As filed with the Securities and Exchange Commission on April 26, 2018

Securities Act File No. 002-80751

Investment Company Act File No. 811-03618

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 86	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 88

Brighthouse Funds Trust II

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (980) 949-5130

MICHAEL LAWLOR, ESQ.

Brighthouse Investment Advisers, LLC

One Financial Center, Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

BRIAN D. MCCABE, ESQ. Ropes & Gray LLP Prudential Tower 800 Boylston Street, Boston, Massachusetts 02199	JEREMY C. SMITH, ESQ. Ropes & Gray LLP 1211 Avenue of the Americas, New York, New York 11036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Pursuant to the provisions of Section 24(f) and Rule 24f-2 of the Investment Company Act of 1940, as amended, Registrant declares that an indefinite number of its shares of beneficial interest, par value $.00001 per share, are being registered under the Securities Act of 1933, as amended, by this Registration Statement.

BRIGHTHOUSE FUNDS

TRUST II

Brighthouse Asset Allocation 20 Portfolio

Class A and Class B Shares

    PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Brighthouse Asset Allocation 20 Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

High level of current income, with growth of capital as a secondary objective.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B
Management Fee	0.09%		0.09%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses	0.03%		0.03%
Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses)	0.57%		0.57%

Total Annual Portfolio Operating Expenses	0.69%		0.94%
Fee Waiver *	(0.02%	)	(0.02%	)

Net Operating Expenses	0.67%		0.92%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to waive fees and/or reimburse expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) of each Class of the Portfolio to 0.10% for Class A shares and 0.35% for Class B shares. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that any expense limitations for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$69	$219	$383	$859
Class B	$94	$299	$520	$1,157

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of the investment companies in which the Portfolio invests (the “Underlying Portfolios”) (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Brighthouse Funds Trust II (the “Trust”) and Brighthouse Funds Trust I (“Trust I”). The Portfolio has a target allocation between the broad asset classes of equity and fixed income. Brighthouse Investment Advisers, LLC (“BIA”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. BIA determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationships between those asset classes. BIA then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold fixed income

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securities and also invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities in accordance with target allocations of 80% to fixed income securities and 20% to equity securities.

The following chart describes the target allocations, as of April 30, 2018, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the equity and fixed income Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class	Target Allocation*
Equity	20%
U.S. Large Cap		11%
U.S. Mid Cap		2%
U.S. Small Cap		2%
Foreign Equity		7%
Fixed Income	80%
U.S. Investment Grade		68%
U.S. High Yield		7%
Foreign Fixed Income		5%

*	Individual figures may not add up to the totals shown due to rounding.

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed income securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve current income primarily through its investments in Underlying Portfolios that invest in fixed-income securities. These investments may include Underlying Portfolios that invest in investment-grade fixed-income securities of U.S. issuers, high yield debt (commonly known as “junk bonds”), and foreign bonds denominated in currencies other than U.S. dollars. The Portfolio may also invest in Underlying Portfolios that invest substantially all of their assets in U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities).

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large, established U.S. and foreign companies and, to a lesser extent, in Underlying Portfolios that invest in stocks of smaller U.S. and foreign companies, including companies in emerging markets.

Periodically, BIA will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that any changes to the targets for the broad asset classes will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, BIA will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and where to find more detailed information about the Portfolio’s investments in the Underlying Portfolios, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk.    The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other

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Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying Portfolios in which it invests.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon BIA’s analysis of various factors and BIA’s ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if BIA allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as BIA anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio, the Underlying Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

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Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

TIPS and Inflation-Linked Bonds Risk.     The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations. The inflation-protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Underlying Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	9.05%
Lowest Quarter	4th – 2008	-6.18%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	7.16%	4.16%	4.74%
Class B	6.93%	3.90%	4.48%
Dow Jones Conservative Index (reflects no deduction for mutual fund fees or expenses)	5.73%	2.65%	3.96%

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Management

Adviser.    Brighthouse Investment Advisers, LLC, is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Kristi Slavin. Other members of the committee are Victor Soto and Jesper Rindboel. Ms. Slavin has been a member since 2012. Mr. Soto has been a member since 2016. Mr. Rindboel has been a member since 2017.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying Portfolios’ assets decrease and decrease as the Portfolio’s and the Underlying Portfolios’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that

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there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser, who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk

The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved. As an investor in Underlying Portfolios, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying Portfolios, including such Underlying Portfolios’ management fee.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon BIA’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and BIA’s ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if BIA allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform as BIA anticipated, including relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional

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selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, an Underlying Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Underlying Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for an Underlying Portfolio to value illiquid investments than more liquid investments. There is also a risk that an Underlying Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares. An Underlying Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Because

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changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market interest rates, the value of such securities may decline or may underperform other obligations that may reset more quickly during periods of rising interest rates. During periods of declining interest rates, variable rate securities generally underperform comparable fixed rate securities because the interest rates on variable rate securities generally reset downward over time when interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Duration is an estimate of a bond or bond fund’s price sensitivity in response to changes in interest rates. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these securities. This may cause the value of the fixed income securities to decline and become more sensitive to changes in interest rates.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

The U.S. Government and the U.S. Federal Reserve have taken steps to support financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve has in the past reduced its market support activities. Further reduction or withdrawal of U.S. Federal Reserve or other governmental support, including interest rate increases, could reduce the value of debt securities in which the Portfolio or an Underlying Portfolio invests.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. The risks associated with rising interest rates are greater during periods when prevailing interest rates are at or near their historic lows.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s actual or perceived ability to pay principal and interest on time. Some securities issued by agencies and instrumentalities of the

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U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty that files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio, the Underlying Portfolio may experience significant losses or delays in realizing income on any collateral the counterparty has provided to the Underlying Portfolio in respect of the counterparty’s obligations to the Underlying Portfolio or recovering collateral that the Underlying Portfolio has provided to the counterparty and is entitled to recover, and the Underlying Portfolio may lose all or a part of the income from such transactions. As a result, the value of your investment may be adversely affected.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign

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securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

To the extent an Underlying Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Underlying Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Underlying Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Underlying Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

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High Yield Debt Security Risk

High yield debt securities, or “junk bonds,” are securities that are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit and counterparty risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Underlying Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Underlying Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property

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and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied.

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Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If an Underlying Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Underlying Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Underlying Portfolio’s hedged position should increase. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which an Underlying Portfolio may engage may give rise to a form of leverage. Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed an Underlying Portfolio’s returns from those transactions, resulting in the Underlying Portfolio incurring losses or reduced gains. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject an Underlying Portfolio to counterparty risk, which is the risk that a counterparty with whom the Underlying Portfolio has entered into a transaction fails to satisfy its obligation to the Underlying Portfolio in connection with that transaction. If an Underlying Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Underlying Portfolio.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. In addition, the Underlying Portfolios’ turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in an Underlying Portfolio’s subadviser. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in Underlying Portfolios that are portfolios of Trust I or the Trust. BIA first establishes a target allocation between the broad asset classes of equity and fixed income and sets target percentages for various components of each broad asset category. For example, within the broad equity category, BIA will establish targets for large cap, mid cap, small cap and foreign equities. BIA then selects a combination of Underlying Portfolios designed to meet both the broad and narrow asset class targets. The selection of Underlying Portfolios will be based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes, portfolio characteristics and investment personnel. BIA may add new Underlying Portfolios, replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the investment personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a diversification benefit to the Portfolio. Information regarding the Underlying Portfolios is included in the summary prospectuses and prospectuses for those portfolios dated April 30, 2018. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, BIA analyzes each Underlying Portfolio’s historic and current security holdings and performance to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large cap, mid cap, and small cap exposure is considered, as is the investment bias toward growth or value style of investment. Further, the type of growth or value management employed is also a consideration for BIA, such as deep value, traditional value, relative value, growth at a reasonable price, traditional growth, or earnings momentum styles of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration, credit quality and currency denomination is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt, and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio that holds only money market instruments. BIA also evaluates the performance dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, BIA will communicate with or visit management personnel of each Underlying Portfolio to discuss the management personnel’s outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, BIA will evaluate the Portfolio’s allocation between the broad asset classes of equity and fixed income, as well as the exposure to various investment styles and asset sectors within the broad

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asset classes. It is anticipated that any changes to the targets for the broad asset classes of equity and fixed income will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, BIA will consider whether to make changes to the allocation to any of the Underlying Portfolios. If a new Underlying Portfolio is selected or the allocation to an existing Underlying Portfolio is adjusted by BIA, a corresponding shifting of allocations to the remaining Underlying Portfolios will result.

The Underlying Portfolios in which the Portfolio may currently invest are:

BRIGHTHOUSE FUNDS TRUST I

BlackRock High Yield Portfolio

Brighthouse Small Cap Value Portfolio

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Brighthouse/Artisan International Portfolio

Brighthouse/Eaton Vance Floating Rate Portfolio

Brighthouse/Franklin Low Duration Total Return Portfolio

Brighthouse/Templeton International Bond Portfolio

Brighthouse/Wellington Large Cap Research Portfolio

Clarion Global Real Estate Portfolio

ClearBridge Aggressive Growth Portfolio

Fidelity Institutional Asset Management® Government Income Portfolio*

Harris Oakmark International Portfolio

Invesco Comstock Portfolio

Invesco Small Cap Growth Portfolio

JPMorgan Core Bond Portfolio

JPMorgan Small Cap Value Portfolio

Loomis Sayles Global Markets Portfolio

MFS® Research International Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Oppenheimer Global Equity Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

TCW Core Fixed Income Portfolio

T. Rowe Price Large Cap Value Portfolio

T. Rowe Price Mid Cap Growth Portfolio

Victory Sycamore Mid Cap Value Portfolio

Wells Capital Management Mid Cap Value Portfolio

BRIGHTHOUSE FUNDS TRUST II

Baillie Gifford International Stock Portfolio

BlackRock Bond Income Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Ultra-Short Term Bond Portfolio

Brighthouse/Artisan Mid Cap Value Portfolio

Brighthouse/Dimensional International Small Company Portfolio

Brighthouse/Wellington Balanced Portfolio

Brighthouse/Wellington Core Equity Opportunities Portfolio

Frontier Mid Cap Growth Portfolio

Jennison Growth Portfolio

Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio

MetLife Aggregate Bond Index Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife MSCI EAFE® Index Portfolio

MetLife Russell 2000® Index Portfolio

MetLife Stock Index Portfolio

MFS® Total Return Portfolio

MFS® Value Portfolio

Neuberger Berman Genesis Portfolio

T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

VanEck Global Natural Resources Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

*	Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.

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The Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. BIA may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for the Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. BIA may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, BIA may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolio’s opportunity to invest in the Underlying Portfolio.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. BIA may manage cash flows into or out of the Portfolio in a way to bring actual allocations more closely in line with the target allocations. In addition, BIA will generally rebalance allocations among the Underlying Portfolios on a quarterly basis to correspond to the target allocations.

More detailed information about the Portfolio’s investments in the Underlying Portfolios is available from the Trust at the following website—www.brighthousefinancial.com/variablefunds.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by BIA.

BIA has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by BIA for its asset allocation services, BIA receives investment advisory fees from the Underlying Portfolios in which the Portfolio invests. In this regard, BIA has an incentive to select and invest the Portfolio’s assets in Underlying Portfolios with higher fees than other Underlying Portfolios. Also BIA may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, BIA is obligated to disregard these incentives in advising the Portfolio. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust and Trust I.

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

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Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Portfolio Turnover

Although the Portfolio generally does not engage in active and frequent trading of portfolio securities, the Underlying Portfolios may do so in an attempt to achieve their investment objectives.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

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Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Underlying Portfolios and the Portfolio invest, which could result in material adverse consequences for such issuers, and may cause the Underlying Portfolios’ and the Portfolio’s investments to lose value. In addition, cyber-attacks involving an Underlying Portfolio or Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Underlying Portfolios or the Portfolio, which may result in losses to the Underlying Portfolios and the Portfolio and their shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts

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on specific securities or the entire market, which may result in the Underlying Portfolios or the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price their investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. BIA may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objectives.

Index Description

The Dow Jones Conservative Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the Index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Bloomberg Barclays and Dow Jones such that the risk combination will have 20% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by BIA. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, manages the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, BIA is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolio, BIA will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, BIA’s investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying

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Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

Kristi Slavin, CFA, CAIA, is the Chair of the committee. She has been President of BIA and Chair of the BIA Board of Managers since 2016, and has worked for BIA since 2008. Ms. Slavin has been President and Chief Executive Officer of the Trust and Trust I since 2016. From 2014 until 2017, she was a Vice President of Metropolitan Life Insurance Company (“Metropolitan Life”).

Victor Soto, CFA, CAIA, FRM, has been Executive Vice President of BIA since 2016 and has worked for BIA since 2015. From 2015 until 2017, he was an Assistant Vice President of Metropolitan Life. From 2013 until he joined BIA, Mr. Soto was a Portfolio Manager at 1st Global. From 2011 until he joined 1st Global, he was a Senior Investment Analyst at FirstCommand Financial Services, Inc.

Jesper Rindboel, CFA, FRM, has been Vice President of BIA since joining the firm in 2016. From 2014 until he joined BIA, Mr. Rindboel was a Senior Investment Analyst and Portfolio Manager at 1st Global. From 2011 until he joined 1st Global, he worked for FirstCommand Financial Services, Inc., where he was promoted from Sales Support Specialist to Investment Analyst.

BIA has hired an independent consultant to provide research and consulting services with respect to the asset allocation targets for the Portfolio and the Portfolio’s investments in the Underlying Portfolios, which may assist BIA in determining the Underlying Portfolios which may be available for investment and with the selection of and allocation of the Portfolio’s investments among the Underlying Portfolios. BIA is responsible for paying the consulting fees.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% for the first $500

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million of the Portfolio’s average daily net assets, 0.075% for the next $500 million and 0.05% for amounts over $1 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.09% of the Portfolio’s average daily net assets.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

Expense Limitation Agreement

BIA has contractually agreed, for the period April 30, 2018 through April 30, 2019, to waive fees and/or reimburse expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the Portfolio’s Net Operating Expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for Class A shares and 0.35% for Class B shares. This subsidy is subject to the Portfolio’s obligation to repay BIA in future years, if any, when the Portfolio’s expenses for either Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment

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for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom, along with the Portfolio, will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

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You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

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Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio,

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amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

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Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Investments in Underlying Portfolios by the Portfolio are valued at the closing daily net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the pricing policies of the Underlying Portfolios, including the circumstances under which the

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Underlying Portfolios will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses of the Underlying Portfolios. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

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	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.69	$10.94	$11.59	$12.05	$11.94

Income (Loss) from Investment Operations
Net investment income (a)	0.23	0.23	0.36	0.25	0.33
Net realized and unrealized gain (loss) on investments	0.53	0.28	(0.38)	0.29	0.20

Total from investment operations	0.76	0.51	(0.02)	0.54	0.53

Less Distributions
Distributions from net investment income	(0.26)	(0.39)	(0.27)	(0.50)	(0.36)
Distributions from net realized capital gains	(0.18)	(0.37)	(0.36)	(0.50)	(0.06)

Total distributions	(0.44)	(0.76)	(0.63)	(1.00)	(0.42)

Net Asset Value, End of Period	$11.01	$10.69	$10.94	$11.59	$12.05

Total Return (%) (b)	7.16	4.76	(0.23)	4.73	4.50

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (c)	0.12	0.12	0.11	0.12	0.11
Net ratio of expenses to average net assets (%) (c)(d)	0.10	0.10	0.10	0.10	0.10
Ratio of net investment income to average net assets (%) (e)	2.13	2.15	3.20	2.17	2.73
Portfolio turnover rate (%)	11	14	21	16	18
Net assets, end of period (in millions)	$39.5	$41.2	$47.5	$50.1	$50.5

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.60	$10.85	$11.51	$11.97	$11.86

Income (Loss) from Investment Operations
Net investment income (a)	0.20	0.20	0.33	0.22	0.29
Net realized and unrealized gain (loss) on investments	0.53	0.28	(0.39)	0.28	0.22

Total from investment operations	0.73	0.48	(0.06)	0.50	0.51

Less Distributions
Distributions from net investment income	(0.23)	(0.36)	(0.24)	(0.46)	(0.34)
Distributions from net realized capital gains	(0.18)	(0.37)	(0.36)	(0.50)	(0.06)

Total distributions	(0.41)	(0.73)	(0.60)	(0.96)	(0.40)

Net Asset Value, End of Period	$10.92	$10.60	$10.85	$11.51	$11.97

Total Return (%) (b)	6.93	4.53	(0.59)	4.47	4.29

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (c)	0.37	0.37	0.36	0.37	0.36
Net ratio of expenses to average net assets (%) (c)(d)	0.35	0.35	0.35	0.35	0.35
Ratio of net investment income to average net assets (%) (e)	1.86	1.83	2.89	1.89	2.49
Portfolio turnover rate (%)	11	14	21	16	18
Net assets, end of period (in millions)	$588.9	$624.2	$615.4	$653.6	$653.8

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.

(d)	Includes the effects of expenses reimbursed by BIA (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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35

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Brighthouse Asset Allocation 40 Portfolio

Class A and Class B Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Brighthouse Asset Allocation 40 Portfolio

PORTFOLIO SUMMARY:

Investment Objective

High total return in the form of income and growth of capital, with a greater emphasis on income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.06%	0.06%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	None	None
Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses)	0.59%	0.59%

Total Annual Portfolio Operating Expenses	0.65%	0.90%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$67	$209	$363	$812
Class B	$92	$288	$500	$1,112

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of the investment companies in which the Portfolio invests (the “Underlying Portfolios”) (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Brighthouse Funds Trust II (the “Trust”) and Brighthouse Funds Trust I (“Trust I”). The Portfolio has a target allocation between the broad asset classes of equity and fixed income. Brighthouse Investment Advisers, LLC (“BIA”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. BIA determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationships between those asset classes. BIA then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold fixed income securities and also invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities in accordance with target allocations of 60% to fixed income securities and 40% to equity securities.

The following chart describes the target allocations, as of April 30, 2018, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the equity and fixed income Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap

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and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class	Target Allocation*
Equity	40%
U.S. Large Cap		20%
U.S. Mid Cap		4%
U.S. Small Cap		3%
Foreign Equity		14%
Fixed Income	60%
U.S. Investment Grade		50%
U.S. High Yield		6%
Foreign Fixed Income		4%

*	Individual figures may not add up to the totals shown due to rounding.

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed income securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve current income primarily through its investments in Underlying Portfolios that invest in fixed-income securities. These investments may include Underlying Portfolios that invest in investment- grade fixed-income securities of U.S. issuers, high yield debt (commonly known as “junk bonds”), and foreign bonds denominated in currencies other than U.S. dollars. The Portfolio may also invest in Underlying Portfolios that invest substantially all of their assets in U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities).

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large, established U.S. and foreign companies and, to a lesser extent, in Underlying Portfolios that invest in stocks of smaller U.S. and foreign companies, including companies in emerging markets.

Periodically, BIA will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that any changes to the targets for the broad asset classes will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, BIA will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and where to find more detailed information about the Portfolio’s investments in the Underlying Portfolios, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk.    The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying Portfolios in which it invests.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon BIA’s analysis of various factors and BIA’s ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset

Brighthouse Asset Allocation 40 Portfolio

4

allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if BIA allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as BIA anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio, the Underlying Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk

Brighthouse Asset Allocation 40 Portfolio

5

and credit and counterparty risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations. The inflation-protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Underlying Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	11.77%
Lowest Quarter	4th – 2008	-10.36%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	11.01%	6.49%	5.38%
Class B	10.64%	6.21%	5.11%
Dow Jones Moderately Conservative Index (reflects no deduction for mutual fund fees or expenses)	10.91%	5.60%	4.91%

Management

Adviser.    Brighthouse Investment Advisers, LLC, is the Portfolio’s investment adviser.

Brighthouse Asset Allocation 40 Portfolio

6

Portfolio Managers.    The Portfolio is managed by a committee led by Kristi Slavin. Other members of the committee are Victor Soto and Jesper Rindboel. Ms. Slavin has been a member since 2012. Mr. Soto has been a member since 2016. Mr. Rindboel has been a member since 2017.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Brighthouse Asset Allocation 40 Portfolio

7

UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying Portfolios’ assets decrease and decrease as the Portfolio’s and the Underlying Portfolios’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your

Brighthouse Asset Allocation 40 Portfolio

8

investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser, who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

Brighthouse Asset Allocation 40 Portfolio

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk

The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved. As an investor in Underlying Portfolios, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying Portfolios, including such Underlying Portfolios’ management fee.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon BIA’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and BIA’s ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if BIA allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform as BIA anticipated, including relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional

Brighthouse Asset Allocation 40 Portfolio

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selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, an Underlying Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Underlying Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for an Underlying Portfolio to value illiquid investments than more liquid investments. There is also a risk that an Underlying Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares. An Underlying Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Because changes in interest rates on variable rate securities (including floating rate securities) may lag

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behind changes in market interest rates, the value of such securities may decline or may underperform other obligations that may reset more quickly during periods of rising interest rates. During periods of declining interest rates, variable rate securities generally underperform comparable fixed rate securities because the interest rates on variable rate securities generally reset downward over time when interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Duration is an estimate of a bond or bond fund’s price sensitivity in response to changes in interest rates. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these securities. This may cause the value of the fixed income securities to decline and become more sensitive to changes in interest rates.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

The U.S. Government and the U.S. Federal Reserve have taken steps to support financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve has in the past reduced its market support activities. Further reduction or withdrawal of U.S. Federal Reserve or other governmental support, including interest rate increases, could reduce the value of debt securities in which the Portfolio or an Underlying Portfolio invests.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. The risks associated with rising interest rates are greater during periods when prevailing interest rates are at or near their historic lows.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s actual or perceived ability to pay principal and interest on time. Some securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If an Underlying

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Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty that files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio, the Underlying Portfolio may experience significant losses or delays in realizing income on any collateral the counterparty has provided to the Underlying Portfolio in respect of the counterparty’s obligations to the Underlying Portfolio or recovering collateral that the Underlying Portfolio has provided to the counterparty and is entitled to recover, and the Underlying Portfolio may lose all or a part of the income from such transactions. As a result, the value of your investment may be adversely affected.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although

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an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

To the extent an Underlying Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Underlying Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Underlying Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Underlying Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds,” are securities that are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns

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in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit and counterparty risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Underlying Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Underlying Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may

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decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies

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or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

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TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If an Underlying Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Underlying Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Underlying Portfolio’s hedged position should increase. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which an Underlying Portfolio may engage may give rise to a form of leverage. Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed an Underlying Portfolio’s returns from those transactions, resulting in the Underlying Portfolio incurring losses or reduced gains. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

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Use of derivatives may subject an Underlying Portfolio to counterparty risk, which is the risk that a counterparty with whom the Underlying Portfolio has entered into a transaction fails to satisfy its obligation to the Underlying Portfolio in connection with that transaction. If an Underlying Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Underlying Portfolio.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. In addition, the Underlying Portfolios’ turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in an Underlying Portfolio’s subadviser. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in Underlying Portfolios that are portfolios of the Trust I or the Trust. BIA first establishes a target allocation between the broad asset classes of equity and fixed income and sets target percentages for various components of each broad asset category. For example, within the broad equity category, BIA will establish targets for large cap, mid cap, small cap and foreign equities. BIA then selects a combination of Underlying Portfolios designed to meet both the broad and narrow asset class targets. The selection of Underlying Portfolios will be based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes, portfolio characteristics and investment personnel. BIA may add new Underlying Portfolios, replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the investment

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personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a diversification benefit to the Portfolio. Information regarding the Underlying Portfolios is included in the summary prospectuses and prospectuses for those portfolios dated April 30, 2018. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, BIA analyzes each Underlying Portfolio’s historic and current security holdings and performance to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large cap, mid cap, and small cap exposure is considered, as is the investment bias toward growth or value style of investment. Further, the type of growth or value management employed is also a consideration for BIA, such as deep value, traditional value, relative value, growth at a reasonable price, traditional growth, or earnings momentum styles of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration, credit quality and currency denomination is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt, and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio that holds only money market instruments. BIA also evaluates the performance dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, BIA will communicate with or visit management personnel of each Underlying Portfolio to discuss the management personnel’s outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, BIA will evaluate the Portfolio’s allocation between the broad asset classes of equity and fixed income, as well as the exposure to various investment styles and asset sectors within the broad asset classes. It is anticipated that any changes to the targets for the broad asset classes of equity and fixed income will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, BIA will consider whether to make changes to the allocation to any of the Underlying Portfolios. If a new Underlying Portfolio is selected or the allocation to an existing Underlying Portfolio is adjusted by BIA, a corresponding shifting of allocations to the remaining Underlying Portfolios will result.

The Underlying Portfolios in which the Portfolio may currently invest are:

BRIGHTHOUSE FUNDS TRUST I

BlackRock High Yield Portfolio

Brighthouse Small Cap Value Portfolio

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Brighthouse/Artisan International Portfolio

Brighthouse/Eaton Vance Floating Rate Portfolio

Brighthouse/Franklin Low Duration Total Return Portfolio

BRIGHTHOUSE FUNDS TRUST II

Baillie Gifford International Stock Portfolio

BlackRock Bond Income Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Ultra-Short Term Bond Portfolio

Brighthouse/Artisan Mid Cap Value Portfolio

Brighthouse/Dimensional International Small Company Portfolio

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BRIGHTHOUSE FUNDS TRUST I

Brighthouse/Templeton International Bond Portfolio

Brighthouse/Wellington Large Cap Research Portfolio

Clarion Global Real Estate Portfolio

ClearBridge Aggressive Growth Portfolio

Fidelity Institutional Asset Management® Government Income Portfolio*

Harris Oakmark International Portfolio

Invesco Comstock Portfolio

Invesco Small Cap Growth Portfolio

JPMorgan Core Bond Portfolio

JPMorgan Small Cap Value Portfolio

Loomis Sayles Global Markets Portfolio

MFS® Research International Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Oppenheimer Global Equity Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

TCW Core Fixed Income Portfolio

T. Rowe Price Large Cap Value Portfolio

T. Rowe Price Mid Cap Growth Portfolio

Victory Sycamore Mid Cap Value Portfolio

Wells Capital Management Mid Cap Value Portfolio

BRIGHTHOUSE FUNDS TRUST II

Brighthouse/Wellington Balanced Portfolio

Brighthouse/Wellington Core Equity Opportunities Portfolio

Frontier Mid Cap Growth Portfolio

Jennison Growth Portfolio

Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio

MetLife Aggregate Bond Index Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife MSCI EAFE® Index Portfolio

MetLife Russell 2000® Index Portfolio

MetLife Stock Index Portfolio

MFS® Total Return Portfolio

MFS® Value Portfolio

Neuberger Berman Genesis Portfolio

T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

VanEck Global Natural Resources Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

*	Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.

The Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. BIA may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for the Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. BIA may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, BIA may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolio’s opportunity to invest in the Underlying Portfolio.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. BIA may manage cash flows into or out of the Portfolio in a way to bring actual allocations more closely in line with the target allocations. In addition, BIA will generally rebalance allocations among the Underlying Portfolios on a quarterly basis to correspond to the target allocations.

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More detailed information about the Portfolio’s investments in the Underlying Portfolios is available from the Trust at the following website—www.brighthousefinancial.com/variablefunds.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by BIA.

BIA has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by BIA for its asset allocation services, BIA receives investment advisory fees from the Underlying Portfolios in which the Portfolio invests. In this regard, BIA has an incentive to select and invest the Portfolio’s assets in Underlying Portfolios with higher fees than other Underlying Portfolios. Also BIA may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, BIA is obligated to disregard these incentives in advising the Portfolio. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust and Trust I.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities.

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The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Portfolio Turnover

Although the Portfolio generally does not engage in active and frequent trading of portfolio securities, the Underlying Portfolios may do so in an attempt to achieve their investment objectives.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical

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data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Underlying Portfolios and the Portfolio invest, which could result in material adverse consequences for such issuers, and may cause the Underlying Portfolios’ and the Portfolio’s investments to lose value. In addition, cyber-attacks involving an Underlying Portfolio or Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Underlying Portfolios or the Portfolio, which may result in losses to the Underlying Portfolios and the Portfolio and their shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Underlying Portfolios or the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price their investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and

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repurchase agreements. BIA may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderately Conservative Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the Index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk combination will have 40% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by BIA. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, manages the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, BIA is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolio, BIA will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, BIA’s investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

Kristi Slavin, CFA, CAIA, is the Chair of the committee. She has been President of BIA and Chair of the BIA Board of Managers since 2016, and has worked for BIA since 2008. Ms. Slavin has been President and Chief Executive Officer of the Trust and Trust I since 2016. From 2014 until 2017, she was a Vice President of Metropolitan Life Insurance Company (“Metropolitan Life”).

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Victor Soto, CFA, CAIA, FRM, has been Executive Vice President of BIA since 2016 and has worked for BIA since 2015. From 2015 until 2017, he was an Assistant Vice President of Metropolitan Life. From 2013 until he joined BIA, Mr. Soto was a Portfolio Manager at 1st Global. From 2011 until he joined 1st Global, he was a Senior Investment Analyst at FirstCommand Financial Services, Inc.

Jesper Rindboel, CFA, FRM, has been Vice President of BIA since joining the firm in 2016. From 2014 until he joined BIA, Mr. Rindboel was a Senior Investment Analyst and Portfolio Manager at 1st Global. From 2011 until he joined 1st Global, he worked for FirstCommand Financial Services, Inc., where he was promoted from Sales Support Specialist to Investment Analyst.

BIA has hired an independent consultant to provide research and consulting services with respect to the asset allocation targets for the Portfolio and the Portfolio’s investments in the Underlying Portfolios, which may assist BIA in determining the Underlying Portfolios which may be available for investment and with the selection of and allocation of the Portfolio’s investments among the Underlying Portfolios. BIA is responsible for paying the consulting fees.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% for the first $500 million of the Portfolio’s average daily net assets, 0.075% for the next $500 million and 0.05% for amounts over $1 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.06% of the Portfolio’s average daily net assets.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

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Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions

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received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom, along with the Portfolio, will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

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The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders

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are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

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Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner.

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Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio’s shareholders.

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Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Investments in Underlying Portfolios by the Portfolio are valued at the closing daily net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the pricing policies of the Underlying Portfolios, including the circumstances under which the Underlying Portfolios will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses of the Underlying Portfolios. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

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	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.36	$11.90	$12.74	$12.99	$12.14

Income (Loss) from Investment Operations
Net investment income (a)	0.22	0.23	0.36	0.24	0.29
Net realized and unrealized gain (loss) on investments	1.00	0.48	(0.44)	0.40	1.04

Total from investment operations	1.22	0.71	(0.08)	0.64	1.33

Less Distributions
Distributions from net investment income	(0.26)	(0.46)	(0.06)	(0.41)	(0.35)
Distributions from net realized capital gains	(0.37)	(0.79)	(0.70)	(0.48)	(0.13)

Total distributions	(0.63)	(1.25)	(0.76)	(0.89)	(0.48)

Net Asset Value, End of Period	$11.95	$11.36	$11.90	$12.74	$12.99

Total Return (%) (b)	11.01	6.33	(0.78)	5.16	11.20

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.06	0.06	0.06	0.06	0.08
Ratio of net investment income to average net assets (%) (d)	1.91	1.97	2.85	1.92	2.31
Portfolio turnover rate (%)	6	8	16	15	15
Net assets, end of period (in millions)	$85.4	$91.0	$102.6	$112.9	$107.7

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.25	$11.79	$12.64	$12.89	$12.05

Income (Loss) from Investment Operations
Net investment income (a)	0.20	0.19	0.32	0.03	0.26
Net realized and unrealized gain (loss) on investments	0.97	0.49	(0.43)	0.57	1.03

Total from investment operations	1.17	0.68	(0.11)	0.60	1.29

Less Distributions
Distributions from net investment income	(0.23)	(0.43)	(0.04)	(0.37)	(0.32)
Distributions from net realized capital gains	(0.37)	(0.79)	(0.70)	(0.48)	(0.13)

Total distributions	(0.60)	(1.22)	(0.74)	(0.85)	(0.45)

Net Asset Value, End of Period	$11.82	$11.25	$11.79	$12.64	$12.89

Total Return (%) (b)	10.64	6.09	(1.07)	4.93	10.92

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.31	0.31	0.31	0.31	0.33
Ratio of net investment income to average net assets (%) (d)	1.70	1.71	2.62	0.21	2.10
Portfolio turnover rate (%)	6	8	16	15	15
Net assets, end of period (in millions)	$6,448.1	$6,730.2	$7,152.6	$8,304.3	$1,678.4

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.

(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Brighthouse Asset Allocation 60 Portfolio

Class A and Class B Shares

    PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Brighthouse Asset Allocation 60 Portfolio

PORTFOLIO SUMMARY:

Investment Objective

A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	None	None
Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses)	0.61%	0.61%

Total Annual Portfolio Operating Expenses	0.66%	0.91%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$68	$212	$369	$825
Class B	$93	$291	$506	$1,123

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of the investment companies in which the Portfolio invests (the “Underlying Portfolios”) (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Brighthouse Funds Trust II (the “Trust”) and Brighthouse Funds Trust I (“Trust I”). The Portfolio has a target allocation between the broad asset classes of equity and fixed income. Brighthouse Investment Advisers, LLC (“BIA”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. BIA determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationships between those asset classes. BIA then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 60% to equity securities and 40% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2018, to equity and fixed income securities. You should note that these percentages do not directly

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correspond to investment in the equity and fixed income Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class	Target Allocation*
Equity	60%
U.S. Large Cap		29%
U.S. Mid Cap		7%
U.S. Small Cap		4%
Foreign Equity		21%
Fixed Income	40%
U.S. Investment Grade		32%
U.S. High Yield		4%
Foreign Fixed Income		4%

*	Individual figures may not add up to the totals shown due to rounding.

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed income securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large, established U.S. and foreign companies and, to a lesser extent, in Underlying Portfolios that invest in stocks of smaller U.S. and foreign companies, including companies in emerging markets.

The Portfolio seeks to achieve current income primarily through its investments in Underlying Portfolios that invest in fixed-income securities. These investments may include Underlying Portfolios that invest in investment-grade fixed-income securities of U.S. issuers, high yield debt (commonly known as “junk bonds”), and foreign bonds denominated in currencies other than U.S. dollars. The Portfolio may also invest in Underlying Portfolios that invest substantially all of their assets in U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities).

Periodically, BIA will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that any changes to the targets for the broad asset classes will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, BIA will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and where to find more detailed information about the Portfolio’s investments in the Underlying Portfolios, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk.    The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying Portfolios in which it invests.

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4

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon BIA’s analysis of various factors and BIA’s ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if BIA allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as BIA anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio, the Underlying Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as

Brighthouse Asset Allocation 60 Portfolio

5

investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty (the risk that an issuer or counterparty will default or become less creditworthy) risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Underlying Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	14.43%
Lowest Quarter	4th – 2008	-14.89%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	14.93%	8.78%	5.82%
Class B	14.73%	8.50%	5.55%
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	15.15%	8.11%	5.75%

Management

Adviser.    Brighthouse Investment Advisers, LLC, is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Kristi Slavin. Other members of the committee are Victor Soto and Jesper Rindboel. Ms. Slavin has been a member since 2012. Mr. Soto has been a member since 2016. Mr. Rindboel has been a member since 2017.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Brighthouse Asset Allocation 60 Portfolio

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Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Brighthouse Asset Allocation 60 Portfolio

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying Portfolios’ assets decrease and decrease as the Portfolio’s and the Underlying Portfolios’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that

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there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser, who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk

The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved. As an investor in Underlying Portfolios, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying Portfolios, including such Underlying Portfolios’ management fee.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon BIA’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and BIA’s ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if BIA allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform as BIA anticipated, including relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional

Brighthouse Asset Allocation 60 Portfolio

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selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, an Underlying Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Underlying Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for an Underlying Portfolio to value illiquid investments than more liquid investments. There is also a risk that an Underlying Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares. An Underlying Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Because

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changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market interest rates, the value of such securities may decline or may underperform other obligations that may reset more quickly during periods of rising interest rates. During periods of declining interest rates, variable rate securities generally underperform comparable fixed rate securities because the interest rates on variable rate securities generally reset downward over time when interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Duration is an estimate of a bond or bond fund’s price sensitivity in response to changes in interest rates. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these securities. This may cause the value of the fixed income securities to decline and become more sensitive to changes in interest rates.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

The U.S. Government and the U.S. Federal Reserve have taken steps to support financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve has in the past reduced its market support activities. Further reduction or withdrawal of U.S. Federal Reserve or other governmental support, including interest rate increases, could reduce the value of debt securities in which the Portfolio or an Underlying Portfolio invests.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. The risks associated with rising interest rates are greater during periods when prevailing interest rates are at or near their historic lows.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s actual or perceived ability to pay principal and interest on time. Some securities issued by agencies and instrumentalities of the

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U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty that files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio, the Underlying Portfolio may experience significant losses or delays in realizing income on any collateral the counterparty has provided to the Underlying Portfolio in respect of the counterparty’s obligations to the Underlying Portfolio or recovering collateral that the Underlying Portfolio has provided to the counterparty and is entitled to recover, and the Underlying Portfolio may lose all or a part of the income from such transactions. As a result, the value of your investment may be adversely affected.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities.

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An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

To the extent an Underlying Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Underlying Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Underlying Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Underlying Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds,” are securities that are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield

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debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit and counterparty risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Underlying Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Underlying Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are

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subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or

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an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset

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pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Underlying Portfolio’s hedged position should increase. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which an Underlying Portfolio may engage may give rise to a form of leverage. Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed an Underlying Portfolio’s returns from those transactions, resulting in the Underlying Portfolio incurring losses or reduced gains. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject an Underlying Portfolio to counterparty risk, which is the risk that a counterparty with whom the Underlying Portfolio has entered into a transaction fails to satisfy its obligation to the Underlying Portfolio in connection with that transaction. If an Underlying Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under

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the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Underlying Portfolio.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. In addition, the Underlying Portfolios’ turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in an Underlying Portfolio’s subadviser. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in Underlying Portfolios that are portfolios of the Trust I or the Trust. BIA first establishes a target allocation between the broad asset classes of equity and fixed income and sets target percentages for various components of each broad asset category. For example, within the broad equity category, BIA will establish targets for large cap, mid cap, small cap and foreign equities. BIA then selects a combination of Underlying Portfolios designed to meet both the broad and narrow asset class targets. The selection of Underlying Portfolios will be based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes, portfolio characteristics and investment personnel. BIA may add new Underlying Portfolios, replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the investment personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a diversification benefit to the Portfolio. Information regarding the Underlying Portfolios is included in the summary prospectuses and prospectuses for those portfolios dated April 30, 2018. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

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Before selecting Underlying Portfolios, BIA analyzes each Underlying Portfolio’s historic and current security holdings and performance to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large cap, mid cap, and small cap exposure is considered, as is the investment bias toward growth or value style of investment. Further, the type of growth or value management employed is also a consideration for BIA, such as deep value, traditional value, relative value, growth at a reasonable price, traditional growth, or earnings momentum styles of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration, credit quality and currency denomination is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt, and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio that holds only money market instruments. BIA also evaluates the performance dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, BIA will communicate with or visit management personnel of each Underlying Portfolio to discuss the management personnel’s outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, BIA will evaluate the Portfolio’s allocation between the broad asset classes of equity and fixed income, as well as the exposure to various investment styles and asset sectors within the broad asset classes. It is anticipated that any changes to the targets for the broad asset classes of equity and fixed income will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, BIA will consider whether to make changes to the allocation to any of the Underlying Portfolios. If a new Underlying Portfolio is selected or the allocation to an existing Underlying Portfolio is adjusted by BIA, a corresponding shifting of allocations to the remaining Underlying Portfolios will result.

The Underlying Portfolios in which the Portfolio may currently invest are:

BRIGHTHOUSE FUNDS TRUST I

BlackRock High Yield Portfolio

Brighthouse Small Cap Value Portfolio

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Brighthouse/Artisan International Portfolio

Brighthouse/Eaton Vance Floating Rate Portfolio

Brighthouse/Franklin Low Duration Total Return Portfolio

Brighthouse/Templeton International Bond Portfolio

Brighthouse/Wellington Large Cap Research Portfolio

Clarion Global Real Estate Portfolio

BRIGHTHOUSE FUNDS TRUST II

Baillie Gifford International Stock Portfolio

BlackRock Bond Income Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Ultra-Short Term Bond Portfolio

Brighthouse/Artisan Mid Cap Value Portfolio

Brighthouse/Dimensional International Small Company Portfolio

Brighthouse/Wellington Balanced Portfolio

Brighthouse/Wellington Core Equity Opportunities Portfolio

Frontier Mid Cap Growth Portfolio

Jennison Growth Portfolio

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BRIGHTHOUSE FUNDS TRUST I

ClearBridge Aggressive Growth Portfolio

Fidelity Institutional Asset Management® Government Income Portfolio*

Harris Oakmark International Portfolio

Invesco Comstock Portfolio

Invesco Small Cap Growth Portfolio

JPMorgan Core Bond Portfolio

JPMorgan Small Cap Value Portfolio

Loomis Sayles Global Markets Portfolio

MFS® Research International Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Oppenheimer Global Equity Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

TCW Core Fixed Income Portfolio

T. Rowe Price Large Cap Value Portfolio

T. Rowe Price Mid Cap Growth Portfolio

Victory Sycamore Mid Cap Value Portfolio

Wells Capital Management Mid Cap Value Portfolio

BRIGHTHOUSE FUNDS TRUST II

Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio

MetLife Aggregate Bond Index Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife MSCI EAFE® Index Portfolio

MetLife Russell 2000® Index Portfolio

MetLife Stock Index Portfolio

MFS® Total Return Portfolio

MFS® Value Portfolio

Neuberger Berman Genesis Portfolio

T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

VanEck Global Natural Resources Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

*	Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.

The Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. BIA may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for the Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. BIA may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, BIA may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolio’s opportunity to invest in the Underlying Portfolio.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. BIA may manage cash flows into or out of the Portfolio in a way to bring actual allocations more closely in line with the target allocations. In addition, BIA will generally rebalance allocations among the Underlying Portfolios on a quarterly basis to correspond to the target allocations.

More detailed information about the Portfolio’s investments in the Underlying Portfolios is available from the Trust at the following website—www.brighthousefinancial.com/variablefunds.

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Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by BIA.

BIA has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by BIA for its asset allocation services, BIA receives investment advisory fees from the Underlying Portfolios in which the Portfolio invests. In this regard, BIA has an incentive to select and invest the Portfolio’s assets in Underlying Portfolios with higher fees than other Underlying Portfolios. Also BIA may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, BIA is obligated to disregard these incentives in advising the Portfolio. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust and Trust I.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce

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the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Portfolio Turnover

Although the Portfolio generally does not engage in active and frequent trading of portfolio securities, the Underlying Portfolios may do so in an attempt to achieve their investment objectives.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

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Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Underlying Portfolios and the Portfolio invest, which could result in material adverse consequences for such issuers, and may cause the Underlying Portfolios’ and the Portfolio’s investments to lose value. In addition, cyber-attacks involving an Underlying Portfolio or Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Underlying Portfolios or the Portfolio, which may result in losses to the Underlying Portfolios and the Portfolio and their shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Underlying Portfolios or the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price their investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. BIA may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

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Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the Index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by BIA. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, manages the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, BIA is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolio, BIA will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, BIA’s investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

Kristi Slavin, CFA, CAIA, is the Chair of the committee. She has been President of BIA and Chair of the BIA Board of Managers since 2016, and has worked for BIA since 2008. Ms. Slavin has been President and Chief Executive Officer of the Trust and Trust I since 2016. From 2014 until 2017, she was a Vice President of Metropolitan Life Insurance Company (“Metropolitan Life”).

Victor Soto, CFA, CAIA, FRM, has been Executive Vice President of BIA since 2016 and has worked for BIA since 2015. From 2015 until 2017, he was an Assistant Vice President of Metropolitan Life. From 2013 until he joined BIA, Mr. Soto was a Portfolio Manager at 1st Global. From 2011 until he joined 1st Global, he was a Senior Investment Analyst at FirstCommand Financial Services, Inc.

Jesper Rindboel, CFA, FRM, has been Vice President of BIA since joining the firm in 2016. From 2014 until he joined BIA, Mr. Rindboel was a Senior Investment Analyst and Portfolio

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Manager at 1st Global. From 2011 until he joined 1st Global, he worked for FirstCommand Financial Services, Inc., where he was promoted from Sales Support Specialist to Investment Analyst.

BIA has hired an independent consultant to provide research and consulting services with respect to the asset allocation targets for the Portfolio and the Portfolio’s investments in the Underlying Portfolios, which may assist BIA in determining the Underlying Portfolios which may be available for investment and with the selection of and allocation of the Portfolio’s investments among the Underlying Portfolios. BIA is responsible for paying the consulting fees.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% for the first $500 million of the Portfolio’s average daily net assets, 0.075% for the next $500 million and 0.05% for amounts over $1 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.05% of the Portfolio’s average daily net assets.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B,

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Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”).

The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

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Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom, along with the Portfolio, will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue

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Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G

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shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

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The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

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Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be

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priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Investments in Underlying Portfolios by the Portfolio are valued at the closing daily net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the pricing policies of the Underlying Portfolios, including the circumstances under which the Underlying Portfolios will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses of the Underlying Portfolios. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

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	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.76	$12.50	$13.57	$13.74	$11.98

Income (Loss) from Investment Operations
Net investment income (a)	0.21	0.21	0.32	0.21	0.25
Net realized and unrealized gain (loss) on investments	1.50	0.63	(0.41)	0.48	1.89

Total from investment operations	1.71	0.84	(0.09)	0.69	2.14

Less Distributions
Distributions from net investment income	(0.25)	(0.43)	(0.10)	(0.32)	(0.28)
Distributions from net realized capital gains	(0.50)	(1.15)	(0.88)	(0.54)	(0.10)

Total distributions	(0.75)	(1.58)	(0.98)	(0.86)	(0.38)

Net Asset Value, End of Period	$12.72	$11.76	$12.50	$13.57	$13.74

Total Return (%) (b)	14.93	7.47	(0.99)	5.29	18.29

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.05	0.05	0.05	0.05	0.06
Ratio of net investment income to average net assets (%) (d)	1.68	1.74	2.40	1.58	1.95
Portfolio turnover rate (%)	6	10	15	16	15
Net assets, end of period (in millions)	$343.0	$331.2	$330.1	$353.0	$331.6

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.69	$12.44	$13.52	$13.69	$11.94

Income (Loss) from Investment Operations
Net investment income (a)	0.17	0.18	0.28	0.05	0.22
Net realized and unrealized gain (loss) on investments	1.51	0.62	(0.41)	0.61	1.88

Total from investment operations	1.68	0.80	(0.13)	0.66	2.10

Less Distributions
Distributions from net investment income	(0.22)	(0.40)	(0.07)	(0.29)	(0.25)
Distributions from net realized capital gains	(0.50)	(1.15)	(0.88)	(0.54)	(0.10)

Total distributions	(0.72)	(1.55)	(0.95)	(0.83)	(0.35)

Net Asset Value, End of Period	$12.65	$11.69	$12.44	$13.52	$13.69

Total Return (%) (b)	14.73	7.11	(1.27)	5.05	17.98

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.30	0.30	0.30	0.30	0.31
Ratio of net investment income to average net assets (%) (d)	1.43	1.52	2.15	0.39	1.71
Portfolio turnover rate (%)	6	10	15	16	15
Net assets, end of period (in millions)	$14,189.2	$13,904.3	$14,389.8	$16,127.1	$5,420.8

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.

(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Brighthouse Asset Allocation 80 Portfolio

Class A and Class B Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Brighthouse Asset Allocation 80 Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses)	0.64%	0.64%

Total Annual Portfolio Operating Expenses	0.70%	0.95%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$72	$225	$391	$873
Class B	$97	$304	$528	$1,171

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of the investment companies in which the Portfolio invests (the “Underlying Portfolios”) (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Brighthouse Funds Trust II (the “Trust”) and Brighthouse Funds Trust I (“Trust I”). The Portfolio has a target allocation between the broad asset classes of equity and fixed income. Brighthouse Investment Advisers, LLC (“BIA”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. BIA determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationships between those asset classes. BIA then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 80% to equity securities and 20% to fixed income securities.

The following chart describes the target allocations, as of April 30, 2018, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the equity and fixed income Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap

3

and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class	Target Allocation*
Equity	80%
U.S. Large Cap		38%
U.S. Mid Cap		10%
U.S. Small Cap		6%
Foreign Equity		28%
Fixed Income	20%
U.S. Investment Grade		14%
U.S. High Yield		3%
Foreign Fixed Income		3%

*	Individual figures may not add up to the totals shown due to rounding.

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed income securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large, established U.S. and foreign companies and, to a lesser extent, in Underlying Portfolios that invest in stocks of smaller U.S. and foreign companies, including companies in emerging markets.

The Portfolio seeks to achieve current income primarily through its investments in Underlying Portfolios that invest in fixed-income securities. These investments may include Underlying Portfolios that invest in investment-grade fixed-income securities of U.S. issuers, high yield debt (commonly known as “junk bonds”), and foreign bonds denominated in currencies other than U.S. dollars. The Portfolio may also invest in Underlying Portfolios that invest substantially all of their assets in U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities).

Periodically, BIA will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that any changes to the targets for the broad asset classes will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, BIA will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and where to find more detailed information about the Portfolio’s investments in the Underlying Portfolios, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk.    The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying Portfolios in which it invests.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon BIA’s analysis of various factors and BIA’s ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset

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4

allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if BIA allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as BIA anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio, the Underlying Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed

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5

and asset-backed securities is subject to interest rate risk and credit and counterparty risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Underlying Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	16.56%
Lowest Quarter	4th – 2008	-19.22%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	19.44%	10.88%	6.12%
Class B	19.16%	10.63%	5.86%
Dow Jones Moderately Aggressive Index (reflects no deduction for mutual fund fees or expenses)	19.08%	10.30%	6.37%

Management

Adviser.    Brighthouse Investment Advisers, LLC, is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Kristi Slavin. Other members of the committee are Victor Soto and Jesper Rindboel. Ms. Slavin has been a member since 2012. Mr. Soto has been a member since 2016. Mr. Rindboel has been a member since 2017.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

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6

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying Portfolios’ assets decrease and decrease as the Portfolio’s and the Underlying Portfolios’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that

Brighthouse Asset Allocation 80 Portfolio

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there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser, who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk

The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved. As an investor in Underlying Portfolios, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying Portfolios, including such Underlying Portfolios’ management fee.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon BIA’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and BIA’s ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if BIA allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform as BIA anticipated, including relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower

Brighthouse Asset Allocation 80 Portfolio

10

demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, an Underlying Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Underlying Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for an Underlying Portfolio to value illiquid investments than more liquid investments. There is also a risk that an Underlying Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares. An Underlying Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and

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financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

To the extent an Underlying Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Underlying Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Underlying Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Underlying Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative

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size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying

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Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market interest rates, the value of such securities may decline or may underperform other obligations that may reset more quickly during periods of rising interest rates. During periods of declining interest rates, variable rate securities generally underperform comparable fixed rate securities because the interest rates on variable rate securities generally reset downward over time when interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Duration is an estimate of a bond or bond fund’s price sensitivity in response to changes in interest rates. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these securities. This may cause the value of the fixed income securities to decline and become more sensitive to changes in interest rates.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take

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actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

The U.S. Government and the U.S. Federal Reserve have taken steps to support financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve has in the past reduced its market support activities. Further reduction or withdrawal of U.S. Federal Reserve or other governmental support, including interest rate increases, could reduce the value of debt securities in which the Portfolio or an Underlying Portfolio invests.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. The risks associated with rising interest rates are greater during periods when prevailing interest rates are at or near their historic lows.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s actual or perceived ability to pay principal and interest on time. Some securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty that files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio, the Underlying Portfolio may experience significant losses or delays in realizing income on any collateral the counterparty has provided to the Underlying Portfolio in respect of the counterparty’s obligations to the Underlying Portfolio or recovering collateral that the Underlying Portfolio has provided to the counterparty and is entitled to recover, and the Underlying Portfolio may lose all or a part of the income from such transactions. As a result, the value of your investment may be adversely affected.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds,” are securities that are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on

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their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit and counterparty risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Underlying Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Underlying Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S.

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Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

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When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Underlying Portfolio’s hedged position should increase. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which an Underlying Portfolio may engage may give rise to a form of leverage. Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed an Underlying Portfolio’s returns from those transactions, resulting in the Underlying Portfolio incurring losses or reduced gains. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject an Underlying Portfolio to counterparty risk, which is the risk that a counterparty with whom the Underlying Portfolio has entered into a transaction fails to satisfy its obligation to the Underlying Portfolio in connection with that transaction. If an Underlying Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Underlying Portfolio.

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Portfolio Turnover Risk

The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. In addition, the Underlying Portfolios’ turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in an Underlying Portfolio’s subadviser. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in Underlying Portfolios that are portfolios of the Trust I or the Trust. BIA first establishes a target allocation between the broad asset classes of equity and fixed income and sets target percentages for various components of each broad asset category. For example, within the broad equity category, BIA will establish targets for large cap, mid cap, small cap and foreign equities. BIA then selects a combination of Underlying Portfolios designed to meet both the broad and narrow asset class targets. The selection of Underlying Portfolios will be based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes, portfolio characteristics and investment personnel. BIA may add new Underlying Portfolios, replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the investment personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a diversification benefit to the Portfolio. Information regarding the Underlying Portfolios is included in the summary prospectuses and prospectuses for those portfolios dated April 30, 2018. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, BIA analyzes each Underlying Portfolio’s historic and current security holdings and performance to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large cap, mid cap, and small cap exposure is considered, as is the investment bias toward growth or value style of investment. Further, the type of growth or value management employed is also a consideration for BIA, such as deep value, traditional value, relative value, growth at a reasonable price, traditional growth, or earnings momentum styles of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration, credit quality and currency denomination is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt, and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio that holds only money market instruments. BIA also evaluates the performance dynamics among the Underlying

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Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, BIA will communicate with or visit management personnel of each Underlying Portfolio to discuss the management personnel’s outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, BIA will evaluate the Portfolio’s allocation between the broad asset classes of equity and fixed income, as well as the exposure to various investment styles and asset sectors within the broad asset classes. It is anticipated that any changes to the targets for the broad asset classes of equity and fixed income will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, BIA will consider whether to make changes to the allocation to any of the Underlying Portfolios. If a new Underlying Portfolio is selected or the allocation to an existing Underlying Portfolio is adjusted by BIA, a corresponding shifting of allocations to the remaining Underlying Portfolios will result.

The Underlying Portfolios in which the Portfolio may currently invest are:

BRIGHTHOUSE FUNDS TRUST I

BlackRock High Yield Portfolio

Brighthouse Small Cap Value Portfolio

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Brighthouse/Artisan International Portfolio

Brighthouse/Eaton Vance Floating Rate Portfolio

Brighthouse/Franklin Low Duration Total Return Portfolio

Brighthouse/Templeton International Bond Portfolio

Brighthouse/Wellington Large Cap Research Portfolio

Clarion Global Real Estate Portfolio

ClearBridge Aggressive Growth Portfolio

Fidelity Institutional Asset Management® Government Income Portfolio*

Harris Oakmark International Portfolio

Invesco Comstock Portfolio

Invesco Small Cap Growth Portfolio

JPMorgan Core Bond Portfolio

JPMorgan Small Cap Value Portfolio

Loomis Sayles Global Markets Portfolio

MFS® Research International Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Oppenheimer Global Equity Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

TCW Core Fixed Income Portfolio

T. Rowe Price Large Cap Value Portfolio

T. Rowe Price Mid Cap Growth Portfolio

Victory Sycamore Mid Cap Value Portfolio

Wells Capital Management MidCap Value Portfolio

BRIGHTHOUSE FUNDS TRUST II

Baillie Gifford International Stock Portfolio

BlackRock Bond Income Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Ultra-Short Term Bond Portfolio

Brighthouse/Artisan Mid Cap Value Portfolio

Brighthouse/Dimensional International Small Company Portfolio

Brighthouse/Wellington Balanced Portfolio

Brighthouse/Wellington Core Equity Opportunities Portfolio

Frontier Mid Cap Growth Portfolio

Jennison Growth Portfolio

Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio

MetLife Aggregate Bond Index Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife MSCI EAFE® Index Portfolio

MetLife Russell 2000® Index Portfolio

MetLife Stock Index Portfolio

MFS® Total Return Portfolio

MFS® Value Portfolio

Neuberger Berman Genesis Portfolio

T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

VanEck Global Natural Resources Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

*	Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.

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The Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. BIA may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for the Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. BIA may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, BIA may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolio’s opportunity to invest in the Underlying Portfolio.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. BIA may manage cash flows into or out of the Portfolio in a way to bring actual allocations more closely in line with the target allocations. In addition, BIA will generally rebalance allocations among the Underlying Portfolios on a quarterly basis to correspond to the target allocations.

More detailed information about the Portfolio’s investments in the Underlying Portfolios is available from the Trust at the following website—www.brighthousefinancial.com/variablefunds.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by BIA.

BIA has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by BIA for its asset allocation services, BIA receives investment advisory fees from the Underlying Portfolios in which the Portfolio invests. In this regard, BIA has an incentive to select and invest the Portfolio’s assets in Underlying Portfolios with higher fees than other Underlying Portfolios. Also BIA may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, BIA is obligated to disregard these incentives in advising the Portfolio. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust and Trust I.

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Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Portfolio Turnover

Although the Portfolio generally does not engage in active and frequent trading of portfolio securities, the Underlying Portfolios may do so in an attempt to achieve their investment objectives.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash.

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Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

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Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Underlying Portfolios and the Portfolio invest, which could result in material adverse consequences for such issuers, and may cause the Underlying Portfolios’ and the Portfolio’s investments to lose value. In addition, cyber-attacks involving an Underlying Portfolio or Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Underlying Portfolios or the Portfolio, which may result in losses to the Underlying Portfolios and the Portfolio and their shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Underlying Portfolios or the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price their investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. BIA may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderately Aggressive Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the Index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk combination will have 80% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by BIA. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, manages the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, BIA is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolio, BIA will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, BIA’s investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

Kristi Slavin, CFA, CAIA, is the Chair of the committee. She has been President of BIA and Chair of the BIA Board of Managers since 2016, and has worked for BIA since 2008. Ms. Slavin has been President and Chief Executive Officer of the Trust and Trust I since 2016. From 2014 until 2017, she was a Vice President of Metropolitan Life Insurance Company (“Metropolitan Life”).

Victor Soto, CFA, CAIA, FRM, has been Executive Vice President of BIA since 2016 and has worked for BIA since 2015. From 2015 until 2017, he was an Assistant Vice President of Metropolitan Life. From 2013 until he joined BIA, Mr. Soto was a Portfolio Manager at 1st Global. From 2011 until he joined 1st Global, he was a Senior Investment Analyst at FirstCommand Financial Services, Inc.

Jesper Rindboel, CFA, FRM, has been Vice President of BIA since joining the firm in 2016. From 2014 until he joined BIA, Mr. Rindboel was a Senior Investment Analyst and Portfolio Manager at 1st Global. From 2011 until he joined 1st Global, he worked for FirstCommand Financial Services, Inc., where he was promoted from Sales Support Specialist to Investment Analyst.

BIA has hired an independent consultant to provide research and consulting services with respect to the asset allocation targets for the Portfolio and the Portfolio’s investments in the Underlying Portfolios, which may assist BIA in determining the Underlying Portfolios which may be available for investment and with the selection of and allocation of the Portfolio’s investments among the Underlying Portfolios. BIA is responsible for paying the consulting fees.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a

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replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% for the first $500 million of the Portfolio’s average daily net assets, 0.075% for the next $500 million and 0.05% for amounts over $1 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.05% of the Portfolio’s average daily net assets.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio

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Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom, along with the Portfolio, will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply

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to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or

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when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the

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shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A

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market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Investments in Underlying Portfolios by the Portfolio are valued at the closing daily net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the pricing policies of the Underlying Portfolios, including the circumstances under which the Underlying Portfolios will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses of the Underlying Portfolios. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Brighthouse Asset Allocation 80 Portfolio

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	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.86	$13.98	$14.92	$14.41	$11.78

Income (Loss) from Investment Operations
Net investment income (a)	0.19	0.20	0.29	0.18	0.21
Net realized and unrealized gain (loss) on investments	2.22	0.82	(0.47)	0.60	2.64

Total from investment operations	2.41	1.02	(0.18)	0.78	2.85

Less Distributions
Distributions from net investment income	(0.25)	(0.46)	(0.08)	(0.27)	(0.22)
Distributions from net realized capital gains	(0.77)	(1.68)	(0.68)	0.00	0.00

Total distributions	(1.02)	(2.14)	(0.76)	(0.27)	(0.22)

Net Asset Value, End of Period	$14.25	$12.86	$13.98	$14.92	$14.41

Total Return (%) (b)	19.44	8.43	(1.50)	5.53	24.51

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.06	0.06	0.05	0.06	0.07
Ratio of net investment income to average net assets (%) (d)	1.42	1.55	1.96	1.26	1.65
Portfolio turnover rate (%)	7	10	13	22	13
Net assets, end of period (in millions)	$436.4	$398.2	$386.4	$395.4	$365.2

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.80	$13.92	$14.86	$14.36	$11.73

Income (Loss) from Investment Operations
Net investment income (a)	0.16	0.17	0.25	0.02	0.19
Net realized and unrealized gain (loss) on investments	2.21	0.81	(0.46)	0.72	2.63

Total from investment operations	2.37	0.98	(0.21)	0.74	2.82

Less Distributions
Distributions from net investment income	(0.22)	(0.42)	(0.05)	(0.24)	(0.19)
Distributions from net realized capital gains	(0.77)	(1.68)	(0.68)	0.00	0.00

Total distributions	(0.99)	(2.10)	(0.73)	(0.24)	(0.19)

Net Asset Value, End of Period	$14.18	$12.80	$13.92	$14.86	$14.36

Total Return (%) (b)	19.16	8.14	(1.70)	5.23	24.31

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.31	0.31	0.30	0.31	0.32
Ratio of net investment income to average net assets (%) (d)	1.17	1.32	1.73	0.14	1.43
Portfolio turnover rate (%)	7	10	13	22	13
Net assets, end of period (in millions)	$11,119.7	$10,460.0	$10,742.1	$12,034.0	$3,042.8

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.

(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

BlackRock Capital Appreciation Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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BlackRock Capital Appreciation Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.69%		0.69%		0.69%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.03%		0.03%		0.03%

Total Annual Portfolio Operating Expenses	0.72%		0.97%		0.87%
Fee Waiver *	(0.09%	)	(0.09%	)	(0.09%	)

Net Operating Expenses	0.63%		0.88%		0.78%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.615% of the first $1 billion of the Portfolio’s average daily net assets, 0.60% of the next $500 million, 0.56% of the next $1 billion, and 0.54% of amounts over $2.5 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$65	$222	$393	$888
Class B	$90	$301	$530	$1,186
Class E	$80	$270	$475	$1,068

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

BlackRock Advisors, LLC (“BlackRock” or “Subadviser”), subadviser to the Portfolio, under normal market conditions, invests at least 80% of the Portfolio’s net assets in a portfolio of large capitalization equity securities. BlackRock considers large capitalization equity securities to be those issued by companies with market capitalizations, at the time of purchase by the Portfolio, of at least $1 billion. The Portfolio will, under normal circumstances, invest primarily in equity securities issued by companies with market capitalizations, at the time of purchase by the Portfolio, of at least $2 billion.

The Portfolio may invest in foreign securities, derivatives, and convertible securities.

Stock Selection

The Portfolio invests primarily in stocks believed by BlackRock to have long-term growth potential. In selecting stocks, BlackRock seeks to identify large capitalization stocks with sustainable above-average earnings growth. The Portfolio intends to invest its assets in approximately 40-60 U.S.-traded companies, although the number of holdings may vary. The Portfolio typically will be fully invested. A significant portion of the Portfolio’s assets are expected to be invested in stocks of companies listed in the Russell 1000® Growth Index. The Portfolio seeks to outperform the Russell 1000 Growth Index over a market cycle. The Russell 1000 Growth Index tracks growth companies included in the Russell 1000® Index, which is composed of the 1,000

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largest U.S. companies based on total market capitalization. As of December 31, 2017, the Russell 1000 Growth Index included companies with market capitalizations of $393.0 billion and above. The Portfolio may from time to time emphasize one or more growth sectors. In addition, BlackRock tries to manage risk relative to the Russell 1000 Growth Index.

BlackRock seeks to invest in fundamentally sound companies with strong managements, superior earnings growth prospects, and attractive relative valuations. BlackRock emphasizes fundamental research in seeking to successfully identify and invest in these companies. BlackRock’s disciplined investment process emphasizes bottom-up stock selection and risk management techniques.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not

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be advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer, or the Portfolio may be forced to convert a convertible security, at a time and a price that is disadvantageous to the Portfolio.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	16.52%
Lowest Quarter	4th – 2008	-23.07%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	33.93%	15.80%	8.48%
Class B	33.57%	15.51%	8.21%
Class E	33.73%	15.63%	8.32%
Russell 1000 Growth Index (reflects no deduction for mutual fund fees or expenses)	30.21%	17.33%	10.00%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    BlackRock Advisors, LLC, is the subadviser to the Portfolio.

Portfolio Manager.    Lawrence Kemp, Managing Director of BlackRock, Inc., has managed the Portfolio since 2013. He is primarily responsible for the day-to-day management of the Portfolio.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

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Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

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Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be

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undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

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To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Portfolio’s hedged position should increase. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those

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transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio. The Portfolio also may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio’s return.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. Government securities are subject to varying degrees of

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credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. Government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

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Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objective.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to

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provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or

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confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 1000 Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values.

It is not possible to invest directly in an index.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.73% of the first $1 billion of the Portfolio’s average daily net assets, and 0.65% for amounts over $1 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.60% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

Fee Waiver Arrangement

BlackRock has agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment by the Portfolio in any investment company, unit investment trust or other collective investment fund, registered or non-registered, for which BlackRock or any of its affiliates serves as investment adviser. BIA will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional

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information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017 BIA paid to the Subadviser an investment subadvisory fee of 0.24% of the Portfolio’s average daily net assets.

BlackRock Advisors, LLC, is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc., and its global subsidiaries provide investment management and risk management services and had assets under management totaling approximately $6.3 trillion as of December 31, 2017. BlackRock, Inc., is located at 55 East 52nd Street, New York, New York 10055.

Lawrence Kemp, a Managing Director of BlackRock, since 2012, has been primarily responsible for the day-to-day management of the Portfolio since 2013.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that

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are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply

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to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or

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when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed that may result in frequent purchases and redemptions of shares and is to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

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Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current

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market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

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24

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

BlackRock Capital Appreciation Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$33.23	$36.50		$41.19	$37.85	$28.45

Income (Loss) from Investment Operations
Net investment income (a)	0.08	0.04	(b)	0.01	0.01	0.03
Net realized and unrealized gain (loss) on investments	11.06	(0.15)		2.69	3.35	9.63

Total from investment operations	11.14	(0.11)		2.70	3.36	9.66

Less Distributions
Distributions from net investment income	(0.04)	0.00		0.00	(0.02)	(0.26)
Distributions from net realized capital gains	(0.91)	(3.16)		(7.39)	0.00	0.00

Total distributions	(0.95)	(3.16)		(7.39)	(0.02)	(0.26)

Net Asset Value, End of Period	$43.42	$33.23		$36.50	$41.19	$37.85

Total Return (%) (c)	33.93	0.09		6.28	8.90	34.22 (d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.72	0.72		0.71	0.71	0.71
Net ratio of expenses to average net assets (%) (e)	0.63	0.66		0.66	0.71	0.70
Ratio of net investment income to average net assets (%)	0.20	0.13	(b)	0.03	0.02	0.10
Portfolio turnover rate (%)	48	87		70	99	160
Net assets, end of period (in millions)	$1,661.1	$1,505.8		$1,609.7	$1,781.3	$1,917.9

	Class B
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$32.19	$35.54		$40.38	$37.17	$27.94

Income (Loss) from Investment Operations
Net investment loss (a)	(0.02)	(0.04	)(b)	(0.08)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments	10.70	(0.15)		2.63	3.30	9.47

Total from investment operations	10.68	(0.19)		2.55	3.21	9.42

Less Distributions
Distributions from net investment income	0.00	0.00		0.00	0.00	(0.19)
Distributions from net realized capital gains	(0.91)	(3.16)		(7.39)	0.00	0.00

Total distributions	(0.91)	(3.16)		(7.39)	0.00	(0.19)

Net Asset Value, End of Period	$41.96	$32.19		$35.54	$40.38	$37.17

Total Return (%) (c)	33.57	(0.15)		6.01	8.64	33.90 (d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97	0.97		0.96	0.96	0.96
Net ratio of expenses to average net assets (%) (e)	0.88	0.91		0.91	0.96	0.95
Ratio of net investment loss to average net assets (%)	(0.05)	(0.12	)(b)	(0.22)	(0.23)	(0.16)
Portfolio turnover rate (%)	48	87		70	99	160
Net assets, end of period (in millions)	$183.7	$161.6		$177.9	$184.6	$190.5

Please see following page for Financial Highlights footnote legend.

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26

BlackRock Capital Appreciation Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$32.69	$36.01		$40.79	$37.51	$28.19

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.02	(0.01	)(b)	(0.05)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	10.88	(0.15)		2.66	3.33	9.56

Total from investment operations	10.90	(0.16)		2.61	3.28	9.54

Less Distributions
Distributions from net investment income	0.00	0.00		0.00	0.00	(0.22)
Distributions from net realized capital gains	(0.91)	(3.16)		(7.39)	0.00	0.00

Total distributions	(0.91)	(3.16)		(7.39)	0.00	(0.22)

Net Asset Value, End of Period	$42.68	$32.69		$36.01	$40.79	$37.51

Total Return (%) (c)	33.73	(0.06)		6.11	8.74	34.04 (d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	0.87		0.86	0.86	0.86
Net ratio of expenses to average net assets (%) (e)	0.78	0.81		0.81	0.86	0.85
Ratio of net investment income (loss) to average net assets (%)	0.05	(0.02	)(b)	(0.12)	(0.13)	(0.06)
Portfolio turnover rate (%)	48	87		70	99	160
Net assets, end of period (in millions)	$41.3	$34.1		$40.8	$41.5	$45.7

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	In 2013, 0.03%, 0.03% and 0.03% of the Portfolio’s total return for Class A, Class B and Class E, respectively, consists of a voluntary reimbursement by the subadvisor. Excluding this item, total return would have been 34.19%, 33.87% and 34.01% for Class A, Class B and Class E, respectively.

(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Brighthouse/Wellington Core Equity Opportunities Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.70%		0.70%		0.70%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.02%		0.02%		0.02%

Total Annual Portfolio Operating Expenses	0.72%		0.97%		0.87%
Fee Waiver *	(0.11%	)	(0.11%	)	(0.11%	)

Net Operating Expenses	0.61%		0.86%		0.76%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.630% of the first $500 million of the Portfolio’s average daily net assets, 0.605% of the next $500 million, 0.580% of the next $2 billion, 0.570% of the next $1.5 billion and 0.545% of amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$63	$220	$391	$887
Class B	$88	$299	$528	$1,184
Class E	$78	$268	$473	$1,066

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Wellington Management Company LLP (“Wellington Management” or “Subadviser”), subadviser to the Portfolio, utilizes an investment approach in managing the Portfolio that seeks to provide total returns in excess of the broader market as represented by the Russell 1000® Index over the long term by identifying companies that are expected to consistently return cash to shareholders in the form of a growing dividend. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities. Equity securities include common stocks, preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants. Although the Portfolio may invest in the securities of companies with any market capitalization, the Portfolio normally invests a significant portion of its assets in the equity securities of large-capitalization companies. Wellington Management considers large-capitalization companies to be those with market capitalization of $10 billion and above. The Portfolio may invest in real estate investment trusts, and may invest up to 25% of its assets in foreign securities, including ADRs.

The investment process that Wellington Management uses to manage the Portfolio is based on the belief that above-average growth in dividends is an effective and often overlooked indicator of high quality, shareholder-oriented companies that produce consistent, above-average returns over time with lower volatility than the broad market. In order to grow dividends, Wellington Management believes companies need to produce not only growth in reported earnings, but also growth in free cash flow, which requires

3

prudent management of balance sheet accruals as well as margins. In Wellington Management’s view, companies also need to allocate free cash flow effectively by reinvesting capital selectively and returning excess capital to shareholders. Historically, companies which have returned excess capital to shareholders via dividends have produced higher returns on capital over time. Wellington Management believes that a portfolio of high-quality stocks with superior prospects for dividend growth, selling at reasonable valuation levels, can produce superior total returns over time.

Leveraging the firm’s global industry analysts, the portfolio manager focuses on identifying high-quality companies that have the ability, propensity, and commitment to return capital to shareholders in the form of a growing dividend. From a financial perspective, the approach seeks to identify companies with a below average debt-to-capital ratio relative to their industry, higher than average and improving returns on capital, modest reinvestment needs, positive balance sheet trends, and free cash flow conversion. The unifying characteristic among the companies held in the Portfolio will be quality cash flow characteristics. Importantly, the portfolio manager also pays close attention to insider activity and management compensation schemes in order to judge the proper alignment of shareholder interests with those of the senior executives.

High-quality companies that meet Wellington Management’s dividend and valuation criteria are ranked on a similar basis. While dividend growth is an important focus of Wellington Management’s investment process, capital appreciation is also considered in determining the attractiveness of the valuation for each security. The portfolio manager monitors the risk/reward profile of each stock, but the most important driver of purchase and sale decisions is the potential for dividend growth and the fundamentals that support that analysis.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Real Estate Investment Risk.     Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

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4

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective February 3, 2014, Wellington Management became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former subadviser, using principal investment strategies that differed from those described above.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	20.45%
Lowest Quarter	4th – 2008	-24.07%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	19.07%	14.12%	6.52%
Class B	18.81%	13.84%	6.25%
Class E	18.92%	13.96%	6.36%
Russell 1000® Index (reflects no deduction for mutual fund fees or expenses)	21.69%	15.71%	8.59%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Wellington Management Company LLP is the subadviser to the Portfolio.

Portfolio Manager.    Donald J. Kilbride, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has managed the Portfolio since 2014.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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5

UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

Brighthouse/Wellington Core Equity Opportunities Portfolio

6

Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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7

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

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Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be

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undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

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All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

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For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take

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the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology

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and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce

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the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objectives.

Index Description

The Russell 1000 Index is an unmanaged measure of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the investable U.S. equity market.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.75% for the first $1 billion of the Portfolio’s average daily net assets, 0.70% for the next $2 billion and 0.65% for amounts over $3 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.55% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

Voluntary Fee Waiver

BIA has voluntarily agreed to waive a portion of its investment advisory fee to reflect a portion of the savings from the application of a discount to the subadvisory fee payable by BIA to Wellington Management. This voluntary advisory fee waiver is dependent on the satisfaction of certain conditions and may be terminated by BIA at any time.

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The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and his ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.20% of the Portfolio’s average daily net assets.

Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, and is the Subadviser to the Portfolio. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2017, Wellington Management and its advisory affiliates had investment authority with respect to approximately $1.1 trillion in assets.

Donald J. Kilbride, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has served as the Portfolio Manager of the Portfolio since 2014. Mr. Kilbride joined Wellington Management as an investment professional in 2002.

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Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions

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received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your

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investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

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Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed that may result in frequent purchases and redemptions of shares and is to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

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The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

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Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s

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assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures

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approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Brighthouse/Wellington Core Equity Opportunities Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$28.61	$28.38	$43.13	$42.97	$33.21

Income (Loss) from Investment Operations
Net investment income (a)	0.52	0.48	0.58	0.72	0.28
Net realized and unrealized gain on investments	4.81	1.53	0.31	3.41	10.64

Total from investment operations	5.33	2.01	0.89	4.13	10.92

Less Distributions
Distributions from net investment income	(0.49)	(0.48)	(0.77)	(0.31)	(0.53)
Distributions from net realized capital gains	(1.15)	(1.30)	(14.87)	(3.66)	(0.63)

Total distributions	(1.64)	(1.78)	(15.64)	(3.97)	(1.16)

Net Asset Value, End of Period	$32.30	$28.61	$28.38	$43.13	$42.97

Total Return (%) (b)	19.07	7.34	2.40	10.63	33.70

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.72	0.72	0.72	0.73	0.72
Net ratio of expenses to average net assets (%) (c)(d)	0.57	0.58	0.58	0.59	0.67
Ratio of net investment income to average net assets (%)	1.72	1.70	1.72	1.74	0.74
Portfolio turnover rate (%)	13	32	25	105	11
Net assets, end of period (in millions)	$2,653.5	$2,538.2	$2,113.5	$2,352.1	$2,391.0

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$28.26	$28.06	$42.79	$42.66	$32.98

Income (Loss) from Investment Operations
Net investment income (a)	0.44	0.41	0.49	0.61	0.18
Net realized and unrealized gain on investments	4.75	1.50	0.31	3.38	10.57

Total from investment operations	5.19	1.91	0.80	3.99	10.75

Less Distributions
Distributions from net investment income	(0.41)	(0.41)	(0.66)	(0.20)	(0.44)
Distributions from net realized capital gains	(1.15)	(1.30)	(14.87)	(3.66)	(0.63)

Total distributions	(1.56)	(1.71)	(15.53)	(3.86)	(1.07)

Net Asset Value, End of Period	$31.89	$28.26	$28.06	$42.79	$42.66

Total Return (%) (b)	18.81	7.06	2.14	10.35	33.36

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97	0.97	0.97	0.98	0.97
Net ratio of expenses to average net assets (%) (c)(d)	0.82	0.83	0.83	0.84	0.92
Ratio of net investment income to average net assets (%)	1.47	1.44	1.47	1.49	0.49
Portfolio turnover rate (%)	13	32	25	105	11
Net assets, end of period (in millions)	$725.0	$691.8	$611.0	$693.7	$738.0

Please see following page for Financial Highlights footnote legend.

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Brighthouse/Wellington Core Equity Opportunities Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$28.35	$28.13	$42.87	$42.74	$33.03

Income (Loss) from Investment Operations
Net investment income (a)	0.47	0.43	0.53	0.65	0.22
Net realized and unrealized gain on investments	4.77	1.52	0.30	3.38	10.60

Total from investment operations	5.24	1.95	0.83	4.03	10.82

Less Distributions
Distributions from net investment income	(0.44)	(0.43)	(0.70)	(0.24)	(0.48)
Distributions from net realized capital gains	(1.15)	(1.30)	(14.87)	(3.66)	(0.63)

Total distributions	(1.59)	(1.73)	(15.57)	(3.90)	(1.11)

Net Asset Value, End of Period	$32.00	$28.35	$28.13	$42.87	$42.74

Total Return (%) (b)	18.92	7.15	2.27	10.45	33.53

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	0.87	0.87	0.88	0.87
Net ratio of expenses to average net assets (%) (c)(d)	0.72	0.73	0.73	0.74	0.82
Ratio of net investment income to average net assets (%)	1.57	1.54	1.57	1.59	0.59
Portfolio turnover rate (%)	13	32	25	105	11
Net assets, end of period (in millions)	$794.0	$775.8	$829.2	$952.4	$1,032.7

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the years ended December 31, 2017, 2016, 2015, and 2014 (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Jennison Growth Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Jennison Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.60%		0.60%		0.60%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.02%		0.02%		0.02%

Total Annual Portfolio Operating Expenses	0.62%		0.87%		0.77%
Fee Waiver *	(0.08%	)	(0.08%	)	(0.08%	)

Net Operating Expenses	0.54%		0.79%		0.69%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.60% of the first $500 million of the Portfolio’s average daily net assets, 0.55% of the next $500 million, 0.50% of the next $1 billion and 0.47% of amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$55	$191	$339	$768
Class B	$81	$271	$476	$1,069
Class E	$71	$239	$421	$949

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Jennison Associates LLC (“Jennison” or “Subadviser”), subadviser to the Portfolio, will normally invest at least 65% of the Portfolio’s assets in equity and equity-related securities of U.S. companies that exceed $1 billion in market capitalization and that Jennison believes have strong capital appreciation potential. These companies are generally considered to be in the medium-to-large capitalization range. The Portfolio may invest in common stocks, preferred stocks, convertible stocks, and equity interests in partnerships, joint ventures and other noncorporate entities. The Portfolio may also invest in rights that can be exercised for equity securities. The Portfolio may invest up to 20% of its assets in money market instruments, U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities) and derivatives. The Portfolio may invest up to 20% of its total assets in foreign securities. The 20% limitation on foreign securities does not apply to American Depositary Receipts (“ADRs”), American Depositary Shares or similar receipts and shares traded in U.S. markets. The Portfolio may have exposure to foreign currencies through its investment in foreign securities.

Stock Selection

Jennison follows a highly disciplined investment selection and management process to identify companies that show superior absolute and relative earnings growth and also are attractively valued. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

The Portfolio invests in medium-to-large companies experiencing some or all of the following: above-average revenue and earnings per share growth, strong market

3

position, improving profitability and distinctive attributes such as unique marketing ability, strong research and development, productive new product flow, and financial strength. Such companies generally trade at high prices relative to their current earnings. The Portfolio will consider selling or reducing a stock position when, in the opinion of Jennison, the stock has experienced a fundamental disappointment in earnings; the stock has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift

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in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer, or the Portfolio may be forced to convert a convertible security, at a time and a price that is disadvantageous to the Portfolio.

Focused Investment Risk.     Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	1st – 2012	18.95%
Lowest Quarter	4th – 2008	-20.95%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	37.32%	17.89%	10.16%
Class B	36.99%	17.59%	9.89%
Class E	37.12%	17.72%	9.99%
Russell 1000® Growth Index (reflects no deduction for mutual fund fees or expenses)	30.21%	17.33%	10.00%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Jennison Associates LLC is the subadviser to the Portfolio.

Portfolio Managers.    Kathleen A. McCarragher, Managing Director of Jennison, Spiros “Sig” Segalas, Director, President and Chief Investment Officer of Jennison, and Michael A. Del Balso, Managing Director of Jennison, have managed the Portfolio since 2002.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

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Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

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Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

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Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

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Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may

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become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market interest rates, the value of such securities may decline or may underperform other obligations that may reset more quickly during periods of rising interest rates. During periods of declining interest rates, variable rate securities generally underperform comparable fixed rate securities because the interest rates on variable rate securities generally reset downward over time when interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Duration is an estimate of a bond or bond fund’s price sensitivity in response to changes in interest rates. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these securities. This may cause the value of the fixed income securities to decline and become more sensitive to changes in interest rates.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the

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implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

The U.S. Government and the U.S. Federal Reserve have taken steps to support financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve has in the past reduced its market support activities. Further reduction or withdrawal of U.S. Federal Reserve or other governmental support, including interest rate increases, could reduce the value of debt securities in which the Portfolio invests.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The risks associated with rising interest rates are greater during periods when prevailing interest rates are at or near their historic lows.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s actual or perceived ability to pay principal and interest on time. Some securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty that files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on any collateral the counterparty has provided to the Portfolio in respect of the counterparty’s obligations to the Portfolio or recovering collateral that the Portfolio has provided to the counterparty and is entitled to recover, and the Portfolio may lose all or a part of the income from such transactions. As a result, the value of your investment may be adversely affected.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and

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credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Portfolio’s hedged position should increase. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

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Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio. The Portfolio also may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio’s return.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. Government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. Government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or

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regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

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Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly

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depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 1000 Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% for the first $200 million of the Portfolio’s average daily net assets, 0.65% for the next $300 million, 0.60% for the next $1.5 billion and 0.55% for amounts over $2 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.52% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser

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is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.25% of the Portfolio’s average daily net assets.

Jennison Associates LLC is the subadviser to the Portfolio. As of December 31, 2017, Jennison managed in excess of $175 billion in assets. Jennison’s address is 466 Lexington Avenue, New York, New York 10017.

Kathleen A. McCarragher, Spiros “Sig” Segalas and Michael A. Del Balso have managed the Portfolio since 2002.

Kathleen A. McCarragher joined Jennison in 1998 and is a Director and Managing Director of Jennison. She is also Jennison’s Head of Growth Equity.

Spiros “Sig” Segalas was a founding member of Jennison in 1969 and is currently a Director, and the President and Chief Investment Officer of Jennison.

Michael A. Del Balso joined Jennison in 1972 and is currently a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity.

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The portfolio managers for the Portfolio are supported by other Jennison portfolio managers, research analysts and investment professionals. Team members conduct research, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the

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Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

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Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available

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investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing

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inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may

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limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

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Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if

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there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Jennison Growth Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016		2015		2014	2013
Net Asset Value, Beginning of Period	$13.25	$15.30		$16.23		$15.82	$11.73

Income (Loss) from Investment Operations
Net investment income (a)	0.06	0.05		0.04		0.04	0.04
Net realized and unrealized gain (loss) on investments	4.71	(0.16)		1.67		1.26	4.25

Total from investment operations	4.77	(0.11)		1.71		1.30	4.29

Less Distributions
Distributions from net investment income	(0.05)	(0.04)		(0.05)		(0.04)	(0.06)
Distributions from net realized capital gains	(1.12)	(1.90)		(2.59)		(0.85)	(0.14)

Total distributions	(1.17)	(1.94)		(2.64)		(0.89)	(0.20)

Net Asset Value, End of Period	$16.85	$13.25		$15.30		$16.23	$15.82

Total Return (%) (b)	37.32	0.17		10.78		9.06	37.00

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62	0.62		0.62		0.62	0.62
Net ratio of expenses to average net assets (%) (c)	0.54	0.55		0.54		0.54	0.55
Ratio of net investment income to average net assets (%)	0.36	0.35		0.27		0.26	0.31
Portfolio turnover rate (%)	35	25		28		25	36
Net assets, end of period (in millions)	$1,986.1	$1,786.2		$1,897.1		$2,047.5	$2,332.0

	Class B
	Year ended December 31,
	2017	2016		2015		2014	2013
Net Asset Value, Beginning of Period	$13.06	$15.11		$16.05		$15.66	$11.61

Income (Loss) from Investment Operations
Net investment income (a)	0.02	0.01		0.00	(d)	0.00 (d)	0.01
Net realized and unrealized gain (loss) on investments	4.64	(0.16)		1.65		1.25	4.21

Total from investment operations	4.66	(0.15)		1.65		1.25	4.22

Less Distributions
Distributions from net investment income	(0.01)	(0.00	)(e)	(0.00	)(e)	(0.01)	(0.03)
Distributions from net realized capital gains	(1.12)	(1.90)		(2.59)		(0.85)	(0.14)

Total distributions	(1.13)	(1.90)		(2.59)		(0.86)	(0.17)

Net Asset Value, End of Period	$16.59	$13.06		$15.11		$16.05	$15.66

Total Return (%) (b)	36.99	(0.13)		10.54		8.74	36.73

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	0.87		0.87		0.87	0.87
Net ratio of expenses to average net assets (%) (c)	0.79	0.80		0.79		0.79	0.80
Ratio of net investment income to average net assets (%)	0.11	0.10		0.02		0.01	0.06
Portfolio turnover rate (%)	35	25		28		25	36
Net assets, end of period (in millions)	$887.0	$776.3		$867.6		$907.1	$976.7

Please see following page for Financial Highlights footnote legend.

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Jennison Growth Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.17	$15.22	$16.15	$15.75	$11.67

Income (Loss) from Investment Operations
Net investment income (a)	0.03	0.03	0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments	4.69	(0.16)	1.66	1.25	4.24

Total from investment operations	4.72	(0.13)	1.68	1.27	4.26

Less Distributions
Distributions from net investment income	(0.03)	(0.02)	(0.02)	(0.02)	(0.04)
Distributions from net realized capital gains	(1.12)	(1.90)	(2.59)	(0.85)	(0.14)

Total distributions	(1.15)	(1.92)	(2.61)	(0.87)	(0.18)

Net Asset Value, End of Period	$16.74	$13.17	$15.22	$16.15	$15.75

Total Return (%) (b)	37.12	(0.01)	10.66	8.86	36.90

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77	0.77	0.77	0.77	0.77
Net ratio of expenses to average net assets (%) (c)	0.69	0.70	0.69	0.69	0.70
Ratio of net investment income to average net assets (%)	0.21	0.20	0.12	0.11	0.16
Portfolio turnover rate (%)	35	25	28	25	36
Net assets, end of period (in millions)	$13.5	$10.8	$12.6	$12.0	$12.5

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(d)	Net investment income was less than $0.01.

(e)	Distributions from net investment income were less than $0.01.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

MetLife Stock Index Portfolio

Class A, Class B, Class D, Class E and Class G Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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MetLife Stock Index Portfolio

PORTFOLIO SUMMARY:

Investment Objective

To track the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”).

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class D		Class E		Class G
Management Fee	0.25%		0.25%		0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.10%		0.15%		0.30%
Other Expenses	0.02%		0.02%		0.02%		0.02%		0.02%

Total Annual Portfolio Operating Expenses	0.27%		0.52%		0.37%		0.42%		0.57%
Fee Waiver *	(0.01%	)	(0.01%	)	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses	0.26%		0.51%		0.36%		0.41%		0.56%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.25% of the first $500 million of the Portfolio’s average daily net assets, 0.245% of the next $500 million, 0.24% of the next $1 billion and 0.235% of amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$27	$86	$151	$343
Class B	$52	$166	$290	$653
Class D	$37	$118	$207	$468
Class E	$42	$134	$235	$530
Class G	$57	$182	$318	$714

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index consists of the common stocks of 500 companies, most of which are listed on the New York Stock Exchange. MetLife Investment Advisors, LLC (“MLIA” or “Subadviser”), subadviser to the Portfolio, manages the Portfolio by purchasing the common stocks of all the companies included in the S&P 500 Index. The S&P 500 Index includes stocks issued by 500 leading companies in leading industries of the U.S. economy. The vast majority of companies included in the S&P 500 Index have a large capitalization. Although the Portfolio seeks to track the performance of the S&P 500 Index, its performance usually will not exactly match that of the index because, among other things, the Portfolio incurs operating expenses. The S&P 500 Index is an unmanaged group of common stocks, and therefore does not incur these expenses. As of December 31, 2017, the market capitalizations of companies in the S&P 500 Index ranged from $3.0 billion to $868.9 billion.

MLIA, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in a particular stock index. The Portfolio may also invest in real estate investment trusts.

MLIA may rebalance the Portfolio due to, among other things, cash flows into and out of the Portfolio or changes in the S&P 500 Index.

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Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Passive Management Risk.    In attempting to track the returns of an index, the Portfolio may be more susceptible to risks than an actively managed portfolio because it generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	15.85%
Lowest Quarter	4th – 2008	-21.95%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	21.54%	15.49%	8.25%	—	—
Class B	21.23%	15.21%	7.97%	—	—
Class D	21.41%	15.38%	—	16.06%	04-28-09
Class E	21.35%	15.32%	8.08%	—	—
Class G	21.18%	—	—	10.76%	11-12-14
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)	21.83%	15.79%	8.50%	—	—

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    MetLife Investment Advisors, LLC is the subadviser to the Portfolio.

Portfolio Managers.    Stacey Lituchy, CFA, Managing Director, Norman Hu, Director, and Mirsad Usejnoski, Director, are the managers of the Portfolio. Ms. Lituchy has been the senior manager of the Portfolio since 2004.

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Mr. Hu has been a manager of the Portfolio since 2003. Mr. Usejnoski has been a manager of the Portfolio since 2004.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

MetLife Stock Index Portfolio

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B, Class D, Class E and Class G shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to other mutual funds. The Portfolio in this Prospectus is separate from those mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s

MetLife Stock Index Portfolio

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return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

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If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Passive Management Risk

A Portfolio that attempts to track the returns of an index may be more susceptible to risks than an actively managed portfolio because a passively managed portfolio generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, fair value pricing, portfolio operating expenses, transaction costs, securities lending activities, net asset value rounding, contributions to and withdrawals from the Portfolio and delays in investing cash.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

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Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may, at its discretion, sell a portfolio security to take advantage of more attractive investment opportunities, when it no longer meets the criteria used to implement the Portfolio’s investment strategy, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments,

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may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large

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inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

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Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Index Description

The Standard & Poor’s (S&P) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.25% of the Portfolio’s average daily net assets. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.24% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

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The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.01% of the Portfolio’s average daily net assets.

MetLife Investment Advisors, LLC, is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. MLIA also manages investment assets for certain affiliated companies and other entities. As of December 31, 2017, MLIA managed approximately $13.1 billion in assets for the Trust. MLIA is located at One MetLife Way, Whippany, New Jersey 07981.

Stacey Lituchy, CFA, is the senior manager of the Portfolio. Norman Hu and Mirsad Usejnoski are the managers of the Portfolio. Ms. Lituchy is a Managing Director of MLIA, and Messrs. Hu and Usejnoski are each Directors of MLIA.

Ms. Lituchy has overseen the management of the Portfolio since 2004. She has been associated with MLIA and its affiliates since 2002, including as a Managing Director in the Investments Department of Metropolitan Life Insurance Company (“Metropolitan Life”).

Mr. Hu has been a manager and trader for the Portfolio since 2003. He also assists in all other aspects of portfolio management, including portfolio analysis and daily operations. Mr. Hu

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has been associated with MLIA and its affiliates since 2003, including as a Director in the Investments Department of Metropolitan Life.

Mr. Usejnoski has been a manager and trader for the Portfolio since 2004. He also assists in all other aspects of portfolio management, including performance attribution, portfolio analysis and daily operations. Mr. Usejnoski has been associated with MLIA and its affiliates since 2003, including as a Director in the Investments Department of Metropolitan Life.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

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The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

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The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”).

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Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial

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intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

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Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if

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there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

MetLife Stock Index Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$46.03	$44.04	$46.21	$42.58	$33.42

Income (Loss) from Investment Operations
Net investment income (a)	0.92	0.89	0.85	0.79	0.71
Net realized and unrealized gain (loss) on investments	8.74	3.98	(0.26)	4.66	9.72

Total from investment operations	9.66	4.87	0.59	5.45	10.43

Less Distributions
Distributions from net investment income	(0.89)	(0.90)	(0.81)	(0.74)	(0.70)
Distributions from net realized capital gains	(1.40)	(1.98)	(1.95)	(1.08)	(0.57)

Total distributions	(2.29)	(2.88)	(2.76)	(1.82)	(1.27)

Net Asset Value, End of Period	$53.40	$46.03	$44.04	$46.21	$42.58

Total Return (%) (b)	21.54	11.67	1.17	13.36	32.02

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.28	0.27	0.27	0.27	0.27
Net ratio of expenses to average net assets (%) (c)	0.26	0.26	0.26	0.26	0.26
Ratio of net investment income to average net assets (%)	1.86	2.02	1.88	1.81	1.87
Portfolio turnover rate (%)	11	8	9	12	12
Net assets, end of period (in millions)	$4,762.6	$4,347.5	$4,108.5	$4,295.4	$4,059.9

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$44.37	$42.55	$44.73	$41.27	$32.43

Income (Loss) from Investment Operations
Net investment income (a)	0.77	0.75	0.71	0.66	0.60
Net realized and unrealized gain (loss) on investments	8.42	3.84	(0.25)	4.52	9.43

Total from investment operations	9.19	4.59	0.46	5.18	10.03

Less Distributions
Distributions from net investment income	(0.77)	(0.79)	(0.69)	(0.64)	(0.62)
Distributions from net realized capital gains	(1.40)	(1.98)	(1.95)	(1.08)	(0.57)

Total distributions	(2.17)	(2.77)	(2.64)	(1.72)	(1.19)

Net Asset Value, End of Period	$51.39	$44.37	$42.55	$44.73	$41.27

Total Return (%) (b)	21.23	11.38	0.91	13.10	31.70

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.53	0.52	0.52	0.52	0.52
Net ratio of expenses to average net assets (%) (c)	0.51	0.51	0.51	0.51	0.51
Ratio of net investment income to average net assets (%)	1.61	1.77	1.63	1.56	1.62
Portfolio turnover rate (%)	11	8	9	12	12
Net assets, end of period (in millions)	$2,123.5	$1,988.2	$1,892.0	$2,025.6	$1,928.0

Please see following page for Financial Highlights footnote legend.

MetLife Stock Index Portfolio

23

MetLife Stock Index Portfolio

Selected per share data
	Class D
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$45.90	$43.93	$46.10	$42.46	$33.32

Income (Loss) from Investment Operations
Net investment income (a)	0.87	0.84	0.80	0.73	0.66
Net realized and unrealized gain (loss) on investments	8.71	3.97	(0.26)	4.67	9.71

Total from investment operations	9.58	4.81	0.54	5.40	10.37

Less Distributions
Distributions from net investment income	(0.84)	(0.86)	(0.76)	(0.68)	(0.66)
Distributions from net realized capital gains	(1.40)	(1.98)	(1.95)	(1.08)	(0.57)

Total distributions	(2.24)	(2.84)	(2.71)	(1.76)	(1.23)

Net Asset Value, End of Period	$53.24	$45.90	$43.93	$46.10	$42.46

Total Return (%) (b)	21.41	11.54	1.07	13.26	31.91

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.38	0.37	0.37	0.37	0.37
Net ratio of expenses to average net assets (%) (c)	0.36	0.36	0.36	0.36	0.36
Ratio of net investment income to average net assets (%)	1.77	1.92	1.76	1.70	1.77
Portfolio turnover rate (%)	11	8	9	12	12
Net assets, end of period (in millions)	$57.0	$64.3	$84.1	$143.5	$237.5

	Class E
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$45.71	$43.75	$45.92	$42.32	$33.22

Income (Loss) from Investment Operations
Net investment income (a)	0.84	0.81	0.78	0.72	0.65
Net realized and unrealized gain (loss) on investments	8.68	3.97	(0.26)	4.64	9.67

Total from investment operations	9.52	4.78	0.52	5.36	10.32

Less Distributions
Distributions from net investment income	(0.82)	(0.84)	(0.74)	(0.68)	(0.65)
Distributions from net realized capital gains	(1.40)	(1.98)	(1.95)	(1.08)	(0.57)

Total distributions	(2.22)	(2.82)	(2.69)	(1.76)	(1.22)

Net Asset Value, End of Period	$53.01	$45.71	$43.75	$45.92	$42.32

Total Return (%) (b)	21.35	11.50	1.02	13.20	31.83

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.43	0.42	0.42	0.42	0.42
Net ratio of expenses to average net assets (%) (c)	0.41	0.41	0.41	0.41	0.41
Ratio of net investment income to average net assets (%)	1.71	1.87	1.73	1.66	1.72
Portfolio turnover rate (%)	11	8	9	12	12
Net assets, end of period (in millions)	$152.3	$144.2	$143.5	$161.4	$164.9

MetLife Stock Index Portfolio

24

MetLife Stock Index Portfolio

Selected per share data
	Class G
	Year ended December 31,
	2017	2016	2015	2014(d)
Net Asset Value, Beginning of Period	$44.29	$42.48	$44.64	$44.10

Income (Loss) from Investment Operations
Net investment income (a)	0.75	0.73	0.70	0.09
Net realized and unrealized gain (loss) on investments	8.40	3.83	(0.24)	0.45

Total from investment operations	9.15	4.56	0.46	0.54

Less Distributions
Distributions from net investment income	(0.74)	(0.77)	(0.67)	0.00
Distributions from net realized capital gains	(1.40)	(1.98)	(1.95)	0.00

Total distributions	(2.14)	(2.75)	(2.62)	0.00

Net Asset Value, End of Period	$51.30	$44.29	$42.48	$44.64

Total Return (%) (b)	21.18	11.32	0.91	1.22	(e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	0.57	0.57	0.58	(f)
Net ratio of expenses to average net assets (%) (c)	0.56	0.56	0.56	0.57	(f)
Ratio of net investment income to average net assets (%)	1.57	1.72	1.64	1.54	(f)
Portfolio turnover rate (%)	11	8	9	12
Net assets, end of period (in millions)	$18.9	$14.0	$8.5	$0.4

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(d)	Commencement of operations was November 12, 2014.

(e)	Periods less than one year are not computed on an annualized basis.

(f)	Computed on an annualized basis.

MetLife Stock Index Portfolio

25

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

MFS® Value Portfolio

Class A, Class B, Class D and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

MFS® Value Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class D		Class E
Management Fee*	0.62%		0.62%		0.62%		0.62%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.10%		0.15%
Other Expenses	0.02%		0.02%		0.02%		0.02%

Total Annual Portfolio Operating Expenses	0.64%		0.89%		0.74%		0.79%
Fee Waiver**	(0.06%	)	(0.06%	)	(0.06%	)	(0.06%	)

Net Operating Expenses	0.58%		0.83%		0.68%		0.73%

*	Restated to reflect current fees.
**	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to 0.65% of the first $200 million of the Portfolio’s average daily net assets, 0.625% of the next $1.3 billion, 0.500% of the next $1.5 billion and 0.475% of amounts over $3 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$59	$199	$352	$795
Class B	$85	$279	$489	$1,094
Class D	$70	$231	$407	$915
Class E	$75	$247	$434	$975

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Massachusetts Financial Services Company (“MFS” or “Subadviser”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s net assets in equity securities of large capitalization U.S. companies. Equity securities include common stocks, preferred stocks, securities convertible into common or preferred stocks and depositary receipts for equity securities. MFS focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (“value” companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Portfolio may invest up to 20% of its assets in foreign securities and may have exposure to foreign currencies through its investments in these securities.

Stock Selection

MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of the issuers’ financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

3

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer, or the Portfolio may be forced to convert a convertible security, at a time and a price that is disadvantageous to the Portfolio.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. The historical performance shown for the Portfolio prior to April 28, 2008 is the performance of the Portfolio’s predecessor funds managed by MFS using the same investment objective and strategy as the Portfolio.

MFS® Value Portfolio

4

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	15.79%
Lowest Quarter	4th – 2008	-18.68%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	18.00%	15.18%	8.04%
Class B*	17.58%	14.88%	7.79%
Class D**	17.81%	15.08%	7.94%
Class E*	17.80%	15.02%	7.89%
Russell 1000® Value Index (reflects no deduction for mutual fund fees or expenses)	13.66%	14.04%	7.10%

*	Prior to April 28, 2008 there were no Class B or Class E shares outstanding for the Portfolio’s predecessor funds. Accordingly, the performance shown for Class B and Class E shares prior to that date is the performance of Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.
**	Prior to April 29, 2013, there were no Class D shares outstanding for the Portfolio. Accordingly, the performance shown for Class D shares is the performance of Class A shares adjusted to reflect the 0.10% 12b-1 fee of the Class D shares.

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Massachusetts Financial Services Company is the subadviser to the Portfolio.

Portfolio Managers.    Nevin Chitkara and Steven Gorham, each an Investment Officer of MFS, are co-managers of the Portfolio and have been jointly and primarily responsible for the day-to-day management of the Portfolio since 2008. Mr. Gorham was a manager of the Portfolio’s predecessor funds from 2002 until 2008. Mr. Chitkara was a manager of one of the Portfolio’s predecessor funds from 2006 to 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

MFS® Value Portfolio

5

UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B, Class D and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

MFS® Value Portfolio

6

Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

MFS® Value Portfolio

7

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

MFS® Value Portfolio

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Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will

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not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also

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may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio. The Portfolio also may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio’s return.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. Government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. Government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or

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on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

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Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent

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limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher dividend yields and lower forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% for the first $250 million of the Portfolio’s average daily net assets, 0.65% for the next $500 million and 0.60% for amounts over $750 million. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.55% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new

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subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.24% of the Portfolio’s average daily net assets.

Massachusetts Financial Services Company, located at 111 Huntington Avenue, Boston, Massachusetts 02199, is the Subadviser to the Portfolio. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $491 billion as of December 31, 2017.

Nevin Chitkara and Steven Gorham, co-managers of the Portfolio, have been jointly and primarily responsible for the day-to-day management of the Portfolio since January 7, 2008. Mr. Gorham was a manager of the Portfolio’s predecessor funds from 2002 until 2008. Mr. Chitkara was a manager of one of the Portfolio’s predecessor funds from 2006 to 2008. Each portfolio manager is primarily responsible for the day-to-day management of the Portfolio. Mr. Chitkara is an Investment Officer of MFS and has been employed in the investment area of MFS since 1997. Mr. Gorham is an Investment Officer of MFS and has been employed in the investment area of MFS since 1992.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio

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Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also

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declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

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In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that

MFS® Value Portfolio

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Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are

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typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on

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a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

MFS® Value Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.31	$15.09	$18.38	$17.75	$13.80

Income (Loss) from Investment Operations
Net investment income (a)	0.27	0.34 (b)	0.31	0.43	0.30
Net realized and unrealized gain (loss) on investments	2.38	1.68	(0.23)	1.36	4.46

Total from investment operations	2.65	2.02	0.08	1.79	4.76

Less Distributions
Distributions from net investment income	(0.34)	(0.36)	(0.50)	(0.31)	(0.30)
Distributions from net realized capital gains	(0.99)	(1.44)	(2.87)	(0.85)	(0.51)

Total distributions	(1.33)	(1.80)	(3.37)	(1.16)	(0.81)

Net Asset Value, End of Period	$16.63	$15.31	$15.09	$18.38	$17.75

Total Return (%) (c)	18.00	14.39	(0.15)	10.81	35.73

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.72	0.72	0.72	0.72	0.72
Net ratio of expenses to average net assets (%) (d)	0.58	0.58	0.58	0.58	0.58
Ratio of net investment income to average net assets (%)	1.70	2.25 (b)	1.87	2.49	1.92
Portfolio turnover rate (%)	13	14	12	12	17
Net assets, end of period (in millions)	$2,462.2	$2,222.2	$2,218.1	$2,493.9	$3,074.8

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.14	$14.94	$18.22	$17.61	$13.70

Income (Loss) from Investment Operations
Net investment income (a)	0.23	0.30 (b)	0.27	0.37	0.27
Net realized and unrealized gain (loss) on investments	2.33	1.66	(0.23)	1.36	4.41

Total from investment operations	2.56	1.96	0.04	1.73	4.68

Less Distributions
Distributions from net investment income	(0.30)	(0.32)	(0.45)	(0.27)	(0.26)
Distributions from net realized capital gains	(0.99)	(1.44)	(2.87)	(0.85)	(0.51)

Total distributions	(1.29)	(1.76)	(3.32)	(1.12)	(0.77)

Net Asset Value, End of Period	$16.41	$15.14	$14.94	$18.22	$17.61

Total Return (%) (c)	17.58	14.10	(0.36)	10.56	35.38

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97	0.97	0.97	0.97	0.97
Net ratio of expenses to average net assets (%) (d)	0.83	0.83	0.83	0.83	0.83
Ratio of net investment income to average net assets (%)	1.45	2.01 (b)	1.62	2.16	1.68
Portfolio turnover rate (%)	13	14	12	12	17
Net assets, end of period (in millions)	$837.6	$804.2	$739.3	$798.0	$795.9

Please see following page for Financial Highlights footnote legend.

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MFS® Value Portfolio

Selected per share data
	Class D
	Year ended December 31,
	2017	2016	2015	2014	2013(e)
Net Asset Value, Beginning of Period	$15.26	$15.05	$18.33	$17.71	$14.88

Income (Loss) from Investment Operations
Net investment income (a)	0.25	0.32 (b)	0.29	0.41	0.20
Net realized and unrealized gain (loss) on investments	2.36	1.67	(0.22)	1.35	2.63

Total from investment operations	2.61	1.99	0.07	1.76	2.83

Less Distributions
Distributions from net investment income	(0.32)	(0.34)	(0.48)	(0.29)	0.00
Distributions from net realized capital gains	(0.99)	(1.44)	(2.87)	(0.85)	0.00

Total distributions	(1.31)	(1.78)	(3.35)	(1.14)	0.00

Net Asset Value, End of Period	$16.56	$15.26	$15.05	$18.33	$17.71

Total Return (%) (c)	17.81	14.23	(0.20)	10.69	19.02	(f)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	0.82	0.82	0.82	0.82	(g)
Net ratio of expenses to average net assets (%) (d)	0.68	0.68	0.68	0.68	0.68	(g)
Ratio of net investment income to average net assets (%)	1.60	2.15 (b)	1.77	2.34	1.80	(g)
Portfolio turnover rate (%)	13	14	12	12	17
Net assets, end of period (in millions)	$15.0	$14.4	$14.7	$16.8	$18.6

	Class E
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.22	$15.01	$18.29	$17.67	$13.73

Income (Loss) from Investment Operations
Net investment income (a)	0.24	0.31 (b)	0.29	0.40	0.28
Net realized and unrealized gain (loss) on investments	2.36	1.67	(0.23)	1.35	4.45

Total from investment operations	2.60	1.98	0.06	1.75	4.73

Less Distributions
Distributions from net investment income	(0.31)	(0.33)	(0.47)	(0.28)	(0.28)
Distributions from net realized capital gains	(0.99)	(1.44)	(2.87)	(0.85)	(0.51)

Total distributions	(1.30)	(1.77)	(3.34)	(1.13)	(0.79)

Net Asset Value, End of Period	$16.52	$15.22	$15.01	$18.29	$17.67

Total Return (%) (c)	17.80	14.20	(0.27)	10.63	35.63

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	0.87	0.87	0.87	0.87
Net ratio of expenses to average net assets (%) (d)	0.73	0.73	0.73	0.73	0.73
Ratio of net investment income to average net assets (%)	1.55	2.10 (b)	1.72	2.28	1.81
Portfolio turnover rate (%)	13	14	12	12	17
Net assets, end of period (in millions)	$68.6	$66.9	$66.0	$78.0	$83.5

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(e)	Commencement of operations was April 26, 2013.

(f)	Periods less than one year are not computed on an annualized basis.

(g)	Computed on an annualized basis.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

T. Rowe Price Large Cap Growth Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

T. Rowe Price Large Cap Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.60%		0.60%		0.60%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.02%		0.02%		0.02%

Total Annual Portfolio Operating Expenses	0.62%		0.87%		0.77%
Fee Waiver *	(0.05%	)	(0.05%	)	(0.05%	)

Net Operating Expenses	0.57%		0.82%		0.72%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the following annual rates: if the Portfolio’s average daily net assets are equal to or less than $1 billion, 0.635% of the first $50 million of the Portfolio’s average daily net assets and 0.60% of amounts over $50 million; if the Portfolio’s average daily net assets exceed $1 billion, 0.570% of the first $50 million of the Portfolio’s average daily net assets, 0.550% of the next $50 million, 0.540% of the next $900 million, 0.565% of the next $500 million and 0.550% of amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$58	$194	$342	$771
Class B	$84	$274	$479	$1,071
Class E	$74	$242	$424	$952

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Subadviser”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s net assets in equity securities of a diversified group of large capitalization growth companies (pursuant to T. Rowe Price’s classifications). Equity securities include common stocks, including common stocks purchased through initial public offerings (“IPOs”), and preferred stocks. T. Rowe Price defines large capitalization companies as those with a market capitalization, at the time of purchase by the Portfolio, within the range of the market capitalization of companies included in the Russell 1000® Growth Index. As of December 31, 2017, this included companies with capitalizations of approximately $393.0 billion and above. While most assets will be invested in U.S. common stocks, other securities may also be purchased, such as foreign stocks (including those of issuers located in emerging markets). The Portfolio’s investments in foreign securities will be limited to 30% of total assets. The Portfolio may also invest in investment companies and exchange traded funds. The Portfolio may, from time to time, emphasize one or more sectors.

Stock Selection

T. Rowe Price generally looks for companies with strong cash flow, an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow

3

economic growth. As growth investors, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing the Portfolio’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an opportunity for substantial appreciation. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or exchange-traded fund, or ETF, involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

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Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	1st –2012	19.23%
Lowest Quarter	4th –2008	-23.76%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	33.86%	18.03%	10.15%
Class B	33.47%	17.73%	9.88%
Class E	33.66%	17.84%	9.99%
Russell 1000 Growth Index (reflects no deduction for mutual fund fees or expenses)	30.21%	17.33%	10.00%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    T. Rowe Price Associates, Inc., is the subadviser to the Portfolio.

Portfolio Manager.    The Portfolio is managed by a committee chaired since 2014 by Joseph B. Fath, Vice President of T. Rowe Price Group, Inc.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

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Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

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Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or

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underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will

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generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Investment Company and Exchange Traded Fund Risk

Investments in open-end and closed-end investment companies and exchange traded funds, or ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

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Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day

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following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders,

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including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 1000 Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values.

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It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.65% for the first $50 million of the Portfolio’s average daily net assets and 0.60% for amounts over $50 million. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.54% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

Voluntary Fee Waiver

BIA has voluntarily agreed to waive its investment advisory fee by the amount waived by the Portfolio’s subadviser pursuant to a voluntary subadvisory fee waiver. If the current voluntary advisory fee waiver were reflected in the “Annual Portfolio Operating Expenses” table in the “Fees and Expenses of the Portfolio” section of the prospectus, the Portfolio’s Total Annual Portfolio Operating Expenses would have been 0.55% for Class A shares, 0.80% for Class B shares and 0.70% for Class E shares. This voluntary advisory fee waiver is dependent on the satisfaction of certain conditions and may be terminated by BIA at any time. The SAI provides more information about this fee waiver.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-

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dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.29% of the Portfolio’s average daily net assets.

A Maryland corporation, T. Rowe Price Associates, Inc., dates back to 1937. In addition to managing the Portfolio, it provides investment management services to over eight million individual and institutional investor accounts. As of December 31, 2017, T. Rowe Price and its affiliates had assets under management of approximately $991.1 billion. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202.

The Portfolio is managed by an Investment Advisory Committee. Joseph B. Fath, Committee Chairman, has been responsible for the day-to-day management of the Portfolio since he became Chairman in 2014 and works with the Committee in developing and executing the Portfolio’s investment program. Mr. Fath is a Vice President of T. Rowe Price Group, Inc. and joined T. Rowe Price in 2002.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include

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the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

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You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

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Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

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Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

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Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

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Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

T. Rowe Price Large Cap Growth Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$20.18	$22.70	$24.76	$24.51	$17.67

Income (Loss) from Investment Operations
Net investment income (a)	0.10	0.07 (b)	0.04	0.04	0.03
Net realized and unrealized gain on investments	6.55	0.13	2.55	1.94	6.87

Total from investment operations	6.65	0.20	2.59	1.98	6.90

Less Distributions
Distributions from net investment income	(0.07)	(0.01)	(0.04)	(0.02)	(0.06)
Distributions from net realized capital gains	(1.42)	(2.71)	(4.61)	(1.71)	0.00

Total distributions	(1.49)	(2.72)	(4.65)	(1.73)	(0.06)

Net Asset Value, End of Period	$25.34	$20.18	$22.70	$24.76	$24.51

Total Return (%) (c)	33.86	1.76	10.78	9.09	39.16

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.63	0.62	0.62	0.63	0.63
Net ratio of expenses to average net assets (%) (d) (e)	0.56	0.58	0.58	0.58	0.58
Ratio of net investment income to average net assets (%)	0.42	0.34 (b)	0.16	0.15	0.14
Portfolio turnover rate (%)	49	42	35	34	41
Net assets, end of period (in millions)	$1,594.6	$1,472.7	$1,540.8	$1,710.2	$2,007.8

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.84	$22.40	$24.51	$24.32	$17.54

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04	0.02 (b)	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain on investments	6.43	0.13	2.52	1.92	6.83

Total from investment operations	6.47	0.15	2.50	1.90	6.80

Less Distributions
Distributions from net investment income	(0.02)	0.00	0.00	0.00	(0.02)
Distributions from net realized capital gains	(1.42)	(2.71)	(4.61)	(1.71)	0.00

Total distributions	(1.44)	(2.71)	(4.61)	(1.71)	(0.02)

Net Asset Value, End of Period	$24.87	$19.84	$22.40	$24.51	$24.32

Total Return (%) (c)	33.47	1.53	10.51	8.83	38.77

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.88	0.87	0.87	0.88	0.88
Net ratio of expenses to average net assets (%) (d) (e)	0.81	0.83	0.83	0.83	0.83
Ratio of net investment income (loss) to average net assets (%)	0.17	0.09 (b)	(0.09)	(0.09)	(0.12)
Portfolio turnover rate (%)	49	42	35	34	41
Net assets, end of period (in millions)	$874.9	$712.9	$751.5	$642.4	$615.0

Please see following page for Financial Highlights footnote legend.

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T. Rowe Price Large Cap Growth Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016		2015	2014		2013
Net Asset Value, Beginning of Period	$20.01	$22.55		$24.62	$24.40		$17.60

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.04	(b)	0.00 (f)	0.00	(f)	(0.01)
Net realized and unrealized gain on investments	6.50	0.13		2.54	1.93		6.84

Total from investment operations	6.56	0.17		2.54	1.93		6.83

Less Distributions
Distributions from net investment income	(0.04)	0.00		0.00	0.00		(0.03)
Distributions from net realized capital gains	(1.42)	(2.71)		(4.61)	(1.71)		0.00

Total distributions	(1.46)	(2.71)		(4.61)	(1.71)		(0.03)

Net Asset Value, End of Period	$25.11	$20.01		$22.55	$24.62		$24.40

Total Return (%) (c)	33.66	1.61		10.63	8.93		38.87

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	0.77		0.77	0.78		0.78
Net ratio of expenses to average net assets (%) (d)(e)	0.71	0.73		0.73	0.73		0.73
Ratio of net investment income (loss) to average net assets (%)	0.27	0.19	(b)	0.01	0.00	(g)	(0.03)
Portfolio turnover rate (%)	49	42		35	34		41
Net assets, end of period (in millions)	$42.2	$35.2		$39.5	$38.1		$40.1

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	The effect of the voluntary portion of the waiver on average net assets was 0.03% for the years ended December 31, 2017 through 2013 (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(f)	Net investment income was less than $0.01.

(g)	Ratio of net investment income to average net assets was less than 0.01%.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Frontier Mid Cap Growth Portfolio
Class A, Class B, Class D and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Frontier Mid Cap Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Maximum capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class D		Class E
Management Fee	0.71%		0.71%		0.71%		0.71%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.10%		0.15%
Other Expenses	0.04%		0.04%		0.04%		0.04%

Total Annual Portfolio Operating Expenses	0.75%		1.00%		0.85%		0.90%
Fee Waiver *	(0.02%	)	(0.02%	)	(0.02%	)	(0.02%	)

Net Operating Expenses	0.73%		0.98%		0.83%		0.88%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to 0.700% of the first $850 million of the Portfolio’s average daily net assets, 0.675% of the next $300 million and 0.650% of amounts over $1.15 billion. This arrangement may be modified or discontinued prior to April 30, 2019 only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$75	$239	$416	$931
Class B	$100	$318	$553	$1,227
Class D	$85	$270	$471	$1,050
Class E	$90	$286	$498	$1,110

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Frontier Capital Management Company, LLC (“Frontier” or “Subadviser”), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio’s net assets in equity securities of mid-cap companies. Equity securities may include common and preferred stocks. Frontier currently defines “mid-cap” companies as those whose market capitalizations at the time of purchase fall within the market capitalization range of companies included in either the Russell Midcap Growth Index (composed of growth stocks in the Russell Midcap Index) or the S&P MidCap 400® Index. As of December 31, 2017, the market capitalizations of companies in the Russell Midcap Growth Index ranged from $393.0 million to $36.7 billion. As of December 31, 2017, the market capitalizations of companies in the S&P MidCap 400 Index ranged from $946.0 million to $13.1 billion.

The Portfolio may also invest up to 20% of the Portfolio’s total assets in small-cap and large-cap companies. Frontier may adjust the composition of the Portfolio as market conditions and economic outlooks change. The Portfolio typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts, including emerging market securities. The Portfolio generally will not invest more than 25% of its total assets in foreign securities.

Stock Selection

In selecting securities for the Portfolio, Frontier employs a Growth-at-a-Reasonable-Price approach to identify, in its opinion, the best risk/reward investment ideas in the U.S. equity mid-capitalization universe. Frontier believes that there are three key drivers of long-term, consistent performance. Frontier looks for companies that, in its opinion, have: (i) sound business models with strong

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management teams and secular growth prospects; (ii) unrecognized earnings power; and (iii) attractive valuations.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective January 7, 2013, Frontier became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former subadvisers, using principal investment strategies that differed from those described above.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	20.55%
Lowest Quarter	4th – 2008	-28.60%

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Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	25.26%	14.92%	7.27%
Class B	24.93%	14.63%	7.01%
Class D	25.14%	14.81%	7.17%
Class E	25.09%	14.75%	7.12%
Russell Midcap Growth Index (reflects no deduction for mutual fund fees or expenses)	25.27%	15.31%	9.10%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Frontier Capital Management Company, LLC, is the subadviser to the Portfolio.

Portfolio Managers.    Stephen M. Knightly, CFA, President of Frontier, has been the portfolio manager of the Portfolio since 2013. Christopher J. Scarpa, a Vice President of Frontier, has been portfolio manager of the Portfolio since 2013.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B, Class D and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

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Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be

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undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

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All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or

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on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

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Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such

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as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.75% for the first $500 million of the Portfolio’s average daily net assets, 0.70% for the next $500 million, and 0.65% for amounts over $1 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.69% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

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BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.36% of the Portfolio’s average daily net assets.

Frontier Capital Management Company, LLC, was founded in 1980. As of December 31, 2017, Frontier had approximately $14.0 billion in assets under management. Frontier is located at 99 Summer Street, Boston, Massachusetts 02110.

Stephen M. Knightly, CFA, President of Frontier, is the portfolio manager of the Portfolio, and Christopher J. Scarpa, Vice President of Frontier, is portfolio manager of the Portfolio. Mr. Knightly joined Frontier in 1992. He has been the portfolio manager for Frontier’s mid-cap growth portfolios since 2005. Christopher J. Scarpa joined Frontier in 2001 as an equity research analyst. He assumed portfolio management responsibilities for Frontier’s mid-cap growth portfolios in 2010.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

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YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

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Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

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Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio

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distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

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Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own

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share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end

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management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Frontier Mid Cap Growth Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$31.41	$33.70		$37.28	$36.90	$28.92

Income (Loss) from Investment Operations
Net investment loss (a)	(0.02)	(0.00	)(b)(c)	(0.03)	(0.05)	(0.00	)(c)
Net realized and unrealized gain on investments	7.88	1.63		1.51	3.78	9.18

Total from investment operations	7.86	1.63		1.48	3.73	9.18

Less Distributions
Distributions from net investment income	0.00	0.00		0.00	0.00	(0.42)
Distributions from net realized capital gains	(0.84)	(3.92)		(5.06)	(3.35)	(0.78)

Total distributions	(0.84)	(3.92)		(5.06)	(3.35)	(1.20)

Net Asset Value, End of Period	$38.43	$31.41		$33.70	$37.28	$36.90

Total Return (%) (d)	25.26	5.40		2.88	11.14	32.77

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75	0.75		0.74	0.76	0.75
Net ratio of expenses to average net assets (%) (e)	0.73	0.73		0.73	0.75	0.74
Ratio of net investment loss to average net assets (%)	(0.06)	(0.00	)(b)(f)	(0.09)	(0.13)	(0.01)
Portfolio turnover rate (%)	31	40		60	48	120
Net assets, end of period (in millions)	$949.7	$863.5		$878.5	$831.2	$982.6

	Class B
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$28.61	$31.11		$34.85	$34.79	$27.33

Income (Loss) from Investment Operations
Net investment loss (a)	(0.10)	(0.07	)(b)	(0.12)	(0.13)	(0.08)
Net realized and unrealized gain on investments	7.16	1.49		1.44	3.54	8.66

Total from investment operations	7.06	1.42		1.32	3.41	8.58

Less Distributions
Distributions from net investment income	0.00	0.00		0.00	0.00	(0.34)
Distributions from net realized capital gains	(0.84)	(3.92)		(5.06)	(3.35)	(0.78)

Total distributions	(0.84)	(3.92)		(5.06)	(3.35)	(1.12)

Net Asset Value, End of Period	$34.83	$28.61		$31.11	$34.85	$34.79

Total Return (%) (d)	24.93	5.16		2.60	10.88	32.43

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00	1.00		0.99	1.01	1.00
Net ratio of expenses to average net assets (%) (e)	0.98	0.98		0.98	1.00	0.99
Ratio of net investment loss to average net assets (%)	(0.31)	(0.25	)(b)	(0.35)	(0.37)	(0.25)
Portfolio turnover rate (%)	31	40		60	48	120
Net assets, end of period (in millions)	$181.9	$167.7		$181.7	$198.6	$201.9

Please see following page for Financial Highlights footnote legend.

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Frontier Mid Cap Growth Portfolio

Selected per share data
	Class D
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$30.85	$33.20		$36.83	$36.52	$28.63

Income (Loss) from Investment Operations
Net investment loss (a)	(0.06)	(0.03	)(b)	(0.07)	(0.08)	(0.04)
Net realized and unrealized gain on investments	7.74	1.60		1.50	3.74	9.09

Total from investment operations	7.68	1.57		1.43	3.66	9.05

Less Distributions
Distributions from net investment income	0.00	0.00		0.00	0.00	(0.38)
Distributions from net realized capital gains	(0.84)	(3.92)		(5.06)	(3.35)	(0.78)

Total distributions	(0.84)	(3.92)		(5.06)	(3.35)	(1.16)

Net Asset Value, End of Period	$37.69	$30.85		$33.20	$36.83	$36.52

Total Return (%) (d)	25.14	5.29		2.78	11.06	32.63

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85	0.85		0.84	0.86	0.85
Net ratio of expenses to average net assets (%) (e)	0.83	0.83		0.83	0.85	0.84
Ratio of net investment loss to average net assets (%)	(0.16)	(0.10	)(b)	(0.20)	(0.22)	(0.13)
Portfolio turnover rate (%)	31	40		60	48	120
Net assets, end of period (in millions)	$89.6	$82.3		$89.8	$101.3	$107.1

	Class E
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$30.71	$33.08		$36.73	$36.46	$28.58

Income (Loss) from Investment Operations
Net investment loss (a)	(0.07)	(0.05	)(b)	(0.09)	(0.10)	(0.06)
Net realized and unrealized gain on investments	7.70	1.60		1.50	3.72	9.09

Total from investment operations	7.63	1.55		1.41	3.62	9.03

Less Distributions
Distributions from net investment income	0.00	0.00		0.00	0.00	(0.37)
Distributions from net realized capital gains	(0.84)	(3.92)		(5.06)	(3.35)	(0.78)

Total distributions	(0.84)	(3.92)		(5.06)	(3.35)	(1.15)

Net Asset Value, End of Period	$37.50	$30.71		$33.08	$36.73	$36.46

Total Return (%) (d)	25.09	5.25		2.72	10.96	32.59

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90	0.90		0.89	0.91	0.90
Net ratio of expenses to average net assets (%) (e)	0.88	0.88		0.88	0.90	0.89
Ratio of net investment loss to average net assets (%)	(0.21)	(0.15	)(b)	(0.25)	(0.28)	(0.17)
Portfolio turnover rate (%)	31	40		60	48	120
Net assets, end of period (in millions)	$10.4	$9.4		$10.3	$11.2	$11.7

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.

(c)	Net investment loss was less than $0.01.

(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(f)	Ratio of net investment loss to average net assets was less than 0.01%.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Brighthouse/Artisan Mid Cap Value Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Brighthouse/Artisan Mid Cap Value Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital growth.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.82%		0.82%		0.82%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.03%		0.03%		0.03%

Total Annual Portfolio Operating Expenses	0.85%		1.10%		1.00%
Fee Waiver *	(0.05%	)	(0.05%	)	(0.05%	)

Net Operating Expenses	0.80%		1.05%		0.95%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.78% of the first $500 million of the Portfolio’s average daily net assets, 0.77% of the next $500 million, 0.72% of amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$82	$267	$468	$1,048
Class B	$108	$347	$604	$1,341
Class E	$97	$315	$550	$1,225

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Artisan Partners Limited Partnership (“Artisan Partners” or “Subadviser”), subadviser to the Portfolio, invests at least 80% of the Portfolio’s net assets in the common stocks of medium-sized companies. Artisan Partners defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap Index and less than three times the weighted average market capitalization of companies in that Index. As long as an investment continues to meet the Portfolio’s other investment criteria, Artisan Partners may choose to hold a stock even if the company’s market capitalization grows or falls outside these parameters. Artisan Partners will generally not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalization of companies in the Russell Midcap Index as of the most recent calendar year end. As of December 31, 2017, the range of the market capitalization of companies in the Russell Midcap Index was between $393.0 million and $36.7 billion and the weighted average market capitalization of companies in that Index was approximately $14.8 billion. The Portfolio invests primarily in U.S. companies.

Stock Selection

Artisan Partners employs a fundamental investment process in an attempt to construct a diversified portfolio

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of securities issued by medium-sized U.S. companies with the following attributes for long-term success:

•

Attractive valuation.    Artisan Partners values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan Partners believes would be reasonable. Artisan Partners generally will purchase a security if the stock price falls below or toward the lower end of that range.

•	Sound financial condition. Artisan Partners seeks companies with a level of debt Artisan Partners deems appropriate and that have a positive cash flow.

•	Attractive business economics. Artisan Partners favors cash-producing businesses capable of earning returns on capital Artisan Partners finds acceptable over the company’s business cycle.

Artisan Partners often finds investment opportunities in:

•	Turnarounds. These are companies with recent poor results due to company-specific and/or industry-wide conditions that Artisan Partners believes will not continue indefinitely.

•

Companies in transition.    Artisan Partners attempts to identify ahead of the market those companies whose stock prices may soon rise due to new management, new products or a cyclical uptrend in an industry.

•

Companies with hidden assets.    Undervalued real estate, unrecognized business lines and other “hidden” assets may not be given enough credit by investors, providing investment opportunities for Artisan Partners.

•	Unrecognized companies. A company that is little-known or lacking a following among investors may be selected for the Portfolio if Artisan Partners considers the company undervalued.

•	Companies with earnings shortfalls. Artisan Partners may consider a company whose reduced earnings have caused the company’s stock price to drop if Artisan Partners expects those earnings to improve.

The Portfolio’s cash position is affected by cash flows, including from shareholder investments and redemptions and purchases and sales of portfolio securities. Investment of available cash may be slowed during periods when stock prices are moving broadly upwards because higher prevailing valuations cause fewer securities to meet the Portfolio’s investment criteria. As a result of this emphasis on valuation, the Portfolio may at times hold more than 5%, but generally not more than 10%, of its total assets in cash.

The Portfolio may sell a security when Artisan Partners thinks the security is too expensive compared to Artisan Partners’ estimate of the company’s intrinsic value, when changing circumstances affect the original reasons for Artisan Partners’ purchase of the security, when the company’s fundamentals have deteriorated, or when more attractive alternatives are identified.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

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4

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective May 1, 2009, Artisan Partners became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former subadviser, using principal investment strategies that differed from those described above.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	17.15%
Lowest Quarter	4th – 2008	-29.46%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	12.82%	11.87%	6.29%
Class B	12.54%	11.59%	6.02%
Class E	12.65%	11.71%	6.13%
Russell Midcap Value Index (reflects no deduction for mutual fund fees or expenses)	13.34%	14.68%	9.10%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Artisan Partners Limited Partnership is the subadviser to the Portfolio.

Portfolio Managers.    James C. Kieffer, a Managing Director of Artisan Partners, has co-managed the Portfolio since 2009. Thomas A. Reynolds IV, a Managing Director of Artisan Partners, has co-managed the Portfolio since October 2017. Daniel L. Kane has co-managed the Portfolio since 2013. From February 2012 to September 2013, Mr. Kane served as Associate Manager of the Portfolio. As portfolio managers of the Portfolio, Messrs. Kieffer, Reynolds, and Kane are jointly and primarily responsible for the day-to-day management of the Portfolio.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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5

UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

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6

Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

Brighthouse/Artisan Mid Cap Value Portfolio

7

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

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Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be

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9

undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the

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principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business

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functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.82% for the first $1 billion of the Portfolio’s average daily net assets and 0.78% for amounts over $1 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.82% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

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The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.46% of the Portfolio’s average daily net assets.

Artisan Partners Limited Partnership was organized in 1994 and, as of December 31, 2017, managed approximately $115.5 billion in assets. Artisan Partners’ principal address is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin, 53202-5402.

James C. Kieffer, Thomas A. Reynolds IV, and Daniel L. Kane co-manage the Portfolio. As portfolio managers of the Portfolio, Messrs. Kieffer, Reynolds, and Kane are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Kieffer is a Managing Director of Artisan Partners and has been employed by Artisan Partners since 1997. Mr. Reynolds is a Managing Director of Artisan Partners and has been employed by Artisan Partners since October 2017. Prior to joining Artisan Partners, Mr. Reynolds was a portfolio manager for Perkins Investment Management at Janus Henderson from 2013 to 2017. He joined Perkins as an analyst in 2009. Mr. Kane joined Artisan Partners in March 2008 as an analyst working with Mr. Kieffer.

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Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions

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received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your

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investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

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Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

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The Trust's Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust's portfolios and limit transactions that violate the Trust's policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust's Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such activities.

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Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio's shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets

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may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures

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approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Brighthouse/Artisan Mid Cap Value Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$231.28	$213.79	$271.79	$268.60	$198.30

Income (Loss) from Investment Operations
Net investment income (a)	1.54	1.74 (b)	2.26	2.89	1.98
Net realized and unrealized gain (loss) on investments	27.96	43.82	(23.66)	2.25	70.60

Total from investment operations	29.50	45.56	(21.40)	5.14	72.58

Less Distributions
Distributions from net investment income	(1.71)	(2.56)	(3.17)	(1.95)	(2.28)
Distributions from net realized capital gains	0.00	(25.51)	(33.43)	0.00	0.00

Total distributions	(1.71)	(28.07)	(36.60)	(1.95)	(2.28)

Net Asset Value, End of Period	$259.07	$231.28	$213.79	$271.79	$268.60

Total Return (%) (c)	12.82	22.96	(9.44)	1.93	36.85

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.85	0.85	0.84	0.84	0.83
Ratio of net investment income to average net assets (%)	0.64	0.80 (b)	0.91	1.07	0.84
Portfolio turnover rate (%)	21	31	31	25	22
Net assets, end of period (in millions)	$676.2	$652.0	$739.1	$853.7	$970.0

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$223.41	$207.30	$264.50	$261.50	$193.14

Income (Loss) from Investment Operations
Net investment income (a)	0.90	1.16 (b)	1.59	2.15	1.36
Net realized and unrealized gain (loss) on investments	27.01	42.40	(22.95)	2.21	68.77

Total from investment operations	27.91	43.56	(21.36)	4.36	70.13

Less Distributions
Distributions from net investment income	(1.15)	(1.94)	(2.41)	(1.36)	(1.77)
Distributions from net realized capital gains	0.00	(25.51)	(33.43)	0.00	0.00

Total distributions	(1.15)	(27.45)	(35.84)	(1.36)	(1.77)

Net Asset Value, End of Period	$250.17	$223.41	$207.30	$264.50	$261.50

Total Return (%) (c)	12.54	22.65	(9.66)	1.67	36.51

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.10	1.10	1.09	1.09	1.08
Ratio of net investment income to average net assets (%)	0.39	0.55 (b)	0.66	0.82	0.59
Portfolio turnover rate (%)	21	31	31	25	22
Net assets, end of period (in millions)	$390.5	$404.3	$358.7	$446.3	$505.0

Please see following page for Financial Highlights footnote legend.

Brighthouse/Artisan Mid Cap Value Portfolio

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Brighthouse/Artisan Mid Cap Value Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$227.21	$210.43	$267.99	$264.86	$195.57

Income (Loss) from Investment Operations
Net investment income (a)	1.15	1.40 (b)	1.85	2.43	1.60
Net realized and unrealized gain (loss) on investments	27.48	43.07	(23.28)	2.25	69.65

Total from investment operations	28.63	44.47	(21.43)	4.68	71.25

Less Distributions
Distributions from net investment income	(1.36)	(2.18)	(2.70)	(1.55)	(1.96)
Distributions from net realized capital gains	0.00	(25.51)	(33.43)	0.00	0.00

Total distributions	(1.36)	(27.69)	(36.13)	(1.55)	(1.96)

Net Asset Value, End of Period	$254.48	$227.21	$210.43	$267.99	$264.86

Total Return (%) (c)	12.65	22.78	(9.58)	1.78	36.65

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.00	1.00	0.99	0.99	0.98
Ratio of net investment income to average net assets (%)	0.49	0.65 (b)	0.76	0.91	0.68
Portfolio turnover rate (%)	21	31	31	25	22
Net assets, end of period (in millions)	$80.4	$82.4	$75.8	$95.1	$110.8

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.01 per share and less than 0.01% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

Brighthouse/Artisan Mid Cap Value Portfolio

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

MetLife Mid Cap Stock Index Portfolio

Class A, Class B, Class E and Class G Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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MetLife Mid Cap Stock Index Portfolio

PORTFOLIO SUMMARY:

Investment Objective

To track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index (“S&P MidCap 400 Index”).

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E	Class G
Management Fee	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%	0.30%
Other Expenses	0.04%	0.04%	0.04%	0.04%

Total Annual Portfolio Operating Expenses	0.30%	0.55%	0.45%	0.60%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$31	$97	$169	$381
Class B	$56	$177	$308	$691
Class E	$46	$145	$253	$568
Class G	$62	$193	$336	$752

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The S&P MidCap 400 Index consists of the common stock of approximately 400 mid capitalization companies. MetLife Investment Advisors, LLC (“MLIA” or “Subadviser”), the subadviser to the Portfolio, manages the Portfolio by purchasing the common stocks of all the companies included in the S&P MidCap 400 Index. Although the Portfolio seeks to track the performance of the S&P MidCap 400 Index, its performance usually will not exactly match that of the index because, among other things, the Portfolio incurs operating expenses. The S&P MidCap 400 Index is an unmanaged group of common stocks, and therefore does not incur these expenses. As of December 31, 2017, the market capitalizations of companies in the S&P MidCap 400 Index ranged from $946.0 million to $13.1 billion.

MLIA, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in a particular mid capitalization stock index. The Portfolio may also invest in real estate investment trusts.

MLIA may rebalance the Portfolio due to, among other things, cash flows into and out of the Portfolio or changes in the S&P Mid Cap 400 Index.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are

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described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Passive Management Risk.    In attempting to track the returns of an index, the Portfolio may be more susceptible to risks than an actively managed portfolio because it generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	19.93%
Lowest Quarter	4th – 2008	-25.47%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	15.95%	14.73%	9.74%	—	—
Class B	15.63%	14.44%	9.46%	—	—
Class E	15.80%	14.56%	9.57%	—	—
Class G	15.60%	14.93%	—	16.58%	04-28-09
S&P MidCap 400 Index (reflects no deduction for mutual fund fees or expenses)	16.24%	15.01%	9.96%	—	—

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    MetLife Investment Advisors, LLC, is the subadviser to the Portfolio.

Portfolio Managers.    Stacey Lituchy, CFA, Managing Director, Norman Hu, Director, and Mirsad Usejnoski, Director, are the managers of the Portfolio. Ms. Lituchy has been the senior manager of the Portfolio since 2004. Mr. Hu has been a manager of the Portfolio since 2003. Mr. Usejnoski has been a manager of the Portfolio since 2004.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

MetLife Mid Cap Stock Index Portfolio

4

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

MetLife Mid Cap Stock Index Portfolio

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B, Class E and Class G shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to other mutual funds. The Portfolio in this Prospectus is separate from those mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s

MetLife Mid Cap Stock Index Portfolio

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return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

MetLife Mid Cap Stock Index Portfolio

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

MetLife Mid Cap Stock Index Portfolio

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If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Passive Management Risk

A Portfolio that attempts to track the returns of an index may be more susceptible to risks than an actively managed portfolio because a passively managed portfolio generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, fair value pricing, portfolio operating expenses, transaction costs, securities lending activities, net asset value rounding, contributions to and withdrawals from the Portfolio and delays in investing cash.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

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Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may, at its discretion, sell a portfolio security to take advantage of more attractive investment opportunities, when it no longer meets the criteria used to implement the Portfolio’s investment strategy, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments,

MetLife Mid Cap Stock Index Portfolio

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may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large

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inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

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Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Index Description

The Standard & Poor’s (S&P) MidCap 400 Index is an unmanaged index measuring the performance of the mid-size company segment of the U.S. market. The Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.25% of the Portfolio’s average daily net assets. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.25% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

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Contractual Fee Waiver

BIA has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.25% of the first $500 million of the Portfolio’s average daily net assets, 0.245% of the next $500 million, 0.24% of the next $1 billion and 0.235% of amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.02% of the Portfolio’s average daily net assets.

MetLife Investment Advisors, LLC, is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. MLIA also manages investment assets for certain affiliated companies and other entities. As of December 31, 2017, MLIA managed approximately $13.1 billion in assets for the Trust. MLIA is located at One MetLife Way, Whippany, New Jersey 07981.

Stacey Lituchy, CFA, is the senior manager of the Portfolio. Norman Hu and Mirsad Usejnoski are the managers of the Portfolio. Ms. Lituchy is a Managing Director of MLIA, and Messrs. Hu and Usejnoski are each Directors of MLIA.

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Ms. Lituchy has overseen the management of the Portfolio since 2004. She has been associated with MLIA and its affiliates since 2002, including as a Managing Director in the Investments Department Metropolitan Life Insurance Company (“Metropolitan Life”).

Mr. Hu has been a manager and trader for the Portfolio since 2003. He also assists in all other aspects of portfolio management, including portfolio analysis and daily operations. Mr. Hu has been associated with MLIA and its affiliates since 2003, including as a Director in the Investments Department of Metropolitan Life.

Mr. Usejnoski has been a manager and trader for the Portfolio since 2004. He also assists in all other aspects of portfolio management, including performance attribution, portfolio analysis and daily operations. Mr. Usejnoski has been associated with MLIA and its affiliates since 2003, including as a Director in the Investments Department of Metropolitan Life.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

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YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

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Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

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Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and

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other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among

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sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no

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assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

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Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

MetLife Mid Cap Stock Index Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$18.89	$17.23	$19.01	$18.45	$14.47

Income (Loss) from Investment Operations
Net investment income (a)	0.24	0.27	0.24	0.24	0.18
Net realized and unrealized gain (loss) on investments	2.63	3.04	(0.57)	1.41	4.46

Total from investment operations	2.87	3.31	(0.33)	1.65	4.64

Less Distributions
Distributions from net investment income	(0.27)	(0.24)	(0.23)	(0.20)	(0.19)
Distributions from net realized capital gains	(1.25)	(1.41)	(1.22)	(0.89)	(0.47)

Total distributions	(1.52)	(1.65)	(1.45)	(1.09)	(0.66)

Net Asset Value, End of Period	$20.24	$18.89	$17.23	$19.01	$18.45

Total Return (%) (b)	15.95	20.43	(2.35)	9.49	33.15

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.30	0.30	0.30	0.30	0.30
Net ratio of expenses to average net assets (%) (c)	0.29	0.29	0.29	0.30	0.30
Ratio of net investment income to average net assets (%)	1.26	1.53	1.30	1.33	1.09
Portfolio turnover rate (%)	23	28	25	17	16
Net assets, end of period (in millions)	$545.3	$494.1	$411.5	$399.6	$370.0

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$18.63	$17.01	$18.79	$18.25	$14.32

Income (Loss) from Investment Operations
Net investment income (a)	0.19	0.22	0.19	0.19	0.14
Net realized and unrealized gain (loss) on investments	2.59	3.00	(0.57)	1.39	4.42

Total from investment operations	2.78	3.22	(0.38)	1.58	4.56

Less Distributions
Distributions from net investment income	(0.23)	(0.19)	(0.18)	(0.15)	(0.16)
Distributions from net realized capital gains	(1.25)	(1.41)	(1.22)	(0.89)	(0.47)

Total distributions	(1.48)	(1.60)	(1.40)	(1.04)	(0.63)

Net Asset Value, End of Period	$19.93	$18.63	$17.01	$18.79	$18.25

Total Return (%) (b)	15.63	20.14	(2.62)	9.23	32.83

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55	0.55	0.55	0.55	0.55
Net ratio of expenses to average net assets (%) (c)	0.54	0.54	0.54	0.55	0.55
Ratio of net investment income to average net assets (%)	1.01	1.28	1.04	1.08	0.83
Portfolio turnover rate (%)	23	28	25	17	16
Net assets, end of period (in millions)	$427.0	$409.3	$374.7	$404.0	$388.4

Please see following page for Financial Highlights footnote legend.

MetLife Mid Cap Stock Index Portfolio

23

MetLife Mid Cap Stock Index Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$18.75	$17.10	$18.89	$18.33	$14.38

Income (Loss) from Investment Operations
Net investment income (a)	0.21	0.24	0.21	0.21	0.15
Net realized and unrealized gain (loss) on investments	2.61	3.03	(0.59)	1.41	4.44

Total from investment operations	2.82	3.27	(0.38)	1.62	4.59

Less Distributions
Distributions from net investment income	(0.25)	(0.21)	(0.19)	(0.17)	(0.17)
Distributions from net realized capital gains	(1.25)	(1.41)	(1.22)	(0.89)	(0.47)

Total distributions	(1.50)	(1.62)	(1.41)	(1.06)	(0.64)

Net Asset Value, End of Period	$20.07	$18.75	$17.10	$18.89	$18.33

Total Return (%) (b)	15.80	20.26	(2.58)	9.39	32.95

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.45	0.45	0.45	0.45	0.45
Net ratio of expenses to average net assets (%) (c)	0.44	0.44	0.44	0.45	0.45
Ratio of net investment income to average net assets (%)	1.11	1.38	1.13	1.17	0.93
Portfolio turnover rate (%)	23	28	25	17	16
Net assets, end of period (in millions)	$40.0	$39.2	$36.7	$42.4	$45.0

	Class G
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$18.52	$16.92	$18.70	$18.16	$14.26

Income (Loss) from Investment Operations
Net investment income (a)	0.18	0.21	0.18	0.18	0.13
Net realized and unrealized gain (loss) on investments	2.58	2.98	(0.57)	1.39	4.40

Total from investment operations	2.76	3.19	(0.39)	1.57	4.53

Less Distributions
Distributions from net investment income	(0.23)	(0.18)	(0.17)	(0.14)	(0.16)
Distributions from net realized capital gains	(1.25)	(1.41)	(1.22)	(0.89)	(0.47)

Total distributions	(1.48)	(1.59)	(1.39)	(1.03)	(0.63)

Net Asset Value, End of Period	$19.80	$18.52	$16.92	$18.70	$18.16

Total Return (%) (b)	15.60	20.08	(2.68)	9.21	32.75

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60	0.60	0.60	0.60	0.60
Net ratio of expenses to average net assets (%) (c)	0.59	0.59	0.59	0.60	0.60
Ratio of net investment income to average net assets (%)	0.96	1.24	1.00	1.02	0.79
Portfolio turnover rate (%)	23	28	25	17	16
Net assets, end of period (in millions)	$149.8	$133.2	$104.0	$105.2	$103.3

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

MetLife Mid Cap Stock Index Portfolio

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Neuberger Berman Genesis Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Neuberger Berman Genesis Portfolio

PORTFOLIO SUMMARY:

Investment Objective

High total return, consisting principally of capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.81%		0.81%		0.81%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.04%		0.04%		0.04%

Total Annual Portfolio Operating Expenses	0.85%		1.10%		1.00%
Fee Waiver *	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses	0.84%		1.09%		0.99%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.825% of the first $500 million of the Portfolio’s average daily net assets, 0.80% of the next $500 million and 0.75% of amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$86	$271	$472	$1,051
Class B	$112	$351	$608	$1,345
Class E	$101	$319	$554	$1,228

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Neuberger Berman Investment Advisers LLC (“Neuberger Berman” or “Subadviser”), subadviser to the Portfolio, invests at least 65% of the Portfolio’s assets in common stocks of small-capitalization companies, which it defines as those whose market capitalizations are similar to the market capitalization of the companies in the Russell 2000® Index or the S&P SmallCap 600® Index. As of December 31, 2017, the highest market capitalization of companies in the Russell 2000 Index was $9.4 billion. As of December 31, 2017, the highest capitalization of companies in the S&P SmallCap 600 Index was $12.5 billion. The Portfolio may continue to hold or buy additional shares of a company that no longer is of comparable size if Neuberger Berman continues to believe that those shares are an attractive investment. The Portfolio seeks to reduce risk by diversifying among many companies and industries. Although the Portfolio mainly invests in common stocks of small-capitalization companies, it may invest in companies of any capitalization.

Stock Selection

Neuberger Berman generally looks for what it believes to be undervalued companies whose current market shares and balance sheets are strong. Factors in identifying these firms may include:

•	Above-average returns.

•	An established market niche.

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•	Circumstances that would make it difficult for new competitors to enter the market.

•	The ability to finance their own growth.

•	Sound future business prospects.

This approach is designed to let the Portfolio benefit from potential increases in stock prices, while limiting the risks typically associated with small-capitalization stocks. At times, Neuberger Berman may emphasize certain sectors that it believes will benefit from market or economic trends.

Neuberger Berman generally follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective January 19, 2010, Neuberger Berman became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former subadvisers, using principal investment strategies that differed from those described above.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	17.23%
Lowest Quarter	4th – 2008	-26.58%

Neuberger Berman Genesis Portfolio

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Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	15.75%	13.87%	6.56%
Class B	15.49%	13.59%	6.30%
Class E	15.61%	13.71%	6.40%
Russell 2000® Value Index (reflects no deduction for mutual fund fees or expenses)	7.84%	13.01%	8.17%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Neuberger Berman Investment Advisers LLC is the subadviser to the Portfolio.

Portfolio Managers.    Judith M. Vale, Robert W. D’Alelio and Brett S. Reiner, each a Managing Director of Neuberger Berman Investment Advisers LLC, have managed the Portfolio since 2010. Gregory G. Spiegel, a Managing Director of Neuberger Berman Investment Advisers LLC, has managed the Portfolio since 2015. Ms. Vale and Mr. D’Alelio are Co-Managers of the Portfolio. Messrs. Reiner and Spiegel are Associate Managers of the Portfolio.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Neuberger Berman Genesis Portfolio

5

UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

Neuberger Berman Genesis Portfolio

6

Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

Neuberger Berman Genesis Portfolio

7

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

Neuberger Berman Genesis Portfolio

8

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will

Neuberger Berman Genesis Portfolio

9

not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause

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the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large

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inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

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Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 2000 Value Index is an unmanaged measure of performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of Brighthouse to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

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As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.85% for the first $500 million of the Portfolio’s average daily net assets, 0.80% for the next $500 million, and 0.75% for amounts over $1 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.80% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.45% of the Portfolio’s average daily net assets.

Neuberger Berman Investment Advisers LLC and its predecessor firms and affiliates have been managing money since 1939 and have specialized in the management of mutual funds since 1950. Neuberger Berman and its affiliates provide investment management services to mutual funds and securities accounts with assets as of December 31, 2017 of about $295 billion. Neuberger Berman is located at 1290 Avenue of the Americas, New York, New York 10104.

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Judith M. Vale, Robert W. D’Alelio and Brett S. Reiner have been responsible for the day-to-day management of the Portfolio since 2010. Gregory G. Spiegel has been responsible for the day-to-day management of the Portfolio since 2015. Each is a Managing Director of Neuberger Berman Investment Advisers LLC. Ms. Vale and Mr. D’Alelio, Co-Managers of the Portfolio, have been senior members of Neuberger Berman’s Small Cap Group since they joined the firm in 1992 and 1996, respectively. Messrs. Reiner and Spiegel, Associate Managers of the Portfolio, have been members of Neuberger Berman’s Small Cap Group since 2003 and 2015, respectively. Mr. Reiner joined the firm in 2000, and Mr. Spiegel in 2012.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

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The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

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The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”).

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Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial

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intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

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Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if

Neuberger Berman Genesis Portfolio

21

there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Neuberger Berman Genesis Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$21.38	$18.10		$18.07	$18.14	$13.21

Income (Loss) from Investment Operations
Net investment income (a)	0.08	0.08	(b)	0.08	0.08	0.07
Net realized and unrealized gain (loss) on investments	3.11	3.29		0.03	(0.08)	4.98

Total from investment operations	3.19	3.37		0.11	0.00	5.05

Less Distributions
Distributions from net investment income	(0.09)	(0.09)		(0.08)	(0.07)	(0.12)
Distributions from net realized capital gains	(1.83)	0.00		0.00	0.00	0.00

Total distributions	(1.92)	(0.09)		(0.08)	(0.07)	(0.12)

Net Asset Value, End of Period	$22.65	$21.38		$18.10	$18.07	$18.14

Total Return (%) (c)	15.75	18.68		0.58	0.01	38.52

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85	0.85		0.84	0.83	0.83
Net ratio of expenses to average net assets (%) (d)	0.84	0.84		0.83	0.83	0.82
Ratio of net investment income to average net assets (%)	0.36	0.43	(b)	0.42	0.43	0.42
Portfolio turnover rate (%)	17	19		16	9	17
Net assets, end of period (in millions)	$770.2	$764.5		$814.6	$985.8	$1,154.0

	Class B
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$21.03	$17.80		$17.76	$17.85	$13.00

Income (Loss) from Investment Operations
Net investment income (a)	0.02	0.04	(b)	0.03	0.03	0.03
Net realized and unrealized gain (loss) on investments	3.07	3.23		0.04	(0.08)	4.91

Total from investment operations	3.09	3.27		0.07	(0.05)	4.94

Less Distributions
Distributions from net investment income	(0.04)	(0.04)		(0.03)	(0.04)	(0.09)
Distributions from net realized capital gains	(1.83)	0.00		0.00	0.00	0.00

Total distributions	(1.87)	(0.04)		(0.03)	(0.04)	(0.09)

Net Asset Value, End of Period	$22.25	$21.03		$17.80	$17.76	$17.85

Total Return (%) (c)	15.49	18.39		0.38	(0.30)	38.19

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.10	1.10		1.09	1.08	1.08
Net ratio of expenses to average net assets (%) (d)	1.09	1.09		1.08	1.08	1.07
Ratio of net investment income to average net assets (%)	0.11	0.19	(b)	0.17	0.18	0.22
Portfolio turnover rate (%)	17	19		16	9	17
Net assets, end of period (in millions)	$339.9	$333.1		$321.7	$366.8	$418.9

Please see following page for Financial Highlights footnote legend.

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23

Neuberger Berman Genesis Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$21.14	$17.89		$17.86	$17.94	$13.06

Income (Loss) from Investment Operations
Net investment income (a)	0.04	0.05	(b)	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments	3.09	3.26		0.03	(0.09)	4.94

Total from investment operations	3.13	3.31		0.08	(0.04)	4.98

Less Distributions
Distributions from net investment income	(0.06)	(0.06)		(0.05)	(0.04)	(0.10)
Distributions from net realized capital gains	(1.83)	0.00		0.00	0.00	0.00

Total distributions	(1.89)	(0.06)		(0.05)	(0.04)	(0.10)

Net Asset Value, End of Period	$22.38	$21.14		$17.89	$17.86	$17.94

Total Return (%) (c)	15.61	18.54		0.43	(0.19)	38.37

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00	1.00		0.99	0.98	0.98
Net ratio of expenses to average net assets (%) (d)	0.99	0.99		0.98	0.98	0.97
Ratio of net investment income to average net assets (%)	0.21	0.29	(b)	0.27	0.28	0.28
Portfolio turnover rate (%)	17	19		16	9	17
Net assets, end of period (in millions)	$93.5	$93.4		$89.3	$103.6	$122.0

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Loomis Sayles Small Cap Core Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Loomis Sayles Small Cap Core Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital growth from investments in common stocks or other equity securities.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.07%		0.07%		0.07%
Acquired Fund Fees and Expenses	0.03%		0.03%		0.03%

Total Annual Portfolio Operating Expenses	1.00%		1.25%		1.15%
Fee Waiver *	(0.08%	)	(0.08%	)	(0.08%	)

Net Operating Expenses	0.92%		1.17%		1.07%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each class of the Portfolio to the annual rate of 0.85% of the first $200 million of the Portfolio’s average daily net assets and 0.80% of amounts over $200 million. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$94	$312	$547	$1,222
Class B	$120	$391	$682	$1,511
Class E	$110	$359	$628	$1,396

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or “Subadviser”), subadviser to the Portfolio, will, under normal circumstances, invest at least 80% of the Portfolio’s net assets in equity securities of companies with market capitalizations that fall, at the time of purchase, within the capitalization range of the Russell 2000® Index, an index that tracks stocks of 2,000 of the smallest U.S. companies. As of December 31, 2017, the highest market capitalization of companies in the Russell 2000 Index was $9.4 billion. The Portfolio may invest the rest of its assets in larger companies. The Portfolio may invest any portion of its assets in securities of U.S. and Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Portfolio may engage in foreign currency transactions, options, and futures transactions and other derivative transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Portfolio to incur losses that would not have been incurred had the risk been hedged. The Portfolio invests in both value and growth stocks. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Portfolio may also invest in real estate investment trusts and other real estate related securities.

Stock Selection

Loomis Sayles begins with a universe of approximately 2,000 of the smallest U.S. companies that generally fall within the market capitalization range of the Russell 2000 Index.

3

Value Stocks.    Loomis Sayles may invest in stocks of companies which it believes are undervalued by the market in relation to earnings, dividends, assets and growth prospects. The Portfolio may also invest in companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.

Growth Stocks.    When investing in growth stocks, Loomis Sayles seeks companies that have distinctive products, technologies, or services; dynamic earnings growth; prospects for a high level of profitability; and solid management.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Loomis Sayles Small Cap Core Portfolio

4

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	4th – 2010	17.32%
Lowest Quarter	4th – 2008	-25.01%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	15.24%	14.66%	9.29%
Class B	14.96%	14.37%	9.02%
Class E	15.07%	14.48%	9.13%
Russell 2000 Index (reflects no deduction for mutual fund fees or expenses)	14.65%	14.12%	8.71%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Loomis, Sayles & Company, L.P., is the subadviser to the Portfolio.

Portfolio Managers.    John J. Slavik, Vice President of Loomis Sayles, Mark F. Burns, Vice President of Loomis Sayles, Joseph R. Gatz, Vice President of Loomis Sayles, and Jeffrey Schwartz, Vice President of Loomis Sayles, have managed the Portfolio since 2005 in the case of Messrs. Slavik and Burns, since 2000 in the case of Mr. Gatz, and since 2012 in the case of Mr. Schwartz. Messrs. Slavik, Burns, Gatz and Schwartz are the day-to-day managers of the Portfolio and make the final investment decisions for the Portfolio.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Loomis Sayles Small Cap Core Portfolio

5

UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

Loomis Sayles Small Cap Core Portfolio

6

Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

Loomis Sayles Small Cap Core Portfolio

7

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

Loomis Sayles Small Cap Core Portfolio

8

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will

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not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

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All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Portfolio’s hedged position should increase. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

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Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

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Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

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Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”),

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whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment

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strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 2000 Index is an unmanaged measure of performance of the 2,000 smallest companies in the Russell 3000 Index.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.90% for the first $500 million of the Portfolio’s average daily net assets and 0.85% for amounts over $500 million. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.82% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and

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sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.44% of the Portfolio’s average daily net assets.

Loomis, Sayles & Company, L.P., has been in the investment management business since 1926. As of December 31, 2017, Loomis Sayles managed approximately $268.1 billion in assets. Loomis Sayles’ address is One Financial Center, Boston, Massachusetts 02111.

John J. Slavik, Mark F. Burns, Joseph R. Gatz and Jeffrey Schwartz are the day-to-day managers of the Portfolio and make the final investment decisions for the Portfolio. Mr. Slavik and Mr. Burns manage the small cap growth portion of the Portfolio. Mr. Gatz and Mr. Schwartz manage the small cap value portion of the Portfolio. All the managers of the Portfolio participate in decisions with respect to the allocation of the Portfolio between small cap growth and small cap value stocks.

Mr. Slavik, a Vice President of Loomis Sayles, joined Loomis Sayles in 2005 and has been a co-manager of the Portfolio since 2005. Mr. Burns, a Vice President of Loomis Sayles, joined Loomis Sayles in 1999 as an investment analyst and has co-managed the Portfolio since 2005. Mr. Gatz, a Vice President of Loomis Sayles, joined Loomis Sayles as a portfolio manager in 1999 and has co-managed the Portfolio since 2000. Mr. Schwartz, a Vice President of Loomis Sayles, joined Loomis Sayles as a portfolio manager in 2012 and has co-managed the portfolio since April 30, 2012.

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Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo

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voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must

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be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

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Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

Loomis Sayles Small Cap Core Portfolio

21

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

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Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets

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23

may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures

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approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Loomis Sayles Small Cap Core Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$270.77	$250.78	$290.12	$322.61	$250.37

Income (Loss) from Investment Operations
Net investment income (a)	0.48	1.15 (b)	1.19	0.91	0.53
Net realized and unrealized gain (loss) on investments	38.81	43.25	(2.32)	8.06	94.94

Total from investment operations	39.29	44.40	(1.13)	8.97	95.47

Less Distributions
Distributions from net investment income	(0.83)	(0.85)	(0.46)	(0.14)	(1.29)
Distributions from net realized capital gains	(18.41)	(23.56)	(37.75)	(41.32)	(21.94)

Total distributions	(19.24)	(24.41)	(38.21)	(41.46)	(23.23)

Net Asset Value, End of Period	$290.82	$270.77	$250.78	$290.12	$322.61

Total Return (%) (c)	15.24	19.27	(1.50)	3.76	41.04

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	0.96	0.96	0.96	0.95
Net ratio of expenses to average net assets (%) (d)	0.89	0.88	0.88	0.88	0.88
Ratio of net investment income to average net assets (%)	0.17	0.47 (b)	0.43	0.31	0.19
Portfolio turnover rate (%)	28	34	36	35	36
Net assets, end of period (in millions)	$275.0	$261.9	$241.5	$269.1	$286.0

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$258.82	$240.67	$280.08	$313.49	$243.89

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.21)	0.51 (b)	0.48	0.18	(0.18)
Net realized and unrealized gain (loss) on investments	37.02	41.37	(2.14)	7.73	92.38

Total from investment operations	36.81	41.88	(1.66)	7.91	92.20

Less Distributions
Distributions from net investment income	(0.19)	(0.17)	0.00	0.00	(0.66)
Distributions from net realized capital gains	(18.41)	(23.56)	(37.75)	(41.32)	(21.94)

Total distributions	(18.60)	(23.73)	(37.75)	(41.32)	(22.60)

Net Asset Value, End of Period	$277.03	$258.82	$240.67	$280.08	$313.49

Total Return (%) (c)	14.96	18.97	(1.74)	3.50	40.68

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.21	1.21	1.21	1.21	1.20
Net ratio of expenses to average net assets (%) (d)	1.14	1.13	1.13	1.13	1.13
Ratio of net investment income (loss) to average net assets (%)	(0.08)	0.22 (b)	0.18	0.06	(0.07)
Portfolio turnover rate (%)	28	34	36	35	36
Net assets, end of period (in millions)	$170.2	$167.5	$157.9	$179.5	$190.1

Please see following page for Financial Highlights footnote legend.

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26

Loomis Sayles Small Cap Core Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$263.82	$244.89	$284.11	$317.10	$246.44

Income (Loss) from Investment Operations
Net investment income (a)	0.05	0.76 (b)	0.76	0.46	0.09
Net realized and unrealized gain (loss) on investments	37.77	42.15	(2.23)	7.87	93.41

Total from investment operations	37.82	42.91	(1.47)	8.33	93.50

Less Distributions
Distributions from net investment income	(0.44)	(0.42)	0.00	0.00	(0.90)
Distributions from net realized capital gains	(18.41)	(23.56)	(37.75)	(41.32)	(21.94)

Total distributions	(18.85)	(23.98)	(37.75)	(41.32)	(22.84)

Net Asset Value, End of Period	$282.79	$263.82	$244.89	$284.11	$317.10

Total Return (%) (c)	15.07	19.09	(1.64)	3.60	40.83

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.11	1.11	1.11	1.11	1.10
Net ratio of expenses to average net assets (%) (d)	1.04	1.03	1.03	1.03	1.03
Ratio of net investment income to average net assets (%)	0.02	0.31 (b)	0.28	0.16	0.03
Portfolio turnover rate (%)	28	34	36	35	36
Net assets, end of period (in millions)	$30.3	$30.9	$29.1	$33.9	$38.3

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.03 per share and 0.01% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Loomis Sayles Small Cap Growth Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Loomis Sayles Small Cap Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital growth.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.07%		0.07%		0.07%

Total Annual Portfolio Operating Expenses	0.97%		1.22%		1.12%
Fee Waiver *	(0.09%	)	(0.09%	)	(0.09%	)

Net Operating Expenses	0.88%		1.13%		1.03%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.85% of the first $100 million of the Portfolio’s average daily net assets and 0.80% of amounts over $100 million. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$90	$301	$530	$1,186
Class B	$116	$380	$665	$1,476
Class E	$106	$349	$611	$1,361

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or “Subadviser”), subadviser to the Portfolio, normally will invest at least 80% of its net assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Growth Index, an index that tracks growth companies included in the Russell 2000® Index, which is composed of 2,000 of the smallest U.S. companies. As of December 31, 2017, the highest capitalization of a company included in the Russell 2000 Growth Index was $9.4 billion. The Portfolio may invest the rest of its assets in companies of any size, including large capitalization companies.

The Portfolio may invest any portion of its assets in securities of U.S. and Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Portfolio may engage in foreign currency transactions, options and futures transactions and other derivative transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Portfolio to incur losses that would not have been incurred had the risk been hedged.

Stock Selection

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that it believes have distinctive products, technologies, or services; dynamic earnings growth; prospects for high levels of profitability; and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

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Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective January 5, 2009, Loomis Sayles became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former subadviser, using principal investment strategies that differed from those described above.

Loomis Sayles Small Cap Growth Portfolio

4

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	4th – 2010	18.39%
Lowest Quarter	4th – 2008	-25.36%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	27.04%	15.62%	9.07%
Class B	26.68%	15.33%	8.80%
Class E	26.74%	15.45%	8.90%
Russell 2000 Growth Index (reflects no deduction for mutual fund fees or expenses)	22.17%	15.21%	9.19%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Loomis, Sayles & Company, L.P., is the subadviser to the Portfolio.

Portfolio Managers.    John J. Slavik, Vice President of Loomis Sayles, and Mark F. Burns, Vice President of Loomis Sayles, are jointly and primarily responsible for the day-to-day management of the Portfolio and have co-managed the Portfolio since 2009.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

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Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

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Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will

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not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also

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may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Portfolio’s hedged position should increase. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the

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counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or

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on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

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Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such

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as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 2000 Growth Index is an unmanaged measure of performance of those Russell 2000 companies (small capitalization companies) that have higher price-to book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.90% for the first $500 million of the Portfolio’s average daily net assets and 0.85% for amounts over $500 million. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.81% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

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BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.47% of the Portfolio’s average daily net assets.

Loomis, Sayles & Company, L.P., has been in the investment management business since 1926. As of December 31, 2017, Loomis Sayles managed approximately $268.1 billion in assets. Loomis Sayles’ address is One Financial Center, Boston, Massachusetts 02111.

John J. Slavik and Mark F. Burns are jointly and primarily responsible for the day-to-day management of the Portfolio and have co-managed the Portfolio since 2009. Mr. Slavik, a Vice President of Loomis Sayles, joined Loomis Sayles in 2005. Mr. Burns, a Vice President of Loomis Sayles, joined Loomis Sayles in 1999 as an investment analyst.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

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YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

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Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

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Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio

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20

distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

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Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own

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22

share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end

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23

management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Loomis Sayles Small Cap Growth Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$12.36	$13.07		$14.70	$16.55	$11.13

Income (Loss) from Investment Operations
Net investment loss (a)	(0.06)	(0.00	)(b)(c)	(0.04)	(0.06)	(0.07)
Net realized and unrealized gain on investments	3.32	0.69		0.47	0.11	5.49

Total from investment operations	3.26	0.69		0.43	0.05	5.42

Less Distributions
Distributions from net realized capital gains	(0.64)	(1.40)		(2.06)	(1.90)	0.00

Total distributions	(0.64)	(1.40)		(2.06)	(1.90)	0.00

Net Asset Value, End of Period	$14.98	$12.36		$13.07	$14.70	$16.55

Total Return (%) (d)	27.04	6.21		1.73	1.22	48.70

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97	0.96		0.95	0.95	0.95
Net ratio of expenses to average net assets (%) (e)	0.88	0.87		0.86	0.86	0.86
Ratio of net investment loss to average net assets (%)	(0.45)	(0.00	)(c)(f)	(0.26)	(0.40)	(0.53)
Portfolio turnover rate (%)	40	53		64	56	58
Net assets, end of period (in millions)	$298.0	$280.6		$310.7	$355.8	$402.4

	Class B
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$11.66	$12.43		$14.11	$16.01	$10.79

Income (Loss) from Investment Operations
Net investment loss (a)	(0.09)	(0.03	)(c)	(0.07)	(0.09)	(0.10)
Net realized and unrealized gain on investments	3.12	0.66		0.45	0.09	5.32

Total from investment operations	3.03	0.63		0.38	0.00	5.22

Less Distributions
Distributions from net realized capital gains	(0.64)	(1.40)		(2.06)	(1.90)	0.00

Total distributions	(0.64)	(1.40)		(2.06)	(1.90)	0.00

Net Asset Value, End of Period	$14.05	$11.66		$12.43	$14.11	$16.01

Total Return (%) (d)	26.68	6.05		1.43	0.94	48.38

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.22	1.21		1.20	1.20	1.20
Net ratio of expenses to average net assets (%) (e)	1.13	1.12		1.11	1.11	1.11
Ratio of net investment loss to average net assets (%)	(0.70)	(0.25	)(c)	(0.51)	(0.65)	(0.77)
Portfolio turnover rate (%)	40	53		64	56	58
Net assets, end of period (in millions)	$66.0	$60.1		$64.2	$71.9	$80.7

Please see following page for Financial Highlights footnote legend.

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Loomis Sayles Small Cap Growth Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$11.97	$12.71		$14.37	$16.25	$10.94

Income (Loss) from Investment Operations
Net investment loss (a)	(0.08)	(0.02	)(c)	(0.06)	(0.08)	(0.09)
Net realized and unrealized gain on investments	3.20	0.68		0.46	0.10	5.40

Total from investment operations	3.12	0.66		0.40	0.02	5.31

Less Distributions
Distributions from net realized capital gains	(0.64)	(1.40)		(2.06)	(1.90)	0.00

Total distributions	(0.64)	(1.40)		(2.06)	(1.90)	0.00

Net Asset Value, End of Period	$14.45	$11.97		$12.71	$14.37	$16.25

Total Return (%) (d)	26.74	6.16		1.55	1.05	48.54

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.12	1.11		1.10	1.10	1.10
Net ratio of expenses to average net assets (%) (e)	1.03	1.02		1.01	1.01	1.01
Ratio of net investment loss to average net assets (%)	(0.60)	(0.15	)(c)	(0.41)	(0.55)	(0.67)
Portfolio turnover rate (%)	40	53		64	56	58
Net assets, end of period (in millions)	$7.3	$6.4		$6.7	$7.4	$8.7

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income (loss) was less than $0.01.

(c)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.

(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(f)	Ratio of net investment income (loss) to average net assets was less than 0.01%.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

MetLife Russell 2000® Index Portfolio

Class A, Class B, Class E and Class G Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

MetLife Russell 2000® Index Portfolio

PORTFOLIO SUMMARY:

Investment Objective

To track the performance of the Russell 2000 Index.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E	Class G
Management Fee	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%	0.30%
Other Expenses	0.06%	0.06%	0.06%	0.06%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Portfolio Operating Expenses	0.32%	0.57%	0.47%	0.62%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$33	$103	$180	$406
Class B	$58	$183	$319	$715
Class E	$48	$151	$264	$593
Class G	$64	$199	$347	$776

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Russell 2000 Index is composed of approximately 2,000 small capitalization companies. MetLife Investment Advisors, LLC (“MLIA” or “Subadviser”), the subadviser to the Portfolio, invests the Portfolio’s assets in a selected stratified sample of the 2,000 stocks included in the Russell 2000 Index. The stocks purchased for the Portfolio are chosen by MLIA to, as a group, reflect the composite performance of the Russell 2000 Index. Although the Portfolio seeks to track the performance of the Russell 2000 Index, its performance usually will not exactly match that of the index because, among other things, the Portfolio incurs operating expenses. The Russell 2000 Index is an unmanaged group of common stocks, and therefore does not incur these expenses. As of December 31, 2017, the highest market capitalization of companies in the Russell 2000 Index was $9.4 billion.

MLIA, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in the Russell 2000 Index. The Portfolio may also invest in real estate investment trusts.

MLIA may rebalance the Portfolio due to, among other things, cash flows into and out of the Portfolio or changes in the Russell 2000 Index.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

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The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Passive Management Risk.    In attempting to track the returns of an index, the Portfolio may be more susceptible to risks than an actively managed portfolio because it generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Sampling Error Risk.    To the extent the Portfolio holds only a subset of the index securities, the Portfolio is subject to the risk that its investment performance may not track that of the index as closely as it would if the Portfolio held every security in the index in the same proportions as the index.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	19.69%
Lowest Quarter	4th – 2008	-25.85%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	14.67%	14.14%	8.69%	—	—
Class B	14.39%	13.86%	8.43%	—	—
Class E	14.50%	13.98%	8.53%	—	—
Class G	14.30%	13.80%	—	15.74%	04-28-09
Russell 2000 Index (reflects no deduction for mutual fund fees or expenses)	14.65%	14.12%	8.71%	—	—

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    MetLife Investment Advisors, LLC, is the subadviser to the Portfolio.

Portfolio Managers.    Stacey Lituchy, CFA, Managing Director, Norman Hu, Director, and Mirsad Usejnoski, Director, are the managers of the Portfolio. Ms. Lituchy has been the senior manager of the Portfolio since 2004. Mr. Hu has been a manager of the Portfolio since 2003. Mr. Usejnoski has been a manager of the Portfolio since 2004.

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Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B, Class E and Class G shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to other mutual funds. The Portfolio in this Prospectus is separate from those mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

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Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Passive Management Risk

A Portfolio that attempts to track the returns of an index may be more susceptible to risks than an actively managed portfolio because a passively managed portfolio generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, fair value pricing, portfolio operating expenses, transaction costs, securities lending activities, net asset value rounding, contributions to and withdrawals from the Portfolio and delays in investing cash.

Sampling Error Risk

The Portfolio attempts to track the returns of an index by holding a subset of the index securities that, when taken together, are expected to perform similarly to the index as a whole. The index securities held by the Portfolio may not perform as expected. Therefore, the Portfolio is subject to the risk that its investment performance may not track that of the index as closely as it would if the Portfolio held every security in the index in the same proportions as the index.

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Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may, at its discretion, sell a portfolio security to take advantage of more attractive investment opportunities, when it no longer meets the criteria used to implement the Portfolio’s investment strategy, when the Portfolio must meet redemptions or for other reasons.

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Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss

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of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and

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impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Index Description

The Russell 2000® Index is an unmanaged measure of performance of the 2,000 smallest companies in the Russell 3000® Index.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to,

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as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.25% of the Portfolio’s average daily net assets. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.25% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

Contractual Fee Waiver

BIA has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.25% of the first $500 million of the Portfolio’s average daily net assets, 0.245% of the next $500 million, 0.24% of the next $1 billion and 0.235% of amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new

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subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.04% of the Portfolio’s average daily net assets.

MetLife Investment Advisors, LLC, is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. MLIA also manages investment assets for certain affiliated companies and other entities. As of December 31, 2017, MLIA managed approximately $13.1 billion in assets for the Trust. MLIA is located at One MetLife Way, Whippany, New Jersey 07981.

Stacey Lituchy, CFA, is the senior manager of the Portfolio. Norman Hu and Mirsad Usejnoski are the managers of the Portfolio. Ms. Lituchy is a Managing Director of MLIA, and Messrs. Hu and Usejnoski are each Directors of MLIA.

Ms. Lituchy has overseen the management of the Portfolio since 2004. She has been associated with MLIA and its affiliates since 2002, including as a Managing Director in the Investments Department of Metropolitan Life Insurance Company (“Metropolitan Life”).

Mr. Hu has been a manager and trader for the Portfolio since 2003. He also assists in all other aspects of portfolio management, including portfolio analysis and daily operations. Mr. Hu has been associated with MLIA and its affiliates since 2003, including as a Director in the Investments Department of Metropolitan Life.

Mr. Usejnoski has been a manager and trader for the Portfolio since 2004. He also assists in all other aspects of portfolio management, including performance attribution, portfolio analysis and daily operations. Mr. Usejnoski has been associated with MLIA and its affiliates since 2003, including as a Director in the Investments Department of Metropolitan Life.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that

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are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply

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to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or

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when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

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Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

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Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

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Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

MetLife Russell 2000 Index Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$20.22	$17.98	$20.11	$19.83	$14.56

Income (Loss) from Investment Operations
Net investment income (a)	0.25	0.25 (b)	0.26	0.24	0.20
Net realized and unrealized gain (loss) on investments	2.61	3.33	(0.98)	0.71	5.33

Total from investment operations	2.86	3.58	(0.72)	0.95	5.53

Less Distributions
Distributions from net investment income	(0.26)	(0.26)	(0.25)	(0.23)	(0.26)
Distributions from net realized capital gains	(0.84)	(1.08)	(1.16)	(0.44)	0.00

Total distributions	(1.10)	(1.34)	(1.41)	(0.67)	(0.26)

Net Asset Value, End of Period	$21.98	$20.22	$17.98	$20.11	$19.83

Total Return (%) (c)	14.67	21.28	(4.27)	5.04	38.55

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.31	0.31	0.31	0.32	0.31
Net ratio of expenses to average net assets (%) (d)	0.31	0.31	0.31	0.31	0.31
Ratio of net investment income to average net assets (%)	1.19	1.40 (b)	1.35	1.26	1.18
Portfolio turnover rate (%)	20	24	27	24	25
Net assets, end of period (in millions)	$541.5	$513.7	$459.0	$488.3	$485.5

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.76	$17.60	$19.71	$19.45	$14.29

Income (Loss) from Investment Operations
Net investment income (a)	0.19	0.20 (b)	0.21	0.19	0.16
Net realized and unrealized gain (loss) on investments	2.55	3.25	(0.96)	0.69	5.23

Total from investment operations	2.74	3.45	(0.75)	0.88	5.39

Less Distributions
Distributions from net investment income	(0.21)	(0.21)	(0.20)	(0.18)	(0.23)
Distributions from net realized capital gains	(0.84)	(1.08)	(1.16)	(0.44)	0.00

Total distributions	(1.05)	(1.29)	(1.36)	(0.62)	(0.23)

Net Asset Value, End of Period	$21.45	$19.76	$17.60	$19.71	$19.45

Total Return (%) (c)	14.39	20.96	(4.49)	4.78	38.18

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.56	0.56	0.56	0.57	0.56
Net ratio of expenses to average net assets (%) (d)	0.56	0.56	0.56	0.56	0.56
Ratio of net investment income to average net assets (%)	0.94	1.15 (b)	1.10	1.01	0.93
Portfolio turnover rate (%)	20	24	27	24	25
Net assets, end of period (in millions)	$259.0	$246.6	$220.8	$240.2	$238.1

Please see following page for Financial Highlights footnote legend.

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MetLife Russell 2000 Index Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$20.10	$17.88	$20.00	$19.72	$14.48

Income (Loss) from Investment Operations
Net investment income (a)	0.21	0.22 (b)	0.23	0.21	0.17
Net realized and unrealized gain (loss) on investments	2.60	3.31	(0.98)	0.71	5.31

Total from investment operations	2.81	3.53	(0.75)	0.92	5.48

Less Distributions
Distributions from net investment income	(0.23)	(0.23)	(0.21)	(0.20)	(0.24)
Distributions from net realized capital gains	(0.84)	(1.08)	(1.16)	(0.44)	0.00

Total distributions	(1.07)	(1.31)	(1.37)	(0.64)	(0.24)

Net Asset Value, End of Period	$21.84	$20.10	$17.88	$20.00	$19.72

Total Return (%) (c)	14.50	21.09	(4.39)	4.91	38.35

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.46	0.46	0.46	0.47	0.46
Net ratio of expenses to average net assets (%) (d)	0.46	0.46	0.46	0.46	0.46
Ratio of net investment income to average net assets (%)	1.04	1.25 (b)	1.19	1.10	1.03
Portfolio turnover rate (%)	20	24	27	24	25
Net assets, end of period (in millions)	$28.6	$27.8	$25.0	$28.7	$30.6

	Class G
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.70	$17.54	$19.65	$19.40	$14.26

Income (Loss) from Investment Operations
Net investment income (a)	0.18	0.19 (b)	0.20	0.18	0.15
Net realized and unrealized gain (loss) on investments	2.54	3.24	(0.96)	0.69	5.22

Total from investment operations	2.72	3.43	(0.76)	0.87	5.37

Less Distributions
Distributions from net investment income	(0.21)	(0.19)	(0.19)	(0.18)	(0.23)
Distributions from net realized capital gains	(0.84)	(1.08)	(1.16)	(0.44)	0.00

Total distributions	(1.05)	(1.27)	(1.35)	(0.62)	(0.23)

Net Asset Value, End of Period	$21.37	$19.70	$17.54	$19.65	$19.40

Total Return (%) (c)	14.30	20.92	(4.54)	4.73	38.12

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.61	0.61	0.61	0.62	0.61
Net ratio of expenses to average net assets (%) (d)	0.61	0.61	0.61	0.61	0.61
Ratio of net investment income to average net assets (%)	0.89	1.10 (b)	1.04	0.96	0.89
Portfolio turnover rate (%)	20	24	27	24	25
Net assets, end of period (in millions)	$155.4	$145.1	$131.0	$144.7	$141.2

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

T. Rowe Price Small Cap Growth Portfolio

Class A, Class B, Class E and Class G Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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T. Rowe Price Small Cap Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital growth.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E	Class G
Management Fee	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%	0.30%
Other Expenses	0.03%	0.03%	0.03%	0.03%

Total Annual Portfolio Operating Expenses	0.50%	0.75%	0.65%	0.80%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$51	$161	$280	$629
Class B	$77	$241	$418	$933
Class E	$67	$209	$363	$812
Class G	$82	$256	$446	$993

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Subadviser”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s net assets in a diversified group of small capitalization companies. T. Rowe Price defines small capitalization companies as those with a market capitalization, at the time of purchase by the Portfolio, within the range of the market capitalization of companies in the MSCI U.S. Small Cap Growth Index. As of December 31, 2017, this included companies with market capitalizations between approximately $79.0 million and $9.4 billion. The market capitalization limits will vary with market fluctuations. The Portfolio may on occasion purchase a stock whose market capitalization exceeds the range, and it will not automatically sell a stock just because the company’s market capitalization has grown beyond the upper end of the range. The Portfolio will seek to invest in a diversified portfolio of securities and the top 25 holdings of the Portfolio will not, under normal circumstances, constitute more than 50% of the Portfolio’s total assets. This diversification should minimize the effects of individual security selection on Portfolio performance. While most assets will be invested in U.S. common stocks, other securities may also be purchased for the Portfolio, including foreign stocks, in keeping with its objective. The Portfolio’s investments in foreign securities will be limited to 10% of total assets. The Portfolio may also invest in investment companies and exchange traded funds.

Stock Selection

The Portfolio employs quantitative models developed by T. Rowe Price to help identify stocks that could be included in the portfolio. Based on these models and fundamental research, the portfolio is typically constructed in a “bottom up” manner which takes into consideration various stock characteristics, such as projected earnings and sales growth rates, valuation, capital allocation, and earnings quality. T. Rowe Price

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also considers portfolio risk characteristics in the process of portfolio construction. Sector allocations are generally in line with those of the MSCI U.S. Small Cap Growth Index, with occasional small overweights or underweights to a particular sector. In building the investment models and adjusting them as needed, the Portfolio draws on T. Rowe Price’s experience in small cap growth investing—quantitative and fundamental research, portfolio strategy, and trading.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or exchange-traded fund, or ETF, involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in

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the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	19.75%
Lowest Quarter	4th – 2008	-25.70%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	22.88%	16.86%	11.91%	—	—
Class B	22.53%	16.57%	11.64%	—	—
Class E	22.70%	16.68%	11.75%	—	—
Class G	22.46%	—	—	11.67%	11-12-14
MSCI U.S. Small Cap Growth Index (reflects no deduction for mutual fund fees or expenses)	21.46%	15.11%	10.03%	—	—

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    T. Rowe Price Associates, Inc., is the subadviser to the Portfolio.

Portfolio Manager.    The Portfolio is managed by a committee chaired since 2006 by Sudhir Nanda, Vice President of T. Rowe Price Group, Inc. Mr. Nanda is primarily responsible for the day-to-day management of the Portfolio.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B, Class E and Class G shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

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Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

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Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will

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not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

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All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Investment Company and Exchange Traded Fund Risk

Investments in open-end and closed-end investment companies and exchange traded funds, or ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Model and Data Risk

Given the complexity of the Portfolio’s investments and strategies, the Portfolio’s Subadviser may rely heavily on quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Portfolio’s Subadviser to, among other things, construct sets of transactions and investments, provide risk management insights and assist in hedging the Portfolio’s investments.

When Models and Data used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. For example, the Portfolio’s Subadviser may in reliance on faulty Models or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the Models that may be used by the Portfolio’s Subadviser may be predictive in nature. Because these predictive Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on the accuracy and reliability of the supplied historical data. In addition, Models that are predictive in nature may, for example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these Models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the Portfolio.

All Models require Data to be inputted into them. If incorrect Data is entered into a Model, the resulting information will be incorrect. As a result, any investment decisions made in reliance on the incorrect output from a Model may not produce the desired results and the

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Portfolio may realize losses. Errors are often extremely difficult to detect and some may go undetected for long periods of time and some may never be detected. The adverse impact caused by these errors can compound over time. Even when Data is correctly inputted into a Model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent

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permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset

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Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In

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addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The MSCI U.S. Small Cap Growth Index represents the growth companies of the MSCI U.S. Small Cap 1750 Index. (The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market).

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance

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Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.55% for the first $100 million of the Portfolio’s average daily net assets, 0.50% for the next $300 million, and 0.45% for amounts over $400 million. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.45% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

Voluntary Fee Waiver

BIA has voluntarily agreed to waive its investment advisory fee by the amount waived by the Portfolio’s subadviser pursuant to a voluntary subadvisory fee waiver. If the current voluntary advisory fee waiver were reflected in the “Annual Portfolio Operating Expenses” table in the “Fees and Expenses of the Portfolio” section of the prospectus, the Portfolio’s Total Annual Portfolio Operating Expenses would have been 0.48% for Class A shares, 0.73% for Class B shares, 0.63% for Class E shares and 0.78% for Class G shares. This voluntary advisory fee waiver is dependent on the satisfaction of certain conditions and may be terminated by BIA at any time. The SAI provides more information about this fee waiver.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in

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reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.25% of the Portfolio’s average daily net assets.

A Maryland corporation, T. Rowe Price Associates, Inc., dates back to 1937. In addition to managing the Portfolio, it provides investment management services to over eight million individual and institutional investor accounts. As of December 31, 2017, T. Rowe Price and its affiliates had assets under management of approximately $991.1 billion. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202.

The Portfolio is managed by an Investment Advisory Committee. Sudhir Nanda, Committee Chairman, and Vice President of T. Rowe Price Group, Inc., has had day-to-day responsibility for management of the Portfolio since he became Chairman in 2006 and works with the Committee in developing and executing the Portfolio’s investment program. Mr. Nanda joined T. Rowe Price in 2000 and has been managing investments since 1998.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees

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are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional

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shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

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In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no

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longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset

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value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on

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the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

T. Rowe Price Small Cap Growth Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016	2015	2014		2013
Net Asset Value, Beginning of Period	$21.41	$22.01	$23.40	$23.77		$17.53

Income (Loss) from Investment Operations
Net investment income (a)	0.05	0.07 (b)	0.07	0.06		0.04
Net realized and unrealized gain on investments	4.70	2.20	0.71	1.35		7.37

Total from investment operations	4.75	2.27	0.78	1.41		7.41

Less Distributions
Distributions from net investment income	(0.08)	(0.06)	(0.03)	(0.00	)(c)	(0.07)
Distributions from net realized capital gains	(1.39)	(2.81)	(2.14)	(1.78)		(1.10)

Total distributions	(1.47)	(2.87)	(2.17)	(1.78)		(1.17)

Net Asset Value, End of Period	$24.69	$21.41	$22.01	$23.40		$23.77

Total Return (%) (d)	22.88	11.74	2.71	6.91		44.55

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.50	0.50	0.50	0.51		0.52
Net ratio of expenses to average net assets (%) (e)	0.48	0.48	0.48	0.48		0.49
Ratio of net investment income to average net assets (%)	0.20	0.36 (b)	0.28	0.25		0.21
Portfolio turnover rate (%)	22	22	27	25		29
Net assets, end of period (in millions)	$1,011.9	$880.8	$863.6	$938.5		$714.2

	Class B
	Year ended December 31,
	2017	2016	2015	2014		2013
Net Asset Value, Beginning of Period	$20.11	$20.84	$22.28	$22.77		$16.84

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	0.02 (b)	0.01	(0.00	)(f)	(0.01)
Net realized and unrealized gain on investments	4.40	2.07	0.69	1.29		7.07

Total from investment operations	4.39	2.09	0.70	1.29		7.06

Less Distributions
Distributions from net investment income	(0.02)	(0.01)	0.00	0.00		(0.03)
Distributions from net realized capital gains	(1.39)	(2.81)	(2.14)	(1.78)		(1.10)

Total distributions	(1.41)	(2.82)	(2.14)	(1.78)		(1.13)

Net Asset Value, End of Period	$23.09	$20.11	$20.84	$22.28		$22.77

Total Return (%) (d)	22.53	11.48	2.46	6.65		44.17

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75	0.75	0.75	0.76		0.77
Net ratio of expenses to average net assets (%) (e)	0.73	0.73	0.73	0.73		0.74
Ratio of net investment income (loss) to average net assets (%)	(0.05)	0.11 (b)	0.03	(0.01)		(0.05)
Portfolio turnover rate (%)	22	22	27	25		29
Net assets, end of period (in millions)	$425.8	$384.7	$373.4	$369.6		$373.6
Please see following page for Financial Highlights footnote legend.

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25

T. Rowe Price Small Cap Growth Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017		2016	2015	2014		2013
Net Asset Value, Beginning of Period	$20.54		$21.23	$22.63	$23.09		$17.06

Income (Loss) from Investment Operations
Net investment income (a)	0.01		0.04 (b)	0.03	0.02		0.01
Net realized and unrealized gain on investments	4.49		2.11	0.71	1.30		7.16

Total from investment operations	4.50		2.15	0.74	1.32		7.17

Less Distributions
Distributions from net investment income	(0.04)		(0.03)	0.00	0.00		(0.04)
Distributions from net realized capital gains	(1.39)		(2.81)	(2.14)	(1.78)		(1.10)

Total distributions	(1.43)		(2.84)	(2.14)	(1.78)		(1.14)

Net Asset Value, End of Period	$23.61		$20.54	$21.23	$22.63		$23.09

Total Return (%) (d)	22.70		11.55	2.61	6.69		44.32

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65		0.65	0.65	0.66		0.67
Net ratio of expenses to average net assets (%) (e)	0.63		0.63	0.63	0.63		0.64
Ratio of net investment income to average net assets (%)	0.05		0.21 (b)	0.12	0.09		0.05
Portfolio turnover rate (%)	22		22	27	25		29
Net assets, end of period (in millions)	$17.8		$15.8	$16.9	$17.1		$18.8

	Class G
	Year ended December 31,
	2017		2016	2015	2014(g)
Net Asset Value, Beginning of Period	$19.49		$20.34	$21.78	$21.49

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)		0.02 (b)	(0.01)	0.01
Net realized and unrealized gain on investments	4.25		1.94	0.71	0.28

Total from investment operations	4.23		1.96	0.70	0.29

Less Distributions
Distributions from net investment income	(0.00	)(c)	0.00	0.00	0.00
Distributions from net realized capital gains	(1.39)		(2.81)	(2.14)	0.00

Total distributions	(1.39)		(2.81)	(2.14)	0.00

Net Asset Value, End of Period	$22.33		$19.49	$20.34	$21.78

Total Return (%) (d)	22.46		11.14	2.51	1.35	(h)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80		0.80	0.80	0.83	(i)
Net ratio of expenses to average net assets (%) (e)	0.78		0.78	0.78	0.81	(i)
Ratio of net investment income (loss) to average net assets (%)	(0.10)		0.08 (b)	(0.06)	0.40	(i)
Portfolio turnover rate (%)	22		22	27	25
Net assets, end of period (in millions)	$3.7		$2.9	$1.2	$0.0	(j)

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.

(c)	Distributions from net investment income were less than $0.01.

(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(f)	Net investment loss was less than $0.01.

(g)	Commencement of operations was November 12, 2014.

(h)	Periods less than one year are not computed on an annualized basis.

(i)	Computed on an annualized basis.

(j)	Net assets, end of period rounds to less than $0.1 million.

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26

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Baillie Gifford International Stock Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Baillie Gifford International Stock Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.79%		0.79%		0.79%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.06%		0.06%		0.06%

Total Annual Portfolio Operating Expenses	0.85%		1.10%		1.00%
Fee Waiver *	(0.12%	)	(0.12%	)	(0.12%	)

Net Operating Expenses	0.73%		0.98%		0.88%

*	Brighthouse Investment Advisers, LLC has contractually agreed for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.86% of the first $156.25 million of the Portfolio’s average daily net assets, 0.78% of the next $243.75 million, 0.68% of the next $500 million, 0.65% of the next $100 million and 0.60% of amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$75	$260	$461	$1,041
Class B	$100	$340	$597	$1,335
Class E	$90	$308	$543	$1,218

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Baillie Gifford Overseas Limited (“Baillie Gifford” or “Subadviser”), subadviser to the Portfolio, normally invests the Portfolio’s assets primarily in non-U.S. securities. The Portfolio normally invests at least 80% of its net assets in stocks. Stocks include common stocks and preferred stocks. The Portfolio typically invests in companies with a minimum market capitalization of $1 billion. The Portfolio normally invests in at least four different countries and at least 65% of its total assets in no fewer than three different countries outside the U.S. The Portfolio may make significant investments in securities of emerging market issuers, and the percentage of the Portfolio invested in emerging market issuers may exceed, under normal circumstances, the percentage of the MSCI All Country World ex-U.S. Index (the “Index”) represented by emerging market issuers by up to 15 percentage points. For example, if securities of emerging market issuers represent 25% of the value of the Index, the Portfolio could, under normal circumstances, invest up to 40% of its total assets in securities of emerging market issuers.

The Portfolio may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), mutual funds, exchange-traded funds (“ETFs”), forward commitments, and when-issued and delayed delivery securities.

3

The Portfolio may invest in derivatives for hedging purposes. For example, the Portfolio intends to invest in securities denominated in the currencies of a variety of countries and in securities denominated in multinational currencies such as the Euro. Baillie Gifford may from time to time seek to reduce foreign currency risk by using derivatives to hedge some or all of the Portfolio’s foreign currency exposure back into the U.S. dollar.

Stock Selection

Baillie Gifford’s investment philosophy is to make long term investments in well-managed businesses which enjoy sustainable, competitive advantages. The aim is to select stocks for the Portfolio that can sustain above average growth in earnings and cash flow. Asset allocation is therefore the result of individual stock selection decisions. Baillie Gifford believes understanding the long-term available opportunity and competitive advantage of companies is more important than short-term economic indicators. Baillie Gifford gains an in-depth knowledge of individual companies through fundamental in-house analysis in order to develop a view about their prospects. This view is compared to that of the consensus, and any discrepancies present an opportunity to add value in the Portfolio.

Research is organized primarily by geography, but Baillie Gifford also has a number of global sector specialists. For every investment under consideration, Baillie Gifford considers three aspects—the opportunity available to the company, its ability to execute on that opportunity and the valuation of the business. Considerations include the growth rates and structure of the industry in which a company operates and any enduring barriers to entry or cost advantages, whether the company finances growth from internally generated cash flow and management’s approach to capital allocation and shareholders, and the extent to which the market might already appreciate these strengths.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Baillie Gifford International Stock Portfolio

4

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or exchange-traded fund, or ETF, involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective February 1, 2012, Baillie Gifford became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former subadvisers, using principal investment strategies that differed from those described above.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	19.99%
Lowest Quarter	3rd – 2011	-23.95%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	35.15%	9.34%	0.92%
Class B	34.89%	9.06%	0.66%
Class E	34.92%	9.17%	0.77%
MSCI All Country World ex-U.S. Index (reflects no deduction for mutual fund fees or expenses)	27.19%	6.80%	1.84%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Baillie Gifford Overseas Limited is the subadviser to the Portfolio.

Portfolio Managers.    Angus Franklin, Partner, and Jonathan Bates, Partner, have been jointly and primarily responsible for the day-to-day management of the Portfolio since 2012.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies

Baillie Gifford International Stock Portfolio

5

affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Baillie Gifford International Stock Portfolio

6

UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

Baillie Gifford International Stock Portfolio

7

Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

Baillie Gifford International Stock Portfolio

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

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Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well.

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Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose withholding and other taxes, some of which may be confiscatory, on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries. Many emerging market countries are heavily dependent on international trade and have fewer trading partners than developed countries, which makes them more sensitive to world commodity prices and economic downturns in other countries.

The fiscal and monetary policies of emerging market countries may result in sudden or high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be

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susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Portfolio’s hedged position should increase. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions,

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which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Investment Company and Exchange Traded Fund Risk

Investments in open-end and closed-end investment companies and exchange traded funds, or ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

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Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent -event, such as approval of a merger, corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause

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the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on

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other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk

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management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The MSCI All Country World ex-U.S. Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio.

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Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.86% for the first $500 million of the Portfolio’s average daily net assets, 0.80% for the next $500 million, and 0.75% for amounts over $1 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.67% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January  1, 2017 to December 31, 2017.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017,

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BIA paid to the Subadviser an investment subadvisory fee of 0.31% of the Portfolio’s average daily net assets.

Baillie Gifford Overseas Limited is a wholly-owned subsidiary of Baillie Gifford & Co., a Scottish investment company. Founded in 1908, Baillie, Gifford & Co. manages money primarily for institutional clients. It is one of the largest independently owned investment management firms in the United Kingdom. The principal address of Baillie Gifford is Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland. Baillie Gifford & Co, Baillie Gifford Overseas and their affiliates are referred to as the “Baillie Gifford Group.” As of December 31, 2017, the Baillie Gifford Group had assets under management of over $242.9 billion.

The Portfolio is managed by a Portfolio Construction Group consisting of a range of experienced investment managers. The lead managers, who are primarily responsible for the management of the Portfolio, are Angus Franklin and Jonathan Bates.

Mr. Franklin qualified as a Chartered Accountant in 1992 and joined Baillie Gifford in 1994. Since then Mr. Franklin has worked as a portfolio manager in the UK, Emerging Markets and European Investment Teams. He now works full time conducting research for the Portfolio Construction Group. Mr. Franklin became a Partner in 2012 and chairs the firm’s Investment Management Group.

Mr. Bates joined Baillie Gifford in 1993 and was a Portfolio Manager in the North American Investment Team until 2011. He now works full time conducting research for the Portfolio Construction Group. Mr. Bates became a Partner in 2005.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the

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Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and

Baillie Gifford International Stock Portfolio

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distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

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In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an

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23

event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are

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typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as

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obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Baillie Gifford International Stock Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$10.06	$9.71		$10.07	$10.54	$9.28

Income (Loss) from Investment Operations
Net investment income (a)	0.15	0.15	(b)	0.16	0.16	0.16
Net realized and unrealized gain (loss) on investments	3.37	0.36		(0.34)	(0.48)	1.26

Total from investment operations	3.52	0.51		(0.18)	(0.32)	1.42

Less Distributions
Distributions from net investment income	(0.15)	(0.16)		(0.18)	(0.15)	(0.16)

Total distributions	(0.15)	(0.16)		(0.18)	(0.15)	(0.16)

Net Asset Value, End of Period	$13.43	$10.06		$9.71	$10.07	$10.54

Total Return (%) (c)	35.15	5.38		(1.97)	(3.10)	15.54

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85	0.85		0.87	0.87	0.87
Net ratio of expenses to average net assets (%) (d)	0.73	0.73		0.74	0.75	0.77
Ratio of net investment income to average net assets (%)	1.24	1.49	(b)	1.56	1.58	1.70
Portfolio turnover rate (%)	8	11		12	8	19
Net assets, end of period (in millions)	$1,469.7	$1,315.2		$1,361.8	$1,490.0	$1,680.7

	Class B
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$9.90	$9.56		$9.91	$10.38	$9.15

Income (Loss) from Investment Operations
Net investment income (a)	0.12	0.12	(b)	0.13	0.14	0.13 (e)
Net realized and unrealized gain (loss) on investments	3.32	0.35		(0.33)	(0.48)	1.23

Total from investment operations	3.44	0.47		(0.20)	(0.34)	1.36

Less Distributions
Distributions from net investment income	(0.12)	(0.13)		(0.15)	(0.13)	(0.13)

Total distributions	(0.12)	(0.13)		(0.15)	(0.13)	(0.13)

Net Asset Value, End of Period	$13.22	$9.90		$9.56	$9.91	$10.38

Total Return (%) (c)	34.89	5.05		(2.17)	(3.34)	15.14

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.10	1.10		1.12	1.12	1.13
Net ratio of expenses to average net assets (%) (d)	0.98	0.98		0.99	1.00	1.03
Ratio of net investment income to average net assets (%)	0.99	1.25	(b)	1.31	1.32	1.34 (e)
Portfolio turnover rate (%)	8	11		12	8	19
Net assets, end of period (in millions)	$356.7	$318.6		$336.0	$387.3	$434.8

Please see following page for Financial Highlights footnote legend.

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Baillie Gifford International Stock Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$9.96	$9.61		$9.97	$10.43	$9.19

Income (Loss) from Investment Operations
Net investment income (a)	0.13	0.13	(b)	0.14	0.15	0.15
Net realized and unrealized gain (loss) on investments	3.33	0.36		(0.34)	(0.48)	1.23

Total from investment operations	3.46	0.49		(0.20)	(0.33)	1.38

Less Distributions
Distributions from net investment income	(0.13)	(0.14)		(0.16)	(0.13)	(0.14)

Total distributions	(0.13)	(0.14)		(0.16)	(0.13)	(0.14)

Net Asset Value, End of Period	$13.29	$9.96		$9.61	$9.97	$10.43

Total Return (%) (c)	34.92	5.24		(2.15)	(3.19)	15.30

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00	1.00		1.02	1.02	1.02
Net ratio of expenses to average net assets (%) (d)	0.88	0.88		0.89	0.90	0.92
Ratio of net investment income to average net assets (%)	1.08	1.34	(b)	1.42	1.43	1.56
Portfolio turnover rate (%)	8	11		12	8	19
Net assets, end of period (in millions)	$21.9	$18.6		$19.8	$22.8	$26.8

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.05% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(e)	Net investment income per share and the ratio of net investment income to average net assets for Class B during 2013 were impacted by the timing of dividends received from the Portfolio’s investments and the assets received through a merger with the Met Investors Series Trust American Funds International Portfolio.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Brighthouse/Dimensional International Small Company Portfolio

Class A and Class B Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Brighthouse/Dimensional International Small Company Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B
Management Fee	0.81%		0.81%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses	0.11%		0.11%

Total Annual Portfolio Operating Expenses	0.92%		1.17%
Fee Waiver *	(0.01%	)	(0.01%	)

Net Operating Expenses	0.91%		1.16%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.80% of the Portfolio’s average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$93	$294	$510	$1,134
Class B	$119	$373	$646	$1,426

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Dimensional Fund Advisors LP (“Dimensional” or “Subadviser”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s net assets in securities of small companies. The Portfolio primarily invests in equity securities of non-U.S. small companies in developed markets. Dimensional defines a company as small on a country- or region-specific basis, considering a company’s market capitalization relative to the size of other companies in the same country or region.

In selecting equity investments, Dimensional first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in that country or region. This threshold will vary by country or region and over time within the same country or region due to market conditions. Based on market capitalization data as of December 31, 2017, the maximum market capitalization of companies eligible for purchase by the Portfolio would be approximately $7.0 billion.

As of April 5, 2018, the Investment Committee of Dimensional (further described in “Additional Information about Management—The Subadviser” in the Prospectus) has determined that the Portfolio may invest in the stocks of small companies associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand,

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Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”).

Dimensional will determine whether and when to invest in countries that have been authorized as Approved Markets, depending on a number of factors, such as asset growth in the Portfolio and the characteristics of each country’s markets. The Investment Committee may designate other countries as Approved Markets for investment in the future or it may remove countries from the list of Approved Markets. In addition, the Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

The Portfolio invests in securities associated with Approved Markets listed on securities exchanges or traded in the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or may be listed on securities exchanges in more than one country.

The Portfolio also may purchase or sell derivatives, such as futures contracts and options on futures contracts, for hedging purposes, to gain investment exposure or manage its liquidity. The Portfolio may enter into futures contracts on foreign or U.S. equity securities and indices. The Portfolio may also utilize currency-related transactions, such as forward foreign currency exchange contracts, for investment purposes, including to manage its foreign currency positions and in connection with the settlement of an investment.

Stock Selection

Market capitalization weighting is used to determine individual security weights and, where applicable, country or region weights. In market capitalization weighting, each security is generally purchased based on the issuer’s relative market capitalization. However, market capitalization weighting may be modified by Dimensional for a variety of reasons. Dimensional may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as the free float of companies, momentum, trading strategies, liquidity, and profitability, as well as other factors determined to be appropriate by Dimensional given market conditions. In assessing profitability, Dimensional may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Portfolio may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of the assets of the Portfolio. Dimensional may exclude the stock of a company that meets applicable market capitalization criteria if Dimensional determines, in its judgment, that purchasing it would be inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country or region weights may be based on the total market capitalization of companies within each country. However, country or region weights may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the Portfolio. In addition, to seek a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of the Portfolio. Country weights may also vary due to general day-to-day trading patterns and price movements. The weighting of countries will likely vary from their weighting in published international indices. Also, deviation from market-cap weights may result from holding securities from countries that are no longer authorized for future investments by the Portfolio.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic

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conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	33.59%
Lowest Quarter	3rd – 2011	-19.46%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception	Inception Date
Class A	30.82%	11.97%	13.22%	10-31-08
Class B	30.45%	11.69%	12.93%	10-31-08
MSCI World ex-U.S. Small Cap Index (reflects no deduction for mutual fund fees or expenses)	31.04%	11.37%	13.66%	—

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Dimensional Fund Advisors LP is the subadviser to the Portfolio.

Portfolio Managers.    The Portfolio is managed using a team that includes an Investment Committee, portfolio managers and trading personnel. The following members of the Investment Committee have coordinated the efforts of the team with respect to the day-to-day management of the Portfolio since the years indicated: Joseph H. Chi, Senior Portfolio Manager, Vice President of Dimensional and Chairman of the Investment Committee (2010),

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Jed S. Fogdall, Senior Portfolio Manager and Vice President of Dimensional (2010), Arun Keswani, Senior Portfolio Manager and Vice President of Dimensional (2016), and Bhanu P. Singh, Senior Portfolio Manager and Vice President of Dimensional (2016).

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s

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return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

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Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of

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foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

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When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Portfolio’s hedged position should increase. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may, at its discretion, sell a portfolio security to take advantage of more attractive investment opportunities, when it no longer meets the criteria used to implement the Portfolio’s investment strategy, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the

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principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business

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functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The MSCI World ex-U.S. Small Cap Index is an unmanaged index that measures the performance of stocks with market capitalizations between US $200 million and $800 million across developed markets, excluding the United States.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.85% for the first $100 million of the Portfolio’s average daily net assets and 0.80% for amounts over $100 million. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.80% of the Portfolio’s average daily net assets.

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A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.50% of the Portfolio’s average daily net assets.

Dimensional Fund Advisors LP has been an investment adviser since 1981. As of December 31, 2017, Dimensional, along with its affiliated advisors, managed approximately $577 billion in assets. Dimensional is located at 6300 Bee Cave Road, Building One, Austin, TX 78746.

The Portfolio is managed using a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus, the Investment Committee has twelve members. Dimensional’s investment strategies for the Portfolio are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment-related

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policies and procedures employed by Dimensional and approves any changes in regards to authorized countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio based on the parameters established by the Investment Committee. Since 2010, Joseph H. Chi and Jed S. Fogdall; and since 2016, Arun Keswani and Bhanu P. Singh have coordinated the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio.

Mr. Chi, Co-Head of Portfolio Management, is a Senior Portfolio Manager and Vice President of Dimensional and Chairman of the Investment Committee. Mr. Chi joined Dimensional in 2005 and has been responsible for most of Dimensional’s international portfolios since 2010.

Mr. Fogdall, Co-Head of Portfolio Management, is a Senior Portfolio Manager and Vice President of Dimensional and is a member of the Investment Committee. Mr. Fogdall joined Dimensional in 2004 and has been responsible for most of Dimensional’s international portfolios since 2010.

Mr. Keswani is a Senior Portfolio Manager and Vice President of Dimensional. Mr. Keswani joined Dimensional in 2011 and has been a portfolio manager since 2013.

Mr. Singh is a Senior Portfolio Manager and Vice President of Dimensional. Mr. Singh joined Dimensional originally in 2003, has been a portfolio manager since 2012 and has been responsible for the international portfolios since 2015.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment

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for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply

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to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or

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when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

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Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current

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market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

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Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Brighthouse/Dimensional International Small Company Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$12.57	$12.97		$14.84	$16.83	$13.85

Income (Loss) from Investment Operations
Net investment income (a)	0.22	0.28	(b)	0.25	0.26	0.28
Net realized and unrealized gain (loss) on investments	3.52	0.44		0.78	(1.28)	3.42

Total from investment operations	3.74	0.72		1.03	(1.02)	3.70

Less Distributions
Distributions from net investment income	(0.32)	(0.29)		(0.31)	(0.38)	(0.30)
Distributions from net realized capital gains	(0.67)	(0.83)		(2.59)	(0.59)	(0.42)

Total distributions	(0.99)	(1.12)		(2.90)	(0.97)	(0.72)

Net Asset Value, End of Period	$15.32	$12.57		$12.97	$14.84	$16.83

Total Return (%) (c)	30.82	6.00	(d)	6.08	(6.50)	27.94

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92	0.93		0.95	0.98	0.95
Net ratio of expenses to average net assets (%) (e)	0.91	0.92		0.94	0.97	0.94
Ratio of net investment income to average net assets (%)	1.56	2.26	(b)	1.78	1.58	1.86
Portfolio turnover rate (%)	5	8		12	10	12
Net assets, end of period (in millions)	$647.6	$585.6		$604.2	$606.4	$913.3

	Class B
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$12.50	$12.89		$14.77	$16.75	$13.79

Income (Loss) from Investment Operations
Net investment income (a)	0.18	0.25	(b)	0.21	0.21	0.24
Net realized and unrealized gain (loss) on investments	3.50	0.44		0.77	(1.26)	3.41

Total from investment operations	3.68	0.69		0.98	(1.05)	3.65

Less Distributions
Distributions from net investment income	(0.29)	(0.25)		(0.27)	(0.34)	(0.27)
Distributions from net realized capital gains	(0.67)	(0.83)		(2.59)	(0.59)	(0.42)

Total distributions	(0.96)	(1.08)		(2.86)	(0.93)	(0.69)

Net Asset Value, End of Period	$15.22	$12.50		$12.89	$14.77	$16.75

Total Return (%) (c)	30.45	5.83	(d)	5.76	(6.69)	27.60

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.17	1.18		1.20	1.23	1.20
Net ratio of expenses to average net assets (%) (e)	1.16	1.17		1.19	1.22	1.19
Ratio of net investment income to average net assets (%)	1.29	2.01	(b)	1.50	1.32	1.58
Portfolio turnover rate (%)	5	8		12	10	12
Net assets, end of period (in millions)	$93.5	$76.3		$81.2	$74.5	$81.1

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.02 per share and 0.14% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the impact of the non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which enhanced the performance of the Portfolio. Excluding this item, total return would have been 5.91% for Class A and 5.66% for Class B.

(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

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26

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

MetLife MSCI EAFE® Index Portfolio

Class A, Class B, Class E and Class G Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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MetLife MSCI EAFE® Index Portfolio

PORTFOLIO SUMMARY:

Investment Objective

To track the performance of the MSCI EAFE Index.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E	Class G
Management Fee	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%	0.30%
Other Expenses	0.07%	0.07%	0.07%	0.07%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Portfolio Operating Expenses	0.38%	0.63%	0.53%	0.68%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$39	$122	$214	$481
Class B	$65	$202	$352	$788
Class E	$54	$170	$297	$666
Class G	$70	$218	$380	$849

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The MSCI EAFE Index (also known as the MSCI Europe, Australasia and Far East Index) is an index containing approximately 1,000 securities of companies of varying capitalizations in developed countries outside the United States. MetLife Investment Advisors, LLC (“MLIA” or “Subadviser”), the subadviser to the Portfolio, invests the Portfolio’s assets in a selected stratified sample of the approximately 1,000 stocks included in the MSCI EAFE Index. The stocks purchased for the Portfolio are chosen by MLIA to, as a group, reflect the composite performance of the MSCI EAFE Index. Although the Portfolio seeks to track the performance of the MSCI EAFE Index, its performance usually will not exactly match that of the index because, among other things, the Portfolio incurs operating expenses. The MSCI EAFE Index is an unmanaged group of common stocks, and therefore does not incur these expenses. As of December 31, 2017, the market capitalizations of companies in the MSCI EAFE Index ranged from $2.4 billion to $267.6 billion. As of December 31, 2017, countries included in the MSCI EAFE Index were Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MLIA, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in the MSCI EAFE Index. The Portfolio also may invest in real estate investment trusts.

MLIA may rebalance the Portfolio due to, among other things, cash flows into and out of the Portfolio or changes in the MSCI EAFE Index.

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Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Passive Management Risk.    In attempting to track the returns of an index, the Portfolio may be more susceptible to risks than an actively managed portfolio because it generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Sampling Error Risk.    To the extent the Portfolio holds only a subset of the index securities, the Portfolio is subject to the risk that its investment performance may not track that of the index as closely as it would if the Portfolio held every security in the index in the same proportions as the index.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	24.62%
Lowest Quarter	3rd – 2011	-20.11%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	24.90%	7.48%	1.82%	—	—
Class B	24.60%	7.19%	1.56%	—	—
Class E	24.78%	7.31%	1.67%	—	—
Class G	24.54%	7.14%	—	9.50%	04-28-09
MSCI EAFE Index (reflects no deduction for mutual fund fees or expenses)	25.03%	7.90%	1.94%	—	—

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    MetLife Investment Advisors, LLC is the subadviser to the Portfolio.

Portfolio Managers.    Stacey Lituchy, CFA, Managing Director, Norman Hu, Director, and Mirsad Usejnoski, Director, are the managers of the Portfolio. Ms. Lituchy

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4

has been the senior manager of the Portfolio since 2004. Mr. Hu has been a manager of the Portfolio since 2003. Mr. Usejnoski has been a manager of the Portfolio since 2004.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

MetLife MSCI EAFE® Index Portfolio

5

UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B, Class E and Class G shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to other mutual funds. The Portfolio in this Prospectus is separate from those mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s

MetLife MSCI EAFE® Index Portfolio

6

return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

MetLife MSCI EAFE® Index Portfolio

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

MetLife MSCI EAFE® Index Portfolio

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Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse

MetLife MSCI EAFE® Index Portfolio

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and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Passive Management Risk

A Portfolio that attempts to track the returns of an index may be more susceptible to risks than an actively managed portfolio because a passively managed portfolio generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, fair value pricing, portfolio operating expenses, transaction costs, securities lending activities, net asset value rounding, contributions to and withdrawals from the Portfolio and delays in investing cash.

Sampling Error Risk

The Portfolio attempts to track the returns of an index by holding a subset of the index securities that, when taken together, are expected to perform similarly to the index as a whole. The index securities held by the Portfolio may not perform as expected. Therefore, the Portfolio is subject to the risk that its investment performance may not track that of the index as closely as it would if the Portfolio held every security in the index in the same proportions as the index.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may, at its discretion, sell a portfolio security to take advantage of more attractive investment opportunities, when it no longer meets the criteria used to implement the Portfolio’s investment strategy, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the

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principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business

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functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

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Index Description

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.30% of the Portfolio’s average daily net assets. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.30% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

Contractual Fee Waiver

BIA has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.30% of the first $500 million of the Portfolio’s average daily net assets, 0.295% of the next $500 million, 0.29% of the next $1 billion and 0.285% of amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

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The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.04% of the Portfolio’s average daily net assets.

MetLife Investment Advisors, LLC, is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. MLIA also manages investment assets for certain affiliated companies and other entities. As of December 31, 2017, MLIA managed approximately $13.1 billion in assets for the Trust. MLIA is located at One MetLife Way, Whippany, New Jersey 07981.

Stacey Lituchy, CFA, is the senior manager of the Portfolio. Norman Hu and Mirsad Usejnoski are the managers of the Portfolio. Ms. Lituchy is a Managing Director of MLIA, and Messrs. Hu and Usejnoski are each Directors of MLIA.

Ms. Lituchy has overseen the management of the Portfolio since 2004. She has been associated with MLIA and its affiliates since 2002, including as a Managing Director in the Investments Department of Metropolitan Life Insurance Company (“Metropolitan Life”).

Mr. Hu has been a manager and trader for the Portfolio since 2003. He also assists in all other aspects of portfolio management, including portfolio analysis and daily operations. Mr. Hu has been associated with MLIA and its affiliates since 2003, including as a Director in the Investments Department of Metropolitan Life.

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Mr. Usejnoski has been a manager and trader for the Portfolio since 2004. He also assists in all other aspects of portfolio management, including performance attribution, portfolio analysis and daily operations. Mr. Usejnoski has been associated with MLIA and its affiliates since 2003, including as a Director in the Investments Department of Metropolitan Life.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the

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Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

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Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”).

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Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial

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intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

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Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if

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there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

MetLife MSCI EAFE® Index Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.97	$12.14	$12.67	$13.83	$11.72

Income (Loss) from Investment Operations
Net investment income (a)	0.35	0.34 (b)	0.34	0.45	0.35
Net realized and unrealized gain (loss) on investments	2.60	(0.20)	(0.45)	(1.26)	2.15

Total from investment operations	2.95	0.14	(0.11)	(0.81)	2.50

Less Distributions
Distributions from net investment income	(0.37)	(0.31)	(0.42)	(0.35)	(0.39)

Total distributions	(0.37)	(0.31)	(0.42)	(0.35)	(0.39)

Net Asset Value, End of Period	$14.55	$11.97	$12.14	$12.67	$13.83

Total Return (%) (c)	24.90	1.34	(1.09)	(6.00)	21.86

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.37	0.38	0.40	0.40	0.40
Net ratio of expenses to average net assets (%) (d)	0.37	0.38	0.40	0.40	0.40
Ratio of net investment income to average net assets (%)	2.59	2.93 (b)	2.59	3.34	2.76
Portfolio turnover rate (%)	12	12	9	9	10
Net assets, end of period (in millions)	$578.2	$498.7	$464.9	$430.0	$394.5

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.73	$11.91	$12.43	$13.58	$11.52

Income (Loss) from Investment Operations
Net investment income (a)	0.31	0.31 (b)	0.30	0.42	0.31
Net realized and unrealized gain (loss) on investments	2.54	(0.21)	(0.43)	(1.25)	2.11

Total from investment operations	2.85	0.10	(0.13)	(0.83)	2.42

Less Distributions
Distributions from net investment income	(0.33)	(0.28)	(0.39)	(0.32)	(0.36)

Total distributions	(0.33)	(0.28)	(0.39)	(0.32)	(0.36)

Net Asset Value, End of Period	$14.25	$11.73	$11.91	$12.43	$13.58

Total Return (%) (c)	24.60	1.00	(1.28)	(6.27)	21.52

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62	0.63	0.65	0.65	0.65
Net ratio of expenses to average net assets (%) (d)	0.62	0.63	0.65	0.65	0.65
Ratio of net investment income to average net assets (%)	2.36	2.69 (b)	2.37	3.14	2.55
Portfolio turnover rate (%)	12	12	9	9	10
Net assets, end of period (in millions)	$418.0	$390.7	$394.0	$405.3	$422.9

Please see following page for Financial Highlights footnote legend.

MetLife MSCI EAFE® Index Portfolio

24

MetLife MSCI EAFE® Index Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.90	$12.08	$12.60	$13.75	$11.66

Income (Loss) from Investment Operations
Net investment income (a)	0.33	0.33 (b)	0.32	0.44	0.33
Net realized and unrealized gain (loss) on investments	2.59	(0.22)	(0.44)	(1.26)	2.13

Total from investment operations	2.92	0.11	(0.12)	(0.82)	2.46

Less Distributions
Distributions from net investment income	(0.35)	(0.29)	(0.40)	(0.33)	(0.37)

Total distributions	(0.35)	(0.29)	(0.40)	(0.33)	(0.37)

Net Asset Value, End of Period	$14.47	$11.90	$12.08	$12.60	$13.75

Total Return (%) (c)	24.78	1.08	(1.18)	(6.11)	21.62

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52	0.53	0.55	0.55	0.55
Net ratio of expenses to average net assets (%) (d)	0.52	0.53	0.55	0.55	0.55
Ratio of net investment income to average net assets (%)	2.46	2.80 (b)	2.48	3.26	2.66
Portfolio turnover rate (%)	12	12	9	9	10
Net assets, end of period (in millions)	$31.3	$29.6	$31.3	$34.3	$38.9

	Class G
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.66	$11.84	$12.36	$13.51	$11.47

Income (Loss) from Investment Operations
Net investment income (a)	0.30	0.30 (b)	0.29	0.41	0.31
Net realized and unrealized gain (loss) on investments	2.53	(0.20)	(0.42)	(1.25)	2.09

Total from investment operations	2.83	0.10	(0.13)	(0.84)	2.40

Less Distributions
Distributions from net investment income	(0.33)	(0.28)	(0.39)	(0.31)	(0.36)

Total distributions	(0.33)	(0.28)	(0.39)	(0.31)	(0.36)

Net Asset Value, End of Period	$14.16	$11.66	$11.84	$12.36	$13.51

Total Return (%) (c)	24.54	0.97	(1.31)	(6.33)	21.44

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67	0.68	0.70	0.70	0.70
Net ratio of expenses to average net assets (%) (d)	0.67	0.68	0.70	0.70	0.70
Ratio of net investment income to average net assets (%)	2.29	2.63 (b)	2.32	3.10	2.49
Portfolio turnover rate (%)	12	12	9	9	10
Net assets, end of period (in millions)	$116.3	$98.6	$93.1	$90.7	$99.3

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.04% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

MetLife MSCI EAFE® Index Portfolio

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

VanEck Global Natural Resources Portfolio

Class A and Class B Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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VanEck Global Natural Resources Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Long-term capital appreciation with income as a secondary consideration.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B
Management Fee	0.78%		0.78%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses	0.03%		0.03%
Acquired Fund Fees and Expenses	0.01%		0.01%

Total Annual Portfolio Operating Expenses	0.82%		1.07%
Fee Waiver *	(0.01%	)	(0.01%	)

Net Operating Expenses	0.81%		1.06%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.800% of the first $250 million of the Portfolio’s average daily net assets, 0.775% of the next $250 million and 0.750% of amounts over $500 million. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$83	$262	$456	$1,016
Class B	$109	$341	$592	$1,310

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Van Eck Associates Corporation (“VanEck” or “Subadviser”), subadviser to the Portfolio, invests under normal conditions at least 80% of the Portfolio’s net assets in securities of natural resource companies and in instruments that derive their value from natural resources. For purposes of this Portfolio, “natural resources” include, without limitation, energy (including gas, petroleum, petrochemicals and other hydrocarbons), precious metals (including gold), base and industrial metals, timber and forest products, agriculture and commodities. VanEck will consider a company to be a “natural resource company” if it derives, directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to natural resources.

The Portfolio’s investments may include, but not be limited to, common stocks, preferred stocks (including convertible preferred stocks), rights, direct equity interests in trusts, partnerships, convertible debt instruments, and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. The Portfolio may invest in securities of any capitalization range.

The Portfolio may invest without limitation in any one natural resource sector and is not required to invest any portion of its assets in any one natural resource sector. The Portfolio may invest in securities of companies located anywhere in the world, including the U.S. However, there is no limit on the amount the Portfolio may invest in any one country, including emerging markets.

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The Portfolio may use derivative instruments, such as structured notes, commodity-linked notes, futures, options and swap agreements, to gain or hedge exposure to natural resources, natural resource companies and other assets. The Portfolio may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. Generally, the Portfolio will limit the aggregate value of its exposure to derivative investments to 5% of the Portfolio’s net assets measured at the time of investment. Forward currency contracts, however, are not subject to this 5% limit. During certain limited periods, including, for example, when the Portfolio receives substantial net subscriptions, the Portfolio may exceed temporarily the 5% limit on derivative investments to maintain the Portfolio’s investment exposure to, among other assets, natural resource companies and instruments that derive their value from natural resources. When the Portfolio exceeds temporarily the 5% limit on derivative investments, the Portfolio will limit the aggregate value of its exposure to derivative investments to 100% of the Portfolio’s net assets measured at the time of investment.

The Portfolio may also invest up to 20% of its net assets in securities issued by other investment companies, including exchange traded funds (“ETFs”). The Portfolio may also invest in money market funds, but these investments are not subject to this limitation. The Portfolio may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Stock Selection

Utilizing qualitative and quantitative measures, the Portfolio’s investment management team selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Natural Resource and Commodities Risk.    The Portfolio may invest in natural resources, including, without limitation, energy (including gas, petroleum, petrochemicals and other hydrocarbons), precious metals (including gold), base and industrial metals, timber and forest products, agriculture and commodities. Natural resource prices can swing sharply in response to, among other things, cyclical economic conditions, political events or the monetary policies of various countries.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country,

VanEck Global Natural Resources Portfolio

4

region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or exchange-traded fund, or ETF, involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer, or the Portfolio may be forced to convert a convertible security, at a time and a price that is disadvantageous to the Portfolio.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	4th –2010	23.78%
Lowest Quarter	3rd –2015	-27.07%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception	Inception Date
Class A	-0.62%	-2.68%	4.23%	10-31-08
Class B	-0.74%	-2.91%	3.50%	04-28-09
S&P North American Natural Resources Sector Index (reflects no deduction for mutual fund fees or expenses)	1.23%	1.07%	5.49%*	—

* Index performance is from 10-31-08.

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Van Eck Associates Corporation is the subadviser to the Portfolio.

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Portfolio Managers.    Shawn Reynolds has been Portfolio Manager of the Portfolio since 2010. Charles Cameron has been Deputy Portfolio Manager of the Portfolio since 2016 and a member of the Portfolio’s investment team since 2010. Messrs. Reynolds and Cameron are members of VanEck’s investment team.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s

VanEck Global Natural Resources Portfolio

7

return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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8

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

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Natural Resource and Commodities Risk

The Portfolio may invest in natural resources, including, without limitation, energy (including gas, petroleum, petrochemicals and other hydrocarbons), precious metals (including gold), base and industrial metals, timber and forest products, agriculture and commodities. Natural resource prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. In addition, political and economic conditions in a limited number of natural-resource-producing countries may have a direct effect on the commercialization of natural resources, and consequently, on their prices. For example, the vast majority of gold producers are domiciled in just five countries: South Africa, the United States, Australia, Canada and Russia.

Substantially all the natural resource companies in which the Portfolio may invest could be located in foreign countries, including emerging markets, and may be small capitalization companies. The Portfolio also incurs storage costs for bullion and coins.

The Portfolio’s ability to invest directly in natural resources, precious metals and commodities, in financial instruments with respect to such assets, and in certain ETFs and other pooled investment vehicles investing in such assets or in instruments related to such assets, may be limited by the Portfolio’s intention to qualify as a regulated investment company and could adversely affect the Portfolio’s ability to so qualify. If the Portfolio’s investments in such instruments were to exceed applicable limits or if such investments were to be recharacterized for U.S. federal income tax purposes, the Portfolio might be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Portfolio.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and

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interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose withholding and other taxes, some of which may be confiscatory, on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries. Many emerging market countries are heavily dependent on international trade and have fewer trading partners than developed countries, which makes them more sensitive to world commodity prices and economic downturns in other countries.

The fiscal and monetary policies of emerging market countries may result in sudden or high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

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Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Portfolio’s hedged position should increase. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The

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Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Investment Company and Exchange Traded Fund Risk

Investments in open-end and closed-end investment companies and exchange traded funds, or ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

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Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio. The Portfolio also may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio’s return.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. Government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. Government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

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Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

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Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

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For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The S&P North American Natural Resources Sector Index was developed as an equity benchmark for U.S. traded natural resource related stocks.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.80% for the first $250 million of the Portfolio’s average daily net assets, 0.775% for the next $750 million and 0.75% for amounts over $1 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.77% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser

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is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.
The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.47% of the Portfolio’s average daily net assets.

Van Eck Associates Corporation is the subadviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio. VanEck has been an investment adviser since 1955. As of December 31, 2017, VanEck’s assets under management were approximately $44.5 billion. VanEck is located at 666 Third Avenue, 9th Floor, New York, NY 10017.

Shawn Reynolds has been Portfolio Manager of the Portfolio since 2010. Charles Cameron has been Deputy Portfolio Manager of the Portfolio since 2016 and a member of the Portfolio’s investment team since 2010. Messrs. Reynolds and Cameron have been members of VanEck’s investment team since 2005 and 1995, respectively.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and

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services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of

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echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract

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will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net

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assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of

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shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

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The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value

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depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

VanEck Global Natural Resources Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.86	$7.59	$11.32	$14.21	$12.91

Income (Loss) from Investment Operations
Net investment income (a)	0.02	0.01	0.08	0.08	0.08
Net realized and unrealized gain (loss) on investments	(0.09)	3.34	(3.76)	(2.66)	1.34

Total from investment operations	(0.07)	3.35	(3.68)	(2.58)	1.42

Less Distributions
Distributions from net investment income	(0.01)	(0.08)	(0.05)	(0.08)	(0.12)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.23)	0.00

Total distributions	(0.01)	(0.08)	(0.05)	(0.31)	(0.12)

Net Asset Value, End of Period	$10.78	$10.86	$7.59	$11.32	$14.21

Total Return (%) (b)	(0.62)	44.26	(32.64)	(18.63)	11.06

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81	0.81	0.81	0.81	0.81
Net ratio of expenses to average net assets (%) (c)	0.80	0.80	0.80	0.80	0.80
Ratio of net investment income to average net assets (%)	0.21	0.14	0.82	0.56	0.64
Portfolio turnover rate (%)	23	49	25	39	36
Net assets, end of period (in millions)	$991.7	$916.2	$752.1	$841.0	$1,018.8

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.79	$7.55	$11.25	$14.12	$12.83

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.01)	0.06	0.04	0.05
Net realized and unrealized gain (loss) on investments	(0.07)	3.31	(3.74)	(2.64)	1.33

Total from investment operations	(0.08)	3.30	(3.68)	(2.60)	1.38

Less Distributions
Distributions from net investment income	0.00	(0.06)	(0.02)	(0.04)	(0.09)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.23)	0.00

Total distributions	0.00	(0.06)	(0.02)	(0.27)	(0.09)

Net Asset Value, End of Period	$10.71	$10.79	$7.55	$11.25	$14.12

Total Return (%) (b)	(0.74)	43.74	(32.76)	(18.82)	10.76

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06	1.06	1.06	1.06	1.06
Net ratio of expenses to average net assets (%) (c)	1.05	1.05	1.05	1.05	1.05
Ratio of net investment income (loss) to average net assets (%)	(0.05)	(0.12)	0.56	0.31	0.38
Portfolio turnover rate (%)	23	49	25	39	36
Net assets, end of period (in millions)	$134.4	$132.2	$114.2	$135.3	$158.8

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Brighthouse/Wellington Balanced Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

Brighthouse/Wellington Balanced Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Long term capital appreciation with some current income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.08%	0.08%	0.08%

Total Annual Portfolio Operating Expenses	0.54%	0.79%	0.69%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$55	$174	$302	$678
Class B	$81	$253	$440	$981
Class E	$71	$221	$385	$861

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 342% of the average value of its portfolio.

Principal Investment Strategies

Wellington Management Company LLP (“Wellington Management” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in (1) U.S. and foreign debt securities and (2) equity securities of U.S. companies and, to a lesser extent, of foreign companies. The amount of assets invested in fixed income securities and equity securities will depend upon economic conditions, the general level of common stock prices, interest rates and other relevant considerations. Under normal circumstances, the Portfolio invests approximately 40% of its assets in fixed income securities and approximately 60% in equity securities.

The fixed income portion of the Portfolio invests primarily in U.S. and foreign investment grade debt securities denominated in U.S. dollars such as government bonds, corporate bonds, mortgage-backed securities and asset-backed securities. In addition, opportunistic investments may be established in higher-risk/higher-return segments of the global bond market. These segments may include allocating up to 20% of the fixed income portfolio to non-U.S. dollar denominated issues and currencies, and allocating up to 20% of the fixed income portfolio to debt obligations rated below investment grade (also known as “junk bonds”). Additional Portfolio assets will not be allocated to these segments when the combination of these two allocations, plus any bank loans, combine to exceed 30% of Portfolio assets allocated to fixed income securities.

The fixed income portion of the Portfolio is managed according to a disciplined investment process that combines the best aspects of both team-based strategy development and individual portfolio manager flexibility. The team sets interest rate duration and sector allocation strategy guidelines. Once the team has established the guidelines, the fixed income portfolio managers turn to Wellington Management’s in-house fixed income credit analysts for their bottom-up analysis and security recommendations. The fixed income portfolio managers then consider analyst recommendations in making final buy and sell decisions. Risk is monitored by Wellington Management throughout the investment process and managed at the security, sector, and portfolio levels.

The fixed income portion of the Portfolio also may utilize derivatives such as futures, including credit default index futures, options, forwards, or swaps, including credit default swaps, and may invest in mortgage dollar rolls. The fixed income portion’s average duration ranges between +/- 1.5 years of the average duration of the Bloomberg Barclays U.S. Aggregate Bond Index.

The equity portion of the Portfolio invests primarily in equity securities of U.S. companies and, to a lesser extent, of foreign companies. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants.

The Portfolio may also invest in forward commitments and when-issued and delayed delivery securities.

In managing the equity portion of the Portfolio, Wellington Management allocates the Portfolio’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington Management’s team of global industry analysts. The Portfolio typically seeks to maintain representation in each major industry represented by broad-based, large cap U.S. equity indices. Wellington Management may invest up to 15% of the Portfolio’s total net assets allocated to equity securities in securities of foreign issuers and non-dollar denominated securities.

In analyzing a prospective investment for the equity portion of the Portfolio, Wellington Management utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by

Brighthouse/Wellington Balanced Portfolio

other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Loan Investment Risk.    Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling loans that are illiquid or are less actively traded. Loans are also subject to the risk that borrowers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. There may be a limited amount of public information about the loans in which the Portfolio may invest. Purchases and sales of loans are generally subject to contractual restrictions that may impede the Portfolio’s ability to buy or sell loans and may negatively affect the transaction price. Loan transactions may take longer than seven days to settle, and the Portfolio may hold cash, sell investments, or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs. The Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to any loans it owns in the event of fraud or misrepresentation by a borrower. The Portfolio’s purchase and sale of loans may involve the risk of market manipulation by a borrower. Any investments in below investment grade loans and other debt securities expose a portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio sell portfolio securities when it

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may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts include (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; (vii) the possibility that the Portfolio may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse; (viii) the possibility that position or trading limits will preclude the Subadviser from taking positions in certain futures contracts on behalf of the Portfolio; and (ix) the risks typically associated with foreign investments to the extent the Portfolio invests in futures contracts traded on markets outside the United States.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer, or the Portfolio may be forced to convert a convertible security, at a time and a price that is disadvantageous to the Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes and a blended index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective February 3, 2014, Wellington Management became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former subadvisers, using principal investment strategies that differed from those described above.

Brighthouse/Wellington Balanced Portfolio

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	10.65%
Lowest Quarter	4th – 2008	-11.19%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	15.14%	11.00%	6.63%
Class B	14.85%	10.71%	6.37%
Class E	14.95%	10.82%	6.47%
S&P 500® Index (reflects no deduction for mutual fund fees or expenses)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)	3.54%	2.10%	4.01%
Blended Index (60% S&P 500 Index & 40% Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for mutual fund fees or expenses)	14.21%	10.25%	6.98%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Wellington Management Company LLP is the subadviser to the Portfolio.

Portfolio Managers.    As of the date of this Prospectus, the equity portion of the Portfolio is managed by a team led by Cheryl M. Duckworth, Senior Managing Director and Associate Director of Global Industry Research of Wellington Management and located outside the U.S. Mark D. Mandel, CFA, Senior Managing Director and Head of Research Portfolios, and Jonathan G. White, CFA, Managing Director and Director of Research Portfolios, while the fixed income portion of the Portfolio is managed by a team led by Joseph F. Marvan, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, Campe Goodman, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management and Robert D. Burn, CFA, Managing Director and Fixed Income Portfolio Manager of Wellington Management. Ms. Duckworth and Messrs. Mandel, Marvan, and Goodman have been managers of the Portfolio since 2014. Mr. Burn has been a manager of the Portfolio since 2016. Mr. White has been a manager of the Portfolio since April 2018. Effective on or about June 30, 2018, Ms. Duckworth will no longer serve as Portfolio Manager of the Portfolio and Mary L. Pryshlak, CFA, Senior Managing Director and Director of Global Industry Research of Wellington Management, will be added as Portfolio Manager of the equity portion of the Portfolio.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Brighthouse/Wellington Balanced Portfolio

UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

Brighthouse/Wellington Balanced Portfolio

Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

Brighthouse/Wellington Balanced Portfolio

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

Brighthouse/Wellington Balanced Portfolio

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market interest rates, the value of such securities may decline or may underperform other obligations that may reset more quickly during periods of rising interest rates. During periods of declining interest rates, variable rate securities generally underperform comparable fixed rate securities because the interest rates on variable rate securities generally reset downward over time when interest rates decline.

Brighthouse/Wellington Balanced Portfolio

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Duration is an estimate of a bond or bond fund’s price sensitivity in response to changes in interest rates. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these securities. This may cause the value of the fixed income securities to decline and become more sensitive to changes in interest rates.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

The U.S. Government and the U.S. Federal Reserve have taken steps to support financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve has in the past reduced its market support activities. Further reduction or withdrawal of U.S. Federal Reserve or other governmental support, including interest rate increases, could reduce the value of debt securities in which the Portfolio invests.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The risks associated with rising interest rates are greater during periods when prevailing interest rates are at or near their historic lows.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s actual or perceived ability to pay principal and interest on time. Some securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase

Brighthouse/Wellington Balanced Portfolio

agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty that files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on any collateral the counterparty has provided to the Portfolio in respect of the counterparty’s obligations to the Portfolio or recovering collateral that the Portfolio has provided to the counterparty and is entitled to recover, and the Portfolio may lose all or a part of the income from such transactions. As a result, the value of your investment may be adversely affected.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly

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than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Loan Investment Risk

Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. It is possible that these investments may also expose the Portfolio to the credit and counterparty risk of the financial or other institution from which or to whom the Portfolio purchases or sells loans. Economic and other events can reduce the demand for certain loans or loans generally, which may reduce market prices and cause the Portfolio’s share price to fall. The frequency and magnitude of such changes cannot be predicted. In addition, the market for some loans may be illiquid and, consequently, the Portfolio may have difficulty valuing and selling these investments. The Portfolio may be dependent on third parties to enforce its rights against underlying borrowers.

Any investments in below investment grade floating rate loans and floating rate and other debt securities are considered speculative because of the credit and counterparty risk of their borrowers and issuers and would expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Changes in economic conditions or other circumstances are more likely to reduce the capacity of borrowers and issuers of lower rated investments to make principal and interest payments. Such borrowers and issuers are also more likely to default on their payments of interest and principal owed than borrowers and issuers of investment grade loans and debt securities. Such defaults could reduce the Portfolio’s share price and income distributions. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt security may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which could adversely affect the loan’s value.

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Although loans and other debt securities may be adversely affected by rising interest rates, the floating rate feature of certain loans and debt securities may reduce this risk. Declines in prevailing interest rates may increase prepayments of loans and other debt securities and may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in loans or debt securities with lower yields. Debt securities that do not make regular payments of interest may experience greater volatility in response to changes in interest rates. No active trading market may exist for certain loans, which may impair the ability of the Portfolio to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.

There is typically a limited amount of public information available about loans because loans normally are not registered with the Securities and Exchange Commission or any state securities commission or listed on any securities exchange. Certain of the loans in which the Portfolio may invest may not be considered “securities,” and therefore the Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to those loans in the event of fraud or misrepresentation by a borrower. The Portfolio may come into possession of material, non-public information about a borrower as a result of the Portfolio’s ownership of a loan or other floating-rate instrument of the borrower. Because of prohibitions on trading in securities of issuers while in possession of material, non-public information, the Portfolio might be unable to enter into a transaction in a publicly-traded security of the borrower when it would otherwise be advantageous to do so. If the Subadviser declines to receive available material nonpublic information about the issuers of loans that also issue publicly traded securities, the Subadviser may have less information than other investors about certain of the loans in which it seeks to invest.

Loans trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may (i) impede the Portfolio’s ability to buy or sell loans; (ii) negatively affect the transaction price; (iii) affect the counterparty credit risk borne by the Portfolio; (iv) impede the Portfolio’s ability to timely vote or otherwise act with respect to loans; and (v) expose the Portfolio to adverse tax or regulatory consequences. The Portfolio’s transactions in loans may take longer than seven days to settle, which may affect the Portfolio’s process for meeting redemptions. The Portfolio may hold cash, sell securities or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds,” are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt

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instruments and may not take into account every risk related to whether interest or principal will be timely repaid.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit and counterparty risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency

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exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

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Mortgage Dollar Roll Transactions Risk

Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the purchase is consummated. In addition, the Portfolio may incur higher transaction costs due to higher portfolio turnover. Mortgage dollar roll transactions may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio sell portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets in an amount equal to the full notional amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

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When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Portfolio’s hedged position should increase. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

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Forward and Futures Contract Risk

The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts include (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause the Portfolio to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

The Portfolio will typically be required to post margin with its futures commission merchant in connection with its transactions in futures contracts. The Portfolio may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, in the event of an insolvency of the futures commission merchant, the Portfolio may not be able to recover all (or any) of the margin it has posted with the futures commission merchant, or realize the value of any increase in the price of its positions. The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person and certain affiliated entities may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent over-the-counter (“OTC”) derivatives. Regulatory action taken by the CFTC to establish these additional position limits may adversely affect the market liquidity of the futures contracts, options and economically equivalent derivatives in which the Portfolio may invest. It is possible that, as a result of such limits, the Portfolio’s Subadviser will be precluded from taking positions in certain futures contracts or OTC derivatives as a result of positions held by other clients of the Subadviser or by the Subadviser or its affiliates themselves.

Futures contracts traded on markets outside the United States are not generally subject to regulation by the CFTC or other U.S. regulatory entities, including without limitation as to the execution, delivery, and clearing of transactions. U.S. regulators neither regulate the

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activities of a foreign exchange, nor have the power to compel enforcement of the rules of the foreign exchange or the laws of the foreign country in question. Margin and other payments made by the Portfolio may not be afforded the same protections as are afforded those payments in the United States, including in connection with the insolvency of an executing or clearing broker or a clearinghouse or exchange. Certain foreign futures contracts may be less liquid and more volatile than U.S. contracts.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio. The Portfolio also may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio’s return.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. Government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. Government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

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Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a

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substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objective.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible

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delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and

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impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The Standard & Poor’s (S&P) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

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The Blended Index is a composite index computed by BIA, consisting of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.50% for the first $500 million of the Portfolio’s average daily net assets, 0.45% for the next $500 million, and 0.40% for amounts over $1 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.43% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

Contractual Fee Waiver

BIA has contractually agreed, for the period April 30, 2018 through April 30, 2019, to modify the Management Fee for each Class of the Portfolio to the annual rate of 0.48% of the first $750 million of the Portfolio’s average daily net assets, 0.46% of the next $250 million and 0.40% of amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Voluntary Fee Waiver

BIA has voluntarily agreed to waive a portion of its investment advisory fee to reflect a portion of the savings from the application of a discount to the subadvisory fee payable by BIA to

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Wellington Management. This voluntary advisory fee waiver is dependent on the satisfaction of certain conditions and may be terminated by BIA at any time.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.19% of the Portfolio’s average daily net assets.

Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, and is the Subadviser to the Portfolio. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2017, Wellington Management and its advisory affiliates had investment authority with respect to approximately $1.1 trillion in assets.

The equity portion of the Portfolio is managed by a team of investment professionals who participate in the team’s research process and stock selection. As of the date of this Prospectus, the lead members of this team are Cheryl M. Duckworth, Mark D. Mandel, and Jonathan G. White.

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As of the date of this Prospectus, Ms. Duckworth, Mr. Mandel, and Mr. White are jointly and primarily responsible for the day-to-day management of the equity portion of the Portfolio. Effective on or about June 30, 2018, Mary L. Pryshlak will replace Ms. Duckworth as Portfolio Manager of the equity portion of the Portfolio, and the lead members of this team will be Ms. Pryshlak, Mr. Mandel, and Mr. White. Effective on or about June 30, 2018, Ms. Pryshlak, Mr. Mandel, and Mr. White will be jointly and primarily responsible for the day-to-day management of the equity portion of the Portfolio.

Cheryl M. Duckworth, CFA, Senior Managing Director and Associate Director of Global Industry Research of Wellington Management and located outside the U.S., supervises and coordinates a team of global industry analysts that manage the Portfolio and has served in this capacity for the Portfolio since 2014. Ms. Duckworth joined Wellington Management as an investment professional in 1994. Effective on or about June 30, 2018, Ms. Duckworth will no longer serve as Portfolio Manager of the Portfolio.

Mark D. Mandel, CFA, Senior Managing Director and Head of Research Portfolios of Wellington Management, coordinates the management of the investment team and the day-to-day execution of the equity portion of the Portfolio and has served in this capacity for the Portfolio since 2018. From 2014-2018, Mr. Mandel supervised and coordinated a team of global industry analysts that manage the equity component of the Portfolio. Mr. Mandel joined Wellington Management as an investment professional in 1994.

Mary L. Pryshlak, CFA, Senior Managing Director and Director of Global Industry Research of Wellington Management, will supervise and coordinate a team of global industry analysts that manage the equity component of the Portfolio effective on or about June 30, 2018. Ms. Pryshlak joined Wellington Management as an investment professional in 2004.

Jonathan G. White, CFA, Managing Director and Director of Research Portfolios of Wellington Management, is responsible for broad oversight of the equity portion of the Portfolio, including risk management and implementation, and has served in this capacity for the Portfolio since 2018. Mr. White joined Wellington Management as an investment professional in 1999.

The fixed income portion of the Portfolio is managed by a team of investment professionals who participate in the team’s research process and security selection. The lead members of this team are Joseph F. Marvan, Campe Goodman and Robert D. Burn. Messrs. Marvan, Goodman and Burn are jointly and primarily responsible for the day-to-day management of the fixed income portion of the Portfolio.

Joseph F. Marvan, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as the Portfolio Manager for the fixed income component of the Portfolio since 2014. Mr. Marvan joined Wellington Management as an investment professional in 2003.

Campe Goodman, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as the Portfolio Manager for the fixed income component of the Portfolio since 2014. Mr. Goodman joined Wellington Management as an investment professional in 2000.

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Robert D. Burn, CFA, Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as the Portfolio Manager for the fixed income component of the Portfolio since 2016. Mr. Burn joined Wellington Management as an investment professional in 2007.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the

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Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Brighthouse/Wellington Balanced Portfolio

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”).

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Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial

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intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

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Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if

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there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

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Selected per share data
	Class A
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$18.49	$18.66		$22.29	$20.59	$17.52

Income (Loss) from Investment Operations
Net investment income (a)	0.35	0.37	(b)	0.38	0.39	0.36
Net realized and unrealized gain on investments	2.40	0.88		0.24	1.73	3.18

Total from investment operations	2.75	1.25		0.62	2.12	3.54

Less Distributions
Distributions from net investment income	(0.38)	(0.53)		(0.45)	(0.42)	(0.47)
Distributions from net realized capital gains	(0.48)	(0.89)		(3.80)	0.00	0.00

Total distributions	(0.86)	(1.42)		(4.25)	(0.42)	(0.47)

Net Asset Value, End of Period	$20.38	$18.49		$18.66	$22.29	$20.59

Total Return (%) (c)	15.14	6.99		2.58	10.55	20.59	(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.54	0.55		0.54	0.53	0.51
Gross ratio of expenses to average net assets excluding interest expense (%)	0.54	0.55		0.54	0.53	0.51
Net ratio of expenses to average net assets (%) (e)(f)	0.51	0.52		0.51	0.50	0.51
Net ratio of expenses to average net assets excluding interest expense (%) (e)(f)	0.51	0.52		0.51	0.50	0.51
Ratio of net investment income to average net assets (%)	1.78	2.02	(b)	1.87	1.81	1.89
Portfolio turnover rate (%)	342 (g)	405	(g)	299 (g)	413 (g)	340	(g)
Net assets, end of period (in millions)	$1,195.7	$1,135.6		$1,168.2	$1,250.6	$1,249.1

	Class B
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$18.37	$18.54		$22.17	$20.48	$17.43

Income (Loss) from Investment Operations
Net investment income (a)	0.30	0.32	(b)	0.33	0.33	0.31
Net realized and unrealized gain on investments	2.38	0.88		0.23	1.73	3.16

Total from investment operations	2.68	1.20		0.56	2.06	3.47

Less Distributions
Distributions from net investment income	(0.33)	(0.48)		(0.39)	(0.37)	(0.42)
Distributions from net realized capital gains	(0.48)	(0.89)		(3.80)	0.00	0.00

Total distributions	(0.81)	(1.37)		(4.19)	(0.37)	(0.42)

Net Asset Value, End of Period	$20.24	$18.37		$18.54	$22.17	$20.48

Total Return (%) (c)	14.85	6.74		2.29	10.28	20.28	(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79	0.80		0.79	0.78	0.76
Gross ratio of expenses to average net assets excluding interest expense (%)	0.79	0.80		0.79	0.78	0.76
Net ratio of expenses to average net assets (%) (e)(f)	0.76	0.77		0.76	0.75	0.76
Net ratio of expenses to average net assets excluding interest expense (%) (e)(f)	0.76	0.77		0.76	0.75	0.76
Ratio of net investment income to average net assets (%)	1.53	1.77	(b)	1.62	1.56	1.64
Portfolio turnover rate (%)	342 (g)	405	(g)	299 (g)	413 (g)	340	(g)
Net assets, end of period (in millions)	$68.8	$66.4		$66.6	$71.6	$75.0

Please see following page for Financial Highlights footnote legend.

Brighthouse/Wellington Balanced Portfolio

Brighthouse/Wellington Balanced Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$18.44	$18.61		$22.24	$20.54	$17.48

Income (Loss) from Investment Operations
Net investment income (a)	0.32	0.34	(b)	0.35	0.35	0.33
Net realized and unrealized gain on investments	2.40	0.87		0.23	1.74	3.17

Total from investment operations	2.72	1.21		0.58	2.09	3.50

Less Distributions
Distributions from net investment income	(0.35)	(0.49)		(0.41)	(0.39)	(0.44)
Distributions from net realized capital gains	(0.48)	(0.89)		(3.80)	0.00	0.00

Total distributions	(0.83)	(1.38)		(4.21)	(0.39)	(0.44)

Net Asset Value, End of Period	$20.33	$18.44		$18.61	$22.24	$20.54

Total Return (%) (c)	14.95	6.83		2.41	10.41	20.39	(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.69	0.70		0.69	0.68	0.66
Gross ratio of expenses to average net assets excluding interest expense (%)	0.69	0.70		0.69	0.68	0.66
Net ratio of expenses to average net assets (%) (e)(f)	0.66	0.67		0.66	0.65	0.66
Net ratio of expenses to average net assets excluding interest expense (%) (e)(f)	0.66	0.67		0.66	0.65	0.66
Ratio of net investment income to average net assets (%)	1.63	1.87	(b)	1.72	1.66	1.74
Portfolio turnover rate (%)	342 (g)	405	(g)	299 (g)	413 (g)	340	(g)
Net assets, end of period (in millions)	$32.6	$30.9		$32.4	$36.1	$36.9

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.04% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	In 2013, 0.04%, 0.04% and 0.04% of the Portfolio’s total return for Class A, Class B and Class E, respectively, consists of a voluntary reimbursement by the subadvisor for a realized loss. Excluding this item, total return would have been 20.55%, 20.24% and 20.35% for Class A, Class B and Class E, respectively.

(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(f)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the years ended December 31, 2017, 2016, 2015, and 2014 (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(g)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 74%, 58%, 71%, 163% and 139% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

Brighthouse/Wellington Balanced Portfolio

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

MFS® Total Return Portfolio

Class A, Class B, Class E and Class F Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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MFS® Total Return Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Favorable total return through investment in a diversified portfolio.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E	Class F
Management Fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%	0.20%
Other Expenses	0.05%	0.05%	0.05%	0.05%

Total Annual Portfolio Operating Expenses	0.61%	0.86%	0.76%	0.81%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$63	$196	$341	$764
Class B	$88	$275	$479	$1,064
Class E	$78	$244	$424	$945
Class F	$83	$260	$451	$1,005

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in a combination of equity and fixed income securities.

Massachusetts Financial Services Company (“MFS” or “Subadviser”), subadviser to the Portfolio, generally invests approximately 60% of the Portfolio’s net assets in equity securities, including common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for equity securities, and approximately 40% of the Portfolio’s net assets in fixed-income securities. (These weightings do not reflect the Portfolio’s cash balance and can vary over time due to market movements and cash flows.)

The fixed-income securities in which the Portfolio may invest include, but are not limited to, corporate bonds, U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities), foreign government securities, mortgage-backed securities, asset-backed securities, and inflation-adjusted bonds. Generally, substantially all of the Portfolio’s investments in debt instruments are rated investment grade.

MFS focuses on investing the Portfolio’s equity portion in the stocks of companies that it believes are undervalued compared to their perceived worth (“value” companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

Consistent with the principal investment strategies above, the Portfolio may invest up to 25% of its net assets in foreign securities and may have exposure to foreign currencies through its investments in these securities.

While MFS may invest the Portfolio’s equity portion in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations ($5 billion or more).

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The Portfolio may also invest in forward commitments and when-issued and delayed delivery securities.

Investment Selection

MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer’s financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, use of leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or systematically evaluate the structure of a debt instrument are used by certain of the Portfolio’s portfolio managers.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. These securities are also

MFS® Total Return Portfolio

4

subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer, or the Portfolio may be forced to convert a convertible security, at a time and a price that is disadvantageous to the Portfolio.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations. The inflation-protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes and a blended index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	11.34%
Lowest Quarter	4th – 2008	-11.83%

MFS® Total Return Portfolio

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Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	12.44%	9.65%	6.29%
Class B	12.17%	9.37%	6.03%
Class E	12.28%	9.48%	6.13%
Class F	12.22%	9.43%	6.08%
S&P 500® Index (reflects no deduction for mutual fund fees or expenses)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)	3.54%	2.10%	4.01%
Blended Index (60% S&P 500 Index & 40% Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for mutual fund fees or expenses)	14.21%	10.25%	6.98%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Massachusetts Financial Services Company is the subadviser to the Portfolio.

Portfolio Managers.    The Portfolio is managed by a team led by Brooks Taylor, Investment Officer of MFS, who has been a manager of the Portfolio since 2004. Other members of the team are Steven Gorham (since 2002), Nevin Chitkara (since 2006), Joshua Marston (since 2008), Jonathan Sage (since 2013), and Robert Persons (since 2017), each an Investment Officer of MFS.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

MFS® Total Return Portfolio

6

UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B, Class E and Class F shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

MFS® Total Return Portfolio

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Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

MFS® Total Return Portfolio

8

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating or trading history as public companies, that offer a small initial number of shares for trading, and for which limited information may be available. IPOs are more likely to be issued in sectors of the market that pose greater investment risks.

MFS® Total Return Portfolio

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Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will

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not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market interest rates, the value of such securities may decline or may underperform other obligations that may reset more quickly during periods of rising interest rates. During periods of declining interest rates, variable rate securities generally underperform comparable fixed rate securities because the interest rates on variable rate securities generally reset downward over time when interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Duration is an estimate of a bond or bond fund’s price sensitivity in response to changes in interest rates. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these securities. This may cause the value of the fixed income securities to decline and become more sensitive to changes in interest rates.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

The U.S. Government and the U.S. Federal Reserve have taken steps to support financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve has in the past reduced its market support activities. Further reduction or withdrawal of U.S.

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Federal Reserve or other governmental support, including interest rate increases, could reduce the value of debt securities in which the Portfolio invests.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The risks associated with rising interest rates are greater during periods when prevailing interest rates are at or near their historic lows.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s actual or perceived ability to pay principal and interest on time. Some securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty that files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on any collateral the counterparty has provided to the Portfolio in respect of the counterparty’s obligations to the Portfolio or recovering collateral that the Portfolio has provided to the counterparty and is entitled to recover, and the Portfolio may lose all or a part of the income from such transactions. As a result, the value of your investment may be adversely affected.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities

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that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in

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emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio. The Portfolio also may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio’s return.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. Government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. Government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

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Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Model and Data Risk

Given the complexity of the Portfolio’s investments and strategies, the Portfolio’s Subadviser may rely heavily on quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Portfolio’s Subadviser to, among other things, construct sets of

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transactions and investments, provide risk management insights and assist in hedging the Portfolio’s investments.

When Models and Data used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. For example, the Portfolio’s Subadviser may in reliance on faulty Models or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the Models that may be used by the Portfolio’s Subadviser may be predictive in nature. Because these predictive Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on the accuracy and reliability of the supplied historical data. In addition, Models that are predictive in nature may, for example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these Models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the Portfolio.

All Models require Data to be inputted into them. If incorrect Data is entered into a Model, the resulting information will be incorrect. As a result, any investment decisions made in reliance on the incorrect output from a Model may not produce the desired results and the Portfolio may realize losses. Errors are often extremely difficult to detect and some may go undetected for long periods of time and some may never be detected. The adverse impact caused by these errors can compound over time. Even when Data is correctly inputted into a Model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment

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opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive

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income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or

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confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The Standard & Poor’s (S&P) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

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The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

The Blended Index is a composite index computed by BIA, consisting of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.60% for the first $250 million of the Portfolio’s average daily net assets, 0.55% for the next $500 million, and 0.50% for amounts over $750 million. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.56% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees

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for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.31% of the Portfolio’s average daily net assets.

Massachusetts Financial Services Company, located at 111 Huntington Avenue, Boston, Massachusetts 02199, is the Subadviser to the Portfolio. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $491 billion as of December 31, 2017.

The Portfolio is managed by a team of portfolio managers, headed by Brooks Taylor, an Investment Officer of MFS, who has been a manager of the Portfolio since 2004. The team is comprised of Steven Gorham (since 2002), Nevin Chitkara (since 2006), Joshua Marston (since 2008), Jonathan Sage (since 2013), and Robert Persons (since 2017), each an Investment Officer of MFS.

Mr. Taylor is the lead manager of the Portfolio. He has been employed in the investment area of MFS since 1996. Mr. Gorham, Mr. Chitkara and Mr. Sage are responsible for the Equity Securities portion of the Portfolio along with Mr. Taylor. Mr. Gorham has been employed in the investment area of MFS since 1992; Mr. Chitkara, since 1997; and Mr. Sage, since 2000. Mr. Marston and Mr. Persons are responsible for the Debt Instruments portion of the Portfolio. Mr. Marston has been employed in the investment area of MFS since 1999; and Mr. Persons, since 2000.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and

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services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a

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minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the

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Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The

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Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of

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shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

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The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value

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depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

MFS® Total Return Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$170.50	$168.01		$172.72	$162.91	$140.60

Income (Loss) from Investment Operations
Net investment income (a)	3.55	3.94	(b)	3.66	3.85	3.33
Net realized and unrealized gain (loss) on investments	16.87	10.93		(3.83)	9.94	22.92

Total from investment operations	20.42	14.87		(0.17)	13.79	26.25

Less Distributions
Distributions from net investment income	(4.55)	(5.10)		(4.54)	(3.98)	(3.94)
Distributions from net realized capital gains	(9.34)	(7.28)		0.00	0.00	0.00

Total distributions	(13.89)	(12.38)		(4.54)	(3.98)	(3.94)

Net Asset Value, End of Period	$177.03	$170.50		$168.01	$172.72	$162.91

Total Return (%) (c)	12.44	9.20		(0.16)	8.64	18.99

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.61	0.61		0.60	0.60	0.59
Ratio of net investment income to average net assets (%)	2.05	2.34	(b)	2.13	2.32	2.19
Portfolio turnover rate (%)	35 (d)	35	(d)	41 (d)	34 (d)	53 (d)
Net assets, end of period (in millions)	$184.8	$178.0		$165.9	$186.7	$185.5

	Class B
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$168.22	$165.89		$170.57	$160.94	$138.95

Income (Loss) from Investment Operations
Net investment income (a)	3.06	3.48	(b)	3.20	3.40	2.92
Net realized and unrealized gain (loss) on investments	16.66	10.77		(3.79)	9.81	22.66

Total from investment operations	19.72	14.25		(0.59)	13.21	25.58

Less Distributions
Distributions from net investment income	(4.12)	(4.64)		(4.09)	(3.58)	(3.59)
Distributions from net realized capital gains	(9.34)	(7.28)		0.00	0.00	0.00

Total distributions	(13.46)	(11.92)		(4.09)	(3.58)	(3.59)

Net Asset Value, End of Period	$174.48	$168.22		$165.89	$170.57	$160.94

Total Return (%) (c)	12.17	8.92		(0.40)	8.36	18.70

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.86	0.86		0.85	0.85	0.84
Ratio of net investment income to average net assets (%)	1.79	2.09	(b)	1.88	2.07	1.94
Portfolio turnover rate (%)	35 (d)	35	(d)	41 (d)	34 (d)	53 (d)
Net assets, end of period (in millions)	$250.9	$227.4		$223.0	$247.5	$252.6

Please see following page for Financial Highlights footnote legend.

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MFS® Total Return Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$169.55	$167.11		$171.80	$162.06	$139.88

Income (Loss) from Investment Operations
Net investment income (a)	3.27	3.67	(b)	3.39	3.59	3.09
Net realized and unrealized gain (loss) on investments	16.79	10.86		(3.82)	9.88	22.81

Total from investment operations	20.06	14.53		(0.43)	13.47	25.90

Less Distributions
Distributions from net investment income	(4.29)	(4.81)		(4.26)	(3.73)	(3.72)
Distributions from net realized capital gains	(9.34)	(7.28)		0.00	0.00	0.00

Total distributions	(13.63)	(12.09)		(4.26)	(3.73)	(3.72)

Net Asset Value, End of Period	$175.98	$169.55		$167.11	$171.80	$162.06

Total Return (%) (c)	12.28	9.03		(0.31)	8.48	18.82

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.76	0.76		0.75	0.75	0.74
Ratio of net investment income to average net assets (%)	1.90	2.19	(b)	1.98	2.17	2.04
Portfolio turnover rate (%)	35 (d)	35	(d)	41 (d)	34 (d)	53 (d)
Net assets, end of period (in millions)	$27.1	$26.3		$27.1	$30.9	$32.5

	Class F
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$168.99	$166.59		$171.25	$161.54	$139.43

Income (Loss) from Investment Operations
Net investment income (a)	3.17	3.57	(b)	3.29	3.50	3.00
Net realized and unrealized gain (loss) on investments	16.73	10.83		(3.79)	9.84	22.74

Total from investment operations	19.90	14.40		(0.50)	13.34	25.74

Less Distributions
Distributions from net investment income	(4.19)	(4.72)		(4.16)	(3.63)	(3.63)
Distributions from net realized capital gains	(9.34)	(7.28)		0.00	0.00	0.00

Total distributions	(13.53)	(12.00)		(4.16)	(3.63)	(3.63)

Net Asset Value, End of Period	$175.36	$168.99		$166.59	$171.25	$161.54

Total Return (%) (c)	12.22	8.97		(0.35)	8.42	18.75

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.81	0.81		0.80	0.80	0.79
Ratio of net investment income to average net assets (%)	1.85	2.14	(b)	1.93	2.12	1.99
Portfolio turnover rate (%)	35 (d)	35	(d)	41 (d)	34 (d)	53 (d)
Net assets, end of period (in millions)	$422.6	$429.0		$450.4	$524.7	$584.1

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.12 per share and 0.07% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 35%, 34%, 37%, 25% and 45% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

BlackRock Bond Income Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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BlackRock Bond Income Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Competitive total return primarily from investing in fixed-income securities.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.33%		0.33%		0.33%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.18%		0.18%		0.18%
Interest Expense	0.1	4%	0.1	4%	0.1	4%
All Other Expenses	0.0	4%	0.0	4%	0.0	4%

Total Annual Portfolio Operating Expenses	0.51%		0.76%		0.66%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$52	$164	$286	$642
Class B	$78	$244	$424	$945
Class E	$68	$212	$369	$825

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 615% of the average value of its portfolio.

Principal Investment Strategies

BlackRock Advisors, LLC (“BlackRock” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in fixed-income securities. The Portfolio may invest in investment grade fixed-income securities, obligations of the U.S. Treasury or any U.S. Government agency or instrumentality (“U.S. Government securities”), Treasury Inflation Protected Securities and other inflation-linked bonds, mortgage-backed and asset-backed securities, including collateralized mortgage obligations, collateralized loan obligations and other collateralized debt obligations, corporate debt securities of U.S. and foreign issuers, bank loans, and cash equivalents. The Portfolio may also invest in private placement transactions.

The Portfolio may invest up to 20% of its total assets in high yield securities (commonly known as “junk bonds”) and up to 20% of its total assets in foreign securities (including up to 10% of its total assets in emerging markets), provided that the Portfolio may not invest more than 30% of its total assets in high yield securities and foreign securities (including emerging markets) combined.

In addition to bonds, the Portfolio’s high yield securities may include convertible bonds, convertible preferred stocks and other securities attached to bonds or other fixed-income securities.

The Portfolio may invest in derivatives to obtain investment exposure, enhance return, or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. The Portfolio may use such derivatives as options, options on futures contracts, currency-related derivatives, swaps, and inverse floaters for these purposes. These instruments may be used for any investment purpose, including, for example, in an attempt to adjust the Portfolio’s duration or to lower its exposure to certain risks (e.g., changes in interest rates or fluctuations in the values of foreign currencies).

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The Portfolio may also invest in structured securities, mortgage dollar rolls, investment companies, exchange traded funds, forward commitments and when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and may engage in short sale transactions.

Investment Selection

BlackRock establishes duration targets based on economic and monetary factors affecting interest rates and bond market returns. BlackRock also allocates the Portfolio’s investments among bond market sectors (such as U.S. Treasury securities, U.S. Government agency securities, mortgage-backed or asset-backed securities, and corporate debt securities) based upon its evaluation of the relative price and yield attractiveness of the various sectors. BlackRock also decides how the Portfolio’s portfolio should be positioned along the yield curve by selecting securities in certain maturity ranges based upon the relative price and yield attractiveness of those maturities. When selecting particular fixed-income securities that will satisfy the desired duration, yield curve positioning and sector weighting for the overall portfolio, BlackRock relies primarily on its own research regarding the credit quality, yield characteristics and interest rate sensitivity of individual securities.

Although the Portfolio does not generally seek to eliminate all foreign currency risk, it may at times use foreign currencies, forward currency contracts and currency-related derivative instruments, including cross-hedging techniques, to hedge some or all of its foreign currency exposure.

BlackRock monitors and adjusts the Portfolio’s investments to try to maintain a duration generally within 1 1/2 years of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index. As of December 31, 2017, the duration of this index was 5.86 years.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a

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decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations. The inflation-protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Collateralized Obligations Risk.    Collateralized obligations are subject to varying degrees of credit and counterparty risk. The Portfolio’s credit and counterparty risk increases if its interests are subordinate to other holders’ interests.

Loan Investment Risk.    Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling loans that are illiquid or are less actively traded. Loans are also subject to the risk that borrowers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. There may be a limited amount of public information about the loans in which the Portfolio may invest. Purchases and sales of loans are generally subject to contractual restrictions that may impede the Portfolio’s ability to buy or sell loans and may negatively affect the transaction price. Loan transactions may take longer than seven days to settle, and the Portfolio may hold cash, sell investments, or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs. The Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to any loans it owns in the event of fraud or misrepresentation by a borrower. The Portfolio’s purchase and sale of loans may involve the risk of market manipulation by a borrower. Any investments in below investment grade loans and other debt securities expose a portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s

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volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or exchange-traded fund, or ETF, involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer, or the Portfolio may be forced to convert a convertible security, at a time and a price that is disadvantageous to the Portfolio.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Short Sale and Short Position Risk.    The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Reverse Repurchase Agreement Risk.    Reverse repurchase agreements are subject to market risk, credit and counterparty risk and leveraging risk. Reverse repurchase agreements involve the risk that the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them. In addition, reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities. Reverse repurchase agreements may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

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Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	4.79%
Lowest Quarter	3rd – 2008	-3.62%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	4.10%	2.79%	4.18%
Class B	3.85%	2.53%	3.92%
Class E	3.95%	2.64%	4.03%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)	3.54%	2.10%	4.01%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    BlackRock Advisors, LLC, is the subadviser to the Portfolio.

Portfolio Managers.    Rick Rieder, Managing Director of BlackRock, Bob Miller, Managing Director of BlackRock, and David Rogal, Director of BlackRock, have managed the Portfolio since 2010, 2011, and 2017, respectively. They are jointly and primarily responsible for the day-to-day management of the Portfolio.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

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Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may

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decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market interest rates, the value of such securities may decline or may underperform other obligations that may reset more quickly during periods of rising interest rates. During periods of declining interest rates, variable rate securities generally underperform comparable fixed rate securities because the interest rates on variable rate securities generally reset downward over time when interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Duration is an estimate of a bond or bond fund’s price sensitivity in response to changes in interest rates. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these securities. This may cause the value of the fixed income securities to decline and become more sensitive to changes in interest rates.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

The U.S. Government and the U.S. Federal Reserve have taken steps to support financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve has in the past reduced its market support activities. Further reduction or withdrawal of U.S. Federal Reserve or other governmental support, including interest rate increases, could reduce the value of debt securities in which the Portfolio invests.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The risks associated with rising interest rates are greater during periods when prevailing interest rates are at or near their historic lows.

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Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s actual or perceived ability to pay principal and interest on time. Some securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty that files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on any collateral the counterparty has provided to the Portfolio in respect of the counterparty’s obligations to the Portfolio or recovering collateral that the Portfolio has provided to the counterparty and is entitled to recover, and the Portfolio may lose all or a part of the income from such transactions. As a result, the value of your investment may be adversely affected.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds,” are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio. The ratings provided by third party

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rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit and counterparty risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

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To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

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Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

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If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Collateralized Obligations Risk

Collateralized obligations, including collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”), are subject to varying degrees of credit and counterparty risk depending on their level of credit protection and when they are entitled to receive payments of principal and interest. If the Portfolio purchases CBOs, CLOs or other CDOs that are subordinated to other interests in the same pool of debt securities, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the securities underlying CBOs, CLOs and other CDOs may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of CBOs, CLOs and other CDOs and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as high yield debt.

Loan Investment Risk

Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. It is possible that these investments may also expose the Portfolio to the credit and counterparty risk of the financial or other institution from which or to whom the Portfolio purchases or sells loans. Economic and other events can reduce the demand for certain loans or loans generally, which may reduce market prices and cause the Portfolio’s share price to fall. The frequency and magnitude of such changes cannot be predicted. In addition, the market for some loans may be illiquid and, consequently, the Portfolio may have difficulty valuing and selling these investments. The Portfolio may be dependent on third parties to enforce its rights against underlying borrowers.

Any investments in below investment grade floating rate loans and floating rate and other debt securities are considered speculative because of the credit and counterparty risk of their borrowers and issuers and would expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Changes in economic conditions or other circumstances are more likely to reduce the capacity of borrowers and issuers of lower rated investments to make principal and interest payments. Such borrowers and issuers are also more likely to default on their payments of interest and principal owed than borrowers and issuers of investment grade loans and debt securities. Such defaults could reduce the Portfolio’s share price and income distributions. An

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economic downturn generally leads to a higher non-payment rate, and a loan or other debt security may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which could adversely affect the loan’s value.

Although loans and other debt securities may be adversely affected by rising interest rates, the floating rate feature of certain loans and debt securities may reduce this risk. Declines in prevailing interest rates may increase prepayments of loans and other debt securities and may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in loans or debt securities with lower yields. Debt securities that do not make regular payments of interest may experience greater volatility in response to changes in interest rates. No active trading market may exist for certain loans, which may impair the ability of the Portfolio to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.

There is typically a limited amount of public information available about loans because loans normally are not registered with the Securities and Exchange Commission or any state securities commission or listed on any securities exchange. Certain of the loans in which the Portfolio may invest may not be considered “securities,” and therefore the Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to those loans in the event of fraud or misrepresentation by a borrower. The Portfolio may come into possession of material, non-public information about a borrower as a result of the Portfolio’s ownership of a loan or other floating-rate instrument of the borrower. Because of prohibitions on trading in securities of issuers while in possession of material, non-public information, the Portfolio might be unable to enter into a transaction in a publicly-traded security of the borrower when it would otherwise be advantageous to do so. If the Subadviser declines to receive available material nonpublic information about the issuers of loans that also issue publicly traded securities, the Subadviser may have less information than other investors about certain of the loans in which it seeks to invest.

Loans trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may (i) impede the Portfolio’s ability to buy or sell loans; (ii) negatively affect the transaction price; (iii) affect the counterparty credit risk borne by the Portfolio; (iv) impede the Portfolio’s ability to timely vote or otherwise act with respect to loans; and (v) expose the Portfolio to adverse tax or regulatory consequences. The Portfolio’s transactions in loans may take longer than seven days to settle, which may affect the Portfolio’s process for meeting redemptions. The Portfolio may hold cash, sell securities or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

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When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Portfolio’s hedged position should increase. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

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Investment Company and Exchange Traded Fund Risk

Investments in open-end and closed-end investment companies and exchange traded funds, or ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio. The Portfolio also may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio’s return.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. Government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. Government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

Mortgage Dollar Roll Transactions Risk

Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the purchase is consummated. In addition, the Portfolio may incur higher transaction costs due to higher portfolio turnover. Mortgage dollar roll transactions may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

Short Sale and Short Position Risk

The Portfolio may sell short shares of a security when it continues to hold other shares of that same security or when it holds other securities convertible or exchangeable into the securities sold short, or the Portfolio may sell short securities it does not own. The Portfolio may also enter into a short position through other means, including futures contracts, swap agreements and other derivative positions. A portfolio may enter into a short sale or short position with respect to a security or reference instrument, in the case of a short position, when it expects the value of the security or reference instrument to decline. The Portfolio will incur a loss if the value of the security sold short or the reference instrument increases after the time the Portfolio entered into the short sale or short position. This loss may be equal to the increase in the value of the security sold short or the reference instrument from the time that the short sale or short position was opened plus any transaction costs associated with the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses, and short positions also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations to the Portfolio, causing a loss to the Portfolio. A portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short

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position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position. In addition, the Portfolio’s short sales and/or short positions may limit its ability to benefit fully from increases in the relevant securities markets. If the Portfolio borrows the securities that it sells short, the Portfolio is generally obligated to return the security to the lender at a later date and pay the lender of the security fees and any dividends or interest that accrue on the security during the period of the loan.

Reverse Repurchase Agreement Risk

Reverse repurchase agreements involve the sale of securities held by the Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements are subject to market risk, credit and counterparty risk and leveraging risk. Reverse repurchase agreements involve the risks that (i) the interest income earned from the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by a Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them and (iv) the securities will not be returned in a timely manner or at all.

The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities.

The Portfolio’s use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not used reverse repurchase agreements, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the interest income earned from the investment of the proceeds of the reverse repurchase agreement. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, that buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s obligations to repurchase the securities and the Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the

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principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

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Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange

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or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

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As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.40% for the first $1 billion of the Portfolio’s average daily net assets, 0.35% for the next $1 billion, 0.30% for the next $1 billion and 0.25% for amounts over $3 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.33% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

Contractual Fee Waiver

BIA has contractually agreed, for the period April 30, 2018 through April 30, 2019, to modify the Management Fee for each Class of the Portfolio to the annual rate of 0.37% of the first $1 billion of the Portfolio’s average daily net assets, 0.325% of the next $2.4 billion and 0.25% of amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April  30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Fee Waiver Arrangement

BlackRock has agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment by the Portfolio in any investment company, unit investment trust or other collective investment fund, registered or non-registered, for which BlackRock or any of its affiliates serves as investment adviser. BIA will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated

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because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.09% of the Portfolio’s average daily net assets.

BlackRock Advisors, LLC, is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc., and its global subsidiaries provide investment management and risk management services and had assets under management totaling approximately $6.3 trillion as of December 31, 2017. BlackRock, Inc., is located at 55 East 52nd Street, New York, New York 10055.

Rick Rieder, Bob Miller and David Rogal are jointly and primarily responsible for the day-to-day management of the Portfolio. Messrs. Rieder, Miller and Rogal are members of BlackRock’s Fundamental Fixed Income Portfolio Management Group (the “Group”), which leverages the individual expertise of the Group’s members. As part of the portfolio management process, the Group uses BlackRock’s risk management analytics to regularly evaluate the composition of the Portfolio.

Mr. Rieder, a manager of the Portfolio since 2010, has been Chief Investment Officer of Fixed Income, Fundamental Portfolios, and Head of the Corporate Credit Group and the Multi-Sector and Mortgages Group since 2010 and a Managing Director of BlackRock since 2009.

Mr. Miller, a manager of the Portfolio since 2011, has been a Managing Director of BlackRock since 2011.

Mr. Rogal, a manager of the Portfolio since 2017, has been a member of the US Multi-Sector Fixed Income team within BlackRock’s Global Fixed Income Group since 2009. Previously,

he was a member of BlackRock’s Multi-Asset Portfolio Strategies group, where he focused on various research and analytical projects, and was responsible for asset allocation analysis and liability-based portfolio structuring for taxable clients and prospects. Mr. Rogal joined BlackRock in 2006 as an analyst in the Financial Institutions Group.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B,

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Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

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Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such

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requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the

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redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the

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Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to

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manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

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Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which

BlackRock Bond Income Portfolio

34

current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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35

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

BlackRock Bond Income Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$106.00	$106.14		$110.97	$107.33	$115.27

Income (Loss) from Investment Operations
Net investment income (a)	3.18	2.76	(b)	2.73	3.18	3.36
Net realized and unrealized gain (loss) on investments	1.13	0.61		(2.08)	4.28	(4.07)

Total from investment operations	4.31	3.37		0.65	7.46	(0.71)

Less Distributions
Distributions from net investment income	(3.38)	(3.51)		(4.24)	(3.82)	(4.49)
Distributions from net realized capital gains	0.00	0.00		(1.24)	0.00	(2.74)

Total distributions	(3.38)	(3.51)		(5.48)	(3.82)	(7.23)

Net Asset Value, End of Period	$106.93	$106.00		$106.14	$110.97	$107.33

Total Return (%) (c)	4.10	3.12		0.59	7.08	(0.77)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.51	0.37		0.36	0.35	0.35
Gross ratio of expenses to average net assets excluding interest expense (%)	0.37	0.36		0.36	0.35	0.35
Net ratio of expenses to average net assets (%) (d)	0.51	0.37		0.36	0.35	0.35
Net ratio of expenses to average net assets excluding interest expense (%) (d)	0.37	0.36		0.36	0.35	0.35
Ratio of net investment income to average net assets (%)	2.98	2.56	(b)	2.50	2.91	3.07
Portfolio turnover rate (%)	615 (e)	571	(e)	824 (e)	679 (e)	801 (e)
Net assets, end of period (in millions)	$3,256.0	$3,187.2		$3,178.0	$3,686.9	$3,213.0

	Class B
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$104.12	$104.31		$109.16	$105.64	$113.56

Income (Loss) from Investment Operations
Net investment income (a)	2.86	2.45	(b)	2.42	2.87	3.05
Net realized and unrealized gain (loss) on investments	1.11	0.59		(2.05)	4.20	(4.01)

Total from investment operations	3.97	3.04		0.37	7.07	(0.96)

Less Distributions
Distributions from net investment income	(3.11)	(3.23)		(3.98)	(3.55)	(4.22)
Distributions from net realized capital gains	0.00	0.00		(1.24)	0.00	(2.74)

Total distributions	(3.11)	(3.23)		(5.22)	(3.55)	(6.96)

Net Asset Value, End of Period	$104.98	$104.12		$104.31	$109.16	$105.64

Total Return (%) (c)	3.85	2.86		0.34	6.81	(1.01)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76	0.62		0.61	0.60	0.60
Gross ratio of expenses to average net assets excluding interest expense (%)	0.62	0.61		0.61	0.60	0.60
Net ratio of expenses to average net assets (%) (d)	0.76	0.62		0.61	0.60	0.60
Net ratio of expenses to average net assets excluding interest expense (%) (d)	0.62	0.61		0.61	0.60	0.60
Ratio of net investment income to average net assets (%)	2.73	2.31	(b)	2.26	2.67	2.82
Portfolio turnover rate (%)	615 (e)	571	(e)	824 (e)	679 (e)	801 (e)
Net assets, end of period (in millions)	$514.5	$516.4		$514.1	$519.5	$488.1
Please see following page for Financial Highlights footnote legend.

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36

BlackRock Bond Income Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$105.03	$105.18		$110.00	$106.41	$114.32

Income (Loss) from Investment Operations
Net investment income (a)	2.99	2.57	(b)	2.55	3.00	3.18
Net realized and unrealized gain (loss) on investments	1.12	0.60		(2.07)	4.23	(4.04)

Total from investment operations	4.11	3.17		0.48	7.23	(0.86)

Less Distributions
Distributions from net investment income	(3.20)	(3.32)		(4.06)	(3.64)	(4.31)
Distributions from net realized capital gains	0.00	0.00		(1.24)	0.00	(2.74)

Total distributions	(3.20)	(3.32)		(5.30)	(3.64)	(7.05)

Net Asset Value, End of Period	$105.94	$105.03		$105.18	$110.00	$106.41

Total Return (%) (c)	3.95	2.98		0.44	6.92	(0.91)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65	0.52		0.51	0.50	0.50
Gross ratio of expenses to average net assets excluding interest expense (%)	0.52	0.51		0.51	0.50	0.50
Net ratio of expenses to average net assets (%) (d)	0.65	0.52		0.51	0.50	0.50
Net ratio of expenses to average net assets excluding interest expense (%) (d)	0.52	0.51		0.51	0.50	0.50
Ratio of net investment income to average net assets (%)	2.82	2.40	(b)	2.35	2.78	2.92
Portfolio turnover rate (%)	615 (e)	571	(e)	824 (e)	679 (e)	801 (e)
Net assets, end of period (in millions)	$110.4	$117.2		$126.2	$143.8	$150.7

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.01 per share and 0.01% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(e)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 168%, 178%, 278%, 276% and 267% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013 respectively.

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37

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

MetLife Aggregate Bond Index Portfolio

Class A, Class B, Class E and Class G Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

MetLife Aggregate Bond Index Portfolio

PORTFOLIO SUMMARY:

Investment Objective

To track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E		Class G
Management Fee	0.25%		0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%		0.30%
Other Expenses	0.03%		0.03%		0.03%		0.03%

Total Annual Portfolio Operating Expenses	0.28%		0.53%		0.43%		0.58%
Fee Waiver *	(0.01%	)	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses	0.27%		0.52%		0.42%		0.57%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.25% of the first $500 million of the Portfolio’s average daily net assets, 0.245% of the next $500 million, 0.24% of the next $1 billion and 0.235% of amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$28	$89	$157	$355
Class B	$53	$169	$296	$665
Class E	$43	$137	$240	$542
Class G	$58	$185	$324	$726

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) is a broad measure of the U.S. investment-grade fixed-income securities market. MetLife Investment Advisors, LLC (“MLIA” or “Subadviser”), subadviser to the Portfolio, will invest in a selected stratified sample of the bonds included in the Index. The bonds purchased for the Portfolio are chosen by MLIA to, as a group, reflect the composite performance of the Index. Although the Portfolio seeks to track the performance of the Index, its performance usually will not exactly match that of the Index because, among other things, the Portfolio incurs operating expenses. The Index is an unmanaged group of fixed-income securities, and therefore does not incur these expenses. The Portfolio may continue to hold debt securities that no longer are included in the Index, if, together with any money market instruments or cash, such holdings represent no more than 20% of the Portfolio’s net assets. The types of fixed-income securities generally included in the Index are U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities), debt obligations issued or guaranteed by U.S. corporations, debt obligations issued or guaranteed by foreign companies, sovereign governments, municipalities, governmental agencies or international agencies, asset-backed securities, residential and commercial mortgage-backed securities, and zero coupon securities.

MLIA, under normal circumstances, invests at least 80% of the Portfolio’s net assets in debt securities included in the Index.

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MLIA may rebalance the Portfolio due to, among other things, cash flows into and out of the Portfolio or changes in the Index.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.

Passive Management Risk.    In attempting to track the returns of an index, the Portfolio may be more susceptible to risks than an actively managed portfolio because it generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Sampling Error Risk.    To the extent the Portfolio holds only a subset of the index securities, the Portfolio is subject to the risk that its investment performance may not track that of the index as closely as it would if the Portfolio held every security in the index in the same proportions as the index.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

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4

Zero Coupon Securities Risk.    Zero coupon securities may experience greater volatility in market value due to changes in interest rates than other income-producing securities. As a result of owning these securities, the Portfolio may have to liquidate other portfolio securities at inopportune times to satisfy its distribution obligations and be eligible for treatment as a regulated investment company.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	4th – 2008	4.91%
Lowest Quarter	4th – 2016	-3.03%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	3.26%	1.83%	3.76%	—	—
Class B	2.96%	1.59%	3.50%	—	—
Class E	3.12%	1.70%	3.60%	—	—
Class G	2.94%	1.53%	N/A	3.27%	04-28-09
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)	3.54%	2.10%	4.01%	—	—

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    MetLife Investment Advisors, LLC, is the subadviser to the Portfolio.

Portfolio Managers.    Stacey Lituchy, CFA, Managing Director, and Jason Chapin, Director, are the managers of the Portfolio. Brian Leonard, Associate, is the assistant portfolio manager of the Portfolio. Ms. Lituchy has been the senior manager of the Portfolio since 2002. Mr. Chapin has been a manager of the Portfolio since 2016. Mr. Leonard has been an assistant portfolio manager since 2015.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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5

UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B, Class E and Class G shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to other mutual funds. The Portfolio in this Prospectus is separate from those mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s

MetLife Aggregate Bond Index Portfolio

6

return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

MetLife Aggregate Bond Index Portfolio

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may

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decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market interest rates, the value of such securities may decline or may underperform other obligations that may reset more quickly during periods of rising interest rates. During periods of declining interest rates, variable rate securities generally underperform comparable fixed rate securities because the interest rates on variable rate securities generally reset downward over time when interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Duration is an estimate of a bond or bond fund’s price sensitivity in response to changes in interest rates. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these securities. This may cause the value of the fixed income securities to decline and become more sensitive to changes in interest rates.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

The U.S. Government and the U.S. Federal Reserve have taken steps to support financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve has in the past reduced its market support activities. Further reduction or withdrawal of U.S. Federal Reserve or other governmental support, including interest rate increases, could reduce the value of debt securities in which the Portfolio invests.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The risks associated with rising interest rates are greater during periods when prevailing interest rates are at or near their historic lows.

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Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s actual or perceived ability to pay principal and interest on time. Some securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty that files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on any collateral the counterparty has provided to the Portfolio in respect of the counterparty’s obligations to the Portfolio or recovering collateral that the Portfolio has provided to the counterparty and is entitled to recover, and the Portfolio may lose all or a part of the income from such transactions. As a result, the value of your investment may be adversely affected.

Passive Management Risk

A Portfolio that attempts to track the returns of an index may be more susceptible to risks than an actively managed portfolio because a passively managed portfolio generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, fair value pricing, portfolio operating expenses, transaction costs, securities lending activities, net asset value rounding, contributions to and withdrawals from the Portfolio and delays in investing cash.

Sampling Error Risk

The Portfolio attempts to track the returns of an index by holding a subset of the index securities that, when taken together, are expected to perform similarly to the index as a whole. The index securities held by the Portfolio may not perform as expected. Therefore, the Portfolio is subject to the risk that its investment performance may not track that of the index as closely as it would if the Portfolio held every security in the index in the same proportions as the index.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

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Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

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To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the

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volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Zero Coupon Securities Risk

Zero coupon securities may experience greater volatility in market value due to changes in interest rates than other income-producing securities which make regular payments of interest in cash. A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. A Portfolio will accrue income on these securities for tax and accounting purposes whether or not the Portfolio receives cash payments at the time of such accruals. In such cases, the Portfolio could be required to liquidate other portfolio securities, including at a time when it is otherwise disadvantageous to do so, to satisfy the Portfolio’s distribution obligations in order to be eligible for treatment as a regulated investment company. These securities involve credit and interest rate risk, as the value of the interest payments could decline substantially by the time interest is actually paid.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may, at its discretion, sell a portfolio security to take advantage of more attractive investment opportunities, when it no longer meets the criteria used to implement the Portfolio’s investment strategy, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More

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detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could

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adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

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Index Description

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.25% of the Portfolio’s average daily net assets. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.24% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides

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additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.02% of the Portfolio’s average daily net assets.

MetLife Investment Advisors, LLC, is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. MLIA also manages investment assets for certain affiliated companies and other entities. As of December 31, 2017, MLIA managed approximately $13.1 billion in assets for the Trust. MLIA is located at One MetLife Way, Whippany, New Jersey 07981.

Stacey Lituchy, CFA, is the senior manager of the Portfolio. Jason Chapin is the manager of the Portfolio. Brian Leonard is the assistant portfolio manager of the Portfolio. Ms. Lituchy is a Managing Director of MLIA.

Ms. Lituchy has overseen the management of the Portfolio since 2002. She has been associated with MLIA and its affiliates since 2002, including as a Managing Director in the Investments Department of Metropolitan Life Insurance Company (“Metropolitan Life”).

Mr. Chapin has been the manager of the Portfolio since 2016. He is responsible for portfolio management, performance attribution, portfolio analysis and daily operations. Mr. Chapin has been associated with MLIA and its affiliates since 2001, including as an Associate Director in the Investments Department of Metropolitan Life.

Mr. Leonard has been an assistant portfolio manager of the Portfolio since 2015. He is responsible for assisting the portfolio manager in aspects of the portfolio management process such as portfolio analysis, daily performance reporting and cash management. Mr. Leonard has been associated with MLIA and its affiliates since 2008, including in the Investments Department of Metropolitan Life.

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Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions

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received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your

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investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

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Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

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The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

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Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets

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may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures

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approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

MetLife Aggregate Bond Index Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.87	$10.92	$11.22	$10.93	$11.59

Income (Loss) from Investment Operations
Net investment income (a)	0.27	0.27	0.28	0.29	0.29
Net realized and unrealized gain (loss) on investments	0.08	(0.01)	(0.25)	0.33	(0.55)

Total from investment operations	0.35	0.26	0.03	0.62	(0.26)

Less Distributions
Distributions from net investment income	(0.32)	(0.31)	(0.33)	(0.33)	(0.40)

Total distributions	(0.32)	(0.31)	(0.33)	(0.33)	(0.40)

Net Asset Value, End of Period	$10.90	$10.87	$10.92	$11.22	$10.93

Total Return (%) (b)	3.26	2.35	0.25	5.81	(2.33)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.28	0.28	0.28	0.28	0.28
Net ratio of expenses to average net assets (%) (c)	0.27	0.27	0.27	0.28	0.28
Ratio of net investment income to average net assets (%)	2.50	2.39	2.48	2.62	2.65
Portfolio turnover rate (%)	22	16	18	13	18
Net assets, end of period (in millions)	$1,373.3	$1,299.2	$1,177.2	$1,008.2	$797.4

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.65	$10.70	$10.99	$10.72	$11.37

Income (Loss) from Investment Operations
Net investment income (a)	0.24	0.23	0.24	0.26	0.26
Net realized and unrealized gain (loss) on investments	0.07	0.01	(0.23)	0.32	(0.54)

Total from investment operations	0.31	0.24	0.01	0.58	(0.28)

Less Distributions
Distributions from net investment income	(0.29)	(0.29)	(0.30)	(0.31)	(0.37)

Total distributions	(0.29)	(0.29)	(0.30)	(0.31)	(0.37)

Net Asset Value, End of Period	$10.67	$10.65	$10.70	$10.99	$10.72

Total Return (%) (b)	2.96	2.14	0.09	5.48	(2.53)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.53	0.53	0.53	0.53	0.53
Net ratio of expenses to average net assets (%) (c)	0.52	0.52	0.52	0.53	0.53
Ratio of net investment income to average net assets (%)	2.25	2.14	2.23	2.37	2.40
Portfolio turnover rate (%)	22	16	18	13	18
Net assets, end of period (in millions)	$953.7	$974.5	$973.6	$997.1	$964.2

Please see following page for Financial Highlights footnote legend.

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MetLife Aggregate Bond Index Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.81	$10.86	$11.15	$10.87	$11.52

Income (Loss) from Investment Operations
Net investment income (a)	0.25	0.25	0.26	0.27	0.28
Net realized and unrealized gain (loss) on investments	0.09	(0.01)	(0.24)	0.33	(0.55)

Total from investment operations	0.34	0.24	0.02	0.60	(0.27)

Less Distributions
Distributions from net investment income	(0.31)	(0.29)	(0.31)	(0.32)	(0.38)

Total distributions	(0.31)	(0.29)	(0.31)	(0.32)	(0.38)

Net Asset Value, End of Period	$10.84	$10.81	$10.86	$11.15	$10.87

Total Return (%) (b)	3.12	2.19	0.19	5.58	(2.41)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.43	0.43	0.43	0.43	0.43
Net ratio of expenses to average net assets (%) (c)	0.42	0.42	0.42	0.43	0.43
Ratio of net investment income to average net assets (%)	2.35	2.24	2.33	2.47	2.50
Portfolio turnover rate (%)	22	16	18	13	18
Net assets, end of period (in millions)	$59.9	$61.5	$67.0	$76.9	$82.2

	Class G
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.61	$10.67	$10.97	$10.70	$11.35

Income (Loss) from Investment Operations
Net investment income (a)	0.23	0.23	0.24	0.25	0.26
Net realized and unrealized gain (loss) on investments	0.08	0.00	(0.25)	0.33	(0.54)

Total from investment operations	0.31	0.23	(0.01)	0.58	(0.28)

Less Distributions
Distributions from net investment income	(0.29)	(0.29)	(0.29)	(0.31)	(0.37)

Total distributions	(0.29)	(0.29)	(0.29)	(0.31)	(0.37)

Net Asset Value, End of Period	$10.63	$10.61	$10.67	$10.97	$10.70

Total Return (%) (b)	2.94	2.09	(0.06)	5.46	(2.57)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	0.58	0.58	0.58	0.58
Net ratio of expenses to average net assets (%) (c)	0.57	0.57	0.57	0.58	0.58
Ratio of net investment income to average net assets (%)	2.20	2.09	2.18	2.32	2.35
Portfolio turnover rate (%)	22	16	18	13	18
Net assets, end of period (in millions)	$332.6	$325.7	$257.7	$223.3	$169.1

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Western Asset Management Strategic Bond Opportunities Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Western Asset Management Strategic Bond Opportunities Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

To maximize total return consistent with preservation of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.04%	0.04%	0.04%

Total Annual Portfolio Operating Expenses	0.60%	0.85%	0.75%
Fee Waiver *	(0.06%)	(0.06%)	(0.06%)

Net Operating Expenses	0.54%	0.79%	0.69%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% of the first $500 million of the Portfolio’s average daily net assets, 0.525% of the next $500 million, 0.500% of the next $1 billion and 0.475% of amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$55	$187	$330	$746
Class B	$81	$266	$467	$1,047
Class E	$71	$234	$412	$927

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies

Western Asset Management Company (“Western Asset” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in three classes of bonds and other fixed-income securities: (1) U.S. investment grade securities, including U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities) and mortgage-backed securities and other asset-backed securities, and foreign investment grade corporate debt; (2) U.S. and foreign high yield debt of any kind (commonly known as “junk bonds”); and/or (3) foreign government securities. The mortgage- and asset-backed securities in which the Portfolio may invest include those guaranteed or issued by the Government National Mortgage Association or the Federal National Mortgage Association, as well as privately issued mortgage- and asset-backed securities, including collateralized mortgage obligations and collateralized debt obligations.

Depending on market conditions, the Portfolio may invest without limit in high yield debt, which involves significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than investments in higher-quality securities. Although Western Asset does not anticipate investing in excess of 75% of the Portfolio’s assets in domestic and emerging market debt securities that are rated below investment grade, the Portfolio may invest a greater percentage in such securities when, in the opinion of Western Asset, the

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yield available from such securities outweighs their additional risks.

The Portfolio may invest up to 100% of its assets in foreign securities, including emerging markets.

The Portfolio may also invest in Treasury Inflation Protected Securities and other inflation-linked bonds, repurchase agreements, mortgage dollar rolls, forward commitments, when-issued securities and delayed delivery securities and bank loans.

The Portfolio may invest in derivatives to obtain investment exposure, enhance return, or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. The Portfolio may use such derivatives as options, options on futures contracts, currency-related derivatives, swaps, credit default swaps, structured notes and inverse floaters for these purposes. These instruments may be used for any investment purpose, including, for example, in an attempt to adjust the Portfolio’s duration or to lower its exposure to certain risks (e.g., changes in interest rates).

Investment Selection

Western Asset’s investment approach revolves around an investment outlook developed by a team of senior professionals that reviews developments in the economy and the markets and establishes a recommended portfolio structure, including targets for duration, yield curve exposure and sector allocation.

Western Asset’s investment team implements the strategy in a manner consistent with the investment policies of the Portfolio, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities.

The duration of the Portfolio will generally be approximately 3 to 7 years.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

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Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations. The inflation-protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Collateralized Obligations Risk.    Collateralized obligations are subject to varying degrees of credit and counterparty risk. The Portfolio’s credit and counterparty risk increases if its interests are subordinate to other holders’ interests.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Loan Investment Risk.    Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling loans that are illiquid or are less actively traded. Loans are also subject to the risk that borrowers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. There may be a limited amount of public information about the loans in which the Portfolio may invest. Purchases and sales of loans are generally subject to contractual restrictions that may impede the Portfolio’s ability to buy or sell loans and may negatively affect the transaction price. Loan transactions may take longer than seven days to settle, and the Portfolio may hold cash, sell investments, or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs. The Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to any loans it owns in the event of fraud or misrepresentation by a borrower. The Portfolio’s purchase and sale of loans may involve the risk of market manipulation by a borrower. Any investments in below investment grade loans and other debt securities expose a

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portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio sell portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	13.24%
Lowest Quarter	3rd – 2008	-6.68%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	8.23%	4.25%	6.32%
Class B	7.93%	3.99%	6.06%
Class E	7.98%	4.10%	6.16%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)	3.54%	2.10%	4.01%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Western Asset Management Company is the subadviser to the Portfolio.

Portfolio Managers.     The Portfolio has been managed since 2006 by a team at Western Asset. This team is led by S. Kenneth Leech, Chief Investment Officer, along with Carl L. Eichstaedt*, Portfolio Manager, Mark Lindbloom, Portfolio Manager, Michael Buchanan, Portfolio Manager and Annabel Rudebeck, Head of Non-US Credit. Messrs. Eichstaedt, Lindbloom and Buchanan have been on the team since 2006. Ms. Rudebeck and Mr. Leech have been on the team since April 2018 and 2014, respectively.

*	It is anticipated that Mr. Eichstaedt will step down as a member of the Portfolio’s portfolio management team effective on or about March 31, 2019.

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Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

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Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased

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primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market interest rates, the value of such securities may decline or may underperform other obligations that may reset more quickly during periods of rising interest rates. During periods of declining interest rates, variable rate securities generally underperform comparable fixed rate securities because the interest rates on variable rate securities generally reset downward over time when interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Duration is an estimate of a bond or bond fund’s price sensitivity in response to changes in interest rates. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these securities. This may cause the value of the fixed income securities to decline and become more sensitive to changes in interest rates.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

The U.S. Government and the U.S. Federal Reserve have taken steps to support financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve has in the past reduced its market support activities. Further reduction or withdrawal of U.S. Federal Reserve or other governmental support, including interest rate increases, could reduce the value of debt securities in which the Portfolio invests.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The risks associated with rising interest rates are greater during periods when prevailing interest rates are at or near their historic lows.

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Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s actual or perceived ability to pay principal and interest on time. Some securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty that files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on any collateral the counterparty has provided to the Portfolio in respect of the counterparty’s obligations to the Portfolio or recovering collateral that the Portfolio has provided to the counterparty and is entitled to recover, and the Portfolio may lose all or a part of the income from such transactions. As a result, the value of your investment may be adversely affected.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in

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the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose withholding and other taxes, some of which may be confiscatory, on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

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The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries. Many emerging market countries are heavily dependent on international trade and have fewer trading partners than developed countries, which makes them more sensitive to world commodity prices and economic downturns in other countries.

The fiscal and monetary policies of emerging market countries may result in sudden or high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds,” are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit and

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counterparty risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact

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of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Collateralized Obligations Risk

Collateralized obligations, including collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”), are subject to varying degrees of credit and counterparty risk depending on their level of credit protection and when they are entitled to receive payments of principal and interest. If the Portfolio purchases CBOs, CLOs or other CDOs that are subordinated to other interests in the same pool of debt securities, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the securities underlying CBOs, CLOs and other CDOs may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of CBOs, CLOs and other CDOs and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as high yield debt.

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Mortgage Dollar Roll Transactions Risk

Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the purchase is consummated. In addition, the Portfolio may incur higher transaction costs due to higher portfolio turnover. Mortgage dollar roll transactions may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Loan Investment Risk

Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. It is possible that these investments may also expose the Portfolio to the credit and counterparty risk of the financial or other institution from which or to whom the Portfolio purchases or sells loans. Economic and other events can reduce the demand for certain loans or loans generally, which may reduce market prices and cause the Portfolio’s share price to fall. The frequency and magnitude of such changes cannot be predicted. In addition, the market for some loans may be illiquid and, consequently, the Portfolio may have difficulty valuing and selling these investments. The Portfolio may be dependent on third parties to enforce its rights against underlying borrowers.

Any investments in below investment grade floating rate loans and floating rate and other debt securities are considered speculative because of the credit and counterparty risk of their borrowers and issuers and would expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Changes in economic conditions or other circumstances are more likely to reduce the capacity of borrowers and issuers of lower rated investments to make principal and interest payments. Such borrowers and issuers are also more likely to default on their payments of interest and principal owed than borrowers and issuers of investment grade loans and debt securities. Such defaults could reduce the Portfolio’s share price and income distributions. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt security may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which could adversely affect the loan’s value.

Although loans and other debt securities may be adversely affected by rising interest rates, the floating rate feature of certain loans and debt securities may reduce this risk. Declines in prevailing interest rates may increase prepayments of loans and other debt securities and may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in loans or debt securities with lower yields. Debt securities that do not make regular payments of interest may experience greater volatility in response to changes in interest rates. No active trading market may exist for certain loans, which may impair the ability of the Portfolio to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.

There is typically a limited amount of public information available about loans because loans normally are not registered with the Securities and Exchange Commission or any state securities commission or listed on any securities exchange. Certain of the loans in which the Portfolio may invest may not be considered “securities,” and therefore the Portfolio may not

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be entitled to rely on the anti-fraud protections of the federal securities laws with respect to those loans in the event of fraud or misrepresentation by a borrower. The Portfolio may come into possession of material, non-public information about a borrower as a result of the Portfolio’s ownership of a loan or other floating-rate instrument of the borrower. Because of prohibitions on trading in securities of issuers while in possession of material, non-public information, the Portfolio might be unable to enter into a transaction in a publicly-traded security of the borrower when it would otherwise be advantageous to do so. If the Subadviser declines to receive available material nonpublic information about the issuers of loans that also issue publicly traded securities, the Subadviser may have less information than other investors about certain of the loans in which it seeks to invest.

Loans trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may (i) impede the Portfolio’s ability to buy or sell loans; (ii) negatively affect the transaction price; (iii) affect the counterparty credit risk borne by the Portfolio; (iv) impede the Portfolio’s ability to timely vote or otherwise act with respect to loans; and (v) expose the Portfolio to adverse tax or regulatory consequences. The Portfolio’s transactions in loans may take longer than seven days to settle, which may affect the Portfolio’s process for meeting redemptions. The Portfolio may hold cash, sell securities or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs.

Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio sell portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio

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will segregate or “earmark” liquid assets in an amount equal to the full notional amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Portfolio’s hedged position should increase. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under

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the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless

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an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives.

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Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

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For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.65% for the first $500 million of the Portfolio’s average daily net assets and 0.55% for amounts over $500 million. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.51% of the Portfolio’s average daily net assets.

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A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.15% of the Portfolio’s average daily net assets.

Western Asset Management Company, established in 1971, acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total U.S. assets under management by Western Asset were approximately $360.7 billion as of December 31, 2017. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

Western Asset may delegate to its affiliate, Western Asset Management Company Limited (“Western Asset Limited”), any of its responsibilities with respect to transactions in foreign currencies and debt securities denominated in foreign currencies. Western Asset Limited acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset Limited were

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approximately $36.9 billion as of December 31, 2017. The address of Western Asset Limited is 10 Exchange Square, Primrose Street, London, England EC2A-2EN.

The Portfolio has been managed since 2006 by a team of investment professionals at Western Asset. This team is led by Chief Investment Officer S. Kenneth Leech, along with Portfolio Managers Carl L. Eichstaedt, Mark Lindbloom, Michael Buchanan and Annabel Rudebeck.

Messrs. Leech and Eichstaedt have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Lindbloom joined Western Asset in 2006. Mr. Buchanan joined Western Asset in 2005. Annabel Rudebeck is Head of Non-US Credit at Western Asset and is a member of Western Asset’s Global Investment Strategy Committee and Global Credit Committee and leads the Global Credit Team in London. Prior to joining Western Asset in 2016, Ms. Rudebeck served as Senior Partner and Head of Global Investment-Grade Credit at Rogge Global Partners.

Mr. Leech is responsible for strategic oversight of the Portfolio's investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests. Messrs. Eichstaedt, Lindbloom, and Buchanan and Ms. Rudebeck are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. It is anticipated that Mr. Eichstaedt will step down as a member of the Portfolio’s portfolio management team effective on or about March 31, 2019.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio

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Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also

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declared and distributed at least annually. Distributions are paid to the Insurance Companies' Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

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In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that

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Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are

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typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on

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a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Western Asset Management Strategic Bond Opportunities Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$13.40	$12.53		$13.43	$13.45	$13.98

Income (Loss) from Investment Operations
Net investment income (a)	0.67	0.62	(b)	0.59	0.64	0.63
Net realized and unrealized gain (loss) on investments	0.41	0.45		(0.80)	0.09	(0.47)

Total from investment operations	1.08	1.07		(0.21)	0.73	0.16

Less Distributions
Distributions from net investment income	(0.55)	(0.20)		(0.69)	(0.75)	(0.69)

Total distributions	(0.55)	(0.20)		(0.69)	(0.75)	(0.69)

Net Asset Value, End of Period	$13.93	$13.40		$12.53	$13.43	$13.45

Total Return (%) (c)	8.23	8.55		(1.72)	5.47	1.09

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	0.60		0.63	0.65	0.66
Net ratio of expenses to average net assets (%) (d)	0.54	0.54		0.59	0.61	0.62
Ratio of net investment income to average net assets (%)	4.88	4.74	(b)	4.51	4.77	4.65
Portfolio turnover rate (%)	139 (e)	86		99 (e)	98 (e)	132 (e)
Net assets, end of period (in millions)	$2,305.0	$2,239.2		$1,070.0	$982.6	$682.7

	Class B
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$13.29	$12.46		$13.35	$13.37	$13.90

Income (Loss) from Investment Operations
Net investment income (a)	0.63	0.58	(b)	0.56	0.61	0.59
Net realized and unrealized gain (loss) on investments	0.41	0.45		(0.80)	0.08	(0.46)

Total from investment operations	1.04	1.03		(0.24)	0.69	0.13

Less Distributions
Distributions from net investment income	(0.52)	(0.20)		(0.65)	(0.71)	(0.66)

Total distributions	(0.52)	(0.20)		(0.65)	(0.71)	(0.66)

Net Asset Value, End of Period	$13.81	$13.29		$12.46	$13.35	$13.37

Total Return (%) (c)	7.93	8.30		(2.00)	5.29	0.83

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85	0.85		0.88	0.90	0.91
Net ratio of expenses to average net assets (%) (d)	0.79	0.79		0.84	0.86	0.87
Ratio of net investment income to average net assets (%)	4.63	4.43	(b)	4.25	4.53	4.39
Portfolio turnover rate (%)	139 (e)	86		99 (e)	98 (e)	132 (e)
Net assets, end of period (in millions)	$919.1	$911.7		$189.9	$220.7	$238.4

Please see following page for Financial Highlights footnote legend.

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Western Asset Management Strategic Bond Opportunities Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$13.33	$12.48		$13.38	$13.39	$13.93

Income (Loss) from Investment Operations
Net investment income (a)	0.65	0.59	(b)	0.57	0.62	0.61
Net realized and unrealized gain (loss) on investments	0.40	0.46		(0.81)	0.09	(0.48)

Total from investment operations	1.05	1.05		(0.24)	0.71	0.13

Less Distributions
Distributions from net investment income	(0.53)	(0.20)		(0.66)	(0.72)	(0.67)

Total distributions	(0.53)	(0.20)		(0.66)	(0.72)	(0.67)

Net Asset Value, End of Period	$13.85	$13.33		$12.48	$13.38	$13.39

Total Return (%) (c)	7.98	8.47		(1.90)	5.40	0.94

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75	0.75		0.78	0.80	0.81
Net ratio of expenses to average net assets (%) (d)	0.69	0.69		0.74	0.76	0.77
Ratio of net investment income to average net assets (%)	4.73	4.52	(b)	4.35	4.63	4.49
Portfolio turnover rate (%)	139 (e)	86		99 (e)	98 (e)	132 (e)
Net assets, end of period (in millions)	$269.8	$289.4		$50.8	$59.5	$66.2

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(e)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 79%, 71%, 57% and 62% for the years ended December 31, 2017, 2015, 2014 and 2013 respectively.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

Western Asset Management U.S. Government Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Western Asset Management U.S. Government Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

To maximize total return consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.47%		0.47%		0.47%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.02%		0.02%		0.02%

Total Annual Portfolio Operating Expenses	0.49%		0.74%		0.64%
Fee Waiver *	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses	0.48%		0.73%		0.63%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the first $200 million of the Portfolio’s average daily net assets, 0.50% of the next $300 million, 0.45% of the next $500 million, 0.44% of the next $1 billion and 0.43% of amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$49	$157	$274	$616
Class B	$75	$236	$412	$920
Class E	$65	$204	$357	$799

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 208% of the average value of its portfolio.

Principal Investment Strategies

Western Asset Management Company (“Western Asset” or “Subadviser”), subadviser to the Portfolio, generally invests at least 80% of the net assets of the Portfolio in U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities), including repurchase agreements collateralized by U.S. Government securities. The Portfolio may also invest up to 10% of its total assets in investment grade fixed-income securities that are not U.S. Government securities, including collateralized mortgage obligations and collateralized debt obligations. The Portfolio may also invest in derivatives and mortgage dollar rolls.

The Portfolio may invest in derivatives to obtain investment exposure, enhance return, or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. The Portfolio may use such derivatives as options, options on futures contracts, currency-related derivatives, swaps, structured notes and inverse floaters for these purposes. These instruments may be used for any investment purpose, including, for example, in an attempt to adjust the Portfolio’s duration or to lower its exposure to certain risks (e.g., changes in interest rates).

Investment Selection

Western Asset’s investment approach revolves around an investment outlook developed by a team of senior professionals that reviews developments in the economy

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and the markets and establishes a recommended portfolio structure, including targets for duration, yield curve exposure and sector allocation. Assets are allocated among various classes of securities, including U.S. Treasury Securities and securities of agencies or instrumentalities of the U.S. Government, Treasury Inflation Protected Securities, mortgage-backed assets and investment grade fixed-income securities. The mortgage- and asset-backed securities in which the Portfolio may invest include those guaranteed or issued by the Government National Mortgage Association or the Federal National Mortgage Association, as well as privately issued mortgage- and asset-backed securities, including collateralized mortgage obligations and collateralized debt obligations.

Western Asset’s investment team implements the strategy in a manner consistent with the investment policies of the Portfolio, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities.

The duration of the Portfolio will normally be between 2 and 5 years.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations. The inflation-protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. These securities are also subject to the risk that issuers will prepay the principal

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more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Collateralized Obligations Risk.    Collateralized obligations are subject to varying degrees of credit and counterparty risk. The Portfolio’s credit and counterparty risk increases if its interests are subordinate to other holders’ interests.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2010	3.63%
Lowest Quarter	4th – 2016	-2.09%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	1.93%	1.17%	2.43%
Class B	1.68%	0.92%	2.18%
Class E	1.77%	1.03%	2.28%
Bloomberg Barclays U.S. Intermediate Government Bond Index (reflects no deduction for mutual fund fees or expenses)	1.14%	0.92%	2.70%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    Western Asset Management Company is the subadviser to the Portfolio.

Portfolio Managers.    The Portfolio has been managed since 2006 by a team at Western Asset. This team is led by S. Kenneth Leech, Chief Investment Officer, Mark Lindbloom, Portfolio Manager and Frederick Marki, Portfolio Manager. Messrs. Lindbloom and Marki have been on the team since 2006, and Mr. Leech has been on the team since 2014.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies

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affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

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Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased

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primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market interest rates, the value of such securities may decline or may underperform other obligations that may reset more quickly during periods of rising interest rates. During periods of declining interest rates, variable rate securities generally underperform comparable fixed rate securities because the interest rates on variable rate securities generally reset downward over time when interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Duration is an estimate of a bond or bond fund’s price sensitivity in response to changes in interest rates. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these securities. This may cause the value of the fixed income securities to decline and become more sensitive to changes in interest rates.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

The U.S. Government and the U.S. Federal Reserve have taken steps to support financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve has in the past reduced its market support activities. Further reduction or withdrawal of U.S. Federal Reserve or other governmental support, including interest rate increases, could reduce the value of debt securities in which the Portfolio invests.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The risks associated with rising interest rates are greater during periods when prevailing interest rates are at or near their historic lows.

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Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s actual or perceived ability to pay principal and interest on time. Some securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty that files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on any collateral the counterparty has provided to the Portfolio in respect of the counterparty’s obligations to the Portfolio or recovering collateral that the Portfolio has provided to the counterparty and is entitled to recover, and the Portfolio may lose all or a part of the income from such transactions. As a result, the value of your investment may be adversely affected.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

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Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

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Collateralized Obligations Risk

Collateralized obligations, including collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”), are subject to varying degrees of credit and counterparty risk depending on their level of credit protection and when they are entitled to receive payments of principal and interest. If the Portfolio purchases CBOs, CLOs or other CDOs that are subordinated to other interests in the same pool of debt securities, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the securities underlying CBOs, CLOs and other CDOs may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of CBOs, CLOs and other CDOs and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as high yield debt.

Mortgage Dollar Roll Transactions Risk

Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the purchase is consummated. In addition, the Portfolio may incur higher transaction costs due to higher portfolio turnover. Mortgage dollar roll transactions may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security. Conversely, such hedging transactions limit the opportunity for gain if the value of the Portfolio’s hedged position should increase. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market

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conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all

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limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives.

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Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by BIA. The Portfolio may use any cash collateral it receives to invest in short-term investments, including repurchase agreements with respect to equity securities. The value of the securities on loan may change each business day. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following a change in the value of the securities on loan, but the Portfolio remains subject to the risk that the collateral declines in value or that the borrower fails to provide additional collateral when required under the policy. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent the Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers,

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counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and

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repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Bloomberg Barclays U.S. Intermediate Government Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations having maturities between one and ten years.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.55% for the first $500 million of the Portfolio’s average daily net assets and 0.45% for amounts over $500 million. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.46% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio

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will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.11% of the Portfolio’s average daily net assets.

Western Asset Management Company, established in 1971, acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $442.2 billion as of December 31, 2017. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

The Portfolio has been managed since 2006 by a team of investment professionals at Western Asset. This team is led by Chief Investment Officer S. Kenneth Leech, along with Portfolio Managers Mark Lindbloom and Frederick Marki.

Mr. Leech has served as a Portfolio Manager for Western Asset for over 10 years. Mr. Lindbloom joined Western Asset in 2006. Mr. Marki joined Western Asset in 2005.

Mr. Leech is responsible for strategic oversight of the Portfolio’s investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests. Messrs. Lindbloom and Marki are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC,

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located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

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Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were

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found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of

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seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage

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the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments

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and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of

Western Asset Management U.S. Government Portfolio

25

methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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26

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Western Asset Management U.S. Government Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.74	$11.90	$12.11	$12.01	$12.36

Income (Loss) from Investment Operations
Net investment income (a)	0.20	0.21	0.17	0.16	0.13
Net realized and unrealized gain (loss) on investments	0.03	(0.05)	(0.10)	0.17	(0.22)

Total from investment operations	0.23	0.16	0.07	0.33	(0.09)

Less Distributions
Distributions from net investment income	(0.32)	(0.32)	(0.28)	(0.23)	(0.26)

Total distributions	(0.32)	(0.32)	(0.28)	(0.23)	(0.26)

Net Asset Value, End of Period	$11.65	$11.74	$11.90	$12.11	$12.01

Total Return (%) (b)	1.93	1.28	0.57	2.81	(0.74)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.50	0.50	0.49	0.49	0.49
Net ratio of expenses to average net assets (%) (c)	0.48	0.48	0.48	0.48	0.48
Ratio of net investment income to average net assets (%)	1.72	1.77	1.44	1.35	1.05
Portfolio turnover rate (%)	208 (d)	199 (d)	215 (d)	194 (d)	317 (d)
Net assets, end of period (in millions)	$1,742.8	$1,735.3	$1,830.7	$2,263.8	$2,094.9

	Class B
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.68	$11.84	$12.04	$11.95	$12.29

Income (Loss) from Investment Operations
Net investment income (a)	0.17	0.18	0.14	0.13	0.10
Net realized and unrealized gain (loss) on investments	0.03	(0.05)	(0.09)	0.16	(0.21)

Total from investment operations	0.20	0.13	0.05	0.29	(0.11)

Less Distributions
Distributions from net investment income	(0.29)	(0.29)	(0.25)	(0.20)	(0.23)

Total distributions	(0.29)	(0.29)	(0.25)	(0.20)	(0.23)

Net Asset Value, End of Period	$11.59	$11.68	$11.84	$12.04	$11.95

Total Return (%) (b)	1.68	1.02	0.31	2.55	(0.91)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75	0.75	0.74	0.74	0.74
Net ratio of expenses to average net assets (%) (c)	0.73	0.73	0.73	0.73	0.73
Ratio of net investment income to average net assets (%)	1.47	1.52	1.20	1.10	0.80
Portfolio turnover rate (%)	208 (d)	199 (d)	215 (d)	194 (d)	317 (d)
Net assets, end of period (in millions)	$417.1	$432.1	$463.5	$493.2	$524.9

Please see following page for Financial Highlights footnote legend.

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27

Western Asset Management U.S. Government Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.70	$11.85	$12.06	$11.97	$12.31

Income (Loss) from Investment Operations
Net investment income (a)	0.18	0.19	0.16	0.14	0.11
Net realized and unrealized gain (loss) on investments	0.03	(0.04)	(0.11)	0.16	(0.21)

Total from investment operations	0.21	0.15	0.05	0.30	(0.10)

Less Distributions
Distributions from net investment income	(0.30)	(0.30)	(0.26)	(0.21)	(0.24)

Total distributions	(0.30)	(0.30)	(0.26)	(0.21)	(0.24)

Net Asset Value, End of Period	$11.61	$11.70	$11.85	$12.06	$11.97

Total Return (%) (b)	1.77	1.20	0.40	2.56	(0.75)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65	0.65	0.64	0.64	0.64
Net ratio of expenses to average net assets (%) (c)	0.63	0.63	0.63	0.63	0.63
Ratio of net investment income to average net assets (%)	1.57	1.62	1.30	1.20	0.90
Portfolio turnover rate (%)	208 (d)	199 (d)	215 (d)	194 (d)	317 (d)
Net assets, end of period (in millions)	$22.9	$25.2	$28.1	$33.0	$37.9

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(d)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 57%, 86%, 87%, 68% and 137% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

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28

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

BRIGHTHOUSE FUNDS

TRUST II

BlackRock Ultra-Short Term Bond Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

April 30, 2018

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

BlackRock Ultra-Short Term Bond Portfolio

PORTFOLIO SUMMARY:

Investment Objective

High level of current income consistent with preservation of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.04%	0.04%	0.04%

Total Annual Portfolio Operating Expenses	0.39%	0.64%	0.54%
Fee Waiver *	(0.03%)	(0.03%)	(0.03%)

Net Operating Expenses	0.36%	0.61%	0.51%

*	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% of the first $1 billion of the Portfolio’s average daily net assets and 0.300% of amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$37	$122	$216	$491
Class B	$63	$202	$355	$797
Class E	$52	$171	$299	$676

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

BlackRock Advisors, LLC (“BlackRock” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in fixed-income securities, which includes money market instruments. The Portfolio may invest in the highest quality short-term money market instruments and in U.S. Government Securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities). The Portfolio may also invest in commercial paper and asset-backed securities, including private placement transactions. The Portfolio also may invest in U.S. dollar-denominated securities issued by foreign companies or banks or their U.S. affiliates. The Portfolio may invest all of its assets in any one type of security.

The Portfolio may also invest in repurchase agreements.

The Portfolio concentrates its investments in obligations of domestic banks, including foreign branches of U.S. banks guaranteed by a U.S. bank, and U.S. branches of foreign banks. The Portfolio expects that investments in such obligations will consist principally of obligations that are issued by U.S. branches of foreign banks for sale in the United States. The Portfolio also may invest up to 25% of its total assets in obligations of foreign banks located abroad and obligations of foreign branches of domestic banks not having a guarantee of a U.S. bank.

The Portfolio is not a money market fund and does not seek to maintain a stable net asset value of $1.00

3

per share. Accordingly, the Portfolio is not required to be managed in accordance with the credit quality, liquidity, diversification or other limitations imposed on money market funds by applicable law.

Investment Selection

The Portfolio invests in short-term U.S. Government Securities and corporate and asset-backed securities rated, at the time of purchase, in the highest rating category by any two of Standard & Poor’s, Moody’s, or any other nationally recognized rating services (or by one rating service if only one such rating service has rated the security). The Portfolio may also invest in unrated securities determined by BlackRock to be of comparable quality. Such securities include short-term corporate debt securities such as commercial paper, asset-backed securities, bank certificates of deposit, banker’s acceptances and master demand notes.

Under normal circumstances, the Portfolio will invest primarily in fixed and floating-rate securities maturing in 397 days or less from the date of purchase and the dollar-weighted average maturity of the Portfolio’s investments as calculated by BlackRock is expected to be 60 days or less.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded or an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy. If a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on or recovering collateral and may lose all or a part of the income from the transaction.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Financial Services Risk.     The Portfolio may invest a significant portion of its assets in the financial services sector and, therefore, may be more susceptible to the

BlackRock Ultra-Short Term Bond Portfolio

4

particular risks that affect companies in that sector than if it were invested in a wider variety of companies in unrelated sectors. Financial services companies may be negatively affected by, among other things, changes in economic and market conditions, including the credit cycle; new or revised regulations; interest rate changes or volatility; undiversified loan portfolios which may concentrate risk in areas, such as real estate; exposure to investments or agreements (e.g., sub-prime loans) which, under certain circumstances, may lead to losses; increased competition in the financial services sector; and systemic risk, including, among other things, the failure of another significant financial institution or material disruptions to the credit markets as companies in the financial services markets may be particularly reliant on the short term credit markets and/or the ability to refinance their debts.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective May 1, 2016, the Portfolio ceased being a money market fund operated in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2007	1.28%
Lowest Quarter	*	*

*	The lowest quarterly return was 0.00% for the 1st quarter of 2010, each quarter of 2011 through 2015, and the 1st quarter of 2016.

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years
Class A	0.89%	0.25%	0.45%
Class B	0.63%	0.15%	0.36%
Class E	0.73%	0.19%	0.39%
Bank of America / Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for mutual fund fees or expenses)	0.86%	0.27%	0.39%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Subadviser.    BlackRock Advisors, LLC, is the subadviser to the Portfolio.

Portfolio Managers.    Richard Mejzak, CFA and Managing Director of BlackRock, and Eric Hiatt, Director of BlackRock, are lead portfolio managers of the Portfolio and primarily responsible for the day-to-day management of the Portfolio. Edward C. Ingold, CFA and Vice President of BlackRock, is a portfolio manager of the Portfolio. Messrs. Mejzak, Hiatt and Ingold have been managers of the Portfolio since 2016.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

BlackRock Ultra-Short Term Bond Portfolio

5

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

BlackRock Ultra-Short Term Bond Portfolio

6

UNDERSTANDING THE TRUST

Brighthouse Funds Trust II (the “Trust”) is an open-end management investment company that offers a selection of 29 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of insurance companies, including insurance companies affiliated with BIA (collectively, the “Insurance Companies”), to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers. In addition, because the Portfolio ceased being a money market fund effective May 1, 2016, performance for periods subsequent to that date may differ from what the Portfolio’s performance would have been had it continued to operate as a money market fund.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.
Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of

BlackRock Ultra-Short Term Bond Portfolio

7

Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there may be additional risks or other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. None of this Prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder or group of shareholders, Contract owner or other person other than any rights conferred explicitly by federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater volatility.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. The market for certain investments may become less liquid or illiquid in response to market developments or adverse investor perceptions, without regard to the financial condition of or specific events impacting the issuer of the security. When there are no or few willing buyers for an investment, the Portfolio may be unable to sell that investment at a desirable time or price or may not be able to sell it at all, which would have a negative effect on the Portfolio’s performance. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Portfolio to value illiquid investments than more liquid investments. There is also a risk that the Portfolio will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at unfavorable times and conditions.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased

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primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market interest rates, the value of such securities may decline or may underperform other obligations that may reset more quickly during periods of rising interest rates. During periods of declining interest rates, variable rate securities generally underperform comparable fixed rate securities because the interest rates on variable rate securities generally reset downward over time when interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Duration is an estimate of a bond or bond fund’s price sensitivity in response to changes in interest rates. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these securities. This may cause the value of the fixed income securities to decline and become more sensitive to changes in interest rates.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

The U.S. Government and the U.S. Federal Reserve have taken steps to support financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve has in the past reduced its market support activities. Further reduction or withdrawal of U.S. Federal Reserve or other governmental support, including interest rate increases, could reduce the value of debt securities in which the Portfolio invests.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The risks associated with rising interest rates are greater during periods when prevailing interest rates are at or near their historic lows.

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Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s actual or perceived ability to pay principal and interest on time. Some securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty that files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may experience significant losses or delays in realizing income on any collateral the counterparty has provided to the Portfolio in respect of the counterparty’s obligations to the Portfolio or recovering collateral that the Portfolio has provided to the counterparty and is entitled to recover, and the Portfolio may lose all or a part of the income from such transactions. As a result, the value of your investment may be adversely affected.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit and counterparty risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

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Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Foreign Investment Risk

Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s

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investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Financial Services Risk

The Portfolio may invest a significant portion of its assets in the financial services sector and, therefore, may be more susceptible to the particular risks that affect companies in that sector than if it were invested in a wider variety of companies in unrelated sectors. Financial services companies may be negatively affected by changes in economic and market conditions, including the credit cycle. Other risks of investing in the financial services sector include: (i) Regulatory actions: financial services companies may suffer a setback if regulators change the rules under which they operate; (ii) Changes in interest rates: unstable interest rates, and/or rising interest rates, can have a disproportionate effect on the financial services sector; (iii) Undiversified loan portfolios: financial services companies whose securities the Portfolio

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purchases may themselves have concentrated loan portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (iv) Credit: financial services companies may have exposure to investments or agreements (e.g., sub-prime loans) which, under certain circumstances, may lead to losses; (v) Competition: the financial services sector has become increasingly competitive; and (vi) Systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition, such as the failure of another significant financial institution or material disruptions to the credit markets as companies in the financial services markets may be particularly reliant on the short term credit markets and/or the ability to refinance their debts.

Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

ADDITIONAL INFORMATION ABOUT THE  PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a

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substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets or cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise).

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity and Technology

The Insurance Companies, the Portfolio and its service providers, such as BIA, the Subadviser, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Insurance Companies, the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

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For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Insurance Companies, the Portfolio, the Portfolio’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Insurance Companies, the Portfolio, the Portfolio’s service providers, or other market participants, impacting the ability to conduct the Portfolio’s operations.

Cyber-attacks, disruptions, or failures that affect the Insurance Companies, the Portfolio’s service providers or counterparties may adversely affect the Portfolio and its shareholders, including by causing losses for the Portfolio or impairing Portfolio operations. For example, the Insurance Companies’, the Portfolio’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Portfolio information, interfere with the processing of shareholder transactions, impact the ability to calculate the Portfolio’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Insurance Companies, the Portfolio or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Insurance Companies, the Portfolio and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Insurance Companies, the Portfolio and its service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Portfolio and its shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investments to lose value. In addition, cyber-attacks involving a Portfolio counterparty could affect such counterparty’s ability to meet its obligations to the Portfolio, which may result in losses to the Portfolio and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Portfolio cannot directly control any cybersecurity plans and systems put in place by its service providers, any other third parties whose operations may affect the Portfolio, including the Insurance Companies, or securities markets and exchanges.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio may invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment

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strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is composed of a single 90-day Treasury Bill issue, or potentially a seasoned 6-month or 1-year Treasury Bill issue, that is replaced on a monthly basis.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

BRIGHTHOUSE INVESTMENT ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, has overall responsibility for the general management and administration of the Portfolio. Brighthouse Financial, Inc. owns all of the voting interests in BIA. BIA has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. BIA is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. BIA pays the fees of the Subadviser for the Portfolio. BIA manages investment portfolios sold to Separate Accounts of the Insurance Companies to fund Contracts. These investment portfolios had assets of approximately $143.6 billion as of December 31, 2017.

As compensation for its services to the Portfolio, BIA receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.35% for the first $1 billion of the Portfolio’s average daily net assets and 0.30% for amounts over $1 billion. For the year ended December 31, 2017, the Portfolio paid BIA an investment advisory fee of 0.33% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with BIA and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2017 to December 31, 2017.

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Fee Waiver Arrangement

BlackRock has agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment by the Portfolio in any investment company, unit investment trust or other collective investment fund, registered or non-registered, for which BlackRock or any of its affiliates serves as investment adviser. BIA will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and BIA, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by BIA and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and BIA have received an exemptive order from the Securities and Exchange Commission that generally permits BIA, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. The Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with BIA.

BIA pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2017, BIA paid to the Subadviser an investment subadvisory fee of 0.06% of the Portfolio’s average daily net assets.

BlackRock Advisors, LLC, is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc., and its global subsidiaries provide investment management and risk management services and had assets under management totaling approximately $6.3 trillion as of December 31, 2017. BlackRock, Inc., is located at 55 East 52nd Street, New York, New York 10055.

Richard Mejzak, CFA Managing Director, has been co-head of Portfolio Management, Americas for the Cash Management Group since 2013. He has been a Managing Director of

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BlackRock since 2008. He has been head of Portfolio Management, Americas since 2015. He oversees all of the US based portfolio managers and has ultimate responsibility for the daily oversight of the U.S. cash management strategies.

Eric Hiatt, Director, has led BlackRock’s Prime and Securities Lending investment team since 2016. Mr. Hiatt has been a portfolio manager with BlackRock Cash Management since 2012.

Edward C. Ingold, CFA, Vice President, is a portfolio manager within the Cash Management Group. His primary responsibility is managing US Liquidity Portfolios, including retail and institutional money market funds. Mr. Ingold has managed prime retail and institutional money market funds at BlackRock since 2006.

Distribution and Services Plan

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with Brighthouse Securities, LLC, located at 11225 North Community House Road, Charlotte, North Carolina 28277. Brighthouse Securities, LLC is an affiliate of BIA, and serves as distributor for the Trust.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Trust on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of the Insurance Companies are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to

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those Separate Accounts and not to you, the Contract owner. The legal rights of the Contract owner are different from the legal rights of the record owner.

The Insurance Companies solicit instructions from Contract owners when voting at meetings of shareholders. Any voting by an Insurance Company as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor the Insurance Companies require any specific minimum percentage of Contract owners to provide instructions before the Insurance Companies may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account (referred to collectively in this Prospectus as “sub-account”) thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account or sub-account (“echo voting”). The Insurance Companies seek to obtain a reasonable level of participation given the particular voting trend. The Insurance Companies may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to the Insurance Companies’ Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

The Portfolio intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders.

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However, the Portfolio’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Portfolio will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax.

Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Portfolio through such Contract, even if the Portfolio makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the Separate Accounts, which maintain and invest net proceeds from Contracts, must be “adequately diversified” within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended. The Portfolio intends to operate in such a manner so that a Separate Account investing only in shares of the Portfolio on behalf of a holder of a Contract will be “adequately diversified.” As such, shares of the Portfolio are only offered to the Separate Accounts of the Insurance Companies permitted to hold shares of the Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy such diversification requirements. If the Portfolio were not to meet such requirements because its investments are not adequately diversified, or Contract holders were found to have an impermissible level of control over the investments underlying their Contracts, your Contract would lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you.

You should consult the prospectus for the relevant Contract regarding the U.S. federal income taxation of your investment.

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding shares of the Portfolio through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of the Insurance Companies to fund Contracts. Shares of the Trust may be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

Brighthouse Securities, LLC places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase

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payments transferred to the Separate Account sub-account that holds shares of the Portfolio, other transfers to or from the Separate Account sub-account, and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Portfolio to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) The Portfolio typically expects to send the redeeming Separate Accounts of the Insurance Companies payment for shares on the next business day following the day on which the redemption order is received in good order by the Portfolio or its designee. The Portfolio can delay payment of redemption proceeds for up to seven days under any circumstances. The Portfolio can suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the New York Stock Exchange (“NYSE”) is closed or trading thereon is restricted or during emergency or other circumstances, as determined by the Securities and Exchange Commission.

Under normal circumstances, the Portfolio typically seeks to satisfy redemption requests from cash or cash equivalents held by the Portfolio, from the proceeds of orders to purchase Portfolio shares or from the proceeds of sales of Portfolio holdings. The Portfolio may have to sell Portfolio holdings to meet redemption requests, including in stressed market conditions or when values of securities are declining broadly. Under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Portfolio’s investments, the Portfolio may be more likely to be forced to sell Portfolio holdings to meet redemptions than under normal market circumstances. In these situations, the Portfolio may have to sell Portfolio holdings that would otherwise be preferable not to sell because, among other reasons, the current price to be received is less than a portfolio manager’s perceived value of the holdings.

In addition, the Portfolio reserves the right to honor redemption orders wholly or partly with in-kind distributions of Portfolio securities instead of cash. The Portfolio may be more likely to distribute securities in-kind during times of deteriorating market conditions or market stress, in response to redemption requests by investors that hold a significant portion of a Portfolio, where a significant portion of the Portfolio’s portfolio is comprised of less-liquid securities, and during extraordinary or emergency circumstances. In the event the Portfolio distributes Portfolio securities in-kind, the redeeming shareholders may incur brokerage and other transaction costs associated with converting the Portfolio securities into cash. Also, the Portfolio securities may increase or decrease in value before they can be (or are) converted into

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cash. Although shares of the Portfolio may not be purchased or sold by individual Contract owners, this policy may affect Contract owners indirectly.

Disruptive Trading

The Portfolio is designed for long-term investment. There are certain types of trading in shares of the Portfolio that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading that may result in frequent purchases and redemptions of shares and is designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in the Portfolio. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, BIA monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, BIA believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), BIA will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among

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sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no

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assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the NYSE is open (typically 4:00 p.m. Eastern Time). In the event of an unexpected early close of the NYSE, the Portfolio’s shares will generally be priced as of the scheduled close of regular trading on the NYSE. The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is received in good order by the Portfolio or its designee. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

The Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trust’s Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by BIA (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Equity securities that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the securities may be valued using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

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Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges. Options and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of BIA. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

BlackRock Ultra-Short Term Bond Portfolio

Selected per share data
	Class A
	Year ended December 31,
	2017		2016		2015		2014	2013
Net Asset Value, Beginning of Period	$100.28		$100.00		$100.00		$100.00	$100.00

Income (Loss) from Investment Operations
Net investment income (a)	0.92		0.32	(b)	0.00	(c)	0.00	0.00
Net realized and unrealized gain (loss) on investments	(0.03)		0.03		0.00		0.00	0.00

Total from investment operations	0.89		0.35		0.00	(c)	0.00	0.00

Less Distributions
Distributions from net investment income	(0.35)		(0.07)		(0.00	)(d)	0.00	0.00
Distributions from net realized capital gains	(0.00	)(e)	(0.00	)(e)	0.00		0.00	0.00

Total distributions	(0.35)		(0.07)		(0.00	)(d)	0.00	0.00

Net Asset Value, End of Period	$100.82		$100.28		$100.00		$100.00	$100.00

Total Return (%) (f)	0.89		0.35		0.00		0.00	0.00

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.39		0.38		0.37		0.37	0.35
Net ratio of expenses to average net assets (%) (g)	0.36		0.35		0.25		0.20	0.23
Ratio of net investment income to average net assets (%)	0.91		0.32	(b)	0.00	(h)	0.00	0.00
Portfolio turnover rate (%)	0	(i)	0	(i)	N/A		N/A	N/A
Net assets, end of period (in millions)	$308.6		$355.2		$406.8		$483.7	$536.4

	Class B
	Year ended December 31,
	2017		2016		2015		2014	2013
Net Asset Value, Beginning of Period	$100.11		$100.00		$100.00		$100.00	$100.00

Income (Loss) from Investment Operations
Net investment income (a)	0.66		0.08	(b)	0.00		0.00	0.00
Net realized and unrealized gain (loss) on investments	(0.02)		0.03		0.00		0.00	0.00

Total from investment operations	0.64		0.11		0.00		0.00	0.00

Less Distributions
Distributions from net investment income	(0.07)		(0.00	)(d)	0.00		0.00	0.00
Distributions from net realized capital gains	(0.00	)(e)	(0.00	)(e)	0.00		0.00	0.00

Total distributions	(0.07)		(0.00)		0.00		0.00	0.00

Net Asset Value, End of Period	$100.68		$100.11		$100.00		$100.00	$100.00

Total Return (%) (f)	0.63		0.11		0.00		0.00	0.00

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.64		0.63		0.62		0.62	0.60
Net ratio of expenses to average net assets (%) (g)	0.61		0.59		0.25		0.20	0.23
Ratio of net investment income to average net assets (%)	0.66		0.08	(b)	0.00		0.00	0.00
Portfolio turnover rate (%)	0	(i)	0	(i)	N/A		N/A	N/A
Net assets, end of period (in millions)	$417.8		$479.6		$547.0		$554.2	$651.3

Please see following page for Financial Highlights footnote legend.

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BlackRock Ultra-Short Term Bond Portfolio

Selected per share data
	Class E
	Year ended December 31,
	2017		2016		2015	2014	2013
Net Asset Value, Beginning of Period	$100.18		$100.00		$100.00	$100.00	$100.00

Income (Loss) from Investment Operations
Net investment income (a)	0.76		0.17	(b)	0.00	0.00	0.00
Net realized and unrealized gain (loss) on investments	(0.03)		0.03		0.00	0.00	0.00

Total from investment operations	0.73		0.20		0.00	0.00	0.00

Less Distributions
Distributions from net investment income	(0.17)		(0.02)		0.00	0.00	0.00
Distributions from net realized capital gains	(0.00	)(e)	(0.00	)(e)	0.00	0.00	0.00

Total distributions	(0.17)		(0.02)		0.00	0.00	0.00

Net Asset Value, End of Period	$100.74		$100.18		$100.00	$100.00	$100.00

Total Return (%) (f)	0.73		0.20		0.00	0.00	0.00

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.54		0.53		0.52	0.52	0.50
Net ratio of expenses to average net assets (%) (g)	0.51		0.50		0.25	0.20	0.23
Ratio of net investment income to average net assets (%)	0.76		0.17	(b)	0.00	0.00	0.00
Portfolio turnover rate (%)	0	(i)	0	(i)	N/A	N/A	N/A
Net assets, end of period (in millions)	$117.5		$137.4		$154.2	$175.5	$237.1

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.01 per share and 0.01% of average net assets, respectively.

(c)	Net investment income (loss) was less than $0.01.

(d)	Distributions from net investment income were less than $0.01.

(e)	Distributions from net realized capital gains were less than $0.01.

(f)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(g)	Includes the effects of the management fee waivers and voluntary distribution & service fee waiver (see Note 4 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2017).

(h)	Ratio of net investment income (loss) to average net assets was less than 0.01%.

(i)	There were no long term transactions during the years ended December 31, 2017 and 2016.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2017, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a free copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Brighthouse Funds Trust II

c/o Brighthouse Investment Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.brighthousefinancial.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

∎ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

∎ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

∎ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

Statement of Additional Information

April 30, 2018

BRIGHTHOUSE FUNDS TRUST I

AB Global Dynamic Allocation Portfolio

American Funds® Balanced Allocation Portfolio

American Funds® Growth Allocation Portfolio

American Funds® Growth Portfolio

American Funds® Moderate Allocation Portfolio

AQR Global Risk Balanced Portfolio

BlackRock Global Tactical Strategies Portfolio

BlackRock High Yield Portfolio

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Brighthouse/Artisan International Portfolio

Brighthouse/Eaton Vance Floating Rate Portfolio

Brighthouse/Franklin Low Duration Total Return Portfolio

Brighthouse/Templeton International Bond Portfolio

Brighthouse/Wellington Large Cap Research Portfolio

Brighthouse Asset Allocation 100 Portfolio

Brighthouse Balanced Plus Portfolio

Brighthouse Small Cap Value Portfolio

Clarion Global Real Estate Portfolio

ClearBridge Aggressive Growth Portfolio

Fidelity Institutional Asset Management® Government Income Portfolio (formerly, Pyramis® Government Income Portfolio)

Harris Oakmark International Portfolio

Invesco Balanced-Risk Allocation Portfolio

Invesco Comstock Portfolio

Invesco Small Cap Growth Portfolio

JPMorgan Core Bond Portfolio

JPMorgan Global Active Allocation Portfolio

JPMorgan Small Cap Value Portfolio

Loomis Sayles Global Markets Portfolio

MetLife Multi-Index Targeted Risk Portfolio

MFS® Research International Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Oppenheimer Global Equity Portfolio

PanAgora Global Diversified Risk Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

Schroders Global Multi-Asset Portfolio

SSGA Growth and Income ETF Portfolio

SSGA Growth ETF Portfolio

TCW Core Fixed Income Portfolio

T. Rowe Price Large Cap Value Portfolio

T. Rowe Price Mid Cap Growth Portfolio

Victory Sycamore Mid Cap Value Portfolio (formerly, Invesco Mid Cap Value Portfolio)

Wells Capital Management Mid Cap Value Portfolio (formerly, Goldman Sachs Mid Cap Value Portfolio)

BRIGHTHOUSE FUNDS TRUST II

Baillie Gifford International Stock Portfolio

BlackRock Bond Income Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Ultra-Short Term Bond Portfolio

Brighthouse/Artisan Mid Cap Value Portfolio

Brighthouse/Dimensional International Small Company Portfolio

Brighthouse/Wellington Balanced Portfolio

Brighthouse/Wellington Core Equity Opportunities Portfolio

Brighthouse Asset Allocation 20 Portfolio

Brighthouse Asset Allocation 40 Portfolio

Brighthouse Asset Allocation 60 Portfolio

Brighthouse Asset Allocation 80 Portfolio

Frontier Mid Cap Growth Portfolio

Jennison Growth Portfolio

Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio

MetLife Aggregate Bond Index Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife MSCI EAFE® Index Portfolio

MetLife Russell 2000® Index Portfolio

MetLife Stock Index Portfolio

MFS® Total Return Portfolio

MFS® Value Portfolio

Neuberger Berman Genesis Portfolio

T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

VanEck Global Natural Resources Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

This Statement of Additional Information (“SAI”) provides supplementary information pertaining to shares of 43 investment portfolios of Brighthouse Funds Trust I (“Trust I” and the “Trust I Portfolios”), and 29 investment portfolios of Brighthouse Funds Trust II (“Trust II” and the “Trust II Portfolios”), each an open-end management investment company. Collectively, the Trust I Portfolios and the Trust II Portfolios are referred to as the “Portfolios” and, individually, as a “Portfolio.” Collectively, Trust I and Trust II are referred to as the “Trusts.” This SAI is not a prospectus and should be read in conjunction with the Summary Prospectuses and the Prospectuses dated April 30, 2018, for, as applicable, the Class A, Class B, Class C, Class D, Class E, Class F and Class G shares of the Portfolios listed above.1 The Summary Prospectuses and Prospectuses for the Trust I Portfolios may be obtained by writing to Trust I at: Brighthouse Funds Trust I, One Financial Center, Boston, Massachusetts 02111, or by calling 800-638-7732. The Summary Prospectuses and the Prospectuses for the Trust II Portfolios may be obtained by writing to Trust II at: Brighthouse Funds Trust II, One Financial Center, Boston, Massachusetts 02111, or by calling 800-638-7732.

Prior to March 6, 2017 and under a previous ownership structure, Brighthouse Investment Advisers, LLC (“BIA” or the “Adviser”) was named MetLife Advisers, LLC, Trust I and Trust II were named Met Investors Series Trust and Metropolitan Series Fund, respectively, and certain Portfolios whose names include the “Brighthouse” brand previously included the “MetLife” brand.

The audited financial statements described in “Financial Statements” herein for the periods ended December 31, 2017, including the financial highlights, appearing in each Trust’s Annual Reports to Shareholders, filed electronically with the Securities and Exchange Commission (“SEC”) are incorporated by reference and made part of this document. Trust I Annual Reports relating to the Trust I Portfolios were filed on March 6, 2018 (File No. 811-10183) (Accession No. 0001193125-18-072161) and Trust II Annual Reports relating to the Trust II Portfolios were filed on March 6, 2018 (File No. 811-03618) (Accession No. 0001193125-18-072204).

No person has been authorized to give any information or to make any representation not contained in this SAI, in the Summary Prospectuses or in the Prospectuses and, if given or made, such information or representation must not be relied upon as having been authorized. This SAI does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

Unless otherwise defined herein, capitalized terms have the meanings given to them in each Summary Prospectus and Prospectus.

[1]	Only certain of the Trust II Portfolios currently offer Class D, Class F, and Class G shares. Only certain of the Trust I Portfolios currently offer Class C shares.

INVESTMENT POLICIES

The investment objective(s) and principal investment strategies of each Portfolio are set forth in such Portfolio’s Prospectus and Summary Prospectus. There can be no assurance that a Portfolio will achieve its investment objective(s). Moreover, the value of your investment in a Portfolio may decrease if judgments by the Portfolio’s investment adviser or subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector, or about market movements, are incorrect. The information that follows sets out the investment policies of certain of the Portfolios. For more information about the investment policies of each Portfolio, see below under “Investment Restrictions” and “Investment Strategies and Risks” and the relevant Prospectus.

Except as otherwise indicated, each Portfolio’s investment objective(s) and policies set forth in such Portfolio’s Prospectus and this SAI are not fundamental and may be changed without shareholder approval. For purposes of a Portfolio’s policy to invest at least 80% of its net assets in certain investments, net assets include the amount of any borrowings for investment purposes.

American Funds® Balanced Allocation Portfolio, American Funds® Growth Allocation Portfolio and American Funds® Moderate Allocation Portfolio

Each of American Funds® Balanced Allocation Portfolio, American Funds® Growth Allocation Portfolio and American Funds® Moderate Allocation Portfolio (each, an “American Allocation Portfolio” and, collectively, the “American Allocation Portfolios”) operates under a “fund of funds” structure, investing substantially all of its respective assets in funds of American Funds Insurance Series® (“AFIS”) and other funds within the American Fund family that are not part of AFIS (each, an “Underlying American Fund” and, collectively, the “Underlying American Funds”).

In addition to the fees directly associated with an American Allocation Portfolio, an investor in an American Allocation Portfolio will also indirectly bear the fees of the Underlying American Funds in which it invests. Each Underlying American Fund may have a different investment adviser who will use a separate set of investment strategies, exposing each Underlying American Fund to its own investment risks. For a list of the Underlying American Funds in which each American Allocation Portfolio may invest as of the date of this SAI, please see such Portfolio’s Prospectus.

Each American Allocation Portfolio invests in shares of the Underlying American Funds and its performance therefore is directly related to the ability of the Underlying American Funds to meet their respective investment objectives, as well as the Adviser’s allocation of each American Allocation Portfolio’s assets among the Underlying American Funds. Accordingly, each American Allocation Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Underlying American Funds in direct proportion to the amount of assets each American Allocation Portfolio allocates to the Underlying American Funds utilizing such strategies.

In addition to investments in shares of the Underlying American Funds, the American Allocation Portfolios may invest directly in U.S. Government securities, money market securities, and repurchase agreements.

American Funds® Growth Portfolio

American Funds® Growth Portfolio (the “Feeder Portfolio”) operates as a “feeder fund,” which means that it does not buy investment securities directly. Instead, the Feeder Portfolio invests in the Growth Fund, a series of AFIS (the “Master Fund”), which, in turn, purchases investment securities. The Feeder Portfolio has substantially the same investment objective and limitations as the Master Fund. The Feeder Portfolio purchases Class 1 shares of the Master Fund.

As a shareholder in the Master Fund, the Feeder Portfolio bears its proportionate share of the Master Fund’s expenses, including advisory and administration fees. The Feeder Portfolio may withdraw its entire investment from the Master Fund at any time the Adviser, subject to approval of Trust I’s Board of Trustees, decides it is in the best interest of the shareholders of the Feeder Portfolio to do so.

The Board of Trustees of the Master Fund formulates the general policies of the Master Fund and meets periodically to review the Master Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Master Fund.

The investment policies and restrictions of the Master Fund are described in the statement of additional information for the Master Fund.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE MASTER FUND IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

Baillie Gifford International Stock Portfolio

Although the Portfolio will not normally invest in the securities of U.S. issuers, it may make such investments. The Portfolio may make significant investments in securities of emerging market issuers, and the percentage of the Portfolio invested in emerging market issuers may exceed, under normal circumstances, the percentage of the MSCI All Country World ex-U.S. Index (the “Index”) represented by emerging market issuers by up to 15 percentage points. For example, if securities of emerging market issuers represent 25% of the value of the Index, the Portfolio could, under normal circumstances, invest up to 40% of its total assets in securities of emerging market issuers.

BlackRock Bond Income Portfolio

The Portfolio may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The types of high-quality instruments in which the Portfolio may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances of certain qualified financial institutions, and corporate commercial paper, which, at the time of purchase, are rated at least within the “A” major rating category by Standard & Poor’s Rating Services (“S&P”) or the “Prime” major rating category by Moody’s Investor Services, Inc. (“Moody’s”), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the “A” category by S&P or Moody’s.

Under normal market conditions, the Portfolio will not invest more than 10% of its assets in investment companies, including money market funds and exchange-traded funds (“ETFs”), including those managed by the Portfolio’s subadviser or its affiliates. To eliminate the duplication of advisory fees, BlackRock Advisors, LLC (“BlackRock”) has agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment the Portfolio makes in an investment company advised by BlackRock. In turn, the Adviser will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolio.

Securities Ratings Policies. When securities are rated by one or more Nationally Recognized Statistical Rating Organization (“NRSRO”), the Portfolio uses these ratings to determine credit quality. The Portfolio may invest in debt instruments that are split-rated; for example, rated investment grade by one NRSRO, but lower than investment grade by the other. Where an investment is split rated, the Portfolio may invest on the basis of the higher rating. Also, the Portfolio may invest in debt securities that are unrated. If a security is unrated, the Portfolio may assign it to a given category based on BlackRock’s credit research.

BlackRock Capital Appreciation Portfolio

The Portfolio may invest in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).

The Portfolio may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The types of high-quality instruments in which the Portfolio may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the “A” major rating category by S&P or the “Prime” major rating category by Moody’s, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the “A” category by S&P or Moody’s.

Under normal market conditions, the Portfolio will not invest more than 10% of its assets in both unaffiliated investment companies, including money market funds and ETFs, and those managed by the Portfolio’s subadviser or its affiliates. To eliminate the duplication of advisory fees, BlackRock has agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment the Portfolio makes in an investment company advised by BlackRock. In turn, the Adviser will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolio.

Securities Ratings Policies. When securities are rated by one or more NRSROs, the Portfolio uses these ratings to determine credit quality. The Portfolio may invest in debt instruments that are split rated; for example, rated investment grade by one NRSRO, but lower than investment grade by the other. Where an investment is split rated, the Portfolio may invest on the basis of the higher rating. Also, the Portfolio may invest in debt securities that are unrated. If a security is unrated, the Portfolio may assign it to a given category based on BlackRock’s credit research.

BlackRock Global Tactical Strategies Portfolio

The Portfolio operates under a “fund of funds” structure, investing a substantial portion of its assets in ETFs (“Underlying ETFs”). In addition to the fees directly associated with the Portfolio, an investor in the Portfolio will also indirectly bear the fees of the Underlying ETFs in which the Portfolio invests. For additional information about the Underlying ETFs, please see their respective summary prospectuses, prospectuses, and statements of additional information.

The Portfolio invests in shares of the Underlying ETFs and its performance, therefore, is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the Portfolio’s subadviser’s allocation among the Underlying ETFs. Accordingly, the Portfolio’s investment performance will be influenced by the investment strategies of and risk associated with the Underlying ETFs.

Information regarding the Portfolio’s investments is based on a look-through of the Underlying ETFs held by the Portfolio. The Portfolio may also invest in equity and fixed income futures and other derivatives.

BlackRock High Yield Portfolio

Under normal market conditions, the Portfolio will not invest more than 10% of its assets in both unaffiliated investment companies, including money market funds and ETFs, and those managed by the Portfolio’s subadviser or its affiliates. To eliminate the duplication of advisory fees, BlackRock has agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment the Portfolio makes in an investment company advised by BlackRock. In turn, the Adviser will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolio.

BlackRock Ultra-Short Term Bond Portfolio

In determining how much of the Portfolio’s investments are in a given industry, securities issued by foreign governments are excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. “Asset-backed mortgages” include private pools of nongovernment-backed mortgages.

The Portfolio will invest no less than 20% of its net assets in weekly liquid assets.

In seeking to provide a high level of current income consistent with preservation of capital, the Portfolio may not necessarily invest in short-term fixed-income securities paying the highest available yield at a particular time. The Portfolio, consistent with its investment objective, attempts to maximize income by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic conditions and trends. The Portfolio may also invest to take advantage of what are believed to be temporary disparities in the yields of different segments of the high grade ultra-short term bond market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Portfolio, may result in frequent changes in the Portfolio’s investment portfolio. The value of the securities in the Portfolio’s investment portfolio can be expected to vary inversely to changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of shares of the Portfolio could require the sale of portfolio investments at a time when a sale might not be desirable, resulting in a decline in the value of a shareholder’s investment in the Portfolio.

Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Asset Allocation 80 Portfolio, and Brighthouse Asset Allocation 100 Portfolio

Each of Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, and Brighthouse Asset Allocation 80 Portfolio (each, a “Trust II Allocation Portfolio” and, collectively, the “Trust II Allocation Portfolios”), as well as Brighthouse Asset Allocation 100 Portfolio (the “Trust I Allocation Portfolio”) operate under a “fund of funds” structure, investing substantially all of their respective assets in other mutual funds advised by the Adviser (each, a “Brighthouse Underlying Portfolio” and, collectively, the “Brighthouse Underlying Portfolios”). Each Trust II Allocation Portfolio and the Trust I Allocation Portfolio are referred to individually as an “Allocation Portfolio” and collectively as the “Allocation Portfolios.”

In addition to the fees directly associated with an Allocation Portfolio, an investor in an Allocation Portfolio will also indirectly bear the fees of the Brighthouse Underlying Portfolios in which the Allocation Portfolio invests. Each Brighthouse Underlying Portfolio may have a different subadviser who will use a separate set of investment strategies, exposing each Brighthouse Underlying Portfolio to its own investment risks. For a list of the Brighthouse Underlying Portfolios in which each Allocation Portfolio may invest as of the date of this SAI, please see such Portfolio’s Prospectus. For more information about the investment strategies of the respective Brighthouse Underlying Portfolios, and the risks associated with those strategies, please refer to the Brighthouse Underlying Portfolios’ Prospectuses and to any information in this SAI relating to the particular Brighthouse Underlying Portfolio.

Each Allocation Portfolio invests in shares of the Brighthouse Underlying Portfolios and its performance therefore is directly related to the ability of the Brighthouse Underlying Portfolios to meet their respective investment objectives, as well as the Adviser’s allocation of the Allocation Portfolio’s assets among the

Brighthouse Underlying Portfolios. Accordingly, each Allocation Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Brighthouse Underlying Portfolios in direct proportion to the amount of assets each Allocation Portfolio allocates to the Brighthouse Underlying Portfolios utilizing such strategies.

In addition to investments in shares of the Brighthouse Underlying Portfolios, the Allocation Portfolios may invest directly in U.S. Government securities, money market securities and repurchase agreements.

Brighthouse Balanced Plus Portfolio and MetLife Multi-Index Targeted Risk Portfolio

The Brighthouse Balanced Plus Portfolio invests approximately 70% of its assets in shares of Brighthouse Underlying Portfolios, while the MetLife Multi-Index Targeted Risk Portfolio invests approximately 75% of its assets in shares of Brighthouse Underlying Portfolios.

In addition to the fees directly associated with the Brighthouse Balanced Plus Portfolio and the MetLife Multi-Index Targeted Risk Portfolio, an investor in either Portfolio will also indirectly bear the Portfolio’s portion of the fees of the Brighthouse Underlying Portfolios in which such Portfolio invests. Each Brighthouse Underlying Portfolio may have a different subadviser who will use a separate set of investment strategies, exposing each Brighthouse Underlying Portfolio to its own investment risks. For a list of the Brighthouse Underlying Portfolios in which each of Brighthouse Balanced Plus Portfolio and the MetLife Multi-Index Targeted Risk Portfolio may invest as of the date of this SAI, please see such Portfolio’s Prospectus. For more information about the investment strategies of the respective Brighthouse Underlying Portfolios, and the risks associated with those strategies, please refer to the Brighthouse Underlying Portfolios’ Prospectuses and to any information in this SAI relating to the particular Brighthouse Underlying Portfolio.

Each of Brighthouse Balanced Plus Portfolio and MetLife Multi-Index Targeted Risk Portfolio invests in shares of the Brighthouse Underlying Portfolios and its performance therefore is directly related to the ability of the Brighthouse Underlying Portfolios to meet their respective investment objectives, as well as the Adviser’s allocation among the Brighthouse Underlying Portfolios. Accordingly, the Brighthouse Balanced Plus Portfolio’s and the MetLife Multi-Index Targeted Risk Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Brighthouse Underlying Portfolios in direct proportion to the amount of assets each Allocation Portfolio allocates to the Brighthouse Underlying Portfolios utilizing such strategies.

Brighthouse/Dimensional International Small Company Portfolio

The investment strategy of the Portfolio involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be adjusted by the subadviser, based on a variety of reasons. The subadviser may adjust the representation in the Portfolio of an eligible security, or exclude a company, after considering such factors as the free float of companies, momentum, trading strategies, liquidity and profitability, as well as other factors determined to be appropriate by the subadviser given market conditions. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The Portfolio may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of the assets of the Portfolio. The subadviser may exclude the eligible security of a company that meets applicable market capitalization criteria if it determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting. Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions. Furthermore, the subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of the Portfolio’s assets, may be invested in money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings in securities received in connection with corporate actions.

Block purchases of eligible securities may be made at what the subadviser views as opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, would be purchased under a market capitalization weighted approach. Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. On at least a semi-annual basis, the subadviser will identify companies whose stock is eligible for investment by the Portfolio. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. This deviation could be substantial if a significant amount of holdings of the Portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale. Country weights may be based on the total market capitalization of companies within each country.

The Portfolio may use currency forwards to facilitate the settlement of trades, repatriate currencies, and to exchange one currency for another.

Brighthouse/Franklin Low Duration Total Return Portfolio

The Portfolio will not invest more than 10% of its assets in emerging market equities. The Portfolio may invest up to 5% of its assets in securities rated lower than B by S&P or Moody’s.

ClearBridge Aggressive Growth Portfolio

The Portfolio will not invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio’s net assets or if, as a result, more than 2% of the Portfolio’s net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange. The subadviser does not presently intend to utilize options or futures contracts and related options but may do so in the future.

Frontier Mid Cap Growth Portfolio

The Portfolio typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts, including emerging market securities. The Portfolio generally will not invest more than 25% of its total assets in foreign securities.

Harris Oakmark International Portfolio

The subadviser does not presently intend to utilize options or futures contracts and related options but may do so in the future.

Jennison Growth Portfolio

The Portfolio may not invest more than 5% of its total assets in unattached warrants or rights.

Loomis Sayles Small Cap Core Portfolio and Loomis Sayles Small Cap Growth Portfolio

As described in each Portfolio’s Prospectus, the Portfolio normally invests at least 80% of its net assets in equity securities of companies with market capitalizations that fall, at the time of purchase, within the capitalization range of the Russell 2000® Index. The capitalization range of the Russell 2000® Index will vary due to the market value fluctuations of the stocks in the Index. The Russell 2000® Index is reconstituted annually, normally in June. Following this reconstitution, the capitalization range of the Russell 2000® Index may be significantly different than it was prior to the reconstitution.

The MetLife Multi-Index Targeted Risk Portfolio may invest in municipal fixed-income securities that have a remaining maturity of 365 days or less and U.S. Government securities that have a remaining maturity of 365 days or less. The Portfolio may also invest in futures strategies, including: (1) stock index futures contracts, (2) bond futures contracts, and (3) U.S. Treasury futures contracts.

MFS® Research International Portfolio

The Portfolio will not invest more than 25% of its assets in emerging market securities.

MFS® Total Return Portfolio

The Portfolio may purchase and sell futures contracts on interest-bearing securities or indices thereof, or on indices of stock prices (such as the S&P 500 Index), to increase or decrease its portfolio exposure to common stocks or to increase or decrease its portfolio exposure to notes and bonds.

MFS® Value Portfolio

As a non-fundamental investment policy, the Portfolio may not purchase a call option or a put option if, immediately thereafter, the aggregate value of all call and put options then held would exceed 10% of its net assets.

Oppenheimer Global Equity Portfolio

At times, the Portfolio may seek to benefit from what the portfolio manager considers to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. This is an aggressive investment technique that may be considered to be speculative.

The Portfolio will not enter into swaps with respect to more than 25% of its total assets.

The Portfolio does not normally invest more than 5% of its total assets in debt securities. For purposes of this limitation, the term “debt securities” does not include securities convertible into common or preferred stock.

PIMCO Inflation Protected Bond Portfolio and PIMCO Total Return Portfolio

The Portfolios may make short sales of securities that they do not own. Also, each Portfolio will not invest more than 30% of its total assets in securities denominated in foreign currencies.

SSGA Growth ETF Portfolio and SSGA Growth and Income ETF Portfolio

Each of SSGA Growth ETF Portfolio and SSGA Growth and Income ETF Portfolio (each, an “ETF Portfolio” and, collectively, the “ETF Portfolios”) operates under a “fund of funds” structure, investing at least 80% of its net assets in Underlying ETFs. In addition to investments in shares of Underlying ETFs that are linked to an index, an ETF Portfolio may invest in other types of securities, including: Underlying ETFs or other pooled investments that do not track an index, but rather track specific commodities, sectors or countries (up to 10% of its net assets); other registered investment companies that are not ETFs, including exchange-traded notes (“ETNs”); money market funds; and, for cash management purposes, repurchase agreements, U.S. Government securities, and money market securities. In addition to the fees directly associated with an investment in an ETF Portfolio, an investor in that Portfolio will also directly bear the fees of the Underlying ETFs or other investment companies in which the ETF Portfolio invests. For additional information about the investment policies and restrictions of the Underlying ETFs, please see their respective summary prospectuses, prospectuses and statements of additional information.

Each ETF Portfolio invests in shares of the Underlying ETFs, and its performance therefore is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the subadviser’s allocation of the ETF Portfolio’s assets among the Underlying ETFs. Accordingly, each ETF Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Underlying ETFs, as described in the Summary Prospectus and Prospectus, in direct proportion to the amount of assets each ETF Portfolio allocates to the Underlying ETFs utilizing such strategies.

T. Rowe Price Large Cap Growth Portfolio, T. Rowe Price Small Cap Growth Portfolio, T. Rowe Price Large Cap Value Portfolio and T. Rowe Price Mid Cap Growth Portfolio

Each Portfolio may not purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

Each Portfolio may invest in other investment companies advised by the Portfolio’s subadviser. The subadviser offers investment vehicles for the cash reserves of client accounts. The subadviser may choose to invest any available cash reserves in money market funds affiliated with the subadviser that have been established for the exclusive use of the subadviser’s family of mutual funds and other clients of the subadviser.

Each Portfolio may invest up to 25% of its total assets in the subadviser’s affiliated money market funds. They must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The subadviser’s affiliated money market funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance they will maintain a stable net asset value of $1.00 per share. To the extent a Portfolio invests in a subadviser’s affiliated money market fund, that Portfolio will not pay an advisory fee to the investment manager at T. Rowe Price but will bear its proportionate share of the expenses of the subadviser’s affiliated money market fund.

Each Portfolio may not invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the Portfolio would be invested in warrants.

VanEck Global Natural Resources Portfolio

The term “natural resource companies” includes companies that directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) derive at least 50% of their revenues from exploration, development, production, distribution or facilitation of processes relating to natural resources.

Since the market action of natural resources securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. Natural resources securities are affected by many factors, including movement in the stock market. Inflation may cause a decline in the market, including natural resources securities. The Portfolio may invest more than 50% of the Portfolio in any one of the above sectors. Natural resource investments may be volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

The Portfolio may invest up to 20% of its net assets in securities issued by other investment companies, including open-and closed-end funds and ETFs. The Portfolio may also invest in money market funds, but these funds are not subject to the 20% limitation. The Portfolio may invest in investment companies which are sponsored or advised by Van Eck Associates Corporation (“VanEck”) and/or its affiliates (each, a “VanEck Investment Company”). However, in no event will the Portfolio invest more than 5% of its net assets in any single VanEck Investment Company. To eliminate the potential duplication of advisory fees, VanEck has agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment in a VanEck Investment Company by the Portfolio. In turn, the Adviser will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolio.

The Portfolio may buy and sell commodity futures contracts, which may include futures on natural resources and natural resources indices.

The Portfolio will seek to meet the requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code” or the “Internal Revenue Code”) to qualify as a regulated investment company, in order to prevent double taxation of the Portfolio and its shareholders and to preserve the tax-favored status of the variable life insurance and variable annuity contracts funded by the Portfolio. One of the requirements is that at least 90% of the Portfolio’s gross income be derived from dividends, interest, payment with respect to securities loans or gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts and certain other transactions do not currently qualify as income for purposes of the 90% test. The extent to which the Portfolio may engage in such futures contract transactions and certain other transactions may be materially limited by this test. Please see the section “Federal Income Taxes” for more detailed discussion.

Wells Capital Management Mid Cap Value Portfolio

In addition to the instruments discussed in the Prospectus, the Portfolio may also invest up to 100% of its total assets in temporary defensive instruments, which generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, repurchase agreements, bankers’ acceptances, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year, ETFs, other investment companies, and cash items.

Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Management U.S. Government Portfolio

The Western Asset Management Strategic Bond Opportunities Portfolio may invest in fixed-and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions, in the form of participation in such Loans and assignments of all or a portion of such Loans from third parties. See “Loan Participations, Assignments and Other Direct Indebtedness” below.

Certain of the debt securities in which the Western Asset Management Strategic Bond Opportunities Portfolio may invest may be rated as low as “C” by Moody’s or “D” by S&P or, if unrated, determined by the subadviser to be of comparable quality to securities so rated. Securities rated below investment grade quality are considered high yield securities and are commonly known as “high yield debt” or “junk bonds.” See “High Risk, High Yield Debt Securities” below.

In addition, the Western Asset Management Strategic Bond Opportunities Portfolio may invest in securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities, and may also invest in preferred stocks, convertible securities (including those issued in the Euromarket), securities carrying warrants to purchase equity securities, privately placed debt securities, stripped mortgage securities, zero coupon securities, and inverse floaters.

There is no limit on the value of the Western Asset Management Strategic Bond Opportunities Portfolio’s assets that may be invested in the securities of any one country or in assets denominated in any one country’s currency.

The Western Asset Management Strategic Bond Opportunities Portfolio may also invest in debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies or political subdivisions and debt obligations issued or guaranteed by supra-national entities. Supra-national entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (commonly called the “World Bank”), the European Coal and Steel Community, the Asian Development Bank, and the Inter-American Development Bank. Such supra-national-issued instruments may be denominated in multi-national currency units.

In order to maintain liquidity, the Western Asset Management Strategic Bond Opportunities Portfolio may invest up to 20% of its assets in high-quality short-term money market instruments, provided, however, that short-term investment in securities for the forward settlement of trades is not counted towards this 20% limit.

The Western Asset Management Strategic Bond Opportunities Portfolio’s subadviser has the discretion to select the range of maturities of the various fixed-income securities in which the Portfolio will invest. The weighted average maturity and the duration of the Portfolio may vary substantially from time to time depending on economic and market conditions.

Although the Western Asset Management Strategic Bond Opportunities Portfolio’s investment objective is to maximize total return consistent with the preservation of capital, it frequently sells securities to reflect changes in market, industry or individual company conditions or outlook even though it may only have held those securities for a short period. As a result of these policies, the Western Asset Management Strategic Bond Opportunities Portfolio, under certain market conditions, may experience high portfolio turnover, although specific portfolio turnover rates are impossible to predict. The portfolio turnover rate of the Western Asset Management Strategic Bond Opportunities Portfolio may fluctuate considerably as a result of strategic shifts in portfolio holdings designed to maintain an optimum portfolio structure in view of general market conditions and movements in individual security prices. The Western Asset Management Strategic Bond Opportunities Portfolio’s use of reverse repurchase agreements and dollar rolls leads to higher portfolio turnover rates, which involve higher expenses.

With respect to the Western Asset Management U.S. Government Portfolio, any guarantee of the securities in which the Portfolio invests will apply only to principal and interest payments on the securities and not to the market value of such securities or the principal and interest payments on the underlying securities. In addition, any such guarantee will apply to the portfolio securities held by the Portfolio and not to the purchase of shares of the Portfolio.

Up to 10% of the assets of the Western Asset Management U.S. Government Portfolio may be invested in marketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated “investment grade” (i.e., securities that earn one of the top four ratings from Moody’s or S&P or any other NRSRO; or, if the securities are unrated, judged by the subadviser to be of similar quality), convertible securities (including those issued in the Euromarket), securities carrying warrants to purchase equity securities, and privately placed debt securities.

INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Summary Prospectuses and the Prospectuses. In addition to the Portfolios’ principal investment strategies discussed in the Prospectuses, each Portfolio, except an Allocation Portfolio, may engage in other types of investment strategies as described in this section. Each Portfolio may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the Portfolio’s own investment restrictions as set forth in the Summary Prospectus, the Prospectus or this SAI.

Investment Practices

The following information relates to some of the investment practices in which certain of the Portfolios may engage. The table indicates which Portfolios may engage in each of these practices. A Portfolio may be subject to specific limitations on these investment practices, as stated under “Investment Policies” or “Investment Restrictions” or in such Portfolio’s Prospectus. The information below does not describe every type of investment, technique or risk to which a Portfolio may be exposed, and notwithstanding any exclusion of a Portfolio from the list of Portfolios that may use the investment practices noted below, each Portfolio may invest cash collateral it receives in connection with the Portfolio’s securities lending activity as disclosed in the Securities Loan disclosure elsewhere in this SAI. Each Portfolio reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed under “Investment Restrictions.”

MetLife Russell 2000® Index Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife MSCI EAFE® Index Portfolio, and MetLife Stock Index Portfolio are collectively referred to as the “Equity Index Portfolios” and, together with the MetLife Aggregate Bond Index Portfolio, the “Index Portfolios.”

Investment Practices	Portfolios
Asset-Backed Securities, including Collateralized Debt Obligations

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than Equity Index Portfolios, Baillie Gifford International Stock Portfolio, and Brighthouse/Dimensional International Small Company Portfolio

Bonds	All Trust I Portfolios All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

Brady Bonds

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than Equity Index Portfolios and Brighthouse/Dimensional International Small Company Portfolio

Capital Securities and Bank Capital Securities

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio

All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, Equity Index Portfolios, Baillie Gifford International Stock Portfolio, and Brighthouse/Dimensional International Small Company Portfolio

Investment Practices	Portfolios
Collateralized Obligations

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

Convertible Securities	All Trust I Portfolios other than AQR Global Risk Balanced Portfolio All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio

Credit Default Swaps

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio and Brighthouse/Dimensional International Small Company Portfolio

Credit Linked Notes

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio, Brighthouse/Artisan International Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

Cyclical Opportunities	All Trust I Portfolios other than AQR Global Risk Balanced Portfolio All Trust II Portfolios

Dollar Rolls

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio

All Trust II Portfolios other than Baillie Gifford International Stock Portfolio and Brighthouse/Dimensional International Small Company Portfolio

Emerging Market Securities	All Trust I Portfolios All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio

Equity Securities	All Trust I Portfolios All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio and MetLife Aggregate Bond Index Portfolio

Eurodollar Futures and Options

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Brighthouse/Artisan International Portfolio

All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio and Brighthouse/Dimensional International Small Company Portfolio

Investment Practices	Portfolios
Event-Linked Instruments

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Brighthouse/Artisan International Portfolio

All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

Exchange-Traded Grantor Trusts	All Trust I Portfolios other than AQR Global Risk Balanced Portfolio All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

Exchange-Traded Notes	All Trust I Portfolios All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio, the Index Portfolios, and Baillie Gifford International Stock Portfolio

Fixed-Income Securities	All Trust I Portfolios All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

Floaters

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

Foreign Currency Transactions, including Currency Forward Contracts, Currency Futures and Currency Options

All Trust I Portfolios

All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife Russell 2000® Index Portfolio and MetLife Stock Index Portfolio

Foreign Equity Depositary Receipts	All Trust I Portfolios All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio and MetLife Aggregate Bond Index Portfolio

Foreign Securities	All Trust I Portfolios All Trust II Portfolios

Forward Commitments, When-Issued and Delayed-Delivery Securities	All Trust I Portfolios All Trust II Portfolios

Investment Practices	Portfolios
High Yield, High Risk Debt Securities

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, Equity Index Portfolios, Brighthouse/Dimensional International Small Company Portfolio, and Western Asset Management U.S. Government Portfolio

High Yield Foreign Sovereign Debt Securities

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than Equity Index Portfolios, BlackRock Ultra-Short Term Bond Portfolio, Brighthouse/Dimensional International Small Company Portfolio, and Western Asset Management U.S. Government Portfolio

Hybrid Instruments

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Brighthouse/Artisan International Portfolio (up to 10% of total assets for T. Rowe Price Large Cap Value Portfolio and T. Rowe Price Mid Cap Growth Portfolio)

All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio and Brighthouse/Dimensional International Small Company Portfolio (up to 10% of total assets for T. Rowe Price Large Cap Growth Portfolio and T. Rowe Price Small Cap Growth Portfolio)

Illiquid Securities	All Trust I Portfolios All Trust II Portfolios

Inflation Indexed Bonds	All Trust I Portfolios other than Morgan Stanley Mid Cap Growth Portfolio All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

Indexed Securities	All Trust I Portfolios All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio and Brighthouse/Dimensional International Small Company Portfolio

Interest Rate Transactions	All Trust I Portfolios All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

Investment Practices	Portfolios
Inverse Floaters

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio, Brighthouse/Artisan International Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, Equity Index Portfolios, and Brighthouse/Dimensional International Small Company Portfolio

Investment Grade Corporate Debt Securities	All Trust I Portfolios All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

Loan Participations, Assignments and Other Direct Indebtedness

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, Equity Index Portfolios, and Brighthouse/Dimensional International Small Company Portfolio

Money Market Securities	All Trust I Portfolios All Trust II Portfolios

Mortgage-Backed Securities, including Collateralized Mortgage Obligations

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than Equity Index Portfolios, Baillie Gifford International Stock Portfolio, and Brighthouse/Dimensional International Small Company Portfolio

Mortgage Dollar Roll Transactions

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

Municipal Fixed-Income Securities

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

New Securities	All Trust I Portfolios All Trust II Portfolios

Investment Practices	Portfolios
Obligations of Supra-national Agencies	All Trust I Portfolios other than AQR Global Risk Balanced Portfolio All Trust II Portfolios other than Equity Index Portfolios and Brighthouse/Dimensional International Small Company Portfolio

Options and Futures Strategies	All Trust I Portfolios All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio

Other Investment Companies (including Exchange-Traded Funds)	All Trust I Portfolios All Trust II Portfolios

Payment-in-Kind Securities

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio

All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, Equity Index Portfolios, Baillie Gifford International Stock Portfolio, and Brighthouse/Dimensional International Small Company Portfolio

Portfolio Turnover	All Trust I Portfolios All Trust II Portfolios

Preferred Stocks	All Trust I Portfolios other than AQR Global Risk Balanced Portfolio All Trust II Portfolios

Real Estate Investments (Real Estate Investment Trusts and Real Estate Operating Companies)	All Trust I Portfolios other than AQR Global Risk Balanced Portfolio All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio

Repurchase Agreements	All Trust I Portfolios All Trust II Portfolios

Reverse Repurchase Agreements	All Trust I Portfolios All Trust II Portfolios other than Baillie Gifford International Stock Portfolio

Rights and Warrants	All Trust I Portfolios other than AQR Global Risk Balanced Portfolio All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio

Rule 144A Securities and other Private Placement Securities	All Trust I Portfolios All Trust II Portfolios

Investment Practices	Portfolios
Securities Loans	All Trust I Portfolios other than AQR Global Risk Balanced Portfolio All Trust II Portfolios

Senior Loans and Other Indebtedness	All Trust I Portfolios other than AQR Global Risk Balanced Portfolio All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

Short Sales	All Trust I Portfolios other than AQR Global Risk Balanced Portfolio All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio

Special Situations	All Trust I Portfolios other than AQR Global Risk Balanced Portfolio All Trust II Portfolios

Standby Commitment Agreements

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

Stripped Mortgage Securities

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than Equity Index Portfolios, Baillie Gifford International Stock Portfolio, and Brighthouse/Dimensional International Small Company Portfolio

Structured Notes

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio

All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, Equity Index Portfolios, and Brighthouse/Dimensional International Small Company Portfolio, except that BlackRock Ultra-Short Term Bond Portfolio and Equity Index Portfolios may invest in commodity-linked notes and credit-linked notes

Swaps, Caps, Floors, Collars, Etc.	All Trust I Portfolios All Trust II Portfolios other than BlackRock Ultra-Short Term Bond Portfolio and Brighthouse/Dimensional International Small Company Portfolio

Investment Practices	Portfolios
Trade Claims

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All Trust II Portfolios other than Brighthouse/Dimensional International Small Company Portfolio

U.S. Government Securities	All Trust I Portfolios All Trust II Portfolios

Yankee Bonds and Eurobonds

All Trust I Portfolios other than AQR Global Risk Balanced Portfolio

All Trust II Portfolios other than Equity Index Portfolios, Baillie Gifford International Stock Portfolio, and Brighthouse/Dimensional International Small Company Portfolio

Zero Coupon Securities and Deferred Interest Bonds	All Trust I Portfolios other than AQR Global Risk Balanced Portfolio All Trust II Portfolios other than Equity Index Portfolios, and Brighthouse/Dimensional International Small Company Portfolio

Asset-Backed Securities, including Collateralized Debt Obligations

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in or have exposure to asset-backed securities. Asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less. Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life of asset-backed securities. A faster prepayment rate will shorten the average life and a slower prepayment rate will lengthen it.

The purchase of asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller’s security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner’s obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

In the case of privately issued asset-backed securities, the Trusts take the position that such instruments do not represent interests in any particular industry or group of industries.

Bonds

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in or have exposure to one or more types of bonds. Bonds are fixed-or variable-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage-and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments, and other issuers to borrow money from investors. The issuer pays the investor a fixed- or variable-rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are “perpetual” in that they have no maturity date.

Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Portfolio’s investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond when due. Credit risk can be affected by many factors, including adverse changes in the issuer’s own financial condition or in economic conditions.

Unless required by applicable law, a Portfolio is not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after the Portfolio purchases the security. Neither event would require the Portfolio to sell the debt security, but the Portfolio’s adviser or subadviser would consider such events in the determining whether the Portfolio should continue to hold it. See also “Fixed-Income Securities.”

Brady Bonds

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the “residual risk”). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. See also “Fixed-Income Securities.”

Capital Securities and Bank Capital Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in or have exposure to capital securities, which are securities issued by a trust having as its only assets junior subordinated debentures of a corporation, typically a bank holding company (“Bank Capital Securities”). This structure provides tax advantages to a bank holding company while generally providing investors a higher yield than is offered by investing directly in a bank holding company’s subordinated debt.

Bank Capital Securities are issued by banks to help fulfill their regulatory capital requirements. Bank capital is generally, but not always, of investment grade quality. Some Bank Capital Securities take the form of trust preferred securities. Other Bank Capital Securities are commonly thought of as hybrids of debt and preferred stock and are often perpetual (with no maturity date), callable, and have a cumulative interest deferral feature. This feature, under certain conditions, allows the issuer bank to withhold payment of interest until a later date. However, such deferred interest payments generally earn interest.

Collateralized Obligations

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in or have exposure to collateralized obligations. A Portfolio may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs, and other CDOs may charge management fees and administrative expenses and may involve a level of active management by a collateral manager.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. Holders of interests in the senior tranches are entitled to the lowest interest rate payments but those interests generally represent safer investments than more junior tranches because, should there be any default, senior tranches are typically paid first. The holders of interests in the most junior tranches, such as equity tranches, typically are entitled to be paid the highest interest rate payments but suffer the highest risk of loss should the holder of an underlying debt instrument default. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or the trust of another CDO typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. A relatively small decline in the value of the underlying securities could result in a relatively large loss in the value of a CBO, CLO or other CDO.

Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs, and other CDOs may be characterized by the Portfolio as illiquid securities. However, an active dealer market may exist for CBOs, CLOs, and other CDOs, allowing a CDO to qualify for Rule 144A transactions. See “Rule 144A Securities and Other Private Placement Securities.” In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Portfolios’ Summary Prospectuses and Prospectuses (e.g., interest rate risk, prepayment risk, counterparty risk and credit risk), CBOs, CLOs, and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) the collateral and accompanying risks underlying a CBO, CLO or other CDO in which a Portfolio invests will change, and will do so without transparency; (vi) risk of forced liquidation of collateral securities due to technical defaults such as the failure of coverage tests designed to protect investors in more senior tranches; and (vii) the CBO’s, CLO’s or CDO’s collateral manager may perform poorly.

Convertible Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in or have exposure to convertible securities. A Portfolio may invest in convertible securities of domestic and, subject to the Portfolio’s investment strategy, foreign issuers. The convertible securities in which a Portfolio may invest include any bonds, debentures, notes, preferred stock or other security that may be converted into common stock or that carries the right to purchase common stock. Convertible securities entitle the holder to convert or otherwise exchange the securities for common stock or other equity securities of the same issuer or a different issuer, at specified prices within a certain period of time.

Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. Investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed-income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, typically offer lower interest or dividend yields than non-convertible debt securities of similar quality because of the potential for capital appreciation.

Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase for that Portfolio. Neither event will require the sale of such securities, although a Portfolio’s adviser or subadviser will consider such event in its determination of whether the Portfolio should continue to hold the securities. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities generally entail more risk than its debt obligations. In addition, convertible securities are often lower-rated securities than more senior debt obligations.

Credit Default Swaps

As set forth in the “Investment Practices” section, certain of the Portfolios may enter into credit default swap agreements. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Portfolio. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Portfolio may be either the buyer or seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage because, in addition to its aggregate assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). A Portfolio’s risk of loss from credit and counterparty risk is mitigated in part by having a master netting agreement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio with a third party to cover the Portfolio’s exposure to the counterparty. Under a master netting agreement, all amounts with a counterparty are terminated and settled on a net basis if an event of default occurs. In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or earmark cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or earmarking will ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Portfolio. Such segregation or earmarking will not limit the Portfolio’s exposure to loss.

In addition to using credit default swaps for hedging purposes, the AB Global Dynamic Allocation Portfolio, BlackRock Bond Income Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock High Yield Portfolio, Brighthouse/Franklin Low Duration Total Return Portfolio, Brighthouse/Templeton International Bond Portfolio, Brighthouse/Wellington Balanced Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Core Bond Portfolio, JPMorgan Global Active Allocation Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Schroders Global Multi-Asset Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio may also use credit default swaps for other investment purposes.

For purposes of applying a Portfolio’s investment policies and restrictions (as stated in the Summary Prospectus, the Prospectus, and this SAI) swap agreements are generally valued by the Portfolio at market value. In the case of a credit default swap, however, in applying certain of the Portfolios’ investment policies and restrictions the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolios’ other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines because such value reflects the Portfolio’s actual economic exposure during the term of the credit default swap. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Options on Credit Default Swap Agreements. The BlackRock Bond Income Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock High Yield Portfolio, Brighthouse/Franklin Low Duration Total Return Portfolio, Brighthouse/Templeton International Bond Portfolio, Brighthouse/Wellington Balanced Portfolio, Brighthouse Balanced Plus Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Schroders Global Multi-Asset Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio may use options on credit default swaps for hedging and other investment purposes. An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Similar to a credit default swap, options on a credit default swap are traded over-the-counter and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

Credit Linked Notes (“CLNs”)

As set forth in the “Investment Practices” section, certain of the Portfolios may purchase CLNs. A CLN is an instrument in which a special purpose entity (the “Note Issuer”) issues a structured note that is intended to replicate a corporate bond or portfolios of corporate bonds.

The purchaser of the CLN invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to that of a highly rated asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the purchaser will receive payment equal to (1) the original par amount paid to the Note Issuer, if there was neither a default on the Reference Bond nor a restructuring of the issuer of the Reference Bond, or (2) the value of the Reference Bond, if there has been such a default or restructuring. Depending on the terms of the CLN, it is also possible that the purchaser may be required to take physical delivery of the Reference Bond in the event of a default or restructuring. In addition to being subject to the risks relating to the Reference Bond, the purchaser of a CLN may be subject to the credit risk of the Note Issuer. In addition, there may not be a secondary market for the CLN even though such a market exists for the Reference Board.

Cyclical Opportunities

As set forth in the “Investment Practices” section, certain of the Portfolios, such as the Oppenheimer Global Equity Portfolio, may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the adviser or subadviser believes they have growth potential. A Portfolio might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Portfolio’s share prices.

Dollar Rolls

As set forth in the “Investment Practices” section, certain of the Portfolios may engage in dollar roll transactions. In dollar roll transactions, a Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon, and maturity) securities on a specified future date. During the roll period, a Portfolio would forgo principal and interest paid on such securities. A Portfolio would be compensated by the difference between the current sales price and the forward price of the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time a Portfolio enters into a dollar roll transaction, it will maintain the segregation, either on the records of the adviser or subadviser or with the Trust’s custodian, of cash or other liquid assets having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.

Emerging Market Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may, directly or indirectly (through, for example, participation notes or other types of equity-linked notes), invest in emerging market securities. Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political or economic stability characteristics of more developed countries. Certain of such countries in the past may have failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio’s investments in those countries and the availability to a Portfolio of additional investments in those countries. The small size and limited operating history and/or development of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio’s investments in such countries illiquid and the values of such securities more volatile than investment in more developed countries. To invest in such markets, a Portfolio may be required to establish special custodial or other arrangements, which can add to the cost and risk of investment in such markets. There may be little or less reliable financial or accounting information available with respect to issuers located in certain of such countries as compared to investments in more developed markets, and it may be difficult as a result to assess accurately the value or prospects of an investment in such issuers.

Transaction costs in emerging markets may be higher than in the U.S. and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

A Portfolio may make investments denominated in emerging markets currencies. Some countries in emerging markets also may have managed currencies, which are not free-floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Portfolio’s securities are quoted would reduce the Portfolio’s net asset value.

Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents and new capital controls or restrictions on repatriating capital to the U.S. may be instituted at any time and without advance notice. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Portfolio. Emerging market securities are subject to the risks associated with foreign securities. For a discussion of foreign securities, see “Foreign Securities” below.

Chinese Stock Connect Programs. The risks noted here are in addition to the risks described above. A Portfolio may purchase or obtain investment exposure to shares in mainland China-based companies that trade on

Chinese stock exchanges, such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange, (“China A-Shares”) through the Shanghai-Hong Kong Stock Connect, through the Shenzhen-Hong Kong Stock Connect Program, or that may be available in the future through additional stock connect programs (collectively, the “Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong, Shanghai or other locations that have stock connect programs. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, a Portfolio may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Portfolio’s performance or ability to meet its investment objective. Investment in eligible A-shares through Stock Connect is subject to trading, clearance and settlement procedures that could increase the risk of loss to a Portfolio and/or affect the Portfolio’s ability to effectively pursue its investment strategy. For example, PRC regulations require that a Portfolio that wishes to sell its China A-Shares pre-deliver the China A-Shares to a broker. If the China A-Shares are not in the broker’s possession before the market opens on the day of sale, the sell order will be rejected. This requirement could also limit a Portfolio’s ability to dispose of its China A-Shares purchased through Stock Connect in a timely manner. A Portfolio’s investment in China A-Shares may only be traded through Stock Connect and is not otherwise transferable. Additionally, Stock Connect is subject to daily and aggregate quota limits on purchases of China A-Shares. Once the daily quota is reached, orders to purchase additional China A-Shares through Stock Connect will be rejected. Investment quotas are subject to change. China A-Shares currently eligible for trading under Stock Connect may also lose such designation. Moreover, day (turnaround) trading is not permitted on the A-shares market. If an investor buys A-shares on day “T,” the investor will only be able to sell the A-shares on or after day T+1. Further, all Stock Connect China A-shares trades must be settled in renminbi (“RMB”), which requires a Portfolio to have timely access to a reliable supply of offshore RMB, which cannot be assured. Stock Connect utilizes an omnibus clearing structure, and the Portfolio’s investments will be registered in its custodian’s name on the central clearing and settlement system. This may limit the ability of the Adviser (and/or any Subadviser, as the case may be) to effectively manage a Portfolio, and may expose the Portfolio to the credit risk of its custodian or to greater risk of expropriation. China A-shares held through the nominee structure under Stock Connect will be held through an intermediary as nominee (the “Nominee”) on behalf of investors. The precise nature and rights of a Portfolio as the beneficial owner of Stock Connect securities through the Nominee is not well defined under PRC law. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly from each other and issues may arise based on these differences. There can be no assurance that Stock Connect will not be discontinued without advance notice. Investment in China A-Shares through Stock Connect may be available only through a single broker that is an affiliate of the Portfolio’s custodian, which may affect the quality of execution provided by such broker. Stock Connect restrictions could also limit the ability of a Portfolio to sell its China A-Shares in a timely manner, or to sell them at all. Further, different fees, costs and taxes are imposed on foreign investors acquiring China A-Shares acquired through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.

Equity Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in equity securities, which generally represent an ownership interest in a company. The most common form of equity security in the United States is common stock of a corporation, but equity securities also include preferred stock, warrants, securities convertible into common or preferred stocks, and interests in partnerships and foreign entities. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuers. In general, equity securities are more volatile and risky than fixed-income securities. The prices of equity securities generally rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). Therefore, the value of your investment in a Portfolio may sometimes decrease instead of increase. Certain equity securities may pay a dividend. A dividend is a payment made by a company to a shareholder that typically is based on the company’s performance. A dividend may be paid as cash or additional securities.

Investment Style Risk—Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing.

Generally, an adviser or subadviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser or subadviser using a “growth” style of investing will be more likely than an adviser or subadviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are stocks that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by a Portfolio’s adviser or subadviser may actually be appropriately priced or overvalued. Value-oriented funds will typically underperform when growth investing is in favor.

Market Capitalization Risk—Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. The net asset value of each class of a Portfolio that invests in companies with smaller capitalization, therefore, may fluctuate more widely than market averages. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Eurodollar Futures and Options

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Event-Linked Instruments

As set forth in the “Investment Practices” section, certain of the Portfolios may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent upon, or formulaically related to, defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Portfolios may lose a portion or the entirety of principal invested in the bond or notional amount on a swap. Event-linked bonds often provide for an extension of maturity to process and audit loss claims when a trigger event has, or possibly has, occurred. An extension of maturity may increase the bond’s volatility. Event-linked exposure may expose the Portfolios to certain additional risks including credit and counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposure may also be subject to liquidity risk.

Exchange-Traded Grantor Trusts

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in exchange-traded grantor trusts (“ETGTs”). An ETGT is a trust comprised of a fixed basket of stocks or commodities, often representing a specific sector or industry. ETGTs are unmanaged, and once composed, their portfolios generally do not change. If a company originally owned by an ETGT is merged or fails, it is not replaced within the ETGT. This may result in a concentration of the ETGT’s holdings or a diversion from the ETGT’s initial industry or sector focus. Like ETFs, ETGTs are traded on an exchange. However, unlike ETFs, an investor in an ETGT holds the shares of the underlying stocks, retaining voting rights and dividend distributions. Further, ETGTs may be deconstructed, and the underlying stocks distributed to the owners. The risks involved in investing in an ETGT are the same as those associated with investing in the underlying stocks, including market risk, sector risk, concentration risk, performance risk, and risks associated with a lack of active management.

ETGTs are generally inexpensive to maintain and investors pay a transaction cost and an annual custody fee. However, because interests in ETGTs are sold only in round lots of 100, they are expensive for small investors. In addition, because of their often narrow focus, investments in ETGTs generally are not well suited for buy and hold strategies, but instead as short term, tactical investments.

Exchange-Traded Notes

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in ETNs. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees. ETNs can be traded on an exchange at market price or held until maturity. The issuer of an ETN typically makes interest payments and a principal payment at maturity that is linked to the price movement of an underlying market benchmark or strategy.

An investment in an ETN involves risks, such as market risk, liquidity risk and counterparty risk. For example, the value of an ETN will change as the value of the underlying market benchmark or strategy fluctuates. The prices of underlying market benchmarks are determined based on a variety of market and economic factors and may change unpredictably, affecting the value of the benchmarks and, consequently, the value of an ETN. In addition, if the value of an underlying market benchmark decreases, or does not increase by an amount greater than the aggregate investor fee applicable to an ETN, then an investor in the ETN will receive less than its original investment in the ETN upon maturity or early redemption and could lose up to 100% of the original principal amount.

The issuer of an ETN may restrict the ETN’s redemption amount or its redemption date. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

Because ETNs are unsecured debt securities, they are also subject to risk of default by the issuing bank or other financial institution (i.e., counterparty risk). In addition, the value of an ETN may decline due to a downgrade in the issuer’s credit rating despite no change in the underlying market benchmark.

Fixed-Income Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in fixed-income securities. Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate and private issuers of various types. The maturity date is the date on which the borrower must pay back the borrowed amount, which is known as the principal. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral to cover the issuer’s obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or upon the maturity of the security, as well as an obligation to repay the principal amount of the security at maturity. The rate of interest on fixed-income securities may be fixed or variable. Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Fixed-income securities are subject to credit risk, market risk and interest rate risk. Except to the extent values are affected by other factors such as developments relating to a specific issuer, generally the value of a fixed-income security can be expected to rise when interest rates decline and, conversely, the value of such a security can be expected to fall when interest rates rise. Some fixed-income securities also involve prepayment or call risk. Prepayment risk is the risk that the issuer will repay the principal on the security before it is due, thus depriving the fixed-income security’s holder, such as a Portfolio, of a favorable stream of future interest or dividend payments. The Portfolio could buy another security, but that other security might pay a lower interest rate. In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Portfolio would typically receive a premium if an issuer were to redeem a security, if an issuer were to exercise a “call option” and redeem the security during times of declining interest rates, the Portfolio may realize a capital loss on its investment if the security was purchased at a premium and the Portfolio may be forced to replace the called security with a lower yielding security.

Changes by NRSROs in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Portfolio’s net asset value.

Because interest rates vary, it is impossible to predict the income, if any, for any particular period for a Portfolio that invests in fixed-income securities. Fluctuations in the value of a Portfolio’s investments in fixed-income securities will cause the net asset value of each class of the Portfolio to fluctuate also.

Duration is an estimate of a bond or bond fund’s price sensitivity in response to changes in interest rates. If interest rates rise by one percentage point, the share price of a bond fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by a percentage point, the bond fund’s share price would be expected to rise by about 5%. The weights are the present values of each cash flow as a percentage of the present value of all cash flows. The greater the duration of a bond, the greater its percentage price volatility. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Only a pure discount bond—that is, one with no coupon or sinking-fund payments—has a duration equal to the remaining maturity of the bond, because only in this case does the present value of the final redemption payment represent the entirety of the present value of the bond. For all other bonds, duration is less than maturity.

The difference between duration and maturity depends on: (a) the size of the coupon, (b) whether or not there are to be sinking-fund payments, and (c) the yield-to-maturity represented by the bond’s current market value. The higher the coupon the shorter the duration. This is because the final redemption payment accounts for a smaller percentage of the bond’s current value. The higher the yield the shorter the duration. This is because the present values of the distant payments become less important relative to the present values of the nearer payments. A typical sinking fund reduces duration by about 1.5 years. For bonds with less than five years to maturity, duration expands rapidly as maturity expands. From 5 to 15 years remaining maturity, duration continues to expand as maturity lengthens, but at a considerably slower rate. Beyond 15 years’ maturity, increments to duration are quite small, and only a bond with very low (or no) coupon would have a duration of more than 15 years.

There is a close relationship between duration and the price sensitivity of a bond to changes in interest rates. For example, a bond with 10 years’ duration will decline (or rise) in price by approximately 5 percent when yield increases (or decreases) by one half percent. Similarly, a yield increase of 2 percent will produce a price decline of about 24 percent for a bond with 12 years’ duration; but the same 2 percent yield increase will produce a price decline of only some 10 percent for a bond with 5 years’ duration. This same relationship generally holds true for the duration and price of the entire portfolio of a Portfolio.

A Portfolio that may invest in debt securities will generally be able to invest in variable or floating-rate securities, which bear interest at rates subject to periodic adjustment or provide for periodic recovery of principal on demand. The value of a Portfolio’s investment in certain of these securities may depend on the Portfolio’s right to demand that a specified bank, broker-dealer, or other financial institution either purchase such securities from the Portfolio at par or make payment on short notice to the Portfolio of unpaid principal and/or interest on the securities. These securities are subject to, among others, interest rate risk and credit risk.

The following constitutes a non-exhaustive description of the fixed-income securities that may be purchased by each Portfolio, some of which may only be used for investment for temporary defensive purposes, pending investment in other securities or for liquidity purposes. For additional information about specific types of fixed-income securities, see “Bonds,” “High Yield Foreign Sovereign Debt Securities,” “High Yield, High Risk Debt Securities,” “Inflation Indexed Bonds,” “Investment Grade Corporate Debt Securities,” “Municipal Fixed-Income Securities,” “U.S. Government Securities,” and “Yankee Bonds and Eurobonds.”

U.S. Government Securities

U.S. Government securities are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government. Some obligations, such as those issued by the U.S. Treasury, the Government National Mortgage Association (“GNMA”), the Farmers’ Home Administration, and the Small Business Administration, are backed by the full faith and credit of the U.S. Treasury. Other obligations are backed by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association (“Fannie Mae”).

Certificates of Deposit

Certificates of deposit are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

Bankers’ Acceptances

Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Commercial Paper

Commercial paper refers to promissory notes issued by corporations in order to finance their short-term credit needs. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed above in “Asset-backed Securities, including Collateralized Debt Obligations” would apply. Commercial paper is traded primarily among institutions. For a description of short-term debt obligation ratings, see Appendix A. Commercial paper may also be issued by foreign companies or banks or their U.S. affiliates.

Foreign Obligations

Foreign obligations are obligations of foreign branches of U.S. banks and other foreign securities that are subject to risks of foreign political, economic, and legal developments, which include foreign governmental restrictions adversely affecting payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. With respect to bank obligations, different risks may result from the fact that foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. Obligations of such branches will be purchased by a Portfolio only when the Portfolio’s adviser or subadviser believes the risks are minimal.

Eurodollar Bank Obligations

Eurodollar bank obligations are obligations of foreign branches of foreign banks and foreign branches of U.S. banks.

Floaters

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in floaters. Floaters are fixed-income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under “Foreign Securities.”

Foreign Currency Transactions, including Currency Forward Contracts, Currency Futures, and Currency Options

As set forth in the “Investment Practices” section, certain of the Portfolios may engage in foreign currency transactions. Foreign currency transactions include: (1) forward foreign currency exchange contracts, (2) foreign currency futures contracts, (3) put and call options on foreign currency futures contracts and on foreign currencies, (4) the purchase and sale of foreign currency on a spot (or cash) basis, and (5) currency swaps. These Portfolios may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of a Portfolio’s assets and income to the extent the Portfolio holds securities or other assets that are denominated in that foreign currency. In addition, although a portion of a Portfolio’s investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a Portfolio’s income has been earned and computed in U.S. dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the United States or abroad. Foreign currencies in which a Portfolio’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio. A Portfolio may also be subject to the credit risk presented by another party (counterparty risk) to the extent it engages in transactions, such as forward foreign currency contracts, that involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of an investment in the Portfolio may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Certain of the Portfolios may invest in the following types of foreign currency transactions:

Foreign Currency Exchange Transactions. A Portfolio may engage in foreign currency exchange transactions to gain exposure to a particular foreign currency or currencies as a part of its investment strategy, to protect against uncertainty in the level of future exchange rates, to facilitate the settlement of securities trades or to exchange one currency for another. The adviser or subadviser to a Portfolio may engage in foreign currency exchange transactions in connection with implementing the investment strategy of the Portfolio, the purchase and sale of portfolio securities (“transaction hedging”), and to protect the value of specific portfolio positions (“position hedging”).

A Portfolio may engage in “transaction hedging” to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to “lock in” the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts to gain exposure to a particular foreign currency or currencies as a part of its investment strategy or as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

A Portfolio may engage in “position hedging” to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

Hedging transactions involve costs and may result in losses. A Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when, in the opinion of the Portfolio’s adviser or subadviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio’s ability to engage in hedging and related option transactions may be limited by tax considerations.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”), such as the New York Mercantile Exchange. A Portfolio may enter into foreign currency futures contracts to gain exposure to a particular foreign currency or currencies as a part of its investment strategy or for hedging or other appropriate investment purposes as defined in CFTC regulations. Open positions in forwards used for non-hedging purposes will be covered by the Portfolio’s earmarking of liquid assets or by the segregation with the Trusts’ custodian of liquid assets, and such positions will be marked to market daily.

In addition to being used to gain exposure to a particular foreign currency or to enhance the Portfolio’s return, forwards may be used to adjust the foreign exchange exposure of each Portfolio with a view to protecting against uncertainty in the level of future foreign exchange rates, and the Portfolios might be expected to enter into such contracts under the following circumstances:

Lock In. When the adviser or subadviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio’s holdings denominated in the currency sold.

Direct Hedge. If the adviser or subadviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the adviser or subadviser thinks that a Portfolio can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

Proxy Hedge. The adviser or subadviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies, and such relationships can be very unstable at times.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit. These contracts may be bought or sold to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or to increase exposure to a particular foreign currency.

At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of margin variation.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio’s adviser or subadviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors in foreign currency options may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Currency Swaps. A Portfolio may enter into currency swaps. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the swap transaction.

A Portfolio may also enter into currency swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the swap agreement, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. With respect to currency swaps entered into on a net basis, a Portfolio will accrue the net amount of excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate or earmark cash or assets determined to be liquid and having a value equal to the excess. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the adviser and sub advisers believe such obligations do not constitute “senior securities” under the 1940 Act and accordingly, the adviser and sub advisers will not treat them as being subject to a Portfolio’s borrowing restrictions under the 1940 Act.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The use of currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an adviser or subadviser is incorrect in its forecasts of currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if currency swaps were not used.

For purposes of applying a Portfolio’s investment policies and restrictions (as stated in the Summary Prospectus, the Prospectus, and this SAI) swap agreements are generally valued by the Portfolio at market value. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

In addition to engaging in foreign currency transactions for hedging purposes, the AQR Global Risk Balanced Portfolio, BlackRock Bond Income Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse/Dimensional International Small Company Portfolio, Brighthouse/Franklin Low Duration Total Return Portfolio, Brighthouse/Templeton International Bond Portfolio, Brighthouse/Wellington Balanced Portfolio, Brighthouse Balanced Plus Portfolio, Loomis Sayles Global Markets Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Schroders Global Multi-Asset Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio may enter into foreign currency transactions for other investment purposes.

Foreign Equity Depositary Receipts

As set forth in the “Investment Practices” section, certain of the Portfolios may purchase foreign equity depositary receipts, including non-voting depositary receipts (“NVDRs”), which are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank, or issued by an affiliate of an exchange. These Portfolios may invest in EDRs, GDRs, International Depositary Receipts (“IDRs”) and NVDRs. In addition, these Portfolios may invest in ADRs, which represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs, GDRs, IDRs and NVDRs are receipts evidencing an arrangement with a non-U.S. bank, foreign stock exchange or foreign stock exchange affiliate similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs, GDRs and IDRs are not necessarily quoted in the same currency as the underlying security.

Foreign equity depositary receipts can be either “sponsored” or “unsponsored.” Sponsored foreign equity depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored foreign equity depositary receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored foreign equity depositary receipts.

To the extent a Portfolio acquires foreign equity depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the receipts to issue and service such receipts (unsponsored), there may be an increased possibility that such Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in foreign equity depositary receipts does not eliminate the risks inherent in investing in securities of non-U.S. issuers. The market value of foreign equity depositary receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the foreign equity depositary receipts and the underlying securities are quoted. However, by investing in foreign equity depositary receipts, such as ADRs, that are quoted in U.S. dollars, a Portfolio may avoid foreign risks during the settlement period for purchases and sales.

Except as noted, the Portfolios consider Depositary Receipts to be foreign securities. The BlackRock High Yield Portfolio, Brighthouse Small Cap Value Portfolio, ClearBridge Aggressive Growth Portfolio, Jennison Growth Portfolio, Neuberger Berman Genesis Portfolio and Wells Capital Management Mid Cap Value Portfolio do not consider ADRs or similar receipts and shares traded in U.S. markets to be foreign securities.

Foreign Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in or have exposure to foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies and securities denominated in foreign currencies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits, Yankee certificates of deposit, Eurobonds, and Yankee bonds. A Portfolio may also invest in Canadian commercial paper and Europaper. These instruments may subject a Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, reduction of governmental or central bank support, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. There is a possibility of developments that could adversely affect investment in and the liquidity of securities of certain foreign countries, including but not limited to expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments, such as the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Foreign issuers may become subject to sanctions imposed by the United States or another country or other governmental or non-governmental organizations, which could result in the immediate freeze of the foreign issuers’ assets or securities. The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit a Portfolio’s ability to buy, sell, receive or deliver the securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio’s investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges and markets, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a “failed settlement,” which can result in losses to a Portfolio.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. There can be no assurance that currency controls will not be imposed in any foreign country. In addition, the value of foreign fixed-income investments may fluctuate in response to changes in U.S. and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Portfolio may buy securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the World Bank, the Asian Development Bank, and the Inter-American Development Bank.

The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

Foreign sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. Sovereign debtors also may be dependent on expected disbursements from other foreign governments or multinational agencies and the country’s access to, or balance of, trade. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Restructuring may include obtaining additional credit to finance outstanding obligations, reduction and rescheduling of payments of interest and principal, or negotiation of new or amended credit and security agreements. Unlike most corporate debt restructurings, the fees and expenses of financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign debt securities instead of the sovereign entity itself. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments, and similar occurrences may happen in the future. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government. For a discussion of foreign sovereign debt securities of European countries, see “Investment Strategies and Risks—Recent Events.”

Securities of companies domiciled in Canada, Puerto Rico, and the Caribbean Islands, if primarily traded in the U.S. securities markets, are generally not considered to be foreign securities. Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Certain Portfolios may gain exposure to securities in certain foreign markets through investments in participation notes. Some countries, especially emerging markets countries, do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. The Portfolios may use participation notes or other investments to establish a position in such markets as a substitute for direct investment. Participation notes are issued by banks or broker-dealers and are designed to track the return of a particular underlying equity or debt security, currency or market. An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and the participation note’s performance may differ from the underlying security’s performance. While the holder of a participation note may be entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. In addition, participation notes are generally traded over-the-counter and are subject to counterparty risk. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. There is also no assurance that there will be a secondary trading market for a participation note or that the trading price of a participation note will equal the value of the underlying security. Additionally, issuers of participation notes and the calculation agent may have broad authority to control the foreign exchange rates related to the participation notes and discretion to adjust the participation note’s terms in response to certain events.

Eurodollar and Yankee dollar bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) bank obligations are subject to certain sovereign risks in addition to the risks of foreign investments described below. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers. See also “Fixed-Income Securities—Foreign Obligations”

Forward Commitments, When-Issued, and Delayed Delivery Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them for its portfolio (or for delivery pursuant to options contracts it has entered into), but may enter into a separate agreement to sell the securities before the settlement date if its adviser or subadviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will segregate or earmark cash or liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value. These transactions may subject the Portfolio to a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Portfolio. In addition, when the Portfolio engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Portfolio may miss the opportunity to obtain a security at a favorable price or yield.

High Yield, High Risk Debt Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in high yield, high risk debt securities. Certain lower rated securities purchased by a Portfolio, such as those rated Ba or B by Moody’s, BB or B by S&P or BB or B by Fitch Ratings (“Fitch”) (commonly known as “junk bonds”), may be subject to certain risks with respect to the issuing entity’s ability to make scheduled payments of principal and interest, and also may be subject to greater market fluctuations. While generally providing greater income than investments in higher quality securities, lower quality fixed-income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed-income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that a Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the adviser or subadviser’s own credit analysis.

Lower quality fixed-income securities are affected by the market’s perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed-income securities is generally less liquid than the market for investment grade fixed-income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately a Portfolio’s portfolio securities for purposes of determining the Portfolio’s net asset value.

A Portfolio may invest in mezzanine securities, which are generally lower quality fixed-income securities and frequently unrated and present many of the same risks as senior loans, second lien loans and lower quality fixed-income securities. See “Senior Loans and Other Direct Indebtedness.” However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is an investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

A Portfolio may also invest in high yield debt securities that are rated C or below (sometimes referred to as “distressed securities”). Distressed securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of such securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of such securities may be more complex than for issuers of higher quality debt securities. These securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. If an issuer of such securities defaults, in addition to risking payment of all or a portion of interest and principal, a Portfolio by investing in such securities, may incur additional expenses to seek recovery of its investment.

In determining suitability of investment in a particular unrated security, the adviser or subadviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

High Yield Foreign Sovereign Debt Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in high yield foreign sovereign debt securities, which are typically issued by foreign sovereign obligors in developing or emerging market countries. Such countries’ ability to pay principal and interest may be adversely affected by many factors, including high rates of inflation, high interest rates, currency exchange rate fluctuations or difficulties, political uncertainty or instability, the country’s cash flow position, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, the policy of the International Monetary Fund (the “IMF”), the World Bank and other international agencies, the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in the international prices of commodities which it imports or exports and the extent of its foreign reserves and access to foreign exchange. Currency devaluations may also adversely affect the ability of a foreign sovereign obligor to obtain sufficient foreign exchange to service its external debt.

If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government’s implementation of economic reforms or other requirements. Failure to meet such conditions may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.

A Portfolio may invest in the sovereign debt of foreign countries which have issued or have announced plans to issue Brady Bonds. See “Brady Bonds.”

Investments in High Yield Foreign Sovereign Debt Securities are subject to risks similar to investments in “High Yield, High Risk Debt Securities.” See also “Fixed-Income Securities.”

Hybrid Instruments

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in hybrid instruments (a type of potentially high-risk derivative). Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rate. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio.

Equity-linked debt securities are a type of hybrid instrument. At maturity, an equity-linked debt security of an issuer is exchanged for common stock of the issuer or is payable in an amount based on the price of the issuer’s common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer’s common stock might not be as high as the adviser or subadviser expected.

Although there are no percentage limitations on the amount of assets that may be invested in hybrid instruments, the adviser or subadviser to the Portfolios, other than the AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio and Fidelity Institutional Asset Management® Government Income Portfolio, do not anticipate that such investments will exceed 5% (10% with respect to T. Rowe Price Large

Cap Growth Portfolio, T. Rowe Price Large Cap Value Portfolio, T. Rowe Price Mid Cap Growth Portfolio and T. Rowe Price Small Cap Growth Portfolio) of each Portfolio’s total assets.

Illiquid Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest up to 15% (5% in the case of BlackRock Ultra-Short Term Bond Portfolio) of their net assets in “illiquid securities,” that is, securities which in the opinion of the adviser or subadviser may not be resalable at the price at which the Portfolio is valuing the security, within seven days, except as qualified below. Illiquid securities include securities whose disposition is restricted by federal securities laws (other than Rule 144A securities deemed liquid by the Portfolio’s adviser or subadviser) and certificates of deposit and repurchase agreements of more than seven days duration or any time deposit with a withdrawal penalty. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Portfolio is in a position where more than 15% (5% in the case of BlackRock Ultra-Short Term Bond Portfolio) of the value of its net assets are invested in illiquid assets, the Portfolio is not required to immediately sell any illiquid securities if to do so would not be, in the adviser or subadviser’s opinion, in the best interest of the Portfolio’s shareholders.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Further, certain securities, once sold, may not settle for an extended period (for example, several weeks or even longer). A Portfolio will not receive its sales proceeds until that time, which may constrain the Portfolio’s ability to meet its obligations (including obligations to redeeming shareholders). A Portfolio may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of the adviser or subadviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Limited Partnership and Limited Liability Company Interests. Certain Portfolios may invest in limited partnerships. A limited partnership interest entitles a Portfolio to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership. Certain Portfolios may invest in limited liability company interests to the same extent they invest in limited partnership interests. Limited liability company interests have similar characteristics as limited partnership interests.

Investments in limited partnerships pose special investment risks. A limited partnership is generally taxed as a pass-through entity; i.e., the income and expenses of the partnership are not taxed at the partnership level but are passed through to its limited partners, such as the Portfolios, who include their pro rata share of the partnership’s income and expenses in their own taxes. This pass-through may potentially cause non-compliance by the Portfolios with certain tax laws and regulations to which the Portfolios are subject, and subject them to penalties under the tax laws, including possible loss of their own pass-through treatment under Subchapter M of the Code. Limited partnership units are typically illiquid and subject to contractual transfer restrictions; thus a Portfolio will generally not be able to sell an investment in a limited partnership but will be required to hold it for the entire term of the partnership. Certain decisions that could adversely affect the Portfolios, such as whether the limited partnership should be allowed to borrow money, may be made by a majority in interest of the limited partners. A Portfolio also bears indirectly its proportionate share of the limited partnership’s management fee and operating expenses. When a Portfolio makes an investment in a limited partnership, it typically signs a subscription agreement committing it to a certain investment amount; this amount is generally not paid all at once, but rather drawn down over time by the partnership’s general partner as investment opportunities present themselves. As a result, a Portfolio must set aside sufficient assets to be able to fund any future capital calls. Limited partnerships have relatively concentrated holdings; as a consequence, the return on a partnership may be adversely impacted by the poor performance of a small number of investments, especially if the partnership needs to mark down the valuation of one or more of its holdings.

Publicly traded partnerships (“PTP”) and master limited partnerships (“MLPs”) are generally limited partnerships (or limited liability companies), the units of which may be listed and traded on a securities exchange or are readily tradable on a secondary market (or its substantial equivalent). In addition to the risks associated with the underlying assets and exposures within a PTP or an MLP, a Portfolio’s investments in PTPs and MLPs are subject to other risks. The value of a PTP or an MLP will depend in part upon specialized skills of the PTP’s or MLP’s manager, and a PTP or an MLP may not achieve its investment objective. A PTP, MLP and/or its manager may lack, or have limited, operating histories. A Portfolio will be subject to its proportionate share of a PTP’s or an MLP’s expenses. A PTP or an MLP may be subject to a lack of liquidity and may trade on an exchange at a discount or a premium to its net asset value. Unlike ownership of common stock of a corporation, a Portfolio would have limited distribution rights in connection with its investment in a PTP or an MLP.

MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, and inadequate supply of external capital. There are also certain tax risks associated with investment in MLPs. The benefit derived from a Portfolio’s investment in MLPs is somewhat dependent on the MLP being treated as a partnership for federal income tax purposes, so any change to this status would adversely affect the price of MLP units. Historically, a substantial portion of the gross taxable income of MLPs has been offset by tax losses and deductions reducing gross income received by investors, and any change to these tax rules would adversely affect the price of an MLP unit.

Private Investment in Public Equity. Certain Portfolios may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPES”). Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Portfolio cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Inflation-Indexed Bonds

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury (“TIPS”) have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-

of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio may also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Indexed Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short- to intermediate-term fixed-income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument. See also “Fixed-Income Securities.”

Interest Rate Transactions

As set forth in the “Investment Practices” section, certain of the Portfolios may engage in interest rate transactions, which include: (1) interest rate swaps, (2) puts and call options on interest rate swaps, (3) interest rate caps and floors, (4) interest rate futures contracts, and (5) put and call options on interest rate futures contracts.

Interest Rate Swaps and Related Caps and Floors

Among the strategic transactions into which the Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio may use these transactions for a variety of purposes, including hedging, but also for purposes of income enhancement and market exposure. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Inasmuch as these swaps, caps, and floors are entered into for good faith hedging purposes, the adviser or subadvisers to the Portfolios and the Trust believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least “A” by Standard & Poor’s, Moody’s or Fitch or has an equivalent rating from another NRSRO or is determined to be of equivalent credit quality by the adviser or subadviser. For a description of the NRSROs and their ratings, see Appendix A. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

A Portfolio’s risk of loss from credit and counterparty risk arising from a swap is mitigated in part by having a master netting agreement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio with a third party to cover the Portfolio’s exposure to the counterparty. Under a master netting agreement, all amounts with a counterparty are terminated and settled on a net basis if an event of default occurs. In addition, with respect to swaps, a Portfolio will accrue the net amount of excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio’s net obligations, if any.

In addition to using interest rate swaps for hedging purposes, AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Bond Income Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse/Franklin Low Duration Total Return Portfolio, Brighthouse/Templeton International Bond Portfolio, Brighthouse/Wellington Balanced Portfolio, Brighthouse Balanced Plus Portfolio, Fidelity Institutional Asset Management® Government Income Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Schroders Global Multi-Asset Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Management U.S. Government Portfolio may use interest rate swaps for other investment purposes.

For purposes of applying a Portfolio’s investment policies and restrictions (as stated in the Summary Prospectus, the Prospectus, and this SAI) swap agreements are generally valued by the Portfolio at market value.

The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Options on Interest Rate Swap Agreements. The AB Global Dynamic Allocation Portfolio, BlackRock Bond Income Portfolio, Brighthouse/Franklin Low Duration Total Return Portfolio, Brighthouse/Templeton International Bond Portfolio, Brighthouse/Wellington Balanced Portfolio, Brighthouse Balanced Plus Portfolio, Fidelity Institutional Asset Management® Government Income Portfolio, JPMorgan Global Active Allocation Portfolio, PanAgora Global Diversified Risk Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Schroders Global Multi-Asset Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Management U.S. Government Portfolio may each purchase or sell options on interest rate swaps for hedging and other investment purposes. An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

Purchase and Sale of Interest Rate Futures Contracts. A Portfolio may purchase and sell interest rate futures contracts on fixed-income securities or indices of such securities, including municipal indices and any other indices of fixed-income securities that may become available for trading, either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio’s average yield as a result of the shortening of maturities.

The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio’s short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio’s investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

A Portfolio may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.

A Portfolio will enter into interest rate futures contracts that are traded on national or foreign futures exchanges and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act (“CEA”) by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in Paris at the Marché à Terme International de France, and in Tokyo at the Tokyo Stock Exchange.

With respect to interest rate futures contracts that are not legally required to “cash settle,” a Portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to interest rate futures contracts that are required to cash settle, however, a Portfolio is permitted to set aside or earmark liquid assets in an amount equal to the Portfolio’s daily marked to market (net) obligation, if any (in other words, the Portfolio’s daily net liability, if any), rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled interest rate futures contracts, a Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full market value of the interest rate futures contract.

Options on Interest Rate Futures Contracts. A Portfolio may purchase and write call and put options on interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on interest rate futures, rather than selling futures contracts, in anticipation of a rise in interest rates or purchase call options or write put options on interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of debt securities that the Portfolio intends to purchase.

In connection with transactions in interest rate futures and related options on such futures, a Portfolio will be required to deposit as “initial margin” an amount of cash and short-term U.S. Government securities. The current initial margin requirements per contract ranges from approximately 2% to 10% of the contract amount. Thereafter, subsequent payments (referred to as “variation margin”) are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

In addition to purchasing or selling options on interest rate/bond futures contracts for hedging purposes, BlackRock Bond Income Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse/Franklin Low Duration Total Return Portfolio, Brighthouse/Templeton International Bond Portfolio, Brighthouse/Wellington Balanced Portfolio, Brighthouse Balanced Plus Portfolio, PanAgora Global Diversified Risk Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Schroders Global Multi-Asset Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Management U.S. Government Portfolio may also purchase or sell options on interest rate/bond futures for other investment purposes.

Inverse Floaters

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in inverse floaters. An inverse floater is a type of instrument that bears a floating or variable interest rate that moves in the opposite direction to interest rates generally or the interest rate on another security or index. Changes in interest rates generally, or the interest rate of the other security or index, inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater’s price will be considerably more volatile than that of a fixed-rate bond. Brokers typically create inverse floaters by depositing an income-producing instrument, which may be a mortgage-backed security, in a trust. The trust in turn issues a variable rate security and inverse floaters. The interest rate for the variable rate security is typically determined by an index or an auction process, while the inverse floater holder receives the balance of the income from the underlying income-producing instrument less an auction fee. The market prices of inverse floaters may be highly sensitive to changes in interest rates and prepayment rates on the underlying securities, and may decrease significantly when interest rates increase or prepayment rates change. Inverse floaters may not be as liquid as other securities in which the Portfolios may invest.

Investment Grade Corporate Debt Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in investment grade corporate debt securities. Debt securities are rated by NRSROs. Securities rated BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered investment grade securities, but are somewhat riskier than higher rated investment grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. See Appendix A for a description of the various securities ratings.

Securities ratings represent the opinions of credit rating agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of securities. Securities ratings generally will be used by a Portfolio as one criterion for the selection of debt securities. A Portfolio also will rely upon the independent advice of its adviser or subadviser to evaluate potential investments. Among the factors that a Portfolio’s adviser or subadviser may consider are the long-term ability of an issuer to pay principal and interest and general economic trends. See also “Fixed-Income Securities.”

Loan Participations, Assignments, and Other Direct Indebtedness

As set forth in the “Investment Practices” section, certain of the Portfolios may invest a portion of their assets in loan participations (“Participations”) and other direct claims against a borrower. By purchasing a Participation, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in the Portfolio’s having a contractual relationship only with the lender, not the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, the value of any collateral from a secured loan may decline, and there is no assurance that the liquidation of collateral would satisfy the corporate borrowers’ obligation or that the collateral can be liquidated.

These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which the Portfolio would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which the Portfolio would purchase an assignment of a portion of a lender’s interest in a loan either directly from the lender or through an intermediary. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

A Portfolio will acquire Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the adviser or subadviser to be creditworthy.

The liquidity of such agreements will be determined by a Portfolio’s adviser or subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security, and (5) the nature of the marketplace for trades and other factors, if any which the adviser or subadviser deems relevant to determining the existence of a trading market for the Participations.

Money Market Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in money market securities. Money market securities in which a Portfolio may invest include U.S. Government securities, U.S. dollar denominated instruments (such as bankers’ acceptances, commercial paper, domestic or Yankee certificates of deposit, and Eurodollar bank obligations) issued or guaranteed by bank holding companies in the

U.S., their subsidiaries and their foreign branches, as well as banks controlled by non-U.S. holding companies. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

Other money market securities in which a Portfolio may invest include certain variable- and floating-rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for certain of these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes, including municipal variable rate demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a NRSRO. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

Generally, a Portfolio will invest only in high quality money market instruments, i.e., securities that have been assigned the highest quality ratings by NRSROs such as “A-1” by Standard & Poor’s, “Prime-1” by Moody’s or “F1” by Fitch, or if not rated, determined to be of comparable quality by the Portfolio’s adviser or subadviser.

The following Portfolios may invest in money market instruments rated “A-3” by Standard & Poor’s, “Prime-3” by Moody’s and “F3” by Fitch, or if not rated, determined to be of comparable quality by the Portfolio’s adviser or subadviser:

•	AB Global Dynamic Allocation

•	BlackRock Global Tactical Strategies

•	Brighthouse/Eaton Vance Floating Rate

•

Brighthouse/Templeton International Bond generally will only invest in money market instruments rated “Prime-1” or “Prime-2” by Moody’s, “A-1” or “A-2” by Standard & Poor’s or “F1” by Fitch or issued by companies having an outstanding debt issue currently rated “Aaa” or “Aa” by Moody’s, “AAA” or “AA” by Standard & Poor’s or “AAA” or “AA” by Fitch.

•	Brighthouse Balanced Plus

•	ClearBridge Aggressive Growth

•	Fidelity Institutional Asset Management® Government Income

•	Harris Oakmark International

•	Invesco Balanced-Risk Allocation

•	JPMorgan Global Active Allocation

•	JPMorgan Small Cap Value

•	Loomis Sayles Global Markets

•	PanAgora Global Diversified Risk

•	PIMCO Inflation Protected Bond

•	PIMCO Total Return

•

TCW Core Fixed Income may invest in commercial paper rated within the two highest ratings categories by S&P or Moody’s or, if not rated, that is determined by the Adviser or TCW to be of comparable quality.

•	T. Rowe Price Large Cap Value (up to 10%)

•	Victory Sycamore Mid Cap Value

•	Wells Capital Management Mid Cap Value may invest in money market instruments rated “A-2” by Standard & Poor’s, “Prime-2” by Moody’s and “F2” by Fitch.

Mortgage-Backed Securities, including Collateralized Mortgage Obligations

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in mortgage-backed securities. Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

The value of mortgage-backed securities may change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrower’s credit standing and repayment history. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. In addition, the risk of default by borrowers is greater during times of rising interest rates and/or unemployment rates. The risk of default is generally higher in the case of mortgage pools that include subprime mortgages. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

Certain of the Portfolios may invest in collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Certain of the Portfolios may invest in To Be Announced (“TBA”) Mortgage Securities, which are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or “tranches”), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

A Portfolio may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-backed securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with its investment objectives and policies, a Portfolio may invest in various tranches of CMO bonds, including support bonds.

CMO Residuals. Certain Portfolios may invest in CMO Residuals. CMO residuals are mortgage-backed securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs, which may be comprised of a number of tranches, and second to pay the related administrative expenses and any management fee of the issuer of the CMOs. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. Because the holders of CMO residuals are entitled only to excess cash flow after the payment of all other obligations has been made, a Portfolio investing in CMO residuals may not recoup anything on its investment in a CMO residual. CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Portfolio’s limitations on investment in illiquid securities. There can be no assurance that there will be a market for CMO residuals or that a Portfolio will be able to sell a CMO residual in which it may invest.

Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities, such as those issued by Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. For purposes of this section, “U.S. Government securities” refers not only to securities issued or guaranteed as to principal and interest by the U.S. Treasury, but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.

In September 2008, the U.S. Treasury announced that Fannie Mae and Freddie Mac were placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. The conservatorship has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether Fannie Mae or Freddie Mac will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. The FHFA, as conservator, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. Further, the FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, the U.S. Treasury took certain temporary actions in connection with the conservatorship, including entering into a contractual arrangement (each a “Senior Preferred Stock Purchase Agreement”) with each of Fannie Mae and Freddie Mac under which, if FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The aggregate amount that may be contributed under each Senior Preferred Stock Purchase Agreement may not exceed the greater of (a) $200 billion, or (b) $200 billion plus the cumulative total of amount due under the Senior Preferred Stock Purchase Agreement determined for calendar quarters in calendar years 2010, 2011, and 2012, less the amount by which the recipient’s (Fannie Mae or Freddie Mac, as the case may be) total assets exceed its total liabilities determined as of December 31, 2012. Fannie Mae and Freddie Mac are dependent upon the continued support of the U.S. Treasury and the FHFA in order to continue operating their businesses.

It is not known when or how the conservatorships will be terminated or what changes to Fannie Mae’s and Freddie Mac’s business structures will be made during or following the termination of the conservatorships. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted on July 21, 2010 (the “Dodd-Frank Act”), required the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships, including such options as the gradual winding-down and liquidation of Fannie Mae and Freddie Mac or the privatization of such entities. On February 11, 2011, the Treasury and the U.S. Department of Housing and Urban Development released their report to Congress on reforming America’s housing finance market. The report provided that the Obama Administration would work with FHFA to determine the best way to responsibly reduce Fannie Mae’s and Freddie Mac’s role in the market and ultimately wind down both institutions.

On February 18, 2009, the Obama Administration announced the Making Home Affordable Plan (formerly the Homeowner Affordability and Stability Plan). Among the provisions were the following: (i) an initiative to allow mortgages currently owned or guaranteed by Fannie Mae and Freddie Mac to be refinanced without obtaining additional credit enhancement beyond that already in place for that loan; and (ii) an initiative to encourage modifications of mortgages for both homeowners who are in default and those who are at risk of imminent default, through various government incentives to servicers, mortgage holders and homeowners. To the extent that servicers and borrowers of Fannie Mae and Freddie Mac participate in these programs in large numbers, it is likely that the costs incurred by Fannie Mae and Freddie Mac associated with modifications of loans, servicer and borrower incentive fees and the related accounting impacts will be substantial.

Although some of these programs are designed to protect holders of the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac, no assurance can be given that the initiatives described above will be successful. The obligations of Fannie Mae and Freddie Mac are neither insured nor guaranteed by the United States and do not constitute a debt or obligation of the United States or any agency thereof other than Fannie Mae and Freddie Mac.

Mortgage Dollar Roll Transactions

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in mortgage dollar roll transactions. Mortgage dollar rolls are transactions in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the adviser or subadviser’s ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. All cash proceeds will be invested in instruments that are permissible investments for the Portfolio. The Portfolio will segregate or earmark cash or other liquid assets until the settlement date in an amount equal to the forward purchase price.

Municipal Fixed-Income Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in municipal fixed-income securities. A Portfolio may invest in municipal bonds of any state, territory or possession of the U.S., including the District of Columbia. The Portfolio may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works including residual interest bonds. Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt. The interest paid on a municipal bond issued after December 31, 2017 in an advance refunding will generally be subject to tax.

Municipal bonds are mainly divided between “general obligation” and “revenue” bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer’s general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer’s taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by a particular project or facility.

A Portfolio may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue’s size, maturity date and rating. Municipal bonds are rated by Standard & Poor’s, Moody’s and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by a Portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to sell the bond, but the Portfolio’s adviser or subadviser would consider such events in determining whether the Portfolio should continue to hold it.

The ability of a Portfolio to achieve its investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Portfolio’s ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Portfolio’s adviser or subadviser may lack sufficient knowledge of an issue’s weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Portfolio.

From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by a Portfolio. If such legislation were passed, the Trusts’ Boards of Trustees may recommend changes in the Portfolio’s investment objectives and policies. See “Fixed-Income Securities.”

New Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in newly developed types of securities and related instruments that have attributes and risk profiles consistent with a Portfolio’s objective and strategies. There is typically less publicly available information about new securities as there is for similar investments that have been available for sale for longer. New securities may also be subject to, among others, market risk, liquidity risk, and interest rate risk.

Obligations of Supra-national Agencies

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in obligations issued by supra-national agencies such as the World Bank, which was chartered to finance development projects in developing member countries; the European Coal and Steel Community, which is an economic union of various European nations’ steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supra-national agencies are not considered U.S. Government securities and are not supported, directly or indirectly, by the U.S. Government.

Options and Futures Strategies

As set forth in the “Investment Practices” section, certain of the Portfolios may engage in options and futures strategies, which include: (1) stock index futures contracts, bond futures contracts, credit default swap index futures contracts, U.S. Treasury futures contracts, commodity futures contracts, and contracts for difference and (2) put and call options on securities, stock indices and stock index futures contracts. A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its adviser or subadviser plans to purchase through the writing and purchase of options, including options on stock indices, and the purchase and sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio’s current return.

The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. Government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its adviser or subadviser determines is appropriate in seeking to attain the Portfolio’s investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered “covered” if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain cash or liquid assets in a segregated account at the Trust’s custodian bank or earmark liquid assets with a value equal to or greater than the Portfolio’s obligation under the option. A written call option is also covered if the Portfolio maintains cash or liquid assets in a segregated bank account at the Trust’s custodian bank with a value equal to or greater than the Portfolio’s obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

A Portfolio will receive a premium from writing an option, which increases the Portfolio’s return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

A Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security’s market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

In addition to purchasing equity options for hedging purposes, the AB Global Dynamic Allocation Portfolio, Brighthouse Balanced Plus Portfolio and PanAgora Global Diversified Risk Portfolio may sell covered call equity options for other investment purposes. The AB Global Dynamic Allocation Portfolio, Brighthouse Balanced Plus Portfolio and PanAgora Global Diversified Risk Portfolio may also purchase equity options for other investment purposes.

Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options on stock indices include options on the Standard & Poor’s 500 Composite Stock Price Index, the NYSE Composite Index, the NASDAQ 100 Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

If a Portfolio’s adviser or subadviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio’s adviser or subadviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio’s position in such put option or futures contract.

In addition to entering into stock index futures transactions for hedging purposes, the AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse/Dimensional International Small Company Portfolio, Brighthouse/Wellington Balanced Portfolio, Brighthouse/Wellington Large Cap Research Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, MetLife MSCI EAFE® Index Portfolio, MetLife Russell 2000® Index Portfolio, MetLife Stock Index Portfolio, PanAgora Global Diversified Risk Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, and Schroders Global Multi-Asset Portfolio each may enter into stock index futures transactions for other investment purposes as a part of the Portfolio’s investment strategy. The PIMCO Total Return Portfolio, PIMCO Inflation Protected Bond Portfolio and PanAgora Global Diversified Risk Portfolio may also enter into bond index futures transactions for other investment purposes as a part of the Portfolio’s investment strategy.

Options on Stock Index Futures Contracts. A Portfolio may purchase and write call and put options on stock index futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or purchase call options or write put options on stock index futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities that the Portfolio intends to purchase.

In connection with transactions in stock index options and stock index futures, a Portfolio will be required to deposit as “initial margin” an amount of cash and short-term U.S. Government securities. The current initial margin requirements per contract ranges from approximately 2% to 10% of the contract amount. Thereafter, subsequent payments (referred to as “variation margin”) are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

In addition to using options on stock index futures for hedging purposes, the Brighthouse/Dimensional International Small Company Portfolio, JPMorgan Global Active Allocation Portfolio and PanAgora Global Diversified Risk Portfolio each may use options on stock index futures for other investment purposes as a part of the Portfolio’s investment strategy.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio’s ability to terminate options and futures positions at times when its adviser or subadviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its adviser or subadviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The adviser and subadvisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. However, a Portfolio may also purchase and sell options in the over-the-counter market. The Adviser or subadviser may determine certain over-the-counter options to be illiquid. A Portfolio’s ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

The use of options and futures for hedging purposes involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio’s adviser or subadviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.

Contracts for Difference. A contract for difference (“CFD”) is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, or the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Portfolio’s shares, might decrease. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation.

Other Investment Companies, Including Exchange-Traded Funds

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in the securities of other investment companies, including open-end and closed-end investment companies, ETF, and business development companies (“BDCs”). The 1940 Act imposes certain limitations on a Portfolio’s ability to acquire the securities of other investment companies, including ETFs. Specifically, the 1940 Act prohibits a registered investment company (and companies or investment companies it controls) from: (1) acquiring more than 3% of an investment company’s total outstanding voting securities; (2) investing more than 5% of its total assets in any one investment company; or (3) investing, in the aggregate, more than 10% of its total assets in other investment companies. Notwithstanding these statutorily-imposed limitations, a Portfolio may acquire the securities of other investment companies in excess of the foregoing limitations, provided that such investments are made in accordance with other provisions of the 1940 Act or applicable SEC rules. Moreover, certain investment companies, such as the Portfolios, may obtain exemptive orders from the SEC which permit them to invest in the securities of other investment companies in excess of the limitations set forth above. In addition, certain investment companies, including ETFs, may obtain exemptive orders from the SEC which permit investment companies unaffiliated with such companies to acquire their securities in excess of the limitations set forth above.

Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies’ portfolio securities. A Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a “passive foreign investment company” or “PFIC” regardless of whether such “passive foreign investment company” makes distributions to the Portfolio. Each Portfolio does not intend to invest in other investment companies unless, in the adviser’s or subadviser’s judgment, the potential benefits exceed associated costs.

Exchange-traded funds. Certain Portfolios may invest in ETFs. ETFs are subject to risks similar to the risks of investing in the securities of investment companies. ETFs are investment companies that are registered under the 1940 Act as open-end management investment companies or unit investment trusts (“UITs”). Unlike typical open-end management investment companies or UITs, ETFs do not sell or redeem their shares at net asset value. Instead, ETFs sell and redeem their shares at net asset value only in large blocks (such as 50,000 ETF shares). In addition, national securities exchanges, including the NASDAQ, list ETF shares for trading, thus permitting investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. ETFs therefore possess characteristics of traditional open-end management investment companies and UITs, which issue redeemable shares, and of exchange-traded closed-end management investment companies, which issue shares that trade at negotiated prices on national securities exchanges and are generally not redeemable.

The redemption price (and therefore the sale price) for shares of ETFs is derived from and based upon the ETFs’ portfolio holdings. Accordingly, the level of risk involved in the purchase, redemption or sale of an ETF is similar to the risk involved in the purchase or sale of traditional securities, with the exception that the price of ETFs is based on the value of a basket of underlying portfolio holdings. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio holdings and due to supply and demand for the ETFs on the exchanges on which they trade (which may result in their trading at a discount or premium to their net asset value). Disruptions in the markets for the portfolio holdings underlying an ETF could result in the ETF incurring losses.

There are various types of ETFs. Some ETFs seek to track the performance of either a particular broad market index, such as the S&P 500 Index or Bloomberg Barclays Aggregate Bond Index, or a specialized index that focuses on a particular geographic region, sector or industry. Rather than track a particular index, other ETFs invest in commodities, currencies, real estate or bank loans. Still other ETFs are designed either to provide returns that amplify the returns of a particular market index or market sector (so-called leveraged ETFs) or to provide returns that are the opposite of the returns of a particular market index or market sector (so-called inverse ETFs).

Leveraged and inverse ETFs are commonly referred to as synthetic ETFs because they use synthetic derivative instruments in an effort to achieve their investment objectives. A leveraged or inverse ETF’s use of derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Derivative instruments, particularly when used to create leverage, may expose a leveraged or inverse ETF to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the underlying reference instrument. The use of aggressive investment techniques by a leveraged or inverse ETF also exposes that ETF to risks different from, or possibly greater than, the risks associated with traditional investing. These risks include, but are not limited to: (1) the risk that an instrument is mispriced; (2) credit or counterparty risk on the amount the ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and the ETF will incur significant losses; (4) the risk that there may be imperfect correlation between the prices of derivative instruments and movements in the prices of the underlying reference instruments; (5) the risk that the cost of holding a derivative instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust an ETF’s position in a particular derivative instrument when desired.

There is no assurance that the requirements of a national securities exchange necessary to maintain the listing of an ETF will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting an ETF should occur in the future, the liquidity and value of a Portfolio’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Portfolio could be required to reconsider the use of an ETF as part of its investment strategy.

Common examples of ETFs include SPDRs, iShares, Vanguard ETFs, and ProShares ETFs. A Portfolio may, subject to applicable limitations that are discussed in this SAI Information and the relevant prospectus, invest in these and other ETFs.

Business Development Companies. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets or capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, which may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. Certain BDCs in which a Portfolio may invest may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s common share income may fall if the dividend rate on any preferred shares or the interest rate on any borrowings of the BDC rises.

Each American Allocation Portfolio, each Trust II Allocation Portfolio and the Trust I Allocation Portfolio invest substantially all of their assets in the securities of other investment companies. The Brighthouse Balanced Plus Portfolio and MetLife Multi-Index Targeted Risk Portfolio invest a substantial portion of their respective assets in the securities of other investment companies. Each ETF Portfolio as well as the BlackRock Global Tactical Strategies Portfolio invests a substantial portion of its assets in ETFs.

Payment-in-Kind (“PIK”) Securities

As indicated in the “Investment Practices” section, certain of the Portfolios may invest in PIK Bonds. PIK Bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value, due to changes in interest rates, than debt obligations which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio’s distribution obligations.

Portfolio Turnover

The Portfolios’ adviser or subadvisers generally will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio’s annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio’s performance. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. While it is impossible to predict portfolio turnover rates, the adviser and subadvisers to the Portfolios do not anticipate the turnover rate to exceed 100%, except as follows.

Turnover Rate	Portfolio
100% to 250%	Fidelity Institutional Asset Management® Government Income
PIMCO Inflation Protected Bond
Schroders Global Multi-Asset
Western Asset Management Strategic Bond Opportunities
Western Asset Management U.S. Government
251% to 500%	Brighthouse/Wellington Balanced
TCW Core Fixed Income
Over 500%	BlackRock Bond Income
PIMCO Total Return

The portfolio turnover rates of each Portfolio for the last five fiscal years (or the life of the Portfolio for those Portfolios that have not been in existence for less than five years) are included in each Portfolio’s Prospectus under “Financial Highlights.” A Portfolio’s turnover rate may vary significantly from time to time depending on the volatility of economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in a Portfolio’s subadviser.

Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of a Portfolio’s portfolio turnover rate that is reported in the Portfolio’s Prospectus. If these instruments were included in that calculation, a Portfolio may have a higher portfolio turnover rate than otherwise stated.

The portfolio turnover for the Master Fund is described in the summary prospectus and prospectus for the Master Fund, which are delivered together with the Summary Prospectus and Prospectus, as applicable, for the Feeder Portfolio. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.

Preferred Stocks

As set forth in the “Investment Practices” section, certain of the Portfolios may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation. Preferred stock may be “participating” stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Trust Preferred Securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and therefore subject to restrictions on resale. See “Rule 144A Securities and Other Private Placement Securities.” There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Portfolio, to sell their holdings. The condition of the financial institution is considered to determine the risks of the trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Portfolio.

Real Estate Investments (Real Estate Investment Trusts and Real Estate Operating Companies)

As set forth in the “Investment Practices” section, certain of the Portfolios may make investments related to real estate (“Real Estate Investments”), including REITs and real estate operating companies (“REOCs”).

Risks associated with Real Estate Investments include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and the appeal of properties to tenants. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REOCs are similar to REITs in that they both may own and operate commercial and other real estate properties or make other real estate investments. The value of a Portfolio’s REOC investments generally may be adversely affected by the same factors that adversely affect REITs. REOCs, however, do not elect to be taxed as REITs. As a result, REOCs have fewer restrictions on their investments and do not typically pay any specific level of income. Unlike REITs, a REOC may invest all of its cash flow from operations back into the company which allows it to, for example, finance acquisitions and development projects to grow its business. REOCs do not benefit from the favorable tax treatment that is accorded to REITs.

Recent Events

Over the past several years, the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Portfolios may invest. During periods of extreme market volatility, prices of securities held by the Portfolios, Underlying Portfolios, Underlying ETFs, and Master Fund may be adversely affected due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Portfolios, Underlying Portfolios, Underlying ETFs, and Master Fund could go down, at times without regard to the financial condition of or specific events affecting the issuer of the security.

In October 2016, the SEC adopted a liquidity risk management rule that will require the Portfolios to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on the Portfolios, and on the open-end fund industry in general, is not yet fully known, but the rule could impact each Portfolio’s performance and its ability to achieve its investment objective(s).

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Act and regulations promulgated thereunder require derivatives to be reported, certain derivatives to be cleared and certain derivatives to be traded on an exchange or swap execution facility, and impose minimum margin requirements on uncleared derivatives and business conduct requirements on dealers. The European Union (and some other countries) are implementing similar requirements, which will affect a Portfolio, Underlying Portfolio, Underlying ETF or Master Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. These rules are new and evolving (and some of the rules are not yet final), so their ultimate impact remains unclear. New regulations promulgated by the CFTC, the SEC or other regulatory bodies could, among other things, restrict a Portfolio’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to a Portfolio) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Portfolio may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which a Portfolio engages in derivative transactions also could prevent the Portfolio from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments. The Adviser cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Portfolio’s ability to achieve its investment objectives or implement its investment strategies.

New requirements may also result in increased uncertainty about counterparty risk, and they may also limit the flexibility of a Portfolio to protect its interests in the event of the financial distress or insolvency of a counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, each Portfolios’ ability to exercise remedies, such as the termination of transactions, netting of obligations and realization of collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit the Portfolios from exercising termination rights based on the financial institution’s financial distress or insolvency. In particular, with respect to counterparties who are subject to such insolvency or similar proceedings in the European Union, the liabilities of such counterparties to a Portfolio could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

Reduced liquidity in credit and fixed-income markets may continue to negatively impact issuers worldwide. Illiquidity in these markets may reduce the amount of credit available to purchasers of raw materials, goods, and services, which may, in turn, place downward pressure on the prices of economic staples. It may also result in issuers facing increased difficulty obtaining financing and ultimately a decline in their stock prices. These events and the potential for continuing market turbulence may have an adverse effect on the Portfolios, Underlying Portfolios, Underlying ETFs, and Master Fund.

Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Portfolios may experience high levels of shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, and potentially at unfavorable prices. Securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment. The United States and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. For example, in recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, such as by purchasing bonds. A low interest rate environment may have an adverse impact on a Portfolio’s ability to provide a positive yield to its shareholders and pay expenses out of Portfolio assets because of the low yields from the Portfolio’s portfolio investments.

In addition, steps by those regulators, including, for example, steps to reverse, withdraw, curtail or taper such activities, could have a material adverse effect on prices for a Portfolio’s portfolio of investments and on the management of the Portfolio. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that those efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the securities in which a Portfolio invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation also may change the way in which the Portfolios, the Adviser, or the subadvisers are regulated. Such legislation, regulation, or other government action could limit or preclude a Portfolio’s ability to achieve its investment objective and affect the Portfolio’s performance.

With continued economic recovery and the reduction of market support activities by some governmental financial regulators, the Portfolios may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Portfolio investments, which could cause the value of a Portfolio’s investments and a Portfolio’s share price to decline or create difficulties for the Portfolio in disposing of investments. A Portfolio that invests in derivatives tied to fixed-income markets may be more substantially exposed to these risks than a Portfolio that does not invest in derivatives. If rising interest rates cause a Portfolio to lose enough value, the Portfolio could also face increased shareholder redemptions, which could force the Portfolio to liquidate its investments at disadvantageous times or prices, thereby adversely affecting the Portfolio. To the extent a Portfolio experiences high redemptions because of these policy changes, a Portfolio may experience increased portfolio turnover, which will increase the costs that a Portfolio incurs and lower a Portfolio’s performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such programs may have positive or negative effects on the liquidity, valuation, and performance of the Portfolios’, Underlying Portfolios’, Underlying ETFs’, and Master Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Portfolios, Underlying Portfolios, Underlying ETFs, and Master Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios, Underlying Portfolios, Underlying ETFs, and Master Fund. The Portfolios have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Adviser and subadvisers will monitor developments and seek to manage the Portfolios in a manner consistent with achieving the Portfolios’ investment objectives, but there can be no assurance that they will be successful in doing so.

Certain real estate markets have experienced declines in prices and demand, most notably in the residential housing market. There have been rising delinquency rates in loans to weaker borrowers, specifically in the subprime mortgage sector, that have caused rising defaults on loans. These defaults have caused significant declines in the values of many mortgage-related investments, especially those subordinated to other interests and those backed by sub-prime obligations. The deteriorating situation with loans and lenders has led to instability in capital markets associated with securities that are linked to the mortgage- and asset-backed securities market, especially the sub-prime market. These events may increase the risk associated with these investments, including the volatility and illiquidity of these investments, and may make such investments more difficult to value.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Government agencies project that the United States will continue to maintain high debt levels for the foreseeable future. Although high debt levels are not necessarily indicators or causes of economic problems, they may create certain systemic risks if sound debt management practices are not implemented. In August 2011, S&P lowered its long-term sovereign credit rating on the United States. Among other reasons for the downgrade, S&P cited controversy over raising the statutory debt ceiling and growth in public spending. The ultimate impact of the downgrade is uncertain, but it may lead to increased interest rates and volatility. The downgrade may also adversely affect the market prices and yields of securities backed by the United States.

The increasing popularity of passive index-based investing has the potential to increase security price correlations and volatility. (As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, prices of securities represented in one or more indices may have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies related to that those indices rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility if more money is invested through or withdrawn from passively managed strategies and products).

The European Union (“EU”) is an economic and political union of most western European countries and a growing number of eastern European countries, each known as a member state. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (“EMU”), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (“ECB”).

The global economic crisis that began in 2008 has caused severe financial difficulties for many EU countries, pushing some EU countries to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Recovery from the crisis has been challenged by high unemployment and budget deficits as well as by weaknesses in sovereign debt issued by Greece, Spain, Portugal, the Republic of Ireland, Italy and other EU countries. The sovereign debt of several of these countries was downgraded in 2012 and many remain subject to further downgrades, which may have a negative effect on European and non-European banks that have significant exposure to sovereign debt. Since 2010, several countries, including Greece, Italy, Spain, the Republic of Ireland and Portugal, agreed to multi-year bailout loans from the ECB, the International Monetary Fund, and other institutions. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms. In the wake of the crisis, EU countries will need to make economic and political decisions in order to restore economies to sustainable growth. While a number of initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected but the exact nature and effect of this regulation is still unknown.

Some EU countries may continue to be dependent on assistance from the ECB, the International Monetary Fund, or other governments and institutions. Such assistance could depend on a country’s implementation of reforms or attainment of a certain level of performance. Failure by one or more EU countries to reach those objectives or an insufficient level of assistance could result in a deeper or prolonged economic downturn, which could have a significant adverse effect on the value of investments in European countries. By adopting the euro, a member country relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU and may be limited to some degree from implementing their own economic policies. The euro may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally.

Additionally, it is possible that EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the EU, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

At a referendum in June 2016, the United Kingdom (the UK) voted to leave the European Union (EU) thereby initiating the British exit from the EU (commonly known as “Brexit”). In March 2017, the UK formally invoked Article 50 of the Treaty of Lisbon to begin the process under which the UK shall withdraw from the EU in due course. Upon invoking Article 50, the UK triggered a two-year period for negotiation of the terms of the withdrawal from the EU. However, there remains a significant degree of uncertainty about how negotiations relating to the UK’s withdrawal from the EU and new trade agreements will be conducted, as well as the potential consequences and precise timeframe for Brexit. During the negotiating period and beyond, the impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of the Portfolio’s investments.

Repurchase Agreements

As indicated in the “Investment Practices” section, certain of the Portfolios may enter into repurchase agreements with qualified banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution that agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio’s holding period. This results in a fixed rate of return insulated from market fluctuation during that holding period.

Repurchase agreements may have the characteristics of loans by a Portfolio. During the term of the repurchase agreement, a Portfolio retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreements falls below the resale amount provided under the repurchase agreement. A Portfolio will only enter into repurchase agreements with eligible broker-dealers or bank counterparties whose creditworthiness is determined to be satisfactory by the Portfolio’s subadviser, pursuant to guidelines adopted by the Trust. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Portfolio would look to the collateral underlying the seller’s repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

Reverse Repurchase Agreements

As indicated in the “Investment Practices” section, certain of the Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian, cash or other liquid assets having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. If interest rates rise during the period a reverse repurchase agreement is held, it may adversely affect the Portfolio’s net asset value. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and to the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets as described above, such transactions would be subject to a Portfolio’s limitations on borrowings.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio’s obligation to repurchase the securities, and a Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Rights and Warrants

As indicated in the “Investment Practices” section, certain of the Portfolios may purchase rights and warrants. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

Low Exercise Price Call Warrants. Low exercise price call warrants, sometimes also referred to as equity-linked participation certificates, are used to gain exposure to stocks in difficult to access local markets. These warrants typically have a strike price set where the value of the warrants will be identical to the price of the underlying stock. The value of these warrants fluctuates in line with the value of the underlying stock price and therefore, the risk and return profile of the warrants is virtually the same as owning the underlying securities. These warrants have no voting rights. Dividends issued to the warrant issuer by the underlying company will be distributed to the warrant holders, net of any taxes or commissions imposed by the local jurisdiction in respect of the receipt of such amount. In addition, these warrants are not exchangeable into the ordinary shares of the underlying stock. These warrants are typically sold in private placement transactions and may be classified as derivative instruments.

Rule 144A Securities and other Private Placement Securities

As indicated in the “Investment Practices” section, certain of the Portfolios may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors (and, in the case of Rule 144A securities, to qualified institutional buyers), such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. Rule 144A and other private placement securities are treated as illiquid, unless the Portfolio’s adviser or subadviser has determined, under guidelines established by the Trusts’ respective Boards of Trustees, that the particular issue of Rule 144A or other private placement securities is liquid. Rule 144A and other private placement securities are also subject to, among others, liquidity risk, market risk, and interest rate risk.

Securities Loans

As indicated in the “Investment Practices” section, certain of the Portfolios may make loans of portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. During the period of a loan, the borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain a portion of the interest received on investment of cash collateral, but bear the risk of loss on any collateral so invested, or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Additional risks include the possible decline in the value of securities acquired with cash collateral. The Portfolios may invest cash collateral in high quality instruments with short maturities, money market fund securities, repurchase agreements with respect to U.S. Government Securities and/or repurchase agreements with respect to other securities, including equity securities. Repurchase agreements with respect to equity securities typically pay higher yields than repurchase agreements with respect to U.S. Government Securities, but are subject to greater risk of loss to the Portfolio if the value of such securities declines and the counterparty defaults on its obligation to repurchase such securities.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities and marked-to-market on a daily basis. The collateral received will consist of cash, U.S.

Government securities, letters of credit or such other collateral as may be permitted under a Portfolio’s securities lending program. While the securities are on loan, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on notice equal to one standard settlement period for the loaned securities or, in connection with securities traded on foreign markets, within such longer settlement period as is customary for purchases and sales of such securities in such foreign markets. A Portfolio has the right to terminate a loan at any time. A Portfolio will generally not have the right to vote securities while they are being loaned, but its adviser or subadviser will seek to call a loan in anticipation of any vote the adviser or subadviser deems to be material to a Portfolio’s investment. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the adviser or subadviser to be of good standing and will not be made unless, in the judgment of the adviser or subadviser, the consideration to be earned from such loans would justify the risk.

Senior Loans and Other Direct Indebtedness

As indicated in the “Investment Practices” section, certain of the Portfolios may invest in senior floating rate loans (“Senior Loans”) of domestic and foreign borrowers (“Borrowers”), and other direct indebtedness. Senior Loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities.

A Senior Loan is typically originated, negotiated, and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

A Portfolio typically purchases “Assignments” from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

A Portfolio also may invest in “Participations.” Participations by a Portfolio in a Loan Investor’s portion of a Senior Loan typically will result in the Portfolio having a contractual relationship only with such Loan Investor, not with the Borrower. As a result, the Portfolio may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower, and the Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, the Portfolio may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a

Participation, the Portfolio may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and the Portfolio with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

Except as described below, a Portfolio will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Portfolio and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P-3 or higher by Moody’s or comparably rated by another NRSRO or determined by the adviser or subadviser to be of comparable quality). Securities rated Baa by Moody’s have speculative characteristics. Similarly, except as described below, a Portfolio will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the adviser or subadviser to be of comparable quality. With respect to the BlackRock High Yield Portfolio, Brighthouse/Eaton Vance Floating Rate Portfolio, Brighthouse/Wellington Balanced Portfolio, Brighthouse Balanced Plus Portfolio, PIMCO Inflation Protected Bond Portfolio, and PIMCO Total Return Portfolio, the Portfolios may invest in Participations or Assignments with credit quality comparable to that of issuers of their respective securities investments.

Loans normally are not registered with the SEC or any state securities commission or listed on any securities exchange. As a result, there is typically less public information available about a specific loan than there would be if the loan were registered or traded on exchange. Loans may also not be considered “securities,” and purchasers, such as the Portfolios, may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to any loans it owns in the event of fraud or misrepresentation by a borrower.

A Portfolio may come into possession of material non-public information about a borrower as a result of its ownership of a Senior Loan or other debt instrument of such borrower. Because of prohibitions on trading in securities of issuers while possessing such information, a Portfolio might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to: (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower’s obligations under a Senior Loan.

Borrower Covenants. Certain Borrowers must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. A portion of floating rate loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the Borrower or other Borrower-friendly characteristics, which means that issuers of such obligations have less restrictions on their ability to take actions that might increase the risk of loss for investors in such instruments and there may be fewer protections overall from the risk of loss for such investors, as compared to the protections provided in respect of investments in other types of debt securities.

Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. A Portfolio will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolio its portion of the principal and interest payments on the Senior Loan. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by a Portfolio. Furthermore, unless under the terms of a Participation Agreement a Portfolio has direct recourse against the Borrower, the Portfolio will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, a Portfolio will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Portfolio and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC-insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Portfolio were determined to be subject to the claims of the Agent’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Portfolio derives interest income will be reduced. However, a Portfolio may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former.

A Portfolio may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Portfolio may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

A Portfolio will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, a Portfolio may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and indirectly, Senior Loans.

Lenders can be sued by other creditors and shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate a Portfolio’s security interest in the loan collateral or subordinate the Portfolio’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively affect a Portfolio’s performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to a Portfolio. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Portfolio’s security interest in loan collateral. If a Portfolio’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Portfolio would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the loan, or the Portfolio could also have to refund interest.

A Portfolio may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Portfolio’s purchase of a Senior Loan. A Portfolio may also acquire equity securities or debt instruments (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the subadviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Portfolio’s investment policies. Equity securities rank lower in the Borrower’s capital structure than senior loans, Junior Loans (as defined below), or subordinated debt securities.

Trading Issues. Senior Loans trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of Senior Loans are generally subject to contractual restrictions that must be satisfied before a Senior Loan can be bought or sold. These restrictions may (i) impede a Portfolio’s ability to buy or sell Senior Loans; (ii) negatively affect the transaction price; (iii) affect the counterparty credit risk borne by a Portfolio; (iv) impede a Portfolio’s ability to timely vote or otherwise act with respect to Senior Loans; and (v) expose a Portfolio to adverse tax or regulatory consequences. It may take longer than seven days for transactions in Senior Loans to settle, which may affect a Portfolio’s process for meeting redemptions. Portfolios may hold cash, sell securities or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs.

Regulatory Changes Affecting Senior Loans. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Junior Loans. A Portfolio may invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

A Portfolio may purchase Junior Loan interests either in the form of an assignment or a loan participation. As the purchaser of an assignment, a Portfolio would typically succeed to all of the rights and obligations of the assigning investor under the loan documents. In contrast, loan participations typically result in the purchaser having a contractual relationship only with the seller of the loan interest, not with the Borrower. As a result, the loan is not transferred to the loan participant. The loan participant’s right to receive payments from the Borrower derives from the seller of the loan participation. The loan participant will generally have no right to enforce compliance by the Borrower with the terms of the loan agreement. Lastly, the loan participant’s voting rights may be limited.

Bridge Loans. A Portfolio may acquire interests in Senior Loans that are designed to provide temporary or “bridge” financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A Portfolio may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties. Bridge loans or bridge facilities are short-term loan arrangements (generally 12 to 18 months) typically secured by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, the Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, a Portfolio receives a fee.

Short Sales

As indicated in the “Investment Practices” section, certain of the Portfolios may enter into short sales. A Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

Certain of the Portfolios may make short sales of a security they do not own. These short sales are referred to as “naked” short sales. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Special Situations

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in special situations. Periodically, a Portfolio, such as Oppenheimer Global Equity Portfolio, might use aggressive investment techniques. These might include seeking to benefit from what the adviser or subadviser of the Portfolio perceives to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur as expected by the adviser or subadviser, which could have a negative impact on the price of the issuer’s securities. The Portfolio’s investment might not produce the expected gains or could incur a loss.

Standby Commitment Agreements

As indicated in the “Investment Practices” section, certain of the Portfolios may enter into standby commitment agreements. Standby commitment agreements are agreements that obligate a party, for a set period of time, to buy a certain amount of a security that may be issued and sold at the option of the issuer. The price of a security purchased pursuant to a standby commitment agreement is set at the time of the agreement. In return for its promise to purchase the security, a Portfolio receives a commitment fee based upon a percentage of the purchase price of the security. The Portfolio receives this fee whether or not it is ultimately required to purchase the security.

There is no guarantee that the securities subject to a standby commitment agreement will be issued or, if such securities are issued, the value of the securities on the date of issuance may be more or less than the purchase price. A Portfolio will limit its investments in standby commitment agreements with remaining terms exceeding seven days pursuant to the limitation on investments in illiquid securities. A Portfolio will record the purchase of a standby commitment agreement, and will reflect the value of the security in the Portfolio’s net asset value, on the date on which the security can reasonably be expected to be issued.

Stripped Mortgage Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in stripped mortgage securities. Stripped mortgage securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of the principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage securities may be more volatile and less liquid than that for other mortgage securities, potentially limiting the Portfolios’ ability to buy and sell those securities at any particular time.

In the case of privately issued stripped mortgage securities, the Trusts take the position that such instruments do not represent interests in any particular industry or group of industries.

Structured Notes

As indicated in the “Investment Practices” section, certain of the Portfolios may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) (i.e., a commodity-linked note), a foreign currency, an index of securities (such as the S&P 500 Index), an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the LIBOR). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the U.S. Treasury bill rate does not exceed some specified maximum); but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply increased or reduced.

Structured notes can serve many different purposes in the management of a Portfolio. For example, they can be used to increase a Portfolio’s exposure to changes in the value of assets that the Portfolio would not ordinarily purchase directly (such as gold or oil). They can also be used to hedge the risks associated with other investments a Portfolio holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in market interest rates, the value of the structured note would generally move in the opposite direction to the value of traditional debt obligations, thus moderating the effect of interest rate changes in the value of a Portfolio’s portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Portfolio’s investment) will be reduced because of changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Structured notes may be linked by a formula to the price of an underlying instrument. These types of structured securities are generally more volatile than direct investments in their underlying instruments. Investments in structured notes are generally of a class of structured notes that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured notes typically have higher yields and present greater risks than unsubordinated structured securities. Many structured notes have limited or no liquidity, so that a Portfolio would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the adviser’s or subadviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the adviser’s or subadviser’s forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described above) apply. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. See also “Credit Linked Notes” above.”

Swaps, Caps, Floors, Collars, Etc.

As indicated in the “Investment Practices” section, certain of the Portfolios may enter into interest rate, currency, and index swaps, as well as the purchase or sale of related caps, floors, collars, and other derivatives. A Portfolio will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a portfolio anticipates purchasing at a later date. A Portfolio generally will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the Portfolio may be obligated to pay.

A Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements may be privately negotiated in the over-the-counter market or executed in a multilateral or other trade facility platform, such as a registered swap execution facility.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies. The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, the Portfolio may not be able to enter into swaps that meet its investment needs. The Portfolio also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction. Also, since each Portfolio is not a member of a clearinghouse and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Portfolios hold cleared derivatives through accounts at a clearing member. Clearing members can demand additional margin. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearinghouses, and it is not clear how an insolvency proceeding of a clearinghouse would be conducted and what impact an insolvency of a clearinghouse would have on the financial system. The Portfolio will assume the risk that the clearinghouse and the Portfolio’s clearing member may be unable to perform their obligations. Not all derivative transactions are currently eligible for clearing.

In connection with swap agreements, securities or cash may be received by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default, bankruptcy or insolvency of the counterparty. A Portfolio will maintain cash or appropriate liquid assets in a segregated custodial account, or in a manner consistent with Section 18 of the 1940 Act and applicable SEC guidance, to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio’s accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio’s accrued obligations under the agreement. To the extent that a Portfolio maintains in a segregated account with its custodian or earmarks liquid assets sufficient to meet its obligations under swaps, caps, floors, collars or other similar derivatives, these investments will not constitute senior securities under the 1940 Act, and, thus, will not be treated as being subject to the Portfolio’s borrowing restrictions.

A Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless the counterparty is deemed creditworthy by that Portfolio’s subadviser. A Portfolio’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Portfolio. If a counterparty’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a counterparty defaults, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction, though these may be limited by applicable law in the case of a counterparty’s insolvency.

The liquidity of such agreements will be determined by a Portfolio’s subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset a Portfolio’s rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed to be within the restriction on investments in illiquid securities. Caps, floors and collars may not be as liquid as swaps.

A Portfolio may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the “premium”) of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaptions are generally subject to the same risks involved in a Portfolio’s use of options. See “Purchasing and Selling Options” above.

The Portfolios may enter into total return swaps. Total return swaps are used either as substitutes for owning the physical securities that comprise a given market index or as a means of obtaining non-leveraged exposure in markets where no physical securities are available, such as an interest rate index. Total return refers to the payment (or receipt) of an index’s total return, which is then exchanged for the receipt (or payment) of a floating interest rate. Total return swaps provide a Portfolio with the additional flexibility of gaining exposure to a market or sector index by using the most cost-effective vehicle available.

See also, “Credit Default Swaps,” “Foreign Currency Transactions, including Currency Forward Contracts, Currency Futures, and Currency Options,” and “Interest Rate Transactions.”

Trade Claims

As indicated in the “Investment Practices” section, certain of the Portfolios may purchase trade claims and similar obligations or claims against companies in bankruptcy proceedings. Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are subject to the risks associated with low-quality obligations.

U.S. Government Securities

As indicated in the “Investment Practices” section, certain of the Portfolios may invest in U.S. Government securities. Securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance. U.S. Government securities also include obligations issued or guaranteed by agencies and government-sponsored entities that are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Government National Mortgage Association (“Ginnie Mae”)), (ii) the limited authority of the issuer to borrow from the U.S. Treasury or (iii) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of Fannie Mae). No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law. See also “Fixed-Income Securities.”

Yankee Bonds and Eurobonds

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in Yankee bonds and Eurobonds. Yankee bonds are bonds denominated in U.S. dollars and issued by foreign entities for sale in the United States. Eurobonds are foreign bonds issued by government and corporate issuers and issued and traded in countries other than the country whose currency is used.

Eurobonds and Yankee bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. However, Eurobonds (and to a limited extent, Yankee bonds) also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. Yankee bonds are also affected by interest rates in the U.S.

Zero Coupon Bonds and Deferred Interest Bonds

As indicated in the “Investment Practices” section, certain of the Portfolios may invest in zero coupon bonds and deferred interest bonds. Zero coupon and deferred interest bonds are debt obligations that are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrete and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins.

INVESTMENT RESTRICTIONS

Trust I Portfolio Fundamental Policies

The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the applicable Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

Further information on the Portfolios’ limitations on borrowing, commodities, loans and senior securities is provided at the end of this section.

The following eight fundamental policies relate to each Portfolio with the exception of Feeder Portfolio and JPMorgan Core Bond Portfolio. The prospectuses for AQR Global Risk Balanced Portfolio, AB Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, and PanAgora Global Diversified Risk Portfolio set forth the types of investments that will be made by those Portfolios, as well as those made by each Portfolio’s Subsidiary (as defined below), and explain that each Portfolio’s Subsidiary will be subject to the same fundamental investment restrictions as the corresponding Portfolio, to the extent applicable to the investment activities of the Subsidiary.

1.	Borrowing

Each Portfolio may not borrow money, except to the extent permitted by applicable law.

2.	Diversification

Except as noted, each Portfolio may not purchase a security if, as a result, with respect to 75% (50% with respect to ClearBridge Aggressive Growth Portfolio) of the value of its total assets (i) more than 5% of the value of the Portfolio’s total assets would be invested in the securities of a single issuer, except cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than cash and cash items (including receivables), securities issued by the U.S. Government, its agencies and instrumentalities or securities of other investment companies. (Each of Brighthouse/Templeton International Bond Portfolio, AQR Global Risk Balanced Portfolio, and PanAgora Global Diversified Risk Portfolio, as a non-diversified fund, is not subject to any fundamental policy which limits its investments in a single issuer.)

3.	Concentration

Each Portfolio, other than Clarion Global Real Estate Portfolio, may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities, and repurchase agreements secured by such obligations. The Clarion Global Real Estate Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that the Portfolio will invest greater than 25% of its total assets in the real estate industry, and, further provided, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities and repurchase agreements secured by such obligations. For the purpose of this restriction, the Brighthouse/Eaton Vance Floating Rate Portfolio will consider all relevant factors in determining who is the issuer of the loan interest, including the credit quality of the borrower, the amount and quality of the collateral, the terms of the loan agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the loan interest, the interest sale environment, and general economic conditions applicable to the borrower and such interpositioned person.

4.	Underwriting

Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

5.	Real Estate

Each Portfolio, other than Clarion Global Real Estate Portfolio, may not purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities. The Clarion Global Real Estate Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Portfolio may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

6.	Commodities

Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. This restriction will not prevent the Invesco Balanced-Risk Allocation Portfolio, the JPMorgan Global Active Allocation Portfolio, the Schroders Global Multi-Asset Portfolio, and the PanAgora Global Diversified Risk Portfolio from investing up to 25%, 10%, 10%, 25%, and 25% of their respective total assets in their respective Subsidiaries (defined below in “Management of the Trust—Cayman Subsidiary”). No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

7.	Loans

Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust’s Board of Trustees.

8.	Senior Securities

Each Portfolio may not issue any senior security (as defined in the 1940 Act) except in compliance with applicable law.

The following nine fundamental policies relate to the Feeder Portfolio and the JPMorgan Core Bond Portfolio.

The Feeder Portfolio and the JPMorgan Core Bond Portfolio may not:

(1)	Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of its total assets and, provided further, that the limitation shall not apply to cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Portfolio’s total assets.

(2)

As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer provided that this limitation shall not apply to cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies.

(3)	Invest more than 25% of its total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

(4)	Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

(5)

Purchase commodities or commodity contracts; except that American Funds® Growth Portfolio and JPMorgan Core Bond Portfolio may engage in transactions involving currencies (including forward or futures contracts and put and call options).

(6)	Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

(7)	Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio’s total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce, within three days, in the amount of its borrowings in order to provide for 300% asset coverage.

(8)	Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

(9)	Invest in securities of other investment companies, except as permitted by the 1940 Act. Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net assets in an open-end investment company having substantially the same investment objective and limitations as the Portfolio.

With respect to the fundamental policy relating to borrowing money, the 1940 Act permits a Portfolio to borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose, and to borrow up to 5% of the Portfolio’s total assets from banks or other lenders for temporary purposes. (The Portfolio’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires the Portfolio to maintain an “asset coverage” of at least 300% of the amount of its borrowings, provided that in the event that the Portfolio’s asset coverage falls below 300%, the Portfolio is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the Portfolio’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowing.

Borrowed money creates an opportunity for greater gains, but also greater losses. To repay borrowings, the Portfolio may have to sell securities at a time and at a price that is unfavorable to the Portfolio. There also are costs associated with borrowing money, and these costs would offset and could eliminate the Portfolio’s net investment income in any given period. The fundamental policy relating to borrowing money above will be interpreted to permit the Portfolio to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to commodities, a Portfolio is generally restricted from holding or trading physical commodities except as described above, but it may enter into futures contracts and options thereon, subject to the 1940 Act restrictions on a Portfolio’s ability to issue senior securities. SEC staff interpretations and guidance currently provide that the use of certain derivatives may involve the issuance of senior securities unless these derivatives are used in a manner that does not warrant application of the 1940 Act’s restrictions on senior securities. Accordingly, a Portfolio may enter into futures contracts and options on futures provided that it complies with applicable requirements as set forth in SEC staff interpretations, guidance and SEC regulations, including a requirement to maintain segregated assets in amounts that would cover the Portfolio’s obligations under futures contracts or options on futures.

With respect to the fundamental policy relating to loans, the 1940 Act does not prohibit a portfolio from making loans; however, SEC staff interpretations currently prohibit Portfolios from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a Portfolio, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when the Portfolio’s manager or subadviser believes the income justifies the attendant risks. This policy will be interpreted not to prevent the Portfolio from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.

With respect to the fundamental policy relating to issuing senior securities, “senior securities” are defined as Portfolio obligations that have a priority over the Portfolio’s shares with respect to the payment of dividends or the distribution of Portfolio assets. The 1940 Act prohibits a Portfolio from issuing senior securities except that the Portfolio may borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose. A Portfolio also may borrow up to 5% of the Portfolio’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by the Portfolio can increase the speculative character of the Portfolio’s outstanding shares through leveraging. Leveraging of the Portfolio’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Portfolio’s net assets remain the same, the total risk to investors is increased to the extent of the Portfolio’s gross assets. This policy will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

The Portfolios’ fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to applicable law, such as the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by applicable law, the policy will be interpreted to mean either that the law expressly permits the practice or that the law does not prohibit the practice.

Trust I Portfolio Non-Fundamental Policies

The following non-fundamental policies may be changed for any Portfolio by the Trust’s Board of Trustees without a vote of that Portfolio’s shareholders.

The following four non-fundamental policies relate to each Portfolio with the exception of the Invesco Balanced-Risk Allocation Portfolio, the JPMorgan Core Bond Portfolio, the JPMorgan Global Active Allocation Portfolio, the Feeder Portfolio, the MetLife Multi-Index Targeted Risk Portfolio and the Schroders Global Multi-Asset Portfolio or as otherwise noted below:

Each Portfolio may not:

1.	Purchase securities on margin, except that each Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments. For the purpose of this restriction, except with respect to the ETF Portfolios, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;

2.	Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the respective total assets of each Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

3.	Purchase participations or other direct interests in or enter into leases with respect to oil, gas or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities; and

4.	Invest in companies for the purpose of exercising management or control.

The following five non-fundamental policies relate to the Feeder Portfolio and the JPMorgan Core Bond Portfolio, except as noted:

Each Portfolio may not:

1.	Invest in companies for the purpose of exercising control or management;

2.	Purchase securities on margin;

3.	Sell securities short, except to the extent that the Portfolio contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short;

4.	Invest in puts, calls, straddles, spreads or any combination thereof; except as described in Fundamental Policy No. 5; and

5.	With respect to the JPMorgan Core Bond Portfolio only, invest, directly or indirectly, less than 80% of its net assets in debt securities. Shareholders will be provided with at least 60-days’ prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

The following non-fundamental policies relate to the MetLife Multi-Index Targeted Risk Portfolio and may be changed for the MetLife Multi-Index Targeted Risk Portfolio by the Trust’s Board of Trustees without a vote of the Portfolio’s shareholders:

The MetLife Multi-Index Targeted Risk Portfolio may not:

1.	Purchase securities on margin, except that the MetLife Multi-Index Targeted Risk Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments. For the purpose of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;

2.	Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the total assets of the Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

3.	Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities; and

4.	Invest in companies for the purpose of exercising management or control.

The following non-fundamental policies relate to the Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio and Schroders Global Multi-Asset Portfolio and may be changed for any Portfolio by the Trust’s Board of Trustees without a vote of that Portfolio’s shareholders.

Each Portfolio may not:

1.	Purchase securities on margin, except that each Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments. For the purpose of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;

2.	Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the respective total assets of each Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

3.	Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities; and

4.	Invest in companies for the purpose of exercising management or control.

The following four non-fundamental policies relate to the TCW Core Fixed Income Portfolio and may be changed by the Trust’s Board of Trustees without a vote of the Portfolio’s shareholders:

The Portfolio may not:

1.	Purchase securities on margin, except that the Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments. For the purpose of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;

2.

Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the total assets of the Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

3.	Purchase participations or other direct interests in or enter into leases with respect to oil, gas or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities; and

4.	Invest in companies for the purpose of exercising management or control.

Trust I Portfolio and Trust II Portfolio Operating Policies

Inverse Floating Rate Securities. The PIMCO Inflation Protected Bond Portfolio and PIMCO Total Return Portfolio will not invest more than 5% of each Portfolio’s net assets (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities.

Borrowing. With respect to borrowing, each Portfolio may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3 % of its total assets, taken at market value. With the exception of Brighthouse/Templeton International Bond Portfolio, a Portfolio may borrow from banks only as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares. A Portfolio may purchase additional securities so long as borrowings do not exceed 5% of its total assets. To the extent that a Portfolio’s positions in reverse repurchase agreements are fully covered through the segregation of liquid assets, such positions are not subject to the above limitations on borrowing.

Although it has no current intention to do so, the Brighthouse/Templeton International Bond Portfolio may borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks to increase its holdings of portfolio securities. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Portfolio is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Portfolio’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Portfolio’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Real Estate Investments. With respect to real estate investments, as a matter of operating policy, the Invesco Comstock Portfolio will not invest in real estate limited partnership interests other than partnerships organized as REITs.

Foreign Currency Transactions. With respect to foreign currency transactions, a Portfolio may enter into transactions only with counterparties deemed creditworthy by the Portfolio’s adviser or subadviser. A Portfolio, other than AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse/Franklin Low Duration Total Return Portfolio, Brighthouse/Templeton International Bond Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, Loomis Sayles Global Markets Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio and Schroders Global Multi-Asset Portfolio, will not enter into a transaction to hedge currency exposure to an extent greater, after settling all transactions intended to wholly or partially offset other transactions, than the aggregate market values (at the time of entering into the transaction) of the securities held in its portfolio that are denominated, exposed to or generally quoted in or currently convertible into such currency other than with respect or cross hedging or proxy hedging. AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Bond Income Portfolio, BlackRock Global Tactical Strategies Portfolio,

Brighthouse/Dimensional International Small Company Portfolio, Brighthouse/Franklin Low Duration Total Return Portfolio, Brighthouse/Templeton International Bond Portfolio, Brighthouse/Wellington Balanced Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, Loomis Sayles Global Markets Portfolio, PanAgora Global Diversified Risk Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, and Schroders Global Multi-Asset Portfolio may also enter into foreign currency transactions, including the direct purchase of foreign currencies, for non-hedging purposes.

Swaps. With respect to swaps, a Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least “A” by Standard & Poor’s, Moody’s or Fitch or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality of the Portfolio’s subadviser.

In the case of a credit default swap, however, in applying certain of the Portfolios’ investment policies and restrictions the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for the purposes of applying certain of the Portfolios’ other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for the purposes of the Portfolio’s credit quality guidelines because such value reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement.

Concentration. For the purposes of determining concentration in any one industry, each Allocation Portfolio and the Brighthouse Balanced Plus Portfolio will aggregate the amount of its indirect investments through all affiliated Underlying Portfolios. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

As a matter of operating policy, an investment by a Portfolio in an ETF that invests in securities of a broad based index is not counted for purposes of determining the Portfolio’s compliance with the fundamental policy relative to concentration set forth above. In addition, as a matter of operating policy, an investment by a Portfolio in other investment companies that are money market funds is not counted for purposes of determining the Portfolio’s compliance with the fundamental policy relative to concentration set forth above.

Trust I Portfolio 80% Investment Policy

Certain of the Portfolios have adopted a non-fundamental investment policy to invest at least 80% of their net assets, plus the amount of any borrowings for investment purposes, in certain securities pursuant to Rule 35d-1(a)(2) under the 1940 Act as indicated in the current Summary Prospectuses and Prospectuses. (See the respective Summary Prospectuses and Prospectuses for a detailed discussion of the relevant 80% investment policy.) The Portfolios will notify shareholders in writing of any change in the 80% investment policy at least 60 days prior to any change in that policy. Any notice to shareholders will comply with the conditions set forth in Rule 35d-1(c) or any successor rule. The following Portfolios have an 80% investment policy:

•  BlackRock High Yield

•  Brighthouse Small Cap Value

•  Brighthouse/Aberdeen Emerging Markets Equity

•  Brighthouse/Eaton Vance Floating Rate

•  Brighthouse/Templeton International Bond

•  Brighthouse/Wellington Large Cap Research

•  Clarion Global Real Estate

•  Fidelity Institutional Asset Management® Government Income

•  Invesco Comstock

•  Invesco Small Cap Growth

•  JPMorgan Core Bond

•  JPMorgan Small Cap Value

•  MetLife Multi-Index Targeted Risk

•  Morgan Stanley Mid Cap Growth

•  Oppenheimer Global Equity

•  PIMCO Inflation Protected Bond

•  SSGA Growth and Income ETF

•  SSGA Growth ETF

•  T. Rowe Price Large Cap Value

•  T. Rowe Price Mid Cap Growth

•  TCW Core Fixed Income

•  Victory Sycamore Mid Cap Value

•  Wells Capital Management Mid Cap Value

Trust II Portfolio Fundamental Investment Restrictions

None of the Portfolios will:

1.	Borrow money, except to the extent permitted by applicable law, regulation or order (further information on the Portfolios’ limitations on borrowing is provided on page 86 of this SAI);

2.	Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws;

3.	Purchase or sell real estate, except that, consistent with its investment policies, the Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

4.	Purchase or sell commodities or commodity contracts, except that, consistent with its investment policies, the Portfolio may purchase and sell financial futures contracts and options and may enter into swap agreements, foreign exchange contracts and other financial transactions not requiring the delivery of physical commodities, except that this restriction will not apply to VanEck Global Natural Resources (further information on the Portfolios’ limitations on commodities is provided on page 86 of this SAI);

5.	Make loans, except by purchasing debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, by lending its portfolio securities, or as otherwise permitted by applicable law, regulation or order (further information on the Portfolios’ limitations on loans is provided on page 87 of this SAI);

6.*	Purchase securities (other than (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of a registered investment company, and (iii) in the case of BlackRock Ultra-Short Term Bond, bank instruments issued by domestic banks and U.S. branches of foreign banks) if, as a result of such purchase, more than 25% of the total assets of the Portfolio (as of the time of investment) would be invested in any one industry, except to the extent permitted by applicable law, regulation or order, and except that VanEck Global Natural Resources will invest 25% or more of its total assets in “natural resource” industries as defined in that Portfolio’s Prospectus; or

7.**	Issue any senior securities except to the extent permitted by applicable law, regulation or order. Further information on the Portfolios’ limitations on senior securities is provided on page 87 of this SAI.

*	See “Trust II Portfolio Non-Fundamental Investment Restrictions” below for BlackRock Ultra-Short Term Bond Portfolio’s related non-fundamental investment restriction.

**	For purposes of fundamental investment restriction (7), collateral arrangements with respect to any type of swap, option, forward contract or futures contract and collateral arrangements with respect to initial and variation margin are not deemed to involve the issuance of a senior security.

Trust II Portfolio Non-Fundamental Investment Restrictions

The following non-fundamental policies may be changed for any Portfolio by the Trust’s Board of Trustees without a vote of that Portfolio’s shareholders.

The following non-fundamental policies relate to each Portfolio:

None of the Portfolios will:

1.	Invest in securities of other investment companies except to the extent permitted by applicable law, regulation or order;

2.*	Invest more than 15% (5% in the case of BlackRock Ultra-Short Term Bond), of the value of the net assets of the Portfolio in illiquid securities (as of the time of investment), including variable amount master demand notes (if such notes provide for prepayment penalties) and repurchase agreements with remaining maturities in excess of seven days. (If, through a change in security values or net assets, or due to other circumstances, the value of illiquid securities held by the Portfolio exceeds 15% (5% in the case of BlackRock Ultra-Short Term Bond) of the value of the net assets of the Portfolio, the Portfolio shall consider appropriate steps to protect liquidity);

3.	Sell securities short or purchase any securities on margin, except to the extent permitted by applicable law, regulation or order;

4.	With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided that this limitation does not apply to cash and cash items (including receivables), obligations issued or guaranteed as to interest or principal by the U.S. Government or its agencies or instrumentalities, or to securities of any registered investment company; or

5.	With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer (as of the time of acquisition); provided that this limitation does not apply to cash and cash items (including receivables), obligations issued or guaranteed as to interest or principal by the U.S. Government or its agencies or instrumentalities, or to securities of any registered investment company.

*	For purposes of non-fundamental investment restriction (2), “illiquid securities” is defined in this SAI under “Investment Strategies and Risks.”

The following non-fundamental policy relates to the BlackRock Ultra-Short Term Bond Portfolio:

The BlackRock Ultra-Short Term Bond Portfolio will:

1.	Invest 25% or more of its total assets in obligations of domestic banks and U.S. branches of foreign banks.

Trust II Portfolio 80% Investment Policy

Certain of the Portfolios have adopted a non-fundamental investment policy to invest at least 80% of their net assets, plus the amount of any borrowings for investment purposes, in certain securities pursuant to Rule 35d-1(a)(2) under the 1940 Act as indicated in the current Summary Prospectuses and Prospectuses. (See the respective Summary Prospectuses and Prospectuses for a detailed discussion of the relevant 80% investment policy.) The Portfolios will notify shareholders in writing of any change in the 80% investment policy at least 60 days prior to any change in that policy. Any notice to shareholders will comply with the conditions set forth in Rule 35d-1(c) or any successor rule. The following Portfolios have an 80% investment policy:

•  Baillie Gifford International Stock

•  BlackRock Bond Income

•  BlackRock Capital Appreciation

•  BlackRock Ultra-Short Term Bond

•  Brighthouse/Artisan Mid Cap Value

•  Brighthouse/Dimensional International Small Company

•  Brighthouse/Wellington Core Equity Opportunities

•  Frontier Mid Cap Growth

•  Loomis Sayles Small Cap Core

•  Loomis Sayles Small Cap Growth

•  MetLife Aggregate Bond Index

•  MetLife Mid Cap Stock Index

•  MetLife MSCI EAFE® Index

•  MetLife Russell 2000® Index

•  MetLife Stock Index

•  MFS® Value

•  T. Rowe Price Large Cap Growth

•  T. Rowe Price Small Cap Growth

•  VanEck Global Natural Resources

•  Western Asset Management Strategic Bond Opportunities

•  Western Asset Management U.S. Government

Portfolio Investment Limitations: Trust I and Trust II

Unless otherwise indicated, all limitations applicable to a Portfolio’s investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, a change in a security’s credit quality), change in market capitalization of a security, change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio as the result of market fluctuations, or other changes in a Portfolio’s total assets will not require a Portfolio to dispose of an investment until the applicable adviser or subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the adviser or subadviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the highest of the several assigned ratings. In addition, except with respect to limitations that expressly apply to cash and cash equivalents, no limitations applicable to a Portfolio’s investments will be considered violated by reason of an investment in cash equivalents.

From time to time, a Portfolio may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Portfolio, and the acquisition is determined to be beneficial to the Portfolio’s shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Portfolio has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Portfolio will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Portfolio sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired. Unless otherwise indicated, all percentage limitations on Portfolio investments (as stated throughout this SAI or in the Prospectuses) that are not (i) specifically included in this “Investment Restrictions” section or (ii) imposed by the 1940 Act, rules thereunder, the Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time a transaction is entered into unless the transaction is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Policies, as noted above, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a Portfolio’s acquisition of securities or instruments through a Voluntary Action.

A Portfolio may engage in roll-timing strategies where the Portfolio seeks to extend the expiration or maturity of a position, such as a forward contract, futures contract or to-be-announced (“TBA”) transaction, on an underlying asset by closing out the position before expiration and contemporaneously opening a new position with respect to the same underlying asset that has substantially similar terms except for a later expiration date. Such “rolls” enable the Portfolio to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset. Similarly, as certain standardized swap agreements transition from over-the-counter trading to mandatory exchange-trading and clearing due to the implementation of Dodd-Frank Act regulatory requirements, a Portfolio may “roll” an existing over-the-counter swap agreement by closing out the position before expiration and contemporaneously entering into a new exchange-traded and cleared swap agreement on the same underlying asset with substantially similar terms except for a later expiration date. These types of new positions opened contemporaneously with the closing of an existing position on the same underlying asset with substantially similar terms are collectively referred to as “Roll Transactions.” Elective Investment Restrictions (defined in the preceding paragraph), which normally apply at the time of investment, do not apply to Roll Transactions (although Elective Investment Restrictions will apply to the Portfolio’s entry into the initial position). In addition and notwithstanding the foregoing, for purposes of this policy, those Non-Fundamental Investment Restrictions that are considered Elective Investment Restrictions for purposes of the policy on Voluntary Actions (described in the preceding paragraph) are also Elective Investment Restrictions for purposes of this policy on Roll Transactions. The Portfolios will test for compliance with Elective Investment Restrictions at the time of a Portfolio’s initial entry into a position, but the percentage limitations and absolute prohibitions set forth in the Elective Investment Restrictions are not applicable to a Portfolio’s subsequent acquisition of securities or instruments through a Roll Transaction.

Insurance Law Restrictions: Trust I and Trust II

The ability to sell contracts in New York requires that each portfolio manager use his or her best efforts to assure that each Portfolio complies with the investment restrictions and limitations prescribed by Sections 1405 and 4240 of the New York State Insurance Law and regulations thereunder in so far as such restrictions and limitations are applicable to investment of separate account assets in mutual funds. Failure to comply with these restrictions or limitations will result in the insurance companies that invest in a Trust ceasing to make investments in that Portfolio for the separate accounts. The current law and regulations permit a Trust to make any purchase if made on the basis of good faith and with that degree of care that an ordinarily prudent person in a like position would use under similar circumstances.

Variable Contract Related Investment Restrictions: Trust I and Trust II

Separate accounts supporting variable life insurance and variable annuity contracts are subject to certain diversification requirements imposed by regulations adopted under the Code. Because each Portfolio is intended as an investment vehicle for variable life insurance and variable annuity separate accounts, Section 817(h) of the Code requires that the investments of each Portfolio be “adequately diversified” in accordance with regulations promulgated by the Department of the Treasury. Failure to do so means the variable life insurance and variable annuity contracts would cease to be treated as life insurance and annuity contracts for U.S. federal tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury. The Trusts and the Portfolios intend to comply with these requirements. Please see the section “Federal Income Taxes” for a more detailed discussion.

PORTFOLIO TRANSACTIONS

This section describes portfolio transactions for all Portfolios. Please note the following for the Trust I Allocation Portfolio, Trust II Allocation Portfolios, the American Allocation Portfolios, the Feeder Portfolio, and the ETF Portfolio:

The Trust I Allocation Portfolio and Trust II Allocation Portfolios invest primarily in the Underlying Portfolios and do not incur commissions or sales charges in connection with investments in the Underlying Portfolios. However, the Trust I Allocation Portfolio and Trust II Allocation Portfolios bear such costs indirectly through their investments in the Underlying Portfolios. In addition, these Portfolios may incur commissions or sales charges to the extent they invest directly in other types of securities. The description below is relevant for the Trust I Allocation Portfolio and Trust II Allocation Portfolios.

The American Allocation Portfolios invest primarily in the Underlying American Funds and do not incur commissions or sales charges in connection with investments in the Underlying American Funds. However, the American Allocation Portfolios bear such costs indirectly through their investments in the Underlying American Funds. In addition, these Portfolios may incur commissions or sales charges to the extent they invest directly in other types of securities. Accordingly, the description below is relevant for the American Allocation Portfolios. For information regarding portfolio transactions for each Underlying American Fund in which an American Allocation Portfolio invests, see the statement of additional information for the respective Underlying American Fund.

The Feeder Portfolio invests in the Master Fund and does not incur commissions or sales charges in connection with investments in the Master Fund. However, the Feeder Portfolio bears such costs indirectly through its investments in the Master Fund. For information regarding portfolio transactions for the Master Fund in which the Feeder Portfolio invests, see the Master Fund’s statement of additional information which is delivered together with this SAI.

The ETF Portfolios invest primarily in Underlying ETFs and do not incur sales charges in connection with investments in the Underlying ETFs, but they may incur such costs if they invest directly in other types of securities, and they bear such costs indirectly through their investments in the Underlying ETFs. Accordingly, the description below is relevant for the ETF Portfolios. For information regarding portfolio transactions for each specific Underlying ETF, see the statement of additional information for the respective Underlying ETF.

Subject to the supervision and control of the Adviser and the Board of Trustees of a Trust, each Portfolio’s subadviser (and in some instances, its adviser) is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business with broker-dealers and the negotiation of commissions, if any, paid on such transactions. Each Portfolio’s adviser or subadviser is responsible for effecting the Portfolio’s portfolio transactions and will do so in a manner deemed fair and reasonable and not according to any formula.

Certain officers and employees of a Portfolio’s subadviser have responsibility for portfolio management of other advisory accounts and clients (including other Portfolios of the Trusts and other registered investment companies, and accounts of affiliates) that may invest in securities in which the respective Portfolio may invest. Where a Portfolio’s subadviser determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated to the participating accounts.

Whenever concurrent decisions are made by a Portfolio’s subadviser to purchase or sell securities for the Portfolio and the subadviser’s other client accounts, the subadviser generally will attempt to allocate equitably portfolio transactions among the Portfolio and its other client accounts. In making such allocations, among the factors a subadviser typically considers are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and its other client accounts. In some cases the allocation of portfolio transactions by a subadviser may have an adverse effect on a Portfolio.

Portfolio Transactions Involving Equity Securities

Brokerage commissions are paid on transactions in equity securities traded on a securities exchange. In selecting a broker through which to place orders for the purchase and sale of equity securities, a Portfolio’s adviser or subadviser considers a number of factors. Generally, an adviser or subadviser only places portfolio transactions with a broker that the adviser or subadviser believes is financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates or prices which, when combined with the quality of the foregoing services, will produce best execution for the transaction. In negotiating commission rates, a Portfolio’s adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such information. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

Certain equity securities are traded in the over-the-counter market. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. This does not mean that the lowest available brokerage commission will be paid.

Portfolio Transactions Involving Fixed-Income Securities

Although from time to time a Portfolio might pay a commission on a transaction involving a fixed-income security, transactions involving fixed-income securities are typically conducted directly with a dealer or other counterparty (principal transaction), and no commission is paid. Fixed-income securities are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

The Board of Trustees of each Trust has approved procedures under Rule 10f-3 under the 1940 Act that permit a Portfolio to purchase securities that are offered in underwritings in which an affiliate of the Portfolio’s subadviser participates, provided certain conditions are met. These procedures prohibit a Portfolio from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other restrictions, limit the amount of securities that the Portfolio could purchase in the underwritings.

Brokerage and Research Services

In selecting brokers to effect transactions for a Portfolio, the Portfolio’s adviser or subadviser may consider the brokerage and research services provided by a broker. A Portfolio’s adviser or subadviser may cause the Portfolio to pay a broker that provides brokerage and research services an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount another broker would have charged for effecting the same portfolio transaction. The practice of using a Portfolio’s commission dollars to pay for brokerage and research services is sometimes referred to as “soft dollars.” The adviser or subadviser must determine in good faith that such higher commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker viewed in terms of that particular transaction or the adviser’s or subadviser’s overall responsibilities to the Portfolio and its other clients. An adviser’s or subadviser’s authority to cause a Portfolio it manages to pay a higher commission is subject to the brokerage policies the Board of Trustees of a Trust may adopt from time to time.

The following services may be considered by subadvisers when selecting brokers:

Recommendations and advice about market projections and data, security values, asset allocation and portfolio evaluation, purchasing or selling specific securities, and portfolio strategy;

Seminars, information, analyses, and reports concerning companies, industries, securities, trading markets and methods, legislative, regulatory and political developments, changes in accounting practices and tax law, economic and business trends, proxy voting, issuer credit-worthiness, technical charts and portfolio strategy;

Access to research analysts, corporate management personnel, industry experts, economists, government representatives, technical market measurement services and quotation services, and comparative performance evaluation;

Products and other services, including financial publications, reports and analysis, electronic access to databases and trading systems, software, information and accessories; and

Statistical and analytical data relating to various investment companies, including historical performance, expenses and fees, and risk measurements.

The research provided by a broker may benefit the accounts managed by an adviser or subadviser, including a Portfolio, by supplementing the adviser’s or subadviser’s research. A Portfolio’s subadviser may use research services obtained with a Portfolio’s brokerage commissions to service all of its client accounts. Therefore, not all of these services may be used by the adviser or subadviser in connection with the Portfolio. It is generally not possible for a Portfolio’s subadviser to measure separately the benefits from research services to each of its accounts, including the Portfolio.

Certain Portfolios’ subadvisers may also receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed-income securities or other assets for a Portfolio. In these situations, the underwriter or selling group member may provide a subadviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or its other clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation imparts knowledge that may benefit the Portfolio, other clients, and the subadviser without incurring additional costs. The Financial Industry Regulatory Authority has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed-price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions. Research that may be obtained in this manner may include general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

The subadviser to the ETF Portfolios generally will not utilize soft dollars to purchase research services from broker-dealers that execute portfolio transactions for its clients, including the ETF Portfolios.

The EU Markets in Financial Instruments Directive (“MiFID”). The recast EU Markets in Financial Instruments Directive (“MiFID II”), which became effective January 3, 2018, requires EU investment managers in scope of MiFID to pay for research services from brokers and dealers directly out of their own resources or by establishing “research payment accounts” for each client, rather than through client commissions. Investment managers organized in the U.S. and the Portfolios may be affected by MiFID II in several potential scenarios, including, without limitation, where: the investment manager seeks to aggregate trades on behalf of a Portfolio with those of vehicles that are directly subject to MiFID II; the investment manager seeks to use brokers based in the EU; and/or the investment manager or the Portfolios make use of advisory personnel who are subject to EU regulation. It is possible that a subadviser subject to MiFID II will cause a Portfolio to pay for research services with soft dollars in circumstances where the subadviser is prohibited from causing its other client accounts to do so, including where the subadviser aggregates trades on behalf of a Portfolio and those other client accounts. In such situations, the Portfolio would bear the additional amounts for the research services and the subadviser’s other client accounts would not, although the subadviser’s other client accounts might nonetheless benefit from those research services.

Commission Sharing Arrangements

Certain Portfolios’ subadvisers may obtain third-party research from brokers or non-broker-dealers by entering into commission sharing arrangements (“CSAs”). Under a CSA, the executing broker agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow a subadviser to direct brokers to pool commissions that are generated from orders executed at that broker (for equity transactions on behalf of a Portfolio and other client accounts), and then periodically direct the broker to pay third-party research providers for research. The use of CSAs by a subadviser is subject to the subadviser’s best execution obligations to a Portfolio.

Directed Brokerage

The Board of Trustees of each Trust has approved a Statement of Directed Brokerage Policies and Procedures for Reducing Trust Expenses (the “Statement”). Under the Statement, a Trust may cause a Portfolio to effect securities transactions through brokers in a manner that would help to generate resources to pay the cost of certain expenses which a Portfolio is required to pay or for which a Portfolio is required to arrange payment (“Directed Brokerage”). The Board of Trustees of each Trust will review the levels of Directed Brokerage for each Portfolio on a quarterly basis.

Under the Statement, any payments or benefits accrued by or credited to a particular Portfolio are applied against that Portfolio’s expenses. Accordingly, in the event that the Adviser waives or limits its fees or assumes other expenses of a Portfolio in accordance with an expense limitation agreement or similar agreement (collectively, “expense reimbursements”), payments or benefits accrued by or credited to the Portfolio under the Statement may reduce the expense reimbursements owed by the Adviser to the Portfolio.

Total Brokerage Commissions Paid

The following table shows the amounts of brokerage commissions paid by the Portfolios during the fiscal years ended December 31, 2017, December 31, 2016 and December 31, 2015.

Trust I Portfolio	12/31/2017	12/31/2016	12/31/2015

AB Global Dynamic Allocation	$684,351	$900,360	$655,870

American Funds® Balanced Allocation	0	0	0

American Funds® Growth Allocation	0	0	0

American Funds® Growth	0	0	0

American Funds® Moderate Allocation	0	0	0

AQR Global Risk Balanced	748,987	827,527	908,645

BlackRock Global Tactical Strategies	1,054,202	1,636,581	3,333,709

BlackRock High Yield	55,397	152,337	196,217

Brighthouse/Aberdeen Emerging Markets Equity	620,237	475,895	3,574,117

Brighthouse/Artisan International	1,167,298	1,438,645	1,018,806

Brighthouse/Eaton Vance Floating Rate	0	1,952	0

Brighthouse/Franklin Low Duration Total Return	49,445	38,200	29,689

Brighthouse/Templeton International Bond	0	0	0

Brighthouse/Wellington Large Cap Research	1,550,991	1,471,710	1,778,407

Brighthouse Asset Allocation 100	0	0	0

Brighthouse Balanced Plus	557,263	715,976	866,256

Brighthouse Small Cap Value	433,946	779,084	963,780

Clarion Global Real Estate	2,343,974	1,217,623	1,979,987

ClearBridge Aggressive Growth	117,143	80,966	165,629

Fidelity Institutional Asset Management® Government Income	11,426	2,081	8,331

Harris Oakmark International	1,781,182	1,857,458	1,914,846

Invesco Balanced-Risk Allocation	525,777	461,736	391,668

Trust I Portfolio	12/31/2017	12/31/2016	12/31/2015

Invesco Comstock	$959,887	$882,321	$783,155

Invesco Small Cap Growth	302,416	440,172	606,825

JPMorgan Core Bond	0	0	0

JPMorgan Global Active Allocation	813,589	579,645	502,489

JPMorgan Small Cap Value	366,980	447,444	488,625

Loomis Sayles Global Markets	132,817	208,031	244,090

MetLife Multi-Index Targeted Risk	81,885	90,131	58,243

MFS® Research International	994,083	1,301,752	1,623,021

Morgan Stanley Mid Cap Growth	646,824	488,747	389,365

Oppenheimer Global Equity	270,224	327,577	389,070

PanAgora Global Diversified Risk	182,052	83,091	39,748

PIMCO Inflation Protected Bond	110,498	94,700	94,994

PIMCO Total Return	623,306	518,539	564,806

Schroders Global Multi-Asset	538,550	532,426	484,695

SSGA Growth and Income ETF	381,288	463,607	495,500

SSGA Growth ETF	140,845	157,778	169,168

TCW Core Fixed Income	33,218	18,062	14,056	(1)

T. Rowe Price Large Cap Value	703,178	925,302	1,066,858

T. Rowe Price Mid Cap Growth	352,184	405,431	439,716

Victory Sycamore Mid Cap Value	1,118,687	790,945	516,194

Wells Capital Management Mid Cap Value	651,914	1,079,109	829,787

(1)	For the period 5/1/15 through 12/31/15.

Trust II Portfolios	12/31/2017	12/31/2016	12/31/2015

Baillie Gifford International Stock	$237,931	$219,780	$290,788

BlackRock Bond Income	456,031	277,310	316,788

BlackRock Capital Appreciation	467,495	809,039	756,979

BlackRock Ultra-Short Term Bond	0	0	N/A

Brighthouse/Artisan Mid Cap Value	417,597	605,431	399,452

Brighthouse/Dimensional International Small Company	56,040	52,319	75,713

Brighthouse/Wellington Balanced	531,019	531,435	670,920

Brighthouse/Wellington Core Equity Opportunities	350,941	532,047	657,911

Brighthouse Asset Allocation 20	0	0	0

Brighthouse Asset Allocation 40	0	0	0

Trust II Portfolios	12/31/2017	12/31/2016	12/31/2015

Brighthouse Asset Allocation 60	$0	$0	$0

Brighthouse Asset Allocation 80	0	0	0

Frontier Mid Cap Growth	484,613	556,287	722,008

Jennison Growth	894,047	670,079	851,254

Loomis Sayles Small Cap Core	321,298	417,715	435,116

Loomis Sayles Small Cap Growth	285,632	408,211	579,199

MetLife Aggregate Bond Index	0	0	0

MetLife Mid Cap Stock Index	8,104	11,580	10,151

MetLife MSCI EAFE® Index	82,649	77,048	62,153

MetLife Russell 2000® Index	11,144	15,446	17,865

MetLife Stock Index	71,519	41,083	58,971

MFS® Total Return	104,820	134,574	128,241

MFS® Value	297,470	349,879	322,919

Neuberger Berman Genesis	272,510	353,709	406,545

T. Rowe Price Large Cap Growth	608,309	532,517	494,517

T. Rowe Price Small Cap Growth	224,559	214,082	205,397

VanEck Global Natural Resources	479,512	1,127,108	657,669

Western Asset Management Strategic Bond Opportunities	1,019,637	1,310,151	322,728

Western Asset Management U.S. Government	41,277	47,518	94,608

The difference in the aggregate dollar amount of brokerage commissions paid between fiscal years 2015 and 2017 with respect to BlackRock Global Tactical Strategies Portfolio, and between fiscal years 2016 and 2017 with respect to Clarion Global Real Estate Portfolio and VanEck Global Natural Resources Portfolio, can be attributed to natural variations in active trading strategies in volatile market conditions and does not reflect a material change in investment strategies. The difference in the aggregate dollar amount of brokerage commissions paid between fiscal years 2015 and 2017 with respect to Western Asset Management Strategic Bond Opportunities Portfolio and PanAgora Global Diversified Risk Portfolio can be attributed to a large influx of assets into the Portfolios during fiscal years 2016 and 2017, and, with respect to PanAgora Global Diversified Risk Portfolio, natural variations in active trading strategies. The difference in the aggregate dollar amount of brokerage commissions paid between fiscal years 2015 and 2017 with respect to Brighthouse/Aberdeen Emerging Markets Equity Portfolio can be attributed to a change in subadviser for that Portfolio.

Research Services Obtained Through Portfolio Transactions

For the fiscal year ending December 31, 2017, the following Trust I Portfolios paid commissions to brokers because of research services provided:

Trust I Portfolio	Total Dollar Amount of All Transactions	Total Dollar Amount of Commissions Related to All Transactions

AB Global Dynamic Allocation	$1,185,802,165	$198,458

Brighthouse/Aberdeen Emerging Markets Equity Portfolio	$705,048,831	$618,545

Trust I Portfolio	Total Dollar Amount of All Transactions		Total Dollar Amount of Commissions Related to All Transactions

Brighthouse/Wellington Large Cap Research Equity	$3,375,496,166		$120,724

Clarion Global Real Estate	$344,565,859		$390,196

ClearBridge Aggressive Growth	$97,033,336		$28,614

Invesco Comstock	$943,554,647		$846,214

Invesco Small Cap Growth	$280,601,177		$199,933

Loomis Sayles Global Markets	$178,232,567		$120,243

Brighthouse/Artisan International	$74,134,314	(1)	$101,334	(1)

Brighthouse Small Cap Value	$334,741,787	(2)	$156,757	(3)

MFS® Research International	$1,062,880,919		$877,087

Schroders Global Multi-Asset	$961,832,262	(4)	$289,541	(4)

T. Rowe Price Large Cap Value	$169,911,326		$34,661	(5)

T. Rowe Price Mid Cap Growth	$56,172,718		$9,109	(5)

Victory Sycamore Mid Cap Value	$775,903,267		$677,718

Wells Capital Management Mid Cap Value	$7,348,613		$10,011

(1)

Total dollar amount of commissions related to all transactions reflects commissions used to acquire third-party research products and services (including those acquired through commission sharing arrangements), but does not include commissions used to acquire proprietary research.

(2)	Amount represents total dollar amount of all transactions for both Delaware Investments Fund Advisers ($124,447,532) and Wells Capital Management Incorporated ($210,294,255).
(3)	Amount represents total dollar amount of commissions related to all transactions for both Delaware Investments Fund Advisers ($45,778) and Wells Capital Management Incorporated ($110,980).
(4)

Schroders does not direct trades based on research services provided. In addition, the Fund’s brokerage commissions are not being utilized to pay for research dollars as of January 3, 2018, the implementation date of the Second EU Markets in Financial Instruments Directive (Directive 2014/65/EU). For the fiscal year ended December 31, 2017, Schroders used the mechanism of unbundling and commission sharing to pay for certain research services. Trade commissions were only used to pay for permissible execution and research services (as defined by the Financial Conduct Authority).

(5)

T. Rowe Price uses brokerage commissions through commission sharing arrangements to acquire third party research. These arrangements direct executing broker-dealers to pay third party research providers with brokerage commissions for investment research provided to T. Rowe Price. These commissions represent actual third party research credits.

For the fiscal year ending December 31, 2017, the following Trust II Portfolios paid commissions to brokers because of research services provided:

Trust II Portfolio	Total Dollar Amount of All Transactions	Total Dollar Amount of Commissions Related to All Transactions

Brighthouse/Wellington Core Equity Opportunities	$1,504,622,404	$38,809

Brighthouse/Wellington Balanced	$1,070,989,142	$38,293

Frontier Mid Cap Growth	$716,438,086	$405,379

Jennison Growth	$355,144,969	$161,979

Trust II Portfolio	Total Dollar Amount of All Transactions		Total Dollar Amount of Commissions Related to All Transactions

Loomis Sayles Small Cap Core	$268,585,546		$285,006

Loomis Sayles Small Cap Growth	$302,506,806		$256,963

Brighthouse/Artisan Mid Cap Value	$143,407,781	(1)	$126,608	(1)

MFS® Total Return	$306,436,060		$90,236

MFS® Value	$591,187,804		$187,425

Neuberger Berman Genesis	$544,635,149		$272,370

T. Rowe Price Large Cap Growth	$179,194,018		$18,361	(2)

T. Rowe Price Small Cap Growth	$46,691,309		$9,298	(2)

VanEck Global Natural Resources	$216,737,273	(3)	$317,139	(4)

(1)

Total dollar amount of commissions related to all transactions reflects commissions used to acquire third-party research products and services (including those acquired through commission sharing arrangements), but does not include commissions used to acquire proprietary research.

(2)

T. Rowe Price uses brokerage commissions through commission sharing arrangements to acquire third party research. These arrangements direct executing broker-dealers to pay third party research providers with brokerage commissions for investment research provided to T. Rowe Price. These commissions represent actual third party research credits.

(3)	Total dollar amount of transactions that were executed with commissions that included both research and execution. Excludes execution-only transactions and commission recapture transactions.
(4)	Dollar amount reflects commissions related to research commissions. Excludes commission recapture.

Affiliated Brokerage

Certain Portfolios’ subadvisers may execute portfolio transactions through affiliated brokers acting as agents in accordance with procedures approved by the Board of Trustees of each Trust, but will not purchase any securities from or sell any securities to any such affiliates acting as principal for their own accounts.

The following Trust I Portfolios paid the amounts indicated to an affiliated broker of the Trust I Portfolios’ subadvisers during the fiscal years ended December 31, 2017, December 31, 2016, and December 31, 2015.

		Aggregate Brokerage Commissions Paid to Affiliate	Percentage of Total Brokerage Commissions	Percentage of Commissionable Transactions	Aggregate Brokerage Commissions Paid to Affiliate	Aggregate Brokerage Commissions Paid to Affiliate
Portfolio	Affiliated Broker-Dealer	2017			2016	2015
Invesco Comstock	Invesco Capital Markets, Inc.	$39,801	4.15%	3.96%	$10,063	$4,455
Invesco Small Cap Growth	Invesco Capital Markets, Inc.	$19,570	6.47%	14.36%	$4,628	$2,558
Morgan Stanley Mid Cap Growth	BIDS (MLCO)	$9,150	1.41%	2.94%	$938	—
Victory Sycamore Mid Cap Value(1)	Invesco Capital Markets, Inc.	$21,373	1.91%	3.49%	$9,800	$10,211
Wells Capital Management Mid Cap Value(2)	Goldman Sachs & Co.	$51,884	7.96%	6.78%	$142,711	$40,479

(1)

Effective December 18, 2017, Victory Capital Management Inc. became responsible for the day-to-day management of the Portfolio’s investments. Invesco Capital Markets, Inc. is an affiliated broker of the Portfolio’s previous subadviser, Invesco Advisers, Inc.

(2)

Effective June 1, 2017, Wells Capital Management Incorporated became responsible for the day-to-day management of the Portfolio’s investments. Goldman Sachs Group, Inc. is an affiliated broker of the Portfolio’s previous subadviser, Goldman Sachs Asset Management, L.P.

None of the Trust II Portfolios’ subadvisers reported paying brokerage commissions to an affiliated broker during the fiscal years ended December 31, 2017, December 31, 2016, and December 31, 2015.

Regular Broker-Dealers

For each Portfolio that bought securities of its regular brokers or dealers (or of their parents) during the fiscal year ended December 31, 2017, the table below sets out the name of the broker or dealer (and, if applicable, parent) and the aggregate value of the securities of the regular broker or dealer (or parent) held by the Portfolio as of December 31, 2017 (unless otherwise indicated).

Trust I Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value of Securities of Regular Broker or Dealer or Parent Held by Portfolio as of December 31, 2017
AB Global Global Dynamic Allocation	Bank of America Corp.	$19,279,748
	Barclays Capital, Inc.	$4,780,825
	BNP	$8,624,394
	CitiGroup Global Markets	$13,495,816
	Credit Suisse Group	$4,448,829
	Deutsche Bank AG	$4,036,999
	Goldman Sachs & Co.	$6,101,502
	JPMorgan Chase & Co.	$25,045,348
	Morgan Stanley & Co., Inc.	$4,935,328
	State Street Corp.	$2,429,513
	UBS AG	$6,920,866

AQR Global Risk Balanced	State Street Corp.	$83,273,482

BlackRock Global Tactical Strategies	State Street Corp.	$1,560,841,970

BlackRock High Yield	Bank of America Corp.	$3,955,047
	Barclays Capital, Inc.	$605,751
	BNP	$135,416
	CitiGroup Global Markets	$843,031
	Goldman Sachs & Co.	$1,736,760
	JPMorgan Chase & Co.	$4,282,145
	Morgan Stanley & Co., Inc.	$358,369

Brighthouse Balanced Plus	Bank of America Corp.	$6,614,972
	Credit Suisse Group	$10,710,354
	Goldman Sachs & Co.	$19,155,988
	JPMorgan Chase & Co.	$56,674,136

Brighthouse/Artisan International	BNP	$3,441,659
	Credit Suisse	$2,196,593

Brighthouse/Franklin Low Duration Total Return	Bank of America Corp.	$15,511,448
	CitiGroup Global Markets	$11,222,133
	Credit Suisse Group	$141,439
	Deutsche Bank AG	$3,747,889
	Goldman Sachs & Co.	$10,134,137
	JPMorgan Chase & Co.	$29,766,427
	Morgan Stanley & Co., Inc.	$10,955,114

Trust I Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value of Securities of Regular Broker or Dealer or Parent Held by Portfolio as of December 31, 2017
	RBC Capital Markets Corp.	$3,673,333
	UBS AG	$3,135

Brighthouse/Wellington Large Cap Research	Bank of America Corp.	$68,029,076
	CitiGroup Global Markets	$27,704,927
	Morgan Stanley & Co., Inc.	$8,035,256

Fidelity Institutional Asset Management® Government Income	Goldman Sachs & Co.	$3,844,212
	State Street Corp.	$27,644,301

Harris Oakmark International	BNP	$156,573,523
	Credit Suisse Group	$134,345,171

Invesco Balanced-Risk Allocation	RBC Capital Markets Corp.	$10,785,631

Invesco Comstock	Bank of America Corp.	$141,196,876
	CitiGroup Global Markets	$171,154,905
	Goldman Sachs & Co.	$34,315,917
	JPMorgan Chase & Co.	$107,319,637
	Morgan Stanley & Co., Inc.	$60,648,866
	State Street Corp.	$37,818,311

JPMorgan Core Bond	Bank of America Corp.	$31,550,583
	Barclays Capital, Inc.	$7,023,602
	CitiGroup Global Markets	$11,914,592
	Credit Suisse Group	$6,190,675
	Deutsche Bank AG	$2,080,623
	Goldman Sachs & Co.	$24,313,101
	JPMorgan Chase & Co.	$1,600,239
	Morgan Stanley & Co., Inc.	$16,295,997
	RBC Capital Markets Corp.	$4,558,796
	State Street Corp.	$2,103,737
	UBS AG	$3,832,102

JPMorgan Global Active Allocation	Bank of America Corp.	$17,936,421
	Barclays Capital, Inc.	$2,081,427
	BNP	$3,215,029
	CitiGroup Global Markets	$17,433,837
	Credit Suisse Group	$5,813,292
	Deutsche Bank AG	$1,312,827
	Goldman Sachs & Co.	$14,158,651
	Morgan Stanley & Co., Inc.	$11,989,614
	RBC Capital Markets Corp.	$404,109
	State Street Corp.	$2,189,697
	UBS AG	$3,893,804

Loomis Sayles Global Markets	Barclays Capital, Inc.	$224,599
	BNP	$378,708
	Deutsche Bank AG	$137,906
	Goldman Sachs & Co.	$10,108,821
	Morgan Stanley & Co., Inc.	$330,075

MFS Research International	Barclays Capital, Inc.	$22,515,163
	BNP	$31,807,474
	UBS AG	$38,916,830

Trust I Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value of Securities of Regular Broker or Dealer or Parent Held by Portfolio as of December 31, 2017
Oppenheimer Global Equity	CitiGroup Global Markets	$37,085,944
	Credit Suisse Group	$15,410,432
	Goldman Sachs & Co.	$22,533,522
	UBS AG	$23,958,902

PanAgora Global Diversified Risk	Bank of America Corp.	$20,516
	RBC Capital Markets Corp.	$28,337
	UBS AG	$27,855

PIMCO Inflation Protected Bond	Bank of America Corp.	$24,061,737
	Barclays Capital, Inc.	$158,739
	CitiGroup Global Markets	$8,105,780
	Credit Suisse Group	$9,075,037
	Deutsche Bank AG	$13,002,001
	Goldman Sachs & Co.	$14,515,700
	JPMorgan Chase & Co.	$12,635,652
	Morgan Stanley & Co., Inc.	$795,893
	UBS AG	$13,937,151

PIMCO Total Return	Bank of America Corp.	$217,174,865
	Barclays Capital, Inc.	$65,431,352
	CitiGroup Global Markets	$52,292,359
	Credit Suisse Group	$51,794,911
	Deutsche Bank AG	$67,630,199
	Goldman Sachs & Co.	$81,030,938
	JPMorgan Chase & Co.	$136,685,135
	Morgan Stanley & Co., Inc.	$56,698,497
	UBS AG	$84,152,359

Schroders Global Multi-Asset	Bank of America Corp.	$14,138,134
	Barclays Capital, Inc.	$4,175,562
	BNP	$2,142,731
	CitiGroup Global Markets	$13,505,729
	Credit Suisse Group	$4,709,629
	Deutsche Bank AG	$1,058,686
	Goldman Sachs & Co.	$15,193,092
	JPMorgan Chase & Co.	$9,011,978
	Morgan Stanley & Co., Inc.	$9,015,386
	UBS AG	$6,061,576

SSGA Growth and Income ETF	State Street Corp.	$1,253,485,580

SSGA Growth ETF	State Street Corp.	$474,116,106

T. Rowe Price Large Cap Value	CitiGroup Global Markets	$106,836,836
	JPMorgan Chase & Co.	$181,975,948
	Morgan Stanley & Co., Inc.	$90,767,328

TCW Core Fixed Income	Bank of America Corp.	$43,422,680
	CitiGroup Global Markets	$38,381,678
	Credit Suisse Group	$7,191,488
	Goldman Sachs & Co.	$45,616,964
	JPMorgan Chase & Co.	$48,732,170
	Morgan Stanley & Co., Inc.	$39,738,149
	State Street Corp.	$159,787,591
	UBS AG	$6,004,938

Trust II Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value of Securities of Regular Broker or Dealer or Parent Held by Portfolio as of December 31, 2017
Baillie Gifford International Stock	Credit Suisse Group	$18,170,939

BlackRock Bond Income	Bank of America Corp.	$106,252,637
	Barclays Capital, Inc.	$9,587,502
	BNP	$6,859,051
	CitiGroup Global Markets	$42,385,804
	Credit Suisse Group	$19,288,204
	Deutsche Bank AG	$6,977,703
	Goldman Sachs & Co.	$32,431,530
	JPMorgan Chase & Co.	$60,113,603
	Morgan Stanley & Co., Inc.	$38,604,056
	State Street Corp.	$1,212,126
	UBS AG	$4,482,012

BlackRock Capital Appreciation	Bank of America Corp.	$51,362,232

Brighthouse/Wellington Balanced	Bank of America Corp.	$31,094,692
	Barclays Capital, Inc.	$448,444
	BNP	$974,479
	CitiGroup Global Markets	$13,106,447
	Credit Suisse Group	$2,062,630
	Deutsche Bank AG	$1,440,939
	Goldman Sachs & Co.	$9,271,970
	JPMorgan Chase & Co.	$7,710,085
	Morgan Stanley & Co., Inc.	$9,596,305
	RBC Capital Markets Corp.	$1,013,414
	UBS AG	$6,886,509

Jennison Growth	Goldman Sachs & Co.	$48,659,670
	JPMorgan Chase & Co.	$58,320,264
	Morgan Stanley & Co., Inc.	$29,485,936

MetLife Aggregate Bond Index	Bank of America Corp.	$24,908,739
	Barclays Capital, Inc.	$3,141,450
	BNP	$3,461,521
	CitiGroup Global Markets	$19,997,351
	Credit Suisse Group	$8,845,375
	Deutsche Bank AG	$935,433
	Goldman Sachs & Co.	$20,372,277
	JPMorgan Chase & Co.	$20,265,620
	Morgan Stanley & Co., Inc.	$14,304,842
	RBC Capital Markets Corp.	$3,915,431
	UBS AG	$3,709,125

MetLife Mid Cap Stock Index	State Street Corp.	$7,219,069

MetLife MSCI EAFE Index	Barclays Capital, Inc.	$3,399,723
	BNP	$6,216,032
	Credit Suisse Group	$3,151,827
	Deutsche Bank AG	$2,953,781
	UBS AG	$4,913,930

Trust II Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value of Securities of Regular Broker or Dealer or Parent Held by Portfolio as of December 31, 2017

MetLife Stock Index	Bank of America Corp.	$88,601,476
	CitiGroup Global Markets	$60,873,035
	Goldman Sachs & Co.	$27,651,650
	JPMorgan Chase & Co.	$114,806,720
	Morgan Stanley & Co., Inc.	$22,599,931
	State Street Corp.	$28,011,951

MFS Total Return	Bank of America Corp.	$12,830,919
	BNP	$748,647
	CitiGroup Global Markets	$11,416,128
	Credit Suisse Group	$443,124
	Goldman Sachs & Co.	$11,031,772
	JPMorgan Chase & Co.	$24,670,337
	Morgan Stanley & Co., Inc.	$7,236,310
	RBC Capital Markets Corp.	$996,530
	State Street Corp.	$3,861,159
	UBS AG	$4,502,064

MFS Value	CitiGroup Global Markets	$80,271,573
	Goldman Sachs & Co.	$86,207,727
	JPMorgan Chase & Co.	$166,304,212
	State Street Corp.	$32,013,640

T. Rowe Price Large Cap Growth	JPMorgan Chase & Co.	$26,940,218
	Morgan Stanley & Co., Inc.	$32,667,822
	State Street Corp.	$12,054,835

Western Asset Management Strategic Bond Opportunities	Bank of America Corp.	$118,807,445
	Barclays Capital, Inc.	$26,941,301
	BNP	$11,165,690
	CitiGroup Global Markets	$43,754,678
	Credit Suisse Group	$49,100,616
	Deutsche Bank AG	$2,938,407
	Goldman Sachs & Co.	$35,988,375
	JPMorgan Chase & Co.	$96,537,406
	Morgan Stanley & Co., Inc.	$5,240,493
	UBS AG	$9,024,529

Western Asset Management U.S. Government	Bank of America Corp.	$12,255,173
	CitiGroup Global Markets	$122,164
	JPMorgan Chase & Co.	$1,985,536
	Morgan Stanley & Co., Inc.	$1,290,369

MANAGEMENT OF THE TRUSTS

Trust I and Trust II are collectively referred to as the “Trusts” in this SAI. The Board of Trustees of each Trust (collectively, the “Board”) supervises the Trusts and is responsible for representing the interests of shareholders. The same persons serve as the Trustees of Trust I and Trust II, and as Chairman of the Board and Chairmen of its committees, as described below. The Trustees of each Trust meet periodically throughout the year to oversee the Portfolios’ activities, reviewing, among other things, each Portfolio’s performance and its contractual arrangements with various service providers. The Trustees of each Trust elect the officers of the Trust, who are responsible for administering the Trust’s day-to-day operations.

Trustees and Officers

The Trustees and executive officers of the Trusts, as well as their ages and their principal occupations during the past five years, are set forth below. Unless otherwise indicated, the business address of each is c/o Brighthouse Funds Trust I and Brighthouse Funds Trust II, One Financial Center, Boston, Massachusetts 02111. Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” There is no limit to the term a Trustee may serve. Trustees serve until their death, resignation, retirement or removal in accordance with Trust I’s and Trust II’s respective organizational documents and policies adopted by the Board of the Trust from time to time. Officers hold office at the pleasure of each Board and serve until their removal or resignation in accordance with the Trusts’ respective organizational documents and policies adopted by the Board of each Trust from time to time.

Trustees of the Trusts

Name and Month and Year of Birth	Position(s) Held with Registrants	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years(1)	Number of Port- folios in Fund Complex(2) overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Interested Trustee

John Rosenthal* (September 1960)	Trustee	Indefinite; From May 2016 (Trust I and Trust II) to present	Chief Investment Officer, Brighthouse Financial, Inc. (March 2017 to present); until March 2017, Senior Managing Director and Head of Global Portfolio Management, MetLife, Inc.	72	None
Independent Trustees

Dawn M. Vroegop (October 1966)	Trustee and Chairman of the Board	Indefinite; From December 2000 (Trust I)/ May 2009 (Trust II) to present as Trustee; From May 2016 (Trust I and Trust II) until present as Chairman	Private Investor.	72	Trustee, Driehaus Mutual Funds.**

Stephen M. Alderman (May 1959)	Trustee	Indefinite; From December 2000 (Trust I)/ April 2012 (Trust II) to present	Shareholder in the law firm of Garfield & Merel, Ltd.	72	None

Robert J. Boulware (May 1956)	Trustee	Indefinite; From March 2008 (Trust I)/ April 2012 (Trust II) to present	Managing Director, Pilgrim Funds, LLC (private equity fund).	72	Trustee, Vertical Capital Income Fund (closed-end fund);** Director, Gainsco, Inc. (auto insurance);** Trustee, SharesPost 100 Fund (closed-end fund).**

Name and Month and Year of Birth	Position(s) Held with Registrants	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years(1)	Number of Port- folios in Fund Complex(2) overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Susan C. Gause (June 1952)	Trustee	Indefinite; From March 2008 (Trust I)/ April 2012 (Trust II) to present	Private Investor.	72	Trustee, HSBC Funds.**

Nancy Hawthorne (April 1951)	Trustee	Indefinite; From May 2003 (Trust II)/ April 2012 (Trust I) to present	Partner, Hawthorne Financial Advisors, LLC (registered investment advisor); until June 2014, Chief Executive Officer, Clerestory LLC (corporate advisor).	72	Director and Chairman of the Board of Directors, THL Credit, Inc.;** Director and Chairman of the Board, Avid Technology, Inc.;** Director, CRA International, Inc.**

Barbara A. Nugent (June 1956)	Trustee	Indefinite; From January 2014 (Trust I and Trust II) to present	President, True North Board Governance, LLC (consulting); until December 2013, partner in the law firm of Stradley Ronon Stevens & Young, LLP.	72	Independent Lead Trustee, BMT Investment Funds**

Christopher J. Towle (October 1957)	Trustee	Indefinite; From April 2018 (Trust I and Trust II) to present	Retired; until 2014, Partner, Portfolio Manager, Director of High Yield and Convertible Securities, Lord Abbett & Co.	72	Trustee, Driehaus Mutual Funds**

Executive Officers of the Trusts

Name and Month and Year of Birth	Position(s) Held with Registrants	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years(1)
Kristi Slavin (November 1973)	President and Chief Executive Officer, of Trust I and Trust II	From May 2016 (Trust I and Trust II) to present	President, Brighthouse Investment Advisers, LLC (2016-present); formerly, Senior Vice President, MetLife Advisers, LLC; Vice President, MetLife, Inc.; Vice President, Trust I and Trust II (2015-2016).

Alan R. Otis (October 1971)	Chief Financial Officer and Treasurer, of Trust I and Trust II	From November 2017 (Trust I and Trust II) to present	Senior Vice President, Brighthouse Investment Advisers, LLC (August 2017-present); formerly, Vice President, MetLife Advisers, LLC (2012-August 2017); Assistant Treasurer, Trust I and Trust II (2012-November 2017).

Andrew L. Gangolf (August 1954)	Secretary, of Trust I and Trust II	From May 2011 (Trust I and Trust II) to present	Executive Vice President, Brighthouse Investment Advisers, LLC (August 2017-present); Associate General Counsel, Vice President, Brighthouse Financial, Inc. (2017 to present); formerly, Senior Vice President, MetLife Advisers, LLC (2011-2017); until 2011, Senior Vice President & Assistant General Counsel, AllianceBernstein Investments, Inc.

Steven E. Hartstein (December 1963)	Chief Compliance Officer (“CCO”), of Trust I and Trust II	From February 2014 (Trust I and Trust II) to present	Senior Vice President and CCO, Brighthouse Investment Advisers, LLC (2017-present); Head of Investments Compliance, Vice President, Brighthouse Financial, Inc. (2017-present); formerly, Vice President, MetLife, Inc. (2013-2017); Senior Vice President and CCO, MetLife Advisers, LLC (2013-2017); Executive Director, Morgan Stanley (2009-2013); CCO, Consulting Group Capital Markets Funds (2006-2013).

*	Mr. Rosenthal is an “interested person” of the Trusts because of his position with Brighthouse Financial, Inc. (“Brighthouse”), an affiliate of BIA.
**	Indicates a directorship with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.
(1)	Previous positions during the past five years with the Trusts, MetLife, Inc. or the Adviser are omitted if not materially different.
(2)	As of April 30, 2018, the Fund Complex includes 43 Trust I Portfolios and 29 Trust II Portfolios.

Cayman Subsidiaries

The AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JP Morgan Global Active Allocation Portfolio, PanAgora Global Diversified Risk Portfolio and Schroders Global-Multi Asset Portfolio each may invest up to 10%, 25%, 6%, 25%, 10%, 25% and 10%, respectively, of its total assets in a wholly-owned and controlled subsidiary of the applicable Portfolio, organized under the laws of the Cayman Islands as an exempted company (each, a “Subsidiary” and collectively, the “Subsidiaries”). The directors of each Subsidiary are Messrs. Rosenthal and Gangolf. Biographical information for Messrs. Rosenthal and Gangolf is provided in the “Trustees” and “Executive Officers” tables, respectively, above.

Leadership Structure of the Trusts

The Board currently consists of eight Trustees, seven of whom are Independent Trustees. The Board is responsible for the overall management of each Trust, including general supervision and review of each Trust’s investment activities. The Board, in turn, elects the officers of the Trusts who are responsible for administering the Trusts’ day-to-day operations.

The Board has appointed an Independent Trustee, Ms. Vroegop, to serve as Chairman of the Board. Ms. Vroegop presides at meetings of the Board and assists management in the development of the agendas for Board meetings. A portion of each regular meeting of the Board is devoted to an executive session of the Independent Trustees at which no members of management are present. At those meetings, the Independent Trustees consider a variety of matters, including those that are required by law to be considered by the Independent Trustees, and those that are scheduled to come before the full Board, including fund governance and leadership issues. Ms. Vroegop leads those meetings, and she reports to the Board and management on the matters discussed at those meetings. The Independent Trustees, including the Chairman, are advised by independent counsel.

Based on, among other factors, each Trustee’s professional experience and skills and their relative tenures as Trustees of the Trusts, the Board of each Trust believes that having a super-majority of Independent Trustees on the Board, an Independent Chairman and an interested Trustee who provides insights based on his experience and responsibilities as a former executive of MetLife, Inc., the former parent company of the Adviser, and his current leadership position with Brighthouse, is appropriate and in the best interests of each Trust.

Board Oversight of Trust Risk

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular Board meetings, through regular reports that have been developed by management, in consultation with the Board and its counsel. These reports address certain investment, valuation and compliance-related matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the Adviser’s initiative. Such reports have addressed cybersecurity relating to the Trusts and Portfolios, operational matters relating to Trust service providers and other topics. In addition, the Audit Committee of the Board meets regularly with the Adviser’s personnel who are responsible for each Trust’s accounting and financial reports to review information on their examinations of functions and processes within the Adviser that affect the Trusts.

Under the multi-manager structure used by the Trusts, the Trusts’ Adviser is responsible for overall oversight, including risk management oversight, of the services provided by the various subadvisers. Each subadviser is responsible for the management of risks that may arise from its Portfolio investments. The Board requires the Adviser, and the subadvisers, as appropriate, to report to the full Board, on a regular and as-needed basis, on actual and potential risks to each Portfolio and the Trusts as a whole.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Trusts. In addition, officers of the Trusts meet regularly with the Board to discuss portfolio performance, including investment risk. To the extent that the Trusts change a particular investment strategy that could have a material impact on the Trusts’ risk profiles, the Board is consulted with respect to such a change. To the extent that the Trusts invest in certain complex securities, including derivatives, the Board receives periodic reports containing information about exposure of the Trusts to such instruments.

With respect to valuation, the Board receives regular written reports that enable the Board to monitor any fair valuations of securities in a particular Portfolio, the reasons for the fair valuation and the methodology used to arrive at the fair value. The Board has directed its Audit Committee to review the quarterly valuation reports (including with respect to fair valuations), periodically review the Trusts’ valuation policies and procedures, and consult with the Trusts’ auditors about valuation matters in connection with the Audit Committee’s review of the results of the audit of each Trust’s year-end financial statements.

With respect to compliance, each Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Trustees, and who provides presentations to the Board at its quarterly meetings and an annual report to the Board concerning compliance matters. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to detect, prevent and correct violations of federal securities laws (“Compliance Policies”). Each Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws.

Standing Committees of the Board

The Board conducts much of its work through certain standing Committees, each of which is chaired by an Independent Trustee. Each Trust has a standing Audit Committee consisting of all of the Independent Trustees. The Audit Committee of each Board has identical members and the same Chairman, Ms. Gause, and meets as a single committee. The Audit Committee’s function is to, among other things: recommend to the Board independent accountants to conduct the annual audit of the Trusts’ financial statements; review with the independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent accountants for their professional services. In addition, each Board’s Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee of each Board also focuses on the valuation of the assets of the Portfolios of each Trust. The Board’s Audit Committee held 4 meetings during the fiscal year ended December 31, 2017.

Each Trust has a Nominating, Governance and Compensation Committee (“NGC Committee”) consisting of all of the Independent Trustees. The NGC Committee of each Board has identical members and the same Chairman, Ms. Hawthorne, and meets as a single committee. The NGC Committee’s function is to: evaluate Independent Trustee candidates and nominate Independent Trustee candidates to the full Board; review the size and composition of the Board; review and evaluate the Committee structure of the Board and make recommendations to the Board with respect to changes to existing Committees (including Committee membership) or for additional Committees (including membership); periodically review the Board’s governance practices and ongoing Trustee education; lead and manage the Board’s annual self-assessment process; review and oversee service providers that the Independent Trustees have engaged to assist them, including the performance of, and independence of, legal counsel to the Independent Trustees; review and recommend, as appropriate, changes to Independent Trustee compensation; and on an annual basis review and report findings to the full Board regarding the Trusts’ and Independent Trustees’ insurance coverage. Given the nature of the Trusts, in that the Trusts are used solely as funding options in variable annuity and life insurance contracts issued by insurance companies, including insurance companies affiliated with the Adviser, the current practice of the NGC Committee is to not consider nominees recommended by Contract holders. The Board’s NGC Committee held 4 meetings during the fiscal year ended December 31, 2017.

Each Trust has two Investment Performance Oversight Committees (A and B, which meet as single committees). Investment Performance Oversight Committee A of each Board is comprised of Mr. Boulware, Ms. Gause, Mr. Alderman, and Mr. Towle (anticipated May 9, 2018) and Mr. Boulware currently serves as Chairman. Investment Performance Oversight Committee B of each Board is comprised of Ms. Nugent, Ms. Hawthorne and Ms. Vroegop, and Ms. Nugent currently serves as Chairman. Each Investment Performance Oversight Committee reviews investment performance matters relating to a particular group of Portfolios and the subadvisers to those Portfolios. Each Investment Performance Oversight Committee reports to the full Board regarding the activities and findings of the Committee. Each Board’s Investment Performance Oversight Committees A and B each held 5 meetings during the fiscal year ended December 31, 2017.

Qualifications of the Trustees

The following provides an overview of the considerations that led each Board to conclude that each individual serving as a Trustee of the Trusts should so serve. The current members of the Board joined at different points in time since 2000. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors each Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) experience on boards of other investment companies that were merged into the Trusts (as applicable); and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect to each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trusts, were a significant factor in the determination that the individual should serve as a Trustee of the Trusts. Each Trustee’s most recent five years of prior professional experience is summarized in the table above. In certain cases, additional professional experience and accomplishments not reflected in the table above contributed to each Board’s conclusion that an individual should serve on the Board. For example, Ms. Gause and Mr. Boulware each served as chief executive officer of a financial services company; Ms. Hawthorne served as interim chief executive officer and chairman of the board of a technology-related company; and Ms. Vroegop has served as a managing director of a financial services company. Ms. Nugent’s prior legal and professional careers focused on the mutual fund industry and its operations. Mr. Alderman served as lead Independent Trustee of Trust I. Mr. Towle served as partner, portfolio manager and director of a large asset management company. Mr. Rosenthal serves as Chief Investment Officer of Brighthouse Financial, Inc., the parent company of the Adviser, and previously held executive positions with MetLife, Inc., the former parent company of the Adviser.

Compensation of the Trustees

The Trustees and Officers of Trust I and Trust II who are officers or employees of Brighthouse and/or its affiliates (including the Adviser and Brighthouse Securities, LLC (the “Distributor”) but not affiliates of Brighthouse that are registered investment companies) receive no compensation from the Trusts for their services as Officers or Trustees of the Trusts, although they may receive compensation from Brighthouse or any affiliate thereof for services rendered in those or other capacities.

Each Trustee who is not an employee of the Adviser or any of its affiliates currently receives compensation from the Trusts. The table below sets forth the compensation paid by the Trusts to each of the Trustees affiliated with the Adviser and all other Trustees during the fiscal year ended December 31, 2017.

As of December 31, 2008, each Trust adopted a Deferred Fee Agreement to allow each Independent Trustee to align his or her interests with those of the Portfolios and the Portfolios’ shareholders without purchasing one of the variable life insurance policies or variable annuity contracts through which the Portfolios of the Trusts are solely offered. All of the Independent Trustees participate in the Deferred Fee Agreement to align their interests with those of shareholders. Under each Deferred Fee Agreement, each Independent Trustee defers payment of all or part of the fees payable for such Trustee’s services and thereby shares in the experience alongside the Portfolios’ shareholders as the compensation deferred increases or decreases depending on the investment performance of the Portfolios on which such Trustee’s deferral account is based. Deferred amounts remain in a Trust until distributed in accordance with the provisions of the Trust’s Deferred Fee Agreement. The value of a participating Trustee’s deferral account is based on notional investments of deferred amounts, on the normal payment dates, in the Portfolios of the Trusts, that are designated by the participating Trustee. Pursuant to the Deferred Fee Agreement of each Trust, payments due under the Deferred Fee Agreement are unsecured obligations of the Trust.

Compensation Paid to the Trustees by the Trusts

Name of Person, Position	Aggregate Compensation from Trust I(1)	Aggregate Compensation from Trust II(1)	Pension or Retirement Benefits Accrued as Part of the Trusts’ Expenses	Total Compensation From Fund Complex* Paid to Trustees
Interested Trustee
John Rosenthal, Trustee	None	None	None	None
Independent Trustees
Dawn M. Vroegop, Trustee	$342,000	$228,000	None	$570,000
Stephen M. Alderman, Trustee	$222,000	$148,000	None	$370,000
Robert J. Boulware, Trustee	$246,000	$164,000	None	$410,000
Susan C. Gause, Trustee	$273,000	$182,000	None	$455,000
Nancy Hawthorne, Trustee	$253,500	$169,000	None	$422,500
Barbara A. Nugent, Trustee	$234,000	$156,000	None	$390,000
Linda Strumpf, Trustee(2)	$165,000	$110,000	None	$275,000
Christopher J. Towle, Trustee(3)	None	None	None	None

*	The Fund Complex includes Trust I (45 portfolios as of December 31, 2017) and Trust II (30 portfolios as of December 31, 2017).
(1)

Certain of the Independent Trustees have elected to defer all or part of their total compensation for the year ended December 31, 2017, under Trust I’s and/or Trust II’s Deferred Fee Agreement. Amounts deferred under Trust I’s Deferred Fee Agreement for the fiscal year ended December 31, 2017 by Mr. Alderman, Mr. Boulware, Ms. Gause, Ms. Hawthorne, and Ms. Vroegop were $55,500, $209,100, $183,000, $50,700, and $171,000, respectively. Amounts deferred under Trust II’s Deferred Fee Agreement for the fiscal year ended December 31, 2017 by Mr. Alderman, Mr. Boulware, Ms. Gause, Ms. Hawthorne, and Ms. Vroegop were $37,000, $139,400, $122,000, $33,800, and $114,000, respectively.

(2)

Ms. Strumpf resigned from the Board effective August 17, 2017. Ms. Strumpf did not defer any compensation under Trust I’s and Trust II’s Deferred Agreements for the fiscal year ended December 31, 2017.

(3)	Mr. Towle became a Trustee of the Trusts effective April 1, 2018.

Trustees’ Share Ownership

The table below sets forth the dollar range of equity securities beneficially owned by each Trustee in the Trusts’ Portfolios and in the Brighthouse Funds Complex as of December 31, 2017. Unless otherwise noted, the dollar range of equity securities beneficially owned by a Trustee in a specified Portfolio represents an interest in that Portfolio, as of December 31, 2017, that is held through a Trust’s Deferred Fee Agreement and does not represent actual ownership of the specified Portfolio’s shares.

Share Ownership of the Trustees of the Trusts

Name of Trustee	Name of Portfolio	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen by Trustees in the Brighthouse Funds Complex
Interested Trustee
John Rosenthal	None	None	None

Independent Trustees
Dawn M. Vroegop	Brighthouse/Aberdeen Emerging Markets Equity (BHFTI)	$50,001-$100,000(1)	Over $100,000

Name of Trustee	Name of Portfolio	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen by Trustees in the Brighthouse Funds Complex
	Brighthouse/Eaton Vance Floating Rate (BHFTI)	Over $100,000(1)
	Brighthouse/Wellington Large Cap Research (BHFTI)	Over $100,000(1)
	ClearBridge Aggressive Growth (BHFTI)	$10,001-$50,000(1)
	Harris Oakmark International (BHFTI)	Over $100,000(1)
	Loomis Sayles Global Markets (BHFTI)	Over $100,000(1)
	Morgan Stanley Mid Cap Growth (BHFTI)	$50,001-$100,000(1)
	Neuberger Berman Genesis (BHFTII)	$50,001-$100,000(1)
	T. Rowe Price Mid Cap Growth (BHFTI)	$10,001-$50,000(1)
	Van Eck Global Natural Resources (BHFTII)	$10,001-$50,000(1)

Stephen M. Alderman	AB Global Dynamic Allocation (BHFTI)	$50,001-$100,000(1)	Over $100,000
	AQR Global Risk Balanced (BHFTI)	$50,001-$100,000(1)
	BlackRock Global Tactical Strategies (BHFTI)	$50,001-$100,000(1)
	Brighthouse Balanced Plus (BHFTI)	$50,001-$100,000(1)
	Invesco Balanced-Risk Allocation (BHFTI)	$50,001-$100,000(1)
	JPMorgan Global Active Allocation (BHFTI)	$10,001-$50,000(1)
	Loomis Sayles Global Markets (BHFTI)	$10,001-$50,000(1)
	MetLife Aggregate Bond Index (BHFTII)	$10,001-$50,000(2)
	MetLife Multi-Index Targeted Risk (BHFTI)	$10,001-$50,000(1)
	MetLife Russell 2000 Index (BHFTII)	$10,001-$50,000(2)
	Schroders Global Multi-Asset (BHFTI)	$10,001-$50,000(1)
	Schroders Global Multi-Asset II (BHFTI)	$10,001-$50,000(1)(3)
	T. Rowe Price Large Cap Growth (BHFTII)	$50,001-$100,000(2)
	T. Rowe Price Large Cap Value (BHFTI)	$50,001-$100,000(2)

Name of Trustee	Name of Portfolio	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen by Trustees in the Brighthouse Funds Complex
	T. Rowe Price Mid Cap Growth (BHFTI)	$10,001-$50,000(2)
	Wells Capital Management Mid Cap Value (BHFTI)	$10,001-$50,000(2)

Robert Boulware	AQR Global Risk Balanced (BHFTI)	Over $100,000(1)	Over $100,000
	Brighthouse/Aberdeen Emerging Markets Equity (BHFTI)	Over $100,000(1)
	Brighthouse/Eaton Vance Floating Rate (BHFTI)	Over $100,000(1)
	Brighthouse/Templeton International Bond (BHFTI)	Over $100,000(1)
	ClearBridge Aggressive Growth (BHFTI)	Over $100,000(1)
	Harris Oakmark International (BHFTI)	Over $100,000(1)
	Invesco Small Cap Growth (BHFTI)	$10,001-$50,000(1)
	PanAgora Global Diversified Risk (BHFTI)	Over $100,000(1)

Susan C. Gause	Brighthouse/Eaton Vance Floating Rate (BHFTI)	Over $100,000(1)	Over $100,000
	Brighthouse/Franklin Low Duration Total Return (BHFTI)	Over $100,000(1)
	Brighthouse/Templeton International Bond (BHFTI)	$50,001-$100,000(1)
	ClearBridge Aggressive Growth (BHFTI)	Over $100,000(1)
	Harris Oakmark International (BHFTI)	Over $100,000(1)(2)
	Loomis Sayles Global Markets (BHFTI)	Over $100,000(1)
	PIMCO Inflation Protected Bond (BHFTI)	Over $100,000(1)(2)
	Schroders Global Multi-Asset (BHFTI)	Over $100,000(1)
	T. Rowe Price Mid Cap Growth (BHFTI)	Over $100,000(1)(2)
	T. Rowe Price Small Cap Growth (BHFTII)	Over $100,000(1)
	VanEck Global Natural Resources (BHFTII)	$1-$10,000(2)

Name of Trustee	Name of Portfolio	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen by Trustees in the Brighthouse Funds Complex

Nancy Hawthorne	ClearBridge Aggressive Growth (BHFTI)	Over $100,000(1)	Over $100,000
	Harris Oakmark International (BHFTI)	Over $100,000(1)
	MFS Total Return (BHFTII)	$50,001-$100,000(1)
	T. Rowe Price Large Cap Growth (BHFTII)	Over $100,000(1)
	T. Rowe Price Small Cap Growth (BHFTII)	Over $100,000(1)

Barbara Nugent	AB Global Dynamic Allocation (BHFTI)	Over $100,000(2)	Over $100,000
	BlackRock Global Tactical Strategies (BHFTI)	Over $100,000(2)
	Brighthouse/Templeton International Bond (BHFTI)	$50,001-$100,000(1)
	MetLife MSCI EAFE Index (BHFTII)	$50,001-$100,000(1)
	MetLife Russell 2000 Index (BHFTII)	$50,001-$100,000(1)
	T. Rowe Price Large Cap Value (BHFTI)	$50,001-$100,000(1)
	T. Rowe Price Mid Cap Growth (BHFTI)	$50,001-$100,000(1)
	T. Rowe Price Small Cap Growth (BHFTII)	$50,001-$100,000(1)

Christopher J. Towle(4)	None	None	None

(1)	Represents ownership, as of December 31, 2017, through the Trusts’ Deferred Fee Agreements.
(2)

Represents ownership, as of December 31, 2017, of insurance products that utilize the Trust I Portfolios and/or the Trust II Portfolios as investment vehicles. Shares of the Trust I Portfolios and Trust II Portfolios may not be held directly by individuals.

(3)	As of the date of this SAI, Schroders Global Multi-Asset Portfolio II (formerly, Pyramis® Managed Risk Portfolio) has been reorganized into Schroders Global Multi-Asset Portfolio.
(4)	Mr. Towle became a Trustee of the Trusts effective April 1, 2018.

As of March 31, 2018, the Officers and Trustees of Trust I and Trust II as a group owned less than 1% of the outstanding shares of each class of each Portfolio of the Trusts.

Indemnification of Trustees and Officers

Each Trust’s Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Each Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Proxy Voting Policies and Procedures

Pursuant to each Trust’s Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each Portfolio to the Adviser. Because the Adviser views proxy voting as a function that is incidental and integral to portfolio management, it has, in turn, delegated the proxy voting responsibilities with respect to each Portfolio other than the Trust I Allocation Portfolio, Trust II Allocation Portfolios, American Allocation Portfolios, Feeder Portfolio, Brighthouse Balanced Plus Portfolio, and the MetLife Multi-Index Targeted Risk Portfolio to the applicable subadviser. Each Trust believes that each subadviser that purchases and sells securities for its respective Portfolio(s) and analyzes the performance of a Portfolio’s securities is in the best position and has the information necessary to vote proxies in the best interest of a Portfolio and its shareholders, including in situations where conflicts of interest may arise between the interests of shareholders on the one hand, and the interests of the Adviser, subadviser or any other affiliated person of the Trust, on the other hand. Appendix B to this SAI contains the proxy voting policies and procedures, or a summary of such policies and procedures, of the Portfolios’ subadvisers.

The Adviser votes proxies relating to shares of an Underlying Portfolio in the same proportion as the vote of the other shareholders of the Underlying Portfolio with respect to a particular proposal.

As a shareholder of the Master Fund, the Feeder Portfolio will have the same voting rights as other shareholders. The Adviser will vote proxies relating to shares of the Master Fund held by the Feeder Portfolio in the same proportion as the vote of the other shareholders of the Master Fund with respect to a particular proposal.

Proxy Voting Records

The Adviser and each of the subadvisers, as applicable, will maintain records of voting decisions for each vote cast on behalf of the Portfolios. Information on how proxies relating to the Portfolios’ voting securities were voted by the Adviser or the subadvisers during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 638-7732 or on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Disclosure Policy

The Trusts’ procedures with respect to disclosure of portfolio holdings information (“Procedures”) are designed to protect the confidentiality of each Trust’s portfolio holdings information, including material information about the Portfolios’ trading strategies or pending transactions, and prevent the selective disclosure of such information, except in accordance with the Procedures. The Procedures are also designed to help ensure compliance by each Trust, the Adviser, the subadvisers, and other third-party service providers with the anti-fraud provisions of the federal securities laws, including certain provisions of the 1940 Act, and rules promulgated thereunder, and general principles of fiduciary duty with respect to each Portfolio’s non-public portfolio holdings information.

The Procedures address:

•	when portfolio holdings information will be publicly disclosed;

•	the limited circumstances when non-public portfolio holdings information (including partial portfolio holdings information) may be selectively disclosed; and

•	the confidentiality requirements for such selective disclosure of non-public portfolio holdings information.

Non-public portfolio holdings information may only be selectively disclosed in compliance with the terms of the Procedures. Non-public portfolio holdings information may not be disseminated at any time for compensation or other consideration.

The Procedures have been approved by the Board of each Trust. The Adviser and all subadvisers are required to comply with the Procedures before disclosing any non-public portfolio holdings information of the Trusts. As part of their annual compliance review of the Trusts’ compliance procedures, the Boards review the adequacy of the Procedures and effectiveness of their implementation.

It is the policy of the Trusts to prevent the selective disclosure of non-public portfolio holdings information, except in accordance with the Procedures. Portfolio holdings may be disclosed on a selective basis only if (i) the disclosure is for legitimate business purposes of a Portfolio, (ii) such disclosure is in the best interest of the Portfolio’s shareholders, (iii) each recipient of such disclosure is subject to a duty of confidentiality, including a duty not to trade on the non-public information, and (iv) such disclosure is made in accordance with these Procedures. This policy applies to the Trusts, the Adviser and each subadviser and service provider to the Trusts.

Publicly Available Information

The Trust is obligated to publicly disclose its portfolio holdings information quarterly by filing Form N-Q (after the first and third quarter-ends) and Form N-CSR (after the second and fourth quarter-ends) with the SEC. At any time following the filing of Form N-Q or Form N-CSR, the Trusts, the Adviser, and any subadviser may disclose, or cause to be disclosed by a service provider, the portfolio holdings information of any Portfolio of the Trusts.

The Trusts or the Adviser may also disclose portfolio holdings information to any person if the Trusts make available such portfolio holdings information on one or more Brighthouse-affiliated websites (a “Brighthouse website”) (including www.brighthousefinancial.com/variablefunds). Unless the Adviser and a subadviser have agreed otherwise, the following portfolio holdings information will generally be published on a Brighthouse website:

•	the ten largest portfolio holdings of each Portfolio;

•	complete portfolio holdings of each Portfolio;

•	the percentage of the Portfolio’s net assets that each of the portfolio’s ten largest holdings represents; and

•	the percentage of the Portfolio’s net assets that the ten largest portfolio holdings represent in the aggregate.

Unless the Adviser and a subadviser have agreed otherwise, the ten largest holdings of each Portfolio, or all portfolio holdings in the case of the Allocation Portfolios, will generally be posted on a Brighthouse website as early as on or about the tenth business day following a calendar quarter-end. In the case of the AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, Brighthouse Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, and Schroders Global Multi-Asset Portfolio, the ten largest holdings will generally be posted on a Brighthouse website as early as on or about the fifth business day following the calendar month-end.

Unless the Adviser and a subadviser have agreed otherwise, the complete holdings of each Portfolio, other than the Allocation Portfolios, will generally be posted on the Brighthouse website as early as on or about the thirtieth day following a calendar quarter-end.

The Trusts may exclude all or any portion of such portfolio holdings information from the Brighthouse website or delay its posting when such action is deemed in the best interest of the Trusts by the Trusts’ CCO. Portfolio holdings information generally remains posted on a Brighthouse website until replaced by more recent portfolio holdings information in a manner described above.

For purposes of these Procedures, a Portfolio’s ten largest portfolio holdings will not include information about swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

Confidential Dissemination of Non-Public Portfolio Holdings Information

In order to carry out various functions on behalf of the Trust, it may be necessary for certain third parties to receive non-public portfolio holdings information before public dissemination of such information. Such information may be disclosed only after a good faith determination by the CCO, in light of the facts then known that:

•	there is a legitimate business purpose for the disclosure;

•	the disclosure is in the best interest of the Portfolio’s shareholders;

•	each recipient of such disclosure is subject to a duty of confidentiality, including a duty not to trade on the non-public information;

•	if practicable, the recipient is subject to a written confidentiality agreement; and

•	the disclosure is made in accordance with these Procedures.

A legitimate business purpose includes, but is not limited to, disseminating or providing access to portfolio holdings information to:

•	The service providers to the Trust (e.g., custodian, independent auditor) in order for the service provider to fulfill its contractual duties to the Trust;

•	A rating and ranking organization or mutual fund analyst (e.g., Lipper, Wilshire Analytics/Axiom);

•	Wilshire Analytics/Axiom for Portfolios included in the Brighthouse Asset Allocation Program;

•	A newly hired subadviser prior to the subadviser commencing its duties;

•	A subadviser of a Portfolio managing the surviving Portfolio of a merger or the substituting Portfolio in a substitution;

•	A transition manager hired to liquidate or restructure a Portfolio; or

•	A consultant that provides pricing services, proxy voting services and research and trading services.

If practicable, a recipient of non-public portfolio holdings information will be subject to a written confidentiality agreement that contains the following provisions:

•	The Trusts’ portfolio holdings information is the confidential property of the Trust and may not be used for any purpose except in connection with the provision of services to the Trusts;

•	The information may not be traded upon;

•

The recipient agrees to limit access to the information to its employees and agents who shall be subject to a duty to keep and treat such information as confidential and not to trade based on such information; and

•	Upon request from the Adviser, the recipient of the portfolio information shall return or destroy such information.

For purposes of the Procedures, the terms of any written confidentiality agreement and the determination as to whether it is practical to obtain such agreement must be made by the Trusts’ CCO.

Only the CCO, principal executive or principal accounting officer, or persons designated by such officers (each an “Authorized Person”) are authorized to approve the dissemination of non-public portfolio holdings information by the Adviser or a service provider to the Trust, and only in accordance with these Procedures. The authorization of the dissemination of non-public portfolio holdings information by a person other than the CCO shall be reported to the CCO prior to dissemination of the information.

Regarding a subadviser’s dissemination of non-public Portfolio holdings information, only the subadviser’s CCO may authorize such disclosure and only in accordance with these Procedures. In addition, as part of its subadviser oversight program, the Adviser shall review each subadviser’s process for complying with these Procedures and shall annually request a list of third-parties that have been authorized to receive the Trusts’ non-public portfolio holdings information.

Any exceptions to the Procedures may be made only if approved by the Trusts’ CCO as in the best interests of the Trust, and only if such exceptions are reported to the Trusts’ Board at its next regularly scheduled meeting.

Dissemination within Brighthouse Organization

Dissemination of a Trust’s portfolio holdings information to Brighthouse enterprise employees is limited to those persons (i) who are subject to a duty to keep such information confidential, including a duty not to trade on any non-public information, and (ii) who need to receive the information as part of their duties.

Disclosures Required by Law

No provision of these procedures is intended to restrict or prevent the disclosure of portfolio holding information that may be required by applicable law or which are requested by governmental authorities.

Ongoing Arrangements

Set forth below is a list, as of December 31, 2017, of those parties with whom the Trusts have entered into ongoing arrangements that include the release of portfolio holdings information in accordance with the Procedures, as well as the anticipated maximum frequency of the release under such arrangements, and the minimum length of lag, if any, between the date of the information and the date on which the information is disclosed. The ongoing arrangements may vary for each party, and it is possible that not every party will receive information for each Portfolio. The parties identified below as recipients are service providers, fund rating agencies, consultants, and analysts.

Recipient	Frequency	Delay Before Dissemination
Abel Noser	Daily	None
Advent	Daily	None
Advise Technologies, LLC	Daily	None
AT&T	Daily	None
Auerbach Grayson	Semi-Annually	30 days
Banco de Brasil	Semi-Annually	30 days
Bank of America/Merrill Lynch	Semi-Annually	30 days
Bank of New York Mellon	Monthly	15 business days
Barclays	Semi-Annually	30 days
Barclays Capital	As needed	None
Barclays Point	Daily	None
Barra Portfolio Manager	Daily	None

Recipient	Frequency	Delay Before Dissemination
BBH Infomediary	Daily	None
Berenberg	Semi-Annually	30 days
Bernstein	Semi-Annually	30 days
BlackRock Solutions	Daily	None
Bloomberg	Daily	None
Bloomberg FailStation	Daily	None
BMO Capital Markets	Semi-Annually	30 days
BNP Paribas Security Services	Daily	None
BNY Mellon	Daily	None
Boci Group	Semi-Annually	30 days
Brean Murray	Semi-Annually	30 days
Brown Brothers Harriman & Co.	Daily	None
Cabot Research	Daily	None
Canaccord	Semi-Annually	30 days
Capital Institutional Services	Daily	None
Carnegie	Semi-Annually	30 days
Cazenove	Semi-Annually	30 days
Charles River	Daily	None
Cheuvreux	Semi-Annually	30 days
CIBC	Semi-Annually	30 days
CIMB	Semi-Annually	30 days
Citibank	Daily	None
Citigroup-The Yield Book	Daily	None
CLSA	Semi-Annually	30 days
Cogent Consulting	Daily	None
Commcise	Daily	None
Cormark	Semi-Annually	30 days
Cortland Capital Markets	Daily	None
Credit Suisse	Semi-Annually	30 days
DA Davison	Semi-Annually	30 days
Dahlman Rose	Semi-Annually	30 days
Daiwa	Semi-Annually	30 days
Danske Bank	Semi-Annually	30 days
Deloitte & Touche LLP	As needed	None
Deutsche Bank	Semi-Annually	30 days
Donnelley Financial Solutions	As needed	None
Eagle Investment Systems Corp.	Daily	None
Electra Information Systems	Daily	None
Elkins McSherry	Daily	None
Ernst & Young	As needed	None
Euro Link Advisors	Semi-Annually	30 days
Evare SS&C	Daily	None
Exane	Semi-Annually	30 days
Eze Software Group	Daily	None
FactSet Research Systems Inc.	Daily	None
Fidelity Action Response	Daily	None
Financial Recovery Technologies	Quarterly	15 days
Fiserv Unified Wealth Platform	Daily	None
FundApps Limited	Daily	None
FX Transparency LLC	As needed	None
Glass Lewis & Co.	Daily	None
Global Trading Analytics	Daily	None

Recipient	Frequency	Delay Before Dissemination
GMP	Semi-Annually	30 days
Goldman Sachs	Semi-Annually	30 days
Group SEB	Semi-Annually	30 days
Halvea	Semi-Annually	30 days
Handelsbanken	Semi-Annually	30 days
HSBC	Semi-Annually	30 days
IDS GmbH	Daily	None
IHS Markit LTD	Daily	None
Infinit Outsourcing, Inc.	Daily	None
ING	Semi-Annually	30 days
Institutional Shareholder Services/Securities Class Action Services	Daily	None
Interactive Data Corporation	As needed	None
Intermonte	Semi-Annually	30 days
Investec	Semi-Annually	30 days
Investment Technology Group, Inc.	Daily	None
Itau	Semi-Annually	30 days
Japan Invest	Semi-Annually	30 days
Jefferies	Semi-Annually	30 days
JP Morgan	Semi-Annually	30 days
JPM Pricing Direct	As needed	None
KBW Capital Markets	Semi-Annually	30 days
Kempen	Semi-Annually	30 days
Kotak	Semi-Annually	30 days
Latisys-Chicago, LLC	Daily	None
Liberum	Semi-Annually	30 days
Lipper	As needed	None
LiquidNet, Inc.	Daily	None
Lombard Street Research	Semi-Annually	30 days
LSTA	Monthly	One Month
Macquarie	Semi-Annually	30 days
MainFirst	Semi-Annually	30 days
Markit Ltd.	Daily	None
Markit WSO Corporation	Daily	None
Maxim Group	Semi-Annually	30 days
McDonald Information Services, Inc.	As needed	None
Mediobanca	Semi-Annually	30 days
MetLife, Inc.	As needed	None
Mitsubishi UFJ	Semi-Annually	30 days
Mizuho	Semi-Annually	30 days
Moody’s Analytics Knowledge Services (UK) Limited	Daily	None
Morgan Stanley	Semi-Annually	30 days
Morningstar, Inc.	Daily	None
MSCI Barra	Daily	None
MSCI ESG Manager	As needed	None
MSCI, Inc.	Daily	None
Natixis	Semi-Annually	30 days
Needham	Semi-Annually	30 days
Nomura	Semi-Annually	30 days
Northern Trust Company	Daily	None
Numis	Semi-Annually	30 days

Recipient	Frequency	Delay Before Dissemination
Oddo	Semi-Annually	30 days
Odeon Capital	Semi-Annually	30 days
Omgeo	Daily	None
Oppenheimer & Co.	Semi-Annually	30 days
Plexus/ITG	Daily	None
Pricewaterhouse Coopers	As needed	None
Raymond James	Semi-Annually	30 days
RBC Capital Markets	Semi-Annually	30 days
Redburn	Semi-Annually	30 days
Renaissance Capital	Semi-Annually	30 days
Ropes & Gray LLP	As needed	None
Sales Force - Chatter	Daily	None
Samsung	Semi-Annually	30 days
Scotia Bank	Semi-Annually	30 days
SEI Investments Company’s Manager Dashboard	Daily	None
SG Cowen	Semi-Annually	30 days
Sidoti	Semi-Annually	30 days
SMB Nikko Japan	Semi-Annually	30 days
Société Générale	Semi-Annually	30 days
SS&C Technologies	Daily	None
SSIMS	Daily	None
Standard Chartered	Semi-Annually	30 days
StarCompliance, Inc.	Daily	None
State Street Bank and Trust Company	Daily	None
Stifel	Semi-Annually	30 days
Stradley Ronon Stevens & Young, LLP	As needed	None
SunGard Financial Systems	Daily	None
Syntel Inc.	Daily	None
Thomson Reuters Vestek	Daily	None
Trade Informatics	Daily	None
Trade Web	Daily	None
UBS	Semi-Annually	30 days
Vontobel	Semi-Annually	30 days
William Blair	Semi-Annually	30 days
William O’Neil Paranay	Daily	None
Wilshire Associates	Daily	None
Wonda	Daily	None
Yield Book	Daily	None

The approval of the Trusts’ CCO, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information.

The Trusts are not required to describe an ongoing arrangement to make available non-public information about their portfolio holdings available if they:

•	make that information available on its website; and

•	disclose in its prospectuses the availability of the information on its website.

Limitations of Policy

The Trusts’ Procedures are designed to prevent sharing of non-public portfolio holdings information with third parties that have no legitimate business purpose for accessing the information. However, the Procedures may not be effective to limit access to non-public portfolio holdings information in all circumstances. For example, a subadviser may manage accounts other than the Portfolio that have investment objectives and strategies similar to those of the Portfolio. Because these accounts may be similarly managed, portfolio holdings may be similar across the accounts. In that case, an investor in another account managed by the subadviser may be able to infer the portfolio holdings of the Portfolio from the portfolio holdings in that investor’s account.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

The Trusts are managed by Brighthouse Investment Advisers, LLC (previously defined as “BIA” or the “Adviser”) which, subject to the supervision and direction of the Trustees of the Trusts, has overall responsibility for the general management and administration of the Trusts. The Adviser is a Delaware limited liability company and is a registered investment adviser and commodity pool operator.

Brighthouse Financial, Inc. (previously defined as “Brighthouse”), a Delaware public company whose shares trade on the NASDAQ market, owns all of the voting interests in the Adviser.

The separate accounts of certain insurance companies invest in registered investment companies to which the Adviser serves as investment adviser. Some of these insurance companies are owned directly or indirectly by Brighthouse (the “Brighthouse Insurance Companies”) and some are owned directly or indirectly by MetLife, Inc. (the “MetLife Insurance Companies”). The members of the Adviser include each of the Brighthouse Insurance Companies, and each member’s interest in the Adviser entitles the member to share in the profit and loss of the Adviser in proportion to the profit and loss of the Adviser attributable to customers of that insurance company. Effective August 4, 2017, the MetLife Insurance Companies are no longer members of the Adviser, and the Adviser compensates such insurance companies for the services they provide to the Trusts and/or to the holders of insurance contracts issued by separate accounts of such insurance companies that invest in the Portfolios.

Each management agreement with the Adviser regarding the Trust I Portfolios and each investment advisory agreement with the Adviser regarding the Trust II Portfolios provides that it will continue in effect after an initial term of one year only if it is approved at least annually thereafter (i) by the Board of Trustees of Trust I or Trust II, as applicable, or by the vote of a majority of the outstanding shares of the applicable Portfolio, and (ii) by vote of a majority of those trustees who are not interested persons of Trust I or Trust II, as applicable, cast in person at a meeting called for the purpose of voting on such approval.

Trust I’s Management Agreements

Pursuant to two management agreements (the “Management Agreements”), BIA has agreed to manage the investment and reinvestment of assets of each Trust I Portfolio. BIA has delegated for each Trust I Portfolio (other than the American Allocation Portfolios, Feeder Portfolio, Trust I Allocation Portfolio and the Base Portion of each of Brighthouse Balanced Plus Portfolio and MetLife Multi-Index Targeted Risk Portfolio) certain of these responsibilities, including responsibility for determining what investments such Portfolio should purchase, hold or sell and directing all trading for the Portfolio’s account, to subadvisers under subadvisory agreements described below. BIA is responsible for overseeing the Trust I Portfolios’ subadvisers and for making recommendations to the Board of Trustees of Trust I relating to, as necessary, hiring and replacing subadvisers to the Portfolios.

For the American Allocation Portfolios, Trust I Allocation Portfolio and the Base Portion of each of Brighthouse Balanced Plus Portfolio and MetLife Multi-Index Targeted Risk Portfolio, BIA is responsible for determining the asset allocation range for the Portfolio and establishing specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, BIA’s investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio.

For the Feeder Portfolio, BIA selects the Master Fund in which the Feeder Portfolio will invest and monitors the Master Fund’s investment program.

Advisory services are provided to the Trust I Portfolios subject to the supervision and direction of Trust I’s Trustees. Each Management Agreement provides that the Adviser is required to furnish various information and reports, as well as other resources to Trust I, at its own expense and without remuneration from or additional cost to Trust I, including, but not limited to, office space, executive and other personnel, and information and services. BIA, and not the Trust I Portfolios, pays the fees of the Trust I Portfolios’ subadvisers.

Trust I pays the Adviser compensation at the annual percentage rates of the corresponding levels of that Trust I Portfolio’s average daily net asset values, subject to any fee reductions or deferrals as described below in the section entitled “Trust I’s Expenses and Expense Limitation Agreement” and described below in the section entitled “Management Fee Waivers for the Trust I Portfolios.” Each Trust I Portfolio allocates and pays advisory fees among its constituent classes based on the aggregate daily net asset values of each such class.

The Adviser receives no compensation for its services to the Feeder Portfolio. In the event that the Feeder Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of the Feeder Portfolio as follows:

Trust I Feeder Portfolio	Fee
American Funds® Growth	0.75%

As compensation for the services it receives under the Management Agreements, Trust I pays the Adviser a monthly fee at the following annual rates of each Portfolio’s average daily net assets:

Trust I Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
AB Global Dynamic Allocation	0.700 0.650 0.625 0.600	% % % %	First $250 million Next $250 million Next $500 million Over $1 billion

American Funds® Balanced Allocation	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

American Funds® Growth Allocation	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

American Funds® Moderate Allocation	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

AQR Global Risk Balanced	0.675 0.650 0.625 0.600	% % % %	First $250 million Next $500 million Next $250 million Over $1 billion

Trust I Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
BlackRock Global Tactical Strategies	0.800 0.750 0.700 0.675 0.650	% % % % %	First $100 million Next $200 million Next $300 million Next $400 million Over $1 billion

BlackRock High Yield	0.600%		All Assets

Brighthouse/Aberdeen Emerging Markets Equity	1.050 1.000 0.850 0.750	% % % %	First $250 million Next $250 million Next $500 million Over $1 billion

Brighthouse/Artisan International	0.750%		All Assets

Brighthouse/Eaton Vance Floating Rate	0.625 0.600	% %	First $100 million Over $100 million

Brighthouse/Franklin Low Duration Total Return	0.520 0.510 0.500 0.490 0.470 0.450	% % % % % %	First $100 million Next $150 million Next $250 million Next $500 million Next $500 million Over $1.5 billion

Brighthouse/Templeton International Bond	0.600%		All Assets

Brighthouse/Wellington Large Cap Research	0.625 0.600 0.575 0.550 0.500	% % % % %	First $250 million Next $250 million Next $500 million Next $1 billion Over $2 billion

Brighthouse Asset Allocation 100	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

Brighthouse Balanced Plus	0.100 0.075 0.050	% % %	Fees on the Portfolio’s Investments in Underlying Portfolios: First $500 million Next $500 million Over $1 billion

Fees on the Portfolio’s Other Assets:

	0.725 0.700 0.675 0.650	% % % %	First $250 million Next $500 million Next $250 million Over $1 billion

Brighthouse Small Cap Value	0.750 0.700	% %	First $1 billion Over $1 billion

Clarion Global Real Estate	0.700 0.650 0.550	% % %	First $200 million Next $550 million Over $750 million

Trust I Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
ClearBridge Aggressive Growth	0.650 0.600 0.550 0.500	% % % %	First $500 million Next $500 million Next $1 billion Over $2 billion

Fidelity Institutional Asset Management® Government Income	0.520 0.440 0.400	% % %	First $100 million Next $400 million Over $500 million

Harris Oakmark International	0.850 0.800 0.750	% % %	First $100 million Next $900 million Over $1 billion

Invesco Balanced-Risk Allocation	0.675 0.650 0.625 0.600	% % % %	First $250 million Next $500 million Next $250 million Over $1 billion

Invesco Comstock	0.650 0.600 0.525	% % %	First $500 million Next $500 million Over $1 billion

Invesco Small Cap Growth	0.880 0.830	% %	First $500 million Over $500 million

JPMorgan Core Bond	0.550%		All Assets

JPMorgan Global Active Allocation	0.800 0.750 0.720 0.700	% % % %	First $250 million Next $250 million Next $250 million Over $750 million

JPMorgan Small Cap Value	0.800 0.775 0.750 0.725	% % % %	First $100 million Next $400 million Next $500 million Over $1 billion

Loomis Sayles Global Markets	0.700 0.650 0.600	% % %	First $500 million Next $500 million Over $1 billion

MetLife Multi-Index Targeted Risk	0.070 0.060 0.050	% % %	Fees on the Portfolio’s Investments in Underlying Portfolios: First $500 million Next $500 million Over $1 billion

Fees on the Portfolio’s Other Assets:

	0.500 0.485 0.470 0.450	% % % %	First $250 million Next $250 million Next $500 million Over $1 billion

Trust I Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
MFS® Research International	0.800 0.750 0.700 0.650	% % % %	First $200 million Next $300 million Next $500 million Over $1 billion

Morgan Stanley Mid Cap Growth	0.700 0.650 0.625	% % %	First $200 million Next $300 million Over $500 million

Oppenheimer Global Equity	0.700 0.680 0.670 0.660 0.650	% % % % %	First $100 million Next $150 million Next $250 million Next $250 million Over $750 million

PanAgora Global Diversified Risk	0.650 0.640 0.630 0.600	% % % %	First $250 million Next $500 million Next $250 million Over $1 billion

PIMCO Inflation Protected Bond	0.500 0.450	% %	First $1.2 billion Over $1.2 billion

PIMCO Total Return	0.500 0.475	% %	First $1.2 billion Over $1.2 billion

Schroders Global Multi-Asset	0.680 0.660 0.640 0.620 0.600	% % % % %	First $100 million Next $150 million Next $500 million Next $750 million Over $1.5 billion

SSGA Growth and Income ETF	0.330 0.300	% %	First $500 million Over $500 million

SSGA Growth ETF	0.330 0.300	% %	First $500 million Over $500 million

TCW Core Fixed Income	0.550%		All Assets

T. Rowe Price Large Cap Value(a)	0.570%		All Assets

T. Rowe Price Mid Cap Growth	0.750%		All Assets

Victory Sycamore Mid Cap Value Portfolio	0.700 0.650 0.625	% % %	First $200 million Next $300 million Over $500 million

Wells Capital Management Mid Cap Value	0.750 0.700	% %	First $200 million Over $200 million

(a)

With respect to T. Rowe Price Large Cap Value, 0.750% of the first $50 million of the Portfolio’s average daily net assets plus 0.700% of such assets over $50 million up to $100 million; provided that if such assets are over $100 million up to $200 million, then 0.650% of the first $200 million of such assets; provided that if such assets are over $200 million up to $500 million, then 0.620% of the first $500 million of such assets; provided that if such assets are over $500 million up to $1 billion, then 0.595% of the first $500 million of such assets plus 0.570% of such assets over $500 million up to $1 billion; provided that if such assets are over $1 billion, then 0.570% of all such assets. If the assets of the Portfolio cross a threshold in reverse (i.e., decline below a threshold), then the absolute dollar fee payable by the Portfolio to the Adviser shall not be more than the minimum fee payable at the immediately higher threshold. When the Portfolio’s assets cross a threshold in reverse, the fee payable to the Adviser shall be calculated according to the following: when the T. Rowe Price Large Cap Value Portfolio’s net assets decline below $100 million, the fee payable to the Adviser shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at 0.750% of the first $50 million of such assets plus 0.700% of such assets over $50 million up to $100 million and (2) the fee on $100 million calculated at a flat rate of 0.650%; when the T. Rowe Price Large Cap Value Portfolio’s net assets decline below $200 million but are over $100 million, the fee payable to the Adviser shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at a flat rate of 0.650% and (2) the fee on $200 million calculated at a flat rate of 0.620%; when the T. Rowe Price Large Cap Value Portfolio’s net assets decline below $500 million but are over $200 million, the fee payable to the Adviser shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at a flat rate of 0.620% and (2) the fee on $500 million calculated at a flat rate of 0.595%; when the T. Rowe Price Large Cap Value Portfolio’s net assets decline below $1 billion but are over $500 million, the fee payable to the Adviser shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at 0.595% of the first $500 million of such assets plus 0.570% of such assets over $500 million up to $1 billion and (2) the fee on $1 billion calculated at a flat rate of 0.570%.

The following table shows the amounts in management fees earned by BIA (unless otherwise indicated) for the fiscal years ended December 31, 2017, December 31, 2016, and December 31, 2015.

	Amount Earned by BIA (Unless Otherwise Indicated)
Trust I Portfolio	2017	2016	2015

AB Global Dynamic Allocation	$30,680,685	$30,592,291	$31,564,495

American Funds® Balanced Allocation	2,793,072	2,650,571	2,766,278

American Funds® Growth	—	—	—

American Funds® Growth Allocation	1,917,393	1,775,092	1,864,034

American Funds® Moderate Allocation	1,842,935	1,814,346	1,888,552

AQR Global Risk Balanced	23,056,716	23,835,999	27,298,937

BlackRock Global Tactical Strategies	48,970,076	48,879,536	51,480,160

BlackRock High Yield	4,223,202	4,088,653	4,491,939

Brighthouse/Aberdeen Emerging Markets Equity	12,825,425	12,121,181	12,699,180

Brighthouse/Artisan International	8,162,396	7,347,562	7,595,587

Brighthouse/Eaton Vance Floating Rate	4,994,194	4,898,527	5,333,905

Brighthouse/Franklin Low Duration Total Return	5,416,185	5,981,003	7,526,639

Brighthouse/Templeton International Bond	7,812,663	7,576,083	8,530,448

Brighthouse/Wellington Large Cap Research	13,706,906	12,755,311	13,295,174

Brighthouse Asset Allocation 100	1,234,817	1,167,321	1,255,397

Brighthouse Balanced Plus	28,889,582	26,069,138	26,422,673

Brighthouse Small Cap Value	7,663,039	7,443,323	8,228,565

Clarion Global Real Estate	8,818,150	8,922,795	10,320,524

	Amount Earned by BIA (Unless Otherwise Indicated)
Trust I Portfolio	2017	2016	2015
ClearBridge Aggressive Growth	$17,870,021	$17,246,505	$19,599,687

Fidelity Institutional Asset Management® Government Income	4,834,558	5,530,746	5,300,439
Harris Oakmark International	25,492,157	22,720,996	25,204,059

Invesco Balanced-Risk Allocation	10,377,934	8,820,466	8,595,690

Invesco Comstock	14,953,310	13,418,660	14,875,394

Invesco Small Cap Growth	10,225,019	9,993,298	11,862,213

JPMorgan Core Bond	13,218,880	13,370,273	15,850,919

JPMorgan Global Active Allocation	14,574,227	14,002,363	12,574,306

JPMorgan Small Cap Value	4,102,306	4,150,208	4,783,339

Loomis Sayles Global Markets	3,327,918	3,218,030	3,546,396

MetLife Multi-Index Targeted Risk	3,269,893	2,854,711	2,100,822

MFS® Research International	13,547,880	12,746,100	14,253,051

Morgan Stanley Mid Cap Growth	6,724,979	5,990,144	7,253,050

Oppenheimer Global Equity	9,398,247	8,333,958	8,714,976

PanAgora Global Diversified Risk	1,640,898	684,115	270,238

PIMCO Inflation Protected Bond	12,592,773	12,692,975	13,903,606

PIMCO Total Return	28,559,959	29,137,414	34,217,228

Schroders Global Multi-Asset	7,615,914	7,275,447	6,765,020

SSGA Growth and Income ETF	8,011,851	7,996,533	8,704,664

SSGA Growth ETF	2,990,447	2,851,124	3,128,020

TCW Core Fixed Income	12,248,433	11,760,458	6,953,253	(1)

T. Rowe Price Large Cap Value	19,530,487	18,130,375	20,003,467

T. Rowe Price Mid Cap Growth	12,944,775	11,985,374	12,933,872

Victory Sycamore Mid Cap Value	7,118,850	7,056,352	8,248,382

Wells Capital Management Mid Cap Value	3,842,189	3,997,088	4,987,906

(1)	For the period 5/1/15 through 12/31/15.

Management Fee Waivers for the Trust I Portfolios

Any contractual or voluntary management fee waiver applicable to a Trust I Portfolio is described in the Prospectus for the relevant Portfolio. More information regarding voluntary management fee waivers for certain Portfolios is included below.

With respect to all of the Portfolios managed by T. Rowe Price Associates, Inc. (“T. Rowe Price”), including T. Rowe Price Large Cap Value Portfolio and T. Rowe Price Mid Cap Growth Portfolio, T. Rowe Price has agreed to a voluntary subadvisory fee waiver that applies if (1) assets under management by T. Rowe Price for Trust I and Trust II in the aggregate exceed $750 million and (2) T. Rowe Price advises three or more portfolios of Trust I and Trust II in the aggregate. The Adviser has voluntarily agreed to reduce its management fee for each of the Portfolios managed by T. Rowe Price, including T. Rowe Price Large Cap Value Portfolio and T. Rowe Price Mid Cap Growth Portfolio, by the amount waived, if any, by T. Rowe Price pursuant to the foregoing voluntary subadvisory fee waiver. These voluntary waivers are not contractual and can be discontinued by T. Rowe Price and the Adviser at any time.

The subadvisory fee waiver schedule for the period January 1 through December 31, 2017 was:

Percentage Fee Waiver	Combined Assets
0.0%	First $750 million
5.0%	Next $750 million
7.5%	Next $1.5 billion
10.0%	Excess over $3 billion

The following table shows the amounts of management fees waived by BIA for the following fiscal years ended December 31, 2017, December 31, 2016, and December 31, 2015.

Trust I Portfolio	2017	2016	2015

AB Global Dynamic Allocation	$888,014	$885,485	$946,728

American Funds® Balanced Allocation	—	—	—

American Funds® Growth	—	—	—

American Funds® Growth Allocation	—	—	—

American Funds® Moderate Allocation	—	—	—

AQR Global Risk Balanced	353,788	405,733	636,596

BlackRock Global Tactical Strategies	2,743,395	2,406,573	2,646,630

BlackRock High Yield	577	9,469	28,592

Brighthouse/Aberdeen Emerging Markets Equity	749,998	750,000	250,000

Brighthouse/Artisan International	—	—	—

Brighthouse/Eaton Vance Floating Rate	—	—	—

Brighthouse/Franklin Low Duration Total Return	283,329	240,660	283,247

Brighthouse/Templeton International Bond	60,422	4,840	—

Brighthouse/Wellington Large Cap Research	1,820,355	1,714,326	1,738,572

Brighthouse Asset Allocation 100	—	—	—

Brighthouse Balanced Plus	545,805	450,913	459,434

Brighthouse Small Cap Value	85,696	46,879	52,611

Clarion Global Real Estate	—	—	—

ClearBridge Aggressive Growth	563,302	137,208	179,984

Trust I Portfolio	2017	2016	2015

Fidelity Institutional Asset Management® Government Income	$—	$2,460	$—

Harris Oakmark International	581,405	489,033	571,802

Invesco Balanced-Risk Allocation	595,840	426,772	426,673

Invesco Comstock	801,453	432,730	571,466

Invesco Small Cap Growth	441,777	250,000	250,000

JPMorgan Core Bond	3,180,501	3,160,246	3,746,581

JPMorgan Global Active Allocation	1,098,530	894,812	792,808

JPMorgan Small Cap Value	528,466	524,951	588,334

Loomis Sayles Global Markets	—	—	—

MetLife Multi-Index Targeted Risk	—	—	—

MFS® Research International	1,202,335	1,140,085	1,176,393

Morgan Stanley Mid Cap Growth	194,998	104,700	100,000

Oppenheimer Global Equity	1,455,649	987,006	869,429

PanAgora Global Diversified Risk	—	—	—

PIMCO Inflation Protected Bond	486,094	171,832	239,089

PIMCO Total Return	2,633,248	2,035,517	2,570,234

Schroders Global Multi-Asset	18,277	—	—

SSGA Growth and Income ETF	—	—	—

SSGA Growth ETF	—	—	—

TCW Core Fixed Income(1)	3,053,976	2,886,709	1,641,731

T. Rowe Price Large Cap Value	1,641,253	934,552	875,855

T. Rowe Price Mid Cap Growth	718,593	653,260	717,195

Victory Sycamore Mid Cap Value	374,821	225,000	225,000

Wells Capital Management Mid Cap Value	333,035	78,028	—

(1)	For the period 5/1/15 through 12/31/15.

Trust I’s Expenses and Expense Limitation Agreement

Each Trust I Portfolio pays all expenses not borne by the Adviser or its subadviser, including, but not limited to, the charges and expenses of each Portfolio’s custodian, independent registered public accounting firm and legal counsel for Trust I and its Independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and preparing, printing and mailing prospectuses and reports to shareholders, dues for membership in the Investment Company Institute, and the compensation of Trustees of Trust I who are not directors or trustees, officers or employees of the Adviser or its affiliates, other than affiliated registered investment companies. All general Trust I expenses are allocated among and charged to the assets of the Portfolios of Trust I on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio.

As of May 1, 2018, BIA has not entered into any contractual expense limitation agreements with respect to the Trust I Portfolios. Previously, BIA had contractually agreed, for the period May 1, 2017 through April 30, 2018, to waive fees or pay all expenses (other than Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses) so as to limit certain of the Trust I Portfolio’s Net Operating Expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest, other expenditures which are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses) (“Deferred Expenses”). These Deferred Expenses are subject to a Portfolio’s obligation to repay BIA in future years, if any, when the relevant Portfolio’s expenses for the applicable Class fall below the expense limit that was in effect at the time that the Deferred Expenses were incurred. Such Deferred Expenses may be charged to a Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time that the Deferred Expenses were incurred. The Portfolio is not obligated to repay such expenses more than three years after the end of the fiscal year in which the Deferred Expenses were incurred. The expense limits that are in effect through April 30, 2018 as a percentage of each class of a Portfolio’s average daily net assets are as follows:

	Expense Limit Agreement
Trust I Portfolio	Class A	Class B	Class E

PanAgora Global Diversified Risk	N/A	1.30%	N/A

These Deferred Expenses do not include portfolio brokerage commissions, which are not deducted from the Trust I Portfolio’s assets in the same manner as other charges and expenses; rather, brokerage commissions are part of the purchase price paid for portfolio securities and reduce the proceeds received on the sale of portfolio securities.

The following table shows the Deferred Expenses for the fiscal years ended December 31, 2017, December 31, 2016, and December 31, 2015.

Trust I Portfolio	2017	2016	2015

PanAgora Global Diversified Risk	—	—	$85,165

The following table shows the amounts repaid by the Portfolios to BIA for the fiscal years ended December 31, 2017, December 31, 2016, and December 31, 2015.

Trust I Portfolio	2017	2016	2015

PanAgora Global Diversified Risk	$174,819	$142,277	—

Trust II’s Advisory Agreements

Pursuant to separate advisory agreements (the “Advisory Agreements”), BIA has agreed to manage the investment and reinvestment of assets of each Trust II Portfolio. BIA has delegated for each Trust II Portfolio (other than the Trust II Allocation Portfolios) certain of these responsibilities, including responsibility for determining what investments such Portfolio should purchase, hold or sell and directing all trading for the Portfolio’s account, to subadvisers under subadvisory agreements described below. BIA is responsible for overseeing the Trust II Portfolios’ subadvisers and for making recommendations to the Board of Trustees of Trust II relating to, as necessary, hiring and replacing subadvisers to the Portfolios.

For the Trust II Allocation Portfolios, BIA is responsible for determining the asset allocation range for the Portfolio and establishing specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, BIA’s investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio.

Advisory services are provided to the Trust II Portfolios subject to the supervision and direction of Trust II’s Trustees. Each Advisory Agreement also provides that the Adviser shall pay the expenses of Trust II relating to maintaining the staff and personnel, and providing the equipment, office space and facilities, necessary to perform the Advisers’ obligations under the advisory agreements and supervise and oversee the administrative services provided to the Portfolios by the third-party administrator. BIA, and not the Trust II Portfolios, pays the fees of the Trust II Portfolios’ subadvisers.

Trust II pays the Adviser compensation at the annual percentage rates of the corresponding levels of that Trust II Portfolio’s average daily net asset values, subject to any fee reductions or deferrals as described below in the section entitled “Trust II’s Expenses and Expense Limitation Agreement” and described below in the section entitled “Advisory Fee Waivers for the Trust II Portfolios.” Each Trust II Portfolio allocates and pays advisory fees among its constituent classes based on the aggregate daily net asset values of each such class.

As compensation for the services it receives under the Advisory Agreements, Trust II pays the Adviser a monthly fee at the following annual rates of each Portfolio’s average daily net assets:

Trust II Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
Baillie Gifford International Stock	0.860 0.800 0.750	% % %	First $500 million Next $500 million Over $1 billion

BlackRock Bond Income	0.400 0.350 0.300 0.250	% % % %	First $1 billion Next $1 billion Next $1 billion Over $3 billion

BlackRock Capital Appreciation	0.730 0.650	% %	First $1 billion Over $1 billion

BlackRock Ultra-Short Term Bond	0.350 0.300	% %	First $1 billion Over $1 billion

Brighthouse/Artisan Mid Cap Value	0.820 0.780	% %	First $1 billion Over $1 billion

Brighthouse/Dimensional International Small Company	0.850 0.800	% %	First $100 million Over $100 million

Brighthouse/Wellington Balanced	0.500 0.450 0.400	% % %	First $500 million Next $500 million Over $1 billion

Brighthouse/Wellington Core Equity Opportunities	0.750 0.700 0.650	% % %	First $1 billion Next $2 billion Over $3 billion

Brighthouse Asset Allocation 20	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

Trust II Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels

Brighthouse Asset Allocation 40	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

Brighthouse Asset Allocation 60	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

Brighthouse Asset Allocation 80	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

Frontier Mid Cap Growth	0.750 0.700 0.650	% % %	First $500 million Next $500 million Over $1 billion

Jennison Growth	0.700 0.650 0.600 0.550	% % % %	First $200 million Next $300 million Next $1.5 billion Over $2 billion

Loomis Sayles Small Cap Core	0.900 0.850	% %	First $500 million Over $500 million

Loomis Sayles Small Cap Growth	0.900 0.850	% %	First $500 million Over $500 million

MetLife Aggregate Bond Index	0.250%		All Assets

MetLife Mid Cap Stock Index	0.250%		All Assets

MetLife MSCI EAFE® Index	0.300%		All Assets

MetLife Russell 2000® Index	0.250%		All Assets

MetLife Stock Index	0.250%		All Assets

MFS® Total Return	0.600 0.550 0.500	% % %	First $250 million Next $500 million Over $750 million

MFS® Value(a)	0.700 0.650 0.600	% % %	First $250 million Next $500 million Over $750 million

Neuberger Berman Genesis	0.850 0.800 0.750	% % %	First $500 million Next $500 million Over $1 billion

T. Rowe Price Large Cap Growth	0.650 0.600	% %	First $50 million Over $50 million

T. Rowe Price Small Cap Growth	0.550 0.500 0.450	% % %	First $100 million Next $300 million Over $400 million

Trust II Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels

VanEck Global Natural Resources	0.800 0.775 0.750	% % %	First $250 million Next $750 million Over $1 billion

Western Asset Management Strategic Bond Opportunities	0.650 0.550	% %	First $500 million Over $500 million

Western Asset Management U.S. Government	0.550 0.450	% %	First $500 million Over $500 million

(a)

Prior to April 30, 2018, the advisory fee rate for MFS® Value was at the annual rate of 0.750% of the first $250 million of the Portfolio’s average daily net assets, 0.700% of the next $2.25 billion, 0.675% of the next $2.5 billion, and 0.650% of such assets over $5 billion.

The following tables shows the amounts in advisory fees earned by BIA (unless otherwise indicated) for the fiscal years ended December 31, 2017, December 31, 2016, and December 31, 2015.

	Amount Earned by BIA (Unless Otherwise Indicated)
Trust II Portfolio	2017	2016	2015

Baillie Gifford International Stock	$14,314,340	$13,431,329	$14,696,062

BlackRock Bond Income	12,675,893	12,590,207	13,400,400

BlackRock Capital Appreciation	12,754,417	12,018,041	13,415,938

BlackRock Ultra-Short Term Bond	3,176,432	3,682,609	4,002,311

Brighthouse/Artisan Mid Cap Value	9,224,370	9,149,788	10,671,265

Brighthouse/Dimensional International Small Company	5,750,034	5,321,293	5,738,269

Brighthouse/Wellington Balanced	5,871,533	5,701,599	6,068,912

Brighthouse/Wellington Core Equity Opportunities	28,704,554	26,928,874	26,579,438

Brighthouse Asset Allocation 20	608,886	642,351	641,904

Brighthouse Asset Allocation 40	3,720,582	3,890,199	4,334,734

Brighthouse Asset Allocation 60	7,608,321	7,535,844	8,306,070

Brighthouse Asset Allocation 80	6,014,234	5,760,385	6,385,901

Frontier Mid Cap Growth	8,544,398	8,029,498	8,673,891

Jennison Growth	16,743,961	15,628,691	17,367,438

Loomis Sayles Small Cap Core	4,154,250	3,806,996	4,196,524

Loomis Sayles Small Cap Growth	3,266,636	3,127,503	3,726,391

MetLife Aggregate Bond Index	6,743,419	6,661,833	6,043,028

MetLife Mid Cap Stock Index	2,788,950	2,437,520	2,403,173

MetLife MSCI EAFE® Index	3,296,573	2,975,114	3,016,043

	Amount Earned by BIA (Unless Otherwise Indicated)
Trust II Portfolio	2017	2016	2015

MetLife Russell 2000® Index	$2,381,418	$2,085,793	$2,227,132

MetLife Stock Index	17,126,171	15,725,187	16,214,027

MFS® Total Return	4,865,140	4,815,711	5,177,730

MFS® Value	22,731,024	21,207,964	22,569,810

Neuberger Berman Genesis	9,590,331	9,477,130	10,885,190

T. Rowe Price Large Cap Growth	14,587,041	13,300,371	14,207,875

T. Rowe Price Small Cap Growth	6,492,881	5,785,892	6,197,916

VanEck Global Natural Resources	7,948,095	8,100,047	8,202,233

Western Asset Management Strategic Bond Opportunities	19,751,754	15,812,476	7,874,901

Western Asset Management U.S. Government	10,365,584	10,661,011	11,964,383

Advisory Fee Waivers for the Trust II Portfolios

Any contractual or voluntary management fee waiver applicable to a Trust II Portfolio is described in the Prospectus for the relevant Portfolio. More information regarding voluntary management fee waivers for certain Portfolios is included below.

With respect to all of the Portfolios managed by T. Rowe Price, including T. Rowe Price Large Cap Growth Portfolio and T. Rowe Price Small Cap Growth Portfolio, T. Rowe Price has agreed to a voluntary subadvisory fee waiver that applies if (1) assets under management by T. Rowe Price for Trust II and Trust I in the aggregate exceed $750 million and (2) T. Rowe Price advises three or more portfolios of Trust II and Trust I in the aggregate. The Adviser has voluntarily agreed to reduce its management fee for each of the Portfolios managed by T. Rowe Price, including T. Rowe Price Large Cap Growth Portfolio and T. Rowe Price Small Cap Growth Portfolio, by the amount waived, if any, by T. Rowe Price pursuant to the foregoing voluntary subadvisory fee waiver. These voluntary waivers are not contractual and can be discontinued by T. Rowe Price and the Adviser at any time.

The subadvisory fee waiver schedule for the period January 1 through December 31, 2017 was:

Percentage Fee Waiver	Combined Assets
0.0%	First $750 million
5.0%	Next $750 million
7.5%	Next $1.5 billion
10.0%	Excess over $3 billion

The following table shows the amounts of advisory fees waived by BIA for the following fiscal years ended December 31, 2017, December 31, 2016, and December 31, 2015.

Trust II Portfolio	2017	2016	2015
Baillie Gifford International Stock	$2,207,868	$2,031,266	$2,284,212

BlackRock Bond Income	—	—	—

BlackRock Capital Appreciation	1,705,227	991,846	1,064,548

BlackRock Ultra-Short Term Bond	226,888	249,554	1,465,319

Trust II Portfolio	2017	2016	2015

Brighthouse/Artisan Mid Cap Value	$—	$—	$—

Brighthouse/Dimensional International Small Company	50,000	50,000	50,000

Brighthouse/Wellington Balanced	402,164	370,083	405,146

Brighthouse/Wellington Core Equity Opportunities	5,969,676	5,606,110	5,509,865

Brighthouse Asset Allocation 20	—	—	—

Brighthouse Asset Allocation 40	—	—	—

Brighthouse Asset Allocation 60	—	—	—

Brighthouse Asset Allocation 80	—	—	—

Frontier Mid Cap Growth	237,715	257,459	111,507

Jennison Growth	2,239,122	1,926,900	2,179,809

Loomis Sayles Small Cap Core	361,583	323,000	366,280

Loomis Sayles Small Cap Growth	312,959	297,500	364,044

MetLife Aggregate Bond Index	229,605	224,710	187,582

MetLife Mid Cap Stock Index	36,558	24,433	23,063

MetLife MSCI EAFE® Index	34,886	25,218	26,184

MetLife Russell 2000® Index	22,628	16,716	19,543

MetLife Stock Index	852,570	768,511	797,842

MFS® Total Return	—	—	—

MFS® Value	4,693,007	4,128,917	4,481,988

Neuberger Berman Genesis	125,000	125,000	125,000

T. Rowe Price Large Cap Growth	1,531,610	941,468	1,030,703

T. Rowe Price Small Cap Growth	309,629	271,905	295,643

VanEck Global Natural Resources	120,248	120,399	119,456

Western Asset Management Strategic Bond Opportunities	2,025,239	1,547,588	570,446

Western Asset Management U.S. Government	288,470	301,600	359,528

Trust II’s Expenses and Expense Limitation Agreement

Each Trust II Portfolio pays all expenses not borne by the Adviser or its subadviser, including, but not limited to, the charges and expenses of each Portfolio’s custodian, independent registered public accounting firm and legal counsel for Trust II and its Independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and preparing, printing and mailing prospectuses and reports to shareholders, dues for membership in the Investment Company Institute, and the compensation of Trustees of Trust II who are not directors or trustees, officers or employees of the Adviser or its affiliates, other than affiliated registered investment companies. All general Trust II expenses are allocated among and charged to the assets of the Portfolios of Trust II on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio.

Pursuant to an expense agreement relating to certain of the Portfolios, the Adviser has agreed, from April 30, 2018 through April 30, 2019 to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including acquired fund fees and expenses, brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed stated annual expense limits (based on a Portfolio’s then-current fiscal year, which limits vary from Portfolio to Portfolio). For each Portfolio set forth below, this subsidy, and similar subsidies in effect in earlier periods, are subject to the obligation of each class of such Portfolios to repay the Adviser in future years, if any, when a class’ expenses fall below the stated expense limit pertaining to that class that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to a class in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the class’ stated expense limit that was in effect at the time of the subsidy in question; provided, however, that no class of a Portfolio is obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred. The current expense limits as a percentage of each class of a Portfolio’s average daily net assets are as follows:

	Expense Limit Agreement
Trust II Portfolio	Class A	Class B
Brighthouse Asset Allocation 20	0.10%	0.35%

These Deferred Expenses do not include portfolio brokerage commissions, which are not deducted from the Trust II Portfolio’s assets in the same manner as other charges and expenses; rather, brokerage commissions are part of the purchase price paid for portfolio securities and reduce the proceeds received on the sale of portfolio securities.

The following table shows the amounts waived and/or reimbursed by BIA to the following Portfolio(s) for the fiscal years ended December 31, 2017, December 31, 2016, and December 31, 2015.

Trust II Portfolio	2017	2016	2015
Brighthouse Asset Allocation 20	$143,509	$120,106	$99,092

Subadvisory Arrangements for Trust I and Trust II

The Adviser has delegated to certain subadvisers the responsibility for continuously providing an investment program for certain of the Trust I Portfolios and Trust II Portfolios. The following table lists the relevant Portfolios and the corresponding subadviser for each such Portfolio.

Portfolio	Subadviser
AB Global Dynamic Allocation*	AllianceBernstein L.P.
AQR Global Risk Balanced*	AQR Capital Management, LLC
Baillie Gifford International Stock+	Baillie Gifford Overseas Limited
BlackRock Bond Income+	BlackRock Advisors, LLC
BlackRock Capital Appreciation+	BlackRock Advisors, LLC
BlackRock Global Tactical Strategies*	BlackRock Financial Management, Inc.
BlackRock High Yield*	BlackRock Financial Management, Inc.
BlackRock Ultra-Short Term Bond+	BlackRock Advisors, LLC
Brighthouse/Aberdeen Emerging Markets Equity*	Aberdeen Asset Managers Limited
Brighthouse/Artisan International*	Artisan Partners Limited Partnership
Brighthouse/Artisan Mid Cap Value+	Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company+	Dimensional Fund Advisors LP

Portfolio	Subadviser
Brighthouse/Eaton Vance Floating Rate*	Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return*	Franklin Advisers, Inc.
Brighthouse/Templeton International Bond*	Franklin Advisers, Inc.
Brighthouse/Wellington Balanced+	Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities+	Wellington Management Company LLP
Brighthouse/Wellington Large Cap Research*	Wellington Management Company LLP
Brighthouse Balanced Plus (Overlay Portion)*	Pacific Investment Management Company LLC
Brighthouse Small Cap Value*	Delaware Investments Fund Advisers Wells Capital Management Incorporated
Clarion Global Real Estate*	CBRE Clarion Securities LLC
ClearBridge Aggressive Growth*	ClearBridge Investments, LLC
Fidelity Institutional Asset Management® Government Income*	FIAM LLC
Frontier Mid Cap Growth+	Frontier Capital Management Company, LLC
Harris Oakmark International*	Harris Associates L.P.
Invesco Balanced-Risk Allocation*	Invesco Advisers, Inc.
Invesco Comstock*	Invesco Advisers, Inc.
Invesco Small Cap Growth*	Invesco Advisers, Inc.
Jennison Growth+	Jennison Associates LLC
JPMorgan Core Bond*	J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation*	J.P. Morgan Investment Management Inc.
JPMorgan Small Cap Value*	J.P. Morgan Investment Management Inc.
Loomis Sayles Global Markets*	Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Core+	Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth+	Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index+	MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index+	MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index+	MetLife Investment Advisors, LLC
MetLife Multi-Index Targeted Risk (Overlay Portion)*	MetLife Investment Advisors, LLC
MetLife Russell 2000® Index+	MetLife Investment Advisors, LLC
MetLife Stock Index+	MetLife Investment Advisors, LLC
MFS® Research International*	Massachusetts Financial Services Company
MFS® Total Return+	Massachusetts Financial Services Company
MFS® Value+	Massachusetts Financial Services Company
Morgan Stanley Mid Cap Growth*	Morgan Stanley Investment Management Inc.
Neuberger Berman Genesis+	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Equity*	OppenheimerFunds, Inc.
PanAgora Global Diversified Risk*	PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond*	Pacific Investment Management Company LLC
PIMCO Total Return*	Pacific Investment Management Company LLC
Schroders Global Multi-Asset *	Schroder Investment Management North America Inc.(a)
SSGA Growth and Income ETF*	SSGA Funds Management, Inc.
SSGA Growth ETF*	SSGA Funds Management, Inc.
TCW Core Fixed Income*	TCW Investment Management Company LLC
T. Rowe Price Large Cap Growth+	T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value*	T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth*	T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth+	T. Rowe Price Associates, Inc.
VanEck Global Natural Resources+	Van Eck Associates Corporation
Victory Sycamore Mid Cap Value*	Victory Capital Management Inc.
Wells Capital Management Mid Cap Value*	Wells Capital Management Incorporated

Portfolio	Subadviser
Western Asset Management Strategic Bond Opportunities+	Western Asset Management Company(b)
Western Asset Management U.S. Government+	Western Asset Management Company

*	Denotes Trust I Portfolio

+	Denotes Trust II Portfolio

(a)	Schroder Investment Management North America Inc. has retained Schroder Investment Management North America Ltd. to provide investment sub-advisory services to it in connection with the management of the Portfolio.

(b)	As described below, in connection with Western Asset’s service as subadviser to Western Asset Management Strategic Bond Opportunities, Western Asset may delegate to its affiliate, Western Asset Management Company Limited (“Western Asset Limited”), any of its responsibilities with respect to transactions in foreign currencies and debt securities denominated in foreign currencies. As compensation to Western Asset Limited, Western Asset will compensate Western Asset Limited from any fees paid to Western Asset by the Adviser in proportion to the assets delegated to Western Asset Limited.

Ownership Information for the Subadvisors to Trust I and Trust II

Aberdeen Asset Managers Limited (“Aberdeen”), located at Bow Bells House, 1 Bread Street, London, England, EC4M9HH, is a wholly-owned subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which has its registered offices at 10 Queen’s Terrace, Aberdeen, Scotland AB10 1YG. As of August 14, 2017, Aberdeen PLC became a direct subsidiary of Standard Life plc as a result of a merger of the two companies. The combined company changed its name to Standard Life Aberdeen plc. Standard Life Aberdeen plc, its affiliates and its subsidiaries provide asset management and investment solutions for clients and customers worldwide and also has a strong position in the pensions and savings market. The asset management business of Standard Life Aberdeen plc, its affiliates and subsidiaries is referred to herein as “Aberdeen Standard Investments.”

AllianceBernstein L.P. is a Delaware limited partnership located at 1345 Avenue of the Americas, New York, New York 10105. Approximately 64% of the equity in AllianceBernstein is owned by AXA, a global financial services company based in France.

AQR Capital Management, LLC (“AQR”) is a Delaware limited liability company located at Two Greenwich Plaza, Greenwich, Connecticut 06830. AQR is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of AQR. Clifford S. Asness may be deemed to control AQR through his voting control of the Board of Members of AQR Holdings.

Artisan Partners Limited Partnership (“Artisan Partners”) was organized in 1994. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP. Artisan Partners Holdings LP is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc. (“APAM”), a publicly-traded Delaware corporation. Artisan Partners’ principal address is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin, 53202.

Baillie Gifford Overseas Limited (“Baillie Gifford”) is a wholly-owned subsidiary of Baillie Gifford & Co., which is controlled by its partners working within the firm. Both Baillie Gifford and Baillie Gifford & Co. are authorized and regulated in the United Kingdom by the Financial Conduct Authority. The principal address of Baillie Gifford is Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland.

BlackRock Advisors, LLC, located at 55 East 52nd Street, New York, New York 10055, is an indirect wholly-owned subsidiary of BlackRock, Inc., which is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. BlackRock, Inc. and its global subsidiaries provide investment management and risk management services.

BlackRock Financial Management, Inc., located at 55 East 52nd Street, New York, New York 10055, is an indirect wholly-owned subsidiary of BlackRock, Inc., which is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. BlackRock, Inc. and its global subsidiaries provide investment management and risk management services.

CBRE Clarion Securities LLC’s (“CBRE Clarion”) is a Delaware limited liability company whose earliest predecessor firm was founded in 1969. CBRE Clarion is a majority-owned subsidiary of CBRE Group, Inc. CBRE Clarion’s principal address is 201 King of Prussia Road, Radnor, Pennsylvania 19087. CBRE Clarion is in the business of providing investment management services to institutional client accounts.

ClearBridge Investments, LLC (“ClearBridge”), located at 620 Eighth Avenue, New York, New York 10018, is an investment advisor that succeeded the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc.

Delaware Investments Fund Advisers (“Delaware Investments”) is located at 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware Investments is a series of Macquarie Investment Management Business Trust, which is a subsidiary of Macquarie Management Holdings, Inc. (“MMHI”). MMHI is a wholly-owned subsidiary of Macquarie Group Limited.

Dimensional Fund Advisors LP (“Dimensional”) was originally organized as “Dimensional Fund Advisors Inc.,” a Delaware corporation in May 1981, and in November 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is controlled and operated by Dimensional Holdings, Inc., a Delaware corporation. Dimensional is engaged in the business of providing investment management services. Dimensional is headquartered at 6300 Bee Cave Road, Building One, Austin, Texas, 78746.

Eaton Vance Management (“Eaton Vance”) is a wholly-owned subsidiary of Eaton Vance Corp. Eaton Vance and its affiliates provide asset management services on behalf of mutual funds, institutional clients and individuals. Eaton Vance is located at Two International Place, Boston Massachusetts 02110.

FIAM LLC (“FIAM”) has primary responsibility for choosing investments for the Fidelity Institutional Asset Management® Government Income Portfolio. FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FIAM. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC. FIAM is located at 900 Salem Street Smithfield, Rhode Island 02917.

Franklin Advisers, Inc. (“Franklin Advisers”) is a California corporation located at One Franklin Parkway, San Mateo, California 94403. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Resources, Inc.

Frontier Capital Management Company, LLC, located at 99 Summer Street, Boston, Massachusetts 02110, was founded in 1980, and since 2000 has been a Delaware limited liability company with senior professionals of the firm sharing ownership with Affiliated Managers Group, Inc.

Harris Associates L.P. (“Harris”) is a Delaware limited partnership managed by Harris Associates, Inc. (“HAI”). Harris and HAI are wholly-owned subsidiaries of Natixis Investment Managers, L.P., an indirect subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Investment Managers is owned by Natixis, a French investment banking and financial services firm that is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. Together with its predecessor firms, Harris has advised and managed mutual funds since 1970. Harris is located at 111 S. Wacker Drive, Suite 4600, Chicago, Illinois 60606.

Invesco Advisers, Inc. (“Invesco”) as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Today, Invesco advises or manages investment portfolios encompassing a broad range of investment objectives. Invesco is an indirect, wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. The principal address for Invesco is 1555 Peachtree Street, N.E. Atlanta Georgia 30309.

J.P. Morgan Investment Management Inc. (“JPMIM”) is a Delaware corporation located at 270 Park Avenue, New York, New York 10017. JPMIM is an indirect wholly-owned subsidiary of JPMorgan Chase & Co.

Jennison Associates LLC (including its predecessor, Jennison Associates Capital Corp.) (“Jennison”) was founded in 1969. Jennison, located at 466 Lexington Avenue, New York, New York 10017, provides investment management services primarily to corporations, trusteed pension and profit-sharing plans, charitable organizations, endowments, insurance separate accounts, affiliated and third-party mutual funds, other commingled funds and individually managed accounts for managed account programs sponsored by broker dealers. Jennison is a wholly-owned subsidiary of PGIM, Inc., which is a wholly-owned subsidiary of PGIM Holding Company LLC, which is a wholly-owned subsidiary of Prudential Financial, Inc. Jennison is organized under the laws of Delaware as a single member limited liability company.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”), is a limited partnership whose general partner, Loomis, Sayles & Company, Incorporated, is a wholly-owned subsidiary of Natixis Investment Managers, L.P. (“Natixis LP”). Natixis LP is part of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Investment Managers is ultimately owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The principal address for Loomis Sayles is One Financial Center, Boston Massachusetts 02111.

Massachusetts Financial Services Company (“MFS”) and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company). The principal address for MFS is 111 Huntington Avenue, Boston, Massachusetts 02199.

MetLife Investment Advisors, LLC (“MLIA”) is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. MLIA also manages investment assets for certain affiliated companies and other entities. MLIA is an affiliated person of the MetLife Insurance Companies, some or all of which may be an affiliated person of a Portfolio through ownership of 5% or more of a Portfolio’s shares. See “Control Persons and Principal Holders of the Shares of Trust I” and “Control Persons and Principal Holders of the Shares

of Trust II” under the section “Description of the Trusts.” MLIA is located at One MetLife Way, Whippany, New Jersey 07981.

Morgan Stanley Investment Management, Inc. (“MSIM”), is located at 522 Fifth Avenue, New York, New York 10036. MSIM is a Delaware corporation and is a wholly-owned subsidiary of Morgan Stanley.

Neuberger Berman Investment Advisers LLC, located at 1290 Avenue of the Americas, New York, New York 10104, along with its predecessor firms and affiliates, have been managing money since 1939 and have specialized in the management of mutual funds since 1950.

OppenheimerFunds, Inc. (“Oppenheimer”) is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization. Oppenheimer is located at 225 Liberty Street, New York, New York 10281.

Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE. The principal address for PIMCO is 650 Newport Center Drive, Newport Beach, California 92660.

PanAgora Asset Management, Inc. is a Delaware corporation located at 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210. The firm was founded in 1989, and is jointly owned by Power Financial Corporation, Nippon Life Insurance Company, and certain key employees.

SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Global Advisors, Inc., which is itself a wholly-owned subsidiary of State Street Corporation, a publicly held financial holding company. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation. The principal address for SSGA FM is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Schroder Investment Management North America Inc., (“SIMNA”) through its predecessors, has been an investment manager since 1962, and serves as investment adviser to mutual funds and a broad range of institutional investors. Schroders plc, SIMNA’s ultimate parent, is a global asset management company. SIMNA is located at 7 Bryant Park, New York, New York 10018.

TCW Investment Management Company LLC was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. The Carlyle Group, LP (“Carlyle”), a global alternative asset manager, may be deemed to be a control person of TCW by reason of its control of certain investment funds that indirectly control more than 25% of the voting stock of TCW. Carlyle also controls various other pooled investment vehicles and, indirectly, many of the portfolio companies owned by those funds.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street Baltimore, Maryland 21202, is a Maryland corporation dating back to 1937. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc.

Van Eck Associates Corporation (“VanEck”) is a Delaware corporation located at 666 Third Avenue, 9th Floor, New York, New York 10017. VanEck is a private company wholly owned by members of the van Eck family. Jan F. van Eck is a principal shareholder.

Victory Capital Management Inc. (“Victory”) is a New York corporation, located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Victory is a wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”). Victory operates as a multi-boutique asset manager comprised of multiple investment teams, referred to as “investment franchises,” each of which utilizes an independent approach to investing. Sycamore Capital is the investment franchise responsible for managing the Victory Sycamore Mid Cap Value Portfolio. As of December 31, 2017, VCH owned 100% of the outstanding voting securities of Victory, and Crestview Partners II, L.P., located at 667 Madison Avenue, 10th Floor, New York, NY 10065, and its affiliated funds (“Crestview”) owned more than 25% of the outstanding voting securities of VCH. On February 7, 2018, VCH commenced an initial public offering (“IPO”) of a newly designated class of shares of common stock, which are currently listed on the NASDAQ Global Select Market. Subsequent to the IPO, Crestview continued to hold a controlling interest in VCH.

Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.

Wells Capital Management Incorporated (“WellsCap”), headquartered at 525 Market Street, San Francisco, California 94105, is an indirect, wholly-owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services.

Western Asset Management Company (“Western Asset”) is a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company. Western Asset Management Company delegates to its affiliate, Western Asset Management Company Limited (previously defined as Western Asset Limited) any of its responsibilities with respect to transactions in foreign currencies and debt securities denominated in foreign currencies. Western Asset Limited, which acts as an investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, is a wholly-owned subsidiary of Legg Mason, Inc. The principal address for Western Asset is 385 E. Colorado Boulevard, Pasadena, California 91101.

Trust I’s Subadvisory Agreements

As noted above, BIA has delegated for certain Trust I Portfolios responsibility for making day-to-day investment decisions for the Portfolios to subadvisers. Pursuant to a subadvisory agreement (“Subadvisory Agreement”) with the Adviser, each subadviser to a Trust I Portfolio develops a plan for investing the assets of the Portfolio, selects the assets to be purchased and sold by the Portfolio, selects the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiates the payment of commissions, if any, to those broker-dealers. For these services, BIA pays each subadviser a fee based on the applicable Trust I Portfolio’s average daily net assets. The Trust I Portfolios are not responsible for the fees paid to the subadvisers.

Each Subadvisory Agreement will continue in force for an initial term of one year, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually by: (i) the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio; and (ii) the vote of a majority of the Independent Trustees of Trust I by votes cast in person at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Adviser, by the Trustees of Trust I or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days’ prior written notice to the subadviser or by the subadviser on not less than 90 days’ prior written notice to the Adviser, or upon such shorter notice as may be mutually agreed upon.

Each Subadvisory Agreement provides that the relevant subadviser shall not be subject to any liability to Trust I or the Adviser for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misconduct, bad faith, gross negligence or reckless disregard of its duties on the part of the subadviser.

Trust I relies on an exemptive order from the SEC that permits BIA to enter into a new subadvisory agreement with either a current or a new subadviser that is not an affiliate of BIA or Trust I without obtaining shareholder approval. The Trustees of Trust I must approve any new subadvisory agreements entered into in reliance on the exemptive order, and Trust I must comply with certain other conditions set forth in the order. The exemptive order also permits Trust I to continue to employ an existing unaffiliated subadviser, or to amend an existing subadvisory agreement, without shareholder approval after certain events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Trustees of Trust I. Trust I will notify shareholders of any subadviser changes and any other event of which notification is required under the exemptive order.

If required by law, and subject to the exemptive order obtained by Trust I and BIA, any amendment to a subadvisory agreement or any new subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the applicable Trust I Portfolio and by vote of a majority of the Trustees who are not interested persons of (i) Trust I or (ii) the applicable Trust I Portfolio’s investment adviser or subadviser.

The Trust I Portfolios’ Subadvisory Fee Schedules

As compensation for services provided by the subadvisers, the Adviser pays to the applicable subadviser a monthly fee at the following annual rates of each Trust I Portfolio’s average daily net assets:

Trust I Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
AB Global Dynamic Allocation	0.400 0.350 0.300 0.280 0.270 0.260	% % % % % %	First $250 million Next $250 million Next $1.5 billion Next $1.5 billion Next $1.5 billion Over $5 billion

AQR Global Risk Balanced	0.375 0.350 0.325 0.290 0.260	% % % % %	First $250 million Next $500 million Next $250 million Next $2.5 billion Over $3.5 billion

BlackRock Global Tactical Strategies(a)	0.350 0.330 0.300 0.290 0.220	% % % % %	First $1 billion Next $1.5 billion Next $2 billion Next $2 billion Over $6.5 billion

BlackRock High Yield	0.350%		All Assets

Brighthouse/Aberdeen Emerging Markets Equity(b)	0.700 0.600 0.550 0.500	% % % %	First $250 million Next $250 million Next $500 million Over $1 billion

Brighthouse/Artisan International	0.450%		All Assets

Brighthouse/Eaton Vance Floating Rate	0.300%		All Assets

Brighthouse/Franklin Low Duration Total Return(c)(d)	0.220 0.210 0.200 0.120 0.100	% % % % %	First $100 million Next $150 million Next $250 million Next $500 million Over $1 billion

Trust I Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
Brighthouse/Templeton International Bond(e)	0.300 0.280	% %	First $1 billion Over $1 billion

Brighthouse/Wellington Large Cap Research(f)	0.280 0.255 0.230 0.220	% % % %	First $500 million Next $500 million Next $1 billion Over $2 billion

Brighthouse Balanced Plus (Overlay Portion)	0.375 0.350 0.325 0.300	% % % %	First $1 billion Next $1.5 billion Next $2.5 billion Over $5 billion

Brighthouse Small Cap Value(g)	0.500 0.425 0.400	% % %	Fees on the portion of the Portfolio managed by Delaware Investments: First $250 million Next $250 million Over $500 million

Fees on the portion of the Portfolio managed by WellsCap:

	0.500 0.425 0.400	% % %	First $250 million Next $250 million Over $500 million

Clarion Global Real Estate	0.400 0.350 0.300	% % %	First $200 million Next $550 million Over $750 million

ClearBridge Aggressive Growth(h)	0.350 0.300 0.250 0.200 0.180	% % % % %	First $500 million Next $500 million Next $1 billion Next $1 billion Over $3 billion

Fidelity Institutional Asset Management® Government Income(i)	0.220 0.140 0.100 0.090	% % % %	First $100 million Next $400 million Next $800 million Over $1.3 billion

Harris Oakmark International	0.650 0.600 0.500 0.450	% % % %	First $50 million Next $50 million Next $900 million Over $1 billion

Invesco Balanced-Risk Allocation	0.375 0.350 0.325 0.300	% % % %	First $250 million Next $500 million Next $250 million Over $1 billion

Trust I Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels

Invesco Comstock	0.400 0.375 0.350 0.250 0.225	% % % % %	First $250 million Next $250 million Next $500 million Next $1 billion Over $2 billion

Invesco Small Cap Growth	0.550%		All Assets

JPMorgan Core Bond(j)	0.110%		All Assets

JPMorgan Global Active Allocation(k)	0.375 0.350 0.325 0.300	% % % %	First $1 billion Next $2 billion Next $2 billion Over $5 billion

JPMorgan Small Cap Value	0.500 0.400	% %	First $50 million Over $50 million

Loomis Sayles Global Markets	0.450 0.400 0.375 0.350	% % % %	First $250 million Next $250 million Next $500 million Over $1 billion

MetLife Multi-Index Targeted Risk (Overlay Portion)	0.200 0.185 0.170 0.150	% % % %	First $250 million Next $250 million Next $500 million Over $1 billion

MFS® Research International(l)	0.345 0.325	% %	First $2.5 billion Over $2.5 billion

Morgan Stanley Mid Cap Growth(m)	0.400 0.350 0.300	% % %	First $500 million Next $350 million Over $850 million
Oppenheimer Global Equity(n)	0.300 0.280 0.250 0.230	% % % %	First $350 million Next $450 million Next $450 million Over $1.25 billion

PanAgora Global Diversified Risk	0.350 0.340 0.330 0.300	% % % %	First $250 million Next $500 million Next $250 million Over $1 billion

PIMCO Inflation Protected Bond(o)	0.250 0.200 0.175	% % %	First $1 billion Next $1 billion Over $2 billion

PIMCO Total Return(o)(p)	0.250 0.200 0.175	% % %	First $1 billion Next $2 billion Over $3 billion

Trust I Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
Schroders Global Multi-Asset*	0.380 0.360 0.340 0.320 0.300	% % % % %	First $100 million Next $150 million Next $500 million Next $750 million Over $1.5 billion

SSGA Growth and Income ETF	0.080 0.050	% %	First $500 million Over $500 million

SSGA Growth ETF	0.080 0.050	% %	First $500 million Over $500 million

TCW Core Fixed Income	0.180 0.100 0.050	% % %	First $500 million Next $1.5 billion Over $2 billion

T. Rowe Price Large Cap Value(q)	If assets are under $100 million:
	0.500 0.450	% %	First $50 million Next $50 million

If assets are $100 million to below $200 million:
	0.400%		on all assets

If assets are $200 million to below $500 million:
	0.350%		on all assets

If assets are $500 million to below $1 billion:
	0.325 0.300	% %	on first $500 million on next $500 million
If assets are $1 billion to below $1.5 billion:
	0.300%		on all assets

If assets are $1.5 billion or above:
	0.275%		on all assets

T. Rowe Price Mid Cap Growth	0.500%		All Assets

Victory Sycamore Mid Cap Value Portfolio(r)	0.340 0.320 0.290	% % %	First $200 million Next $200 million Over $400 million

Wells Capital Management Mid Cap Value(s)	0.400 0.350 0.300	% % %	First $100 million Next $400 million Over $500 million

*	Schroder Investment Management North America Inc. pays Schroder Investment Management North America Ltd. a fee based on the Portfolio’s average daily net assets. Neither the Portfolio nor the Adviser is responsible for the fees paid to Schroder Investment Management North America Ltd.

(a)	Prior to November 1, 2017, the subadvisory fee rate for BlackRock Global Tactical Strategies was at the annual rate of 0.375% of the first $1 billion of the Portfolio’s average daily net assets, 0.350% of the next $2 billion, 0.320% of the next $2 billion and 0.290% of such assets over $5 billion.

(b)	Prior to January 1, 2016, the subadvisory fee rate for Brighthouse/Aberdeen Emerging Markets Equity was at the annual rate of 0.800% of the first $250 million of the Portfolio’s average daily net assets, 0.700% of the next $250 million, 0.550% of the next $500 million and 0.500% of such assets over $1 billion.

(c)	Prior to December 1, 2017, the subadvisory fee rate for Brighthouse/Franklin Low Duration Total Return was at the annual rate of 0.220% of the first $100 million of the Portfolio’s average daily net assets, 0.210% of the next $150 million, 0.200% of the next $250 million, 0.190% of the next $500 million, 0.170% of the next $500 million and 0.150% of such assets over $1.5 billion.

(d)	For purposes of determining the annual subadvisory fee rate, the assets of Brighthouse/Franklin Low Duration Total Return are aggregated with the assets of Brighthouse/Templeton International Bond. The aggregated assets are applied to the above schedule and the resulting effective rate is applied to the actual assets of Brighthouse/Franklin Low Duration Total Return to determine the annual subadvisory fee rate.

(e)	Prior to December 1, 2016, the subadvisory fee rate for Brighthouse/Templeton International Bond was at the annual rate of 0.300% of the Portfolio’s average daily net assets.

(f)	Prior to December 1, 2015, the subadvisory fee rate for Brighthouse/Wellington Large Cap Research was at the annual rate of 0.280% of the first $500 million of the Portfolio’s average daily net assets, 0.255% of the next $500 million and 0.230% of such assets over $1 billion.

(g)	Prior to November 1, 2017, the subadvisory fee rate paid to Delaware Investments for Brighthouse Small Cap Value was at the annual rate of 0.500% of the first $250 million of the portion of the Portfolio’s average daily net assets managed by Delaware Investments, 0.450% of the next $250 million, and 0.400% of such assets over $500 million.

(h)	Prior to December 1, 2016, the subadvisory fee rate for ClearBridge Aggressive Growth was at the annual rate of 0.350% of the first $500 million of the Portfolio’s average daily net assets, 0.300% of the next $1.35 billion, 0.250% of the next $150 million, and 0.200% of such assets over $2 billion.

(i)

Prior to January 1, 2016 the subadvisory fee rate for Fidelity Institutional Asset Management® Government Income was at the annual rate of 0.220% of the first $100 million of the Portfolio’s average daily net assets, 0.140% of the next $400 million, and 0.100% of such assets over $500 million.

(j)	Prior to November 1, 2017, the subadvisory fee rate for JPMorgan Core Bond was at the annual rate of 0.120% of all assets.

(k)	Prior to January 1, 2018, the subadvisory fee rate for JPMorgan Global Active Allocation was at the annual rate of 0.400% of the first $1 billion of the Portfolio’s average daily net assets, 0.350% of the next $2 billion, 0.330% of the next $2 billion and 0.320% of such assets over $5 billion.

(l)

Prior to February 1, 2018, the subadvisory fee rate for MFS® Research International was at the annual rate of 0.450% of the first $250 million of the Portfolio’s average daily net assets, 0.400% of the next $750 million, 0.350% of the next $1 billion, and 0.300% of such assets over $2 billion. Prior to December 1, 2015, the subadvisory fee rate for MFS® Research International was at the annual rate of 0.450% of the first $500 million of the Portfolio’s average daily net assets, 0.400% of the next $1 billion and 0.300% of such assets over $1.5 billion.

(m)	Prior to November 1, 2016, the subadvisory fee rate for Morgan Stanley Mid Cap Growth was at the annual rate of 0.400% of the first $500 million of the Portfolio’s average daily net assets and 0.350% of such assets over $500 million.

(n)

Prior to January 1, 2017, the subadvisory fee rate for Oppenheimer Global Equity was at the annual rate of 0.350% of the first $350 million of the Portfolio’s average daily net assets, 0.300% of the next $450 million, 0.250% of the next $450 million and 0.230% of such assets over $1.25 billion. Prior to January 1, 2016, the subadvisory fee rate for Oppenheimer Global Equity was at the annual rate of 0.400% of the first $350 million of the Portfolio’s average daily net assets, 0.300% of the next $450 million and 0.250% of such assets over $800 million.

(o)	Effective January 1, 2017, PIMCO will waive a portion of its subadvisory fees based on the total assets and number of portfolios subadvised by PIMCO. If PIMCO is subadvising three or more 1940 Act portfolios and managing $5.5 billion or more in assets for the Adviser, PIMCO will calculate a quarterly blended discount and apply the discount to the subadvisory fee amounts for PIMCO Total Return and PIMCO Inflation Protected Bond. The discount chart that PIMCO has agreed to is: 2.5% discount factor on the first $2.5 billion of combined PIMCO Total Return and PIMCO Inflation Protected Bond assets under management, 5.0% on the next $2.5 billion, 7.5% on the next $2.5 billion and 10.0% on such assets over $7.5 billion.

(p)	After December 31, 2017, the subadvisory fee breakpoint on assets over $3 billion only applies if PIMCO subadvised assets exceed $3 billion in the aggregate. After December 31, 2017, if such assets fall below $3 billion, then the subadvisory fee rate for PIMCO Total Return becomes 0.200% on all assets of the Portfolio over $1 billion.

(q)	Effective October 17, 2016, with respect to T. Rowe Price Large Cap Value, T. Rowe Price will provide the Adviser a transitional fee credit to eliminate any discontinuity between the fee schedules that takes effect once assets exceed fee breakpoint levels at $100 million, $200 million, $500 million, $1 billion, or $1.5 billion. A credit will apply at an asset range between approximately $83.3 million and $100 million, $175 million and $200 million, $464.3 million and $500 million, $958.3 million and $1 billion, and $1.375 billion and $1.5 billion. The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either (a) exceed $100 million, when the fee schedule of 0.400% for all average net assets would be triggered, (b) fall below a threshold of approximately $83.3 million, where the tiered fee schedule as presented above would be fully re-applied, (c) exceed $200 million, when the fee schedule of 0.350% for all average net assets would be triggered, (d) fall below a threshold of $175 million, where the flat 0.400% fee schedule would be fully re-applied, (e) exceed $500 million, when the fee schedule of 0.325% for all average net assets would be triggered, (f) fall below a threshold of approximately $464.3 million, where the flat 0.350% fee schedule would be fully re-applied, (g) exceed $ 1 billion, when the fee schedule of 0.300% for all average net assets would be triggered, (h) fall below a threshold of approximately $958.3 million, where the tiered fee schedule as presented above would be fully re-applied, (i) exceed $1.5 billion, when the fee schedule of 0.275% for all average net assets would be triggered, or (j) fall below a threshold of approximately $1.375 billion, where the flat 0.300% fee schedule would be fully re-applied. Prior to October 17, 2016, with respect to T. Rowe Price Large Cap Value, T. Rowe Price provided the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule that took effect once assets exceed fee breakpoint levels at $100 million, $200 million, $500 million or $1 billion. A credit was applied at an asset range between approximately $83.3 million and $100 million, $175 million and $200 million, $464.3 million and $500 million, and $958.3 million and $1 billion. The credit was applied against the fees assessed under the existing fee schedule and had the effect of reducing the dollar fee until assets either: (a) exceed $100 million, when the fee schedule of 0.400% for all average net assets would be triggered, but remain less than $175 million, (b) fall below a threshold of approximately $83.3 million, where the tiered fee schedule as presented above would be fully re-applied, (c) exceed $200 million, when the fee schedule of 0.350% for all average net assets would be triggered, but remain less than $464.3 million, (d) fall below a threshold of approximately $175 million, where the tiered fee schedule as presented above would be fully re-applied, (e) exceed $500 million, when the fee schedule of 0.325% for all average net assets would be triggered, but remain less than $958.3 million, (f) fall below a threshold of approximately $464.3 million, where the tiered fee schedule as presented above would be fully re-applied, (g) exceed $1 billion, when the fee schedule of 0.300% for all average net assets would be triggered, or (h) fall below a threshold of approximately $958.3 million, where the tiered fee schedule as presented above would be fully re-applied.

(r)	Prior to December 15, 2017, the subadvisory fee rate for Victory Sycamore Mid Cap Value was at the annual rate of 0.450% of the first $200 million of the Portfolio’s average daily net assets, 0.400% of the next $300 million and 0.350% of such assets over $500 million. The breakpoints applied until assets reached $750 million. When the Portfolio’s assets reached $750 million, and up to $1.4 billion, then the subadvisory fee rate for the Portfolio became 0.375% on all assets of the Portfolio. When the Portfolio’s assets exceeded $1.4 billion, the subadvisory fee breakpoints set forth in the first sentence of this paragraph applied.

(s)	Prior to June 1, 2017, the subadvisory fee rate for Wells Capital Management Mid Cap Value was the annual rate of 0.400% of the first $100 million of the Portfolio’s average daily net assets, 0.375% of the next $100 million, 0.350% of the next $300 million and 0.325% of such assets over $500 million. Prior to October 1, 2016, the subadvisory fee rate for Wells Capital Management Mid Cap Value was at the annual rate of 0.500% of the first $25 million of the Portfolio’s average daily net assets, 0.450% of the next $175 million and 0.400% of such assets over $200 million.

Subadvisory Fees Paid to the Trust I Portfolios’ Subadviser

The following table shows the fees paid with respect to the Trust I Portfolios to each subadviser (or prior subadviser) by the Adviser or current affiliates of the Adviser for the fiscal years ended December 31, 2017, December 31, 2016, and December 31, 2015.

	Amount Paid by BIA (Unless Otherwise Indicated)
Trust I Portfolio	2017	2016	2015

AB Global Dynamic Allocation	$14,702,328	$14,660,660	$15,085,519

AQR Global Risk Balanced	11,424,570	11,762,266	13,262,873

BlackRock Global Tactical Strategies	23,902,031	24,190,100	25,350,379

BlackRock High Yield	2,462,958	2,375,578	2,591,706

Brighthouse/Aberdeen Emerging Markets Equity	8,300,283	7,830,787	8,716,120

Brighthouse/Artisan International	4,897,437	4,408,537	4,557,352

Brighthouse/Eaton Vance Floating Rate	2,484,597	2,436,764	2,654,453

Brighthouse/Franklin Low Duration Total Return	1,857,632	2,104,596	2,614,903

Brighthouse/Templeton International Bond	3,845,909	3,783,201	4,265,224

Brighthouse/Wellington Large Cap Research	5,138,378	4,816,303	5,034,881

Brighthouse Balanced Plus	12,845,471	11,611,863	11,722,638

Brighthouse Small Cap Value	4,770,409	4,651,024	5,103,623

Clarion Global Real Estate	4,821,264	4,878,343	5,640,740

ClearBridge Aggressive Growth	8,153,208	8,298,874	9,314,875

Fidelity Institutional Asset Management® Government Income	1,418,640	1,590,227	1,535,110

Harris Oakmark International	15,590,295	13,927,598	15,417,436

Invesco Balanced-Risk Allocation	4,843,131	4,233,461	4,121,172

Invesco Comstock	7,444,921	7,009,783	7,634,098

Invesco Small Cap Growth	6,418,175	6,456,402	7,694,840

JPMorgan Core Bond	2,828,081	2,917,151	3,458,382

	Amount Paid by BIA (Unless Otherwise Indicated)
Trust I Portfolio	2017	2016	2015

JPMorgan Global Active Allocation	$7,411,743	$7,288,681	$6,574,653

JPMorgan Small Cap Value	2,149,655	2,183,486	2,521,114

Loomis Sayles Global Markets	2,026,668	1,963,874	2,152,011

MetLife Multi-Index Targeted Risk	942,391	812,735	597,166

MFS® Research International	7,461,750	7,030,592	7,921,638

Morgan Stanley Mid Cap Growth	3,794,990	3,473,780	4,185,708

Oppenheimer Global Equity	3,825,380	3,707,927	4,036,529

PanAgora Global Diversified Risk	883,216	368,370	145,513

PIMCO Inflation Protected Bond	5,344,017	5,702,824	6,173,625

PIMCO Total Return	11,003,028	11,874,311	13,745,821

Schroders Global Multi-Asset	4,019,345	3,861,521	3,598,075

SSGA Growth and Income ETF	1,460,308	1,457,756	1,575,777

SSGA Growth ETF	623,408	600,187	646,337

TCW Core Fixed Income	2,513,494	2,458,954	1,518,839	(1)

T. Rowe Price Large Cap Value	8,637,965	8,607,751	9,652,286

T. Rowe Price Mid Cap Growth	7,911,271	7,336,989	7,905,386

Victory Sycamore Mid Cap Value	3,986,490	4,098,812	4,814,029

Wells Capital Management Mid Cap Value	1,917,858	2,261,379	2,905,589

(1)	For the period from 5/1/15 through 12/31/15.

Trust II’s Subadvisory Agreements

As noted above, BIA has delegated for certain Trust II Portfolios responsibility for making day-to-day investment decisions for the Portfolios to subadvisers. Pursuant to a Subadvisory Agreement with the Adviser, each subadviser to a Trust II Portfolio develops a plan for investing the assets of the Portfolio, selects the assets to be purchased and sold by the Portfolio, selects the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiates the payment of commissions, if any, to those broker-dealers. For these services, BIA pays each subadviser a fee based on the applicable Trust II Portfolio’s average daily net assets. The Trust II Portfolios are not responsible for the fees paid to the subadvisers.

Each Subadvisory Agreement with respect to the Trust II Portfolios provides that it will continue in effect after an initial term of one year only if it is approved at least annually thereafter (i) by the Board of Trustees of Trust II, or by the vote of a majority of the outstanding shares of the applicable Portfolio, and (ii) by vote of a majority of those trustees who are not interested persons of Trust II or the applicable Portfolio’s investment adviser or subadviser, cast in person at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement provides that it shall terminate automatically if assigned, except as otherwise provided by any rule of, or action by, the SEC, or if the Advisory Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Adviser, by the Trustees of Trust II or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days’ prior written notice to the subadviser or by the subadviser upon 90 days’ prior written notice to the Adviser, or upon such shorter notice as may be mutually agreed upon.

Each Subadvisory Agreement provides that the relevant subadviser shall not be subject to any liability to Trust II or the Adviser in connection with the performance of its portfolio management services thereunder in the absence of willful misconduct, bad faith, reckless disregard or gross negligence of its obligations and duties under the Subadvisory Agreement.

Trust II relies on an exemptive order from the SEC that permits BIA to enter into a new subadvisory agreement with either a current or a new subadviser that is not an affiliate of BIA or Trust II without obtaining shareholder approval. The Trustees of Trust II must approve any new subadvisory agreements entered into in reliance on the exemptive order, and Trust II must comply with certain other conditions set forth in the order. The exemptive order also permits Trust II to continue to employ an existing unaffiliated subadviser, or to amend an existing subadvisory agreement, without shareholder approval after certain events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Trustees of Trust II. Trust II will notify shareholders of any subadviser changes and any other event of which notification is required under the exemptive order.

If required by law, and subject to the exemptive order obtained by Trust II and BIA, any amendment to a subadvisory agreement or any new subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the applicable Trust II Portfolio and by vote of a majority of the Trustees who are not interested persons of (i) Trust II or (ii) the applicable Trust II Portfolio’s investment adviser or subadviser.

The Trust II Portfolios’ Subadvisory Fee Schedules

As compensation for services provided by the subadvisers, the Adviser pays to the applicable subadviser a monthly fee at the following annual rates of each Trust II Portfolio’s average daily net assets:

Trust II Portfolio	Annual Percentage Rate	Average Daily Net Asset Value Levels
Baillie Gifford International Stock	0.600% 0.500% 0.400% 0.300% 0.250%	First $25 million Next $75 million Next $300 million Next $600 million Over $1 billion

BlackRock Bond Income	0.120% 0.080%	First $1 billion Over $1 billion

BlackRock Capital Appreciation(a)	0.250% 0.210% 0.190%	First $1.5 billion Next $1 billion Over $2.5 billion

BlackRock Ultra-Short Term Bond	0.060%	All Assets

Brighthouse/Artisan Mid Cap Value(b)	0.430% 0.400% 0.370%	First $500 million Next $500 million Over $1 billion

Brighthouse/Dimensional International Small Company	0.500%	All Assets

Brighthouse/Wellington Balanced	0.235% 0.210%	First $750 million Over $750 million

Trust II Portfolio	Annual Percentage Rate	Average Daily Net Asset Value Levels
Brighthouse/Wellington Core Equity Opportunities(c)	0.280% 0.255% 0.230% 0.220%	First $500 million Next $500 million Next $2 billion Over $3 billion

Frontier Mid Cap Growth(d)	0.400% 0.350% 0.325% 0.300%	First $500 million Next $350 million Next $300 million Over $1.15 billion

Jennison Growth(e)	0.350% 0.250% 0.220%	First $500 million Next $500 million Over $1 billion
Loomis Sayles Small Cap Core	0.550% 0.500% 0.450% 0.400%	First $25 million Next $75 million Next $100 million Over $200 million

Loomis Sayles Small Cap Growth	0.550% 0.500% 0.400% 0.450%	First $100 million Next $100 million Next $300 million Over $500 million

MetLife Aggregate Bond Index	0.040% 0.030% 0.015%	First $500 million Next $500 million Over $1 billion

MetLife Mid Cap Stock Index	0.030% 0.020% 0.010%	First $500 million Next $500 million Over $1 billion

MetLife MSCI EAFE® Index	0.050% 0.040% 0.020%	First $500 million Next $500 million Over $1 billion

MetLife Russell 2000® Index	0.040% 0.030% 0.015%	First $500 million Next $500 million Over $1 billion

MetLife Stock Index	0.020% 0.015% 0.010% 0.005%	First $500 million Next $500 million Next $1 billion Over $2 billion

MFS® Total Return	0.350% 0.300% 0.250% 0.200%	First $250 million Next $1 billion Next $250 million Over $1.5 billion

MFS® Value(f)	0.350% 0.300% 0.275% 0.200% 0.175%	First $100 million Next $400 million Next $1 billion Next $1.5 billion Over $3.0 billion

Trust II Portfolio	Annual Percentage Rate	Average Daily Net Asset Value Levels
Neuberger Berman Genesis	0.500% 0.450% 0.400%	First $500 million Next $250 million Over $750 million

T. Rowe Price Large Cap Growth(g)	If assets are equal to or less than $100 million:

	0.500% 0.400%	First $50 million Over $50 million

If assets are between $100 million and $1 billion:

	0.400% 0.375% 0.350%	First $250 million Next $250 million Over $500 million

If assets exceed $1 billion:

	0.350% 0.300%	First $1 billion Over $1 billion

T. Rowe Price Small Cap Growth	0.350% 0.300% 0.250%	First $100 million Next $300 million Over $400 million

VanEck Global Natural Resources	0.500% 0.475% 0.450%	First $250 million Next $250 million Over $500 million

Western Asset Management Strategic Bond Opportunities(h)	0.300% 0.200% 0.175% 0.150% 0.125%	First $100 million Next $400 million Next $500 million Next $1 billion Over $2 billion

Western Asset Management U.S. Government	0.250% 0.125% 0.100% 0.090% 0.080%	First $100 million Next $400 million Next $500 million Next $1 billion Over $2 billion

(a)	Prior to December 1, 2016, the subadvisory fee rate for BlackRock Capital Appreciation was at an annual rate of 0.360% of the first $500 million of the Portfolio’s average daily net assets, 0.270% of the next $500 million and 0.240% of such assets over $1 billion.

(b)	Prior to January 1, 2018, the subadvisory fee rate for Brighthouse/Artisan Mid Cap Value was at the annual rate of 0.470% of the first $500 million of the Portfolio’s average daily net assets, 0.450% of the next $500 million and 0.430% of such assets over $1 billion.

(c)	Prior to December 1, 2015, the subadvisory fee rate for Brighthouse/Wellington Core Equity Opportunities was at the annual rate of 0.280% of the first $500 million of the Portfolio’s average daily net assets, 0.255% of the next $500 million and 0.230% of such assets over $1 billion.

(d)

Prior to January 1, 2016, the subadvisory fee rate for Frontier Mid Cap Growth was at the annual rate of 0.425% of the first $500 million of the Portfolio’s average daily net assets, 0.350% of the next $350 million,

0.325% of the next $400 million and 0.300% of such assets over $1.25 billion. Prior to January 1, 2018, the subadvisory fee rate for Frontier Mid Cap Growth was at the annual rate of 0.400% of the first $500 million of the Portfolio’s average daily net assets, 0.350% of the next $350 million, 0.325% of the next $400 million and 0.300% of such assets over $1.25 billion.

(e)	Prior to January 1, 2017, the subadvisory fee rate for Jennison Growth was at the annual rate of 0.400% of the first $300 million of the Portfolio’s average daily net assets, 0.350% of the next $200 million, 0.250% of the next $500 million, and 0.200% of such assets over $1 billion.

(f)	Prior to September 1, 2017, the subadvisory fee rate for MFS Value was at the annual rate of 0.350% of the first $100 million of the Portfolio’s average daily net assets, 0.300% of the next $400 million, 0.275% of the next $1 billion and 0.200% of such assets over $1.5 billion.

(g)	With respect to the T. Rowe Price Large Cap Growth, T. Rowe Price will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule that takes effect once assets exceed fee breakpoint levels at $100 million or $1 billion. A credit will apply at an asset range between approximately $87.5 million and $100 million, and $946.4 million and $1 billion. The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either: (a) exceed $100 million, when the fee schedule of 0.400% for all average net assets would be triggered, but remain less than $946.4 million, (b) fall below a threshold of approximately $87.5 million, where the tiered fee schedule as presented above would be fully re-applied, (c) exceed $1 billion, when the fee schedule of 0.350% for all average net assets would be triggered, or (d) fall below a threshold of approximately $946.4 million, where the tiered fee schedule as presented above would be fully re-applied. Prior to June 1, 2017, the subadvisory rate for T. Rowe Price Large Cap Growth if assets exceeded $1 billion was at an annual rate of 0.350% for the first $1 billion, and 0.325% for assets over $1 billion.

(h)	Prior to May 1, 2016, the subadvisory fee rate for Western Asset Management Strategic Bond Opportunities was at the annual rate of 0.300% of the first $100 million of the Portfolio’s average daily net assets, 0.200% of the next $400 million, 0.175% of the next $500 million and 0.150% of such assets over $1 billion.

Subadvisory Fees Paid to the Trust II Portfolios’ Subadvisers

The following table shows the fees paid with respect to the Trust II Portfolios to each subadviser (or prior subadviser) by the Adviser or current affiliates of the Adviser for the fiscal years ended December 31, 2017, December 31, 2016, and December 31, 2015.

	Amount Paid by BIA (Unless Otherwise Indicated)
Trust II Portfolio	2017	2016	2015

Baillie Gifford International Stock	$5,529,780	$5,235,443	$5,657,021

BlackRock Bond Income	3,496,286	3,468,866	3,728,128

BlackRock Capital Appreciation	4,462,196	4,835,711	5,408,192

BlackRock Ultra-Short Term Bond	544,531	636,700	700,462

Brighthouse/Artisan Mid Cap Value	5,164,717	5,123,604	5,962,364

Brighthouse/Dimensional International Small Company	3,562,522	3,294,558	3,555,168

Brighthouse/Wellington Balanced	2,474,166	2,417,006	2,574,783

Brighthouse/Wellington Core Equity Opportunities	8,355,503	7,899,524	7,834,100

Frontier Mid Cap Growth	4,359,699	4,102,278	4,546,043

Jennison Growth	6,957,584	6,661,477	7,356,975

	Amount Paid by BIA (Unless Otherwise Indicated)
Trust II Portfolio	2017	2016	2015

Loomis Sayles Small Cap Core	$2,008,833	$1,854,498	$2,027,622

Loomis Sayles Small Cap Growth	1,701,838	1,640,002	1,906,174

MetLife Aggregate Bond Index	604,605	599,710	562,582

MetLife Mid Cap Stock Index	261,558	243,647	242,254

MetLife MSCI EAFE® Index	469,772	444,162	448,460

MetLife Russell 2000® Index	335,770	300,295	317,256

MetLife Stock Index	517,523	489,504	499,280

MFS® Total Return	2,744,084	2,714,427	2,931,638

MFS® Value	7,677,309	7,361,619	7,765,129

Neuberger Berman Genesis	5,339,843	5,279,469	6,030,434

T. Rowe Price Large Cap Growth	6,992,921	6,832,498	7,272,641

T. Rowe Price Small Cap Growth	3,408,647	3,053,591	3,258,755

VanEck Global Natural Resources	4,771,709	4,862,789	4,924,666

Western Asset Management Strategic Bond Opportunities	5,350,399	4,395,585	2,486,337

Western Asset Management U.S. Government	2,303,882	2,356,402	2,588,113

Investment Adviser to the Master Fund

For information regarding the investment adviser to the Master Fund, including information regarding the portfolio counselors’ compensation, other accounts managed and ownership of shares of the Master Fund to the extent applicable, see the Master Fund’s statement of additional information, which is delivered together with this SAI.

Portfolio Management of the Trust I Portfolios and Trust II Portfolios

Appendix C to this SAI contains information regarding the committee members’ or portfolio managers’ compensation, other accounts managed and ownership of shares of the Portfolios to the extent applicable.

Marketing Support Payments by Trust I and Trust II

The subadvisers and/or their affiliates may provide insurance companies, including insurance companies affiliated with BIA, with wholesaling services that assist in the distribution of the variable life insurance, variable annuity and group annuity products for which the Trusts serve as an investment vehicle and may pay such insurance companies amounts to participate in sales meetings. These amounts may be significant and may provide a subadviser and/or its affiliates with increased access to persons involved in the distribution of such insurance products.

Administrator to Trust I and Trust II

Pursuant to an amended and restated master administration agreement (“Administration Agreement”), State Street Bank and Trust Company (“Administrator”) assists the Adviser in the performance of its administrative services to the Trusts and provides the Trusts with other necessary administrative services. In addition, the

Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trusts.

The Administrator was organized as a Massachusetts trust company. Its principal place of business is at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. Under the Administration Agreement, the Administrator is entitled to a fee from the Trusts, which is calculated daily and paid monthly, at an annual rate of up to 0.011% of the average daily net assets of each Portfolio of the Trusts. The Administration Agreement continues in effect until December 31, 2020, and then for successive periods of one year, unless terminated by any party upon not less than sixty (60) days’ prior written notice to the other party. For the years ended December 31, 2017, December 31, 2016 and December 31, 2015, an aggregate of $2,847,751, $2,877,056 and $2,474,693, respectively, was paid to the Administrator by Trust I. For the years ended December 31, 2017, December 31, 2016 and December 31, 2015, an aggregate of $1,632,287, $1,649,91 and $1,272,955, respectively, was paid to the Administrator by Trust II.

The Trusts’ Distribution Arrangements

Brighthouse Securities, LLC (previously defined as the Distributor) is the distributor for the Trusts. From September 1, 2007 to March 6, 2017, the Trusts’ distributor was MetLife Investors Distribution Company (“MLIDC”). From April 30, 2007 to August 31, 2007, the Trusts’ distributor was MetLife Securities, Inc. (“MetLife Securities”), and prior to April 30, 2007, the Trusts’ distributor was MetLife, Inc. (together with MLIDC and MetLife Securities, the “Prior Distributors”). The Distributor is, and the Prior Distributors were, affiliates of the Trusts. Under a distribution agreement (“Distribution Agreement”) with each Trust, the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio, which are sold at the net asset value of such Class without any sales charge. The offering of each Portfolio’s shares is continuous. Shares are offered for sale only to separate accounts of insurance companies, including insurance companies affiliated with BIA. In the future, the Trusts may offer shares to be purchased by separate accounts of other life insurance companies to support insurance contracts they issue. The Distributor receives no compensation from the Trusts or purchasers of a Portfolio’s shares for acting as distributor of a Portfolio’s Class A shares. The Distribution Agreement does not obligate the Distributor to sell a specific number of shares.

The following is a description of the Distribution and Services Plan for the Trusts:

Pursuant to a Distribution and Services Plan (the “Plan”) relating to Class B, Class C, and Class E shares of each Trust I Portfolio and to Class B, Class D, Class E, Class F and Class G of each Trust II Portfolio, adopted under Rule 12b-1 under the 1940 Act, the Trusts may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of Trust I and the Class B, Class D, Class E, Class F and Class G shares of Trust II. Each Portfolio may not offer shares of each Class. The Distributor may pay all or any portion of the Service Fee in respect of a Class of any Portfolio to insurance companies, securities dealers or other financial intermediaries (including, but not limited to, any affiliate of the Distributor) as service fees pursuant to agreements with such organizations for providing personal services to investors in such Class and/or the maintenance of shareholder and contract owner accounts, and may retain all or any portion of the Service Fee in respect of such Class as compensation for providing personal services to investors in such Class and/or the maintenance of shareholder accounts. The amount of any Service Fee that exceeds 0.25% is considered an assetbased sales charge and is calculated into the appropriate maximum aggregate cap as specified in the rules of the Financial Industry Regulatory Authority.

The Plan also authorizes Trust I, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Trust I Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor, and Trust II, on behalf of each of its Portfolios, may pay the Distributor a Distribution Fee at an

annual rate of up to 0.25% of each Trust II Portfolio’s average daily net assets attributable to the Class B, Class D, Class E, Class F, and Class G shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. The Distributor may pay all or any portion of the Distribution Fee in respect of a Class of any Portfolio to insurance companies, securities dealers or other financial intermediaries (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of shares of such Class, and may retain all or any portion of the Distribution Fee in respect of such Class as compensation for the Distributor’s services as principal underwriter of the shares of such Class.

Under the Distribution Agreement with respect to Trust I, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares, and with respect to Trust II, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.10% of average daily net assets in the case of Class D shares, 0.15% of average daily net assets in the case of Class E shares, 0.20% of average daily net assets in the case of Class F shares and 0.30% of average daily net assets in the case of Class G shares.

The Plan is known as a “compensation plan” because the Trusts make payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. The Board of Trustees of the Trusts will take into account the level of expenditures in connection with their annual consideration of whether to renew the Plan. The Fees payable with respect to a particular Class of a Portfolio may not be used to subsidize the distribution of shares of, or provision of shareholder services to, any other class of any Portfolio. Subject to the foregoing sentence, some or all of the Fees paid to the Distributor may be spent on any activities or expenses primarily intended to result in the sale of Class B, Class D, Class E, Class F and Class G shares, including but not limited to the following:

(a) printing and mailing of prospectuses, statements of additional information and reports for prospective purchasers of variable annuity or variable life insurance contracts (“Variable Contracts”) investing indirectly in a Class of shares of the Portfolios;

(b) expenses relating to the development, preparation, printing and mailing of the Trusts’ advertisements, sales literature and other promotional materials describing and/or relating to the Trusts;

(c) holding seminars and sales meetings designed to promote the distribution of a Class of shares;

(d) expenses of obtaining information and providing explanations to Variable Contract owners regarding investment objectives and policies and other information about the Trusts and their Portfolios, including the performance of the Portfolios;

(e) expenses of training sales personnel regarding the Trusts;

(f) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Trusts;

(g) compensation to and expenses of employees of the Distributor, including overhead and telephone expenses, who engage in the distribution of a Class of shares; and

(h) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts.

The Board of Trustees of the Trusts, including the Independent Trustees and the trustees who have no direct or indirect financial interest in the operation of the Plan or in any agreements relating to the Plan (“Qualified Trustees”), has determined, in the exercise of its reasonable business judgment, that the Plan is reasonably likely to benefit Trust I and the shareholders of Class B, Class C, and Class E shares of each Trust I Portfolio, and Trust II and the shareholders of Class B, Class D, Class E, Class F and Class G shares of each Trust II Portfolio, and has approved the Plan’s adoption. The Trusts anticipate that the Plan will enhance the sales of Class B, Class C, and Class E shares of Trust I, and Class B, Class D, Class E, Class F and Class G shares of Trust II and increase or help to maintain the assets of each Portfolio, which over time, may allow the shareholders and beneficial owners of each Class to benefit from certain economies of scale with respect to fixed costs of each Portfolio.

The Plan and any related agreement that is entered into by the Trusts in connection with the Plan will continue in effect for a period of more than one year only so long as the continuance is specifically approved at least annually by a vote of the majority of the Trusts’ Board of Trustees, including a majority of the Qualified Trustees, or, with respect to any Class by a vote of the outstanding voting securities of that Class, cast in person at a meeting called for the purpose of voting on the Plan or any such related agreement. Also, the Plan and any such related agreement may be terminated, with respect to any Class, at any time by vote of a majority of the outstanding shares of that Class of that Portfolio or by vote of a majority of the Qualified Trustees. The Plan also provides that it may not be amended, with respect to any Class of any Portfolio, to increase materially the amount of fees payable thereunder without the approval of such Class of shares.

Total Fees Paid to the Distributor for Trust I

The table below shows the amount paid by each Portfolio to the Distributor pursuant to the Plan for Class B, Class C and Class E shares of Trust I for the year ended December 31, 2017:*

Trust I Portfolio	Total Distribution Fee Paid to Distributor
AB Global Dynamic Allocation	$12,575,285
American Funds® Balanced Allocation	26,571,415
American Funds® Growth	6,564,098
American Funds® Growth Allocation	16,899,543
American Funds® Moderate Allocation	16,113,783
AQR Global Risk Balanced	9,398,632
BlackRock Global Tactical Strategies	18,603,875
BlackRock High Yield	659,435
Brighthouse/Aberdeen Emerging Markets Equity	1,430,878
Brighthouse/Artisan International	741
Brighthouse/Eaton Vance Floating Rate	266,713
Brighthouse/Franklin Low Duration Total Return	723,584
Brighthouse/Templeton International Bond	134,701
Brighthouse/Wellington Large Cap Research	436,328
Brighthouse Asset Allocation 100	2,714,752
Brighthouse Balanced Plus	29,576,257
Brighthouse Small Cap Value	1,179,372
Clarion Global Real Estate	1,443,089
ClearBridge Aggressive Growth	2,830,163
Fidelity Institutional Asset Management® Government Income	2,846,599
Harris Oakmark International	3,262,176
Invesco Balanced-Risk Allocation	4,115,806
Invesco Comstock	2,672,838
Invesco Small Cap Growth	1,061,394
JPMorgan Core Bond	1,213,822
JPMorgan Global Active Allocation	5,053,296
JPMorgan Small Cap Value	92,480
Loomis Sayles Global Markets	798,011

Trust I Portfolio	Total Distribution Fee Paid to Distributor
MetLife Multi-Index Targeted Risk	$4,770,753
MFS® Research International	1,616,151
Morgan Stanley Mid Cap Growth	969,847
Oppenheimer Global Equity	1,004,310
Panagora Global Diversified Risk	631,402
PIMCO Inflation Protected Bond	3,131,673
PIMCO Total Return	7,837,647
Schroders Global Multi-Asset	2,982,223
SSGA Growth and Income ETF	6,467,321
SSGA Growth ETF	2,279,661
TCW Core Fixed Income	1,513
T. Rowe Price Large Cap Value	3,081,025
T. Rowe Price Mid Cap Growth	2,687,020
Victory Sycamore Mid Cap Value	1,966,303
Wells Capital Management Mid Cap Value	430,687

*

Other than the American Funds® Balanced Allocation, American Funds® Growth, American Funds® Growth Allocation and American Funds® Moderate Allocation Portfolios, the Portfolios currently do not offer Class C shares.

Total Fees Paid to the Distributor for Trust II

The table below shows the amount paid by each Portfolio to the Distributor pursuant to the Plan for Class B, Class D, Class E, Class F and Class G shares of Trust II for the year ended December 31, 2017:

Trust II Portfolio	Total Distribution Fee Paid to Distributor
Baillie Gifford International Stock	$897,061
BlackRock Bond Income	1,471,653
BlackRock Capital Appreciation	500,715
BlackRock Ultra-Short Term Bond	1,309,284
Brighthouse/Artisan Mid Cap Value	1,107,920
Brighthouse/Dimensional International Small Company	211,059
Brighthouse/Wellington Balanced	220,909
Brighthouse/Wellington Core Equity Opportunities	2,955,103
Brighthouse Asset Allocation 20	1,510,672
Brighthouse Asset Allocation 40	16,509,088
Brighthouse Asset Allocation 60	35,318,756
Brighthouse Asset Allocation 80	27,145,524
Frontier Mid Cap Growth	547,264
Jennison Growth	2,154,219
Loomis Sayles Small Cap Core	462,517
Loomis Sayles Small Cap Growth	168,891
MetLife Aggregate Bond Index	3,505,784
MetLife Mid Cap Stock Index	1,533,245
MetLife MSCI EAFE® Index	1,403,695
MetLife Russell 2000® Index	1,127,848
MetLife Stock Index	5,501,749
MFS® Total Return	1,485,918
MFS® Value	2,174,602
Neuberger Berman Genesis	965,988

Trust II Portfolio	Total Distribution Fee Paid to Distributor
T. Rowe Price Large Cap Growth	$2,098,651
T. Rowe Price Small Cap Growth	1,057,438
VanEck Global Natural Resources	316,577
Western Asset Management Strategic Bond Opportunities	2,730,416
Western Asset Management U.S. Government	1,102,498

The amounts received by the Distributor and Prior Distributors have been used (and the amounts to be received by the Distributor are expected to be used) to defray various costs incurred or paid by the Distributor or Prior Distributors in connection with personal services to and/or the maintenance of shareholder and contract owner accounts, commissions, the printing and mailing of prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C, and Class E shares of Trust I, and Class B, Class D, Class E, Class F, and Class G shares of Trust II.

Rule 12b-1 Plan of the Master Fund

The Master Fund has not adopted a Plan of Distribution for its Class 1 shares pursuant to Rule 12b-1 under the 1940 Act.

Code of Ethics

Each Trust, the Adviser, each subadviser, and the Distributor has each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that establishes procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of a Trust might take advantage of that knowledge for their own benefit. Although each Code of Ethics does not prohibit employees who have knowledge of the investments and investment intentions of any Portfolio of a Trust from investing in securities, including securities that may be purchased or held by a Portfolio, it does regulate such personal securities investing so that conflicts of interest may be mitigated.

Custodial Arrangements

State Street Bank and Trust Company (“State Street Bank”), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian of the Trusts. Under the custody agreement, State Street Bank holds the Portfolios’ securities, provides fund accounting and keeps all necessary records and documents.

Transfer Agent

Brighthouse Financial, Inc., located at 11225 North Community House Road, Charlotte, North Carolina 28277, serves as transfer agent for the Trusts.

Legal Matters

Certain legal matters are passed on for the Trusts by Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, serves as the Trusts’ independent registered public accounting firm.

Securities Lending Activities

JPMorgan Chase Bank, National Association (“JPMorgan Chase”), serves as the Trusts’ securities lending agent.

The income earned by the Portfolios as well as the fees and/or compensation paid by the Portfolios (in dollars) pursuant to a securities lending agreement between JPMorgan Chase and the Portfolios (the “Securities Lending Agreement”) for the fiscal year ended December 31, 2017 are shown in the tables below. The Portfolios did not pay any cash collateral management fees, separate administrative fees, separate indemnification fees or other fees not reflected in the table below. Net income from securities lending activities may differ from the amount reported in a Portfolio’s annual report, which reflects estimated accruals.

		Fees and/or compensation paid by the Portfolios for securities lending activities and related services
Trust I Portfolio	Gross income earned by the Portfolio from securities lending activities	Fees paid to JPMorgan Chase from a revenue split	Rebate (paid to borrower)	Other fees not included in a revenue split		Aggregate fees/ compensation paid by the Portfolio for securities lending activities	Net income from securities lending activities
AB Global Dynamic Allocation	$4,298,480	$179,180	$2,409,032	$8,000	(1)	$2,596,212	$1,702,268
BlackRock Global Tactical Strategies	$16,525,457	$597,598	$10,193,376	$8,000	(1)	$10,798,974	$5,726,483
BlackRock High Yield	$1,110,787	$54,089	$545,467	$8,000	(1)	$607,556	$503,231
Brighthouse Small Cap Value	$1,600,589	$58,382	$982,729	$8,000	(1)	$1,049,111	$551,478
Brighthouse/Aberdeen Emerging Markets Equity	$121,224	$7,359	$36,143	$8,000	(1)	$51,502	$69,722
Brighthouse/Artisan International	$759,466	$66,161	$60,075	$8,000	(1)	$134,236	$625,230
Brighthouse/Franklin Low Duration Total Return	$1,301,944	$35,518	$919,246	$8,000	(1)	$962,764	$339,180
Brighthouse/Templeton International Bond	$2,838	$211	$733	$—		$944	$1,894
Brighthouse/Wellington Large Cap Research	$3,931,621	$157,253	$2,236,603	$8,000	(1)	$2,401,856	$1,529,765
Clarion Global Real Estate	$1,590,438	$52,062	$1,042,042	$8,000	(1)	$1,102,104	$488,334
ClearBridge Aggressive Growth	$4,364,407	$170,863	$2,542,009	$8,000	(1)	$2,720,872	$1,643,535
Fidelity Institutional Asset Management® Government Income	$60,950	$3,328	$26,801	$8,000	(1)	$38,129	$22,821
Harris Oakmark International	$2,286,352	$163,072	$600,329	$8,000	(1)	$771,401	$1,514,951
Invesco Comstock	$2,921,338	$121,960	$1,635,123	$8,000	(1)	$1,765,083	$1,156,255
Invesco Small Cap Growth	$1,827,546	$73,979	$1,057,895	$8,000	(1)	$1,139,874	$687,672
JPMorgan Core Bond	$1,906,823	$—	$1,233,177	$80,923	(2)	$1,314,100	$592,723
JPMorgan Global Active Allocation	$1,255,861	$—	$582,369	$48,178	(2)	$630,547	$625,314
JPMorgan Small Cap Value	$1,652,858	$—	$498,975	$52,606	(2)	$551,581	$1,101,277
Loomis Sayles Global Markets	$532,374	$23,441	$283,798	$8,000	(1)	$315,239	$217,135
MFS Research International	$860,530	$35,832	$487,621	$8,000	(1)	$531,453	$329,077
Morgan Stanley Mid Cap Growth	$4,190,144	$225,076	$1,812,392	$8,000	(1)	$2,045,468	$2,144,676
Oppenheimer Global Equity	$1,237,985	$50,128	$708,411	$8,000	(1)	$766,539	$471,446
Schroders Global Multi-Asset	$1,015,120	$45,866	$526,239	$8,000	(1)	$580,105	$435,015
SSGA Growth and Income ETF	$8,243,954	$330,175	$4,716,798	$8,000	(1)	$5,054,973	$3,188,981
SSGA Growth ETF	$3,013,429	$102,790	$1,911,893	$8,000	(1)	$2,022,683	$990,746

		Fees and/or compensation paid by the Portfolios for securities lending activities and related services
Trust I Portfolio	Gross income earned by the Portfolio from securities lending activities	Fees paid to JPMorgan Chase from a revenue split	Rebate (paid to borrower)	Other fees not included in a revenue split		Aggregate fees/ compensation paid by the Portfolio for securities lending activities	Net income from securities lending activities
T. Rowe Price Large Cap Value	$3,542,729	$132,169	$2,128,651	$8,000	(1)	$2,268,820	$1,273,909
T. Rowe Price Mid Cap Growth	$4,550,806	$164,377	$2,813,386	$8,000	(1)	$2,985,763	$1,565,043
TCW Core Fixed Income	$4,431,201	$176,073	$2,577,880	$8,000	(1)	$2,761,953	$1,669,248
Victory Sycamore Mid Cap Value	$2,303,358	$73,124	$1,527,861	$8,000	(1)	$1,608,985	$694,373
Wells Capital Management Mid Cap Value	$760,701	$21,339	$516,619	$8,000	(1)	$545,958	$214,743

(1)	Reflects amounts paid to State Street Bank for custodial services in connection with securities lending.
(2)	Reflects amounts paid to State Street Bank for custodial services in connection with securities lending and fees paid to JPMorgan Chase (in lieu of a revenue split).

		Fees and/or compensation paid by the Portfolios for securities lending activities and related services
Trust II Portfolio	Gross income earned by the Portfolio from securities lending activities	Fees paid to JPMorgan Chase from a revenue split	Rebate (paid to borrower)	Other fees not included in a revenue split(1)	Aggregate fees/ compensation paid by the Portfolio for securities lending activities	Net income from securities lending activities
Baillie Gifford International Stock	$511,235	$42,000	$86,782	$8,000	$136,782	$374,453
BlackRock Bond Income	$2,073,629	$61,593	$1,432,031	$8,000	$1,501,624	$572,005
BlackRock Capital Appreciation	$2,744,063	$113,091	$1,455,238	$8,000	$1,576,329	$1,167,734
Brighthouse/Artisan Mid Cap Value	$2,711,522	$109,427	$1,529,743	$8,000	$1,647,170	$1,064,352
Brighthouse/Dimensional International Small Company	$798,660	$69,205	$58,504	$8,000	$135,709	$662,951
Brighthouse/Wellington Balanced	$686,784	$33,489	$337,264	$8,000	$378,753	$308,031
Brighthouse/Wellington Core Equity Opportunities	$2,687,696	$61,279	$2,038,980	$8,000	$2,108,259	$579,437
Frontier Mid Cap Growth	$2,160,329	$62,879	$1,492,516	$8,000	$1,563,395	$596,934
Jennison Growth	$4,131,979	$138,469	$2,668,410	$8,000	$2,814,879	$1,317,100
Loomis Sayles Small Cap Core	$780,211	$38,954	$361,267	$8,000	$408,221	$371,990
Loomis Sayles Small Cap Growth	$833,951	$39,929	$413,950	$8,000	$461,879	$372,072
MetLife Aggregate Bond Index	$4,034,049	$115,671	$2,806,438	$8,000	$2,930,109	$1,103,940
MetLife Mid Cap Stock Index	$1,938,671	$85,183	$1,044,892	$8,000	$1,138,075	$800,596
MetLife MSCI EAFE Index	$584,602	$46,392	$100,526	$8,000	$154,918	$429,684
MetLife Russell 2000 Index	$2,590,494	$174,647	$762,740	$8,000	$945,387	$1,645,107
Metlife Stock Index	$7,006,942	$214,233	$4,734,009	$8,000	$4,956,242	$2,050,700
MFS Total Return	$936,637	$23,492	$686,744	$8,000	$718,236	$218,401
MFS Value	$2,764,785	$80,350	$1,916,493	$8,000	$2,004,843	$759,942
T.Rowe Price Large Cap Growth	$4,077,129	$183,899	$2,048,545	$8,000	$2,240,444	$1,836,685
T.Rowe Price Small Cap Growth	$2,261,008	$103,576	$1,184,468	$8,000	$1,296,044	$964,964
Van Eck Global Natural Resources	$2,063,226	$100,988	$970,711	$8,000	$1,079,699	$983,527
Western Asset Management Strategic Bond Opportunities	$6,965,797	$295,408	$3,818,767	$8,000	$4,122,175	$2,843,622
Western Asset Management U.S. Government	$284,228	$7,092	$209,101	$8,000	$224,193	$60,035

(1)	Reflects amounts paid to State Street Bank for custodial services in connection with securities lending.

For the fiscal year ended December 31, 2017, JPMorgan Chase, acting as agent of the Portfolios, provided the following services to the Portfolios in connection with the Portfolios’ securities lending activities: (i) locating borrowers and arranging loans consistent with the terms and conditions of the Securities Lending Agreement; (ii) negotiating loan terms, including, but not limited to, the amount of any loan premium; (iii) monitoring daily the value of the loaned securities and collateral; (iv) seeking additional collateral as necessary from borrowers, and returning collateral to borrowers; (v) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral in permitted investments according to the guidelines outlined in the Securities Lending Agreement; (vi) selecting securities to be loaned; (vii) recordkeeping and account servicing and providing periodic statements related to a Portfolio’s securities lending activities; (viii) monitoring and managing distribution and dividend activity as well as other distributions paid with respect to loaned securities; and (ix) administering termination of loans and arranging for return of loaned securities to the Portfolios at loan termination.

Portfolio Consultant

For each Trust II Allocation Portfolio and Trust I Allocation Portfolio, the Adviser has hired Wilshire Funds Management (“Wilshire”), a unit of Wilshire Associates, to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and investments in the Underlying Portfolios, which may assist the Adviser in determining, based on the Portfolio’s current allocation and investment strategies, the Underlying Portfolios that may be available for investment and the selection and allocation of the Portfolio’s investments among the Underlying Portfolios. The Adviser pays consulting fees to Wilshire for these services.

Operational Risk

An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which, could have a material adverse effect on a Portfolio. While the Portfolios seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Portfolio.

REDEMPTION OF SHARES

The Trusts may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period (1) when the New York Stock Exchange is closed or trading on that Exchange is restricted as determined by the SEC; (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets; or (3) as the SEC may otherwise permit.

The value of the shares on redemption may be more or less than the shareholder’s cost, depending upon the market value of the portfolio securities at the time of redemption.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of each Portfolio is determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is currently expected to be closed on weekend days and on the following holidays each year: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If a Portfolio holds securities that are traded on foreign exchanges (that may trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. With respect to each of AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, Schroders Global Multi-Asset Portfolio, and PanAgora Global Diversified Risk Portfolio, the Portfolio’s current net asset value per share is available by calling 980-949-5130.

Expenses of each Portfolio are paid or accrued each day.

Each Portfolio values its portfolio securities for purposes of calculating its net asset value using procedures approved by the Trusts’ Board of Trustees. Those procedures allow for a variety of methodologies to be used to value the Portfolio’s securities, as set forth below. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the Portfolio calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board of Trustees of a Trust. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes, and quoted prices for similar assets.

Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its net asset value. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its net asset value.

Investments in registered open-end management investment companies are valued at reported net asset value per share.

Each Subsidiary’s investments will be priced daily and a net asset value will be determined with respect to the Subsidiary each day. A Portfolio will value its shares of its Subsidiary at this net asset value.

Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day.

Options, whether on securities, indices, futures contracts, currencies or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price.

Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges.

Options, including swaptions, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and LIBOR forward rate to produce the daily settlement price.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by, and under the general supervision of, the Board of Trustees of a Trust. Market quotes are considered not readily available or reliable in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The value of securities used by a Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Each Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, a Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

Each Board of the Trusts will be assisted in its responsibility for the day-to-day functions associated with the valuation of Portfolio assets by a Valuation Committee composed solely of management personnel. The Valuation Committee consists of Kristi Slavin, Terrence Santry, Alan Otis, Allison Troiani, Victor Soto, Jesper Rindboel, Matthew Moussa, Adnani Johari, Matthew Coolidge, and James Mason and such other officers of the Trusts and the Adviser as are deemed necessary by Ms. Slavin, Mr. Santry, Mr. Otis, Ms. Troiani, Mr. Soto, Mr. Rindboel, Mr. Moussa, Mr. Johari, Mr. Coolidge, or Mr. Mason from time to time. Among other things, the Valuation Committee ascertains the value of any of the Trusts’ securities and assets for which market quotations are not readily available.

Investments in Underlying Portfolios by the Trust I Allocation Portfolio, a Trust II Allocation Portfolio, Brighthouse Balanced Plus Portfolio or MetLife Multi-Index Targeted Risk Portfolio are valued at the closing daily net asset values of the Underlying Portfolios in which such Portfolio invests. The Underlying Portfolios that are Portfolios of a Trust will use fair value pricing in the circumstances and manner described above. For information about the fair value pricing by an Underlying Portfolio that is not a Portfolio of a Trust, please refer to the prospectus for such Underlying Portfolio.

Investments in Underlying American Funds by an American Allocation Portfolio are valued at the closing daily net asset values of the Underlying American Funds in which such Portfolio invests. For information about the fair value pricing by an Underlying American Fund, please refer to the prospectus for such Underlying American Fund.

Investments in Underlying ETFs by an ETF Portfolio or BlackRock Global Tactical Strategies Portfolio are valued at the closing market quotations for the Underlying ETFs’ shares in which such Portfolio invests. For information about the use of fair value pricing by an Underlying ETF, please refer to the prospectus for such Underlying ETF.

Investments in the Master Fund by the Feeder Portfolio are valued at the Master Fund’s closing daily net asset value in which such Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to prospectus for the Master Fund.

FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in the Portfolios’ prospectuses entitled Taxes and Distributions. The prospectuses generally describe the U.S. federal income tax treatment of the Portfolios and their shareholders. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the U.S. Internal Revenue Code of 1986, as amended (previously defined as the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters. Except as specifically provided herein, defined terms shall have the meaning given to them in the prospectuses.

The following discussion is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts, qualified plans, or other eligible persons or plans permitted to hold shares of a Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the Separate Accounts to satisfy the diversification requirements of Section 817(h) of the Code (such qualified plans and other eligible persons and plans, “Other Eligible Investors”). If this is not the case and shares of a Portfolio held by Separate Accounts of the Insurance Companies are not respected as owned for U.S. federal income tax purposes by those Separate Accounts, the person(s) determined to own the Portfolio shares will not be eligible for tax deferral and, instead, will be taxed currently on Portfolio distributions and on the proceeds of any sale, transfer or redemption of Portfolio shares under applicable U.S. federal income tax rules that may not be discussed herein.

Except as specifically provided below, the Trusts have not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The U.S. Internal Revenue Service (“IRS”) could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses address only some of the U.S. federal income tax considerations generally affecting investments in the Portfolios. In particular, because the Separate Accounts of the Insurance Companies and Other Eligible Investors will be the only shareholders of a Portfolio, only certain U.S. federal tax aspects of an investment in a Portfolio are described herein. Holders of Contracts are urged to consult the Insurance Company through which their investment is made, as well as to consult their own tax advisors and financial planners, regarding the U.S. federal tax consequences to them of an investment in a Portfolio, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on an investment in a Portfolio.

Taxation

Qualification as a Regulated Investment Company

Each Portfolio, including each Underlying Portfolio, each Underlying American Fund and the Master Funds, has elected to be treated as and intends each year to qualify for treatment as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders under the Code, each Portfolio must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (generally, defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its gross income from the qualifying income described in clause (i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Code section 7704(c)(2). Certain of a Portfolio’s investments in master limited partnerships (“MLPs”) and ETFs, if any, may qualify as interests in qualified publicly traded partnerships. The passive loss rules do not generally apply to a regulated investment company, but those rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Portfolio must also diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) other securities, of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Portfolio’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio’s total assets, including through corporations in which the Portfolio holds a 20% or more voting stock interest, consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities (other than securities of other regulated investment companies) of two or more issuers the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

For purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Portfolio’s investments in loan participations, the Portfolio shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Portfolio can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs and certain commodity-linked ETFs.

In addition, each Portfolio generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Portfolio qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. Each Portfolio generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain. However, no assurance can be given that a Portfolio will not be subject to U.S. federal income taxation. Any investment company taxable income or net capital gain retained by a Portfolio will be subject to tax at regular corporate rates.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31) as if incurred in the succeeding taxable year. If a Portfolio were to fail to meet the income, diversification or distribution tests described above, the Portfolio could in some cases cure such failure including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets. If the Portfolio were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify and be eligible for treatment as a regulated investment company accorded special tax treatment under the Code for such year, (i) it would be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and (ii) each Separate Account invested in the Portfolio would fail to satisfy the separate diversification requirements described below (See Taxation – Special Tax Considerations for Separate Accounts of Insurance Companies), with the result that the Contracts supported by that account would no longer be eligible for tax deferral. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

In general, amounts not distributed on a timely basis by regulated investment companies in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Portfolio level. This excise tax generally does not apply to any regulated investment company whose sole shareholders are insurance company separate accounts, Other Eligible Investors, or other regulated investment companies that are also exempt from the excise tax. Each of the Portfolios expects that it will qualify for this exemption, and that it will not be subject to the excise tax, although no assurance can be given in this regard.

If a Portfolio were subject to the excise tax requirements and the Portfolio failed to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98.2% of its capital gain net income (adjusted for net ordinary losses) for the one-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Portfolio is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Portfolio would be subject to the excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be taken properly into account after October 31 of a calendar year would generally be treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Portfolio would be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.

Regardless of whether a Portfolio qualifies for the aforementioned exemption from the excise tax, each Portfolio generally intends to make the distributions that would be required to avoid the imposition of such tax if it were to apply, provided that such distributions are determined to be in the best interest of such Portfolio’s shareholders.

Capital Loss Carryovers

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Portfolio’s net investment income. Instead, potentially subject to certain limitations, a Portfolio is able to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Portfolio retains or distributes such gains.

If a Portfolio incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryover losses will retain their character as short-term or long-term. If a Portfolio incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Portfolio is permitted to carry such losses forward for eight taxable years; in the year to which they are carried over, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset any long-term capital gains. The Portfolio must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryover period.

Taxation of Portfolio Investments

If a Portfolio invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Portfolio. Tax rules are not entirely clear about issues such as: (1) whether a Portfolio should recognize market discount on a debt obligation and, if so, (2) the amount of market discount the Portfolio should recognize, (3) when a Portfolio may cease to accrue interest, OID or market discount, (4) when and to what extent deductions may be taken for bad debts or worthless securities and (5) how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Portfolio when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its eligibility for treatment as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Foreign exchange gains and losses realized by a Portfolio in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currencies, or payables or receivables denominated in a foreign currency, are subject to Section 988 of the Code. Under future Treasury Regulations, any such transactions that are not directly related to a Portfolio’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Portfolio to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Portfolio’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryover and thus cannot be deducted by the Portfolio in future years.

A Portfolio’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions may be subject to special tax rules, such as the notional principal contract, straddle, constructive sale, wash-sale, mark-to-market (“Section 1256”), or short-sale rules. Rules governing the U.S. federal income tax aspects of certain of these transactions, including certain commodity-linked investments, are not entirely clear in certain respects. Accordingly, while each Portfolio intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Portfolio has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Portfolio to qualify as a regulated investment company may limit the extent to which a Portfolio will be able to engage in certain derivatives or commodity-linked transactions.

If a Portfolio receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not be eligible for the dividends-received deduction for corporate shareholders. A dividends-received deduction is a deduction that may be available to corporate shareholders, subject to limitations and other rules, on Portfolio distributions attributable to dividends received by the Portfolio from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction is subject to certain reductions, and a distribution by a Portfolio attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. Corporate shareholders of the Portfolios are urged to consult their own tax advisors and financial planners. Similar consequences may apply to repurchase and other derivative transactions.

Income, gain and proceeds received by a Portfolio from sources within foreign countries (e.g., dividends or interest paid on foreign securities) may be subject to withholding and other taxes imposed by such countries; such taxes would reduce the Portfolio’s return on those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Portfolio may invest directly or indirectly in residual interests in real estate mortgage investment conduits (REMICs) or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Portfolio’s income (including income allocated to the Portfolio from a pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in

U.S. federal withholding tax, and (iv) in the case of an insurance company separate account supporting variable contracts, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to insurance company separate accounts funding variable contracts.

Income of a Portfolio that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Portfolio. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Portfolio if shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

As noted above, certain of the ETFs and MLPs in which a Portfolio may invest may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described earlier for qualification as a regulated investment company. If such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, depending on the alternative treatment, either a portion of its gross income could constitute non-qualifying income for purposes of the 90% gross income requirement, or all of its income could be subject to corporate tax, thereby potentially reducing the portion of any distribution treated as a dividend, and more generally, the value of the Portfolio’s investment therein. In addition, as described above, the diversification requirement for regulated investment company qualification will limit a Portfolio’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Portfolio’s total assets as of the end of each quarter of the Portfolio’s taxable year.

Passive foreign investment companies (each, a “PFIC”) are generally defined as any foreign corporation that derives at least 75% of its gross income for its taxable year from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or where at least 50% of such corporation’s assets on average produce or are held for the production of such passive income. If a Portfolio acquires any equity interest in a PFIC, the Portfolio could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders.

Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Portfolio to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Portfolio had sold and repurchased such interests on the last day of the Portfolio’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). Each Portfolio may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC, a Portfolio may incur the tax and interest charges described above in some instances.

The Subsidiaries

Certain of the Portfolios intend to invest a portion of their assets in a wholly-owned subsidiary of the applicable Portfolio (as previously defined, each a “Subsidiary” and collectively the “Subsidiaries”), which will be classified as corporations for U.S. federal tax purposes. A foreign corporation, such as a Subsidiary, will generally not be subject to U.S. federal income tax unless it is deemed to be engaged in a United States trade or business. Each Subsidiary intends to conduct its activities in a manner that is expected to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities for its own account without being deemed to be engaged in a United States trade or business. However, if certain of the Subsidiary’s activities were deemed not to be of the type described in the safe harbor, the activities of the Subsidiary may constitute a United States trade or business. Even if the Subsidiary is not engaged in a United States trade or business, it may be subject to a U.S. withholding tax at a rate of 30% on all or a portion of its United States source gross income that is not effectively connected with a United States trade or business.

Each Subsidiary will be treated as a “controlled foreign corporation” (“CFC”). The Portfolio will be treated as a “U.S. Shareholder” of the Subsidiary. As a result, a Portfolio will be required to include in its gross income all of the Subsidiary’s “subpart F income” whether or not such income is distributed to the Portfolio. It is expected that all of the Subsidiary’s income will be “subpart F income”. “Subpart F income” is generally treated as ordinary income. The Subsidiary may be required to sell investments in order to make such cash payments, including at a time when it may be not advantageous to do so. Accordingly, such cash payments may temporarily limit the Subsidiary’s or the applicable Portfolio’s ability to pursue its respective investment strategy. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income of the Portfolio, and is not permitted to be carried forward to offset income of the Subsidiary in future years. The recognition by the Portfolio of the Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Portfolio will not be taxable to the extent of its previously undistributed “subpart F income”, and will reduce the Portfolio’s tax basis in the Subsidiary.

AQR Global Risk Balanced Portfolio has obtained a private letter ruling from the IRS confirming that the annual net profit, if any, realized by its Subsidiary and included in the income of the Portfolio will constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. If any of the facts, assumptions, representations or undertakings on which the ruling relies were incorrect or not satisfied, the Portfolio and its shareholders would not be permitted to rely on the ruling and could be subject to significant tax liabilities.

Each of AB Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, Schroders Global Multi-Asset Portfolio and PanAgora Global Diversified Risk Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Portfolio’s Subsidiary and included in the income of the Portfolio should constitute “qualifying income” for purposes of the Portfolio’s qualification for treatment as a regulated investment company for U.S. federal income tax purposes.

The IRS has recently issued proposed regulations providing that subpart F income included in a regulated investment company’s gross income constitutes “qualifying income” only to the extent such income is timely and currently repatriated to the regulated investment company. If the regulations are finalized in their current form, the AQR Global Risk Balanced Portfolio will no longer be able to rely on its previously issued private letter ruling and each Portfolio that received an opinion from legal counsel as described above will likely no longer be able to rely on such opinion, and in each case, annual net profit, if any, realized by a Subsidiary and included in the income of the parent Portfolio will constitute “qualifying income” only to the extent it is timely and currently repatriated to the parent Portfolio.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, including the Insurance Companies, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the Insurance Companies that own shares in a Portfolio through their Separate Accounts, are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Special Tax Considerations for Separate Accounts of the Insurance Companies

Under the Code, if the investments of a segregated asset account, such as the Separate Accounts of the Insurance Companies, are “adequately diversified,” and certain other requirements are met, a holder of a Contract supported by the Separate Account will receive favorable tax treatment in the form of deferral of tax until a distribution is made under the Contract.

In general, the investments of a segregated asset account are considered to be “adequately diversified” only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments. Section 817(h) provides as a safe harbor that a segregated asset account is also considered to be “adequately diversified” if it meets the regulated investment company diversification tests described earlier and no more than 55% of the value of the total assets of the account is attributable to cash, cash items (including receivables), U.S. Government securities, and securities of other regulated investment companies.

In general, all securities of the same issuer are treated as a single investment for such purposes, and each U.S. Government agency and instrumentality is considered a separate issuer. However, Treasury Regulations provide a “look-through rule” with respect to a segregated asset account’s investments in a regulated investment company or partnership for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the regulated investment company or partnership. In particular, (i) if the beneficial interests in the regulated investment company or partnership are held by one or more segregated asset accounts of one or more insurance companies, and (ii) if public access to such regulated investment company or partnership is available exclusively through the purchase of a variable contract, then a segregated asset account’s beneficial interest in the regulated investment company or partnership is not treated as a single investment. Instead, a pro rata portion of each asset of the regulated investment company or partnership is treated as an asset of the segregated asset account. Look-through treatment is also available if the two requirements above are met and notwithstanding the fact that beneficial interests in the regulated investment company or partnership are also held by Other Eligible Investors. Additionally, to the extent a Portfolio meeting the above conditions invests in underlying regulated investment companies or partnerships that themselves are owned exclusively by insurance company separate accounts or Other Eligible Investors, the assets of those underlying regulated investment companies or partnerships generally should be treated as assets of the separate accounts investing in the Portfolio. Except as described below, the Portfolios, Underlying Portfolios, Underlying American Funds and the Master Fund will be owned exclusively by such insurance company separate accounts and Other Eligible Investors.

The Trusts intend that each of the Portfolios will qualify as a regulated investment company under the Code. The Trusts also intend to cause each Portfolio to satisfy the separate diversification requirements imposed by Section 817(h) of the Code and applicable Treasury Regulations at all times to enable the corresponding Separate Accounts to be “adequately diversified.” In addition, the Trusts intend that each Portfolio will qualify for the “look-through rule” described above by limiting the investment in each Portfolio’s shares to Separate Accounts of the Insurance Companies. Accordingly, the Trusts intend that each Insurance Company, through its Separate Accounts, will be able to treat its interests in a Portfolio as ownership of a pro rata portion of each asset of the Portfolio, so that individual holders of the Contracts underlying a Separate Account will qualify for favorable U.S. federal income tax treatment under the Code. However, no assurance can be made in that regard.

Each of the ETF Portfolios and the BlackRock Global Tactical Strategies Portfolio will invest primarily in Underlying ETFs, and the American Allocation Portfolios may invest in Underlying American Funds, investment companies and ETFs. Certain of such Underlying ETFs, Underlying American Funds, investment companies and ETFs may be owned in part by persons other than those permitted to own interests under the look-through rules of Section 817(h) of the Code (each such entity that is so owned, a “Non-Qualified Underlying Entity”). Shares of a Non-Qualified Underlying Entity will be considered a single “asset” for purposes of the 817(h) diversification requirements discussed above, and each Portfolio investing in a Non-Qualified Underlying Entity will need ensure that no more than 55% of its assets are represented by shares of one such Non-Qualified Underlying Entity, no more than 70% by any two Non-Qualified Underlying Entities, no more than 80% by any three Non-Qualified Underlying Entities and no more than 90% by any four Non-Qualified Underlying Entities, so that the Portfolio will meet the diversification requirements of Section 817(h).

Failure by a Portfolio to satisfy the Section 817(h) requirements by failing to comply with the “55%-70%-80%-90%” diversification test or the safe harbor described above, or by failing to comply with the “look-through rule,” could cause the Contracts to lose their favorable tax status and require a Contract holder to include currently in ordinary income any income accrued under the Contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury Regulations, inadvertent failure to satisfy the Section 817(h) diversification requirements may be corrected; such a correction would require a payment to the IRS. Any such failure could also result in adverse tax consequences for the Insurance Companies issuing the Contracts.

The IRS has indicated that a degree of investor control over the investment options underlying a Contract may interfere with the tax-deferred treatment of such Contracts. The IRS has issued rulings addressing the circumstances in which a Contract holder’s control of the investments of a Separate Account may cause the holder, rather than the Insurance Company, to be treated as the owner of the assets held by the Separate Account. If the holder is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the holder’s gross income.

In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Portfolio’s investment strategies are sufficiently broad to prevent a Contract holder from being deemed to be making particular investment decisions through its investment in the Separate Account. For this purpose, current IRS guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Portfolios have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks and financial services stocks).

The above discussion addresses only one of several factors that the IRS considers in determining whether a Contract holder has an impermissible level of investor control over a Separate Account. Contract holders should consult with the Insurance Company that issued their Contract, and their own tax advisors, as well as the prospectus relating to their particular Contract, for more information concerning this investor control issue.

In the event that additional rules, regulations or other guidance is issued by the IRS or the Treasury Department concerning this issue, such guidance could affect the treatment of a Portfolio as described above, including retroactively. In addition, there can be no assurance that a Portfolio will be able to continue to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing Contract owners to be considered the owners of the shares of the Portfolio.

Certain Shareholder Reporting and Withholding Requirements

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Portfolio could be required to report annually their “financial interest” in the Portfolio’s “foreign financial accounts,” (if any), on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult their intermediaries through which a Portfolio investment is made (if applicable), as well as their tax advisors to determine the applicability to them of this reporting requirement.

Special Considerations for Contract Holders and Plan Participants

The foregoing discussion does not address the tax consequences to Contract holders of an investment in a Contract. Contract holders investing in a Portfolio through a Separate Account are urged to consult with their

Insurance Company and their own tax advisors for more information regarding the U.S. federal income tax consequences to them of an investment in a Portfolio.

DESCRIPTION OF THE TRUSTS

Organization of Trust I

Trust I is an open-end management investment company registered under the 1940 Act, and is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. Trust I is organized as a Delaware statutory trust, pursuant to an Amended and Restated Agreement and Declaration of Trust dated May 23, 2012. Trust I is the successor to the Security First Trust and Cova Series Trust, the series of which were converted to Portfolios of the Trust, effective February 12, 2001. Trust I is also the successor of Managed Assets Trust, Capital Appreciation Fund and certain portfolios of The Travelers Series Trust. Such funds were converted to Portfolios of Trust I, effective May 1, 2006.

Beneficial Interests in Trust I

The beneficial interests in Trust I are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share, of one or more series. The Amended and Restated Agreement and Declaration of Trust of Trust I permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each series. Currently, the Trustees of Trust I have established and designated 44 series, 43 of which are currently being offered. Each series of shares represents the beneficial interest in a separate Portfolio of Trust I, which is separately managed and has its own investment objective and policies. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by Trust I. In addition, there are no preference, preemptive, conversion, exchange or similar rights, and shares are freely transferable. Shares do not have cumulative voting rights.

The assets received from the sale of shares of a Trust I Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Trust I Portfolio are required to be segregated on Trust I’s books of account and are to be charged with the expenses with respect to that Portfolio. Subject to each class’s expenses, each Trust I Portfolio’s issued and outstanding shares participate equally in dividends and distributions declared by such Portfolio and receive a portion (divided equally among all of the Portfolio’s outstanding shares) of the Portfolio’s assets (less liabilities) if the Portfolio is liquidated or dissolved. Liabilities which are not clearly assignable to a Trust I Portfolio will be allocated by or under the direction of the Trustees of Trust I in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Trust I Portfolio and the other Trust I Portfolios. In the unlikely event that any Trust I Portfolio has liabilities in excess of its assets, the other Trust I Portfolios may be held responsible for the excess liabilities.

Each Trust I Portfolio is classified under the 1940 Act as “diversified” except AQR Global Risk Balanced Portfolio, ClearBridge Aggressive Growth Portfolio, Brighthouse/Templeton International Bond and PanAgora Global Diversified Risk Portfolio, which are each non-diversified.

Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.

Pyramis is a registered service mark of FMR LLC. Used with permission.

Trust I is authorized to issue four classes of shares (Class A, Class B, Class C and Class E) on behalf of each Trust I Portfolio. The Summary Prospectus and Prospectus for each Trust I Portfolio describe the classes of shares currently being offered. Shares of each class of a Trust I Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under Trust I’s distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Shareholders of each Trust I Portfolio are entitled to receive dividends and other amounts as determined by the Board of Trustees of Trust I.

Control Persons and Principal Holders of the Shares of Trust I

Trust I continuously offers its shares to separate accounts of insurance companies as a funding vehicle for the variable life insurance policies and/or variable annuity contracts offered by such insurance companies. As of March 31, 2018, 100% of the outstanding voting securities of Trust I were owned by separate accounts of Metropolitan Life Insurance Company, Brighthouse Life Insurance Company of NY, New England Life Insurance Company, General American Life Insurance Company, Metropolitan Tower Life Insurance Company and Brighthouse Life Insurance Company (or any affiliate of any such company), and may, from time to time, be owned by those separate accounts or the separate accounts and general accounts of such companies (or any affiliate of any such company). Therefore, as of March 31, 2018, Metropolitan Life Insurance Company, Brighthouse Life Insurance Company of NY, New England Life Insurance Company, General American Life Insurance Company, Metropolitan Tower Life Insurance Company and Brighthouse Life Insurance Company were each presumed to be in control (as that term is defined in the 1940 Act) of Trust I. A shareholder who beneficially owns more than 25% of a Portfolio’s shares is presumed to “control” the Portfolio as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of a Portfolio’s outstanding shares may be able to approve proposals, or prevent approval of proposals, without regard to votes by other Portfolio shareholders.

As of March 31, 2018, the Contract owners listed below were entitled to give voting instructions regarding 5% or more of a class of a Trust I Portfolio’s outstanding shares. Each Contract owner’s address is c/o Brighthouse Funds Trust I, One Financial Center, Boston, Massachusetts 02111.

Trust I Portfolio—Class	Percentage of Class
American Funds® Moderate Allocation—Class B
Frank M. Eaton	6.00%
Pierson Business Continuation Partnership	9.99%
Richard Pierson IRREV Trust DTD 2 10 11	9.73%

Brighthouse/Artisan International—Class B
Elisabeth L. Daniels	5.02%
Hugh P. Kiel	11.89%
Janice A. Stengel	13.23%
John S. Siciliano	6.91%
Kenneth T. Parker	8.47%
Michael G. Conway	5.44%

SSGA Growth ETF—Class A
David Wallace Yancey	5.83%

SSGA Growth ETF—Class E
Lan T. Nguyen	5.27%

TCW Core Fixed Income—Class B
Gregory Lake	8.78%
James K. Tse	24.13%
Michelle Bulan	13.57%
Sue R. Trexler	5.49%

Organization of Trust II

Trust II is an open-end management investment company registered under the 1940 Act, and is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. Trust II is organized as a Delaware statutory trust, pursuant to an Amended and Restated Agreement and Declaration of Trust dated May 23, 2012. Effective April 30, 2012, each series (each, a “Maryland Portfolio”) of Metropolitan Series Fund, Inc., a Maryland corporation (the “Maryland Fund”), transferred all of its assets and liabilities to a corresponding Trust II Portfolio of Trust II in exchange for shares of such Portfolio (“Reorganization Shares”) pursuant to an Agreement and Plan of Reorganization that was approved by the Board of Directors and the shareholders of the Maryland Fund. Each Maryland Portfolio thereafter distributed the Reorganization Shares to its shareholders in complete liquidation of the Maryland Portfolio. Each Trust II Portfolio succeeded to the accounting and performance histories of its corresponding Maryland Portfolio. Therefore, any such historical information provided for each Trust II Portfolio of Trust II is that of the corresponding Maryland Portfolio. Trust II assumed the Maryland Fund’s registration statement pursuant to Rule 414 under the Securities Act of 1933, as amended, and the 1940 Act on April 30, 2012.

The Maryland Fund, an open-end management investment company registered under the 1940 Act, was formed on November 23, 1982 as a corporation under the laws of Maryland pursuant to Articles of Incorporation (the “Articles”) filed on November 23, 1982, as amended. On May 1, 2003, the Maryland Fund succeeded to the operations of seventeen series of the New England Zenith Fund, a Massachusetts business trust. Each of BlackRock Bond Income Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Ultra-Short Term Bond Portfolio, Jennison Growth Portfolio, Loomis Sayles Small Cap Core Portfolio, Brighthouse/Artisan Mid Cap Value Portfolio, Brighthouse/Wellington Core Equity Opportunities Portfolio, MFS® Total Return Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Management U.S. Government Portfolio was formerly a series of the New England Zenith Fund.

On April 28, 2008, MFS® Value Portfolio succeeded to the operations of the MFS® Value Portfolio (the “Trust I MFS® Value Predecessor”), a former series of Trust I. On May 1, 2006, the Trust I MFS® Value Predecessor succeeded to the operations of the MFS® Value Portfolio, a former series of the Travelers Series Trust, which was a Massachusetts business trust.

Beneficial Interests in Trust II

The beneficial interests in Trust II are represented by an unlimited number of transferable shares of beneficial interest, $.00001 par value per share, of one or more series. The Amended and Restated Agreement and Declaration of Trust of Trust II permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each series. Currently, the Trustees of Trust II have established and designated 29 series, all of which are currently being offered. Each series of shares represents the beneficial interest in a separate Portfolio of Trust II, which is separately managed and has its own investment objective and policies. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by Trust II. In addition, there are no preference, preemptive, conversion, exchange or similar rights, and shares are freely transferable. Shares do not have cumulative voting rights.

The assets received from the sale of shares of a Trust II Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Trust II Portfolio are required to be segregated on Trust II’s books of account and are to be charged with the expenses with respect to that Portfolio. Subject to each class’s expenses, each Trust II Portfolio’s issued and outstanding shares participate equally in dividends and distributions declared by such Portfolio and receive a portion (divided equally among all of the Portfolio’s outstanding shares) of the Portfolio’s assets (less liabilities) if the Portfolio is liquidated or dissolved. Liabilities which are not clearly assignable to a Trust II Portfolio will be allocated by or under the direction of the Trustees of Trust II in such manner as the

Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Trust II Portfolio and the other Trust II Portfolios. In the unlikely event that any Trust II Portfolio has liabilities in excess of its assets, the other Trust II Portfolios may be held responsible for the excess liabilities.

Each Trust II Portfolio is classified under the 1940 Act as “diversified”.

Trust II is authorized to issue six classes of shares (Class A, Class B, Class D, Class E, Class F and Class G) on behalf of each Trust II Portfolio. The Summary Prospectus and Prospectus for each Trust II Portfolio describe the classes of shares currently being offered. Shares of each class of a Trust II Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under Trust II’s distribution and services plan adopted pursuant to Rule 12b-1 under the 1940 Act. Shareholders of each Trust II Portfolio are entitled to receive dividends and other amounts as determined by the Board of Trustees of Trust II.

Control Persons and Principal Holders of the Shares of Trust II

Trust II continuously offers its shares to separate accounts of insurance companies as a funding vehicle for the variable life insurance policies and/or variable annuity contracts offered by such insurance companies. As of March 31, 2018, 100% of the outstanding voting securities of Trust II were owned by separate accounts of Metropolitan Life Insurance Company, New England Life Insurance Company, Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY, Metropolitan Tower Life Insurance Company, and/or General American Life Insurance Company (or any affiliate of any such company), and may, from time to time, be owned by those separate accounts or the separate accounts and general accounts of such companies (or any affiliate of any such company). Therefore, as of March 31, 2018, Metropolitan Life Insurance Company, New England Life Insurance Company, Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY, Metropolitan Tower Life Insurance Company and General American Life Insurance Company were each presumed to be in control (as that term is defined in the 1940 Act) of Trust II. A shareholder who beneficially owns more than 25% of a Portfolio’s shares is presumed to “control” the Portfolio as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of a Portfolio’s outstanding shares may be able to approve proposals, or prevent approval of proposals, without regard to votes by other Portfolio shareholders.

As of March 31, 2018, the Contract owners listed below were entitled to give voting instructions regarding 5% or more of a class of a Trust II Portfolio’s outstanding shares. Each Contract owner’s address is c/o Brighthouse Funds Trust II, One Financial Center, Boston, Massachusetts 02111.

Trust II Portfolio—Class	Percentage of Class
MetLife Stock Index—Class G
Gloria E. Kirwan	14.65%

MFS Total Return—Class E
Christine E. Stiefel	6.35%

T. Rowe Price Small Cap Growth—Class G
Kurt Snyder	5.49%

Shareholder Meetings and Voting Rights

Neither Trust I nor Trust II is required to hold annual meetings of shareholders and neither expects to do so. For certain purposes, a Trust is required to have a shareholder meeting. Examples of the reasons a meeting might be held are to: (a) approve certain agreements required by securities laws; (b) change fundamental investment objectives and restrictions of the Portfolios; and (c) fill vacancies on the Board of Trustees of a Trust when less than a majority of the Trustees have been elected by shareholders. Shareholders of each Portfolio of a Trust vote separately, by Portfolio, as to matters, such as changes in fundamental investment restrictions that affect only their particular Portfolio. Shareholders of each Portfolio of a Trust vote by class as to matters, such as approval of or amendments to a plan adopted pursuant to Rule 12b-1 that affects only their particular class.

Under the Amended and Restated Agreement and Declaration of Trust of each Trust, shareholders are entitled to one vote for each share, and a fractional vote for each fraction of a share, held as to any matters on which the share is entitled to vote. Cumulative voting is not permitted in the election of Trustees of a Trust.

Under the Amended and Restated Agreement and Declaration of Trust of each Trust, the Trustees may terminate the Trust, a Portfolio of the Trust, or a class of shares upon written notice to the shareholders of the Trust, such Portfolio or class, as the case may be.

Separate accounts established by the insurance companies are the legal owners of the Portfolios’ shares, and have the right to vote those shares. Owners of the variable life insurance policies and/or variable annuity contracts issued by the insurance companies have the right to instruct the insurance companies how to vote the shares of the Portfolios that are attributable to the owners’ contracts. Although Contract owners are not directly shareholders of the Portfolios, they have this right because some or all of their contract value is invested, as provided by their contracts, in one or more Portfolios. Pursuant to the current view of the SEC staff, each insurance company will vote the shares held in each separate account registered with the SEC in accordance with voting instructions received from owners of the contracts issued by that separate account. The number of shares as to which voting instructions may be given under a contract is determined by the number of full and fractional shares of a Portfolio held in a separate account with respect to that particular contract. To the extent voting privileges are granted by the issuing insurance company to unregistered separate accounts, shares for which no timely instructions are received will be voted for, voted against, or withheld from voting on any proposition in the same proportion as the shares held in that separate account for all contracts for which voting instructions are received. All shares of a Portfolio held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of each insurance company will be voted by that insurance company in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions received.

Application of CFTC Rules to the Portfolios

The Trust II and Trust I have claimed an exclusion from the definition of the term “commodity pool” under the CEA with respect to both the Trust II Portfolios and Trust I Portfolios (except the Trust I Portfolios set forth below). Therefore, none of the Trust II Portfolios and Trust I Portfolios, with the exception of the Trust I Portfolios set forth below, are subject to being regulated as commodity pools and the Adviser is not subject to being regulated as a commodity pool operator (“CPO”) with respect to those Portfolios under the CEA.

A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, a Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If a Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then BIA would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would become subject to regulation by the CFTC. Compliance with CFTC regulations may increase the Portfolio’s operating expenses.

With respect to each of the Trust I Portfolios and Subsidiaries set forth below, the Adviser is registered as a CPO with the CFTC:

Portfolio	Subsidiary
AB Global Dynamic Allocation Portfolio	AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.
AQR Global Risk Balanced Portfolio	AQR Global Risk Balanced Portfolio, Ltd.
BlackRock Global Tactical Strategies Portfolio	BlackRock Global Tactical Strategies Portfolio, Ltd.
Invesco Balanced-Risk Allocation Portfolio	Invesco Balanced-Risk Allocation Portfolio, Ltd.
JPMorgan Global Active Allocation Portfolio	JPMorgan Global Active Allocation Portfolio, Ltd.
PanAgora Global Diversified Risk Portfolio	PanAgora Global Diversified Risk Portfolio, Ltd.
Schroders Global Multi-Asset Portfolio	Schroders Global Multi-Asset Portfolio, Ltd.

The Adviser and these Portfolios and Subsidiaries are subject to regulation by the CFTC under the CEA. Consequently, the Adviser and these Portfolios and Subsidiaries are required to comply with applicable CFTC disclosure, reporting, and recordkeeping requirements. The disclosure, reporting and, recordkeeping requirements associated with registration with the CFTC as a CPO would ordinarily be in addition to those requirements already imposed onto the Portfolios and the Adviser by the SEC. In August of 2013, the CFTC issued a rule (“Harmonization Rule”) that harmonizes certain of the CFTC’s compliance obligations with those of the SEC in order to facilitate compliance with both regulatory regimes. Under the Harmonization Rule, a registered investment company may elect to comply with certain CFTC obligations by agreeing to comply with certain SEC disclosure, reporting, and recordkeeping requirements.

The Trust I Portfolios listed above have elected to comply with certain CFTC disclosure, reporting, and recordkeeping requirements through their compliance with applicable SEC requirements. Similarly, if the Adviser were to become subject to regulation as a CPO with respect to a Trust II Portfolio or any other Trust I Portfolio, it is anticipated that such Portfolio would elect to comply with certain CFTC disclosure, reporting, and recordkeeping requirements through its compliance with applicable SEC requirements.

Monitoring for Material Irreconcilable Conflicts

Currently, shares of the Trusts are available only to separate accounts of insurance companies, including insurance companies affiliated with BIA, as an investment vehicle for variable life insurance or variable annuity products. Shares of the Trusts may be offered to other separate accounts of other insurers in the future.

A potential for certain conflicts of interest exists between the interests of variable life insurance contract owners and variable annuity contract owners. Pursuant to conditions imposed in connection with an exemptive order issued by the SEC, each Trust’s Board of Trustees has an obligation to monitor events to identify conflicts that may arise from the sale of shares to both variable life insurance and variable annuity separate accounts or to separate accounts of insurance companies not affiliated with Brighthouse Life Insurance Company. Such events might include changes in state insurance law or U.S. federal income tax law, changes in investment management of any Portfolio of a Trust or differences between voting instructions given by variable life insurance and variable annuity contract owners. Through its Participation Agreement with a Trust, each insurance company investing in the Trust is responsible for monitoring and reporting any such conflicts to the Trust and for proposing and executing any necessary remedial action. The Board of Trustees of each Trust has an obligation to determine whether such proposed action adequately remedies any such conflicts.

FINANCIAL STATEMENTS

The financial statements of the Trust I Portfolios, including the notes to the financial statements, the financial highlights, and the reports of the Trust I Portfolios’ independent registered public accounting firm, all of which are included in the Annual Reports of Trust I for the fiscal year ended December 31, 2017 and as filed with the SEC on March 6, 2018 (SEC Accession No. 0001193125-18-072161), are all incorporated by reference herein and are legally considered to be a part of this SAI. The financial statements of the Trust II Portfolios, including the notes to the financial statements, the financial highlights, and the reports of the Trust II Portfolios’ independent registered public accounting firm, all of which are included in the Annual Reports of Trust II for the fiscal year ended December 31, 2017 and as filed with the SEC on March 6, 2018 (SEC Accession No. 0001193125-18-072204), are all incorporated by reference herein and are legally considered to be a part of this SAI.

APPENDIX A — DESCRIPTION OF SECURITY RATINGS

Moody’s Investors Service, Inc.

Global Long-Term Obligation Ratings

Ratings assigned on Moody’s global long-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa

Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

Baa

Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa

Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

Ca

Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

A-1

C

Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Global Short-Term Ratings

Ratings assigned on Moody’s global short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated “Prime-1” have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated “Prime-2” have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated “Prime-3” have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and

A-2

the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

S&P Global Ratings

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the financial obligation, and the imputed promise; and

•

Protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

A-3

AA

An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

A-4

CC

An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D

An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation, are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-)

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. These categories are as follows:

A-1

A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-5

A-3

A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B

A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D

A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Dual Ratings

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, “AAA/A-1+” or “A-1+/A-1”). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, “SP-1+/A-1+”).

Active Qualifiers (Currently applied and/or outstanding)

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

L

Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

A-6

p

This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

prelim

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•

Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•

Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•

Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

cir

This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

A-7

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated that the rating was contingent upon S&P Global Ratings receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

G

The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

pi

This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore, could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

pr

The letters “pr” indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

q

A “q” subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The “r” modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an “r” modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the “r” modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

A-8

Municipal Short-Term Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Fitch Ratings, Inc.

Corporate Finance Obligations

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

One notable exception to corporate finance obligations is for debtor-in-possession (“DIP”) obligations, the ratings of which consider the obligations’ relative vulnerability to default. When DIP obligation ratings are assigned, there is no corresponding Issuer Default Rating (“IDR”) as the issuer is already in bankruptcy, so the relationship between IDR and obligation rating does not exist and the table that explains the difference between performing and non-performing obligations is also not relevant. Further, the section below on Recovery Ratings is not used for DIP obligations.

The relationship between the issuer scale and obligation scale assumes a generic historical average recovery. Individual obligations can be assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR, based on their relative ranking or based on explicit Recovery Ratings.

A-9

As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR. At the lower end of the ratings scale, Fitch publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

Investment Grade

AAA: Highest credit quality

“AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality

“AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality

“A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality

“BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative

“BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative

“B” ratings indicate that material credit risk is present†.

CCC: Substantial credit risk

“CCC” ratings indicate that substantial credit risk is present†.

A-10

CC: Very high levels of credit risk

“CC” ratings indicate very high levels of credit risk†.

C: Exceptionally high levels of credit risk

“C” indicates exceptionally high levels of credit risk.

Note:

The ratings of corporate finance obligations are linked to the IDRs in the case of low speculative grade issuers via the Recovery Ratings. For details on Recovery Ratings, please see the section Recovery Ratings below. For performing obligations, the obligation rating represents the risk of default and takes into account the effect of expected recoveries on the credit risk should a default occur.

If the obligation rating is higher than the rating of the issuer, this indicates above average recovery expectations in the event of default. If the obligations rating is lower than the rating of the issuer, this indicates low expected recoveries should default occur.

Ratings in the categories of ‘B’, ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

The table below provides a summary of the possible interpretations of low speculative grade obligations ratings in corporate finance, differentiated by performing obligations and non-performing obligations or issuers.

Obligation Rating	Performing Obligation	Non-performing Obligation
B Category

Default risk is commensurate with an Issuer Default Rating (“IDR”) in the ranges “BB” to “C”. For issuers with an IDR below “B”, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.

For issuers with an IDR above “B”, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.

The obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of “RR1”.

CCC Category

Default risk is commensurate with an IDR in the ranges “B” to “C”.

For issuers with an IDR below “CCC”, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.

For issuers with an IDR above “CCC”, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.

The obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of “RR2”.

A-11

Obligation Rating	Performing Obligation	Non-performing Obligation
CC Category

Default risk is commensurate with an IDR in the ranges “B” to “C”.

For issuers with an IDR below “CC”, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.

For issuers with an IDR above “CC”, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.

The obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of “RR3”.

C Category	Default risk is commensurate with an IDR in the ranges “B” to “C”. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.	The obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of “RR4”, “RR5” or “RR6”.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

The subscript “emr” is appended to a rating to denote embedded market risk that is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations, most frequently for individual obligations of corporate finance issuers with IDRs in speculative grade categories.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based on the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages and analytical judgement, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding Recovery Prospects Given Default

“RR1” rated securities have characteristics consistent with securities historically recovering 91%–100% of current principal and related interest.

A-12

RR2: Superior Recovery Prospects Given Default

“RR2” rated securities have characteristics consistent with securities historically recovering 71%–90% of current principal and related interest.

RR3: Good Recovery Prospects Given Default

“RR3” rated securities have characteristics consistent with securities historically recovering 51%–70% of current principal and related interest.

RR4: Average Recovery Prospects Given Default

“RR4” rated securities have characteristics consistent with securities historically recovering 31%–50% of current principal and related interest.

RR5: Below Average Recovery Prospects Given Default

“RR5” rated securities have characteristics consistent with securities historically recovering 11%–30% of current principal and related interest.

RR6: Poor Recovery Prospects Given Default

“RR6” rated securities have characteristics consistent with securities historically recovering 0%–10% of current principal and related interest.

Short-Term Ratings Assigned to Issuers and Obligations

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality

Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality

Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality

The intrinsic capacity for timely payment of financial commitments is adequate.

A-13

B: Speculative short-term credit quality

Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk

Default is a real possibility.

RD: Restricted default

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default

Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-14

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Trusts:

Brighthouse Funds Trust I

Brighthouse Funds Trust II

Adviser:

Brighthouse Investment Advisers, LLC

Subadvisers:

Aberdeen Asset Managers Limited

AllianceBernstein L.P.

AQR Capital Management, LLC

Artisan Partners Limited Partnership

Baillie Gifford Overseas Limited

BlackRock Advisors, LLC

BlackRock Financial Management, Inc.

CBRE Clarion Securities LLC

ClearBridge Investments, LLC

Delaware Investments Fund Advisers

Dimensional Fund Advisors LP

Eaton Vance Management

FIAM LLC

Franklin Advisers, Inc.

Frontier Capital Management Company, LLC

Harris Associates L.P.

Invesco Advisers, Inc.

Jennison Associates LLC

J.P. Morgan Investment Management Inc.

Loomis, Sayles & Company, L.P.

Massachusetts Financial Services Company

MetLife Investment Advisors, LLC

Morgan Stanley Investment Management Inc.

Neuberger Berman Investment Advisers LLC

OppenheimerFunds, Inc.

Pacific Investment Management Company LLC

PanAgora Asset Management, Inc.

Schroder Investment Management North America Inc.

SSGA Funds Management, Inc.

TCW Investment Management Company LLC

T. Rowe Price Associates, Inc.

Van Eck Associates Corporation

Victory Capital Management Inc.

Wellington Management Company LLP

Wells Capital Management Incorporated

Western Asset Management Company

Brighthouse Funds Trust I and

Brighthouse Funds Trust II

Compliance Program

BRIGHTHOUSE FUNDS:

Brighthouse Funds Trust I

Brighthouse Funds Trust II

Proxy Voting Policies and Procedures

POLICY:

BIA serves as the investment adviser to the Trusts’ Portfolios. BIA is responsible for the selection and ongoing monitoring of the Subadvisers who provide the day-to-day portfolio management for each Portfolio, with the exception of the (i) Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Asset Allocation 80 Portfolio and Brighthouse Asset Allocation 100 Portfolio (collectively, the “Met Asset Allocation Portfolios”); (ii) American Funds Moderate Allocation Portfolio, American Funds Balanced Allocation Portfolio and American Funds Growth Allocation Portfolio (the “American Funds Allocation Portfolios” and together with the “Met Asset Allocation Portfolios,” the “Asset Allocation Portfolios”); and (iii) American Funds Growth Portfolio (the “American Funds Master-Feeder Portfolio”), for which BIA is responsible for portfolio management. The Asset Allocation Portfolios are each referred to below as a “Fund-of-Funds” and collectively, as the “Funds of Funds.”

The Trusts have delegated the proxy voting responsibilities with respect to each Portfolio, except for the Funds-of-Funds and the American Funds Master-Feeder Portfolio, to the applicable Subadvisers. The primary focus of the Trusts’ proxy voting program, therefore, is to seek to ensure that the Subadvisers have adequate proxy voting policies and procedures in place and to monitor each Subadviser’s compliance with these policies and procedures. The Trusts are committed to ensuring that proxies relating to the securities held in the Portfolios are voted in the best interests of the Trusts’ shareholders. The following procedures have been established to implement the Trusts’ proxy voting program. These policies and procedures may be amended from time-to-time based on experience, new portfolios, as well as changing environments, especially as new and/or differing laws and regulations are promulgated.

PROCEDURES:

As part of its ongoing due diligence and compliance responsibilities, BIA shall seek to ensure that each Subadviser maintains proxy voting policies and procedures that are reasonably designed to comply with applicable laws and regulations. BIA Compliance shall review each Subadviser’s proxy voting policies and procedures (including any proxy voting guidelines) in connection with the initial selection of the Subadviser to manage a Portfolio and monitor the implementation of each Subadviser’s proxy voting policies and procedures as part of our Subadviser oversight (at least annually).

Voting of Proxies

All Portfolios (except the Funds-of-Funds and the American Funds Master-Feeder Portfolio)	If a Portfolio, other than a Fund-of-Funds or the American Funds Master-Feeder Portfolio, receives a proxy with respect to a holding in that Portfolio, such proxy shall be voted by the Subadviser in accordance with its proxy voting policies and procedures.

3

Funds-of-Funds

BIA serves as the sole investment adviser to:

1.  Met Asset Allocation Portfolios, each of which invests in other portfolios of the Trusts (the “Brighthouse Underlying Portfolios”); and

2.  American Funds Asset Allocation Portfolio, which invests in other portfolios of the American Funds Insurance Series (collectively, the “American Funds Underlying Portfolios”);

Brighthouse Underlying Portfolios and the American Funds Underlying Portfolios are each referred to below as an “Underlying Portfolio” and collectively, as the “Underlying Portfolios.”

If a Fund-of-Funds receives a proxy relating to one of the Underlying Portfolios of which it holds shares, BIA on behalf of the Fund-of-Funds, shall vote such proxy in the same proportion as the vote of other contract owners of the Underlying Portfolio with respect to a particular proposal.

American Funds Master-Feeder Portfolio	The American Funds Master-Feeder Portfolio (“Feeder Fund”) invests its assets in a series of the American Funds Insurance Series (collectively, the “Master Funds”).[1] Each Trust has delegated the proxy voting responsibilities with respect to the Feeder Fund to BIA. When the Feeder Fund receives a proxy from its corresponding Master Fund, BIA on behalf of the Feeder Fund shall vote the shares in the same proportion as the vote of other shareholders of the Master Fund with respect to a particular proposal.

Subadvisers’ Proxy Voting Policies and Procedures

Each Subadviser shall be required to maintain proxy voting policies and procedures that satisfy the following elements:

A)	Written Policies and Procedures: The Subadviser must maintain written proxy voting policies and procedures in accordance with applicable laws and regulations and must provide copies of such policies and procedures to the Trusts and BIA upon request.

B)	Fiduciary Duty: The Subadviser’s policies and procedures must be reasonably designed to ensure that the Subadviser votes client securities in the best interest of its clients.

C)	Conflicts of Interest: The Subadviser’s policies and procedures must include appropriate procedures to identify and resolve, as necessary, all material proxy-related conflicts of interest between the Subadviser (including its affiliates) and its clients before voting client proxies.

[1]	If the American Funds Master-Feeder Portfolio no longer invests its assets in a Master Fund, BIA would be the investment adviser to the Portfolio pursuant to a stand-by advisory agreement approved by the Board.

4

D)	Voting Guidelines: The Subadviser’s policies and procedures must address with reasonable specificity how the Subadviser shall vote proxies, or what factors it will take into account, when voting on particular types of matters, e.g., corporate governance proposals, compensation issues and matters involving social or corporate responsibility.

E)	Monitoring Proxy Voting: The Subadviser must have an established system and/or process that is reasonably designed to ensure that proxies are voted on behalf of its clients in a timely and efficient manner.

F)	Record Retention and Inspection: The Subadviser must have an established system for creating and retaining all appropriate documentation relating to its proxy voting activities as required by applicable laws and regulations. The Subadviser must provide to the Trusts and BIA such information and records with respect to proxies relating to the Trusts’ Portfolio securities as required by law (e.g., in connection wih the Trusts’ annual filings on Form N-PX) and as the Trusts or BIA may reasonably request.

RESPONSIBILITY:

Disclosure of Trusts’ Proxy Voting Policies and Procedures and Voting Record

BIA, on behalf of the Trusts, shall take reasonable steps as necessary to seek to ensure that each Trust complies with all applicable laws and regulations relating to disclosure of the Trust’s proxy voting policies and procedures and its proxy voting record. BIA Legal (including, at its option, through third-party service providers) shall monitor the implementation of the Trusts’ proxy policy and procedures to reasonably ensure that the actual proxy voting record of BIA and the Subadvisers with respect to the Trusts’ portfolio securities are collected, processed and filed with the SEC and delivered to the Trusts’ shareholders, as applicable, in a timely and efficient manner and as required by applicable laws and regulations.

Reports to Trusts’ Board

BIA Legal shall periodically (but not less frequently than annually) report to the Board with respect to the Trusts’ implementation of its proxy voting program, including summary information with respect to the proxy voting record of BIA and the Subadvisers with respect to the Portfolio securities of each Trust, and any other information requested by the Board.

EFFECTIVE AS OF:        May 22, 2012

AMENDED AS OF:          April 29, 2013; January 3, 2017

5

Brighthouse Investment Advisers, LLC

Compliance Program

BRIGHTHOUSE INVESTMENT ADVISERS, LLC (“BIA”)

Proxy Voting Policy

POLICY: It is BIA’s policy to seek to ensure that proxies are voted in the best interests of its clients. Brighthouse Funds Trust I and Brighthouse Funds Trust II (together, the “Trusts”) believe that each Subadviser who performs investment advisory services for a Trust Portfolio is in the best position and has the necessary information to vote proxies in the best interest of a Portfolio and its shareholders, subject to the continuing oversight of the Board and BIA.

PROCEDURES:

For all Portfolios other than the Asset Allocation Portfolios, the American Funds Allocation Portfolios, and the American Funds Master-Feeder Portfolio,

•	Each Subadviser’s proxy voting policies and procedures must satisfy at a minimum the following requirements:

•

Written policies and procedures. Each Subadviser must maintain written proxy voting policies and procedures in accordance with applicable laws and regulations and provide BIA with copies of such policies and procedures (or a summary thereof) for inclusion as an exhibit to the Trusts’ statement of additional information.

•	Fiduciary duty. Each Subadviser’s policies and procedures must be reasonably designed to ensure that the Subadviser votes securities in the best interests of its clients.

•

Conflicts of interest. Each Subadviser’s policies and procedures must include appropriate procedures to identify and resolve as necessary all material proxy-related conflicts of interest between the Subadviser (including such Subadviser’s affiliates) and its clients before voting client proxies.

•	Voting guidelines. Each Subadviser’s policies and procedures must address how the Subadviser will vote proxies and what factors it will take into account when voting on particular types of matters.

•	Monitoring proxy voting. Each Subadviser must have an established system that is reasonably designed to ensure that proxies are voted on behalf of its clients in a timely and efficient manner.

•

Record retention and inspection. Each Subadviser must have an established system for creating and retaining all appropriate documentation relating to its proxy voting activities as required by applicable laws and regulations. Each Subadviser must provide to BIA such information and records with respect to proxies relating to the Fund’s Portfolio securities as BIA may reasonably request.

For the Asset Allocation Portfolios, the American Funds Allocation Portfolio, and the American Funds Master-Feeder Portfolio,

•

BIA serves as the sole investment adviser to the Asset Allocation Portfolios (a “Fund of Funds”), each of which invests in other Trust Portfolios (“Underlying Portfolios”). The Trusts have delegated the proxy voting responsibilities with respect to each of the Portfolios to BIA. Because BIA views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the

7

proxy voting responsibilities with respect to each of the portfolios to the applicable portfolio adviser. BIA will vote proxies relating to shares of an Underlying Portfolio held by a Fund of Funds in the same proportion as the vote of the other contract owners of the Underlying Portfolio with respect to a particular proposal.

•

BIA serves as the sole investment adviser to the American Funds Allocation Portfolios, (each a “Fund-of-Funds”), each of which invest in other portfolios of the American Funds Insurance Series (collectively, the “American Funds Underlying Portfolios”). The Trusts’ have delegated the proxy voting responsibilities with respect to each of the Portfolios to BIA. Because BIA views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each of the Portfolios to the applicable Portfolio adviser. BIA will vote proxies relating to shares of an American Funds Underlying Portfolio held by the Fund-of-Funds in the best interest of the shareholders.

•

BIA serves as the sole investment adviser to the American Funds Master-Feeder Portfolio, (a “Feeder Fund”), which invests its assets in a series of the American Funds Insurance Series (collectively, the “Master Funds”). The Trusts have delegated the proxy voting responsibilities with respect to the Feeder Fund Portfolio to BIA. Because BIA views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to the Feeder Fund Portfolio to the applicable Portfolio adviser. BIA will vote proxies relating to the shares of the Master Funds held by the Feeder Fund in the best interest of the shareholders.

RESPONSIBILITY: BIA Legal and BIA Compliance shall obtain each Subadviser’s proxy voting policies and procedures (or the summary thereof) as set forth above.

REQUIREMENTS:

•

Rule 206(4)-6 under the Advisers Act requires registered investment advisers (including subadvisers) that exercise voting authority with respect to client securities to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how the adviser addresses material conflicts that may arise between its interests and those of its clients; (b) disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and (c) describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

•

Rule 30b1-4 under the 1940 Act requires funds to file an annual report on Form N-PX not later than August 31 of each year, containing the fund’s proxy voting record for the most recent twelve-month period ended June 30.

8

•

Item 17(f) of Form N-1A requires a fund to describe the policies and procedures of its investment adviser(s) that the fund uses, or that are used on the fund’s behalf, to determine how to vote proxies relating to portfolio securities.

ADOPTED: September 15, 2004

REVISED: May 1, 2005; May 1, 2009; June 19, 2009; April 29, 2013; January 3, 2017

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Aberdeen Asset Managers Limited

PROXY VOTING POLICIES AND PROCEDURES

Aberdeen U.S. Registered Advisers

Summary of Proxy Voting Guidelines

as of June 1, 2017

Aberdeen and its affiliated U.S. registered advisers (the “Aberdeen Advisers”) have adopted a proxy voting policy. The proxy voting policy is designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interests of clients.

Voting decisions are made by the Aberdeen Advisers investment managers and are based on their knowledge of the company and discussions with management – Aberdeen Advisers’ investment managers consider explanations from companies about their compliance with relevant corporate governance codes and may refer to independent research from voting advisory services in reaching a voting decision. Where contentious issues arise in relation to motions put before a shareholders’ meeting, Aberdeen Advisers will usually contact the management of the company to exchange views and give management the opportunity to articulate its position. The long term nature of the relationships that we develop with investee company boards should enable us to deal with any concerns that we may have over strategy, the management of risk or governance practices directly with the chairman or senior independent director. In circumstances where this approach is unsuccessful, Aberdeen Advisers are prepared to escalate their intervention by expressing their concerns through the company’s advisers, through interaction with other shareholders or attending and speaking at General Meetings.

As an independent asset manager, Aberdeen is free of many of the conflicts of interest that can compromise the implementation of a rigorous and objective proxy voting policy. However, in managing third party money on behalf of clients, there are a limited number of situations where potential conflicts of interest could arise in the context of proxy voting. One case is where funds are invested in companies that are either clients or related parties of clients. Another case is where one fund managed by Aberdeen invests in other funds managed by Aberdeen.

For cases involving potential conflicts of interest, Aberdeen Advisers have implemented procedures to ensure the appropriate handling of proxy voting decisions. The guiding principle of Aberdeen Advisers’ conflicts of interest policy is simple – to exercise our right to vote in the best interests of the clients on whose behalf we are managing funds.

The first step is to identify any significant potential conflicts of interest in advance by highlighting those stocks where a potential conflict may arise. These stocks are recorded in a conflicts of interest database.

The provisional voting decision made by a fund manager or other individual will be compared against any third party proxy voting research or recommendations. For those cases where there is a contentious issue, including among others those cases where there is a difference between the provisional voting decision and the third party voting recommendation, the rationale will need to be more detailed than in a standard case. The process for handling these cases will be overseen by the designated corporate governance specialist, but in active portfolios the final decision on contentious proxy voting matters rests with the respective regional head of equities.

This policy has been developed by the Aberdeen corporate governance working group. The implementation of this policy, along with the conflicts of interest database, will be reviewed periodically by the group.

11

AllianceBernstein L.P.

PROXY VOTING AND GOVERNANCE POLICY

1

EXHIBITS

+	Proxy Voting and Governance Committee Members
+	Proxy Voting Guideline Summary
+	Proxy Voting Conflict of Interest Form
+	Statement of Policy Regarding Responsible Investment

PROXY VOTING AND GOVERNANCE POLICY	2

1.	INTRODUCTION

As an investment adviser, we are shareholder advocates and have a fiduciary duty to make investment decisions that are in our clients’ best interests by maximizing the value of their shares. Proxy voting is an integral part of this process, through which we support strong corporate governance structures, shareholder rights, and transparency.

We have an obligation to vote proxies in a timely manner and we apply the principles in this policy to our proxy decisions. We believe a company’s environmental, social and governance (“ESG”) practices may have a significant effect on the value of the company, and we take these factors into consideration when voting. For additional information regarding our ESG policies and practices, please refer to our firm’s Statement of Policy Regarding Responsible Investment (“RI Policy”).

This Proxy Voting and Governance Policy (“Proxy Voting and Governance Policy” or “Policy”), which outlines our policies for proxy voting and includes a wide range of issues that often appear on proxies, applies to all of AB’s investment management subsidiaries and investment services groups investing on behalf of clients globally. It is intended for use by those involved in the proxy voting decision-making process and those responsible for the administration of proxy voting (“Proxy Managers”), in order to ensure that our proxy voting policies and procedures are implemented consistently.

We sometimes manage accounts where proxy voting is directed by clients or newly-acquired subsidiary companies. In these cases, voting decisions may deviate from this Policy.

2.	RESEARCH UNDERPINS DECISION MAKING

As a research-driven firm, we approach our proxy voting responsibilities with the same commitment to rigorous research and engagement that we apply to all of our investment activities. The different investment philosophies utilized by our investment teams may occasionally result in different conclusions being drawn regarding certain proposals and, in turn, may result in the Proxy Manager making different voting decisions on the same proposal. Nevertheless, the Proxy Manager votes proxies with the goal of maximizing the value of the securities in client portfolios.

In addition to our firm-wide proxy voting policies, we have a Proxy Voting and Governance Committee (“Proxy Voting and Governance Committee” or “Committee”), which provides oversight and includes senior investment professionals from Equities, Legal personnel and Operations personnel. It is the responsibility of the Committee to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to consider changes in policy, and to review the Policy no less frequently than annually. In addition, the Committee meets at least three times a year and as necessary to address special situations.

RESEARCH SERVICES

We subscribe to the corporate governance and proxy research services of Institutional Shareholder Services Inc. (“ISS”). All our investment professionals can access these materials via the Proxy Manager and/or the Committee.

ENGAGEMENT

In evaluating proxy issues and determining our votes, we welcome and seek out the points of view of various parties. Internally, the Proxy Manager may consult the Committee, Chief Investment Officers, Portfolio Managers, and/or Research Analysts across our equities platforms, and Portfolio Managers in who’s managed accounts a stock is held. Externally, we may engage with companies in advance of their Annual General Meeting, and throughout the year. We believe engagement provides the opportunity to share our philosophy, our corporate governance values, and more importantly, affect positive change. Also, these meetings often are joint efforts between the investment professionals, who are best positioned to comment on company-specific details,

PROXY VOTING AND GOVERNANCE POLICY	3

and the Proxy Manager(s), who offer a more holistic view of governance practices and relevant trends. In addition, we engage with shareholder proposal proponents and other stakeholders to understand different viewpoints and objectives.

3.	PROXY VOTING GUIDELINES

Our proxy voting guidelines are both principles-based and rules-based. We adhere to a core set of principles that are described in this Policy. We assess each proxy proposal in light of these principles. Our proxy voting “litmus test” will always be what we view as most likely to maximize long-term shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation generally should rest with the board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders.

With this as a backdrop, our proxy voting guidelines pertaining to specific issues are set forth below. We generally vote proposals in accordance with these guidelines but, consistent with our “principles-based” approach to proxy voting, we may deviate from the guidelines if warranted by the specific facts and circumstances of the situation (i.e., if, under the circumstances, we believe that deviating from our stated policy is necessary to help maximize long-term shareholder value). In addition, these guidelines are not intended to address all issues that may appear on all proxy ballots. We will evaluate on a case-by-case basis any proposal not specifically addressed by these guidelines, whether submitted by management or shareholders, always keeping in mind our fiduciary duty to make voting decisions that, by maximizing long-term shareholder value, are in our clients’ best interests.

3.1	BOARD AND DIRECTOR PROPOSALS

1. Board Diversity (SHP)	CASE-BY-CASE

Board diversity is increasingly an important topic. In a number of European countries, legislation requires a quota of female directors. Other European countries have a comply-or-explain policy. We believe boards should develop, as a part of their refreshment and refreshment process, a framework for identifying diverse candidates. We believe diversity is broader than gender and should also take into consideration factors such as business experience, background, ethnicity, tenure and nationality. We evaluate these proposals on a case-by-case basis while examining a board’s current diversity profile and approach, and if there are other general governance concerns.

2. Establish New Board Committees and Elect Board Members with Specific Expertise (SHP)	CASE-BY-CASE

We believe that establishing committees should be the prerogative of a well-functioning board of directors. However, we may support shareholder proposals to establish additional board committees to address specific shareholder issues, including ESG issues. We consider on a case-by-case basis proposals that require the addition of a board member with a specific area of expertise.

3. Changes in Board Structure and Amending the Articles of Incorporation	FOR

Companies may propose various provisions with respect to the structure of the board of directors, including changing the manner in which board vacancies are filled, directors are nominated and the number of directors. Such proposals may require amending the charter or by-laws or may otherwise require shareholder approval. When these proposals are not controversial or meant as an anti-takeover device, which is generally the case, we vote in their favor. However, if we believe a proposal is intended as an anti-takeover device and diminishes shareholder rights, we generally vote against.

We may vote against directors for amending by-laws without seeking shareholder approval and/or restricting or diminishing shareholder rights.

PROXY VOTING AND GOVERNANCE POLICY	4

4. Classified Boards	AGAINST

A classified board typically is divided into three separate classes. Each class holds office for a term of two or three years. Only a portion of the board can be elected or replaced each year. Because this type of proposal has fundamental anti-takeover implications, we generally oppose the adoption of classified boards unless there is a justifiable financial reason or an adequate sunset provision exists. However, where a classified board already exists, we will not oppose directors who sit on such boards for that reason. We may also vote against directors that fail to implement shareholder approved proposals to declassify boards that we previously supported.

5. Director Liability and Indemnification	CASE-BY-CASE

Some companies argue that increased indemnification and decreased liability for directors are important to ensure the continued availability of competent directors. However, others argue that the risk of such personal liability minimizes the propensity for corruption and recklessness.

We generally support indemnification provisions that are consistent with the local jurisdiction in which the company has been formed. We vote in favor of proposals adopting indemnification for directors with respect to acts conducted in the normal course of business. We also vote in favor of proposals that expand coverage for directors and officers where, despite an unsuccessful legal defense, we believe the director or officer acted in good faith and in the best interests of the company. We oppose indemnification for gross negligence.

6. Disclose CEO Succession Plan (SHP)	FOR

Proposals like these are often suggested by shareholders of companies with long-tenured CEOs and/or high employee turnover rates. Even though some markets might not require the disclosure of a CEO succession plan, we do think it is good business practice and will support these proposals.

7. Election of Directors	FOR

The election of directors is an important vote. We expect directors to represent shareholder interests at the company and maximize shareholder value. We generally vote in favor of the management-proposed slate of directors while considering a number of factors, including local market best practice. We believe companies should have a majority of independent directors and independent key committees. However, we will incorporate local market regulation and corporate governance codes into our decision making. We may support more progressive requirements than those implemented in a local market if we believe more progressive requirements may improve corporate governance practices. We will generally regard a director as independent if the director satisfies the criteria for independence (i) espoused by the primary exchange on which the company’s shares are traded, or (ii) set forth in the code we determine to be best practice in the country where the subject company is domiciled and may take into account affiliations, related-party transactions and prior service to the company,. We consider the election of directors who are “bundled” on a single slate to be a poor governance practice and vote on a case-by-case basis considering the amount of information available and an assessment of the group’s qualifications.

In addition:

+	We believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may vote against directors (or withhold votes for directors if plurality voting applies) who fail to act on key issues. We oppose directors who fail to attend at least 75% of board meetings within a given year without a reasonable excuse.
+	We may consider the number of boards on which a director sits and/or their length of service on a particular board.
+	We may abstain or vote against (depending on a company’s history of disclosure in this regard) directors of issuers where there is insufficient information about the nominees disclosed in the proxy statement.
+	We may vote against directors for poor compensation, audit or governance practices including the lack of a formal key committee.
+	We may vote against directors for unilateral bylaw amendments that diminish shareholder rights.

PROXY VOTING AND GOVERNANCE POLICY	5

We also may consider engaging company management (by phone, in writing and in person), until any issues have been satisfactorily resolved.

a. Controlled Company Exemption	CASE-BY-CASE

In certain markets, a different standard for director independence may be applicable for controlled companies, which are companies where more than 50% of the voting power is held by an individual, group or another company, or as otherwise defined by local market standards. We may take these local standards into consideration when determining the appropriate level of independence required for the board and key committees.

Exchanges in certain jurisdictions do not have a controlled company exemption (or something similar). In such a jurisdiction, if a company has a majority shareholder or group of related majority shareholders with a majority economic interest, we generally will not oppose that company’s directors simply because the board does not include a majority of independent members, although we may take local standards into consideration when determining the appropriate level of independence required for the board and key committees. We will, however, consider these directors in a negative light if the company has a history of violating the rights of minority shareholders.

b. Voting for Director Nominees in a Contested Election	CASE-BY-CASE

Votes in a contested election of directors are evaluated on a case-by-case basis with the goal of maximizing shareholder value.

8. Independent Lead Director (SHP)	FOR

We support shareholder proposals that request a company to amend its by-laws to establish an independent lead director, if the position of chairman is non-independent. We view the existence of a strong independent lead director, whose role is robust and includes clearly defined duties and responsibilities, such as the authority to call meetings and approve agendas, as a good example of the sufficient counter-balancing governance. If a company has such an independent lead director in place, we will generally oppose a proposal to require an independent board chairman, barring any additional board leadership concerns.

9. Limit Term of Directorship (SHP)	CASE-BY-CASE

These proposals seek to limit the term during which a director may serve on a board to a set number of years.

Accounting for local market practice, we generally consider a number of factors, such as overall level of board independence, director qualifications, tenure, board diversity and board effectiveness in representing our interests as shareholders, in assessing whether limiting directorship terms is in shareholders’ best interests. Accordingly, we evaluate these items case-by-case.

10. Majority of Independent[1] Directors (SHP)	FOR

Each company’s board of directors has a duty to act in the best interest of the company’s shareholders at all times. We believe that these interests are best served by having directors who bring objectivity to the company and are free from potential conflicts of interests. Accordingly, we support proposals seeking a majority of independent directors on the board while taking into consideration local market regulation and corporate governance codes.

1 For purposes of this Policy, generally, we will consider a director independent if the director satisfies the independence definition set forth in the listing standards of the exchange on which the common stock is listed. However, we may deem local independence classification criteria insufficient.

PROXY VOTING AND GOVERNANCE POLICY	6

11. Majority of Independent Directors on Key Committees (SHP)	FOR

In order to ensure that those who evaluate management’s performance, recruit directors and set management’s compensation are free from conflicts of interests, we believe that the audit2, nominating/governance, and compensation committees should be composed of a majority of independent directors while taking into consideration local market regulation, corporate governance codes, and controlled company status.

12. Majority Votes for Directors (SHP)	FOR

We believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company. This objective is strengthened if directors are elected by a majority of votes cast at an annual meeting rather than by the plurality method commonly used. With plurality voting a director could be elected by a single affirmative vote even if the rest of the votes were withheld.

We further believe that majority voting provisions will lead to greater director accountability. Therefore, we support shareholder proposals that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast, provided the proposal includes a carve-out to provide for plurality voting in contested elections where the number of nominees exceeds the number of directors to be elected.

13. Removal of Directors Without Cause (SHP)	FOR

Company by-laws sometimes define cause very narrowly, including only conditions of criminal indictment, final adverse adjudication that fiduciary duties were breached or incapacitation, while also providing shareholders with the right to remove directors only upon “cause”.

We believe that the circumstances under which shareholders have the right to remove directors should not be limited to those traditionally defined by companies as “cause”. We also believe that shareholders should have the right to conduct a vote to remove directors who fail to perform in a manner consistent with their fiduciary duties or representative of shareholders’ best interests. And, while we would prefer shareholder proposals that seek to broaden the definition of “cause” to include situations like these, we generally support proposals that would provide shareholders with the right to remove directors without cause.

14. Require Independent Board Chairman (SHP)	CASE-BY-CASE

We believe there can be benefits to an executive chairman and to having the positions of chairman and CEO combined as well as split. When the chair is non-independent the company must have sufficient counter-balancing governance in place, generally through a strong independent lead director. Also, for companies with smaller market capitalizations, separate chairman and CEO positions may not be practical.

3.2	COMPENSATION PROPOSALS

15. Pro Rata Vesting of Equity Compensation Awards-Change in Control (SHP)	CASE-BY-CASE

We examine proposals on the treatment of equity awards in the event of a change in control on a case-by-case basis. If a change in control is accompanied by termination of employment, often referred to as a double-trigger, we generally support accelerated vesting of equity awards. If, however, there is no termination agreement in connection with a change in control, often referred to as a single-trigger, we generally prefer pro rata vesting of outstanding equity awards.

16. Adopt Policies to Prohibit any Death Benefits to Senior Executives (SHP)	AGAINST

We view these bundled proposals as too restrictive and conclude that blanket restrictions on any and all such benefits, including the payment of life insurance premiums for senior executives, could put a company at a competitive disadvantage.

2 Pursuant to the SEC rules, adopted pursuant to the Sarbanes-Oxley Act of 2002, as of October 31, 2004, each U.S. listed issuer must have a fully independent audit committee.

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17. Advisory Vote to Ratify Directors’ Compensation (SHP)	FOR

Similar to advisory votes on executive compensation, shareholders may request a non-binding advisory vote to approve compensation given to board members. We generally support this item.

18. Amend Executive Compensation Plan Tied to Performance (Bonus Banking) (SHP)	AGAINST

These proposals seek to force a company to amend executive compensation plans such that compensation awards tied to performance are deferred for shareholder specified and extended periods of time. As a result, awards may be adjusted downward if performance goals achieved during the vesting period are not sustained during the added deferral period.

We believe that most companies have adequate vesting schedules and clawbacks in place. Under such circumstances, we will oppose these proposals. However, if a company does not have what we believe to be adequate vesting and/or clawback requirements, we decide these proposals on a case-by-case basis.

19. Approve Remuneration for Directors and Auditors	CASE-BY-CASE

We will vote on a case-by-case basis where we are asked to approve remuneration for directors or auditors. We will generally oppose performance-based remuneration for non-executive directors as this may compromise independent oversight. However, where disclosure relating to the details of such remuneration is inadequate or provided without sufficient time for us to consider our vote, we may abstain or vote against, depending on the adequacy of the company’s prior disclosures in this regard and the local market practice.

20. Approve Retirement Bonuses for Directors (Japan and South Korea)	CASE-BY-CASE

Retirement bonuses are customary in Japan and South Korea. Companies seek approval to give the board authority to grant retirement bonuses for directors and/or auditors and to leave the exact amount of bonuses to the board’s discretion. We will analyze such proposals on a case-by-case basis, considering management’s commitment to maximizing long-term shareholder value. However, when the details of the retirement bonus are inadequate or undisclosed, we may abstain or vote against.

21. Approve Special Payments to Continuing Directors and Auditors (Japan)	CASE-BY-CASE

In conjunction with the abolition of a company’s retirement allowance system, we will generally support special payment allowances for continuing directors and auditors if there is no evidence of their independence becoming impaired. However, when the details of the special payments are inadequate or undisclosed, we may abstain or vote against.

22. Disclose Executive and Director Pay (SHP)	CASE-BY-CASE

The United States Securities and Exchange Commissions (“SEC”) has adopted rules requiring increased and/or enhanced compensation-related and corporate governance-related disclosure in proxy statements and Forms 10-K. Similar steps have been taken by regulators in foreign jurisdictions. We believe the rules enacted by the SEC and various foreign regulators generally ensure more complete and transparent disclosure. Therefore, while we will consider them on a case-by-case basis (analyzing whether there are any relevant disclosure concerns), we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules or similar rules espoused by a regulator in a foreign jurisdiction. Similarly, we generally support proposals seeking additional disclosure of executive and director compensation if the company is not subject to any such rules.

23. Executive and Employee Compensation Plans, Policies and Reports	CASE-BY-CASE

Compensation plans (“Compensation Plans”) usually are complex and are a major corporate expense, so we evaluate them carefully and on a case-by-case basis. In all cases, however, we assess each proposed

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Compensation Plan within the framework of four guiding principles, each of which ensures a company’s Compensation Plan helps to align the long-term interests of management with shareholders:

+	Valid measures of business performance tied to the firm’s strategy and shareholder value creation, which are clearly articulated and incorporate appropriate time periods, should be utilized;
+	Compensation costs should be managed in the same way as any other expense;
+	Compensation should reflect management’s handling, or failure to handle, any recent social, environmental, governance, ethical or legal issue that had a significant adverse financial or reputational effect on the company; and
+	In granting compensatory awards, management should exhibit a history of integrity and decision-making based on logic and well thought out processes.

We may oppose plans which include, and directors who establish, compensation plan provisions deemed to be poor practice such as automatic acceleration of equity, or single-triggered, in the event of a change in control.

Although votes on compensation plans are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective: maximizing shareholder value.

In markets where votes on compensation plans are not required for all companies, we will support shareholder proposals asking the board to adopt such a vote on an advisory basis.

Where disclosure relating to the details of Compensation Plans is inadequate or provided without sufficient time for us to consider our vote, we may abstain or vote against, depending on the adequacy of the company’s prior disclosures in this regard. Where appropriate, we may raise the issue with the company directly or take other steps.

24. Limit Executive Pay (SHP)	CASE-BY-CASE

We believe that management and directors, within reason, should be given latitude in determining the mix and types of awards offered to executive officers. We vote against shareholder proposals seeking to limit executive pay if we deem them too restrictive. Depending on our analysis of the specific circumstances, we are generally against requiring a company to adopt a policy prohibiting tax gross up payments to senior executives.

25. Mandatory Holding Periods (SHP)	AGAINST

We generally vote against shareholder proposals asking companies to require a company’s executives to hold stock for a specified period of time after acquiring that stock by exercising company-issued stock options (i.e., precluding “cashless” option exercises), unless we believe implementing a mandatory holding period is necessary to help resolve underlying problems at a company that have hurt, and may continue to hurt, shareholder value. We are generally in favor of reasonable stock ownership guidelines for executives.

26. Performance-Based Stock Option Plans (SHP)	CASE-BY-CASE

These shareholder proposals require a company to adopt a policy that all or a portion of future stock options granted to executives be performance-based. Performance-based options usually take the form of indexed options (where the option sale price is linked to the company’s stock performance versus an industry index), premium priced options (where the strike price is significantly above the market price at the time of the grant) or performance vesting options (where options vest when the company’s stock price exceeds a specific target). Proponents argue that performance-based options provide an incentive for executives to outperform the market as a whole and prevent management from being rewarded for average performance. We believe that management, within reason, should be given latitude in determining the mix and types of awards it offers. However, we recognize the benefit of linking a portion of executive compensation to certain types of performance benchmarks. While we will not support proposals that require all options to be performance-based, we will generally support proposals that require a portion of options granted to senior executives be performance-based. However, because

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performance-based options can also result in unfavorable tax treatment and the company may already have in place an option plan that sufficiently ties executive stock option plans to the company’s performance, we will consider such proposals on a case-by-case basis.

27. Prohibit Relocation Benefits to Senior Executives (SHP)	AGAINST

We do not consider such perquisites to be problematic pay practices as long as they are properly disclosed. Therefore we will vote against shareholder proposals asking to prohibit relocation benefits.

28. Recovery of Performance-Based Compensation (SHP)	FOR

We generally support shareholder proposals requiring the board to seek recovery of performance-based compensation awards to senior management and directors in the event of a fraud or other reasons that resulted in the detriment to shareholder value and/or company reputation due to gross ethical lapses. In deciding how to vote, we consider the adequacy of existing company clawback policy, if any.

29. Submit Golden Parachutes/Severance Plans to a Shareholder Vote (SHP)	FOR

Golden Parachutes assure key officers of a company lucrative compensation packages if the company is acquired and/or if the new owners terminate such officers. We recognize that offering generous compensation packages that are triggered by a change in control may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders, thereby serving as a constructive anti-takeover mechanism. Accordingly, we support proposals to submit severance plans (including supplemental retirement plans), to a shareholder vote, and we review proposals to ratify or redeem such plans retrospectively on a case-by-case basis.

30. Submit Golden Parachutes/Severance Plans to a Shareholder Vote Prior to Their Being Negotiated by Management (SHP)	CASE-BY-CASE

We believe that in order to attract qualified employees, companies must be free to negotiate compensation packages without shareholder interference. However, shareholders must be given an opportunity to analyze a compensation plan’s final, material terms in order to ensure it is within acceptable limits. Accordingly, we evaluate proposals that require submitting severance plans and/or employment contracts for a shareholder vote prior to being negotiated by management on a case-by-case basis.

31. Submit Survivor Benefit Compensation Plan to Shareholder Vote (SHP)	FOR

Survivor benefit compensation plans, or “golden coffins”, can require a company to make substantial payments or awards to a senior executive’s beneficiaries following the death of the senior executive. The compensation can take the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards. This compensation would not include compensation that the senior executive chooses to defer during his or her lifetime.

We recognize that offering generous compensation packages that are triggered by the passing of senior executives may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders, thereby serving as a constructive anti-takeover mechanism.

3.3	CAPITAL CHANGES AND ANTI-TAKEOVER PROPOSALS

32. Amend Exclusive Forum Bylaw (SHP)	AGAINST

We will generally oppose proposals that ask the board to repeal the company’s exclusive forum bylaw. Such bylaws require certain legal action against the company to take place in the state of the company’s incorporation. The courts within the state of incorporation are considered best suited to interpret that state’s laws.

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33. Amend Net Operating Loss (“NOL”) Rights Plans	FOR

NOL Rights Plans are established to protect a company’s net operating loss carry forwards and tax credits, which can be used to offset future income. We believe this is a reasonable strategy for a company to employ. Accordingly, we will vote in favor of NOL Rights Plans unless we believe the terms of the NOL Rights Plan may provide for a long-term anti-takeover device.

34. Authorize Share Repurchase	FOR

We generally support share repurchase proposals that are part of a well-articulated and well-conceived capital strategy. We assess proposals to give the board unlimited authorization to repurchase shares on a case-by-case basis. Furthermore, we would generally support the use of derivative instruments (e.g., put options and call options) as part of a share repurchase plan absent a compelling reason to the contrary. Also, absent a specific concern at the company, we will generally support a repurchase plan that could be continued during a takeover period.

35. Blank Check Preferred Stock	AGAINST

Blank check preferred stock proposals authorize the issuance of certain preferred stock at some future point in time and allow the board to establish voting, dividend, conversion and other rights at the time of issuance. While blank check preferred stock can provide a corporation with the flexibility needed to meet changing financial conditions, it also may be used as the vehicle for implementing a “poison pill” defense or some other entrenchment device.

We are concerned that, once this stock has been authorized, shareholders have no further power to determine how or when it will be allocated. Accordingly, we generally oppose this type of proposal.

36. Corporate Restructurings, Merger Proposals and Spin-Offs	CASE-BY-CASE

Proposals requesting shareholder approval of corporate restructurings, merger proposals and spin-offs are determined on a case-by-case basis. In evaluating these proposals and determining our votes, we are singularly focused on meeting our goal of maximizing long-term shareholder value.

37. Elimination of Preemptive Rights	CASE-BY-CASE

Preemptive rights allow the shareholders of the company to buy newly-issued shares before they are offered to the public in order to maintain their percentage ownership. We believe that, because preemptive rights are an important shareholder right, careful scrutiny must be given to management’s attempts to eliminate them. However, because preemptive rights can be prohibitively expensive to widely-held companies, the benefit of such rights will be weighed against the economic effect of maintaining them.

38. Expensing Stock Options (SHP)	FOR

US generally-accepted accounting principles require companies to expense stock options, as do the accounting rules in many other jurisdictions (including those jurisdictions that have adopted IFRS — international financial reporting standards). If a company is domiciled in a jurisdiction where the accounting rules do not already require the expensing of stock options, we will support shareholder proposals requiring this practice and disclosing information about it.

39. Fair Price Provisions	CASE-BY-CASE

A fair price provision in the company’s charter or by laws is designed to ensure that each shareholder’s securities will be purchased at the same price if the corporation is acquired under a plan not agreed to by the board. In most instances, the provision requires that any tender offer made by a third party must be made to all shareholders at the same price.

Fair pricing provisions attempt to prevent the “two tiered front loaded offer” where the acquirer of a company initially offers a premium for a sufficient percentage of shares of the company to gain control and subsequently makes an offer for the remaining shares at a much lower price. The remaining shareholders have no choice but to

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accept the offer. The two tiered approach is coercive as it compels a shareholder to sell his or her shares immediately in order to receive the higher price per share. This type of tactic has caused many states to adopt fair price provision statutes to restrict this practice.

We consider fair price provisions on a case-by-case basis. We oppose any provision where there is evidence that management intends to use the provision as an anti-takeover device as well as any provision where the shareholder vote requirement is greater than a majority of disinterested shares (i.e., shares beneficially owned by individuals other than the acquiring party).

40. Increase Authorized Common Stock	CASE-BY-CASE

In general we regard increases in authorized common stock as serving a legitimate corporate purpose when used to: implement a stock split, aid in a recapitalization or acquisition, raise needed capital for the firm, or provide for employee savings plans, stock option plans or executive compensation plans. That said, we may oppose a particular proposed increase if we consider the authorization likely to lower the share price (this would happen, for example, if the firm were proposing to use the proceeds to overpay for an acquisition, to invest in a project unlikely to earn the firm’s cost of capital, or to compensate employees well above market rates). We oppose increases in authorized common stock where there is evidence that the shares are to be used to implement a “poison pill” or another form of anti-takeover device, or if the issuance of new shares would, in our judgment, excessively dilute the value of the outstanding shares upon issuance. In addition, a satisfactory explanation of a company’s intentions—going beyond the standard “general corporate purposes”—must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We view the use of derivatives, particularly warrants, as legitimate capital-raising instruments and apply these same principles to their use as we do to the authorization of common stock. Under certain circumstances where we believe it is important for shareholders to have an opportunity to maintain their proportional ownership, we may oppose proposals requesting shareholders approve the issuance of additional shares if those shares do not include preemptive rights.

In Hong Kong, it is common for companies to request board authority to issue new shares up to 20% of outstanding share capital. The authority typically lapses after one year. We may vote against plans that do not prohibit issuing shares at a discount, taking into account whether a company has a history of doing so.

41. Issuance of Equity Without Preemptive Rights	FOR

We are generally in favor of issuances of equity without preemptive rights of up to 30% of a company’s outstanding shares unless there is concern that the issuance will be used in a manner that could hurt shareholder value (e.g., issuing the equity at a discount from the current market price or using the equity to help create a “poison pill” mechanism).

42. Issuance of Stock with Unequal Voting Rights	CASE-BY-CASE

Unequal voting rights plans are designed to reduce the voting power of existing shareholders and concentrate a significant amount of voting power in the hands of management. In the majority of instances, they serve as an effective deterrent to takeover attempts. These structures, however, may be beneficial, allowing management to focus on longer-term value creation, which benefits all shareholders. We evaluate these proposals on a case-by-case basis and take into consideration the alignment of management incentives with appropriate performance, metrics, and the effectiveness of the company’s strategy.

43. Net Long Position Requirement	FOR

We support proposals that require the ownership level needed to call a special meeting to be based on the net long position of a shareholder or shareholder group. This standard ensures that a significant economic interest accompanies the voting power.

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44. Reincorporation	CASE-BY-CASE

There are many valid business reasons a corporation may choose to reincorporate in another jurisdiction. We perform a case-by-case review of such proposals, taking into consideration management’s stated reasons for the proposed move.

Careful scrutiny also will be given to proposals that seek approval to reincorporate in countries that serve as tax havens. When evaluating such proposals, we consider factors such as the location of the company’s business, the statutory protections available in the country to enforce shareholder rights and the tax consequences of the reincorporation to shareholders.

45. Reincorporation to Another Jurisdiction to Permit Majority Voting or Other Changes in Corporate Governance (SHP)	CASE-BY-CASE

If a shareholder proposes that a company move to a jurisdiction where majority voting (among other shareholder-friendly conditions) is permitted, we will generally oppose the move notwithstanding the fact that we favor majority voting for directors. Our rationale is that the legal costs, taxes, other expenses and other factors, such as business disruption, in almost all cases would be material and outweigh the benefit of majority voting. If, however, we should find that these costs are not material and/or do not outweigh the benefit of majority voting, we may vote in favor of this kind of proposal. We will evaluate similarly proposals that would require reincorporation in another state to accomplish other changes in corporate governance.

46. Stock Splits	FOR

Stock splits are intended to increase the liquidity of a company’s common stock by lowering the price, thereby making the stock seem more attractive to small investors. We generally vote in favor of stock split proposals.

47. Submit Company’s Shareholder Rights Plan to Shareholder Vote (SHP)	FOR

Most shareholder rights plans (also known as “poison pills”) permit the shareholders of a target company involved in a hostile takeover to acquire shares of the target company, the acquiring company, or both, at a substantial discount once a “triggering event” occurs. A triggering event is usually a hostile tender offer or the acquisition by an outside party of a certain percentage of the target company’s stock. Because most plans exclude the hostile bidder from the purchase, the effect in most instances is to dilute the equity interest and the voting rights of the potential acquirer once the plan is triggered. A shareholder rights plan is designed to discourage potential acquirers from acquiring shares to make a bid for the issuer. We believe that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but also may have a detrimental effect on the value of the company.

We support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We evaluate on a case-by-case basis proposals to implement or eliminate a shareholder rights plan.

48. Transferrable Stock Options	CASE-BY-CASE

In cases where a compensation plan includes a transferable stock option program, we will consider the plan on a case-by-case basis.

These programs allow stock options to be transferred to third parties in exchange for cash or stock. In effect, management becomes insulated from the downside risk of holding a stock option, while the ordinary shareholder remains exposed to downside risk. This insulation may unacceptably remove management’s exposure to downside risk, which significantly misaligns management and shareholder interests. Accordingly, we generally vote against these programs if the transfer can be executed without shareholder approval, is available to executive officers or non-employee directors, or we consider the available disclosure relating to the mechanics and structure of the program to be insufficient to determine the costs, benefits and key terms of the program.

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3.4	AUDITOR PROPOSALS

49. Appointment of Auditors	FOR

We believe that the company is in the best position to choose its accounting firm, and we generally support management’s recommendation.

We recognize that there may be inherent conflicts when a company’s independent auditors perform substantial non-audit related services for the company. Therefore, in reviewing a proposed auditor, we will consider the amount of fees paid for non-audit related services performed compared to the total audit fees paid by the company to the auditing firm, and whether there are any other reasons for us to question the independence or performance of the firm’s auditor such as, for example, tenure. We generally will deem as excessive the non-audit fees paid by a company to its auditor if those fees account for 50% or more of total fees paid. In the UK market, which utilizes a different calculation, we adhere to a non-audit fee cap of 100% of audit fees. Under these circumstances, we generally vote against the auditor and the directors, in particular the members of the company’s audit committee. In addition, we generally vote against authorizing the audit committee to set the remuneration of such auditors. We exclude from this analysis non-audit fees related to IPOs, bankruptcy emergence, and spin-offs and other extraordinary events. We may vote against or abstain due to a lack of disclosure of the name of the auditor while taking into account local market practice.

50. Approval of Financial Statements	FOR

In some markets, companies are required to submit their financial statements for shareholder approval. This is generally a routine item and, as such, we will vote for the approval of financial statements unless there are appropriate reasons to vote otherwise. We may vote against if the information is not available in advance of the meeting.

51. Approval of Internal Statutory Auditors	FOR

Some markets (e.g., Japan) require the annual election of internal statutory auditors. Internal statutory auditors have a number of duties, including supervising management, ensuring compliance with the articles of association and reporting to a company’s board on certain financial issues. In most cases, the election of internal statutory auditors is a routine item and we will support management’s nominee provided that the nominee meets the regulatory requirements for serving as internal statutory auditors. However, we may vote against nominees who are designated independent statutory auditors who serve as executives of a subsidiary or affiliate of the issuer or if there are other reasons to question the independence of the nominees.

52. Limitation of Liability of External Statutory Auditors (Japan)	CASE-BY-CASE

In Japan, companies may limit the liability of external statutory auditors in the event of a shareholder lawsuit through any of three mechanisms: (i) submitting the proposed limits to shareholder vote; (ii) setting limits by modifying the company’s articles of incorporation; and (iii) setting limits in contracts with outside directors, outside statutory auditors and external audit firms (requires a modification to the company’s articles of incorporation). A vote by 3% or more of shareholders can nullify a limit set through the second mechanism. The third mechanism has historically been the most prevalent.

We review proposals to set limits on auditor liability on a case-by-case basis, considering whether such a provision is necessary to secure appointment and whether it helps to maximize long-term shareholder value.

53. Separating Auditors and Consultants (SHP)	CASE-BY-CASE

We believe that a company serves its shareholders’ interests by avoiding potential conflicts of interest that might interfere with an auditor’s independent judgment. SEC rules adopted as a result of the Sarbanes-Oxley Act of 2002 attempted to address these concerns by prohibiting certain services by a company’s independent auditors and requiring additional disclosure of others services.

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We evaluate on a case-by-case basis proposals that go beyond the SEC rules or other local market standards by prohibiting auditors from performing other non-audit services or calling for the board to adopt a policy to ensure auditor independence.

We take into consideration the policies and procedures the company already has in place to ensure auditor independence and non-audit fees as a percentage of total fees paid to the auditor are not excessive.

3.5	SHAREHOLDER ACCESS AND VOTING PROPOSALS

54. A Shareholder’s Right to Call Special Meetings (SHP)	FOR

Most state corporation statutes (though not Delaware, where many US issuers are domiciled) allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly-scheduled annual meetings. This right may apply only if a shareholder, or a group of shareholders, owns a specified percentage, often 10% of the outstanding shares.

We recognize the importance of the right of shareholders to remove poorly-performing directors, respond to takeover offers and take other actions without having to wait for the next annual meeting. However, we also believe it is important to protect companies and shareholders from nuisance proposals. We further believe that striking a balance between these competing interests will maximize shareholder value. We believe that encouraging active share ownership among shareholders generally is beneficial to shareholders and helps maximize shareholder value. Accordingly, we will generally support a proposal to call a special meeting if the proposing shareholder owns, or the proposing shareholders as a group own, 5% or more of the outstanding voting equity of the company.

55. Adopt Cumulative Voting (SHP)	CASE-BY-CASE

Cumulative voting is a method of electing directors that enables each shareholder to multiply the number of his or her shares by the number of directors being considered. A shareholder may then cast the total votes for any one director or a selected group of directors. For example, a holder of 10 shares normally casts 10 votes for each of 12 nominees to the board thus giving the shareholder 120 (10 × 12) votes. Under cumulative voting, the shareholder may cast all 120 votes for a single nominee, 60 for two, 40 for three, or any other combination that the shareholder may choose.

We believe that encouraging activism among shareholders generally is beneficial to shareholders and helps maximize shareholder value. Cumulative voting supports the interests of minority shareholders in contested elections by enabling them to concentrate their votes and dramatically increase their chances of electing a dissident director to a board. Accordingly, we generally will support shareholder proposals to restore or provide for cumulative voting and we generally will oppose management proposals to eliminate cumulative voting. However, we may oppose cumulative voting if a company has in place both proxy access, which allows shareholders to nominate directors to the company’s ballot, and majority voting (with a carve-out for plurality voting in situations where there are more nominees than seats), which requires each director to receive the affirmative vote of a majority of votes cast and, we believe, leads to greater director accountability to shareholders.

Also, we support cumulative voting at controlled companies regardless of any other shareholder protections that may be in place.

56. Adopt Cumulative Voting in Dual Shareholder Class Structures (SHP)	FOR

In dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we generally vote in favor of cumulative voting for those shareholders.

57. Early Disclosure of Voting Results (SHP)	AGAINST

These proposals seek to require a company to disclose votes sooner than is required by the local market. In the US, the SEC requires disclosure in the first periodic report filed after the company’s annual meeting which we believe is reasonable. We do not support requests that require disclosure earlier than the time required by the local regulator.

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58. Limiting a Shareholder’s Right to Call Special Meetings	AGAINST

Companies contend that limitations on shareholders’ rights to call special meetings are needed to prevent minority shareholders from taking control of the company’s agenda. However, such limits also have anti-takeover implications because they prevent a shareholder or a group of shareholders who have acquired a significant stake in the company from forcing management to address urgent issues, such as the potential sale of the company. Because most states prohibit shareholders from abusing this right, we see no justifiable reason for management to eliminate this fundamental shareholder right. Accordingly, we generally will vote against such proposals.

In addition, if the board of directors, without shareholder consent, raises the ownership threshold a shareholder must reach before the shareholder can call a special meeting, we will vote against those directors.

59. Permit a Shareholder’s Right to Act by Written Consent (SHP)	FOR

Action by written consent enables a large shareholder or group of shareholders to initiate votes on corporate matters prior to the annual meeting. We believe this is a fundamental shareholder right and, accordingly, will support shareholder proposals seeking to restore this right. However, in cases where a company has a majority shareholder or group of related majority shareholders with majority economic interest, we will oppose proposals seeking to restore this right as there is a potential risk of abuse by the majority shareholder or group of majority shareholders.

60. Proxy Access for Annual Meetings (SHP) (Management)	FOR

These proposals allow “qualified shareholders” to nominate directors. We generally vote in favor of management and shareholder proposals for proxy access that employ guidelines reflecting the SEC framework for proxy access (adopted by the SEC in 2010, but vacated by the DC Circuit Court of Appeals in 2011), which would have allowed a single shareholder, or group of shareholders, who hold at least 3% of the voting power for at least three years continuously to nominate up to 25% of the current board seats, or two directors, for inclusion in the subject company’s annual proxy statement alongside management nominees.

We may vote against proposals that use requirements that are stricter than the SEC’s framework including implementation restrictions and against individual board members, or entire boards, who exclude from their ballot properly submitted shareholder proxy access proposals or compete against shareholder proxy access proposals with stricter management proposals on the same ballot We will generally vote in favor of proposals that seek to amend an existing right to more closely align with the SEC framework.

We will evaluate on a case-by-case basis proposals with less stringent requirements than the vacated SEC framework.

From time to time we may receive requests to join with other shareholders to support a shareholder action. We may, for example, receive requests to join a voting block for purposes of influencing management. If the third parties requesting our participation are not affiliated with us and have no business relationships with us, we will consider the request on a case-by-case basis. However, where the requesting party has a business relationship with us (e.g., the requesting party is a client or a significant service provider), agreeing to such a request may pose a potential conflict of interest. As a fiduciary we have an obligation to vote proxies in the best interest of our clients (without regard to our own interests in generating and maintaining business with our other clients) and given our desire to avoid even the appearance of a conflict, we will generally decline such a request.

61. Reduce Meeting Notification from 21 Days to 14 Days (UK)	FOR

Companies in the United Kingdom may, with shareholder approval, reduce the notice period for extraordinary general meetings from 21 days to 14 days.

A reduced notice period expedites the process of obtaining shareholder approval of additional financing needs and other important matters. Accordingly, we support these proposals.

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62. Shareholder Proponent Engagement Process (SHP)	FOR

We believe that proper corporate governance requires that proposals receiving support from a majority of shareholders be considered and implemented by the company. Accordingly, we support establishing an engagement process between shareholders and management to ensure proponents of majority-supported proposals, have an established means of communicating with management.

63. Supermajority Vote Requirements	AGAINST

A supermajority vote requirement is a charter or by-law requirement that, when implemented, raises the percentage (higher than the customary simple majority) of shareholder votes needed to approve certain proposals, such as mergers, changes of control, or proposals to amend or repeal a portion of the Articles of Incorporation.

In most instances, we oppose these proposals and support shareholder proposals that seek to reinstate the simple majority vote requirement. However we may support supermajority vote requirements at controlled companies as a protection to minority shareholders from unilateral action of the controlling shareholder.

3.6	ENVIRONMENTAL, SOCIAL AND DISCLOSURE PROPOSALS

64. Animal Welfare (SHP)	CASE-BY-CASE

These proposals may include reporting requests or policy adoption on items such as pig gestation crates and animal welfare in the supply chain

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

65. Climate Change (SHP)	FOR

Proposals addressing climate change concerns are plentiful and their scope varies. Climate change increasingly receives investor attention as a potentially critical and material risk to the sustainability of a wide range of business-specific activities. These proposals may include emissions standards or reduction targets, quantitative goals, and impact assessments. We generally support these proposals, while taking into account the materiality of the issue and whether the proposed information is of added benefit to shareholders.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

66. Charitable Contributions (SHP) (MGMT)	CASE-BY-CASE

Proposals relating to charitable contributions may be sponsored by either management or shareholders.

Management proposals may ask to approve the amount for charitable contributions.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

PROXY VOTING AND GOVERNANCE POLICY	17

67. Environmental Proposals (SHP)	CASE-BY-CASE

These proposals can include reporting and policy adoption requests in a wide variety of areas, including, but not limited to, (nuclear) waste, deforestation, packaging and recycling, renewable energy, toxic material, palm oil and water.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

68. Genetically Altered or Engineered Food and Pesticides (SHP)	CASE-BY-CASE

These proposals may include reporting requests on pesticides monitoring/use and Genetically Modified Organism (GMO) as well as GMO labeling.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

69. Health Proposals (SHP)	CASE-BY-CASE

These proposals may include reports on pharmaceutical pricing, antibiotic use in the meat supply, and tobacco products. We generally support shareholder proposals calling for reports while taking into account the current reporting policies of the company and whether the proposed information is of added benefit to shareholders.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue. We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

70. Human Rights Policies and Reports (SHP)	CASE-BY-CASE

These proposals may include reporting requests on human rights risk assessment, humanitarian engagement and mediation policies, working conditions, adopting policies on supply chain worker fees and expanding existing policies in these areas. We recognize that many companies have complex supply chains which have led to increased awareness of supply chain issues as an investment risk.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

71. Include Sustainability as a Performance Measure (SHP)	CASE-BY-CASE

We believe management and directors should be given latitude in determining appropriate performance measurements. While doing so, consideration should be given to how long-term sustainability issues might affect future company performance. Therefore, we will evaluate on a case-by-case basis proposals requesting

PROXY VOTING AND GOVERNANCE POLICY	18

companies to consider incorporating specific, measurable, practical goals consisting of sustainability principles and environmental impacts as metrics for incentive compensation and how they are linked with our objectives as long-term shareholders.

72. Lobbying and Political Spending (SHP)	FOR

We generally vote in favor of proposals requesting increased disclosure of political contributions and lobbying expenses, including those paid to trade organizations and political action committees, whether at the federal, state, or local level. These proposals may increase transparency.

73. Other Business	AGAINST

In certain jurisdictions, these proposals allow management to act on issues that shareholders may raise at the annual meeting. Because it is impossible to know what issues may be raised, we will vote against these proposals.

74. Reimbursement of Shareholder Expenses (SHP)	AGAINST

These shareholder proposals would require companies to reimburse the expenses of shareholders who submit proposals that receive a majority of votes cast or the cost of proxy contest expenses. We generally vote against these proposals, unless reimbursement occurs only in cases where management fails to implement a majority passed shareholder proposal, in which case we may vote in favor.

75. Sustainability Report (SHP)	FOR

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

76. Work Place: Diversity (SHP)	FOR

We generally support shareholder proposals calling for reports and disclosure surrounding workplace diversity while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

We generally support proposals requiring a company to amend its Equal Employment Opportunity policies to prohibit workplace discrimination based on sexual orientation and gender ID.

77. Work Place: Pay Disparity (SHP)	CASE-BY-CASE

A report on pay disparity compares the total compensation of a company’s executive officers with that of the company’s lowest paid workers and/or between genders, including statistics and rationale pertaining to changes in the size of the gap, recommended actions, information on whether executive compensation is “excessive”, and information on whether greater oversight is needed over certain aspects of the company’s compensation policies.

The SEC requires US issuers with fiscal years ending on or after January 1, 2017, to contrast CEO pay with median employee pay. This requirement, however, does not address all of the issues addressed by pay disparity reports. Accordingly, we will continue to evaluate these proposals on a case-by-case basis, taking into account the specific metrics and scope of the information requested and whether the SEC’s requirement renders the proposal unnecessary.

4.	CONFLICTS OF INTEREST

4.1	INTRODUCTION

As a fiduciary, we always must act in our clients’ best interests. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in us, and we insist on strict adherence to fiduciary standards and compliance with all applicable federal and state securities laws. We have adopted a comprehensive Code of Business Conduct and Ethics (“Code”) to help us meet these obligations. As part of this responsibility and as expressed throughout the Code, we place the interests of our clients first and attempt to avoid any perceived or actual conflicts of interest.

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AllianceBernstein L.P. (“AB””) recognizes that there may be a potential material conflict of interest when we vote a proxy solicited by an issuer that sponsors a retirement plan we manage (or administer), that distributes AB-sponsored mutual funds, or with which AB or one or more of our employees have another business or personal relationship that may affect how we vote on the issuer’s proxy. Similarly, we may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. In order to avoid any perceived or actual conflict of interest, the procedures set forth below in sections 4.2 through 4.8 have been established for use when we encounter a potential conflict to ensure that our voting decisions are based on our clients’ best interests and are not the product of a conflict.

4.2	ADHERENCE TO STATED PROXY VOTING POLICIES

Votes generally are cast in accordance with this policy3. In situations where our policy is case-by-case, this Manual often provides criteria that will guide our decision. In situations where our policy on a particular issue is case-by-case and the vote cannot be clearly decided by an application of our stated policy, a member of the Committee or his/her designee will make the voting decision in accordance with the basic principle of our policy to vote proxies with the intention of maximizing the value of the securities in our client accounts. In these situations, the voting rationale must be documented either on the voting platform of ISS, by retaining relevant emails or another appropriate method. Where appropriate, the views of investment professionals are considered. All votes cast contrary to our stated voting policy on specific issues must be documented. On an annual basis, the Committee will receive a report of all such votes so as to confirm adherence of the policy.

4.3	DISCLOSURE OF CONFLICTS

When considering a proxy proposal, members of the Committee or investment professionals involved in the decision-making process must disclose to the Committee any potential conflict (including personal relationships) of which they are aware and any substantive contact that they have had with any interested outside party (including the issuer or shareholder group sponsoring a proposal) regarding the proposal. Any previously unknown conflict will be recorded on the Potential Conflicts List (discussed below). If a member of the Committee has a conflict of interest, he or she must also remove himself or herself from the decision-making process.

4.4	POTENTIAL CONFLICTS LIST

No less frequently than annually, a list of companies and organizations whose proxies may pose potential conflicts of interest is compiled by the Legal and Compliance Department (the “Potential Conflicts List”). The Potential Conflicts List includes:

+	Publicly-traded Clients from the Russell 3000 Index, the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East Index (MSCI EAFE), the MSCI Canada Index and the MSCI Emerging Markets Index;
+	Publicly-traded companies that distribute AB mutual funds;
+	Bernstein private clients who are directors, officers or 10% shareholders of publicly traded companies;
+	Clients who sponsor, publicly support or have material interest in a proposal upon which we will be eligible to vote;
+	Publicly-traded affiliated companies;
+	Companies where an employee of AB or AXA Financial, Inc., a parent company of AB, has identified an interest;
+	Any other conflict of which a Committee member becomes aware[4].

We determine our votes for all meetings of companies on the Potential Conflicts List by applying the tests described in Section 4.5 below. We document all instances when the independent compliance officer determines our vote.

3 From time to time a client may request that we vote their proxies consistent with AFL-CIO guidelines or the policy of the National Association of Pension Funds. In those situations, AB reserves the right to depart from those policies if we believe it to be in the client’s best interests.

4 The Committee must notify the Legal and Compliance Department promptly of any previously unknown conflict.

PROXY VOTING AND GOVERNANCE POLICY	20

4.5	DETERMINE EXISTENCE OF CONFLICT OF INTEREST

When we encounter a potential conflict of interest, we review our proposed vote using the following analysis to ensure our voting decision does not generate a conflict of interest:

+	If our proposed vote is consistent with our Proxy Voting Policy, no further review is necessary.
+	If our proposed vote is contrary to our Proxy Voting Policy and our client’s position on the proposal, no further review is necessary.
+	If our proposed vote is contrary to our Proxy Voting Policy or is not covered herein, is consistent with our client’s position, and is also consistent with the views of ISS, no further review is necessary.
+	If our proposed vote is contrary to our Proxy Voting Policy or is not covered herein, is consistent with our client’s position and is contrary to the views of ISS, the vote will be presented to an independent compliance officer (“ICO”). The ICO will determine whether the proposed vote is reasonable. If the ICO cannot determine that the proposed vote is reasonable, the ICO may instruct AB to refer the votes back to the client(s) or take other actions as the ICO deems appropriate. The ICO’s review will be documented using a Proxy Voting Conflict of Interest Form (a copy of which is attached hereto).

4.6	REVIEW OF THIRD PARTY RESEARCH SERVICE CONFLICTS OF INTEREST

We consider the research of ISS, so the Committee takes reasonable steps to verify that ISS is, in fact, independent based on all of the relevant facts and circumstances. This includes reviewing ISS’s conflict management procedures on an annual basis. When reviewing these conflict management procedures, we will consider, among other things, whether ISS (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can offer research in an impartial manner and in the best interests of our clients.

4.7	CONFIDENTIAL VOTING

It is AB’s policy to support confidentiality before the actual vote has been cast. Employees are prohibited from revealing how we intend to vote except to (i) members of the Committee; (ii) Portfolio Managers who hold the security in their managed accounts; (iii) the Research Analyst(s) who cover(s) the security; (iv) clients, upon request, for the securities held in their portfolios; and (v) clients who do not hold the security or for whom AB does not have proxy voting authority, but who provide AB with a signed a Non-Disclosure Agreement. Once the votes have been cast, they are made public in accordance with mutual fund proxy vote disclosures required by the SEC, and we generally post all votes to our public website the quarter after the vote has been cast.

We may participate in proxy surveys conducted by shareholder groups or consultants so long as such participation does not compromise our confidential voting policy. Specifically, prior to our required SEC disclosures each year, we may respond to surveys asking about our proxy voting policies, but not any specific votes. After our mutual fund proxy vote disclosures required by the SEC each year have been made public and/or votes have been posted to our public website, we may respond to surveys that cover specific votes in addition to our voting policies.

On occasion, clients for whom we do not have proxy voting authority may ask us for advice on proxy votes that they cast. A member of the Committee or a Proxy Manager may offer such advice subject to an understanding with the client that the advice shall remain confidential.

Any substantive contact regarding proxy issues from the issuer, the issuer’s agent or a shareholder group sponsoring a proposal must be reported to the Committee if such contact was material to a decision to vote contrary to this Policy. Routine administrative inquiries from proxy solicitors need not be reported.

4.8	A NOTE REGARDING AB’S STRUCTURE

AB and AllianceBernstein Holding L.P. (“AB Holding”) are Delaware limited partnerships. As limited partnerships, neither company is required to produce an annual proxy statement or hold an annual shareholder meeting. In addition, the general partner of AB and AB Holding, AllianceBernstein Corporation is a wholly-owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

PROXY VOTING AND GOVERNANCE POLICY	21

As a result, most of the positions we express in this Proxy Voting Policy are inapplicable to our business. For example, although units in AB Holding are publicly traded on the New York Stock Exchange (“NYSE”), the NYSE Listed Company Manual exempts limited partnerships and controlled companies from compliance with various listing requirements, including the requirement that our board have a majority of independent directors.

5.	VOTING TRANSPARENCY

We publish our voting records on our website quarterly, 30 days after the end of the previous quarter. Many clients have requested that we provide them with periodic reports on how we voted their proxies. Clients may obtain information about how we voted proxies on their behalf by contacting their Advisor. Alternatively, clients may make a written request to the Chief Compliance Officer.

6.	RECORDKEEPING

All of the records referenced below will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than five years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of five years. We maintain the vast majority of these records electronically. We will keep paper records, if any, in one of our offices for at least two years.

6.1	PROXY VOTING AND GOVERNANCE POLICY

The Proxy Voting and Governance Policy shall be maintained in the Legal and Compliance Department and posted on our company intranet and the AB website (https://www.abglobal.com).

6.2	PROXY STATEMENTS RECEIVED REGARDING CLIENT SECURITIES

For US Securities5, AB relies on the SEC to maintain copies of each proxy statement we receive regarding client securities. For Non-US Securities, we rely on ISS, our proxy voting agent, to retain such proxy statements.

6.3	RECORDS OF VOTES CAST ON BEHALF OF CLIENTS

Records of votes cast by AB are retained electronically by our proxy voting agent, ISS.

6.4	RECORDS OF CLIENTS REQUESTS FOR PROXY VOTING INFORMATION

Copies of written requests from clients for information on how AB voted their proxies shall be maintained by the Legal and Compliance Department. Responses to written and oral requests for information on how we voted clients’ proxies will be kept in the Client Group.

6.5	DOCUMENTS PREPARED BY AB THAT ARE MATERIAL TO VOTING DECISIONS

The Committee is responsible for maintaining documents prepared by the Committee or any AB employee that were material to a voting decision. Therefore, where an investment professional’s opinion is essential to the voting decision, the recommendation from investment professionals must be made in writing to the Proxy Manager.

7.	PROXY VOTING PROCEDURES

7.1	VOTE ADMINISTRATION

In an effort to increase the efficiency of voting proxies, AB uses ISS to act as its voting agent for our clients’ holdings globally.

Issuers initially send proxy information to the custodians of our client accounts. We instruct these custodian banks to direct proxy related materials to ISS’s offices. ISS provides us with research related to each resolution. A Proxy Manager reviews the ballots via ISS’s web platform, ProxyExchange. Using ProxyExchange, the Proxy Manager submits our voting decision. ISS then returns the proxy ballot forms to the designated returnee for tabulation. Clients may request that, when voting their proxies, we utilize an ISS recommendation or ISS’s Taft-Hartley Voting Policy.

5 US securities are defined as securities of issuers required to make reports pursuant to §12 of the Securities Exchange Act of 1934, as amended. Non-US securities are defined as all other securities.

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If necessary, any paper ballots we receive will be voted online using ProxyVote or via mail or fax.

7.2	SHARE BLOCKING

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. We may determine that the value of exercising the vote is outweighed by the detriment of not being able to sell the shares during this period. In cases where we want to retain the ability to trade shares, we may abstain from voting those shares.

We seek to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in some markets administrative issues beyond our control may sometimes prevent us from voting such proxies. For example, we may receive meeting notices after the cut-off date for voting or without enough time to fully consider the proxy. Similarly, proxy materials for some issuers may not contain disclosure sufficient to arrive at a voting decision, in which cases we may abstain from voting. Some markets outside the US require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing our voting instructions.

7.3	LOANED SECURITIES

Many of our clients have entered into securities lending arrangements with agent lenders to generate additional revenue. We will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients or custodians recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

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EXHIBIT

PROXY VOTING AND GOVERNANCE COMMITTEE MEMBERS

The members of the Committee establish general proxy policies for AB and consider specific proxy voting matters as necessary. Members include senior investment personnel and representatives of the Legal and Compliance Department and the Operations Department. The Proxy Committee is chaired by Linda Giuliano, Senior Vice President, Chief Administrative Officer-Equities, and Head of Responsible Investment. If you have questions or desire additional information about this Policy, please contact the Proxy Team at: ProxyTeam@ABGlobal.com.

PROXY VOTING AND GOVERNANCE COMMITTEE

+	Vincent DuPont, SVP—Equities
+	Linda Giuliano, SVP—Equities
+	Saskia Kort-Chick, VP—Equities
+	Kyle DiGangi, VP—Legal
+	James MacGregor, SVP—Equities
+	Mark Manley, SVP—Legal
+	Ryan Oden, AVP—Equities
+	Neil Ruffell, VP—Operations

PROXY VOTING AND GOVERNANCE POLICY	24

EXHIBIT

PROXY VOTING GUIDELINE SUMMARY

Shareholder Proposal	Board and Director Proposals	For	Against	Case-by- Case
+	Board Diversity			+
+	Establish New Board Committees and Elect Board Members with Specific Expertise			+
	Changes in Board Structure and Amending the Articles of Incorporation	+
	Classified Boards		+
	Director Liability and Indemnification			+
+	Disclose CEO Succession Plan	+
	Election of Directors	+
	Controlled Company Exemption			+
	Voting for Director Nominees in a Contested Election			+
+	Independent Lead Director	+
+	Limit Term of Directorship			+
+	Majority of Independent Directors	+
+	Majority of Independent Directors on Key Committees	+
+	Majority Votes for Directors	+
+	Removal of Directors Without Cause	+
+	Require Independent Board Chairman			+
+	Require Two Candidates for Each Board Seat		+

Compensation Proposals
+	Elimination of Single Trigger Change-in-Control Agreements	+
+	Pro Rata Vesting of Equity Compensation Awards-Change of Control			+
+	Adopt Policies to Prohibit any Death Benefits to Senior Executives		+
+	Advisory Vote to Ratify Directors’ Compensation	+
+	Amend Executive Compensation Plan Tied to Performance (Bonus Banking)		+
	Approve Remuneration for Directors and Auditors			+
	Approve Remuneration Reports			+
	Approve Retirement Bonuses for Directors (Japan and South Korea)			+
	Approve Special Payments to Continuing Directors and Auditors (Japan)			+
+	Disclose Executive and Director Pay			+
+	Exclude Pension Income from Performance-Based Compensation Executive and Employee Compensation Plans	+		+

PROXY VOTING AND GOVERNANCE POLICY	25

EXHIBIT

Shareholder Proposal		For	Against	Case-by- Case
+	Limit Dividend Payments to Executives		+
+	Limit Executive Pay			+
+	Mandatory Holding Periods		+
+	Performance-Based Stock Option Plans			+
+	Prohibit Relocation Benefits to Senior Executives		+
+	Recovery of Performance-Based Compensation	+
	Submit Golden Parachutes/Severance Plans to a Shareholder Vote		+
+	Submit Golden Parachutes/Severance Plans to a Shareholder Vote prior to their being Negotiated by Management			+
+	Submit Survivor Benefit Compensation Plans to a Shareholder Vote	+

Capital Changes and Anti-Take Over Proposals
+	Amend Exclusive Forum Bylaw		+
	Amend Net Operating Loss (“NOL”) Rights Plans	+
	Authorize Share Repurchase	+
	Blank Check Preferred Stock		+
	Corporate Restructurings, Merger Proposals and Spin-Offs			+
	Elimination of Preemptive Rights			+
+	Expensing Stock Options	+
	Fair Price Provisions			+
	Increase Authorized Common Stock			+
	Issuance of Equity without Preemptive Rights	+
	Issuance of Stock with Unequal Voting Rights			+
	Net Long Position Requirement	+
	Reincorporation			+
+	Reincorporation to Another jurisdiction to Permit Majority Voting or Other Changes in Corporate Governance			+
	Stock Splits	+
+	Submit Company’s Shareholder Rights Plan to a Shareholder Vote	+
	Transferrable Stock Options			+

Auditor Proposals
	Appointment of Auditors	+
	Approval of Financial Statements	+
	Approval of Internal Statutory Auditors	+
+	Limit Compensation Consultant Services		+
	Limitation of Liability of External Statutory Auditors (Japan)			+
+	Separating Auditors and Consultants			+

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Shareholder Proposal	Shareholder Access & Voting Proposals	For	Against	Case-by- Case
+	A Shareholder’s Right to Call Special Meetings	+
+	Adopt Cumulative Voting			+
+	Adopt Cumulative Voting in Dual Shareholder Class Structures	+
+	Early Disclosure of Voting Results		+
+	Implement Confidential Voting	+
	Limiting a Shareholder’s Right to Call Special Meetings		+
+	Permit a Shareholder’s Right to Act by Written Consent	+
+	Proxy Access for Annual Meetings	+
	Reduce Meeting Notification from 21 Days to 14 Days (UK)	+
+	Rotation of Locale for Annual Meeting		+
+	Shareholder Proponent Engagement Process	+
	Supermajority Vote Requirements		+

Environmental & Social, Disclosure Proposals
+	Animal Welfare			+
+	Climate Change			+
+	Carbon Accounting	+
+	Carbon Risk	+
+	Charitable Contributions			+
+	Environmental Proposals			+
+	Genetically Altered or Engineered Food and Pesticides			+
+	Health Proposals			+
+	Pharmaceutical Pricing (US)			+
+	Human Rights Policies and Reports			+
+	Include Sustainability as a Performance Measure (SHP)			+
+	Lobbying and Political Spending	+
+	Other Business		+
+	Reimbursement of Shareholder Expenses		+
+	Sustainability Report			+
+	Work Place: Diversity	+
+	Work Place: Pay Disparity			+

PROXY VOTING AND GOVERNANCE POLICY	27

EXHIBIT

PROXY VOTING CONFLICT OF INTEREST FORM

Name of Security	Date of Shareholder Meeting

Short Description of the conflict (client, mutual fund distributor, etc.):

1.	Is our proposed vote on all issues consistent with our stated proxy voting policy?	☐	Yes	☐	No
If yes, stop here and sign below as no further review is necessary.

2.	Is our proposed vote contrary to our client’s position?	☐	Yes	☐	No
If yes, stop here and sign below as no further review is necessary.

3.	Is our proposed vote consistent with the views of Institutional Shareholder Services?	☐	Yes	☐	No
If yes, stop here and sign below as no further review is necessary.

Please attach a memo containing the following information and documentation supporting the proxy voting decision:

+	A list of the issue(s) where our proposed vote is contrary to our stated policy (director election, cumulative voting, compensation)
+	A description of any substantive contact with any interested outside party and a proxy voting and governance committee or an AB investment professional that was material to our voting decision. Please include date, attendees, titles, organization they represent and topics discussed. If there was no such contact, please note as such.
+	If the Independent Compliance Officer has NOT determined that the proposed vote is reasonable, please explain and indicate what action has been, or will be taken.

Independent Compliance Officer Approval (if necessary. Email approval is acceptable.):	Prepared by:

I hereby confirm that the proxy voting decision referenced on this form is reasonable.

Print Name:
Phillip Kirstein	Date:

Date:

Please return this completed form and all supporting documentation to the Conflicts Officer in the Legal and Compliance Department and keep a copy for your records.

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EXHIBIT

STATEMENT OF POLICY REGARDING RESPONSIBLE INVESTMENT

PRINCIPLES FOR RESPONSIBLE INVESTMENT, ESG AND SOCIALLY RESPONSIBLE INVESTMENT

1.	Introduction

AllianceBernstein L.P. (“AB” or “we”) is appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term. Generally, our clients’ objective is to maximize the financial return of their portfolios within appropriate risk parameters. AB has long recognized that environmental, social and governance (“ESG”) issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests.

Our policy draws a distinction between how the Principles for Responsible Investment (“PRI” or “Principles”), and Socially Responsible Investing (“SRI”) incorporate ESG factors. PRI is based on the premise that, because ESG issues can affect investment performance, appropriate consideration of ESG issues and engagement regarding them is firmly within the bounds of a mainstream investment manager’s fiduciary duties to its clients. Furthermore, PRI is intended to be applied only in ways that are consistent with those mainstream fiduciary duties.

SRI, which refers to a spectrum of investment strategies that seek to integrate ethical, moral, sustainability and other non-financial factors into the investment process, generally involves exclusion and/or divestment, as well as investment guidelines that restrict investments. AB may accept such guideline restrictions upon client request.

2.	Approach to ESG

Our long-standing policy has been to include ESG factors in our extensive fundamental research and consider them carefully when we believe they are material to our forecasts and investment decisions. If we determine that these aspects of an issuer’s past, current or anticipated behavior are material to its future expected returns, we address these concerns in our forecasts, research reviews, investment decisions and engagement. In addition, we have well-developed proxy voting policies that incorporate ESG issues and engagement.

3.	Commitment to the PRI

In recent years, we have gained greater clarity on how the PRI initiative, based on information from PRI Advisory Council members and from other signatories, provides a framework for incorporating ESG factors into investment research and decision-making. Furthermore, our industry has become, over time, more aware of the importance of ESG factors. We acknowledge these developments and seek to refine what has been our process in this area.

After careful consideration, we determined that becoming a PRI signatory would enhance our current ESG practices and align with our fiduciary duties to our clients as a mainstream investment manager. Accordingly, we became a signatory, effective November 1, 2011.

In signing the PRI, AB as an investment manager publicly commits to adopt and implement all six Principles, where consistent with our fiduciary responsibilities, and to make progress over time on implementation of the Principles.

The six Principles are:

1.          We will incorporate ESG issues into investment research and decision-making processes.

AB Examples: ESG issues are included in the research analysis process. In some cases, external service providers of ESG-related tools are utilized; we have conducted proxy voting training and will have

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EXHIBIT

continued and expanded training for investment professionals to incorporate ESG issues into investment analysis and decision-making processes across our firm.

2.        We will be active owners and incorporate ESG issues into our ownership policies and practices.

AB Examples: We are active owners through our proxy voting process (for additional information, please refer to our Statement of Policies and Procedures for Proxy Voting Manual); we engage issuers on ESG matters in our investment research process (we define “engagement” as discussions with management about ESG issues when they are, or we believe they are reasonably likely to become, material).

3.        We will seek appropriate disclosure on ESG issues by the entities in which we invest.

AB Examples: Generally, we support transparency regarding ESG issues when we conclude the disclosure is reasonable. Similarly, in proxy voting, we will support shareholder initiatives and resolutions promoting ESG disclosure when we conclude the disclosure is reasonable.

4.        We will promote acceptance and implementation of the Principles within the investment industry.

AB Examples: By signing the PRI, we have taken an important first step in promoting acceptance and implementation of the six Principles within our industry.

5.        We will work together to enhance our effectiveness in implementing the Principles.

AB Examples: We will engage with clients and participate in forums with other PRI signatories to better understand how the PRI are applied in our respective businesses. As a PRI signatory, we have access to information, tools and other signatories to help ensure that we are effective in our endeavors to implement the PRI.

6.        We will report on our activities and progress towards implementing the Principles.

AB Examples: We will respond to the 2012 PRI questionnaire and disclose PRI scores from the questionnaire in response to inquiries from clients and in requests for proposals; we will provide examples as requested concerning active ownership activities (voting, engagement or policy dialogue).

4.        RI Committee

Our firm’s RI Committee provides AB stakeholders, including employees, clients, prospects, consultants and service providers alike, with a resource within our firm on which they can rely for information regarding our approach to ESG issues and how those issues are incorporated in different ways by the PRI and SRI. Additionally, the RI Committee is responsible for assisting AB personnel to further implement our firm’s RI policies and practices, and, over time, to make progress on implementing all six Principles.

The RI Committee has a diverse membership, including senior representatives from investments, distribution/sales and legal. The Committee is chaired by Linda Giuliano, Senior Vice President and Chief Administrative Officer-Equities.

If you have questions or desire additional information about this Policy, we encourage you to contact the RI Committee at RIinquiries@alliancebernstein.com.

PROXY VOTING AND GOVERNANCE POLICY	30

AQR Capital Management, LLC

PROXY VOTING POLICY AND PROCEDURES

AS AMENDED: NOVEMBER 2017

LAST REVIEWED: NOVEMBER 2017

I.	STATEMENT OF POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to seek to ensure that such rights are properly and timely exercised. AQR Capital Management, LLC (“AQR”)1 generally retains proxy voting authority with respect to securities purchased for its clients. AQR will seek to vote proxies in the best interest of its clients and in accordance with this Proxy Voting Policy and Procedures (the “Policy”).

AQR’s processes and practices seek to ensure that proxy voting decisions are suitable for individual funds. For most proxy proposals the evaluation will result in the same position being taken across all of the funds and the funds voting as a block. In some cases, however, a fund may vote differently, depending upon the nature and objective of the fund, the composition of its portfolio, and other factors.

II.	USE OF THIRD-PARTY PROXY VOTING SERVICE

The U.S. Securities and Exchange Commission and its staff have expressed the view that although the voting of proxies remains the duty of an investment adviser, an investment adviser may contract with a proxy advisory firm to perform certain functions with respect to proxy voting so long as the investment adviser ascertains, among other things, whether the proxy advisory firm has the capacity and competence to adequately analyze proxy issues.

AQR has engaged Institutional Shareholder Services Inc. (“ISS”), an independent third-party proxy advisory firm, to provide proxy voting services with respect to securities held in a given fund or account. ISS’ proxy voting services include, but are not limited to, receiving proxy ballots, working with AQR’s custodian banks, executing votes and maintaining vote records. ISS votes according to ISS’s proxy voting guidelines subscribed by a given AQR fund or account, unless instructed otherwise by AQR.

AQR also requires ISS to identify and provide information regarding any material business changes or conflicts of interest on an ongoing basis. Where a conflict of interest may exist, AQR requires ISS to provide information on how said conflict is being addressed. If, as a result of the AQR’s examination of ISS’s conflicts of interest, a determination is made that a material conflict of interest exists, AQR’s Chief Compliance Officer (the “CCO”) or designee will determine whether to follow ISS’s recommendation or take other action with respect to the proxy vote.

At least annually, the Compliance Department will review the capacity and competence of ISS. Specifically, the Compliance Department will:

1.	Review ISS’s proxy voting guidelines and assess the adequacy of the guidelines, including assessing whether the guidelines are reasonably designed to ensure that proxies are voted in the best interests of AQR’s clients;

[1]	The term “AQR” includes AQR Capital Management, LLC and CNH Partners, LLC and their respective investment advisory affiliates.

2.	Review ISS’s procedures to seek to ensure that its proxy voting recommendations are based on current and accurate information;

3.	Review a sample of ISS’s proxy votes to review whether ISS has complied with ISS’s proxy voting guidelines;

4.	Obtain a certification or other information from ISS regarding its independence and impartiality.

III.	VOTING PROCEDURES

ISS is responsible for coordinating with AQR’s clients’ custodians to seek to ensure that all proxy materials received by custodians relating to a client’s securities are processed in a timely fashion. Proxies relating to securities held in client accounts will typically be sent directly to ISS. In the event that proxy materials are sent to AQR directly instead of ISS, AQR will use reasonable efforts to identify and forward those materials promptly to ISS for processing.

As noted in Section II, ISS will vote proxies in accordance with the subscribed proxy voting guidelines, unless instructed otherwise by AQR.

IV.	VOTING GUIDELINES

To the extent that AQR is voting a proxy itself and not utilizing ISS’s recommendation, AQR will be required to vote proxies in a way that, in AQR’s best judgment, is in the best interest of AQR’s clients holding such securities. Unless prior approval is obtained from the CCO or designee, the following guidelines will generally be adhered to when AQR is voting a proxy itself:

1.	AQR will not engage in conduct that involves an attempt to change or influence the control of a public company. In addition, all communications regarding proxy issues or corporate actions between companies or their agents, or with fellow shareholders, shall be for the sole purpose of expressing and discussing AQR’s concerns for its advisory clients’ interests and not for an attempt to influence or control management;

2.	AQR will not announce its voting intentions and the reasons therefore; and

3.	AQR will not initiate a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

AQR or ISS may not vote a proxy in certain situations, including but not limited to, when:

1.	The cost of voting a proxy outweighs the benefit of voting;

2.	AQR is not given enough time to process the vote;

3.	AQR has an outstanding sell order or intends to sell the applicable security prior to the voting date;

4.	There are restrictions on trading resulting from the exercise of a proxy; or

5.	Voting would cause an undue burden to AQR.

Additionally, from time to time, AQR or ISS may be unable to cast a vote prior to the cutoff date for reasons including, but not limited to, timing of transferring proxy information. AQR does not view non-voted proxy ballots to be a material issue for either the clients or AQR’s investment strategies. AQR typically follows a systematic, research-driven approach, applying quantitative tools to process fundamental information and manage risk, significantly reducing the importance and usefulness of the proxies AQR receives and votes, or causes to be voted, on behalf of its clients.

Moreover, some of AQR’s strategies primarily focus on portfolio management and research related to macro trading strategies which are implemented through the use of derivatives. These strategies typically do not hold equity securities with voting rights, but may, in certain circumstances, hold an exchange traded fund (“ETF”) for the purpose of managing market exposure. For these funds and accounts that only have a de minimis exposure to equites via an ETF used for equitization, AQR will not vote proxies.

V.	POTENTIAL CONFLICTS OF INTEREST OF THE ADVISER

AQR mitigates potential conflicts of interest by generally voting in accordance with the pre-determined voting recommendations outlined in the subscribed voting guidelines of our independent third party provider, ISS. However, from time to time, AQR may determine to vote contrary to the recommendation of ISS which could give rise to potential conflicts of interest.

In the event that AQR intends to directly vote a proxy in a manner that is inconsistent with ISS’s recommendation, the Compliance Department will examine any conflicts that exist between the interests of AQR and its clients. This examination includes, but is not limited to, a review of any material economic interest, including outside business activities, of AQR, its personnel, and its affiliates with the issuer of the security in question.

If, as a result of the Compliance Department’s examination, a material conflict of interest is found to exist, AQR will determine whether:

1.	Directly voting the meeting is in the best interests of the client;

2.	ISS’s recommendation should be followed; or

3.	The client should approve the ISS recommendation.

VI.	DISCLOSURE

Upon request, AQR will furnish a copy of this Policy to the requesting client and information on how the client’s proxies were voted. If a client requests how the client’s proxies were voted, AQR will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about:

1.	The name of the issuer;

2.	The proposal voted upon; and

3.	The election made for the proposal.

Clients may contact AQR’s Client Administration team by calling 203-742-3700 or via e-mail at Client.Admin@aqr.com for a copy of the ISS Proxy Voting Guidelines or to obtain a record of how proxies were voted for their account.

VII.	AQR FUNDS

On an annual basis, AQR will provide, or cause ISS to provide, to the AQR Funds’ administrator or other designee on a timely basis, any and all reports and information necessary to prepare and file Form N-PX, which is required by Rule 30b1-4 under the Investment Company Act of 1940.2

[2]	Form N-PX is required to contain an AQR Fund’s complete proxy voting record for the most recent 12-month period ended June 30 and must be filed no later than August 31 of each year.

VIII.	PROXY RECORDKEEPING

AQR will maintain the following records with respect to this Policy:

1.	A copy of the Policy, and any amendments thereto;

2.	A copy of any document AQR created that was material to making a decision how to vote proxies, or that memorializes that decision.

AQR will cause ISS to maintain the following records below under this Policy for a period of no less than 5 years as required by SEC Rule 204-2. In addition, ISS will promptly produce such records upon request. Records will include:

1.	A copy of the ISS Proxy Voting Guidelines;

2.	A copy of ISS’s policies and procedures related to voting of proxies and management of conflicts of interest;

3.	A copy of each research report prepared by ISS;

4.	A copy of each proxy ballot received; an

5.	A record of each vote cast

IX.	REVIEW OF POLICY AND PROCEDURES

The Compliance Department shall review, no less frequently than annually, the adequacy of this Policy to ensure it has been implemented effectively, including whether the Policy continues to be reasonably designed to ensure that proxies are voted in the best interests of its clients.

Artisan Partners Limited Partnership

Artisan Partners Proxy Voting Policy

Introduction

As a fiduciary, Artisan Partners Limited Partnership exercises its responsibility, if any, to vote its clients’ securities in a manner that, in the judgment of Artisan Partners, is in the clients’ economic best interests as shareholders. In accordance with that fiduciary obligation and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, Artisan Partners has established the following proxy voting policy.

Responsibility for Voting

Artisan Partners Limited Partnership shall vote proxies solicited by or with respect to the issuers of securities in which assets of a client portfolio are invested, unless: (i) the client is subject to the Employees Retirement Income Securities Act (ERISA) and the advisory agreement between Artisan Partners and the client expressly precludes the voting of proxies by Artisan Partners; (ii) the client is not subject to ERISA and the client otherwise instructs Artisan Partners; or (iii) Artisan Partners has responsibility for proxy voting and, in Artisan Partners’ judgment, the cost or disadvantages of voting the proxy would exceed the anticipated benefit to the client.

Primary Consideration in Voting

When Artisan Partners votes a client’s proxy with respect to a specific issuer, a client’s economic interest as a shareholder of that issuer is Artisan Partners’ primary consideration in determining how proxies should be voted. Except as otherwise specifically instructed by a client, Artisan Partners generally doesn’t take into account interests of other stakeholders of the issuer or interests the client may have in other capacities.

Engagement of Service Provider

Artisan Partners has engaged ISS (Institutional Shareholder Services) (ISS) to (i) make recommendations to Artisan Partners of proxy voting policies for adoption by Artisan Partners; (ii) perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by Artisan Partners and delivering those proxies; (iv) retain proxy voting records and information; and (v) report to Artisan Partners on its activities. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by Artisan Partners. Artisan Partners retains final authority and fiduciary responsibility for the voting of proxies. If at any time Artisan Partners has engaged one or more other entities to perform the proxy administration and research services described above, all references to ISS in this policy shall be deemed to be references to those other entities. In addition to ISS, Artisan Partners has engaged a second service provider, Glass, Lewis & Co. (GL), to perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited.

Voting Guidelines

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Client Policy—If the client has a proxy voting policy that has been delivered to Artisan Partners, Artisan Partners shall vote proxies solicited by or with respect to the issuers of securities held in that client’s account in accordance with that policy.

•

No Client Policy—If the client does not have or does not deliver a proxy voting policy to Artisan Partners, Artisan Partners shall vote proxies solicited by or with respect to the issuers of securities held

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in the client’s account in the manner that, in the judgment of Artisan Partners, is in the economic best interests of the client as a shareholder in accordance with the standards described in this Policy. When making proxy voting decisions, Artisan Partners generally adheres to the proxy voting guidelines set forth in Appendix A hereto (the Guidelines). The Guidelines set forth Artisan Partners’ proxy voting positions on recurring issues and criteria for addressing non-recurring issues. The Guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by ISS. Artisan Partners believes the Guidelines, if followed, generally will result in the casting of votes in the economic best interests of clients as shareholders. The Guidelines will be reviewed from time to time by the Proxy Voting Committee, which Committee is further described below.

•	Limitations on Exercising Right to Vote—In the following circumstances Artisan Partners will not vote a client’s proxy:

•

No Responsibility—In certain circumstances, a client may direct Artisan Partners not to vote on its behalf. If such a client is an ERISA plan, the advisory agreement must expressly preclude Artisan Partners from voting. In addition, Artisan Partners will not generally vote a client’s proxy after a client has terminated its advisory relationship with Artisan Partners.

•

Limited Value—Artisan Partners may abstain from voting the client’s proxy in those circumstances where it has concluded to do so would have no identifiable economic benefit to the client-shareholder, such as when the security is no longer held in the client’s portfolio or when the value of the portfolio holding is indeterminable or insignificant.

•

Unjustifiable Costs or Disadvantages—Artisan Partners may also abstain from voting the client’s proxy when the costs of or disadvantages resulting from voting, in Artisan Partners’ judgment, outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting.

•

Securities Lending—Certain of Artisan Partners’ clients engage in securities lending programs under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy. Because Artisan Partners generally is not aware of when a security may be on loan, it does not have an opportunity to recall the security prior to the record date. Therefore, in most cases, those shares will not be voted.

Proxy Voting Committee

Artisan Partners’ Proxy Voting Committee oversees the proxy voting process, reviews this Proxy Voting Policy at least annually, develops the Guidelines, grants authority to Proxy Administrators (as defined below) to perform administrative services relating to proxy voting and, with respect to Identified Issuers and Discretionary Votes (as described in the Guidelines) where there is an actual or potential conflict of interest, makes determinations as to the votes to be cast. The Proxy Voting Committee is comprised of the persons appointed by Artisan Partners from time to time, as such may be amended from time to time. Action by any two members of the Proxy Voting Committee shall constitute the action of the Committee. To minimize the possibility that members of the Proxy Voting Committee could have certain potential conflicts of interest, none of the members of the Proxy Voting Committee shall be responsible for servicing existing clients or soliciting new clients.

Administration

•

Designation of Proxy Administrators—Members of the trading operations department of Artisan Partners, or such other persons as may be designated by the Proxy Voting Committee, shall serve as Proxy Administrators.

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•	Receipt and Recording of Proxy Information— The legal and compliance department is responsible for establishing in the records for each client whether the client has:

•	vested Artisan Partners with proxy voting authority or has reserved or delegated that responsibility to another designated person; and

•	adopted a proxy voting policy that Artisan Partners is required to follow.

Such information shall be provided to a Proxy Administrator each time Artisan Partners enters into an advisory agreement with a new client. The legal and compliance department also shall be responsible for notifying a Proxy Administrator any time a client amends its voting instructions or voting policy.

•

Notification of Custodian and ISS— For each client account for which Artisan Partners has discretion to vote shareholder proxies, a member of the trading operations department or a Proxy Administrator shall notify the client’s custodian that all proxy materials and ballots shall be forwarded to ISS and shall notify ISS of those instructions.

•

ISS Reports on Pending Proxy Solicitations—ISS publishes a periodic electronic report that identifies pending meetings and due dates for ballots. A Proxy Administrator shall review ISS’ reports as necessary, but no less frequently than weekly.

•

Potential Conflicts of Interest—In certain circumstances, Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of clients. Artisan Partners will be deemed to have a potential conflict of interest when voting proxies if: (i) Artisan Partners manages assets for that issuer or an affiliate of the issuer and also recommends that its other clients invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Partners Funds, Inc. or an employee of Artisan Partners; (iii) Artisan Partners is actively soliciting that issuer or an affiliate of the issuer as a client and the Proxy Administrator, member of the relevant investment team, or member of the Proxy Voting Committee who recommends, reviews or authorizes a vote has actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with the Proxy Administrator, the member of the relevant investment team, or a member of the Proxy Voting Committee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners, or an employee of Artisan Partners, exists that may be affected by the outcome of the proxy vote and that the Proxy Voting Committee deems to be an actual or potential conflict for the purposes of this Proxy Voting Policy.

Each person who serves as a Proxy Administrator, is a member of an investment team that recommends votes or serves on the Proxy Voting Committee shall, on at least an annual basis, provide to Artisan Partners a list of any portfolio companies with or in which he or she has a relationship or could otherwise be deemed to have a conflict. Each such person shall also certify to Artisan Partners at least annually that he or she agrees to update such list promptly upon becoming aware of any relationship, interest or conflict other than what he or she originally disclosed.

Artisan Partners will maintain a list of all such issuers with whom it has deemed that it has a potential conflict voting proxies (the Identified Issuers), and provide such list to each Proxy Administrator.

Artisan Partners believes that application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined. However, in the event an actual or potential conflict of interest has been identified, the procedures described below will be followed.

•

Voting Analysis—ISS and GL deliver information relating to their research on particular votes and their vote recommendations electronically to the Proxy Administrators. A Proxy Administrator shall review the research and vote recommendations.

•	For all votes relating to routine or corporate administrative items (as identified in the Guidelines):

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•	the Proxy Administrator shall confirm with ISS that the vote will be cast in accordance with the Guidelines.

•	For all other votes (identified as discretionary issues in the Guidelines):

•

the Proxy Administrator shall contact the investment team(s) whose portfolios hold the subject security, or a member of the Proxy Voting Committee, to ascertain the team’s recommendation with respect to the vote. If the vote pertains to an Identified Issuer, the Proxy Administrator will disclose the potential conflict and ask whether the potential conflict has influenced the voting recommendation.

•

The Proxy Administrator will provide the voting recommendation to at least one member of the Proxy Voting Committee (who must be different from the member who made the recommendation when applicable), who shall review the vote to evaluate whether the recommended vote appears to be the result of a conflict of interest. The member of the Proxy Voting Committee will consider the recommended vote, any analysis available from ISS or GL and whether ISS or GL has a relationship with the issuer that could present a conflict of interest, the consistency of those recommendations with this Proxy Voting Policy and any identified conflict of interest.

•

In the absence of a conflict of interest, the Committee member will generally follow the recommendation. If a conflict of interest is identified or the vote pertains to an Identified Issuer, the Committee member will convene a meeting of the Committee, which will determine the course of action that it believes would best serve the interests of Artisan Partners’ clients as shareholders.

•

If the Committee concludes that a voting recommendation was influenced by a conflict of interest, the Committee may instruct the firm’s Proxy Administrator to vote proxies in accordance with the recommendations of ISS or GL, provided that such service provider provides research and analysis with respect to the issuer in question and the Committee member has reason to believe the service provider is independent of the issuer. If neither ISS nor GL meets these requirements, the Committee shall consider what course of action will best serve the interests of Artisan Partners’ clients, consistent with Artisan Partners’ obligations under applicable proxy voting rules.

•	For votes of particular interest to an investment team:

•

from time to time, the investment team(s) whose portfolios hold the subject security or a member of the Proxy Voting Committee may determine that following the Guidelines would not be in the economic best interests of Artisan Partners’ clients as shareholders; in which case, the team(s) or a member of the Proxy Voting Committee shall notify a Proxy Administrator, who will then provide the members of the Proxy Voting Committee with a summary of the information relating to the relevant proxy proposal and the recommended vote together with ISS’s and/or GL’s analyses. The Proxy Voting Committee shall consider the recommended vote, any analysis available from ISS or GL and whether ISS or GL has a relationship with the issuer that could present a conflict of interest, the consistency of those recommendations with this Proxy Voting Policy and any identified conflict of interest and shall determine the vote to be cast, in accordance with the standards set forth in this Policy. In the absence of a conflict of interest, the Committee will generally follow the recommendation.

In certain circumstances, ISS or GL may provide a recommendation with respect to a discretionary item for which no analysis or very limited analysis is provided. In such circumstances, the Proxy Administrator may request additional information from ISS and/or independently attempt to obtain additional information regarding the issuer in question. Any such additional information obtained will be provided to the relevant investment

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team. Regardless of the extent to which additional information is obtained, the recommendations of the team or a member of the Proxy Voting Committee shall be followed in accordance with and subject to the guidelines set forth above.

Review of Votes Cast

On a monthly basis, Artisan Partners monitors strategy votes to ensure ballots are processed on a consistent basis. On a quarterly basis, Artisan Partners engages in a vote reconciliation process for a representative account in each investment strategy managed by Artisan Partners. Artisan Partners determines whether proxy ballots for each meeting held during the quarter were voted in accordance with Artisan Partners’ voting instructions and this Proxy Voting Policy.

In some cases, particularly for clients participating in securities lending programs and clients in strategies with more active trading, a full reconciliation of votes cast and shares held is not possible. In addition, in some cases, ISS may not receive a ballot on behalf of a client from that client’s custodian due to error of the custodian or failure of the custodian to receive the information from the issuer. A full reconciliation of votes cast and shares held by those clients also is not possible. However, if a discrepancy is identified, Artisan Partners shall use reasonable efforts to determine the reasons for the discrepancy, and if such discrepancy is due to an administrative error of ISS, Artisan Partners shall work with ISS to minimize the risk of such errors in the future.

Records and Reports

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Reports—Artisan Partners shall make a summary of this Proxy Voting Policy available to clients on at least an annual basis. That summary may be contained in Artisan Partners’ Brochure. Artisan Partners shall also make the entire Proxy Voting Policy and Artisan Partners’ proxy voting records with respect to a client’s account available to that client or its representatives for review and discussion upon the client’s request or as may be required by applicable law. Artisan Partners generally will not disclose publicly its past votes, share amounts voted or held or how it intends to vote on behalf of a client account except as required by applicable law, but may disclose such information to a client who itself may decide or may be required to make public such information. Upon a request from a person other than a client for information on Artisan Partners’ proxy voting, Artisan Partners personnel will not disclose such information unless otherwise directed to do so by a client, in which case Artisan Partners personnel will direct the requesting party to the Proxy Administrator or a member of the Proxy Voting Committee who will handle the request.

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Records—Basis for Vote—Artisan Partners shall maintain a copy of any document generated by Artisan Partners or its agents that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision including:

•	For votes relating to routine or corporate administrative matters, the basis for each vote cast is reflected in the Guidelines and no additional documentation is required.

•

For all other votes, including votes relating to discretionary items or Identified Issuers, Artisan Partners shall maintain records relating to the independent review of the Proxy Voting Committee, including a copy of any request for consideration of a vote by the Proxy Voting Committee and any other correspondence relating to recommendations made by an investment team member or a member of the Proxy Voting Committee.

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Records—General—The following documents shall also be maintained by Artisan Partners or by ISS or another third party service provider, on behalf of Artisan Partners; provided that if such documents are maintained by ISS or a service provider of Artisan Partners, ISS or such third party shall undertake to provide Artisan Partners copies of such documents promptly upon Artisan Partners’ request:

•	a copy of each proxy statement received, provided that no copy need be retained of a proxy statement found on the SEC’s EDGAR website;

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•	a record of each proxy vote cast, including the issuer, the number of shares voted, a description of the proposal, how the shares were voted and the date on which the proxy was returned;

•	a copy of each written client request for Artisan Partners’ proxy voting record with respect to such client and a copy of any written response from Artisan Partner to such client for that record; and

•	a copy of Artisan Partners’ Proxy Voting Policy, including the Guidelines.

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Records—Retention—All records kept under this Article 9 shall be retained no less than seven years, the first two years in an appropriate office of Artisan Partners, or, if instructed by a client, for such longer period as may be mutually agreed by Artisan Partners and such client.

Business Group Owner:	Trade Operations

Date of Last Revision:	22 July 2016

Applicable to:	Artisan Partners Limited Partnership Artisan Partners UK LLP

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Appendix A

Proxy Voting Guidelines

A-1

A-2

A-3

I.	Background

The following proxy voting guidelines (Guidelines) summarize Artisan Partners’ positions on various issues of concern to investors and give an indication of how portfolio securities generally will be voted on proposals dealing with particular issues. These Guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by ISS.

The Guidelines, together with the Proxy Voting Policy, will be used for voting proxies on behalf of all of Artisan Partners’ clients for which Artisan Partners has voting authority. ISS is instructed to vote all proxies relating to portfolio securities in accordance with these Guidelines, except as otherwise instructed by Artisan Partners.

The Guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Artisan Partners votes differently than indicated in the Guidelines. Artisan Partners’ investment teams are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Administrator of circumstances where the interests of clients may warrant a vote contrary to the Guidelines. In such instances, the investment team member may submit a recommendation to the Proxy Administrator in accordance with the procedures outlined in the Proxy Voting Policy.

In addition, due to the varying regulations, customs and practices of non-U.S. countries, Artisan Partners may vote contrary to the Guidelines in circumstances where following the Guidelines would be inconsistent with local regulations, customs or practices.

II.	General Guidelines

A.	Reliance on Information Provided by and Due Diligence of ISS—Artisan Partners may rely on the information provided by and due diligence efforts of ISS in determining whether to vote for or against a particular matter, provided that the Proxy Administrator, the member of the relevant investment team, or the members of the Proxy Voting Committee who recommend, review or authorize the vote does not have actual knowledge that the information provided by ISS is incorrect.

B.	Non-U.S. Securities—In some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (share blocking). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting. Artisan Partners (or ISS on behalf of Artisan Partners) maintains a list of jurisdictions in which share blocking occurs. In such jurisdictions, there may be circumstances in which the specific securities voted might not in fact be subject to share blocking. However, because of the complexity and variety of share blocking restrictions in the various jurisdictions in which shares are held, Artisan Partners generally does not vote proxies in those jurisdictions unless a client’s proxy voting policy specifically requires other action. In some jurisdictions, a sub-custodian bank (record holder) may not have the power to vote shares, or may not receive ballots in a timely fashion, unless the client has fulfilled certain administrative requirements (for example, providing a power of attorney to the local sub-custodian), which may be imposed a single time or may be periodic. Artisan Partners does not have the ability to vote shares held in a client’s account unless the client, in conjunction with the client’s custodian, has fulfilled these requirements.

C.	Securities Lending—Certain of Artisan Partners’ clients engage in securities lending programs under which a client’s shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy. Because Artisan Partners generally is not aware of when a security may be on loan, it does not have an opportunity to ask the client to recall the security prior to the record date. In addition, in some circumstances, a client may determine that recalling the security to vote is not in its best interest and may not be willing to do so. Therefore, in most cases, those shares will not be voted.

A-4

D.	Securities Not Acquired by Artisan Partners—From time to time, Artisan Partners’ client accounts may hold securities not specifically acquired for such accounts by Artisan Partners. Such securities are typically received through corporate or other actions, transfers in of securities acquired by other managers, or through clients’ investments in short-term investment funds for cash management purposes. When Artisan Partners receives proxies relating to such securities, it will vote in accordance with the recommendations of ISS.

E.	Consideration of Relevant Factors—These Guidelines below may provide examples of factors to be considered in determining how to vote on certain issues. These factors should not be considered exclusive or exhaustive. The Proxy Committee shall consider such factors as it considers to be appropriate in light of the circumstances.

III.	Routine and Corporate Administrative Items

A.	Operational Items

1.	Adjourn Meeting—Vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal. Circumstances in which an adjournment is sought to provide management with additional time during which to seek shareholder approval of a proposal of which Artisan Partners is in favor shall be deemed to be a compelling reason to support such proposals.

2.	Amend Quorum Requirements—Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

3.	Minor Amendment to Charter or Bylaws—Vote FOR bylaw or charter changes that are housekeeping or administrative in nature (updates or corrections) or changes required by or to conform to applicable law or requirements of national exchanges or other regulatory organizations.

4.	Change Company Name—Vote FOR proposals to change the corporate name.

5.	Change in Principal Place of Business or Registered Office—Vote FOR proposals to change principal place of business or registered office, unless the proposal appears unreasonable or would cause a change in the state or country of incorporation. Also, vote FOR proposals to grant authorization to the board of directors to amend organizational documents in connection with such change.

6.	Change Date, Time, or Location of Annual Meeting—Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

7.	Electronic Meetings of Shareholders—Vote FOR management proposals to hold shareholder meetings using audio and video transmission (including live webcasts), unless the proposed alternative appears unreasonable in light of the circumstances.

8.	Ratify Auditors—Vote FOR management proposals to ratify the selection of auditors, unless:

•

An auditor has a significant professional or personal relationship with the issuer that compromises the firm’s independence, including whether the amount of consulting or related services provided by the auditor to the issuer or the fees paid for non-audit services are excessive;

•	There is reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

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•	Serious concerns about accounting practices are identified such as fraud, misapplication of GAAP, and material weaknesses identified in Section 404 disclosures.

9.	Authorize Board to Fix Remuneration of Auditors—Vote FOR proposals to authorize the board to fix the remuneration of auditors unless the firm does not vote in favor of the proposal to ratify the selection of those auditors or would not have done so had a proposal to ratify the selection of those auditors been made.

10.	Confidential Voting—Vote FOR proposals to adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

11.	Submission of Financial Statements and Statutory Reports—Vote FOR the adoption or approval of routine submissions of an issuer’s annual financial statements and statutory reports.

12.	Dividend Distributions and Profit Distribution/Allocation Plans— Vote FOR routine submissions of an issuer’s cash or stock dividend payout and profit distribution/allocation plans (including dividend capitalization or share capital reduction plans accompanied by cash distributions), assuming pro rata payout or distribution to all shareholders. Also, vote FOR ratification of board actions taken with respect to such dividend payouts and profit distribution/allocation plans.

13.	Transact Other Business or Grant a Blank Proxy—Vote AGAINST proposals to approve other business when it appears as a voting item or to give proxy authority to a specified person to vote, at that person’s discretion, on any item that has yet to be raised and/or about which no information has been disclosed.

14.	Electronic Communications to Shareholders—Vote FOR proposals to allow for delivery of notices and various corporate documents (such as prospectuses and annual reports, for example) to shareholders via electronic means to the extent shareholders are given the right to request hard copies of such notices and documents. Also, vote FOR proposals to grant authorization to the board of directors to amend organizational documents permitting such electronic communications to shareholders.

15.	Re-Registration of Shares—Vote AGAINST proposals to re-register shares in share blocking markets. Vote FOR re-registration in markets that do not engage in share blocking.

16.	Routine Items of Foreign Issuers—Vote FOR proposals to approve certain routine operational items frequently submitted by management of non-U.S. issuers, including, but not limited to the following:

•	election of chairman of the annual general meeting (AGM);

•	designation of an independent proxy;

•	preparation and approval of list of shareholders entitled to vote at AGM;

•	approval of meeting agenda;

•	approval of minutes of previous AGM, and technical or immaterial amendments to previously approved minutes of such AGM;

•	approval of routine capital budget requests in the absence of any known concerns or evidence of prior mismanagement;

•	acceptance of the submission of various reports to shareholders, including but not limited to audit committee reports, chairman’s reports, operations reports, reports on company performance, etc.;

•	appointment of internal statutory auditors, but vote AGAINST appointment of internal statutory auditors that are affiliated with the issuer and are listed as independent;

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•	award of cash fees to non-executive directors, unless the amounts are excessive relative to other companies in the country or industry;

•

discharge of responsibility of the management or supervisory board for the fiscal year in review, but vote AGAINST such proposal if there are serious questions about actions of the management or board members or legal action is being taken against the management or board members by other shareholders;

•	approval of retirement plans or payments relating to those plans for employee directors;

•	approval of general meeting guidelines;

•	grant of authorization to the board of directors to ratify and execute approved resolutions;

•	designation of inspector or shareholder representative for approval of the minutes of the AGM;

•	acknowledgment of the proper convening of the AGM;

•

adoption of or approval of changes to procedural rules for shareholders’ general meetings, board meetings and supervisory committee meetings that are guidelines that seek to establish functions, powers, policies and procedures for these types of meetings in accordance with applicable law or requirements of national exchanges or other regulatory organizations;

•	authorization to form a special committee and elect its members to conduct shareholder meeting formalities (i.e. verify quorum);

•	authorization to hold general meetings (other than AGMs) with 14 days’ notice in limited and time-sensitive circumstances where it would be to the advantage of shareholders as a whole;

•	authorization to make donations to EU political organizations for the purpose of preventing an inadvertent breach of the Political Parties, Elections and Referendum Act 2000;

•	approval to create corporate website and related amendments that govern the terms of use of the company’s website;

In instances where a member of the Proxy Voting Committee believes that sufficient information is not available to make an informed voting decision on a matter, a vote will be placed in accordance with the recommendations of ISS.

17.	Appoint Special Appraiser—Vote FOR proposals to appoint certain appraisers, special auditors or liquidators unless there are concerns noted related to the appointment.

B.	Board of Directors

1.	Director Nominees in Uncontested Elections—Vote FOR director nominees (including internal statutory auditors of Japanese companies) and nominees to any committee of the board of directors in uncontested elections, except that votes should be WITHHELD [or submitted AGAINST] nominees who, as reported in the issuer’s proxy statement or materials provided by one of Artisan Partners’ proxy service providers:

•

Attended less than 75% of the board and committee meetings without a valid reason for the absences. Valid reasons include illness, absence due to company business, or other circumstances outside of the director’s control where sufficient facts are available to suggest the absences were duly justified. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence reduced the director’s attendance below 75%;

•	Voted to implement or renew a dead-hand or slow-hand poison pill;

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•	Ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years (unless Artisan Partners did not support such proposal);

•	Ignored a shareholder proposal approved by a majority of the shares outstanding (unless Artisan Partners did not support such proposal);

•	Failed to act on a takeover offer where the majority of the shareholders had tendered their shares;

•

With respect to director candidates of U.S. companies only, serves on the board of directors of more than six publicly-traded companies or serves as the chief executive officer of a publicly-traded company and also serves on the board of directors of more than two publicly-traded companies besides his/her own company (except that a vote will not be withheld for a candidate in director elections of the publicly traded company for which the director also serves as the chief executive officer; i.e., the vote will be withheld only in director elections for such candidate’s outside boards);

•

In the past ten years was convicted of or pled guilty or no contest in a domestic or foreign court to any felony or misdemeanor involving fraud, false statements, wrongful taking of property, bribery, perjury, forgery, counterfeiting, extortion or conspiracy to commit any of these offenses, or has been found by a regulatory authority with jurisdiction over the nominee to have committed any such offense.

If the number of candidates in an election is greater than the number of seats to be filled, such election will be deemed contested and will be voted in accordance with the requirements set forth in sub-section entitled “Proxy Contests” under Discretionary Issues section of the Guidelines.

2.	Age Limits—Vote AGAINST proposals to impose a mandatory retirement age for outside directors. Vote FOR proposals to eliminate such a requirement.

3.	Service on Other Boards—Vote FOR proposals to release restrictions of competitive activities of directors, which would permit the directors to serve on the boards of other companies to the extent such service on other boards is not otherwise limited or prohibited pursuant to applicable laws or regulations. Vote AGAINST any proposals that would impose restrictions on competitive activities of directors that would prohibit the directors from serving on the boards of other companies, unless such restrictions or prohibitions are warranted by the applicable laws or regulations.

4.	Board Size—Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside a specified range without shareholder approval.

5.	Classification/Declassification of the Board—Vote AGAINST proposals to classify the board, including proposals to amend charter or bylaws to, in effect, permit classification of the board. Vote FOR proposals to repeal classified boards and to elect all directors annually, including proposals to amend charter or bylaws to, in effect, eliminate classification of the board.

6.	Cumulative Voting—Vote proposals to eliminate cumulative voting in accordance with the recommendations of each investment team based on the team’s investment philosophy as follows: AGAINST – Emerging Markets, Global Equity, U.S. Value; FOR – Global Value; and CASE-BY-CASE – U.S. Growth. In director elections of companies in countries where cumulative voting is required by law or regulation, vote for the directors in accordance with the cumulative voting recommendations by ISS.

7.	Indemnification and Liability Protection—Vote AGAINST proposals that would eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

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8.	Filling Vacancies—Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

9.	Director Resignations—Vote FOR management proposals to accept resignations of directors from the board or committees on which they serve, unless there are apparent contentious issues relating to or requiring the resignation, in which case it shall be voted on a CASE-BY-CASE basis.

10.	Removal of Directors—Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

11.	Term Limits—Vote AGAINST proposals to limit the tenure of outside directors.

12.	Majority Vote Requirements—Vote FOR management proposals to require election of directors by a majority of votes cast.

C.	Mergers and Corporate Restructuring

1.	Appraisal Right—Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

2.	Conversion of Securities and Corporate Reorganizations—Vote FOR the conversion or reorganization if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

D.	Antitakeover Defenses and Voting Related Issues

1.	Amend Bylaws without Shareholder Consent—Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

2.	Control Share Acquisition Provisions—Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares and to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

3.	Fair Price Provisions—Vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

4.	Greenmail—Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

5.	Issue Stock for Use with Rights Plan—Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

6.	Stakeholder Provisions—Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

7.	Supermajority Vote Requirements—Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

8.	Control Share Cash-Out Provisions—Vote FOR proposals to opt out of control share cash-out statutes. Such statutes give dissident shareholder(s) the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position.

9.	Disgorgement Provisions—Vote FOR proposals to opt out of state disgorgement provisions. Such provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge to the company any profits realized from sale of that company’s stock purchased 24 months before achieving control status.

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10.	Freeze-Out Provisions—Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

E.	Capital Structure

1.	Adjustments to Par Value of Common Stock—Vote FOR management proposals to reduce the par value of common stock (including through share capital reduction plans that provide for pro rata capital repayments) or to increase the par value of common stock in order to capitalize cash dividends paid to all shareholders on a pro rata basis, unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action. Vote FOR management proposals to eliminate par value. Additionally, vote FOR any amendments to bylaws or other corporate documents related to the items above.

2.	Common Stock Authorization—Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights unless clients hold the class with the superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

3.	Preferred Stock Authorization—Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals to increase number of authorized shares of class or series of preferred stock that has superior voting rights, at a company that has more than one class or series of preferred stock.

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (blank check preferred stock).

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

4.	Dual Class Stock—Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders;

•	It is not designed to preserve the voting power of an insider or significant shareholder.

5.	General Issuances of Equity or Equity-Linked Securities—Vote FOR proposals to issue equity or equity-linked securities with preemptive rights to a maximum of 100% or without preemptive

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rights to a maximum of 20% over currently issued capital over a specified period of time, unless adequate restrictions on discounts and the limit on the number of times the mandate may be refreshed are not set.

6.	Share Repurchase Programs—Vote FOR management proposals to institute open-market share repurchase plans, except that proposals where there is evidence that a proposed repurchase plan is not fair to all shareholders or where the company indicates that a proposed repurchase plan may continue during a takeover period shall be voted on a CASE-BY-CASE basis. Also, vote FOR management proposals to authorize the use of financial derivatives when repurchasing shares if voted FOR the approval of the relevant share repurchase plan.

7.	Reissuance of Repurchased Shares—Vote FOR management proposals to reissue previously repurchased shares to the extent such reissuance would have a dilution effect of no more than 10%, unless there is clear evidence of abuse of this authority in the past.

8.	Cancellation of Repurchased Shares—Vote FOR management proposals to cancel previously repurchased shares for routine accounting purposes unless the terms are unfavorable to shareholders.

9.	Stock Distributions: Splits and Dividends—Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined by taking into consideration the results of an analysis that uses a model developed by ISS.

10.	Reverse Stock Splits—Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced or to avoid delisting.

F.	Executive and Director Compensation

1.	Stock Plans in Lieu of Cash—Vote FOR plans which provide a dollar-for-dollar cash for stock exchange for non-employee director plans only.

2.	Director Retirement Plans—Vote AGAINST retirement plans for non-employee directors.

3.	Incentive Bonus Plans and Tax Deductibility Proposals—Vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of ensuring the deductibility of compensation under the provisions of Section 162(m) of the Internal Revenue Code if no increase in shares is requested and if the plan does not contain an evergreen provision. Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m). Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

4.	Advisory Vote on Say on Pay Frequency—Vote proposals regarding the frequency in which companies must present shareholders with an advisory vote on executive compensation in accordance with the recommendations of each investment team based on the team’s investment philosophy as follows: One Year – U.S. Value, Global Value, Global Equity; Two Years – Emerging Markets; Three Years – U. S. Growth.

5.	Executive Death Benefits (Golden Coffins)—Vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

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G.	Social and Environmental Issues—Vote with management on shareholder proposals related to social and environmental issues. Among the social and environmental issues to which this pertains are the following: board diversification issues (e.g., representation on the board of women and minorities), consumer issues and public safety (e.g., animal rights, genetically modified foods, handguns, predatory lending, tobacco), environmental and energy issues (e.g., wildlife preservation, CERES principles, general environmental issues, global warming, recycling, renewable energy), political concerns (e.g., reporting on political contributions), preparation of sustainability reports (e.g., to address environmental, labor, human rights, health and safety, economic or other social issues and considerations), labor standards and human rights (e.g., international codes of conduct, country-specific human rights reports, China principles, MacBride principles), military business (e.g., military sales, weapons production), workplace diversity (e.g., equal opportunity reports, sexual orientation, employee diversity) and charitable contributions.

H.	Bundled Proposals (Routine Items Only)—Vote bundled or “conditioned” proposals that consist of routine items and that, if voted separately, would result in conflicting outcomes, pursuant to recommendations of ISS.

IV. Discretionary	Issues

A.	Shareholder Proposals—Vote CASE-BY-CASE for all shareholder proposals, except for shareholder proposals regarding social and environmental issues, which shall be voted in accordance with Section III.G, and shareholder proposals to change the date, time or location of annual meeting, which shall be voted in accordance with Section III.A.6.

B.	Board of Directors

1.	Majority of Independent Directors—Vote on proposals requiring the board to consist of a majority of independent directors on a CASE-BY-CASE basis.

2.	Majority of Independent Committee Members—Vote on proposals requiring the board audit, compensation and/or nominating committees be composed exclusively of independent directors on a CASE-BY-CASE basis.

3.	Cumulative Voting—All proposals to restore or provide for cumulative voting should be evaluated on a CASE-BY-CASE basis relative to other governance provisions contained in the company’s governing documents and the company’s relative performance.

4.	Indemnification and Liability Protection—Proposals providing expanded insurance coverage or indemnification or liability protection in cases when a director or officer was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, but the director’s or officer’s legal defense was nonetheless unsuccessful, should be evaluated on a CASE-BY-CASE basis.

5.	Establish/Amend Nominee Qualifications—Vote CASE-BY-CASE on proposals that establish or amend director qualifications.

6.	Proxy access rights—Vote management proposals to adopt proxy access rights on a CASE-BY-CASE basis.

C.	Proxy Contests

1.	Director Nominees in Contested Elections— Votes in a contested election of directors should be decided on a CASE-BY-CASE basis, with shareholders determining which directors are best suited to add value for shareholders, considering the following factors, as applicable:

•	Performance of the company relative to its peers

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•	Strategic plans of the incumbents and the dissidents

•	Independence of directors/nominees

•	Governance profile of the company

•	Evidence of management entrenchment

•	Experience and skills of board candidates

•	Responsiveness to shareholders

•	Whether takeover offer has been rebuffed

If the number of candidates in an election is greater than the number of seats to be filled, such election will be deemed contested.

2.	Non-Director Voting Items—Votes on matters other than election of directors in proxy contests should be decided on a CASE-BY-CASE basis, even if such matters would otherwise be routine voting items under this policy.

3.	Reimbursing Proxy Solicitation Expenses—In cases where Artisan Partners votes in favor of the dissidents, it also votes FOR reimbursing proxy solicitation expenses. Otherwise, voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

D.	Mergers and Corporate Restructuring

1.	Mergers and Acquisitions, Asset Purchases and Asset Sales—Votes on mergers and acquisitions, issuance of securities to facilitate mergers and acquisitions, asset purchases and asset sales should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by considering, as applicable:

•	Strategic rationale for the transaction and financial and operational benefits

•	Offer price (cost vs. premium) and market reaction

•	How the transaction was negotiated and the process

•	Changes in corporate governance and their impact on shareholder rights

•	Conflicts of interest

2.	Conversion of Securities and Corporate Reorganizations—Votes on proposals regarding conversion of securities and corporate reorganizations are determined on a CASE-BY-CASE basis by considering, as applicable:

•	Dilution to existing shareholders’ position

•	Conversion price relative to market value

•	Financial issues

•	Control issues

•	Termination penalties

•	Terms of the offer

•	Management’s efforts to pursue other alternatives

•	Conflicts of Interest

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3.	Formation of Holding Company—Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis by considering, as applicable:

•	Reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company

4.	Going Private and Going Dark Transactions (LBOs and Minority Squeezeouts)—Vote on going private transactions on a CASE-BY-CASE basis, taking into account, as applicable:

•	Offer price/premium

•	Fairness opinion

•	How the deal was negotiated

•	Other alternatives/offers considered

•	Non-completion risk

•	Conflicts of interest

5.	Issuance of Warrants/Convertibles/Debentures—Votes on proposals regarding issuance of warrants, convertibles and debentures should be determined on a CASE-BY-CASE basis by considering, as applicable:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue alternatives

•	Control issues

•	Conflicts of interest

6.	Joint Ventures—Vote CASE-BY-CASE on proposals to form joint ventures, taking into account, as applicable:

•	Percentage of assets/business contributed

•	Percentage ownership

•	Financial and strategic benefits

•	Governance structure

•	Conflicts of interest

•	Other alternatives

•	Non-completion risk

7.	Liquidations—Votes on liquidations should be determined on a CASE-BY-CASE basis after reviewing, as applicable:

•	Management’s efforts to pursue other alternatives

•	Appraisal value of the assets

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•	Compensation plan for executives managing the liquidation

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

8.	Private Placements—Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis by considering, as applicable:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue alternatives

•	Control issues

•	Conflicts of interest

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

9.	Prepackaged Bankruptcy Plans—Vote on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a CASE-BY-CASE basis, after evaluating, as applicable:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

10.	Recapitalizations—Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account, as applicable:

•	More simplified capital structure

•	Enhanced liquidity

•	Fairness of conversion terms, including fairness opinion

•	Impact on voting power and dividends

•	Reasons for the reclassification

•	Conflicts of interest

•	Other alternatives considered

11.	Spinoffs—Votes on spinoffs should be considered on a CASE-BY-CASE basis, considering, as applicable:

•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Benefits that the spinoff may have on the parent company

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•	Valuation of spinoff

•	Conflicts of interest

•	Any changes in corporate governance and their impact on shareholder rights

•	Change in the capital structure

12.	Exclusive Venue—Vote CASE-BY-CASE on exclusive venue proposals giving consideration to the following factors, as applicable:

•	The company’s stated rationale for adopting such a provision;

•

Whether the company has appropriate governance features, such as an annually elected board, a majority vote standard in uncontested director elections and the absence of a poison pill, unless the pill was approved by shareholders.

13.	Related-party transactions—Vote CASE-BY-CASE on related-party transactions giving consideration to the following factors, as applicable:

•	The parties on either side of the transaction

•	The nature of the asset to be transferred/service to be provided

•	The pricing of the transaction (and any associated professional valuation)

•	The views of independent directors, where provided

•	The views of an independent financial adviser, where appointed

•	Whether any parties to the transaction, including advisers, are conflicted

•	The stated rationale for the transaction, including discussions of timing

E.	Antitakeover Defenses

1.	Fair Price Provisions—Votes on proposals to adopt fair price provisions or opt out of state fair price provisions are determined on a CASE-BY-CASE basis giving consideration to the following factors, as applicable:

•	Percentage of outstanding shares that an acquirer must obtain before triggering the defense

•	Formula employed in determining fair price

•	Vote needed to overcome the board’s opposition to the acquisition

•	Vote required to repeal or amend the fair pricing provision

•	Size of the block of shares controlled by officers, directors, and their affiliates

•	Other takeover provisions

•	Company history relating to premium acquisition offers

2.	Greenmail—Votes on anti-greenmail proposals which are bundled with other charter or bylaw amendments should be determined on a CASE-BY-CASE basis after determining whether the overall effect of the proposal is positive or negative for shareholders.

3.	Poison Pills (Shareholder Rights Plans)—Votes regarding management proposals to ratify a poison pill should be determined on a CASE-BY-CASE basis. Ideally, plans should embody the following attributes, as applicable:

•	20% or higher flip-in or flip-over

•	Two to three year sunset provision

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•	No dead-hand, slow-hand, no-hand or similar features

•

Shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

4.	Shareholders’ Ability to Call Special Meetings—Votes on proposals to restrict or prohibit shareholders’ ability to call special meetings or to remove restrictions on the right of shareholders to act independently of management should be evaluated on a CASE-BY-CASE basis.

F.	State or Country of Incorporation

1.	State Takeover Statutes—Votes on proposals to opt in or out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pills endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions) should be considered on a CASE-BY-CASE basis.

2.	Reincorporation Proposals—Votes on proposals to change a company’s state or country of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, as applicable:

•	Reasons for reincorporation

•	Comparison of company’s governance provisions prior to and following the transaction

•	Comparison of corporation laws of original state or country and destination state or country

G.	Capital Structure

1.	Common Stock Authorization—Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis, taking into consideration the results of an analysis that uses a model developed by ISS.

2.	Preferred Stock—Votes on proposals to increase the number of shares of blank check preferred shares are determined on a CASE-BY-CASE basis after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

3.	Reverse Stock Splits—Votes on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis, taking into consideration the results of an analysis that uses a model developed by ISS.

4.	Tracking Stock—Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against the following factors, as applicable:

•	Adverse governance changes

•	Excessive increases in authorized capital stock

•	Unfair method of distribution

•	Diminution of voting rights

•	Adverse conversion features

•	Negative impact on stock option plans

•	Other alternatives such as a spinoff

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H.	Executive and Director Compensation

1.	Bundled Compensation—Votes on non-executive director compensation proposals that include both cash and share-based components as well as proposals that bundle compensation for both non-executive and executive directors into a single resolution are determined on a CASE-BY-CASE basis.

2.	Compensation Plans (Management “Say on Pay”)—Votes on compensation plans for executives and directors, including advisory votes on compensation matters, are determined on a CASE-BY-CASE basis, taking into account the results of an analysis that uses a proprietary, quantitative model developed by ISS, if available.

3.	Remuneration Report—Votes on an issuer’s compensation policy as set out in a remuneration report are determined on a CASE-BY-CASE basis, taking into account the results of an analysis that uses a proprietary, quantitative model developed by ISS.

4.	Stock Plans in Lieu of Cash—Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis taking into account the results of an analysis that uses a proprietary, quantitative model developed by ISS. Votes on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

5.	Management Proposals Seeking Approval to Reprice Options—Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following, as applicable:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange and treatment of surrendered options

•	Option vesting period and term of the option

•	Exercise price

•	Participants

6.	Employee Stock Purchase Plans—Votes on qualified employee stock purchase plans should be determined on a CASE-BY-CASE basis considering the following factors, as applicable:

•	Purchase price compared to fair market value

•	Offering period

•	Potential voting power dilution

Votes on non-qualified employee stock purchase plans should be determined on a CASE-BY-CASE basis considering the following factors, as applicable:

•	Broad-based participation by company employees

•	Limits on employee contributions

•	Company matching contributions

•	Discounts on the stock price at the time of purchase

7.	Incentive Bonus Plans and Tax Deductibility Proposals—Votes on new or amended plan proposals containing evergreen provisions should be considered on a CASE-BY-CASE basis. Votes to amend existing plans to increase shares reserved and to qualify for tax deductibility under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis taking into account the results of an analysis that uses a proprietary, quantitative model developed by ISS.

A-18

8.	Golden and Tin Parachutes—Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes (severance plans that cover senior level executives of a firm in the event that the firm undergoes a change in control) or tin parachutes (severance plans that cover all of the employees of a company in the event it undergoes a change in control). An acceptable parachute should include the following:

•	The parachute should be less attractive than an ongoing employment opportunity with the firm; and

•	The triggering mechanism should be beyond the control of management.

9.	Bonus Banking/Bonus Banking “Plus”—Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results based on performance metrics on which the bonus was earned, taking into account the following factors:

•	The company’s past practices regarding equity and cash compensation

•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio

•	Whether the company has a rigorous claw-back policy in place

I.	Bundled Proposals—Vote bundled or “conditioned” proposals on a CASE-BY-CASE basis taking into account the aggregate effect of the items.

A-19

Baillie Gifford Overseas Limited

Baillie Gifford Overseas Limited

Summary Description of Proxy Voting

Policies and Procedures

General Statement and Approach

Baillie Gifford Overseas Limited (“BGO”) recognises that it has a fiduciary duty to act solely in the best interests of its clients. In that regard BGO and its affiliates (collectively, “Baillie Gifford”) have adopted Global Corporate Governance Principles and Guidelines (the “Guidelines”), which include proxy voting policies and procedures that are designed, among other things, to ensure that proxies for the securities owned by clients for which BGO exercises voting authority and discretion are voted in the best interests of those clients in accordance with BGO’s fiduciary duties, Rule 206(4)-6 under the Investment Advisers Act of 1940 and other applicable law.

The Guidelines include principles (the “Principles”) that articulate corporate governance standards relating to the basic rights and equitable treatment of shareholders, the role of stakeholders (as established by law), disclosure and transparency on all material matters, and the responsibilities and accountability of the board of directors. The Principles are based upon the widely supported principles developed by the Organisation for Economic Co-operation and Development, which BGO believes are appropriate for most markets. BGO recognizes, however, that given the differences in national corporate and market regulation, one set of standards is unlikely to be appropriate for all of the markets in which it invests. Therefore, the Guidelines include as appendices detailed corporate governance standards for the United Kingdom and Japan and may include overseas corporate governance codes, where these are available and appropriate. In order to provide an indication of how the Principles should be interpreted in practice, the Guidelines include some “best practice” guidelines as to voting on specific issues (e.g. opposing the re-election of non-executive directors who are not independent if they are members of the audit or remuneration committees or if less than three or a minority of the board’s nonexecutive directors is independent; and executive remuneration schemes which incorporate insufficiently challenging performance targets.) BGO recognises, however, that companies within particular markets operate under significantly differing conditions and for this reason it does not apply any of the principles, practices or standards included in the Guidelines rigidly. Rather, it applies them with care, giving due consideration to the specific circumstances of individual companies. In this way it takes a pragmatic and flexible approach to corporate governance, consistent with its overriding aim of looking after the long term financial interests of its clients.

BGO looks to have confidence in the quality and integrity of management. Consequently, its investment process involves keeping closely in touch with company management, learning how it plans to take the company’s business forward and seeking to understand its goals and attitude towards shareholders. BGO believes that such dialogue is important in selecting successful investments for its clients. Nevertheless, where the formal aspects of a company’s corporate governance fall short of the Guidelines and this is not fully supported by its circumstances, BGO encourages improvements in face to face meetings and, where appropriate, votes against management recommendations at general meetings.

Proxy Voting Administration

Baillie Gifford’s Corporate Governance Team develops and administers the Guidelines. The Corporate Governance Team sits alongside the investment teams and is supported by personnel dedicated to the voting of proxies. The Head of Corporate Governance reports to an Investment Partner. In evaluating each proxy, the Corporate Governance Team considers the Guidelines, third party analysis, Baillie Gifford’s own research and discussions with company management. If a proxy involves a non-routine matter, the Corporate Governance Team will typically consult with the appropriate investment team regarding the proposed vote.

Conflicts of Interest

BGO recognises the importance of managing potential conflicts of interest that may exist when voting a proxy solicited by a company with whom Baillie Gifford has a material business or personal relationship. The Corporate Governance Team is responsible for monitoring possible material conflicts of interest with respect to proxy voting. Application of the Guidelines to vote proxies will in most instances adequately address any possible conflicts of interest. However, as noted above, BGO takes a pragmatic view and does not rigidly apply the Guidelines as proxies may relate to matters not specifically addressed in the Guidelines. For proxy votes that involve a potential conflict of interest or, that are inconsistent with (or not covered by) the Guidelines Baillie Gifford has an internal process to review the proposed voting rationale. It would consider whether business relationships between Baillie Gifford and the company have influenced the proposed vote and decide the course of action to be taken in the best interests of its clients. If BGO invests on behalf of its advisory clients in pooled vehicles advised by Baillie Gifford (in-house pooled funds), it will provide such clients with the opportunity to direct how their units in these funds should be voted on non-routine matters.

Overseas Voting – Share Blocking

Where our clients have delegated their voting rights to us, we endeavour to vote all of their shares in all markets. However, it is difficult to vote in some overseas markets because of costly trading restrictions. In some markets, our clients’ shares are ‘blocked’, which means that we are unable to sell from the time that we vote until the close of the company meeting. This is clearly a risk to our clients, particularly if we believe that it is in their best interests to sell the shares. We will therefore only vote in these markets where we consider the benefits of voting our clients’ shares, such as approving a merger or acquisition, exceed the risks involved.

Proxy Voting Record and Full Guidelines

Clients may obtain a copy of the Guidelines and information on how BGO has voted their shares by contacting their usual client contact. The Guidelines are also available on Baillie Gifford’s website, at www.bailliegifford.com.

BlackRock Advisors, LLC and

BlackRock Financial Management, Inc.

BLACKROCK

Global corporate governance & engagement principles

June 2014

Global corporate governance and engagement principles

1	2014 Global corporate governance and engagement principles

Global corporate governance and engagement principles

Introduction to BlackRock

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, closed-end funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.

Philosophy on corporate governance

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership. Companies and their boards should be accountable to shareholders and structured with appropriate checks and balances to ensure that they operate in shareholders’ interests. Effective voting rights are central to the rights of ownership and there should be one vote for one share. Shareholders should have the right to elect, remove and nominate directors, approve the appointment of the auditor and to amend the corporate charter or by-laws. Shareholders should be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, dilution levels and pre-emptive rights, the distribution of income and the capital structure. In order to exercise these rights effectively, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the proposals, and of the performance of the company and management.

Our focus is on the board of directors, as the agent of shareholders, which should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to the management and oversee management’s performance. Our starting position is to be supportive of boards in their oversight efforts on our behalf and we would generally expect to support the items of business they put to a vote at shareholder meetings. Votes cast against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns regarding strategy or performance.

These principles set out our approach to engaging with companies, provide guidance on our position on corporate governance and outline how our views might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, as noted above, we do believe that there are some overarching principles of corporate governance that apply globally. We assess voting matters on a case-by-case basis and in light of each company’s unique circumstances. We are interested to understand from the company’s reporting its approach to corporate governance, particularly where it is different from the usual market practice, and how it benefits shareholders.

BlackRock also believes that shareholders have responsibilities in relation to monitoring and providing feedback to companies, sometimes known as stewardship. These ownership responsibilities include, in our view, engaging with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy

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Global corporate governance and engagement principles

framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. Our own approach to oversight in relation to our corporate governance activities is set out in the section below titled “BlackRock’s oversight of its corporate governance activities”.

Corporate governance, engagement and voting

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of our corporate governance activities is the protection and enhancement of the value of our clients’ investments in public corporations. Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation. We discuss below the principles under six key themes. In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

•	Boards and directors

•	Auditors and audit-related issues

•	Capital structure, mergers, asset sales and other special transactions

•	Remuneration and benefits

•	Social, ethical and environmental issues

•	General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders, we will engage with the company and/or use our vote to encourage a change in practice. In making voting decisions, we take into account research from proxy advisors, other internal and external research, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed. Engagement also allows us to share our philosophy and approach to investment and corporate governance with companies to enhance their understanding of our objectives. There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the strategic direction and operation of the company. For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

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Global corporate governance and engagement principles

We expect the board of directors to promote and protect shareholder interests by:

•	establishing an appropriate corporate governance structure;

•	supporting and overseeing management in setting strategy;

•	ensuring the integrity of financial statements;

•	making decisions regarding mergers, acquisitions and disposals;

•	establishing appropriate executive compensation structures; and

•	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders. We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about directors may include their role on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis. We assess directors nominated for election or re-election in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence may include but are not limited to:

•	current employment at the company or a subsidiary;

•	former employment within the past several years as an executive of the company;

•	providing substantial professional services to the company and/or members of the company’s management;

•	having had a substantial business relationship in the past three years;

•	having, or representing a shareholder with, a substantial shareholding in the company;

•	being an immediate family member of any of the aforementioned; and

•	interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders if they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. In identifying potential candidates, boards should take into consideration the diversity of experience and expertise of the current directors and how that might be augmented by incoming directors. We believe that directors are in the best position to assess the optimal size for the board, but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

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Global corporate governance and engagement principles

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements which should provide a complete and accurate picture of a company’s financial condition. We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, mergers, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. We would prefer that proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests, particularly long-term shareholder returns. We would expect the compensation committee to take into account the specific circumstances of the

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Global corporate governance and engagement principles

company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. We are not supportive of one-off or special bonuses unrelated to company or individual performance. We support incentive plans that pay out rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf. It is within this context that we undertake our corporate governance activities. We believe that well-managed companies will deal effectively with the social, ethical and environmental (“SEE”) aspects of their businesses.

BlackRock expects companies to identify and report on the material, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place. This helps shareholders assess how well management is dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately. Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and material economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients. We expect investee companies to comply, at a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

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Global corporate governance and engagement principles

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and viability of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies helps shareholders assess whether the economic interests of shareholders have been protected and the quality of the board’s oversight of management. BlackRock believes shareholders should have the right to vote on key corporate governance matters, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

BlackRock’s oversight of its corporate governance activities

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. This function is executed by a team of dedicated BlackRock employees without sales responsibilities (the “Corporate Governance Group”), and which is considered an investment function. BlackRock maintains three regional oversight committees (“Corporate Governance Committees”) for the Americas, Europe, the Middle East and Africa (EMEA) and Asia-Pacific, consisting of senior BlackRock investment professionals. All of the regional Corporate Governance Committees report to a Global Corporate Governance Oversight Committee, which is a risk-focused committee composed of senior representatives of the active and index equity investment businesses, the Deputy General Counsel, the Global Executive Committee member to whom the Corporate Governance Group reports and the head of the Corporate Governance Group. The Corporate Governance Committees review and approve amendments to their respective proxy voting guidelines (“Guidelines”) and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads the Corporate Governance Group to carry out engagement, voting and vote operations in a manner consistent with the relevant Corporate Governance Committee’s mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision. BlackRock’s Equity Policy Oversight Committee (EPOC) is informed of certain aspects of the work of the Global Corporate Governance Oversight Committee and the Corporate Governance Group.

Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its Guidelines for the relevant market. The Guidelines are reviewed regularly and are amended consistent with

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Global corporate governance and engagement principles

changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The Corporate Governance Committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers the decision generally will be made by a Fund’s portfolio managers and/or the Corporate Governance Group based on their assessment of the particular transactions or other matters at issue.

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those Funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

•

BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each Corporate Governance Committee’s jurisdiction.

•

The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committees receive periodic reports regarding the

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Global corporate governance and engagement principles

specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Corporate Governance Committees.

•

BlackRock’s Global Corporate Governance Oversight Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees. The Global Corporate Governance Oversight Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

•

BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures intended to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure that proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

•

In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The issue-specific voting Guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. These Guidelines are not intended to be exhaustive. BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

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Global corporate governance and engagement principles

Reporting

We report our proxy voting activity directly to clients and publically as required. In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

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BLACKROCK®

Proxy voting guidelines for U.S. securities

February 2015

Proxy voting guidelines for U.S. securities

1	2015 Proxy voting guidelines for U.S. securities

Proxy voting guidelines for U.S. securities

These guidelines should be read in conjunction with BlackRock’s Global Corporate Governance and Engagement Principles, which are available on-line at www.blackrock.com

Introduction

BlackRock, Inc. and its subsidiaries (collectively, “BlackRock”) seek to make proxy voting decisions in the manner most likely to protect and promote the economic value of the securities held in client accounts. The following issue-specific proxy voting guidelines (the “Guidelines”) are intended to summarize BlackRock’s general philosophy on corporate governance matters and approach to issues that may commonly arise in the proxy voting context for U.S. securities. These Guidelines are not intended to limit the analysis of individual issues at specific companies and are not intended to provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots as well as our expectations of boards of directors. They are applied with discretion, taking into consideration the range of issues and facts specific to the company and the individual ballot item.

Voting guidelines

These guidelines are divided into six key themes which group together the issues that frequently appear on the agenda of annual and extraordinary meetings of shareholders.

The six key themes are:

•	Boards and directors

•	Auditors and audit-related issues

•	Capital structure, mergers, asset sales and other special transactions

•	Remuneration and benefits

•	Social, ethical and environmental issues

•	General corporate governance matters

Boards and directors

Director elections

BlackRock generally supports board nominees in most uncontested elections. BlackRock may withhold votes from certain directors on the board or members of particular board committees (or prior members, as the case may be) in certain situations, including, but not limited to:

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The independent chair or lead independent director and members of the governance committee, where a board fails to implement shareholder proposals that receive a majority of votes cast at a prior shareholder meeting, and the proposals, in our view, have a direct and substantial impact on shareholders’ fundamental rights or long-term economic interests.

•

The independent chair or lead independent director and members of the governance committee, where a board implements or renews a poison pill without seeking shareholder approval beforehand or within a reasonable period of time after implementation.

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Proxy voting guidelines for U.S. securities

•

The independent chair or lead independent director and members of the governance committee, where a board amends the charter/articles/by-laws such that the effect may be to entrench directors or to significantly reduce shareholder rights. In such cases, in determining whether to withhold support from directors, we will consider in part the company’s publicly stated rationale for the changes and whether the board has determined to seek shareholder approval beforehand or within a reasonable period of time after implementation.

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The independent chair or lead independent director, members of the nominating committee, and/or the longest tenured director(s), where we observe a lack of board responsiveness to shareholders on board composition concerns, evidence of board entrenchment, insufficient attention to board diversity, and/or failure to promote adequate board succession planning over time in line with the company’s stated strategic direction.

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An insider or affiliated outsider who sits on the board’s audit, compensation, nominating or governance committees (the “key committees”), which we believe generally should be entirely independent. However, BlackRock will examine a board’s complete profile when questions of independence arise prior to casting a withhold vote for any director. For controlled companies, as defined by the U.S. stock exchanges, we will only vote against insiders or affiliates who sit on the audit committee, but not other key committees.

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Members of the audit committee during a period when the board failed to facilitate quality, independent auditing, for example, if substantial accounting irregularities suggest insufficient oversight by that committee.

•	Members of the audit committee during a period in which we believe the company has aggressively accounted for its equity compensation plans.

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Members of the compensation committee during a period in which executive compensation appears excessive relative to performance and peers, and where we believe the compensation committee has not already substantially addressed this issue.

•	Members of the compensation committee where the company has repriced options without contemporaneous shareholder approval.

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The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where board member(s) at the most recent election of directors have received withhold votes from more than 30% of shares voting and the board has not taken appropriate action to respond to shareholder concerns. This may not apply in cases where BlackRock did not support the initial withhold vote.

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The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where the board is not composed of a majority of independent directors. However, this would not apply in the case of a controlled company.

•	Where BlackRock obtains evidence that casts significant doubt on a director’s qualifications or ability to represent shareholders.

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Where it appears the director has acted (at the company or at other companies) in a manner that compromises his or her reliability in representing the best long-term economic interests of shareholders.

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Proxy voting guidelines for U.S. securities

•

Where a director has a pattern of poor attendance at combined board and applicable key committee meetings. Excluding exigent circumstances, BlackRock generally considers attendance at less than 75% of the combined board and applicable key committee meetings by a board member to be poor attendance.

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Where a director has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director will be able to commit sufficient focus and time to a particular company (commonly referred to as “over-boarding”). While each situation will be reviewed on a case-by-case basis, BlackRock is most likely to withhold votes for over-boarding where a director is: 1) serving on more than four public company boards; or 2) is a chief executive officer at a public company and is serving on more than two public company boards in addition to the board of the company where they serve as chief executive officer.

If a board maintains a classified structure, it is possible that the director(s) with whom we have a particular concern may not be subject to election in the year that the concern arises. In such situations, if we have a concern regarding a committee or committee chair, we generally register our concern by withholding votes from all members of the relevant committee who are subject to election that year.

Director independence

We expect that a board should be majority independent. We believe that an independent board faces fewer conflicts and is best prepared to protect shareholder interests. Common impediments to independence in the U.S. may include, but are not limited to:

•	Employment by the company or a subsidiary as a senior executive within the previous five years

•	Status as a founder of the company

•	Substantial business or personal relationships with the company or the company’s senior executives

•	Family relationships with senior executives or founders of the company

•	An equity ownership in the company in excess of 20%

Board composition and effectiveness

We encourage boards to routinely refresh their membership to ensure the relevance of the skills, experience and attributes of each director to the work of the board. To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. We believe that the nominating committee of the board has the ability to implement such refreshment. In identifying potential candidates, boards should take into consideration the diversity of experience and expertise of the

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Proxy voting guidelines for U.S. securities

current directors and how that might be augmented by incoming directors. We encourage boards to disclose their views on: the mix of competencies, experience and other qualities required to effectively oversee and guide management; the process by which candidates are identified and selected, including whether professional firms or other sources outside of incumbent directors’ networks have been engaged to identify and/or assess candidates; the process by which boards evaluate themselves and any significant outcomes of the evaluation process, without divulging inappropriate and/or sensitive details; the consideration given towards board diversity, including, but not limited to, diversity of gender, race, age, experience, and skills; and other factors taken into account in the nomination process.

While we support regular board refreshment, we are not opposed in principle to long-tenured directors nor do we believe that long board tenure is necessarily an impediment to director independence. We believe that a variety of director tenures within the boardroom can be beneficial to ensure board quality and continuity of experience; our primary concern is that board members are able to contribute effectively as corporate strategy evolves and business conditions change over time, and that all directors, regardless of tenure, demonstrate appropriate responsiveness to shareholders over time. We acknowledge that each director brings their own unique skills and experiences and that no single person can be expected to bring all relevant skill sets to a board; at the same time, we generally do not believe it is necessary or appropriate to have any particular director on the board solely by virtue of a singular background or specific area of expertise.

As a result of the nominating committee’s responsibility for board composition and refreshment over time, we typically oppose shareholder proposals imposing arbitrary limits on the pool of directors from which shareholders can choose their representatives. However, where boards find that age limits or term limits are the most efficient and objective mechanism for ensuring periodic board refreshment, we generally defer to the board’s determination in setting such limits.

Board size

We generally defer to the board in setting the appropriate size. We believe directors are generally in the best position to assess what size is optimal to ensure a board’s effectiveness. However, we may oppose boards that appear too small to allow for effective shareholder representation or too large to function efficiently.

CEO and management succession planning

There should be a robust CEO and management succession plan in place at the board level that is reviewed and updated on a regular basis. We expect succession planning to cover both long-term planning consistent with the strategic direction of the company and identified leadership needs over time as well as short-term planning in the event of an unanticipated executive departure. We acknowledge that both internal and external management candidates may be considered, as informed by required skill sets and cultural fit considerations and as appropriate to the company’s

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Proxy voting guidelines for U.S. securities

circumstances. We encourage the company to explain its executive succession planning process, including where accountability lies within the boardroom for this task, without prematurely divulging sensitive information commonly associated with this exercise.

Classified board of directors/staggered terms

A classified board of directors is one that is divided into classes (generally three), each of which is elected on a staggered schedule (generally for three years). At each annual meeting, only a single class of directors is subject to reelection (generally one-third of the entire board).

We believe that classification of the board dilutes shareholders’ right to evaluate promptly a board’s performance and limits shareholder selection of their representatives. By not having the mechanism to immediately address concerns we may have with any specific director, we may be required to register our concerns through our vote on the directors who are subject to election that year (see “Director elections” for additional detail). Furthermore, where boards are classified, director entrenchment is more likely, because review of board service generally only occurs every three years. Therefore, we typically vote against classification and for proposals to eliminate board classification.

Contested director elections

Most director elections are not competitive, but shareholders are sometimes presented with competing slates of director candidates. Generally, such proxy contests are the result of a shareholder (or group of shareholders) seeking to change the company’s strategy or address failures in the board’s oversight of management. The details of proxy contests are assessed on a case-by-case basis. We evaluate a number of factors, which may include, but are not limited to: the qualifications of the dissident and management candidates; the validity of the concerns identified by the dissident; the viability of both the dissident’s and management’s plans; the likelihood that the dissident’s solutions will produce the desired change; and whether the dissidents represent the best option for enhancing long-term shareholder value.

Cumulative voting for directors

Cumulative voting allocates one vote for each share of stock held, times the number of directors subject to election. A shareholder may cumulate his/her votes and cast all of them in favor of a single candidate, or split them among any combination of candidates. By making it possible to use their cumulated votes to elect at least one board member, cumulative voting is typically a mechanism through which minority shareholders attempt to secure board representation.

We typically oppose proposals that further the candidacy of minority shareholders whose interests do not coincide with our fiduciary responsibility. We may support cumulative voting proposals at companies where the board is not majority independent. We may support cumulative voting at

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Proxy voting guidelines for U.S. securities

companies that have a controlling shareholder. A cumulative voting structure is not consistent with a majority voting requirement, as it may interfere with the capacity of director candidates to achieve the required level of support. We may not support a cumulative voting proposal at a company that has adopted a majority voting standard.

Director compensation and equity programs

We believe that compensation for independent directors should be structured to align the interests of the directors with those of shareholders, whom the directors have been elected to represent. We believe that independent director compensation packages based on the company’s long-term performance and that include some form of long-term equity compensation are more likely to meet this goal; therefore, we typically support proposals to provide such compensation packages. However, we will generally oppose shareholder proposals requiring directors to own a minimum amount of company stock, as we believe that companies should maintain flexibility in administering compensation and equity programs for independent directors, given each company’s and director’s unique circumstances. As discussed in further detail under the heading “Equity compensation plans” below, we believe that companies should prohibit directors from engaging in transactions with respect to their long-term compensation that might disrupt the intended economic alignment between equity plan beneficiaries and shareholders.

Indemnification of directors and officers

We generally support reasonable but balanced protection of directors and officers. We believe that failure to provide protection to directors and officers might severely limit a company’s ability to attract and retain competent leadership. We generally support proposals to provide indemnification that is limited to coverage of legal expenses. However, we may oppose proposals that provide indemnity for: breaches of the duty of loyalty; transactions from which a director derives an improper personal benefit; and actions or omissions not in good faith or those that involve intentional misconduct.

Majority vote requirements

BlackRock generally supports proposals seeking to require director election by majority vote. Majority voting standards assist in ensuring that directors who are not broadly supported by shareholders are not elected to serve as their representatives. We note that majority voting is not appropriate in all circumstances, for example, in the context of a contested election. We also recognize that some companies with a plurality voting standard have adopted a resignation policy for directors who do not receive support from at least a majority of votes cast. Where we believe that the company already has a sufficiently robust majority voting process in place, we may not support a shareholder proposal seeking an alternative mechanism.

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Proxy voting guidelines for U.S. securities

Risk oversight

Companies should have an established process for identifying, monitoring and managing key risks, and independent directors should have ready access to relevant management information and outside advice, as appropriate, to ensure they can properly oversee risk management. We encourage companies to provide transparency as to the optimal risk levels, how risk is measured and how risks are reported to the board. We are particularly interested to understand how risk oversight processes evolve in response to changes in corporate strategy and/or shifts in the business and related risk environment. Boards should clearly explain their approach to risk oversight, including where accountability lies within the boardroom for this activity, especially where there are multiple individuals or board committees tasked with oversight of various risks.

Separation of chairman and CEO positions

We believe that independent leadership is important in the board room. In the U.S. there are two commonly accepted structures for independent board leadership: 1) an independent chairman; or 2) a lead independent director. We assess the experience and governance track record of the independent chairman or lead independent director to understand capability and suitability to effectively and constructively lead a board. Our expectations of an individual in this role include, but are not limited to: being available to serve as an advisor to the CEO; contributing to the oversight of CEO and management succession planning; and being available to meet with shareholders when they have highly sensitive concerns about management or corporate governance issues. We generally consider the designation of a lead independent director as an acceptable alternative to an independent chair if the lead independent director has a term of at least one year and has powers to: 1) provide formal input into board meeting agendas; 2) call meetings of the independent directors; and 3) preside at meetings of independent directors. Where a company does not have a lead independent director that meets these criteria, we generally support the separation of chairman and CEO.

Shareholder access to the proxy

We believe that long-term shareholders should have the opportunity, when necessary and under reasonable conditions, to nominate individuals to stand for election to the boards of the companies they own and to have those nominees included on the company’s proxy card. This right is commonly referred to as “proxy access”. In our view, securing a right of shareholders to nominate directors without engaging in a control contest can enhance shareholders’ ability to participate meaningfully in the director election process, stimulate board attention to shareholder interests, and provide shareholders an effective means of directing that attention where it is lacking. Given the complexity of structuring an appropriate proxy access mechanism and the brevity required of shareholder proposals, we generally expect that a shareholder proposal to adopt proxy access will describe general parameters for the mechanism, while providing the board with flexibility to design a process that is appropriate in light of the company’s specific circumstances. Proxy access

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Proxy voting guidelines for U.S. securities

mechanisms should provide shareholders with a reasonable opportunity to use this right without stipulating overly restrictive or onerous parameters for use, and also provide assurances that the mechanism will not be subject to abuse by short-term investors, investors without a substantial investment in the company, or investors seeking to take control of the board. We will review proposals regarding the adoption of proxy access on a case-by-case basis.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements that provide a complete and accurate portrayal of a company’s financial condition. Consistent with our approach to voting on boards of directors, we seek to hold the audit committee of the board responsible for overseeing the management of the audit function at a company, and may withhold votes from the audit committee’s members where the board has failed to facilitate quality, independent auditing. We look to the audit committee report for insight into the scope of the audit committee’s responsibilities, including an overview of audit committee processes, issues on the audit committee’s agenda and key decisions taken by the audit committee. We take particular note of cases involving significant financial restatements or material weakness disclosures, and we expect timely disclosure and remediation of accounting irregularities.

The integrity of financial statements depends on the auditor effectively fulfilling its role. To that end, we favor an independent auditor. In addition, to the extent that an auditor fails to reasonably identify and address issues that eventually lead to a significant financial restatement, or the audit firm has violated standards of practice that protect the interests of shareholders, we may also vote against ratification.

From time to time, shareholder proposals may be presented to promote auditor independence or the rotation of audit firms. We may support these proposals when they are consistent with our views as described above.

Capital structure proposals

Blank check preferred

We frequently oppose proposals requesting authorization of a class of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock) because they may serve as a transfer of authority from shareholders to the board and a possible entrenchment device. We generally view the board’s discretion to establish voting rights on a when-issued basis as a potential anti-takeover device, as it affords the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote. Nonetheless, where the company appears to have a legitimate financing motive for requesting blank check authority, has committed publicly that blank check preferred shares will not be used for anti-takeover purposes, has a history of using blank check preferred stock for financings, or has blank check preferred stock previously outstanding such that an increase would not necessarily provide further anti-takeover protection but may provide greater financing flexibility, we may support the proposal.

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Proxy voting guidelines for U.S. securities

Equal voting rights

BlackRock supports the concept of equal voting rights for all shareholders. Some management proposals request authorization to allow a class of common stock to have superior voting rights over the existing common or to allow a class of common to elect a majority of the board. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them.

When a management or shareholder proposal requests to eliminate an existing dual-class voting structure, we seek to determine whether the cost of restructuring will have a clear economic benefit to our clients’ portfolio(s). We evaluate these proposals on a case-by-case basis, and we consider the level and nature of control associated with the dual-class voting structure as well as the company’s history of responsiveness to shareholders in determining whether support of such a measure is appropriate.

Increase in authorized common shares

BlackRock considers industry specific norms in our analysis of these proposals, as well as a company’s history with respect to the use of its common shares. Generally, we are predisposed to support a company if the board believes additional common shares are necessary to carry out the firm’s business. The most substantial concern we might have with an increase is the possibility of use of common shares to fund a poison pill plan that is not in the economic interests of shareholders.

Increase or issuance of preferred stock

These proposals generally request either authorization of a class of preferred stock or an increase in previously authorized preferred stock. Preferred stock may be used to provide management with the flexibility to consummate beneficial acquisitions, combinations or financings on terms not necessarily available via other means of financing. We generally support these proposals in cases where the company specifies the voting, dividend, conversion and other rights of such stock where the terms of the preferred stock appear reasonable.

Stock splits and reverse stock splits

We generally support stock splits that are not likely to negatively affect the ability to trade shares or the economic value of a share. We generally support reverse splits that are designed to avoid delisting or to facilitate trading in the stock, where the reverse split will not have a negative impact on share value (e.g. one class is reduced while others remain at pre-split levels). In the event of a proposal to reverse split that would not also proportionately reduce the company’s authorized stock, we apply the same analysis we would use for a proposal to increase authorized stock.

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Proxy voting guidelines for U.S. securities

Mergers, asset sales, and other special transactions

In reviewing merger and asset sale proposals, BlackRock’s primary concern is the best long-term economic interests of shareholders. While these proposals vary widely in scope and substance, we closely examine certain salient features in our analyses. The varied nature of these proposals ensures that the following list will be incomplete. However, the key factors that we typically evaluate in considering these proposals include:

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For mergers and asset sales, we assess the degree to which the proposed transaction represents a premium to the company’s trading price. In order to filter out the effects of pre-merger news leaks on the parties’ share prices, we consider a share price from multiple time periods prior to the date of the merger announcement. In most cases, business combinations should provide a premium. We may consider comparable transaction analyses provided by the parties’ financial advisors and our own valuation assessments. For companies facing insolvency or bankruptcy, a premium may not apply.

•	There should be a favorable business reason for the combination.

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Unanimous board approval and arm’s-length negotiations are preferred. We will consider whether the transaction involves a dissenting board or does not appear to be the result of an arm’s-length bidding process. We may also consider whether executive and/or board members’ financial interests in a given transaction appear likely to affect their ability to place shareholders’ interests before their own.

•	We prefer transaction proposals that include the fairness opinion of a reputable financial advisor assessing the value of the transaction to shareholders in comparison to recent similar transactions.

Poison pill plans

Also known as Shareholder Rights Plans, these plans generally involve issuance of call options to purchase securities in a target firm on favorable terms. The options are exercisable only under certain circumstances, usually accumulation of a specified percentage of shares in a relevant company or launch of a hostile tender offer. These plans are often adopted by the board without being subject to shareholder vote.

Poison pill proposals generally appear on the proxy as shareholder proposals requesting that existing plans be put to a vote. This vote is typically advisory and therefore non-binding. We generally vote in favor of shareholder proposals to rescind poison pills.

Where a poison pill is put to a shareholder vote, our policy is to examine these plans individually. Although we oppose most plans, we may support plans that include a reasonable ‘qualifying offer clause.’ Such clauses typically require shareholder ratification of the pill, and stipulate a sunset provision whereby the pill expires unless it is renewed. These clauses also tend to specify that an all cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces either a special meeting at which the offer is put to a shareholder vote, or the board to seek the written consent of shareholders where shareholders could rescind the pill in their discretion. We may also support a pill where it is the only effective method for protecting tax or other economic benefits that may be associated with limiting the ownership changes of individual shareholders.

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Proxy voting guidelines for U.S. securities

Reimbursement of expenses for successful shareholder campaigns

Proxy contests and other public campaigns can be valuable mechanisms for holding boards of underperforming companies accountable to their shareholders. However, these campaigns can also lead to unwarranted cost and distraction for boards and management teams, and may be imposed by investors whose interests are not aligned with other investors. Therefore, we generally do not support proposals seeking the reimbursement of proxy contest expenses, even in situations where we support the shareholder campaign, as we believe that introducing the possibility of such reimbursement may incentivize disruptive and unnecessary shareholder campaigns.

Remuneration and benefits

We note that there are both management and shareholder proposals related to executive compensation that appear on corporate ballots. We generally vote on these proposals as described below, except that we typically oppose shareholder proposals on issues where the company already has a reasonable policy in place that we believe is sufficient to address the issue. We may also oppose a shareholder proposal regarding executive compensation if the company’s history suggests that the issue raised is not likely to present a problem for that company.

Advisory resolutions on executive compensation (“Say on Pay”)

In cases where there is a Say on Pay vote, BlackRock will respond to the proposal as informed by our evaluation of compensation practices at that particular company, and in a manner that appropriately addresses the specific question posed to shareholders. We describe herein our beliefs and expectations related to executive compensation practices, our Say on Pay analysis framework, and our typical approach to engagement and voting on Say on Pay.

Beliefs and Expectations Related to Executive Compensation Practices

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We believe that compensation committees are in the best position to make compensation decisions and should maintain significant flexibility in administering compensation programs, given their knowledge of the strategic plans for the company, the industry in which the company operates, the appropriate performance measures for the company, and other issues internal and/or unique to the company.

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Companies should explicitly disclose how incentive plans reflect strategy and incorporate long-term shareholder value drivers; this discussion should include the commensurate metrics and timeframes by which shareholders should assess performance.

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We support incentive plans that foster the sustainable achievement of results. Although we believe that companies should identify those performance measures most directly tied to shareholder value creation, we also believe that emphasis should be on those factors within management’s control to create economic value over the long-term, which should ultimately lead to sustained shareholder returns over the long-term. Similarly, the vesting timeframes associated with incentive plans should facilitate a focus on long-term value creation, as appropriate to that particular company.

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Proxy voting guidelines for U.S. securities

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While we do support the concept of compensation formulas that allow shareholders to clearly understand the rationale for compensation decisions, we do not believe that a solely formulaic approach to executive compensation necessarily drives shareholder value. BlackRock believes that compensation committees should use their discretion in designing incentive plans, establishing pay quanta, and finalizing compensation decisions, and should demonstrate how decisions are aligned with shareholder interests.

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BlackRock does not discourage compensation structures that differ from market practice. However, where compensation practices differ substantially from market practice, e.g. in the event of unconventional incentive plan design or extraordinary decisions made in the context of transformational corporate events or turnaround situations, we expect clear disclosure explaining how the decisions are in shareholders’ best interests.

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We understand that compensation committees are undertaking their analysis in the context of a competitive marketplace for executive talent. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however we are concerned about the potential ratchet effect of explicit benchmarking to peers. We therefore believe that companies should use peer groups to maintain an awareness of peer pay levels and practices so that pay is market competitive, while mitigating potential ratcheting of pay that is disconnected from actual performance.

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We expect companies to select peers based on objective criteria that are directly relevant to setting competitive compensation; we do not support peer group selection that does not make sense, including, but not limited to, the selection of companies that from a business size, complexity, risk profile, geographical and/or relevance standpoint are not comparable to the company in question.

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We do not believe that arbitrary limits on potential compensation are necessarily in shareholders’ best interests if those limits have the potential to cap performance. However, we expect compensation committees to ensure that incentive plans do not incentivize excessive risk taking beyond the company’s determined risk appetite and that rewards are commensurate with performance.

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We do not set forth a preference between cash, restricted stock, performance based equity awards, and stock options, amongst other compensation vehicles. We acknowledge that each may have an appropriate role in recruiting and retaining executives, in incentivizing behavior and performance, and in aligning shareholders’ and executives’ interests. Compensation committees should clearly disclose the rationale behind their selection of pay vehicles and how these fit with intended incentives. We also observe that different types of awards exhibit varying risk profiles, and the risks associated with pay plan design should be in line with the company’s stated strategy and risk appetite.

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We expect compensation committees to consider and respond to the shareholder voting results of relevant proposals at previous years’ annual meetings, and other feedback received from shareholders, as they evaluate compensation plans. At the same time, compensation committees should ultimately be focused on incentivizing long-term shareholder value creation and not necessarily on achieving a certain level of support on Say on Pay at any particular shareholder meeting.

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Proxy voting guidelines for U.S. securities

Say on Pay Analysis Framework

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We analyze the compensation practices in the context of the company’s stated strategy and identified value drivers and seek to understand the link between strategy, value drivers and incentive plan design.

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We examine both target and realizable compensation in order to understand the compensation committee’s intended outcomes, to judge the appropriateness and rigor of performance measures and hurdles, and to assess the pay plan’s sensitivity to the performance of the company.

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We review the pay and performance profiles of the company’s disclosed peer companies, as applicable, to identify relative outliers for potential further analysis. We supplement our analysis of the company’s stated peers with an independent review of peer companies as identified by third party vendors and our own analysis; part of this analysis includes an assessment of the relevance of the company’s stated peers and the potential impact the company’s peer selection may have on pay decisions.

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We conduct our analysis over various time horizons, with an emphasis on a sustained period, generally 3-5 years; however we consider company-specific factors, including the timeframe the company uses for performance evaluation, the nature of the industry, and the typical business cycle, in order to identify an appropriate timeframe for evaluation.

•	We review key changes to pay components from previous years and consider the compensation committee’s rationale for those changes.

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We examine extraordinary pay items (including but not limited to actual or contractual severance payments, inducement grants, one-time bonus and/or retention awards) to understand the compensation committee’s rationale and alignment with shareholder interests.

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We may engage with members of management and/or the compensation committee of the board, where concerns are identified or where we seek to better understand a company’s approach to executive compensation.

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We consider BlackRock’s historical voting decisions (including whether a concern that led to a previous vote against management has been addressed, or whether we determined to support management at previous shareholder meetings with the expectation of future change), engagement activity, other corporate governance concerns at the company, and the views of our portfolio managers.

•	We assess the board’s responsiveness to shareholder voting results of relevant proposals at previous years’ annual meetings, and other feedback received from shareholders.

Engagement and Voting on Say on Pay

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In many instances, we believe that direct discussion with issuers, in particular with the members of the compensation committee, can be an effective mechanism for building mutual understanding on executive compensation issues and for communicating any concerns we may have on executive compensation.

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Proxy voting guidelines for U.S. securities

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In the event that we determine engagement is not expected to lead to resolution of our concerns about executive compensation, we may consider voting against members of the compensation committee, consistent with our preferred approach to hold members of the relevant key committee of the board accountable for governance concerns. As a result, our Say on Pay vote is likely to correspond with our vote on the directors who are compensation committee members responsible for making compensation decisions.

•	We may determine to vote against the election of compensation committee members and/or Say on Pay proposals in certain instances, including but not limited to when:

•	We identify a misalignment over time between target pay and/or realizable compensation and company performance as reflected in financial and operational performance and/or shareholder returns;

•	We determine that a company has not persuasively demonstrated the connection between strategy, long-term shareholder value creation and incentive plan design;

•	We determine that compensation is excessive relative to peers without appropriate rationale or explanation, including the appropriateness of the company’s selected peers;

•	We observe an overreliance on discretion or extraordinary pay decisions to reward executives, without clearly demonstrating how these decisions are aligned with shareholders’ interests;

•	We determine that company disclosure is insufficient to undertake our pay analysis; and/or

•	We observe a lack of board responsiveness to significant investor concern on executive compensation issues.

Advisory votes on the frequency of Say on Pay resolutions (“Say When on Pay”)

BlackRock will generally opt for a triennial vote on Say on Pay. We believe that shareholders should undertake an annual review of executive compensation and express their concerns through their vote on the members of the compensation committee. As a result, it is generally not necessary to hold a Say on Pay vote on an annual basis, as the Say on Pay vote merely supplements the shareholder’s vote on compensation committee members. However, we may support annual Say on Pay votes in some situations, for example, where we conclude that a company has failed to align pay with performance.

Claw back proposals

Claw back proposals are generally shareholder sponsored and seek recoupment of bonuses paid to senior executives if those bonuses were based on financial results that are later restated or were otherwise awarded as a result of deceptive business practices. We generally favor recoupment from any senior executive whose compensation was based on faulty financial reporting or deceptive business practices, regardless of that particular executive’s role in the faulty reporting. We typically support these proposals unless the company already has a robust claw back policy that sufficiently addresses our concerns.

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Proxy voting guidelines for U.S. securities

Employee stock purchase plans

An employee stock purchase plan (“ESPP”) gives the issuer’s employees the opportunity to purchase stock in the issuer, typically at a discount to market value. We believe these plans can provide performance incentives and help align employees’ interests with those of shareholders. The most common form of ESPP qualifies for favorable tax treatment under Section 423 of the Internal Revenue Code. Section 423 plans must permit all full-time employees to participate, carry restrictions on the maximum number of shares that can be purchased, carry an exercise price of at least 85 percent of fair market value on grant date with offering periods of 27 months or less, and be approved by shareholders. We will typically support qualified ESPP proposals.

Equity compensation plans

BlackRock supports equity plans that align the economic interests of directors, managers and other employees with those of shareholders. We believe that boards should establish policies prohibiting use of equity awards in a manner that could disrupt the intended alignment with shareholder interests, for example: use of the stock as collateral for a loan; use of the stock in a margin account; use of the stock (or an unvested award) in hedging or derivative transactions. We may support shareholder proposals requesting the board to establish such policies.

Our evaluation of equity compensation plans is based on a company’s executive pay and performance relative to peers and whether the plan plays a significant role in a pay-for-performance disconnect. We generally oppose plans that contain “evergreen” provisions allowing for the unlimited increase of shares reserved without requiring further shareholder approval after a reasonable time period. We also generally oppose plans that allow for repricing without shareholder approval. We may also oppose plans that provide for the acceleration of vesting of equity awards even in situations where an actual change of control may not occur. We encourage companies to structure their change of control provisions to require the termination of the covered employee before acceleration or special payments are triggered. Finally, we may oppose plans where we believe that the company is aggressively accounting for the equity delivered through their stock plans.

Golden parachutes

Golden parachutes provide for compensation to management in the event of a change in control. We generally view golden parachutes as encouragement to management to consider transactions that might be beneficial to shareholders. However, a large potential payout under a golden parachute arrangement also presents the risk of motivating a management team to support a sub-optimal sale price for a company.

We may support shareholder proposals requesting that implementation of such arrangements require shareholder approval. We generally support proposals requiring shareholder approval of plans that exceed 2.99 times an executive’s current salary and bonus, including equity compensation.

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Proxy voting guidelines for U.S. securities

When determining whether to support or oppose an advisory vote on a golden parachute plan (“Say on Golden Parachutes”), we normally support the plan unless it appears to result in payments that are excessive or detrimental to shareholders. In evaluating golden parachute plans, BlackRock may consider several factors, including:

•	whether we believe that the triggering event is in the best interest of shareholders;

•	an evaluation of whether management attempted to maximize shareholder value in the triggering event;

•	the percentage of total transaction value that will be transferred to the management team, rather than shareholders, as a result of the golden parachute payment;

•	whether excessively large excise tax gross up payments are part of the payout;

•	whether the pay package that serves as the basis for calculating the golden parachute payment was reasonable in light of performance and peers; and/or

•	whether the golden parachute payment will have the effect of rewarding a management team that has failed to effectively manage the company.

It may be difficult to anticipate the results of a plan until after it has been triggered; as a result, BlackRock may vote against a Say on Golden Parachute proposal even if the golden parachute plan under review was approved by shareholders when it was implemented.

Option exchanges

BlackRock may support a request to exchange underwater options under the following circumstances: the company has experienced significant stock price decline as a result of macroeconomic trends, not individual company performance; directors and executive officers are excluded; the exchange is value neutral or value creative to shareholders; and there is clear evidence that absent repricing the company will suffer serious employee incentive or retention and recruiting problems. BlackRock may also support a request to exchange underwater options in other circumstances, if we determine that the exchange is in the best interest of shareholders.

Pay-for-Performance plans

In order for executive compensation exceeding $1 million to qualify for federal tax deductions, the Omnibus Budget Reconciliation Act (OBRA) requires companies to link that compensation, for the company’s top five executives, to disclosed performance goals and submit the plans for shareholder approval. The law further requires that a compensation committee comprised solely of outside directors administer these plans. Because the primary objective of these proposals is to preserve the deductibility of such compensation, we generally favor approval in order to preserve net income.

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Proxy voting guidelines for U.S. securities

Pay-for-Superior-Performance

These are typically shareholder proposals requesting that compensation committees adopt policies under which a portion of equity compensation requires the achievement of performance goals as a prerequisite to vesting. We generally believe these matters are best left to the compensation committee of the board and that shareholders should not set executive compensation or dictate the terms thereof. We may support these proposals if we have a substantial concern regarding the company’s compensation practices over a significant period of time, the proposals are not overly prescriptive, and we believe the proposed approach is likely to lead to substantial improvement.

Supplemental executive retirement plans

BlackRock may support shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (“SERP”) agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Social, ethical and environmental issues

See “Global Corporate Governance and Engagement Principles.”

General corporate governance matters

We believe that shareholders should have the right to vote on key corporate governance matters, including on changes to governance mechanisms and amendments to the charter/articles/by-laws. We may vote against certain directors where changes to governing documents are not put to a shareholder vote within a reasonable period of time, in particular if those changes have the potential to impact shareholder rights (see “Director elections” herein). In cases where a board’s unilateral adoption of changes to the charter/articles/by-laws promotes cost and operational efficiency benefits for the company and its shareholders, we may support such action if it does not have a negative effect on shareholder rights or the company’s corporate governance structure.

When voting on a management or shareholder proposal to make changes to charter/articles/by-laws, we will consider in part the company’s and/or proponent’s publicly stated rationale for the changes, the company’s governance profile and history, relevant jurisdictional laws, and situational or contextual circumstances which may have motivated the proposed changes, among other factors. We will typically support changes to the charter/articles/by-laws where the benefits to shareholders, including the costs of failing to make those changes, demonstrably outweigh the costs or risks of making such changes.

Adjourn meeting to solicit additional votes

We generally support such proposals unless the agenda contains items that we judge to be detrimental to shareholders’ best long-term economic interests.

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Proxy voting guidelines for U.S. securities

Bundled proposals

We believe that shareholders should have the opportunity to review substantial governance changes individually without having to accept bundled proposals. Where several measures are grouped into one proposal, BlackRock may reject certain positive changes when linked with proposals that generally contradict or impede the rights and economic interests of shareholders.

Corporate political activities

Companies may engage in certain political activities, within legal and regulatory limits, in order to influence public policy consistent with the companies’ values and strategies, and thus serve shareholders’ best long-term economic interests. These activities can create risks, including: the potential for allegations of corruption; the potential for reputational issues associated with a candidate, party or issue; and risks that arise from the complex legal, regulatory and compliance considerations associated with corporate political activity. We believe that companies which choose to engage in political activities should develop and maintain robust processes to guide these activities and to mitigate risks, including a level of board oversight.

When presented with shareholder proposals requesting increased disclosure on corporate political activities, we may consider the political activities of that company and its peers, the existing level of disclosure, and our view regarding the associated risks. We generally believe that it is the duty of boards and management to determine the appropriate level of disclosure of all types of corporate activity, and we are generally not supportive of proposals that are overly prescriptive in nature. We may determine to support a shareholder proposal requesting additional reporting of corporate political activities where there seems to be either a significant potential threat or actual harm to shareholders’ interests and where we believe the company has not already provided shareholders with sufficient information to assess the company’s management of the risk.

Finally, we believe that it is not the role of shareholders to suggest or approve corporate political activities; therefore we generally do not support proposals requesting a shareholder vote on political activities or expenditures.

Other business

We oppose giving companies our proxy to vote on matters where we are not given the opportunity to review and understand those measures and carry out an appropriate level of shareholder oversight.

Reincorporation

Proposals to reincorporate from one state or country to another are most frequently motivated by considerations of anti-takeover protections, legal advantages, and/or cost savings. We will evaluate, on a case-by-case basis, the economic and strategic rationale behind the company’s

19	2015 Proxy voting guidelines for U.S. securities

Proxy voting guidelines for U.S. securities

proposal to reincorporate. In all instances, we will evaluate the changes to shareholder protection under the new charter/articles/by-laws to assess whether the move increases or decreases shareholder protections. Where we find that shareholder protections are diminished, we may support reincorporation if we determine that the overall benefits outweigh the diminished rights.

IPO governance

We expect boards to consider and disclose how the corporate governance structures adopted upon initial public offering (“IPO”) are in shareholders’ best long-term interests. We also expect boards to conduct a regular review of corporate governance and control structures, such that boards might evolve foundational corporate governance structures as company circumstances change, without undue costs and disruption to shareholders.

We will typically apply a one-year grace period for the application of certain director-related guidelines (including, but not limited to, director independence and over-boarding considerations), during which we expect boards to take steps to bring corporate governance standards in line with shareholders’ expectations.

Further, if a company qualifies as an emerging growth company (an “EGC”) under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), we will give consideration to the NYSE and NASDAQ governance exemptions granted under the JOBS Act for the duration such a company is categorized as an EGC. We expect an EGC to have a totally independent audit committee by the first anniversary of its IPO, with our standard approach to voting on auditors and audit-related issues applicable in full for an EGC on the first anniversary of its IPO.

Shareholders’ right to act by written consent

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to solicit votes by written consent provided that: 1) there are reasonable requirements to initiate the consent solicitation process in order to avoid the waste of corporate resources in addressing narrowly supported interests; and 2) support from a minimum of 50% of outstanding shares is required to effectuate the action by written consent. We may oppose shareholder proposals requesting the right to act by written consent in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others, or if the proposal is written to discourage the board from incorporating appropriate mechanisms to avoid the waste of corporate resources when establishing a right to act by written consent. Additionally, we may oppose shareholder proposals requesting the right to act by written consent if the company already provides a shareholder right to call a special meeting that we believe offers shareholders a reasonable opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting.

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Proxy voting guidelines for U.S. securities

Shareholders’ right to call a special meeting

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to call a special meeting in cases where a reasonably high proportion of shareholders (typically a minimum of 15% but no higher than 25%) are required to agree to such a meeting before it is called, in order to avoid the waste of corporate resources in addressing narrowly supported interests. However, we may oppose this right in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others. We generally believe that a right to act via written consent is not a sufficient alternative to the right to call a special meeting.

Simple majority voting

We generally favor a simple majority voting requirement to pass proposals. Therefore, we will support the reduction or the elimination of supermajority voting requirements to the extent that we determine shareholders’ ability to protect their economic interests is improved. Nonetheless, in situations where there is a substantial or dominant shareholder, supermajority voting may be protective of public shareholder interests and we may support supermajority requirements in those situations.

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CBRE Clarion Securities LLC

PROXY VOTING

Policy

Proxy voting is an important right of shareholders, and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When CBRE Clarion has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with this policy and procedures.

For the accounts over which CBRE Clarion maintains proxy voting authority, CBRE Clarion will vote proxies in accordance with its proxy voting guidelines. CBRE Clarion may, in certain circumstances, voluntarily adhere to guidelines established by its clients if doing so can be accomplished within the proxy voting process established with the proxy voting administrator. Otherwise, CBRE Clarion will not accept proxy voting authority to the extent clients wish to impose voting guidelines different from those of CBRE Clarion. As the responsibility for proxy voting is defined at the outset of the client relationship (and documented in the Investment Management Agreement), CBRE Clarion does not anticipate any confusion on the part of its clients in this respect.

Procedures and Controls

Proxy Voting Process and Administration

CBRE Clarion has engaged ISS to provide proxy voting administration services, including the tracking of proxies received for clients, providing notice to CBRE Clarion concerning dates votes are due, the actual casting of ballots, and recordkeeping. It is important to recognize that the ability of ISS and CBRE Clarion to process proxy voting decisions in a timely manner is contingent in large part on the custodian banks holding securities for CBRE Clarion clients. On a daily basis, CBRE Clarion provides ISS with a list of securities held in each account over which CBRE Clarion has voting authority.

CBRE Clarion established its own proxy voting guidelines based on a template provided by ISS. Proxy voting guidelines are reviewed and approved by Senior Global Portfolio Managers and/or designated senior members of the Investment Team initially and annually thereafter. The approved proxy voting guidelines are provided to ISS to facilitate processing proxy voting.

Voting decisions remain within the discretion of CBRE Clarion. On a daily basis, CBRE Clarion Securities Operations group reviews an online system maintained by ISS in order to monitor for upcoming votes. When a pending vote is identified, the Securities Operations team will forward the ballot to the appropriate Portfolio Manager or Investment Analyst for review, along with any supplemental information about the ballots provided by ISS and – if available – other research vendors to which CBRE Clarion subscribes. The Portfolio Manager or Investment Analyst determines the voting decision and communicates the vote to the Securities Operations group. If the voting decision is in contravention of the CBRE Clarion proxy voting guidelines, the Portfolio Manager or Investment Analyst’s decision must be approved by a Senior Global Portfolio Manager or a designated senior member of the Investment Team. Specifically, the Portfolio Manager or Investment Analyst must complete a Proxy Voting Form explaining the rationale for voting against the established guidelines. The Proxy Voting Form is reviewed by a Senior Global Portfolio Manager or a designated senior member of the Investment Team, and the Chief Compliance Officer (or General Counsel), evidenced by signature.

Conflicts of Interest

CBRE Clarion will identify any conflicts that exist between the interests of CBRE Clarion (including its employees and affiliates) and its clients as it relates to proxy voting. CBRE Clarion obtains information from all employees regarding outside business activities and personal relationships with companies within the investable universe of real estate securities, such as serving as board members or executive officers of an issuer, to confirm that employees do not have personal interests in transactions, holdings, or proxy matters. Additionally, CBRE Clarion will consider the conflicts associated with any ballot which identifies a relationship to CBRE Global Investors or another affiliate within CBRE Group. Lastly, CBRE Clarion will consider any ballot which relates to a client of CBRE Clarion as a potential conflict of interest.

If a material conflict is identified for a particular ballot, CBRE Clarion will refer the ballot and conflict to the CBRE Clarion Risk & Control Committee for review. In such situations, CBRE Clarion will generally defer the vote either to the recommendation provided by ISS (not based on the CBRE Clarion guidelines) or to the affected client(s) so that the client may determine its voting decision.

Proxy Voting Records

Except as otherwise noted, the proxy voting process is coordinated by the Securities Operations group. Compliance is responsible for oversight of and testing of the process. As noted above, ISS provides recordkeeping services, including retaining a copy of each proxy statement received and each vote cast. This information is available to CBRE Clarion upon request.

CBRE Clarion will maintain files relating to its proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept on site. These files will include:

◾	copies of the proxy voting policies and procedures and any amendments thereto,

◾	a copy of any document CBRE Clarion created that was material to making a decision how to vote proxies or that memorializes that decision, and

◾	a copy of each written client request for information on how CBRE Clarion voted such client’s proxies and a copy of any written response to any (written or oral) client request for information on how CBRE Clarion voted its proxies.

Clients may contact the Compliance Department at (610) 995-2500 to obtain a copy of these policies and procedures (and, if desired, the firm’s proxy voting guidelines) or to request information on the voting of such client’s proxies. A written response will list, with respect to each voted proxy that the client has inquired about:

◾	the name of the issuer,

◾	the proposal voted upon, and

◾	how CBRE Clarion voted the client’s proxy.

As of: May 2016

End of Section

ClearBridge Investments, LLC

CLEARBRIDGE INVESTMENTS1

PROXY VOTING POLICIES AND PROCEDURES

AMENDED AS OF JANUARY 7, 2013

[1]	This policy pertains to ClearBridge Investments, LLC and ClearBridge, LLC (collectively, “ClearBridge Investments” or “ClearBridge”).

CLEARBRIDGE INVESTMENTS

Proxy Voting Policies and Procedures

I. TYPES OF ACCOUNTS FOR WHICH CLEARBRIDGE VOTES PROXIES

ClearBridge votes proxies for each client that has specifically authorized us to vote them in the investment management contract or otherwise and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary. These policies and procedures are intended to fulfill applicable requirements imposed on ClearBridge by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted under these laws.

II. GENERAL GUIDELINES

In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

III. HOW CLEARBRIDGE VOTES

Section V of these policies and procedures sets forth certain stated positions. In the case of a proxy issue for which there is a stated position, we generally vote in accordance with the stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that we consider in voting on such issue, we consider those factors and vote on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that we consider in voting on such issue, we vote on a case-by-case basis in accordance with the general principles set forth above. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes but we are not required to follow any such recommendations. The use of an external service provider does not relieve us of our responsibility for the proxy vote.

For routine matters, we usually vote according to our policy or the external service provider’s recommendation, although we are not obligated to do so and an individual portfolio manager may vote contrary to our policy or the recommendation of the external service provider. If a matter is non-routine, e.g., management’s recommendation is different than that of the external service provider and ClearBridge is a significant holder or it is a significant holding for ClearBridge, the issues will be highlighted to the appropriate investment teams and their views solicited by members of the Proxy Committee. Different investment teams may vote differently on the same issue, depending upon their assessment of clients’ best interests.

ClearBridge’s proxy voting process is overseen and coordinated by its Proxy Committee.

IV. CONFLICTS OF INTEREST

In furtherance of ClearBridge’s goal to vote proxies in the best interests of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients.

A. Procedures for Identifying Conflicts of Interest

ClearBridge relies on the following to seek to identify conflicts of interest with respect to proxy voting:

1.

ClearBridge’s employees are periodically reminded of their obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or personal or business relationships relating to another Legg Mason business unit, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s General Counsel/Chief Compliance Officer.

2.	ClearBridge’s finance area maintains and provides to ClearBridge Compliance and proxy voting personnel an up- to-date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of ClearBridge’s net revenues.

3.	As a general matter, ClearBridge takes the position that relationships between a non-ClearBridge Legg Mason unit and an issuer (e.g., investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer because ClearBridge operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between ClearBridge and certain other Legg Mason business units. As noted above, ClearBridge employees are under an obligation to bring such conflicts of interest, including conflicts of interest which may arise because of an attempt by another Legg Mason business unit or non-ClearBridge Legg Mason officer or employee to influence proxy voting by ClearBridge to the attention of ClearBridge Compliance.

4.	A list of issuers with respect to which ClearBridge has a potential conflict of interest in voting proxies on behalf of client accounts will be maintained by ClearBridge proxy voting personnel. ClearBridge will not vote proxies relating to such issuers until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented, as described in Section IV below.

B. Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

1.	ClearBridge maintains a Proxy Committee which, among other things, reviews and addresses conflicts of interest brought to its attention. The Proxy Committee is comprised of such ClearBridge personnel (and others, at ClearBridge’s request), as are designated from time to time. The current members of the Proxy Committee are set forth in the Proxy Committee’s Terms of Reference.

2.	All conflicts of interest identified pursuant to the procedures outlined in Section IV. A. must be brought to the attention of the Proxy Committee for resolution. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

3.	The Proxy Committee will determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A written record of all materiality determinations made by the Proxy Committee will be maintained.

4.	If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

5.	If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee will determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

•	disclosing the conflict to clients and obtaining their consent before voting;

•	suggesting to clients that they engage another party to vote the proxy on their behalf;

•	in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

•	such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

A written record of the method used to resolve a material conflict of interest shall be maintained.

C. Third Party Proxy Voting Firm — Conflicts of Interest

With respect to a third party proxy voting firm described herein, the Proxy Committee will periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

V. VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. There may be occasions when different investment teams vote differently on the same issue. A ClearBridge investment team (e.g., ClearBridge’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Proxy Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

A.	Election of Directors

1.	Voting on Director Nominees in Uncontested Elections.

a.	We withhold our vote from a director nominee who:

•	attended less than 75 percent of the company’s board and committee meetings without a valid excuse (illness, service to the nation/local government, work on behalf of the company);

•	were members of the company’s board when such board failed to act on a shareholder proposal that received approval of a majority of shares cast for the previous two consecutive years;

•	received more than 50 percent withheld votes of the shares cast at the previous board election, and the company has failed to address the issue as to why;

•

is an insider where: (1) such person serves on any of the audit, compensation or nominating committees of the company’s board, (2) the company’s board performs the functions typically performed by a company’s audit, compensation and nominating committees, or (3) the full board is less than a majority independent (unless the director nominee is also the company CEO, in which case we will vote FOR);

•	is a member of the company’s audit committee, when excessive non-audit fees were paid to the auditor, or there are chronic control issues and an absence of established effective control mechanisms.

*	Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Committee may resolve such conflict of interest by satisfying itself that ClearBridge’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

b.	We vote for all other director nominees.

2.	Chairman and CEO is the Same Person.

We vote on a case-by-case basis on shareholder proposals that would require the positions of the Chairman and CEO to be held by different persons. We would generally vote FOR such a proposal unless there are compelling reasons to vote against the proposal, including:

•	Designation of a lead director

•	Majority of independent directors (supermajority)

•	All independent key committees

•	Size of the company (based on market capitalization)

•	Established governance guidelines

•	Company performance

3.	Majority of Independent Directors

a.	We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.

b.	We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

4.	Stock Ownership Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

5.	Term of Office

We vote against shareholder proposals to limit the tenure of independent directors.

6.	Director and Officer Indemnification and Liability Protection

a.	Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

b.	We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

c.	We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

d.	We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director’s legal expenses would be covered.

7.	Director Qualifications

a.	We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

b.	We vote against shareholder proposals requiring two candidates per board seat.

B.	Proxy Contests

1.	Voting for Director Nominees in Contested Elections

We vote on a case-by-case basis in contested elections of directors. Considerations include: chronology of events leading up to the proxy contest; qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (i.e.: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).

2.	Reimburse Proxy Solicitation Expenses

We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.

C.	Auditors

1.	Ratifying Auditors

We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

2.	Financial Statements and Director and Auditor Reports

We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors.

3.	Remuneration of Auditors

We vote for proposals to authorize the board or an audit committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

4.	Indemnification of Auditors

We vote against proposals to indemnify auditors.

D.	Proxy Contest Defenses

1.	Board Structure: Staggered vs. Annual Elections

a.	We vote against proposals to classify the board.

b.	We vote for proposals to repeal classified boards and to elect all directors annually.

2.	Shareholder Ability to Remove Directors

a.	We vote against proposals that provide that directors may be removed only for cause.

b.	We vote for proposals to restore shareholder ability to remove directors with or without cause.

c.	We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

d.	We vote for proposals that permit shareholders to elect directors to fill board vacancies.

3.	Cumulative Voting

a.	If plurality voting is in place for uncontested director elections, we vote for proposals to permit or restore cumulative voting.

b.	If majority voting is in place for uncontested director elections, we vote against cumulative voting.

c.	If plurality voting is in place for uncontested director elections, and proposals to adopt both cumulative voting and majority voting are on the same slate, we vote for majority voting and against cumulative voting.

4.	Majority Voting

We vote for non-binding and/or binding resolutions requesting that the board amend a company’s by-laws to stipulate that directors need to be elected with an affirmative majority of the votes cast, provided that it does not conflict with the state law where the company is incorporated. In addition, all resolutions need to provide for a carve-out for a plurality vote standard when there are more nominees than board seats (i.e. contested election). In addition, ClearBridge strongly encourages companies to adopt a post-election director resignation policy setting guidelines for the company to follow to promptly address situations involving holdover directors.

5.	Shareholder Ability to Call Special Meetings

a.	We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

b.	We vote for proposals that provide shareholders with the ability to call special meetings, taking into account a minimum ownership threshold of 10 percent (and investor ownership structure, depending on bylaws).

6.	Shareholder Ability to Act by Written Consent

a.	We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

b.	We vote for proposals to allow or make easier shareholder action by written consent.

7.	Shareholder Ability to Alter the Size of the Board

a.	We vote for proposals that seek to fix the size of the board.

b.	We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

8.	Advance Notice Proposals

We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

9.	Amendment of By-Laws

a.	We vote against proposals giving the board exclusive authority to amend the by-laws.

b.	We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

10.	Article Amendments (not otherwise covered by ClearBridge Proxy Voting Policies and Procedures).

We review on a case-by-case basis all proposals seeking amendments to the articles of association.

We vote for article amendments if:

•	shareholder rights are protected;

•	there is negligible or positive impact on shareholder value;

•	management provides adequate reasons for the amendments; and

•	the company is required to do so by law (if applicable).

E.	Tender Offer Defenses

1.	Poison Pills

a.	We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

b.	We vote on a case-by-case basis on shareholder proposals to redeem a company’s poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.

c.	We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include: sunset provision — poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.

2.	Fair Price Provisions

a.	We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

b.	We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

3.	Greenmail

a.	We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

b.	We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

4.	Unequal Voting Rights

a.	We vote against dual class exchange offers.

b.	We vote against dual class re-capitalization.

5.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

a.	We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

b.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

6.	Supermajority Shareholder Vote Requirement to Approve Mergers

a.	We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

b.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

7.	White Squire Placements

We vote for shareholder proposals to require approval of blank check preferred stock issues.

F.	Miscellaneous Governance Provisions

1.	Confidential Voting

a.	We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

b.	We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1 above.

2.	Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

3.	Bundled Proposals

We vote on a case-by-case basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

4.	Shareholder Advisory Committees

We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.

5.	Other Business

We vote for proposals that seek to bring forth other business matters.

6.	Adjourn Meeting

We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.

7.	Lack of Information

We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.

G.	Capital Structure

1.	Common Stock Authorization

a.	We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.

b.	Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

•	Company has already issued a certain percentage (i.e. greater than 50%) of the company’s allotment.

•	The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company’s historical stock management or future growth outlook of the company.

c.	We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.

2.	Stock Distributions: Splits and Dividends

We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

3.	Reverse Stock Splits

We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

4.	Blank Check Preferred Stock

a.	We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

b.	We vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

c.	We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

d.	We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

5.	Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

6.	Preemptive Rights

a.	We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

•	Size of the Company.

•	Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

•	Percentage of the rights offering (rule of thumb less than 5%).

b.	We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

7.	Debt Restructuring

We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

8.	Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

9.	Dual-Class Stock

We vote for proposals to create a new class of nonvoting or sub voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

10.	Issue Stock for Use with Rights Plan

We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

11.	Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

We vote for debt issuances for companies when the gearing level is between zero and 100 percent.

We view on a case-by-case basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent. Any proposed debt issuance is compared to industry and market standards.

12.	Financing Plans

We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.

H.	Executive and Director Compensation

In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

1.	OBRA-Related Compensation Proposals

a.	Amendments that Place a Cap on Annual Grant or Amend Administrative Features

We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

b.	Amendments to Added Performance-Based Goals

We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

c.	Amendments to Increase Shares and Retain Tax Deductions Under OBRA

We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.

d.	Approval of Cash or Cash-and-Stock Bonus Plans

We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.

2.	Expensing of Options

We vote for proposals to expense stock options on financial statements.

3.	Index Stock Options

We vote on a case by case basis with respect to proposals seeking to index stock options. Considerations include whether the issuer expenses stock options on its financial statements and whether the issuer’s compensation committee is comprised solely of independent directors.

4.	Shareholder Proposals to Limit Executive and Director Pay

a.	We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder’s needs and would not put the company at a competitive disadvantage relative to its industry.

b.	We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay.

We have a policy of voting to reasonably limit the level of options and other equity-based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation. For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10% of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10% of fully diluted shares). In the event the available awards exceed the 10% threshold, we would also consider the % relative to the common practice of its specific industry (e.g. technology firms). Other considerations would include, without limitation, the following:

•	Compensation committee comprised of independent outside directors

•	Maximum award limits

•	Repricing without shareholder approval prohibited

•	3-year average burn rate for company

•	Plan administrator has authority to accelerate the vesting of awards

•	Shares under the plan subject to performance criteria

5.	Golden Parachutes

a.	We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

b.	We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

6.	Golden Coffins

a.	We vote for shareholder proposals that request a company not to make any death benefit payments to senior executives’ estates or beneficiaries, or pay premiums in respect to any life insurance policy covering a senior executive’s life (“golden coffin”). We carve out benefits provided under a plan, policy or arrangement applicable to a broader group of employees, such as offering group universal life insurance.

b.	We vote for shareholder proposals that request shareholder approval of survivor benefits for future agreements that, following the death of a senior executive, would obligate the company to make payments or awards not earned.

7.	Anti Tax Gross-up Policy

a.	We vote for proposals that ask a company to adopt a policy whereby it will not make, or promise to make, any tax gross-up payment to its senior executives, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy; we also vote for proposals that ask management to put gross-up payments to a shareholder vote.

b.	We vote against proposals where a company will make, or promise to make, any tax gross-up payment to its senior executives without a shareholder vote, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy.

8.	Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

9.	Employee Stock Purchase Plans

a.	We vote for qualified plans where all of the following apply:

•	The purchase price is at least 85 percent of fair market value

•	The offering period is 27 months or less

•	The number of shares allocated to the plan is five percent or less of outstanding shares

If the above do not apply, we vote on a case-by-case basis.

b.	We vote for non-qualified plans where all of the following apply:

•	All employees of the company are eligible to participate (excluding 5 percent or more beneficial owners)

•	There are limits on employee contribution (ex: fixed dollar amount)

•	There is a company matching contribution with a maximum of 25 percent of an employee’s contribution

•	There is no discount on the stock price on purchase date (since there is a company match)

If the above do not apply, we vote against the non-qualified employee stock purchase plan.

10.	401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

11.	Stock Compensation Plans

a.	We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.

b.	We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.

12.	Directors Retirement Plans

a.	We vote against retirement plans for non-employee directors.

b.	We vote for shareholder proposals to eliminate retirement plans for non-employee directors.

13.	Management Proposals to Reprice Options

We vote on a case-by-case basis on management proposals seeking approval to reprice options. Considerations include the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

14.	Shareholder Proposals Recording Executive and Director Pay

a.	We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

b.	We vote against shareholder proposals requiring director fees be paid in stock only.

c.	We vote for shareholder proposals to put option repricing to a shareholder vote.

d.	We vote for shareholder proposals that call for a non-binding advisory vote on executive pay (“say-on-pay”). Company boards would adopt a policy giving shareholders the opportunity at each annual meeting to vote on an advisory resolution to ratify the compensation of the named executive officers set forth in the proxy statement’s summary compensation table.

e.	We vote “annual” for the frequency of say-on-pay proposals rather than once every two or three years.

f.	We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

15.	Management Proposals On Executive Compensation

a.	For non-binding advisory votes on executive officer compensation, when management and the external service provider agree, we vote for the proposal. When management and the external service provider disagree, the proposal becomes a refer item. In the case of a Refer item, the factors under consideration will include the following:

•	Company performance over the last 1-, 3- and 5-year periods on a total shareholder return basis

•	Performance metrics for short- and long-term incentive programs

•	CEO pay relative to company performance (is there a misalignment)

•	Tax gross-ups to senior executives

•	Change-in-control arrangements

•	Presence of a clawback provision, ownership guidelines, or stock holding requirements for senior executives

b.	We vote “annual” for the frequency of say-on-pay proposals rather than once every two or three years.

16.	Stock Retention / Holding Period of Equity Awards

We vote on a case-by-case basis on shareholder proposals asking companies to adopt policies requiring senior executives to retain all or a significant (>50 percent) portion of their shares acquired through equity compensation plans, either:

•	While employed and/or for one to two years following the termination of their employment; or

•	For a substantial period following the lapse of all other vesting requirements for the award, with ratable release of a portion of the shares annually during the lock-up period

The following factors will be taken into consideration:

•	Whether the company has any holding period, retention ratio, or named executive officer ownership requirements currently in place

•	Actual stock ownership of the company’s named executive officers

•	Policies aimed at mitigating risk taking by senior executives

•	Pay practices at the company that we deem problematic

I.	State/Country of Incorporation

1.	Voting on State Takeover Statutes

a.	We vote for proposals to opt out of state freeze-out provisions.

b.	We vote for proposals to opt out of state disgorgement provisions.

2.	Voting on Re-incorporation Proposals

We vote on a case-by-case basis on proposals to change a company’s state or country of incorporation. Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.

3.	Control Share Acquisition Provisions

a.	We vote against proposals to amend the charter to include control share acquisition provisions.

b.	We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

c.	We vote for proposals to restore voting rights to the control shares.

d.	We vote for proposals to opt out of control share cashout statutes.

J.	Mergers and Corporate Restructuring

1.	Mergers and Acquisitions

We vote on a case-by-case basis on mergers and acquisitions. Considerations include: benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc…); offer price (premium or discount); change in the capital structure; impact on shareholder rights.

2.	Corporate Restructuring

We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.

3.	Spin-offs

We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

4.	Asset Sales

We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

5.	Liquidations

We vote on a case-by-case basis on liquidations after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

6.	Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

7.	Changing Corporate Name

We vote for proposals to change the “corporate name”, unless the proposed name change bears a negative connotation.

8.	Conversion of Securities

We vote on a case-by-case basis on proposals regarding conversion of securities. Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

9.	Stakeholder Provisions

We vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

K.	Social and Environmental Issues

1.	In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value may be difficult to quantify. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears the company has not adequately addressed shareholders’ social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

a.	whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

b.	the percentage of sales, assets and earnings affected;

c.	the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

d.	whether the issues presented should be dealt with through government or company-specific action;

e.	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

f.	whether the company’s analysis and voting recommendation to shareholders is persuasive;

g.	what other companies have done in response to the issue;

h.	whether the proposal itself is well framed and reasonable;

i.	whether implementation of the proposal would achieve the objectives sought in the proposal; and

j.	whether the subject of the proposal is best left to the discretion of the board.

2.	Among the social and environmental issues to which we apply this analysis are the following:

a.	Energy Efficiency and Resource Utilization

b.	Environmental Impact and Climate Change

c.	Human Rights and Impact on Communities of Corporate Activities

d.	Equal Employment Opportunity and Non Discrimination

e.	ILO Standards and Child/Slave Labor

f.	Product Integrity and Marketing

g.	Sustainability Reporting

h.	Board Representation

i.	Animal Welfare

L.	Miscellaneous

1.	Charitable Contributions

We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

2.	Political Contributions

In general, we vote on a case-by-case basis on shareholder proposals pertaining to political contributions. In determining our vote on political contribution proposals we consider, among other things, the following:

•	Does the company have a political contributions policy publicly available

•	How extensive is the disclosure on these documents

•	What oversight mechanisms the company has in place for approving/reviewing political contributions and expenditures

•	Does the company provide information on its trade association expenditures

•	Total amount of political expenditure by the company in recent history

3.	Operational Items

a.	We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

b.	We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

c.	We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).

d.	We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

e.	We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

f.	We vote against proposals to approve other business when it appears as voting item.

4.	Routine Agenda Items

In some markets, shareholders are routinely asked to approve:

•	the opening of the shareholder meeting

•	that the meeting has been convened under local regulatory requirements

•	the presence of a quorum

•	the agenda for the shareholder meeting

•	the election of the chair of the meeting

•	regulatory filings

•	the allowance of questions

•	the publication of minutes

•	the closing of the shareholder meeting

We generally vote for these and similar routine management proposals.

5.	Allocation of Income and Dividends

We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

6.	Stock (Scrip) Dividend Alternatives

a.	We vote for most stock (scrip) dividend proposals.

b.	We vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

ClearBridge has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that ClearBridge has proxy voting authority with respect to shares of registered investment companies, ClearBridge shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. A. through L.

The voting policy guidelines set forth in Section V may be changed from time to time by ClearBridge in its sole discretion.

VI.	OTHER CONSIDERATIONS

In certain situations, ClearBridge may determine not to vote proxies on behalf of a client because ClearBridge believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which ClearBridge may determine not to vote proxies on behalf of a client include:

A. Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, ClearBridge will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.

B Securities on Loan

Certain clients of ClearBridge, such as an institutional client or a mutual fund for which ClearBridge acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. ClearBridge typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, ClearBridge will request that the client recall shares that are on loan so that such shares can be voted if ClearBridge believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of ClearBridge and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VII. DISCLOSURE OF PROXY VOTING

ClearBridge employees may not disclose to others outside of ClearBridge (including employees of other Legg Mason business units) how ClearBridge intends to vote a proxy absent prior approval from ClearBridge’s General Counsel/Chief Compliance Officer, except that a ClearBridge investment professional may disclose to a third party (other than an employee of another Legg Mason business unit) how s/he intends to vote without obtaining prior approval from ClearBridge’s General Counsel/Chief Compliance Officer if (1) the disclosure is intended to facilitate a discussion of publicly available information by ClearBridge personnel with a representative of a company whose securities are the subject of the proxy, (2) the company’s market capitalization exceeds $1 billion and (3) ClearBridge has voting power with respect to less than 5% of the outstanding common stock of the company.

If a ClearBridge employee receives a request to disclose ClearBridge’s proxy voting intentions to, or is otherwise contacted by, another person outside of ClearBridge (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify ClearBridge’s General Counsel/Chief Compliance Officer.

If a portfolio manager wants to take a public stance with regards to a proxy, s/he must consult with ClearBridge’s General Counsel/Chief Compliance Officer before making or issuing a public statement.

VIII. RECORDKEEPING AND OVERSIGHT

ClearBridge shall maintain the following records relating to proxy voting:

•	a copy of these policies and procedures;

•	a copy of each proxy form (as voted);

•	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

•	documentation relating to the identification and resolution of conflicts of interest;

•	any documents created by ClearBridge that were material to a proxy voting decision or that memorialized the basis for that decision; and

•

a copy of each written client request for information on how ClearBridge voted proxies on behalf of the client, and a copy of any written response by ClearBridge to any (written or oral) client request for information on how ClearBridge voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the ClearBridge adviser.

To the extent that ClearBridge is authorized to vote proxies for a United States Registered Investment Company, ClearBridge shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, ClearBridge may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

Delaware Investments Fund Advisers

Delaware Investments Fund Advisers

Summary of Proxy Voting Policies and Procedures

(February 2017)

If and when proxies need to be voted on behalf of the Fund, Delaware Investments Fund Advisers (the “Adviser”) will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Adviser has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Adviser’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund. In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Adviser will also vote against management’s recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.

The Adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

Dimensional Fund Advisors LP

Effective Date: February 4, 2016

PROXY VOTING POLICIES AND PROCEDURES

DIMENSIONAL FUND ADVISORS LP

DIMENSIONAL FUND ADVISORS LTD.

DFA AUSTRALIA LIMITED

DIMENSIONAL FUND ADVISORS PTE. LTD.

DIMENSIONAL JAPAN LTD.

Introduction

Dimensional Fund Advisors LP (“Dimensional”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). Dimensional controls Dimensional Fund Advisors Ltd. (“DFAL”), DFA Australia Limited (“DFAA”), Dimensional Fund Advisors Pte. Ltd. (“DFAP”) and Dimensional Japan Ltd. (“DFAJ”) (Dimensional, DFAL, DFAA, DFAP and DFAJ are collectively referred to as the “Advisors”). DFAL and DFAA are also investment advisors registered under the Advisers Act.

The Advisors provide investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of investors. These clients frequently give the Advisors the authority and discretion to vote proxy statements relating to the underlying securities that are held on behalf of such clients. Also, a client may, at times, ask an Advisor to provide voting advice on certain proxies without delegating full voting discretion to the Advisor. Depending on the client, the Advisors’ duties may include making decisions regarding whether and how to vote proxies as part of an investment manager’s fiduciary duty under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The following Proxy Voting Policies and Procedures (the “Policy”) address the Advisors’ objectives for voting proxies received by the Advisors on behalf of client accounts to the extent that relationships with such clients are subject to the Advisers Act or ERISA or clients that are registered investment companies under the Investment Company Act of 1940 (the “40 Act”), including The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund (together, the “Dimensional Investment Companies”). The Advisors believe that this Policy is reasonably designed to meet their goal of ensuring that the Advisors endeavor to vote (or refrain from voting) proxies in a manner consistent with the best interests of their clients, as understood by the Advisors at the time of the vote.

Exhibit A to this Policy includes a summary of the Advisors’ current Proxy Voting Guidelines and will change from time to time (the “Guidelines”). The Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third party, except with respect to certain matters which are generally described in Exhibit A. The Investment Committee of Dimensional has determined that, in general, voting proxies pursuant to the Guidelines should be in the best interests of clients. Therefore, an Advisor will usually instruct voting of proxies in accordance with the Guidelines. The Guidelines provide a framework for analysis and decision making, but do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisors reserve the right to instruct votes counter to the Guidelines if, after a review of the matter, an Advisor believes that a client’s best interests would be served by such a vote. In such circumstance, the analysis will be documented in writing and periodically presented to the Committee (as hereinafter defined). To the extent that the Guidelines do not cover potential voting issues, an Advisor will instruct the vote on such issues in a manner that is consistent with the spirit of the Guidelines and that the Advisor believes would be in the best interests of the client.

The Advisors may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by clients, including those held by socially screened portfolios or accounts. The Advisors will ordinarily take environmental concerns into account in voting proxies with respect to securities held by certain sustainability screened portfolios or accounts, to the extent permitted by applicable law and guidance.

The Advisors have retained ISS to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the Guidelines, effect votes on behalf of the clients for whom the Advisors have proxy voting responsibility and provide reports concerning the proxies voted (“Proxy Voting Services”). In addition, the Advisors may obtain Proxy Voting Services from supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Guidelines. Although the Advisors retain third-party service providers for proxy issues, the Advisors remain responsible for proxy voting decisions. ISS and other third-party proxy service providers are herein referred to as “Proxy Advisory Firms.” In this regard, the Advisors use commercially reasonable efforts to oversee the directed delegation to Proxy Advisory Firms, upon which the Advisors rely to carry out the Proxy Voting Services. In the event that the Guidelines are not implemented precisely as the Advisors intend because of the actions or omissions of any third-party service providers, custodians or sub-custodians or other agents, or any such persons experience any irregularities (e.g. misvotes or missed votes), then such instances will not necessarily be deemed by the Advisors as a breach of this Policy.

Prior to the selection of any new Proxy Advisory Firms and annually thereafter or more frequently if deemed necessary by Dimensional, the Corporate Governance Committee (as defined below) will consider whether the Proxy Advisory Firm: (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisors’ clients. Such considerations may include some or all of the following: (i) periodic sampling of votes cast by the Proxy Advisory Firm to ensure that the Guidelines adopted by the Advisors are being followed, (ii) onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have capacity and competency to carry out its proxy obligations to the Advisors, (iii) a review of the Proxy Advisory Firm’s policies and procedures, with a particular focus on those relating to identifying and addressing conflicts of interest and ensuring that current and accurate information is used in creating recommendations, (iv) requesting the Proxy Advisory Firm to notify the Advisors if there is a change in the Proxy Advisory Firm’s material policies and procedures, particularly with respect to conflicts, or material business practices (e.g. entering or exiting new lines of business), and reviewing any such change, and (v) in case of an error made by the Proxy Advisory Firm, discussing the error with the Proxy Advisory Firm and determining whether appropriate corrective and preventive action is being taken.

Procedures for Voting Proxies

The Investment Committee at Dimensional is generally responsible for overseeing each Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee (the “Corporate Governance Committee” or the “Committee”) composed of certain officers, directors and other personnel of the Advisors and has delegated to its members authority to (i) oversee the voting of proxies and the Proxy Advisory Firms, (ii) make determinations as to how to instruct the vote on certain specific proxies, (iii) verify the on-going compliance with this Policy and (iv) review this Policy from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to these Procedures and may designate other personnel of each Advisor to instruct the vote on proxies on behalf of the Advisors’ clients, including all authorized traders of the Advisors (“Authorized Persons”). The Committee may modify this Policy from time to time to meet the goal of acting in a manner consistent with the best interests of the clients.

Generally, the Advisors analyze proxy statements on behalf of their clients and instruct the vote (or refrain from voting) proxies in accordance with this Policy and the Guidelines. Therefore, an Advisor generally will not instruct votes differently for different clients unless a client has expressly directed the Advisor to vote differently

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for such client’s account. In the case of separate accounts, where an Advisor has contractually agreed to follow a client’s individualized proxy voting guidelines, the Advisor will instruct such vote on the client’s proxies pursuant to the client’s guidelines.

Each Advisor seeks to vote (or refrain from voting) proxies for its clients in a manner that the Advisor determines is in the best interests of its clients and which seeks to maximize the value of the client’s investments. In some cases, the Advisor may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. The Advisor may determine that voting is not in the best interest of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisors’ belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if, based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a client’s investment and that it is in the client’s best interests to do so.

In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

Generally, the Advisors do not intend to engage in shareholder activism with respect to a pending vote. However, if an issuer’s management, shareholders or proxy solicitors contact the Advisors with respect to a pending vote, a member of the Committee may discuss the vote with such party and report to the full Committee.

International Proxy Voting

While the Advisors utilize the Policy and Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

With respect to non-U.S. companies, however, it is typically both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. The Advisors do not intend to vote proxies of non-U.S. companies if they determine that the expected costs of voting outweigh any anticipated economic benefit to the client of voting.1 The Advisors intend

[1]	As the SEC has stated, “There may even be times when refraining from voting a proxy is in the client’s best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client…For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person.” See Proxy Voting by Investment Advisers, Release No. IA-2106 (Jan. 31, 2003). Additionally, the Department of Labor has stated it “interprets ERISA§ 404(a)(1) to require the responsible plan fiduciary to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan’s participants and beneficiaries.” See Preamble to Department of Labor Interpretative Bulletin 94-2, 59 FR 38860 (July 29, 1994) 19,971, CCH, 22,485-23 to 22,485-24 (1994).

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to make their determination on whether to vote proxies of non-U.S. companies on a client by client basis, and generally seek to implement uniform voting procedures for all proxies of companies in each country. The Advisors periodically review voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect the Advisors’ decision of whether or not to vote. In the event an Advisor is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and that the expected benefits to the client of voting the proxies exceed the expected costs, the Advisor will seek to make every reasonable effort to vote such proxies.

Conflicts of Interest

Occasions may arise where an Authorized Person, the Committee, an Advisor, or an affiliated person of the Advisor may have a conflict of interest in connection with the proxy voting process. A conflict of interest may exist, for example, if an Advisor is actively soliciting investment advisory business from the company soliciting the proxy. However, proxies that the Advisors receive on behalf of their clients generally will be voted in accordance with the predetermined Guidelines. Therefore, proxies voted should not be affected by any conflicts of interest.

In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to the Guidelines (or in cases for which the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), and (ii) the Authorized Person believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the Committee. Such disclosure will describe the proposal to be voted upon and disclose any potential conflict of interest including but not limited to any potential personal conflict of interest (e.g., familial relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.

If the Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Guidelines (or in the case where the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value or (b) determine to abstain from voting, unless abstaining would be materially adverse to the Client’s interest. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Dimensional Investment Company in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the respective Board of Directors/Trustees of the Dimensional Investment Company.

Availability of Proxy Voting Information and Recordkeeping

Each Advisor will inform its clients on how to obtain information regarding the Advisor’s voting of its clients’ securities. The Advisor will provide its clients with a summary of its proxy voting guidelines, process and policies and will inform its clients of how they can obtain a copy of the complete Policy upon request. If the Advisor is registered under the Advisers Act, the Advisor will include such information described in the preceding two sentences in Part 2A of its Form ADV. The Advisor will also provide its existing clients with the above information.

Recordkeeping

The Advisors will also keep records of the following items: (i) their proxy voting guidelines, policies and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes they cast on

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behalf of clients, which may be maintained by a third party service provider if the service provider undertakes to provide copies of those records promptly upon request; (iv) records of written client requests for proxy voting information and the Advisors’ responses (whether a client’s request was oral or in writing); (v) any documents prepared by the Advisors that were material to making a decision how to vote, or that memorialized the basis for the decision; (vi) a record of any testing conducted on any Proxy Advisory Firm’s votes; and (vii) a copy of each version of the Proxy Advisory Firm’s policies and procedures provided to the Advisors. The Advisors will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was made on such records. For the first two years, each Advisor will store such records at one of its principal offices.

Disclosure

Dimensional shall disclose in the statements of additional information of the Dimensional Investment Companies a summary of procedures which Dimensional uses to determine how to vote proxies relating to portfolio securities of the Dimensional Investment Companies. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and Dimensional, DFA Securities LLC (“DFAS”) or an affiliate of Dimensional or DFAS.

The semi-annual reports of the Dimensional Investment Companies shall indicate that the procedures are available: (i) by calling Dimensional collect; or (ii) on the SEC’s website. If a request for the procedures is received, the requested description must be sent within three business days by a prompt method of delivery.

Dimensional, on behalf of each Dimensional Investment Company it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.

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EXHIBIT A

PROXY VOTING GUIDELINES

APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2016

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”), and may in certain circumstances purchase research from other third parties as well.

Specifically, if available, the Advisor may obtain research from Glass Lewis or other third parties in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. Except as otherwise provided herein or in the Policy, if the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the Corporate Governance Committee’s (or it’s designee’s) determination considering the principle of preserving shareholder value. Irrespective of whether the recommendations contained in the research reports from ISS and Glass Lewis are the same or inconsistent, the Corporate Governance Committee (or its designees) will vote on proxies relating to mergers and acquisitions, say-on-pay, or election of directors of companies that have a poison pill as the Corporate Governance Committee (or its designees) determines, considering the principle of preserving shareholder value; provided, however, that if a conflict of interest or potential conflict of interest exists, the matter shall be brought before the Corporate Governance Committee for consideration as provided for in the Policy.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Generally vote for director nominees, except under the following circumstances:

1.	Accountability

Vote AGAINST2 or WITHHOLD from the entire board of directors (except new nominees3, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A dual-class capital structure; and/or

•	A non-shareholder-approved poison pill.

[2]	In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
[3]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Poison Pills4:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill‘s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

[4]	The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has (i) adopted a poison pill for any purpose other than protecting such other company’s net operating losses, or (ii) failed to eliminate a poison pill following a proxy contest in which a majority of directors were replaced.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and (potentially the full board) if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12.	The company maintains significant problematic pay practices;

1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.17.	Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:

•	Classified the board;

•	Adopted supermajority vote requirements to amend the bylaws or charter; or

•	Eliminated shareholders’ ability to amend bylaws.

1.18.	For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, considering the following factors:

The level of impairment of shareholders’ rights caused by the provision;

•	The disclosed rationale for adopting the provision;

•

The ability to change the governance structure in the future (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and,

•	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.

Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote case-by-case on director nominees in subsequent years.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.19.	Material failures of governance, stewardship, risk oversight[5], or fiduciary responsibilities at the company;

1.20.	Failure to replace management as appropriate; or

1.21.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Responsiveness

Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors (as appropriate) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

[5]	Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or Vote

2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

3.	Composition

Attendance at Board and Committee Meetings:

3.1.	Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE6) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.	If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

[6]	For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

3.3.	Sit on more than six public company boards[7]; or

3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[8].

4.	Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

Independent Chair (Separate Chair/CEO)

Generally vote with management on shareholder proposals requiring that the chairman’s position be filled by an independent director.

Proxy Access9

Generally vote for management and shareholder proposals for proxy access with the following provisions:

Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

[7]	Dimensional may screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.
[8]	Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.
[9]	Dimensional generally does not consider the duration of required ownership in evaluating proxy access.

Proxy Contests—Voting for Director Nominees in Contested Elections10

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management; likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access vote CASE-BY-CASE considering the same factors listed above – or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Shareholder Rights & Defenses11

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)12

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

Vote case-by-case on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections

Generally vote AGAINST bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

[10]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
[11]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
[12]	The Advisor may vote AGAINST or WITHHOLD from an individual director if the director has adopted a fee-shifting bylaw provision without a shareholder vote.

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under Unilateral Bylaw/Charter Amendments.

Poison Pills—Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills—Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[13] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

CAPITAL/RESTRUCTURING14

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

[13]	“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.
[14]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Apply the relevant allowable increase below in determining vote on requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.

B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.

C.	Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that is receiving a FOR vote, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes for the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

•

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

•	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process—Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION15

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

[15]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•

There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

In casting a vote on executive compensation proposals, the Advisor may leverage the ISS pay-for-performance analysis. With respect to companies in the Russell 3000 or Russell 3000E indices, this analysis considers the following:

1.	Peer Group[16] Alignment:

[16]	The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company’s selected peers’ GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company’s.

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median.

2.	Absolute Alignment—the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years—i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests, may be considered

•	The ratio of performance- to time-based equity awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

•	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•	CIC payments with excise tax gross-ups (including “modified” gross-ups).

•	Insufficient executive compensation disclosure by externally- managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible.

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans17

Vote case-by-case on certain equity-based compensation plans18 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “equity plan scorecard” (EPSC) approach with three pillars:

[17]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
[18]	Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

Plan Features:

•	Automatic single-triggered award vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan.

Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it—for NYSE and Nasdaq listed companies—or by not prohibiting it when the company has a history of repricing—for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

Social/Environmental Issues

Global Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote for resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;

•	Whether company disclosure lags behind industry peers;

•	The company’s actual GHG emissions performance;

•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant market proxy voting guidelines.

Political Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving political issues. When evaluating political shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

APPENDIX

INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES19

Effective for Meetings on or after February 1, 2016

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis and Ownership Matters in addition to Institutional Shareholder Services, Inc. (“ISS”) and may in certain circumstances purchase research from other third parties as well.

Specifically, if available, the Advisor may obtain research from Glass Lewis or other third parties in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted. The Advisor may purchase research from Ownership Matters with respect to the proxies of certain large Australian Companies.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. Except as otherwise provided herein or in the Policy, if the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the Corporate Governance Committee’s (or its designee’s) determination considering the principle of preserving shareholder value. Irrespective of whether the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Corporate Governance Committee (or its designees) will vote on proxies relating to mergers and acquisitions, say-on-pay or election of directors of companies that have a poison pill as the Committee (or its designees) determines, considering the principle of preserving shareholder value; provided, however, that if a conflict of interest or potential conflict of interest exists, the matter shall be brought before the Corporate Governance Committee for consideration as provided for in the Policy.

1. General Policies

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR proposals to ratify auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

[19]	This is a summary of the majority of International Markets, however, certain countries and/or markets have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS

Non-Contested Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote AGAINST the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is written and therefore no research is provided on the nominee.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.20

Classification of Directors—International Policy

  Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

  Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

[20]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current or former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:

•	9 years (from the date of election) in the United Kingdom and Ireland;

•	12 years in European markets;

•	7 years in Russia.

  Independent NED

•	Not classified as non-independent (see above);

•	No material[4] connection, either directly or indirectly, to the company other than a board seat.

  Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

  Footnotes:

[1] “Relative” follows the SEV’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[4] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections21

For shareholder nominees, the persuasive burden is on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed.

When analyzing a contested election of directors, Dimensional will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

Voting on Directors for Egregious Actions

Under extraordinary circumstances, vote AGAINST or WITHOLD from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.[22]

Discharge of Board and Management

Vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties warranted on a CASE-BY-CASE basis by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions

[21]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
[22]	The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has adopted a poison pill for any purpose other than protecting such other company’s net operating losses.

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR routine proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE23

Share Issuance Requests

General Issuances

Vote FOR issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Vote FOR issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

[23]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

•	Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”); and

•	Duration does not exceed 18 months.

Vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Share repurchase plans in excess of 10 percent volume in exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring), will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION24

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis consistent with the following principles:

•	Provide shareholders with clear, comprehensive compensation disclosures;

•	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;

•	Avoid arrangements that risk “pay for failure;”

•	Maintain an independent and effective compensation committee;

•	Avoid inappropriate pay to non-executive directors.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

[24]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? The Advisor places emphasis on the offer premium, market reaction, and strategic rationale.

•

Market reaction—How has the market responded to the proposed deal? Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders or have special interests influenced directors and officers to support or recommend the merger?

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote for resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;

•	Whether company disclosure lags behind industry peers;

•	The company’s actual GHG emissions performance;

•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Country of Incorporation vs. Country of Listing-Application of Policy

In general, country of incorporation will be the basis for policy application. US policies will be applied to the extent possible at issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers, will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to the US Proxy Voting Guidelines.

All other voting items will be evaluated using the International Proxy Voting Guidelines.

Foreign private issuers (“FPIs”) are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

Eaton Vance Management

EATON VANCE MANAGEMENT

BOSTON MANAGEMENT AND RESEARCH

EATON VANCE INVESTMENT COUNSEL

EATON VANCE TRUST COMPANY

EATON VANCE MANAGEMENT (INTERNATIONAL) LIMITED

PROXY VOTING POLICIES AND PROCEDURES

I.	Introduction

Eaton Vance Management, Boston Management and Research, Eaton Vance Investment Counsel, Eaton Vance Management (International) Limited and Eaton Vance Trust Company (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and, to the extent applicable, Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser has established guidelines (“Guidelines”) as described below and generally will utilize such Guidelines in voting proxies on behalf of its clients. The Guidelines are largely based on those developed by the Agent (defined below) but also reflect input from the Global Proxy Group (defined below) and other Adviser investment professionals and are believed to be consistent with the views of the Adviser on the various types of proxy proposals. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders. The Guidelines provide a framework for analysis and decision making but do not address all potential issues.

Except as noted below, each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with the Guidelines in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Where applicable, proxies will be voted in accordance with client-specific guidelines or, in the case of an Eaton Vance Fund that is sub-advised, pursuant to the sub-adviser’s proxy voting policies and procedures. Although an Adviser retains the services of the Agent for research and voting recommendations, the Adviser remains responsible for proxy voting decisions.

Roles and Responsibilities

A.	Proxy Administrator

The Proxy Administrator and/or her designee coordinate the consideration of proxies referred back to the Adviser by the Agent, and otherwise administers these Procedures. In the Proxy Administrator’s absence, another employee of the Adviser may perform the Proxy Administrator’s responsibilities as deemed appropriate by the Global Proxy Group. The Proxy Administrator also may designate another employee to perform certain of the Proxy Administrator’s duties hereunder, subject to the oversight of the Proxy Administrator.

B.	Agent

The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. Each Adviser shall instruct the custodian for its clients to deliver proxy ballots and related materials to the Agent. The Agent shall vote and/or refer all proxies in accordance with the Guidelines. The Agent shall retain a record of all proxy votes handled by the Agent. With respect to each Eaton Vance Fund memorialized therein, such record must reflect all of the information required to be disclosed in the Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940, to the extent applicable. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified. The Advisers are responsible for the ongoing oversight of the Agent as contemplated by SEC Staff Legal Bulletin No. 20 (June 30, 2014). Such oversight currently may include one or more of the following:

•	periodic review of Agent’s proxy voting platform and reporting capabilities (including recordkeeping);

•	periodic review of a sample of ballots for accuracy and correct application of the Guidelines;

•	periodic meetings with Agent’s client services team;

•	periodic in-person and/or web-based due diligence meetings;

•	receipt and review of annual certifications received from the Agent; and/or

•	annual review of due diligence materials provided by the Agent, including review of procedures and practices regarding potential conflicts of interests.

C.	Global Proxy Group

The Adviser shall establish a Global Proxy Group which is responsible for establishing the Guidelines (described below) and reviewing such Guidelines at least annually. The Global Proxy Group shall also review recommendations to vote proxies in a manner that is contrary to the Guidelines and when the proxy relates to a conflicted company of the Adviser or the Agent as described below.

The members of the Global Proxy Group shall include the Chief Equity Investment Officer of Eaton Vance Management (“EVM”) and selected members of the Equity Departments of EVM and Eaton Vance Management (International) Limited (“EVMI”) and EVM’s Global Income Department. The Proxy Administrator is not a voting member of the Global Proxy Group. Members of the Global Proxy Group may be changed from time to time at the Advisers’ discretion. Matters that require the approval of the Global Proxy Group may be acted upon by its member(s) available to consider the matter.

Proxy Voting

A.	The Guidelines

The Global Proxy Group shall establish recommendations for the manner in which proxy proposals shall be voted (the “Guidelines”). The Guidelines shall identify when ballots for specific types of proxy proposals shall be voted1 or referred to the Adviser. The Guidelines shall address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and other proposals affecting shareholder rights. In determining the Guidelines, the Global Proxy Group considers the recommendations of the Agent as well as input from the Advisers’ portfolio managers and analysts and/or other internally developed or third party research.

The Global Proxy Group shall review the Guidelines at least annually and, in connection with proxies to be voted on behalf of the Eaton Vance Funds, the Adviser will submit amendments to the Guidelines to the Fund Boards each year for approval.

With respect to the types of proxy proposals listed below, the Guidelines will generally provide as follows:

1.	Proposals Regarding Mergers and Corporate Restructurings/Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator and/or her designee for all proposals relating to Mergers and Corporate Restructurings.

2.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

3.	Proposals Regarding Proxy Contests

The Agent shall be directed to refer contested proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator and/or her designee.

4.	Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

Interpretation and application of the Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer or the Adviser may be or become subject. The Guidelines generally relate to the types of proposals that are most frequently presented in proxy statements to shareholders. In certain circumstances, an Adviser may determine to vote contrary to the Guidelines subject to the voting procedures set forth below.

B.	Voting Procedures

Except as noted in Section V below, the Proxy Administrator and/or her designee shall instruct the Agent to vote proxies as follows:

1.	Vote in Accordance with Guidelines

If the Guidelines prescribe the manner in which the proxy is to be voted, the Agent shall vote in accordance with the Guidelines, which for certain types of proposals, are recommendations of the Agent made on a case-by-case basis.

[1]	The Guidelines will prescribe how a proposal shall be voted or provide factors to be considered on a case-by-case basis by the Agent in recommending a vote pursuant to the Guidelines.

2.	Seek Guidance for a Referred Item or a Proposal for which there is No Guideline

If (i) the Guidelines state that the proxy shall be referred to the Adviser to determine the manner in which it should be voted or (ii) a proxy is received for a proposal for which there is no Guideline, the Proxy Administrator and/or her designee shall consult with the analyst(s) covering the company subject to the proxy proposal and shall instruct the Agent to vote in accordance with the determination of the analyst. The Proxy Administrator and/or her designee will maintain a record of all proxy proposals that are referred by the Agent, as well as all applicable recommendations, analysis and research received and the resolution of the matter. Where more than one analyst covers a particular company and the recommendations of such analysts for voting a proposal subject to this Section IV.B.2 conflict, the Global Proxy Group shall review such recommendations and any other available information related to the proposal and determine the manner in which it should be voted, which may result in different recommendations for clients (including Funds).

3.	Votes Contrary to the Guidelines or Where Agent is Conflicted

In the event an analyst with respect to companies within his or her coverage area may recommend a vote contrary to the Guidelines, the Proxy Administrator and/or her designee will provide the Global Proxy Group with the Agent’s recommendation for the proposal along with any other relevant materials, including a description of the basis for the analyst’s recommendation via email and the Proxy Administrator and/or designee will then instruct the Agent to vote the proxy in the manner determined by the Global Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast on behalf of the Eaton Vance Funds contrary to the Guidelines, and shall do so quarterly. A similar process will be followed if the Agent has a conflict of interest with respect to a proxy as described in Section VI.B.

4.	Do Not Cast a Vote

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast. In addition, the Advisers may determine not to vote (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant (e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence); (ii) if the cost of voting a proxy outweighs the benefits (e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security); or (iii) in markets in which shareholders’ rights are limited, and the Adviser is unable to timely access ballots or other proxy information. Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

C.	Securities on Loan

When a fund client participates in the lending of its securities and the securities are on loan at the record date for a shareholder meeting, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the Adviser will make reasonable efforts to terminate the loan in time to be able to cast such vote or exercise such consent. The Adviser shall instruct the fund’s security lending agent to refrain from lending the full position of any security held by a fund to ensure that the Adviser receives notice of proxy proposals impacting the loaned security.

V.	Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

•	A copy of the Advisers’ proxy voting policies and procedures;

•	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;

•	A record of each vote cast;

•	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

•	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

Notwithstanding anything contained in this Section V, Eaton Vance Trust Company shall maintain records relating to the proxies it votes on behalf of its clients in accordance with laws and regulations applicable to it and its activities. In addition, EVMI shall maintain records relating to the proxies it votes on behalf of its clients in accordance with UK law.

VI.	Assessment of Agent and Identification and Resolution of Conflicts with Clients

A.	Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

B.	Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

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Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

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The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Global Proxy Group.

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If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Global Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

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If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines, the Global Proxy Group will then determine if a material conflict of interest exists between the relevant Adviser and its clients (in consultation with the Legal and Compliance Department if needed). If the Global Proxy Group determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

•	The client, in the case of an individual, corporate, institutional or benefit plan client;

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In the case of a Fund, its board of directors, any committee, sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or

•	The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Global Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Global Proxy Group.

Adopted June 6, 2003

As Revised January 20, 2005

As Revised August 8, 2005

As Revised February 1, 2006

As Revised August 10, 2009

As Revised March 14, 2014

As revised April 17, 2015

As revised August 10, 2015

As revised October 26, 2015

As revised April 26, 2016

FIAM LLC

FIAM Proxy Voting Guidelines

January 2016

I.	General Principles

A.	Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other FIAM or Fidelity companies’ relationship, business or otherwise, with that portfolio company. In evaluating proposals, FIAM considers information from a number of sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms, and uses all this information as an input within the larger mix of information to which the Guidelines are applied.

B.	FMR Investment Proxy Research votes proxies on behalf of FIAM’s clients. Execution of FIAM Proxy Votes is delegated to FMR Investment Proxy Research. Like other Fidelity employees, FMR Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of FIAM’s clients, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, FMR Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity’s corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or FIAM employee is acting solely on the best interests of FIAM, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of FIAM and its customers.

C.	Except as set forth herein, FIAM will generally vote in favor of routine management proposals.

D.	Non-routine proposals will generally be voted in accordance with the Guidelines.

E.	Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate analyst or portfolio manager, as applicable, subject to review by an attorney within FMR’s General Counsel’s office, FMR’s Head of Fiduciary Oversight and Board Support, and a member of senior management within FMR Investment Proxy Research.

F.	FIAM will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal’s likelihood to enhance the long-term economic returns or profitability of the portfolio company or to maximize long-term shareholder value. Where information is not readily available to analyze the long-term economic impact of the proposal, FIAM will generally abstain.

G.	Many FIAM accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FIAM will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H.	In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, FIAM will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FIAM will generally not vote proxies in order to safeguard fund holdings information.

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I.	Where a management-sponsored proposal is inconsistent with the Guidelines, FIAM may receive a company’s commitment to modify the proposal or its practice to conform to the Guidelines, and FIAM will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FIAM will generally withhold authority for the election of directors at the next election.

II.	Definitions (as used in this document)

A.	Anti-Takeover Provision - includes fair price amendments; classified boards; “blank check” preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B.	Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C.	Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D.	Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E.	Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer’s ownership and value in the event of a take-over.

F.	Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

G.	Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

H.	Micro-Capitalization Company - a company with market capitalization under US $300 million.

I.	Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III.	Directors

A.	Election of Directors

FIAM will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FIAM will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.	An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FIAM will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.	The Poison Pill includes a Sunset Provision of less than five years;

b.	The Poison Pill includes a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill;

c.	The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

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d.	Shareholder approval is required to reinstate the Poison Pill upon expiration.

FIAM will also consider not withholding authority on the election of directors when:

e.	FIAM determines that the Poison Pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value; or

f.	One or more of the conditions a. through d. above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FIAM will withhold authority on the election of directors.

2.	The company refuses, upon request by FIAM, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities.

3.	Within the last year and without shareholder approval, a company’s board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4.	Within the last year and without shareholder approval, a company’s board of directors or compensation committee has adopted or extended a Golden Parachute.

5.	The company has not adequately addressed concerns communicated by FIAM in the process of discussing executive compensation.

6.	To gain FIAM’ support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

7.	The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company’s prior fiscal year, absent extenuating circumstances.

8.	The board is not composed of a majority of independent directors.

B.	Contested Director Election

FIAM believes that strong management creates long-term shareholder value and we generally support management of companies in which the funds’ assets are invested. FIAM will vote on a case-by-case basis in contested director elections, taking into account factors such as management’s track record and strategic plan for enhancing shareholder value; the long-term performance of the target company compared to its industry peers; the qualifications of the shareholder’s and management’s nominees; and other factors. Ultimately, FIAM will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long term.

C.	Indemnification

FIAM will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FIAM is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

D.	Independent Chairperson

FIAM will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FIAM will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

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E.	Majority Director Elections

FIAM will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FIAM may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

F.	Proxy Access

FIAM will generally vote against management and shareholder proposals to adopt proxy access.

IV.	Compensation

A.	Executive Compensation

1.	Advisory votes on executive compensation

a.	FIAM will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account:

(i)	The actions taken by the board or compensation committee in the previous year, including whether the company repriced or exchanged outstanding stock options without shareholder approval; adopted or extended a Golden Parachute without shareholder approval; or adequately addressed concerns communicated by FIAM in the process of discussing executive compensation;

(ii)	The alignment of executive compensation and company performance relative to peers; and

(iii)	The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

b.	FIAM will generally vote against proposals to ratify Golden Parachutes.

2.	Frequency of advisory vote on executive compensation

FIAM will generally support annual advisory votes on executive compensation.

B.	Equity award plans (including stock options, restricted stock awards, and other stock awards).

FIAM will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.	(a) The company’s average three year burn rate is greater than 1.5 % for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FIAM to conclude that the burn rate is acceptable.

2.	In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan’s terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

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3.	The plan includes an Evergreen Provision.

4.	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C.	Equity Exchanges and Repricing

FIAM will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.	Whether the proposal excludes senior management and directors;

2.	Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.	The company’s relative performance compared to other companies within the relevant industry or industries;

4.	Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.	Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D.	Employee Stock Purchase Plans

FIAM will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock’s fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company’s equity. In the case of non-U.S. company stock purchase plans, FIAM may permit a lower minimum stock purchase price equal to the prevailing “best practices” in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock’s fair market value.

E.	Employee Stock Ownership Plans (ESOPs)

FIAM will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FIAM may examine the company’s state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FIAM may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FIAM will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F.	Bonus Plans and Tax Deductibility Proposals

FIAM will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.	Anti-Takeover Provisions

FIAM will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A.	The Poison Pill either:

1.	includes the following features:

a.	A Sunset Provision of no greater than five years;

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b.	Linked to a business strategy that is expected to result in greater value for the shareholders;

c.	Requires shareholder approval to be reinstated upon expiration or if amended;

d.	Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill; and

e.	Allows Fidelity to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities; or

2.	Has been narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

B.	It is an Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C.	It is a fair price amendment that considers a two-year price history or less.

FIAM will generally vote in favor of a proposal to eliminate an Anti-Takeover Provision unless:

D.	In the case of shareholder proposals regarding shareholders’ right to call special meetings, FIAM generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

E.	In the case of proposals regarding shareholders’ right to act by written consent, FIAM will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

F.	In the case of proposals regarding supermajority provisions, FIAM may vote to support such a provision when FIAM determines that it may protect minority shareholder interests due to the presence of a substantial or dominant shareholder.

VI.	Capital Structure / Incorporation

A.	Increases in Common Stock

FIAM will generally vote against a provision to increase a company’s common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.	Reverse Stock Splits

FIAM will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C.	Multi-Class Share Structures

FIAM will generally vote in favor of proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and will generally vote against proposals to introduce or increase classes of stock with differential voting rights. However, FIAM will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

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D.	Cumulative Voting Rights

FIAM will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E.	Acquisition or Business Combination Statutes

FIAM will generally vote in favor of proposed amendments to a company’s certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F.	Incorporation or Reincorporation in Another State or Country

FIAM will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company’s current and proposed governing documents. FIAM will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII.	Shares of Investment Companies

A.	If applicable, when a FIAM account invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FIAM will vote in the same proportion as all other voting shareholders of such underlying fund or class (“echo voting”). FIAM may choose not to vote if “echo voting” is not operationally feasible.

B.	Certain FIAM accounts may invest in shares of underlying Fidelity Funds that do not have public shareholders. For Fidelity Funds without public shareholders that are managed by FMR or an affiliate. FIAM will generally vote in favor of proposals recommended by the underlying funds’ Board of Trustees.

VIII.	Other

A.	Voting Process

FIAM will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.	Regulated Industries

Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry’s regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no client or group of clients has acquired control of such organization.

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Franklin Advisers, Inc.

RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisers, Inc. (hereinafter the “Investment Manager”) has delegated its administrative duties with respect to voting proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Manager) that has either delegated proxy voting administrative responsibility to the Investment Manager or has asked for information and/or recommendations on the issues to be voted.

The Proxy Group will process proxy votes on behalf of, and the Investment Manager votes proxies solely in the best interests of, separate account clients, the Investment Manager-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à. r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Manager or (ii) the documents otherwise expressly prohibit the Investment Manager from voting proxies. The Investment Manager recognizes that the exercise of voting rights on securities held by ERISA plans for which the Investment Manager has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence. The Investment Manager will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Manager.

The Investment Manager has adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that it believes are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with its fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Manager’s Proxy Voting Policies and Procedures are substantially similar to those of its affiliated investment managers. The Investment Manager may also delegate proxy voting responsibility to a Non-Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged an unaffiliated Subadviser to manage all or a portion of the assets).

*	Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

HOW THE INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon the Investment Manager’s instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Manager subscribes to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Also, the Investment Manager has a supplemental subscription to Egan-Jones Proxy Services (“Egan-Jones”), an unaffiliated third party proxy advisory firm, to receive analyses and vote recommendations. Although analyses provided by ISS, Glass Lewis, Egan-Jones, and/or another independent third party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Manager does not consider recommendations from a Proxy Service or any third party to be determinative of the Investment Manager’s ultimate decision. Rather, the Investment Manager exercises its independent judgment in making voting decisions (except as discussed below in the section entitled “Circumstances Where the Investment Manager May Generally Rely on the Recommendations of a Proxy Service”). As a matter of policy, the officers, directors and employees of the Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. For most proxy proposals, the Investment Manager’s evaluation should result in the same position being taken for all Advisory Clients. In some cases, however, the evaluation may result in an individual Advisory Client voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio and other factors.

Circumstances Where the Investment Manager May Generally Rely on the Recommendations of a Proxy Service

The Franklin LibertyQ exchange traded funds (“ETFs”) of the Franklin Templeton ETF Trust, seek to track a particular securities index. As a result, each Franklin LibertyQ ETF may hold the securities of hundreds of issuers. Because the primary criteria for determining whether a security should be included (or continued to be included) in a Franklin LibertyQ ETF’s investment portfolio is whether such security is a representative component of the securities index that the Franklin LibertyQ ETF is seeking to track, the ETFs do not require the same level of fundamental security research and analyst coverage that an actively-managed portfolio would require. Accordingly, in light of the high number of positions held by a Franklin LibertyQ ETF and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review the ISS and Glass Lewis Proxy Voting Guidelines and determine to instruct the Proxy Group to generally vote proxies consistent with the recommendations of ISS or Glass Lewis rather than analyze each individual proxy vote. Permitting the Investment Manager of the Franklin LibertyQ ETFs to defer its judgment for voting on a proxy to the recommendations of ISS or Glass Lewis may result in a proxy related to the securities of a particular issuer held by a Franklin LibertyQ ETF being voted differently from the same proxy that is voted on by other funds managed by the Investment Manager.

The Investment Manager, however, will retain the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of a Franklin LibertyQ ETF and its shareholders.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client[1] of the Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of the Investment Manager or its affiliates;[2]

3.	The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by the Investment Manager or its affiliates (e.g., a broker, dealer or bank);[3]

4.	The issuer is a significant executing broker dealer;[4]

5.	An Access Person[5] of the Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.	A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member[6] of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products that are offered to the public as a direct investment.

Nonetheless, even though a potential conflict of interest may exist: (1) the Investment Manager may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Manager; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

[1]	For purposes of this section, a “client” does not include underlying investors in a collective investment trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by the Investment Manager or its affiliates will be considered a “client.”
[2]	The top 50 vendors will be considered to present a potential conflict of interest.
[3]	The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.
[4]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions) will be considered to present a potential conflict of interest.
[5]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.
[6]	The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Manager and affiliated Investment Managers in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including the Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Manager also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from a Proxy Service relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton U.S. registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

In addition, with respect to an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), in accordance with Luxembourg law, if one sub-fund (the “Acquirer”) has invested in another sub-fund of the SICAV (the “Target”), then the voting rights attached to the shares of the Target will be suspended for voting purposes as long as they are held by the Acquirer. Similarly, in accordance with Canadian law, Canadian mutual funds that are invested in another proprietary mutual fund are prohibited from voting the units of the underlying fund.

Weight Given Management Recommendations

One of the primary factors the Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that the Investment Manager considers in determining how proxies should be voted. However, the Investment Manager does not consider recommendations from management to be determinative of the Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and the Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Engagement with Issuers

The Investment Manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in (i) situations identified as presenting material conflicts of interest and (ii) the section entitled “Circumstances Where the Investment Manager May Generally Rely on the Recommendations of a Proxy Service,” the Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

The Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, the Investment Manager reviews all proposals, even those that may be considered to be routine matters (except as noted above in the section entitled “Circumstances Where Investment Manager May Generally Rely on the Recommendations of a Proxy Service”). Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis. The Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the best interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can the Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and the Investment Manager devotes significant time and resources to monitor these changes.

THE INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

The Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of the Investment Manager’s organization, including portfolio management, legal counsel, and the Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered investment companies will approve the proxy voting policies and procedures annually.

The following guidelines reflect what the Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. The Investment Manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The Investment Manager supports boards with strong risk management oversight. The Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. The Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

In the event of a contested election, the Investment Manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.

Ratification of Auditors: The Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, The Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. The Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors. The Investment Manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.

Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The Investment Manager believes that executive compensation should be directly linked to the performance of the company. The Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. The Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. The Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the Investment Manager will generally oppose “golden parachutes” that are considered excessive. The Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

The Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: The Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, the Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. The Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. The Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. The Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, the Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The Investment Manager usually supports “fair price” provisions and confidential voting. The Investment Manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.

Changes to Capital Structure: The Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The Investment Manager will generally not vote in favor of dual- class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental and Social Issues: The Investment Manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies” describes the Investment Manager’s approach to consideration of environmental, social and governance issues within the Investment Manager’s processes and ownership practices.

In the Investment Manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the Investment Manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the Investment Manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues. The Investment Manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

The Investment Manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the Investment Manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.

Governance Matters: The Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, the Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

Proxy Access: In cases where the Investment Manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the Investment Manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.

Global Corporate Governance: The Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to the Investment Manager’s proxy voting decisions for international investments. However, the Investment Manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, the Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vii) a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the Investment Manager’s intended vote is not correctly submitted; (ix) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

In some non U.S. jurisdictions, even if the Investment Manager uses reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Manager’s votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

The Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The Investment Manager will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that the Investment Manager or its affiliates has learned of such a vote.

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

The Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, the Investment Manager may vote against the item as no information has been provided prior to the meeting in order to make an informed decision. The Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where the Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

If several issues are bundled together in a single voting item, the Investment Manager will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

The following describes the standard procedures that are to be followed with respect to carrying out the Investment Manager’s proxy policy:

1.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority in writing to the Investment Manager. The Proxy Group will periodically review and update this list. If the agreement with an Advisory Client permits the Advisory Client to provide instructions to the Investment Manager regarding how to vote the client’s shares, the Investment Manager will make a best-efforts attempt to vote per the Advisory Client’s instructions.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

3.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from a Proxy Service, or other information. The Proxy Group will then forward this information to the appropriate research analyst for review and voting instructions.

4.	In determining how to vote, the Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations of a Proxy Service.

5.	The Proxy Group is responsible for maintaining the documentation that supports the Investment Manager’s voting decision. Such documentation may include, but is not limited to, any information provided by a Proxy Service and, with respect to an issuer that presents a potential conflict of interest, any board or audit committee memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel; however, the relevant research analyst may, but is not required to, maintain additional documentation that was used or created as part of the analysis to reach a voting decision, such as certain financial statements of an issuer, press releases, or notes from discussions with an issuer’s management.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Proxy Group will make every effort to submit the Investment Manager’s vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis; the Proxy Group does not have authority to file Powers of Attorney on behalf of other Advisory Clients. On occasion, the Investment Manager may wish to attend and vote at a shareholder meeting in person. In such cases, the Proxy Group will use its best efforts to facilitate the attendance of the designated Franklin Templeton employee by coordinating with the relevant custodian bank.

9.	The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.	If the Franklin Templeton Services, LLC Global Trade Services learns of a vote that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify the Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the lending agent in an effort to retrieve the security. If so requested by the Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that the Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities. Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue. Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients, or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11.	The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group may instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.

12.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary U.S. registered investment companies, disclose that each fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

13.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary U.S. registered investment companies is made in such clients’ disclosure documents.

14.	The Proxy Group is subject to periodic review by Internal Audit, compliance groups, and external auditors.

15.	The Investment Manager will review the guidelines of each Proxy Service, with special emphasis on the factors they use with respect to proxy voting recommendations.

16.	The Proxy Group will update the proxy voting policies and procedures as necessary for review and approval by legal, compliance, investment officers, and/or other relevant staff.

17.	The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjunction with the compliance department, will conduct periodic due diligence reviews of each Proxy Service via on-site visits or by written questionnaires. As part of the periodic due diligence process, the Investment Manager assesses the adequacy and quality of each Proxy Service’s staffing and personnel to ensure each Proxy Service has the capacity and competency to adequately analyze proxy issues and the ability to make proxy voting recommendations based on material accurate information. In the event the Investment Manager discovers an error in the research or voting recommendations provided by a Proxy Service, it will take reasonable steps to investigate the error and seek to determine whether the Proxy Service is taking reasonable steps to reduce similar errors in the future. In addition, the Investment Manager assesses the robustness of Proxy Service’s policies regarding (1) ensuring proxy voting recommendations are based on current and accurate information, and (2) identifying and addressing any conflicts of interest. To the extent enhanced disclosure of conflicts is required of Proxy Services, the Proxy Group will seek to ensure that each Proxy Service complies with such disclosure obligations and review the conflicts disclosed. The Investment Manager also considers the independence of each Proxy Service on an on-going basis.

18.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

19.	At least annually, the Proxy Group will verify that:

a.	A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;

b.	A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

c.	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and

d.	Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, each written client request for proxy voting policies/records and the Investment Manager’s written response to any client request for such records, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this recordkeeping function. All records will be retained in either hard copy or electronic format for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. The Investment Manager does not disclose to third parties (other than ISS) the proxy voting records of its Advisory Clients, except to the extent such disclosure is required by applicable law or regulation or court order. Advisory Clients may review the Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review the web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such U.S. registered investment company voting records with the SEC.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Manager for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Manager, the Proxy Group will take no action on the event. The Investment Manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

The Proxy Group will monitor such meetings involving fixed income securities for conflicts of interest in accordance with these procedures for fixed income securities. If a fixed income issuer is flagged as a potential conflict of interest, the Investment Manager may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Manager will report such decisions on an annual basis to Advisory Clients as may be required.

Frontier Capital Management Company, LLC

FRONTIER CAPITAL MANAGEMENT COMPANY, LLC

PROXY VOTING STATEMENT AND GUIDELINES

As an investment adviser and fiduciary of client assets, Frontier utilizes proxy voting policies and procedures intended to pursue its clients’ best interest by protecting the value of clients’ investments. Frontier recognizes that proxies have an economic value. In voting proxies, we seek to both maximize the long-term value of our clients’ assets and to cast votes that we believe to be fair and in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets. These written proxy policies and procedures are designed to reasonably ensure that Frontier votes proxies in the best interest of clients for whom Frontier has voting authority.

Arrangements with Outside Firms

Frontier has contracted with a third party vendor (the “proxy vendor”) to provide vote recommendations according to a set of pre-determined proxy voting policy guidelines. Frontier has also contracted with the proxy vendor to act as agent for the proxy voting process and to maintain records on proxy voting for our clients. The vendor has represented to Frontier that it uses its best efforts to ensure that its proxy voting recommendations are in accordance with these policies as well as relevant requirements of the ERISA and the U.S. Department of Labor’s interpretations thereof.

There may be occasional circumstances in which Frontier exercises its voting discretion. Frontier’s action in these cases is described in the Conflicts of Interest section of these policies and procedures.

Proxy Voting Committee

Frontier has a Proxy Voting Committee that is responsible for deciding what is in the best interest of clients when determining how proxies are voted. The Committee meets at least annually to review and re-approve the vendor’s proxy voting policies as well as Frontier’s own policies if it determines that they continue to be reasonably designed to be in the best interest of Frontier’s clients. Any changes to the vendor’s voting guidelines must be reviewed, approved and adopted by the Committee before they will become effective for Frontier.

Account Set-Up

Except where the contract is silent, each client will designate in its investment management contract whether it would like to retain proxy voting authority or delegate that authority to Frontier. If a client contract is silent on whether the client delegates proxy voting authority to Frontier, Frontier will be implied to have proxy voting authority.

Account Update

On a periodic basis, the agent for the proxy voting process will provide Frontier with a list of Frontier clients for which the agent is voting. This is designed to ensure that the agent is voting for all clients for whom Frontier retains voting authority. In that regard, Frontier will conduct a periodic reconciliation between its and the agent’s records.

Conflicts of Interest

As noted, Frontier has adopted the proxy vendor’s proxy voting guidelines. The adoption of these proxy voting guidelines provides pre-determined policies for voting proxies and is thus designed to remove conflicts of interest. Examples of such conflicts are when we vote a proxy solicited by an issuer who is a client of ours or with whom we have another business or personal relationship that may affect how we vote on the issuer’s proxy. The intent of this policy is to remove any discretion that Frontier may have to interpret how to vote proxies in cases where Frontier has a material conflict of interest or the appearance of a material conflict of interest.

Although under normal circumstances Frontier is not expected to exercise its voting discretion or to override the vendor, the Proxy Voting Committee will monitor any situation where Frontier wishes to exercise its discretion. In these situations, the Proxy Voting Committee, or an employee delegated by the Committee, will consider whether Frontier has a material conflict of interest. If the Committee determines that a material conflict exists, Frontier will vote the proxy using either of the following two methods: (a) we will follow the recommendations of the proxy vendor; or (b) we will not take into consideration the relationship that gave rise to the conflict and will vote the proxy in the best interest of our clients. If the Committee determines that a material conflict does not exist, then we may vote the proxy in our discretion. Frontier’s General Counsel must approve any decision made on such a vote prior to the vote being cast.

Oversight

Proxy Vendor

On a periodic basis, Frontier will verify with the proxy vendor that it has provided Frontier with any changes in proxy voting guidelines.

Proxy Agent

On a periodic basis, Frontier will verify with the proxy agent that it has voted proxies for accounts for which Frontier delegated voting to the proxy agent.

Votes Cast Other than According to the Proxy Vendor’s Pre-Determined Policies

Frontier’s CCO, who is also the General Counsel will periodically confirm that all documentation regarding any decisions to vote other than according to the proxy vendor’s pre-determined policies are accurate and complete.

Client Disclosure

Clients may obtain information about how Frontier voted proxies for securities held in their account(s) by contacting Frontier at (617) 261-0777.

Upon a client’s request, the proxy agent will provide Frontier with the following information:

1.	The name of the issuer of the portfolio security

2.	The ticker symbol of the security

3.	The CUSIP of the security

4.	The shareholder meeting date

5.	A description of the matter voted on

6.	Whether the matter was proposed by the issuer or by a security holder

7.	Whether the account voted on the matter

8.	How each proxy proposal was voted (e.g., for or against the proposal, abstain; for or withhold authority regarding election of directors)

9.	Whether the vote that was cast was for or against management’s recommendation

Recordkeeping

Frontier will maintain in an easily accessible place for a period of six years, the first two years in an appropriate Frontier office, the following documents (except documents maintained on Frontier’s behalf by the proxy agent as specifically noted below):

1.	Frontier’s proxy voting policies and procedures and the proxy voting guidelines.

2.	Proxy statements received regarding client securities. Frontier may satisfy this requirement by relying on the proxy agent, on Frontier’s behalf, to retain a copy of each proxy statement.

3.	Records of votes cast on behalf of its clients. Frontier may satisfy this requirement by relying on the proxy agent to retain, on Frontier’s behalf, a record of the vote cast.

4.	A copy of any document created by Frontier personnel that was material to making a decision on how to vote proxies on behalf of a client or that memorialized the basis for that decision.

5.	A copy of each written client request for information on how Frontier voted proxies on behalf of the client, and a copy of any written response by Frontier to any written or oral client request for information on how Frontier voted proxies on behalf of the requesting client.

Harris Associates L.P.

Harris Associates L.P.

PROXY VOTING POLICIES, GUIDELINES, AND PROCEDURES

I. PROXY VOTING POLICY

Harris Associates L.P. (“Harris”, “the Firm” or “we”) believes that proxy voting rights are valuable portfolio assets and an important part of our investment process, and we exercise our voting responsibilities as a fiduciary solely with the goal of serving the best interests of our clients in their capacity as shareholders of a company. As an investment manager, Harris is primarily concerned with maximizing the value of its clients’ investment portfolios. Harris has long been active in voting proxies on behalf of shareholders in the belief that the proxy voting process is a significant means of addressing crucial corporate governance issues and encouraging corporate actions that are believed to enhance shareholder value. We have a Proxy Voting Committee comprised of investment professionals that reviews and recommends policies and procedures regarding our proxy voting and ensures compliance with those policies.

The proxy voting guidelines below summarize Harris’ position on various issues of concern to investors and give a general indication of how proxies on portfolio securities will be voted on proposals dealing with particular issues. We will generally vote proxies in accordance with these guidelines, except as otherwise determined by the Proxy Voting Committee, unless the client has specifically instructed us to vote otherwise. These guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies vary, there may be instances when Harris may not vote in strict adherence to these guidelines. Our investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Committee if they believe the economic interests of shareholders may warrant a vote contrary to these guidelines. In such cases, the Proxy Voting Committee will determine how the proxies will be voted.

In determining the vote on any proposal, the Proxy Voting Committee will consider the proposal’s expected impact on shareholder value and will not consider any benefit to Harris, its employees, its affiliates or any other person, other than benefits to the owners of the securities to be voted, as shareholders.

Harris considers the reputation, experience and competence of a company’s management when it evaluates the merits of investing in a particular company, and we invest in companies in which we believe management goals and shareholder goals are aligned. When this happens, by definition, voting with management is generally the same as voting to maximize the expected value of our investment. Accordingly, on most issues, our votes are cast in accordance with management’s recommendations. This does not mean that we do not care about corporate governance. Rather, it is confirmation that our process of investing with shareholder aligned management is working. Proxy voting is not always black and white, however, and reasonable people can disagree over some matters of business judgment. When we believe management’s position on a particular issue is not in the best interests of our clients, we will vote contrary to management’s recommendation.

II. VOTING GUIDELINES

The following guidelines are grouped according to the types of proposals generally presented to shareholders.

Board of Directors Issues

Harris believes that boards should have a majority of independent directors and that audit, compensation and nominating committees should generally consist solely of independent directors.

Approved by the Proxy Voting Committee on February 22, 2016

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Harris Associates L.P.

1.	Harris will normally vote in favor of the directors recommended by the issuer’s board provided that a majority of the board would be independent. If the board does not have a majority of independent directors, Harris will normally vote in favor of the independent directors and against the non-independent directors.

2.	Harris will normally vote in favor of proposals to require a majority of directors to be independent.

3.	Harris will normally vote against proposals that mandate an independent board chairman.[1]

4.	Harris will normally vote in favor of proposals that audit, compensation and nominating committees consist solely of independent directors, and will vote against the election of non-independent directors who serve on those committees.

5.	Harris will normally vote in favor of proposals regarding director indemnification arrangements.

6.	Harris will normally vote against proposals advocating classified or staggered boards of directors.

7.	Harris will normally vote in favor of proposals requiring a majority vote for directors.

8.	Harris will normally vote in favor of proposals requiring the separation of the Chairman and Chief Executive Officer positions.

Auditors

Harris believes that the relationship between an issuer and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities such as financial statement preparation and tax-related services that do not raise any appearance of impaired independence.

1.	Harris will normally vote in favor of ratification of auditors selected by the board or audit committee, subject to the above.

2.	Harris will normally vote against proposals to prohibit or limit fees paid to auditors for all non-audit services, subject to the above.

3.	Harris will normally vote in favor of proposals to prohibit or limit fees paid to auditors for general management consulting services other than auditing, financial statement preparation and controls, and tax-related services.

Equity Based Compensation Plans

Harris believes that appropriately designed equity-based compensation plans approved by shareholders can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. However, we are opposed to plans that substantially dilute our ownership interest in the company, provide participants with excessive awards or have inherently objectionable structural features.

1.	Harris will normally vote against such plans where total potential dilution (including all equity-based plans) exceeds 15% of shares outstanding.

[1]	Harris has an existing guideline that states that we will normally vote in favor of proposals requiring the separation of the Chairman and Chief Executive Officer positions. This supplemental guideline is not intended to change the existing guideline, but recognizes that a Chairman may be separate but not deemed independent (for example, a former executive of the company).

Approved by the Proxy Voting Committee on February 22, 2016

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2.	Harris will normally vote in favor of plans where total potential dilution (including all equity-based plans) does not exceed 15% of shares outstanding.

3.	Harris will normally vote in favor of proposals for an annual shareholder advisory vote on executive compensation.

4.	Harris will normally vote in favor of advisory votes to ratify named executive officer compensation.

5.	Harris will normally vote in favor of proposals to require expensing of options.

6.	Harris will normally vote against proposals to permit repricing of underwater options.

7.	Harris will normally vote against shareholder proposals that seek to limit directors’ compensation to common stock.

8.	Harris will normally vote in favor of proposals for employee stock purchase plans, so long as shares purchased through such plans are sold at no less than 85% of current market value.

9.	Harris will normally vote against proposals that prohibit the automatic vesting of equity awards upon a change of control.

Corporate Structure and Shareholder Rights

Harris generally believes that all shareholders should have an equal voice and that barriers which limit the ability of shareholders to effect change and to realize full value are not desirable.

1.	Harris will normally vote in favor of proposals to authorize the repurchase of shares.

2.	Harris will normally vote against proposals creating or expanding supermajority voting rights.

3.	Harris will normally vote against the adoption of anti-takeover measures.

4.	Harris will normally vote in favor of proposals for stock splits and reverse stock splits.

5.	Harris will normally vote against proposals to authorize different classes of stock with different voting rights.

6.	Harris will normally vote against proposals to increase authorized shares with preemptive rights if the increase is greater than 100% of currently issued shares.

7.	Harris will normally vote for proposals to increase authorized shares with preemptive rights if the increase is less than 100% of currently issued shares.

8.	Harris will normally vote against proposals to increase authorized shares without preemptive rights if the increase is greater than 20% of currently issued shares.

9.	Harris will normally vote for proposals to increase authorized shares without preemptive rights if the increase is less than 20% of currently issued shares.

Routine Corporate Matters

Harris will generally vote in favor of routine business matters such as approving a motion to adjourn the meeting, declaring final payment of dividends, approving a change in the annual meeting date and location, approving the minutes of a previously held meeting, receiving consolidated financial statements, change of corporate name and similar matters. However, to the extent that the voting recommendation of Institutional

Approved by the Proxy Voting Committee on February 22, 2016

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Harris Associates L.P.

Shareholder Services (“ISS”) opposes the issuer’s management on the routine matter, the proposal will be submitted to the Proxy Voting Committee for determination.

Social Responsibility Issues

Harris believes that matters related to a company’s day-to-day business operations are primarily the responsibility of management and should be reviewed and supervised solely by the company’s board of directors. Harris is focused on maximizing long-term shareholder value and will typically vote against shareholder proposals requesting that a company disclose or amend certain business practices unless we believe a proposal would have a substantial positive economic impact on the company.

Certain Other Issues

Harris may also maintain Supplemental Proxy Voting Guidelines to address certain proposals that are not as enduring as those listed above, but yet may be presented repeatedly by issuers during a given proxy season. For example, companies in a particular industry or country may be affected by a change in the law that requires them to submit a one-time proxy proposal during the proxy season. The Proxy Voting Committee will determine which proposals will be included on the list of Supplemental Proxy Voting Guidelines, and will update the list as needed. The Proxy Voting Committee will provide the list to research analysts and the Proxy Administrator.

III. VOTING SHARES OF FOREIGN ISSUERS

Because foreign issuers are incorporated under the laws of countries outside the United States, protection for and disclosures to shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing foreign issuers may, in some cases, provide substantially less protection for shareholders. As a result, the foregoing guidelines, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for foreign issuers. Harris will generally vote proxies of foreign issuers in accordance with the foregoing guidelines where appropriate. On occasion, the proxy statements of foreign issuers may lack disclosure or transparency with respect to a significant element(s) for consideration (e.g., names of directors, targets for incentive plans, etc.), which may be a sufficient basis for voting contrary to the foregoing guidelines. If an analyst decides to vote contrary to guidelines solely due to the lack of disclosure or transparency, then the matter need not be submitted to the Proxy Voting Committee for approval. The basis for such a decision to vote contrary to a guideline pursuant to the aforementioned reason(s) shall be appropriately documented.

In some non-U.S. jurisdictions, sales of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”). Since these time periods are usually relatively short in light of our long-term investment strategy, in most cases, share blocking will not impact our voting decisions. However, there may be occasions where the loss of investment flexibility resulting from share blocking will outweigh the benefit to be gained by voting.

IV. BANK HOLDING COMPANY ACT COMPLIANCE

Harris is an indirect subsidiary of Natixis Global Asset Management, L.P., which is an indirect subsidiary of Natixis Global Asset Management (“NGAM”), an international asset management group based in Paris, France. NGAM is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group.

Approved by the Proxy Voting Committee on February 22, 2016

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Harris Associates L.P.

Natixis is subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the “BHC Act”) and to regulation and supervision by the Board of Governors of the Federal Reserve System (the “Federal Reserve”) due to Natixis’ U.S. bank branch operations. The BHC Act generally prohibits Natixis and its direct and indirect subsidiaries, including Harris, in the aggregate from owning or controlling or holding sole voting discretion with respect to 5% or more of any class of voting stock of any U.S. bank holding company, savings and loan holding company or insured depository institution (a “U.S. Banking Organization”) without prior approval from the Federal Reserve. In the absence of measures to eliminate Harris’ voting authority over securities of certain U.S. Banking Organizations, the foregoing limits could have an adverse effect on Harris’ ability to manage clients’ investment portfolios by restricting Harris’ ability to make investments, or impact the size of an investment in, and/or impose maximum holding periods on shares of voting securities of such U.S. Banking Organizations.

Upon notification by Natixis that its aggregate control of such securities is approaching the 5% ownership limit established by the BHC Act, Harris could be required to relinquish its proxy voting responsibilities to ISS, such that ISS will vote in accordance with ISS’s standard Proxy Voting Guidelines over securities issued by U.S. Banking Organizations identified by Harris ( a “Vote Divestiture Event”). Pursuant to a Vote Divestiture Event, Harris will not be able to override ISS’s vote. If, subsequent to a Vote Divestiture Event, Natixis’ aggregate control of such securities were to decrease to such a percentage where Harris determines to resume its control of proxy voting, while remaining in compliance with the BHC Act ( a “Vote Return Event”), Harris would direct ISS in writing to return proxy voting responsibilities for the applicable U.S. Banking Organizations to Harris.

V. CONFLICTS OF INTEREST

The Proxy Voting Committee, in consultation with the Legal and Compliance Departments, is responsible for monitoring and resolving possible material conflicts of interest with respect to proxy voting. A conflict of interest may exist, for example, when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Harris or Harris is actively soliciting business from the issuer; (ii) when we are aware that a proponent of a proxy proposal has a business relationship with Harris or Harris is actively soliciting such business (e.g., an employee group for which Harris manages money); (iii) when we are aware that Harris has business relationships with participants in proxy contests, corporate directors or director candidates; or (iv) when we are aware that a Harris employee has a personal interest in the outcome of a particular matter before shareholders (e.g., a Harris executive has an immediate family member who serves as a director of a company). Any employee with knowledge of any conflict of interest relating to a particular proxy vote shall disclose that conflict to the Proxy Voting Committee. In addition, if any member of the Proxy Voting Committee has a conflict of interest, he or she will recuse himself or herself from any consideration of the matter, and an alternate member of the committee will act in his or her place.

Harris is committed to resolving any such conflicts in its clients’ collective best interest, and accordingly, we will vote pursuant to the Guidelines set forth in this Proxy Voting Policy when conflicts of interest arise. However, if we believe that voting in accordance with a Guideline is not in the best interest of our clients under the particular facts and circumstances presented, or if the proposal is not addressed by the Guidelines, then we will vote in accordance with the guidance of ISS. If ISS has not provided guidance with respect to the proposal or if we believe the recommendation of ISS is not in the best interests of our clients, then the Proxy Voting Committee will refer the matter to (1) the Executive Committee of the Board of Trustees of Harris Associates Investment Trust for a determination of how shares held in The Oakmark Funds will be voted, and (2) the Proxy Voting Conflicts Committee consisting of Harris’ General Counsel, Chief Compliance Officer (“CCO”) and Chief Financial Officer for a determination of how shares held in all other client accounts will be voted. Each of those committees will keep a written record of the basis for its decision.

Approved by the Proxy Voting Committee on February 22, 2016

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Harris Associates L.P.

VI. VOTING PROCEDURES

The following procedures have been established with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Harris, for which Harris has voting responsibility.

Proxy Voting Committee. The Proxy Voting Committee (the “Committee”) is responsible for recommending proxy voting guidelines, establishing and maintaining policies and procedures for proxy voting, and ensuring compliance with these policies and procedures. At least annually, the Committee will review the adequacy of these policies, guidelines and procedures to help ensure they are implemented effectively and reasonably designed so that proxies are voted in the best interest of Harris’ clients. The review will be documented in the minutes of the Committee’s meetings.

The Committee consists of three investment professionals: two domestic research analysts and one international research analyst. Committee members serve for three years with members replaced on a rotating basis. New Committee members are nominated by the Committee and are normally approved by the Committee members at the annual Committee meeting. The Committee also has two alternate members (one domestic analyst and one international analyst) either of who may serve in the absence of a regular member of the Committee.

Proxy Administrator. The Proxy Administrator is an employee of Harris reporting to the Senior Manager—Operations and is responsible for ensuring that all votes are placed with the proxy voting service provider and that all necessary records, as appropriate, are maintained reflecting such voting.

Proxy Voting Service Provider. Harris has engaged ISS, an independent proxy voting service provider, to assist in voting proxies. ISS provides the Firm with information concerning shareholder meetings, electronic voting, recordkeeping and reporting services, research with respect to companies, and proxy voting guidance and recommendations.

In order to remain confident that ISS continues to have the capacity and competency to adequately analyze proxy issues, the Proxy Administrator will annually obtain and review ISS’ SOC Report, or similar attestation report, and current Form ADV. In addition, the Proxy Administrator shall periodically review ISS’ disclosures regarding its conflict of interests and forward any conflict that both (1) relates to issuers whose proxies Harris is currently reviewing and (2) involve a matter for which Harris would recommend a vote against the Proxy Voting Policies, Guidelines and Procedures to the General Counsel, or his/her designee, for review.

To the extent the Proxy Administrator or the General Counsel, or his/her designee, determine that a control deficiency, conflict of interest or other disclosure matter could materially impact the capacity or competency of ISS in connection with a matter for which Harris would recommend a vote against the Proxy Voting Policies, Guidelines and Procedures, he/she shall promptly report such determination to the Committee for review and further action, if any.

In the event an analyst, during the course of the analyst’s review of ISS’ proxy recommendation, uncovers a material factual error that causes the analyst to question ISS’ process for developing its recommendation, the analyst shall report the error to the Proxy Administrator. The Proxy Administrator, or his/her designee, will review the error and contact ISS to seek to reduce similar errors in the future. For purposes of this section, a material factual error means an error of fact that the analyst believes that if corrected would cause ISS to change its recommendation.

Approved by the Proxy Voting Committee on February 22, 2016

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Harris Associates L.P.

Voting Decisions. As described in the Proxy Voting Policy above, the Firm has established proxy voting guidelines, including supplemental proxy voting guidelines, on various issues. We will generally vote proxies in accordance with these guidelines except as otherwise determined by the Proxy Voting Committee. The Proxy Administrator, or designated back-up, is responsible for alerting the Firm’s research analyst who follows the company about the proxy proposals. If the analyst believes the proxy should be voted in accordance with the Guidelines, he or she will vote the proposal accordingly and indicate his or her initials in the appropriate location of the electronic ballot and submit the vote for further processing by the Proxy Administrator. If the analyst believes the proxy should be voted contrary to the Guidelines, he or she will submit the proposal, along with his or her recommended vote and ISS’s recommended vote, if any, to the Proxy Voting Committee, which reviews the proposal and the analyst’s recommendation and makes a voting decision by majority vote. If a proposal is not explicitly addressed by the Guidelines but the analyst agrees with the voting recommendation of ISS regarding that proposal, he or she will vote the proxy in accordance with such recommendation and indicate his or her initials in the appropriate location of the electronic ballot and submit the vote for further processing by the Proxy Administrator. If a proposal is not explicitly addressed by the Guidelines and the analyst believes the proxy should be voted contrary to the ISS recommendation, he or she will submit the proposal, along with his or her recommended vote and ISS’s recommended vote to the Proxy Voting Committee, which reviews the proposal and the analyst’s recommendation and makes a voting decision by majority vote. If neither the Guidelines nor ISS address the proxy proposal, the analyst will submit the proposal and his or her recommended vote to the Proxy Voting Committee, which makes a voting decision by majority vote. That Proxy Voting Committee decision is reflected in the electronic ballot.

In the case where securities that are not on the Firm’s Approved Lists of domestic, international or small cap securities are held in managed accounts, the Proxy Administrator, or designated back-up, will vote all shares in accordance with the Firm’s guidelines or, if the guidelines do not address the particular issue, in accordance with the guidance of ISS.

In the case of a conflict of interest, the Proxy Administrator will vote in accordance with the procedures set forth in the Conflicts of Interest provisions described above.

Voting Ballots. For shares held in The Oakmark Funds and other client accounts, the IT Department sends a daily holdings file to ISS detailing the holdings in the Funds and other client accounts. ISS is responsible for reconciling this information with the information it receives from the custodians and escalating any discrepancies to the attention of the Proxy Administrator. The Proxy Administrator works with ISS and custodians to resolve any discrepancies to ensure that all shares entitled to vote are voted.

Recordkeeping and Reporting. Much of Harris’ recordkeeping and reporting is maintained electronically on ISS’s systems. In the event that records are not held electronically within ISS’s system, Harris will maintain records of proxy voting proposals received, records of votes cast on behalf of clients, and any documentation material to a proxy voting decision as required by law. Upon request, or on an annual basis for ERISA accounts, Harris will provide clients with the proxy voting record for that client’s account. In addition, annually, Harris will file with the U.S. Securities and Exchange Commission and make available on the Oakmark Funds’ website the voting record for the Oakmark Funds for the previous one-year period ended June 30th.

Compliance Testing. The Compliance Department will conduct testing of these procedures periodically, based upon the outcome of the annual Compliance Risk Assessment Methodology for this area.

Approved by the Proxy Voting Committee on February 22, 2016

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SUPPLEMENTAL PROXY VOTING GUIDELINES

Effective February 2016

1.	Harris will normally vote in accordance with the recommendations of Institutional Shareholder Services (“ISS”) with respect to the election of directors for Japanese companies.

2.	For European companies, Harris will normally vote in favor of proposals for employee stock purchase plans, so long as shares purchased through such plans are sold at no less than 80% of current market value

3.	Harris will normally vote in favor of the election of non-independent directors who serve on audit, compensation and nominating committees in cases where the director is deemed non-independent solely because of his or her tenure as a director or status as an employee or shareholder representative where such representatives are required by law to serve on such committees.[2]

4.	Harris will vote in favor of proxy access proposals if either (a) management recommends voting in favor of the proposal or (b) the proposal meets all of the following criteria:

•	The shareholders making the proposal have an ownership threshold of 5% of the voting power

•	The shareholders making the proposal each have 3 years of continuous ownership

•	The proposal does not exceed a cap on shareholder nominees of 25% of the board

•	The proposal does not exceed a limit of 20 on the number of shareholders permitted to form a nominating group

[2]	Harris has an existing guideline that states that we will normally vote against the election of non-independent directors who serve on audit, compensation and nominating committees. We do not have a specific guideline that defines “independence”, and ISS defines independence differently depending on the market. For example, for many international markets (primarily in Europe), ISS considers a director to be non-independent after 12 years of service on a board. Additionally, a number of countries mandate by law that shareholder and employee representatives sit on the board and on special committees, and ISS deems these representatives to be non-independent. We believe that, in most cases, it is in the best interests of shareholders to have such individuals serve on these committees and that they should not be deemed non-independent under Harris’ guideline solely for these reasons.

Approved by the Proxy Voting Committee on February 22, 2016

Amended 2/1/15, 2/22/16, 1/17/17, 08/18/17

8

Invesco Advisers, Inc.

PROXY VOTING GUIDELINES

Applicable to	All Advisory Clients, including the Invesco Funds
Risk Addressed by the Guidelines	Breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco’s interests ahead of client’s best interests in voting proxies
Relevant Law and Other Sources	U.S. Investment Advisers Act of 1940, as amended
Last ☒ Reviewed ☒ Revised by Compliance for Accuracy	April 19, 2016
Guideline Owner	U.S. Compliance and Legal
Policy Approver	Invesco Advisers, Inc., Invesco Funds Board
Approved/Adopted Date	May 3-4, 2016

The following guidelines apply to all institutional and retail funds and accounts that have explicitly authorized Invesco Advisers, Inc. (“Invesco”) to vote proxies associated with securities held on their behalf (collectively, “Clients”).

A. INTRODUCTION

Invesco Ltd. (“IVZ”), the ultimate parent company of Invesco, has adopted a global policy statement on corporate governance and proxy voting (the “Invesco Global Proxy Policy”). The policy describes IVZ’s views on governance matters and the proxy administration and governance approach. Invesco votes proxies by using the framework and procedures set forth in the Invesco Global Proxy Policy, while maintaining the Invesco-specific guidelines described below.

B. PROXY VOTING OVERSIGHT: THE MUTUAL FUNDS’ BOARD OF TRUSTEES

In addition to the Global Invesco Proxy Advisory Committee, the Invesco mutual funds’ board of trustees provides oversight of the proxy process through quarterly reporting and an annual in-person presentation by Invesco’s Global Head of Proxy Governance and Responsible Investment.

C. USE OF THIRD PARTY PROXY ADVISORY SERVICES

Invesco has direct access to third-party proxy advisory analyses and recommendations (currently provided by Glass Lewis (“GL”) and Institutional Shareholder Services, Inc. (“ISS”)), among other research tools, and uses the information gleaned from those sources to make independent voting decisions.

Invesco’s proxy administration team performs extensive initial and ongoing due diligence on the proxy advisory firms that it engages. When deemed appropriate, representatives from the proxy advisory firms are asked to deliver updates directly to the mutual funds’ board of trustees. Invesco conducts semi-annual, in-person policy roundtables with key heads of research from ISS and GL to ensure transparency, dialogue and engagement with the firms. These meetings provide Invesco with an opportunity to assess the firms’ capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the advisory firms’ stances on key governance and proxy topics and their policy framework/methodologies. Invesco’s proxy administration team also reviews the annual SSAE 16 reports for, and the periodic proxy guideline updates published by, each proxy advisory firm to ensure that their guidelines remain consistent with Invesco’s policies and procedures. Furthermore, each proxy advisory firm completes an annual due diligence questionnaire submitted by Invesco, and Invesco conducts on-site due diligence at each firm, in part to discuss their responses to the questionnaire.

If Invesco becomes aware of any material inaccuracies in the information provided by ISS or GL, Invesco’s proxy administration team will investigate the matter to determine the cause, evaluate the adequacy of the proxy advisory firm’s control structure and assess the efficacy of the measures instituted to prevent further errors.

ISS and GL provide updates to previously issued proxy reports when necessary to incorporate newly available information or to correct factual errors. ISS also has a Feedback Review Board, which provides a mechanism for stakeholders to communicate with ISS about issues related to proxy voting and policy formulation, research, and the accuracy of data contained in ISS reports.

D. PROXY VOTING GUIDELINES

The following guidelines describe Invesco’s general positions on various common proxy issues. The guidelines are not intended to be exhaustive or prescriptive. Invesco’s proxy process is investor-driven, and each portfolio manager retains ultimate discretion to vote proxies in the manner that he or she deems to be the most appropriate, consistent with the proxy voting principles and philosophy discussed in the Invesco Global Proxy Policy. Individual proxy votes therefore will differ from these guidelines from time to time.

I. Corporate Governance

Management teams of companies are accountable to the boards of directors and directors of publicly held companies are accountable to shareholders. Invesco endeavors to vote the proxies of companies in a manner that will reinforce the notion of a board’s accountability. Consequently, Invesco generally votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board.

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

Elections of directors

In uncontested director elections for companies that do not have a controlling shareholder, Invesco generally votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the audit, compensation and governance or nominating Committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve. Contested director elections are evaluated on a case-by-case basis.

Director performance

Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions, such as so-called “clawback” provisions.

Auditors and Audit Committee members

Invesco believes a company’s audit committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning audit committee. When electing directors who are members of a company’s audit committee, or when ratifying a company’s auditors, Invesco considers the past performance of the committee and holds its members accountable for the quality of the company’s financial statements and reports.

Majority standard in director elections

The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and generally votes in favor of proposals to elect directors by a majority vote.

Staggered Boards/Annual Election of Directors

Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

Supermajority voting requirements

Unless required by law in the state of incorporation, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

Responsiveness of Directors

Invesco generally withholds votes for directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

Cumulative voting

The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

Proxy access

Invesco generally supports shareholders’ nominations of directors in the proxy statement and ballot because it increases the accountability of the board to shareholders. Invesco will generally consider the proposed minimum period of ownership (e.g., three years), minimum ownership percentage (e.g., three percent), limitations on a proponent’s ability to aggregate holdings with other shareholders and the maximum percentage of directors who can be nominated when determining how to vote on proxy access proposals.

Shareholder access

On business matters with potential financial consequences, Invesco generally votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance. Furthermore, Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate governance standards indicate that such additional protections are warranted.

Exclusive Forum

Invesco generally supports proposals that would designate a specific jurisdiction in company bylaws as the exclusive venue for certain types of shareholder lawsuits in order to reduce costs arising out of multijurisdictional litigation.

II. Compensation and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the Client’s investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

Executive compensation

Invesco evaluates executive compensation plans within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. Invesco views the election of independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco generally supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

Equity-based compensation plans

Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability automatically to replenish shares without shareholder approval.

Employee stock-purchase plans

Invesco generally supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

Severance agreements

Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, Invesco generally opposes proposals requiring such agreements to be ratified by shareholders in advance of their adoption. Given the vast differences that may occur in these agreements, some severance agreements are evaluated on an individual basis.

III. Capitalization

Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the Client’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV. Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations and the votes for these types of corporate actions are generally determined on a case-by-case basis.

V. Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they potentially create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco generally votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI. Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company’s response to environmental, social and corporate responsibility issues and the risks attendant to them can have a significant effect on its long-term shareholder value. Invesco recognizes that to manage a corporation effectively, directors and management must consider not only the interest of shareholders, but also the interests of employees, customers, suppliers and creditors, among others. While Invesco generally affords management discretion with respect to the operation of a company’s business, Invesco will evaluate such proposals on a case-by-case basis and will vote proposals relating to these issues in a manner intended to maximize long-term shareholder value.

VII. Routine Business Matters

Routine business matters rarely have the potential to have a material effect on the economic prospects of Clients’ holdings, so Invesco generally supports a board’s discretion on these items. However, Invesco generally votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco generally votes against proposals to conduct other unidentified business at shareholder meetings.

D. EXCEPTIONS

Client Maintains Right to Vote Proxies

In the case of institutional or sub-advised Clients, Invesco will vote the proxies in accordance with these guidelines and the Invesco Global Proxy Policy, unless the Client retains in writing the right to vote or the named fiduciary of a Client (e.g., the plan sponsor of an ERISA Client) retains in writing the right to direct the plan trustee or a third party to vote proxies.

Voting for Certain Investment Strategies

For cash sweep investment vehicles selected by a Client but for which Invesco has proxy voting authority over the account and where no other Client holds the same securities, Invesco will vote proxies based on ISS recommendations.

Funds of Funds

Some Invesco Funds offering diversified asset allocation within one investment vehicle own shares in other Invesco Funds. A potential conflict of interest could arise if an underlying Invesco Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

F. POLICIES AND VOTE DISCLOSURE

A copy of these guidelines, the Invesco Global Proxy Policy and the voting record of each Invesco Retail Fund are available on Invesco’s web site, www.invesco.com. In accordance with Securities and Exchange Commission regulations, all Invesco Funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year. In the case of institutional and sub-advised Clients, Clients may contact their client service representative to request information about how Invesco voted proxies on their behalf. Absent specific contractual guidelines, such requests may be made on a semi-annual basis.

Invesco’s Policy Statement on Global Corporate Governance and Proxy Voting

I. Guiding Principles and Philosophy

Public companies hold shareholder meetings, attended by the company’s executives, directors, and shareholders, during which important issues, such as appointments to the company’s board of directors, executive compensation, and auditors, are addressed and where applicable, voted on. Proxy voting gives shareholders the opportunity to vote on issues that impact the company’s operations and policies without being present at the meetings.

Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its clients as all other elements of the investment process. Invesco’s proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with clients’ best interests, which Invesco interprets to mean clients’ best economic interests, this Policy and the operating guidelines and procedures of Invesco’s regional investment centers.

Invesco investment teams vote proxies on behalf of Invesco-sponsored funds and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf.

The proxy voting process at Invesco, which is driven by investment professionals, focuses on maximizing long-term value for our clients, protecting clients’ rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders. Invesco takes a nuanced approach to voting and, therefore, many matters to be voted upon are reviewed on a case by case basis.

Votes in favor of board or management proposals should not be interpreted as an indication of insufficient consideration by Invesco fund managers. Such votes may reflect the outcome of past or ongoing engagement and active ownership by Invesco with representatives of the companies in which we invest.

II. Applicability of this Policy

This Policy sets forth the framework of Invesco’s corporate governance approach, broad philosophy and guiding principles that inform the proxy voting practices of Invesco’s investment teams around the world. Given the different nature of these teams and their respective investment processes, as well as the significant differences in regulatory regimes and market practices across jurisdictions, not all aspects of this Policy may apply to all Invesco investment teams at all times. In the case of a conflict between this Policy and the operating guidelines and procedures of a regional investment center the latter will control.

III. Proxy Voting for Certain Fixed Income, Money Market Accounts and Index

For proxies held by certain client accounts managed in accordance with fixed income, money market and index strategies (including exchange traded funds), Invesco will typically vote in line with the majority holder of the active-equity shares held by Invesco outside of those strategies (“Majority Voting”). In this manner Invesco seeks to leverage the active-equity expertise and comprehensive proxy voting reviews conducted by teams employing active-equity strategies, which typically incorporate analysis of proxy issues as a core component of the investment process. Portfolio managers for accounts employing Majority Voting still retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest, which are discussed elsewhere in this Policy.

IV. Conflicts of Interest

There may be occasions where voting proxies may present a real or perceived conflict of interest between Invesco, as investment manager, and one or more of Invesco’s clients or vendors. Under Invesco’s Code of Conduct, Invesco entities and individuals are strictly prohibited from putting personal benefit, whether tangible or intangible, before the interests of clients. “Personal benefit” includes any intended benefit for Invesco, oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for the relevant Invesco client.

Firm-level Conflicts of Interest

A conflict of interest may exist if Invesco has a material business relationship with, or is actively soliciting business from, either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote (e.g., issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts). Invesco’s proxy governance team maintains a list of all such issuers for which a conflict of interest exists.

If the proposal that gives rise to the potential conflict is specifically addressed by this Policy or the operating guidelines and procedures of the relevant regional investment center, Invesco generally will vote the proxy in accordance therewith. Otherwise, based on a majority vote of its members, the Global IPAC (as described below) will vote the proxy.

Because this Policy and the operating guidelines and procedures of each regional investment center are pre-determined and crafted to be in the best economic interest of clients, applying them to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard, persons from Invesco’s marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.’s pecuniary interest when voting proxies on behalf of clients.

Personal Conflicts of Interest

A conflict also may exist where an Invesco employee has a known personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

All Invesco personnel with proxy voting responsibilities are required to report any known personal conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.

Other Conflicts of Interest

In order to avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held in client accounts from time to time.1 Shares of an Invesco-sponsored fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund.

[1]	Generally speaking, Invesco does not invest for its clients in the shares of Invesco Ltd., however, limited exceptions apply in the case of funds or accounts designed to track an index that includes Invesco Ltd. as a component.

V. Use of Third-Party Proxy Advisory Services

Invesco may supplement its internal research with information from third-parties, such as proxy advisory firms. However, Invesco generally retains full and independent discretion with respect to proxy voting decisions.

As part of its fiduciary obligation to clients, Invesco performs extensive initial and ongoing due diligence on the proxy advisory firms it engages. This includes reviews of information regarding the capabilities of their research staffs and internal controls, policies and procedures, including those relating to possible conflicts of interest. In addition, Invesco regularly monitors and communicates with these firms and monitors their compliance with Invesco’s performance and policy standards.

VI. Global Proxy Voting Platform and Administration

Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global Invesco Proxy Advisory Committee (“Global IPAC”). The Global IPAC is a global investments-driven committee comprised of representatives from various investment management teams and Invesco’s Global Head of Proxy Governance and Responsible Investment (“Head of Proxy Governance”). The Global IPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex. Absent a conflict of interest, the Global IPAC representatives, in consultation with the respective investment team, are responsible for voting proxies for the securities the team manages (unless such responsibility is explicitly delegated to the portfolio managers of the securities in question) In addition to the Global IPAC, for some clients, third parties (e.g., U.S. mutual fund boards) provide oversight of the proxy process. The Global IPAC and Invesco’s proxy administration and governance team, compliance and legal teams regularly communicate and review this Policy and the operating guidelines and procedures of each regional investment center to ensure that they remain consistent with clients’ best interests, regulatory requirements, governance trends and industry best practices.

Invesco maintains a proprietary global proxy administration platform, known as the “fund manager portal” and supported by the Head of Proxy Governance and a dedicated team of internal proxy specialists. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions, such as share blocking and managing conflicts of interest issuers. Managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters that enable Invesco to satisfy client, regulatory and management requirements. Historical proxy voting information, including commentary by investment professionals regarding the votes they cast, where applicable, is stored to build institutional knowledge across the Invesco complex with respect to individual companies and proxy issues. Certain investment teams also use the platform to access third-party proxy research.

VII. Non-Votes

In the great majority of instances, Invesco is able to vote proxies successfully. However, in certain circumstances Invesco may refrain from voting where the economic or other opportunity costs of voting exceeds any anticipated benefits of that proxy proposal. In addition, there may be instances in which Invesco is unable to vote all of its clients’ proxies despite using commercially reasonable efforts to do so. For example:

•

Invesco may not receive proxy materials from the relevant fund or client custodian with sufficient time and information to make an informed independent voting decision. In such cases, Invesco may choose not to vote, to abstain from voting, to vote in line with management or to vote in accordance with proxy advisor recommendations. These matters are left to the discretion of the fund manager.

•

If the security in question is on loan as part of a securities lending program, Invesco may determine that the benefit to the client of voting a particular proxy is outweighed by the revenue that would be lost by terminating the loan and recalling the securities.

•

In some countries the exercise of voting rights imposes temporary transfer restrictions on the related securities (“share blocking”). Invesco generally refrains from voting proxies in share-blocking countries unless Invesco determines that the benefit to the client(s) of voting a specific proxy outweighs the client’s temporary inability to sell the security.

•

Some companies require a representative to attend meetings in person in order to vote a proxy. In such cases, Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy.

VIII. Proxy Voting Guidelines

The following guidelines describe Invesco’s general positions on various common proxy voting issues. This list is not intended to be exhaustive or prescriptive. As noted above, Invesco’s proxy process is investor-driven, and each fund manager retains ultimate discretion to vote proxies in the manner they deem most appropriate, consistent with Invesco’s proxy voting principles and philosophy discussed in Sections I through IV. Individual proxy votes therefore will differ from these guidelines from time to time.

A. Shareholder Access and Treatment of Shareholder Proposals

Invesco reviews on a case by case basis but generally votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action, and proposals to promote the adoption of generally accepted best practices in corporate governance, provided that such proposals would not require a disproportionate amount of management attention or corporate resources or otherwise that may inappropriately disrupt the company’s business and main purpose, usually set out in their reporting disclosures and business model. Likewise, Invesco reviews on a case by case basis but generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate governance standards indicate that such additional protections are warranted (for example, where minority shareholders’ rights are not adequately protected).

B. Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company’s long-term response to environmental, social and corporate responsibility issues can significantly affect its long-term shareholder value. We recognize that to manage a corporation effectively, directors and management may consider not only the interests of shareholders, but also the interests of employees, customers, suppliers, creditors and the local community, among others. While Invesco generally affords management discretion with respect to the operation of a company’s business, Invesco will evaluate such proposals on a case by case basis and will vote proposals relating to these issues in a manner intended to maximize long-term shareholder value.

C. Capitalization Structure Issues

i. Stock Issuances

Invesco generally supports a board’s decisions about the need for additional capital stock to meet ongoing corporate needs, except where the request could adversely affect Invesco clients’ ownership stakes or voting rights. Some capitalization proposals, such as those to authorize common or preferred stock with special voting rights or to issue additional stock in connection with an acquisition, may require additional analysis. Invesco generally opposes proposals to authorize classes of preferred stock with unspecified voting, conversion, dividend or other rights (“blank check” stock) when they appear to be intended as an anti-takeover mechanism; such issuances may be supported when used for general financing purposes.

ii. Stock Splits

Invesco generally supports a board’s proposal to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given the company’s industry and performance in terms of shareholder returns.

iii. Share Repurchases

Invesco generally supports a board’s proposal to institute open-market share repurchase plans only if all shareholders participate on an equal basis.

D. Corporate Governance Issues

i. Board of Directors

1.	Director Nominees in Uncontested Elections

Subject to the other considerations described below, in an uncontested director election for a company without a controlling shareholder, Invesco generally votes in favor of the director slate if it is comprised of at least a majority of independent directors and if the board’s key committees are fully independent, effective and balanced. Key committees include the audit, compensation/remuneration and governance/nominating committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

2.	Director Nominees in Contested Elections

Invesco recognizes that short-term investment sentiments influence the corporate governance landscape and may influence companies in Invesco clients’ portfolios and more broadly across the market. Invesco recognizes that short-term investment sentiment may conflict with long- term value creation and as such looks at each proxy contest matter on a case by case basis, considering factors such as:

•	Long-term financial performance of the company relative to its industry,

•	Management’s track record,

•	Background to the proxy contest,

•	Qualifications of director nominees (both slates),

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

•	Stock ownership positions in the company.

3.	Director Accountability

Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders. Examples include, without limitation, poor attendance (less than 75%, absent extenuating circumstances) at meetings, failing to implement shareholder proposals that have received a majority of votes and/or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

4.	Director Independence

Invesco generally supports proposals to require a majority of directors to be independent unless particular circumstances make this not feasible or in the best interests of shareholders. We generally vote for proposals that would require the board’s audit, compensation/remuneration, and/or governance/nominating committees to be composed exclusively of independent directors since this minimizes the potential for conflicts of interest.

5.	Director Indemnification

Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors’ liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Invesco, therefore, generally supports proposals to limit directors’ liability and provide indemnification and/or exculpation, provided that the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

6.	Separate Chairperson and CEO

Invesco evaluates these proposals on a case by case basis, recognizing that good governance requires either an independent chair or a qualified, proactive, and lead independent director.

Voting decisions may take into account, among other factors, the presence or absence of:

•	a designated lead director, appointed from the ranks of the independent board members, with an established term of office and clearly delineated powers and duties;

•	a majority of independent directors;

•	completely independent key committees;

•	committee chairpersons nominated by the independent directors;

•	CEO performance reviewed annually by a committee of independent directors; and

•	established governance guidelines.

7.	Majority/Supermajority/Cumulative Voting for Directors

The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco generally votes in favor of proposals to elect directors by a majority vote. Except in cases where required by law in the jurisdiction of incorporation or when a company has adopted formal governance principles that present a meaningful alternative to the majority voting standard, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco generally opposes such proposals as unnecessary where the company has adopted a majority voting standard. However, Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

8.	Staggered Boards/Annual Election of Directors

Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

9.	Board Size

Invesco believes that the number of directors is an important factor to consider when evaluating the board’s ability to maximize long-term shareholder value. Invesco approaches proxies relating to board size on a case by case basis but generally will defer to the board with respect to determining the optimal number of board members, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective.

10.	Term Limits for Directors

Invesco believes it is important for a board of directors to examine its membership regularly with a view to ensuring that the company continues to benefit from a diversity of director viewpoints and experience. We generally believe that an individual board’s nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits.

ii. Audit Committees and Auditors

1.	Qualifications of Audit Committee and Auditors

Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Audit Committee and holds its members accountable for the quality of the company’s financial statements and reports.

2.	Auditor Indemnifications

A company’s independent auditors play a critical role in ensuring and attesting to the integrity of the company’s financial statements. It is therefore essential that they perform their work in accordance with the highest standards. Invesco generally opposes proposals that would limit the liability of or indemnify auditors because doing so could serve to undermine this obligation.

3.	Adequate Disclosure of Auditor Fees

Understanding the fees earned by the auditors is important for assessing auditor independence. Invesco’s support for the re-appointment of the auditors will take into consideration the availability of adequate disclosure concerning the amount and nature of audit versus non-audit fees. Invesco generally will support proposals that call for this disclosure if it is not already being made.

E. Remuneration and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of portfolio companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the client’s investment.

i. Independent Compensation/Remuneration Committee

Invesco believes that an independent, experienced and well-informed compensation/remuneration committee is critical to ensuring that a company’s remuneration practices align with shareholders’ interests and, therefore, generally supports proposals calling for a compensation/remuneration committee to be comprised solely of independent directors.

ii.	Advisory Votes on Executive Compensation

Invesco believes that an independent compensation/remuneration committee of the board, with input from management, is generally best positioned to determine the appropriate components and levels of executive compensation, as well as the appropriate frequency of related shareholder advisory votes. This is particularly the case where shareholders have the ability to express their views on remuneration matters through annual votes for or against the election of the individual directors who comprise the compensation/remuneration committee. Invesco, therefore, generally will support management’s recommendations with regard to the components and levels of executive compensation and the frequency of shareholder advisory votes on executive compensation. However, Invesco will vote against such recommendations where Invesco determines that a company’s executive remuneration policies are not properly aligned with shareholder interests or may create inappropriate incentives for management.

iii.	Equity Based Compensation Plans

Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include, without limitation, the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to replenish shares automatically without shareholder approval.

iv.	Severance Arrangements

Invesco considers proposed severance arrangements (sometimes known as “golden parachute” arrangements) on a case-by-case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, may be in shareholders’ best interests as a method of attracting and retaining high quality executive talent. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of senior executives’ severance agreements while generally opposing proposals that require such agreements to be ratified by shareholders in advance of their adoption.

v.	“Claw Back” Provisions

Invesco generally supports so called “claw back” policies intended to recoup remuneration paid to senior executives based upon materially inaccurate financial reporting (as evidenced by later restatements) or fraudulent accounting or business practices.

vi.	Employee Stock Purchase Plans

Invesco generally supports employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price.

F. Anti-Takeover Defenses; Reincorporation

Measures designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they have the potential to create conflicts of interests among directors, management and shareholders. Such measures include adopting or renewing shareholder rights plans (“poison pills”), requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. In determining whether to support a proposal to add, eliminate or restrict anti-takeover measures, Invesco will examine the particular elements of the proposal to assess the degree to which it would adversely affect shareholder rights of adopted. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote. Invesco generally opposes payments by companies to minority shareholders intended to dissuade such shareholders from pursuing a takeover or other changes (sometimes known as “greenmail”) because these payments result in preferential treatment of some shareholders over others.

Reincorporation involves re-establishing the company in a different legal jurisdiction. Invesco generally will vote for proposals to reincorporate a company provided that the board and management have demonstrated sound financial or business reasons for the move. Invesco generally will oppose proposals to reincorporate if they are solely part of an anti-takeover defense or intended to limit directors’ liability.

Jennison Associates LLC

PROXY VOTING

POLICY AND PROCEDURES

I. Policy

Jennison (or the “Company”) has adopted the following policy and related procedures to guide the voting of proxies in a manner that is consistent with Jennison’s fiduciary duties and the requirements of Rule 206(4)-6 under the Advisers Act.

In the absence of any written delegation or when proxy voting authority has been delegated in writing to Jennison by clients, Jennison will exercise this voting authority in each client’s best interests. The Company will not consider its own interests, or those of any affiliates, when voting proxies.

Unless otherwise specified by a client, “best interest” means the client’s best economic interest over the long term, as determined by Jennison’s portfolio managers and analysts (“Investment Professionals”) covering the issuer. Secondary consideration may be given to the public and social value of each issue, but absent specific client instructions, long term economic interests will be the primary basis for voting.

Jennison will disclose information about its proxy voting policies and procedures to clients, and will provide a copy of these Proxy Voting Policies and Procedures upon request. The Company will also inform clients how they may obtain information about the votes cast on their behalf.

II. Procedures

Proxy Voting Guidelines

Jennison has adopted proxy voting guidelines (“Guidelines”) with respect to certain recurring issues. When Jennison is responsible for voting proxies, Jennison considers these guidelines except when Jennison accepts custom guidelines.

The Guidelines are reviewed as necessary by the Company’s Proxy Voting Committee and Investment Professionals, and are revised when a change is appropriate. The Proxy Team maintains the Guidelines and distributes copies to the Investment Professionals following any change. The Guidelines are meant to convey Jennison’s general approach to voting decisions on certain issues. Nevertheless, Investment Professionals are responsible for reviewing all proposals related to fundamental strategies individually and making final decisions based on the merits of each voting opportunity.

If an Investment Professional believes that Jennison should vote in a way that is different from the Guidelines, the Proxy Team is notified. In certain circumstances, an Investment Professional may conclude that different clients should vote in different ways, or that it is in the best interests of some or all clients to abstain from voting.

The Proxy Team is responsible for maintaining Investment Professionals’ reasons for deviating from the Guidelines.

Client-Specific Voting Mandates

Any client’s specific voting instructions must be communicated or confirmed by the client in writing, either through a provision in the investment advisory contract or through other written correspondence. Such

1	Revised: March 31, 2017

instructions may call for Jennison to vote the client’s securities according to the client’s own voting guidelines, or may indicate that the Company is not responsible for voting the client’s proxies.

The Proxy Team reviews client specific voting instructions and approves operational implementation, and certain instructions may only be implemented on a best efforts basis. The Proxy Team is responsible for communicating such instructions to the third party vendor.

Use of a Third Party Voting Service

Jennison has engaged an independent third party proxy voting vendor that provides research and analytical services, operational implementation and recordkeeping and reporting services. The proxy voting vendor will cast votes in accordance with the Company’s Guidelines, unless instructed otherwise by the Investment Professionals.

Identifying and Addressing Potential Material Conflicts of Interest

There may be instances where Jennison’s interests conflict materially, or appear to conflict materially, with the interests of clients in connection with a proxy vote (a “Material Conflict”). Examples of potential Material Conflicts include, but are not limited to:

•	Jennison managing the pension plan of the issuer.

•	Jennison or its affiliates have a material business relationship with the issuer.

•	Jennison investment professionals who are related to a person who is senior management or a director at a public company.

If an Investment Professional or any other employee perceives a Material Conflict, he or she must promptly report the matter to the Chief Compliance Officer.

When a potential conflict has been identified, the Proxy Team will work with the Investment Professional covering the issuer to complete a Proxy Voting for Conflicts Documentation Form. The Proxy Team is responsible for retaining completed Proxy Voting for Conflicts Documentation Forms.

If the Proxy Voting Committee determines that a Material Conflict is present and if the Investment Professional is recommending a vote that deviates from the Guidelines or there is no specific recommended Guideline vote and decisions are made on a case-by-case basis, then the voting decision must be reviewed and approved by the Investment Professional’s supervisor and the Proxy Committee prior to casting the vote.

Jennison will not abstain from voting a proxy for the purpose of avoiding a Material Conflict.

Quantitatively Derived Holdings and the Jennison Managed Accounts

In voting proxies for non-fundamental strategies such as quantitatively derived holdings and Jennison Managed Accounts (i.e. “wrap”) where the securities are not held elsewhere in the firm, proxies will be voted utilizing the Guidelines. Additionally, in those circumstances where no specific Guidelines exist, the Company will consider the recommendations of the proxy voting vendor.

International Holdings

Jennison will exercise opportunities to vote on international holdings on a best efforts basis. Such votes will be cast based on the same principles that govern domestic holdings.

2	Revised: March 31, 2017

In some countries casting a proxy vote can adversely affect a client, such as countries that restrict stock sales around the time of the proxy vote by requiring “share blocking” as part of the voting process. The Investment Professional covering the issuer will weigh the expected benefits of voting proxies on international holdings against any anticipated costs or limitations, such as those associated with share blocking. Jennison may abstain from voting if it anticipates that the costs or limitations associated with voting outweigh the benefits.

Securities Lending

Jennison may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. The Company does not know when securities are on loan and are therefore not available to be voted. In rare circumstances, Investment Professionals may ask the Proxy Team to work with the client’s custodian to recall the shares so that Jennison can vote. Efforts to recall loaned securities are not always effective since such requests must be submitted prior to the record date for the upcoming proxy vote; therefore voting shares on loan is on a best efforts basis. In determining whether to call back securities that are out on loan, the Investment Professional will consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the security out on loan.

Disclosure to Advisory Clients

Jennison will provide a copy of these Policies and Procedures and the Guidelines to any client upon request. The Company will also provide any client with information about how Jennison has voted that client’s proxies upon request. Any such requests should be forwarded to the Proxy Team, which is responsible for responding, and for documenting the correspondence.

Compliance Reporting for Investment Companies

Upon request, the Proxy Team will provide to each investment company board of directors or trustees for which Jennison acts as sub-adviser reporting needed to satisfy their regulatory and board requirements, including, but not limited to, information required for Form NP-X.

III. Internal	Controls

Supervisory Review

The Proxy Team periodically notifies each Investment Professional’s supervisor of any Guideline overrides authorized by that Investment Professional. The supervisor reviews the overrides to confirm that they appear to have been made based on clients’ best interests, and that they were not influenced by any Material Conflict or other considerations.

The Proxy Voting Committee

The Proxy Voting Committee consists of representatives from Operations, Operational Risk, Legal, and Compliance. It meets at least quarterly, and has the following responsibilities:

•	Review potential Material Conflicts and decide whether a material conflict is present, and needs to be addressed according to these policies and procedures.

•	Review the Guidelines in consultation with the Investment Professionals and make revisions as appropriate.

•	Review these Policies and Procedures annually for accuracy and effectiveness, and recommend and adopt any necessary changes.

•	Review all Guideline overrides.

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•	Review quarterly voting metrics and analysis published by the Proxy Team.

•	Review the performance of the proxy voting vendor and determine whether Jennison should continue to retain their services.

Equity Trade Management Oversight Committee (“ETMOC”)

The ETMOC reviews all Guideline overrides on a quarterly basis to ensure proper override procedures were followed. The ETMOC also reviews any changes to the Guidelines. The ETMOC is comprised of the Chief Executive Officer, Chief Investment Officer, Chief Operating Officer, Chief Compliance Officer, Head of Trading and the Head of Large Cap Growth.

IV. Escalating	Concerns

Any concerns about aspects of the policy that lack specific escalation guidance may be reported to the reporting employee’s supervisor, the Chief Compliance Officer, Chief Legal Officer, Chief Risk Officer, Chief Ethics Officer, Chief Operating Officer or Chief Executive Officer. Alternatively Jennison has an Ethics Reporting Hotline phone number and email address that enable employees to raise concerns anonymously. Information about the Ethics Reporting Hotline phone number and email address can be found on the Jennison intranet’s “Ethics” web page.

V. Discipline	and Sanctions

All Jennison employees are responsible for understanding and complying with the policies and procedures outlined in this policy. The procedures described in this policy are intended to ensure that Jennison and its employees act in full compliance with the law. Violations of this policy and related procedures will be communicated to your supervisor and to senior management through Jennison’s Compliance Council, and may lead to disciplinary action.

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J.P. Morgan Investment Management Inc.

Global Proxy Voting

Procedures and Guidelines

North America, Europe, Middle East, Africa, Central America, South America, and Asia

April 1, 2015

Corporate Governance Policy & Voting Guidelines

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Corporate Governance Policy & Voting Guidelines

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Corporate Governance Policy & Voting Guidelines

I. JPMorgan Asset Management Global Proxy Voting Procedures

A.	Objective

As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a “JPMAM Entity” and collectively as “JPMAM”) may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMAM’s objective is to vote proxies in the best interests of its clients. To further that objective, JPMAM adopted these Procedures.

These Procedures incorporate detailed guidelines for voting proxies on specific types of issues (the “Guidelines”). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMAM may not always vote proxies in accordance with the Guidelines.

B.	Proxy Committee

To oversee the proxy-voting process on an ongoing basis, a Proxy Committee has been established for each global location where proxy-voting decisions are made. Each Proxy Committee is composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of at least 3 Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.

C.	The Proxy Voting Process

JPMAM investment professionals monitor the corporate actions of the companies held in their clients’ portfolios. To assist JPMAM investment professionals with public companies’ proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service (“Independent Voting Service”). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service’s analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below). The Proxy Voting Committee has adopted procedures to identify significant proxies and to recall shares on loan.1

[1]	The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.

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Corporate Governance Policy & Voting Guidelines

Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

Each JPMAM Entity appoints a JPMAM professional to act as a proxy administrator (“Proxy Administrator”) for each global location of such entity where proxy-voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service’s recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, “Overrides”); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

In the event investment professionals are charged with recommending how to vote the proxies, the Proxy Administrator’s duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

In the event a JPMAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification (“Certification”) which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase (“JPMC”) Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMAM’S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients’ interests.

D.	Material Conflicts of Interest

The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser’s interests and those of its clients. To address such material potential conflicts of interest, JPMAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMAM’s investment processes and decisions, including proxy-voting

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Corporate Governance Policy & Voting Guidelines

decisions, and to protect JPMAM’s decisions from influences that could lead to a vote other than in its clients’ best interests, JPMC (including JPMAM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC’s securities, lending, investment banking and other divisions to JPMAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMAM’s predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.

Examples of such material conflicts of interest that could arise include circumstances in which: (i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM’s relationship with such company and materially impact JPMAM’s business; or (ii) a personal relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM’s voting decision.

A conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for J.P. Morgan Funds, or when the proxy administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party either in accordance with JPMorgan proxy voting guidelines or by the third party using its own guidelines.

E.	Escalation of Material Conflicts of Interest

When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, and as necessary, JPMAM’s Chief Fiduciary Officer will evaluate the potential conflict and determine whether an actual material conflict of interest exists, and if so, will recommend how the relevant JPMAM entity will vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.

Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action: removing certain JPMAM personnel from the proxy voting process; “walling off” personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote; voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMAM acted in the best interests of its clients.

F.	Recordkeeping

JPMAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:

•	a copy of the JPMAM Proxy Voting Procedures and Guidelines;

•	a copy of each proxy statement received on behalf of JPMAM clients;

•	a record of each vote cast on behalf of JPMAM client holdings;

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Corporate Governance Policy & Voting Guidelines

•	a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;

•	a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and

•

a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.

It should be noted that JPMAM reserves the right to use the services of the Independent Voting Service to maintain certain required records in accordance with all applicable regulations.

Exhibit A

JPMorgan Chase Bank, N.A.

J.P. Morgan Asset Management (UK) Limited

J.P. Morgan Investment Management Inc.

JF Asset Management Limited

J.P. Morgan Asset Management (Singapore) Limited

JF International Management Inc.

J.P. Morgan Private Investments, Inc.

Security Capital Research & Management Incorporated

Bear Stearns Asset Management

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Corporate Governance Policy & Voting Guidelines

II. Proxy Voting Guidelines

JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.

JPMAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.

In March 2007, JPMAM signed the Principles for Responsible Investment, an initiative of the UN Secretary-General.

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Corporate Governance Policy & Voting Guidelines

A. North America

1. Board of Directors

A.    Uncontested Director Elections

Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:

1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences

2) adopt or renew a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, do not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees. For purposes of defining “affiliation” we will apply either the NYSE listing rule for companies listed on that exchange or the NASDAQ listing rule for all other companies.

4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or ii) majority of the votes cast. The review period will be the vote results over a consecutive two year time frame.

5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

6) unilaterally adopt a litigation fee-shifting by-law without shareholder approval. In addition, vote case-by-case on proposals to add litigation fee-shifting arrangements to the by-laws.

7) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent. In the case of a controlled company, vote case-by case on the directors.

8) WITHHOLD from directors who are CEOs of publicly-traded companies who serve on more than three public boards and all other directors who serve on more than four public company boards.

9) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a—Stock-Based Incentive Plans, last paragraph). WITHHOLD votes from compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.

10) WITHHOLD votes from audit committee members in circumstances in which there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company’s internal controls.

11) WITHHOLD votes from compensation committee members who were present at the time of the grant of backdated options or options the pricing or the timing of which we believe may have been manipulated to provide additional benefits to executives.

B.    CEO Votes

Except as otherwise described above, we generally do not vote against a sitting CEO in recognition of the impact the vote may have on the management of the company.

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Corporate Governance Policy & Voting Guidelines

C.    Proxy Access

Generally vote for shareholder proposals requesting companies to amend their by-laws in order to facilitate shareholders’ ability to nominate candidates for directors as long as the minimum threshold of share ownership is 5% (defined as either a single shareholder or group of shareholders) and the minimum holding period of share ownership is 3 years. Generally, we will oppose proposals which restrict share ownership thresholds to a single shareholder.

We recognize the importance of shareholder access to the ballot process as one means to ensure that boards do not become self-perpetuating and self-serving. However, we are also aware that some proposals may promote certain interest groups to the detriment of shareholders generally and could be disruptive to the nomination process.

2. Proxy Contests

A.    Election of Directors

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

B.    Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

3. Ratification of Auditors

Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

Vote case-by-case on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.

Generally vote against auditor indemnification and limitation of liability; however we recognize there may be situations where indemnification and limitations on liability may be appropriate.

4. Proxy Contest Defenses

A.    Board Structure: Staggered vs. Annual Elections

Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company’s governing documents contain each of the following provisions:

•	Majority of board composed of independent directors,

•	Nominating committee composed solely of independent directors,

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Corporate Governance Policy & Voting Guidelines

•	Do not require more than a two-thirds shareholders’ vote to remove a director, revise any bylaw or revise any classified board provision,

•	Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

•	Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,

•	Absence of superior voting rights for one or more classes of stock,

•	Board does not have the sole right to change the size of the board beyond a stated range that been approved by shareholders, and

•	Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

B.    Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

C.    Cumulative Voting

Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company’s governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:

•	Annually elected board,

•	Majority of board composed of independent directors,

•	Nominating committee composed solely of independent directors,

•	Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

•	Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,

•	Absence of superior voting rights for one or more classes of stock,

•	Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

•	Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

D.    Shareholder Ability to Call Special Meeting

Vote against proposals to restrict or prohibit shareholder ability to call special meetings so long as the ability to call special meetings requires the affirmative vote of less than 15% of the shares outstanding. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting, should require more than a de minimis number of shares to call the meeting and subject the company to the expense of a shareholder meeting.

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Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

E.    Shareholder Ability to Act by Written Consent

We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

We generally vote against proposals to allow or facilitate shareholder action by written consent.

F.    Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

5. Tender Offer Defenses

A.    Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

B.    Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

C.    Greenmail

Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

D.    Unequal Voting Rights

Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

E.    Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

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Corporate Governance Policy & Voting Guidelines

F.    Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

6. Miscellaneous Board Provisions

A.    Separate Chairman and CEO Positions

We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:

•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:

(1)	Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

(2)	Serves as liaison between the chairman and the independent directors,

(3)	Approves information sent to the board,

(4)	Approves meeting agendas for the board,

(5)	Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items,

(6)	Has the authority to call meetings of the independent directors, and

(7)	If requested by major shareholders, ensures that he is available for consultation and direct communication;

•	2/3 of independent board;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of outside directors; and

•	Established governance guidelines.

Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers.

B.    Lead Directors and Executive Sessions

In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a “lead” (non-insider) director and for regular “executive” sessions (board meetings taking place without the CEO/Chairman present).

C.    Majority of Independent Directors

We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

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Corporate Governance Policy & Voting Guidelines

Vote for shareholder proposals requesting that the board’s audit, compensation, and/or nominating committees include independent directors exclusively.

Generally vote for shareholder proposals asking for a 2/3 independent board.

D.    Stock Ownership Requirements

Vote for shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.

E.    Hedging / Pledging of Securities

We support full disclosure of the policies of the company regarding pledging and/or hedging of company stocks by executives and board directors. We will vote FOR shareholder proposals which ask for disclosure of this policy. We will vote Case by Case for directors if it is determined that hedging and /or pledging of securities has occurred.

F.    Term of Office

Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

G.    Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the relevant duty of care.

Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

Vote for proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company’s best interests, and (2) the director’s legal expenses would be covered.

H.    Board Size

Vote for proposals to limit the size of the board to 15 members.

I.    Majority Vote Standard

We would generally vote for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

7. Miscellaneous Governance Provisions

A.    Independent Nominating Committee

Vote for the creation of an independent nominating committee.

B.    Confidential Voting

Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy

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contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

C.    Equal Access

Vote for shareholder proposals that would give significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

D.    Bundled Proposals

Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

E.    Charitable Contributions

Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

F.    Date/Location of Meeting

Vote against shareholder proposals to change the date or location of the shareholders’ meeting. No one site will meet the needs of all shareholders.

G.    Include Nonmanagement Employees on Board

Vote against shareholder proposals to include nonmanagement employees on the board.

Constituency representation on the board is not supported, rather decisions are based on director qualifications.

H.    Adjourn Meeting if Votes are Insufficient

Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

I.    Other Business

Vote for proposals allowing shareholders to bring up “other matters” at shareholder meetings.

J.    Disclosure of Shareholder Proponents

Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

K.    Exclusive Venue

Generally, vote for management proposals which seek shareholder approval to make he state of incorporation the exclusive forum for disputes, if the company is a Delaware corporation; otherwise, vote on a case-by-case basis on management proposals which seek shareholder approval to make the state of incorporation, or another state, the exclusive forum for disputes.

8. Capital Structure

A.    Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

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Corporate Governance Policy & Voting Guidelines

Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

B.    Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company’s industry and performance as measured by total shareholder returns.

C.    Reverse Stock Splits

Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company’s industry and performance in terms of shareholder returns.

Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

D.    Blank Check Preferred Authorization

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote for proposals to create “blank check” preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance as measured by total shareholder returns.

E.    Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

F.    Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent.

G.    Restructurings/Recapitalizations

Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan or if the company is in danger of being delisted on a case-by-case basis. Consider the following issues:

Dilution—How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

Change in Control—Will the transaction result in a change in control of the company?

Bankruptcy—Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H.    Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

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Corporate Governance Policy & Voting Guidelines

I.    Targeted Share Placements

These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placemen by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9. Executive and Director Compensation

A.    Stock-based Incentive Plans

Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices.

In addition, we will assess the structure of the equity plan taking into consideration certain plan features as well as grant practices. Once the cost of the plan is estimated and other features are taken into consideration, the plan will be reviewed to determine if it is in the best interest of the shareholders. Problematic pay practices will have a bearing on whether we support the plan. We will consider the pay practices of other companies in the relevant industry and peer companies in this analysis.

Review case-by-case stock based plans for companies which rely heavily upon stock for incentive compensation, taking into consideration the factors mentioned above. These companies include high growth and financial services companies where the plan cost as measured by shareholder value transfer (SVT) appears to be high.

For companies in the Russell 3000 we will generally vote against a plan and/or withhold from members of the compensation committee, when there is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.

B.    Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

C.    Shareholder Proposals to Limit Executive and Director Pay

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.

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Corporate Governance Policy & Voting Guidelines

D.    Say on Pay—Advisory Vote

Generally, review on a case-by-case basis executive pay and practices as well as certain aspects of outside director compensation.

Where the company’s Say on Pay proposal received 60% or less support on its previous Say on Pay proposal, WITHHOLD votes for the compensation committee and or vote against the current Say on Pay proposal unless the company has demonstrated active engagement with shareholders to address the issue as well as the specific actions taken to address the low level of support.

In the case of externally-managed REITs, generally abstain from the advisory vote as there is a lack of transparency in both compensation structure and payout.

Say on Pay—Frequency

JPMAM will review compensation versus long/term performance on an annual basis.

E.    Golden and Tin Parachutes

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.

Change-in-control payments should only be made when there is a significant change in company ownership structure, and when there is a loss of employment or substantial change in job duties associated with the change in company ownership structure (“double-triggered”). Change-in-control provisions should exclude excise tax gross-up and eliminate the acceleration of vesting of equity awards upon a change in control unless provided under a double-trigger scenario.

Generally vote case-by-case for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

F.    401(k) Employee Benefit Plans

Vote for proposals to implement a 401(k) savings plan for employees.

G.    Employee Stock Purchase Plans

Vote for qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.

Vote for nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee’s contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution

H.    Option Expensing

Generally, vote for shareholder proposals to expense fixed-price options.

I.    Option Repricing

In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.

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J.    Stock Holding Periods

Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

K.    Transferable Stock Options

Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

L.    Recoup Bonuses

Vote case-by-case on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

M.    Two Tiered Compensation

Vote against proposals to adopt a two tiered compensation structure for board directors.

10. Incorporation

A.    Reincorporation Outside of the United States

Review on a case-by-case basis proposals to reincorporate the company outside of the U.S.

B.    Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

C.    Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a case-by-case basis. Review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11. Mergers and Corporate Restructurings

A.    Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

B.    Nonfinancial Effects of a Merger or Acquisition

Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors’ fiduciary duty to base decisions solely on the financial interests of the shareholders.

C.    Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, “going private” proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

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Corporate Governance Policy & Voting Guidelines

D.    Spin-offs

Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

E.    Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

F.    Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

G.    Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

H.    Changing Corporate Name

Vote for changing the corporate name.

12. Social and Environmental Issues

We believe that a company’s environmental policies may have a long-term impact on the company’s financial performance. We believe that good corporate governance policies should consider the impact of company operations on the environment and the cost of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. Furthermore, we believe that corporate shareholders have a legitimate need for information to enable them to evaluate the potential risks and opportunities that climate change and other environmental matters pose to the company’s operations, sales and capital investments. We acknowledge that many companies disclose their practices relating to social and environmental issues and that disclosure is improving over time. We generally encourage a level of reporting that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides sufficient information to enable shareholders to evaluate the company’s environmental policies and performance. In general we support management disclosure practices except for those companies that have been involved in controversies, fines or litigation.

A.    Military Business

Vote case-by-case on defense issue proposals.

Vote case-by-case on disclosure reports that seek additional information on military-related operations.

B.    International Labor Organization Code of Conduct

Vote case-by-case on proposals to endorse international labor organization code of conducts.

Vote case-by-case on disclosure reports that seek additional information on company activities in this area.

C.    Promote Human Rights in China, Nigeria, the Sudan and Burma

Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, the Sudan and Burma.

Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.

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Corporate Governance Policy & Voting Guidelines

D.    Equal Employment Opportunity and Discrimination

Vote case-by-case on proposals regarding equal employment opportunities and discrimination.

Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.

E.    Animal Rights

Vote case-by-case on proposals that deal with animal rights.

F.    Product Integrity and Marketing

Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.

Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.

Vote case-by-case on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.

Vote case-by-case on proposals requesting the company to report on its policies, initiatives/procedures, oversight mechanisms related to toxic materials, including certain product line toxicities, and/or product safety in its supply chain.

G.    Human Resources Issues

Vote case-by-case on proposals regarding human resources issues.

Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.

H.    Link Executive Pay with Social and/or Environmental Criteria

Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.

Vote case-by-case on disclosure reports that seek additional information regarding this issue.

I.    High Risk Markets

Vote case-by-case on requests for the company to review and report on the financial and reputation risks associated with operations in “high risk” markets, such as a terrorism-sponsoring state or otherwise.

J.    Political Contribution

Generally vote against proposals asking the company to affirm political non-partisanship in the workplace.

Vote against proposals to publish the company’s political contributions taking into consideration recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending.

13. Foreign Proxies

Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committees located in London, Tokyo, and Hong Kong. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department.

14. Pre-Solicitation Contact

From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially

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Corporate Governance Policy & Voting Guidelines

result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

What is material non-public information?

The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor’s decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:

•	a pending acquisition or sale of a substantial business;

•	financial results that are better or worse than recent trends would lead one to expect;

•	major management changes;

•	an increase or decrease in dividends;

•	calls or redemptions or other purchases of its securities by the company;

•	a stock split, dividend or other recapitalization; or

•	financial projections prepared by the Company or the Company’s representatives.

What is pre-solicitation contact?

Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., “How do you feel about dual classes of stock?” to very specific inquiries, e.g., “Here’s a term sheet for our restructuring. Will you vote to approve this?”

Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.

It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.

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Corporate Governance Policy & Voting Guidelines

B. Europe, Middle East, Africa, Central America and South America

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Corporate Governance Policy & Voting Guidelines

I.	POLICY

Corporate Governance addresses the agency problems that are induced by the separation of ownership and control in the modern corporation. J.P. Morgan Asset Management (‘JPMAM’) is committed to delivering superior investment performance to its clients worldwide. We believe that one of the drivers of investment performance is an assessment of the corporate governance principles and practices of the companies in which we invest our clients’ assets and we expect those companies to demonstrate high standards of governance in the management of their business at all times.

We have set out herein the principles which provide the framework for our corporate governance and proxy voting activity. Although these apply primarily to the UK and Europe and therefore principally concern accounts managed from the London office, our colleagues in New York, Tokyo and Hong Kong have similar guidelines, consistent with law and best practice in these different locations. Full details are available on request.

Our UK Guidelines are based on the revised UK Corporate Governance Code. Any company complying with its provisions can usually expect JPMAM to support its corporate governance policies. JPMAM is a member of the National Association of Pension Funds (NAPF) and the Investment Management Association (IMA), and we abide by these organisations’ corporate governance principles and also take their guidance into account when implementing our policy. If a company chooses to deviate from the provisions of the Code, we will give the explanations due consideration and take them into account as appropriate, based on our overall assessment of the standards of corporate governance evidenced at the company.

For Continental European markets, we expect companies to comply with local Corporate Governance Codes, where they exist, e.g. the Tabaksblat Code in the Netherlands, the Cromme Codex in Germany, the MEDEF-AFEP Code in France and the Luxembourg ALFI Code of Conduct. We fully recognise that, in certain European markets, there are areas where local law or practice prescribe differing structures or processes to those found in the UK, which must be taken into account. In markets where a comparable standard does not exist, we will use our own Guidelines as the primary basis for our voting and corporate governance activity, whilst taking local market practice into consideration where applicable. JPMAM also is a member of the European Funds and Asset Management Association (EFAMA), the International Corporate Governance Network (ICGN) and the Asian Corporate Governance Association (ACGA).

In our view, our Guidelines meet with the requirements of the US Department of Labor recommendations as they apply to ERISA and US Mutual Funds.

Voting

JPMAM manages the voting rights of the shares entrusted to it as it would manage any other asset. It is the policy of JPMAM to vote shares held in its clients’ portfolios in a prudent and diligent manner, based exclusively on our reasonable judgement of what will best serve the financial interests of the beneficial owners of the security. So far as is practicable we will vote at all of the meetings called by companies in which we are invested.

It should be noted that JPMAM scrutinises every proxy individually, voting for or against each resolution, or actively withholding our vote, on a case-by-case basis. Our primary concern at all times is the best economic interests of our clients. These Guidelines are therefore an indication only of JPMAM’s normal voting policy. The investment analyst or portfolio manager always has discretion to override the policy should individual circumstances dictate.

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Certain markets require that shares being tendered for voting purposes are temporarily immobilised from trading until after the shareholder meeting has taken place. Other markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, empowered with Power of Attorney documentation which can represent considerable cost to clients. Elsewhere, notably Emerging Markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote, or there may be specific financial risks where, for example, voting can preclude participating in certain types of corporate action. In these instances, it may sometimes be in our clients’ best interests to intentionally refrain from voting in certain overseas markets from time to time.

As our Guidelines are primarily targeted at companies listed on main stock exchanges, it is sometimes difficult for smaller companies to apply the same corporate governance rules and we will look at any issues for such companies on a case-by-case basis. We would, however, encourage them to apply the highest possible standards of governance.

Proxy Committee

Responsibility for the formulation of voting policy in each region rests with the Proxy Committee, whose role is to review JPMAM’s corporate governance policy and practice in respect of investee companies and to provide a focal point for corporate governance issues. Each Committee is composed of senior analysts, portfolio managers, governance specialists and members of legal and compliance. Committees meet at least quarterly, or more frequently as circumstances dictate. Each regional Committee reports, in turn, to a Global Proxy Committee, chaired by the Global Head of Equity, which has overall responsibility for our approach to governance issues worldwide, and for ensuring that regional policies comply with the firm’s global governance principles.

Stewardship and Engagement

As long-term owners, we regard regular, systematic and direct contact with senior company management, both executive and non-executive, as crucially important. For UK and European companies in particular, corporate governance specialists routinely attend scheduled one-to-one meetings alongside analysts and portfolio managers, as well as convene dedicated meetings as required in order to debate areas of concern. Full details of our Stewardship Policy are contained in Part III of this document.

JPMAM was a founding signatory to the UK Stewardship Code and we believe that our existing stewardship policies meet or exceed the standard required under the Code. Our full statement of compliance is available to view or download on our website.

Sustainability

JPMAM believes that non-financial issues, such as social, environmental and sustainability issues can have an economic impact on our clients’ investments. We expect the companies in which we invest to behave in a manner consistent with these wider obligations. Full details are contained in Part IV of this document.

Conflicts of Interest

Typical conflicts include where JPMC or its Affiliates are involved in a transaction at an investee company, or provide banking or other services, or where JPM personnel sit on other company boards.

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In order to maintain the integrity and independence of JPMAM’s proxy voting decisions, JPMorgan Chase (including JPMAM) has established formal barriers designed to restrict the flow of information between JPMC’s securities, lending, investment banking and other divisions to JPMAM investment professionals. The policy is available to download from our website.

Where a potential material conflict of interest has been identified, JPMAM will call upon an independent third-party to make the voting decision, or it will contact individual clients to approve any voting decision, or may elect not to vote. A record of all such decisions is available to clients on request.

Stocklending

Stock which is lent cannot normally be voted, as the right to vote is effectively lent with the shares. For routine voting, JPMAM views the revenue from lending activities to be of more value to the client than the ability to vote. However, we reserve the right to recall stock on loan in exceptional circumstances, in order to protect our clients’ interests in the event of a particularly important or close vote.

Finally, it should be pointed out that this document is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager, or the J.P. Morgan Corporate Governance Team.

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Corporate Governance Policy & Voting Guidelines

J.P. Morgan Asset Management

London Proxy Committee

March 2015

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Corporate Governance Policy & Voting Guidelines

II.	VOTING GUIDELINES

1.	REPORTS & ACCOUNTS

Annual Report

Reports and accounts should be both detailed and transparent and should be submitted to shareholders for approval. They should meet accepted reporting standards, such as those prescribed by of the International Accounting Standards Board (IASB) and should meet with the spirit as well as the letter of those reporting standards.

The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist, together with detailed explanations regarding any area of non-compliance.

Legal disclosure varies from market to market. If, in our opinion, a company’s standards of disclosure (whilst meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.

Remuneration Report

The remuneration policy as it relates to senior management should ideally be presented to shareholders as a separate voting item. We would expect the report to contain full details of all aspects of individual director’s emoluments. We will endeavour to engage with the company or seek an explanation regarding any areas of remuneration which fall outside our guidelines and we will abstain or vote against the remuneration report and, if appropriate, members of the Remuneration Committee, if we feel that explanation is insufficient. Any material changes to compensation arrangements should be put to shareholders for approval.

The UK has recently introduced a binding vote on remuneration policy. In our view, remuneration policies should stand the test of time, and should not need amendment on an annual or biennial basis. We would therefore expect votes on remuneration policies to occur normally every third year, the maximum allowed under the regulations, and will regard it as concerning where companies feel the need to bring proposed changes to shareholders more frequently than this. Similarly, reporting under the new regulations should not necessarily lead to an increase in the volume of data provided. Investors expect clear and concise reports that are effective at communicating how executive pay is linked to delivery of the company’s strategy in the long-term.

see Compensation

2.	DIVIDENDS

Proposals for the payment of dividends should be presented to shareholders for approval and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if we deem the payout ratio to be too low, or if the earnings and cash cover are inadequate and payment of the proposed dividend would prejudice the solvency or future prospects of the company.

3.	BOARD OF DIRECTORS

Board Structure

Companies should be controlled by an effective board, with an appropriate balance of executive and non-executive directors, such that no single stakeholder or group of stakeholders has a disproportionate or undue

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level of influence. JPMAM is generally in favour of unitary boards of the type found in the UK, as opposed to tiered board structures. We find that unitary boards offer flexibility while, with a tiered structure, there is a risk of upper tier directors becoming remote from the business, while lower tier directors become deprived of contact with outsiders of wider experience. No director should be excluded from the requirement to submit him/herself for re-election on a regular basis.

Board Independence

JPMAM believes that a strong independent element to a board is essential to the effective running of a company. The calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board’s decisions.

We agree with the ICGN, that the majority of a board should be independent, especially if the company has a joint Chairman / CEO. JPMAM will use its voting powers to encourage appropriate levels of board independence, whilst taking into account local market practice.

In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

Chairman

Boards should be headed by an effective Chairman, who is independent on appointment. There should be a clear division of responsibilities at the head of a company, such that no one individual has unfettered powers of decision. JPMAM believes that the roles of Chairman and Chief Executive Officer should normally be separate and will generally vote against combined posts.

Board Size

Board size should be appropriate to the size and complexity of the company. JPMAM will exercise its voting powers in favour of reducing excessively-large boards wherever possible. Boards with more than 15 directors are usually deemed excessively large, whereas less than 5 directors may be too small to provide sufficient levels of independence for key committees.

Board Diversity

JPMAM is committed to supporting inclusive organisations where everyone can succeed on merit. Recruiting individuals with unique experiences and diverse backgrounds is a fundamental part of strengthening a business, and is an important consideration when searching for new board members. We welcomed the report by Lord Davies in the UK and, although we do not endorse quotas, we expect boards to have a strategy to improve female representation in particular, as well as to consider diversity in its widest sense, both at board level and throughout the business.

Board Committees

Boards should delegate key oversight functions, such as responsibility for Audit, Nominations and Remuneration issues, to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report. Any Committee should have the authority to engage independent advisers where appropriate at the company’s expense.

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Audit Committees should consist solely of non-executive directors, who are independent of management. The Committee should include at least one person with appropriate financial qualifications but they should all undergo appropriate training that provides and maintains a reasonable degree of financial literacy. Formal arrangements should be in place for the Committee to hold regular meetings with external auditors, without executive or staff presence and they should have an explicit right of unrestricted access to company documents and information.

Nomination Committees should be majority-independent; there should be a formal nomination process for the appointment of Directors.

Remuneration Committees should be independent; no director should be able to determine their own emolument. The remuneration report (where applicable) should be the responsibility of the Remuneration Committee.

See Remuneration Report

We agree with the findings of the Walker Review in the UK that boards of banks, or other large or complex companies, should establish a Risk Committee to provide independent oversight and advice to the board on the current risk exposures of the entity and future risk strategy, in order to manage these issues effectively within their business. These bodies should give a summary of their activities in the Annual Report.

Director Independence

We agree with the ICGN that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict and has not been employed in an executive capacity by the company for at least the previous ten years.

A non-executive director who has served more than three terms (or ten years) in the same capacity can no longer normally be deemed to be independent. Directors staying on beyond this duration would require the fullest explanation to shareholders, and we would expect such directors to offer themselves for re-election annually.

In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets’ differing attitudes to director independence.

Director’s Liability

In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding and may not release the board from its legal responsibility.

JPMAM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

Companies may arrange Directors and Officers (‘D&O’) liability insurance to indemnify executives in certain circumstances, such as class action lawsuits and other litigation. JPMAM generally supports such proposals, although we do not approve of arrangements where directors are given 100% indemnification, as this could absolve them of responsibility for their actions and encourage them to act recklessly. Such arrangements should not extend to third parties, such as auditors.

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Multiple Directorships

In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive to hold more than three significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

We agree with the UK Corporate Governance Code that no single individual should chair more than one major listed company.

Investment Trust and Fund Directors

In the UK, the Boards of investment trust companies are unusual in being normally comprised solely of non-executive directors. JPMAM generally prefers that the majority of such boards (including the Chairman) are independent of the management company. We believe this to be appropriate and expect investment trust boards to comply with the Association of Investment Companies (AIC) Code of Corporate Governance.

We note that the AIC Code does not make explicit recommendations on board tenure. We take this into account when assessing director independence, although we agree with the AIC that investment trust companies should have a formal policy on tenure and that any director serving beyond three terms should offer themselves for re-election annually. We also agree with the view of the NAPF, that at least half of the board of an investment trust company (including the Chairman) should be non-executive directors having served for less than nine years, in order to ensure that the board does not become ossified with a large number of long-serving directors.

SICAV and other fund board directors should comply with the ALFI Code of Conduct, or equivalent codes where they exist.

4.	COMPENSATION

Directors’ Contracts

JPMAM believes that directors’ contracts should be of one year’s duration or less, and payments on termination should not exceed one year’s fixed compensation. This is accepted market best practice in the UK as well as other major European markets.

Similarly, we agree with the view of the NAPF, ABI and others that special provisions whereby additional payment becomes due in the event of a change of control are an inappropriate use of shareholder funds and should be discouraged. Market practice regarding the length of director’s service contracts varies enormously: JPMAM is cognisant that it would be inappropriate to enforce UK standards in some other markets. To this end, JPMAM will take into account local market practice when making judgements in this area. Company Chairmen should not normally have executive-style contractual arrangements with the company which include severance terms.

Executive Director’s Remuneration

Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration. Policy in this area cannot easily be prescribed by any code or formula to cater for all circumstances and must depend on responsible and well-informed judgement on the part of remuneration committees. Any remuneration policy should be transparent, simple to understand and fully disclosed to shareholders in a separate Remuneration Report within the Annual Report. Compensation should contain both a fixed element, set by reference to the external market but always cognisant of pay within a

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company’s general workforce, and a variable element, which fully aligns the executive with shareholders and where superior awards can only be achieved by attaining superior performance.

Due consideration should also be given to the effective management of risk within the business. This should be reflected in remuneration arrangements, in order to incentivise appropriate behaviours and, more importantly, discourage excessive risk taking, which may be detrimental to shareholders. Compensation arrangements should provide alignment between managers and shareholders across the cycle, and due consideration should be given to devices such as clawback or bonus/malus arrangements in order to avoid payment for failure.

JPMAM will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees. We feel that the specific amounts and types of employee compensation are within the ordinary business responsibilities of the board and the company management. However, the remuneration of executive directors should be determined by independent remuneration committees and fully disclosed to shareholders. Any stock option plans or long-term incentive plans should meet our guidelines for such plans set forth herein.

We believe firmly that directors should be encouraged to hold meaningful amounts of company stock, equivalent to at least one year’s salary, and two years or more for chief executives , which should be maintained for the duration of employment.

Transaction bonuses, one-off retention awards, or other retrospective ex-gratia payments, should not be made. Similarly, recruitment awards for incoming executives should be limited to the value of awards forgone, and be granted on equivalent terms.

Non-Executive Director’s Remuneration

JPMAM believes that non-executive directors should be paid, at least in part, in shares of the company wherever possible, in order to align their interests with the interests of shareholders. Performance criteria, however, should never be attached. Non-executive directors should not be awarded share options or performance based share awards.

Fixed Compensation

Executives are entitled to a basic salary set by reference to the external market and in particular benchmarked against the company’s immediate peers. Acknowledging that salary often forms the basis for variable compensation, we believe annual increases in salary should be limited and generally in line with the wider workforce of the company. Substantial increases in salary, for example where an executive has been promoted, should be fully justified to shareholders. We do not approve of large increases in fixed salary as a retention mechanism.

Variable Compensation

We generally prefer any variable compensation arrangement to have a short-term and long-term component. Annual bonuses are now a common feature of compensation packages. We prefer that bonuses be capped at a multiple of salary benchmarked against a company’s sector. In industries that operate an overall bonus pool we at least expect a cap on the overall potential pool. Whilst we recognise that annual bonus targets are often, though not always, commercially sensitive, we expect a high degree of disclosure on performance metrics (pre-award) and performance against those metrics (post-award). Payment of bonus for executives should take the form of cash and shares deferred for a defined period of time. Bonus malus and/or clawback are also expected features of any bonus scheme.

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For the long-term component, share-based Long-Term Incentive Plans (LTIPs) and Share Option Schemes (SOSs) should be designed to give directors incentive to perform at the highest levels, and grants under such schemes should be subject to appropriate performance criteria which are challenging and which reflect the company’s long-term strategy and objectives over an appropriate period (at least three years, and preferably five years or more) There should be no award for below-median performance, and awards for at-median performance should be modest. Beneficiaries should be encouraged to retain any resultant shares for a suitable time.

We will generally vote against the re-setting of performance conditions on existing awards, the cancellation and re-issue, re-testing or re-pricing of underwater awards, the backdating of awards or discounted awards.

All incentive plans should be clearly explained and fully disclosed to both shareholders and participants and put to shareholders for approval. Furthermore, each director’s awards, awarded or vested, should be detailed, including term, performance conditions, exercise prices (if any), and the market price of the shares at the date of exercise. They should also take into account appropriate levels of dilution. Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

In all markets JPMAM will vote in favour of well-structured schemes with keen incentives and clear and specific performance criteria, which are challenging in nature and fully disclosed to shareholders in advance. We also favour simplicity both in the number of variable incentive schemes and in their structure. We will vote against payments which are excessive or performance criteria which are undemanding, or where there is excessive discretion exercised by remuneration committees. We would expect remuneration committees to explain why criteria are considered to be challenging and how they align the interests of shareholders with the interests of the recipients.

Pensions

Pension arrangements should be transparent and cost-neutral to shareholders. JPMAM believes it is inappropriate for executives to participate in pension arrangements which are materially different to those of employees (such as continuing to participate in a final salary arrangement, when employees have been transferred to a money purchase scheme). One-off payments into individual director’s pension schemes, changes to pension entitlements and waivers concerning early retirement provisions must be fully disclosed and justified to shareholders.

5.	AUDITORS

Auditor Independence

Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JPMAM will vote against the appointment or re-appointment of auditors who are not perceived as being independent. The length of time both the audit company and the audit partner have served in their capacity with a given company may be a factor in determining independence.

Auditor Rotation

In order to safeguard the independence of the audit, companies should rotate their auditor over time. We agree with the provisions of the UK Competition Commission, that companies should put their external audit contract out to tender at least every ten years.

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Auditor Remuneration

Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit committees should keep under review the non-audit fees paid to the auditor, both in relation to the size of the total audit fee and in relation to the company’s total expenditure on consultancy. A mechanism should be in place to ensure that consultancy work is put out to competitive tender.

We would oppose non-audit fees consistently exceeding audit fees, where no explanation was given to shareholders. Audit fees should never be excessive.

Auditor Indemnification

JPMAM is opposed to the use of shareholders’ funds to indemnify auditors.

see Audit Committee

6.	ISSUE OF CAPITAL

Issue of Equity

In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Any new issue of equity should take into account appropriate levels of dilution. In the UK, such issuances should be consistent with ABI, NAPF and similar guidelines.

JPMAM believes strongly that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis. Pre-emption rights are a fundamental right of ownership and we will vote against any attempts to suspend, bypass or eliminate pre-emption rights, except for purely technical reasons (e.g. rights offers which may not be legally offered to shareholders in certain jurisdictions). We prefer that these issuances are sought annually, and generally do not support multi-year capital issuances, or shares which are issued at a preferential discount to third parties as part of a related-party transaction.

JPMAM will vote against increases in capital which would allow the company to adopt ‘poison pill’ takeover defence tactics, or where the increase in authorised capital would dilute shareholder value in the long-term.

Issue of Debt

JPMAM will vote in favour of proposals which will enhance a company’s long-term prospects. We will vote against any uncapped or poorly-defined increase in bank borrowing powers or borrowing limits, as well as issuances which would result in the company reaching an unacceptable level of financial leverage, where there is a material reduction in shareholder value, or where such borrowing is expressly intended as part of a takeover defence.

Share Repurchase Programmes

JPMAM will vote in favour of share repurchase or buy-back programmes where the repurchase would be in the best interests of shareholders and where the company is not thought to be able to use the cash in a more useful way. We will vote against abusive schemes, or where shares are repurchased at an inappropriate point in the cycle, or when shareholders’ interests could be better served by deployment of the cash for alternative uses.

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7.	MERGERS/ACQUISITIONS

Mergers and acquisitions are always referred to individual portfolio managers and/or investment analysts for a case-by-case decision, based exclusively on the best economic interests of our clients. In exceptional circumstances, we will split our vote and vote differently for individual clients depending on the respective desired investment outcomes of our portfolio managers. JPMAM may also split its vote between different client constituents for technical reasons, such as cross-border mergers where certain groups of clients may not be able to hold the resultant stock, or to reflect differing portfolio strategies and/or investment outcomes.

As a general rule, JPMAM will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value through other means and where all shareholders receive fair and equal treatment under the merger/acquisition terms.

8.	VOTING RIGHTS

JPMAM believes in the fundamental principle of ‘one share, one vote’. Accordingly, we will vote to phase out dual voting rights or classes of share which either confer special voting rights to certain stakeholders, or restricted voting rights and we will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as voting right limits or cumulative voting; directors should represent all shareholders equally and voting power should accrue in direct relation to the shareholder’s equity capital commitment to the company.

While certain fundamental changes to a company’s business, Articles of Association, or share capital should require a supermajority vote, voting on routine business should require a simple majority only (51%). We will generally oppose amendments to require inappropriate supermajority votes, or supermajority requirements which are being introduced as a tool to entrench management.

9.	OTHERS

Poison Pills

Poison pills, or shareholder rights plans, are devices designed to defend against hostile takeover. Typically, they give shareholders of a target company or a friendly third party, the right to purchase shares at a substantial discount to market value, or shares with special conversion rights in the event of a pre-defined ‘triggering event’ occurring (such as an outsider’s acquisition of a certain percentage of stock). Corporations may or may not be able to adopt poison pills without shareholder approval, depending on the market.

JPMAM is fundamentally opposed to any artificial barrier to the efficient functioning of markets. The market for corporate control should, ultimately, be for shareholders, not managers, to decide. We find no clear evidence that poison pills enhance shareholder value. Rather, they are used as tools to entrench management.

JPMAM will generally vote against anti-takeover devices and support proposals aimed at revoking existing plans. Where anti-takeover devices exist, they should be fully disclosed to shareholders and shareholders should be given the opportunity to review them periodically.

Composite Resolutions

Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or ‘bundled’ resolutions, depending on the context and local market practice.

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Any amendments to Articles of Association should be presented to shareholders in such a way that they can be voted on independently. Shareholders should similarly be able to vote on the election of directors individually, rather than in bundled slates.

AOB

We will generally abstain in relation to ‘any other business’ resolutions where we cannot determine the exact nature of the business to be voted on.

Social/Environmental Issues

Companies should conduct their business in a manner which recognises their responsibilities to employees and other stakeholders, as well as broader society and the environment. Full details of our sustainability policy are available in Part IV of this document.

JPMAM reviews shareholder proposals concerning social and environmental issues. In normal circumstances, the consideration of social issues in investment decisions is the duty of directors; nevertheless from time to time, a company’s response to the circumstances of a particular social or environmental issue may have economic consequences, either directly or indirectly. In these cases, the economic effects are considered as primary when determining our vote.

Where management is proposing changes with a social, environmental or ethical dimension, these proposals should be in line with JPMAM’s Social and Environmental policy.

see Social and Environmental

Charitable Issues

Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

Political Issues

JPMAM does not support the use of shareholder funds for political donations.

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J.P. Morgan Asset Management

London Proxy Committee

March 2015

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III.	STEWARDSHIP

J.P. Morgan Asset Management (‘JPMAM’) recognises its wider stewardship responsibilities to its clients as a major asset owner. To this end, we support both the revised FRC Stewardship Code and the EFAMA Code for External Governance, which set out the responsibilities of institutional shareholders in respect of investee companies. JPMAM endorses the Stewardship Code for its UK investments and supports the Principles as best practice elsewhere. We believe that regular contact with the companies in which we invest is central to our investment process and we also recognise the importance of being an ‘active’ owner on behalf of our clients. Our approach to the seven Principles and how we apply them are set out below:

Institutional investors should:

1.	Publicly disclose their policy on how they will discharge their stewardship responsibilities.

JPMAM’s primary activity in the investment chain is as an asset manager for both institutional and retail clients. JPMAM’s investors and corporate governance specialists undertake four broad areas of activity:

i)	Analysis of the governance profiles of the companies in which we invest, in order to identify outliers requiring further engagement;

ii)	Engagement with investee companies, in order to understand issues and promote best practice;

iii)	Informed, investor-led proxy voting;

iv)	Assessment of social and environmental issues, where they have the potential to impact the valuation.

JPMAM does not outsource any of its stewardship activity. Proxy votes are scrutinised individually by governance specialists in conjunction with the analyst or portfolio manager. Automated standing instructions to vote in a certain way (e.g. to always vote with management) are never issued in relation to voting managed out of London.

Where a company deviates from the UK Corporate Governance Code (or equivalent overseas codes, where they exist), JPMAM will always give due consideration to the explanation where it is given.

Copies of our Corporate Governance Policy are available on request, or to download from our website:-

http://am.jpmorgan.co.uk/institutional/aboutus/aboutus/corporategovernance.aspx

Although these policies apply primarily to investments in the UK and Europe and therefore principally concern accounts managed from the London office, our offices in New York, Tokyo and Hong Kong have similar guidelines, consistent with local law and best practice in these different jurisdictions. Full details are available on request.

2.	Have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

As part of our broader Safeguard Policy, JPMAM has established formal barriers designed to restrict the flow of information between JPMC’s securities lending, investment banking and other divisions to JPMAM’s investment professionals, as well as in order to maintain the integrity and independence of our proxy voting decisions and engagement activity.

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The policy document is available to download from our website:-

http://am.jpmorgan.co.uk/institutional/aboutus/aboutus/corporategovernance.aspx

Although we generally take a single, unified approach to voting and engagement, in exceptional circumstances, we will split our vote or modify our engagement when the interests of our clients diverge from each other. This is always dealt with on a case-by-case basis, depending on the respective desired investment outcomes of those clients.

3.	Monitor their investee companies.

JPMAM has a team of corporate governance specialists, located in the ‘front office’ in order to better interact with analysts and portfolio managers regarding governance and stewardship issues. The team maintains a proprietary database containing detailed governance models for over 700 Pan-European companies, including all FTSE100 and selected FTSE250 and other companies, which evolve over time as we engage with companies and understand issues. Each record is updated at least annually. Notes of engagements with companies are retained in order to form a clear audit trail. For analyst-driven investment processes in London, these models are used to generate proprietary Environmental, Social and Governance (‘ESG’) rankings and ratings, which are incorporated into analysts’ models and stock rankings.

Where JPMAM deems it appropriate, we will enter into active dialogue with companies, except to the extent that we may risk becoming insiders or coming into receipt of material, non-public information, which may preclude us from dealing in the shares of the company concerned (although appropriate wall-crossing procedures do exist, if deemed in the best interests of our clients).

Where appropriate, JPMAM will attend key AGMs where we have a major holding, although it should be noted that JPMAM votes at nearly 10,000 shareholder meetings a year in over 70 markets worldwide and, clearly, this is not practicable except in very exceptional circumstances.

4.	Establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.

JPMAM has established clear guidelines on how we escalate our engagement activities in order to protect our clients’ interests. We meet routinely with the senior executives of our investee companies at least annually; in the event that we are not satisfied with either their responsiveness or strategy, we may seek to meet with the chairman or other independent director(s), or express our concerns through the company’s advisers. Where appropriate, we will hold joint engagement meetings with other investors who share our concerns. We may also use our proxy votes in order to try and bring about management change. In extremis, we may consider speaking at the AGM or submitting a shareholder resolution, or requisitioning an EGM in order to bring about change, or to protect our clients’ interests.

5.	Be willing to act collectively with other investors where appropriate.

Subject to applicable laws and regulations in the relevant jurisdictions, JPMAM frequently works with other investors in collective engagement exercises with companies where appropriate (for example under the auspices of the NAPF, ABI and other formal and informal bodies), in order to enhance the effectiveness of our engagement. Circumstances where such collective engagement takes place include board succession planning, remuneration and AGM-related issues, as well as merger and acquisition activity.

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6.	Have a clear policy on voting and disclosure of voting activity.

JPMAM votes at nearly 10,000 shareholder meetings each year, in over 70 markets worldwide. We endeavour to vote in all markets, wherever possible, unless there are certain technical reasons in overseas markets which preclude us from voting, or unless there is a conflict of interest. Votes are investor-led and made on a case-by-case basis, and we do not always support the board.

JPMAM retains the services of the ISS voting agency, although its analyses form only the ‘base case’ voting recommendation and we will frequently take a differing view, based on the results of our engagement activity or our own insights. We also retain the services of Ethix SRI Advisors to assist us with weapons screening and certain social and environmental issues for interested clients.

JPMAM has disclosed its proxy voting and engagement activity to its clients for a number of years. Additionally, we now disclose selected voting highlights and engagement activity, as well as our detailed voting record, publicly on our website. These can be viewed under ‘Commentary and Analysis’ on our Institutional website, or by following the link:-

http://am.jpmorgan.co.uk/institutional/aboutus/aboutus/corporategovernance.aspx

JPMAM and its clients may participate in stocklending programmes. It is not the policy of JPMAM to recall stock on loan for routine votes, where the revenue from lending activities to be of more value to the client than the ability to vote. However, we will recall stock on loan in exceptional circumstances, in order to protect our clients’ interests in the event of a particularly important or close vote. It should be noted that some of our clients participate in third-party lending arrangements directly with their custodians, which may be invisible to JPMAM.

7.	Report periodically on their stewardship and voting activities.

JPMAM produces detailed quarterly voting and engagement activity reports for its clients, and also publishes summary information on its public website. These reports provide qualitative as well as quantitative information. The proxy voting function is independently verified by our external auditor as part of the ISAE3402 review, and oversight of our broader engagement process is also verified in accordance with AAF 01/06 as part of the monitoring stipulated by our UK investment trusts.

JPMAM believes that public disclosure of certain ongoing engagement with companies would be prejudicial to that engagement activity and would not be in the best interests of our clients. In these circumstances, we may decide not to disclose that activity until after the event.

The Proxy Committee has agreed to review this approach periodically, in accordance with the Principles. Finally, it should be pointed out that this statement is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager, or the J.P. Morgan Corporate Governance Team.

Our Statement of Compliance with the UK Stewardship Code can be viewed here:

http://am.jpmorgan.co.uk/institutional/aboutus/aboutus/frcstewardshipcode.aspx

Or follow the link to the FRC website: www.frc.org.uk/documents

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IV.	SOCIAL AND ENVIRONMENTAL

JPMAM believes that companies should act in a socially responsible manner. They should conduct their business in a way which recognises their responsibilities to employees and other stakeholders in the long-term, as well as broader society and the environment.

We have adopted a positive engagement approach to social, environmental and sustainability issues. Thus, specific assets or types of assets are not excluded from portfolios explicitly on social, environmental or ethical criteria (unless specifically requested by clients, or required by local legislation). Rather, analysts take such issues into account as part of the mainstream analytical and stock selection process.

Although JPMAM’s priority at all times is the best economic interests of its clients, we recognise that, increasingly, non-financial issues such as social and environmental factors have the potential to impact the share price, as well as the reputation of companies. Specialists within the ESG Team are tasked with assessing how companies deal with and report on social and environmental risks and issues specific to their sectors and/or industry. This analysis is then used to identify outliers within our investee companies which require further engagement. Engagement will either take place at scheduled company one-to-one meetings, or at dedicated meetings with non-executive directors, or Corporate Social Responsibility (‘CSR’) specialists (where they exist), or via the company’s broker. Our engagement activity is reported to clients on a quarterly basis.

Where social or environmental issues are the subject of a proxy vote, JPMAM will consider the issue on a case-by-case basis, keeping in mind the best economic interests of our clients. Increasingly, shareholder proposals are being used by activist groups to target companies as a means of promoting single-issue agendas. In these instances, it is important to differentiate between constructive resolutions, intended to bring about genuine social or environmental improvement, and hostile proposals intended to limit management power, which may in fact ultimately destroy shareholder value.

In formulating our policy, we have endeavoured not to discriminate against individual companies or sectors purely on the grounds of the particular business sector in which they are involved. Thus a tobacco company or a company in an extractive industry will not be automatically marked down because their sector is perceived as ‘unfriendly’.

We expect major listed companies in particular to have established a CSR Committee or similar body with responsibility for this area. Such a function should have direct access to the board and, ideally, there should be a designated main board director responsible for these issues. We would normally expect companies to publish a separate CSR Report, or to provide a CSR statement within their Annual Report, or on their website.

Controversial Weapons

The only exception to this approach is where investment in a particular sector or activity is prohibited by clients or by local legislation. Investment in landmines, cluster munitions and depleted uranium ammunition (so-called ‘controversial weapons’) is prohibited in certain European jurisdictions and, as a result, these names are excluded from our stock universe for our entire Luxembourg-domiciled SICAV fund range.

J.P. Morgan Asset Management is a signatory to the United Nations Principles of Responsible Investment (‘UNPRI’), which commits participants to six Principles, with the aim of incorporating ESG criteria into their processes when making stock selection decisions and promoting ESG disclosure. The Principles and how we deal with them are set out below:

1.	Incorporate ESG into investment analysis and decision-making

JPMAM has a dedicated ESG team in London, located in the ‘front office’ in order to better advise analysts and portfolio managers regarding ESG issues. The ESG Team routinely benchmarks

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companies in our investment universe versus our Guidelines in order to identify outliers. This then drives our proxy voting and engagement activity. This engagement is ongoing and does not only occur at the time of an AGM. Fund managers in each region routinely take non-financial issues into account as part of the investment process where they have the potential to impact the valuation. For analyst-driven investment processes in London, our proprietary ESG scores are incorporated into analysts’ ratings and stock rankings.

2.	Be active owners and incorporate ESG into ownership policies and practices

JPMAM votes at nearly 10,000 AGMs in over 70 markets worldwide. Votes are investor-led and made on a case-by-case basis. There are ESG policy documents available for each region, as well as a Global Policy, all of which are updated at least annually. Fund managers in all locations undertake regular contact with senior managers of investee companies to discuss issues and promote the interests of our clients.

3.	Seek appropriate ESG disclosure in investee companies

JPMAM participates in a number of initiatives aimed at improving transparency and disclosure at investee companies, as well as stock exchanges, regulators and other bodies worldwide. As investors, we continually scrutinise companies’ Corporate Governance and Corporate Social Responsibility reports and encourage appropriate levels of disclosure.

4.	Promote the Principles

JPMAM works both independently and with industry bodies such as the NAPF, ABI and IMA to promote the Principles within the industry.

5.	Work together to enhance effectiveness

We also participate in joint investor networks such as ICGN, as well as engagement activity under the auspices of various local trade bodies. Where appropriate, we also work with our competitors in collective engagement exercises with companies.

6.	Report our activities

JPMAM produces detailed quarterly ESG activity reports for all of its clients, and also publishes summary information on its public website.

JPMAM is also a signatory to Carbon Disclosure Project. J.P. Morgan Chase is a signatory to the Equator Principles on managing social and environmental risk in project finance. For further information, see:

www.unpri.org

www.cdproject.net

www.equator-principles.com

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Produced by:

Robert G Hardy

Executive Director

Head of Corporate Governance

+44 20 7742 5736

robert.g.hardy@jpmorgan.com

Version 17.02

Published March 2015

For Investment Professional use only – not for retail use or distribution

This document has been produced for information purposes only and as such the views contained herein are not to be taken as an advice or recommendation to buy or sell any investment or interest thereto. Reliance upon information in this material is at the sole discretion of the reader. Any research in this document has been obtained and may have been acted upon by J.P. Morgan Asset Management for its own purpose. The results of such research are being made available as additional information and do not necessarily reflect the views of J.P.Morgan Asset Management. Any forecasts, figures, opinions, statements of financial market trends or investment techniques and strategies expressed are unless otherwise stated, J.P. Morgan Asset Management’s own at the date of this document. They are considered to be reliable at the time of writing, may not necessarily be all-inclusive and are not guaranteed as to accuracy. They may be subject to change without reference or notification to you. Both past performance and yield may not be a reliable guide to future performance and you should be aware that the value of securities and any income arising from them may fluctuate in accordance with market conditions. There is no guarantee that any forecast made will come to pass.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co and its affiliates worldwide. You should note that if you contact J.P. Morgan Asset Management by telephone those lines may be recorded and monitored for legal, security and training purposes. You should also take note that information and data from communications with you will be collected, stored and processed by J.P. Morgan Asset Management in accordance with the EMEA Privacy Policy which can be accessed through the following website http://www.jpmorgan.com/pages/privacy.

Issued in Continental Europe by JPMorgan Asset Management (Europe) Société à responsabilité limitée, European Bank & Business Centre, 6 route de Trèves, L-2633 Senningerberg, Grand Duchy of Luxembourg, R.C.S. Luxembourg B27900, corporate capital EUR 10.000.000.

Issued in the UK by JPMorgan Asset Management (UK) Limited which is authorised and regulated by the Financial Conduct Authority. Registered in England No. 01161446. Registered address: 25 Bank St, Canary Wharf, London E14 5JP, United Kingdom.

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Corporate Governance Policy & Voting Guidelines

C. Asia ex Japan

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I	PRINCIPLES

Corporate governance addresses the agency problems that are induced by the separation of ownership and control in the modern corporation. JPMAM is committed to delivering superior investment performance to its clients worldwide. We believe that one of the drivers of investment performance is an assessment of the corporate governance principles and practices of the companies in which we invest our clients’ assets and we expect those companies to demonstrate high standards of governance in the management of their business.

We have set out below the principles which provide the framework for our corporate governance policy and proxy voting activity. Although the guidelines set out in this document apply to accounts managed from the Hong Kong and Singapore offices, our colleagues in London, New York and Tokyo have similar standards, consistent with law and best practice in these different locations.

Fiduciary Priority. Our clients appoint us to manage their assets in order to maximize the likelihood of meeting or exceeding their investment objectives at acceptable risk levels. Every decision to buy, hold or sell any security will be consistent with that overriding objective.

Stewardship and Engagement. We believe that regular contact with the companies that we invest in is central to our investment process. Our clients expect us, as their delegates, to monitor the governance of companies in which we have invested their assets. We encourage excellence in the management of companies through the considered application of best corporate governance practice.

Proxy Voting. Company management is accountable to the shareholders, our clients. It is our responsibility to ensure this is recognized through the considered use of our clients’ votes.

Sustainability. We believe that non-financial factors such as social, environmental and sustainability issues can have an economic impact on our clients’ investments. We expect the companies in which we invest to behave in a manner consistent with these wider obligations.

Ongoing commitment. We are committed to reviewing our corporate governance principles, policies and guidelines to ensure that they fully reflect our interpretation of best market practice.

II	POLICY AND PROCEDURES

1	Proxy Committee

The JPMAM Asia Proxy Committee oversees the proxy voting process in the Asia ex Japan region. It is composed of senior officers from the investment and client services departments and supported by specialists from compliance and risk management. It meets quarterly, or more frequently as circumstances dictate and its minutes are circulated to senior management including the Global Proxy Committee to which it reports.

2	Voting Policy

JPMAM manages the voting rights of the shares entrusted to it as it would manage any other asset. It is our policy to vote in a prudent and diligent manner, based exclusively on our reasonable judgement of what will best serve the financial interests of the beneficial owners of the security. So far as is practicable we will vote at all of the meetings called by companies in which we are invested.

Our Guidelines are primarily targeted at companies listed on main stock exchanges. It is sometimes difficult for smaller companies to apply the same corporate governance standards and we would look at any issues for such companies on a case-by-case basis. We would, however, encourage them to apply the highest possible standards of governance.

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At AGMs in Asia ex Japan markets, we will generally follow the recommendations of an independent proxy voting service provider for items that are of a routine and non-contentious nature. To ensure we fulfil our fiduciary obligation to always act in our clients best interests, we will review each AGM notice to check whether there are any non-routine matters such as company reorganisations/ restructurings, takeover/ merger and senior management compensation plans included therein. If any such matters are identified then we will consider each one individually so that our clients’ best interests are served. The major routine matters in AGM are as follows:

1. Accept Financial Statement and Statutory Reports

2. Approve Dividend

3. Election and re-election of directors

4. Fix remuneration of directors

5. Appoint auditors and fix remunerations

6. Approve issuance of Equity or Equity-Linked Securities without pre-emptive rights

7. Approve repurchase of shares (up to 20% of issued capital)

8. Authorise reissuance of repurchased shares

Also, certain markets require that shares are blocked from trading in order to be tendered for voting purposes. In these instances, it may be in our clients’ best interests to abstain from voting in order to preserve the ability to trade. For these countries, a decision will be taken on a case-by case basis in conjunction with the portfolio manager in order to determine how our clients’ best interests are served.

To assist us with companies’ proxy voting proposals, we have retained the services of an independent proxy voting provider, who is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing us with a comprehensive analysis of each proxy proposal and providing us with recommendations on how to vote each proxy proposal based on our guidelines.

We have adopted procedures to recall shares on loan if a proposed major corporate event contemplates a shareholder vote to approve or to take other action. However, we may determine: (a) not to recall securities on loan if, in our judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in our judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.

Situations can sometimes arise where more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

In the event a JPMAM investment professional makes a recommendation in connection with an override, the investment professional must provide the appropriate Proxy Administrator with reasons supporting his recommendation and a certification that he received no communication in regard to the proxy that would violate either the JPMorgan Chase Safeguard Policy or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMAM’s interests and that of its clients and that he was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients’ interests.

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Conflicts of Interest

In order to maintain the integrity and independence of JPMAM’s proxy voting decisions, JPMorgan Chase has established formal barriers designed to restrict the flow of information amongst the asset management, securities, lending, investment banking and other divisions.

Where a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with the Proxy Committee, will evaluate the potential conflict and make a recommendation on how to vote the proxy.

Finally, it should be pointed out that this document is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager.

III	VOTING GUIDELINES

Annual Report

Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, and company accounts should employ Generally Accepted Accounting Practices. Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board.

The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist.

Legal disclosure varies from market to market. If, in our opinion, a company’s standards of disclosure are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned . Similar consideration would relate to the use of inappropriate accounting methods.

Dividends

Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if we feel that payment of the proposed dividend would prejudice the solvency or future prospects of the company.

Auditors

Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. We will vote against the appointment or reappointment of auditors who are not perceived as being independent.

Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit fees should never be excessive. Audit committees should keep under review the non-audit fees paid to the auditor, both in relation to the size of the total audit fee and in relation to the company’s total expenditure on consultancy. A mechanism should be in place to ensure that consultancy work is put out to competitive tender. We would oppose non-audit fees consistently exceeding audit fees where no explanation is given to shareholders.

Boards

We believe that it is best practice for the roles of Chairman and Chief Executive Officer to be separate.

We are in favour of unitary boards of the type found in Hong Kong, as opposed to tiered board structures.

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Boards with more than 20 directors are considered to be excessively large.

We believe that a strong independent element to a board is essential to the effective running of a company. The calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board’s decisions. We believe that as a minimum, all boards should have at least three independent directors, unless the company is of such a size that sustaining such a number would be an excessive burden. We will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

Board Committees

Where appropriate, boards should delegate key oversight functions to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report.

Executive Directors’ Remuneration

Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration. We will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees.

Directors’ Liability

In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.

We will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

Directors over 70

We consider that a similar standard of care should be applied to the selection of a director over 70 as would be applied to that of any other director, although we would expect to see such a director offer him or herself for re-election each year.

Directors’ Contract

Generally, we believe that directors’ contracts should be of one year’s duration or less.

Non-Executive Directors

As stated earlier in these guidelines, JPMAM believes that a strong independent element to a board is important to the effective running of a company. In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets’ differing attitudes to director independence.

In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

Audit and Remuneration Committees should be composed exclusively of independent directors.

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Director Independence

We consider that a director will generally be deemed to be independent if he or she has no significant financial, family or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.

Multiple Directorships

In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

Non-Executive Directors’ Remuneration

Non-executive directors should be paid but should not be awarded options.

Bonuses for Retiring Directors and Internal Statutory Auditors

We will generally vote Against proposals for retirement bonuses which will be paid to retirees including one or more directors or statutory auditors designated by companies as an outsider.

Issue of Equity

In most countries, company law requires that shareholder approval be obtained in order to increase the authorized share capital of the company. Proposals for equity issues will also specify whether pre-emptive rights are to be retained or suppressed or partially suppressed for the issue. As a general rule, JPMAM believes that any significant new issue of equity should first be offered to existing shareholders on a pre-emptive basis.

JPMAM will vote in favour of increases in capital which enhance a company’s long-term prospects.

Issue of Debt

Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.

JPMAM will vote in favour of proposals which will enhance a company’s long-term prospects. We will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defence, or where there is a material reduction in shareholder value.

Share Repurchase Programs

Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JPMAM will vote in favour of such programs where the repurchase would be in the best interests of shareholders and where the company is not thought to be able to use the cash in a more useful way.

We will vote against such programs when shareholders’ interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.

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Mergers and Acquisitions

JPMAM always reviews mergers and acquisitions on a case-by-case basis. As a general rule, we will favour mergers and acquisitions where the proposed transaction price represents fair value, where shareholders cannot realise greater value through other means, and where all shareholders receive fair and equal treatment under the offer terms.

Voting Rights

JPMAM believes in the fundamental principle of ‘one share, one vote’. Accordingly, we will vote to phase out dual voting rights or classes of share with restricted voting rights, and will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as cumulative voting; and voting rights should accrue in accordance with the shareholder’s equity capital commitment to the company.

Share Options

Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

We will generally vote against the cancellation and re-issue, re-pricing, of underwater options or the backdating of options.

Long Term Incentive Plans

A long term incentive plan can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year.

JPMAM normally will vote in favour of schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding.

Charitable Issues

Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

Political Issues

JPMAM does not normally support the use of shareholder funds for political donations.

Poison Pills

Poison pills or shareholder rights plans, are devices designed to defend against a hostile takeover. Typically they give shareholders of a target company or a friendly party the right to purchase shares at a substantial discount to market value, or shares with special conversion rights in the event of a pre-defined triggering event such as a outsider’s acquisition of a certain percentage of stock.

JPMAM is fundamentally opposed to any artificial barrier to the efficient functioning of markets. The market for corporate control should ultimately be for shareholders, not managers to decide.

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JPMAM will generally vote against anti-takeover schemes and support proposals aimed at revoking existing plans. Where such devices exist, they should be fully disclosed to shareholders who should be given the opportunity to review them periodically.

Composite Resolutions

Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or bundled resolutions, depending on the context.

JP Morgan Asset Management

Pacific Regional Group – Asia ex Japan

Asia Proxy Committee

March 2015

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D. Japan

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Basic Policy on Corporate Governance

JPMorgan Asset Management (Japan) Ltd adopted the Japanese version of the Stewardship Code in May 2014; subsequently in August 2014, we disclosed the steps we follow with regard to the 7 principles of the Code. We recognize the importance of corporate governance and we will continue with our efforts to engage with companies as responsible institutional investors.

We also positively evaluate the draft final proposal of the Corporate Governance Code released in March 2015, which we believe will serve to further enhance corporate governance in Japan.

1. Purpose of proxy voting

JPMorgan Asset Management (Japan) Ltd (AMJ) manages the voting rights of the shares entrusted to it as it would manage any other asset. It is the policy of AMJ to vote in a prudent and diligent manner, based exclusively on our reasonable judgment of what will best serve the financial interests of the beneficial owners of the security. When exercising our vote, our aim is to evaluate the governance of the company concerned and maximize returns to shareholders over the long term.

2. Proxy voting principles

•	We will vote at all of the meetings called by companies in which we are invested on behalf of our clients who have authorized us to vote.

•	In principle, we will not abstain or withhold our vote. This is to prevent the worst possible outcome, a shareholder meeting failing to meet its quorum and thereby not be effective.

•

It should be noted that AMJ scrutinises every proxy on a case-by-case basis, keeping in mind the best economic interests of our clients. We seek an improvement in the long term earnings or a prevention of deterioration in earnings of the company concerned.

•

Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or “bundled” resolutions. If any agenda item is couched in vague terms or lacking in explanation, so that it would be possible to interpret the item in a manner detrimental to the rights of shareholders, in principle we will not support such a proposal.

•

Our engagement with a company as a shareholder is not limited to voting at the shareholders’ meeting. In the course of meetings with company management, we encourage the exercise of sound management with due consideration for social, environmental and ethical issues and engagement with shareholders. For example, if an accident / incident or corporate misconduct which could negatively impact the company’s economic value occurs, we will seek the implementation and announcement of improvement plans and timely disclosure to shareholders as deemed appropriate.

This document provides the proxy voting guidelines and policy. It is also meant to encompass activities such as engagement with company management. We regard regular, systematic and direct contact with senior company management, both executive and non-executive, as crucially important.

31st  March 2015

JPMorgan Asset Management (Japan) Ltd.

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Corporate Governance Guidelines

Distribution of income/Dividends and share buybacks

As investors, we are seeking sustainable earnings growth over the medium to long term and an expansion in shareholder value of the companies we invest in; thus we believe that concentrating solely on shareholders returns would not be appropriate. During different phases in a company’s development, we understand that the balance between retained earnings, capital expenditure and investment in the business, and returns to shareholders will change.

As a general rule, we will vote against any proposal for the appropriation of profits which involves a pay-out ratio of less than 50% (after taking into account other forms of pay-outs to shareholders such as share repurchase programs), if the capital ratio is equal to or greater than 50% and there is no further need to increase the level of retained earnings. Also, even in the event that the capital ratio is less than 50%, we will vote against management if the pay-out ratio is deemed to be strikingly low (after taking into account other forms of pay-outs such as share repurchase programs) without a valid reason. We believe that, in general, companies should target a total shareholder return of 30%. The guidelines above relating to a company’s capital ratio have not been applied in the case of financial institutions; the income allocation proposals for financial institutions have been assessed on a case by case basis. We note, however, that the capital ratio in the banking industry has improved in recent years and thus believe conditions look more favorable now for returns to shareholders to be enhanced. Thus we believe that financial institutions should also target a total shareholder return of 30%. In instances where we deem that further retention of earnings is no longer required, we believe a total shareholder return greater than 50% would be appropriate.

If the appropriation of profits is not tabled as an item at the annual general meeting, in principle, we will vote against the re-election of directors, in cases where the above conditions are not met.

In addition, we will oppose the dividend proposal where we believe it will prejudice the solvency or future prospects of the company.

When making our decision, we take into account the history of the company’s return to shareholders, not just the outcome of the most recent financial year.

Where a company seeks to amend its articles of association to allow the distribution of income by way of board resolution, we will generally vote against such a proposal unless the company has stated its intention of moving to quarterly dividend payments.

Boards and Directors

Election of Directors

We will generally support the election of directors. However, if the candidate(s) infringes our guidelines with regard to the independence of directors or the number of directors, we will not support the proposal.

In addition, in the case of the re-election of directors, we will vote against candidates who infringe our guidelines pertaining to the length of tenure, pay-out ratio, poorly performing companies, anti-social activities, cross shareholdings, stock options, anti-hostile takeover measures, mergers and acquisitions, capital raising, borrowing and share repurchase programmes. Also, we will not support the re-election of external board members (external directors and external statutory auditors) whose attendance at board meetings falls below 75%. Where there are no external board members, we will generally oppose the re-election of the representative director(s).

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Number of Directors

Boards with more than 15 directors are deemed excessively large, and AMJ will exercise its voting powers in favour of reducing large boards wherever possible. AMJ believes a board with 15 directors or less is appropriate in Japan as well. To ensure a swift management decision-making process, in principle, we will therefore vote against a resolution for the election of directors where the premise is that the board will consist of more than 15 directors.

Director’s Term of Office

Every director should be subject to a re-election process and we believe the term of office should be one year’s duration or less. We well support amendment to the articles reducing the director’s term of office to one year; in principle, we will vote against a proposal where the term exceeds one year.

Length of tenure

We will take the length of tenure into consideration when a director is subject to re-election. In particular, when a director who has served for a long period is offered for re-election, we will take factors such as the company’s performance during that time into consideration.

Separation of Chairman and CEO

AMJ believes it is preferable if the role of Chairman and CEO is separate in Japan as well.

External Directors on the Board of Directors

We encourage the election of multiple external directors on the board of directors. However, we also attach importance to the general composition of the board of directors (eg diversity and suitable balance in the background of the candidates), rather than concentrating purely on the number of external directors.

If there are no external directors on the board of directors or no candidates for external director at the AGM, in principle, we will vote against the election of the representative directors, such as the president of the company. When making our decision on this issue, we will not take the independence of the external director or the candidate for external director into consideration. We encourage the election of multiple external directors on the board of directors.

Independence of external directors

Even if the candidate for external director meets the standards of local Japanese requirements, we believe the following candidates cannot be deemed independent without adequate explanation from the company; we will judge such a candidate to be subject to a conflict of interest and oppose their election as an external director.

•	Was or is employed at an affiliate company

•	Was or is employed at a large shareholder or major business partner

•

Was or is employed at a legal firm, accounting firm, taxation firm, consultant or financial institution such as a bank where a business relationship exists with the company concerned so that a conflict of interest exists

•	An external director whose tenure exceeds 10 years.

Any other candidate who also appears subject to a conflict of interest will be opposed. These criteria apply equally to directors at boards with committees, boards with statutory auditors and boards with supervisory committees.

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We will generally support a proposal to change the structure of the board from a statutory auditor type to one with a board with committees. We support measures to delegate key oversight functions such as Remuneration, Nomination and Audit to independent committees. We will also generally support a change to a board with supervisory committee, provided the company provides a clear and rational explanation behind such a move.

Dismissal of Directors

In principle, we will vote against measures to make the dismissal of directors more difficult.

Election of Statutory Auditors

We will generally support the election of statutory auditors. In the case of the re-election of statutory auditors, we will vote against candidates who infringe our guidelines pertaining to anti-social activities.

Independence of external statutory auditors

Even if the candidate for external statutory auditor meets the standards of local Japanese requirements, we believe the following candidates cannot be deemed independent without adequate explanation from the company; we will judge such a candidate to be subject to a conflict of interest and oppose their election as an external statutory auditor.

•	Was or is employed at an affiliate company

•	Was or is employed at a large shareholder or major business partner

•

Was or is employed at a legal firm, accounting firm, taxation firm, consultant or financial institution such as a bank where a business relationship exists with the company concerned so that a conflict of interest exists

•	An external statutory auditor whose tenure exceeds 10 years.

Any other candidate who also appears subject to a conflict of interest will be opposed.

These criteria apply equally to candidates for alternate external statutory auditors.

Director’s Remuneration

The voting decision will be made in a comprehensive manner taking into account matters such as the recent trend in the company’s earnings. In principle, we will support shareholder resolutions in favour of the disclosure of individual director’s remuneration and bonus payments.

We support the disclosure of the structure of director’s remuneration and the linkage of director’s remuneration to the company’s performance.

In cases where there has been anti-social activity or the company has had poor performance, votes will be cast against the re-election of directors, where this is deemed appropriate. However, where there are no other appropriate proposals, we may vote against an increase in directors’ pay or the payment of bonuses.

Retirement bonus

The voting decision will be made in a comprehensive manner taking into account matters such as the recent trend in the company’s earnings. In principle, we will support shareholder resolutions in favour of the disclosure of individual director’s retirement bonus payments.

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Corporate Governance Policy & Voting Guidelines

AMJ will vote against

•	Golden parachutes

•	Retirement bonus payments to external directors and external statutory auditors.

In cases where there has been anti-social activity or the company has had poor performance, votes will be cast against the re-election of directors, where this is deemed appropriate. However, where there are no other appropriate proposals, we may vote against the payment of retirement bonuses to directors.

Stock Options

Long-term incentive arrangements, such as share option schemes and L-TIPs, should be dependent upon challenging performance criteria and there should be no award for below median performance. The terms should be clearly explained and fully disclosed to shareholders and participants. We will vote against the proposal if the terms are unclear. Deep discount stock option plans will only be supported if exercise is prohibited in the first three years following the award. We will generally vote against the cancellation and re-issue, re-testing or re-pricing, of underwater options. Transaction bonuses, or other retrospective ex-gratia payments, should not be made. In general, we will not support a proposal where the dilution from existing schemes and the new program requiring AGM approval exceeds 10%. AMJ believes that external directors and external statutory auditors, as well as third parties such as clients should not be participants in incentive schemes.

If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding the stock option program, we may oppose the re-election of directors.

Appointment of external audit firms

Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. We will oppose an appointment where we believe a conflict of interest may exist.

Exemption from liability

Apart from those instances where local rules allow, in general, we will vote against a limitation in the legal liability of directors and statutory auditors.

We believe agreements should not be concluded with external audit firms exempting them from liability and we will oppose proposals to amend articles of association to permit the introduction of such agreements.

Poorly performing companies

During our scrutiny of management proposals at AGMs, we will be cognisant of the recent trend in a company’s earnings. For example, where a company has seen a recurring decline in earnings, recorded a large loss, or continuously reported a noticeably low level of return (such as a company with a permanently low ROE), we may determine the poor performance of the company needs to be reflected in our voting activity. (We do not have a ROE target as such, but look at the level and trend in ROE when evaluating companies). In such instances, AMJ will vote against the re-election of a director where shareholder value has been negatively impacted by the poor performance attributable to mistakes made during the director’s term.

Anti-social activities

This is an item included within a Japanese context. There is no strict definition of anti-social activity, but in this context refers to companies, for example, subject to official sanctions from their regulatory bodies or have

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violated the law during the fiscal year in question. In addition, companies which have caused severe social problems or through their actions negatively impacted earnings and caused a severe loss to shareholder value will be considered. Emphasis is placed on the possibility or otherwise of the impairment of shareholder value through these activities.

AMJ expects companies which have been involved in anti-social activities to disclose such activities to shareholders, together with the countermeasures and the remedial measures adopted. If the parties directly involved in the anti-social activity remain on the board of directors, in general, we will vote against the election of those directors and/or statutory auditors concerned. However, where there are no other appropriate proposals, we may vote against the directors’ remuneration, the payment of bonuses or retirement bonuses to directors, or the award of stock options.

Cross-shareholdings

This is an item included within a Japanese context. Where company hold shares or have cross-shareholdings, AMJ believes companies should provide a comprehensive explanation of its mid to long term strategy, including its finance strategy with due concern for capital costs, to shareholders. We expect the board to review the economic rationale and future prospects of its cross-shareholdings with a due regard for associated risks and returns, and articulate the purpose and reason underlying its shareholdings. We will consider voting against the re-election of directors where we believe the holdings of equities is inordinately high in comparison to its shareholders’ equity and the company has not sought to reduce its holdings.

Adoption of anti-hostile takeover measures

AMJ considers such measures on a case-by-case basis. In principle we will oppose such measures, unless it is clear such measures are necessary and effective and will serve to enhance shareholder value. AMJ will generally vote against anti-takeover devices and support proposals aimed at revoking existing plans. AMJ will vote against increases in capital where the increase in authorised capital would dilute shareholder value in the long-term. Also, if management adopts other measures which fulfill the function of an anti-hostile takeover measure without seeking shareholder approval, methods of expressing a vote against management will be determined as deemed appropriate.

In a Japanese context, the following are among the steps we believe that can be viewed as “poison pill” equivalents: 1) MPO financings; 2) increases in authorized share capital without adequate explanation; 3) large scale dilution to parties other than shareholders; 4) issuance of “golden shares”; 5) deliberate changes as to the timing of re-election of directors; 6) lengthy extensions to the directors’ term. From the viewpoint of the safeguarding of shareholder rights, we will oppose the re-election of directors, for example, in this context.

Issue of classified stock

We will oppose the issue of classified stock without a rational explanation regarding the purpose of such a means of fund-raising.

Increase in the authorized share capital

AMJ will vote against the increase in the authorized share capital when we believe this will be detrimental to shareholder value.

Capital Increase

Capital increases will be judged on a case-by-case basis depending on its purpose. AMJ will vote against capital increases if the purpose is to defend against a takeover.

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When new shares are issued, in principle, we believe existing shareholders should be given precedence. Even if this is not the case, we will look at each instance with due care.

If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding a capital increase during the fiscal year in question, we will oppose the election of directors.

Borrowing of Funds

AMJ will vote against abrupt increases in borrowing of funds if the purpose is to defend against a takeover. If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding the borrowing of funds, we will oppose the re-election of directors.

Share Repurchase Programs

AMJ will vote in favour of share repurchase programs if it leads to an increase in the value of the company’s shares. If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding the share repurchase program, we will oppose the re-election of directors.

Mergers/Acquisitions

Mergers and acquisitions must only be consummated at a price representing fair value. If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding the merger/acquisition, we will oppose the re-election of directors.

Social and Environmental Issues

Companies have a social responsibility towards its employees, other stakeholders, the society at large with due regard for the environment. We do believe, however, that where sustainability issues are the subject of a proxy vote, a distinction needs to be made between shareholder proposals which are being used by activist groups to target companies as a means of promoting single-issue agendas which can impair shareholder value and limit the power of management, and those which are constructive with the aim of improving the society and the environment in a meaningful manner. AMJ will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of our clients. In these instances, it is important to differentiate between constructive resolutions, intended to bring about genuine social or environmental improvement, and hostile proposals intended to limit management power, which may in fact ultimately destroy shareholder value.

AMJ does not exclude specific assets or types of assets on purely social, environmental or ethical criteria (unless specifically requested by clients). We do, however, engage with company management on sustainability issues as part of the analytical process.

Conflicts of Interest

In order to maintain the integrity and independence of AMJ’s proxy-voting decisions, without undue influence from business relations with investee companies and to avoid conflicts of interest, AMJ refers to the view of third party governance specialists to form an objective and rational judgment.

There is a possibility that conflicts of interest may arise with other group companies within the JPMorgan Chase (the ultimate parent company of JPMAM) group as such companies may be providing funds or acting as the underwriter for investee companies. In order to maintain the integrity and independence of AMJ’s proxy-voting

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decisions, JPMorgan Chase has established formal barriers designed to restrict the flow of information between its securities, lending, investment banking and other divisions to investment professionals in the Asset Management division.

Nonetheless, where a potential material conflict of interest has been identified, AMJ, within the scope permitted by regulations and with clients, will call upon an independent third-party to make the voting decision, or it will contact individual clients to approve any voting decision, or may elect not to vote.

Shareholder proposals

We will apply the same standards for all proposals with the aim of improving shareholder value. Therefore, whether the proposal has been made by management or by a shareholder will not influence our decision making.

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Loomis, Sayles & Company, L.P.

Proxy Voting Policies and

Procedures

June 30, 2004

AMENDED

March 31, 2005

May 16, 2005

March 31, 2007

August 30, 2007

March 31, 2008

June 25, 2008

September 22, 2009

April 1, 2010

February 15, 2011

April 25, 2011

March 5, 2012

May 10, 2012

February 11, 2013

February 7, 2014

September 8, 2014

June 8, 2015

September 1, 2015

April 8, 2016

March 29, 2017

Proxy Voting Policies and Procedures

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Proxy Voting Policies and Procedures

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Proxy Voting Policies and Procedures

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Proxy Voting Policies and Procedures

1.	GENERAL

A.	Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies on behalf of a client if, in its investment management agreement (“IMA”) with Loomis Sayles, the client has delegated to Loomis Sayles the authority to vote proxies on its behalf. With respect to IMAs executed with clients prior to June 30, 2004, Loomis Sayles assumes that the proxy voting authority assigned by Loomis Sayles at account setup is accurate unless the client or their representative has instructed Loomis Sayles otherwise. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interest of clients, in accordance with Loomis Sayles’ fiduciary duties, SEC rule 206(4)-6 under the Investment Advisers Act of 1940 and Staff Legal Bulletin No. 20 (June 30, 2014). In addition to SEC requirements governing advisers, its Proxy Voting Procedures reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 2016-01, 29 C.F.R. 2509.2016-01 (December 29, 2016).

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

B.	General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1.	Client’s Best Interest. Loomis Sayles’ Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. When considering the best interest of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. Loomis Sayles has established its Proxy Voting Procedures to assist it in making its proxy voting decisions with a view to enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments (taking into account the costs involved). Loomis Sayles will vote against proposals that it believes could adversely impact the current or potential market value of the issuer’s securities during the expected holding period.

2.	Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (1) retain the authority to vote proxies on securities in its account, (2) delegate voting authority to another party or (3) instruct Loomis Sayles to vote proxies according to a policy that differs from that of Loomis Sayles. Loomis Sayles will honor any of these instructions if the client includes the instruction in writing in its IMA or in a written instruction from a person authorized under the IMA to give such instructions. If Loomis incurs additional costs or expenses in following any such instruction, Loomis may request payment of such additional costs or expenses from the client.

3.

Stated Policies. These policies identify issues where Loomis Sayles will (1) generally vote in favor of a proposal, (2) generally vote against a proposal, (3) generally vote as recommended by the proxy voting

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Proxy Voting Policies and Procedures

service and (4) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote.

4.	Abstain from Voting. Our policy is to vote rather than abstain from voting on issues presented unless the client’s best interest requires abstention. Loomis Sayles will abstain in cases where the impact of the expected costs involved in voting exceeds the expected benefits of the vote such as where foreign corporations follow share-blocking practices or where proxy material is not available in English. Loomis Sayles will vote against ballot issues where the issuer does not provide sufficient information to make an informed decision. In addition, there may be instances where Loomis Sayles is not able to vote proxies on a client’s behalf, such as when ballot delivery instructions have not been processed by a client’s custodian, the Proxy Voting Service has not received a ballot for a client’s account or under other circumstances beyond Loomis Sayles’ control.

5.	Oversight. All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the client’s best interests.

6.	Availability of Procedures. Upon request, Loomis Sayles provides clients with a copy of its Proxy Voting Procedures, as updated from time to time. In addition, Loomis Sayles includes its Proxy Voting Procedures and/or a description of its Proxy Voting Procedures on its public website, www.loomissayles.com, and in its Form ADV, Part II.

7.	Disclosure of Vote. Upon request, a client can obtain information from Loomis Sayles on how its proxies were voted. Any client interested in obtaining this information should contact its Loomis Sayles representatives.

8.	Disclosure to Third Parties. Loomis Sayles’ general policy is not to disclose to third parties how it (or its voting delegate) voted a client’s proxy except that for registered investment companies, Loomis Sayles makes disclosures as required by Rule 30(b)(1)-(4) under the Investment Company Act of 1940 and, from time to time at the request of client groups, Loomis may make general disclosures (not specific as to client) of its voting instructions.

C.	Proxy Committee.

1.	Proxy Committee. Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of representatives of the Equity Research department and the Legal & Compliance department and other employees of Loomis Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, his or her designee acts on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience. Each portfolio manager of an account that holds voting securities of an issuer or analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with the vote of proxies.

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Proxy Voting Policies and Procedures

2.	Duties. The specific responsibilities of the Proxy Committee include,

a.	to develop, authorize, implement and update these Proxy Voting Procedures, including:

(i) annual review of these Proxy Voting Procedures to ensure consistency with internal policies and regulatory agency policies,

(ii) annual review of existing voting guidelines and development of additional voting guidelines to assist in the review of proxy proposals, and

(iii) annual review of the proxy voting process and any general issues that relate to proxy voting;

b.	to oversee the proxy voting process, including:

(i) overseeing the vote on proposals according to the predetermined policies in the voting guidelines,

(ii) directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration,

(iii) consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate, and

(iv) periodically sampling or engaging an outside party to sample proxy votes to ensure they comply with the Proxy Voting Procedures and are cast in accordance with the clients’ best interests;

c.	to engage and oversee third-party vendors, such as Proxy Voting Services, including:

(i) determining whether a Proxy Voting Service has the capacity and competency to adequately analyze proxy issues by considering:

(a) the adequacy and quality of the Proxy Voting Service’s staffing and personnel, and

(b) the robustness of the Proxy Voting Service’s policies and procedures regarding its ability to ensure that its recommendations are based on current and accurate information and to identify and address any relevant conflicts of interest,

(ii) providing ongoing oversight of Proxy Voting Services to ensure that proxies continue to be voted in the best interests of clients,

(iii) receiving and reviewing updates from Proxy Voting Services regarding relevant business changes or changes to Proxy Voting Services’ conflict policies and procedures, and

(iv) in the event that the Proxy Committee becomes aware that a Proxy Voting Service’s recommendation was based on a material factual error, investigating the error, considering the nature of the error and the related recommendation, and determining whether the Proxy Voting Service has taken reasonable steps to reduce the likelihood of similar errors in the future; and

d.	to develop and/or modify these Proxy Voting Procedures as appropriate or necessary.

3.	Standards.

a.

When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interest as described in section 1(B)(1) above. In the event a client believes that

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Proxy Voting Policies and Procedures

its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b.	When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

4.	Charter. The Proxy Committee may adopt a Charter, which shall be consistent with these Proxy Voting Procedures. Any Charter shall set forth the Committee’s purpose, membership and operation and shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal (e.g., he or she is a portfolio manager for an account of the issuer).

D.	Conflicts of Interest.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Proxy Voting Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

E.	Recordkeeping and Disclosure.

Loomis Sayles or its Proxy Voting Service will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures and its charter; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

Loomis Sayles will provide disclosure of its Proxy Voting Procedures as well as its voting record as required under applicable SEC rules.

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Proxy Voting Policies and Procedures

2.	PROPOSALS USUALLY VOTED FOR

Proxies involving the issues set forth below generally will be voted FOR.

Adjustments to Par Value of Common Stock: Vote for management proposals to reduce the par value of common stock.

Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.

Appraisal Rights: Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Authority to Issue Shares: Vote for proposals by boards to authorize the issuance of shares (with or without preemptive rights) to the extent the size of the proposed issuance in proportion to the issuer’s issued ordinary share capital is consistent with industry standards and the recommendations of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Blank Check Preferred Authorization:

A. Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.

B. Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

C. Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

Chairman and CEO are the Same Person: Vote for proposals that would require the positions of chairman and CEO to be held by different persons.

Changing Corporate Name: Vote for changing the corporate name.

Confidential Voting: Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote for management proposals to adopt confidential voting.

Cumulative Voting: Vote for proposals to permit cumulative voting, except where the issuer already has in place a policy of majority voting.

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Delivery of Electronic Proxy Materials: Vote for proposals to allow electronic delivery of proxy materials to shareholders.

Director Nominees in Uncontested Elections:

A. Vote for proposals involving routine matters such as election of directors, provided that two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.

B. Vote against nominees that are CFOs and, generally, against nominees that the Proxy Voting Service has identified as not acting in the best interest of shareholders. Vote against nominees that have attended less than 75% of board and committee meetings, unless a reasonable cause (e.g., health or family emergency) for the absence is noted and accepted by the Proxy Voting Service and the board. Vote against affiliated or inside nominees who serve on a board committee or if two thirds of the board would not be independent. Vote against governance or nominating committee members if there is no independent lead or presiding director and if the CEO and chairman are the same person. Generally, vote against audit committee members if auditor ratification is not proposed, except in cases involving mutual fund board members, who are not required to submit auditor ratification for shareholder approval pursuant to Investment Company Act of 1940 rules. Vote against compensation committee members when the Proxy Voting Service recommends a vote against the issuer’s “say on pay” advisory vote. A recommendation of the Proxy Voting Service will generally be followed when electing directors of foreign companies.

C. Generally, vote against all members of a board committee and not just the chairman or a representative thereof in situations where the Proxy Voting Service finds that the board committee has not acted in the best interest of shareholders.

D. Vote as recommended by the Proxy Voting Service when directors are being elected as a slate and not individually.

Director Related Compensation: Vote for proposals that are required by and comply with the applicable statutory or listing requirements governing the issuer. Review on a case-by-case basis all other proposals.

Election of Mutual Fund Trustees: Vote for nominees who oversee less than 60 mutual fund portfolios. Vote against nominees who oversee 60 or more mutual fund portfolios that invest in substantially different asset classes (e.g., if the applicable portfolios include both fixed income funds and equity funds). Vote on a case-by-case basis for or against nominees who oversee 60 or more mutual fund portfolios that invest in substantially similar asset classes (e.g., if the applicable portfolios include only fixed income funds or only equity funds).

Equal Access: Vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

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Proxy Voting Policies and Procedures

Fair Price Provisions:

A. Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

B. Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Golden and Tin Parachutes:

A. Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.

B. Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Greenshoe Options (French issuers only): Vote for proposals by boards of French issuers in favor of greenshoe options that grant the issuer the flexibility to increase an over-subscribed securities issuance by up to 15% so long as such increase takes place on the same terms and within thirty days of the initial issuance, provided that the recommendation of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Independent Audit, Compensation and Nominating Committees: Vote for proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

Independent Board Chairman:

A. Vote for shareholder proposals that generally request the board to adopt a policy requiring its chairman to be “independent,” as defined by a relevant exchange or market with respect to any issuer whose enterprise value is, according to the Proxy Voting Service, greater than or equal to $10 billion.

B. Vote such proposals on a case-by-case basis when, according to the Proxy Voting Service, the issuer’s enterprise value is less than $10  billion.

Majority Voting: Vote for proposals to permit majority rather than plurality or cumulative voting for the election of directors/trustees.

OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

A. Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

B. Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

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C. Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

D. Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Ratifying Auditors:

A. Generally vote for proposals to ratify auditors.

B. Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position. In general, if non-audit fees amount to 35% or more of total fees paid to a company’s auditor we will vote against ratification and against the members of the audit committee.

C. Vote against ratification of auditors and vote against members of the audit committee where it is known that an auditor has negotiated an alternative dispute resolution procedure.

Reverse Stock Splits: Vote for management proposals to reduce the number of outstanding shares available through a reverse stock split.

Right to Adjourn: Vote for the right to adjourn in conjunction with a vote for a merger or acquisition or other proposal, and vote against the right to adjourn in conjunction with a vote against a merger or acquisition or other proposal.

Right to Call a Special Meeting: Vote for proposals that set a threshold of 10% of the outstanding voting stock as a minimum percentage allowable to call a special meeting of shareholders. Vote against proposals that increase or decrease the threshold from 10%.

Share Cancellation Programs: Vote for management proposals to reduce share capital by means of cancelling outstanding shares held in the issuer’s treasury.

Shareholder Ability to Alter the Size of the Board:

A. Vote for proposals that seek to fix the size of the board.

B. Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Shareholder Ability to Remove Directors: Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

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Proxy Voting Policies and Procedures

Share Repurchase Programs: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends: Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100  percent of existing authorized shares.

White Squire Placements: Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.

Written Consent: Vote for proposals regarding the right to act by written consent when the Proxy Voting Service recommends a vote for the proposal. Proposals regarding the right to act by written consent where the Proxy Voting Service recommends a vote against will be sent to the Proxy Committee for determination.

3.	PROPOSALS USUALLY VOTED AGAINST

Proxies involving the issues set forth below generally will be voted AGAINST.

Common Stock Authorization: Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company. A recommendation of the Proxy Voting Service will generally be followed.

Director and Officer Indemnification and Liability Protection:

A. Proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.

B. Vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director’s legal expenses would be covered.

Exclusive Forum Provisions: Vote against proposals mandating an exclusive forum for any shareholder lawsuits. Vote against the members of the issuer’s governance committee in the event of a proposal mandating an exclusive forum without shareholder approval.

Overboarded Executive Officer Director Nominees: Vote for an executive officer director nominee that sits on less than three company boards. Vote against an executive officer director nominee that sits on three or more company boards. A recommendation of the Proxy Voting Service will generally be followed.

Shareholder Ability to Act by Written Consent: Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

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Proxy Voting Policies and Procedures

Shareholder Ability to Call Special Meetings: Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Shareholder Ability to Remove Directors:

A. Vote against proposals that provide that directors may be removed only for cause.

B. Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Share Retention by Executives: Generally vote against shareholder proposals requiring executives to retain shares of the issuer for fixed periods unless the board and the Proxy Voting Service recommend voting in favor of the proposal.

Staggered Director Elections: Vote against proposals to classify or stagger the board.

Stock Ownership Requirements: Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

Supermajority Shareholder Vote Requirements: Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

Unequal Voting Rights:

A. Vote against dual class exchange offers and dual class recapitalizations.

B. Vote, on a case-by-case basis, proposals to eliminate an existing dual class voting structure.

4.	PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE

Proxies involving compensation issues, not limited to those set forth below, generally will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis.

401(k) Employee Benefit Plans: Vote for proposals to implement a 401(k) savings plan for employees.

Compensation Plans: Votes with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

Employee Stock Ownership Plans (“ESOPs”): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of

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Proxy Voting Policies and Procedures

shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares). A recommendation of the Proxy Voting Service will generally be followed.

Executive Compensation Advisory Resolutions (“Say-on-Pay”): A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote for shareholder proposals to permit non-binding advisory votes on executive compensation.

B. Non-binding advisory votes on executive compensation will be voted as recommended by the Proxy Voting Service.

C. Vote for an annual review of executive compensation.

Non-Material Miscellaneous Bookkeeping Proposals: A recommendation of the Proxy Voting Service will generally be followed regarding miscellaneous bookkeeping proposals of a non-material nature.

Preemptive Rights: Votes with respect to preemptive rights generally will be voted as recommended by the Proxy Voting Service subject to Common Stock Authorization requirements above.

Proxy Access: A recommendation of the Proxy Voting Service will generally be followed with regard to proposals intended to grant shareholders the right to place nominees for director on the issuer’s proxy ballot (“Proxy Access”). The nominating shareholder(s) should hold, in aggregate, at least 3% of the voting shares of the issuer for at least three years, and be allowed to nominate up to 25% of the nominees. All other proposals relating to Proxy Access will be reviewed on a case-by-case basis.

Stock Option Plans: A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote against plans which expressly permit repricing of underwater options.

B. Vote against proposals to make all stock options performance based.

C. Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.

D. Vote for proposals that request expensing of stock options.

Technical Amendments to By-Laws: A recommendation of the Proxy Voting Service will generally be followed regarding technical or housekeeping amendments to by-laws or articles designed to bring the by-laws or articles into line with current regulations and/or laws.

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Proxy Voting Policies and Procedures

5.	PROPOSALS REQUIRING SPECIAL CONSIDERATION

The Proxy Committee will vote proxies involving the issues set forth below generally on a case-by-case basis after review. Proposals on many of these types of matters will typically be reviewed with the analyst following the company before any vote is cast.

Asset Sales: Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Bundled Proposals: Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Charitable and Political Contributions and Lobbying Expenditures: Votes on proposals regarding charitable contributions, political contributions, and lobbying expenditures, should be considered on a case-by-case basis. Votes for UK issuers concerning political contributions will be voted for if the issuer states that (a) it does not intend to make any political donations or incur any expenditures in respect to any political party in the EU; and (b) the proposal is submitted to ensure that the issuer does not inadvertently breach the Political Parties, Elections and Referendums Act 2000 and sections 366 and 367 of the Companies Act 2006.

Compensation in the Event of a Change in Control: Votes on proposals regarding executive compensation in the event of a change in control of the issuer should be considered on a case-by-case basis.

Conversion of Debt Instruments: Votes on the conversion of debt instruments should be considered on a case-by-case basis after the recommendation of the relevant Loomis Sayles equity or fixed income analyst is obtained.

Corporate Restructuring: Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

Counting Abstentions: Votes on proposals regarding counting abstentions when calculating vote proposal outcomes should be considered on a case-by-case basis.

Debt Restructurings: Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution – How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control – Will the transaction result in a change in control of the company? Bankruptcy – Loomis Sayles’ Corporate Actions Department is responsible for consents related to bankruptcies and debt holder consents related to restructurings.

Delisting a Security: Review on a case-by-case basis all proposals to delist a security from an exchange.

Director Nominees in Contested Elections: Votes in a contested election of directors or vote no campaign must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of

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Proxy Voting Policies and Procedures

the target company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Disclosure of Prior Government Service: Review on a case-by-case basis all proposals to disclose a list of employees previously employed in a governmental capacity.

Environmental and Social Issues: Proxies involving social and environmental issues, not limited to those set forth below, frequently will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis if the Proxy Committee believes that a particular proposal (i) could have a significant impact on an industry or issuer (ii) is appropriate for the issuer and the cost to implement would not be excessive, (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk or (iv) is otherwise appropriate for the issuer. Loomis Sayles will consider whether such proposals are likely to enhance the value of the client’s investments after taking into account the costs involved, and will not subordinate the economic interests of the client to unrelated objectives, but may consider collateral goals.

Animal Rights: Proposals that deal with animal rights.

Energy and Environment: Proposals that request companies to file the CERES Principles.

Equal Employment Opportunity and Discrimination: Proposals regarding equal employment opportunities and discrimination.

Human Resources Issues: Proposals regarding human resources issues.

Maquiladora Standards and International Operations Policies: Proposals relating to the Maquiladora Standards and international operating policies.

Military Business: Proposals on defense issues.

Northern Ireland: Proposals pertaining to the MacBride Principles.

Product Integrity and Marketing: Proposals that ask companies to end their production of legal, but socially questionable, products.

Third World Debt Crisis: Proposals dealing with third world debt.

Golden Coffins: Review on a case-by-case basis all proposals relating to the obligation of an issuer to provide remuneration or awards to survivors of executives payable upon such executive’s death.

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Proxy Voting Policies and Procedures

Greenmail:

A. Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

B. Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Liquidations: Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Mergers and Acquisitions: Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Mutual Fund Distribution Agreements: Votes on mutual fund distribution agreements should be evaluated on a case-by-case basis.

Mutual Fund Fundamental Investment Restrictions: Votes on amendments to a mutual fund’s fundamental investment restrictions should be evaluated on a case-by-case basis.

Mutual Fund Investment Advisory Agreement: Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

Poison Pills:

A. Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

B. Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

C. Review on a case-by-case basis management proposals to ratify a poison pill.

Proxy Access: Proposals to allow shareholders to nominate their own candidates for seats on a board should be evaluated on a case-by-case basis.

Proxy Contest Defenses: Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis.

Reimburse Proxy Solicitation Expenses: Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

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Proxy Voting Policies and Procedures

Reincorporation Proposals: Proposals to change a company’s domicile should be examined on a case-by-case basis.

Shareholder Advisory Committees: Review on a case-by-case basis proposals to establish a shareholder advisory committee.

Shareholder Proposals to Limit Executive and Director Pay:

A. Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

B. Review on a case-by-case basis (i) all shareholder proposals that seek to limit executive and director pay and (ii) all advisory resolutions on executive pay other than shareholder resolutions to permit such advisory resolutions. Vote against proposals to link all executive or director variable compensation to performance goals.

Spin-offs: Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

State Takeover Statutes: Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Tender Offer Defenses: Generally, proposals concerning tender offer defenses should be evaluated on a case-by-case basis.

Transition Manager Ballots: Any ballot received by Loomis Sayles for a security that was held for a client by a Transition Manager prior to Loomis Sayles’ management of the client’s holdings will be considered on a case-by case basis by the Proxy Committee (without the input of any Loomis Sayles analyst or portfolio manager) if such security is no longer held in the client’s account with Loomis Sayles.

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Massachusetts Financial Services Company

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

March 1, 2018

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd., MFS Investment Management K.K., MFS International Australia Pty. Ltd.; and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.	Voting Guidelines;

B.	Administrative Procedures;

C	Records Retention; and

D.	Reports.

A.	VOTING GUIDELINES

1.	General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate, in MFS’ sole judgment.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

2.	MFS’ Policy on Specific Issues

Election of Directors

MFS believes that good governance should be based on a board with at least a simple majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) consist entirely of “independent” directors. While MFS generally supports the board’s nominees in uncontested or non-contentious elections, we will not support a nominee to a board of a U.S. issuer (or issuer listed on a U.S. exchange) if, as a result of such nominee being elected to the board, the board would consist of a simple majority of members who are not “independent” or, alternatively, the compensation, nominating (including instances in which the full board serves as the compensation or nominating committee) or audit committees would include members who are not “independent.”

MFS will also not support a nominee to a board if we can determine that he or she attended less than 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials or other company communications. In addition, MFS may not support some or all nominees standing for re-election to a board if we can determine: (1) the board or its compensation committee has re-priced or exchanged underwater stock options since the last annual meeting of shareholders and without shareholder approval; (2) the board or relevant committee has not taken adequately responsive action to an issue that received majority support or opposition from shareholders; (3) the board has implemented a poison pill without shareholder approval since the last annual meeting and such poison pill is not on the subsequent shareholder meeting’s agenda, (including those related to net-operating loss carry-forwards); (4) the board or relevant committee has failed to adequately oversee risk by allowing the hedging and/or significant pledging of company shares by executives; or (5) there are governance concerns with a director or issuer.

MFS also believes that a well-balanced board with diverse perspectives is a foundation for sound corporate governance. MFS will generally vote against the chair of the nominating & governance committee at any U.S. company whose board is comprised of less than 10% female directors. MFS may consider, among other factors, whether the company is transitioning towards increased board gender diversity in determining MFS’ final voting decision.

For directors who are not a CEO of a public company, MFS will vote against a nominee who serves on more than four (4) public company boards in total, and for a director who is also a CEO of a public company, MFS will vote against a nominee who serves on more than two (2) public-company boards in total. MFS may consider exceptions to this policy if (i) the company has disclosed the director’s plans to step down from the number of public company boards exceeding four (4) or two (2), as applicable, within a reasonable time; or (ii) the director exceeds the permitted number of public company board seats solely due to either his/her board service on an affiliated company (e.g., a subsidiary), or service on more than one investment company within the same investment company complex (as defined by applicable law). With respect to a director who serves as a CEO of a public company, MFS will support his or her re-election to the board of the company for which he or she serves as CEO.

MFS may not support certain board nominees of U.S. issuers under certain circumstances where MFS deems compensation to be egregious due to pay-for-performance issues and/or poor pay practices. Please see the section below titled “MFS’ Policy on Specific Issues—Advisory Votes on Executive Compensation” for further details.

MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of all nominees, and an evaluation of what each side is offering shareholders.

Majority Voting and Director Elections

MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”).

Classified Boards

MFS generally supports proposals to declassify a board (i.e.; a board in which only one-third of board members is elected each year) for all issuers other than for certain closed-end investment companies. MFS generally opposes proposals to classify a board for issuers other than for certain closed-end investment companies.

Proxy Access

MFS believes that the ability of qualifying shareholders to nominate a certain number of directors on the company’s proxy statement (“Proxy Access”) may have corporate governance benefits. However, such potential benefits must be balanced by its potential misuse by shareholders. Therefore, we support Proxy Access proposals at U.S. issuers that establish an ownership criteria of 3% of the company held continuously for a period of 3 years. In our view, such qualifying shareholders should have the ability to nominate at least 2 directors. Companies should be mindful of imposing any undue impediments within its bylaws that may render Proxy Access impractical, including re-submission thresholds for director nominees via Proxy Access.

MFS analyzes all other proposals seeking Proxy Access on a case-by-case basis. In its analysis, MFS will consider the proposed ownership criteria for qualifying shareholders (such as ownership threshold and holding period) as well as the proponent’s rationale for seeking Proxy Access.

Stock Plans

MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or that could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year. In the cases where a stock plan amendment is seeking qualitative changes and not additional shares, MFS will vote its shares on a case-by-case basis.

MFS also opposes stock option programs that allow the board or the compensation committee to re-price underwater options or to automatically replenish shares without shareholder approval. MFS also votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted. MFS will consider proposals to exchange existing options for newly issued options, restricted stock or cash on a case-by-case basis, taking into account certain factors, including, but not limited to, whether there is a reasonable value-for-value exchange and whether senior executives are excluded from participating in the exchange.

MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

Shareholder Proposals on Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. However, MFS also recognizes that certain executive compensation practices can be “excessive” and not in the best, long-term economic interest of a company’s shareholders. We believe that the election of an issuer’s board of directors (as outlined above), votes on stock plans (as outlined above) and advisory votes on pay (as outlined below) are typically the most effective mechanisms to express our view on a company’s compensation practices.

MFS generally opposes shareholder proposals that seek to set rigid restrictions on executive compensation as MFS believes that compensation committees should retain some flexibility to determine the appropriate pay package for executives. Although we support linking executive stock option grants to a company’s performance, MFS also opposes shareholder proposals that mandate a link of performance-based pay to a specific metric. MFS generally supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a satisfactory policy on the matter, (ii) expressly prohibit the backdating of stock options, and (iii) prohibit the acceleration of vesting of equity awards upon a broad definition of a “change-in-control” (e.g.; single or modified single-trigger).

Advisory Votes on Executive Compensation

MFS will analyze advisory votes on executive compensation on a case-by-case basis. MFS will vote against an issuer’s executive compensation practices if MFS determines that such practices are excessive or include incentive metrics or structures that are poorly aligned with the best, long-term economic interest of a company’s shareholders. MFS will vote in favor of executive compensation practices if MFS has not determined that these practices are excessive or that the practices include incentive metrics or structures that are poorly aligned with the best, long-term economic interest of a company’s shareholders. Examples of excessive executive compensation practices or poorly aligned incentives may include, but are not limited to, a pay-for-performance disconnect, a set of incentive metrics or a compensation plan structure that MFS believes may lead to a future pay-for-performance disconnect, employment contract terms such as guaranteed bonus provisions, unwarranted pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, significant perquisites, or the potential reimbursement of excise taxes to an executive in regards to a severance package. In cases where MFS (i) votes against consecutive advisory pay votes, or (ii) determines that a particularly egregious excessive executive compensation practice has occurred, then MFS may also vote against certain or all board nominees. MFS may also vote against certain or all board nominees if an advisory pay vote for a U.S. issuer is not on the agenda, or the company has not implemented the advisory vote frequency supported by a plurality/ majority of shareholders.

MFS generally supports proposals to include an advisory shareholder vote on an issuer’s executive compensation practices on an annual basis.

“Golden Parachutes”

From time to time, MFS may evaluate a separate, advisory vote on severance packages or “golden parachutes” to certain executives at the same time as a vote on a proposed merger or acquisition. MFS will support an advisory vote on a severance package on a case-by-case basis, and MFS may vote against the severance package regardless of whether MFS supports the proposed merger or acquisition.

Shareholders of companies may also submit proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.

Anti-Takeover Measures

In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.

MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills,” unless the company already has adopted a clearly satisfactory policy on the matter. MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” if we can determine that the following two conditions are met: (1) the “poison pill” allows MFS clients to hold an aggregate position of up to 15% of a company’s total voting securities (and of any class of voting securities); and (2) either (a) the “poison pill” has a term of not longer than five years, provided that MFS will consider voting in favor of the “poison pill” if the term does not exceed seven years and the “poison pill” is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the “poison pill” allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g. a “chewable poison pill” that automatically dissolves in the event of an all cash, all shares tender offer at a premium price). MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

MFS will consider any poison pills designed to protect a company’s net-operating loss carryforwards on a case-by-case basis, weighing the accounting and tax benefits of such a pill against the risk of deterring future acquisition candidates.

Proxy Contests

From time to time, a shareholder may express alternative points of view in terms of a company’s strategy, capital allocation, or other issues. Such shareholder may also propose a slate of director nominees different than the slate of director nominees proposed by the company (a “Proxy Contest”). MFS will analyze Proxy Contests on a case-by-case basis, taking into consideration the track record and current recommended initiatives of both company management and the dissident shareholder(s). Like all of our proxy votes, MFS will support the slate of director nominees that we believe is in the best, long-term economic interest of our clients.

Reincorporation and Reorganization Proposals

When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is in the best long-term economic interests of its clients, then MFS may vote against management (e.g. the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

Issuance of Stock

There are many legitimate reasons for the issuance of stock. Nevertheless, as noted above under “Stock Plans,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 10-15% as described above), MFS generally votes against the plan. In addition, MFS typically votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive or not warranted.

Repurchase Programs

MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.
Cumulative Voting

MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders.

Written Consent and Special Meetings

The right to call a special meeting or act by written consent can be a powerful tool for shareholders. As such, MFS supports proposals requesting the right for shareholders who hold at least 10% of the issuer’s outstanding stock to call a special meeting. MFS also supports proposals requesting the right for shareholders to act by written consent.

Independent Auditors

MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company. Some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm or prohibit any non-audit services by a company’s auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.

Other Business

MFS generally votes against “other business” proposals as the content of any such matter is not known at the time of our vote.

Adjourn Shareholder Meeting

MFS generally supports proposals to adjourn a shareholder meeting if we support the other ballot items on the meeting’s agenda. MFS generally votes against proposals to adjourn a meeting if we do not support the other ballot items on the meeting’s agenda.

Environmental, Social and Governance (“ESG”) Issues

MFS believes that a company’s ESG practices may have an impact on the company’s long-term economic financial performance and will generally support proposals relating to ESG issues that MFS believes are in the best long-term economic interest of the company’s shareholders. For those ESG proposals for which a specific policy has not been adopted, MFS considers such ESG proposals on a case-by-case basis. As a result, it may vote similar proposals differently at various shareholder meetings based on the specific facts and circumstances of such proposal.

MFS generally supports proposals that seek to remove governance structures that insulate management from shareholders (i.e., anti-takeover measures) or that seek to enhance shareholder rights. Many of these governance-related issues, including compensation issues, are outlined within the context of the above guidelines. In addition, MFS typically supports proposals that require an issuer to reimburse successful dissident shareholders (who are not seeking control of the company) for reasonable expenses that such dissident incurred in soliciting an alternative slate of director candidates. MFS also generally supports reasonably crafted shareholder proposals requesting increased disclosure around the company’s use of collateral in derivatives trading. MFS typically supports proposals for an independent board chairperson. However, we may not support such proposals if we determine there to be an appropriate and effective counter-balancing leadership structure in place (e.g.; a strong, independent lead director with an appropriate level of powers and duties). For any governance-related proposal for which an explicit guideline is not provided above, MFS will consider such proposals on a case-by-case basis and will support such proposals if MFS believes that it is in the best long-term economic interest of the company’s shareholders.

MFS generally supports proposals that request disclosure on the impact of environmental issues on the company’s operations, sales, and capital investments. However, MFS may not support such proposals based on the facts and circumstances surrounding a specific proposal, including, but not limited to, whether (i) the proposal is unduly costly, restrictive, or burdensome, (ii) the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that environmental matters pose to the company’s operations, sales and capital investments, or (iii) the proposal seeks a level of disclosure that exceeds that provided by the company’s industry peers. MFS will analyze all other environmental proposals on a case-by-case basis and will support such proposals if MFS believes such proposal is in the best long-term economic interest of the company’s shareholders.

MFS will analyze social proposals on a case-by-case basis. MFS will support such proposals if MFS believes that such proposal is in the best long-term economic interest of the company’s shareholders. Generally, MFS will support shareholder proposals that (i) seek to amend a company’s equal employment opportunity policy to prohibit discrimination based on sexual orientation and gender identity; and (ii) request additional disclosure regarding a company’s political contributions (including trade organizations and lobbying activity) (unless the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that such contributions pose to the company’s operations, sales and capital investments).

The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g. state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

Foreign Issuers

MFS generally supports the election of a director nominee standing for re-election in uncontested or non-contentious elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. In such circumstances, we will vote against director nominee(s). Also, certain markets outside of the U.S. have adopted best practice guidelines relating to corporate governance matters (e.g. the United Kingdom’s and Japan Corporate Governance Codes). Many of these guidelines operate on a “comply or explain” basis. As such, MFS will evaluate any explanations by companies relating to their compliance with a particular corporate governance guideline on a case-by-case basis and may vote against the board nominees or other relevant ballot item if such explanation is not satisfactory. In some circumstances, MFS may submit a vote to abstain from certain director nominees or the relevant ballot items if we have concerns with the nominee or ballot item, but do not believe these concerns rise to the level where a vote against is warranted.

MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent.

Some international markets have also adopted mandatory requirements for all companies to hold shareholder votes on executive compensation. MFS will vote against such proposals if MFS determines that a company’s executive compensation practices are excessive, considering such factors as the specific market’s best practices that seek to maintain appropriate pay-for-performance alignment and to create long-term shareholder value. We may alternatively submit an abstention vote on such proposals in circumstances where our executive compensation concerns are not as severe.

Many other items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for foreign issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs (absent any anti-takeover or other concerns). MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision. For any ballot item where MFS wishes to express a more moderate level of concern than a vote of against, we will cast a vote to abstain.

In accordance with local law or business practices, some foreign companies or custodians prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g. one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g. in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items.

Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

From time to time, governments may impose economic sanctions which may prohibit us from transacting business with certain companies or individuals. These sanctions may also prohibit the voting of proxies at certain companies or on certain individuals. In such instances, MFS will not vote at certain companies or on certain individuals if it determines that doing so is in violation of the sanctions.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.

B.	ADMINISTRATIVE PROCEDURES

1.	MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment and Client Support Departments as well as members of the investment team. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.	Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions);

c.	Considers special proxy issues as they may arise from time to time; and

d.	Determines engagement priorities and strategies with respect to MFS’ proxy voting activities

2.	Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

[1]	For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b.	If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.	If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d.	For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (d) above regardless of whether the portfolio company appears on our Significant Distributor and Client List.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively “Sun Life”), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.‘s (“ISS”) benchmark policy, or as required by law.

Except as described in the MFS Fund’s Prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3.	Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4.	Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee or its representatives considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses its own internal research, the research of Proxy Administrators and/or other 3rd party research tools and vendors to identify (i) circumstances in which a board may have approved an executive compensation plan that is excessive or poorly aligned with the portfolio company’s business or its shareholders, (ii) environmental and social proposals that warrant further consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will utilize research from Glass Lewis to identify such issues. MFS analyzes such issues independently and does not necessarily vote with the ISS or Glass Lewis recommendations on these issues. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

For votes that require a case-by-case analysis per the MFS Proxy Policies (e.g. proxy contests, potentially excessive executive compensation issues, or certain shareholder proposals), a member of the proxy voting team will consult with or seek recommendations from MFS investment analysts and/or portfolio managers.2 However, the MFS Proxy Voting Committee will ultimately determine the manner in which such proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5.	Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy voting team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a “record date” to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

6.	Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7.	Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. From time to time, MFS may determine that it is appropriate and beneficial for members of the MFS Proxy Voting Committee or proxy voting team to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with members of the MFS Proxy Voting Committee or proxy voting team in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals. The MFS Proxy Voting Committee, in consultation with members of the investment team, establish proxy voting engagement goals and priorities for the year. For further information on requesting engagement with MFS

[2]	From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

on proxy voting issues or information about MFS’ engagement priorities, please visit www.mfs.com and refer to our most recent proxy season preview and engagement priorities report.

C.	RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D.	REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”); (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

MetLife Investment Advisors, LLC

METLIFE INVESTMENT ADVISORS, LLC

SUMMARY DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES

MetLife Investment Advisors, LLC (“MLIA”) has adopted policies and procedures (the “Policies”) that govern how MLIA votes the securities owned by its United States advisory clients for which MLIA exercises voting authority and discretion (the “Proxies”). The Policies have been designed to ensure that Proxies are voted in the best interests of our United States clients in accordance with our fiduciary duties, Rule 206(4)-6 under the Investment Advisers Act of 1940 and other applicable law. The Policies do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party.

The guiding principle by which MLIA votes on all matters submitted to security holders is the maximization of economic value of client holdings. MLIA does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, this guiding principle. The Policies are designed to ensure that material conflicts of interest on the part of MLIA or its affiliates do not affect voting decisions on behalf of clients.

MLIA and its affiliates have carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MLIA on behalf of its clients must be made in the best interest of the clients and with the intent to maximize the economic value of clients’ securities holdings, MLIA has adopted detailed proxy voting guidelines (the “Guidelines”) that set forth how MLIA plans to vote on specific matters presented for shareholder vote. The indicated vote in the Guidelines is the governing position on any matter specifically addressed by the Guidelines.

Because the Guidelines have been pre-established by MLIA and its affiliates, application of the Guidelines to vote Proxies should adequately address most material conflicts of interest. MLIA, however, reserves the right to override the Guidelines (an “Override”) with respect to a particular shareholder vote when such an Override is consistent with the guiding principle of seeking the maximization of economic value to clients, taking into consideration all relevant facts and circumstances at the time of the vote. In connection with any Override, the Proxy Committee, which is comprised of senior MetLife investment personnel, and legal and compliance personnel and which includes at least one officer of MLIA, must first make a determination whether there is any material conflict of interest between MLIA or any of its affiliates, on the one hand, and the relevant advisory clients, on the other. Overrides are subject to specific procedures designed to ensure that voting decisions are not influenced by material conflicts of interest. Certain other aspects of the administration of the Policies are also governed by the Proxy Committee.

MLIA has retained Institutional Shareholder Services (“ISS”) to handle the administrative aspects of voting proxies for the accounts of MLIA’s advisory clients. ISS monitors the accounts and their holdings to be sure that all Proxies are received and votes are cast in accordance with the Guidelines provided by MLIA. In addition, there may be situations involving matters presented for shareholder vote that are not governed by the Guidelines. In order to address that issue, MLIA has subscribed to a service offered by ISS called “Smart Voter Plus.” Under the Smart Voter Plus service, any proxy that is not governed by the Guidelines will be voted in accordance with ISS’ guidelines, which have been reviewed and approved by Counsel (for the purposes hereof, Counsel means a member of the Investments Section of the Law Department of MetLife, Inc.). In addition, the Index Strategies Department (“MIS”) regularly monitors matters presented for shareholder vote and tracks the voting of the Proxies.

Clients may obtain a copy of the Policies and information regarding how MLIA voted securities held in their accounts, by contacting the MIS at (973) 355-4000.

The Policies are subject to change at any time without notice.

Morgan Stanley Investment Management Inc.

September 2017

MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

I.	POLICY STATEMENT

Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Investment Management (Japan) Co. Limited and Morgan Stanley Investment Management Private Limited (each a “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the registered management investment companies sponsored, managed or advised by any MSIM affiliate (the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies unless the investment management or investment advisory agreement explicitly authorizes the MSIM Affiliate to vote proxies.

MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In addition to voting proxies at portfolio companies, MSIM routinely engages with the management or board of companies in which we invest on a range of governance issues. Governance is a window into or proxy for management and board quality. MSIM engages with companies where we have larger positions, voting issues are material or where we believe we can make a positive impact on the governance structure. MSIM’s engagement process, through private communication with companies, allows us to understand the governance structures at investee companies and better inform our voting decisions. In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Retention and Oversight of Proxy Advisory Firms - Institutional Shareholder Service (ISS) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations.

MSIM has retained Research Providers to analyze proxy issues and to make vote recommendations on those issues. While we may review and utilize the recommendations of one or more Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. MSIM votes all proxies based on its own proxy voting policies in the best interests of each client. In addition to research, ISS provides vote execution, reporting, and recordkeeping services to MSIM.

As part of MSIM’s ongoing oversight of the Research Providers, MSIM performs periodic due diligence on the Research Providers. Topics of the reviews include, but are not limited to, conflicts of interest, methodologies for developing their policies and vote recommendations, and resources.

Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

Securities Lending - MSIM Funds or any other investment vehicle sponsored, managed or advised by a MSIM affiliate may participate in a securities lending program through a third party provider. The voting rights for shares that are out on loan are transferred to the borrower and therefore, the lender (i.e., a MSIM Fund or another investment vehicle sponsored, managed or advised by a MSIM affiliate) is not entitled to vote the lent shares at the company meeting. In general, MSIM believes the revenue received from the lending program outweighs the ability to vote and we will not recall shares for the purpose of voting. However, in cases in which MSIM believes the right to vote outweighs the revenue received, we reserve the right to recall the shares on loan on a best efforts basis.

II.	GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of our clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A.	Routine Matters.

We generally support routine management proposals. The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

•	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•	Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e., an uncontested corporate transaction), the adjournment request will be supported. We do not support proposals that allow companies to call a special meeting with a short (generally two weeks or less) time frame for review.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B.	Board of Directors.

1.	Election of directors: Votes on board nominees can involve balancing a variety of considerations. In vote decisions, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.	We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems; if we believe the board is acting with insufficient independence between the board and management; or if we believe the board has not been sufficiently forthcoming with information on key governance or other material matters.

b.	We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent.

i.	At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent. In markets where board independence is not the norm (e.g. Japan), however, we consider factors including whether a board of a controlled company includes independent members who can be expected to look out for interests of minority holders.

ii.	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

c.	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation/remuneration, nominating/governance or audit committee.

d.	We consider withholding support from or voting against nominees if the term for which they are nominated is excessive. We consider this issue on a market-specific basis.

e.	We consider withholding support from or voting against nominees if in our view there has been insufficient board renewal (turnover), particularly in the context of extended poor company performance.

f.	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

g.	In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also consider voting against the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

h.	We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

i.	We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

j.	We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than five public company boards (excluding investment companies), or public company CEOs that serve on more than two outside boards given level of time commitment required in their primary job.

k.	We consider withholding support from or voting against a nominee where we believe executive remuneration practices are poor, particularly if the company does not offer shareholders a separate “say-on-pay” advisory vote on pay.

2.	Discharge of directors’ duties: In markets where an annual discharge of directors’ responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of disclosed actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.

Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to gender, race or other factors.

5.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.	Proxy access: We consider proposals on procedures for inclusion of shareholder nominees and to have those nominees included in the company’s proxy statement and on the company’s proxy ballot on a case-by-case basis. Considerations include ownership thresholds, holding periods, the number of directors that shareholders may nominate and any restrictions on forming a group.

7.	Reimbursement for dissident nominees: We generally support well-crafted U.S. shareholder proposals that would provide for reimbursement of dissident nominees elected to a board, as the cost to shareholders in electing such nominees can be factored into the voting decision on those nominees.

8.	Proposals to elect directors more frequently: In the U.S. public company context, we usually support shareholder and management proposals to elect all directors annually (to “declassify” the board), although we make an exception to this policy where we believe that long-term shareholder value may be harmed by this change given particular circumstances at the company at the time of the vote on such proposal. As indicated above, outside the United States we generally support greater accountability to shareholders that comes through more frequent director elections, but recognize that many markets embrace longer term lengths, sometimes for valid reasons given other aspects of the legal context in electing boards.

9.	Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

10.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint an independent Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context. In the United States, we consider such proposals on a case-by-case basis, considering, among other things, the existing board leadership structure, company performance, and any evidence of entrenchment or perceived risk that power is overly concentrated in a single individual.

11.	Director retirement age and term limits: Proposals setting or recommending director retirement ages or director term limits are voted on a case-by-case basis that includes consideration of company performance, the rate of board renewal, evidence of effective individual director evaluation processes, and any indications of entrenchment.

12.	Proposals to limit directors’ liability and/or broaden indemnification of officers and directors: Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, with gross negligence or with reckless disregard of their duties.

C.	Statutory auditor boards. The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D.	Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E.	Changes in capital structure.

1.	We generally support the following:

•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•

U.S. management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•

U.S. management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•

Proposals in non-U.S. markets that in our view appropriately limit potential dilution of existing shareholders. A major consideration is whether existing shareholders would have preemptive rights for any issuance under a proposal for standing share issuance authority. We generally consider market-specific guidance in making these decisions; for example, in the U.K. market we usually follow Association of British Insurers’ (“ABI”) guidance, although company-specific factors may be considered and for example, may sometimes lead us to voting against share authorization proposals even if they meet ABI guidance.

•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Management proposals to effect stock splits.

•

Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.	We generally oppose the following (notwithstanding management support):

•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•

Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•

Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•	Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F.	Takeover Defenses and Shareholder Rights.

1.	Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements. Also, we oppose provisions that do not allow shareholders any right to amend the charter or bylaws.

3.	Shareholders right to call a special meeting: We consider proposals to enhance a shareholder’s rights to call meetings on a case-by-case basis. At large-cap U.S. companies, we generally support efforts to establish the right of holders of 10% or more of shares to call special meetings, unless the board or state law has set a policy or law establishing such rights at a threshold that we believe to be acceptable.

4.	Written consent rights: In the U.S. context, we examine proposals for shareholder written consent rights on a case-by-case basis.

5.	Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

6.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

7.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

G.	Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H.	Executive and Director Remuneration.

1.	We generally support the following:

•

Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•	Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

•

Proposals for employee stock purchase plans that permit discounts, but only for grants that are part of a broad-based employee plan, including all non-executive employees, and only if the discounts are limited to a reasonable market standard or less.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.	In the U.S. context, we generally vote against shareholder proposals requiring shareholder approval of all severance agreements, but we generally support proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) or proposals that require companies to adopt a provision requiring an executive to receive accelerated vesting of equity awards if there is a change of control and the executive is terminated. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such shareholder proposals where we consider SERPs excessive.

4.	Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider factors including whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

6.	We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

7.	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

8.	Say-on-Pay: We consider proposals relating to an advisory vote on remuneration on a case-by-case basis. Considerations include a review of the relationship between executive remuneration and performance based on operating trends and total shareholder return over multiple performance periods. In addition, we review remuneration structures and potential poor pay practices, including relative magnitude of pay, discretionary bonus awards, tax gross ups, change-in-control features, internal pay equity and peer group construction. As long-term investors, we support remuneration policies that align with long-term shareholder returns.

I.

Social and Environmental Issues. Shareholders in the United States and certain other markets submit proposals encouraging changes in company disclosure and practices related to particular social and environmental matters. We consider how to vote on the proposals on a case-by-case basis to determine likely impacts on shareholder value. We seek to balance concerns on reputational and other risks that lie behind a proposal against costs of implementation, while considering appropriate shareholder and management prerogatives. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We support proposals that if implemented would enhance useful disclosure, but we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J.	Funds of Funds. Certain MSIM Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee. In markets where proportional voting is not available we will not vote at the meeting, unless otherwise determined by the Proxy Review Committee. Other MSIM Funds invest in unaffiliated funds. If an unaffiliated underlying fund has a shareholder meeting and the MSIM Fund owns more than 25% of the voting shares of the underlying fund, the MSIM Fund will vote its shares in the unaffiliated underlying fund in the same proportion as the votes of the other shareholders of the underlying fund to the extent possible.

III.	ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee consists of investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A.	Committee Procedures

The Committee meets at least quarterly, and reviews and considers changes to the Policy at least annually. Through meetings and/or written communications, the Committee is responsible for monitoring and ratifying “split votes” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy). The Committee will review developing issues and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes.

B.	Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director may request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

4.	One of Morgan Stanley’s independent directors or one of MSIM Funds’ directors also serves on the board of directors or is a nominee for election to the board of directors of a company held by a MSIM Fund or affiliate.

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers consulted have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to a Special Committee to vote on the proposal, as appropriate.

Any Special Committee shall be comprised of the CGT Director, and at least two portfolio managers (preferably members of the Committee), as approved by the Committee. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee and the Chief Compliance Officer or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.	Proxy Voting Reporting

The CGT will document in writing all Committee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

APPENDIX A

Appendix A applies to the following accounts managed by Morgan Stanley AIP GP LP (i) closed-end funds registered under the Investment Company Act of 1940, as amended; (ii) discretionary separate accounts; (iii) unregistered funds; and (iv) non-discretionary accounts offered in connection with AIP’s Custom Advisory Portfolio Solutions service. Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Equity Fund of Funds investment team the Private Equity Real Estate Fund of Funds investment team or the Portfolio Solutions team of AIP. A summary of decisions made by the applicable investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

Neuberger Berman Investment Advisers LLC

Summary of Neuberger Berman’s Proxy Voting Policy

Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman’s voting guidelines.

For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman’s guidelines adopt the voting recommendations of Glass Lewis. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

OppenheimerFunds, Inc.

PROXY VOTING POLICIES AND GUIDELINES

APPLICABLE RULES, REGULATIONS & OTHER SOURCES:	• Rule 206(4)-6 under the Investment Advisers Act • Rule 204-2 under the Investment Advisers Act • Form N-1A, Item 12
RISK ADDRESSED:	Proxies with respect to securities held in Client Accounts are not voted in the best interest of the clients by OFI.
APPLIES TO:	• All OFI Advisers • SNW • All Client Accounts
DEPARTMENTS IMPACTED:	• Proxy Voting Committee • Investment Teams • Investment Research Services
LAST UPDATED:	January 2017
APPROVED BY:	• NY Board: March 2017 • Denver Board: February 2017 • Business: January 2017 • OFI Global Trust Board: April 2017 • CRC: April 2017

GLOSSARY

Overview. Rule 206(4)-6 under the Investment Advisers Act requires an investment adviser that exercises voting authority with respect to client securities to adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. These Proxy Voting Policies and Guidelines (the “Policies and Guidelines”) set forth the prudent and diligent manner in which the OFI Advisers and SNW (collectively referred to as “OFI”) vote proxies for Clients (as defined below).

A.	Accounts for which OFI has Proxy Voting Responsibility

Funds. Each Board of the Funds has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Guidelines, subject to Board supervision.

Sub-Advised Funds. OFI also serves as an investment sub-adviser for funds registered with the SEC and not overseen by the Boards (the “Sub-Advised Funds”). Generally, pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds’ managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds. When voting on matters for which the Guidelines dictate that a vote shall be decided on a case-by-case basis, OFI may refer the vote to the portfolio manager of the Sub-Advised Fund.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

Other Accounts. OFI also serves as an investment adviser for separately managed accounts, collective investment trusts, non-registered investment companies and 529 college savings plans (the “Other Accounts” and, together with the Funds and Sub-Advised Funds, the “Clients”). Generally, pursuant to contractual arrangements between OFI and each such Other Account, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Other Accounts.

In the case of Clients that are deemed to constitute the assets of an employee benefit plan subject to ERISA, and entities subject to Section 4975 of the IRC (the “Plans”), OFI shall vote proxies unless the named fiduciary for the Plan has reserved the authority for itself or for an outside party.

B.	Proxy Voting Committee

OFI’s Proxy Voting Committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that OFI and Clients, if applicable, meet their regulatory and corporate governance obligations for voting of portfolio proxies. The Committee has adopted a written charter that outlines its responsibilities.

The Committee shall oversee the proxy voting agent’s compliance with these Policies Guidelines, including any deviations by the proxy voting agent from the Guidelines.

C.	Administration and Voting of Portfolio Proxies

1.	Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Clients to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Clients, and, when applicable, their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Clients and in accordance with these Policies and Guidelines, subject to the contrary direction of the respective advisers of the Sub-Advised Funds or instructions of the Other Accounts. If a portfolio manager requests that OFI vote in a manner inconsistent with the Guidelines, the portfolio manager must submit his/her rationale for voting in this manner to the Committee. The Committee will review the portfolio manager’s rationale to determine that such a request is in the best interests of the Fund (and, if applicable, its shareholders).

In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Clients. Similarly, when voting on matters for which the Guidelines dictate a vote is decided on a case-by-case basis, OFI’s primary consideration is the economic interests of the Clients.

From time to time, a Client may be asked to enter into an arrangement, in the context of a corporate action (e.g., a corporate reorganization), whereby the Client becomes contractually obligated to vote in a particular manner with respect to certain agenda items at future shareholders’ meetings. To the extent practicable, portfolio managers must notify the Committee of these proposed arrangements prior to contractually committing a Client

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

to vote in a set manner with respect to future agenda items. The Committee will review these arrangements to determine that such arrangements are in the best interests of the Clients (and, if applicable, their shareholders), and the Committee may ask a portfolio manager to present his/her rationale in support of their proposed course of action.

2.	Proxy Voting Agent

OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, OFI may consider the proxy voting agent’s research and analysis as part of OFI’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI’s and the Funds’ and Sub-Advised Funds’ portfolio proxy votes, including the appropriate records necessary for the Funds to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC as required by Rule 30b1-4 under the Investment Company Act.

3.	Material Conflicts of Interest

OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Client (and, if applicable, its shareholders) and OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the “company”), on one hand, and OFI or any of its affiliates, on the other, including, but not limited to, the following relationships:

•	OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;

•	a company that is a significant selling agent of OFI’s products and services solicits proxies;

•	OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

•	OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management’s recommendation may cause OFI a loss of revenue or other benefit.

OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

actual actions regarding portfolio proxy voting decisions. The Committee maintains a list of companies that, based on business relationships, may potentially give rise to a conflict of interest (“Conflicts List”). In addition, OFI and the Committee employ the following procedures to further minimize any potential conflict of interest, as long as the Committee determines that the course of action is consistent with the best interests of the Client, and, if applicable, its shareholders:

•

If the proposal for a company on the Conflicts List is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines. If the proposal for the company on the Conflicts List is not specifically addressed in the Guidelines, or if the Guidelines provide discretion to OFI on how to vote (i.e., on a case-by-case basis), OFI will vote in accordance with its proxy voting agent’s general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent.

•

With respect to proposals of a company on the Conflicts List where a portfolio manager has requested that OFI vote (i) in a manner inconsistent with the Guidelines, or (ii) if the proposal is not specifically addressed in the Guidelines, in a manner inconsistent with the proxy voting agent’s general recommended guidelines, the Committee may determine that such a request is in the best interests of the Client (and, if applicable, its shareholders) and does not pose an actual material conflict of interest. In making its determination, the Committee may consider, among other things, whether the portfolio manager is aware of the business relationship with the company, and/or is sufficiently independent from the business relationship, and to the Committee’s knowledge, whether OFI has been contacted or influenced by the company in connection with the proposal.

If none of the previous procedures provides an appropriate voting recommendation, the Committee may: (i) determine how to vote on the proposal; (ii) recommend that OFI retain an independent fiduciary to advise OFI on how to vote the proposal; or (iii) determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

4.	Certain Foreign Securities

Portfolio proxies relating to foreign securities held by the Clients are subject to these Policies and Guidelines. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.” Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If OFI determines to vote a portfolio proxy and during the “share-blocking period” OFI would like to sell an affected foreign security for one or more Clients, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

5.	Securities Lending Programs

Certain Clients may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Client) unless the loan is recalled in advance of the record date. If a Client participates in a securities lending program, OFI will attempt to recall the Client’s portfolio securities on loan and vote proxies relating to such securities if OFI has knowledge of a shareholder vote in time to recall such loaned securities and if OFI determines that the votes involve matters that would have a material effect on the Client’s investment in such loaned securities.

6.	Shares of Registered Investment Companies (Fund of Funds)

Certain Funds are structured as funds of funds and invest their assets primarily in other underlying Funds (the “Fund of Funds”). Accordingly, the Fund of Funds is a shareholder in the underlying Funds and may be requested to vote on a matter pertaining to those underlying Funds. With respect to any such matter the Fund of Funds shall vote its shares on each matter submitted to shareholders of the underlying Funds for a vote in accordance with the recommendation of the Board of the underlying Fund, except as otherwise determined by the Board of the Fund of Funds. A Fund of Funds may also invest in funds that are not affiliated with the Fund of Funds. When the unaffiliated underlying fund has a shareholder meeting and the Fund of Fund’s ownership in the unaffiliated underlying fund exceeds the limits set forth in Section 12(d)(1)(A) (ii) and (iii) of the Investment Company Act, the Fund of Funds will vote its shares in the unaffiliated underlying fund in the same proportion as the votes of the other shareholders of the unaffiliated underlying fund.

D.	Board Reports and Recordkeeping

OFI will prepare periodic reports for submission to each Board describing:

•

any issues arising under these Policies and Guidelines since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Guidelines; and

•	any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Guidelines and the reasons for any such deviations.

In addition, no less frequently than annually, OFI will provide the Boards with a written report identifying any recommended changes in existing policies based upon OFI’s experience under these Policies and Guidelines, evolving industry practices and developments in applicable laws or regulations.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act and the Investment Advisers Act with respect to OFI’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Guidelines, as amended from time to time;

•	records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

•	records of written client requests for proxy voting information and any written responses of OFI to such requests; and

•	any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E.	Amendments to these Policies and Guidelines

In addition to the Committee’s responsibilities as set forth in its Charter, the Committee shall periodically review and update these Policies and Guidelines as necessary. Any amendments to these Policies and Guidelines shall be provided to the Boards for review, approval and ratification at the Boards’ next regularly scheduled meetings.

F.	Proxy Voting Guidelines

The Guidelines adopted by OFI and the Boards are attached as Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

Appendix A

PORTFOLIO PROXY VOTING GUIDELINES

(updated: January 2017)

1.0	OPERATIONAL ITEMS

1.1.1	Amend Quorum Requirements.
•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
•	Generally vote AGAINST proposals to establish two different quorum levels, unless there are compelling reasons to support the proposal.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

1.1.2	Amend Articles of Incorporation/Association or Bylaws
•	Vote amendments to the bylaws/charter on a CASE-BY-CASE basis.
•	Vote FOR bylaw/charter changes if:
¡	shareholder rights are protected;
¡	there is a negligible or positive impact on shareholder value;
¡	management provides sufficiently valid reasons for the amendments; and/or
¡	the company is required to do so by law (if applicable); and
¡	they are of a housekeeping nature (updates or corrections).

1.1.3	Change Company Name.
•	Vote WITH Management.

1.1.4	Change Date, Time, or Location of Annual Meeting.
•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

1.1.5	Transact Other Business.
•	Vote AGAINST proposals to approve other business when it appears as voting item.

1.1.6	Change in Company Fiscal Term
•	Vote FOR resolutions to change a company’s fiscal term for sufficiently valid business reasons.
•	Vote AGAINST if a company’s motivation for the change is to postpone its annual general meeting.

1.1.7	Adjourn Meeting
•	Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting, unless there are compelling reasons to support the proposal.

AUDITORS

1.2	Ratifying Auditors
•	Vote FOR Proposals to ratify auditors, unless any of the following apply:
¡	an auditor has a financial interest in or association with the company, and is therefore not independent;
¡	fees for non-audit services are excessive;
¡	there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

¡

poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of Generally Accepted Accounting Principles (“GAAP”) or International Financial Reporting Standards (“IFRS”); or material weaknesses identified in Section 404 disclosures.

•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
•	Vote AGAINST shareholder proposals asking for audit firm rotation.
•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).
•	Vote AGAINST proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.
•	Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

2.0	THE BOARD OF DIRECTORS

2.1	Voting on Director Nominees
•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
¡	composition of the board and key board committees;
¡	attendance at board meetings;
¡	corporate governance provisions and takeover activity;
¡	long-term company performance relative to a market index;
¡	directors’ investment in the company;
¡	whether the chairman is also serving as CEO;
¡	whether a retired CEO sits on the board.
¡	whether the company or director is targeted in connection with public “vote no” campaigns.
•	There are some actions by directors that should result in votes being WITHHELD/AGAINST (whichever vote option is applicable on the ballot). These instances include directors who:
¡	attend less than 75% of the board and committee meetings without a valid excuse;
¡	implement or renew a dead-hand or modified dead-hand poison pill;
¡	failed to adequately respond to a majority supported shareholder proposal;
¡	failed to act on takeover offers where the majority of the shareholders tendered their shares;
¡	are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees;
¡	are audit committee members and any of the following has become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:
•	the non-audit fees paid to the auditor are excessive;
•

a material weakness is identified in the Section 404 Sarbanes-Oxley Act disclosures which rises to a level of serious concern, there are chronic internal control issues and an absence of established effective control mechanisms;

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

•

there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

•	the company receives an adverse opinion on the company’s financial statements from its auditors.
¡

are compensation committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

•	there is a clearly negative correlation between the chief executive’s pay and company performance under standards adopted in this policy;
•	the company re-prices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
•	the company fails to submit one-time transfers of stock options to a shareholder vote;
•	the company fails to fulfill the terms of a burn rate commitment they made to shareholders;
•	the company has inappropriately backdated options; or
•	the company has egregious compensation practices including, but not limited to, the following:
•	egregious employment contracts;
•	excessive perks/tax reimbursements;
•	abnormally large bonus payouts without justifiable performance linkage or proper disclosure;
•	egregious pension/supplemental executive retirement plan (SERP) payouts;
•	new CEO with overly generous new hire package;
•	excessive severance and/or change in control provisions; or
•	dividends or dividend equivalents paid on unvested performance shares or units.
¡	enacted egregious corporate governance policies, are responsible for material failures of governance or risk oversight at the company, or failed to replace management as appropriate;
¡	are inside directors or affiliated outside directors; and the full board is less than majority independent;
¡

are CEOs of public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board (the term “public company” excludes an investment company). Vote should be WITHHELD only at their outside board elections;

¡	serve on more than five public company boards. (The term “public company” excludes an investment company.)
•	WITHHOLD/AGAINST on all incumbents if the board clearly lacks accountability and oversight, coupled with sustained poor performance relative to its peers.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

•	Additionally, the following should result in votes being WITHHELD/AGAINST (except from new nominees):
¡	if the director(s) receive more than 50% withhold votes of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed; or
¡

if the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption;

•	if a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

2.2	Board Size
•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.
•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.
•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3	Classification/Declassification of the Board
•	Vote AGAINST proposals to classify the board.
•

Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of voting shareholders request repeal of the classified board and the board remains classified, WITHHOLD votes for those directors at the next meeting at which directors are elected, provided however, if the company has majority voting for directors that meets the standards under this policy, WITHHOLD votes only from directors having responsibility to promulgate classification/declassification policies, such as directors serving on the governance committee, nominating committee or either of its equivalent.

2.4	Cumulative Voting
•	Vote FOR proposal to eliminate cumulative voting.
•	Vote on a CASE-BY-CASE basis on cumulative voting proposals at controlled companies (where insider voting power is greater than 50%).

2.5	Establishment of Board Committees
•

Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s ability to maintain its own affairs. However, exceptions may be made if determined that it would be in the best interest of the company’s governance structure.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

2.6	Require Majority Vote for Approval of Directors
•

OFI will generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

2.7	Director and Officer Indemnification and Liability Protection
•	Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
•

Vote on a CASE-BY-CASE basis on proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.

•

Vote on a CASE-BY-CASE basis on indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.

•

Vote on a CASE-BY-CASE basis on proposals to expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”) but that previously the company was not required to indemnify.

•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
¡	the director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company; and
¡	only if the director’s legal expenses would be covered.

2.8	Establish/Amend Nominee Qualifications
•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.
•	Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
•	Vote AGAINST shareholder proposals requiring two candidates per board seat.

2.9	Filling Vacancies/Removal of Directors.
•	Vote AGAINST proposals that provide that directors may be removed only for cause.
•	Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
•	Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2.10	Independent Chairman (Separate Chairman/CEO)
•

Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:

¡	designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
¡	two-thirds independent board;
¡	all-independent key committees;
¡	established governance guidelines;
¡

the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time (performance will be measured according to shareholder returns against index and peers from the performance summary table);

¡	the company does not have any problematic governance or management issues, examples of which include, but are not limited to:
•	egregious compensation practices;
•	multiple related-party transactions or other issues putting director independence at risk;
•	corporate and/or management scandal;
•	excessive problematic corporate governance provisions; or
•	flagrant actions by management or the board with potential or realized negative impacts on shareholders.

2.11	Majority of Independent Directors/Establishment of Committees
•

Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees are composed exclusively of independent directors if they currently do not meet that standard.
•

For purposes of Special Purpose Acquisition Corporations (SPAC), when a former CEO of a SPAC company serves on the board of an acquired company, that director will generally be classified as independent unless determined otherwise taking into account the following factors:

¡	the applicable listing standards determination of such director’s independence;
¡	any operating ties to the firm; and
¡	if there are any other conflicting relationships or related party transactions.
•	A director who is a party to an agreement to vote in line with management on proposals being brought to a shareholder vote shall be classified as an affiliated outside director. However, when

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

dissident directors are parties to a voting agreement pursuant to a settlement arrangement, such directors shall be classified as independent unless determined otherwise taking into account the following factors:
¡	the terms of the agreement;
¡	the duration of the standstill provision in the agreement;
¡	the limitations and requirements of actions that are agreed upon;
¡	if the dissident director nominee(s) is subject to the standstill; and
¡	if there are any conflicting relationships or related party transactions.

2.12	Require More Nominees than Open Seats
•	Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

2.13	Open Access
•

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct.

2.14	Stock Ownership Requirements
•

Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:
•	actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
•	problematic pay practices, current and past.

2.15	Age or Term Limits
•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0	PROXY CONTESTS

3.1	Voting for Director Nominees in Contested Elections
•	Votes in a contested election of directors must be evaluated on a CASE-BY- CASE basis considering the following factors:
¡	long-term financial performance of the target company relative to its industry;
¡	management’s track record;
¡	background to the proxy contest;
¡	qualifications of director nominees (both slates);

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

¡	evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
¡	stock ownership position.

3.2	Reimbursing Proxy Solicitation Expenses
•

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE- BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

3.3	Confidential Voting and Vote Tabulation
•

Vote on a CASE-BY-CASE basis on shareholder proposals regarding proxy voting mechanics including, but not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote counting methodology. The factors considered, as applicable to the proposal, may include:

¡	The scope and structure of the proposal;
¡

The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;

¡	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
¡	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
¡	Any recent controversies or concerns related to the company’s proxy voting mechanics;
¡	Any unintended consequences resulting from implementation of the proposal; and
¡	Any other factors that may be relevant.

4.0	ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1	Advance Notice Requirements for Shareholder Proposals/Nominations.
•

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

4.2	Amend Bylaws without Shareholder Consent
•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

4.3	Poison Pills
•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

•	Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.
•	Votes regarding management proposals to ratify a poison pill should be determined on a CASE-BY-CASE basis. Ideally, plans should embody the following attributes:
¡	20% or higher flip-in or flip-over;
¡	two to three-year sunset provision;
¡	no dead-hand, slow-hand, no-hand or similar features;
¡

shareholder redemption feature-if the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill;

¡	considerations of the company’s existing governance structure including: board independence, existing takeover defenses, and any problematic governance concerns;
¡	for management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors will be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);
•	the value of the NOLs;
•	the term;
•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
•	other factors that may be applicable.

4.4	Net Operating Loss (NOL) Protective Amendments
•	OFI will evaluate amendments to the company’s NOL using the same criteria as a NOL pill.

4.5	Shareholder Ability to Act by Written Consent
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
•

Generally vote FOR proposals that remove restrictions on or provide the right of shareholders to act by written consent independently of management taking into account the company’s specific governance provisions including right to call special meetings, poison pills, vote standards, etc. on a CASE-BY-CASE basis.

4.6	Shareholder Ability to Call Special Meetings
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
•

Generally vote FOR proposals that remove restrictions on or provide the right of shareholders to call special meetings and act independently of management taking into account the company’s specific governance provisions.

4.7	Establish Shareholder Advisory Committee
•	Vote on a CASE-BY-CASE basis.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

4.8	Supermajority Vote Requirements
•	Vote AGAINST proposals to require a supermajority shareholder vote.
•	Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE.

5.0	Mergers and Corporate Restructurings

5.1	Appraisal Rights
•	Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

5.2	Asset Purchases
•	Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
¡	purchase price;
¡	fairness opinion;
¡	financial and strategic benefits;
¡	how the deal was negotiated;
¡	conflicts of interest;
¡	other alternatives for the business; and
¡	non-completion risk.

5.3	Asset Sales
•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:
¡	impact on the balance sheet/working capital;
¡	potential elimination of diseconomies;
¡	anticipated financial and operating benefits;
¡	anticipated use of funds;
¡	value received for the asset;
¡	fairness opinion;
¡	how the deal was negotiated; and
¡	conflicts of interest.

5.4	Bundled Proposals
•

Vote on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

5.5	Conversion of Securities
•	Votes on proposals regarding conversion of securities are determined on a CASE- BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.
•	Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

5.6	Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
¡	dilution to existing shareholders’ position;
¡	terms of the offer;
¡	financial issues;
¡	management’s efforts to pursue other alternatives;
¡	control issues; and
¡	conflicts of interest.
•	Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7	Formation of Holding Company
•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
¡	the reasons for the change;
¡	any financial or tax benefits;
¡	regulatory benefits;
¡	increases in capital structure; and
¡	changes to the articles of incorporation or bylaws of the company.
•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
¡	increases in common or preferred stock in excess of the allowable maximum as calculated by the Institutional Shareholder Services, Inc. (“ISS”) Capital Structure Model; and/or
¡	adverse changes in shareholder rights.

5.8	Going Private Transactions (LBOs, Minority Squeezeouts) and Going Dark Transactions
•	Vote on going private transactions on a CASE-BY-CASE basis, taking into account the following:
¡	offer price/premium;
¡	fairness opinion;
¡	how the deal was negotiated;
¡	conflicts of interests;
¡	other alternatives/offers considered; and
¡	non-completion risk.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

•	Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
¡	whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
¡	cash-out value;
¡	whether the interests of continuing and cashed-out shareholders are balanced; and
¡	the market reaction to public announcement of the transaction.

5.9	Joint Venture
•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:
¡	percentage of assets/business contributed;
¡	percentage of ownership;
¡	financial and strategic benefits;
¡	governance structure;
¡	conflicts of interest;
¡	other alternatives; and
¡	non-completion risk.

5.10	Liquidations
•

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

•	Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

5.11	Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition
•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
¡	prospects of the combined company anticipated financial and operating benefits;
¡	offer price (premium or discount);
¡	fairness opinion;
¡	how the deal was negotiated;
¡	changes in corporate governance;
¡	changes in the capital structure; and
¡	conflicts of interest.

5.12	Private Placements/Warrants/Convertible Debenture
•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:
¡	dilution to existing shareholders’ position;
¡	terms of the offer;
¡	financial issues;

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

¡	management’s efforts to pursue other alternatives;
¡	control issues; and
¡	conflicts of interest.
•	Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.13	Spinoffs
•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
¡	tax and regulatory advantages;
¡	planned use of the sale proceeds;
¡	valuation of spinoff;
¡	fairness opinion;
¡	benefits to the parent company;
¡	conflicts of interest;
¡	managerial incentives;
¡	corporate governance changes; and
¡	changes in the capital structure.

5.14	Value Maximization Proposals
•

Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15	Severance Agreements that are Operative in Event of Change in Control
•	Review CASE-BY-CASE, with consideration given to ISS “transfer-of-wealth” analysis. (See section 8.2).

5.16	Special Purpose Acquisition Corporations (SPACs)
•	Votes on mergers and acquisitions involving SPAC will be voted on a CASE-BY-CASE using a model developed by ISS which takes in consideration:
¡	valuation;
¡	market reaction;
¡	deal timing;
¡	negotiations and process;
¡	conflicts of interest;
¡	voting agreements; and
¡	governance.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

6.0	STATE OF INCORPORATION

6.1	Control Share Acquisition Provisions
•	Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
•	Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
•	Vote FOR proposals to restore voting rights to the control shares.

6.2	Control Share Cashout Provisions
•	Vote FOR proposals to opt out of control share cash-out statutes.

6.3	Disgorgement Provisions
•	Vote FOR proposals to opt out of state disgorgement provisions.

6.4	Fair Price Provisions
•

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

6.5	Freezeout Provisions
•	Vote FOR proposals to opt out of state freeze-out provisions.

6.6	Greenmail
•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
•	Vote on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

6.7	Reincorporation Proposals
•

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

6.8	Stakeholder Provisions
•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

6.9	State Anti-takeover Statutes
•

Vote on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0	CAPITAL STRUCTURE

7.1	Adjustments to Par Value of Common Stock
•	Vote FOR management proposals to reduce the par value of common stock.

7.2	Common Stock Authorization
•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS which considers the following factors:
¡	specific reasons/rationale for the proposed increase;
¡	the dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;
¡	the board’s governance structure and practices; and
¡	risks to shareholders of not approving the request.
•

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

7.3	Dual-Class Stock
•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.
•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
¡	it is intended for financing purposes with minimal or no dilution to current shareholders; and
¡	it is not designed to preserve the voting power of an insider or significant shareholder.

7.4	Issue Stock for Use with Rights Plan
•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

7.5	Preemptive Rights
•

Vote on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

7.6	Preferred Stock
•

OFI will vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance using a model developed by ISS, taking into account company-specific factors including past board performance and governance structure as well as whether the stock is “blank check” (preferred stock with unspecified voting, conversion, dividend distribution, and other rights) or “declawed” (preferred stock that cannot be used as takeover defense).

7.7	Recapitalization
•	Vote CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:
¡	more simplified capital structure;
¡	enhanced liquidity;
¡	fairness of conversion terms;
¡	impact on voting power and dividends;
¡	reasons for the reclassification;
¡	conflicts of interest; and
¡	other alternatives considered.

7.8	Reverse Stock Splits
•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.
•

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

7.9	Share Purchase Programs
•	Vote CASE-BY-CASE on management proposals to institute open-market share repurchase plans, taking into consideration, but not limited to, the following factors:
¡	whether all shareholders may participate on equal terms;
¡	the volume of shares to be repurchased and/or held in treasury;
¡	the duration of the authority;
¡	whether the repurchase may be used for anti-takeover purposes;
¡	past use of repurchased shares; and
¡	pricing provisions and other safeguards

*	The above factors will take into account market best practices and apply those standards deemed acceptable in the market.

7.10	Stock Distributions: Splits and Dividends
•

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

7.11	Tracking Stock
•

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0	EXECUTIVE AND DIRECTOR COMPENSATION

8.1	Equity-based Compensation Plans
•	Vote compensation proposals on a CASE-BY-CASE basis.
•

OFI analyzes stock option plans, paying particular attention to their dilutive effect. OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

•	In certain cases, vote AGAINST equity proposal and compensation committee members taking into consideration whether:
¡	the total cost of the company’s equity plans is unreasonable;
¡	the plan expressly permits the re-pricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;
¡

the CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

¡

the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

¡	the plan is a vehicle for poor pay practices.
•

For Real Estate Investment Trusts (REITs), common shares issuable upon conversion of outstanding Operating Partnership (OP) units will be included in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

8.2	Director Compensation
•

Vote CASE-BY-CASE on stock plans or non-cash compensation plans for non- employee directors, based on the cost of the plans against the company’s allowable cap; the company’s three year burn rate relative to its industry/market cap peers; and the presence of any egregious plan features.. On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.

•	Vote CASE-BY-CASE on the plan, taking into consideration the following qualitative factors disclosed in the proxy statement:
¡	the relative magnitude of director compensation as compared to companies of a similar profile;

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

¡	the presence of problematic pay practices relating to director compensation;
¡	director stock ownership guidelines and holding requirements;
¡	equity award vesting schedules:
•	a minimum vesting of three years for stock options or restricted stock; or
•	deferred stock payable at the end of a three-year deferral period;
¡	mix between cash and equity—based compensation
¡	meaningful limits on director compensation;
¡	the availability of retirement/benefits or perquisites; and
¡	the quality of detailed disclosure surrounding director compensation.

8.3	Bonus for Retiring Director
•

Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

8.4	Cash Bonus Plan
•

Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5	Stock Plans in Lieu of Cash
•	Generally vote FOR management proposals, unless OFI believe the proposal is excessive.

In casting its vote, OFI reviews the ISS recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.

•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

8.6	Pre-Arranged Trading Plans (10b5-1 Plans)
•	Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:
¡	adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
¡	amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
¡	ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
¡	reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
¡	an executive may not trade in company stock outside the 10b5-1 Plan; and
¡	trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

8.7	Management Proposals Seeking Approval to Reprice Options
•	Votes on management proposals seeking approval to exchange/reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
¡	historic trading patterns;
¡	rationale for the repricing;
¡	value-for-value exchange;
¡	option vesting;
¡	term of the option;
¡	exercise price;
¡	participation; and
¡	market best practices

Transfer Stock Option (TSO) Programs

Vote FOR if One-time Transfers:

•	executive officers and non-employee directors are excluded from participating;
•	stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models;
•	there is a two-year minimum holding period for sale proceeds.
•	Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.

8.8	Employee Stock Purchase Plans

Qualified Plans

•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
•	Votes FOR employee stock purchase plans where all of the following apply:
¡	purchase price is at least 85% of fair market value;
¡	offering period is 27 months or less; and
¡	the number of shares allocated to the plan is 10% or less of the outstanding shares.
•	Votes AGAINST employee stock purchase plans where any of the following apply:
¡	purchase price is not at least 85% of fair market value;
¡	offering period is greater than 27 months; and
¡	the number of shares allocated to the plan is more than 10% of the outstanding shares.

Non-Qualified Plans

•	Vote FOR nonqualified employee stock purchase plans with all the following features:
¡	broad-based participation;
¡	limits on employee contribution;
¡	company matching contribution up to 25 percent;
¡	no discount on the stock price on the date of purchase.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

8.9	Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
•

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
•

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

•

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

•	Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in ISS’s definition of director independence.

8.10	Employee Stock Ownership Plans (ESOPs)
•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares).

8.11	Shareholder Proposal to Submit Executive Compensation to Shareholder Vote
•	Vote on a CASE-BY-CASE basis.

8.12	Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposal
•	Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.
¡

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);
•	The company maintains problematic pay practices;
•	The board exhibits poor communication and responsiveness to shareholders.
¡	Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:
•	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A);
•	Evaluation of peer group benchmarking used to set target pay or award opportunities; and
•	Balance of performance-based versus non-performance-based pay.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

•	Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)
¡	Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

8.13 401(k)	Employee Benefit Plans
•	Vote FOR proposals to implement a 401(k) savings plan for employees.

8.14	Shareholder Proposals Regarding Executive and Director Pay
•

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

•

Generally vote FOR shareholder proposals seeking disclosure regarding the company’s, board’s, or committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

•	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.
•	Vote FOR shareholder proposals to put option re-pricings to a shareholder vote.
•

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

8.15	Performance-Based Stock Options
•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
¡	the proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options); or
¡	the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

8.16	Pay-for-Performance
•

Generally vote FOR shareholder proposals that align a significant portion of total compensation of senior executives to company performance. In evaluating the proposals, the following factors will be analyzed:

¡	What aspects of the company’s short-term and long-term incentive programs are performance-driven?
¡	Can shareholders assess the correlation between pay and performance based on the company’s disclosure?
¡	What type of industry does the company belong to?
¡	Which stage of the business cycle does the company belong to?

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

8.17	Pay-for-Superior-Performance Standard
•

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior-performance standard in the company’s executive compensation plan for senior executives.

8.18	Golden Parachutes and Executive Severance Agreements
•

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:
¡	the parachute should be less attractive than an ongoing employment opportunity with the firm;
¡	the triggering mechanism should be beyond the control of management;
¡	the amount should not exceed three times base salary plus guaranteed benefits; and
¡

change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

•	Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
¡	If presented as a separate voting item, OFI will apply the same policy as above.
¡

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management say on pay”), OFI will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

8.19	Pension Plan Income Accounting
•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

8.20	Supplemental Executive Retirement Plans (SERPs)
•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

•

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

8.21	Claw-back of Payments under Restatements
•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:
¡	the coverage of employees, whether it applies to all employees, senior executives or only employees committing fraud which resulted in the restatement;
¡	the nature of the proposal where financial restatement is due to fraud;
¡	whether or not the company has had material financial problems resulting in chronic restatements; and/or
¡	the adoption of a robust and formal bonus/equity recoupment policy.
•	If a company’s bonus recoupment policy provides overly broad discretion to the board in recovering compensation, generally vote FOR the proposal.
•	If the proposal seeks bonus recoupment from senior executives or employees committing fraud, generally vote FOR the proposal.

8.22	Tax Gross-Up Proposals
•

Generally vote FOR shareholder proposals calling for companies to adopt a policy of not providing tax gross-up payments, except in limited situations for broadly accepted business practices, such as reasonable relocation or expatriate tax equalization arrangements applicable to substantially all or a class of management employees of the company.

8.23	Bonus Banking/Bonus Banking “Plus”
•

Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned, taking into account the company’s past practices regarding equity and cash compensation, whether the company has a holding period or stock ownership requirements in place, and whether the company has a rigorous claw-back policy in place.

8.24	Golden Coffins/Executive Death Benefits
•

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

8.25	Eliminate Accelerated Vesting of Unvested Equity
•

Generally vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity wards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

9.0	SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, OFI will generally ABSTAIN where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.

•	OFI will only vote “FOR” a proposal that would clearly:
¡	have a discernable positive impact on short-term or long-term share value; or
¡	have a presently indiscernible impact on short or long-term share value but promotes general long-term interests of the company and its shareholders, such as:
•

prudent business practices which support the long-term sustainability of natural resources within the company’s business lines, including reasonable disclosure on environmental policy issues that are particularly relevant to the company’s business;

•

reasonable and necessary measures to mitigate business operations from having disproportionately adverse impacts on the environment, absent which could potentially lead to onerous government sanctions, restrictions, or taxation regimes, major customer backlash, or other significant negative ramifications.

In the evaluation of social, political, and environmental proposals, the following factors may be considered:

•	what percentage of sales, assets and earnings will be affected;
•

the degree to which the company’s stated position on the issues could affect its reputation or sales, leave it vulnerable to boycott, selective purchasing, government sanctions, viable class action or shareholder derivative lawsuits;

•	whether the issues presented should be dealt with through government or company-specific action;
•	whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	whether the company’s analysis and voting recommendation to shareholders is persuasive;
•	what other companies have done in response to the issue;
•	whether the proposal itself is well framed and reasonable;
•	whether implementation of the proposal would achieve the objectives sought in the proposal;
•	whether the subject of the proposal is best left to the discretion of the board;
•	whether the requested information is available to shareholders either from the company or from a publicly available source; and
•	whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

INTERNATIONAL POLICY GUIDELINES

These international voting guidelines shall apply in non-US markets only as a supplement to the general OFI voting guidelines. The general guidelines shall be applied to the greatest extent possible in non-US markets, taking into account best market practice, with the overall goal of maximizing the primary principles of board accountability and independence and protection of shareholder rights. In cases where the international guidelines and the primary guidelines conflict, the international guidelines shall take precedence for non-US market proposals. If the international guidelines do not cover the subject matter of a non-US market proposal, the primary guidelines should be followed.

Companies in several non-US markets routinely disclose shareholder vote results. In cases where a management proposal receives a significant level of opposition, OFI will evaluate how the company has responded to that opposition and may vote AGAINST future relevant resolutions in certain circumstances where OFI determines the company has not adequately addressed the concerns or responded to the shareholder opposition.

1.0	OPERATIONAL ITEMS

1.1.1 Routine	Items
•

Vote FOR proposals to Open Meeting, Close Meeting, Allow Questions, Elect Chairman of Meeting, Prepare and Approve List of Shareholders, Acknowledge Proper Convening of Meeting, and other routine procedural proposals.

1.1.2	Financial Results/Director and Auditor Reports
•	Vote FOR approval of financial statements and director and auditor reports, unless:
¡	there are material concerns about the financials presented or audit procedures used;
¡	the company is not responsive to shareholder questions about specific items that should be publicly disclosed;
¡	other significant corporate governance concerns exist at the company.

1.1.3	Allocation of Income and Dividends
•	Vote FOR approval of allocation of income and distribution of dividends, unless:
¡	the dividend payout ratio has been consistently below 30% without an adequate explanation; or
¡	the payout ratio is excessive given the company’s financial position.

1.1.4	Stock (Scrip) Dividend Alternative
•	Vote FOR reasonable stock (scrip) dividend proposals that allow for cash options.
•	Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

1.1.5	Lower Disclosure Threshold for Stock Ownership
•	Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless compelling reasons exist to implement a lower threshold.

1.1.6	Controlling Shareholder / Personal Interest
•

Generally vote AGAINST proposals requesting shareholders to indicate whether they are a controlling shareholder, as defined by statute, or possess a personal interest in any resolutions on the agenda, unless such an affiliation or interest has been identified.

1.1.7	Designate Independent Proxy
•	Generally vote FOR proposals to designate an independent proxy unless compelling reasons exist to oppose.

AUDITORS

1.2	Appointment of Internal Statutory Auditors
•	Vote FOR the appointment and reelection of statutory auditors, unless:
¡	there are serious concerns about the statutory reports presented or the audit procedures used;
¡	questions exist concerning any of the statutory auditors being appointed; or
¡	the auditors have previously served the company is an executive capacity or can otherwise be considered affiliated with the company.

1.3	Remuneration of Auditors
•

Vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company or the scope of the services provided.

1.4	Indemnification of Auditors
•	Vote AGAINST proposals to indemnify auditors.

1.5	Remuneration of Internal Statutory Auditors
•

Generally vote FOR proposals to fix the remuneration of internal statutory auditors, taking into consideration the proposed remuneration relative to peers, justifications for any proposed increase, and the presence of any concerns with regard to statutory reports or audit procedures used.

2.0	THE BOARD OF DIRECTORS

2.1	Discharge of Board and Management
•	Vote FOR discharge from responsibility of the board and management, unless:
¡	there are serious questions about actions of the board or management for the year in questions, including reservations from auditors; or

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

¡	material legal or regulatory action is being taken against the company or the board by shareholders or regulators.

2.2	Voting on Director Nominees
•	Vote on director nominees should be made on a CASE-BY-CASE basis, taking into account company practices, corporate governance codes, disclosure, and best practices, examining factors such as:
¡	Composition of the board and key board committees;
¡	Long-term company performance relative to a market index;
¡	Corporate governance provisions and takeover activity; and
¡	Company practices and corporate governance codes.
•	There are some actions by directors that should result in votes being WITHHELD/AGAINST (whichever vote option is applicable on the ballot). Such instances generally fall into the following categories:
¡	The board fails to meet minimum corporate governance standards;
¡	Adequate disclosure has not been provided in a timely manner;
¡	There are clear concerns over questionable finances or restatements;
¡	There have been questionable transactions with conflicts of interest;
¡	There are any records of abuses against minority shareholder interests;
¡	There are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities;
¡	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
¡	Failure to replace management as appropriate; or
¡

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

3.0	ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

3.1	Poison Pills
•

Votes on poison pills or shareholder rights plans, are determined on a CASE-BY-CASE basis. A plan is supportable if its scope is limited to the following two purposes and it conforms to ‘new generation’ rights plan guidelines:

¡	to give the board more time to find an alternative value enhancing transaction; and
¡	to ensure the equal treatment of shareholders.
•	Vote AGAINST plans that go beyond this purpose by giving discretion to the board to either:
¡	determine whether actions by shareholders constitute a change in control;
¡	amend material provisions without shareholder approval;
¡	interpret other provisions;
¡	redeem the plan without a shareholder vote; or
¡	prevent a bid from going to shareholders.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

•	Vote AGAINST plans that have any of the following characteristics:
¡	unacceptable key definitions;
¡	flip-over provision;
¡	permitted bid period greater than 60 days;
¡	maximum triggering threshold set at less than 20% of outstanding shares;
¡	does not permit partial bids;
¡	bidder must frequently update holdings;
¡	requirement for a shareholder meeting to approve a bid; or
¡	requirement that the bidder provide evidence of financing.
•	In addition to the above, a plan must include:
¡	an exemption for a “permitted lock up agreement”;
¡	clear exemptions for money managers, pension funds, mutual funds, trustees and custodians who are not making a takeover bid; and
¡	exclude reference to voting agreements among shareholders.

3.2	Renew Partial Takeover Provision
•	Vote FOR proposals to renew partial takeover provision.

3.3	Depositary Receipts and Priority Shares
•	Vote on a CASE-BY-CASE basis on the introduction of depositary receipts.
•	Vote AGAINST the introduction of priority shares.

3.4	Issuance of Free Warrants
•	Vote AGAINST the issuance of free warrants.

3.5	Defensive Use of Share Issuances
•	Vote AGAINST management requests to issue shares in the event of a takeover offer or exchange bid for the company’s shares.

4.0	MERGERS AND CORPORATE RESTRUCTURINGS

4.1	Mandatory Takeover Bid Waivers
•	Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

4.2	Related-Party Transactions
•

In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a CASE-BY-CASE basis, considering factors including, but not limited to, the parties, assets, and pricing of the transactions.

4.3	Expansion of Business Activities
•

Vote favorable expansion of business lines WITH MANAGEMENT unless the proposed new business takes the company into endeavors that are not justified from a shareholder risk/reward perspective. If the risk/reward is unclear, vote on a CASE-BY-CASE basis.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

4.4	Independent Appraisals
•	Generally vote FOR proposals to appoint independent appraisal firms and approve associated appraisal reports, unless there are compelling reasons to oppose the proposal.

5.0	CAPITAL STRUCTURE

5.1	Pledge of Assets for Debt
•

OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

5.2	Increase in Authorized Capital
•

Vote FOR nonspecific proposals to increase authorized capital up to 100% over the current authorization, unless the increase would leave the company with less than 30% of its new authorization outstanding.

•	Vote FOR specific proposals to increase authorized capital to any amount, unless:
¡	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet OFI guidelines for the purpose being proposed; or
¡	the increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.
•	Vote AGAINST proposals to adopt unlimited capital authorization.

5.3	Share Issuance Requests

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Issuances can be carried out with or without preemptive rights. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

•	Vote FOR issuance requests with preemptive rights to a maximum of 100%* over currently issued capital.
•	Vote FOR issuance requests without preemptive rights to a maximum of 20%* of currently issued capital.
•	The potential use of issuances for antitakeover purposes will be evaluated on a case-by-case basis.

*	In the absence of a best practice recommendation on volume of shares to be issued, apply the above guidelines. In markets where the best practice recommends, or where company practice necessitates it (e.g. France, UK, and Hong Kong), the stricter guideline(s) will be applied.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

5.4	Reduction of Capital
•	Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Examples of routine capital reduction proposals found overseas include:
¡

reduction in the stated capital of the company’s common shares to effect a reduction in a company’s deficit and create a contributed surplus. If net assets are in danger of falling below the aggregate of a company’s liabilities and stated capital, some corporate law statutes prohibit the company from paying dividends on its shares.

¡

Reduction in connection with a previous buyback authorization, as typically seen in Scandinavia, Japan, Spain, and some Latin American markets. In most instances, the amount of equity that may be cancelled is usually limited to 10% by national law.

•	Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis, considering individual merits of each request.

5.5	Convertible Debt Issuance Requests
•

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the above guidelines on equity issuance requests.

5.6	Debt Issuance Requests (Non-convertible)

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100% is considered acceptable.

•	Vote FOR debt issuances for companies when the gearing level is between zero and 100%.
•

Proposals involving the issuance of debt that result in the gearing level being greater than 100% are considered on a CASE-BY-CASE basis. Any proposed debt issuance is compared to industry and market standards.

5.7	Reissuance of Shares Repurchased
•	Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the recent past.

5.8	Capitalization of Reserves for Bonus Issues/Increase in Par Value
•	Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

5.9	Control and Profit Agreements/Affiliation Agreements with Subsidiaries
•

Vote FOR management proposals to approve parent-subsidiary affiliation agreements including, but not limited to control and profit transfer agreements, unless there are compelling reasons to oppose the proposal.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

5.10	Acceptance of Deposits
•

Generally vote AGAINST proposals to accept deposits from shareholders and/or the public, taking into consideration the terms or conditions of the deposit as well as the company’s rationale for additional funding.

6.0	EXECUTIVE AND DIRECTOR COMPENSATION

6.1	Director Remuneration
•	Vote FOR proposals to award cash fees to non-executive directors, unless the amounts are excessive relative to other companies in the country or industry.
•	Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
•	Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
•	Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

6.2	Retirement Bonuses for Directors and Statutory Auditors
•

Vote AGAINST the payment of retirement bonuses to directors and statutory auditors when one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company or where one or more of the individuals to whom the grants are being proposed has not served in their current role with the company for the last five consecutive years.

•	Vote AGAINST the payment of retirement bonuses to any directors or statutory auditors who have been designated by the company as independent.

6.2	Executive Remuneration Report or Policy
•	Vote AGAINST such proposals in cases where:
¡	The company does not provide shareholders with clear, comprehensive compensation disclosures;
¡	The company does not maintain an appropriate pay-for-performance alignment and there is not an emphasis on long-term shareholder value;
¡	The arrangement creates the risk of a “pay for failure” scenario;
¡	The company does not maintain an independent and effective compensation committee;
¡	The company provides inappropriate pay to non-executive directors; or
¡	The company maintains other problematic pay practices.

This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the OFI Compliance Department. Please direct all questions regarding OFI policies and procedures to the OFI Compliance Department at ML-Policy and Procedure.

Pacific Investment Management Company LLC

Your Global Investment Authority

These proxy voting policies and procedures (“Policies and Procedures”) are intended to foster PIMCO’s compliance with its fiduciary obligations and applicable law. These Policies and Procedures apply to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority.[1]

Policy

These proxy voting policies and procedures (“Policies and Procedures”) are intended to foster PIMCO’s compliance with its fiduciary obligations and applicable law. These Policies and Procedures apply to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority.

PIMCO will vote proxies in accordance with these Policies and Procedures for each of its clients unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients results from its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.

A. General Statements of Policy

These Policies and Procedures are designed in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to vote all client proxies that come to its attention. If it is consistent with PIMCO’s contractual obligations to the client, however, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio manager (“PM”) to effect trades in the related security; or (3) the Legal and Compliance department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

Effective Date: August 2003 Revised Date: May 2007 May 2010 October 2012 June 2014

[1]   Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and Dutch auctions.

B.	Conflicts of Interest

1.	Identification of Material Conflicts of Interest

a)	In General. PIMCO has a fiduciary obligation to vote all client proxies in good faith and in the best interests of the client. Conflicts of interest, however, may, or may appear to, interfere with PIMCO’s ability to vote proxies in accordance with this fiduciary standard. Actual or potential conflicts of interest when PIMCO votes client proxies could arise in many ways, such as (i) if PIMCO has a material business relationship with the issuer to which the proxy relates; (ii) if a credit analyst assigned to recommend how to vote a fixed income proxy or a PM responsible for voting proxies has a material personal or business relationship with the issuer; (iii) if PIMCO clients have divergent interests in the proxy vote; and (iv) if the PM voting a proxy becomes aware of a material business relationship between the issuer and a PIMCO affiliate before voting.

PIMCO seeks to prevent conflicts of interest from interfering with its voting of client proxies by identifying such conflicts and resolving them as described in these Policies and Procedures.

b)

Equity Securities.[2] PIMCO has retained an Industry Service Provider (“ISP”)[3] to provide recommendations on how to vote proxies with respect to Equity Securities. PIMCO will follow the recommendations of the ISP unless: (i) the ISP is unable to vote a proxy (such as if the ISP has a disabling conflict of interest); or (ii) a PM decides to override the ISP’s voting recommendation. In either such case as described below, the Legal and Compliance department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists. Each PM has a duty to disclose to the Legal and Compliance department any potential, actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to an equity security (whether the proxy will be voted by the ISP or PIMCO). If no potential, actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client.

If a potential, actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by a conflicts committee (“Conflicts Committee”); (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance department. See Section B.2 below.

c)	Fixed Income Securities. PIMCO’s Credit Research Group is responsible for issuing recommendations on how to vote proxies and consents (collectively referred to herein as proxies) with respect to fixed income securities. Each member of the Credit Research Group assigned to issue a voting recommendation has a duty to disclose to the Legal and Compliance department any such potential, actual or apparent material conflict of interest known to such person relating to that voting recommendation. If no such potential, actual or apparent material conflict of interest is disclosed to the Legal and Compliance department, the Credit Research Group may issue a recommendation as to how to vote the proxy. If such a potential, actual or apparent material conflict is disclosed to the Legal and Compliance department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by the Conflicts Committee; (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance department. See Section B.2 below.

[2]

The term “equity securities” means common and preferred stock, including common and preferred shares issued by investment companies; it does not include debt securities convertible into equity securities.

[3]	The ISP for Equity Securities proxy voting is Institutional Shareholder Services (“ISS”), Inc., One Chase Manhattan Plaza, 44th Floor, New York, NY 10005.

PROXY VOTING POLICY & PROCEDURES | JUNE 2014 2

Where the Credit Research Group issues a recommendation, PIMCO will follow the recommendation, unless a PM decides to override the Credit Research Group’s voting recommendation. If a PM decides to override the recommendation, the Legal and Compliance department may review the proxy to determine whether a material conflict of interest, or the appearance of one, exists with respect to the PM’s voting of the proxy. Each PM has a duty to disclose to the Legal and Compliance department, any potential, actual or apparent material conflict of interest known to the PM relating to a proxy vote. If no such potential, actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client. If such a potential, actual or apparent material conflict is identified by, or disclosed to, the Legal and Compliance department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by the Conflicts Committee; (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance department. See Section B.2 below.

2.	Resolution of Identified Conflicts of Interest

a)	Equity Securities Voted by ISP. The ISP, an independent research and voting service, makes voting recommendations for proxies relating to equity securities in accordance with ISP’s guidelines which have been adopted by PIMCO (“ISP Guidelines”). PIMCO has determined to follow the ISP Guidelines. By following the guidelines of an independent third party, PIMCO intends to eliminate any conflict of interest PIMCO may have with respect to proxies covered by the ISP.

b)	Fixed Income Securities. By following the recommendations of the Credit Research Group, PIMCO intends to eliminate any conflict of interest that might arise if a PM voted a fixed income proxy for a client account.

If a material conflict of interest (or the appearance of one) with respect to the Credit Research analyst issuing a voting recommendation is disclosed to the Legal and Compliance department, such conflict will be resolved either by: (i) applying the policies and procedures set forth herein; (ii) applying a protocol previously established by the Conflicts Committee; (iii) if no such protocol covers the conflict at hand, elevation to the Conflicts Committee for direct resolution by it; or (iv) applying such other procedure(s) approved by the Legal and Compliance department. The Legal and Compliance department will record the manner in which each such conflict is resolved (including, in the case of direct resolution by the Conflicts Committee, the procedure applied by the Conflicts Committee).

c)	PIMCO-Affiliated Fund Shares Voted by ISP. The ISP may make voting recommendations for proxies relating to PIMCO-affiliated fund shares in accordance with the ISP guidelines. Pursuant to Section B.2.f, PIMCO may determine to resolve a conflict of interest with respect to a PIMCO-managed separate account, fund or other collective investment vehicle holding such PIMCO-affiliated fund shares by following the recommendation of the ISP.

d)

All Securities Not Voted Pursuant to a recommendation of the ISP or Credit Research Group. The following applies to: (i) proxies received in relation to securities for which the ISP or the Credit Research Group (as applicable) is unable to provide recommendations on how to vote; and (ii) proxies for which, as described below, a PM determines to override the ISP’s or Credit Research Group’s (as applicable) voting recommendation. In each case, such proxy will be reviewed by the Legal and Compliance department to determine whether a material conflict of interest, or the appearance of one, exists with respect to the voting of such proxy by the responsible PM. If no such material conflict of interest (or appearance of one) is identified by, or

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disclosed to, the Legal and Compliance department, the proxy will be voted by the responsible PM in good faith and in the best interest of the client.

If such a material conflict of interest (or the appearance of one) is identified by, or disclosed to, the Legal and Compliance department, such conflict will be resolved either by: (i) applying the policies and procedures set forth herein; (ii) applying a protocol previously established by the Conflicts Committee; (iii) if no such protocol covers the conflict at hand, elevation to the Conflicts Committee for direct resolution by it; or (iv) applying such other procedure(s) approved by the Legal and Compliance department. The Legal and Compliance department will record the manner in which each such conflict is resolved (including, in the case of direct resolution by the Conflicts Committee, the procedure applied by the Conflicts Committee).

e)	Methods for Resolving Identified Conflicts of Interest.

1)	Conflicting Client Interests. Where the conflict at issue has arisen because PIMCO clients have divergent interests, the applicable PM or another PM may vote the proxy as follows:

•

If the conflict exists between the accounts of one or more PMs on the one hand, and accounts of one or more different PMs on the other, each PM (if the conflict does not also exist among the PM’s accounts) will vote on behalf of his or her accounts in such accounts’ best interests.

•

If the conflict exists among the accounts of a PM, such PM shall notify the Legal and Compliance department and the head of the PM’s desk (or such PM’s manager, if different). The desk head or manager of such PM will then designate another PM without a conflict to vote on behalf of those accounts.

2)	Direct Resolution by the Conflicts Committee. When a conflict is brought to the Conflicts Committee for direct resolution, the Conflicts Committee will seek to mitigate the actual or apparent conflict in the best interest of clients by, for example:

•	Permitting the applicable PM to vote after receiving the consent of the client after providing notice and disclosure of the conflict to that client; or

•	Voting the proxy in accordance with the recommendation of, or delegating the vote to, an independent third-party service provider; or

•

Having the client direct the vote (and, if deemed appropriate by the Conflicts Committee, suggesting that the client engage another party to assist the client in determining how the proxy should be voted).

In considering the manner in which to mitigate a material conflict of interest, the Conflicts Committee may consider various factors, including:

•	The extent and nature of the actual or apparent conflict of interest;

•	If the client is a fund, whether it has an independent body (such as a board of directors) that is willing to give direction to PIMCO;

•	The nature of the relationship of the issuer with PIMCO (if any);

•	Whether there has been any attempt to directly or indirectly influence PIMCO’s voting decision; and

•	Whether the direction of the proposed vote would appear to benefit PIMCO, a related party or another PIMCO client.

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3)	The Conflicts Committee Protocol. To permit the more efficient resolution of conflicts of interest, the Conflicts Committee may establish a protocol (the “Conflicts Committee Protocol”) that directs the methods of resolution for specific types of conflicts, provided that such methods comply with Section B.2. Once a protocol has been established for a certain type of conflict, unless otherwise approved in writing by the Legal and Compliance department, all conflicts of that type will be resolved pursuant to the protocol, subject to the Conflict Committee’s ability to rescind or amend such protocol.

f)	Investments by Clients in Affiliated Funds. Conflicts of interest with respect to the voting of proxies may also arise when PIMCO-managed separate accounts (including wrap program accounts advised or managed in whole or in part by PIMCO and other wrap program accounts for which PIMCO has proxy voting authority), funds or other collective investment vehicles are shareholders of PIMCO-affiliated funds that are the subject of proxies. PIMCO will vote client proxies relating to a PIMCO-affiliated fund in accordance with the offering or other disclosure documents or any applicable contract for the PIMCO-managed separate account, fund or other investment vehicle holding shares of the PIMCO-affiliated fund. Where such documents are silent on the issue, PIMCO will vote client proxies relating to a PIMCO-affiliated fund by “echoing” or “mirroring” the vote of the other shareholders in the underlying funds, by voting in accordance with the ISP recommendation, or by applying other conflicts resolution procedures set forth in Section B.2.

g)	Information Barriers. To reduce the occurrence of actual or apparent conflicts of interest, PIMCO and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any affiliate other than PIMCO-named affiliates.

C.	Proxy Voting Process

PIMCO’s process for voting proxies with respect to equity and other securities is described below.

1.	Proxy Voting Process: Equity Securities

a)	The Role of the ISP. PIMCO has selected the ISP to assist it in researching and voting proxies. The ISP researches the financial implications of proxy proposals and assists institutional investors with casting votes in a manner intended to protect and enhance shareholder returns, consistent with the particular guidelines of the institutional investor. PIMCO utilizes the research and analytical services, operational implementation and recordkeeping and reporting services provided by the ISP with respect to proxies relating to equity securities.

The ISP will provide a recommendation to PIMCO as to how to vote on each proposal based on its research of the individual facts and circumstances of each proposal and its application to the ISP Guidelines. Except for newly established accounts that have not yet migrated to the ISP’s systems, the ISP will cast votes as PIMCO’s agent on behalf of clients in accordance with its recommendations, subject to any override of such recommendation by the PM. For accounts not yet migrated to the ISP’s system, PIMCO Operations will manually cast votes in accordance with the ISP’s recommendations, subject to any override of such recommendations by the PM.

b)	Overrides of ISP’s Recommendations.

1)

Portfolio Manager Review. Each PM is responsible for reviewing proxies relating to equity securities and determining whether to accept or reject the recommendation of the ISP, in accordance with the best interests of the client. If a PM determines that overriding the recommendation of the ISP would be in the best interests of the client based on all the facts

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and circumstances, the PM, with the assistance of the Operations Group, as appropriate, must prepare or arrange for the preparation of a report (the “Override Report”) containing the information set forth below and any other information the PM and the Legal and Compliance department deem relevant:

•	Name and ticker symbol of issuer;

•	Percentage of the outstanding shares of the issuer held;

•	The name(s) of the fund(s) or account(s) holding the securities;

•	A summary of the proposal;

•	The date of the shareholder meeting and the response deadline;

•	Whether the proposal is being made by management or a shareholder;

•	Management’s recommendation with respect to the proposal;

•	The ISP recommendation with respect to the proposal;

•	The reasoning behind the PM’s decision to recommend the override;

•

Whether the PM is aware of any actual or apparent conflict of interest with respect to the issuer or proponent of the proposal (see Section B above). The PM should explain any such actual or apparent conflicts; and

•	Whether the PM has been contacted by an outside party regarding the vote.

2)	Compliance Review. The Legal and Compliance department will review the Override Report to determine whether an actual or apparent conflict of interest exists with respect to the vote. If the Legal and Compliance department determines that no such conflict of interest exists, the PM’s recommendation will be implemented. If the Legal and Compliance department determines that such a conflict of interest exists, the conflict will be resolved in accordance with the policies described above in Section B.2 of these Policies and Procedures. In no event will PIMCO abstain from a vote solely to avoid a conflict of interest.

3)	Override. If the result of this process is a decision to vote differently than proposed by the ISP, the PM, with the assistance of the Operations Group, will inform the ISP of the voting decision for implementation by the ISP.

c)	When the ISP Does Not Provide a Recommendation. In certain circumstances, the ISP, as a result of technical or other difficulties, may be unable to provide a recommendation with respect to a client proxy. Where the ISP is unable to provide a recommendation for an equity security proxy, PIMCO shall vote such proxy in accordance with Section C.3.

2.	Proxy Voting Process: Fixed Income Securities

a)	The Role of the Credit Research Group. The Credit Research Group is responsible for researching and issuing proxy voting recommendations with respect to fixed income securities. The Credit Research Group researches the financial implications of proxy proposals and makes voting recommendations specific for each account that holds the related fixed income security.

The Credit Research Group will provide a recommendation, for each account, as to how to vote on each proposal based on the needs of the account and the Credit Research Group’s research of the individual facts and circumstances of each proposal. PIMCO Operations will manually cast votes in accordance with the Credit Research Group’s recommendations, subject to any override of such recommendations by the PM.

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b)	Overrides of the Credit Research Group’s Recommendations.

1)	Portfolio Manager Review. Each PM is responsible for reviewing proxies relating to fixed income securities and determining whether to accept or reject the recommendation of the Credit Research Group, in accordance with the best interests of the client. If a PM determines that overriding the recommendation of the Credit Research Group would be in the best interests of the client based on all the facts and circumstances, the PM, with the assistance of the Operations Group, as appropriate, must prepare or arrange for the preparation of an Override Report containing the information set forth below and any other information the PM and the Legal and Compliance department deem relevant:

•	Name and ticker symbol of issuer;

•	Percentages of the outstanding securities (equity and fixed income) of the issuer held;

•	The name(s) of the fund(s) or account(s) holding the securities;

•	A summary of the proposal;

•	The date of the security holder meeting and the response deadline;

•	Whether the proposal is being made by management or a security holder;

•	Management’s recommendation with respect to the proposal;

•	The Credit Research Group recommendation with respect to the proposal;

•	The reasoning behind the PM’s decision to recommend the override;

•

Whether the PM is aware of any actual or apparent conflict of interest with respect to the issuer or proponent of the proposal (see Section B above). The PM should explain any such actual or apparent conflicts; and

•	Whether the PM has been contacted by an outside party regarding the vote.

2)	Compliance Review. The Legal and Compliance department will review the Override Report to determine whether an actual or apparent conflict of interest exists with respect to the vote. If the Legal and Compliance department determines that no such conflict of interest exists, the PM’s recommendation will be implemented. If the Legal and Compliance department determines that such a conflict of interest exists, the conflict will be resolved in accordance with the policies described above in Section B.2 of these Policies and Procedures. In no event will PIMCO abstain from a vote solely to avoid a conflict of interest.

3)	Override. If the result of this process is a decision to vote differently than proposed by the Credit Research Group, the Operations Group will manually cast such vote.

c)	When the Credit Research Group Does Not Provide a Recommendation. In certain circumstances, the Credit Research Group, as a result of conflicts or other reasons, may be unable to provide a recommendation with respect to a client proxy. Where the Credit Research Group is unable to provide a recommendation for a fixed income security proxy, PIMCO shall vote such proxy in accordance with Section C.3.

3.	Proxy Voting Process: All Other Securities (including those not covered by the ISP or the Credit Research Group)

The ISP covers the majority of equity securities and the Credit Research Group covers fixed income securities. In certain circumstances, such as when an equity security issuer does not have a contractual relationship with the ISP or when the Credit Research Group has a conflict, a proxy will not be covered

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by the ISP or the Credit Research Group. Proxies not covered by the ISP or the Credit Research Group (collectively “OS Proxies”) may be received by PIMCO Operations, the PM or by State Street Investment Management Solutions (“IMS West”). Upon receipt of any proxy voting ballots, all OS Proxies should be forwarded to PIMCO Operations, which coordinates with the Legal and Compliance department, and the PM(s) as appropriate, to vote such OS Proxies manually in accordance with the procedures set forth below.

a)	Identify and Seek to Resolve any Material Conflicts of Interest. As described in Section B.1, PIMCO’s Legal and Compliance department will review each OS Proxy to determine whether PIMCO may have an actual or apparent material conflict of interest in voting. If no such conflict is identified, the Legal and Compliance department will forward each OS Proxy to PIMCO Operations, which will coordinate consideration of such proxy by the appropriate PM(s). However, if such a conflict is identified, the Legal and Compliance department will, in accordance with Section B.2 above, resolve such conflict: (i) by applying the policies and procedures set forth herein; (ii) pursuant to a protocol previously established by the Conflicts Committee; (iii) if no such protocol is applicable to the conflict at hand, elevate such conflict to the Conflicts Committee for direct resolution; or (iv) by applying such other procedure(s) approved by the Legal and Compliance department.

b)	Vote. (i) Where no material conflict of interest is identified, the PM will review the proxy information, vote the OS Proxy in accordance with these policies and procedures and return the voted OS Proxy to PIMCO Operations; (ii) Where a material conflict of interest is identified, the OS Proxy will be voted in accordance with the conflict resolution procedures in Section B.2 and the voted OS Proxy will be returned to PIMCO Operations.

c)	Review. PIMCO Operations will review for proper completion each OS Proxy that was submitted to it. PIMCO Operations will forward the voted OS Proxy to the ballot collection agency with the decision as to how it should be voted.

d)	Transmittal to Third Parties. PIMCO Operations will document the decision for each OS Proxy received in a format designated by the ballot collection agency or other third party service provider. PIMCO Operations will maintain a log of all OS Proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

e)	Recordkeeping. PIMCO Operations will log the proxy voting results into the ISP application for all manual ballots.

4.	Abstentions

If it is consistent with PIMCO’s contractual obligations to the client, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the PM’s ability to effect trades in the related security; or (3) the Legal and Compliance department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

For example, these factors may result in PIMCO not voting proxies relating to non-U.S. issuers in some situations. This is because, in the case of such proxies, PIMCO may, for example, receive meeting notices after the cut-off time for voting or without enough time to fully consider the proxy, or PIMCO may be required in some jurisdictions to provide local agents with power of attorney prior to implementing PIMCO’s voting instructions.

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5.	Proxies Relating to Securities on Loan

Where a security is on loan, PIMCO may, but is not required to, request that the loaned securities be recalled and that the security be blocked from lending prior to the meeting record date in order to vote the proxy. In determining whether to recall a loaned security, the relevant PM(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the security on loan. The recall decision should be made in the best interests of the client based on a consideration of various factors, which may include the following: (1) whether the matter to be voted on may significantly affect the value of the security; (2) the relative cost and/or administrative inconvenience of recalling the security; (3) the significance of the holding; and (4) whether the security is considered a long-term holding.

D.	U.S. Reporting and Disclosure Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law (including with respect to the filing of any Form N-PX) or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

For each U.S. registered investment company (“fund”) that PIMCO sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 is properly reported on Form N-PX which is filed with the SEC no later than August 31 of each year. PIMCO will also ensure that each fund states in its Statement of Additional Information (“SAI”) (or, with respect to Private Account Portfolio Series of PIMCO Funds (“PAPS Portfolios”), the Offering Memorandum Supplement) and its annual and semiannual report to shareholders that information concerning how the fund voted proxies relating to its portfolio securities for the most recent twelve-month period ending June 30 is available without charge through the fund’s website and on the SEC’s website, as required by Form N-1A (for open-end funds) or Form N-2 (for closed-end funds). PIMCO’s Fund Administration Group is responsible for ensuring that this information is posted on each fund’s website in accordance with the foregoing disclosure. PIMCO will ensure that proper disclosure is made in each fund’s SAI (or, with respect to the PAPS Portfolios, the Offering Memorandum Supplement) and annual and semiannual reports describing the policies and procedures used to determine how to vote proxies relating to such fund’s portfolio securities, also as required by Form N-1A (for open-end funds) and Form N-2 (for closed-end funds).

E.	PIMCO Record Keeping

PIMCO or its agent (e.g., IMS West or the ISP) maintains proxy voting records as required by applicable rules. The records maintained by PIMCO include: (1) a copy of all proxy voting policies and procedures; (2) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records; and (4) any documentation related to an identified material conflict of interest. Additionally, PIMCO or its agent (if the agent has undertaken to provide a copy to PIMCO upon request) maintains: (1) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied in the U.S. by relying on obtaining a copy of a proxy

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statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); and (2) a record of each vote cast by PIMCO on behalf of a client.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

F.	Review and Oversight

PIMCO’s Legal and Compliance department will provide for the supervision and periodic review, no less than on an annual basis, of PIMCO’s proxy voting activities and the implementation of these Policies and Procedures. Such review process will include a review of PM overrides of the ISP’s voting recommendations.

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PanAgora Asset Management, Inc.

PROXY VOTING POLICY DISCLOSURE

PanAgora Asset Management, Inc.

Introduction

PanAgora Asset Management (“PanAgora”) seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way that PanAgora believes will maximize the monetary value of each portfolio’s holdings. PanAgora takes the view that this will benefit our direct clients and, indirectly, the ultimate owners and beneficiaries of those clients.

Oversight of the proxy voting process is the responsibility of the Investment Committee. The Investment Committee reviews and approves amendments to the PanAgora Proxy Voting Policy and delegates authority to vote in accordance with this policy to its third party proxy voting service. PanAgora retains the final authority and responsibility for voting. In addition to voting proxies, PanAgora:

1)	describes its proxy voting procedures to its clients in Part 2A of its Form ADV;

2)	provides the client with this written proxy policy, upon request;

3)	discloses to its clients how they may obtain information on how PanAgora voted the client’s proxies;

4)	generally applies its proxy voting policy consistently and keeps records of votes for each client in order to verify the consistency of such voting;

5)	documents the reason(s) for voting for all non-routine items; and

6)	keeps records of such proxy votes.

Process

PanAgora’s Chief Compliance Officer is responsible for monitoring proxy voting. As stated above, oversight of the proxy voting process is the responsibility of the Investment Committee, which retains oversight responsibility for all investment activities of PanAgora.

In order to facilitate our proxy voting process, PanAgora retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Chief Compliance Officer has delegated the responsibility of working with this firm to the Compliance Manager responsible for oversight of PanAgora’s third party proxy agent, for ensuring that proxies are submitted in a timely manner. PanAgora’s Chief Compliance Officer has instituted a process for oversight of the third party proxy agent, including sampling of votes to ensure compliance with PanAgora’s policy, onsite visits to the agent and review of the agent’s policies and procedures and potential conflicts of interest.

All proxies received on behalf of PanAgora clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and (ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our proxy voting firm’s guidelines as adopted by the Investment Committee.

However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients or portfolio managers, and questions from consultants.

In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted by the Chief Compliance Officer for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of PanAgora. If the Chairman of the Investment Committee determines that there is a material conflict, the process detailed below under “Potential Conflicts” is followed. If there is no material conflict, the Chairman will examine each of the issuer’s proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolio’s holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.

PanAgora also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers.

Potential Conflicts

As discussed above under Process, from time to time, PanAgora will review a proxy that presents a potential material conflict. An example could arise when PanAgora has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.

As a fiduciary to its clients, PanAgora takes these potential conflicts very seriously. While PanAgora’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by PanAgora’s potential conflict, there are a number of courses PanAgora may take. The final decision as to which course to follow shall be made by the Investment Committee.

Casting a vote which simply follows PanAgora’s pre-determined policy eliminates PanAgora’s discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that PanAgora believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, PanAgora may employ the services of a third party, wholly independent of PanAgora, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Investment Committee may determine that the employment of a third party not feasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of PanAgora’s clients, shall be formalized in writing. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients’, and not PanAgora’s, best interests.

Finally, as discussed above, PanAgora reviews the policies and procedures of its proxy voting agent to seek to identify and address conflicts and potential conflicts of interest that may arise. If and to the extent such a conflict is identified, PanAgora will work with the agent to ensure that the conflict is appropriately addressed and that PanAgora’s proxies are voted in accordance with its proxy voting policy in the best interest of its clients.

Recordkeeping

In accordance with applicable law, PanAgora shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in PanAgora’s office:

1)	PanAgora’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)	a copy of each proxy statement PanAgora receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do);

3)	a record of each vote cast by PanAgora (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

4)	a copy of any document created by PanAgora that was material in making its voting decision or that memorializes the basis for such decision; and

5)	a copy of each written request from a client, and response to the client, for information on how PanAgora voted the client’s proxies.

Disclosure of Client Voting Information

Any client of PanAgora who wishes to receive information on how their proxies were voted should contact its Client Service Manager.

Schroder Investment Management North America Inc.

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. POLICY RELATING TO IDENTIFYING AND ACTING UPON CONFLICTS OF INTEREST IN CONNECTION WITH ITS PROXY VOTING OBLIGATIONS

This document sets forth Schroder Investment Management North America Inc.’s (“SIMNA’s”) policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940. Specifically, Rule 206(4)-6 requires that SIMNA:

•	Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients and

•	Disclose its proxy voting policies and procedures to clients and inform them how they may obtain information about how SIMNA voted proxies.

Rule 30b1-4 requires that the U.S. Mutual Funds for which SIMNA serves as an investment adviser (the “Funds”):

•	Disclose their proxy voting policies and procedures in their registration statements; and

•	Annually, file with the SEC and make available to shareholders their actual proxy voting.

(a) Proxy Voting General Principles

SIMNA will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by SIMNA (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner that is deemed most likely to protect and enhance the longer term value of the security as an asset to the account.

Corporate Governance Committee

The Corporate Governance Committee for the Schroders Group consists of investment professionals and other officers and coordinates with SIMNA to ensure compliance with this proxy voting policy. The Committee meets on a periodic basis to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

The Schroders’ Group Corporate Governance Team (the “Team”) provides an initial evaluation of the proxy request, seeks advice where necessary, especially from the U.S. small cap and mid cap product heads, and consults with portfolio managers who have invested in the company should a controversial issue arise.

When coordinating proxy-voting decisions, the Team generally adheres to the Group Environmental, Social & Governance Policy (the “Policy”), as revised from time to time. The Policy, which has been approved by the Corporate Governance Committee, sets forth Schroder Group positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Corporate Governance Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

The Team uses Institutional Shareholder Services, Inc. (“ISS”) to assist in voting proxies. ISS provides proxy research, voting and vote-reporting services. ISS’s primary function is to apprise the Team of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although SIMNA may consider ISS’s and others’ recommendations on proxy issues, SIMNA bears ultimate responsibility for proxy voting decisions.

SIMNA may also consider the recommendations and research of other providers, including the National Association of Pension Funds’ Voting Issues Service.

Conflicts

From time to time, proxy voting proposals may raise conflicts between the interests of SIMNA’s clients and the interests of SIMNA and/or its employees. SIMNA has adopted this policy and procedures to ensure that decisions to vote the proxies are based on the clients’ best interests.

For example, conflicts of interest may arise when:

•	Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a client relationship with SIMNA;

•	A proponent of a proxy proposal has a client relationship with SIMNA;

•	A proponent of a proxy proposal has a business relationship with SIMNA;

•	SIMNA has business relationships with participants in proxy contests, corporate directors or director candidates;

SIMNA is responsible for identifying proxy voting proposals that may present a material conflict of interest. If SIMNA receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is “material” to any specific proposal included within the proxy. SIMNA (or the Team on behalf of SIMNA) will determine whether a proposal is material as follows:

•

Routine Proxy Proposals: Proxy proposals that are “routine” shall be presumed not to involve a material conflict of interest unless SIMNA has actual knowledge that a routine proposal should be treated as material. For this purpose, “routine” proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

•

Non-Routine Proxy Proposals: Proxy proposals that are “non-routine” will be presumed to involve a material conflict of interest, unless SIMNA determines that neither SIMNA nor its personnel have a conflict of interest or the conflict is unrelated to the proposal in question. For this purpose, “non-routine” proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If SIMNA determines that there is, or may be perceived to be, a conflict of interest when voting a proxy, SIMNA will address matters involving such conflicts of interest as follows:

A. If a proposal is addressed by the Policy, SIMNA will vote in accordance with such Policy;

B. If SIMNA believes it is in the best interests of clients to depart from the Policy, SIMNA will be subject to the requirements of C or D below, as applicable;

C. If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, SIMNA may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against SIMNA’s own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and

D. If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, and SIMNA believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then SIMNA must take one of the following actions in voting such proxy: (a) vote in accordance with ISS’ recommendation; (b) in exceptional cases, inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by SIMNA; or (c) obtain approval of the decision from the Chief Compliance Officer and the Chief Investment Officer (the

rationale of such vote will be memorialized in writing). Where the director of a company is also a director of Schroders plc, SIMNA will vote in accordance with ISS’ recommendation.

Record of Proxy Voting

SIMNA will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

SIMNA will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by SIMNA, the Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the Chief Investment Officer.

SIMNA will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written) from any client for proxy voting information.

Such records will be maintained for at least six years and may be retained electronically.

Additional Reports and Disclosures for the Funds

The Funds must disclose their policies and procedures for voting proxies in their Statement of Additional Information. In addition to the records required to be maintained by SIMNA, the following information will be made available to the Funds or their agent to enable the Funds to file Form N-PX under Rule 30b1-4:

For each matter on which a fund is entitled to vote:

•	Name of the issuer of the security;

•	Exchange ticker symbol;

•	CUSIP number, if available;

•	Shareholder meeting date;

•	Brief summary of the matter voted upon;

•	Source of the proposal, i.e., issuer or shareholder;

•	Whether the fund voted on the matter;

•	How the fund voted; and

•	Whether the fund voted with or against management.

Further, the Funds are required to make available to shareholders the Funds’ actual proxy voting record. If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.

September 2014

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Schroders’ ESG Definition and Philosophy

Defining ESG integration

Looks at investment decisions in a wider context than traditional financial analysis and explicitly includes analysis of a range of risks and opportunities related to environmental, social and governance (ESG) drivers. In principle, this can lead to a more broad assessment of the environment in which companies operate and their performance in managing different stakeholders, giving a fuller understanding of future opportunities and risks than traditional fundamental analysis. In practice, its effectiveness in doing so hinges on how that integration is approached and implemented.

Schroders’ Philosophy

At Schroders we see ourselves as long-term stewards of our clients’ capital, and this philosophy leads us to focus on the long-term prospects for the assets in which we invest. It is central to our investment process to analyse each investment’s ability to create, sustain and protect value to ensure that it can deliver returns in line with our clients’ objectives. Where appropriate we also look to engage and to vote with the objective of improving performance in these areas.

We believe the responsibility of investors includes protecting the interests of our clients from the impacts of financial and non-financial risks. Assessing and engaging on ESG and sustainability is becoming more and more important to investment processes.

In our view ESG and industrial trends are intrinsically linked. Companies face competitive pressures from a wider range of sources, on a larger scale and at a faster pace than ever before. As the effects of structural industry changes grow, how companies are run and their abilities to adapt to changing pressures are becoming increasingly important.

The policies outlined in this document apply to investments across equities, fixed income and alternatives. They incorporate what we have learnt from over twenty years of integrating (ESG) analysis across asset classes and geographies. Given our commitment to ESG integration and the growing data supporting effective implementation, we expect our approaches to continue to evolve.

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Our ESG Process

Integration	We seek to integrate ESG considerations into our research and overall investment decisions across investment desks and asset classes. We recognise that different asset classes, portfolio strategies and investment universes require different lenses to most effectively strengthen decision making.

Our integration approach spans the breadth of the investment process, from identifying trends, analysing securities, constructing portfolios, through to engagement, voting and reporting.

We facilitate the integration of ESG into the overall investment processes through the following:

–	Our ESG analysts work with investment teams, which facilitate regular dialogue with our analysts and investors.

–	Our ESG analysts like our investment analysts have a sector focus. This enables them to gain a deep understanding of sector-specific ESG issues and in turn, work in tandem with our investment analysts and portfolio managers to identify and assess ESG risks and opportunities, as well as incorporate consideration of these factors into their company models where appropriate.

–	The ESG team provides ongoing training to investment analysts to ensure that all investment desks are aligned in their efforts to integrate ESG considerations into their analysis. The team also provides sector-specific ESG training and tailored training for individual investment teams upon request.

–	Our ESG specialists produce regular multi-sector and multi-region thematic research to ensure our investment analysts and investors keep abreast of the latest ESG trends, and how they can impact valuation and risk.

–	Our equity and fixed income analysts analyse relevant ESG risks and opportunities for securities under their coverage within their research notes. Our ESG specialists review research notes periodically to highlight where ESG analysis can be enhanced and to promote best practice.

–	Each quarter the ESG team screens desk portfolios against third- party ESG ratings from specialist ESG research providers and these ratings are distributed to investment desks. We do not believe that third-party ESG research views are the definitive view of a company’s ESG performance but it provides a catalyst for further research and discussions with the ESG team.

Sovereign Analysis

The social and environmental backdrop facing countries and their governments is changing quickly. As pressures become more acute, the financial importance of effectively managing social and environmental change is rising. Identifying and understanding

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relevant ESG issues and assessing how challenges are being met, help with our long term analysis of Sovereign risk.

The thematic research conducted by the ESG team feeds into this analysis. The ESG analysts also work with the Economics team seeking to quantify how these long term challenges may impact their regional forecasts.

Structured Credit and SPV Analysis	Consideration of ESG factors complements the assessment of the quality of the collateral and the sustainability of the cash flows. The factors include, but are not limited to, analysing the environmental or social benefits of the structured credit bonds and screening any exposure to originator or borrowers in the collateral pool without proper corporate governance. Positive examples are solar asset-backed bonds where the bond proceeds are used to lend to borrowers with solar panels, auto asset-backed bonds where the bond proceeds are used to build electric vehicles or commercial mortgage-backed bonds, where the bond proceeds are used to fund affordable housing projects.

Company Analysis	We believe that analysing exposure to and management of ESG factors, in addition to traditional financial analysis, will enhance our understanding of a company’s fair value and its ability to deliver long-term returns. As part of the overall process, we combine the perspectives of our portfolio managers, investment analysts, and ESG analysts to form a rounded view of each company and the issues it faces.

We pay particular focus to ensuring that stakeholder relationships across the board (suppliers, customers, employees, communities, the environment, regulators, fixed income and equity providers) are managed in a sustainable manner.

Company Engagement	Companies are at the centre of our framework and we monitor their abilities to navigate the social and environmental trends in their industries. Schroders firmly believe companies that are well governed, operate transparently, responsibly and sustainably will support the long- term health of the company and increase shareholder value.

Therefore, engagement with companies is a key part of our investment process as an active investor. It has the advantage of enhancing communication and understanding between companies and investors.

When engaging with companies our purpose is to either seek additional understanding or, where necessary, to seek change that will protect and enhance the value of investments for which we are responsible.

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Our focus will be on issues material to the value of the company’s shares or debt instruments. These may include, but are not limited to, business strategy, performance, financing and capital allocation, management, acquisitions and disposals, internal controls, risk management, the membership and composition of governing bodies/boards and committees, sustainability, governance, remuneration, environmental and social performance.

Our engagement activities combine the perspectives of our portfolio managers, fixed income and equity investment analysts and ESG specialists in order to form a rounded and deep opinion of each company and the issues it faces.

Intervention will generally begin with a process of enhancing our understanding of the company and helping the company to understand our position. The extent to which we would expect to effect change will depend on the specific situation, the amount that we own and where we sit in the capital structure.

We generally engage for one of three reasons:

1. To seek improvement in performance and processes in order to enhance and protect the value of our investments

2. To monitor developments in ESG practices, business strategy and financial performance within a company

3. To enhance our analysis of a company’s risks and opportunities

Our mechanism for engagement typically involves one of the following methods:

–	One-to-one meetings with company representatives (e.g. members of the Board including Board Committee chairs, senior executives, Investor Relations , managers of specialist areas such as a sustainability or environmental manager) either collaboratively with our investment analysts and portfolio managers, or focused ESG engagements undertaken by the ESG specialists;

–	Written correspondence;

–	Phone calls;

–	Discussions with company advisers and stakeholders;

–	Voting;

–	Collective engagement with other investors.

We prioritise our engagement activities based on the materiality of the issue and our exposure to the individual company, which is based on the absolute amount invested or percentage owned on an instrument. Our equity, fixed income and ESG teams work together to identify areas that warrant discussion with companies.

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We proactively arrange meetings with any companies which we own that we see as ESG laggards. We also undertake reactive engagement as a result of any negative incident involving a company, in order to understand why it may have occurred, the actions the company is taking as a result, and what the current and future investment risks may be.

Our UK Stewardship Code Statement outlines our approach in this area in more detail for all of our international holdings and is publically available.

Stewardship	Effective and responsible active ownership has long been part of Schroders’ approach. It is essential to question and challenge companies about issues that we perceive may affect their value. As such, engagement and voting is integral to our investment process.

Share interests carry ownership rights and exercising those rights is an integral part of our overall investment process. The overriding principles in exercising these are to enhance returns for clients and to work in their best interests. Credit fixed income instruments less frequently have voting rights attached to them, but we will exercise the same processes in instances where these do arise.

Companies should act in the best interests of their owners, and must also have due regard for other stakeholders including lenders, employees, communities, customers, suppliers, regulators and the environment in order to have sustainable business models.

Our UK Stewardship Code Statement outlines our approach in this area in more detail for all of our international holdings and is publically available.

Voting: Coverage	We recognise our responsibility to make considered use of voting rights. The overriding principle governing our approach to voting is to act in line with our fiduciary responsibilities in what we deem to be the interests of our clients.

We normally hope to support company management; however, we will withhold support or oppose management if we believe that it is in the best interests of our clients to do so.

We vote on a variety of resolutions issues; however the majority of resolutions target specific corporate governance issues which are required under local stock exchange listing requirements, including but not limited to: approval of directors, accepting reports and accounts, approval of incentive plans, capital allocation, reorganisations and mergers. We do vote on both shareholder and management resolutions.

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Our Corporate Governance specialists assess resolutions, applying our voting policy and guidelines (as outlined in this Environmental, Social and Governance Policy) to each agenda item. These specialists draw on external research, such as the Investment Association’s Institutional Voting Information Services, the Institutional Shareholder Services (ISS), and public reporting.

Our own research is also integral to our process and this will be conducted by both our investment and ESG analysts. Corporate Governance specialists will consult with the relevant analysts and portfolio managers to seek their view and better understand the corporate context. The final decision will reflect what investors and Corporate Governance specialists believe to be in the best long term interest of their client. When voting, where there is insufficient information with which to make a voting decision we may not vote.

For certain investments (particularly those determined by quantitative processes) where holdings will generally be a small proportion of a company’s voting share capital, we will use a third party to determine and implement a vote on the grounds that the voting service will be more familiar with governance of those companies and we are comfortable that their voting policy is not inconsistent with our own.

In order to maintain the necessary flexibility to meet client needs, local offices of Schroders may determine a voting policy regarding the securities for which they are responsible, subject to agreement with clients as appropriate, and/or addressing local market issues. Both Japan and Australia have these.

Our UK Stewardship Code Statement outlines our approach in this area in more detail for all of our international holdings and is publically available.

Voting: Operational	As active owners, we recognise our responsibility to make considered use of voting rights. It is therefore our policy to vote all shares at all meetings globally, except where there are restrictions that make it onerous or expensive to vote compared with the benefits of doing so (for example, share blocking practice whereby restrictions are placed on the trading of shares which are to be voted). In these cases we will generally not vote.

We use a third party service to process all proxy voting instructions electronically. We regularly review our arrangements with these providers and benchmark them against peers.

Voting: Conflicts of Interest	Our UK Stewardship Code Statement outlines our approach in this area in more detail for all of our international holdings and is publically available.

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Voting Client Choice/Delegating Authority	Given our focus on ESG integration and Stewardship with the aim of enhancing returns, we believe it is appropriate for clients to give voting discretion to Schroders.

Clients may elect to retain all or some discretion in relation to voting, engagement and/or corporate governance issues. In these cases we suggest such clients use an external voting service to vote their interests.

Disclosure	We believe transparency is an important feature of effective Stewardship.

We produce a public Quarterly Responsible Investment Report on our ESG activities over the period. We report on the total number of engagements, the companies engaged with and this is broken down by region, type and sector. We also highlight engagement case studies after these have come to a close, as it is our view that ongoing engagement is most effective on a confidential basis.

On a monthly basis, we publish a public voting report which details shareholder proposals for companies during the period and how the votes were cast, including votes against management and abstentions, along with the rationale behind these decisions.

As part of our reporting collateral, we also produce an Annual Responsible Investment Report. This provides additional details on our stewardship activities, our ESG integration efforts across asset classes, thematic research reports, detailed case studies, engagement progress, voting highlights, our shareholder resolution voting record, our involvement in industry initiatives and collaborative engagements.

All of these reports above are available on our website: http://www.schroders.com/responsibleinvestment.

Institutional clients receive a more specific report which includes their personal voting activity and more detailed information on the progress of company engagements that are ongoing.

Schroders obtains an independent opinion on our engagement and voting processes based on the standards of the AAF 01/06 Guidance issued by the Institute of Charted Accounts in England and Wales.

Stock Lending	We do not currently Stock Lend

Cluster Munitions	Schroders fully supports the international conventions on cluster munitions and anti-personnel mines (APM). Consistent with this, and in line with our commitment to responsible investment, we will not knowingly hold any security that derives revenue from or provides funding for cluster munitions or APMs.

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Schroders will apply this policy to all Schroders funds that we directly manage. On occasion there may be additional securities recognised by clients or local governments; these will be added to the Schroders group exclusion list for those relevant jurisdictions or specific mandates. These are publically disclosed and available at the below link under Integrity.

http://www.schroders.com/en/about-us/corporate-responsibility/esg-at- schroders/

Screening	We recognise that many investors hold views that their investments should not be associated with companies engaging in specific activities. We implement a wide range of negative screens and exclusions according to specific ethical exclusion criteria requested by our clients. We draw on a number of different data sources to ensue that their views are reflected in the most accurate way possible.

Corporate Governance: Our Core Principles

The following pages set out the corporate governance principles that we consider when determining how to vote. All are subject to the overriding principles that we will vote and act to enhance returns for clients and act in the best interests of clients.

Strategy, Performance, Transparency and Integrity	Strategic Focus

Companies must produce adequate returns for shareholders over the long term. Companies must also have due regard for other stakeholders including lenders, employees, communities, customers, suppliers, regulators and the environment in order to have viable business models that create value over the long term.

If a company is not making or will not make returns above the cost of capital, it should improve performance or consider returning capital to shareholders in a tax-efficient manner.

Shareholders’ Interests

We will oppose any proposal or action which materially reduce or damage shareholders’ rights.

Major corporate changes or transactions that materially dilute the equity or erode the economic interests or ownership rights of existing shareholders should not be made without the approval of shareholders.

With the exception of those that could reasonably be deemed insignificant, any transactions with related parties should not be made without prior independent shareholder approval.

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Shareholders should be given sufficient information about any voting proposal to allow them to make an informed judgement when exercising their voting rights.

Companies should provide secure methods of ownership of shares. Further, there should be no unreasonable restrictions on the transfer of shares.

Reporting

The annual report and accounts of companies should be properly prepared, in accordance with relevant accounting standards.

Companies must communicate clearly with investors. This obligation extends to producing quality accounts and communicating timely and relevant information. Transparency, prudence and integrity in the accounts of companies are factors which are highly valued by investors.

Auditors

Audits provide a valuable protection to investors across the capital spectrum and should ensure the integrity of accounts. In order to provide objectivity and a robust assessment of the accounts, the auditors should be independent. Where independence is compromised or perceived as being compromised due to a conflict of interest, a firm’s suitability as auditor will be called into question.

Independence may be compromised, for example, where the level of non-audit work is excessive or inappropriate or where the auditors or relevant individuals have a connection with the company.

Internal Controls

The level of risk a company faces and the way a company manages those risks can have a significant effect on a company’s value and viability. We understand and recognise that risks must be taken. However, risks must be recognised and managed. Linked to this, internal controls should be in place to ensure a company’s managers and board are aware of the state of the business.

Boards and Management	Status and Role

The boards (the term ‘boards’ as used in this document includes the governing bodies of corporations, however described (for example, ‘supervisory boards’)) of the companies in which our clients’ monies are invested should consider and review, amongst other things, the strategic direction, the quality of leadership and management, risk management, relationships with stakeholders, the internal controls, the operating performance and viability of those companies. Above all they should be focused on the long term sustainable generation of value.

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Board members must be competent and have relevant expertise.

The board of directors, or supervisory board, (as an entity and each of its members as individuals) should be accountable to shareholders. The discharge or indemnification of a board or management will not normally be supported where we are aware of outstanding issues or have concerns regarding that board or company.

Every member of the board should stand for re-election by shareholders no less than every three years.

Companies should disclose sufficient biographical information about directors to enable investors to make a reasonable assessment of the value they add to the company.

Board members should have enough time to devote to the role so that they can effectively discharge their duties. We will assess this on a case by case basis looking at the number of public, private and third sector roles that an individual is committed to.

Board Leadership

Our preference is for leadership of the board and leadership of the company to be separate. This reflects the important role the board plays in oversight and challenge of the senior management team. Where the Chairman and CEO are not separate there should be a Lead Independent Director identified to act an effective conduit for shareholders to raise issues.

Board Structure

Boards should consider the diversity and balance of the board:

–	The board should be balanced, such that no group dominates the board or supervisory body.

–	There should be a material number of genuinely independent non- executive directors on the board or supervisory body.

–	The board should recognise the benefits of diversity and seek to promote it within the board and the business.

Independent non-executives can give shareholders a degree of protection and assurance by ensuring that no individual or non-independent grouping has unfettered powers or dominant authority. Independence is assessed on a case by case basis, but generally after nine years we will generally no longer classify board members as independent. However, the issue of independence is not, of itself, a measure of an individual’s value or ability to contribute as a board member.

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Board Performance

The process for selecting and retaining board members should be transparent, robust and rigorous and ensure that the make up of the board remains appropriate and dynamic, with a particular emphasis on individuals with business success.

Boards should regularly undertake a review of their performance. A review of performance must not be an academic exercise. Any review should seek to consider the performance of individuals and the board as a whole. It will also be appropriate to ensure that the skills in the boardroom are appropriate given the future strategic direction of the company.

Any issues identified should be resolved through, if necessary, operational changes or changes of personnel. We advocate an ongoing process of board refreshment. A variety of tenures will ensure that different perspectives are brought to discussions and ensure orderly succession.

We will oppose directors and may seek their replacement where the leadership of an organisation is not sufficiently objective or robust in reviewing performance.

Committees

Boards should appoint an audit committee and a remuneration committee, ideally with a majority of independent non-executive board members.

Succession Planning and Diversity

The success of a company will be determined by the quality and success of its people, in particular the senior leadership team. Boards should develop short, medium and long term succession plans for senior management and keep these updated. The internal pipeline of talent should be monitored and benchmarked on a regulator basis. We expect this pipeline to be a diverse one.

Boards have an important role in assessing management’s performance and holding them to account. It is important that companies which fail to achieve a satisfactory level of performance should review the performance of senior executives. It is an inevitable part of any organisation that there will be changes of staff – people might not have, or no longer have, the right skills, abilities or attitude to properly and successfully fulfil or continue in their role. This applies at all levels in an organisation.

It is equally important that boards ensure that companies are managed to achieve long term success. Boards need to consider the

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implications of strategy in this light and discuss the impact of decisions on timeframes beyond a single CEO’s tenure.

Capital	Efficient Use of Capital

Companies should earn a return on capital that exceeds the company’s weighted average cost of capital.

Companies should have efficient balance sheets that minimise the cost of capital, with an appropriate level of gearing which recognises the significant risks attaching to debt across the cycle.

Where companies cannot or will not use capital efficiently, they should consider returning the capital to shareholders: the capital may then be allocated to investments earning an appropriate return.

Capital should not be used for value-destroying acquisitions.

Issuing Shares

Companies should not propose general authorities to allow unlimited or substantial capital authorisations or blank cheque preferred stock.

The creation of different classes of equity share capital must be fully justified.

Pre-emption Rights

Pre-emption rights are a key investor protection measure. For our UK holdings we ask that companies follow the Statement of Principles issued by the Pre-emption Group.

We recognise that in some instances it is appropriate for companies to have a certain amount of flexibility to issue shares for cash without offering them first to shareholders on a pre-emptive basis.

Accordingly, authorities to issue shares non-pre-emptively should not exceed recognised market guidelines or practice or, in the absence of guidelines or a recognised practice, an overall limit of 10%.

We will consider powers to issue shares on a non-pre-emptive basis in excess of these limits, where a company can provide a reasoned case that the issue of shares on a non-pre-emptive basis (whether directly or, for example, through the issue of convertible bonds or warrants or for vendor placings) would be in the best interests of existing shareholders.

Share Voting Rights

Companies should provide strong arguments to justify the introduction or maintenance of equity shares with special voting rights, golden shares or other split capital structures.

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Executive Remuneration	In considering the pay arrangements of senior executives at companies, we are concerned with the structure of total compensation and to ensure that potential rewards are aligned with shareholder interests.

We recognise the value of high-calibre executives and note that in order to hire the best individuals, it is necessary for companies to pay at levels which allow them to compete in the market to recruit successful executives. However, the existence of this effect does not justify unwarranted transfers of value to executives. It follows that where individuals have failed, their continuation in the role should be reviewed and, if necessary, they should be removed.

In formulating proposals remuneration committees and boards should, in particular:

–	Avoid creating arrangements or policies that could result in excessive dilution of shareholders’ interests or create excessive or unwarranted costs. It is expected that average dilution through the commitment to issue shares to directors, executives and employees would not exceed 1% per year;

–	Link significant elements of total remuneration to genuine performance and in particular focused on the achievement of above average performance;

–	Encourage significant share ownership amongst the executive team and look to widen share ownership throughout the organisation;

–	Avoid arrangements that would encourage the destruction of shareholder value;

–	Achieve an appropriate balance between long- and short-term elements of pay, with an emphasis on reward for sustainable longer- term performance;

–	Avoid service contracts and provisions providing compensatory arrangements in excess of one year, except following appointment where for a limited time a longer period may be acceptable;

–	Appoint remuneration committees consisting of independent non-executive directors. These committees should be responsible for determining and recommending to the board the pay policies in respect of executive directors and senior managers;

–	Not re-price, adjust, or otherwise amend stock options and awards;

–	Use financial and ESG metrics for measuring executive performance which focus on outcomes rather than inputs to potential corporate performance;

–	Avoid complex scorecards of numerous performance measures, thereby diluting a focus on long term success for the company and shareholders;

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–	Focus long-term incentive arrangements for board members primarily on total corporate performance and only secondarily on areas of individual responsibility. Special incentive arrangements concerning specific ventures or projects may distort alignment with total corporate performance and shareholder returns.

Environmental and Social Performance and Resolutions	We examine E&S performance and resolutions on a case by case basis according to the following framework.

1. Materiality

We view ESG practices as a proxy for management quality. We will focus on issues that are relevant to a company within the context of its sector and its relationship with stakeholders which enable a company to maintain its licence to operate.

2. Transparency

As investors we support transparency as this helps us to better understand how companies are identifying and managing the ESG issues that impact their business.

3. Asymmetric knowledge

As active owners, we engage with companies to promote good environmental and social practices. However, we recognise that beyond the broad management systems and ESG issues, it is the company that has the day-to-day operational knowledge and expertise to manage these issues. We do not intend to micro-manage companies, but rather provide oversight and guidance on ESG practices.

4. Alignment with evolving ESG best practice

Through our voting and engagement we encourage companies to move towards ESG best practice, whilst acknowledging sector and individual company differences.

5. Evidence of policy implementation and progress

Whilst transparency is key, we want re-assurance that the policies and practices published by companies are being implemented effectively. We want to see evidence of progress on mitigating ESG risks.

6. Responsible conduct

Whilst we encourage companies to move towards best practice we accept that with large, multinational companies there are occasionally E&S related controversies. Where these do occur, we seek evidence that the company has understood the cause of the issue and has been pro-active in strengthening its management systems to ensure that probability of future controversies has been minimised.

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Other Issues	Takeover Bids

Takeovers are an important part of an efficient market. However, takeovers do not always create value for shareholders. Accordingly, each case will be judged on its merits. Factors considered will include the quality of a company’s management, the long-term prospects for the company’s share price and investors and, ultimately, whether the price offered should be accepted in the best interests of our clients.

Poison Pills and Takeover Defences

Poison pill arrangements, takeover defences or other equivalent arrangements have as their purpose the benefit of management rather than the owners of the company and are frequently contrary to shareholder interests. Such arrangements should not be introduced and existing arrangements that have been put in place should be removed.

Company Constitutions

The documents defining the constitution of a company are key documents providing protection to the interests of shareowners. Any changes to these documents should be clearly justified.

Important Information:

For information purposes only

The views and opinions contained herein are those of the Environmental, Social and Governance (ESG) team, and may not necessarily represent views expressed or reflected in other Schroders communications, strategies or funds.

This material is intended to be for information purposes only and is not intended as promotional material in any respect. The material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The material is not intended to provide and should not be relied on for accounting, legal or tax advice, or investment recommendations. Reliance should not be placed on the views and information in this document when taking individual investment and/or strategic decisions. Past performance is not a guide to future performance and may not be repeated. The value of investments and the income from them may go down as well as up and investors may not get back the amounts originally invested. All investments involve risks including the risk of possible loss of principal. Information herein is believed to be reliable but Schroders does not warrant its completeness or accuracy. Some information quoted was obtained from external sources we consider to be reliable. No responsibility can be accepted for errors of fact obtained from third parties, and this data may change with market conditions. This does not exclude any duty or liability that Schroders has to its customers under any regulatory system. Regions/sectors shown for illustrative purposes only and should not be viewed as a recommendation to buy/sell. The opinions in this document include some forecasted views. We believe we are basing our expectations and beliefs on reasonable assumptions within the bounds of what we currently know. However, there is no guarantee than any forecasts or opinions will be realised. These views and opinions may change.

To the extent that you are in North America, this content is issued by Schroder Investment Management North America Inc., an indirect wholly owned subsidiary of Schroders plc and SEC registered adviser providing asset management products and services to clients in the US and Canada. For all other users, this content is issued by Schroder Investment Management Limited, 31 Gresham Street, London, EC2V 7QA. Registered No. 1893220 England. Authorised and regulated by the Financial Conduct Authority.

17

SSGA Funds Management, Inc.

March 2018

Global Proxy Voting and Engagement Principles

State Street Global Advisors (“SSGA”), one of the industry’s largest institutional asset managers, is the investment management arm of State Street Corporation, a leading provider of financial services to institutional investors. As an investment manager, SSGA has discretionary proxy voting authority over most of its client accounts, and SSGA votes these proxies in the manner that we believe will most likely protect and promote the long-term economic value of client investments as described in this documenti.

i	These Global Proxy Voting and Engagement Guidelines are also applicable to SSGA Funds Management, Inc. (“SSGA FM”). SSGA FM is an SEC-registered investment adviser. SSGA FM, State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation.

Global Proxy Voting and Engagement Principles

State Street Global Advisors (“SSGA”) maintains Proxy Voting and Engagement Guidelines for select markets, including: Australia, the EU, Japan, New Zealand , North America (Canada and the US), the UK, , and emerging markets. International markets that do not have specific guidelines are reviewed and voted consistent with our Global Proxy Voting and Engagement Principles; however, SSGA also endeavors to show sensitivity to local market practices when voting in these various markets.

SSGA’s Approach to Proxy Voting and Issuer Engagement

At SSGA, we take our fiduciary duties as an asset manager very seriously. We have a dedicated team of corporate governance professionals who help us carry out our duties as a responsible investor. These duties include engaging with companies, developing and enhancing in-house corporate governance guidelines, analyzing corporate governance issues on a case-by-case basis at the company level, and exercising our voting rights—all to maximize shareholder value.

SSGA’s Global Proxy Voting and Engagement Principles (the “Principles”) may take different perspectives on common governance issues that vary from one market to another and, likewise, engagement activity may take different forms in order to best achieve long-term engagement goals. We believe that proxy voting and engagement with portfolio companies is often the most direct and productive way shareholders can exercise their ownership rights, and taken together, we view these tools to be an integral part of the overall investment process.

We believe engagement and voting activity have a direct relationship. As a result, the integration of our engagement activities, while leveraging the exercise of our voting rights, provides a meaningful shareholder tool that we believe protects and enhances the long-term economic value of the holdings in our client accounts. SSGA maximizes its voting power and engagement by maintaining a centralized proxy voting and active ownership process covering all holdings, regardless of strategy. Despite the different investment views and objectives across SSGA, depending on the product or strategy, the fiduciary responsibilities of share ownership and voting for which SSGA has voting discretion are carried out with a single voice and objective.

The Principles support governance structures that we believe add to, or maximize shareholder value at the companies held in our clients’ portfolios. SSGA conducts issuer specific engagements with companies to discuss our principles, including sustainability related risks. In addition, we encourage issuers to find ways of increasing the amount of direct communication board members have with shareholders. We believe direct communication with executive board members and independent non-executive directors is critical to helping companies understand shareholder concerns. Conversely, where appropriate, we conduct collaborative engagement activities with multiple shareholders and communicate with company representatives about common concerns.

In conducting our engagements, SSGA also evaluates the various factors that play into the corporate governance framework of a country, including but not limited to, the macroeconomic conditions and broader political system, the quality of regulatory oversight, the enforcement of property and shareholder rights and the independence of the judiciary. SSGA understands that regulatory requirements and investor expectations relating to governance practices and engagement activities differ from country-to-country. As a result, SSGA engages with issuers, regulators, or both, depending on the market. SSGA also is a member of various investor associations that seek to address broader corporate governance related policy at the country level as well as issuer specific concerns at a company level.

To help mitigate company specific risk, the SSGA Asset Stewardship Team may collaborate with members of the active investment teams to engage with companies on corporate governance issues and address any specific concerns, or to get more information regarding shareholder items that are to be voted on at upcoming shareholder meetings. Outside of proxy voting season, SSGA conducts issuer specific engagements with companies covering various corporate governance and sustainability related topics.

The SSGA Asset Stewardship Team uses a blend of quantitative and qualitative research and data to support screens to help identify issuers where active engagement may be necessary to protect and promote shareholder value. Issuer engagement may also be event driven, focusing on issuer specific corporate governance, sustainability concerns or wider industry related trends. SSGA also gives consideration to the size of our total position of the issuer in question and/or the potential negative governance, performance profile, and circumstance at hand. As a result, SSGA believes issuer engagement can take many forms and be triggered under numerous circumstances. The following methods represent how SSGA defines engagement methods:

Active

SSGA uses screening tools designed to capture a mix of company specific data including governance and sustainability profiles to help us focus our voting and engagement activity.

SSGA will actively seek direct dialogue with the board and management of companies we have identified through our screening processes. Such engagements may lead to further monitoring to ensure the company improves its governance or sustainability practices. In these cases, the engagement process represents the most meaningful opportunity for SSGA to protect long-term shareholder value from excessive risk due to poor governance and sustainability practices.

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Reactive

Reactive engagement is initiated by the issuers. SSGA routinely discusses specific voting issues and items with the issuer community. Reactive engagement is an opportunity to address not only voting items, but also a wide range of governance and sustainability issues.

SSGA has established an engagement protocol that further describes our approach to issuer engagement.

Measurement

Assessing the effectiveness of our issuer engagement process is often difficult. To limit the subjectivity of measuring our success we actively seek issuer feedback and monitor the actions issuers take post-engagement to identify tangible changes. By doing so, we are able to establish indicators to gauge how issuers respond to our concerns and to what degree these responses satisfy our requests. It is also important to note that successful engagement activity can be measured over differing time periods depending on the facts and circumstances involved. Engagements can last as short as a single meeting or span multiple years.

Depending on the issue and whether the engagement activity is reactive, recurring, or active, engagement with issuers can take the form of written communication, conference calls, or face-to-face meetings. SSGA believes active engagement is best conducted directly with company management or board members. Collaborative engagement, where multiple shareholders communicate with company representatives, can serve as a potential forum for issues that are not identified by SSGA as requiring active engagement, such as shareholder conference calls.

Proxy Voting Procedure

Oversight

The SSGA Asset Stewardship Team is responsible for developing and implementing the Proxy Voting and Engagement Guidelines (the “Guidelines”), case-by-case voting items, issuer engagement activities, and research and analysis of governance-related issues. The implementation of the Guidelines is overseen by the SSGA Global Proxy Review Committee (“PRC”), a committee of investment, compliance and legal professionals, who provide guidance on proxy issues as described in greater detail below. Oversight of the proxy voting process is ultimately the responsibility of the SSGA Investment Committee (“IC”). The IC reviews and approves amendments to the Guidelines. The PRC reports to the IC, and may refer certain significant proxy items to that committee.

Proxy Voting Process

In order to facilitate SSGA’s proxy voting process, SSGA retains Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance.

SSGA utilizes ISS’s services in three ways: (1) as SSGA’s proxy voting agent (providing SSGA with vote execution and administration services); (2) for applying the Guidelines; and (3) as providers of research and analysis relating to general corporate governance issues and specific proxy items.

The SSGA Asset Stewardship Team reviews the Guidelines with ISS on an annual basis or on a case-by-case basis as needed. On most routine proxy voting items (e.g., ratification of auditors), ISS will affect the proxy votes in accordance with the Guidelines.

In other cases, the Asset Stewardship Team will evaluate the proxy solicitation to determine how to vote based on facts and circumstances, consistent with the Principles, and the accompanying Guidelines, that seek to maximize the value of our client accounts.

In some instances, the Asset Stewardship Team may refer significant issues to the PRC for a determination of the proxy vote. In addition, in determining whether to refer a proxy vote to the PRC, the Asset Stewardship Team will consider whether a material conflict of interest exists between the interests of our client and those of SSGA or its affiliates (as explained in greater detail in our Conflict Mitigation Guidelines).

SSGA votes in all markets where it is feasible; however, SSGA may refrain from voting meetings when power of attorney documentation is required, where voting will have a material impact on our ability to trade the security, where issuer-specific special documentation is required, or where various market or issuer certifications are required. SSGA is unable to vote proxies when certain custodians, used by our clients, do not offer proxy voting in a jurisdiction, or when they charge a meeting specific fee in excess of the typical custody service agreement.

Conflict of Interest

See SSGA’s standalone Conflict Mitigation Guidelines.

Proxy Voting and Engagement Principles

Directors and Boards

The election of directors is one of the most important fiduciary duties SSGA performs as a shareholder. SSGA believes that well-governed companies can protect and pursue shareholder interests better and withstand the challenges of an uncertain economic environment. As such, SSGA seeks to vote director elections in a way which we, as a fiduciary, believe will maximize the long-term value of each portfolio’s holdings.

Principally, a board acts on behalf of shareholders by protecting their interests and preserving their rights. This

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concept establishes the standard by which board and director performance is measured. To achieve this fundamental principle, the role of the board, in SSGA’s view, is to carry out its responsibilities in the best long-term interest of the company and its shareholders. An independent and effective board oversees management, provides guidance on strategic matters, selects the CEO and other senior executives, creates a succession plan for the board and management, provides risk oversight and assesses the performance of the CEO and management. In contrast, management implements the business and capital allocation strategies and runs the company’s day-to-day operations. As part of SSGA’s engagement process, SSGA routinely discusses the importance of these responsibilities with the boards of issuers.

SSGA believes the quality of a board is a measure of director independence, director succession planning, board diversity, evaluations and refreshment and company governance practices. In voting to elect nominees, SSGA considers many factors. SSGA believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will effectively monitor management, maintain appropriate governance practices and perform oversight functions necessary to protect shareholder interests. SSGA also believes the right mix of skills, independence, diversity and qualifications among directors provides boards with the knowledge and direct experience to deal with risks and operating structures that are often unique and complex from one industry to another.

Accounting and Audit Related Issues

SSGA believes audit committees are critical and necessary as part of the board’s risk oversight role. The audit committee is responsible for setting out an internal audit function to provide robust audit and internal control systems designed to effectively manage potential and emerging risks to the company’s operations and strategy. SSGA believes audit committees should have independent directors as members, and SSGA will hold the members of the audit committee responsible for overseeing the management of the audit function.

The disclosure and availability of reliable financial statements in a timely manner is imperative for the investment process. As a result, board oversight of the internal controls and the independence of the audit process are essential if investors are to rely on financial statements. Also, it is important for the audit committee to appoint external auditors who are independent from management as we expect auditors to provide assurance as of a company’s financial condition.

Capital Structure, Reorganization and Mergers

The ability to raise capital is critical for companies to carry out strategy, grow and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to a shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. Altering the capital structure of a company is a critical decision for boards and in making such a critical decision, SSGA believes the company should have a well explained business rationale that is consistent with corporate strategy and not overly dilutive to its shareholders.

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation.

Proposals that are in the best interests of shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In evaluating mergers and acquisitions, SSGA considers the adequacy of the consideration and the impact of the corporate governance provisions to shareholders. In all cases, SSGA uses its discretion in order to maximize shareholder value.

Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer making an offer, or reducing the likelihood of a successful offer. SSGA does not support proposals that reduce shareholders’ rights, entrench management or reduce the likelihood of shareholders’ right to vote on reasonable offers.

Compensation

SSGA considers the board’s responsibility to include setting the appropriate level of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSGA’s analysis of executive compensation; SSGA believes that there should be a direct relationship between executive compensation and company performance over the long-term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSGA considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests, as well as with corporate strategy and performance. SSGA may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSGA may also consider executive compensation practices when re-electing members of the remuneration committee.

SSGA recognizes that compensation policies and practices are unique from market to market; often with significant differences between the level of disclosures, the amount and forms of compensation paid, and the ability of shareholders to approve executive compensation practices. As a result, our ability to assess the appropriateness of executive compensation is often dependent on market practices and laws.

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Environmental and Social Issues

As a fiduciary, SSGA considers the financial and economic implications of environmental and social issues first and foremost. Environmental and social factors may not only have an impact on the reputation of companies but may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can generate efficiencies and enhance productivity, both of which impact shareholder value in the long term.

SSGA encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could be the result of anything from regulation and litigation, physical threats (severe weather, climate change), economic trends to shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to demonstrate how sustainability fits into operations and business activities. SSGA’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on a company, its industry, operations, and geographic footprint. SSGA may also take action against the re-election of board members if we have serious concerns over ESG practices and the company has not been responsive to shareholder requests to amend them.

General/Routine

Although SSGA does not seek involvement in the day-to-day operations of an organization, SSGA recognizes the need for conscientious oversight and input into management decisions that may affect a company’s value. SSGA supports proposals that encourage economically advantageous corporate practices and governance, while leaving decisions that are deemed to be routine or constitute ordinary business to management and the board of directors.

Fixed Income Stewardship

The two elements of SSGA’s fixed income stewardship program are:

Proxy Voting:

While matters that come up for a vote at bondholder meetings vary by jurisdiction, examples of common proxy voting resolutions at bondholder meetings include:

•	Approving amendments to debt covenants and/or terms of issuance;
•	Authorizing procedural matters such as filing of required documents/other formalities;
•	Approving debt restructuring plans;
•	Abstaining from challenging the bankruptcy trustees;
•	Authorizing repurchase of issued debt security;
•	Approving the placement of unissued debt securities under the control of directors; and,
•	Approve spin-off/absorption proposals.

Given the nature of the items that come up for vote at bondholder meetings, SSGA takes a case-by-case approach to voting bondholder resolutions. Where necessary, SSGA will engage with issuers on voting matters prior to arriving at voting decisions. All voting decisions will be made in the best interest of our clients.

Issuer Engagement:

SSGA recognizes that debt holders have limited leverage with companies on a day-to-day basis. However, we believe that given the size of our holdings in corporate debt, SSGA can meaningfully influence ESG practices of companies through issuer engagement. Our guidelines for engagement with fixed income issuers broadly follow the engagement guidelines for our equity holdings as described above.

Securities on Loan

For funds where SSGA acts as trustee, SSGA may recall securities in instances where SSGA believes that a particular vote will have a material impact on the fund(s). Several factors shape this process. First, SSGA must receive notice of the vote in sufficient time to recall the shares on or before the record date. In many cases, SSGA does not receive timely notice, and is unable to recall the shares on or before the record date. Second, SSGA, exercising its discretion may recall shares if it believes the benefit of voting shares will outweigh the foregone lending income. This determination requires SSGA, with the information available at the time, to form judgments about events or outcomes that are difficult to quantify. Given past experience in this area, however, we believe that the recall of securities will rarely provide an economic benefit that outweighs the cost of the foregone lending income.

Reporting

Any client who wishes to receive information on how its proxies were voted should contact its SSGA relationship manager.

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ssga.com

For Public Use

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP

71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066 155. State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy. T: +39 02 32066 100. F: +39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 786 3000.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

State Street Global Advisors	© 2017 State Street Corporation. All Rights Reserved. ID9001-INST-7541 0317 Exp. Date: 03/31/2018

March 2018

Managing Conflicts of Interest Arising From State Street Global Advisors’ Proxy Voting and Engagement Activity

State Street Corporation has a comprehensive standalone Conflicts of Interest Policy and other policies that address a range of conflicts of interests identified. In addition, State Street Global Advisors (“SSGA”), the asset management business of State Street Corporation, maintains a conflicts register that identifies key conflicts and describes systems in place to mitigate the conflicts. This guidancei is designed to act in conjunction with related policies and practices employed by other groups within the organization. Further, they complement those policies and practices by providing specific guidance on managing the conflicts of interests that may arise through SSGA’s proxy voting and engagement activities.

i	These Managing Conflicts of Interest Arising From State Street Global Advisors’ Proxy Voting and Engagement Activity Guidelines are also applicable to SSGA Funds Management, Inc. (“SSGA FM”). SSGA FM is an SEC-registered investment adviser. SSGA FM, State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation.

Managing Conflicts of Interest Arising From State Street Global Advisors’ Proxy Voting and Engagement Activity

Managing Conflicts of Interest Related to Proxy Voting

State Street Global Advisors (“SSGA”) has policies and procedures designed to prevent undue influence on SSGA’s voting activities that may arise from relationships between proxy issuers or companies and State Street Corporation (“STT”), State Street Global Advisors, SSGA affiliates, SSGA Funds or SSGA Fund affiliates.

Protocols designed to help mitigate potential conflicts of interest include:

•

Providing sole voting discretion to members of SSGA’s Asset Stewardship team. Members of the Asset Stewardship team may from time to time discuss views on proxy voting matters, company performance, strategy etc. with other STT or SSGA employees including portfolio managers, senior executives and relationship managers. However, final voting decisions are made solely by the Asset Stewardship team, in a manner that is consistent with the best interests of all clients, taking into account various perspectives on risks and opportunities with a view of maximizing the value of client assets;

•	Exercising a singular vote decision for each ballot item regardless of our’ investment strategy;

•

Prohibiting members of SSGA’s Asset Stewardship team from disclosing SSGA’s voting decision to any individual not affiliated with the proxy voting process prior to the meeting or date of written consent, as the case may be;

•

Mandatory disclosure by members of the SSGA’s Asset Stewardship team, Global Proxy Review Committee (“PRC”) and Investment Committee (“IC”) of any personal conflict of interest (e.g., familial relationship with company management, serves as a director on the board of a listed company) to the Head of the Asset Stewardship team. Members are required to recuse themselves from any engagement or proxy voting activities related to the conflict;

•

In certain instances, client accounts and/or SSGA pooled funds, where SSGA acts as trustee, may hold shares in STT or other SSGA affiliated entities, such as mutual funds affiliated with SSGA Funds Management, Inc. In general, SSGA will outsource any voting decision relating to a shareholder meeting of STT or other SSGA affiliated entities to independent outside third parties. Delegated third parties exercise vote decisions based upon SSGA’s Proxy Voting and Engagement Guidelines (“Guidelines”); and

•	Reporting of voting guideline overrides, if any, to the PRC on a quarterly basis.

In general, we do not believe matters that fall within the Guidelines and are voted consistently with the Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to the soliciting entity. However, where matters do not fall within the Guidelines or where we believe that voting in accordance with the Guidelines is unwarranted, we conduct an additional review to determine whether there is a conflict of interest. In circumstances where a conflict has been identified and either: (i) the matter does not fall clearly within the Guidelines; or (ii) SSGA determines that voting in accordance with such guidance is not in the best interests of its clients, the Head of the Asset Stewardship team will determine whether a Material Relationship exists. If so, the matter is referred to the PRC. The PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict. For example, the PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to the IC for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.

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ssga.com

For Public Use

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global

Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 786 3000.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

State Street Global Advisors	© 2017 State Street Corporation. All Rights Reserved. ID9008-INST-7553 0317 Exp. Date: 03/31/2018

March 2018

Proxy Voting and Engagement Guidelines

North America (United States & Canada)

State Street Global Advisors’ (“SSGA”) North America Proxy Voting and Engagement Guidelinesi outline our expectations of companies listed on stock exchanges in the US and Canada. These guidelines complement and should be read in conjunction with SSGA’s Global Proxy Voting and Engagement Principles, which provide a detailed explanation of SSGA’s approach to voting and engaging with companies, and SSGA’s Conflict Mitigation Guidance.

i	These Proxy Voting and Engagement Guidelines are also applicable to SSGA Funds Management, Inc. (“SSGA FM”). SSGA FM is an SEC-registered investment adviser. SSGA FM, State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation.

Proxy Voting and Engagement Guidelines

State Street Global Advisors’ (“SSGA”) North America Proxy Voting and Engagement Guidelines address areas including board structure, director tenure, audit related issues, capital structure, executive compensation, environmental, social and other governance-related issues of companies listed on stock exchanges in the US and Canada (“North America”). Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy and overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSGA considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in North America, SSGA expects all companies to act in a transparent manner and provide detailed disclosure on board profiles, related-party transactions, executive compensation and other governance issues that impact shareholders’ long-term interests. Further, as a founding member of the Investor Stewardship Group (“ISG”), SSGA proactively monitors companies’ adherence to the Corporate Governance Principles for US listed companies. Consistent with the comply or explain expectations established by the principles, SSGA encourages companies to proactively disclose their level of compliance with the principles. In instances of non-compliance when companies cannot explain the nuances of their governance structure effectively, either publicly or through engagement, SSGA may vote against the independent board leader.

SSGA’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Asset Stewardship Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagements to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA’s active investment teams; collaborating on issuer engagements and providing input on company specific fundamentals. SSGA is also a member of various investor associations that seek to address broader corporate governance related policy issues in North America.

SSGA is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the US Investor Stewardship Group Principles. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practices, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA views board quality as a measure of director independence, director succession planning, board diversity, evaluations and refreshment, and company governance practices. SSGA votes for the election/re-election of directors on a case-by-case basis after considering various factors including board quality, general market practice and availability of information on director skills and expertise. In principle, SSGA believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests. Further, SSGA expects boards of Russell 3000 and TSX listed companies to have at least one female board member .

Director related proposals include issues submitted to shareholders that deal with the composition of the board or with members of a corporation’s board of directors. In deciding which director nominee to support, SSGA considers numerous factors.

Director Elections

SSGA’s director election guideline focuses on companies’ governance profile to identify if a company demonstrates appropriate governance practices or if it exhibits negative governance practices. Factors SSGA considers when evaluating governance practices include, but are not limited to the following:

•	Shareholder rights;

•	Board independence; and

•	Board structure.

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If a company demonstrates appropriate governance practices, SSGA believes a director should be classified as independent based on the relevant listing standards or local market practice standards. In such cases, the composition of the key oversight committees of a board should meet the minimum standards of independence. Accordingly, SSGA will vote against a nominee at a company with appropriate governance practices if the director is classified as non-independent under relevant listing standards or local market practice AND serves on a key committee of the board (compensation, audit, nominating or committees required to be fully independent by local market standards).

Conversely, if a company demonstrates negative governance practices, SSGA believes the classification standards for director independence should be elevated. In such circumstances, we will evaluate all director nominees based on the following classification standards:

•	Is the nominee an employee of or related to an employee of the issuer or its auditor;

•	Does the nominee provide professional services to the issuer;

•	Has the nominee attended an appropriate number of board meetings; or

•	Has the nominee received non-board related compensation from the issuer.

In the U.S. market where companies demonstrate negative governance practices, these stricter standards will apply not only to directors who are a member of a key committee but to all directors on the board as market practice permits. Accordingly, SSGA will vote against a nominee (with the exception of the CEO) where the board has inappropriate governance practices and is considered not independent based on the above independence criteria.

Additionally, SSGA may withhold votes from directors based on the following:

•

When overall average board tenure is excessive. In assessing excessive tenure, SSGA gives consideration to factors such as the preponderance of long tenured directors, board refreshment practices, and classified board structures;

•	When directors attend less than 75% of board meetings without appropriate explanation or providing reason for their failure to meet the attendance threshold;

•	CEOs of a public company who sit on more than three public company boards;

•	Director nominees who sit on more than six public company boards;

•	Directors of companies that have not been responsive to a shareholder proposal which received a majority shareholder support at the last annual or special meeting; consideration maybe given if management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s);

•

Directors of companies have unilaterally adopted/ amended company bylaws that negatively impact SSGA’s shareholder rights (such as fee-shifting, forum selection and exclusion service bylaws) without putting such amendments to a shareholder vote;

•	Compensation committee members where there is a weak relationship between executive pay and performance over a five-year period;

•	Audit committee members if non-audit fees exceed 50% of total fees paid to the auditors; and

•	Directors who appear to have been remiss in their duties.

Director Related Proposals

SSGA generally votes for the following director related proposals:

•	Discharge of board members’ duties, in the absence of pending litigation, regulatory investigation, charges of fraud or other indications of significant concern;

•	Proposals to restore shareholders’ ability to remove directors with or without cause;

•	Proposals that permit shareholders to elect directors to fill board vacancies; and

•	Shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

SSGA generally votes against the following director related proposals:

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected;

•	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy; and

•	Proposals requiring two candidates per board seat.

Majority Voting

SSGA will generally support a majority vote standard based on votes cast for the election of directors.

SSGA will generally vote to support amendments to bylaws that would require simple majority of voting shares (i.e. shares cast) to pass or repeal certain provisions.

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Annual Elections

SSGA generally supports the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees as well as whether there is a shareholders rights plan.

Cumulative Voting

SSGA does not support cumulative voting structures for the election of directors.

Separation Chair/CEO

SSGA analyzes proposals for the separation of Chair/CEO on a case-by-case basis taking into consideration numerous factors, including but not limited to, the appointment of and role played by a lead director, a company’s performance and the overall governance structure of the company.

Proxy Access

In general, SSGA believes that proxy access is a fundamental right and an accountability mechanism for all long-term shareholders. SSGA will consider proposals relating to Proxy Access on a case-by-case basis. SSGA will support shareholder proposals that set parameters to empower long-term shareholders while providing management the flexibility to design a process that is appropriate for the company’s circumstances.

SSGA will review the terms of all other proposals and will support those proposals that have been introduced in the spirit of enhancing shareholder rights.

Considerations include but are not limited to the following:

•	The ownership thresholds and holding duration proposed in the resolution;

•	The binding nature of the proposal;

•	The number of directors that shareholders may be able to nominate each year;

•	Company governance structure;

•	Shareholder rights; and

•	Board performance.

Age/Term Limits

Generally, SSGA will vote against age and term limits unless the company is found to have poor board refreshment and director succession practices and has a preponderance of non-executive directors with excessively long-tenures serving on the board.

Approve Remuneration of Directors

Generally, SSGA will support directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.

Indemnification

Generally, SSGA supports proposals to limit directors’ liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Classified Boards

SSGA generally supports annual elections for the board of directors.

Confidential Voting

SSGA will support confidential voting.

Board Size

SSGA will support proposals seeking to fix the board size or designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Audit Related Issues

Ratifying Auditors and Approving Auditor Compensation

SSGA supports the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. SSGA deems audit fees to be excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditor. SSGA will support the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.

In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

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SSGA will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.1

Capital Related Issues

Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company.

The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, requests that are not unreasonably dilutive or enhance the rights of common shareholders are supported. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company’s specific financial situation.

Increase in Authorized Common Shares

In general, SSGA supports share increases for general corporate purposes up to 100% of current authorized stock.

SSGA supports increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for US and Canadian firms.

When applying the thresholds, SSGA will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.

Increase in Authorized Preferred Shares

SSGA votes on a case-by-case basis on proposals to increase the number of preferred shares.

Generally, SSGA will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

SSGA will support proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense). However, SSGA will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Unequal Voting Rights

SSGA will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSGA will not support capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.

However, SSGA will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation.

Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported.

In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti–Takeover Issues

Typically, these are proposals relating to requests by management to amend the certificate of incorporation or bylaws to add or delete a provision that is deemed to have an anti-takeover effect. The majority of these proposals deal with management’s attempt to add some provision that

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makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.

Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported.

Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans

US: SSGA will support mandates requiring shareholder approval of a shareholder rights plans (“poison pill”) and repeals of various anti-takeover related provisions.

In general, SSGA will vote against the adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”).

SSGA will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).

Canada: SSGA analyzes proposals for shareholder approval of a shareholder rights plans (“poison pill”) on a case-by-case basis taking into consideration numerous factors, including but not limited to, whether it conforms to ‘new generation’ rights plans and the scope of the plan.

Special Meetings

SSGA will vote for shareholder proposals related to special meetings at companies that do not provide shareholders the right to call for a special meeting in their bylaws if:

•	The company also does not allow shareholders to act by written consent; or

•	The company allows shareholders to act by written consent but the ownership threshold for acting by written consent is set above 25% of outstanding shares.

SSGA will vote for shareholder proposals related to special meetings at companies that give shareholders (with a minimum 10% ownership threshold) the right to call for a special meeting in their bylaws if:

•	The current ownership threshold to call for a special meeting is above 25% of outstanding shares.

SSGA will vote for management proposals related to special meetings.

Written Consent

SSGA will vote for shareholder proposals on written consent at companies if:

•	The company does not have provisions in their bylaws giving shareholders the right to call for a special meeting; or

•	The company allows shareholders the right to call for a special meeting but the current ownership threshold to call for a special meeting is above 25% of outstanding shares; and

•	The company has a poor governance profile.

SSGA will vote management proposals on written consent on a case-by-case basis.

Super–Majority

SSGA will generally vote against amendments to bylaws requiring super-majority shareholder votes to pass or repeal certain provisions. SSGA will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.

Remuneration Issues

Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, are the terms of the plan designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans which benefit participants only when the shareholders also benefit are those most likely to be supported.

Advisory Vote on Executive Compensation and Frequency

SSGA believes executive compensation plays a critical role in aligning executives interest with shareholder’s, attracting, retaining and incentivizing key talent, and ensuring positive correlation between the performance achieved by management and the benefits derived by shareholders. SSGA supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period. SSGA seeks adequate disclosure of different compensation elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long term and short term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. Further, shareholders should have the opportunity to assess

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whether pay structures and levels are aligned with business performance on an annual basis.

In Canada, where advisory votes on executive compensation are not commonplace, SSGA will rely primarily on engagement to evaluate compensation plans.

Employee Equity Award Plans

SSGA considers numerous criteria when examining equity award proposals. Generally, SSGA does not vote against plans for lack of performance or vesting criteria. Rather, the main criteria that will result in a vote against an equity award plan are:

Excessive voting power dilution To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. SSGA reviews that number in light of certain factors, including the industry of the issuer.

Historical option grants Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than five to eight percent are generally not supported.

Repricing SSGA will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.

Other criteria include the following:

•	Number of participants or eligible employees;

•	The variety of awards possible; and

•	The period of time covered by the plan.

There are numerous factors that we view as negative, and together, may result in a vote against a proposal:

•	Grants to individuals or very small groups of participants;

•	“Gun-jumping” grants which anticipate shareholder approval of a plan or amendment;

•	The power of the board to exchange “underwater” options without shareholder approval; this pertains to the ability of a company to reprice options, not the actual act of repricing described above;

•	Below market rate loans to officers to exercise their options;

•	The ability to grant options at less than fair market value;

•	Acceleration of vesting automatically upon a change in control; and

•	Excessive compensation (i.e. compensation plans which are deemed by SSGA to be overly dilutive).

Share Repurchases If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.

Companies who do not (i) clearly state the intentions of any proposed share buy-back plan or (ii) disclose a definitive number of the shares to be bought back, (iii) specify the range of premium/discount to market price at which a company can repurchase shares and, (iv) disclose the time frame during which the shares will be bought back, will not have any such repurchase plan factored into the dilution calculation.

162(m) Plan Amendments If a plan would not normally meet the SSGA criteria described above, but is primarily being amended to add specific performance criteria to be used with awards designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the Internal Revenue Code, then SSGA will support the proposal to amend the plan.

Employee Stock Option Plans

SSGA generally votes for stock purchase plans with an exercise price of not less than 85% of fair market value. However, SSGA takes market practice into consideration.

Compensation Related Items

SSGA will generally support the following proposals:

•	Expansions to reporting of financial or compensation-related information, within reason; and

•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee.

SSGA will generally vote against the following proposals:

•	Retirement bonuses for non-executive directors and auditors.

Miscellaneous/Routine Items

SSGA generally supports the following miscellaneous/routine governance items:

•	Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate;

•	Opting-out of business combination provision;

•	Proposals that remove restrictions on the right of shareholders to act independently of management;

•	Liquidation of the company if the company will file for bankruptcy if the proposal is not approved;

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•	Shareholder proposals to put option repricings to a shareholder vote;

•

General updating of, or corrective amendments to, charter and bylaws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment);

•	Change in corporation name;

•	Mandates that amendments to bylaws or charters have shareholder approval;

•	Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable;

•	Repeals, prohibitions or adoption of anti-greenmail provisions;

•	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced and proposals to implement a reverse stock split to avoid delisting; and

•	Exclusive forum provisions.

SSGA generally does not support the following miscellaneous/ routine governance items:

•	Proposals asking companies to adopt full tenure holding periods for their executives;

•	Reincorporation to a location that we believe has more negative attributes than its current location of incorporation;

•	Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable;

•	Proposals to approve other business when it appears as a voting item;

•	Proposals giving the board exclusive authority to amend the bylaws; and

•	Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Environmental and Social Issues

As a fiduciary, we consider the financial and economic implications of environmental and social issues first and foremost. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business.

Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into overall strategy, operations and business activities. SSGA’s team of analysts evaluates these risks on an issuer-by-issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

1	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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For Public Use

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 786 3000.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

State Street Global Advisors	© 2017 State Street Corporation. All Rights Reserved. ID9007-INST-7552 0317 Exp. Date: 03/31/2018

March 2018

Proxy Voting and Engagement Guidelines

Australia and New Zealand

State Street Global Advisors’ (“SSGA”) Australia & New Zealand Proxy Voting and Engagement Guidelinesi outline our expectations of companies listed on stock exchanges in Australia and New Zealand. These guidelines complement and should be read in conjunction with SSGA’s Global Proxy Voting and Engagement Principles which provide a detailed explanation of SSGA’s approach to voting and engaging with companies, and SSGA’s Conflict Mitigation Guidelines.

[i]

These Proxy Voting and Engagement Guidelines are also applicable to SSGA Funds Management, Inc. (“SSGA FM”). SSGA FM is an SEC-registered investment adviser. SSGA FM, State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation.

Proxy Voting and Engagement Guidelines

State Street Global Advisors’ (“SSGA”) Australia and New Zealand Proxy Voting and Engagement Guidelines address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy and overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSGA considers market specific nuances in the manner that we believe will best protect and promote the long-term economic value of client investments. SSGA expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in Australia and New Zealand, SSGA expects all companies at a minimum to comply with the ASX Corporate Governance Principles and proactively monitors companies’ adherence to the principles. Consistent with the ‘comply or explain’ expectations established by the principles, SSGA encourages companies to proactively disclose their level of compliance with the principles. In instances of non-compliance when companies cannot explain the nuances of their governance structure effectively, either publicly or through engagement, SSGA may vote against the independent board leader. On some governance matters, such as composition of audit committees, we hold Australian companies to our global standards requiring all directors on the committee to be independent of management.

SSGA’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Asset Stewardship Team consists of investment professionals with expertise in corporate governance and company law, remuneration and accounting as well as environmental and social issues. SSGA has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA’s active fundamental and Asia-Pacific (“APAC”) investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA is also a member of various investor associations that seek to address broader corporate governance related policy issues in the region.

SSGA is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”). We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practices, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA views board quality as a measure of director independence, director succession planning, board diversity, evaluations and refreshment, and company governance practices. SSGA votes for the election/re—election of directors on a case-by-case basis after considering various factors including board quality, general market practice and availability of information on director skills and expertise. In principle, SSGA believes independent directors are crucial to good corporate governance and help management establish sound ESG policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests. SSGA expects boards of ASX-300 and New Zealand listed companies to be comprised of at least a majority of independent directors. Further, SSGA expects boards of ASX-300 listed companies to have at least one female board member . At all other Australian listed companies, SSGA expects boards to be comprised of at least one-third independent directors.

SSGA’s broad criteria for director independence in Australia and New Zealand include factors such as:

•	Participation in related-party transactions and other business relations with the company;

•	Employment history with company;

•	Relations with controlling shareholders; and

•	Family ties with any of the company’s advisers, directors or senior employees.

When considering the election or re-election of a director, SSGA also considers the number of outside board director-ships a non-executive and an executive may undertake as well

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as attendance at board meetings. In addition, SSGA monitors other factors that may influence the independence of a non-executive director, such as performance related pay, cross-directorships, significant shareholdings and tenure. SSGA supports the annual election of directors and encourages Australian and New Zealand companies to adopt this practice.

While SSGA is generally supportive of having the roles of chairman and CEO separated in the Australia and New Zealand markets, SSGA assesses the division of responsibilities between chairman and CEO on a case-by-case basis, giving consideration to factors such as company-specific circumstances, overall level of independence on the board and general corporate governance standards in the company. Similarly, SSGA will monitor for circumstances where a combined chairman/CEO is appointed or where a former CEO becomes chairman.

SSGA may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities when considering their suitability for reappointment (e.g. fraud, criminal wrongdoing and breach of fiduciary responsibilities).

SSGA believes companies should have committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. ASX Corporate Governance Principles requires listed companies to have an audit committee of at least three members all of whom are non-executive directors and a majority of whom are independent directors. It also requires that the committee be chaired by an independent director who is not the chair of the board. SSGA holds Australian and New Zealand companies to its global standards for developed financial markets, by requiring that all members of the audit committee be independent directors.

In its analysis of boards, SSGA considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint. The nomination committee is responsible for evaluating and keeping under review the balance of skills, knowledge and experience of the board and ensuring that adequate succession plans are in place for directors and the CEO. SSGA may vote against the re-election of members of the nomination committee if, over time, the board has failed to address concerns over board structure or succession.

Executive pay is another important aspect of corporate governance. SSGA believes that executive pay should be determined by the board of directors and SSGA expects companies to have in place remuneration committees to provide independent oversight over executive pay. ASX Corporate Governance Principles requires listed companies to have a remuneration committee of at least three members all of whom are non-executive directors and a majority of whom are independent directors. Since Australia has a non-binding vote on pay with a two-strike rule requiring a board spill vote in the event of a second strike, SSGA believes that the vote provides investors a mechanism to address concerns it may have on the quality of oversight provided by the board on remuneration issues. Accordingly SSGA voting guidelines accommodate local market practice.

Indemnification and limitations on liability

Generally, SSGA supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Audit Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSGA believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or to re-appoint at the annual meeting. When appointing external auditors and approving audit fees, SSGA will take into consideration the level of detail in company disclosures and will generally not support such resolutions if adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSGA may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSGA may consider auditor tenure when evaluating the audit process.

Shareholder Rights and Capital Related Issues

Share Issuances

The ability to raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholders’ ability to monitor the amounts of proceeds and

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to ensure capital is deployed efficiently. SSGA supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seek to issue new shares without pre-emption rights, SSGA may vote against if such authorities are greater than 20% of the issued share capital. SSGA may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for specific purpose.

Share Repurchase Programs

SSGA generally supports a proposal to repurchase shares, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the timeframe for the repurchase. SSGA may vote against share repurchase requests that allow share repurchases during a takeover period.

Dividends

SSGA generally supports dividend payouts that constitute 30% or more of net income. SSGA may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long-term financial health.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation. Proposals that are in the best interests of shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported. SSGA will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti–Takeover Measures

SSGA opposes anti-takeover defenses, such as authorities for the board, when subject to a hostile takeover, to issue warrants convertible into shares to existing shareholders.

Remuneration

Executive Pay

There is a simple underlying philosophy that guides SSGA’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long term. Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSGA considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSGA may oppose remuneration reports where there seems to be a misalignment between pay and shareholders’ interests and where incentive policies and schemes have a re-test option or feature. SSGA may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure to review its approach.

Equity Incentive Plans

SSGA may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSGA does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non–Executive Director Pay

Authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSGA generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in

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the same country or industry. SSGA will evaluate on a company-by-company basis any non-cash or performance related pay to non-executive directors.

Risk Management

SSGA believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSGA allows boards discretion over how they provide oversight in this area. However, SSGA expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSGA considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long term.

SSGA encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into overall strategy, operations and business activities. SSGA’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSGA may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder concerns.

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ssga.com

For Public Use

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 786 3000.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

State Street Global Advisors	© 2017 State Street Corporation. All Rights Reserved. ID9002-INST-7542 0317 Exp. Date: 03/31/2018

March 2018

Proxy Voting and Engagement Guidelines

Europe

State Street Global Advisors’ (“SSGA”) European Proxy Voting and Engagement Guidelines cover different corporate governance frameworks and practices in European markets excluding the United Kingdom and Ireland. These guidelines complement and should be read in conjunction with SSGA’s Global Proxy Voting and Engagement Principles, which provide a detailed explanation of SSGA’s approach to voting and engaging with companies, and SSGA’s Conflict Mitigation Guidelines.

i	These Proxy Voting and Engagement Guidelines are also applicable to SSGA Funds Management, Inc. (“SSGA FM”). SSGA FM is an SEC-registered investment adviser. SSGA FM, State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation.

Proxy Voting and Engagement Guidelines

State Street Global Advisors’ (“SSGA”) Proxy Voting and Engagement Guidelines in European markets address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy and overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in European markets, SSGA considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in European companies, SSGA also considers guidance issued by the European Commission and country-specific governance codes and proactively monitors companies’ adherence to applicable guidance and requirements. Consistent with the diverse ‘comply or explain’ expectations established by guidance and codes, SSGA encourages companies to proactively disclose their level of compliance with applicable guidance and requirements. In instances of non-compliance when companies cannot explain the nuances of their governance structure effectively, either publicly or through engagement, SSGA may vote against the independent board leader.

SSGA’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Asset Stewardship Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA’s active fundamental and EMEA investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA is also a member of various investor associations that seek to address broader corporate governance related policy issues in European markets.

SSGA is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”). We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practices, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA views board quality as a measure of director independence, director succession planning, board diversity, evaluations and refreshment, and company governance practices. SSGA votes for the election/re–election of directors on a case-by-case basis after considering various factors including board quality, general market practice and availability of information on director skills and expertise. In principle, SSGA believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests. Further, SSGA expects boards of STOXX Europe 600 listed companies to have at least one female board member.

SSGA’s broad criteria for director independence in European companies include factors such as:

•	Participation in related–party transactions and other business relations with the company;

•	Employment history with company;

•	Relations with controlling shareholders;

•	Family ties with any of the company’s advisers, directors or senior employees;

•	Employee and government representatives; and

•	Overall average board tenure and individual director tenure at issuers with classified and de-classified boards, respectively.

While, overall board independence requirements and board structures differ from market to market, SSGA considers

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voting against directors it deems non–independent if overall board independence is below one third or overall independence is below fifty-percent after excluding employee-representatives and/or directors elected in accordance with local laws who are not elected by shareholders. SSGA also assesses the division of responsibilities between chairman and CEO on a case–by–case basis, giving consideration to factors such as overall level of independence on the board and general corporate governance standards in the company. SSGA may support a proposal to discharge the board, if a company fails to meet adequate governance standards or board level independence.

When considering the election or re-election of a non-executive director, SSGA also considers the number of outside board directorships a non-executive can undertake, attendance at board meetings, and cross-directorships. In addition, SSGA may vote against the election of a director whose biographical disclosures are insufficient to assess his or her role on the board and/or independence.

Although we generally are in favour of the annual election of directors, we recognise that director terms vary considerably in different European markets. SSGA may vote against article/bylaw changes that seek to extend director terms. In addition, in certain markets, SSGA may vote against directors if their director terms extend beyond four years.

SSGA believes companies should have relevant board level committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. Similarly, executive pay is an important aspect of corporate governance, and it should be determined by the board of directors. SSGA expects companies to have in place remuneration committees to provide independent oversight over executive pay. SSGA may vote against nominees who are executive members of audit or remuneration committees.

In its analysis of boards, SSGA considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint.

In certain European markets it is not uncommon for the election of directors to be presented in a single slate. In these cases, where executives serve on the audit or the remuneration committees, SSGA may vote against the entire slate.

SSGA may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities (e.g. fraud, criminal wrongdoing and breach of fiduciary responsibilities).

Indemnification and Limitations on Liability

Generally, SSGA supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, with gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Audit Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSGA believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. When appointing external auditors and approving audit fees, SSGA will take into consideration the level of detail in company disclosures and will generally not support such resolutions if adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSGA may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSGA may consider auditor tenure when evaluating the audit process.

Limit Legal Liability of External Auditors

SSGA generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

Shareholder Rights and Capital Related Issues

In some European markets, differential voting rights continue to exist. SSGA supports the “one share one vote” policy and favors a share structure where all shares have equal voting rights. SSGA believes pre-emption rights should be introduced for shareholders in order to provide adequate protection from being overly diluted from the issuance of new shares or convertible securities to third parties or a small number of select shareholders.

Unequal Voting Rights

SSGA generally opposes proposals authorizing the creation of new classes of common stock with superior voting rights and will generally oppose new classes of preferred stock with

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unspecified voting, conversion, dividend distribution, and other rights. In addition, SSGA will not support capitalization changes that add classes of stock with undefined voting rights or classes that may dilute the voting interests of existing shareholders. SSGA supports proposals to abolish voting caps and capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Increase in Authorized Capital

The ability to raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. SSGA supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seek to issue new shares whilst dis-applying pre-emption rights, SSGA may vote against if such authorities are greater than 20% of the issued share capital. SSGA may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for a specific purpose.

Share Repurchase Programs

SSGA generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, specify the range of premium/discount to market price at which a company can repurchase shares, and the timeframe for the repurchase. SSGA may vote against share re-purchase requests that allow share re-purchases during a takeover period.

Dividends

SSGA generally supports dividend payouts that constitute 30% or more of net income. SSGA may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long-term financial health.

Related Party Transactions

Certain companies in European markets have a controlled ownership structure and have complex cross-shareholdings between subsidiaries and parent companies (“related companies”). Such structures may result in the prevalence of related-party transactions between the company and its various stakeholders such as directors and management, subsidiaries and shareholders. In markets where shareholders are required to approve such transactions, SSGA expects companies to provide details of the transaction, such as the nature, value and purpose of such a transaction. It also encourages independent directors to ratify such transactions. Further, SSGA encourages companies to describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price

Anti–Takeover Measures

European markets have diverse regulations concerning the use of share issuances as takeover defenses with legal restrictions lacking in some markets. SSGA supports a one-share, one-vote policy, for example, given that dual-class capital structures entrench certain shareholders and management, insulating them from possible takeovers. SSGA opposes unlimited share issuance authorizations as they may

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be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution. SSGA also monitors the duration of authorities to issue shares and whether there are restrictions and caps on multiple issuance authorities during the specified time periods. SSGA opposes antitakeover defenses such as authorities for the board, when subject to a hostile takeover, to issue warrants convertible into shares to existing shareholders.

Remuneration

Executive Pay

Despite the differences among the types of plans and awards possible, there is a simple underlying philosophy that guides SSGA’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSGA considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSGA may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSGA may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure to review its approach.

Equity Incentives Plans

SSGA may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSGA does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non-Executive Director Pay

In European markets, authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSGA generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSGA will evaluate on a company-by-company basis any non-cash or performance related pay to non-executive directors.

Risk Management

SSGA believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSGA allows boards discretion over how they provide oversight in this area. However, SSGA expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSGA considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long term.

SSGA encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into overall strategy, operations and business activities. SSGA’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSGA may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder concerns.

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Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 786 3000.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

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March 2018

Proxy Voting and Engagement Guidelines Japan

State Street Global Advisors’ (“SSGA”) Japan Proxy Voting and Engagement Guidelinesi outline our expectations of companies listed on stock exchanges in Japan. These guidelines complement and should be read in conjunction with SSGA’s overarching Global Proxy Voting and Engagement Guidelines, which provide a detailed explanation of SSGA’s approach to voting and engaging with companies, and SSGA’s Conflict Mitigation Guidelines.

i	These Proxy Voting and Engagement Guidelines are also applicable to SSGA Funds Management, Inc. (“SSGA FM”). SSGA FM is an SEC-registered investment adviser. SSGA FM, State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation.

Proxy Voting and Engagement Guidelines

State Street Global Advisors (“SSGA”) Proxy Voting and Engagement Guidelines in Japan address areas including: board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy and overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in Japan, SSGA takes into consideration the unique aspects of Japanese corporate governance structures. We recognize that under Japanese corporate law, companies may choose between two structures of corporate governance: the statutory auditor system or the committee structure. Most Japanese boards predominantly consist of executives and non-independent outsiders affiliated through commercial relationships or cross-shareholdings. Nonetheless, when evaluating companies, SSGA expects Japanese companies to address conflicts of interest, risk management and demonstrate an effective process for monitoring management. In its analysis and research into corporate governance issues in Japanese companies, SSGA also considers guidance issued by the Corporate Law Subcommittee of the Legislative Council within the Ministry of Justice as well as private study groups.

SSGA’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Asset Stewardship Team consists of investment professionals with expertise in corporate governance and company law, remuneration, and environmental and social issues. SSGA has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA’s active investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA is also a member of various investor associations that seek to address broader corporate governance related policy issues in Japan.

SSGA is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with Japan’s Stewardship Code and Corporate Governance Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practices, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA views board quality as a measure of director independence, director succession planning, board diversity, evaluations and refreshment, and company governance practices. SSGA votes for the election/re-election of directors on a case-by-case basis after considering various factors including board quality, general market practice and availability of information on director skills and expertise. In principle, SSGA believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests. Further, SSGA expects boards of TOPIX 500 listed companies to have at least one female board member.

Japanese companies have the option of having a traditional board of directors with statutory auditors, a board with a committee structure, or a hybrid board with board level audit committee. SSGA will generally support companies that seek shareholder approval to adopt a committee or hybrid board structure.

Most Japanese issuers prefer the traditional statutory auditor structure. Statutory auditors act in a quasi-compliance role as they are not involved in strategic decision-making nor are they part of the formal management decision process. Statutory auditors attend board meetings but do not have voting rights at the board; however, they have the right to seek an injunction and conduct broad investigations of unlawful behavior in the company’s operations.

SSGA will support the election of statutory auditors, unless the outside statutory auditor nominee is regarded as non-independent based on SSGA criteria, the outside statutory auditor has attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review, or the statutory auditor has been remiss in the performance of their oversight responsibilities (fraud, criminal wrong doing and breach of fiduciary responsibilities).

For companies with a statutory auditor structure there is no legal requirement that boards have outside directors, however,

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SSGA believes there should be a transparent process of independent and external monitoring of management on behalf of shareholders.

•

SSGA believes that boards of TOPIX 500 companies should have at least three independent directors or be at least one-third independent, whichever requires fewer independent directors, otherwise, SSGA may oppose the top executive who is responsible for the director nomination process; and

•	For controlled, non-TOPIX 500 companies with a statutory auditor structure or hybrid structure, SSGA may oppose the top executive, if the board does not have at least two independent directors.

•	For non-controlled, non-TOPIX 500 companies with a statutory auditor structure or hybrid structure, SSGA may oppose the top executive, if the board does not have at least two outside directors.

For companies with a committee structure or a hybrid board structure, SSGA also takes into consideration the overall independence level of the committees. In determining director independence, SSGA considers the following factors:

•	Participation in related-party transactions and other business relations with the company;

•	Past employment with the company;

•	Provides professional services to the company; and

•	Family ties with the company.

Regardless of board structure, SSGA may oppose the election of a director for the following reasons:

•	Failure to attend board meetings; or

•	In instances of egregious actions related to a director’s service on the board.

Indemnification and Limitations on Liability

Generally, SSGA supports proposals to limit directors’ and statutory auditors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. SSGA believes limitations and indemnification are necessary to attract and retain qualified directors.

Audit Related Items

SSGA believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should have the opportunity to vote on their appointment at the annual meeting.

Ratifying External Auditors

SSGA will generally support the appointment of external auditors unless the external auditor is perceived as being non-independent and there are concerns about the accounts presented and the audit procedures followed.

Limit Legal Liability of External Auditors

SSGA generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

Capital Structure, Reorganization and Mergers

SSGA supports the “one share one vote” policy and favors a share structure where all shares have equal voting rights. SSGA supports proposals to abolish voting caps or multiple voting rights and will oppose measures to introduce these types of restrictions on shareholder rights.

SSGA believes pre-emption rights should be introduced for shareholders in order to provide adequate protection from being overly diluted from the issuance of new shares or convertible securities to third parties or a small number of select shareholders.

Unequal Voting Rights

SSGA generally opposes proposals authorizing the creation of new classes of common stock with superior voting rights and will generally oppose new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSGA will not support capitalization changes that add classes of stock with undefined voting rights or classes that may dilute the voting interests of existing shareholders.

However, SSGA will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Increase in Authorized Capital

SSGA generally supports increases in authorized capital where the company provides an adequate explanation for the use of shares. In the absence of an adequate explanation, SSGA may oppose the request if the increase in authorized capital exceeds 100 percent of the currently authorized capital. Where share issuance requests exceed our standard threshold, SSGA will consider the nature of the specific need, such as mergers and acquisitions and stock splits.

Dividends

SSGA generally supports dividend payouts that constitute 30% or more of net income. SSGA may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the

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payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long-term financial health.

Share Repurchase Programs

Companies are allowed under Japan Corporate Law to amend their articles to authorize the repurchase of shares at the board’s discretion. SSGA will oppose an amendment to articles allowing the repurchase of shares at the board’s discretion. SSGA believes the company should seek shareholder approval for a share repurchase program at each year’s AGM, providing shareholders the right to evaluate the purpose of the repurchase.

SSGA generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the timeframe for the repurchase. SSGA may vote against share repurchase requests that allow share repurchases during a takeover period.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA evaluates mergers and structural reorganizations on a case-by-case basis. SSGA will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and
•	At the time of voting, the current market price of the security exceeds the bid price.

Anti-Takeover Measures

In general, SSGA believes that adoption of poison pills that have been structured to protect management and to prevent takeover bids from succeeding is not in shareholders’ interest. A shareholder rights plan may lead to management entrenchment and discourage legitimate tender offers and acquisitions. Even if the premium paid to companies with a shareholder rights plan is higher than that offered to unprotected firms, a company’s chances of receiving a takeover offer in the first place may be reduced by the presence of a shareholder rights plan.

Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported.

Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans

In evaluating the adoption or renewal of a Japanese issuer’s shareholder rights plans (“poison pill”), SSGA considers the following conditions: (i) release of proxy circular with details of the proposal with adequate notice in advance of meeting, (ii) minimum trigger, flip-in or flip-over of 20%, (iii) maximum term of three years, (iv) sufficient number of independent directors, (v) presence of an independent committee, (vi) annual election of directors, (vii) no other protective or entrenchment features. Additionally, SSGA considers the total duration a shareholder rights plan has been in effect.

In evaluating an amendment to a shareholder rights plan (“poison pill”), in addition to the conditions above, SSGA will also evaluate and consider supporting proposals where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers.

Compensation

In Japan, excessive compensation is rarely an issue. Rather, the problem is the lack of connection between pay and performance. Fixed salaries and cash retirement bonuses tend to comprise a significant portion of the compensation structure while performance-based pay is generally a small portion of the total pay. SSGA, where possible, seeks to encourage the use of performance based compensation in Japan as an incentive for executives and as a way to align interests with shareholders.

Approve Adjustment to Aggregate CompensationCeiling for Directors

Remuneration for directors is generally reasonable. Typically, each company sets the director compensation parameters as

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an aggregate thereby limiting the total pay to all directors. When requesting a change, a company must disclose the last time the ceiling was adjusted and management provides the rationale for the ceiling increase. SSGA will generally support proposed increases to the ceiling if the company discloses the rationale for the increase. SSGA may oppose proposals to increase the ceiling if there has been corporate malfeasance or sustained poor performance.

Approve Annual Bonuses for Directors/Statutory Auditors

In Japan, since there are no legal requirements that mandate companies to seek shareholder approval before awarding a bonus, SSGA believes that existing shareholder approval of the bonus should be considered best practice. As a result, SSGA supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period.

Approve Retirement Bonuses for Directors/Statutory Auditors

Retirement bonuses make up a sizeable portion of directors’ and auditors’ lifetime compensation and are based on board tenure. While many companies in Japan have abolished this practice, there remain many proposals seeking shareholder approval for the total amounts paid to directors and statutory auditors as a whole. In general, SSGA supports these payments unless the recipient is an outsider or in instances where the amount is not disclosed.

Approve Stock Plan

Most option plans in Japan are conservative, particularly at large companies. Japan corporate law requires companies to disclose the monetary value of the stock options for directors and/or statutory auditors. Some companies do not disclose the maximum number of options that can be issued per year and shareholders are unable to evaluate the dilution impact. In this case, SSGA cannot calculate the dilution level and, therefore, SSGA may oppose such plans for poor disclosure. SSGA also opposes plans that allow for the repricing of the exercise price.

Deep Discount Options

As Japanese companies move away from the retirement bonus system, deep discount options plans have become more popular. Typically, the exercise price is set at JPY 1 per share. SSGA evaluates deep discount options using the same criteria used to evaluate stock options as well as considering the vesting period.

Environmental and Social Issues

As a fiduciary, SSGA considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors can not only have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems generate efficiencies and enhance productivity, both of which impact shareholder value in the long term.

SSGA encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into overall strategy, operations and business activities. SSGA’s team of analysts evaluates these risks on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

Miscellaneous/Routine Items

Expansion of Business Activities

Japanese companies’ articles of incorporation strictly define the types of businesses in which a company is permitted to engage. In general, SSGA views proposals to expand and diversify the company’s business activities as routine and non-contentious. SSGA will monitor instances where there has been an inappropriate acquisition and diversification away from the company’s main area of competence, which resulted in a decrease of shareholder value.

More Information

Any client who wishes to receive information on how its proxies were voted should contact its SSGA relationship manager.

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For Public Use

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede

Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 786 3000.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

State Street Global Advisors	© 2017 State Street Corporation. All Rights Reserved. ID9004-INST-7547 0317 Exp. Date: 03/31/2018

March 2018

Proxy Voting and Engagement Guidelines

United Kingdom and Ireland

State Street Global Advisors’ (“SSGA”), United Kingdom and Ireland Proxy Voting and Engagement Guidelinesi outline our expectations of companies listed on stock exchanges in the United Kingdom and Ireland. These guidelines complement and should be read in conjunction with SSGA’s Global Proxy Voting and Engagement Principles, which provide a detailed explanation of SSGA’s approach to voting and engaging with companies, and SSGA’s Conflict Mitigation Guidelines.

i	These Proxy Voting and Engagement Guidelines are also applicable to SSGA Funds Management, Inc. (“SSGA FM”). SSGA FM is an SEC-registered investment adviser. SSGA FM, State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation.

Proxy Voting and Engagement Guidelines

State Street Global Advisors’ (“SSGA”) United Kingdom (“UK”) and Ireland Proxy Voting and Engagement Guidelines address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSGA considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in the UK and Ireland, SSGA expects all companies, regardless of domicile, that obtain a primary listing on the London Stock Exchange or the Irish Stock Exchange to comply with the UK Corporate Governance Code and proactively monitors companies’ adherence to the Code. Consistent with the ‘comply or explain’ expectations established by the Code, SSGA encourages companies to proactively disclose their level of compliance with the Code. In instances of non-compliance when companies cannot explain the nuances of their governance structure effectively, either publicly or through engagement, SSGA may vote against the independent board leader.

SSGA’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. Asset Stewardship Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA’s active fundamental and EMEA investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA is also a member of various investor associations that seek to address broader corporate governance related policy issues in the UK and European markets.

SSGA is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA views board quality as a measure of director independence, director succession planning, board diversity, evaluations and refreshment, and company governance practices. SSGA votes for the election/re-election of directors on a case-by-case basis after considering various factors including board quality, general market practice and availability of information on director skills and expertise. In principle, SSGA believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests. Further, SSGA expects boards of FTSE-350 listed companies to have at least one female board member .

SSGA’s broad criteria for director independence in UK companies include factors such as:

•	Participation in related-party transactions and other business relations with the company;

•	Employment history with company;

•	Excessive tenure and a preponderance of long-tenured directors;

•	Relations with controlling shareholders;

•	Family ties with any of the company’s advisers, directors or senior employees; and

•	If the company classifies the director as non-independent.

When considering the election or re-election of a director, SSGA also considers the number of outside board directorships a non-executive and an executive may

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undertake as well as attendance at board meetings. In addition, SSGA monitors other factors that may influence the independence of a non-executive director, such as performance related pay, cross-directorships and significant shareholdings. SSGA supports the annual election of directors.

While SSGA is generally supportive of having the roles of chairman and CEO separated in the UK market, SSGA assesses the division of responsibilities between chairman and CEO on a case-by-case basis, giving consideration to factors such as the company’s specific circumstances, overall level of independence on the board and general corporate governance standards in the company. Similarly, SSGA will monitor for circumstances where a combined chairman/CEO is appointed or where a former CEO becomes chairman.

SSGA may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities when considering their suitability for reappointment (e.g. fraud, criminal wrongdoing and breach of fiduciary responsibilities).

SSGA believes companies should have committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. Similarly, executive pay is an important aspect of corporate governance, and it should be determined by the board of directors. SSGA expects companies to have in place remuneration committees to provide independent oversight over executive pay. SSGA will vote against nominees who are executive members of audit or remuneration committees.

In its analysis of boards, SSGA considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint. The nomination committee is responsible for evaluating and keeping under review the balance of skills, knowledge and experience of the board and ensuring that adequate succession plans are in place for directors and the CEO. SSGA may vote against the re-election of members of the nomination committee if, over time, the board has failed to address concerns over board structure or succession.

Indemnification and Limitations on Liability

Generally, SSGA supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, with gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Audit Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSGA believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. When appointing external auditors and approving audit fees, SSGA will take into consideration the level of detail in company disclosures and will generally not support such resolutions if an adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSGA may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSGA may consider auditor tenure when evaluating the audit process.

Limit Legal Liability of External Auditors

SSGA generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

Shareholder Rights and Capital Related Issues

Share Issuances

The ability to raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholders’ ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. SSGA supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seek to issue new shares whilst dis-applying pre-emption rights, SSGA may vote against if such authorities are greater than 20% of the issued share capital. SSGA may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for a specific purpose.

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Share Repurchase Programs

SSGA generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, specify the range of premium/discount to market price at which a company can repurchase shares, and the timeframe for the repurchase. SSGA may vote against share re-purchase requests that allow share re-purchases during a takeover period.

Dividends

SSGA generally supports dividend payouts that constitute 30% or more of net income. SSGA may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long term financial health.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA will generally support transactions that maximize share-holder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti-Takeover Measures

SSGA opposes anti-takeover defenses such as authorities for the board when subject to a hostile takeover to issue warrants convertible into shares to existing shareholders.

Remuneration

Executive Pay

Despite the differences among the types of plans and awards possible, there is a simple underlying philosophy that guides SSGA’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration policies and reports, SSGA considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSGA may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSGA may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure.

Equity Incentives Plans

SSGA may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSGA does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non-Executive Director Pay

Authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSGA generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSGA will evaluate on a company- by-company basis any non-cash or performance related pay to non-executive directors.

Risk Management

SSGA believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSGA allows boards discretion over how they provide oversight in this area. However, SSGA expects

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companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSGA considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long term.

SSGA encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into overall strategy, operations and business activities. SSGA’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSGA may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder concerns.

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ssga.com

For Public Use

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global

Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 786 3000.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

State Street Global Advisors	© 2017 State Street Corporation. All Rights Reserved. ID9006-INST-7551 0317 Exp. Date: 03/31/2018

March 2018

Proxy Voting and Engagement Guidelines

Rest of the World

State Street Global Advisors’ (“SSGA”) Rest of the World Proxy Voting and Engagement Guidelinesi cover different corporate governance frameworks and practices in international markets not covered under specific country/regional guidelines. These guidelines complement and should be read in conjunction with SSGA’s overarching Global Proxy Voting and Engagement Principles which provides a detailed explanation of SSGA’s approach to voting and engaging with companies, and SSGA’s Conflict Mitigation Guidelines.

i	These Proxy Voting and Engagement Guidelines are also applicable to SSGA Funds Management, Inc. (“SSGA FM”). SSGA FM is an SEC-registered investment adviser. SSGA FM, State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation.

Proxy Voting and Engagement Guidelines

At State Street Global Advisors (“SSGA”), we recognize that countries in international markets not covered under specific country/regional guidelines are disparate in their corporate governance frameworks and practices. Concurrent with developing a company specific voting and engagement program, SSGA also evaluates the various factors that play into the corporate governance framework of a country. These factors include but are not limited to: (i) the macroeconomic conditions and broader political system in a country; (ii) quality of regulatory oversight, enforcement of property and shareholder rights; and (iii) the independence of judiciary. While emerging market countries tend to pose broad common governance issues across all markets, such as concentrated ownership, poor disclosure of financial and related-party transactions, and weak enforcement of rules and regulation, SSGA’s proxy voting guidelines are designed to identify and address specific governance concerns in each market.

SSGA’s Proxy Voting and Engagement Philosophy in Emerging Markets

SSGA’s approach to proxy voting and issuer engagement in emerging markets is designed to increase the value of our investments through the mitigation of governance risks. Since the overall quality of the corporate governance framework in an emerging market country drives the level of governance risks investors assign to a country, improving the macro governance framework in a country may help reduce governance risks, in turn, increasing the overall value of SSGA’s holdings over time. Therefore, in order to improve the overall governance framework and practices in a country, members of our proxy voting and engagement team endeavor to visit emerging market countries and meet with representatives from regulatory agencies and stock markets to highlight potential concerns with the macro governance framework of a country. SSGA is also a member of various investor associations that seek to address broader corporate governance related policy issues in emerging markets. To help mitigate company specific risk, the SSGA Asset Stewardship Team works alongside members of the active fundamental and emerging market teams to engage with emerging market companies on governance issues and address any specific concerns or to get more information regarding shareholder items that are to be voted on at upcoming shareholder meetings. This integrated approach to engagement drives SSGA’s proxy voting and engagement philosophy in emerging markets.

SSGA’s proxy voting guidelines in emerging markets addresses six broad areas:

•	Directors and Boards;

•	Accounting and Audit Related Issues;

•	Shareholder Rights and Capital Related Issues;

•	Remuneration;
•	Environmental and Social Issues; and

•	General/Routine Issues.

Directors and Boards

SSGA believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. However, several factors such as low overall independence level requirements by market regulators, poor biographical disclosure of director profiles, prevalence of related-party transactions and the general resistance from controlling shareholders to increase board independence renders the election of directors as one of the most important fiduciary duties SSGA performs in emerging market companies.

SSGA votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. SSGA expects companies to meet minimum overall board indepdence standards as defined in a corporate governance code or market practice. Therfore, in several countries, SSGA will vote against select non-independent directors if overall board indepdence levels do not meet market standards.

SSGA’s broad criteria for director independence in emerging market companies include factors such as:

•	Participation in related-party transactions;

•	Employment history with company;

•	Relations with controlling shareholders and other employees; and

•	Attendance levels.

In some countries, market practice calls for the establishment of a board level audit committee. In such cases, SSGA believes companies should have an audit committee that is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well as their effectiveness and resource levels. Based on our desire to enhance the quality of financial and accounting oversight provided by independent directors, SSGA expects that listed companies have an audit committee that is constituted of a majority of independent directors.

Audit Related Issues

The disclosure and availability of reliable financial statements in a timely manner is imperative for the investment process. As a result, board oversight of internal controls and the independence of the audit process are essential if investors are to rely on financial statements. SSGA believes that audit committees provide the necessary oversight on the selection and appointment of auditors, a company’s internal controls

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and accounting policies, and the overall audit process. In emerging markets, SSGA encourages boards to appoint an audit committee composed of a majority of independent auditors.

Appointment of External Auditors

SSGA believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appointment at the annual meeting. SSGA believes that it is imperative for audit committees to select outside auditors who are independent from management.

Shareholder Rights and Capital Related Issues

SSGA believes that changes to a company’s capital structure such as changes in authorized share capital, share repurchase and debt issuances are critical decisions made by the board. SSGA believes the company should have a well explained business rationale that is consistent with corporate strategy and should not overly dilute its shareholders.

Related Party Transcations

Most companies in emerging markets have a controlled ownership structure that often include complex cross-shareholdings between subsidiaries and parent companies (“related companies”). As a result, there is a high prevalence of related-party transactions between the company and its various stakeholders such as directors and management. In addition, inter-group loan and loan guarantees provided to related companies are some of the other related-party transactions that increase the risk profile of companies. In markets where shareholders are required to approve such transactions, SSGA expects companies to provide details of the transaction, such as the nature, value and purpose of such a transaction. It also encourages independent directors to ratify such transactions. Further, SSGA encourages companies to describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

Share Repurchase Programs

With regard to share repurchase programs, SSGA expects companies to clearly state the business purpose for the program and a definitive number of shares to be repurchased.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported.

In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA evaluates mergers and structural reorganizations on a case-by-case basis. SSGA will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

SSGA will actively seek direct dialogue with the board and management of companies we have identified through our screening processes. Such engagements may lead to further monitoring to ensure the company improves its governance or sustainability practices. In these cases, the engagement process represents the most meaningful opportunity for SSGA to protect long-term shareholder value from excessive risk due to poor governance and sustainability practices.

Remuneration

SSGA considers it to be the board’s responsibility to set appropriate levels of executive remuneration. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSGA’s analysis of executive remuneration; there should be a direct relationship between executive compensation and company performance over the long-term. In emerging markets we encourage companies to disclose information on senior executive remuneration.

With regard to director remuneration, SSGA supports director pay provided the amounts are not excessive relative to other issuers in the market or industry and are not overly dilutive to existing shareholders.

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Proxy Voting and Engagement Guidelines

Environmental and Social Issues

As a fiduciary, SSGA considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors can not only have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems generate efficiencies and enhance productivity, both of which impact shareholder value in the long term.

SSGA encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change. In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into overall strategy, operations and business activities. SSGA’s team of analysts evaluates these risks on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

In emerging markets, shareholders seldom vote on environmental and social issues. Therefore, SSGA addresses a company’s approach to identifying and managing environmental and social risks stemming for various aspects of its operations in its one-on-one engagement with companies.

General/Routine Issues

Some of the other issues that are routinely voted on in emerging markets include approving the allocation of income and accepting financial statements and statutory reports. For these voting items, SSGA’s guidelines consider several factors including historical dividend payouts, pending litigation, governmental investigations, charges of fraud or other indication of significant concerns.

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Proxy Voting and Engagement Guidelines

ssga.com

For Public Use

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Limited, a company registered in the UK, authorised and regulated by the Financial Conduct Authority (FCA ), with a capital of GBP 71’650’000.00, and whose registered office is at 20 Churchill Place, London

E14 5HJ. State Street Global Advisors Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 06353340968 - R.E.A. 1887090 and VAT number 06353340968 and whose office is at Via dei Bossi, 4 - 20121 Milano, Italy • Telephone: 39 02 32066 100 • Facsimile: 39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 786 3000.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’ express written consent.

State Street Global Advisors	© 2017 State Street Corporation. All Rights Reserved. ID9005-INST-7548 0317 Exp. Date: 03/31/2018

TCW Investment Management Company LLC

TCW INVESTMENT MANAGEMENT COMPANY, LLC

PROXY VOTING GUIDELINES AND PROCEDURES

Introduction

Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as “TCW”) act as investment advisors for a variety of clients, including mutual funds. If TCW has responsibility for voting proxies in connection with these investment advisory duties, or has the responsibility to specify to an agent of the client how to vote the proxies, TCW exercises such voting responsibilities for its clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of its clients’ holdings. In order to carry out its fiduciary responsibilities in the voting of proxies for its clients, TCW has established a proxy voting committee (the “Proxy Committee”) and adopted these proxy voting guidelines and procedures (the “Guidelines”).

Where TCW has retained the services of a Sub-adviser to provide day-to-day portfolio management for the portfolio, the Adviser may delegate proxy voting authority to the Sub-Adviser; provided that the Sub-Adviser either (1) follows the Adviser’s Proxy Voting Policy and Procedures; or (2) has demonstrated that its proxy voting policies and procedures (“Sub-Adviser’s Proxy Voting Policies and Procedures”) are in the best interests of the Adviser’s clients and appear to comply with governing regulations. TCW also shall be provided the opportunity to review a Sub-Adviser’s Proxy Voting Policy and Procedures as deemed necessary or appropriate by TCW. Consistent with its fiduciary obligations, the Adviser will be responsible for periodically verifying the Sub-Adviser’s implementation of its proxy voting policy with respect to the TCW-managed portfolio.

The Proxy Committee generally meets quarterly (or at such other frequency as determined by the Proxy Committee), and its duties include establishing proxy voting guidelines and procedures, overseeing the internal proxy voting process, and reviewing proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, compliance, legal and marketing departments. TCW also uses outside proxy voting services (each an “Outside Service”) to help manage the proxy voting process. An Outside Service facilitates TCW’s voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records. In the event of a conflict between contractual requirements and the Guidelines, TCW will vote in accordance with its contractual obligations. All proxy voting and record keeping by TCW is, of course, dependent on the timely provision of proxy ballots by custodians, clients and other third parties. Under specified circumstances described below involving potential conflicts of interest, an Outside Service may also be requested to help decide certain proxy votes. In those instances, the Proxy Committee shall review and evaluate the voting recommendations of such Outside Service to ensure that recommendations are consistent with TCW’s clients’ best interests. In the event that TCW inadvertently receives any proxy materials on behalf of a client that has retained proxy voting responsibility, and where it is reasonably feasible for TCW to determine the identity of the client, TCW will promptly forward such materials to the client.

As a matter of firm policy, TCW does not disclose to unaffiliated third parties how it expects to vote on upcoming proxies and does not disclose the way it voted proxies without a legitimate need to know such information.

Philosophy

When voting proxies, TCW’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. Generally, proposals will be voted in accordance with the Guidelines and any applicable guidelines provided by TCW’s clients. TCW’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW’s clients, are best able to determine how to further client interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee, and an Outside Service.

Proxy Voting Overrides

Individual portfolio managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners. A portfolio manager choosing to abstain on a vote or override the Guidelines must deliver a written rationale for each such decision to TCW’s Proxy Specialist (the “Proxy Specialist”), who will maintain such documentation in TCW’s proxy voting records and deliver a quarterly report to the Proxy Committee of all votes cast other than in accordance with the Guidelines. If the Proxy Specialist believes there is a question regarding a portfolio manager’s vote, he/she will liaise with the portfolio manager as necessary to clarify the rationale. If the Proxy Specialist is unable to resolve the question to their satisfaction after liaising with the relevant portfolio manager, TCW’s Director of Research (the “Director of Research”) will review the portfolio manager’s vote and make a determination. If the Director of Research believes it appropriate, he/she may elect to convene the Proxy Committee for its independent consideration as to how the vote should be cast.

Conflicts of Interest

In the event a potential conflict of interest arises in the context of voting proxies for TCW’s clients, the primary means by which TCW will avoid a conflict is by casting such votes solely according to the Guidelines and any applicable guidelines provided by TCW’s clients, as outlined below. If a potential conflict of interest arises and there is no predetermined vote, or the Guidelines (or any applicable TCW client guidelines) themselves refer such vote to the portfolio manager for decision, or the portfolio manager would like to override a predetermined vote, then TCW will undertake the following analysis:

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Where the issuer soliciting proxy votes is itself a client of TCW’s (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW’s), then the Proxy Specialist will determine whether such relationship may be deemed not to be material to TCW based on the level of assets under management and other relevant facts and circumstances and will submit his/her analysis to the Proxy Committee for its approval. Where the relationship is deemed material, TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

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Where an employee of TCW sits on the board of a public company, the Proxy Specialist will determine whether such board member is the portfolio manager for the account holding the security, or whether the board member has spoken with the portfolio managers for the account holding the security. If either the particular board member is the portfolio manager or there has been communication concerning such proxy vote between the portfolio manager and the particular board member, then the Proxy Specialist will provide the Proxy Committee with the facts and vote rationale so that it can determine and vote the securities.

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When the issuer is a key vendor or broker of TCW, the Proxy Specialist will determine if the portfolio manager for the account(s) holding the security has spoken with the key vendor or broker about the upcoming proxy vote. If there has been communication concerning the proxy vote between the portfolio manager and the key vendor or broker, the relationship will be deemed material. The Proxy Specialist will provide the Proxy Committee with the relevant facts and the Proxy Committee will vote the proxy.

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Where the issuer is a known affiliate of TCW, TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such a vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

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Where any other portfolio manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted portfolio manager and will itself consider and cast the vote.

Proxy Voting Information and Recordkeeping

Upon request to the Proxy Specialist, TCW provides proxy voting records to its clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations.

TCW or an Outside Service will keep records of the following items: (i) these Proxy Voting Guidelines and any other proxy voting procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an Outside Service, that Outside Service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and TCW’s response (whether a client’s request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision, including proxy overrides delivered to the Proxy Specialist and decisions of the Proxy Committee. Additionally, TCW or an Outside Service will maintain any documentation related to an identified material conflict of interest.

TCW or an Outside Service will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the most recent two years, TCW or an Outside Service will store such records at its principal office.

International Proxy Voting

While TCW utilizes these Proxy Voting Guidelines for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically.

For proxies of non-U.S. companies, although it is typically both difficult and costly to vote proxies, TCW will make every reasonable effort to vote such proxies.

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance

•	For director and management nominees in uncontested elections

•	For management nominees in contested elections

•	For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the non-audit services exceed 51% of fees

•	For routine management proposals

•	For amendments to the company’s certificate of incorporation or bylaws, except against if an amendment would have the effect of reducing shareholders’ rights

Capital Structure

•	For reasonable changes in authorized common stock

•	For the issuance of common stock or preferred stock, except against if the shares have voting rights superior to those of other common or preferred shareholders, as applicable

•	For approving the issuance or exercise of stock warrants

•	For authorizing preferred stock and making reasonable changes to authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For amending or canceling a class or series of preferred stock

•	Against authorizing and for eliminating or amending dual or multiple classes of common stock

•	For a stock repurchase program

•	For a stock split

•	For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring

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For mergers and restructurings, including recapitalization, bankruptcy restructurings, liquidations, reincorporating in a different state, leveraged buyout of the company, spinning off certain company operations or divisions, the sale of assets

•	Case-by-case on cumulative voting

Board of Directors

•	For limiting the liability of directors

•	For setting the board size

•	For allowing the directors to fill vacancies on the board without shareholder approval

•	Against giving the board the authority to set the size of the board as needed without shareholder approval

•	For a proposal regarding the removal of directors, except against if the proposal limits the removal of directors to cases where there is legal cause

Anti-Takeover Provisions

•	Against the concept of a classified board

•	Against the concept of a shareholder rights plan (poison pill)

•	Against eliminating or limiting shareholders’ right to call a special meeting

•	For restoring shareholders’ right to call a special meeting

•	Against eliminating or limiting shareholders’ right to act by written consent

•	For restoring shareholders’ right to act by written consent

•	Against establishing or maintaining a supermajority vote provision to (i) approve a merger or other business combination, (ii) change certain bylaw or charter provisions

•	Against expanding or clarifying the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid

•	Against fair price provisions

•	For limiting the payment of greenmail

•	Against adopting advance notice requirements

•	Against opting into a state takeover statutory provision

Compensation

•	In favor of reasonable compensation and bonus plans proposed by management, including one-time stock options and deferred compensation plans

•	For adopting, amending or adding shares to a stock incentive, purchase or award plan for employees and non-employee directors, provided that outstanding common stock is not overly diluted

•	For limiting per-employee option awards

•	For extending the term of a stock incentive plan for employees

•	Refer on assuming stock incentive plans

•	With management on “say on pay” proposals

Shareholder Proposals

•	For requiring shareholder ratification of auditors

•	Against requiring the auditors to attend the annual meeting

•	Against limiting consulting by auditors

•	Against requiring the rotation of auditors

•	Against restoring preemptive rights

•	For asking the company to study sales, spin-offs, or other strategic alternatives

•	For asking the board to adopt confidential voting and independent tabulation of the proxy ballots

•	Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations

•	Against eliminating the company’s discretion to vote unmarked proxy ballots.

•	For providing equal access to the proxy materials for shareholders

•	Against making changes to board or chairman election, composition or eligibility requirements

•	Against changing the annual meeting location or date

•	For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan

•	Against urging the creation of a shareholder committee

•	Case-by-case on adopting cumulative voting

•	Against making directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect

•	For repealing a classified board

•	Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan

•	Against supermajority provisions

•	Against repealing fair price provisions

•	For restoring shareholders’ right to call a special meeting or act by written consent

•	For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made

•	For seeking to force the company to opt out of a state takeover statutory provision

•	Against reincorporating the company in another state

•	For limiting greenmail payments

•	Against restricting executive or director compensation, but for reasonable enhanced disclosure of executive compensation

•	For banning or calling for a shareholder vote on future golden parachutes

•	Against seeking to award performance-based stock options

•	Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement

•	Against requesting that future executive compensation be determined without regard to any pension fund income

•	Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)

•	Against requiring option shares to be held

•	For the creation of a compensation and a nominating committee

•	For increasing the independence of key committees

Social Issue Proposals

•	For proposals that ask a company to review operations or impacts or disclosure activities or impacts, except against if the proposal calls for action beyond reporting

•	Against proposals that ask the company to implement changes in procedure, including the development of social, economic, environmental or ethical criteria to govern contracts and production

Additional Information

A description of TCW’s policies and procedures relating to proxy voting and class actions can also be found in the firm’s Part 2A of Form ADV. A copy of TCW’s Form ADV is available to clients upon request to the Proxy Specialist.

T. Rowe Price Associates, Inc.

T. ROWE PRICE ASSOCIATES, INC.

T. ROWE PRICE INTERNATIONAL LTD

T. ROWE PRICE (CANADA), INC

T. ROWE PRICE HONG KONG LIMITED

T. ROWE PRICE SINGAPORE PRIVATE LTD.

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (collectively, “T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“Price Funds”) and by common trust funds, offshore funds, institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies. This document is updated annually.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our proxy voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social

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responsibility issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Global Corporate Governance Analyst. Our Global Corporate Governance Analyst is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Glass, Lewis & Co. (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. Glass Lewis specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution and reporting for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, Glass Lewis maintains and implements a custom voting policy for the Price Funds and other client accounts.

Meeting Notification

T. Rowe Price utilizes Glass Lewis’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. Glass Lewis tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, Glass Lewis procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ViewPoint, Glass Lewis’ web-based application.

Vote Determination

Each day, Glass Lewis delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with the Policies and Procedures, as set by the Proxy Committee, and instruct the Proxy Services Group to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Services Group is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to our proxy voting guidelines.

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T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors – For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside of the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

Anti-Takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives or contain the potential for excessive dilution relative to the company’s peers. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a screen that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their

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securities. We oppose a high proportion of proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions if we conclude these arrangements reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using Glass Lewis’ proxy research and company reports. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Global Portfolio Companies – Glass Lewis applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed Glass Lewis’ general global policies and has developed international proxy voting guidelines which in most instances are consistent with Glass Lewis recommendations.

Fixed Income, Index and Passively Managed Accounts – Proxy voting for fixed income, index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process. In addition, fixed income accounts will generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security (i.e., consents, restructurings, reorganization proposals).

Divided Votes – In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against our proxy voting guidelines. The Proxy Services Group is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to our proxy voting guidelines.

Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan – The Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to

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vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Services Group to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Proxy Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy.

Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations – Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Funds).

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

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REPORTING, RECORD RETENTION AND OVERSIGHT

The Proxy Committee, and certain personnel under the direction of the Proxy Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

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Van Eck Associates Corporation

I. A BOARD OF DIRECTORS THAT

SERVES THE INTERESTS OF SHAREHOLDERS

ELECTION OF DIRECTORS

The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Glass Lewis looks for talented boards with a record of protecting shareholders and delivering value over the medium- and long-term. We believe that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.

Independence

The independence of directors, or lack thereof, is ultimately demonstrated through the decisions they make. In assessing the independence of directors, we will take into consideration, when appropriate, whether a director has a track record indicative of making objective decisions. Likewise, when assessing the independence of directors we will also examine when a director’s service track record on multiple boards indicates a lack of objective decision-making. Ultimately, we believe the determination of whether a director is independent or not must take into consideration both compliance with the applicable independence listing requirements as well as judgments made by the director.

We look at each director nominee to examine the director’s relationships with the company, the company’s executives, and other directors. We do this to evaluate whether personal, familial, or financial relationships (not including director compensation) may impact the director’s decisions. We believe that such relationships make it difficult for a director to put shareholders’ interests above the director’s or the related party’s interests. We also believe that a director who owns more than 20% of a company can exert disproportionate influence on the board and, in particular, the audit committee.

Thus, we put directors into three categories based on an examination of the type of relationship they have with the company:

Independent Director – An independent director has no material financial, familial or other current relationships with the company, its executives, or other board members, except for board service and standard fees paid for that service. Relationships that existed within three to five years1 before the inquiry are usually considered “current” for purposes of this test.

In our view, a director who is currently serving in an interim management position should be considered an insider, while a director who previously served in an interim management position for less than one year and is no longer serving in such capacity is considered independent. Moreover, a director who previously served in an interim management position for over one year and is no longer serving in such capacity is considered an affiliate for five years following the date of his/her resignation or departure from the interim management position. Glass Lewis applies a three-year look-back period to all directors who have an affiliation with the company other than former employment, for which we apply a five-year look-back.

Affiliated Director – An affiliated director has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company.2 This includes directors whose

[1]	NASDAQ originally proposed a five-year look-back period but both it and the NYSE ultimately settled on a three-year look-back prior to finalizing their rules. A five-year standard is more appropriate, in our view, because we believe that the unwinding of conflicting relationships between former management and board members is more likely to be complete and final after five years. However, Glass Lewis does not apply the five-year look-back period to directors who have previously served as executives of the company on an interim basis for less than one year.
[2]	If a company classifies one of its non-employee directors as non-independent, Glass Lewis will classify that director as an affiliate.

employers have a material financial relationship with the company.3 In addition, we view a director who owns or controls 20% or more of the company’s voting stock as an affiliate.4

We view 20% shareholders as affiliates because they typically have access to and involvement with the management of a company that is fundamentally different from that of ordinary shareholders. More importantly, 20% holders may have interests that diverge from those of ordinary holders, for reasons such as the liquidity (or lack thereof) of their holdings, personal tax issues, etc.

Definition of “Material”: A material relationship is one in which the dollar value exceeds:

•

$50,000 (or where no amount is disclosed) for directors who are paid for a service they have agreed to perform for the company, outside of their service as a director, including professional or other services; or

•

$120,000 (or where no amount is disclosed) for those directors employed by a professional services firm such as a law firm, investment bank, or consulting firm where the company pays the firm, not the individual, for services. This dollar limit would also apply to charitable contributions to schools where a board member is a professor; or charities where a director serves on the board or is an executive;[5] and any aircraft and real estate dealings between the company and the director’s firm; or

•

1% of either company’s consolidated gross revenue for other business relationships (e.g., where the director is an executive officer of a company that provides services or products to or receives services or products from the company).

Definition of “Familial”: Familial relationships include a person’s spouse, parents, children, siblings, grandparents, uncles, aunts, cousins, nieces, nephews, in-laws, and anyone (other than domestic employees) who shares such person’s home. A director is an affiliate if the director has a family member who is employed by the company and who receives compensation of $120,000 or more per year or the compensation is not disclosed.

Definition of “Company”: A company includes any parent or subsidiary in a group with the company or any entity that merged with, was acquired by, or acquired the company.

Inside Director – An inside director simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company. In our view, an inside director who derives a greater amount of income as a result of affiliated transactions with the company rather than through compensation paid by the company (i.e., salary, bonus, etc. as a company employee) faces a conflict between making decisions that are in the best interests of the company versus those in the director’s own best interests. Therefore, we will recommend voting against such a director.

[3]	We allow a five-year grace period for former executives of the company or merged companies who have consulting agreements with the surviving company. (We do not automatically recommend voting against directors in such cases for the first five years.) If the consulting agreement persists after this five-year grace period, we apply the materiality thresholds outlined in the definition of “material.”
[4]	This includes a director who serves on a board as a representative (as part of his or her basic responsibilities) of an investment firm with greater than 20% ownership. However, while we will generally consider him/her to be affiliated, we will not recommend voting against unless (i) the investment firm has disproportionate board representation or (ii) the director serves on the audit committee.
[5]	We will generally take into consideration the size and nature of such charitable entities in relation to the company’s size and industry along with any other relevant factors such as the director’s role at the charity. However, unlike for other types of related party transactions, Glass Lewis generally does not apply a look-back period to affiliated relationships involving charitable contributions; if the relationship ceases, we will consider the director to be independent.

Voting Recommendations on the Basis of Board Independence

Glass Lewis believes a board will be most effective in protecting shareholders’ interests if it is at least two-thirds independent. We note that each of the Business Roundtable, the Conference Board, and the Council of Institutional Investors advocates that two-thirds of the board be independent. Where more than one-third of the members are affiliated or inside directors, we typically6 recommend voting against some of the inside and/or affiliated directors in order to satisfy the two-thirds threshold.

In the case of a less than two-thirds independent board, Glass Lewis strongly supports the existence of a presiding or lead director with authority to set the meeting agendas and to lead sessions outside the insider chairman’s presence.

In addition, we scrutinize avowedly “independent” chairmen and lead directors. We believe that they should be unquestionably independent or the company should not tout them as such.

Committee Independence

We believe that only independent directors should serve on a company’s audit, compensation, nominating, and governance committees.7 We typically recommend that shareholders vote against any affiliated or inside director seeking appointment to an audit, compensation, nominating, or governance committee, or who has served in that capacity in the past year.

Independent Chairman

Glass Lewis believes that separating the roles of CEO (or, more rarely, another executive position) and chairman creates a better governance structure than a combined CEO/chairman position. An executive manages the business according to a course the board charts. Executives should report to the board regarding their performance in achieving goals the board set. This is needlessly complicated when a CEO chairs the board, since a CEO/chairman presumably will have a significant influence over the board.

It can become difficult for a board to fulfill its role of overseer and policy setter when a CEO/chairman controls the agenda and the boardroom discussion. Such control can allow a CEO to have an entrenched position, leading to longer-than-optimal terms, fewer checks on management, less scrutiny of the business operation, and limitations on independent, shareholder-focused goal-setting by the board.

A CEO should set the strategic course for the company, with the board’s approval, and the board should enable the CEO to carry out the CEO’s vision for accomplishing the board’s objectives. Failure to achieve the board’s objectives should lead the board to replace that CEO with someone in whom the board has confidence. Likewise, an independent chairman can better oversee executives and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face.

Such oversight and concern for shareholders allows for a more proactive and effective board of directors that is better able to look out for the interests of shareholders.

Further, it is the board’s responsibility to select a chief executive who can best serve a company and its shareholders and to replace this person when his or her duties have not been appropriately fulfilled. Such a replacement becomes more difficult and happens less frequently when the chief executive is also in the position of overseeing the board.

[6]	With a staggered board, if the affiliates or insiders that we believe should not be on the board are not up for election, we will express our concern regarding those directors, but we will not recommend voting against the other affiliates or insiders who are up for election just to achieve two-thirds independence. However, we will consider recommending voting against the directors subject to our concern at their next election if the concerning issue is not resolved.
[7]	We will recommend voting against an audit committee member who owns 20% or more of the company’s stock, and we believe that there should be a maximum of one director (or no directors if the committee is comprised of less than three directors) who owns 20% or more of the company’s stock on the compensation, nominating, and governance committees.

Glass Lewis believes that the installation of an independent chairman is almost always a positive step from a corporate governance perspective and promotes the best interests of shareholders. Further, the presence of an independent chairman fosters the creation of a thoughtful and dynamic board, not dominated by the views of senior management. Encouragingly, many companies appear to be moving in this direction—one study even indicates that less than 12 percent of incoming CEOs in 2009 were awarded the chairman title, versus 48 percent as recently as 2002.8 Another study finds that 41 percent of S&P 500 boards now separate the CEO and chairman roles, up from 26 percent in 2001, although the same study found that of those companies, only 21 percent have truly independent chairs.9

We do not recommend that shareholders vote against CEOs who chair the board. However, we typically encourage our clients to support separating the roles of chairman and CEO whenever that question is posed in a proxy (typically in the form of a shareholder proposal), as we believe that it is in the long-term best interests of the company and its shareholders.

Performance

The most crucial test of a board’s commitment to the company and its shareholders lies in the actions of the board and its members. We look at the performance of these individuals as directors and executives of the company and of other companies where they have served.

Voting Recommendations on the Basis of Performance

We disfavor directors who have a record of not fulfilling their responsibilities to shareholders at any company where they have held a board or executive position. We typically recommend voting against:

1. A director who fails to attend a minimum of 75% of board and applicable committee meetings, calculated in the aggregate.10

2. A director who belatedly filed a significant form(s) 4 or 5, or who has a pattern of late filings if the late filing was the director’s fault (we look at these late filing situations on a case-by-case basis).

3. A director who is also the CEO of a company where a serious and material restatement has occurred after the CEO had previously certified the pre-restatement financial statements.

4. A director who has received two against recommendations from Glass Lewis for identical reasons within the prior year at different companies (the same situation must also apply at the company being analyzed).

5. All directors who served on the board if, for the last three years, the company’s performance has been in the bottom quartile of the sector and the directors have not taken reasonable steps to address the poor performance.

Audit Committees and Performance

Audit committees play an integral role in overseeing the financial reporting process because “[v]ibrant and stable capital markets depend on, among other things, reliable, transparent, and objective financial information to support an efficient and effective capital market process. The vital oversight role audit committees play in the process of producing financial information has never been more important.”11

[8]	Ken Favaro, Per-Ola Karlsson and Gary Neilson. “CEO Succession 2000-2009: A Decade of Convergence and Compression.” Booz & Company (from Strategy+Business, Issue 59, Summer 2010).
[9]	Spencer Stuart Board Index, 2011, p. 6.
[10]	However, where a director has served for less than one full year, we will typically not recommend voting against for failure to attend 75% of meetings. Rather, we will note the poor attendance with a recommendation to track this issue going forward. We will also refrain from recommending to vote against directors when the proxy discloses that the director missed the meetings due to serious illness or other extenuating circumstances.
[11]	Audit Committee Effectiveness – What Works Best.” PricewaterhouseCoopers. The Institute of Internal Auditors Research Foundation. 2005.

When assessing an audit committee’s performance, we are aware that an audit committee does not prepare financial statements, is not responsible for making the key judgments and assumptions that affect the financial statements, and does not audit the numbers or the disclosures provided to investors. Rather, an audit committee member monitors and oversees the process and procedures that management and auditors perform. The 1999 Report and Recommendations of the Blue Ribbon Committee on Improving the Effectiveness of Corporate Audit Committees stated it best:

A proper and well-functioning system exists, therefore, when the three main groups responsible for financial reporting – the full board including the audit committee, financial management including the internal auditors, and the outside auditors – form a ‘three legged stool’ that supports responsible financial disclosure and active participatory oversight. However, in the view of the Committee, the audit committee must be ‘first among equals’ in this process, since the audit committee is an extension of the full board and hence the ultimate monitor of the process.

Standards for Assessing the Audit Committee

For an audit committee to function effectively on investors’ behalf, it must include members with sufficient knowledge to diligently carry out their responsibilities. In its audit and accounting recommendations, the Conference Board Commission on Public Trust and Private Enterprise said “members of the audit committee must be independent and have both knowledge and experience in auditing financial matters.”12

We are skeptical of audit committees where there are members that lack expertise as a Certified Public Accountant (CPA), Chief Financial Officer (CFO) or corporate controller or similar experience. While we will not necessarily vote against members of an audit committee when such expertise is lacking, we are more likely to vote against committee members when a problem such as a restatement occurs and such expertise is lacking.

Glass Lewis generally assesses audit committees against the decisions they make with respect to their oversight and monitoring role. The quality and integrity of the financial statements and earnings reports, the completeness of disclosures necessary for investors to make informed decisions, and the effectiveness of the internal controls should provide reasonable assurance that the financial statements are materially free from errors. The independence of the external auditors and the results of their work all provide useful information by which to assess the audit committee.

When assessing the decisions and actions of the audit committee, we typically defer to its judgment and would vote in favor of its members, but we would recommend voting against the following members under the following circumstances:13

1. All members of the audit committee when options were backdated, there is a lack of adequate controls in place, there was a resulting restatement, and disclosures indicate there was a lack of documentation with respect to the option grants.

2. The audit committee chair, if the audit committee does not have a financial expert or the committee’s financial expert does not have a demonstrable financial background sufficient to understand the financial issues unique to public companies.

3. The audit committee chair, if the audit committee did not meet at least 4 times during the year.

4. The audit committee chair, if the committee has less than three members.

5. Any audit committee member who sits on more than three public company audit committees, unless the audit committee member is a retired CPA, CFO, controller or has similar experience, in which case

[12]	Commission on Public Trust and Private Enterprise. The Conference Board. 2003.
[13]	Where the recommendation is to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against the members of the committee who are up for election; rather, we will simply express our concern with regard to the committee chair.

the limit shall be four committees, taking time and availability into consideration including a review of the audit committee member’s attendance at all board and committee meetings.14

6. All members of an audit committee who are up for election and who served on the committee at the time of the audit, if audit and audit-related fees total one-third or less of the total fees billed by the auditor.

7. The audit committee chair when tax and/or other fees are greater than audit and audit-related fees paid to the auditor for more than one year in a row (in which case we also recommend against ratification of the auditor).

8. All members of an audit committee where non-audit fees include fees for tax services (including, but not limited to, such things as tax avoidance or shelter schemes) for senior executives of the company. Such services are now prohibited by the Public Company Accounting Oversight Board (“PCAOB”).

9. All members of an audit committee that reappointed an auditor that we no longer consider to be independent for reasons unrelated to fee proportions.

10. All members of an audit committee when audit fees are excessively low, especially when compared with other companies in the same industry.

11. The audit committee chair15 if the committee failed to put auditor ratification on the ballot for shareholder approval. However, if the non-audit fees or tax fees exceed audit plus audit-related fees in either the current or the prior year, then Glass Lewis will recommend voting against the entire audit committee.

12. All members of an audit committee where the auditor has resigned and reported that a section 10A16 letter has been issued.

13. All members of an audit committee at a time when material accounting fraud occurred at the company.17

14. All members of an audit committee at a time when annual and/or multiple quarterly financial statements had to be restated, and any of the following factors apply:

•	The restatement involves fraud or manipulation by insiders;

•	The restatement is accompanied by an SEC inquiry or investigation;

•	The restatement involves revenue recognition;

•	The restatement results in a greater than 5% adjustment to costs of goods sold, operating expense, or operating cash flows; or

•	The restatement results in a greater than 5% adjustment to net income, 10% adjustment to assets or shareholders equity, or cash flows from financing or investing activities.

[14]	Glass Lewis may exempt certain audit committee members from the above threshold if, upon further analysis of relevant factors such as the director’s experience, the size, industry-mix and location of the companies involved and the director’s attendance at all the companies, we can reasonably determine that the audit committee member is likely not hindered by multiple audit committee commitments.
[15]	In all cases, if the chair of the committee is not specified, we recommend voting against the director who has been on the committee the longest.
[16]	Auditors are required to report all potential illegal acts to management and the audit committee unless they are clearly inconsequential in nature. If the audit committee or the board fails to take appropriate action on an act that has been determined to be a violation of the law, the independent auditor is required to send a section 10A letter to the SEC. Such letters are rare and therefore we believe should be taken seriously.
[17]	Recent research indicates that revenue fraud now accounts for over 60% of SEC fraud cases, and that companies that engage in fraud experience significant negative abnormal stock price declines—facing bankruptcy, delisting, and material asset sales at much higher rates than do non-fraud firms (Committee of Sponsoring Organizations of the Treadway Commission. “Fraudulent Financial Reporting: 1998-2007.” May 2010).

15. All members of an audit committee if the company repeatedly fails to file its financial reports in a timely fashion. For example, the company has filed two or more quarterly or annual financial statements late within the last 5 quarters.

16. All members of an audit committee when it has been disclosed that a law enforcement agency has charged the company and/or its employees with a violation of the Foreign Corrupt Practices Act (FCPA).

17. All members of an audit committee when the company has aggressive accounting policies and/or poor disclosure or lack of sufficient transparency in its financial statements.

18. All members of the audit committee when there is a disagreement with the auditor and the auditor resigns or is dismissed.

19. All members of the audit committee if the contract with the auditor specifically limits the auditor’s liability to the company for damages.18

20. All members of the audit committee who served since the date of the company’s last annual meeting, and when, since the last annual meeting, the company has reported a material weakness that has not yet been corrected, or, when the company has an ongoing material weakness from a prior year that has not yet been corrected.

We also take a dim view of audit committee reports that are boilerplate, and which provide little or no information or transparency to investors. When a problem such as a material weakness, restatement or late filings occurs, we take into consideration, in forming our judgment with respect to the audit committee, the transparency of the audit committee report.

Compensation Committee Performance

Compensation committees have the final say in determining the compensation of executives. This includes deciding the basis on which compensation is determined, as well as the amounts and types of compensation to be paid. This process begins with the hiring and initial establishment of employment agreements, including the terms for such items as pay, pensions and severance arrangements. It is important in establishing compensation arrangements that compensation be consistent with, and based on the long-term economic performance of, the business’s long-term shareholders returns.

Compensation committees are also responsible for the oversight of the transparency of compensation. This oversight includes disclosure of compensation arrangements, the matrix used in assessing pay for performance, and the use of compensation consultants. In order to ensure the independence of the compensation consultant, we believe the compensation committee should only engage a compensation consultant that is not also providing any services to the company or management apart from their contract with the compensation committee. It is important to investors that they have clear and complete disclosure of all the significant terms of compensation arrangements in order to make informed decisions with respect to the oversight and decisions of the compensation committee.

Finally, compensation committees are responsible for oversight of internal controls over the executive compensation process. This includes controls over gathering information used to determine compensation, establishment of equity award plans, and granting of equity awards. Lax controls can and have contributed to conflicting information being obtained, for example through the use of nonobjective consultants. Lax controls can also contribute to improper awards of compensation such as through granting of backdated or spring-loaded options, or granting of bonuses when triggers for bonus payments have not been met.

Central to understanding the actions of a compensation committee is a careful review of the Compensation Discussion and Analysis (CD&A) report included in each company’s proxy. We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee.

[18]	The Council of Institutional Investors. “Corporate Governance Policies,” p. 4, April 5, 2006; and “Letter from Council of Institutional Investors to the AICPA,” November 8, 2006.

The CD&A is also integral to the evaluation of compensation proposals at companies, such as advisory votes on executive compensation, which allow shareholders to vote on the compensation paid to a company’s top executives.

When assessing the performance of compensation committees, we will recommend voting against for the following:19

1. All members of the compensation committee who are up for election and served at the time of poor pay-for-performance (e.g., a company receives an F grade in our pay-for-performance analysis) when shareholders are not provided with an advisory vote on executive compensation at the annual meeting.20

2. Any member of the compensation committee who has served on the compensation committee of at least two other public companies that received F grades in our pay-for-performance model and who is also suspect at the company in question.

3. The compensation committee chair if the company received two D grades in consecutive years in our pay-for-performance analysis, and if during the past year the Company performed the same as or worse than its peers.21

4. All members of the compensation committee (during the relevant time period) if the company entered into excessive employment agreements and/or severance agreements.

5. All members of the compensation committee when performance goals were changed (i.e., lowered) when employees failed or were unlikely to meet original goals, or performance-based compensation was paid despite goals not being attained.

6. All members of the compensation committee if excessive employee perquisites and benefits were allowed.

7. The compensation committee chair if the compensation committee did not meet during the year, but should have (e.g., because executive compensation was restructured or a new executive was hired).

8. All members of the compensation committee when the company repriced options or completed a “self tender offer” without shareholder approval within the past two years.

9. All members of the compensation committee when vesting of in-the-money options is accelerated or when fully vested options are granted.

10. All members of the compensation committee when option exercise prices were backdated. Glass Lewis will recommend voting against an executive director who played a role in and participated in option backdating.

[19]	Where the recommendation is to vote against the committee chair and the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern with regard to the committee chair.
[20]	Where there are multiple CEOs in one year, we will consider not recommending against the compensation committee but will defer judgment on compensation policies and practices until the next year or a full year after arrival of the new CEO. In addition, if a company provides shareholders with a Say-on-Pay proposal and receives an F grade in our pay-for-performance model, we will recommend that shareholders only vote against the Say-on-Pay proposal rather than the members of the compensation committee, unless the company exhibits egregious practices. However, if the company receives successive F grades, we will then recommend against the members of the compensation committee in addition to recommending voting against the Say-on-Pay proposal.
[21]	In cases where the company received two D grades in consecutive years, but during the past year the company performed better than its peers or improved from an F to a D grade year over year, we refrain from recommending to vote against the compensation chair. In addition, if a company provides shareholders with a Say-on-Pay proposal in this instance, we will consider voting against the advisory vote rather than the compensation committee chair unless the company exhibits unquestionably egregious practices

11. All members of the compensation committee when option exercise prices were spring-loaded or otherwise timed around the release of material information.

12. All members of the compensation committee when a new employment contract is given to an executive that does not include a clawback provision and the company had a material restatement, especially if the restatement was due to fraud.

13. The chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.

14. All members of the compensation committee during whose tenure the committee failed to implement a shareholder proposal regarding a compensation-related issue, where the proposal received the affirmative vote of a majority of the voting shares at a shareholder meeting, and when a reasonable analysis suggests that the compensation committee (rather than the governance committee) should have taken steps to implement the request.22

15. All members of a compensation committee during whose tenure the committee failed to address shareholder concerns following majority shareholder rejection of the Say-on-Pay proposal in the previous year. Where the proposal was approved but there was a significant shareholder vote (i.e., greater than 25% of votes cast) against the Say-on-Pay proposal in the prior year, if there is no evidence that the board responded accordingly to the vote including actively engaging shareholders on this issue, we will also consider recommending voting against the chairman of the compensation committee or all members of the compensation committee, depending on the severity and history of the compensation problems and the level of vote against.

Nominating and Governance Committee Performance

The nominating and governance committee, as an agency for the shareholders, is responsible for the governance by the board of the company and its executives. In performing this role, the board is responsible and accountable for selection of objective and competent board members. It is also responsible for providing leadership on governance policies adopted by the company, such as decisions to implement shareholder proposals that have received a majority vote.

Consistent with Glass Lewis’ philosophy that boards should have diverse backgrounds and members with a breadth and depth of relevant experience, we believe that nominating and governance committees should consider diversity when making director nominations within the context of each specific company and its industry. In our view, shareholders are best served when boards make an effort to ensure a constituency that is not only reasonably diverse on the basis of age, race, gender and ethnicity, but also on the basis of geographic knowledge, industry experience and culture.

Regarding the nominating and or governance committee, we will recommend voting against the following:23

1. All members of the governance committee24 during whose tenure the board failed to implement a shareholder proposal with a direct and substantial impact on shareholders and their rights - i.e., where the proposal received enough shareholder votes (at least a majority) to allow the board to implement or

[22]	In all other instances (i.e. a non-compensation-related shareholder proposal should have been implemented) we recommend that shareholders vote against the members of the governance committee.
[23]	Where we would recommend to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern regarding the committee chair.
[24]	If the board does not have a governance committee (or a committee that serves such a purpose), we recommend voting against the entire board on this basis.

begin to implement that proposal.25 Examples of these types of shareholder proposals are majority vote to elect directors and to declassify the board.

2. The governance committee chair,26 when the chairman is not independent and an independent lead or presiding director has not been appointed.27

3. In the absence of a nominating committee, the governance committee chair when there are less than five or the whole nominating committee when there are more than 20 members on the board.

4. The governance committee chair, when the committee fails to meet at all during the year.

5. The governance committee chair, when for two consecutive years the company provides what we consider to be “inadequate” related party transaction disclosure (i.e. the nature of such transactions and/or the monetary amounts involved are unclear or excessively vague, thereby preventing an average shareholder from being able to reasonably interpret the independence status of multiple directors above and beyond what the company maintains is compliant with SEC or applicable stock-exchange listing requirements).

6. The governance committee chair, when during the past year the board adopted a forum selection clause (i.e. an exclusive forum provision)28 without shareholder approval, or, if the board is currently seeking shareholder approval of a forum selection clause pursuant to a bundled bylaw amendment rather than as a separate proposal.

Regarding the nominating committee, we will recommend voting against the following:29

1. All members of the nominating committee, when the committee nominated or renominated an individual who had a significant conflict of interest or whose past actions demonstrated a lack of integrity or inability to represent shareholder interests.

2. The nominating committee chair, if the nominating committee did not meet during the year, but should have (i.e., because new directors were nominated or appointed since the time of the last annual meeting).

3. In the absence of a governance committee, the nominating committee chair30 when the chairman is not independent, and an independent lead or presiding director has not been appointed.31

[25]	Where a compensation-related shareholder proposal should have been implemented, and when a reasonable analysis suggests that the members of the compensation committee (rather than the governance committee) bear the responsibility for failing to implement the request, we recommend that shareholders only vote against members of the compensation committee.
[26]	If the committee chair is not specified, we recommend voting against the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend voting against the longest-serving board member serving on the committee.
[27]	We believe that one independent individual should be appointed to serve as the lead or presiding director. When such a position is rotated among directors from meeting to meeting, we will recommend voting against as if there were no lead or presiding director.
[28]	A forum selection clause is a bylaw provision stipulating that a certain state, typically Delaware, shall be the exclusive forum for all intra-corporate disputes (e.g. shareholder derivative actions, assertions of claims of a breach of fiduciary duty, etc.). Such a clause effectively limits a shareholder’s legal remedy regarding appropriate choice of venue and related relief offered under that state’s laws and rulings.
[29]	Where we would recommend to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern regarding the committee chair.
[30]	If the committee chair is not specified, we will recommend voting against the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend voting against the longest-serving board member on the committee.
[31]	In the absence of both a governance and a nominating committee, we will recommend voting against the chairman of the board on this basis.

4. The nominating committee chair, when there are less than five or the whole nominating committee when there are more than 20 members on the board.32

5. The nominating committee chair, when a director received a greater than 50% against vote the prior year and not only was the director not removed, but the issues that raised shareholder concern were not corrected.33

Board-level Risk Management Oversight

Glass Lewis evaluates the risk management function of a public company board on a strictly case-by-case basis. Sound risk management, while necessary at all companies, is particularly important at financial firms which inherently maintain significant exposure to financial risk. We believe such financial firms should have a chief risk officer reporting directly to the board and a dedicated risk committee or a committee of the board charged with risk oversight. Moreover, many non-financial firms maintain strategies which involve a high level of exposure to financial risk. Similarly, since many non-financial firm have significant hedging or trading strategies, including financial and non-financial derivatives, those firms should also have a chief risk officer and a risk committee.

Our views on risk oversight are consistent with those expressed by various regulatory bodies. In its December 2009 Final Rule release on Proxy Disclosure Enhancements, the SEC noted that risk oversight is a key competence of the board and that additional disclosures would improve investor and shareholder understanding of the role of the board in the organization’s risk management practices. The final rules, which became effective on February 28, 2010, now explicitly require companies and mutual funds to describe (while allowing for some degree of flexibility) the board’s role in the oversight of risk.

When analyzing the risk management practices of public companies, we take note of any significant losses or writedowns on financial assets and/or structured transactions. In cases where a company has disclosed a sizable loss or writedown, and where we find that the company’s board-level risk committee contributed to the loss through poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise)34, we will consider recommending to vote against the chairman of the board on that basis. However, we generally would not recommend voting against a combined chairman/CEO except in egregious cases.

Experience

We find that a director’s past conduct is often indicative of future conduct and performance. We often find directors with a history of overpaying executives or of serving on boards where avoidable disasters have occurred appearing at companies that follow these same patterns. Glass Lewis has a proprietary database of directors serving at over 8,000 of the most widely held U.S. companies. We use this database to track the performance of directors across companies.

[32]	In the absence of both a governance and a nominating committee, we will recommend voting against the chairman of the board on this basis.
[33]	Considering that shareholder discontent clearly relates to the director who received a greater than 50% against vote rather than the nominating chair, we review the validity of the issue(s) that initially raised shareholder concern, follow-up on such matters, and only recommend voting against the nominating chair if a reasonable analysis suggests that it would be most appropriate. In rare cases, we will consider recommending against the nominating chair when a director receives a substantial (i.e., 25% or more) vote against based on the same analysis.
[34]	A committee responsible for risk management could be a dedicated risk committee, or another board committee, usually the audit committee but occasionally the finance committee, depending on a given company’s board structure and method of disclosure. At some companies, the entire board is charged with risk management.

Voting Recommendations on the Basis of Director Experience

We typically recommend that shareholders vote against directors who have served on boards or as executives of companies with records of poor performance, inadequate risk oversight, overcompensation, audit- or accounting-related issues, and/or other indicators of mismanagement or actions against the interests of shareholders.35

Likewise, we examine the backgrounds of those who serve on key board committees to ensure that they have the required skills and diverse backgrounds to make informed judgments about the subject matter for which the committee is responsible.

Other Considerations

In addition to the three key characteristics – independence, performance, experience – that we use to evaluate board members, we consider conflict-of-interest issues as well as the size of the board of directors when making voting recommendations.

Conflicts of Interest

We believe board members should be wholly free of identifiable and substantial conflicts of interest, regardless of the overall level of independent directors on the board. Accordingly, we recommend that shareholders vote against the following types of affiliated or inside directors:

1. A CFO who is on the board: In our view, the CFO holds a unique position relative to financial reporting and disclosure to shareholders. Because of the critical importance of financial disclosure and reporting, we believe the CFO should report to the board and not be a member of it.

2. A director who is on an excessive number of boards: We will typically recommend voting against a director who serves as an executive officer of any public company while serving on more than two other public company boards and any other director who serves on more than six public company boards typically receives an against recommendation from Glass Lewis. Academic literature suggests that one board takes up approximately 200 hours per year of each member’s time. We believe this limits the number of boards on which directors can effectively serve, especially executives at other companies.36 Further, we note a recent study has shown that the average number of outside board seats held by CEOs of S&P 500 companies is 0.6, down from 0.8 in 2006 and 1.2 in 2001.37

3. A director, or a director who has an immediate family member, providing material consulting or other material professional services to the company: These services may include legal, consulting, or financial services. We question the need for the company to have consulting relationships with its directors. We view such relationships as creating conflicts for directors, since they may be forced to weigh their own interests against shareholder interests when making board decisions. In addition, a company’s decisions regarding where to turn for the best professional services may be compromised when doing business with the professional services firm of one of the company’s directors.

4. A director, or a director who has an immediate family member, engaging in airplane, real estate, or similar deals, including perquisite-type grants from the company, amounting to more than $50,000: Directors who receive these sorts of payments from the company will have to make unnecessarily complicated decisions that may pit their interests against shareholder interests.

[35]	We typically apply a three-year look-back to such issues and also research to see whether the responsible directors have been up for election since the time of the failure, and if so, we take into account the percentage of support they received from shareholders.
[36]	Our guidelines are similar to the standards set forth by the NACD in its “Report of the NACD Blue Ribbon Commission on Director Professionalism,” 2001 Edition, pp. 14-15 (also cited approvingly by the Conference Board in its “Corporate Governance Best Practices: A Blueprint for the Post-Enron Era,” 2002, p. 17), which suggested that CEOs should not serve on more than 2 additional boards, persons with full-time work should not serve on more than 4 additional boards, and others should not serve on more than six boards.
[37]	Spencer Stuart Board Index, 2011, p. 8.

5. Interlocking directorships: CEOs or other top executives who serve on each other’s boards create an interlock that poses conflicts that should be avoided to ensure the promotion of shareholder interests above all else.38

6. All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.39 In the event a board is classified and shareholders are therefore unable to vote against all directors, we will recommend voting against the remaining directors the next year they are up for a shareholder vote.

Size of the Board of Directors

While we do not believe there is a universally applicable optimum board size, we do believe boards should have at least five directors to ensure sufficient diversity in decision-making and to enable the formation of key board committees with independent directors. Conversely, we believe that boards with more than 20 members will typically suffer under the weight of “too many cooks in the kitchen” and have difficulty reaching consensus and making timely decisions. Sometimes the presence of too many voices can make it difficult to draw on the wisdom and experience in the room by virtue of the need to limit the discussion so that each voice may be heard.

To that end, we typically recommend voting against the chairman of the nominating committee at a board with fewer than five directors. With boards consisting of more than 20 directors, we typically recommend voting against all members of the nominating committee (or the governance committee, in the absence of a nominating committee).40

Controlled Companies

Controlled companies present an exception to our independence recommendations. The board’s function is to protect shareholder interests; however, when an individual or entity owns more than 50% of the voting shares, the interests of the majority of shareholders are the interests of that entity or individual. Consequently, Glass Lewis does not apply our usual two-thirds independence rule and therefore we will not recommend voting against boards whose composition reflects the makeup of the shareholder population.

Independence Exceptions

The independence exceptions that we make for controlled companies are as follows:

1. We do not require that controlled companies have boards that are at least two-thirds independent. So long as the insiders and/or affiliates are connected with the controlling entity, we accept the presence of non-independent board members.

2. The compensation committee and nominating and governance committees do not need to consist solely of independent directors.

a. We believe that standing nominating and corporate governance committees at controlled companies are unnecessary. Although having a committee charged with the duties of searching for, selecting, and nominating independent directors can be beneficial, the unique composition of a controlled company’s shareholder base makes such committees weak and irrelevant.

[38]	We do not apply a look-back period for this situation. The interlock policy applies to both public and private companies. We will also evaluate multiple board interlocks among non-insiders (i.e. multiple directors serving on the same boards at other companies), for evidence of a pattern of poor oversight.
[39]	Refer to Section IV. Governance Structure and the Shareholder Franchise for further discussion of our policies regarding anti-takeover measures, including poison pills.
[40]	The Conference Board, at p. 23 in its May 2003 report “Corporate Governance Best Practices, Id.,” quotes one of its roundtable participants as stating, “[w]hen you’ve got a 20 or 30 person corporate board, it’s one way of assuring that nothing is ever going to happen that the CEO doesn’t want to happen.”

b. Likewise, we believe that independent compensation committees at controlled companies are unnecessary. Although independent directors are the best choice for approving and monitoring senior executives’ pay, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests. As such, we believe that having affiliated directors on a controlled company’s compensation committee is acceptable. However, given that a controlled company has certain obligations to minority shareholders we feel that an insider should not serve on the compensation committee. Therefore, Glass Lewis will recommend voting against any insider (the CEO or otherwise) serving on the compensation committee.

3. Controlled companies do not need an independent chairman or an independent lead or presiding director. Although an independent director in a position of authority on the board – such as chairman or presiding director – can best carry out the board’s duties, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests.

Size of the Board of Directors

We have no board size requirements for controlled companies.

Audit Committee Independence

We believe that audit committees should consist solely of independent directors. Regardless of a company’s controlled status, the interests of all shareholders must be protected by ensuring the integrity and accuracy of the company’s financial statements. Allowing affiliated directors to oversee the preparation of financial reports could create an insurmountable conflict of interest.

Unofficially Controlled Companies and 20-50% Beneficial Owners

Where an individual or entity owns more than 50% of a company’s voting power but the company is not a “controlled” company as defined by relevant listing standards, we apply a lower independence requirement of a majority of the board but believe the company should otherwise be treated like another public company; we will therefore apply all other standards as outlined above.

Similarly, where an individual or entity holds between 20-50% of a company’s voting power, but the company is not “controlled” and there is not a “majority” owner, we believe it is reasonable to allow proportional representation on the board and committees (excluding the audit committee) based on the individual or entity’s percentage of ownership.

Exceptions for Recent IPOs

We believe companies that have recently completed an initial public offering (“IPO”) should be allowed adequate time to fully comply with marketplace listing requirements as well as to meet basic corporate governance standards. We believe a one-year grace period immediately following the date of a company’s IPO is sufficient time for most companies to comply with all relevant regulatory requirements and to meet such corporate governance standards. Except in egregious cases, Glass Lewis refrains from issuing voting recommendations on the basis of corporate governance best practices (eg. board independence, committee membership and structure, meeting attendance, etc.) during the one-year period following an IPO.

However, two specific cases warrant strong shareholder action against the board of a company that completed an IPO within the past year:

1.

Adoption of a poison pill: in cases where a board implements a poison pill preceding an IPO, we will consider voting against the members of the board who served during the period of the poison pill’s adoption if the board (i) did not also commit to submit the poison pill to a shareholder vote within 12 months of the IPO or (ii) did not provide a sound rationale for adopting the pill and the pill does not expire in three years or less. In our view, adopting such an anti-takeover device unfairly penalizes future shareholders who (except for electing to buy or sell the stock) are unable to weigh in on a matter that could potentially negatively impact their ownership interest. This notion is strengthened when a board adopts a poison pill with a 5-10 year life immediately prior to having a public shareholder base so as to insulate management for a substantial amount of time while postponing and/or avoiding allowing public shareholders the ability to vote on the pill’s adoption. Such instances are indicative of boards that may subvert shareholders’ best interests following their IPO.

2.	Adoption of an exclusive forum provision: consistent with our general approach to boards that adopt exclusive forum provisions without shareholder approval (refer to our discussion of nominating and governance committee performance in Section I of the guidelines), in cases where a board adopts such a provision for inclusion in a company’s charter or bylaws before the company’s IPO, we will recommend voting against the chairman of the governance committee, or, in the absence of such a committee, the chairman of the board, who served during the period of time when the provision was adopted.

Further, shareholders should also be wary of companies in this category that adopt supermajority voting requirements before their IPO. Absent explicit provisions in the articles or bylaws stipulating that certain policies will be phased out over a certain period of time (e.g. a predetermined declassification of the board, a planned separation of the chairman and CEO, etc.) long-term shareholders could find themselves in the predicament of having to attain a supermajority vote to approve future proposals seeking to eliminate such policies.

Mutual Fund Boards

Mutual funds, or investment companies, are structured differently from regular public companies (i.e., operating companies). Typically, members of a fund’s adviser are on the board and management takes on a different role from that of regular public companies. Thus, we focus on a short list of requirements, although many of our guidelines remain the same.

The following mutual fund policies are similar to the policies for regular public companies:

1. Size of the board of directors: The board should be made up of between five and twenty directors.

2. The CFO on the board: Neither the CFO of the fund nor the CFO of the fund’s registered investment adviser should serve on the board.

3. Independence of the audit committee: The audit committee should consist solely of independent directors.

4. Audit committee financial expert: At least one member of the audit committee should be designated as the audit committee financial expert.

The following differences from regular public companies apply at mutual funds:

1. Independence of the board: We believe that three-fourths of an investment company’s board should be made up of independent directors. This is consistent with a proposed SEC rule on investment company boards. The Investment Company Act requires 40% of the board to be independent, but in 2001, the SEC amended the Exemptive Rules to require that a majority of a mutual fund board be independent. In 2005, the SEC proposed increasing the independence threshold to 75%. In 2006, a federal appeals court ordered that this rule amendment be put back out for public comment, putting it back into “proposed rule” status. Since mutual fund boards play a vital role in overseeing the relationship between the fund and its investment manager, there is greater need for independent oversight than there is for an operating company board.

2. When the auditor is not up for ratification: We do not recommend voting against the audit committee if the auditor is not up for ratification because, due to the different legal structure of an investment company compared to an operating company, the auditor for the investment company (i.e., mutual fund) does not conduct the same level of financial review for each investment company as for an operating company.

3. Non-independent chairman: The SEC has proposed that the chairman of the fund board be independent. We agree that the roles of a mutual fund’s chairman and CEO should be separate. Although we believe this would be best at all companies, we recommend voting against the chairman of an investment company’s nominating committee as well as the chairman of the board if the chairman and CEO of a mutual fund are the same person and the fund does not have an independent lead or presiding director. Seven former SEC commissioners support the appointment of an independent chairman and we agree with them that “an independent board chairman would be better able to create conditions favoring the long-term interests of fund shareholders than would a chairman who is an executive of the adviser.” (See the comment letter sent to the SEC in support of the proposed rule at http://sec.gov/rules/proposed/s70304/s70304-179.pdf)

DECLASSIFIED BOARDS

Glass Lewis favors the repeal of staggered boards and the annual election of directors. We believe staggered boards are less accountable to shareholders than boards that are elected annually. Furthermore, we feel the annual election of directors encourages board members to focus on shareholder interests.

Empirical studies have shown: (i) companies with staggered boards reduce a firm’s value; and (ii) in the context of hostile takeovers, staggered boards operate as a takeover defense, which entrenches management, discourages potential acquirers, and delivers a lower return to target shareholders.

In our view, there is no evidence to demonstrate that staggered boards improve shareholder returns in a takeover context. Research shows that shareholders are worse off when a staggered board blocks a transaction. A study by a group of Harvard Law professors concluded that companies whose staggered boards prevented a takeover “reduced shareholder returns for targets . on the order of eight to ten percent in the nine months after a hostile bid was announced.”41 When a staggered board negotiates a friendly transaction, no statistically significant difference in premiums occurs.42 Further, one of those same professors found that charter-based staggered boards “reduce the market value of a firm by 4% to 6% of its market capitalization” and that “staggered boards bring about and not merely reflect this reduction in market value.”43 A subsequent study reaffirmed that classified boards reduce shareholder value, finding “that the ongoing process of dismantling staggered boards, encouraged by institutional investors, could well contribute to increasing shareholder wealth.”44

Shareholders have increasingly come to agree with this view. In 2011 more than 75% of S&P 500 companies had declassified boards, up from approximately 41% a decade ago.45 Clearly, more shareholders have supported the repeal of classified boards. Resolutions relating to the repeal of staggered boards garnered on average over 70% support among shareholders in 2008, whereas in 1987, only 16.4% of votes cast favored board declassification.46

Given the empirical evidence suggesting staggered boards reduce a company’s value and the increasing shareholder opposition to such a structure, Glass Lewis supports the declassification of boards and the annual election of directors.

[41]	Lucian Bebchuk, John Coates IV, Guhan Subramanian, “The Powerful Antitakeover Force of Staggered Boards: Further Findings and a Reply to Symposium Participants,” 55 Stanford Law Review 885-917 (2002), page 1.
[42]	Id. at 2 (“Examining a sample of seventy-three negotiated transactions from 2000 to 2002, we find no systematic benefits in terms of higher premia to boards that have [staggered structures].”).
[43]	Lucian Bebchuk, Alma Cohen, “The Costs of Entrenched Boards” (2004).
[44]	Lucian Bebchuk, Alma Cohen and Charles C.Y. Wang, “Staggered Boards and the Wealth of Shareholders: Evidence from a Natural Experiment,” SSRN: http://ssrn.com/abstract=1706806 (2010), p. 26.
[45]	Spencer Stuart Board Index, 2011, p. 14
[46]	Lucian Bebchuk, John Coates IV and Guhan Subramanian, “The Powerful Antitakeover Force of Staggered Boards: Theory, Evidence, and Policy,” 54 Stanford Law Review 887-951 (2002).

MANDATORY DIRECTOR TERM AND AGE LIMITS

Glass Lewis believes that director age and term limits typically are not in shareholders’ best interests. Too often age and term limits are used by boards as a crutch to remove board members who have served for an extended period of time. When used in that fashion, they are indicative of a board that has a difficult time making “tough decisions.”

Academic literature suggests that there is no evidence of a correlation between either length of tenure or age and director performance. On occasion, term limits can be used as a means to remove a director for boards that are unwilling to police their membership and to enforce turnover. Some shareholders support term limits as a way to force change when boards are unwilling to do so.

While we understand that age limits can be a way to force change where boards are unwilling to make changes on their own, the long-term impact of age limits restricts experienced and potentially valuable board members from service through an arbitrary means. Further, age limits unfairly imply that older (or, in rare cases, younger) directors cannot contribute to company oversight.

In our view, a director’s experience can be a valuable asset to shareholders because of the complex, critical issues that boards face. However, we support periodic director rotation to ensure a fresh perspective in the boardroom and the generation of new ideas and business strategies. We believe the board should implement such rotation instead of relying on arbitrary limits. When necessary, shareholders can address the issue of director rotation through director elections.

We believe that shareholders are better off monitoring the board’s approach to corporate governance and the board’s stewardship of company performance rather than imposing inflexible rules that don’t necessarily correlate with returns or benefits for shareholders.

However, if a board adopts term/age limits, it should follow through and not waive such limits. If the board waives its term/age limits, Glass Lewis will consider recommending shareholders vote against the nominating and/or governance committees, unless the rule was waived with sufficient explanation, such as consummation of a corporate transaction like a merger.

REQUIRING TWO OR MORE NOMINEES PER BOARD SEAT

In an attempt to address lack of access to the ballot, shareholders sometimes propose that the board give shareholders a choice of directors for each open board seat in every election. However, we feel that policies requiring a selection of multiple nominees for each board seat would discourage prospective directors from accepting nominations. A prospective director could not be confident either that he or she is the board’s clear choice or that he or she would be elected. Therefore, Glass Lewis generally will vote against such proposals.

SHAREHOLDER ACCESS

We expect to see a number of shareholder proposals regarding this topic in 2012. For a discussion of recent regulatory events in this area, along with a detailed overview of the Glass Lewis approach to Shareholder Proposals regarding Proxy Access, refer to Section V. Compensation, Environmental, Social and Governance Shareholder Initiatives.

MAJORITY VOTE FOR THE ELECTION OF DIRECTORS

In stark contrast to the failure of shareholder access to gain acceptance, majority voting for the election of directors is fast becoming the de facto standard in corporate board elections. In our view, the majority voting proposals are an effort to make the case for shareholder impact on director elections on a company-specific basis.

While this proposal would not give shareholders the opportunity to nominate directors or lead to elections where shareholders have a choice among director candidates, if implemented, the proposal would allow shareholders to have a voice in determining whether the nominees proposed by the board should actually serve as the overseer-representatives of shareholders in the boardroom. We believe this would be a favorable outcome for shareholders.

During 2011, Glass Lewis tracked over 40 proposals seeking to require a majority vote to elect directors at annual meetings in the U.S., a slight increase over 2010 when we tracked just under 35 proposals, but a sharp contrast to the 147 proposals tracked during 2006. The large drop in the number of proposals being submitted in recent years compared to 2006 is a result of many companies having already adopted some form of majority voting, including approximately 79% of companies in the S&P 500 index, up from 56% in 2008.47 During 2009 these proposals received on average 59% shareholder support (based on for and against votes), up from 54% in 2008.

The plurality vote standard

Today, most US companies still elect directors by a plurality vote standard. Under that standard, if one shareholder holding only one share votes in favor of a nominee (including himself, if the director is a shareholder), that nominee “wins” the election and assumes a seat on the board. The common concern among companies with a plurality voting standard was the possibility that one or more directors would not receive a majority of votes, resulting in “failed elections.” This was of particular concern during the 1980s, an era of frequent takeovers and contests for control of companies.

Advantages of a majority vote standard

If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to be elected. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.

We believe that a majority vote standard will likely lead to more attentive directors. Occasional use of this power will likely prevent the election of directors with a record of ignoring shareholder interests in favor of other interests that conflict with those of investors. Glass Lewis will generally support proposals calling for the election of directors by a majority vote except for use in contested director elections.

In response to the high level of support majority voting has garnered, many companies have voluntarily taken steps to implement majority voting or modified approaches to majority voting. These steps range from a modified approach requiring directors that receive a majority of withheld votes to resign (e.g., Ashland Inc.) to actually requiring a majority vote of outstanding shares to elect directors (e.g., Intel).

We feel that the modified approach does not go far enough because requiring a director to resign is not the same as requiring a majority vote to elect a director and does not allow shareholders a definitive voice in the election process. Further, under the modified approach, the corporate governance committee could reject a resignation and, even if it accepts the resignation, the corporate governance committee decides on the director’s replacement. And since the modified approach is usually adopted as a policy by the board or a board committee, it could be altered by the same board or committee at any time.

II. TRANSPARENCY AND INTEGRITY OF FINANCIAL REPORTING

AUDITOR RATIFICATION

The auditor’s role as gatekeeper is crucial in ensuring the integrity and transparency of the financial information necessary for protecting shareholder value. Shareholders rely on the auditor to ask tough questions and to do a thorough analysis of a company’s books to ensure that the information provided to shareholders is

[47]	Spencer Stuart Board Index, 2011, p. 14

complete, accurate, fair, and that it is a reasonable representation of a company’s financial position. The only way shareholders can make rational investment decisions is if the market is equipped with accurate information about a company’s fiscal health. As stated in the October 6, 2008 Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury:

“The auditor is expected to offer critical and objective judgment on the financial matters under consideration, and actual and perceived absence of conflicts is critical to that expectation. The Committee believes that auditors, investors, public companies, and other market participants must understand the independence requirements and their objectives, and that auditors must adopt a mindset of skepticism when facing situations that may compromise their independence.”

As such, shareholders should demand an objective, competent and diligent auditor who performs at or above professional standards at every company in which the investors hold an interest. Like directors, auditors should be free from conflicts of interest and should avoid situations requiring a choice between the auditor’s interests and the public’s interests. Almost without exception, shareholders should be able to annually review an auditor’s performance and to annually ratify a board’s auditor selection. Moreover, in October 2008, the Advisory Committee on the Auditing Profession went even further, and recommended that “to further enhance audit committee oversight and auditor accountability . disclosure in the company proxy statement regarding shareholder ratification [should] include the name(s) of the senior auditing partner(s) staffed on the engagement.”48

Most recently on August 16, 2011, the PCAOB issued a Concept Release seeking public comment on ways that auditor independence, objectivity and professional skepticism could be enhanced, with a specific emphasis on mandatory audit firm rotation. The PCAOB will convene a public roundtable meeting in March 2012 to further discuss such matters. Glass Lewis believes auditor rotation can ensure both the independence of the auditor and the integrity of the audit; we will typically recommend supporting proposals to require auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years) particularly at companies with a history of accounting problems.

Voting Recommendations on Auditor Ratification

We generally support management’s choice of auditor except when we believe the auditor’s independence or audit integrity has been compromised. Where a board has not allowed shareholders to review and ratify an auditor, we typically recommend voting against the audit committee chairman. When there have been material restatements of annual financial statements or material weakness in internal controls, we usually recommend voting against the entire audit committee.

Reasons why we may not recommend ratification of an auditor include:

1. When audit fees plus audit-related fees total less than the tax fees and/or other non-audit fees.

2. Recent material restatements of annual financial statements, including those resulting in the reporting of material weaknesses in internal controls and including late filings by the company where the auditor bears some responsibility for the restatement or late filing.49

3. When the auditor performs prohibited services such as tax-shelter work, tax services for the CEO or CFO, or contingent-fee work, such as a fee based on a percentage of economic benefit to the company.

4. When audit fees are excessively low, especially when compared with other companies in the same industry.

[48]	“Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury.” p. VIII:20, October 6, 2008.
[49]	An auditor does not audit interim financial statements. Thus, we generally do not believe that an auditor should be opposed due to a restatement of interim financial statements unless the nature of the misstatement is clear from a reading of the incorrect financial statements.

5. When the company has aggressive accounting policies.

6. When the company has poor disclosure or lack of transparency in its financial statements.

7. Where the auditor limited its liability through its contract with the company or the audit contract requires the corporation to use alternative dispute resolution procedures without adequate justification.

8. We also look for other relationships or concerns with the auditor that might suggest a conflict between the auditor’s interests and shareholder interests.

PENSION ACCOUNTING ISSUES

A pension accounting question often raised in proxy proposals is what effect, if any, projected returns on employee pension assets should have on a company’s net income. This issue often arises in the executive-compensation context in a discussion of the extent to which pension accounting should be reflected in business performance for purposes of calculating payments to executives.

Glass Lewis believes that pension credits should not be included in measuring income that is used to award performance-based compensation. Because many of the assumptions used in accounting for retirement plans are subject to the company’s discretion, management would have an obvious conflict of interest if pay were tied to pension income. In our view, projected income from pensions does not truly reflect a company’s performance.

III. THE LINK BETWEEN COMPENSATION AND PERFORMANCE

Glass Lewis carefully reviews the compensation awarded to senior executives, as we believe that this is an important area in which the board’s priorities are revealed. Glass Lewis strongly believes executive compensation should be linked directly with the performance of the business the executive is charged with managing. We believe the most effective compensation arrangements provide for an appropriate mix of performance-based short- and long-term incentives in addition to base salary.

Glass Lewis believes that comprehensive, timely and transparent disclosure of executive pay is critical to allowing shareholders to evaluate the extent to which the pay is keeping pace with company performance. When reviewing proxy materials, Glass Lewis examines whether the company discloses the performance metrics used to determine executive compensation. We recognize performance metrics must necessarily vary depending on the company and industry, among other factors, and may include items such as total shareholder return, earning per share growth, return on equity, return on assets and revenue growth. However, we believe companies should disclose why the specific performance metrics were selected and how the actions they are designed to incentivize will lead to better corporate performance.

Moreover, it is rarely in shareholders’ interests to disclose competitive data about individual salaries below the senior executive level. Such disclosure could create internal personnel discord that would be counterproductive for the company and its shareholders. While we favor full disclosure for senior executives and we view pay disclosure at the aggregate level (e.g., the number of employees being paid over a certain amount or in certain categories) as potentially useful, we do not believe shareholders need or will benefit from detailed reports about individual management employees other than the most senior executives.

ADVISORY VOTE ON EXECUTIVE COMPENSATION (“SAY-ON-PAY”)

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) required most companies50 to hold an advisory vote on executive compensation at the first shareholder meeting that occurs six months after enactment of the bill
(January 21, 2011).

[50]	Small reporting companies (as defined by the SEC as below $75,000,000 in market capitalization) received a two-year reprieve and will only be subject to say-on-pay requirements beginning at meetings held on or after January 21, 2013.

This practice of allowing shareholders a non-binding vote on a company’s compensation report is standard practice in many non-US countries, and has been a requirement for most companies in the United Kingdom since 2003 and in Australia since 2005. Although Say-on-Pay proposals are non-binding, a high level of “against” or “abstain” votes indicate substantial shareholder concern about a company’s compensation policies and procedures.

Given the complexity of most companies’ compensation programs, Glass Lewis applies a highly nuanced approach when analyzing advisory votes on executive compensation. We review each company’s compensation on a case-by-case basis, recognizing that each company must be examined in the context of industry, size, maturity, performance, financial condition, its historic pay for performance practices, and any other relevant internal or external factors.

We believe that each company should design and apply specific compensation policies and practices that are appropriate to the circumstances of the company and, in particular, will attract and retain competent executives and other staff, while motivating them to grow the company’s long-term shareholder value.

Where we find those specific policies and practices serve to reasonably align compensation with performance, and such practices are adequately disclosed, Glass Lewis will recommend supporting the company’s approach. If, however, those specific policies and practices fail to demonstrably link compensation with performance, Glass Lewis will generally recommend voting against the say-on-pay proposal.

Glass Lewis focuses on four main areas when reviewing Say-on-Pay proposals:

•	The overall design and structure of the Company’s executive compensation program including performance metrics;

•	The quality and content of the Company’s disclosure;

•	The quantum paid to executives; and

•	The link between compensation and performance as indicated by the Company’s current and past pay-for-performance grades

We also review any significant changes or modifications, and rationale for such changes, made to the Company’s compensation structure or award amounts, including base salaries.

Say-on-Pay Voting Recommendations

In cases where we find deficiencies in a company’s compensation program’s design, implementation or management, we will recommend that shareholders vote against the Say-on-Pay proposal. Generally such instances include evidence of a pattern of poor pay-for-performance practices (i.e., deficient or failing pay for performance grades), unclear or questionable disclosure regarding the overall compensation structure (e.g., limited information regarding benchmarking processes, limited rationale for bonus performance metrics and targets, etc.), questionable adjustments to certain aspects of the overall compensation structure (e.g., limited rationale for significant changes to performance targets or metrics, the payout of guaranteed bonuses or sizable retention grants, etc.), and/or other egregious compensation practices.

Although not an exhaustive list, the following issues when weighed together may cause Glass Lewis to recommend voting against a say-on-pay vote:

•	Inappropriate peer group and/or benchmarking issues

•	Inadequate or no rationale for changes to peer groups

•	Egregious or excessive bonuses, equity awards or severance payments, including golden handshakes and golden parachutes

•	Guaranteed bonuses

•	Targeting overall levels of compensation at higher than median without adequate justification

•	Bonus or long-term plan targets set at less than mean or negative performance levels

•	Performance targets not sufficiently challenging, and/or providing for high potential payouts

•	Performance targets lowered, without justification

•	Discretionary bonuses paid when short- or long-term incentive plan targets were not met

•	Executive pay high relative to peers not justified by outstanding company performance

•	The terms of the long-term incentive plans are inappropriate (please see “Long-Term Incentives” below)

In the instance that a company has simply failed to provide sufficient disclosure of its policies, we may recommend shareholders vote against this proposal solely on this basis, regardless of the appropriateness of compensation levels.

Additional Scrutiny for Companies with Significant Opposition in 2011

At companies that received a significant shareholder vote (anything greater than 25%) against their say on pay proposal in 2011, we believe the board should demonstrate some level of engagement and responsiveness to the shareholder concerns behind the discontent. While we recognize that sweeping changes cannot be made to a compensation program without due consideration and that a majority of shareholders voted in favor of the proposal, we will look for disclosure in the proxy statement and other publicly-disclosed filings that indicates the compensation committee is responding to the prior year’s vote results including engaging with large shareholders to identify the concerns causing the substantial vote against. In the absence of any evidence that the board is actively engaging shareholders on this issue and responding accordingly, we will recommend holding compensation committee members accountable for a failure to respond in consideration of the level of the vote against and the severity and history of the compensation problems.

Where we identify egregious compensation practices, we may also recommend voting against the compensation committee based on the practices or actions of its members during the year, such as approving large one-off payments, the inappropriate, unjustified use of discretion, or sustained poor pay for performance practices.

Short-Term Incentives

A short-term bonus or incentive (“STI”) should be demonstrably tied to performance. Whenever possible, we believe a mix of corporate and individual performance measures is appropriate. We would normally expect performance measures for STIs to be based on internal financial measures such as net profit after tax, EPS growth and divisional profitability as well as non-financial factors such as those related to safety, environmental issues, and customer satisfaction. However, we accept variations from these metrics if they are tied to the Company’s business drivers.

Further, the target and potential maximum awards that can be achieved under STI awards should be disclosed. Shareholders should expect stretching performance targets for the maximum award to be achieved. Any increase in the potential maximum award should be clearly justified to shareholders.

Glass Lewis recognizes that disclosure of some measures may include commercially confidential information. Therefore, we believe it may be reasonable to exclude such information in some cases as long as the company provides sufficient justification for non-disclosure. However, where a short-term bonus has been paid, companies should disclose the extent to which performance has been achieved against relevant targets, including disclosure of the actual target achieved.

Where management has received significant STIs but short-term performance as measured by such indicators as increase in profit and/or EPS growth over the previous year prima facie appears to be poor or negative, we believe the company should provide a clear explanation why these significant short-term payments were made.

Long-Term Incentives

Glass Lewis recognizes the value of equity-based incentive programs. When used appropriately, they can provide a vehicle for linking an executive’s pay to company performance, thereby aligning their interests with those of shareholders. In addition, equity-based compensation can be an effective way to attract, retain and motivate key employees.

There are certain elements that Glass Lewis believes are common to most well-structured long-term incentive (“LTI”) plans. These include:

•	No re-testing or lowering of performance conditions

•	Performance metrics that cannot be easily manipulated by management

•	Two or more performance metrics

•	At least one relative performance metric that compares the company’s performance to a relevant peer group or index

•	Performance periods of at least three years

•	Stretching metrics that incentivize executives to strive for outstanding performance

•	Individual limits expressed as a percentage of base salary

Performance measures should be carefully selected and should relate to the specific business/industry in which the company operates and, especially, the key value drivers of the company’s business.

Glass Lewis believes that measuring a company’s performance with multiple metrics serves to provide a more complete picture of the company’s performance than a single metric, which may focus too much management attention on a single target and is therefore more susceptible to manipulation. External benchmarks should be disclosed and transparent, such as total shareholder return (“TSR”) against a well-selected sector index, peer group or other performance hurdle. The rationale behind the selection of a specific index or peer group should be disclosed. Internal benchmarks (e.g. earnings per share growth) should also be disclosed and transparent, unless a cogent case for confidentiality is made and fully explained.

We also believe shareholders should evaluate the relative success of a company’s compensation programs, particularly existing equity-based incentive plans, in linking pay and performance in evaluating new LTI plans to determine the impact of additional stock awards. We will therefore review the company’s pay-for-performance grade, see below for more information, and specifically the proportion of total compensation that is stock-based.

Pay for Performance

Glass Lewis believes an integral part of a well-structured compensation package is a successful link between pay and performance. Therefore, Glass Lewis developed a proprietary pay-for-performance model to evaluate the link between pay and performance of the top five executives at US companies. Our model benchmarks these executives’ pay and company performance against four peer groups and across seven performance metrics. Using a forced curve and a school letter-grade system, we grade companies from A-F according to their pay-for-performance linkage. The grades guide our evaluation of compensation committee effectiveness and we generally recommend voting against compensation committee of companies with a pattern of failing our pay-for-performance analysis.

We also use this analysis to inform our voting decisions on say-on-pay proposals. As such, if a company receives a failing grade from our proprietary model, we are likely to recommend shareholders to vote against the say-on-pay proposal. However, there may be exceptions to this rule such as when a company makes significant enhancements to its compensation programs.

Recoupment (“Clawback”) Provisions

Section 954 of the Dodd-Frank Act requires the SEC to create a rule requiring listed companies to adopt policies for recouping certain compensation during a three-year look-back period. The rule applies to incentive-based compensation paid to current or former executives if the company is required to prepare an accounting restatement due to erroneous data resulting from material non-compliance with any financial reporting requirements under the securities laws.

These recoupment provisions are more stringent than under Section 304 of the Sarbanes-Oxley Act in three respects: (i) the provisions extend to current or former executive officers rather than only to the CEO and CFO; (ii) it has a three-year look-back period (rather than a twelve-month look-back period); and (iii) it allows for recovery of compensation based upon a financial restatement due to erroneous data, and therefore does not require misconduct on the part of the executive or other employees.

Frequency of Say-on-Pay

The Dodd-Frank Act also requires companies to allow shareholders a non-binding vote on the frequency of say-on-pay votes, i.e. every one, two or three years. Additionally, Dodd-Frank requires companies to hold such votes on the frequency of say-on-pay votes at least once every six years.

We believe companies should submit say-on-pay votes to shareholders every year. We believe that the time and financial burdens to a company with regard to an annual vote are relatively small and incremental and are outweighed by the benefits to shareholders through more frequent accountability. Implementing biannual or triennial votes on executive compensation limits shareholders’ ability to hold the board accountable for its compensation practices through means other than voting against the compensation committee. Unless a company provides a compelling rationale or unique circumstances for say-on-pay votes less frequent than annually, we will generally recommend that shareholders support annual votes on compensation.

Vote on Golden Parachute Arrangements

The Dodd-Frank Act also requires companies to provide shareholders with a separate non-binding vote on approval of golden parachute compensation arrangements in connection with certain change-in-control transactions. However, if the golden parachute arrangements have previously been subject to a say-on-pay vote which shareholders approved, then this required vote is waived.

Glass Lewis believes the narrative and tabular disclosure of golden parachute arrangements will benefit all shareholders. Glass Lewis will analyze each golden parachute arrangement on a case-by-case basis, taking into account, among other items: the ultimate value of the payments particularly compared to the value of the transaction, the tenure and position of the executives in question, and the type of triggers involved (single vs double).

EQUITY-BASED COMPENSATION PLAN PROPOSALS

We believe that equity compensation awards are useful, when not abused, for retaining employees and providing an incentive for them to act in a way that will improve company performance. Glass Lewis evaluates equity-based compensation plans using a detailed model and analytical review.

Equity-based compensation programs have important differences from cash compensation plans and bonus programs. Accordingly, our model and analysis takes into account factors such as plan administration, the method and terms of exercise, repricing history, express or implied rights to reprice, and the presence of evergreen provisions.

Our analysis is primarily quantitative and focused on the plan’s cost as compared with the business’s operating metrics. We run twenty different analyses, comparing the program with absolute limits we believe are key to equity value creation and with a carefully chosen peer group. In general, our model seeks to determine whether the proposed plan is either absolutely excessive or is more than one standard deviation away from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company’s financial performance. Each of the twenty analyses (and their constituent parts) is weighted and the plan is scored in accordance with that weight.

In our analysis, we compare the program’s expected annual expense with the business’s operating metrics to help determine whether the plan is excessive in light of company performance. We also compare the option plan’s expected annual cost to the enterprise value of the firm rather than to market capitalization because the employees, managers and directors of the firm contribute to the creation of enterprise value but not necessarily market capitalization (the biggest difference is seen where cash represents the vast majority of market capitalization). Finally, we do not rely exclusively on relative comparisons with averages because, in addition to creeping averages serving to inflate compensation, we believe that some absolute limits are warranted.

We evaluate equity plans based on certain overarching principles:

1. Companies should seek more shares only when needed.

2. Requested share amounts should be small enough that companies seek shareholder approval every three to four years (or more frequently).

3. If a plan is relatively expensive, it should not grant options solely to senior executives and board members.

4. Annual net share count and voting power dilution should be limited.

5. Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and should be in line with the peer group.

6. The expected annual cost of the plan should be proportional to the business’s value.

7. The intrinsic value that option grantees received in the past should be reasonable compared with the business’s financial results.

8. Plans should deliver value on a per-employee basis when compared with programs at peer companies.

9. Plans should not permit re-pricing of stock options.

10. Plans should not contain excessively liberal administrative or payment terms.

11. Selected performance metrics should be challenging and appropriate, and should be subject to relative performance measurements.

12. Stock grants should be subject to minimum vesting and/or holding periods sufficient to ensure sustainable performance and promote retention.

Option Exchanges

Glass Lewis views option repricing plans and option exchange programs with great skepticism. Shareholders have substantial risk in owning stock and we believe that the employees, officers, and directors who receive stock options should be similarly situated to align their interests with shareholder interests.

We are concerned that option grantees who believe they will be “rescued” from underwater options will be more inclined to take unjustifiable risks. Moreover, a predictable pattern of repricing or exchanges substantially alters a stock option’s value because options that will practically never expire deeply out of the money are worth far more than options that carry a risk of expiration.

In short, repricings and option exchange programs change the bargain between shareholders and employees after the bargain has been struck.

There is one circumstance in which a repricing or option exchange program is acceptable: if macroeconomic or industry trends, rather than specific company issues, cause a stock’s value to decline dramatically and the repricing is necessary to motivate and retain employees. In this circumstance, we think it fair to conclude that option grantees may be suffering from a risk that was not foreseeable when the original “bargain” was struck. In such a circumstance, we will recommend supporting a repricing only if the following conditions are true:

1. Officers and board members cannot participate in the program;

2. The stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude;

3. The exchange is value-neutral or value-creative to shareholders using very conservative assumptions and with a recognition of the adverse selection problems inherent in voluntary programs; and

4. Management and the board make a cogent case for needing to motivate and retain existing employees, such as being in a competitive employment market.

Option Backdating, Spring-Loading, and Bullet-Dodging

Glass Lewis views option backdating, and the related practices of spring-loading and bullet-dodging, as egregious actions that warrant holding the appropriate management and board members responsible. These practices are similar to re-pricing options and eliminate much of the downside risk inherent in an option grant that is designed to induce recipients to maximize shareholder return.

Backdating an option is the act of changing an option’s grant date from the actual grant date to an earlier date when the market price of the underlying stock was lower, resulting in a lower exercise price for the option. Since 2006, Glass Lewis has identified over 270 companies that have disclosed internal or government investigations into their past stock-option grants.

Spring-loading is granting stock options while in possession of material, positive information that has not been disclosed publicly. Bullet-dodging is delaying the grants of stock options until after the release of material, negative information. This can allow option grants to be made at a lower price either before the release of positive news or following the release of negative news, assuming the stock’s price will move up or down in response to the information. This raises a concern similar to that of insider trading, or the trading on material non-public information.

The exercise price for an option is determined on the day of grant, providing the recipient with the same market risk as an investor who bought shares on that date. However, where options were backdated, the executive or the board (or the compensation committee) changed the grant date retroactively. The new date may be at or near the lowest price for the year or period. This would be like allowing an investor to look back and select the lowest price of the year at which to buy shares.

A 2006 study of option grants made between 1996 and 2005 at 8,000 companies found that option backdating can be an indication of poor internal controls. The study found that option backdating was more likely to occur at companies without a majority independent board and with a long-serving CEO; both factors, the study concluded, were associated with greater CEO influence on the company’s compensation and governance practices.51

Where a company granted backdated options to an executive who is also a director, Glass Lewis will recommend voting against that executive/director, regardless of who decided to make the award. In addition, Glass Lewis will recommend voting against those directors who either approved or allowed the backdating. Glass Lewis feels that executives and directors who either benefited from backdated options or authorized the practice have breached their fiduciary responsibility to shareholders.

[51]	Lucian Bebchuk, Yaniv Grinstein and Urs Peyer. “LUCKY CEOs.” November, 2006.

Given the severe tax and legal liabilities to the company from backdating, Glass Lewis will consider recommending voting against members of the audit committee who served when options were backdated, a restatement occurs, material weaknesses in internal controls exist and disclosures indicate there was a lack of documentation. These committee members failed in their responsibility to ensure the integrity of the company’s financial reports.

When a company has engaged in spring-loading or bullet-dodging, Glass Lewis will consider recommending voting against the compensation committee members where there has been a pattern of granting options at or near historic lows. Glass Lewis will also recommend voting against executives serving on the board who benefited from the spring-loading or bullet-dodging.

162(m) Plans

Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next three most highly compensated executive officers, excluding the CFO, upon shareholder approval of the excess compensation. Glass Lewis recognizes the value of executive incentive programs and the tax benefit of shareholder-approved incentive plans.

We believe the best practice for companies is to provide robust disclosure to shareholders so that they can make fully-informed judgments about the reasonableness of the proposed compensation plan. To allow for meaningful shareholder review, we prefer that disclosure should include specific performance metrics, a maximum award pool, and a maximum award amount per employee. We also believe it is important to analyze the estimated grants to see if they are reasonable and in line with the company’s peers.

We typically recommend voting against a 162(m) plan where: a company fails to provide at least a list of performance targets; a company fails to provide one of either a total pool or an individual maximum; or the proposed plan is excessive when compared with the plans of the company’s peers.

The company’s record of aligning pay with performance (as evaluated using our proprietary pay-for-performance model) also plays a role in our recommendation. Where a company has a record of setting reasonable pay relative to business performance, we generally recommend voting in favor of a plan even if the plan caps seem large relative to peers because we recognize the value in special pay arrangements for continued exceptional performance.

As with all other issues we review, our goal is to provide consistent but contextual advice given the specifics of the company and ongoing performance. Overall, we recognize that it is generally not in shareholders’ best interests to vote against such a plan and forgo the potential tax benefit since shareholder rejection of such plans will not curtail the awards; it will only prevent the tax deduction associated with them.

Director Compensation Plans

Glass Lewis believes that non-employee directors should receive reasonable and appropriate compensation for the time and effort they spend serving on the board and its committees. Director fees should be competitive in order to retain and attract qualified individuals. But excessive fees represent a financial cost to the company and threaten to compromise the objectivity and independence of non-employee directors. Therefore, a balance is required. We will consider recommending supporting compensation plans that include option grants or other equity-based awards that help to align the interests of outside directors with those of shareholders. However, equity grants to directors should not be performance-based to ensure directors are not incentivized in the same manner as executives but rather serve as a check on imprudent risk-taking in executive compensation plan design.

Glass Lewis uses a proprietary model and analyst review to evaluate the costs of equity plans compared to the plans of peer companies with similar market capitalizations. We use the results of this model to guide our voting recommendations on stock-based director compensation plans.

IV. GOVERNANCE STRUCTURE AND THE SHAREHOLDER FRANCHISE

ANTI-TAKEOVER MEASURES

Poison Pills (Shareholder Rights Plans)

Glass Lewis believes that poison pill plans are not generally in shareholders’ best interests. They can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock. Typically we recommend that shareholders vote against these plans to protect their financial interests and ensure that they have an opportunity to consider any offer for their shares, especially those at a premium.

We believe boards should be given wide latitude in directing company activities and in charting the company’s course. However, on an issue such as this, where the link between the shareholders’ financial interests and their right to consider and accept buyout offers is substantial, we believe that shareholders should be allowed to vote on whether they support such a plan’s implementation. This issue is different from other matters that are typically left to board discretion. Its potential impact on and relation to shareholders is direct and substantial. It is also an issue in which management interests may be different from those of shareholders; thus, ensuring that shareholders have a voice is the only way to safeguard their interests.

In certain circumstances, we will support a poison pill that is limited in scope to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable qualifying offer clause. We will consider supporting a poison pill plan if the qualifying offer clause includes each of the following attributes:

1.	The form of offer is not required to be an all-cash transaction;

2.	The offer is not required to remain open for more than 90 business days;

3.	The offeror is permitted to amend the offer, reduce the offer, or otherwise change the terms;

4.	There is no fairness opinion requirement; and

5.	There is a low to no premium requirement.

Where these requirements are met, we typically feel comfortable that shareholders will have the opportunity to voice their opinion on any legitimate offer.

NOL Poison Pills

Similarly, Glass Lewis may consider supporting a limited poison pill in the unique event that a company seeks shareholder approval of a rights plan for the express purpose of preserving Net Operating Losses (NOLs). While companies with NOLs can generally carry these losses forward to offset future taxable income, Section 382 of the Internal Revenue Code limits companies’ ability to use NOLs in the event of a “change of ownership.”52 In this case, a company may adopt or amend a poison pill (“NOL pill”) in order to prevent an inadvertent change of ownership by multiple investors purchasing small chunks of stock at the same time, and thereby preserve the ability to carry the NOLs forward. Often such NOL pills have trigger thresholds much lower than the common 15% or 20% thresholds, with some NOL pill triggers as low as 5%.

Glass Lewis evaluates NOL pills on a strictly case-by-case basis taking into consideration, among other factors, the value of the NOLs to the company, the likelihood of a change of ownership based on the size of the holding and the nature of the larger shareholders, the trigger threshold and whether the term of the plan is limited

[52]	Section 382 of the Internal Revenue Code refers to a “change of ownership” of more than 50 percentage points by one or more 5% shareholders within a three-year period. The statute is intended to deter the “trafficking” of net operating losses.

in duration (i.e., whether it contains a reasonable “sunset” provision) or is subject to periodic board review and/or shareholder ratification. However, we will recommend that shareholders vote against a proposal to adopt or amend a pill to include NOL protective provisions if the company has adopted a more narrowly tailored means of preventing a change in control to preserve its NOLs. For example, a company may limit share transfers in its charter to prevent a change of ownership from occurring.

Furthermore, we believe that shareholders should be offered the opportunity to vote on any adoption or renewal of a NOL pill regardless of any potential tax benefit that it offers a company. As such, we will consider recommending voting against those members of the board who served at the time when an NOL pill was adopted without shareholder approval within the prior twelve months and where the NOL pill is not subject to shareholder ratification.

Fair Price Provisions

Fair price provisions, which are rare, require that certain minimum price and procedural requirements be observed by any party that acquires more than a specified percentage of a corporation’s common stock. The provision is intended to protect minority shareholder value when an acquirer seeks to accomplish a merger or other transaction which would eliminate or change the interests of the minority stockholders. The provision is generally applied against the acquirer unless the takeover is approved by a majority of “continuing directors” and holders of a majority, in some cases a supermajority as high as 80%, of the combined voting power of all stock entitled to vote to alter, amend, or repeal the above provisions.

The effect of a fair price provision is to require approval of any merger or business combination with an “interested stockholder” by 51% of the voting stock of the company, excluding the shares held by the interested stockholder. An interested stockholder is generally considered to be a holder of 10% or more of the company’s outstanding stock, but the trigger can vary.

Generally, provisions are put in place for the ostensible purpose of preventing a back-end merger where the interested stockholder would be able to pay a lower price for the remaining shares of the company than he or she paid to gain control. The effect of a fair price provision on shareholders, however, is to limit their ability to gain a premium for their shares through a partial tender offer or open market acquisition which typically raise the share price, often significantly. A fair price provision discourages such transactions because of the potential costs of seeking shareholder approval and because of the restrictions on purchase price for completing a merger or other transaction at a later time.

Glass Lewis believes that fair price provisions, while sometimes protecting shareholders from abuse in a takeover situation, more often act as an impediment to takeovers, potentially limiting gains to shareholders from a variety of transactions that could significantly increase share price. In some cases, even the independent directors of the board cannot make exceptions when such exceptions may be in the best interests of shareholders. Given the existence of state law protections for minority shareholders such as Section 203 of the Delaware Corporations Code, we believe it is in the best interests of shareholders to remove fair price provisions.

REINCORPORATION

In general, Glass Lewis believes that the board is in the best position to determine the appropriate jurisdiction of incorporation for the company. When examining a management proposal to reincorporate to a different state or country, we review the relevant financial benefits, generally related to improved corporate tax treatment, as well as changes in corporate governance provisions, especially those relating to shareholder rights, resulting from the change in domicile. Where the financial benefits are de minimis and there is a decrease in shareholder rights, we will recommend voting against the transaction.

However, costly, shareholder-initiated reincorporations are typically not the best route to achieve the furtherance of shareholder rights. We believe shareholders are generally better served by proposing specific shareholder resolutions addressing pertinent issues which may be implemented at a lower cost, and perhaps even with board approval. However, when shareholders propose a shift into a jurisdiction with enhanced shareholder rights, Glass Lewis examines the significant ways would the Company benefit from shifting jurisdictions including the following:

1. Is the board sufficiently independent?

2. Does the Company have anti-takeover protections such as a poison pill or classified board in place?

3. Has the board been previously unresponsive to shareholders (such as failing to implement a shareholder proposal that received majority shareholder support)?

4. Do shareholders have the right to call special meetings of shareholders?

5. Are there other material governance issues at the Company?

6. Has the Company’s performance matched or exceeded its peers in the past one and three years?

7. How has the Company ranked in Glass Lewis’ pay-for-performance analysis during the last three years?

8. Does the company have an independent chairman?

We note, however, that we will only support shareholder proposals to change a company’s place of incorporation in exceptional circumstances.

EXCLUSIVE FORUM PROVISIONS

Glass Lewis believes that charter or bylaw provisions limiting a shareholder’s choice of legal venue are not in the best interests of shareholders. Such clauses may effectively discourage the use of shareholder derivative claims by increasing their associated costs and making them more difficult to pursue. As such, shareholders should be wary about approving any limitation on their legal recourse including limiting themselves to a single jurisdiction (e.g. Delaware) without compelling evidence that it will benefit shareholders.

For this reason, we recommend that shareholders vote against any bylaw or charter amendment seeking to adopt an exclusive forum provision. Moreover, in the event a board seeks shareholder approval of a forum selection clause pursuant to a bundled bylaw amendment rather than as a separate proposal, we will weigh the importance of the other bundled provisions when determining the vote recommendation on the proposal. We will nonetheless recommend voting against the chairman of the governance committee for bundling disparate proposals into a single proposal (refer to our discussion of nominating and governance committee performance in Section I of the guidelines).

AUTHORIZED SHARES

Glass Lewis believes that adequate capital stock is important to a company’s operation. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock:

1. Stock Split – We typically consider three metrics when evaluating whether we think a stock split is likely or necessary: The historical stock pre-split price, if any; the current price relative to the company’s most common trading price over the past 52 weeks; and some absolute limits on stock price that, in our view, either always make a stock split appropriate if desired by management or would almost never be a reasonable price at which to split a stock.

2. Shareholder Defenses – Additional authorized shares could be used to bolster takeover defenses such as a poison pill. Proxy filings often discuss the usefulness of additional shares in defending against or discouraging a hostile takeover as a reason for a requested increase. Glass Lewis is typically against such defenses and will oppose actions intended to bolster such defenses.

3. Financing for Acquisitions – We look at whether the company has a history of using stock for acquisitions and attempt to determine what levels of stock have typically been required to accomplish such transactions. Likewise, we look to see whether this is discussed as a reason for additional shares in the proxy.

4. Financing for Operations – We review the company’s cash position and its ability to secure financing through borrowing or other means. We look at the company’s history of capitalization and whether the company has had to use stock in the recent past as a means of raising capital.

Issuing additional shares can dilute existing holders in limited circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where we find that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend against the authorization of additional shares.

While we think that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, we prefer that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of a large pool of unallocated shares available for any purpose.

ADVANCE NOTICE REQUIREMENTS

We typically recommend that shareholders vote against proposals that would require advance notice of shareholder proposals or of director nominees.

These proposals typically attempt to require a certain amount of notice before shareholders are allowed to place proposals on the ballot. Notice requirements typically range between three to six months prior to the annual meeting. Advance notice requirements typically make it impossible for a shareholder who misses the deadline to present a shareholder proposal or a director nominee that might be in the best interests of the company and its shareholders.

We believe shareholders should be able to review and vote on all proposals and director nominees. Shareholders can always vote against proposals that appear with little prior notice. Shareholders, as owners of a business, are capable of identifying issues on which they have sufficient information and ignoring issues on which they have insufficient information. Setting arbitrary notice restrictions limits the opportunity for shareholders to raise issues that may come up after the window closes.

VOTING STRUCTURE

Cumulative Voting

Cumulative voting increases the ability of minority shareholders to elect a director by allowing shareholders to cast as many shares of the stock they own multiplied by the number of directors to be elected. As companies generally have multiple nominees up for election, cumulative voting allows shareholders to cast all of their votes for a single nominee, or a smaller number of nominees than up for election, thereby raising the likelihood of electing one or more of their preferred nominees to the board. It can be important when a board is controlled by insiders or affiliates and where the company’s ownership structure includes one or more shareholders who control a majority-voting block of company stock.

Glass Lewis believes that cumulative voting generally acts as a safeguard for shareholders by ensuring that those who hold a significant minority of shares can elect a candidate of their choosing to the board. This allows the creation of boards that are responsive to the interests of all shareholders rather than just a small group of large holders.

However, academic literature indicates that where a highly independent board is in place and the company has a shareholder-friendly governance structure, shareholders may be better off without cumulative voting. The analysis underlying this literature indicates that shareholder returns at firms with good governance structures are lower and that boards can become factionalized and prone to evaluating the needs of special interests over the general interests of shareholders collectively.

We review cumulative voting proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure. But we typically find these proposals on ballots at companies where independence is lacking and where the appropriate checks and balances favoring shareholders are not in place. In those instances we typically recommend in favor of cumulative voting.

Where a company has adopted a true majority vote standard (i.e., where a director must receive a majority of votes cast to be elected, as opposed to a modified policy indicated by a resignation policy only), Glass Lewis will recommend voting against cumulative voting proposals due to the incompatibility of the two election methods. For companies that have not adopted a true majority voting standard but have adopted some form of majority voting, Glass Lewis will also generally recommend voting against cumulative voting proposals if the company has not adopted antitakeover protections and has been responsive to shareholders.

Where a company has not adopted a majority voting standard and is facing both a shareholder proposal to adopt majority voting and a shareholder proposal to adopt cumulative voting, Glass Lewis will support only the majority voting proposal. When a company has both majority voting and cumulative voting in place, there is a higher likelihood of one or more directors not being elected as a result of not receiving a majority vote. This is because shareholders exercising the right to cumulate their votes could unintentionally cause the failed election of one or more directors for whom shareholders do not cumulate votes.

Supermajority Vote Requirements

Glass Lewis believes that supermajority vote requirements impede shareholder action on ballot items critical to shareholder interests. An example is in the takeover context, where supermajority vote requirements can strongly limit the voice of shareholders in making decisions on such crucial matters as selling the business. This in turn degrades share value and can limit the possibility of buyout premiums to shareholders. Moreover, we believe that a supermajority vote requirement can enable a small group of shareholders to overrule the will of the majority shareholders. We believe that a simple majority is appropriate to approve all matters presented to shareholders.

TRANSACTION OF OTHER BUSINESS

We typically recommend that shareholders not give their proxy to management to vote on any other business items that may properly come before an annual or special meeting. In our opinion, granting unfettered discretion is unwise.

ANTI-GREENMAIL PROPOSALS

Glass Lewis will support proposals to adopt a provision preventing the payment of greenmail, which would serve to prevent companies from buying back company stock at significant premiums from a certain shareholder. Since a large or majority shareholder could attempt to compel a board into purchasing its shares at a large premium, the anti-greenmail provision would generally require that a majority of shareholders other than the majority shareholder approve the buyback.

MUTUAL FUNDS: INVESTMENT POLICIES AND ADVISORY AGREEMENTS

Glass Lewis believes that decisions about a fund’s structure and/or a fund’s relationship with its investment advisor or sub-advisors are generally best left to management and the members of the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. As such, we focus our analyses of such proposals on the following main areas:

•	The terms of any amended advisory or sub-advisory agreement;

•	Any changes in the fee structure paid to the investment advisor; and

•	Any material changes to the fund’s investment objective or strategy.

We generally support amendments to a fund’s investment advisory agreement absent a material change that is not in the best interests of shareholders. A significant increase in the fees paid to an investment advisor would be reason for us to consider recommending voting against a proposed amendment to an investment advisory agreement. However, in certain cases, we are more inclined to support an increase in advisory fees if such increases result from being performance-based rather than asset-based. Furthermore, we generally support sub-advisory agreements between a fund’s advisor and sub-advisor, primarily because the fees received by the sub-advisor are paid by the advisor, and not by the fund.

In matters pertaining to a fund’s investment objective or strategy, we believe shareholders are best served when a fund’s objective or strategy closely resembles the investment discipline shareholders understood and selected when they initially bought into the fund. As such, we generally recommend voting against amendments to a fund’s investment objective or strategy when the proposed changes would leave shareholders with stakes in a fund that is noticeably different than when originally contemplated, and which could therefore potentially negatively impact some investors’ diversification strategies.

V. COMPENSATION, ENVIRONMENTAL, SOCIAL AND GOVERNANCE SHAREHOLDER INITIATIVES

Glass Lewis typically prefers to leave decisions regarding day-to-day management and policy decisions, including those related to social, environmental or political issues, to management and the board, except when there is a clear link between the proposal and value enhancement or risk mitigation. We feel strongly that shareholders should not attempt to micromanage the company, its businesses or its executives through the shareholder initiative process. Rather, we believe shareholders should use their influence to push for governance structures that protect shareholders and promote director accountability. Shareholders should then put in place a board they can trust to make informed decisions that are in the best interests of the business and its owners, and then hold directors accountable for management and policy decisions through board elections. However, we recognize that support of appropriately crafted shareholder initiatives may at times serve to promote or protect shareholder value.

To this end, Glass Lewis evaluates shareholder proposals on a case-by-case basis. We generally recommend supporting shareholder proposals calling for the elimination of, as well as to require shareholder approval of, antitakeover devices such as poison pills and classified boards. We generally recommend supporting proposals likely to increase and/or protect shareholder value and also those that promote the furtherance of shareholder rights. In addition, we also generally recommend supporting proposals that promote director accountability and those that seek to improve compensation practices, especially those promoting a closer link between compensation and performance.

The following is a discussion of Glass Lewis’ approach to certain common shareholder resolutions. We note that the following is not an exhaustive list of all shareholder proposals.

COMPENSATION

Glass Lewis carefully reviews executive compensation since we believe that this is an important area in which the board’s priorities and effectiveness are revealed. Executives should be compensated with appropriate base salaries and incentivized with additional awards in cash and equity only when their performance and that of the company warrants such rewards. Compensation, especially when also in line with the compensation paid by the company’s peers, should lead to positive results for shareholders and ensure the use of appropriate incentives that drives those results over time.

However, as a general rule, Glass Lewis does not believe shareholders should be involved in the approval and negotiation of compensation packages. Such matters should be left to the board’s compensation committee, which can be held accountable for its decisions through the election of directors. Therefore, Glass Lewis closely scrutinizes shareholder proposals relating to compensation to determine if the requested action or disclosure has already accomplished or mandated and whether it allows sufficient, appropriate discretion to the board to design and implement reasonable compensation programs.

Disclosure of Individual Compensation

Glass Lewis believes that disclosure of information regarding compensation is critical to allowing shareholders to evaluate the extent to which a company’s pay is based on performance. However, we recognize that the SEC currently mandates significant executive compensation disclosure. In some cases, providing information beyond that which is required by the SEC, such as the details of individual employment agreements of employees below the senior level, could create internal personnel tension or put the company at a competitive disadvantage, prompting employee poaching by competitors. Further, it is difficult to see how this information would be beneficial to shareholders. Given these concerns, Glass Lewis typically does not believe that shareholders would benefit from additional disclosure of individual compensation packages beyond the significant level that is already required; we therefore typically recommend voting against shareholder proposals seeking such detailed disclosure. We will, however, review each proposal on a case by basis, taking into account the company’s history of aligning executive compensation and the creation of shareholder value.

Linking Pay with Performance

Glass Lewis views performance-based compensation as an effective means of motivating executives to act in the best interests of shareholders. In our view, an executive’s compensation should be specific to the company and its performance, as well as tied to the executive’s achievements within the company.

However, when firms have inadequately linked executive compensation and company performance we will consider recommending supporting reasonable proposals seeking that a percentage of equity awards be tied to performance criteria. We will also consider supporting appropriately crafted proposals requesting that the compensation committee include multiple performance metrics when setting executive compensation, provided that the terms of the shareholder proposal are not overly prescriptive. Though boards often argue that these types of restrictions unduly hinder their ability to attract talent we believe boards can develop an effective, consistent and reliable approach to remuneration utilizing a wide range (and an appropriate mix) of fixed and performance-based compensation.

Retirement Benefits & Severance

As a general rule, Glass Lewis believes that shareholders should not be involved in the approval of individual severance plans. Such matters should be left to the board’s compensation committee, which can be held accountable for its decisions through the election of its director members.

However, when proposals are crafted to only require approval if the benefit exceeds 2.99 times the amount of the executive’s base salary plus bonus, Glass Lewis typically supports such requests. Above this threshold, based on the executive’s average annual compensation for the most recent five years, the company can no longer deduct severance payments as an expense, and thus shareholders are deprived of a valuable benefit without an offsetting incentive to the executive. We believe that shareholders should be consulted before relinquishing such a right, and we believe implementing such policies would still leave companies with sufficient freedom to enter into appropriate severance arrangements.

Following the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), the SEC proposed rules that would require that public companies hold advisory shareholder votes on compensation arrangements and understandings in connection with merger transactions, also known as “golden parachute” transactions. Effective April 4, 2011, the SEC requires that companies seeking shareholder approval of a merger or acquisition transaction must also provide disclosure of certain “golden parachute” compensation arrangements and, in certain circumstances, conduct a separate shareholder advisory vote to approve golden parachute compensation arrangements.

Bonus Recoupments (“Clawbacks”)

We believe it is prudent for boards to adopt detailed and stringent policies whereby, in the event of a restatement of financial results, the board will review all performance related bonuses and awards made to senior executives during the period covered by a restatement and will, to the extent feasible, recoup such bonuses to the extent that performance goals were not achieved. While the Dodd-Frank Act mandates that all companies adopt clawback policies that will require companies to develop a policy to recover compensation paid to current and former executives erroneously paid during the three year prior to a restatement, the SEC has yet to finalize the relevant rules. As a result, we expect to see shareholder proposals regarding clawbacks in the upcoming proxy season.

When examining proposals requesting that companies adopt recoupment policies, Glass Lewis will first review any relevant policies currently in place. When the board has already committed to a proper course, and the current policy covers the major tenets of the proposal, we see no need for further action. Further, in some instances, shareholder proposals may call for board action that contravenes legal obligations under existing employment agreements. In other cases proposals may excessively limit the board’s ability to exercise judgment and reasonable discretion, which may or may not be warranted, depending on the specific situation of the company in question. We believe it is reasonable that a mandatory recoupment policy should only affect senior executives and those directly responsible for the company’s accounting errors.

We note that where a company is entering into a new executive employment contract that does not include a clawback provision and the company has had a material restatement in the recent past, Glass Lewis will recommend voting against the responsible members of the compensation committee. The compensation committee has an obligation to shareholders to include reasonable controls in executive contracts to prevent payments in the case of inappropriate behavior.

Golden Coffins

Glass Lewis does not believe that the payment of substantial, unearned posthumous compensation provides an effective incentive to executives or aligns the interests of executives with those of shareholders. Glass Lewis firmly believes that compensation paid to executives should be clearly linked to the creation of shareholder value. As such, Glass Lewis favors compensation plans centered on the payment of awards contingent upon the satisfaction of sufficiently stretching and appropriate performance metrics. The payment of posthumous unearned and unvested awards should be subject to shareholder approval, if not removed from compensation policies entirely. Shareholders should be skeptical regarding any positive benefit they derive from costly payments made to executives who are no longer in any position to affect company performance.

To that end, we will consider supporting a reasonably crafted shareholder proposal seeking to prohibit, or require shareholder approval of, the making or promising of any survivor benefit payments to senior executives’ estates or beneficiaries. We will not recommend supporting proposals that would, upon passage, violate existing contractual obligations or the terms of compensation plans currently in effect.

Retention of Shares until Retirement

We strongly support the linking of executive pay to the creation of long-term sustainable shareholder value and therefore believe shareholders should encourage executives to retain some level of shares acquired through equity compensation programs to provide continued alignment with shareholders. However, generally we do not believe that requiring senior executives to retain all or an unduly high percentage of shares acquired through equity compensation programs following the termination of their employment is the most effective or desirable way to accomplish this goal. Rather, we believe that restricting executives’ ability to exercise all or a supermajority of otherwise vested equity awards until they leave the company may hinder the ability of the compensation committee to both attract and retain executive talent. In our view, otherwise qualified and willing candidates could be dissuaded from accepting employment if he/she believes that his/her compensation could be dramatically affected by financial results unrelated to their own personal performance or tenure at the company. Alternatively, an overly strict policy could encourage existing employees to quit in order to realize the value locked in their incentive awards. As such, we will not typically recommend supporting proposals requiring the retention of significant amounts of equity compensation following termination of employment at target firms.

Tax Gross-Ups

Tax gross-ups can act as an anti-takeover measure, as larger payouts to executives result in larger gross-ups, which could artificially inflate the ultimate purchase price under a takeover or merger scenario. Additionally, gross-ups can result in opaque compensation packages where shareholders are unlikely to be aware of the total compensation an executive may receive. Further, we believe that in instances where companies have severance agreements in place for executives, payments made pursuant to such arrangements are often large enough to soften the blow of any additional excise taxes. Finally, such payments are not performance based, providing no incentive to recipients and, if large, can be a significant cost to companies.

Given the above, we will typically recommend supporting proposals requesting that a compensation committee adopt a policy that it will not make or promise to make to its senior executives any tax gross-up payments, except those applicable to management employees of the company generally, such as a relocation or expatriate tax equalization policy.

Linking Executive Pay to Environmental and Social Criteria

We recognize that a company’s involvement in environmentally sensitive and labor-intensive industries influences the degree to which a firm’s overall strategy must weigh environmental and social concerns. However, we also understand that the value generated by incentivizing executives to prioritize environmental and social issues is difficult to quantify and therefore measure, and necessarily varies among industries and companies.

When reviewing such proposals seeking to tie executive compensation to environmental or social practices, we will review the target firm’s compliance with (or contravention of) applicable laws and regulations, and examine any history of environmental and social related concerns including those resulting in material investigations, lawsuits, fines and settlements. We will also review the firm’s current compensation policies and practice. However, with respect to executive compensation, Glass Lewis generally believes that such policies should be left to the compensation committee.

GOVERNANCE

Declassification of the Board

Glass Lewis believes that classified boards (or “staggered boards”) do not serve the best interests of shareholders. Empirical studies have shown that: (i) companies with classified boards may show a reduction in firm value; (ii) in the context of hostile takeovers, classified boards operate as a takeover defense, which entrenches management, discourages potential acquirers and delivers less return to shareholders; and (iii) companies with classified boards are less likely to receive takeover bids than those with single class boards. Annual election of directors provides increased accountability and requires directors to focus on the interests of shareholders. When companies have classified boards shareholders are deprived of the right to voice annual opinions on the quality of oversight exercised by their representatives.

Given the above, Glass Lewis believes that classified boards are not in the best interests of shareholders and will continue to recommend shareholders support proposals seeking their repeal.

Right of Shareholders to Call a Special Meeting

Glass Lewis strongly believes that shareholders should have the ability to call meetings of shareholders between annual meetings to consider matters that require prompt attention. However, in order to prevent abuse and waste of corporate resources by a small minority of shareholders, we believe that shareholders representing at least a sizable minority of shares must support such a meeting prior to its calling. Should the threshold be set too low, companies might frequently be subjected to meetings whose effect could be the disruption of normal business operations in order to focus on the interests of only a small minority of owners. Typically we believe this threshold should not fall below 10-15% of shares, depending on company size.

In our case-by-case evaluations, we consider the following:

•	Company size

•	Shareholder base in both percentage of ownership and type of shareholder (e.g., hedge fund, activist investor, mutual fund, pension fund, etc.)

•	Responsiveness of board and management to shareholders evidenced by progressive shareholder rights policies (e.g., majority voting, declassifying boards, etc.) and reaction to shareholder proposals

•	Company performance and steps taken to improve bad performance (e.g., new executives/directors, spin-offs, etc.)

•	Existence of anti-takeover protections or other entrenchment devices

•	Opportunities for shareholder action (e.g., ability to act by written consent)

•	Existing ability for shareholders to call a special meeting

Right of Shareholders to Act by Written Consent

Glass Lewis strongly supports shareholders’ right to act by written consent. The right to act by written consent enables shareholders to take action on important issues that arise between annual meetings. However, we believe such rights should be limited to at least the minimum number of votes that would be necessary to authorize the action at a meeting at which all shareholders entitled to vote were present and voting.

In addition to evaluating the threshold for which written consent may be used (e.g. majority of votes cast or outstanding), we will consider the following when evaluating such shareholder proposals:

•	Company size

•	Shareholder base in both percentage of ownership and type of shareholder (e.g., hedge fund, activist investor, mutual fund, pension fund, etc.)

•	Responsiveness of board and management to shareholders evidenced by progressive shareholder rights policies (e.g., majority voting, declassifying boards, etc.) and reaction to shareholder proposals

•	Company performance and steps taken to improve bad performance (e.g., new executives/directors, spin offs, etc.)

•	Existence of anti-takeover protections or other entrenchment devices

•	Opportunities for shareholder action (e.g., ability and threshold to call a special meeting)

•	Existing ability for shareholders to act by written consent

Board Composition

Glass Lewis believes the selection and screening process for identifying suitably qualified candidates for a company’s board of directors is one which requires the judgment of many factors, including the balance of skills and talents, the breadth of experience and diversity of candidates and existing board members. Diversity of skills, abilities and points of view can foster the development of a more creative, effective and dynamic board. In general, however, we do not believe that it is in the best interests of shareholders for firms to be beholden to arbitrary rules regarding its board, or committee, composition. We believe such matters should be left to a board’s nominating committee, which is generally responsible for establishing and implementing policies regarding the composition of the board. Members of this committee may be held accountable through the director election process. However, we will consider supporting reasonable, well-crafted proposals to increase board diversity where there is evidence a board’s lack of diversity lead to a decline in shareholder value.

Reimbursement of Solicitation Expenses

Where a dissident shareholder is seeking reimbursement for expenses incurred in waging a contest or submitting a shareholder proposal and has received the support of a majority of shareholders, Glass Lewis generally will recommend in favor of reimbursing the dissident for reasonable expenses. In those rare cases where a shareholder has put his or her own time and money into organizing a successful campaign to unseat a poorly performing director (or directors) or sought support for a shareholder proposal, we feel that the shareholder should be entitled to reimbursement of expenses by other shareholders, via the company. We believe that, in such cases, shareholders express their agreement by virtue of their majority vote for the dissident (or the shareholder proposal) and will share in the expected improvement in company performance.

Majority Vote for the Election of Directors

If a majority vote standard were implemented, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.

We believe that a majority vote standard will likely lead to more attentive directors. Further, occasional use of this power will likely prevent the election of directors with a record of ignoring shareholder interests. Glass Lewis will generally support shareholder proposals calling for the election of directors by a majority vote, except for use in contested director elections.

Cumulative Vote for the Election of Directors

Glass Lewis believes that cumulative voting generally acts as a safeguard for shareholders by ensuring that those who hold a significant minority of shares can elect a candidate of their choosing to the board. This allows the creation of boards that are responsive to the interests of all shareholders rather than just a small group of large holders. However, when a company has both majority voting and cumulative voting in place, there is a higher likelihood of one or more directors not being elected as a result of not receiving a majority vote. This is because shareholders exercising the right to cumulate their votes could unintentionally cause the failed election of one or more directors for whom shareholders do not cumulate votes.

Given the above, where a company (i) has adopted a true majority vote standard; (ii) has simultaneously proposed a management-initiated true majority vote standard; or (iii) is simultaneously the target of a true majority vote standard shareholder proposal, Glass Lewis will recommend voting against cumulative voting proposals due to the potential incompatibility of the two election methods.

For companies that have not adopted a true majority voting standard but have adopted some form of majority voting, Glass Lewis will also generally recommend voting against cumulative voting proposals if the company has not adopted antitakeover protections and has been responsive to shareholders.

Supermajority Vote Requirements

We believe that a simple majority is appropriate to approve all matters presented to shareholders, and will recommend that shareholders vote accordingly. Glass Lewis believes that supermajority vote requirements impede shareholder action on ballot items critical to shareholder interests. In a takeover context supermajority vote requirements can strongly limit the voice of shareholders in making decisions on crucial matters such as selling the business. These limitations in turn may degrade share value and can reduce the possibility of buyout premiums for shareholders. Moreover, we believe that a supermajority vote requirement can enable a small group of shareholders to overrule the will of the majority of shareholders.

Independent Chairman

Glass Lewis views an independent chairman as better able to oversee the executives and set a pro-shareholder agenda in the absence of the conflicts that a CEO, executive insider, or close company affiliate may face. Separating the roles of CEO and chairman may lead to a more proactive and effective board of directors. The presence of an independent chairman fosters the creation of a thoughtful and dynamic board, not dominated by the views of senior management. We believe that the separation of these two key roles eliminates the conflict of interest that inevitably occurs when a CEO, or other executive, is responsible for self-oversight. As such, we will typically support reasonably crafted shareholder proposals seeking the installation of an independent chairman at a target company. However, we will not support proposals that include overly prescriptive definitions of “independent.”

Proxy Access

Shareholders have consistently sought mechanisms through which they could secure a meaningful voice in director elections in recent years. While many of these efforts have centered on regulatory changes at the SEC, the United States Congress and the Obama Administration have placed “Proxy Access” in the spotlight of the U.S. Government’s most recent corporate governance-related financial reforms. Regulations allowing or mandating the reimbursement of solicitation expenses for successful board candidates exist and further regulation is pending. A 2009 amendment to the Delaware Corporate Code allows companies to adopt bylaw provisions providing shareholders proxy access.

Further, in July 2010, President Obama signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act, (the “Dodd-Frank Act”). This Act provides the SEC with the authority to adopt rules permitting shareholders to use issuer proxy solicitation materials to nominate director candidates. The SEC received over 500 comments regarding proposed proxy access, some of which questioned the agency’s authority to adopt such a rule. Nonetheless, in August 2010, the SEC adopted final Rule 14a-11, which under certain circumstances, gives shareholders (and shareholder groups) who have collectively held at least 3% of the voting power of a company’s securities continuously for at least three years, the right to nominate up to 25% of a board’s directors and have such nominees included on a company’s ballot and described in its proxy statement. While final Rule 14a-11 was originally scheduled to take effect on November 15, 2010, on October 4, 2010, the SEC announced that it would delay the rule’s implementation following the filing of a lawsuit by the U.S. Chamber Of Commerce and the Business Roundtable. In July 2011, the United States Court of Appeals for the District of Columbia ruled against the SEC based on what it perceived to be the SEC’s failure to fully consider the costs and the benefits of the proxy access rules. On September 6, 2011, the SEC announced that it would not be seeking rehearing of the decision. However, while rule 14a-11 was vacated, the U.S. Court of Appeals issued a stay on the “private ordering” amendments to Rule 14a-8, meaning that companies are no longer able to exclude shareholder proposals requesting that they adopt procedures to allow for shareholder nominees to be included in proxy statements (“Statement by SEC Chairman Mary L. Schapiro on Proxy Access Ligation.” SEC Press Release. September 6, 2011).

Glass Lewis will consider supporting well-crafted and reasonable proposals requesting proxy access, as we believe that in some cases, adoption of this provision allows for improved shareholder rights and ensures that shareholders who maintain a long-term interest in the target company have an ability to nominate candidates for the board. Glass Lewis reviews proposals requesting proxy access on a case-by-case basis, and will consider the following in our analysis:

•	Company size;

•	The shareholder proponent and their reasoning for putting forth the proposal at the target company;

•	The percentage ownership requested and holding period requirement;

•	Shareholder base in both percentage of ownership and type of shareholder (e.g., hedge fund, activist investor, mutual fund, pension fund, etc.);

•	Responsiveness of board and management to shareholders evidenced by progressive shareholder rights policies (e.g., majority voting, declassifying boards, etc.) and reaction to shareholder proposals;

•	Company performance and steps taken to improve bad performance (e.g., new executives/directors, spin-offs, etc.);

•	Existence of anti-takeover protections or other entrenchment devices; and

•	Opportunities for shareholder action (e.g., ability to act by written consent or right to call a special meeting).

ENVIRONMENT

There are significant financial, legal and reputational risks to companies resulting from poor environmental practices or negligent oversight thereof. We believe part of the board’s role is to ensure that management conducts a complete risk analysis of company operations, including those that have environmental implications. Directors should monitor management’s performance in mitigating environmental risks attendant with operations in order to eliminate or minimize the risks to the company and shareholders.

When management and the board have displayed disregard for environmental risks, have engaged in egregious or illegal conduct, or have failed to adequately respond to current or imminent environmental risks that threaten shareholder value, we believe shareholders should hold directors accountable. When a substantial environmental risk has been ignored or inadequately addressed, we may recommend voting against responsible members of the governance committee, or members of a committee specifically charged with sustainability oversight.

With respect to environmental risk, Glass Lewis believes companies should actively consider their exposure to:

Direct environmental risk: Companies should evaluate financial exposure to direct environmental risks associated with their operations. Examples of direct environmental risks are those associated with spills, contamination, hazardous leakages, explosions, or reduced water or air quality, among others. Further, firms should consider their exposure to environmental risks emanating from systemic change over which they may have only limited control, such as insurance companies affected by increased storm severity and frequency resulting from climate change.

Risk due to legislation/regulation: Companies should evaluate their exposure to shifts or potential shifts in environmental regulation that affect current and planned operations. Regulation should be carefully monitored in all jurisdictions within which the company operates. We look closely at relevant and proposed legislation and evaluate whether the company has responded appropriately.

Legal and reputational risk: Failure to take action on important issues may carry the risk of damaging negative publicity and potentially costly litigation. While the effect of high-profile campaigns on shareholder value may not be directly measurable, in general we believe it is prudent for firms to evaluate social and environmental risk as a necessary part in assessing overall portfolio risk.

If there is a clear showing that a company has inadequately addressed these risks, Glass Lewis may consider supporting appropriately crafted shareholder proposals requesting increased disclosure, board attention or, in limited circumstances, specific actions. In general, however, we believe that boards and management are in the best position to address these important issues, and will only rarely recommend that shareholders supplant their judgment regarding operations.

Climate Change and Green House Gas Emission Disclosure

Glass Lewis will consider recommending a vote in favor of a reasonably crafted proposal to disclose a company’s climate change and/or greenhouse gas emission strategies when (i) a company has suffered financial impact from reputational damage, lawsuits and/or government investigations, (ii) there is a strong link between climate change and its resultant regulation and shareholder value at the firm, and/or (iii) the company has inadequately disclosed how it has addressed climate change risks. Further, we will typically recommend supporting proposals seeking disclosure of greenhouse gas emissions at companies operating in carbon- or energy- intensive industries, such basic materials, integrated oil and gas, iron and steel, transportation, utilities, and construction. We are not inclined, however, to support proposals seeking emissions reductions, or proposals seeking the implementation of prescriptive policies relating to climate change.

Sustainability and other Environmentally-Related Reports

When evaluating requests that a firm produce an environmentally-related report, such as a sustainability report or a report on coal combustion waste or hydraulic fracturing, we will consider, among other things:

•	The financial risk to the company from the firm’s environmental practices and/or regulation;

•	The relevant company’s current level of disclosure;

•	The level of sustainability information disclosed by the firm’s peers;

•	The industry in which the firm operates;

•	The level and type of sustainability concerns/controversies at the relevant firm, if any;

•	The time frame within which the relevant report is to be produced; and

•	The level of flexibility granted to the board in the implementation of the proposal.

In general, we believe that firms operating in extractive industries should produce reports regarding the risks presented by their environmental activities, and will consider recommending a vote for reasonably crafted proposals requesting that such a report be produced; however, as with all shareholder proposals, we will evaluate these report requests on a case by case basis.

Oil Sands

The procedure required to extract usable crude from oil sands emits significantly more greenhouse gases than do conventional extraction methods. In addition, development of the oil sands has a deleterious effect on the local environment, such as Canada’s boreal forests which sequester significant levels of carbon. We believe firms should strongly consider and evaluate exposure to financial, legal and reputational risks associated with investment in oil sands.

We believe firms should adequately disclose their involvement in the oil sands, including a discussion of exposure to sensitive political and environmental areas. Firms should broadly outline the scope of oil sands operations, describe the commercial methods for producing oil, and discuss the management of greenhouse gas emissions. However, we believe that detailed disclosure of investment assumptions could unintentionally reveal sensitive information regarding operations and business strategy, which would not serve shareholders’ interest. We will review all proposals seeking increased disclosure of oil sands operations in the above context, but will typically not support proposals seeking cessation or curtailment of operations.

Sustainable Forestry

Sustainable forestry provides for the long-term sustainable management and use of trees and other non-timber forest products. Retaining the economic viability of forests is one of the tenets of sustainable forestry, along with encouraging more responsible corporate use of forests. Sustainable land use and the effective management of land are viewed by some shareholders as important in light of the impact of climate change. Forestry certification has emerged as a way that corporations can address prudent forest management. There are currently several primary certification schemes such as the Sustainable Forestry Initiative (“SFI”) and the Forest Stewardship Council (“FSC”).

There are nine main principles that comprise the SFI: (i) sustainable forestry; (ii) responsible practices; (iii) reforestation and productive capacity; (iv) forest health and productivity; (v) long-term forest and soil productivity; (vi) protection of water resources; (vii) protection of special sites and biodiversity; (viii) legal compliance; and (ix) continual improvement.

The FSC adheres to ten basic principles: (i) compliance with laws and FSC principles; (ii) tenure and use rights and responsibilities; (iii) indigenous peoples’ rights; (iv) community relations and workers’ rights; (v) benefits from the forest; (vi) environmental impact; (vii) management plan; (viii) monitoring and assessment; (ix) maintenance of high conservation value forests; and (x) plantations.

Shareholder proposals regarding sustainable forestry have typically requested that the firm comply with the above SFI or FSC principles as well as to assess the feasibility of phasing out the use of uncertified fiber and increasing the use of certified fiber. We will evaluate target firms’ current mix of certified and uncertified paper and the firms’ general approach to sustainable forestry practices, both absolutely and relative to its peers but will only support proposals of this nature when we believe that the proponent has clearly demonstrated that the implementation of this proposal is clearly linked to an increase in shareholder value.

SOCIAL ISSUES

Non-Discrimination Policies

Companies with records of poor labor relations may face lawsuits, efficiency-draining turnover, poor employee performance, and/or distracting, costly investigations. Moreover, as an increasing number of companies adopt inclusive EEO policies, companies without comprehensive policies may face damaging recruitment, reputational and legal risks. We believe that a pattern of making financial settlements as a result of lawsuits based on discrimination could indicate investor exposure to ongoing financial risk. Where there is clear evidence of employment practices resulting in negative economic exposure, Glass Lewis may support shareholder proposals addressing such risks.

MacBride Principles

To promote peace, justice and equality regarding employment in Northern Ireland, Dr. Sean MacBride, founder of Amnesty International and Nobel Peace laureate, proposed the following equal opportunity employment principles:

1. Increasing the representation of individuals from underrepresented religious groups in the workforce including managerial, supervisory, administrative, clerical and technical jobs;

2. Adequate security for the protection of minority employees both at the workplace and while traveling to and from work;

3. The banning of provocative religious or political emblems from the workplace;

4. All job openings should be publicly advertised and special recruitment efforts should be made to attract applicants from underrepresented religious groups;

5. Layoff, recall, and termination procedures should not, in practice, favor particular religious groupings;

6. The abolition of job reservations, apprenticeship restrictions, and differential employment criteria, which discriminate on the basis of religion or ethnic origin;

7. The development of training programs that will prepare substantial numbers of current minority employees for skilled jobs, including the expansion of existing programs and the creation of new programs to train, upgrade, and improve the skills of minority employees;

8. The establishment of procedures to assess, identify and actively recruit minority employees with potential for further advancement; and

9. The appointment of senior management staff member to oversee the company’s affirmative action efforts and setting up of timetables to carry out affirmative action principles.

Proposals requesting the implementation of the above principles are typically proposed at firms that operate, or maintain subsidiaries that operate, in Northern Ireland. In each case, we will examine the company’s current equal employment opportunity policy and the extent to which the company has been subject to protests, fines, or litigation regarding discrimination in the workplace, if any. Further, we will examine any evidence of the firm’s specific record of labor concerns in Northern Ireland.

Human Rights

Glass Lewis believes explicit policies set out by companies’ boards of directors on human rights provides shareholders with the means to evaluate whether the company has taken steps to mitigate risks from its human rights practices. As such, we believe that it is prudent for firms to actively evaluate risks to shareholder value stemming from global activities and human rights practices along entire supply chains. Findings and investigations of human rights abuses can inflict, at a minimum, reputational damage on targeted companies and have the potential to dramatically reduce shareholder value. This is particularly true for companies operating in emerging market countries in extractive industries and in politically unstable regions. As such, while we typically rely on the expertise of the board on these important policy issues, we recognize that, in some instances, shareholders could benefit from increased reporting or further codification of human rights policies.

Military and US Government Business Policies

Glass Lewis believes that disclosure to shareholders of information on key company endeavors is important. However, we generally do not support resolutions that call for shareholder approval of policy statements for or against government programs, most of which are subject to thorough review by the federal government and elected officials at the national level. We also do not support proposals favoring disclosure of information where similar disclosure is already mandated by law, unless circumstances exist that warrant the additional disclosure.

Foreign Government Business Policies

Where a corporation operates in a foreign country, Glass Lewis believes that the company and board should maintain sufficient controls to prevent illegal or egregious conduct with the potential to decrease shareholder value, examples of which include bribery, money laundering, severe environmental violations or proven human rights violations. We believe that shareholders should hold board members, and in particular members of the audit committee and CEO, accountable for these issues when they face reelection, as these concerns may subject the company to financial risk. In some instances, we will support appropriately crafted shareholder proposals specifically addressing concerns with the target firm’s actions outside its home jurisdiction.

Health Care Reform Principles

Health care reform in the United States has long been a contentious political issue and Glass Lewis therefore believes firms must evaluate and mitigate the level of risk to which they may be exposed regarding potential changes in health care legislation. Over the last several years, Glass Lewis has reviewed multiple shareholder proposals requesting that boards adopt principles for comprehensive health reform, such as the following based upon principles reported by the Institute of Medicine:

•	Health care coverage should be universal;

•	Health care coverage should be continuous;

•	Health care coverage should be affordable to individuals and families;

•	The health insurance strategy should be affordable and sustainable for society; and

•	Health insurance should enhance health and well-being by promoting access to high-quality care that is effective, efficient, safe, timely, patient-centered and equitable.

In general, Glass Lewis believes that individual corporate board rooms are not the appropriate forum in which to address evolving and contentious national policy issues. The adoption of a narrow set of principles could limit the board’s ability to comply with new regulation or to appropriately and flexibly respond to health care issues as they arise. As such, barring a compelling reason to the contrary, we typically do not support the implementation of national health care reform principles at the company level.

Tobacco

Glass Lewis recognizes the contentious nature of the production, procurement, marketing and selling of tobacco products. We also recognize that tobacco companies are particularly susceptible to reputational and regulatory risk due to the nature of its operations. As such, we will consider supporting uniquely tailored and appropriately crafted shareholder proposals requesting increased information or the implementation of suitably broad policies at target firms on a case-by-case basis. However, we typically do not support proposals requesting that firms shift away from, or significantly alter, the legal production or marketing of core products.

Reporting Contributions and Political Spending

While corporate contributions to national political parties and committees controlled by federal officeholders are prohibited under federal law, corporations can legally donate to state and local candidates, organizations registered under 26 USC Sec. 527 of the Internal Revenue Code and state-level political committees. There is, however, no standardized manner in which companies must disclose this information. As such, shareholders often must search through numerous campaign finance reports and detailed tax documents to ascertain even limited information. Corporations also frequently use trade associations, which are not required to report funds they receive for or spend on political activity, as a means for corporate political action.

Further, in 2010 the Citizens United v. Federal Election Commission decision by the Supreme Court affirmed that corporations are entitled to the same free speech laws as individuals and that it is legal for a corporation to donate to political causes without monetary limit. While the decision did not remove bans on direct contributions to candidates, companies are now able to contribute indirectly, and substantially, to candidates through political organizations. Therefore, it appears companies will enjoy greater latitude in their political actions by this recent decision.

When evaluating whether a requested report would benefit shareholders, Glass Lewis seeks answers to the following three key questions:

•	Is the Company’s disclosure comprehensive and readily accessible?

•	How does the Company’s political expenditure policy and disclosure compare to its peers?

•	What is the Company’s current level of oversight?

Glass Lewis will consider supporting a proposal seeking increased disclosure of corporate political expenditure and contributions if the firm’s current disclosure is insufficient, or if the firm’s disclosure is significantly lacking compared to its peers. Further, we will typically recommend voting for proposals requesting reports on lobbying or political contributions and expenditures when there is no explicit board oversight or there is evidence of inadequate board oversight. Given that political donations are strategic decisions intended to increase shareholder value and have the potential to negatively affect the company, we believe the board should either implement processes and procedures to ensure the proper use of the funds or closely evaluate the process and procedures used by management. We will also consider supporting such proposals when there is verification, or credible allegations, that the company is mismanaging corporate funds through political donations. If Glass Lewis discovers particularly egregious actions by the company, we will consider recommending voting against the governance committee members or other responsible directors.

Animal Welfare

Glass Lewis believes that it is prudent for management to assess potential exposure to regulatory, legal and reputational risks associated with all business practices, including those related to animal welfare. A high-profile campaign launched against a company could result in shareholder action, a reduced customer base, protests and potentially costly litigation. However, in general, we believe that the board and management are in the best position to determine policies relating to the care and use of animals. As such, we will typically vote against proposals seeking to eliminate or limit board discretion regarding animal welfare unless there is a clear and documented link between the board’s policies and the degradation of shareholder value.

Internet Censorship

Legal and ethical questions regarding the use and management of the Internet and the worldwide web have been present since access was first made available to the public almost twenty years ago. Prominent among these debates are the issues of privacy, censorship, freedom of expression and freedom of access. Glass Lewis believes that it is prudent for management to assess its potential exposure to risks relating to the internet management and censorship policies. As has been seen at other firms, perceived violation of user privacy or censorship of Internet access can lead to high-profile campaigns that could potentially result in decreased customer bases or potentially costly litigation. In general, however, we believe that management and boards are best equipped to deal with the evolving nature of this issue in various jurisdictions of operation.

INTERNATIONAL

PROXY PAPER POLICY GUIDELINES

AN OVERVIEW OF THE GLASS LEWIS APPROACH TO

INTERNATIONAL PROXY ADVICE FOR 2012

Please note: Glass Lewis creates separate proxy voting policies designed specifically for each individual country. The following is a distillation of the various country-specific policies.

I. ELECTION OF DIRECTORS

Board of Directors

Boards are put in place to represent shareholders and protect their interests. Glass Lewis seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. In our view, boards working to protect and enhance the best interests of shareholders typically include some independent directors (the percentage will vary by local market practice and regulations), boast a record of positive performance, have directors with diverse backgrounds, and appoint directors with a breadth and depth of experience.

Board Composition

When companies disclose sufficient relevant information, we look at each individual on the board and examine his or her relationships with the company, the company’s executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships are likely to impact the decisions of that board member. Where the company does not disclose the names and backgrounds of director nominees with sufficient time in advance of the shareholder meeting to evaluate their independence and performance, we will consider recommending abstaining on the directors’ election.

We vote in favor of governance structures that will drive positive performance and enhance shareholder value. The most crucial test of a board’s commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.

We believe a director is independent if he or she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the three-five years prior to the inquiry are usually considered to be “current” for purposes of this test.

In our view, a director is affiliated if he or she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 10-20% or more of the company’s voting stock.

We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.

Although we typically vote for the election of directors, we will recommend voting against directors for the following reasons:

•	A director who attends less than 75% of the board and applicable committee meetings.

•	A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.

We also feel that the following conflicts of interest may hinder a director’s performance and will therefore recommend voting against a:

•	CFO who presently sits on the board.

•	Director who presently sits on an excessive number of boards.

•	Director, or a director whose immediate family member, provides material professional services to the company at any time during the past five years.

•	Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.

•	Director with an interlocking directorship.

Slate Elections

In some countries, companies elect their board members as a slate, whereby shareholders are unable to vote on the election of each individual director, but rather are limited to voting for or against the board as a whole. If significant issues exist concerning one or more of the nominees or in markets where directors are generally elected individually, we will recommend voting against the entire slate of directors.

Board Committee Composition

We believe that independent directors should serve on a company’s audit, compensation, nominating and governance committees. We will support boards with such a structure and encourage change where this is not the case.

Review of Risk Management Controls

We believe companies, particularly financial firms, should have a dedicated risk committee, or a committee of the board charged with risk oversight, as well as a chief risk officer who reports directly to that committee, not to the CEO or another executive. In cases where a company has disclosed a sizable loss or writedown, and where a reasonable analysis indicates that the company’s board-level risk committee should be held accountable for poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise), we will consider recommending to vote against the chairman of the board on that basis.

Classified Boards

Glass Lewis favors the repeal of staggered boards in favor of the annual election of directors. We believe that staggered boards are less accountable to shareholders than annually elected boards. Furthermore, we feel that the annual election of directors encourages board members to focus on protecting the interests of shareholders.

II. FINANCIAL REPORTING

Accounts and Reports

Many countries require companies to submit the annual financial statements, director reports and independent auditors’ reports to shareholders at a general meeting. Shareholder approval of such a proposal does not discharge the board or management. We will usually recommend voting in favor of these proposals except when there are concerns about the integrity of the statements/reports. However, should the audited financial statements, auditor’s report and/or annual report not be published at the writing of our report, we will recommend that shareholders abstain from voting on this proposal.

Income Allocation (Distribution of Dividend)

In many countries, companies must submit the allocation of income for shareholder approval. We will generally recommend voting for such a proposal. However, we will give particular scrutiny to cases where the company’s dividend payout ratio is exceptionally low or excessively high relative to its peers and the company has not provided a satisfactory explanation.

Appointment of Auditors and Authority to Set Fees

We believe that role of the auditor is crucial in protecting shareholder value. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders.

We generally support management’s recommendation regarding the selection of an auditor and support granting the board the authority to fix auditor fees except in cases where we believe the independence of an incumbent auditor or the integrity of the audit has been compromised.

However, we recommend voting against ratification of the auditor and/or authorizing the board to set auditor fees for the following reasons:

•	When audit fees added to audit-related fees total less than one-half of total fees.

•

When there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g., a restatement due to a reporting error).

•	When the company has aggressive accounting policies.

•	When the company has poor disclosure or lack of transparency in financial statements.

•	When there are other relationships or issues of concern with the auditor that might suggest a conflict between the interest of the auditor and the interests of shareholders.

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When the company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

III. COMPENSATION

Compensation Report/Compensation Policy

We closely review companies’ remuneration practices and disclosure as outlined in company filings to evaluate management-submitted advisory compensation report and policy vote proposals. In evaluating these proposals, which can be binding or non-binding depending on the country, we examine how well the company has disclosed information pertinent to its compensation programs, the extent to which overall compensation is tied to performance, the performance metrics selected by the company and the levels of remuneration in comparison to company performance and that of its peers.

We will usually recommend voting against approval of the compensation report or policy when the following occur:

•	Gross disconnect between pay and performance;

•	Performance goals and metrics are inappropriate or insufficiently challenging;

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Lack of disclosure regarding performance metrics and goals as well as the extent to which the performance metrics, targets and goals are implemented to enhance company performance and encourage prudent risk-taking;

•	Excessive discretion afforded to or exercised by management or the compensation committee to deviate from defined performance metrics and goals in making awards;

•	Ex gratia or other non-contractual payments have been made and the reasons for making the payments have not been fully explained or the explanation is unconvincing;

•	Guaranteed bonuses are established;

•	There is no clawback policy; or

•	Egregious or excessive bonuses, equity awards or severance payments.

Long Term Incentive Plans

Glass Lewis recognizes the value of equity-based incentive programs. When used appropriately, they can provide a vehicle for linking an employee’s pay to a company’s performance, thereby aligning their interests with those of shareholders. Tying a portion of an employee’s compensation to the performance of the Company provides an incentive to maximize share value. In addition, equity-based compensation is an effective way to attract, retain and motivate key employees.

In order to allow for meaningful shareholder review, we believe that incentive programs should generally include: (i) specific and appropriate performance goals; (ii) a maximum award pool; and (iii) a maximum award amount per employee. In addition, the payments made should be reasonable relative to the performance of the business and total compensation to those covered by the plan should be in line with compensation paid by the Company’s peers.

Performance-Based Equity Compensation

Glass Lewis believes in performance-based equity compensation plans for senior executives. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. While we do not believe that equity-based compensation plans for all employees need to be based on overall company performance, we do support such limitations for grants to senior executives (although even some equity-based compensation of senior executives without performance criteria is acceptable, such as in the case of moderate incentive grants made in an initial offer of employment).

Boards often argue that such a proposal would hinder them in attracting talent. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would still attract executives who believe in their ability to guide the company to achieve its targets. We generally recommend that shareholders vote in favor of performance-based option requirements.

There should be no retesting of performance conditions for all share- and option- based incentive schemes. We will generally recommend that shareholders vote against performance-based equity compensation plans that allow for re-testing.

Director Compensation

Glass Lewis believes that non-employee directors should receive appropriate types and levels of compensation for the time and effort they spend serving on the board and its committees. Director fees should be reasonable in order to retain and attract qualified individuals. In particular, we support compensation plans that include non performance-based equity awards, which help to align the interests of outside directors with those of shareholders.

Glass Lewis compares the costs of these plans to the plans of peer companies with similar market capitalizations in the same country to help inform its judgment on this issue.

Retirement Benefits for Directors

We will typically recommend voting against proposals to grant retirement benefits to non-executive directors. Such extended payments can impair the objectivity and independence of these board members. Directors should receive adequate compensation for their board service through initial and annual fees.

Limits on Executive Compensation

As a general rule, Glass Lewis believes that shareholders should not be involved in setting executive compensation. Such matters should be left to the board’s compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue. Further, we believe that companies whose pay-for-performance is in line with their peers should be granted the flexibility to compensate their executives in a manner that drives growth and profit.

However, Glass Lewis favors performance-based compensation as an effective means of motivating executives to act in the best interests of shareholders. Performance-based compensation may be limited if a chief executive’s pay is capped at a low level rather than flexibly tied to the performance of the company.

IV. GOVERNANCE STRUCTURE

Amendments to the Articles of Association

We will evaluate proposed amendments to a company’s articles of association on a case-by-case basis. We are opposed to the practice of bundling several amendments under a single proposal because it prevents shareholders from evaluating each amendment on its own merits. In such cases, we will analyze each change individually and will recommend voting for the proposal only when we believe that the amendments on balance are in the best interests of shareholders.

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans)

Glass Lewis believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock.

We believe that boards should be given wide latitude in directing the activities of the company and charting the company’s course. However, on an issue such as this where the link between the financial interests of shareholders and their right to consider and accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan’s implementation.

In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable ‘qualifying offer’ clause.

Supermajority Vote Requirements

Glass Lewis favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit shareholders’ input in making decisions on such crucial matters as selling the business.

Increase in Authorized Shares

Glass Lewis believes that having adequate capital stock available for issuance is important to the operation of a company. We will generally support proposals when a company could reasonably use the requested shares for financing, stock splits and stock dividends. While we think that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, we prefer that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of large pools of unallocated shares available for any purpose.

In general, we will support proposals to increase authorized shares up to 100% of the number of shares currently authorized unless, after the increase the company would be left with less than 30% of its authorized shares outstanding.

Issuance of Shares

Issuing additional shares can dilute existing holders in some circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where we find that the company has not disclosed a detailed plan for use of the proposed shares, or where the number of shares requested are excessive, we typically recommend against the issuance. In the case of a private placement, we will also consider whether the company is offering a discount to its share price.

In general, we will support proposals to issue shares (with pre-emption rights) when the requested increase is the lesser of (i) the unissued ordinary share capital; or (ii) a sum equal to one-third of the issued ordinary share capital. This authority should not exceed five years. In some countries, if the proposal contains a figure greater than one-third, the company should explain the nature of the additional amounts.

We will also generally support proposals to suspend pre-emption rights for a maximum of 5-20% of the issued ordinary share capital of the company, depending on the country in which the company is located. This authority should not exceed five years, or less for some countries.

Repurchase of Shares

We will recommend voting in favor of a proposal to repurchase shares when the plan includes the following provisions: (i) a maximum number of shares which may be purchased (typically not more than 15% of the issued share capital); and (ii) a maximum price which may be paid for each share (as a percentage of the market price).

V. ENVIRONMENTAL AND SOCIAL RISK

We believe companies should actively evaluate risks to long-term shareholder value stemming from exposure to environmental and social risks and should incorporate this information into their overall business risk profile. In addition, we believe companies should consider their exposure to changes in environmental or social regulation with respect to their operations as well as related legal and reputational risks. Companies should disclose to shareholders both the nature and magnitude of such risks as well as steps they have taken or will take to mitigate those risks.

When we identify situations where shareholder value is at risk, we may recommend voting in favor of a reasonable and well-targeted shareholder proposal if we believe supporting the proposal will promote disclosure of and/or mitigate significant risk exposure. In limited cases where a company has failed to adequately mitigate risks stemming from environmental or social practices, we will recommend shareholders vote against: (i) ratification of board and/or management acts; (ii) approving a company’s accounts and reports and/or; (iii) directors (in egregious cases).

Victory Capital Management Inc.

Victory Capital Management Inc.

Summary of Proxy Voting Policies and Procedures

(November 2017)

It is Victory’s policy to vote the Portfolio’s proxies in the best interests of the Portfolio and its shareholders. This entails voting client proxies with the objective of increasing the long-term economic value of Portfolio assets. To assist it in making proxy-voting decisions, Victory has adopted a Proxy Voting Policy (“Policy”) that establishes voting guidelines (“Proxy Voting Guidelines”) with respect to certain recurring issues. Victory’s Proxy Committee (“Proxy Committee”) reviews the Policy annually and revises it when the Proxy Committee determines that a change is appropriate.

Voting under Victory’s Policy may be executed through administrative screening per established guidelines with oversight by the Proxy Committee or upon vote by a quorum of the Proxy Committee. Victory delegates the non-discretionary administration of proxy voting for its clients to Institutional Shareholder Services (“ISS”), an independent service provider, subject to oversight by the Proxy Committee. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by Victory.

Victory’s Proxy Committee determines how proxies are voted by following established guidelines, which are intended to assist in voting proxies and are not considered rigid rules. The Proxy Committee is directed to apply the guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the Portfolio or if required by the client. In such cases, Victory may consider, among other things:

•	the effect of the proposal on the underlying value of the securities

•	the effect on marketability of the securities

•	the effect of the proposal on future prospects of the issuer

•	the composition and effectiveness of the issuer’s board of directors

•	the issuer’s corporate governance practices

•	the quality of communications from the issuer to its shareholders

The following examples illustrate Victory’s policy with respect to some common proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all matters addressed in the established guidelines, and whether the Victory supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information.

Directors

•	Victory generally supports the election of directors in uncontested elections, except when there are issues of accountability, responsiveness, composition, and/or independence.

•	Victory generally supports proposals for an independent chair taking into account factors such as the current board leadership structure, the company’s governance practices, and company performance.

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Victory generally supports proxy access proposals that are in line with the market standards regarding the ownership threshold, ownership duration, aggregation provisions, cap on nominees, and do not contain any other unreasonably restrictive guidelines.

•

Victory reviews contested elections on a case-by-case basis taking into account such factors as the company’s performance, particularly the long-term performance relative to the industry; the management track record; the nominee qualifications and compensatory arrangements; the strategic plan of the dissident and its critique of the current management; the likelihood that the proposed goals and objectives can be achieved; the ownership stakes of the relevant parties; and any other context that is particular to the company and the nature of the election.

Capitalization & Restructuring

•

Victory generally supports capitalization proposals that facilitate a corporate transaction that is also being supported and for general corporate purposes so long as the increase is not excessive and there are no issues of superior voting rights, company performance, previous abuses of capital, or insufficient justification for the need for additional capital.

Mergers and Acquisitions

•

Victory reviews mergers and acquisitions on a case-by-case basis to balance the merits and drawbacks of the transaction and factors such as valuation, strategic rationale, negotiations and process, conflicts of interest, and the governance profile of the company post-transaction.

Compensation

•

Victory reviews all compensation proposals for pay-for-performance alignment, with emphasis on long-term shareholder value; arrangements that risk pay for failure; independence in the setting of compensation; inappropriate pay to non-executive directors; and the quality and rationale of the compensation disclosure.

•

Victory will generally vote for advisory votes on executive compensation (“say on pay”) unless there is a pay-for-performance misalignment; problematic pay practice or non-performance based element; incentive for excessive risk-taking, options backdating; or a lack of compensation committee communication and/or responsiveness to shareholder concerns.

•

Victory will vote case-by-case on equity based compensation plans taking into account factors such as the plan cost; the plan features; and the grant practices as well as any overriding factors that may have a significant negative impact on shareholder interests.

Social and Environmental Issues

•

Victory will vote case-by-case on topics such as consumer and product safety; environment and energy; labor standards and human rights; workplace and board diversity; and corporate and political issues, taking into account factors such as the implementation of the proposal is likely to enhance or protect shareholder value; whether the company has already responded in an appropriate and sufficient manner to the issue raised; whether the request is unduly burdensome; and whether the issue is more appropriately or effectively handled through legislation or other regulations.

Victory may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team’s opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in the Portfolio’s best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

Occasionally, conflicts of interest arise between Victory’s interests and those of the Portfolio or another client. When this occurs, the Proxy Committee must document the nature of the conflict and vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue. In the event that the Proxy Voting Guidelines are inapplicable or do not mitigate the conflict, Victory will seek the opinion of its Chief Compliance Officer or consult with an external independent adviser. In the case of a Proxy Committee member having a personal conflict of interest (e.g., a family member is on the board of the issuer), such member will abstain from voting. Finally, Victory reports annually about any proxy votes that took place involving a conflict, including the nature of the conflict and the basis or rationale for the voting decision made.

Wellington Management Company LLP

  Wellington Management

  Global Proxy Policy and Procedures

Introduction

Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of clients for whom it exercises proxy-voting discretion.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”) set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies. In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted. The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines.

Statement of Policy	Wellington Management:

1)
Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it determines that it is in the best interest of one or more clients to refrain from voting a given proxy.

2)
Votes all proxies in the best interests of the client for whom it is voting, i.e., to maximize economic value.

3)
Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

Responsibility and Oversight	The Investment Research Group (“Investment Research”) monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Corporate Governance Committee to develop practices that implement those requirements. Investment Research also acts as a resource for portfolio managers and research analysts on proxy matters as needed. Day-to-day administration of the proxy voting process is the responsibility of Investment Research. The Corporate Governance Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines and for providing advice and guidance on specific proxy votes for individual issuers.

1

  Wellington Management

  Global Proxy Policy and Procedures

Procedures	Use of Third-Party Voting Agent
Wellington Management uses the services of a third-party voting agent to manage the administrative aspects of proxy voting. The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted.

Receipt of Proxy
If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.

Reconciliation
Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, Investment Research conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance and of current practices of specific companies.

Proxy Voting
Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

•  Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by Investment Research and voted in accordance with the Guidelines.

•  Issues identified as “case-by-case” in the Guidelines are further reviewed by Investment Research. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•  Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

2

  Wellington Management

  Global Proxy Policy and Procedures

Wellington Management reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.

Material Conflict of Interest Identification and Resolution Processes
Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact Investment Research about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene.

Other Considerations	In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.

Securities Lending
In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

3

  Wellington Management

  Global Proxy Policy and Procedures

Share Blocking and Re-registration
Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management’s judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).

Additional Information

Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: 1 November 2016

4

Upon a client’s written request, Wellington Management Company LLP (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and seeks to vote each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues, and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question and on the company within its industry. It should be noted that the following are guidelines, not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of our clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a shareholder proposal.

  Wellington Management Global Proxy Voting Guidelines

Voting guidelines	Composition and role of the board of directors

	• Elect directors	Case by case

We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

	• Declassify board of directors	For

	• Adopt director tenure/retirement age (SP)	Against

	• Adopt director and officer indemnification	For
We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

	• Allow special interest representation to board (SP)	Against

	• Require board independence	For

We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least two-thirds of a board should be composed of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

	• Require key board committees to be independent	For
Key board committees are the nominating, audit, and compensation committees. Exceptions will be made, as above, with respect to local market conventions.

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  Wellington Management Global Proxy Voting Guidelines

• Require a separation of chair and CEO or require a lead director (SP)	Case by case
We will generally support management proposals to separate the chair and CEO or establish a lead director.

• Approve directors’ fees	Case by case

• Approve bonuses for retiring directors	For

• Approve board size	For

• Elect supervisory board/corporate assembly/statutory auditors	Case by case

Companies in certain markets are governed by multitiered boards, with each tier having different powers and responsibilities. We hold supervisory board members to similar standards described above under “Elect directors,” subject to prevailing local governance best practices.

• Majority vote on election of directors (SP)	For

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

3

  Wellington Management Global Proxy Voting Guidelines

• Adopt proxy access	For

We generally support proposals that allow significant and long-term shareholders the right to nominate director candidates on management’s proxy card. That being said, we may vote against a proxy access proposal if it is shareholder-sponsored and it requests that the company adopt proxy access without reasonable constraints or in a way that markedly differs from prevailing market norms.

• Contested director election	Case by case

Compensation

• Adopt/amend stock option plans	Case by case

While we believe equity compensation helps align plan participants’ and shareholders’ interests, we will vote against plans that we find excessively dilutive or costly. Additionally, we will generally vote against plans that allow the company to reprice options without shareholder approval. We will also vote against plans that allow the company to add shares to the plan without shareholder approval, otherwise known as an “evergreen” provision.

• Adopt/amend employee stock purchase plans	Case by case

We generally support employee stock purchase plans, as they may align employees’ interests with the interests of shareholders. That being said, we typically vote against plans that do not offer shares to a broad group of employees (i.e., only executives are allowed to participate) or plans that offer shares at a significant discount.

4

  Wellington Management Global Proxy Voting Guidelines

• Approve/amend bonus plans	Case by case

In the US, bonus plans are customarily presented for shareholder approval pursuant to section 162(m) of the omnibus budget reconciliation act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162(m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

• Approve remuneration policy	Case by case

• Approve compensation packages for named executive officers	Case by case

• Determine whether the compensation vote will occur every one, two, or three years	One year

• Exchange underwater options	Case by case
We may support value-neutral exchanges in which senior management is ineligible to participate.

• Eliminate or limit severance agreements (golden parachutes)	Case by case
We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

• Approve golden parachute arrangements in connection with certain corporate transactions	Case by case

5

  Wellington Management Global Proxy Voting Guidelines

• Shareholder approval of future severance agreements covering senior executives (SP)	Case by case

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose placing additional limitations on compensation where we feel the board as already demonstrated reasonable respect for industry practice and overall levels of compensation have historically been sensible.

• Adopt a clawback policy (SP)	Case by case

We believe that companies should have the ability to recoup incentive compensation from members of management who received awards based on fraudulent activities or an accounting misstatement. Consequently, we may support shareholder proposals requesting that a company establish a clawback provision if the company’s existing policies do not cover these circumstances.

Reporting of results

• Approve financial statements	For

• Set dividends and allocate profits	For

• Limit non-audit services provided by auditors (SP)	Case by case
We follow the guidelines established by the public company accounting oversight board regarding permissible levels of non-audit fees payable to auditors.

• Ratify selection of auditors and approve their fees	Case by case
We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

• Shareholder approval of auditors (SP)	For

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  Wellington Management Global Proxy Voting Guidelines

Shareholder voting rights

• Adopt cumulative voting (SP)	Against
As an exception, we may support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder) or at companies with two-tiered voting rights.

• Shareholder rights plans	Case by case

Also known as poison pills, we believe these plans do not encourage strong corporate governance, since they can entrench management and restrict opportunities for takeovers. That being said, we recognize that limited poison pills can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. Consequently, we may support plans that include:

– Shareholder approval requirement
– Sunset provision
– Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote)

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

• Authorize blank check preferred stock	Case by case
We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

• Establish right to call a special meeting	For
A reasonably high ownership threshold should be required to convene special meetings in order to ensure that they address broadly-supported shareholder interests.

• Establish the right to act by written consent (SP)	Case by case
We will generally oppose written consent proposals when the company already offers the shareholders the right to call a special meeting.

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  Wellington Management Global Proxy Voting Guidelines

• Increase supermajority vote requirement	Against
We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

• Adopt anti-greenmail provision	For

• Adopt confidential voting (SP)	Case by case

As an exception, we require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

• Increase authorized common stock	Case by case

We generally support requests for increases up to 100% of the shares currently authorized, so long as the new authority respects preemption rights. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

• Approve merger or acquisition	Case by case

• Approve technical amendments to charter	Case by case

• Opt out of state takeover statutes	For

• Eliminate multiclass voting structure (SP)	For
We believe that shareholders’ voting power should be reflected by their economic stake in a company.

Capital structure

• Authorize share repurchase	For

• Approve stock splits	Case by case
We approve stock splits and reverse stock splits that preserve the level of authorized but unissued shares.

• Approve recapitalization/restructuring	Case by case

• Issue stock with or without preemptive rights	Case by case

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  Wellington Management Global Proxy Voting Guidelines

• Issue debt instruments	Case by case

Environmental and social issues

•  Environmental and social issues typically appear on ballots as shareholder-sponsored proposals. We may support these proposals in situations where we believe that doing so will improve the prospects for long-term success of a company and investment returns. At a minimum, we expect companies to comply with applicable laws and regulations with regards to environmental and social standards.

Case by case

Miscellaneous

• Approve other business	Against

• Approve re-incorporation	Case by case

• Approve third-party transactions	Case by case

January 2016

©2016 Wellington Management Company LLP. All rights reserved.	9

Wells Capital Management Incorporated

WELLS CAPITAL MANAGEMENT

POLICY AND PROCEDURES FOR PROXY VOTING

I.	Introduction:

As a fiduciary, Wells Capital Management Inc. (“WellsCap”) is obligated to vote proxies in the best interests of its clients. WellsCap has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with the clients’ best interest and within the framework of this Proxy Voting Policy and Procedures (“Policy”). WellsCap has adopted this Policy in order to satisfy its fiduciary obligation. It is intended that this Policy also satisfies the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers’ Act”) which requires an investment adviser that exercises voting authority over clients’ proxies to adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best interests of clients and to provide clients with information about how their proxies are voted.

WellsCap manages assets for a variety of clients: Taft-Hartley plans, governmental plans, foundations and endowments, corporations, investment companies and other collective investment vehicles. Unless the client specifically reserves the right to vote their own proxies, WellsCap will vote proxies with a goal of maximizing shareholder value as a long-term investor and consistent with the governing laws and investment policies of each portfolio. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, WellsCap supports sound corporate governance practices within companies in which they invest.

II.	Voting

Philosophy:

When WellsCap accepts delegation from its clients to vote proxies, it does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to WellsCap, however, and WellsCap will not vote proxies, or provide advice to clients on how to vote proxies in the absence of specific delegation of authority, a pre-existing contractual agreement, or an obligation under the applicable law (e.g., securities that are held in an investment advisory account for which WellsCap exercises no investment discretion are not voted by WellsCap). Also, WellsCap may not exercise discretion over shares that the client has committed to a stock loan program, which passes voting rights to the party with possession of the shares, or participate in time phased voting except when required by law. From time to time, WellsCap may participate with a dissident group to vote proxies. In such case, WellsCap’s appointment of an agent for limited purposes will not be deemed a delegation of authority under this Policy. The WellsCap proxy voting process allows different votes to be submitted for the same security. Our firm is organized as a collection of portfolio teams — each with its own unique investment philosophy and approach. Consistent with this structure, various portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies, to ensure the votes are in the clients’ best interests. WellsCap relies on an independent third party to provide research, administration, and executing votes based on their published guidelines. Notwithstanding, WellsCap retains final authority and fiduciary responsibility for proxy voting. Information regarding WellsCap’s proxy voting decisions are confidential. Therefore, the information may be shared on a need-to-know basis only, including within WellsCap and its affiliates.

Responsibilities

1.	Proxy Administrator
WellsCap’s proxy voting process is administered by its Operations Department (“Proxy Administrator”), who reports to WellsCap’s Chief Operations Officer. The Proxy Administrator is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Procedures. The Proxy Administrator monitors third party voting of proxies to ensure it is being done in a timely and responsible manner. The Proxy Administrator in conjunction with the Proxy Committee reviews the continuing appropriateness of the Procedures set forth herein, recommends revisions as necessary and provides an annual update on the proxy voting process.

2.	The Proxy Committee: The Proxy Committee is chaired by the Head of Equity Investments. The Committee members are selected from portfolio management groups and include Investment Risk personnel. Members of the Committee are subject to change upon approval from the Committee Chair.

3.	Individuals involved in the proxy voting and decision making process will seek advice from WellsCap Legal and/or Compliance with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters for guidance to the Committee, as necessary.

4.	Third Parties
To assist in its proxy-voting responsibilities, WellsCap subscribes to research and other proxy-administration services. Currently, WellsCap has contracted with Institutional Shareholder Services (“ISS”) a provider of proxy-voting services, to provide the following services to WellsCap:

•	Independently analyze and make recommendations for proxy proposals in accordance with the relevant voting platform;
•	Receive all proxy information sent by custodians that hold securities of WellsCap’s Proxy Clients;
•	Posts proxy information on its password-protected website, including meeting dates, agendas, and ISS’s analysis;
•	Provides WellsCap with vote administration and execution, recordkeeping (proxy statements and votes), and reporting support services; and
•	Annual analysis and rationale for guideline amendments.

Methodology

Except in instances where clients have retained voting authority, WellsCap will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS. The Proxy Administrator reviews this information regularly and communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis.

1.

Voting Guidelines. WellsCap, through its proxy voting agent (ISS), votes proxies on different platforms subject to the client’s expressed goals. The two key platforms are: (i) the ISS’s Proxy Voting Guidelines, and (ii) ISS’s Taft Hartley Advisory Services platform, which researches recommendations made by the AFL-CIO. These Guidelines set forth how proxies will be voted on the issues specified. Depending upon the proposal and the platform, the guidelines may provide that proxies be voted “for” or “against” the proposal, or that the proposal should be considered on a case-by-case basis. The guideline may also be silent on a particular proposal, especially regarding foreign securities. ISS will vote proxies for or against as directed by the guidelines. Where the guidelines specify a “case by case” determination for a particular issue, ISS will evaluate the proxies based on thresholds established in the proxy guidelines relative to the platform. In addition, for proxies relating to issues not addressed in the guidelines, ISS will refer the vote to WellsCap. Finally, the Proxy Administrator shall have the authority to direct ISS to forward the proxy to him or her for a discretionary vote, in consultation with the Proxy Committee or the portfolio manager covering the subject security, if the Proxy Committee or the portfolio manager determines that a case-by-case review of such matter is warranted. Where a potential conflict of interest is identified (as described herein), WellsCap may not deviate from the Procedures unless it has a documented compelling purpose to do so.

2.	Voting Discretion. In all cases, the Proxy Administrator will exercise its voting discretion in accordance with the voting philosophy of the selected guideline. In cases where a proxy is forwarded by ISS to the Proxy Administrator, the Proxy Administrator may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by ISS, portfolio manager or research analyst with knowledge of the issuer and its securities (collectively “Portfolio Management”) or other independent sources; or (ii) information provided by company managements and shareholder groups. WellsCap believes that input from Portfolio Management is essential in the decision-making process for providing recommendations to proxy voting matters. Portfolio Management is, in WellsCap’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issues shares. In the event that the Proxy Administrator is aware of a material conflict of interest involving Wells Fargo/WellsCap or any of its affiliates regarding a proxy that has been forwarded to him or her, the Proxy Administrator will, absent compelling circumstances, return the proxy to ISS to be independently voted in conformance with the voting guidelines of ISS.

Voting decisions made by the Proxy Administrator will be reported to ISS to ensure that the vote is registered in a timely manner.

3.	Observance of the United Nations Principles of Responsible Investing and International Stewardship Codes. ISS’s Social Advisory Services has a proxy voting guideline that, on matters of social and environmental importance, seeks to reflect a broad consensus of the socially responsible investing community. In addition, ISS’s Sustainability Policy seeks to promote support for recognized global governing bodies encouraging sustainable business practices advocating for stewardship of environment, fair labor practices, non-discrimination, and the protection of human rights. As a signatory of the United Nations-supported Principles for responsible Investment (“UNPRI”) WellsCap has integrated environmental, social, and governance (“ESG”) factors into the proxy processes. Upcoming proxies are viewed through the lens of ISS’s Sustainability guidelines. A recommendation to change the vote to fall in line with the Sustainability policy may be made. These recommendations are reviewed by the Risk team and Proxy Committee.

4.	Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).

5.	Share Blocking. Proxy voting in certain countries requires ‘share blocking’. Shareholders wishing to vote their proxies must deposit their shares with a designated depositary before the date of the meeting. Consequently, the shares may not be sold in the period preceding the proxy vote. Absent compelling reasons, WellsCap believes that the benefit derived from voting these shares is outweighed by the burden of limited trading. Therefore, if share blocking is required in certain markets, WellsCap will not participate and refrain from voting proxies for those clients impacted by share blocking.

6.	Voting Restrictions. Where there are proxy voting restrictions applied by country or issuer, such as a required power of attorney and partial share restrictions, WellsCap will vote proxies on a best efforts basis.

7.

Conflicts of Interest. WellsCap has obtained a copy of ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to WellsCap as a result of business conducted by ISS. WellsCap believes that potential conflicts of interest by ISS are minimized by these policies, procedures and practices. In addition, Wells Fargo and/or WellsCap may have a conflict of interest regarding a proxy to be voted upon if, for example, in the case where Wells Fargo and/or WellsCap or its affiliates have a significant business relationship with the issuer of the proxy. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence WellsCap’s decision on the particular vote at issue. WellsCap believes that, in most instances, any material conflicts of interest will be minimized through a strict and objective application by ISS of the voting guidelines. However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by WellsCap, the Proxy Administrator shall defer to ISS, as an independent third party, to vote in conformance with the voting guidelines of ISS. In addition, the Proxy Administrator will seek to avoid any undue influence as a result of any material conflict of interest that exists between the interest of a client and WellsCap or any of its affiliates. To this end, an independent fiduciary engaged by Wells Fargo will direct the Proxy Administrator on voting instructions for the Wells Fargo proxy.

8.	Regulatory Conflicts/Restrictions. When the Proxy Administrator is aware of regulatory conflicts or restrictions, the Proxy Administrator shall defer to ISS to vote in conformance with ISS’s voting guidelines to avoid any regulatory violations.

9.	Vendor Oversight: WellsCap Operations monitors the ISS proxy process against specific criteria in order to identify potential issues relating to account reconciliation, unknown and rejected ballot reviews, upcoming proxy reviews, share reconciliation oversight, etc.

III.	Other Provisions

Guideline Review

The Proxy Committee meets at least annually to review this Policy and consider changes to it. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of Proxy Administration, any member of the Proxy Committee, or WellsCap’s Chief Compliance Officer. The Proxy Committee includes representation from Portfolio Management, Operations, Portfolio Risk Management and Compliance (Compliance does not vote on the proxies).

Record Retention

WellsCap will maintain the following records relating to the implementation of the Procedures:

•	A copy of these proxy voting polices and procedures;
•	Proxy statements received for client securities (which will be satisfied by relying on ISS);
•	Records of votes cast on behalf of clients (which ISS maintains on behalf of WellsCap);
•	Records of each written client request for proxy voting records and WellsCap’s written response to any client request (written or oral) for such records; and
•	Any documents prepared by WellsCap or ISS that were material to making a proxy voting decision.

Such proxy voting books and records shall be maintained at an office of WellsCap in an easily accessible place for a period of six years.

Disclosure of Policies and Procedures

WellsCap will disclose to its clients a summary description of its proxy voting policy and procedures via mail. A detail copy of the policy and procedures will be provided to clients upon request by calling 1-800-736-2316.

WellsCap will also provide proxy statements and any records as to how WellsCap voted proxies on behalf its client upon request. Clients may contact WellsCap at 1-800-736-2316 or by e-mail at riskmgt@wellsfargo.com to request a record of proxies voted on their behalf.

Except as otherwise required by law, WellsCap has a general policy of not disclosing to any issuer or third party how its client proxies are voted.

Voting Members of WellsCap Proxy Committee

Jon Baranko- Director of Equity Investments

Jim Tringas- Equity Style Lead Manager Bobby Chen- Investment Product Specialist

Robert Junkin- Equity Style Portfolio Analyst

John Hockers- Co-Head of Portfolio Risk Management and Analytics

Kevin Cole – Risk Analyst

Jennifer Vraney- Operations Manager

Consulting members of WellsCap Proxy Committee (Non-Voting)

Siobhan Foy- Chief Compliance Officer

Approved by the Proxy Committee: September, 2017

Western Asset Management Company

PROXY VOTING

BACKGROUND

An investment adviser is required to adopt and implement policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). The authority to vote the proxies of our clients is established through investment management agreements or comparable documents. In addition to SEC requirements governing advisers, long-standing fiduciary standards and responsibilities have been established for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the investment manager.

POLICY

As a fixed income only manager, the occasion to vote proxies is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset affiliated companies) regarding the voting of any securities owned by its clients.

PROCEDURE

Responsibility and Oversight

The Western Asset Legal and Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

The Investment Management Agreement for each client is reviewed at account start-up for proxy voting instructions. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Legal and Compliance Department maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.	Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.	If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.	Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.

f.	Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:
1.	Issuer name;
2.	Exchange ticker symbol of the issuer’s shares to be voted;
3.	Committee on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;
4.	A brief identification of the matter voted on;
5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;
6.	Whether a vote was cast on the matter;
7.	A record of how the vote was cast; and
8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Western Asset’s proxy policies are described in the firm’s Part 2A of Form ADV. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1.	Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.	Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I.	Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.	Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a.	Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d.	Votes are cast on a case-by-case basis in contested elections of directors.

2.	Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.	Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

a.	Western Asset votes for proposals relating to the authorization of additional common stock.

b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c.	Western Asset votes for proposals authorizing share repurchase programs.

4.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5.	Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6.	Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II.	Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1.        Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2.        Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3.        Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III.	Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1.        Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.        Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV.	Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in non-U.S. issuers – i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1.        Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2.        Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.        Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.        Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

RETIREMENT ACCOUNTS

For accounts subject to ERISA, as well as other Retirement Accounts, Western Asset is presumed to have the responsibility to vote proxies for the client. The Department of Labor (“DOL”) has issued a bulletin that states that investment managers have the responsibility to vote proxies on behalf of Retirement Accounts unless the authority to vote proxies has been specifically reserved to another named fiduciary. Furthermore, unless Western Asset is expressly precluded from voting the proxies, the DOL has determined that the responsibility remains with the investment manager.

In order to comply with the DOL’s position, Western Asset will be presumed to have the obligation to vote proxies for its Retirement Accounts unless Western Asset has obtained a specific written instruction indicating that: (a) the right to vote proxies has been reserved to a named fiduciary of the client, and (b) Western Asset is precluded from voting proxies on behalf of the client. If Western Asset does not receive such an instruction, Western Asset will be responsible for voting proxies in the best interests of the Retirement Account client and in accordance with any proxy voting guidelines provided by the client.

APPENDIX C

Portfolio Managers

The Adviser and Subadvisers have provided the Trusts with the following information regarding each Portfolio’s portfolio managers identified in the Trusts’ Prospectuses. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2017 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account, if any. Below each table, the Adviser and/or Subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager’s management of a Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The Adviser and Subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers’ compensation as of December 31, 2017.

Other than as set forth below, as of December 31, 2017, no portfolio manager identified in the Trusts’ Prospectuses beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

AB Global Dynamic Allocation Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Daniel Loewy	Registered Investment Companies	62	$12,577,000,000	0	N/A
	Other Pooled Investment Vehicles	166	$23,216,000,000	0	N/A
	Other Accounts	54	$27,074,000,000	0	N/A

Brian Brugman, Ph.D.	Registered Investment Companies	46	$11,295,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	33	$8,847,000,000	0	N/A

Material Conflicts of Interest

Investment Professional Conflict of Interest Disclosure

As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90-day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Compensation

Portfolio Manager Compensation

The Manager’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i) Fixed base salary: The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus: The Manager’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, the Manager considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of the Manager. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. The Manager also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Manager’s leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under the Manager’s Partners Compensation Plan (“deferred awards”): The Manager’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards vest over a four-year period and are generally forfeited if the employee resigns or the Manager terminates his/her employment. Beginning in 2009, all deferred awards are in the form of the Manager’s publicly traded equity securities.

(iv) Contributions under the Manager’s Profit Sharing/401(k) Plan: The contributions are based on the Manager’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of the Manager.

(v) Compensation under the Manager’s Special Option Program: Under this Program, certain investment professionals may be permitted to allocate a portion of their deferred awards to options to buy the Manager’s publicly traded equity securities, and to receive a two-for-one match of such allocated amount. The determination of who may be eligible to participate in the Special Option Program is made at the sole discretion of the Manager.

American Allocation Portfolios, Index Portfolios, Trust I Allocation Portfolio, Brighthouse Balanced Plus Portfolio (Base Portion), Trust II Allocation Portfolios and MetLife Multi-Index Targeted Risk Portfolio (Base Portion and Overlay Portion)

Other Accounts Managed — American Allocation Portfolios, Trust I Allocation Portfolio, Brighthouse Balanced Plus Portfolio (Base Portion), Trust II Allocation Portfolios and MetLife Multi-Index Targeted Risk Portfolio (Base Portion) (collectively, the “Brighthouse Portfolios”)

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Kristi Slavin, Brighthouse Portfolios	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Victor Soto, Brighthouse Portfolios	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Jesper Rindboel, Brighthouse Portfolios	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Other Accounts Managed — MetLife Multi-Index Targeted Risk Portfolio (Overlay Portion)

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Chris Johnson	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Other Accounts Managed — Index Portfolios

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Stacey Lituchy, MetLife Aggregate Bond Index Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife Stock Index Portfolio, MetLife MSCI EAFE® Index Portfolio, MetLife Russell 2000® Index Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	21	$14,243,000,000	0	N/A
	Other Accounts	2	$656,000,000	0	N/A

Norman Hu, MetLife Mid Cap Stock Index Portfolio, MetLife Stock Index Portfolio, MetLife MSCI EAFE® Index Portfolio, MetLife Russell 2000® Index Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	12	$5,721,000,000	0	N/A
	Other Accounts	1	$267,000,000	0	N/A

Mirsad Usejnoski, MetLife Mid Cap Stock Index Portfolio, MetLife Stock Index Portfolio, MetLife MSCI EAFE Index Portfolio, MetLife Russell® 2000® Index Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	12	$5,721,000,000	0	N/A
	Other Accounts	1	$267,000,000	0	N/A

Jason Chapin, MetLife Aggregate Bond Index Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	9	$8,521,000,000	0	N/A
	Other Accounts	1	$389,000,000	0	N/A

Brian Leonard, MetLife Aggregate Bond Index Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	9	$8,521,000,000	0	N/A
	Other Accounts	1	$389,000,000	0	N/A

Material Conflicts of Interest — American Allocation Portfolios, Index Portfolios, Trust I Allocation Portfolio, Brighthouse Balanced Plus Portfolio (Base Portion), Trust II Allocation Portfolios and MetLife Multi-Index Targeted Risk Portfolio (Base Portion and Overlay Portion)

Conflicts of interest may arise in connection with the portfolio managers’ management of the Portfolios and the other registered investment companies included in the table above. For example, if a portfolio manager’s compensation or BIA’s profitability is more dependent on certain accounts, the portfolio manager or BIA may have an incentive to spend more time and devote more of its resources to managing those more profitable accounts. Conflicts of interest may also arise between the investment strategies of the Portfolios and the other registered investment companies, including regarding the allocation of limited investment opportunities between the Portfolios, certain conflicts of interest may be mitigated by that Portfolio’s strategy to allocate its assets equally among its three Underlying Portfolios.

With respect to the management of Index Portfolios, MetLife Multi-Index Targeted Risk Portfolio (Base and Overlay Portions), conflicts of interest may arise in connection with the portfolio manager’s management of the Overlay Portion of the Portfolio and the other pooled investment vehicles included in the table above. For example, if a portfolio manager’s compensation or MLIA’s profitability is more dependent on certain accounts, the portfolio manager and MLIA may have an incentive to spend more time and devote more of its resources to managing those more profitable accounts. Conflicts of interest may also arise from the allocation of investment opportunities between the Portfolio and the pooled investment vehicles, including regarding the allocation of limited investment opportunities. In the case of the Index Portfolios, certain conflicts of interest may be mitigated by those Portfolios’ strategies to replicate the performance of an index.

Compensation — American Allocation Portfolios, Index Portfolios, Trust I Allocation Portfolio, Brighthouse Balanced Plus Portfolio (Base Portion), Trust II Allocation Portfolios and MetLife Multi-Index Targeted Risk Portfolio (Base Portion and Overlay Portion)

The portfolio managers for the Portfolios are compensated following Brighthouse’s compensation methodology, which applies to all employees. Employees receive a salary and are eligible to receive an incentive bonus. The portfolio managers receive a majority of their compensation in the form of base salary. The size of the incentive pool is based on various factors, including Brighthouse-wide performance and business unit performance. The bonus for each individual is based on a number of qualitative and quantitative performance factors. These factors include performance versus individual goals and objectives, judgment, communications skills, innovation and teamwork. Years of experience and level of responsibility also are factors in determining bonus size. This bonus is not tied directly to the performance of Portfolios or the other accounts included in the tables above. All employees are eligible for participation in Brighthouse’s retirement plan, which applies to all company employees.

The portfolio managers who are officers of Brighthouse are eligible to participate in its deferred compensation program, which allows officers to elect to defer a portion of their total annual compensation. Certain senior officers of Brighthouse are also eligible to receive Long-Term Incentive payments (LTIs). LTIs may be comprised of stock options, performance shares and cash. They give eligible employees a stake in Brighthouse’s long-term performance as well as providing such employees with an opportunity for significant financial gain when Brighthouse experiences financial success. Stock options are granted to eligible employees on an annual basis and provide the potential for financial gain, without personal investment, equal to the increase in the price of Brighthouse stock from the price on the date of grant. Eligible employees have a ten-year exercise period for vested options. Performance shares are awarded to certain senior officers as part of a three-year plan. At the end of the three-year period, the number of shares awarded is adjusted up or down based on business performance over the period. The primary performance measures are total shareholder return and operating earnings per share. Adjusted performance share awards can range from zero to 200% of the original grant.

AQR Global Risk Balanced Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Brian K. Hurst	Registered Investment Companies	12	$13,890,919,744	0	N/A
	Other Pooled Investment Vehicles	59	$36,847,920,842	51	$30,107,361,004
	Other Accounts	22	$14,128,513,859	6	$5,514,936,436

Michael Mendelson, M.B.A., S.M.	Registered Investment Companies	4	$649,957,738	0	N/A
	Other Pooled Investment Vehicles	37	$27,542,095,485	30	$21,287,528,738
	Other Accounts	1	$287,993,808	0	N/A

Yao Hua Ooi	Registered Investment Companies	13	$13,968,801,517	0	N/A
	Other Pooled Investment Vehicles	48	$29,241,858,047	43	$25,424,776,026
	Other Accounts	3	$1,352,462,860	2	$1,064,469,052

John Huss	Registered Investment Companies	5	$2,479,197,732	0	N/A
	Other Pooled Investment Vehicles	31	$23,411,024,542	29	$21,843,079,135
	Other Accounts	2	$620,157,364	1	$332,163,555

Material Conflicts of Interest

Each of the portfolio managers is also responsible for managing other accounts in addition to the Portfolio, including other accounts of AQR Capital Management, LLC (“AQR”), or its affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and may also include accounts or investments managed or made by the portfolio managers in a personal or other capacity (“Proprietary Accounts”). Management of other accounts in addition to the Portfolio can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts (including Proprietary Accounts) with similar investment strategies. Often, an investment opportunity may be suitable for both the Portfolio and other accounts, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for portfolios with a similar investment strategy. AQR will not necessarily purchase or sell the same securities at the same time, same direction, or in the same proportionate amounts for all eligible accounts, particularly if different accounts have materially different amounts of capital under management, different amounts of investable cash available, different strategies, or different risk tolerances. As a result, although AQR manages numerous accounts and/or portfolios with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account.

Whenever decisions are made to buy or sell securities by the Portfolio and one or more of the other accounts (including Proprietary Accounts) simultaneously, AQR or the portfolio manager may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. To this end, AQR has adopted policies and procedures that are intended to ensure that investment opportunities are allocated equitably among accounts over time. As a result of the allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts or the Portfolio may not be allocated the full amount of the securities sought to be traded. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of AQR that the overall benefits outweigh any disadvantages that may arise from this practice. Subject to applicable laws and/or account restrictions, AQR may buy, sell or hold securities for other accounts while entering into a different or opposite investment decision for the Portfolio.

AQR and the portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, such as by means of performance fees. Specifically, the entitlement to a performance fee in managing one or more accounts may create an incentive for AQR to take risks in managing assets that it would not otherwise take in the absence of such arrangements. Additionally, since performance fees reward AQR for performance in accounts which are subject to such fees, AQR may have an incentive to favor these accounts over those that have only fixed asset-based fees with respect to areas such as trading opportunities, trade allocation, and allocation of new investment opportunities.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Portfolio and other accounts and that are designed to ensure that all client accounts are treated fairly and equitably over time.

Compensation

Compensation for Portfolio Managers that are Principals: The compensation for each of the portfolio managers that are a Principal of AQR is in the form of distributions based on the net income generated by AQR and each Principal’s relative ownership in AQR. Net income distributions are a function of assets under management and performance of the funds and accounts managed by AQR. A Principal’s relative ownership in AQR is based on cumulative research, leadership and other contributions to AQR. There is no direct linkage between assets under management, performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues. Each portfolio manager is also eligible to participate in AQR’s 401(k) retirement plan which is offered to all employees of AQR.

Compensation for Portfolio Managers that are not Principals: The compensation for the portfolio managers that are not Principals of AQR primarily consists of a fixed base salary and a discretionary bonus (“Total Compensation”). Total Compensation is reviewed at least annually under a formal review program and increases are granted on a merit basis. Job performance contributes significantly to the determination of any Total Compensation increase; other factors, such as seniority are also considered. A portfolio manager’s performance is not based on any specific fund’s or strategy’s assets under management or performance, but is affected by the overall performance of the firm. Each portfolio manager is also eligible to participate in AQR’s 401(k) retirement plan which is offered to all employees of AQR.

Baillie Gifford International Stock Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Angus Franklin	Registered Investment Companies	3	$3,596,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	35	$16,829,000,000	5	$4,934,000,000

Jonathan Bates	Registered Investment Companies	3	$3,596,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	35	$16,829,000,000	5	$4,934,000,000

Material Conflicts of Interest

Baillie Gifford’s individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include separate accounts, collective investment schemes, or offshore funds. Baillie Gifford manages potential conflicts between the Baillie Gifford International Stock Portfolio and other types of accounts through allocation policies and procedures, and internal review processes. Baillie Gifford has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Compensation

Compensation arrangements within Baillie Gifford vary depending upon whether the individual is an employee or partner of Baillie Gifford & Co.

For employees, a portfolio manager’s compensation generally consists of base salary, annual bonus, and payments under Baillie Gifford’s long term incentive program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Baillie Gifford employees.

A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analysis.

A portfolio manager’s annual bonus is determined by a number of factors, including investment performance, the portfolio manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. In regard to the investment strategy followed for the Baillie Gifford International Stock Portfolio, investment performance is measured over five years and is based on performance targets that are set and reviewed annually by the Chief of Investment Staff. The bonus is paid on an annual basis. Senior staff may also be eligible to receive an additional deferred bonus.

Angus Franklin and Jonathan Bates are partners of Baillie Gifford & Co. Their remuneration comprises a base salary and a share of the partnership profits. The profit share is calculated as a percentage of total partnership profits based on seniority, role within Baillie Gifford & Co. and length of service. The basis for the profit share is detailed in the Baillie Gifford & Co. Partnership Agreement.

BlackRock Bond Income Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock High Yield Portfolio and BlackRock Ultra-Short Term Bond Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Bob Miller, BlackRock Bond Income Portfolio	Registered Investment Companies	14	$52,790,000,000	0	N/A
	Other Pooled Investment Vehicles	11	$16,430,000,000	0	N/A
	Other Accounts	1	$757,900,000	0	N/A

Rick Rieder, BlackRock Bond Income Portfolio	Registered Investment Companies	11	$52,010,000,000	0	N/A
	Other Pooled Investment Vehicles	14	$16,420,000,000	0	N/A
	Other Accounts	1	$392,200,000	1	$392,200,000

David Rogal, BlackRock Bond Income Portfolio	Registered Investment Companies	10	$51,780,000,000	0	N/A
	Other Pooled Investment Vehicles	8	$13,900,000,000	0	N/A
	Other Accounts	1	$757,900,000	0	N/A

Philip Green, BlackRock Global Tactical Strategies Portfolio	Registered Investment Companies	18	$9,150,000,000	0	N/A
	Other Pooled Investment Vehicles	4	$1,200,000,000	0	N/A
	Other Accounts	11	$8,230,000,000	3	$63,070,000

Lawrence Kemp, BlackRock Capital Appreciation Portfolio	Registered Investment Companies	19	$12,920,000,000	0	N/A
	Other Pooled Investment Vehicles	2	$1,450,000,000	0	N/A
	Other Accounts	1	$802,800,000	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
James Keenan, CFA, BlackRock High Yield Portfolio	Registered Investment Companies	13	$27,670,000,000	0	N/A
	Other Pooled Investment Vehicles	16	$10,160,000,000	0	N/A
	Other Accounts	20	$8,850,000,000	5	$1,090,000,000

Mitchell Garfin, CFA, BlackRock High Yield Portfolio	Registered Investment Companies	15	$24,910,000,000	0	N/A
	Other Pooled Investment Vehicles	12	$8,060,000,000	0	N/A
	Other Accounts	23	$10,180,000,000	5	$1,090,000,000

Derek Schoenhofen, BlackRock High Yield Portfolio	Registered Investment Companies	5	$19,290,000,000	0	N/A
	Other Pooled Investment Vehicles	6	$4,470,000,000	0	N/A
	Other Accounts	2	$724,500,000	5	$1,090,000,000

David Delbos, BlackRock High Yield Portfolio	Registered Investment Companies	11	$22,330,000,000	0	N/A
	Other Pooled Investment Vehicles	8	$7,910,000,000	0	N/A
	Other Accounts	23	$9,780,000,000	5	$1,090,000,000

Richard Mejzak, CFA, BlackRock Ultra-Short Term Bond Portfolio	Registered Investment Companies	30	$302,200,000,000	0	N/A
	Other Pooled Investment Vehicles	34	$129,000,000,000	3	$30,290,000
	Other Accounts	134	$72,170,000,000	0	N/A

Eric Hiatt, Black Rock Ultra-Short Term Bond Portfolio	Registered Investment Companies	7	$72,530,000,000	0	N/A
	Other Pooled Investment Vehicles	19	$111,700,000,000	3	$30,290,000
	Other Accounts	8	$30,420,000,000	0	N/A

Edward C. Ingold, CFA, Black Rock Ultra-Short Term Bond Portfolio	Registered Investment Companies	13	$87,590,000,000	0	N/A
	Other Pooled Investment Vehicles	8	$37,950,000,000	0	N/A
	Other Accounts	0	N/A	0	N/A

Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolios, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolios. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolios. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolios by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Delbos, Garfin, Keenan, Miller, Rieder, Rogal, and Schoenhofen may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Delbos, Garfin, Keenan, Miller, Rieder, Rogal, and Schoenhofen may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Compensation

The discussion below describes the portfolio managers’ compensation as of December 31, 2017.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation — Messrs. Delbos, Garfin, Keenan, Miller, Rieder, Rogal and Schoenhofen

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Portfolios and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Portfolios and other accounts are:

Portfolio Manager	Benchmark
David Delbos Mitchell Garfin James Keenan Derek Schoenhofen	A combination of market-based indices (e.g., The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.

Bob Miller Rick Rieder David Rogal	A combination of market-based indices (e.g., Bloomberg Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.

Discretionary Incentive Compensation — Mr. Kemp

Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to the portfolio manager, such benchmarks for the Portfolios and other accounts are: Russell 1000 Growth Index; Russell 1000 Growth Index in EUR; S&P 500 Index; Russell 1000 Growth Custom Index; Morningstar US Large-Cap Growth Equity; Morningstar Large Growth; Morningstar Large Blend; and Morningstar Mid-Cap Growth.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Discretionary Incentive Compensation — Mr. Green

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Portfolios and other accounts managed by each portfolio manager. Performance of multi-asset class funds is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5-year periods, as applicable. The performance of Mr. Green is not measured against a specific benchmark.

Discretionary Incentive Compensation — Messrs. Hiatt, Ingold and Mejzak

Generally, discretionary incentive compensation for the Cash Management portfolio managers is not formulaic and is a function of several components, including but not limited to: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management, the individual’s performance and contribution to the overall performance of these portfolios and BlackRock and the individual’s non-financial goals and objectives. Among other things, a subjective determination is made with respect to each portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager. The performance of Messrs. Hiatt, Ingold and Mejzak is not measured against a specific benchmark. Although the framework for compensation decision-making is tied to financial performance, significant discretion is used to determine individual compensation based on achievement of strategic and operating results and other considerations such as management and leadership capabilities.

In determining specific individual compensation amounts, a number of factors are considered including nonfinancial goals and objectives and overall financial and investment performance. These results are viewed in the aggregate without any specific weighting, and there is no direct correlation between any particular performance measure and the resulting annual incentive award.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.

Portfolio managers generally receive deferred BlackRock, Inc. stock awards as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest ratably over a number of years and, once vested, settle in BlackRock, Inc. common stock. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align their interests with long-term shareholder interests and motivate performance. Such equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. With the exception of Mr. Ingold, the portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.

For some portfolio managers, discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Any portfolio manager who is either a managing director or director at BlackRock with compensation above a specified threshold is eligible to participate in the deferred compensation program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the

Internal Revenue Service limit ($270,000 for 2017). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Clarion Global Real Estate Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
T. Ritson Ferguson	Registered Investment Companies	12	$7,374,608,690	0	N/A
	Other Pooled Investment Vehicles	22	$2,509,287,674	0	N/A
	Other Accounts	44	$4,793,742,920	6	$1,816,088,587

Steven D. Burton	Registered Investment Companies	9	$6,057,396,592	0	N/A
	Other Pooled Investment Vehicles	15	$2,196,171,932	0	N/A
	Other Accounts	29	$3,086,735,009	5	$1,268,178,802

Joseph P. Smith	Registered Investment Companies	11	$7,305,927,984	0	N/A
	Other Pooled Investment Vehicles	17	$2,301,068,774	0	N/A
	Other Accounts	42	$4,369,868,932	6	$1,816,088,587

Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, that could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

CBRE Clarion recognizes the duty of loyalty it owes to its clients and has established and implemented certain policies and procedures designed to control and mitigate conflicts of interest arising from the execution of a variety of portfolio management and trading strategies across the firm’s diverse client base. Such policies and procedures include, but are not limited to, (i) investment process, portfolio management and trade allocation procedures (ii) procedures regarding short sales in securities recommended for other clients; and (iii) procedures regarding personal trading by the firm’s employees (contained in the Code of Ethics).

Compensation

In principle, portfolio manager compensation is not based on the performance of any particular account, including the Portfolio, nor is compensation based on the level of Portfolio assets.

Compensation for each portfolio manager other than Mr. Ferguson is structured as follows:

Base Salary — Each portfolio manager receives a base salary. Base salaries have been established at a competitive market levels and are set forth in the portfolio manager’s employment agreement. An annual adjustment is made based on changes in the consumer price index. Base salaries are reviewed periodically by the CBRE Clarion Compensation Committee and its Board of Directors, but adjustments are expected to be relatively infrequent.

Bonus — Portfolio manager bonuses are drawn from an incentive compensation pool into which a significant percentage of firm’s pre-tax profits is set aside. Incentive compensation allocations are determined by the Compensation Committee based on a variety of factors, including the performance of particular investment strategies. To avoid the pitfalls of relying solely on a rigid performance format, however, incentive compensation decisions also take into account other important factors, such as the portfolio manager’s contribution to the team, firm, and overall investment process. Each of the portfolio managers is a member of the Committee. Incentive compensation allocations are reported to the Board of Directors, but the Board’s approval is not required.

Deferred Compensation — CBRE Clarion requires deferral of a percentage of incentive compensation exceeding a certain threshold in respect of a single fiscal year. The Compensation Committee may, in its discretion, require the deferral of additional amounts. Such deferred amounts are subject to the terms of a Deferred Bonus Plan adopted by the Board of Directors. The purpose of the Deferred Bonus Plan is to foster the retention of key employees, to focus plan participants on value creation and growth and to encourage continued cooperation among key employees in providing services to CBRE Clarion’s clients. The value of deferred bonus amounts is tied to the performance of CBRE Clarion investment funds chosen by the Compensation Committee; provided, that the Committee may elect to leave a portion of the assets uninvested. Deferred compensation vests incrementally, one-third after 2 years, 3 years and 4 years. The Deferred Bonus Plan provides for forfeiture upon voluntary termination of employment, termination for cause or conduct detrimental to the firm.

Profit Participation — Each of the portfolio managers is a principal and owns shares of the firm. The firm distributes its income to its owners each year, so each portfolio manager receives income distributions corresponding to his ownership share. Ownership is structured so that the firm’s principals receive an increasing share of the firm’s profit over time. In addition, a principal may forfeit a portion of his ownership if he resigns voluntarily.

Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all employees, such as CBRE Group’s 401(k) plan.

As the Chief Executive Officer of CBRE Global Investors, Mr. Ferguson’s compensation differs to some degree from the other portfolio managers, although it is comprised of similar elements:

Base Salary — Mr. Ferguson’s base salary has been established and approved by the Compensation Committee of the Board of Directors of CBRE Group, Inc. (the “Committee”). (CBRE Group, Inc. is the majority owner of CBRE Clarion). Base salary is intended to provide a minimum level of fixed compensation necessary to attract and retain senior executives. It is set at a level that recognizes the skills, experience, leadership and individual contribution of each executive, as well as the scope and complexity of the executive’s role, including due consideration given to appropriate comparator group benchmarking. Base salaries are generally reviewed by the Committee annually during the first quarter, but may also be reviewed at other times if an executive officer’s responsibilities have materially changed or other special circumstances so warrant.

Annual Performance Award (Bonus) — The CBRE Compensation Committee grants annual performance awards to executives under the Executive Incentive Plan (EIP), which has been approved by CBRE Group stockholders. The EIP is an incentive plan that permits executives to earn performance awards up to an individual cap based on a percentage of CBRE Group’s adjusted EBITDA for the relevant performance period. Within the framework of the EIP, the Committee uses the Executive Bonus Plan (EBP) to establish target and maximum awards and determine actual payouts. Accordingly, the Committee has approved a target award for Mr. Ferguson tied to achievement of financial and strategic performance metrics. The financial performance measure used to determine a significant portion of each executive’s earned award is adjusted EBITDA measured at the global level and, for each business unit, measured at the business unit level. For Mr. Ferguson, the relevant business units are CBRE Global Investors and Trammell Crow Company. Strategic performance measures are more qualitative in nature and subjective in measurement, enabling the Committee to influence management performance against strategies beyond near-term financial measures to include certain strategic measures such as the quality of earnings, the positioning of the business for the future and the mitigation of risk. Actual cash incentive awards earned can range from zero to 200% of the target. The EBP provides CBRE Group CEO with the opportunity to recommend to the Committee a supplemental and discretionary bonus award to other executives in cases of exceptional and exceedingly deserving circumstances. The amount of such an award is determined in the CEO’s sole discretion, but subject to ratification by the Committee.

Long-Term Incentives — CBRE uses equity compensation as a long-term incentive to create alignment with stockholders, to reward achievement of multi-year financial objectives, and as a retention tool for top executives that have the most direct impact on corporate results. The link to performance in long-term incentive grants is prospective in nature. For example, equity grants encourage executives to not only to contribute to contribute to the creation of additional stockholder value, but also to help maintain and preserve existing stockholder value—because the executives share that value through their equity. Equity grants are subject to multi-year vesting schedules, which helps the company retain key talent. In 2016, Mr. Ferguson received an initial grant of restricted stock units of CBRE Group, Inc. One-quarter of the award was immediately vested, with the remainder subject to annual vesting on December 31, 2016, 2017 and 2018. The Committee has also established an annual equity award target for Mr. Ferguson, subject to a mix of time- and performance-based vesting conditions. To the extent that performance objectives are met, a portion of the target annual long-term incentive award value will be awarded as a mix of “time vesting” and “performance vesting” awards.

CBRE Clarion Profit Participation — Mr. Ferguson remains a principal and owns shares of CBRE Clarion. CBRE Clarion distributes its income to its owners each year, and Mr. Ferguson receives income distributions corresponding to his ownership share. Ownership is structured so that the firm’s principals receive an increasing share of the firm’s profit over time. In addition, a principal may forfeit a portion of his ownership if he resigns voluntarily.

ClearBridge Aggressive Growth Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Richard Freeman	Registered Investment Companies	9	$16,049,300	0	N/A
	Other Pooled Investment Vehicles	3	$2,309,300	0	N/A
	Other Accounts	76,235	$25,347,900	0	N/A

Evan Bauman	Registered Investment Companies	6	$12,513,800	0	N/A
	Other Pooled Investment Vehicles	3	$1,916,000	0	N/A
	Other Accounts	76,234	$25,346,700	0	N/A

Material Conflicts of Interest

Potential conflicts of interest may arise when the Portfolio’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the Portfolio’s portfolio managers.

The subadviser and the Portfolio have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the subadviser and the individuals that each employs. For example, the subadviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The subadviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the subadviser and the Portfolio will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

Allocation of Limited Time and Attention

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities

If a portfolio manager identifies an investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity. The subadviser has adopted policies and procedures to ensure that all accounts, including the Portfolio, are treated equitably.

Pursuit of Differing Strategies

At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers

In addition to executing trades, some broker/dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. For this reason, the sub-adviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Variation in Compensation

A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to the subadviser) differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Compensation

ClearBridge’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above. ClearBridges’s portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Base salary compensation. Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary compensation. In addition to base compensation managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Incentive Award.

•

ClearBridge’s Deferred Incentive Plan (CDIP) — a mandatory program that typically defers 15% of discretionary year-end compensation into ClearBridge managed products. For portfolio managers, one-third of this deferral tracks the performance of their primary managed product, one-third tracks the performance of a composite portfolio of the firm’s new products and one-third can be elected to track the performance of one or more of ClearBridge managed funds. Consequently, portfolio managers can have two-thirds of their CDIP award tracking the performance of their primary managed product.

•

For centralized research analysts, two-thirds of their deferral is elected to track the performance of one of more of ClearBridge managed funds, while one-third tracks the performance of the new product composite.

•

ClearBridge then makes a company investment in the proprietary managed funds equal to the deferral amounts by fund. This investment is a company asset held on the balance sheet and paid out to the employees in shares subject to vesting requirements.

•

Legg Mason Restricted Stock Deferral — a mandatory program that typically defers 5% of discretionary year-end compensation into Legg Mason restricted stock. The award is paid out to employees in shares subject to vesting requirements.

•

Legg Mason Restricted Stock and Stock Option Grants — a discretionary program that may be utilized as part of the total compensation program. These special grants reward and recognize significant contributions to our clients, shareholders and the firm and aid in retaining key talent.

Several factors are considered by ClearBridge Senior Management when determining discretionary compensation for portfolio managers. These include but are not limited to:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the fund/accounts managed by the portfolio manager. Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s Prospectus) and relative to applicable industry peer groups. The greatest weight is generally placed on 3- and 5-year performance;

•	Appropriate risk positioning that is consistent with ClearBridge’s investment philosophy and the Investment Committee/CIO approach to generation of alpha;

•	Overall firm profitability and performance;

•	Amount and nature of assets managed by the portfolio manager;

•	Contributions for asset retention, gathering and client satisfaction;

•	Contribution to mentoring, coaching and/or supervising;

•	Contribution and communication of investment ideas in ClearBridge’s Investment Committee meetings and on a day to day basis; and

•	Market compensation survey research by independent third parties.

Fidelity Institutional Asset Management® Government Income Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Franco Castagliuolo, Fidelity Institutional Asset Management® Government Income Portfolio	Registered Investment Companies	16	$36,998,000,000	0	N/A
	Other Pooled Investment Vehicles	4	$1,444,000,000	0	N/A
	Other Accounts	1	$261,000,000	0	N/A

Sean Corcoran, Fidelity Institutional Asset Management® Government Income Portfolio	Registered Investment Companies	16	$36,998,000,000	0	N/A
	Other Pooled Investment Vehicles	5	$1,647,000,000	0	N/A
	Other Accounts	1	$261,000,000	0	N/A

Material Conflicts of Interest

The portfolio managers’ compensation plan may give rise to potential conflicts of interest. Although investors in the Portfolios may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the Portfolio, rather than their after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FIAM or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the Portfolio. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Compensation

Franco Castagliuolo is lead portfolio manager of Fidelity Institutional Asset Management® Government Income Portfolio and receives compensation for his services. Sean Corcoran is co-manager of Fidelity Institutional Asset Management® Government Income Portfolio and receives compensation for his services. As of December 31, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FIAM or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index assigned to each fund or account and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR.

The portion of a portfolio manager’s bonus that is linked to the investment performance of Fidelity Institutional Asset Management® Government Income Portfolio is based on the Portfolio’s pre-tax investment performance measured against the 40% Bloomberg Barclays U.S. Treasury 5+ Year Index/25% Bloomberg Barclays U.S. Agency Index/35% Bloomberg Barclays U.S. MBS Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FIAM’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Frontier Mid Cap Growth Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Stephen M. Knightly, CFA	Registered Investment Companies	3	$3,171,902,527	1	$1,957,077,397
	Other Pooled Investment Vehicles	1	$191,722,142	0	N/A
	Other Accounts	33	$1,797,810,228	0	N/A

Christopher J. Scarpa	Registered Investment Companies	3	$3,171,902,527	1	$1,957,077,397
	Other Pooled Investment Vehicles	1	$191,722,142	0	N/A
	Other Accounts	33	$1,797,810,228	0	N/A

Material Conflicts of Interest

In connection with its management of clients’ accounts, Frontier is subject to a number of actual or apparent conflicts of interest. These conflicts may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different advisory fee arrangement (including any accounts that pay performance-based fees) or accounts in which the portfolio manager has a personal investment. In addition, conflicts may arise relating to the allocation of investments among accounts with similar investment objectives but managed by different portfolio managers.

Frontier’s portfolio managers typically manage multiple accounts. Generally, however, accounts within a particular investment strategy (e.g., mid cap growth) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in the same strategy with similar objectives, which tend to minimize the potential for conflicts of interest.

Frontier has adopted trade allocation and aggregation policies that seek to treat all clients fairly and equitably. These policies address the allocation of limited investment opportunities, such as IPOs, and the allocation of transactions and aggregations of orders across multiple accounts. Investment personnel of the firm or its affiliates may be permitted to be commercially or professionally involved with an issuer of securities. Any potential conflicts of interest from such involvement would be monitored for compliance with the firm’s Code of Ethics.

Compensation

Frontier’s portfolio manager compensation structure is designed to align the interest of portfolio managers with those of the shareholders whose assets they manage. Frontier’s portfolio manager compensation program consists of a base salary, annual bonus, and participation in company-funded retirement plans. In addition, all of Frontier’s portfolio managers are partners at Frontier, which entitles them to share in the firm’s profits and the long-term growth of the firm. The annual bonus is variable and based partially or primarily upon management-fee revenues generated from client accounts.

Harris Oakmark International Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
David G. Herro, CFA	Registered Investment Companies	11	$58,300,000,000	0	N/A
	Other Pooled Investment Vehicles	22	$8,800,000,000	0	N/A
	Other Accounts	49	$17,600,000,000	1	$142,200,000

Michael L. Manelli, CFA	Registered Investment Companies	7	$52,600,000,000	0	N/A
	Other Pooled Investment Vehicles	12	$4,100,000,000	0	N/A
	Other Accounts	28	$10,500,000,000	1	$142,200,000

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Portfolio and the other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different advisory fee arrangement (including any accounts that pay performance-based fees), accounts of affiliated companies, or accounts in which the portfolio manager has a personal investment. With respect to the allocation of investment opportunities, Harris Associates L.P. (“Harris”), the adviser to the Portfolio, makes decisions to recommend, purchase, sell or hold securities for all of its client accounts, including the Portfolio, based on the specific investment objectives, guidelines, restrictions and circumstances of each account. It is Harris’ policy to allocate investment opportunities to each account, including the Portfolio, over a period of time on a fair and equitable basis relative to its other accounts. With respect to the allocation of aggregated orders, each account that participates in the aggregated order will participate at the average share price, and where the order has not been completely filled, each institutional account, including the Portfolio, will generally participate on a pro rata basis.

Harris has compliance policies and procedures in place that it believes are reasonably designed to mitigate these conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

Compensation

David G. Herro and Michael L. Manelli are the portfolio managers of the Portfolio. Each of the portfolio managers is an employee of Harris. The portfolio managers are compensated solely by Harris. Compensation for each of the portfolio managers is based on Harris’ assessment of the individual’s long-term contribution to the investment success of Harris. Each portfolio manager receives a base salary and participates in a discretionary bonus pool. In addition, most of the portfolio managers also participate in a long-term compensation plan that provides current compensation to certain key employees and deferred compensation to both current and former key employees. The compensation plan consists of bonus units awarded to participants that vest and are paid out over a period of time.

The determination of the amount of each portfolio manager’s base salary and discretionary bonus pool participation and, where applicable, participation in the long-term compensation plan is based on a variety of qualitative and quantitative factors. The factor given the most significant weight is the subjective assessment of the individual’s contribution to the overall investment results of Harris’ domestic or international investment group, whether as a portfolio manager, a research analyst, or both.

The quantitative factors considered in evaluating the contribution of a portfolio manager include the performance of the portfolios managed by that individual relative to benchmarks, peers and other portfolio managers, as well as the assets under management in the accounts managed by the portfolio manager. The portfolio managers’ compensation is not based solely on an evaluation of the performance of the portfolios or the amount of assets under management. Performance is measured in a number of ways, including by portfolio and by strategy, and is compared to one or more of the following benchmarks: S&P 500, Russell Mid-Cap Value, Russell 1000® Value, Lipper Balanced, 60/40 S&P/Barclays (60% S&P 500 and 40% Bloomberg Barclays Bond Index), MSCI World Index, MCSI World ex-U.S. Index, MSCI World ex-U.S. Small Cap Index and Harris’ approved lists of stocks, depending on whether the portfolio manager manages portfolios in the particular strategy to which these benchmarks would be applicable. Performance is measured over shorter- and longer-term periods, including one year, three years, five years, ten years, since a portfolio’s inception or since a portfolio manager has been managing the portfolio, as applicable. Performance is measured on a pre-tax and after-tax basis to the extent such information is available.

If a portfolio manager also serves as a research analyst, then his compensation is also based on the contribution made to Harris in that role. The specific quantitative and qualitative factors considered in evaluating a research analyst’s contributions include, among other things, new investment ideas, the performance of investment ideas covered by the analyst during the current year as well as over longer-term periods, the portfolio impact of the analyst’s investment ideas, other contributions to the research process, and an assessment of the quality of analytical work. In addition, an individual’s other contributions to Harris, such as a role in investment thought leadership and management, are taken into account in the overall compensation process.

Invesco Balanced-Risk Allocation Portfolio, Invesco Comstock Portfolio and Invesco Small Cap Growth Portfolio

Other Accounts Managed

	Other Accounts Managed					Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category		Total Assets in Accounts in Category		Number of Accounts in Category	Total Assets in Accounts in Category
Mark Ahnrud, Invesco Balanced-Risk Allocation Portfolio	Registered Investment Companies	14		$10,225,000,000		0	N/A
	Other Pooled Investment Vehicles	16		$3,241,000,000		0	N/A
	Other Accounts	1		$100,000	[1]	0	N/A

Chris Devine, Invesco Balanced-Risk Allocation Portfolio	Registered Investment Companies	14		$10,225,000,000		0	N/A
	Other Pooled Investment Vehicles	16		$3,241,000,000		0	N/A
	Other Accounts	1	[1]	$100,000	[1]	0	N/A
Scott Hixon, Invesco Balanced-Risk Allocation Portfolio	Registered Investment Companies	14		$10,225,000,000		0	N/A
	Other Pooled Investment Vehicles	16		$3,241,000,000		0	N/A
	Other Accounts	1	[1]	$100,000	[1]	0	N/A

Christian Ulrich, Invesco Balanced-Risk Allocation Portfolio	Registered Investment Companies	14		$10,225,000,000		0	N/A
	Other Pooled Investment Vehicles	16		$3,241,000,000		0	N/A
	Other Accounts	1	[1]	$100,000	[1]	0	N/A

Scott Wolle, Invesco Balanced-Risk Allocation Portfolio	Registered Investment Companies	14		$10,225,000,000		0	N/A
	Other Pooled Investment Vehicles	22		$8,272,700,000		0	N/A
	Other Accounts	1	[1]	$100,000	[1]	0	N/A

Juan Hartsfield, Invesco Small Cap Growth Portfolio	Registered Investment Companies	5		$6,422,400,000		0	N/A
	Other Pooled Investment Vehicles	2		$1,862,700,000		0	N/A
	Other Accounts	1	[1]	$100,000	[1]	0	N/A

Clay Manley, Invesco Small Cap Growth Portfolio	Registered Investment Companies	4		$5,128,200,000		0	N/A
	Other Pooled Investment Vehicles	0		N/A		0	N/A
	Other Accounts	0		N/A		0	N/A

Kevin Holt, Invesco Comstock Portfolio	Registered Investment Companies	6		$16,697,800,000		0	N/A
	Other Pooled Investment Vehicles	1		$24,900,000		6	$16,697,800,000
	Other Accounts	3,874		$670,300,000	[1]	0	N/A

	Other Accounts Managed				Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category		Number of Accounts in Category	Total Assets in Accounts in Category
Devin Armstrong, Invesco Comstock Portfolio	Registered Investment Companies	6	$16,697,800,000		0	N/A
	Other Pooled Investment Vehicles	0	N/A		0	N/A
	Other Accounts	3,874	$670,300,000	[1]	0	N/A

Charles DyReyes, Invesco Comstock Portfolio	Registered Investment Companies	6	$16,697,800,000	[1]	0	N/A
	Other Pooled Investment Vehicles	0	N/A		0	N/A
	Other Accounts	3,874	$670,300,000	[1]	0	N/A

James Warwick, Invesco Comstock Portfolio	Registered Investment Companies	6	$16,697,800,000[1]		0	N/A
	Other Pooled Investment Vehicles	0	N/A		0	N/A
	Other Accounts	3,874	$670,300,000	[1]	0	N/A

[1]

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and /or other accounts may be presented with one or more of the following potential conflicts:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Invesco and the Invesco Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•

Invesco determines which broker to use to execute each order for securities transactions for the funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

•

Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts for which a portfolio manager has day-to-day management responsibilities.

Invesco and the funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available considering investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Sub-Advisor	Performance time period(i)
Invesco(ii)(iii)	One-, Three- and Five-year performance against Fund peer group.

(i)	Rolling time periods based on calendar year end.
(ii)	Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible funds selected by the manager at the time the award is granted.
(iii)	Portfolio Managers for Invesco Comstock Portfolio’s compensation is based on the one-, three- and five-year performance against the fund’s peer group. Furthermore, for the portfolio manager(s) formerly managing the predecessor fund(s) to the Portfolio in this footnote (iii), they also have a ten-year performance measure.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Deferred / Long Term Compensation. Portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain Invesco Funds with a four-year pro-rata vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. The vesting period aligns the interests of the portfolio manager with the long-term interests of clients and shareholders, and creates an incentive to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

Jennison Growth Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category(1)	Total Assets in Accounts in Category(1)	Number of Accounts in Category	Total Assets in Accounts in Category
Kathleen A. McCarragher,	Registered Investment Companies	12	$41,769,703,000	2	$3,586,870,000
	Other Pooled Investment Vehicles	2	$758,007,000	0	N/A
	Other Accounts	11	$1,583,913,000	0	N/A

Spiros Segalas,	Registered Investment Companies	15	$44,008,880,000	0	N/A
	Other Pooled Investment Vehicles	4	$951,736,000	0	N/A
	Other Accounts	2	$645,808,000	0	N/A

Michael A. Del Balso,	Registered Investment Companies	9	$12,633,088,000	0	N/A
	Other Pooled Investment Vehicles	5	$2,058,957,000	0	N/A
	Other Accounts(2)	2	$110,101,000	0	N/A

(1)	Excludes performance fee accounts.
(2)	“Other accounts” excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

Material Conflicts of Interest

Jennison manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management can create an incentive for Jennison and its investment professionals to favor one account over another. Specifically, Jennison has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

Other types of side-by-side management of multiple accounts can also create incentives for Jennison to favor one account over another. Examples are detailed below, followed by a discussion of how Jennison addresses these conflicts.

•

Long only accounts/long-short accounts: Jennison manages accounts in strategies that only hold long securities positions as well as accounts in strategies that are permitted to sell securities short. Jennison may hold a long position in a security in some client accounts while selling the same security short in other client accounts. For example, Jennison permits quantitatively hedged strategies to short securities that are held long in other strategies. Additionally, Jennison permits securities that are held long in quantitatively derived strategies to be shorted by other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short.

•

Multiple strategies: Jennison may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Jennison may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in Jennison’s management of multiple accounts side-by-side.

•

Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers: Jennison manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts. Jennison could have an incentive to favor its affiliated accounts over unaffiliated accounts. Additionally, Jennison’s affiliates may provide initial funding or otherwise invest in vehicles managed by Jennison. When an affiliate provides “seed capital” or other capital for a fund or account, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund or account. Jennison typically requests seed capital to start a track record for a new strategy or product. Managing “seeded” accounts alongside “non-seeded” accounts can create an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, Jennison’s affiliated investment advisers could allocate their asset allocation clients’ assets to Jennison. Jennison could favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.

•

Non-discretionary accounts or models: Jennison provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. Recommendations for some non-discretionary models that are derived from discretionary portfolios are communicated after the discretionary portfolio has traded. The non-discretionary clients could be disadvantaged if Jennison delivers the model investment portfolio to them after Jennison initiates trading for the discretionary clients, or vice versa.

•

Higher fee paying accounts or products or strategies: Jennison receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising nondiscretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others. The differences in revenue that Jennison receives could create an incentive for Jennison to favor the higher fee paying or higher revenue generating account or product or strategy over another.

•

Personal interests: The performance of one or more accounts managed by Jennison’s investment professionals is taken into consideration in determining their compensation. Jennison also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest. These factors could create an incentive for

Jennison to favor the accounts where it has a personal interest over accounts where Jennison does not have a personal interest.

How Jennison Addresses These Conflicts of Interest

The conflicts of interest described above could create incentives for Jennison to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, time, aggregation and timing of investments. Portfolios in a particular strategy with similar objectives are managed similarly to the extent possible. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.

Additionally, Jennison has developed policies and procedures that seek to address, mitigate and assess these conflicts of interest. Jennison cannot guarantee, however, that its policies and procedures will detect and prevent, or lead to the disclosure of, each and every situation in which a conflict may arise.

•

Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as initial public offerings (IPOs) and new issues, the allocation of transactions across multiple accounts, and the timing of transactions between its non-wrap accounts and its wrap fee accounts.

•

Jennison has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long in other fundamental portfolios.

•

Jennison has adopted procedures to review allocations or performance dispersion between accounts with performance fees and non-performance fee based accounts and to review overlapping long and short positions among long accounts and long-short accounts.

•	Jennison has adopted a code of ethics and policies relating to personal trading.

•	Jennison provides disclosure of these conflicts as described in its Form ADV.

Compensation

Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Jennison recognizes individuals for their achievements and contributions and continues to promote those who exemplify the same goals and level of commitment that are benchmarks of the organization. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. Overall firm profitability determines the size of the investment professional compensation pool. In general, the discretionary cash bonus represents most of an investment professional’s compensation.

Jennison sponsors a profit sharing retirement plan for all eligible employees. The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law. In addition to eligibility to participate in retirement and welfare plans, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross-of-fee pre-tax performance of accounts or composites of accounts managed by Jennison.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Not all factors are applicable to every investment professional, and there is no particular weighting or formula for considering the factors.

The factors reviewed for the portfolio managers are listed below.

The quantitative factors reviewed for the portfolio managers may include:

•

One-, three-, five-year and longer term pre-tax investment performance groupings of accounts managed by the portfolio manager in the same strategy (composite) relative to market conditions, pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible. Some portfolio managers may manage or contribute ideas to more than one product strategy, and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation.

•

The investment professional’s contribution to client portfolio’s pre-tax one-, three-, five-year and longer-term performance from the investment professional’s recommended stocks relative to market conditions, the strategy’s passive benchmarks, and the investment professional’s respective coverage universes.

The qualitative factors reviewed for the portfolio managers may include:

•	The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;

•	Historical and long-term business potential of the product strategies;

•	Qualitative factors such as teamwork and responsiveness; and

•

Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation.

JPMorgan Core Bond Portfolio, JPMorgan Global Active Allocation Portfolio and JPMorgan Small Cap Value Portfolio

Other Accounts Managed

	Other Accounts Managed*			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Jeffrey A. Geller, CFA, JPMorgan Global Active Allocation	Registered Investment Companies	31	$90,993,710,000	0	N/A
	Other Pooled Investment Vehicles	32	$35,756,364,000	0	N/A
	Other Accounts	5	$7,921,387,000	0	N/A

Michael Feser, CFA, JPMorgan Global Active Allocation Portfolio	Registered Investment Companies	11	$23,134,903,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

	Other Accounts Managed*			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Jonathan Cummings, CFA, JPMorgan Global Active Allocation Portfolio	Registered Investment Companies	8	$3,247,716,000	0	N/A
	Other Pooled Investment Vehicles	44	$6,971,911,000	0	N/A
	Other Accounts	17	$4,714,569,000	0	N/A

Grace Koo, Ph.D., JPMorgan Global Active Allocation Portfolio	Registered Investment Companies	8	$17,717,059,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Matthew Cummings, CFA, JPMorgan Global Active Allocation Portfolio	Registered Investment Companies	3	$1,039,422,000	0	N/A
	Other Pooled Investment Vehicles	9	$8,202,208,000	0	N/A
	Other Accounts	0	N/A	0	N/A

Barbara Miller, JPMorgan Core Bond Portfolio	Registered Investment Companies	11	$39,953,156,000	0	N/A
	Other Pooled Investment Vehicles	2	$10,328,067,000	0	N/A
	Other Accounts	11	$534,835,000	0	N/A

Peter D. Simons, CFA, JPMorgan Core Bond Portfolio	Registered Investment Companies	13	$38,802,649,000	0	N/A
	Other Pooled Investment Vehicles	5	$11,318,164,000	0	N/A
	Other Accounts	38	$8,874,006,000	1	$59,004,000

Richard D. Figuly, JPMorgan Core Bond Portfolio	Registered Investment Companies	16	$26,300,706,000	0	N/A
	Other Pooled Investment Vehicles	13	$3,793,179,000	0	N/A
	Other Accounts	15	$5,226,897,000	1	$1,056,281,000

Dennis Ruhl, CFA, JPMorgan Small Cap Value Portfolio	Registered Investment Companies	25	$16,102,814,000	0	N/A
	Other Pooled Investment Vehicles	9	$2,044,189,000	2	$1,329,427,000
	Other Accounts	16	$1,672,566,000	0	N/A

Phillip Hart, CFA, JPMorgan Small Cap Value Portfolio	Registered Investment Companies	16	$8,906,996,000	0	N/A
	Other Pooled Investment Vehicles	3	$1,047,693,000	0	N/A
	Other Accounts	11	$1,380,085,000	0	N/A

*	The total value and number of accounts managed by the portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Material Conflict of Interest

The chart above shows the number, type and market value as of a specified date of the accounts other than the Portfolios that are managed by the Portfolios’ portfolio managers. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolios (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Subadviser’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

JPMorgan and/or its affiliates (“JPMorgan Chase”) perform investment services, including rendering investment advice, to varied clients. JPMorgan, JPMorgan Chase and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients. It is JPMorgan’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of JPMorgan’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.

JPMorgan, JPMorgan Chase, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMorgan and/or JPMorgan Chase. JPMorgan and/or JPMorgan Chase, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMorgan is not required to purchase or sell for any client account securities that it, JPMorgan Chase, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of JPMorgan, or JPMorgan Chase or its clients.

The Subadviser and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to a Portfolio or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Subadviser and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Subadviser or its affiliates could be viewed as having a conflict of interest to the extent that the Subadviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Subadviser’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Subadviser and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Subadviser or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Subadviser and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Subadviser’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Subadviser or its affiliates manage accounts that engage in short sales of securities of the type in which a Portfolio invests, the Subadviser or its affiliates could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, the Subadviser or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Subadviser or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Portfolio from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Portfolio’s objectives.

The goal of the Subadviser and its affiliates is to meet their fiduciary obligation with respect to all clients. The Subadviser and its affiliates have policies and procedures that seek to manage conflicts. The Subadviser and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Subadviser’s Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, the Subadviser and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Subadviser’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Subadviser and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, the Subadviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Subadviser or its affiliates so that fair and equitable allocation will occur over time.

Compensation

JPMorgan’s portfolio managers participate in a competitive compensation program that is designed to attract, retain and motivate talented people and closely link the performance of investment professionals to client investment objectives. JPMorgan manages compensation on a total compensation basis, the components being base salary fixed from year to year and a variable discretionary incentive award. Base salaries are reviewed annually and awarded based on individual performance and business results taking into account level and scope of position, experience and market competitiveness. The variable discretionary performance based incentive award consists of cash incentives and deferred compensation which includes mandatory notional investments (as described below) in selected mutual funds advised by JPMorgan or its affiliates (“Mandatory Investment Plan”). These elements reflect individual performance and the performance of JPMorgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages, individual contribution relative to client risk and return objectives, and adherence with JPMorgan’s compliance, risk and regulatory procedures. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the pre-tax performance of the funds (or the portion of the funds managed by the portfolio manager) is compared to the appropriate market peer group and to the competitive indices JPMorgan has identified for the investment strategy over one, three and five year periods (or such shorter time as the portfolio manager has managed the funds). Investment performance is generally more heavily weighted to the long-term.

Deferred compensation granted as part of an employee’s annual incentive compensation comprises from 0% to 60% of a portfolio manager’s total performance based incentive. As the level of incentive compensation increases, the percentage of compensation awarded in deferred incentives also increases. JPMorgan’s portfolio managers are required to notionally invest a certain percentage of their deferred compensation (typically 20% to 50% depending on the level of compensation) into the selected funds they manage. The remaining portion of the non-cash incentive is elective and may be notionally invested in any of the other mutual funds available in the Mandatory Investment Plan, which may include JPMorgan restricted stock units, depending on the employee’s election. When these awards vest over time (typically 3 years), the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds or shares of JPMorgan common stock.

Loomis Sayles Global Markets Portfolio, Loomis Sayles Small Cap Core Portfolio and Loomis Sayles Small Cap Growth Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Daniel J. Fuss, CFA, CIC, Loomis Sayles Global Markets Portfolio	Registered Investment Companies	14	$35,958,439,673	0	N/A
	Other Pooled Investment Vehicles	10	$2,513,194,015	0	N/A
	Other Accounts	133	$18,817,761,208	4	$818,062,971

Eileen N. Riley, CFA, Loomis Sayles Global Markets Portfolio	Registered Investment Companies	1	$1,332,121,434	0	N/A
	Other Pooled Investment Vehicles	4	$614,043,450	0	N/A
	Other Accounts	21	$400,074,289	0	N/A

Lee M. Rosenbaum, Loomis Sayles Global Markets Portfolio	Registered Investment Companies	1	$1,332,121,434	0	N/A
	Other Pooled Investment Vehicles	4	$614,043,450	0	N/A
	Other Accounts	16	$401,540,178	0	N/A

David Rolley, CFA, Loomis Sayles Global Markets Portfolio	Registered Investment Companies	3	$1,341,572,404	0	N/A
	Other Pooled Investment Vehicles	42	$8,993,841,076	1	$296,856,483
	Other Accounts	69	$15,084,354,892	6	$6,528,706,407

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
John J. Slavik, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio	Registered Investment Companies	3	$1,421,678,957	0	N/A
	Other Pooled Investment Vehicles	1	$338,747,168	0	N/A
	Other Accounts	29	$740,056,571	0	N/A

Mark F. Burns, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio	Registered Investment Companies	3	$1,421,678,957	0	N/A
	Other Pooled Investment Vehicles	1	$338,747,168	0	N/A
	Other Accounts	26	$740,749,455	0	N/A

Joseph R. Gatz, Loomis Sayles Small Cap Core Portfolio	Registered Investment Companies	2	$1,297,543,965	0	N/A
	Other Pooled Investment Vehicles	1	$396,322,435	0	N/A
	Other Accounts	56	$1,585,730,985	0	N/A

Jeffrey Schwartz, Loomis Sayles Small Cap Core Portfolio	Registered Investment Companies	2	$1,297,543,965	0	N/A
	Other Pooled Investment Vehicles	1	$396,322,435	0	N/A
	Other Accounts	64	$1,572,495,901	0	N/A

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Portfolios and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Portfolios, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in Loomis Sayles’ Brokerage Allocation Policies and Procedures and Loomis Sayles’ Trade Aggregation and Allocation Policies and Procedures.

Compensation

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components — base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan.

Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and personal conduct. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total for fixed-income managers and 70% for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the Chief Investment Officer (“CIO”) and senior management. The CIO and senior management evaluate these other factors annually.

Equity managers. While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of Loomis Sayles’ institutional composites to the performance of the applicable Morningstar peer group and/or the Lipper universe. Generally speaking the performance of the respective product’s fund is compared against the applicable Morningstar peer group and/or the Lipper universe. To the extent the majority of assets managed in the fund strategy are for institutional separate accounts, the eVestment Alliance institutional peer group will also be used as an additional comparison. In situations where substantially all of the assets for the strategy are institutional, the institutional peer group will be used as the primary method of comparison. A manager’s performance relative to the peer group for the 1, 3, and 5 year periods (3 and 5 or 10 years for large cap growth, all cap growth and global growth), or since the start of the manager’s tenure, if shorter, is used to calculate the amount of variable compensation payable due to performance. Longer term performance is typically weighted more than shorter-term performance (1 year or 3 years for large cap growth, all cap growth and global growth). In addition, the performance measurement for equity compensation usually incorporates a consistency metric using longer term (3, 5, etc.) rolling returns compared to the peer group over a sustained measurement period (5, 7, etc. years); however the exact method may be adjusted to a product’s particular style. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative revenue of accounts represented in each product. An external benchmark is used as a secondary comparison. The benchmarks used for the equity investment styles utilized for Loomis Sayles Global Market Portfolio are the Russell 1000® Value Index and the Russell 1000® Growth Index. The benchmarks used for the investment styles utilized for Loomis Sayles Small Cap Core Portfolio is the Russell 2000® Value Index (for the small cap value portion of the Portfolio) and the Russell 2000® Growth Index (for the small cap growth portion of the Portfolio). The benchmark used for the investment style utilized for Loomis Sayles Small Cap Growth Portfolio is the Russell 2000 Growth Index.

In cases where the institutional peer groups are used, Loomis Sayles believes they represent the most competitive product universe while closely matching the investment styles offered by the Loomis Sayles fund.

In addition to the compensation described above, portfolio managers may receive additional compensation based on the overall growth of their strategies.

Fixed-Income Managers. While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed-income managers is measured by comparing the performance of Loomis Sayles’ institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. The external benchmark used for the investment style utilized by each fund is noted below. The customized peer group is created by Loomis Sayles and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years, or seven years for some products, is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, Loomis Sayles analyzes the five or seven year performance on a rolling three year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative revenue size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as a point of comparison for fixed-income manager performance because it believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by Loomis Sayles.

The external benchmark used for the fixed income investment style utilized by the Loomis Sayles Global Market Portfolio is the MSCI All Country Index & Citigroup World Government Bond Index.

Mr. Fuss’s compensation is also based on his overall contributions to Loomis Sayles in his various roles as Senior Portfolio Manager, Vice Chairman and Director. As a result of these factors, the contribution of investment performance to Mr. Fuss’ total variable compensation may be significantly lower than the percentage reflected above.

In addition to the compensation described above, portfolio managers may receive additional compensation based on the overall growth of their strategies.

General

Most mutual funds do not directly contribute to a portfolio manager’s overall compensation because a Loomis Sayles uses the performance of the portfolio manager’s institutional accounts compared to an institutional peer group. However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. The plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement a participant will receive a multi-year payout for his or her vested units; and

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan is similarly constructed although the participants’ annual participation in company earnings is deferred for two years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there are no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan.

The plan was initially offered to portfolio managers and over time the scope of eligibility widened to include other key investment professionals. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers may also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Hugh Young, CFA	Registered Investment Companies	23	$12,552,380,000	0	N/A
	Other Pooled Investment Vehicles	81	$43,570,510,000	1	$424,760,000
	Other Accounts	115	$33,830,750,000	16	$5,641,250,000

Devan Kaloo	Registered Investment Companies	13	$10,963,560,000	0	N/A
	Other Pooled Investment Vehicles	25	$19,839,840,000	0	N/A
	Other Accounts	58	$17,845,050,000	7	$1,102,520,000

Joanne Irvine	Registered Investment Companies	13	$10,963,560,000	0	N/A
	Other Pooled Investment Vehicles	25	$19,839,840,000	0	N/A
	Other Accounts	58	$17,845,050,000	7	$1,102,520,000

Mark Gordon-James, CFA	Registered Investment Companies	13	$10,963,560,000	0	N/A
	Other Pooled Investment Vehicles	25	$19,839,840,000	0	N/A
	Other Accounts	58	$17,845,050,000	7	$1,102,520,000

Flavia Cheong, CFA	Registered Investment Companies	23	$15,552,380,000	0	N/A
	Other Pooled Investment Vehicles	81	$43,570,510,000	1	$424,760,000
	Other Accounts	115	$33,830,750,000	16	$5,641,250,000

Material Conflicts of Interest

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Portfolio. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, Aberdeen believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for the Portfolio also may be appropriate for other investment accounts managed by Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of Aberdeen that the benefits from the Aberdeen organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. Aberdeen has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

With respect to non-discretionary model delivery accounts, Aberdeen will deliver model changes subsequent to commencing trading on behalf of discretionary accounts. Model changes are typically delivered on a security by security basis. The timing of such delivery is determined by Aberdeen and will depend on the anticipated market impact of trading. Market impact includes, but is not limited to, factors such as liquidity and price impact. When minimal market impact is anticipated, Aberdeen typically delivers security level model changes after such time when approximately two-thirds of the full discretionary order has been executed. Although Aberdeen anticipates delivering model changes of such securities after approximately two-thirds of the discretionary order has been executed, Aberdeen may deliver model changes prior to or substantially after two-thirds have been executed depending on prevailing market conditions and trader discretion. With respect to securities for which Aberdeen anticipates a more significant market impact, Aberdeen intends to withhold model delivery changes until such time when the entire discretionary order has been fully executed. Anticipated market impact on any given security is determined at the sole discretion of Aberdeen based on prior market experience and current market conditions. Actual market impact may vary significantly from anticipated market impact. Notwithstanding the aforementioned, Aberdeen may provide order instructions simultaneously or prior to completion of trading for other accounts if the trade represents a relatively small proportion of the average daily trading volume of the particular security or other instrument.

Aberdeen does not trade for non-discretionary model delivery clients. Because model changes may be delivered to non-discretionary model clients prior to the completion of Aberdeen’s discretionary account trading, Aberdeen may compete against these clients in the market when attempting to execute its orders for its discretionary accounts. As a result, discretionary clients may experience negative price and liquidity impact due to multiple market participants attempting to trade in a similar direction on the same security.

Timing delays or other operational factors associated with the implementation of trades may result in non-discretionary and model delivery clients receiving materially different prices relative to other client accounts. This may create performance dispersions within accounts with the same or similar investment mandate.

Aberdeen does not currently have any model delivery clients in the Portfolio’s strategy but may in the future. Investment decisions for other strategies that have model delivery clients, however, may cause the Portfolio to compete against such model delivery clients that hold and trade in a same security as the Portfolio.

Compensation

Aberdeen’s remuneration policies are designed to support our business strategy as a leading international asset manager. The objective is to attract, retain and reward talented individuals for the delivery of sustained, superior returns for our clients and shareholders. Aberdeen operates in a highly competitive international employment market, and aims to maintain its strong track record of success in developing and retaining talent.

The policy is to recognize corporate and individual achievements each year through an appropriate annual bonus scheme. The aggregate value of awards in any year is dependent on the Aberdeen Group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards which are payable to all members of staff are determined by a rigorous assessment of achievement against defined objectives.

A long-term incentive plan for key staff and senior employees comprises of a mixture of cash and deferred shares in Aberdeen PLC or select Aberdeen funds (where applicable). Overall compensation packages are designed to be competitive relative to the investment management industry.

Base Salary

Aberdeen’s policy is to pay a fair salary commensurate with the individual’s role, responsibilities and experience, and having regard to the market rates being offered for similar roles in the asset management sector and other comparable companies. Any increase is generally to reflect inflation and is applied in a manner consistent with other Aberdeen employees; any other increases must be justified by reference to promotion or changes in responsibilities.

Annual Bonus

The Remuneration Committee of Aberdeen determines the key performance indicators that will be applied in considering the overall size of the bonus pool. In line with practice amongst other asset management companies, individual bonuses are not subject to an absolute cap. However, the aggregate size of the bonus pool is dependent on the group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards are determined by a rigorous assessment of achievement against defined objectives, and are reviewed and approved by the Remuneration Committee.

Aberdeen has a deferral policy which is intended to assist in the retention of talent and to create additional alignment of executives’ interests with Aberdeen’s sustained performance and, in respect of the deferral into funds, managed by Aberdeen, to align the interest of asset managers with our clients.

Staff performance is reviewed formally at least once a year. The review process evaluates the various aspects that the individual has contributed to Aberdeen, and specifically, in the case of portfolio managers, to the relevant investment team. Discretionary bonuses are based on client service, asset growth and the performance of the respective portfolio manager. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated.

In the calculation of a portfolio management team’s bonus, Aberdeen takes into consideration investment matters (which include the performance of funds, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations. To the extent performance is factored in, such performance is not judged against any specific benchmark and is evaluated over the period of a year — January to December. The pre- or after-tax performance of an individual account is not considered in the determination of a portfolio manager’s discretionary bonus; rather the review process evaluates the overall performance of the team for all of the accounts the team manages.

Portfolio manager performance on investment matters is judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process. A combination of the team’s and individual’s performance is considered and evaluated.

Although performance is not a substantial portion of a portfolio manager’s compensation, Aberdeen also recognizes that fund performance can often be driven by factors outside one’s control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of our core process by sticking to disciplines and processes set, regardless of momentum and ‘hot’ themes. Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen environment. Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, such trend would be identified via Aberdeen’s dynamic compliance monitoring system.

Brighthouse/Artisan International Portfolio and Brighthouse/Artisan Mid Cap Value Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
James C. Kieffer, Brighthouse/Artisan Mid Cap Value Portfolio	Registered Investment Companies	3	$6,100,000,000	0	N/A
	Other Pooled Investment Vehicles	2	$9,000,000,000	0	N/A
	Other Accounts	9	$1,500,000,000	0	N/A

Thomas A. Reynolds IV, Brighthouse/Artisan Mid Cap Value Portfolio	Registered Investment Companies	3	$6,100,000,000	0	N/A
	Other Pooled Investment Vehicles	2	$9,000,000,000	0	N/A
	Other Accounts	9	$1,500,000,000	0	N/A

Daniel L. Kane, Brighthouse/Artisan Mid Cap Value Portfolio	Registered Investment Companies	3	$6,100,000,000	0	N/A
	Other Pooled Investment Vehicles	2	$9,000,000,000	0	N/A
	Other Accounts	9	$1,500,000,000	0	N/A

Mark L. Yockey, CFA Brighthouse/Artisan International Portfolio	Registered Investment Companies	7	$15,400,000,000	0	N/A
	Other Pooled Investment Vehicles	7	$3,200,000,000	0	N/A
	Other Accounts	37	$9,500,000,000	2	$612,000,000

Charles-Henri Hamker, Brighthouse/Artisan International Portfolio	Registered Investment Companies	7	$15,400,000,000	0	N/A
	Other Pooled Investment Vehicles	7	$3,200,000,000	0	N/A
	Other Accounts	37	$9,500,000,000	2	$612,000,000

Andrew J. Euretig, Brighthouse/Artisan International Portfolio	Registered Investment Companies	7	$15,400,000,000	0	N/A
	Other Pooled Investment Vehicles	7	$3,200,000,000	0	N/A
	Other Accounts	35	$9,300,000,000	2	$612,000,000

Material Conflicts of Interest

Artisan Partners’ portfolio managers manage portfolios for multiple clients within their respective strategies. These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds and foundations) and other private pooled investment vehicles. There are a number of ways in which the interests of Artisan Partners, its portfolio managers and its other personnel might conflict with the interests of the Portfolio and its shareholders, including:

Sharing of Personnel, Services, Research and Advice among Clients. Because all client accounts within each strategy managed by Artisan Partners are managed similarly, substantially all of the research and portfolio management activities conducted by the investment teams benefit all clients within the particular strategy. Artisan Partners’ administrative and operational personnel divide their time among services to Artisan Partners’ clients.

Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. To prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners generally does not accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates. Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.

With prior written approval, Artisan Partners may allow its personnel to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material non-public information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners staff member is a director, except that such staff member may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Portfolios if the Artisan Partners staff member were not a director.

Side-by-Side Management. Potential conflicts of interest may arise in the management of multiple investment strategies by a single investment team. For instance, an investment team may provide advice to accounts in one investment strategy that may differ from advice given to accounts in another investment strategy. If an investment team identifies a limited investment opportunity that may be suitable for more than one strategy, a strategy may not be able to take full advantage of that opportunity.

There also may be circumstances when an investment team has an incentive to devote more time or resources to, or to implement different ideas in, one strategy over another. An investment team may also execute transactions for one strategy that may adversely impact the value of securities held by a different strategy or team. For example, an investment team may engage in short sales of securities of an issuer in which the Portfolio it manages also invests. In such a case, the investment team could be seen as harming the performance of the Portfolio for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Artisan Partners maintains policies and procedures and internal review processes designed to mitigate potential conflicts of interest arising from side-by-side investment management.

Allocation and Aggregation of Portfolio Transactions among Clients. Artisan Partners seeks to treat all of the firm’s clients fairly when allocating investment opportunities among clients. Artisan Partners has compliance policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities, which are reviewed regularly by Artisan Partners. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability (for example, initial public offerings) and allocation of investment opportunities generally, could raise a potential conflict of interest. The potential conflicts between accounts in a strategy are mitigated because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for client-imposed restrictions and limitations). Nevertheless, investment opportunities may be allocated differently among accounts in a strategy due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons. In addition, there also are instances where a particular security is held by, or appropriate for, more than one investment strategy (“cross holdings”) due to the overlap of their investment universes; however, investment decisions for each strategy, including the Portfolio, are generally made by the relevant investment team independently of investment decisions for another strategy in light of differing considerations.

“Same way” transactions (that is, all buys or all sells) in a security held by more than one account in a strategy are generally aggregated across all participating accounts in the strategy and same way transactions may be aggregated across accounts in different strategies when Artisan Partners considers doing so appropriate and practicable under the circumstances (for example, Artisan Partners has established certain information barriers and policies between certain of its investment teams that would make trade aggregation impracticable). On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, the trader works both trades in the market at the same time, subject to the requirements of Artisan Partners’ trading procedures. When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will seek to mitigate the risk of inadvertent cross trades by (i) utilizing different brokers or venues or (ii) utilizing brokers or venues that maintain crossing prevention controls.

Exceptions to Artisan Partners’ allocation procedures may be made in identified circumstances by Artisan Partners’ traders or with approval in advance by one of certain designated members of Artisan Partners’ management who are not part of the portfolio management process.

Fees. Like the fees Artisan Partners receives from the Portfolios, the fees Artisan Partners receives as compensation from other clients are typically calculated as a percentage of a client’s assets under management. However, Artisan Partners may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan Partners performance against an agreed upon benchmark, and may be adjusted upwards or downwards from a base fee), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. Artisan Partners receives performance-based fees or allocations from private funds sponsored by Artisan Partners. Across all of its investment strategies, Artisan Partners had six accounts with performance-based fees as of December 31, 2017. One of those separate accounts is managed in the non-U.S. growth strategy and one is managed in the global equity strategy. Although Artisan Partners may have an incentive to manage the assets of accounts with performance-based fees differently from its other accounts, Artisan Partners has in place policies and procedures that seek to mitigate such conflicts.

Portfolio Transactions and Soft Dollars. As an investment adviser, Artisan Partners has an obligation to seek best execution for clients that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan Partners’ investment decisions for the benefit of its clients.

Artisan Partners may use client commissions to pay for brokerage and research services (often referred to as “soft dollars”) if Artisan Partners determines that such items meet the criteria outlined in its commission management policy and do not impair its duty to seek best execution. Artisan Partners does not consider, in selecting broker-dealers to be used in effecting securities transactions for a Portfolio, whether Artisan Partners or its affiliates received client referrals from the broker-dealer.

Artisan Partners has potential conflicts of interest arising from its execution of portfolio transactions and use of soft dollars. Artisan Partners has adopted procedures with respect to soft dollars, which are included in Artisan Partners’ compliance program.

Proprietary and Personal Investments and Code of Ethics. Artisan Partners’ proprietary accounts also may present potential conflicts of interest with Artisan Partners’ clients. Artisan Partners from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Proprietary accounts that exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more proprietary accounts and the accounts of the firm’s clients, all portfolio transactions generally are aggregated, where applicable, and allocated pro rata among participating accounts.

Personal transactions are subject to Artisan Partners’ Code of Ethics, which generally provides that personnel of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code requires pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement). The Code provides that Artisan Partners’ compliance team may deny pre-approval for transactions that the compliance team believes may present a conflict of interest with client transactions.

In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan Partners’ compliance department quarterly or more frequently. Artisan Partners reviews those reports for conflicts, or potential conflicts, with client transactions.

The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.

Proxy voting. Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of the Portfolios. As described in its proxy voting policy, Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners or its affiliate manages assets for the issuer or an affiliate of the issuer and also recommends that the Portfolios invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Partners Funds, Inc., a registered investment company to which Artisan Partners acts as investment adviser, or an employee of Artisan Partners or its affiliate; (iii) Artisan Partners or its affiliate is actively soliciting that issuer or an affiliate of the issuer as a client and the Artisan Partners employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an Artisan Partners employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners or its affiliate, or an employee of Artisan Partners or its affiliate, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy. Artisan Partners’ proxy voting policy contains procedures that must be followed in the event such relationships are identified in order to avoid or minimize conflicts of interest that otherwise may result in voting proxies for Artisan Partners’ clients.

Transactions with Brighthouse. Prior to the appointment of Artisan Partners as subadviser to the Brighthouse/Artisan Mid Cap Value Portfolio, an affiliate of Brighthouse Investment Advisers, LLC purchased debt securities issued by Artisan Partners and participated in the refinancing of that debt in August 2012. As a result of those refinancing transactions, affiliates of Brighthouse Investment Advisers, LLC hold debt securities of Artisan Partners as of the date of this Statement of Additional Information. Although these investments represent a potential conflict of interest for Brighthouse Investment Advisers, LLC, Brighthouse Investment

Advisers, LLC will not take into account its affiliate’s interest in those securities in fulfilling its duties and obligations as the investment adviser to the Brighthouse/Artisan Mid Cap Value Portfolio and Brighthouse/Artisan International Portfolio.

Compensation

An Artisan Partners portfolio manager is compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to the firm’s fee revenues generated by all accounts included within the manager’s investment strategy or strategies, including the Portfolios in their respective strategies. A portfolio manager may also receive a portion of the performance fee revenues or allocations from private funds sponsored by Artisan Partners.

Artisan Partners’ portfolio managers also participate in group life, health, medical reimbursement and retirement plans that are generally available to all salaried associates.

Brighthouse/Dimensional International Small Company Portfolio

In accordance with the team approach used to manage the Brighthouse/Dimensional International Small Company Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolio based on the parameters established by the Investment Committee. Joseph H. Chi, Jed S. Fogdall, Arun Keswani and Bhanu Singh coordinate the efforts of all other portfolio managers and traders with respect to the day-to-day management of the Portfolio and other international equity portfolios managed by Dimensional.

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Joseph H. Chi	Registered Investment Companies	119	$396,832,802,192	0	N/A
	Other Pooled Investment Vehicles	19	$16,177,214,523	1	$218,938,526
	Other Accounts	84	$33,072,546,378	6	$3,346,314,482

Jed S. Fogdall	Registered Investment Companies	119	$396,832,802,192	0	N/A
	Other Pooled Investment Vehicles	19	$16,177,214,523	1	$218,938,526
	Other Accounts	84	$33,072,546,378	6	$3,346,314,482

Arun Keswani	Registered Investment Companies	16	$50,818,712,003	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	12	$5,260,056,340	3	$2,488,460,831

Bhanu Singh	Registered Investment Companies	45	$193,916,132,280	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	1	$156,137,155	0	N/A

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to multiple accounts. In addition to the Portfolio, these accounts may include registered mutual funds, other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolio. Actual or apparent conflicts of interest include:

Time Management. The management of the Portfolio and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolio and/or Accounts. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the Portfolio.

Investment Opportunities. It is possible that at times identical securities will be held by the Portfolio and one or more Accounts. However, positions in the same security may vary and the length of time that the Portfolio or an Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Portfolio and one or more Accounts, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Portfolio and other eligible Accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across the Portfolio and other Accounts.

Broker Selection. With respect to securities transactions for the Portfolio, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for the Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or an Account.

Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages, and a conflict may arise where he or she may therefore have an incentive to treat an Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolios or other Accounts for which he or she has portfolio management responsibilities.

Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

Dimensional’s portfolio managers receive a base salary and a bonus. Compensation of a portfolio manager is determined at the discretion of Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that they manage. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

Base salary. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.

Semi-annual bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of Dimensional’s stock as determined from time to time by the Board of Directors of Dimensional or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all Dimensional employees.

In addition, portfolio managers may be given the option of participating in Dimensional’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategy or any particular client accounts.

Brighthouse/Eaton Vance Floating Rate Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Scott H. Page, CFA	Registered Investment Companies	14	$29,316,395,921	0	N/A
	Other Pooled Investment Vehicles	13	$8,659,990,719	1	$2,419,585
	Other Accounts	8	$5,450,084,415	0	N/A

Craig P. Russ	Registered Investment Companies	10	$24,780,543,591	0	N/A
	Other Pooled Investment Vehicles	5	$6,541,680,608	0	N/A
	Other Accounts	9	$6,339,987,963	0	N/A

Andrew N. Sveen, CFA	Registered Investment Companies	4	$2,377,103,327	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Material Conflicts of Interest

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Portfolio’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he advises. In addition due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate Eaton Vance Management (“Eaton Vance”) based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. Eaton Vance has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies that govern Eaton Vance’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation

Compensation of Eaton Vance’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual non-cash compensation consisting of options to purchase shares of Eaton Vance Corp.’s (“EVC’s”) nonvoting common stock, and restricted shares of EVC’s nonvoting common stock and a Deferred Alpha Incentive Plan, which pays a deferred cash award tied to future excess returns in certain equity strategy portfolios. Eaton Vance’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Eaton Vance’s employees. Compensation of Eaton Vance’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation — Eaton Vance compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed portfolios and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio (Sharpe Ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Portfolio performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a portfolio’s peer group as determined by Lipper or Morningstar is deemed by Eaton Vance’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a portfolio and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return. For portfolios that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other portfolios, performance is evaluated on a pre-tax basis. For a portfolio with an investment objective other than total return (such as current income), consideration will also be given to the portfolio’s success in achieving its objective. For managers responsible for multiple portfolios and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed portfolios and accounts. Portfolios and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Eaton Vance seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Eaton Vance and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of Eaton Vance’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Brighthouse/Franklin Low Duration Total Return Portfolio and Brighthouse/Templeton International Bond Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Roger Bayston, CFA, Brighthouse/Franklin Low Duration Total Return Portfolio	Registered Investment Companies	15	$21,363,300,000	0	N/A
	Other Pooled Investment Vehicles	7	$3,207,500,000	0	N/A
	Other Accounts	0	N/A	1	$2,031,300,000

Kent Burns, CFA, Brighthouse/Franklin Low Duration Total Return Portfolio	Registered Investment Companies	2	$4,575,100,000	0	N/A
	Other Pooled Investment Vehicles	2	$2,254,600,000	0	N/A
	Other Accounts	0	N/A	0	N/A

Christopher J. Molumphy, CFA, Brighthouse/Franklin Low Duration Total Return Portfolio	Registered Investment Companies	9	$20,369,300,000	0	N/A
	Other Pooled Investment Vehicles	4	$2,341,400,000	0	N/A
	Other Accounts	5	$2,300,000	0	N/A

Michael Hasenstab, Ph. D., Brighthouse/Templeton International Bond Portfolio	Registered Investment Companies	18	$53,273,100,000	0	N/A
	Other Pooled Investment Vehicles	40	$62,231,500,000	3	$6,629,500,000
	Other Accounts	16	$2,118,900,000	3	$3,653,400,000

Christine Zhu Brighthouse/Templeton International Bond Portfolio	Registered Investment Companies	8	$2,996,600,000	0	N/A
	Other Pooled Investment Vehicles	4	$3,042,500,000	1	$6,320,900,000
	Other Accounts	6	$818,600,000	1	$2,168,100,000

Sonal Desai, Ph.D. Brighthouse/Templeton International Bond Portfolio	Registered Investment Companies	5	$4,769,500,000	0	N/A
	Other Pooled Investment Vehicles	13	$52,506,400,000	0	N/A
	Other Accounts	0	N/A	0	N/A

Material Conflicts of Interest

The management of multiple funds, including the Portfolios, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolios. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Portfolios may outperform the securities selected for the Portfolios. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolios may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Portfolios have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation

The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary — Each portfolio manager is paid a base salary.

Annual bonus — Annual bonuses are structured to align the interests of the portfolio manager with those of the Portfolio’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources, Inc. (Resources) stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio’s shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•

Investment performance. Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pretax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•

Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Brighthouse/Wellington Balanced Portfolio, Brighthouse/Wellington Core Equity Opportunities Portfolio and Brighthouse/Wellington Large Cap Research Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Cheryl M. Duckworth,[1] Brighthouse/Wellington Balanced Portfolio, Brighthouse/Wellington Large Cap Research Portfolio	Registered Investment Companies	12	$2,676,306,436	1	$166,587,808
	Other Pooled Investment Vehicles	28	$10,162,193,932	3	$4,558,233,481
	Other Accounts	76	$29,495,911,237	15	$6,500,635,984

Mary L. Pryshlak,[2] Brighthouse/Wellington Balanced Portfolio, Brighthouse/Wellington Large Cap Research Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	7	$58,219,607	0	N/A
	Other Accounts	32	$260,025,792	3	$47,835,267

Campe Goodman, Brighthouse/Wellington Balanced Portfolio	Registered Investment Companies	18	$6,824,101,967	0	N/A
	Other Pooled Investment Vehicles	16	$2,801,685,612	0	N/A
	Other Accounts	35	$17,429,711,075	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Robert D. Burn Brighthouse/Wellington Balanced Portfolio	Registered Investment Companies	19	$6,727,432,162	0	N/A
	Other Pooled Investment Vehicles	18	$2,816,802,547	0	N/A
	Other Accounts	34	$16,992,238,763	0	N/A

Donald J. Kilbride, Brighthouse/Wellington Core Equity Opportunities Portfolio	Registered Investment Companies	12	$40,456,929,292	1	$33,358,013,503
	Other Pooled Investment Vehicles	8	$455,643,322	0	N/A
	Other Accounts	17	$2,543,559,220	2	$497,540,766

Mark D. Mandel, Brighthouse/Wellington Balanced Portfolio, Brighthouse/Wellington Large Cap Research Portfolio	Registered Investment Companies	12	$3,249,925,596	1	$166,587,808
	Other Pooled Investment Vehicles	28	$10,162,193,932	3	$4,558,233,481
	Other Accounts	76	$29,496,385,614	15	$6,500,635,984

Joseph F. Marvan, Brighthouse/Wellington Balanced Portfolio	Registered Investment Companies	19	$7,573,158,248	0	N/A
	Other Pooled Investment Vehicles	21	$3,865,309,012	0	N/A
	Other Accounts	62	$31,718,996,907	0	N/A

Jonathan G. White, Brighthouse/Wellington Balanced Portfolio, Brighthouse/Wellington Large Cap Research Portfolio	Registered Investment Companies	3	$1,695,109,618	0	N/A
	Other Pooled Investment Vehicles	7	$1,081,287,406	2	$555,256,156
	Other Accounts	18	$2,880,207,300	2	$461,272,280

1	Effective on or about June 30, 2018, Cheryl M. Duckworth will no longer serve as Portfolio Manager of the Portfolio.

2	Effective on or about June 30, 2018, Mary L. Pryshlak will become Portfolio Manager of the Portfolio.

Material Conflicts of Interest

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Portfolio’s managers listed in the prospectuses who are primarily responsible for the day-to-day management of the Portfolios (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Portfolios. The Investment Professionals make investment decisions for each account, including the relevant Portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Portfolio.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Portfolio, or make investment decisions that are similar to those made for the relevant Portfolio, both of which have the potential to adversely impact the relevant Portfolio depending on market conditions. For example an Investment Professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Portfolio and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Portfolios. Ms. Duckworth, Ms. Pryshlak, Mr. Kilbride, Mr. Mandel, and Mr. White also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation

Wellington Management receives a fee based on the assets under management of each Portfolio as set forth in the Investment Subadvisory Agreement between Wellington Management and the Adviser on behalf of each Portfolio. Wellington Management pays its Investment Professionals out of its total revenues, including the advisory fees earned with respect to each Portfolio. The following information relates to the fiscal year ended December 31, 2017.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Investment Professional listed in the prospectuses who are primarily responsible for the day-to-day management of the funds includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salary of the other Investment Professional is determined by the Investment Professional’s experience and performance in his role as an Investment Professional. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment, with the exception of Cheryl Duckworth, Mary L. Pryshlak, Mark Mandel, and Jonathan White based on the revenues earned by Wellington Management from the Portfolio managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Portfolio is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one, three, and five year periods, with an emphasis on five year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner of is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mses. Duckworth and Pryshlak and Messrs. Goodman, Kilbride, Mandel and Marvan are Partners.

Portfolio	Benchmark Index and/or Peer Group for Incentive Period
Brighthouse/Wellington Balanced Portfolio (Burn, Goodman, Marvan)	Bloomberg Barclays U.S. Aggregate Bond Index
Brighthouse/Wellington Core Equity Opportunities Portfolio	Russell 1000® Index

Brighthouse Balanced Plus Portfolio (Overlay Portion), PIMCO Inflation Protected Bond Portfolio and PIMCO Total Return Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Mihir Worah, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio	Registered Investment Companies	54	$127,627,950,000	0	N/A
	Other Pooled Investment Vehicles	32	$19,798,140,000	1	$152,640,000
	Other Accounts	43	$21,711,840,000	5	$1,710,160,000

Josh Davis, Ph.D., Brighthouse Balanced Plus Portfolio (Overlay Portion)	Registered Investment Companies	9	$4,016,710,000	0	N/A
	Other Pooled Investment Vehicles	9	$26,620,000	0	N/A
	Other Accounts	11	$893,080,000	2	$764,070,000

Graham A. Rennison, CFA Brighthouse Balanced Plus Portfolio (Overlay Portion)	Registered Investment Companies	20	$1,871,900,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
David L. Braun, CFA, Brighthouse Balanced Plus Portfolio (Overlay Portion)	Registered Investment Companies	6	$7,302,870,000	0	N/A
	Other Pooled Investment Vehicles	3	$379,110,000	0	N/A
	Other Accounts	181	$57,219,940,000	2	$1,372,370,000

Scott A. Mather, PIMCO Total Return Portfolio	Registered Investment Companies	19	$109,647,700,000	0	N/A
	Other Pooled Investment Vehicles	19	$13,521,430,000	0	N/A
	Other Accounts	81	$27,164,470,000	5	$2,861,240,000

Mark R, Kiesel, PIMCO Total Return Portfolio	Registered Investment Companies	20	$136,734,090,000	0	N/A
	Other Pooled Investment Vehicles	64	$79,760,040,000	9	$11,546,600,000
	Other Accounts	125	$70,039,580,000	14	$6,015,860,000

Jeremie Banet, PIMCO Inflation Protected Bond Portfolio	Registered Investment Companies	18	$26,895,370,000	0	N/A
	Other Pooled Investment Vehicles	6	$1,351,200,000	0	N/A
	Other Accounts	11	$2,244,330,000	3	$540,760,000

Material Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Portfolio, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Portfolios, track the same index a Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolios. The other accounts might also have different investment objectives or strategies than the Portfolios. The other accounts might also have different investment objectives or strategies than the Portfolios. Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Portfolios. In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies or redeem shares of a Portfolio in a manner beneficial to the investing account but detrimental to the Portfolio. Conversely, PIMCO’s duties to the Portfolios, as well as regulatory or other limitations applicable to the Portfolios, may affect the courses of action available to PIMCO-advised accounts (including certain Portfolios) that invest in the Portfolios in a manner that is detrimental to such investing accounts.

Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Portfolios or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Portfolios or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Portfolios or other accounts managed by PIMCO.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Portfolio. Because of their positions with the Portfolios, the portfolio managers know the size, timing and possible market impact of each Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Portfolio.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. In addition, regulatory issues applicable to PIMCO or one or more Portfolios or other accounts may result in certain Portfolios not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolios and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Portfolio’s investment opportunities may also arise when the Portfolio and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Portfolio owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Portfolio’s investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Portfolio. Moreover, a Portfolio or other account managed by PIMCO may invest in a transaction in which one or more other Portfolios or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such Portfolios or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Portfolio and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Portfolio.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolios and such other accounts on a fair and equitable basis over time.

Compensation

Portfolio Manager Compensation

PIMCO’s approach to compensation seeks to provide professionals with a Total Compensation Plan and process that is driven by PIMCO’s mission and values.

Key Principles on Compensation Philosophy include:

•	PIMCO’s pay practices are designed to attract and retain high performers;

•	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic, and meritocracy;

•	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation; and

•	PIMCO’s “Discern and Differentiate” discipline guides total compensation levels.

The Total Compensation Plan consists of three components:. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for PIMCO’s clients. A portfolio manager’s compensation is not based solely on the performance of any Fund or any other account managed by that portfolio manager:

Base Salary — Base salary is determined based on core job responsibilities, positions/levels, and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Performance Bonus — Performance bonuses are designed to reward risk-adjusted performance and contributions to PIMCO’s broader investment process. The compensation process is not formulaic and the following non-exhaustive list of qualitative and quantitative criteria are considered when determining the total compensation for portfolio managers:

•

Performance measured over a variety of longer- and shorter-term periods, including 5-year, 4-year, 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Portfolios) and relative to applicable industry peer groups; greatest emphasis is placed on 5-year and 3-year performance, followed by 1-year performance;

•	Consistency of investment performance across portfolios of similar mandate and guidelines, rewarding low dispersion and consistency of outperformance;

•

Appropriate risk positioning and risk management mindset which includes consistency with PIMCO’s investment philosophy, the Investment Committee’s positioning guidance, absence of defaults, and appropriate alignment with client objectives;

•	Contributions to mentoring, coaching and/or supervising members of team;

•	Collaboration, idea generation, and contribution of investment ideas in the context of PIMCO’s investment process, Investment Committee meetings, and day-to-day management of portfolios;

•	With much lesser importance than the aforementioned factors: amount and nature of assets managed by the portfolio manager, contributions to asset retention, and client satisfaction.

PIMCO’s partnership culture further rewards strong long term risk adjusted returns with promotion decisions almost entirely tied to long term contributions to the investment process. 10-year performance can also be considered, though not explicitly as part of the compensation process.

Deferred Compensation — Long Term Incentive Plan (“LTIP”) and/or M Options which is awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and/or deferred compensation. PIMCO incorporates a progressive allocation of deferred compensation as a percentage of total compensation, which is in line with market practices.

•

The LTIP provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long-term commitment to PIMCO’s success.

•

The M Unit program provides mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the Firm’s long-term results. In the program, options are awarded and vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the Firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.

•

The Carried Interest Compensation Plan awards entitle eligible individuals who provide services to PIMCO’s Alternative Funds a percentage (“points”) of the carried interest otherwise payable to PIMCO in the event that the applicable performance measurements described in the Alternative Fund’s partnership agreements are achieved. The awards are granted before any payments are made in respect of the awards and payout is contingent on long-term performance, and are intended to align the interests of the employees with that of PIMCO and the investors in the Alternative Funds. While subject to forfeiture and vesting terms, payments to participants are generally made if and when the applicable carried interest payments are made to PIMCO.

Eligibility to participate in LTIP, the M Unit program, and the Carried Interest Compensation Plan is contingent upon continued employment at PIMCO and all other applicable eligibility requirements.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

Brighthouse Small Cap Value Portfolio

Delaware Investments Fund Advisers:

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Christopher S. Beck, CFA	Registered Investment Companies	5	$7,000,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	5	$389,900,000	0	N/A

Steven G. Catricks, CFA	Registered Investment Companies	5	$7,000,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	3	$228,300,000	0	N/A

Kelley A. McKee, CFA	Registered Investment Companies	5	$7,000,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	3	$228,300,000	0	N/A

Kent P. Madden, CFA	Registered Investment Companies	5	$7,000,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	3	$228,300,000	0	N/A

Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Portfolio and the investment actions for each such other fund or account and the Portfolio may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or the Portfolio. Additionally, the management of multiple other funds or accounts and the Portfolio may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Portfolio. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Delaware Investments”) has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation

Each portfolio manager’s compensation consists of the following:

Base Salary — each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus — each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Investment Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-, three-, and five-year performance of the funds managed relative to the performance of the appropriate Broadridge Financial Solutions, Inc. (formerly, Lipper, Inc.) peer groups and the performance of institutional composites relative to the appropriate indices. The three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Delaware Investments Incentive Unit Plan — portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of Macquarie Management Holdings, Inc. issuable pursuant to the terms of the Plan adopted on November 30, 2010.

The Plan was adopted in order to: assist Macquarie Investment Management in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and Macquarie Investment Management; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of Macquarie Management Holdings, Inc., is normally determined as of each March 31, June 30, September 30, and December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

Notional Investment Plan — a portion of a portfolio manager’s retained profit share may be notionally exposed to the return of certain funds managed by Delaware Management Company, an affiliate of Delaware Investments and a series of Macquarie Investment Management Business Trust pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in equal tranches two, three, and four years after the date of investment.

Macquarie Group Employee Retained Equity Plan — A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie Group Limited (“Macquarie”) equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Wells Capital Management Incorporated:

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
James M. Tringas, CFA	Registered Investment Companies	7	$12,077,100,000	0	N/A
	Other Pooled Investment Vehicles	2	$158,900,000	1	$71,000,000
	Other Accounts	14	$645,000,000	0	N/A

Robert Rifkin, CFA	Registered Investment Companies	3	$2,797,600,000	0	N/A
	Other Pooled Investment Vehicles	1	$87,800,000	0	N/A
	Other Accounts	4	$126,700,000	0	N/A

Bryant VanCronkhite, CFA, CPA	Registered Investment Companies	7	$12,077,100,000	0	N/A
	Other Pooled Investment Vehicles	2	$158,900,000	1	$71,000,000
	Other Accounts	14	$645,000,000	0	N/A

Material Conflicts of Interest

Wells Capital Management’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Compensation

The compensation structure for WellsCap’s Portfolio Managers includes a competitive fixed base salary plus variable incentives, payable annually and/or over longer term periods. Participating in third party investment management compensation surveys provides market-based compensation information to help support individual pay decisions. In addition to investment management compensation surveys, compensation consideration includes prior professional experience, tenure, seniority, and a Portfolio Manager’s team size, scope, and assets under management when determining their fixed base salary. Incentive bonuses are typically tied to relative, pre-tax investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5-year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. In the case of the Portfolio, the benchmark against which the performance of the Portfolio’s investment portfolio may be compared for these purposes generally is indicated in the performance section of the Portfolio’s Prospectus. In addition, Portfolio Managers, who meet the eligibility requirements, may participate in Wells Fargo’s 401(k) plan that features a limited matching contribution. Eligibility for and participation in the 401(k) plan is available to all employees on the same basis.

MFS® Research International Portfolio, MFS® Total Return Portfolio, and MFS® Value Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Jose Luis Garcia, MFS® Research International Portfolio	Registered Investment Companies	9	$18,668,116,279	0	N/A
	Other Pooled Investment Vehicles	9	$1,190,727,846	0	N/A
	Other Accounts	14	$2,633,718,058	0	N/A

Victoria Higley, MFS® Research International Portfolio	Registered Investment Companies	5	$10,492,727,812	0	N/A
	Other Pooled Investment Vehicles	2	$207,719,599	0	N/A
	Other Accounts	1	$136,900,105	0	N/A

Thomas Melendez, MFS® Research International Portfolio	Registered Investment Companies	6	$20,878,630,984	0	N/A
	Other Pooled Investment Vehicles	2	$207,719,599	0	N/A
	Other Accounts	1	$136,900,105	0	N/A

Brooks Taylor, MFS® Total Return Portfolio	Registered Investment Companies	7	$20,040,357,358	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	3	$74,502,191	0	N/A

Joshua Marston, MFS® Total Return Portfolio	Registered Investment Companies	9	$21,009,559,708	0	N/A
	Other Pooled Investment Vehicles	8	$1,211,350,619	0	N/A
	Other Accounts	12	$235,763,659	0	N/A

Steven Gorham, MFS® Total Return Portfolio, MFS® Value Portfolio	Registered Investment Companies	14	$72,775,153,822	0	N/A
	Other Pooled Investment Vehicles	8	$7,698,258,305	0	N/A
	Other Accounts	40	$23,616,444,344	0	N/A

Jonathan Sage, MFS® Total Return Portfolio	Registered Investment Companies	28	$29,219,565,972	0	N/A
	Other Pooled Investment Vehicles	20	$4,988,633,416	0	N/A
	Other Accounts	44	$15,586,680,763	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Nevin Chitkara, MFS® Total Return Portfolio, MFS® Value Portfolio	Registered Investment Companies	15	$72,817,630,606	0	N/A
	Other Pooled Investment Vehicles	8	$7,698,258,305	0	N/A
	Other Accounts	40	$23,616,444,344	0	N/A

Robert Persons, MFS® Total Return Portfolio	Registered Investment Companies	16	$30,604,096,848	0	N/A
	Other Pooled Investment Vehicles	9	$4,530,432,934	0	N/A
	Other Accounts	4	$708,180,037	0	N/A

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Material Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Portfolios and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple portfolios and accounts (including proprietary accounts) gives rise to conflicts of interest if the Portfolios and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple Portfolios and accounts. In certain instances, there are securities which are suitable for a Portfolio’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the Portfolio’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another Portfolio or account that may adversely affect the value of the Portfolio’s investments. Investments selected for portfolios or accounts other than the Portfolios may outperform investments selected for the Portfolios.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolios, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2017, portfolio manager total cash compensation is a combination of base salary and performance bonus:

•	Base Salary — Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

•	Performance Bonus — Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

With respect to Mr. Melendez and Ms. Higley, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

With respect to Messrs. Garcia, Taylor, Marston, Gorham, Sage, Chitkara, and Persons, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of assets managed by the portfolio manager over three- and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2017, the following benchmarks were used to measure the following portfolio managers’ performance for the following Portfolios:

Portfolio Manager	Portfolio(s)	Benchmark(s)
Jose Luis Garcia	MFS® Research International Portfolio	MSCI EAFE® (Europe, Australasia, Far East) Index (net div)

Brooks Taylor	MFS® Total Return Portfolio	Standard & Poor’s 500 Stock Index

Joshua Marston	MFS® Total Return Portfolio	Bloomberg Barclays U.S. Aggregate Bond Index

Steven Gorham	MFS® Total Return Portfolio	Standard & Poor’s 500 Stock Index
	MFS® Value Portfolio	Russell 1000® Value Index

Jonathan Sage	MFS® Total Return Portfolio	Standard & Poor’s 500 Stock Index

Nevin Chitkara	MFS® Total Return Portfolio	Standard & Poor’s 500 Stock Index
	MFS® Value Portfolio	Russell 1000® Value Index

Robert Persons	MFS® Total Return Portfolio	Bloomberg Barclays U.S. Aggregate Bond Index

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Consideration is primarily given to portfolio performance over three and five years with consideration given to other periods, if available. For portfolio managers who have served for more than five years, additional, longer-term performance periods, including the ten-year and since inception periods, are also considered. For portfolio managers who have served for less than three years, additional, shorter-term performance periods, including the one-year period, may also be considered. Emphasis is generally placed on longer performance periods when multiple performance periods are available.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from Portfolios’ and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Morgan Stanley Mid Cap Growth Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Dennis Lynch	Registered Investment Companies	18	$10,658,352,082	0	N/A
	Other Pooled Investment Vehicles	11	$10,131,272,505	0	N/A
	Other Accounts	12	$2,581,773,832	2	$681,433,484

David Cohen	Registered Investment Companies	18	$10,658,352,082	0	N/A
	Other Pooled Investment Vehicles	11	$10,131,272,505	0	N/A
	Other Accounts	11	$2,461,695,902	2	$681,433,484

Sam Chainani	Registered Investment Companies	18	$10,658,352,082	0	N/A
	Other Pooled Investment Vehicles	11	$10,131,272,505	0	N/A
	Other Accounts	11	$2,461,695,902	2	$681,433,484

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Alexander Norton	Registered Investment Companies	18	$10,658,352,082	0	N/A
	Other Pooled Investment Vehicles	11	$10,131,272,505	0	N/A
	Other Accounts	11	$2,461,695,902	2	$681,433,484

Jason Yeung	Registered Investment Companies	18	$10,658,352,082	0	N/A
	Other Pooled Investment Vehicles	11	$10,131,272,505	0	N/A
	Other Accounts	11	$2,461,695,902	2	$681,433,484

Armistead Nash	Registered investment Companies	18	$10,658,352,082	0	N/A
	Other Pooled Investment Vehicles	11	$10,131,272,505	0	N/A
	Other Accounts	11	$2,461,695,902	2	$681,433,484

Material Conflicts of Interest

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Portfolio invests, the Sub-Adviser could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation

Morgan Stanley’s compensation structure is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to Investment Management employees are generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (IMAP and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley Board of Directors.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.

Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.

Incentive compensation may include:

•	Cash Bonus.

•	Deferred Compensation:

•

A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

•

IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of the Sub-Adviser’s clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by Investment Management. Portfolio managers are required to notionally invest a minimum of 25% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.

•

Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition, cause (i.e., any act or omission that constitutes a breach of obligation to the Company, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information, and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of the Firm’s consolidated financial results, constitutes a violation of the Firm’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

Investment Management compensates employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

•	Revenue and profitability of the business and/or each fund/accounts managed by the portfolio manager

•	Revenue and profitability of the Firm

•	Return on equity and risk factors of both the business units and Morgan Stanley

•	Assets managed by the portfolio manager

•	External market conditions

•	New business development and business sustainability

•	Contribution to client objectives

•

The pre-tax investment performance of the funds/accounts managed by the portfolio manager (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one, three and five-year periods.

•	Individual contribution and performance

Further, the Firm’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.

Neuberger Berman Genesis Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Judith M. Vale	Registered Investment Companies	1	$10,887,000,000	0	N/A
	Other Pooled Investment Vehicles	1	$413,000,000	0	N/A
	Other Accounts*	117	$2,802,000,000	2	$759,000,000

Robert W. D’Alelio	Registered Investment Companies	1	$10,887,000,000	0	N/A
	Other Pooled Investment Vehicles	1	$413,000,000	0	N/A
	Other Accounts*	117	$2,802,000,000	2	$759,000,000

Brett S. Reiner	Registered Investment Companies	1	$10,887,000,000	0	N/A
	Other Pooled Investment Vehicles	1	$413,000,000	0	N/A
	Other Accounts*	117	$2,802,000,000	2	$759,000,000

Gregory G. Spiegel	Registered Investment Companies	1	$10,887	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

*	Other Accounts” include: Institutional Separate Accounts, Subadvised Accounts and Managed Accounts (WRAP Accounts).

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund, and which may include transactions that are directly contrary to the positions taken by a fund. For example, a Portfolio Manager may engage in short sales of securities for another account that are the same type of securities in which a fund it manages also invests. In such a case, the Portfolio Manager could be seen as harming the performance of the fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity. Further, Neuberger Berman Investment Advisers (“NBIA”) may take an investment position or action for a fund or account that may be different from, inconsistent with, or have different rights than (e.g., voting rights, dividend or repayment priorities or other features that may conflict with one another), an action or position taken for one or more other funds or accounts, including a fund, having similar or different objectives. A conflict may also be created by investing in different parts of an issuer’s capital structure (e.g., equity or debt, or different positions in the debt structure). Those positions and actions may adversely impact, or in some instances benefit, one or more affected accounts, including the funds. Potential conflicts may also arise because portfolio decisions and related actions regarding a position held for a fund or another account may not be in the best interests of a position held by another fund or account having similar or different objectives. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Finally, a conflict of interest may arise if NBIA and a Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all funds or accounts for which the Portfolio Manager is responsible. In the ordinary course of operations certain businesses within the Neuberger Berman organization (the “Firm”) may seek access to material non-public information. For instance, NBIA loan portfolio managers may utilize material non-public information in purchasing loans and from time to time, may be offered the opportunity on behalf of applicable clients to participate on a creditors committee, which participation may provide access to material non-public information. The Firm maintains procedures that address the process by which material non-public information may be acquired intentionally by the Firm. When considering whether to acquire material non-public information, the Firm will take into account the interests of all clients and will endeavor to act fairly to all clients. The intentional acquisition of material non-public information may give rise to a potential conflict of interest since the Firm may be prohibited from rendering investment advice to clients regarding the public securities of such issuer and thereby potentially limiting the universe of public securities that the Firm, including a fund, may purchase or potentially limiting the ability of the Firm, including a fund, to sell such securities. Similarly, where the Firm declines access to (or otherwise does not receive) material non-public information regarding an issuer, the portfolio managers may base investment decisions for its clients, including a fund, with respect to loan assets of such issuer solely on public information, thereby limiting the amount of information available to the portfolio managers in connection with such investment decisions.

NBIA and each fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for Portfolio Managers consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the Portfolio Manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. Certain Portfolio Managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a Portfolio Manager may generally receive a percentage of pre-tax revenue determined on a monthly basis less certain deductions. The percentage of revenue a Portfolio Manager receives pursuant to this arrangement will vary based on certain revenue thresholds.

The terms of our long-term retention incentives are as follows:

Employee-Owned Equity. Certain employees (primarily senior leadership and investment professionals) participate in Neuberger Berman’s equity ownership structure, which was designed to incentivize and retain key personnel. We also offer an equity acquisition program which allows employees a more direct opportunity to invest in Neuberger Berman.

In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity, which, in certain instances, is vested upon issuance and in other instances vesting aligns with the vesting of our Contingent Compensation Plan (vesting over 3 years).

For confidentiality and privacy reasons, we cannot disclose individual equity holdings or program participation.

•

Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In prior years, employees may have elected to have a portion of their contingent amounts delivered in the form of NBSH equity (either vested or unvested, depending on the terms of the plain for that year). Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

•

Restrictive Covenants. Most investment professionals, including Portfolio Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions. For confidentiality and privacy reasons, we cannot disclose individual restrictive covenant arrangements.

Oppenheimer Global Equity Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Rajeev Bhaman, CFA,	Registered Investment Companies	7	$19,300,000,000	0	N/A
	Other Pooled Investment Vehicles	2	$347,360,000	0	N/A
	Other Accounts	1	$108,040,000	0	N/A

John Delano, CFA,	Registered Investment Companies	2	$13,950,000,000	0	N/A
	Other Pooled Investment Vehicles	1	$139,990,000	0	N/A
	Other Accounts	0	N/A	0	N/A

Material Conflicts of Interest

Conflicts of Interest. The investment activities of the Portfolio Managers with respect to other funds and accounts they manage may present potential conflicts of interest that could, under certain circumstances, disadvantage or adversely affect the Portfolio and its shareholders. The Portfolio Managers advise other funds and accounts that have investment objectives and strategies that differ from, and may be contrary to, those of the Portfolio. That may result in another fund or account holding investment positions that are adverse to the Portfolio’s investment strategies or activities. Other funds or accounts advised by the Portfolio Managers may also have conflicting interests arising from investment objectives and strategies that are similar to those of the Portfolio. For example, those funds and accounts may engage in, and compete for, the same types of investment opportunities as the Portfolio or invest in securities of the same issuers that have different features and interests as compared to securities held by the Portfolio. These features (such as seniority, guarantees and differential voting rights) may, under certain circumstances, come into conflict with or disadvantage securities held by the Portfolio. Because the Portfolio Managers may carry out the investment activities of those other funds or accounts without regard to the investment objectives or performance of the Portfolio, it is possible that the value of investments held by the Portfolio or the Portfolio’s investment strategies may be adversely affected.

The Portfolio’s investment performance will usually differ from the performance of other funds or accounts that are also advised by the Portfolio Managers even in cases where the investment objectives and strategies of the relevant funds or accounts are similar. When managing multiple funds or accounts, the Portfolio Managers may make decisions with respect to investment positions held by certain funds or accounts that may cause the Portfolio to experience losses during periods in which other funds or accounts achieve gains. This may include causing another fund or account to take actions with respect to an issuer’s liquidation, restructuring, default or corporate actions that may conflict with the interests of the Portfolio. Similar conflicts may also arise when the Portfolio and other funds or accounts invest in different parts of an issuer’s capital structure, such as when the Portfolio holds equity or debt obligations of an issuer, and another fund or account holds more senior (or junior) debt obligations of the same issuer, or when the Portfolio and other funds or accounts hold securities of different issuers that have competing claims to the same assets or sources of payment. In such circumstances, decisions regarding whether to trigger an event of default, the terms of any potential workout or restructuring of a distressed issuer, liquidating or selling an investment, corporate actions, litigation or other investment decisions may, and often do, result in conflicts of interest. The Portfolio may receive lower returns on its investment in an issuer as a result of actions taken with respect to the same or related issuers by other investors, including other funds or accounts managed by the Portfolio Managers.

Oppenheimer may manage funds or accounts with different fee rates and/or fee structures, including funds or accounts that pay advisory fees based on account performance (“performance fee accounts”). Such differences in fee arrangements may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. For example, Oppenheimer could potentially allocate the most attractive investments to higher-fee accounts or performance fee accounts, or the trading of higher-fee accounts could potentially be favored as to timing and/or execution price.

Oppenheimer has adopted policies and procedures designed to mitigate where possible potential conflicts of interest identified by Oppenheimer. However, such policies and procedures may also limit the Portfolio’s investment activities and affect its performance. For example, the investment activities of such funds or accounts may result in Oppenheimer’s receipt of material non-public information concerning certain securities, which could lead to restrictions in the trading of such securities or other investment activities of the Portfolio or other funds or accounts managed by Oppenheimer. In certain cases, Oppenheimer may avoid certain investment opportunities or actions that would potentially give rise to conflicts with other funds or accounts, which could also have the effect of limiting the Portfolio’s investment opportunities and performance. In other cases, the Portfolio Managers may choose not to or fail to avoid investment opportunities or action that would potentially give rise to conflicts with other funds or accounts, which could under certain circumstances disadvantage the Portfolio while advantaging other funds or accounts or vice versa.

The Portfolio Managers may also face other potential conflicts of interest in managing the Portfolio, and the information above is not a complete description of every conflict that could be deemed to exist when simultaneously managing the Portfolio and other funds and accounts.

Compensation

Portfolio managers are employed and compensated by Oppenheimer or an affiliate, not by the Portfolio. Under the compensation program for portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of Oppenheimer. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. A portfolio manager’s compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflicts of interest arising from a portfolio manager’s responsibilities managing different funds or accounts.

Portfolio manager compensation generally consists of three components: a base salary, an annual bonus, and eligibility to participate in long-term awards. In general, the average proportion of total compensation among these three components is as follows: base salary is 15%, annual bonus is 65%, and long-term awards are 20%.

The base pay component for each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.

The annual bonus is calculated based on two factors: a formulaic performance portion and a discretionary portion. In general, the formulaic performance portion is a much larger part of the annual bonus than the discretionary portion. The formulaic performance portion of the annual bonus is measured against the one, three and five year performance, or performance since inception, as applicable, of the fund(s) relative to an appropriate Morningstar peer group category selected by senior management. Performance is measured on a pre-tax basis. The compensation structure is weighted towards long-term performance of the funds, with one year performance weighted at 20%, three year performance rated at 30%, and five year performance weighted at 50%. This formula has the effect of rewarding consistently above median performance, which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all three periods results in an extremely low, and in some cases no, formulaic performance based bonus.

The discretionary portion of the annual bonus is determined by senior management of Oppenheimer and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.

Finally, the long-term award component consists of grants in the form of appreciation rights in regard to the common stock of Oppenheimer’s holding company parent, restricted shares of such common stock, as well as deferred cash investments in the fund(s) managed by a portfolio manager. Portfolio managers must elect to receive between 20% and 50% of their long-term award component in the form of a deferred cash award indexed to the portfolio(s) and fund(s) managed. These awards settle in cash at the end of a three-year vesting period. Through this long-term award component, portfolio managers’ interests are further aligned with those of fund shareholders.

The compensation structure of other funds and/or accounts managed by a portfolio manager, if any, is generally the same as the compensation structure described above. A portfolio manager’s compensation with regard to other portfolios may be based on the performance of those portfolios compared to a peer group category that may be different from that described below.

The Morningstar peer group category for Mr. Bhaman and Mr. Delano with respect to the Portfolio is World Stock.

PanAgora Global Diversified Risk Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Edward Qian, Ph.D., CFA	Registered Investment Companies	6	$1,453,147,480	0	N/A
	Other Pooled Investment Vehicles	76	$7,442,771,072	6	$92,281,822
	Other Accounts	51	$7,036,016,420	11	$1,392,767,926

Bryan Belton, CFA	Registered Investment Companies	4	$1,334,356,149	0	N/A
	Other Pooled Investment Vehicles	76	$7,442,771,072	6	$92,281,822
	Other Accounts	21	$3,265,794,471	10	$1,297,362,066

Material Conflicts of Interest.

The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include retirement plans and separately managed accounts, as well as incubated accounts. The other accounts might have similar investment objectives as the Fund, or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund. While the portfolio managers’ management of other accounts may give rise to the following potential conflicts of interest, PanAgora does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, PanAgora believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund. However, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers’ management of the Fund, and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Fund. This conflict of interest may be exacerbated to the extent that PanAgora or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Fund. Notwithstanding this theoretical conflict of interest, it is PanAgora’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Fund, such securities might not be suitable for the Fund given its investment objective and related restrictions.

Compensation

All investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses. All employees of the firm are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not revenue associated with these accounts.

Senior employees of the company can own up to 20% of PanAgora through restricted stocks and options under the provisions of the PanAgora Employees Ownership Plan. To ensure the retention benefit of the plan, the ownership is subject to a vesting schedule. The ownership is primarily shared by members of the senior management team as well as senior investment and research professionals.

Schroders Global Multi-Asset Portfolio

Other Accounts Managed

Name of Portfolio Manager	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Johanna Kyrklund	Registered Investment Companies	1	$605,730,000	0	N/A
	Other Pooled Investment Vehicles	16	$15,699,460,000	0	N/A
	Other Accounts	5	$2,940,080,000	3	$1,310,090,000

Philip Chandler	Registered Investment Companies	1	$605,730,000	0	N/A
	Other Pooled Investment Vehicles	2	$368,990,000	0	N/A
	Other Accounts	1	$408,350,000	0	N/A

Name of Portfolio Manager	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Angus Sippe	Registered Investment Companies	1	$605,730,000	0	N/A
	Other Pooled Investment Vehicles	3	$574,950,000	0	N/A
	Other Accounts	1	$408,350,000	0	N/A

Michael Hodgson	Registered Investment Companies	1	$606,000,000	0	N/A
	Other Pooled Investment Vehicles	24	$15,636,000,000	0	N/A
	Other Accounts	24	$5,135,000,000	0	N/A

Material Conflicts of Interest

Whenever a portfolio manager of the Portfolio manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Portfolio and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to the Portfolio may be seen itself to constitute a conflict with the interest of the Portfolio.

Each portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Portfolio. Securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Schroders’ policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales. Also, potential conflicts of interest may arise since the structure of Schroders’ compensation may vary from account to account.

Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation

Schroders’ methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures. The Portfolio’s portfolio managers are compensated for their services to the Portfolio and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees. Base salary of Schroders employees is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, is benchmarked annually against market data to ensure competitive salaries, and is paid in cash. The portfolio managers’ base salary is fixed and is subject to an annual review and will increase if market movements make this necessary or if there has been an increase in responsibilities.

Each portfolio manager’s bonus is based in part on performance. Discretionary bonuses for portfolio managers may be comprised of an agreed contractual floor, a revenue component and/or a discretionary component. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the bonus to pre-bonus profit ratio before tax and the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. For each team, Schroders assesses the performance of their funds relative to competitors and to relevant benchmarks (which may be internally-and/or externally-based and are considered over a range of performance periods), the level of funds under management and the level of performance fees generated, if any. The portfolio managers’ compensation for other accounts they manage may be based upon such accounts’ performance.

For those employees receiving significant bonuses, a part may deferred in the form of Schroders plc stock. These employees may also receive part of the deferred award in the form of notional cash investments in a range of Schroder Funds. These deferrals vest over a period of three years and are designed to ensure that the interests of the employees are aligned with those of the shareholders of Schroders.

For the purposes of determining the bonuses for the portfolio managers, the relevant external benchmarks for performance comparison is a benchmark appropriate to the product.

SSGA Growth and Income ETF Portfolio and SSGA Growth ETF Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category*	Total Assets in Accounts in Category*	Number of Accounts in Category*	Total Assets in Accounts in Category*
Timothy Furbush, CFA, SSGA Growth ETF Portfolio, SSGA Growth and Income ETF Portfolio	Registered Investment Companies	48	$16,360,000,000	0	N/A
	Other Pooled Investment Vehicles	139	$46,830,000,000	0	N/A
	Other Accounts	245	$46,120,000,000	6	$588,940,000

Michael Martel, SSGA Growth ETF Portfolio, SSGA Growth and Income ETF Portfolio	Registered Investment Companies	48	$16,360,000,000	0	N/A
	Other Pooled Investment Vehicles	139	$46,830,000,000	0	N/A
	Other Accounts	245	$46,120,000,000	6	$588,940,000

*	Assets are managed on a team basis. The number of accounts and total assets for individual team members may vary from the accounts shown above. The table above refers to accounts of the Investment Solutions Group of State Street Global Advisors (“SSGA”), which is comprised of other advisory affiliates of State Street Corporation, including SSGA Funds Management, Inc. (“SSGA FM”), the Portfolios’ Sub-adviser.

Material Conflicts of Interest

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Portfolios. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers’ accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Portfolios. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Portfolio maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.

SSGA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSGA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Compensation

SSGA’s culture is complemented and reinforced by a total rewards strategy that is based on a pay for performance philosophy which seeks to offer a competitive pay mix of base salary, benefits, cash incentives and deferred compensation.

Salary is based on a number of factors, including external benchmarking data and market trends, State Street performance, SSGA performance, and individual overall performance. SSGA’s Global Human Resources department regularly participates in compensation surveys in order to provide SSGA with market-based compensation information that helps support individual pay decisions.

Additionally, subject to State Street and SSGA business results, State Street allocates an incentive pool to SSGA to reward its employees. The size of the incentive pool for most business units is based on the firm’s overall profitability and other factors, including performance against risk-related goals. For most SSGA investment teams, SSGA recognizes and rewards performance by linking annual incentive decisions for investment teams to the firm’s or business unit’s profitability and business unit investment performance over a multi-year period.

Incentive pool funding for most active investment teams is driven in part by the post-tax investment performance of fund(s) managed by the team versus the return levels of the benchmark index(es) of the fund(s) on a one-, three- and, in some cases, five-year basis. For most active investment teams, a material portion of incentive compensation for senior staff is deferred over a four-year period into the SSGA Long-Term Incentive (“SSGA LTI”) program. For these teams, The SSGA LTI program indexes the performance of these deferred awards against the post-tax investment performance of fund(s) managed by the team. This is intended to align our investment team’s compensation with client interests, both through annual incentive compensation awards and through the long-term value of deferred awards in the SSGA LTI program.

For the passive equity investment team, incentive pool funding is driven in part by the post-tax 1 and 3-year tracking error of the funds managed by the team against the benchmark indexes of the funds.

The discretionary allocation of the incentive pool to the business units within SSGA is influenced by market-based compensation data, as well as the overall performance of each business unit. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the overall performance of the employee and, as mentioned above, on the performance of the firm and business unit. Depending on the job level, a portion of the annual incentive may be awarded in deferred compensation, which may include cash and/or Deferred Stock Awards (State Street stock), which typically vest over a four-year period. This helps to retain staff and further aligns SSGA employees’ interests with SSGA clients’ and shareholders’ long-term interests.

SSGA recognizes and rewards outstanding performance by:

•	Promoting employee ownership to connect employees directly to the company’s success.

•	Using rewards to reinforce mission, vision, values and business strategy.

•	Seeking to recognize and preserve the firm’s unique culture and team orientation.

•	Providing all employees the opportunity to share in the success of SSGA.

TCW Core Fixed Income Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Stephen M. Kane	Registered Investment Companies	31	$106,990,200,000	0	N/A
	Other Pooled Investment Vehicles	29	$10,732,900,000	7	$1,901,300,000
	Other Accounts	213	$33,135,300,000	6	$3,723,400,000

Laird R. Landmann	Registered Investment Companies	28	$106,942,800,000	0	N/A
	Other Pooled Investment Vehicles	19	$7,749,600,000	3	$423,200,000
	Other Accounts	209	$32,825,400,000	6	$3,723,400,000

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Tad Rivelle	Registered Investment Companies	29	$114,855,300,000	0	N/A
	Other Pooled Investment Vehicles	44	$11,272,400,000	23	$1,582,100,000
	Other Accounts	230	$39,198,100,000	7	$3,910,200,000

Bryan Whalen	Registered Investment Companies	25	$106,007,200,000	0	N/A
	Other Pooled Investment Vehicles	44	$11,272,400,000	23	$1,582,100,000
	Other Accounts	229	$39,103,900,000	7	$3,910,200,000

Material Conflicts of Interest

TCW has policies and controls to avoid and/or mitigate conflicts of interest across its businesses. The policies and procedures in TCW’s Code of Ethics (the “Code”) serve to address or mitigate both conflicts of interest and the appearance of any conflict of interest. The Code contains several restrictions and procedures designed to eliminate conflicts of interest relating to personal investment transactions, including (i) reporting account openings, changes, or closings (including accounts in which an Access Person has a “beneficial interest”), (ii) pre-clearance of non-exempt personal investment transactions (make a personal trade request for Securities) and (iii) the completion of timely required reporting (Initial Holdings Report, Quarterly Transactions Report, Annual Holdings Report and Annual Certificate of Compliance).

In addition, the Code addresses potential conflicts of interest through its policies on insider trading, anti-corruption, an employee’s outside business activities, political activities and contributions, confidentiality and whistleblower provisions.

Conflicts of interest may also arise in the management of accounts and investment vehicles. These conflicts may raise questions that would allow TCW to allocate investment opportunities in a way that favors certain accounts or investment vehicles over other accounts or investment vehicles, or incentivize a TCW portfolio manager to receive greater compensation with regard to the management of certain account or investment vehicles. TCW may give advice or take action with certain accounts or investment vehicles that could differ from the advice given or action taken on other accounts or investment vehicles. When an investment opportunity is suitable for more than one account or investment vehicle, such investments will be allocated in a manner that is fair and equitable under the circumstances to all TCW clients. As such, TCW has adopted compliance policies and procedures in its Portfolio Management Policy that helps to identify a conflict of interest and then specifies how a conflict of interest is managed. TCW’s Trading and Brokerage Policy also discusses the process of timing and method of allocations, and addresses how the firm handles affiliate transactions.

The respective Equity and Fixed Income Trading and Allocation Committees review trading activities on behalf of client accounts, including the allocation of investment opportunities and address any issues with regard to side-by-side management in order to ensure that all of TCW’s clients are treated on a fair and equitable basis. Further, the Portfolio Analytics Committee reviews TCW’s investment strategies, evaluates various analytics to facilitate risk assessment, changes to performance composites and benchmarks and monitors the implementation and maintenance of the Global Investment Performance Standards or GIPS® compliance.

TCW’s approach to handling conflicts of interest is multi-layered starting with its policies and procedures, reporting and pre-clearance processes and oversight by various committees.

Compensation

The overall objective of TCW’s compensation program for portfolio managers is to attract experienced and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contributions to the successful performance of the accounts they manage. Portfolio managers are compensated through a combination of base salary, fee sharing based compensation (“fee sharing”), bonus and equity incentive participation in TCW’s parent company (“equity incentives”). Fee sharing and equity incentives generally represent most of the portfolio managers’ compensation. In some cases, portfolio managers are eligible for discretionary bonuses.

Salary. Salary is agreed to with portfolio managers at the time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.

Fee Sharing. Fee sharing for investment professionals is based on revenues generated by accounts in the investment strategy area for which the investment professionals are responsible. In most cases, revenues are allocated to a pool and fee sharing compensation is allocated among members of the investment team after the deduction of certain expenses (including compensation over a threshold level) related to the strategy group. The allocations are based on the investment professionals’ contribution to TCW and its clients, including qualitative and quantitative contributions.

In general, the same fee sharing percentage is used to compensate a portfolio manager for investment services related to the Portfolio as that used to compensate portfolio managers for other client accounts in the same strategy managed by TCW or an affiliate of TCW (collectively, the “TCW Group”). In some cases, the fee sharing pool includes revenues related to more than one product, in which case each participant in the pool is entitled to fee sharing derived from his or her contributions to all the included products.

Investment professionals are not directly compensated for generating performance fees. In some cases, the fee sharing pool is subject to fluctuation based on the relative pre-tax performance of the investment strategy composite returns, net of fees and expenses, to that of the benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the Portfolio managed by the portfolio manager as disclosed in the prospectus. Benchmarks vary from strategy to strategy but, within a given strategy, the same benchmark applies to all accounts, including the Portfolio.

Discretionary Bonus/Guaranteed Minimums. Discretionary bonuses may be paid out of an investment team’s fee sharing pool, as determined by the supervisor(s) in the department. In other cases where portfolio managers do not receive fee sharing or where it is determined that the combination of salary and fee sharing does not adequately compensate the portfolio manager, discretionary bonuses may be paid by the applicable TCW entity. Also, pursuant to contractual arrangements, some portfolio managers received minimum bonuses.

Equity Incentives. Management believes that equity ownership aligns the interest of portfolio managers with the interest of the firm and its clients. Accordingly, TCW Group’s key investment professionals participate in equity incentives through ownership or participation in restricted unit plans that vest over time or unit appreciation plans of TCW’s parent company. The plans include the Fixed Income Retention Plan, Restricted Unit Plan and 2013 Equity Unit Incentive Plan.

Under the Fixed Income Retention Plan, certain portfolio managers in the fixed income area were awarded cash and/or partnership units in TCW’s parent company, either on a contractually-determined basis or on a discretionary basis. Awards under this plan were made in 2010 that vest over time.

Under the Restricted Unit Plan, certain portfolio managers in the fixed income and equity areas may be awarded partnership units in TCW’s parent company. Awards under this plan have vested over time, subject to satisfaction of performance criteria.

Under the 2013 Equity Unit Incentive Plan, certain portfolio managers in the fixed income and equity areas may be awarded options to acquire partnership units in TCW’s parent company with a strike price equal to the fair market value of the option at the date of grant. The options granted under this plan are subject to vesting and other conditions.

Other Plans and Compensation Vehicles. Portfolio managers may also elect to participate in the applicable TCW Group’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

T. Rowe Price Large Cap Growth Portfolio, T. Rowe Price Large Cap Value Portfolio, T. Rowe Price Mid Cap Growth Portfolio and T. Rowe Price Small Cap Growth Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Joseph B. Fath, T. Rowe Price Large Cap Growth Portfolio	Registered Investment Companies	12	$70,051,190,198	0	N/A
	Other Pooled Investment Vehicles	3	$9,641,964,374	0	N/A
	Other Accounts	8	$2,494,282,649	0	N/A

Sudhir Nanda, T. Rowe Price Small Cap Growth Portfolio	Registered Investment Companies	5	$8,379,528,332	0	N/A
	Other Pooled Investment Vehicles	4	$235,433,495	0	N/A
	Other Accounts	2	$129,101,426	0	N/A

Mark S. Finn, T. Rowe Price Large Cap Value Portfolio	Registered Investment Companies	9	$45,007,288,999	0	N/A
	Other Pooled Investment Vehicles	10	$15,783,825,796	0	N/A
	Other Accounts	29	$6,117,998,734	0	N/A

John D. Linehan, T. Rowe Price Large Cap Value Portfolio	Registered Investment Companies	17	$44,179,621,184	0	N/A
	Other Pooled Investment Vehicles	11	$12,496,729,765	0	N/A
	Other Accounts	31	$6,522,287,848	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Heather K. McPherson, T. Rowe Price Large Cap Value Portfolio	Registered Investment Companies	6	$13,191,800,868	0	N/A
	Other Pooled Investment Vehicles	6	$2,090,047,122	0	N/A
	Other Accounts	24	$4,775,458,335	0	N/A

Brian W.H. Berghuis, T. Rowe Price Mid Cap Growth Portfolio	Registered Investment Companies	9	$51,952,712,373	0	N/A
	Other Pooled Investment Vehicles	1	$2,006,998,427	0	N/A
	Other Accounts	7	$2,133,861,070	0	N/A

Material Conflicts of Interest

Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed below, the portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the T. Rowe Price funds. T. Rowe Price manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a restricted stock grant. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Hong Kong, T. Rowe Price Singapore, and T. Rowe Price International, as appropriate), evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, though tax efficiency is considered.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform, working effectively with and mentoring others, and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used when evaluating the performance of all portfolios managed by the portfolio manager.

VanEck Global Natural Resources Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Charles Cameron	Registered Investment Companies	3	$2,946,300,000	0	N/A
	Other Pooled Investment Vehicles	1	$243,020,000	0	N/A
	Other Accounts	3	$177,890,000	0	N/A

Shawn Reynolds	Registered Investment Companies	3	$2,946,300,000	0	N/A
	Other Pooled Investment Vehicles	2	$243,960,000	0	N/A
	Other Accounts	3	$177,890,000	0	N/A

Material Conflicts of Interest

VanEck (and its principals, affiliates or employees) may serve as investment adviser to other client accounts and conduct investment activities for their own accounts (together, “Other Accounts”). Such Other Accounts may have investment objectives or may implement investment strategies similar to those of the Portfolio. When VanEck implements investment strategies for Other Accounts that are similar or directly contrary to the positions taken by the Portfolio, the prices of the Portfolio’s securities may be negatively affected. For example, when purchase or sales orders for the Portfolio are aggregated with those of Other Accounts and allocated among them, the price that the Portfolio pays or receives may be more in the case of a purchase or less in a sale than if VanEck served as subadviser to only the Portfolio. When Other Accounts are selling a security that the Portfolio owns, the price of that security may decline as a result of the sales. The compensation that VanEck receives from Other Accounts may be higher than the compensation received by VanEck for sub-advising the Portfolio. VanEck does not believe that its activities materially disadvantage the Portfolio. VanEck has implemented procedures to monitor trading across the Portfolio and its Other Accounts.

Compensation

The portfolio managers are paid a fixed base salary and a bonus. The bonus is based upon the quality of investment analysis and management of the funds for which they serve as portfolio manager. Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. At times, VanEck and affiliates manage accounts with incentive fees.

The portfolio managers may serve as portfolio managers to other clients. Such “Other Clients” may have investment objectives or may implement investment strategies similar to those of the Portfolio. When the portfolio managers implement investment strategies for Other Clients that are similar or directly contrary to the positions taken by the Portfolio, the prices of the Portfolio’s securities may be negatively affected. The compensation that the Portfolio’s portfolio managers receive for managing Other Client accounts may be higher than the compensation the portfolio manager receives for managing the Portfolio. The portfolio managers do not believe that their activities materially disadvantage the Portfolio. VanEck has implemented procedures to monitor trading across funds and its Other Clients.

Victory Sycamore Mid Cap Value Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Gary H. Miller	Registered Investment Companies	5	$17,601,820,000	0	N/A
	Other Pooled Investment Vehicles	6	$516,240,000	0	N/A
	Other Accounts	18	$804,450,000	0	N/A

Jeffrey M. Graff	Registered Investment Companies	5	$17,601,820,000	0	N/A
	Other Pooled Investment Vehicles	6	$516,240,000	0	N/A
	Other Accounts	18	$804,450,000	0	N/A

Gregory M. Conners	Registered Investment Companies	5	$17,601,820,000	0	N/A
	Other Pooled Investment Vehicles	6	$516,240,000	0	N/A
	Other Accounts	18	$804,450,000	0	N/A

James M. Albers	Registered Investment Companies	5	$17,601,820,000	0	N/A
	Other Pooled Investment Vehicles	6	$516,240,000	0	N/A
	Other Accounts	18	$804,450,000	0	N/A

Michael F. Rodarte	Registered Investment Companies	5	$17,601,820,000	0	N/A
	Other Pooled Investment Vehicles	6	$516,240,000	0	N/A
	Other Accounts	18	$804,450,000	0	N/A

Material Conflicts of Interest

Victory’s portfolio managers are often responsible for managing one or more funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts they manage or support. The side-by-side management of the funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) his or her attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations, to such other accounts. In addition, certain trading practices, such as cross-trading between funds or between a fund and another account, raise conflict of interest issues. Victory has adopted numerous compliance policies and procedures, including a Code of Ethics and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, Victory has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of Victory’s investment teams and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that Victory’s compliance program will achieve its intended result.

Compensation

Victory has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of Victory’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help Victory attract and retain high-quality investment professionals, and (3) contribute to Victory’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which Victory receives a performance fee) (together, “Accounts”). A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. Victory monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark. Each of Victory’s investment franchises, including Sycamore Capital, may earn incentive compensation based on a percentage of Victory’s revenue attributable to fees paid by Accounts managed by the team. The chief investment officer of each team, in coordination with Victory, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to Victory’s philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or fund relative to a selected peer group(s). The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one, three and five year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

Victory’s portfolio managers may participate in the equity ownership plan of Victory’s parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.

Wells Capital Management Mid Cap Value Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
James M. Tringas, CFA	Registered Investment Companies	7	$12,068,900,000	0	N/A
	Other Pooled Investment Vehicles	2	$158,900,000	1	$71,000,000
	Other Accounts	14	$645,000,000	0	N/A

Bryant VanCronkhite, CFA, CPA	Registered Investment Companies	7	$12,068,900,000	0	N/A
	Other Pooled Investment Vehicles	2	$158,900,000	1	$71,000,000
	Other Accounts	14	$645,000,000	0	N/A

Material Conflicts of Interest

Wells Capital Management’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Compensation

The compensation structure for WellsCap’s Portfolio Managers includes a competitive fixed base salary plus variable incentives, payable annually and/or over longer term periods. Participating in third party investment management compensation surveys provides market-based compensation information to help support individual pay decisions. In addition to investment management compensation surveys, compensation consideration includes prior professional experience, tenure, seniority, and a Portfolio Manager’s team size, scope, and assets under management when determining their fixed base salary. Incentive bonuses are typically tied to relative, pre-tax investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5-year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. In the case of the Portfolio, the benchmark against which the performance of the Portfolio’s investment portfolio may be compared for these purposes generally is indicated in the performance section of the Portfolio’s Prospectus. In addition, Portfolio Managers, who meet the eligibility requirements, may participate in Wells Fargo’s 401(k) plan that features a limited matching contribution. Eligibility for and participation in the 401(k) plan is available to all employees on the same basis.

Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Management U.S. Government Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
S. Kenneth Leech, Strategic Bond Opportunities Portfolio, U.S. Government Portfolio	Registered Investment Companies	95	$148,209,240,388	0	N/A
	Other Pooled Investment Vehicles	271	$87,914,251,511	6	$1,725,004,196
	Other Accounts	611	$206,094,947,323	31	$12,441,785,345

Carl L. Eichstaedt,(1) Strategic Bond Opportunities Portfolio	Registered Investment Companies	18	$48,204,032,085	0	N/A
	Other Pooled Investment Vehicles	23	$13,740,065,524	0	N/A
	Other Accounts	157	$47,052,068,365	8	$5,476,534,088

Mark Lindbloom, Strategic Bond Opportunities Portfolio, U.S. Government Portfolio	Registered Investment Companies	19	$51,088,257,218	0	N/A
	Other Pooled Investment Vehicles	21	$12,939,398,150	0	N/A
	Other Accounts	144	$38,364,282,923	7	$3,864,735,368

Frederick Marki, U.S. Government Portfolio	Registered Investment Companies	5	$4,261,220,341	0	N/A
	Other Pooled Investment Vehicles	4	$1,048,417,739	0	N/A
	Other Accounts	39	$14,910,289,107	4	$2,725,869,126

Michael Buchanan, Strategic Bond Opportunities Portfolio	Registered Investment Companies	41	$50,642,795,185	0	N/A
	Other Pooled Investment Vehicles	80	$35,872,836,277	3	$1,155,252,389
	Other Accounts	247	$83,588,992,435	16	$6,917,622,397

Annabel Rudebeck Strategic Bond Opportunities Portfolio	Registered Investment Companies	3	$1,101,556,591	0	N/A
	Other Pooled Investment Vehicles	16	$3,482,147,683	1	$130,544,629
	Other Accounts	26	$6,105,208,446	2	$533,756,446

(1)	It is anticipated that Mr. Eichstaedt will step down as a member of the Portfolio’s portfolio management team effective on or about March 31, 2019.

Note: Western Asset’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of Western Asset’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Material Conflicts of Interest

Western Asset has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a Portfolio’s trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of a Portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a Portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a Portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Firm has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Firm may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a Portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a Portfolio or the other account(s) involved. Additionally, the management of multiple Portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or other account. Western Asset’s team approach to portfolio management and block trading approach works to limit this potential risk.

The Firm also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of the Firm have access to transactions and holdings information regarding client accounts and the Firm’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Firm maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Firm’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Firm’s compliance monitoring program.

Western Asset may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Firm also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

Compensation

At Western Asset, one compensation methodology covers all products and functional areas, including portfolio managers. Western’s philosophy is to reward its employees through total compensation. Total compensation is reflective of the external market value for skills, experience, ability to produce results and the performance of one’s group and the Firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the Firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current Firm and portfolio strategy, and communication with clients. In reviewing pre-tax investment performance, one-, three- and five-year annualized returns are measured against appropriate market peer groups and to each fund’s benchmark index.

BRIGHTHOUSE FUNDS TRUST II

PART C

OTHER INFORMATION

Item 28.	Exhibits

Exhibit No.	Description of Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust.[7]

(a)(1)(i)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust.*

(a)(2)	Certificate of Trust.[5]

(a)(2)(i)	Certificate of Amendment to Certificate of Trust.*

(b)	Amended and Restated By-Laws.[9]

(c)	None other than Exhibit (a)(1).

(d)(a)(1)	Advisory Agreement between Brighthouse Funds Trust II (the “Registrant”) and Brighthouse Investment Advisers, LLC, with respect to Baillie Gifford International Stock Portfolio.*

(d)(a)(2)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to BlackRock Bond Income Portfolio.*

(d)(a)(3)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to BlackRock Capital Appreciation Portfolio.*

(d)(a)(4)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to BlackRock Ultra-Short Term Bond Portfolio.*

(d)(a)(5)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Artisan Mid Cap Value Portfolio.*

(d)(a)(6)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Dimensional International Small Company Portfolio.*

(d)(a)(7)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Wellington Balanced Portfolio.*

Exhibit No.	Description of Exhibits

(d)(a)(8)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Wellington Core Equity Opportunities Portfolio.*

(d)(a)(9)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Brighthouse Asset Allocation 20 Portfolio.*

(d)(a)(10)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Brighthouse Asset Allocation 40 Portfolio.*

(d)(a)(11)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Brighthouse Asset Allocation 60 Portfolio.*

(d)(a)(12)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Brighthouse Asset Allocation 80 Portfolio.*

(d)(a)(13)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Frontier Mid Cap Growth Portfolio.*

(d)(a)(14)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Jennison Growth Portfolio.*

(d)(a)(15)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Loomis Sayles Small Cap Core Portfolio.*

(d)(a)(16)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Loomis Sayles Small Cap Growth Portfolio.*

(d)(a)(17)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to MetLife Aggregate Bond Index Portfolio.*

(d)(a)(18)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to MetLife Mid Cap Stock Index Portfolio.*

(d)(a)(19)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to MetLife MSCI EAFE Index Portfolio.*

(d)(a)(20)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to MetLife Russell 2000 Index Portfolio.*

(d)(a)(21)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to MetLife Stock Index Portfolio.*

(d)(a)(22)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to MFS Total Return Portfolio.*

Exhibit No.	Description of Exhibits

(d)(a)(23)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to MFS Value Portfolio.*

(d)(a)(23)(i)	Amendment No. 1 to Advisory Agreement with respect to MFS Value Portfolio.*

(d)(a)(24)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Neuberger Berman Genesis Portfolio.*

(d)(a)(25)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to T. Rowe Price Large Cap Growth Portfolio.*

(d)(a)(26)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to T. Rowe Price Small Cap Growth Portfolio.*

(d)(a)(27)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to VanEck Global Natural Resources Portfolio.*

(d)(a)(28)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Western Asset Management Strategic Bond Opportunities Portfolio.*

(d)(a)(29)	Advisory Agreement between the Registrant and Brighthouse Investment Advisers, LLC, with respect to Western Asset Management U.S. Government Portfolio.*

(d)(b)(1)	Investment Subadvisory Agreement between Baillie Gifford Overseas Limited and Brighthouse Investment Advisers, LLC with respect to Baillie Gifford International Stock Portfolio.*

(d)(b)(2)	Subadvisory Agreement between BlackRock Advisors, LLC and Brighthouse Investment Advisers, LLC, with respect to BlackRock Bond Income Portfolio.*

(d)(b)(3)	Subadvisory Agreement between BlackRock Advisors, LLC and Brighthouse Investment Advisers, LLC, with respect to BlackRock Capital Appreciation Portfolio.*

(d)(b)(4)	Subadvisory Agreement between BlackRock Advisors, LLC and Brighthouse Investment Advisers, LLC, with respect to BlackRock Ultra-Short Term Bond Portfolio.*

(d)(b)(5)	Sub-Advisory Agreement between Artisan Partners Limited Partnership and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Artisan Mid Cap Value Portfolio.*

Exhibit No.	Description of Exhibits

(d)(b)(5)(i)	Amendment No. 1 to the Investment Sub-Advisory Agreement with respect to Brighthouse/Artisan Mid Cap Value Portfolio.*

(d)(b)(6)	Sub-Advisory Agreement between Dimensional Fund Advisors LP and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Dimensional International Small Company Portfolio.*

(d)(b)(7)	Investment Subadvisory Agreement between Wellington Management Company LLP and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Wellington Balanced Portfolio.*

(d)(b)(8)	Investment Subadvisory Agreement between Wellington Management Company LLP and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Wellington Core Equity Opportunities Portfolio.*

(d)(b)(9)	Investment Subadvisory Agreement between Frontier Capital Management, LLC and Brighthouse Investment Advisers, LLC, with respect to Frontier Mid Cap Growth Portfolio.*

(d)(b)(9)(i)	Amendment No. 1 to the Investment Subadvisory Agreement with respect to Frontier Mid Cap Growth Portfolio.*

(d)(b)(10)	Subadvisory Agreement between Jennison Associates, LLC and Brighthouse Investment Advisers, LLC, with respect to Jennison Growth Portfolio.*

(d)(b)(11)	Sub-Advisory Agreement between Loomis, Sayles & Company, L.P. and Brighthouse Investment Advisers, LLC, with respect to Loomis Sayles Small Cap Core Portfolio.*

(d)(b)(12)	Sub-Advisory Agreement between Loomis, Sayles & Company, L.P. and Brighthouse Investment Advisers, LLC, with respect to Loomis Sayles Small Cap Growth Portfolio.*

(d)(b)(13)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC, and MetLife Investment Advisors, LLC, with respect to MetLife Aggregate Bond Index Portfolio.*

(d)(b)(14)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC, and MetLife Investment Advisors, LLC, with respect to MetLife Mid Cap Stock Index Portfolio.*

(d)(b)(15)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC, and MetLife Investment Advisors, LLC, with respect to MetLife MSCI EAFE Index Portfolio.*

Exhibit No.	Description of Exhibits

(d)(b)(16)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC, and MetLife Investment Advisors, LLC, with respect to MetLife Russell 2000 Index Portfolio.*

(d)(b)(17)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC, and MetLife Investment Advisors, LLC, with respect to MetLife Stock Index Portfolio.*

(d)(b)(18)	Sub-Advisory Agreement between Massachusetts Financial Services Company and Brighthouse Investment Advisers, LLC, with respect to MFS Total Return Portfolio.*

(d)(b)(19)	Sub-Advisory Agreement between Massachusetts Financial Services Company and Brighthouse Investment Advisers, LLC, with respect to MFS Value Portfolio.*

(d)(b)(19)(i)	Amendment No. 1 to the Sub-Advisory Agreement with respect to MFS Value Portfolio.*

(d)(b)(20)	Sub-Advisory Agreement between Neuberger Berman Investment Advisers LLC and Brighthouse Investment Advisers, LLC, with respect to Neuberger Berman Genesis Portfolio.*

(d)(b)(21)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC, and T. Rowe Price Associates, Inc., with respect to T. Rowe Price Large Cap Growth Portfolio.*

(d)(b)(21)(i)	Form of Amendment No. 1 to the Sub-Investment Management Agreement with respect to T. Rowe Price Large Cap Growth Portfolio.*

(d)(b)(22)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC, and T. Rowe Price Associates, Inc., with respect to T. Rowe Price Small Cap Growth Portfolio.*

(d)(b)(23)	Sub-Advisory Agreement between Van Eck Associates Corporation and Brighthouse Investment Advisers, LLC, with respect to VanEck Global Natural Resources Portfolio.*

(d)(b)(24)	Subadvisory Agreement among Western Asset Management Company, Western Asset Management Company Limited, and Brighthouse Investment Advisers, LLC, with respect to Western Asset Management Strategic Bond Opportunities Portfolio.*

Exhibit No.	Description of Exhibits

(d)(b)(25)	Subadvisory Agreement between Western Asset Management Company and Brighthouse Investment Advisers, LLC, with respect to Western Asset Management U.S. Government Portfolio.*

(e)(1)	Distribution Agreement.*

(f)(1)	Deferred Fee Agreement.[7]

(f)(1)(i)	List of Participants in Deferred Fee Agreement.[8]

(g)(1)	Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company.[7]

(g)(1)(i)	Amendment to Amended and Restated Master Custodian Agreement.[10]

(h)(1)	Reserved.

(h)(2)	Agreement relating to the use of the “Metropolitan” name and service marks.[1]

(h)(3)	Licensing Agreement relating to MetLife Russell 2000 Index Portfolio (formerly, Russell 2000 Index Portfolio).[2]

(h)(4)	Licensing Agreement relating to MetLife Stock Index Portfolio and MetLife Mid Cap Stock Index Portfolio (fee schedule omitted).[3]

(h)(5)	Participation Agreement among the Registrant, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, and Metropolitan Life Insurance Company.[11]

(h)(6)	Participation Agreement among the Registrant, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, and New England Life Insurance Company.[11]

(h)(7)	Participation Agreement among the Registrant, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, and General American Life Insurance Company.[11]

(h)(8)	Participation Agreement among the Registrant, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, and Brighthouse Life Insurance Company.[11]

(h)(9)	Participation Agreement among the Registrant, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, and Brighthouse Life Insurance Company of NY.[11]

Exhibit No.	Description of Exhibits

(h)(10)	Participation Agreement among the Registrant, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, and Metropolitan Tower Life Insurance Company.[11]

(h)(11)	Interim Administrative Services Agreement.[5]

(h)(12)	Expense Agreement dated April 30, 2018.*

(h)(13)	Amended and Restated Master Administration Agreement with State Street Bank and Trust Company.[7]

(h)(13)(i)	Amendment to Amended and Restated Master Administration Agreement.[10]

(h)(13)(ii)	Amendment No. 2 to Amended and Restated Master Administration Agreement.*

(h)(14)	Form of Non-Custodial Securities Lending Agreement between the Registrant and JPMorgan Chase Bank, N.A.*

(h)(15)	Commission Recapture Agreement between the Registrant, on behalf of each Portfolio, and Capital Institutional Services, Inc.*

(i)(1)	Opinion and Consent of Counsel dated April 26, 2012.[5]

(i)(2)	Opinion and Consent of Sullivan & Worcester LLP dated December 21, 2012 with respect to the legality of the shares being registered.[6]

(j)	Consent of Deloitte & Touche LLP.*

(k)	Not Applicable

(l)	Not Applicable

(m)(1)	Distribution and Services Plan Pursuant to Rule 12b-1.[11]

(m)(2)	Form of Rule 12b-1 Plan Payments Agreement between Brighthouse Securities, LLC and Brighthouse Life Insurance Company.*

(m)(3)	Form of Rule 12b-1 Plan Payments Agreement between Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY.*

(m)(4)	Form of Rule 12b-1 Plan Payments Agreement between Brighthouse Securities, LLC and General American Life Insurance Company.*

(m)(5)	Form of Rule 12b-1 Plan Payments Agreement between Brighthouse Securities, LLC and Metropolitan Tower Life Insurance Company.*

Exhibit No.	Description of Exhibits

(m)(6)	Form of Rule 12b-1 Plan Payments Agreement between Brighthouse Securities, LLC and New England Life Insurance Company.*

(m)(7)	Form of Rule 12b-1 Plan Payments Agreement between Brighthouse Securities, LLC and Metropolitan Life Insurance Company.*

(n)	Rule 18f-3 Plan.[4]

(o)	Not Applicable

(p)(1)	MetLife Investment Advisors, LLC Code of Ethics.*

(p)(2)	Artisan Partners Limited Partnership Code of Ethics.[11]

(p)(3)	Jennison Associates LLC Code of Ethics.[11]

(p)(4)	Loomis, Sayles & Co., L.P. Code of Ethics.*

(p)(5)	MFS Investment Management Code of Ethics.[11]

(p)(6)	Western Asset Management Company Code of Ethics.[8]

(p)(7)	BlackRock Code of Ethics.*

(p)(8)	Neuberger Berman Code of Ethics.[5]

(p)(9)	T. Rowe Price Group Code of Ethics.[5]

(p)(10)	Baillie Gifford Code of Ethics.*

(p)(11)	Dimensional Fund Advisors LP Code of Ethics.[11]

(p)(12)	Van Eck Associates Corporation Code of Ethics.*

(p)(13)	Frontier Capital Management Company, LLC Code of Ethics.[11]

(p)(14)	Wellington Management Company, LLP Code of Ethics.*

(p)(15)	Brighthouse Funds Trust I, Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, and Brighthouse Securities, LLC Code of Ethics.[11]

(q)	Powers of Attorney for all Trustees.*

* Filed herewith.

1	Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, File Nos. 002-80751 and 811-03618 (the “Registration Statement”), filed with the Securities and Exchange Commission (the “SEC”) on April 30, 1996, and hereby incorporated by reference.

2	Filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement filed with the SEC on April 1, 1999, and hereby incorporated by reference.

3	Filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement filed with the SEC on April 6, 2000, and hereby incorporated by reference.

4	Filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement filed with the SEC on May 1, 2009, and hereby incorporated by reference.

5	Filed as an exhibit to Post-Effective Amendment No. 62 to the Registration Statement filed with the SEC on April 27, 2012, and hereby incorporated by reference.

6	Filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement filed with the SEC on December 21, 2012, and hereby incorporated by reference.

7	Filed as an exhibit to Post-Effective Amendment No. 68 to the Registration Statement filed with the SEC on April 25, 2013, and hereby incorporated by reference.

8	Filed as an exhibit to Post-Effective Amendment No. 72 to the Registration Statement filed with the SEC on April 24, 2014, and hereby incorporated by reference.

9	Filed as an exhibit to Post-Effective Amendment No. 76 to the Registration Statement filed with the SEC on April 29, 2015, and hereby incorporated by reference.

10	Filed as an exhibit to Post-Effective Amendment No. 82 to the Registration Statement filed with the SEC on February 6, 2017, and hereby incorporated by reference.

11	Filed as an exhibit to Post-Effective Amendment No. 84 to the Registration Statement filed with the SEC on April 27, 2017, and hereby incorporated by reference.

Item 29.	Persons Controlled by or Under Common Control with Registrant

As of the effective date of this Post-Effective Amendment, the separate accounts of Brighthouse Life Insurance Company of NY, General American Life Insurance Company, Brighthouse Life Insurance Company, Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, and New England Life Insurance Company (each, an “Insurance Company” and, collectively, the “Insurance Companies”) together owned of record 100% of the Registrant’s outstanding shares. Because the Insurance Companies through their separate accounts own 100% of the outstanding shares of the Registrant, they may be deemed to be in control (as that term is defined in the Investment Company Act of 1940) of the Registrant. Each Insurance Company is a direct or indirect, wholly-owned subsidiary of MetLife, Inc. or Brighthouse Financial, Inc. As a result, each of MetLife, Inc. and Brighthouse Financial, Inc. may be deemed to be a control person of the Registrant.

MetLife, Inc.

-Metropolitan Life Insurance Company (NY)*

=General American Life Insurance Company (MO) (wholly-owned subsidiary of

Metropolitan Life Insurance Company)**

-Metropolitan Tower Life Insurance Company (DE)*

Brighthouse Financial, Inc.

-Brighthouse Holdings, LLC***

=Brighthouse Life Insurance Company (DE) (wholly-owned subsidiary of

Brighthouse Holdings, LLC)****

Brighthouse Life Insurance Company of NY (NY) (wholly-owned subsidiary of Brighthouse Life Insurance Company)****

=New England Life Insurance Company (MA) (wholly-owned subsidiary of

Brighthouse Holdings, LLC)****

Brighthouse Funds Trust I (DE)*****

* Wholly-owned subsidiary of MetLife, Inc.

** Indirect, wholly-owned subsidiary of MetLife, Inc.

*** Wholly-owned subsidiary of Brighthouse Financial, Inc.

**** Indirect, wholly-owned subsidiary of Brighthouse Financial, Inc.

***** Outstanding shares owned by the Insurance Companies’ separate accounts.

Item 30.	Indemnification

The Registrant’s Amended and Restated Agreement and Declaration of Trust provides that each Trustee and officer of the Registrant is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee or officer (1) did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Registrant; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties; and (3) in a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful. Reference is made to Article VII, Sections 7.4, 7.5, 7.6 and 7.8 of the Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement filed with the SEC on April 25, 2013.

The Fund Participation Agreements among the Registrant, Brighthouse Investment Advisers, LLC (“BIA”), Brighthouse Securities, LLC (“Brighthouse Securities”) and certain insurance companies (the “Participation Agreements”) provide that the Company, as defined respectively in each Participation Agreement, will indemnify and hold harmless the Registrant and its trustees and officers, and any person who controls the Registrant, against certain losses, claims, damages, liabilities, or litigation to which they may become subject to under any law or otherwise, so long as the losses are related to the sale or acquisition of the Registrant’s shares or certain variable life and variable annuity contracts and arise as a result of (1) making or allegedly making untrue statements of material fact or omitting or allegedly omitting material facts in any registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature, provided that no indemnity shall be given if such statement or omission was made in reliance upon and in conformity with information furnished to the Company for use in such documents; (2) statements or representations (other than those statements or representations contained in the documents listed in item 1) or wrongful conduct with respect to the sale of variable life and variable annuity contracts or shares of the Registrant; (3) making or allegedly making untrue statements of material fact contained in the registration statements, prospectuses or statements of additional information, sales literature or other promotional material required to be stated therein or necessary to make the statements not misleading if such statements were furnished to the Registrant by the Company; (4) failure by the Company to provide services and furnish material under the terms of the Participation Agreements; or (5) any other material breach of the Participation Agreements by the Company.

The Participation Agreements provide that BIA and Brighthouse Securities will indemnify and hold harmless each Company and each of its directors and officers, and any person who controls each Company, against certain losses, claims, damages, liabilities, or litigation to which they may become subject to under any law or otherwise, so long as the losses are related to the sale or acquisition of the Registrant’s shares or certain variable life and variable annuity contracts and arise as a result of (1) making or allegedly making untrue statements of material fact or omitting or allegedly omitting material facts in any registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature, provided that no indemnity shall be given if such statement or omission was made in reliance upon and in conformity with information furnished to the Registrant, BIA or Brighthouse Securities for use in such documents; (2) statements or representations (other than those statements or representations contained in the documents listed in item 1 not supplied by BIA, Brighthouse Securities, or the Registrant or persons under their control) or wrongful conduct of BIA, Brighthouse Securities or the Registrant, with respect to the sale of variable life and variable annuity contracts or shares of the Registrant; (3) making or allegedly making untrue statements of material fact contained in the registration statements, prospectuses or statements of additional information, sales literature or other promotional material required to be stated therein or necessary to make the statements not misleading if such statements were furnished to each Company by BIA, Brighthouse Securities or the Registrant; (4) failure by BIA, Brighthouse Securities or the Registrant to provide services and furnish material under the terms of the Participation Agreements; or (5) any other material breach of the Participation Agreements by BIA, Brighthouse Securities or the Registrant.

None of the indemnified parties in the Participation Agreements discussed above shall be indemnified for any losses if such loss was caused by or arises out of that party’s willful misfeasance, bad faith or gross negligence or by reasons of such Party’s reckless disregard of obligations and duties under the Participation Agreements.

For more specific information regarding the indemnification provisions of the Participation Agreements, please refer to Sections 8.1 and 8.2 of each Participation Agreement, which are incorporated by reference to Exhibits (h)(e)(1) though (h)(e)(6) to Post-Effective Amendment No. 84 to the Registration Statement filed with the SEC on April 27, 2017.

The Distribution Agreement (the “Distribution Agreement”) provides that Brighthouse Securities, LLC will indemnify and hold harmless the Registrant, and each of its directors and officers (or former officers and directors) and each person, if any, who controls the Trust against any loss, liability, claim, damage, or expense (including the reasonable cost of investigating and defending against the same and any counsel fees reasonably incurred in connection therewith), incurred under the federal Securities Act of 1933 or under common law or otherwise that arise out of or are based upon: (1) any untrue or alleged untrue statement of a material fact contained in information furnished by Brighthouse Securities, LLC to the Registrant for use in the Registrant’s registration statement, Prospectus, or annual or interim reports to shareholders; (2)

any omission or alleged omission to state a material fact in connection with such information furnished by Brighthouse Securities, LLC to the Registrant that is required to be stated in any of such documents or necessary to make such information not misleading; (3) any misrepresentation or omission or alleged misrepresentation or omission in connection with the offer or sale of shares of the Registrant to state a material fact on the part of Brighthouse Securities, LLC or any agent or employee of Brighthouse Securities, LLC or any other person for whose acts Brighthouse Securities, LLC is responsible, unless such misrepresentation or omission or alleged misrepresentation or omission was made in reliance on written information furnished by the Registrant, or (4) the willful misconduct or failure to exercise reasonable care and diligence on the part of any such persons with respect to services rendered under the Distribution Agreement. Reference is made to Section 12 of the Distribution Agreement among the Registrant and Brighthouse Securities, LLC, which is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 84 to the Registration Statement filed with the SEC on April 27, 2017.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 31.	Business and other Connections of Investment Manager.

(a) Brighthouse Investment Advisers, LLC, is the adviser of the Registrant. The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Brighthouse Investment Advisers, LLC during the past two years is incorporated by reference to Form ADV filed by Brighthouse

Investment Advisers, LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-47459).

(b) Subadvisers of Brighthouse Funds Trust II

1. The list of each director and certain officers of BlackRock Advisors, LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

2. The list of each director and certain officers of T. Rowe Price Associates, Inc. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by T. Rowe Price Associates, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-856).

3. The list of each director and certain officers of MetLife Investment Advisors, LLC indicating any other business, profession, vocation or employment of a substantial nature in which such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by MetLife Investment Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-67314).

4. The list of each director and certain officers of Artisan Partners Limited Partnership indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to form ADV filed by Artisan Partners Limited Partnership pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48435).

5. The list of each director and certain officers of Neuberger Berman Investment Advisers LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Neuberger Berman Management LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8259).

6. The list of each director and certain officers of Jennison Associates LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Jennison Associates LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801- 5608).

7. The list of each director and certain officers of Loomis, Sayles & Company, L.P. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Loomis Sayles& Company, L.P pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-170).

8. The list of each director and certain officers of Massachusetts Financial Services Company indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Massachusetts Financial Services Company pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-17352).

9. The list of each director and certain officers of Western Asset Management Company indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Western Asset Management Company pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-8162).

10. The list of each director and certain officers of Baillie Gifford Overseas Limited indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Baillie Gifford Overseas Limited pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-21051).

11. The list of each director and certain officers of Dimensional Fund Advisors LP indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Dimensional Fund Advisors LP pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-1628).

12. The list of each director and certain officers of Van Eck Associates Corporation indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Van Eck Associates Corporation pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-21340).

13. The list of each director and certain officers of Frontier Capital Management Company, LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Frontier Capital Management Company, LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15724).

14. The list of each director and certain officers of Wellington Management Company LLP indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Wellington Management Company, LLP pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15908).

Item 32.	Principal Underwriters

(a) Brighthouse Securities, LLC, the Registrant’s principal underwriter, also acts as principal underwriter for the following management investment companies (other than the Registrant) and separate accounts:

Brighthouse Fund UL for Variable Life Insurance

Brighthouse Fund UL III for Variable Life Insurance

Brighthouse Funds Trust I

Brighthouse Separate Account A

Brighthouse Separate Account Eleven for Variable Annuities

Brighthouse Separate Account QPN for Variable Annuities

Brighthouse Variable Annuity Account B

Brighthouse Variable Annuity Account C

Brighthouse Variable Life Account A

Brighthouse Variable Life Account One

New England Variable Annuity Separate Account

New England Variable Life Separate Account

(b) Officers and Directors of Brighthouse Securities, LLC. The address for each person is Gragg Building, 11225 North Community House Road, Charlotte, NC 28277, unless otherwise indicated.

Name and Principal Business Address	Positions and Offices With Principal Underwriter	Positions and Offices With Registrant

Daniel B. Arrington	Vice President and Secretary

Philip J. Beaulieu	Vice President and Manager

Melissa S. Cox	Vice President

Michael B. Davis	Vice President

Jeffrey Halperin	Senior Vice President and

Name and Principal Business Address	Positions and Offices With Principal Underwriter	Positions and Offices With Registrant

Chief Compliance Officer

Jacob M. Jenkelowitz	Vice President and Assistant Secretary

Myles Lambert	President, Chief Executive Officer and Manager

Jane F. LaVenture	Assistant Secretary

Donald Leintz	Vice President

Timothy J. McLinden	Vice President

Janet M. Morgan	Vice President

Kieran R. Mullins	Executive Vice President

Gerard J. Nigro	Senior Vice President and Manager

Paul S. Peterson	Vice President and Treasurer

Matthew K. Quale	Vice President

Phyllis J. Zanghi	Senior Vice President and Tax Director

(c) Inapplicable

Item 33.	Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by the following companies:

Brighthouse Funds Trust II

One Financial Center

Boston, MA 02111

State Street Bank and Trust Company

State Street Financial Center

225 Franklin Street

Boston, MA 02110

MetLife Group, Inc.

1095 Avenue of the Americas

New York, NY 10036

MetLife Investment Advisors, LLC

One MetLife Way, Whippany

New Jersey 07981

Brighthouse Securities, LLC

11225 North Community House Road,

Charlotte, North Carolina 28277

BlackRock Advisors, LLC

55 East 52nd Street

New York, NY 10055

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Western Asset Management Company

385 E. Colorado Boulevard

Pasadena, CA 91101

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Jennison Associates LLC

466 Lexington Avenue

New York, NY 10017

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, MA 02110

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, TX 78746

Van Eck Associates Corporation

666 Third Avenue, 9th Floor

New York, NY 10017

Artisan Partners Limited Partnership

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

Baillie Gifford Overseas Limited

Calton Square

1 Greenside Row

Edinburgh, EH1 3AN

Scotland

Frontier Capital Management Company, LLC

99 Summer Street

Boston, Massachusetts 02110

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

Item 34.	Management Services.

None.

Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, BRIGHTHOUSE FUNDS TRUST II, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 86 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 26th day of April, 2018.

BRIGHTHOUSE FUNDS TRUST II
(Registrant)

By:	/s/ KRISTI SLAVIN
Kristi Slavin
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 86 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ KRISTI SLAVIN	President and Chief Executive Officer	April 26, 2018
Kristi Slavin	(Principal Executive Officer)

/s/ ALAN R. OTIS	Chief Financial Officer and Treasurer	April 26, 2018
Alan R. Otis	(Principal Financial and Accounting Officer)

/s/ STEPHEN M. ALDERMAN*	Trustee	April 26, 2018
Stephen M. Alderman

/s/ ROBERT J. BOULWARE*	Trustee	April 26, 2018
Robert J. Boulware

/s/ SUSAN C. GAUSE*	Trustee	April 26, 2018
Susan C. Gause

/s/ NANCY HAWTHORNE*	Trustee	April 26, 2018
Nancy Hawthorne

/s/ BARBARA A. NUGENT*	Trustee	April 26, 2018
Barbara A. Nugent

/s/ JOHN ROSENTHAL*	Trustee	April 26, 2018
John Rosenthal

/s/ CHRISTOPHER J. TOWLE*	Trustee	April 26, 2018
Christopher J. Towle

/s/ DAWN M. VROEGOP*	Trustee	April 26, 2018
Dawn M. Vroegop

*BY: /s/ BRIAN D. MCCABE
Brian D. McCabe
Attorney-in-Fact**

**	Pursuant to Power of Attorney for each Trustee filed herewith.

Exhibit Index

(a)(1)(i)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust

(a)(2)(i)	Certificate of Amendment to Certificate of Trust

(d)(a)(1)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Baillie Gifford International Stock Portfolio

(d)(a)(2)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to BlackRock Bond Income Portfolio

(d)(a)(3)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to BlackRock Capital Appreciation Portfolio

(d)(a)(4)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to BlackRock Ultra-Short Term Bond Portfolio

(d)(a)(5)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Artisan Mid Cap Value Portfolio

(d)(a)(6)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Dimensional International Small Company Portfolio

(d)(a)(7)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Wellington Balanced Portfolio

(d)(a)(8)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Wellington Core Equity Opportunities Portfolio

(d)(a)(9)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Brighthouse Asset Allocation 20 Portfolio

(d)(a)(10)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Brighthouse Asset Allocation 40 Portfolio

(d)(a)(11)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Brighthouse Asset Allocation 60

Portfolio

(d)(a)(12)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Brighthouse Asset Allocation 80 Portfolio

(d)(a)(13)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Frontier Mid Cap Growth Portfolio

(d)(a)(14)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Jennison Growth Portfolio

(d)(a)(15)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Loomis Sayles Small Cap Core Portfolio

(d)(a)(16)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Loomis Sayles Small Cap Growth Portfolio

(d)(a)(17)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to MetLife Aggregate Bond Index Portfolio

(d)(a)(18)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to MetLife Mid Cap Stock Index Portfolio

(d)(a)(19)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to MetLife MSCI EAFE Index Portfolio

(d)(a)(20)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to MetLife Russell 2000 Index Portfolio

(d)(a)(21)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to MetLife Stock Index Portfolio

(d)(a)(22)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to MFS Total Return Portfolio

(d)(a)(23)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to MFS Value Portfolio

(d)(a)(23)(i)	Amendment No. 1 to Advisory Agreement with respect to MFS Value Portfolio

(d)(a)(24)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Neuberger Berman Genesis Portfolio

(d)(a)(25)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to T. Rowe Price Large Cap Growth Portfolio

(d)(a)(26)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to T. Rowe Price Small Cap Growth Portfolio

(d)(a)(27)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to VanEck Global Natural Resources Portfolio

(d)(a)(28)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Western Asset Management Strategic Bond Opportunities Portfolio

(d)(a)(29)	Advisory Agreement between Brighthouse Funds Trust II and Brighthouse Investment Advisers, LLC, with respect to Western Asset Management U.S. Government Portfolio

(d)(b)(1)	Investment Subadvisory Agreement between Baillie Gifford Overseas Limited and Brighthouse Investment Advisers, LLC with respect to Baillie Gifford International Stock Portfolio

(d)(b)(2)	Subadvisory Agreement between BlackRock Advisors, LLC and Brighthouse Investment Advisers, LLC, with respect to BlackRock Bond Income Portfolio

(d)(b)(3)	Subadvisory Agreement between BlackRock Advisors, LLC and Brighthouse Investment Advisers, LLC, with respect to BlackRock Capital Appreciation Portfolio

(d)(b)(4)	Subadvisory Agreement between BlackRock Advisors, LLC and Brighthouse Investment Advisers, LLC, with respect to BlackRock Ultra-Short Term Bond Portfolio

(d)(b)(5)	Sub-Advisory Agreement between Artisan Partners Limited Partnership and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Artisan Mid Cap Value Portfolio

(d)(b)(5)(i)	Amendment No. 1 to the Investment Sub-Advisory Agreement with respect to Brighthouse/Artisan Mid Cap Value Portfolio

(d)(b)(6)	Sub-Advisory Agreement between Dimensional Fund Advisors LP and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Dimensional International Small Company Portfolio

(d)(b)(7)	Investment Subadvisory Agreement between Wellington Management Company LLP and Brighthouse Investment Advisers, LLC, with respect to

Brighthouse/Wellington Balanced Portfolio

(d)(b)(8)	Investment Subadvisory Agreement between Wellington Management Company LLP and Brighthouse Investment Advisers, LLC, with respect to Brighthouse/Wellington Core Equity Opportunities Portfolio

(d)(b)(9)	Investment Subadvisory Agreement between Frontier Capital Management, LLC and Brighthouse Investment Advisers, LLC, with respect to Frontier Mid Cap Growth Portfolio

(d)(b)(9)(i)	Amendment No. 1 to the Investment Subadvisory Agreement with respect to Frontier Mid Cap Growth Portfolio

(d)(b)(10)	Subadvisory Agreement between Jennison Associates, LLC and Brighthouse Investment Advisers, LLC, with respect to Jennison Growth Portfolio

(d)(b)(11)	Sub-Advisory Agreement between Loomis, Sayles & Company, L.P. and Brighthouse Investment Advisers, LLC, with respect to Loomis Sayles Small Cap Core Portfolio

(d)(b)(12)	Sub-Advisory Agreement between Loomis, Sayles & Company, L.P. and Brighthouse Investment Advisers, LLC, with respect to Loomis Sayles Small Cap Growth Portfolio

(d)(b)(13)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC, and MetLife Investment Advisors, LLC, with respect to MetLife Aggregate Bond Index Portfolio

(d)(b)(14)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC, and MetLife Investment Advisors, LLC, with respect to MetLife Mid Cap Stock Index Portfolio

(d)(b)(15)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC, and MetLife Investment Advisors, LLC, with respect to MetLife MSCI EAFE Index Portfolio

(d)(b)(16)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC, and MetLife Investment Advisors, LLC, with respect to MetLife Russell 2000 Index Portfolio

(d)(b)(17)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC, and MetLife Investment Advisors, LLC, with respect to MetLife Stock Index Portfolio

(d)(b)(18)	Sub-Advisory Agreement between Massachusetts Financial Services Company and Brighthouse Investment Advisers, LLC, with respect to MFS Total Return Portfolio

(d)(b)(19)	Sub-Advisory Agreement between Massachusetts Financial Services Company and Brighthouse Investment Advisers, LLC, with respect to MFS Value Portfolio

(d)(b)(19)(i)	Amendment No. 1 to the Sub-Advisory Agreement with respect to MFS Value Portfolio

(d)(b)(20)	Sub-Advisory Agreement between Neuberger Berman Investment Advisers LLC and Brighthouse Investment Advisers, LLC, with respect to Neuberger Berman Genesis Portfolio

(d)(b)(21)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC and T. Rowe Price Associates, Inc., with respect to T. Rowe Price Large Cap Growth Portfolio

(d)(b)(21)(i)	Form of Amendment No. 1 to the Sub-Investment Management Agreement with respect to T. Rowe Price Large Cap Growth Portfolio

(d)(b)(22)	Sub-Investment Management Agreement among the Registrant, Brighthouse Investment Advisers, LLC and T. Rowe Price Associates, Inc., with respect to T. Rowe Price Small Cap Growth Portfolio

(d)(b)(23)	Sub-Advisory Agreement between Van Eck Associates Corporation and Brighthouse Investment Advisers, LLC, with respect to VanEck Global Natural Resources Portfolio

(d)(b)(24)	Subadvisory Agreement among Western Asset Management Company, Western Asset Management Company Limited, and Brighthouse Investment Advisers, LLC, with respect to Western Asset Management Strategic Bond Opportunities Portfolio

(d)(b)(25)	Subadvisory Agreement between Western Asset Management Company and Brighthouse Investment Advisers, LLC, with respect to Western Asset Management U.S. Government Portfolio

(e)(1)	Distribution Agreement

(h)(12)	Expense Agreement dated April 30, 2018

(h)(13)(ii)	Amendment No. 2 to Amended and Restated Master Administration Agreement

(h)(14)	Form of Non-Custodial Securities Lending Agreement between the Registrant and JPMorgan Chase Bank, N.A.

(h)(15)	Commission Recapture Agreement between the Registrant, on behalf of each

Portfolio, and Capital Institutional Services, Inc.

(j)	Consent of Deloitte & Touche LLP

(m)(2)	Form of Rule 12b-1 Plan Payments Agreement between Brighthouse Securities, LLC and Brighthouse Life Insurance Company

(m)(3)	Form of Rule 12b-1 Plan Payments Agreement between Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY

(m)(4)	Form of Rule 12b-1 Plan Payments Agreement between Brighthouse Securities, LLC and General American Life Insurance Company

(m)(5)	Form of Rule 12b-1 Plan Payments Agreement between Brighthouse Securities, LLC and Metropolitan Tower Life Insurance Company

(m)(6)	Form of Rule 12b-1 Plan Payments Agreement between Brighthouse Securities, LLC and New England Life Insurance Company

(m)(7)	Form of Rule 12b-1 Plan Payments Agreement between Brighthouse Securities, LLC and Metropolitan Life Insurance Company

(p)(1)	MetLife Investment Advisors, LLC Code of Ethics

(p)(4)	Loomis, Sayles & Co., L.P. Code of Ethics

(p)(7)	BlackRock Code of Ethics

(p)(10)	Baillie Gifford Code of Ethics

(p)(12)	Van Eck Associates Corporation Code of Ethics

(p)(14)	Wellington Management Company, LLP Code of Ethics

(q)	Powers of Attorney for all Trustees